UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

30 Hudson Street

16th Floor

Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

  Date of reporting period: July 31, 2023

Item 1. Reports to Stockholders

This filing is on behalf of fifty-three of the sixty-one Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JULY 31, 2023

Dear SunAmerica Series Trust Investor:

We are pleased to present our semiannual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2023. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

The portfolio operating expenses for a fund-of-funds are typically higher than those of a traditional portfolio because you pay the expenses of that portfolio and indirectly pay a proportionate share of the expenses of the underlying portfolios.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE July 31, 2023

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at February 1, 2023 and held until July 31, 2023. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended July 31, 2023” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended July 31, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended July 31, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended July 31, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended July 31, 2023” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2023

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2023	Ending Account Value Using Actual Return at July 31, 2023	Expenses Paid During the Six Months Ended July 31, 2023*	Beginning Account Value at February 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2023	Expenses Paid During the Six Months Ended July 31, 2023*	Annualized Expense Ratio*
SA AB Growth
Class 1	$1,000.00	$1,168.37	$3.39	$1,000.00	$1,021.67	$3.16	0.63%
Class 2	$1,000.00	$1,167.54	$4.19	$1,000.00	$1,020.93	$3.91	0.78%
Class 3	$1,000.00	$1,167.08	$4.73	$1,000.00	$1,020.43	$4.41	0.88%
SA AB Small & Mid Cap Value #
Class 1	$1,000.00	$1,011.05	$4.59	$1,000.00	$1,020.23	$4.61	0.92%
Class 2	$1,000.00	$1,009.58	$5.33	$1,000.00	$1,019.49	$5.36	1.07%
Class 3	$1,000.00	$1,009.73	$5.83	$1,000.00	$1,018.99	$5.86	1.17%
SA BlackRock Muti-Factor 70/30 #
Class 1	$1,000.00	$1,040.90	$1.62	$1,000.00	$1,023.21	$1.61	0.32%
Class 3	$1,000.00	$1,040.30	$2.88	$1,000.00	$1,021.97	$2.86	0.57%
SA BlackRock VCP Global Multi Asset #
Class 1	$1,000.00	$1,044.61	$4.61	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,042.58	$5.87	$1,000.00	$1,019.04	$5.81	1.16%
SA DFA Ultra Short Bond
Class 1	$1,000.00	$1,020.37	$2.55	$1,000.00	$1,022.27	$2.56	0.51%
Class 2	$1,000.00	$1,018.70	$3.30	$1,000.00	$1,021.52	$3.31	0.66%
Class 3	$1,000.00	$1,018.92	$3.80	$1,000.00	$1,021.03	$3.81	0.76%
SA Emerging Markets Equity Index #
Class 1	$1,000.00	$1,023.44	$2.91	$1,000.00	$1,021.92	$2.91	0.58%
Class 3	$1,000.00	$1,022.18	$4.16	$1,000.00	$1,020.68	$4.16	0.83%
SA Federated Hermes Corporate Bond
Class 1	$1,000.00	$998.27	$2.73	$1,000.00	$1,022.07	$2.76	0.55%
Class 2	$1,000.00	$997.41	$3.47	$1,000.00	$1,021.32	$3.51	0.70%
Class 3	$1,000.00	$997.38	$3.96	$1,000.00	$1,020.83	$4.01	0.80%
SA Fidelity Institutional AM® International Growth
Class 1	$1,000.00	$1,084.18	$4.50	$1,000.00	$1,020.48	$4.36	0.87%
Class 3	$1,000.00	$1,082.71	$5.78	$1,000.00	$1,019.24	$5.61	1.12%
SA Fidelity Institutional AM® Real Estate
Class 1	$1,000.00	$983.67	$4.13	$1,000.00	$1,020.63	$4.21	0.84%
Class 2	$1,000.00	$982.85	$4.87	$1,000.00	$1,019.89	$4.96	0.99%
Class 3	$1,000.00	$981.90	$5.36	$1,000.00	$1,019.39	$5.46	1.09%
SA Fixed Income Index #
Class 1	$1,000.00	$991.57	$1.68	$1,000.00	$1,023.11	$1.71	0.34%
Class 3	$1,000.00	$990.47	$2.91	$1,000.00	$1,021.87	$2.96	0.59%
SA Fixed Income Intermediate Index #
Class 1	$1,000.00	$1,000.00	$1.69	$1,000.00	$1,023.11	$1.71	0.34%
Class 3	$1,000.00	$998.97	$2.92	$1,000.00	$1,021.87	$2.96	0.59%
SA Franklin BW U.S. Large Cap Value #
Class 1	$1,000.00	$1,001.99	$3.47	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$1,000.99	$4.22	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$1,000.50	$4.71	$1,000.00	$1,020.08	$4.76	0.95%
SA Franklin Small Company Value #
Class 1	$1,000.00	$1,009.04	$4.73	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$1,007.97	$5.97	$1,000.00	$1,018.84	$6.01	1.20%
SA Franklin Systematic U.S. Large Cap Core
Class 1	$1,000.00	$1,099.48	$3.12	$1,000.00	$1,021.82	$3.01	0.60%
Class 3	$1,000.00	$1,097.69	$4.42	$1,000.00	$1,020.58	$4.26	0.85%
SA Franklin Systematic U.S. Large Cap Value
Class 1	$1,000.00	$1,025.95	$3.32	$1,000.00	$1,021.52	$3.31	0.66%
Class 2	$1,000.00	$1,026.05	$4.07	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,025.57	$4.57	$1,000.00	$1,020.28	$4.56	0.91%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2023

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2023	Ending Account Value Using Actual Return at July 31, 2023	Expenses Paid During the Six Months Ended July 31, 2023*	Beginning Account Value at February 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2023	Expenses Paid During the Six Months Ended July 31, 2023*	Annualized Expense Ratio*
SA Franklin Tactical Opportunities #
Class 1	$1,000.00	$1,058.33	$4.13	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,057.51	$5.41	$1,000.00	$1,019.54	$5.31	1.06%
SA Global Index Allocation 60/40 #
Class 1	$1,000.00	$1,045.29	$0.91	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,044.71	$2.18	$1,000.00	$1,022.66	$2.16	0.43%
SA Global Index Allocation 75/25 #
Class 1	$1,000.00	$1,058.41	$0.92	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,056.69	$2.19	$1,000.00	$1,022.66	$2.16	0.43%
SA Global Index Allocation 90/10
Class 1	$1,000.00	$1,069.78	$0.67	$1,000.00	$1,024.15	$0.65	0.13%
Class 3	$1,000.00	$1,069.00	$1.95	$1,000.00	$1,022.91	$1.91	0.38%
SA Goldman Sachs Global Bond
Class 1	$1,000.00	$975.56	$4.36	$1,000.00	$1,020.38	$4.46	0.89%
Class 2	$1,000.00	$974.19	$5.09	$1,000.00	$1,019.64	$5.21	1.04%
Class 3	$1,000.00	$974.92	$5.58	$1,000.00	$1,019.14	$5.71	1.14%
SA Goldman Sachs Multi-Asset Insights #
Class 1	$1,000.00	$1,063.08	$4.25	$1,000.00	$1,020.68	$4.16	0.83%
Class 3	$1,000.00	$1,060.23	$5.52	$1,000.00	$1,019.44	$5.41	1.08%
SA Index Allocation 60/40
Class 1	$1,000.00	$1,058.31	$0.77	$1,000.00	$1,024.05	$0.75	0.15%
Class 3	$1,000.00	$1,056.80	$2.04	$1,000.00	$1,022.81	$2.01	0.40%
SA Index Allocation 80/20
Class 1	$1,000.00	$1,078.43	$0.67	$1,000.00	$1,024.15	$0.65	0.13%
Class 3	$1,000.00	$1,076.53	$1.96	$1,000.00	$1,022.91	$1.91	0.38%
SA Index Allocation 90/10
Class 1	$1,000.00	$1,087.29	$0.62	$1,000.00	$1,024.20	$0.60	0.12%
Class 3	$1,000.00	$1,086.90	$1.91	$1,000.00	$1,022.96	$1.86	0.37%
SA International Index
Class 1	$1,000.00	$1,057.12	$2.50	$1,000.00	$1,022.36	$2.46	0.49%
Class 3	$1,000.00	$1,056.71	$3.77	$1,000.00	$1,021.12	$3.71	0.74%
SA Invesco Growth Opportunities
Class 1	$1,000.00	$1,033.44	$4.13	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$1,031.42	$4.89	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$1,029.59	$5.38	$1,000.00	$1,019.49	$5.36	1.07%
SA Janus Focused Growth #
Class 1	$1,000.00	$1,214.45	$4.39	$1,000.00	$1,020.83	$4.01	0.80%
Class 2	$1,000.00	$1,213.71	$5.21	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$1,213.21	$5.76	$1,000.00	$1,019.59	$5.26	1.05%
SA JPMorgan Diversified Balanced #
Class 1	$1,000.00	$1,043.66	$3.75	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$1,042.63	$4.51	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,042.33	$5.01	$1,000.00	$1,019.89	$4.96	0.99%
SA JPMorgan Emerging Markets #
Class 1	$1,000.00	$1,043.54	$6.08	$1,000.00	$1,018.84	$6.01	1.20%
Class 2	$1,000.00	$1,042.38	$6.84	$1,000.00	$1,018.10	$6.76	1.35%
Class 3	$1,000.00	$1,041.44	$7.34	$1,000.00	$1,017.60	$7.25	1.45%
SA JPMorgan Equity-Income
Class 1	$1,000.00	$1,003.64	$2.88	$1,000.00	$1,021.92	$2.91	0.58%
Class 2	$1,000.00	$1,003.09	$3.63	$1,000.00	$1,021.17	$3.66	0.73%
Class 3	$1,000.00	$1,002.27	$4.12	$1,000.00	$1,020.68	$4.16	0.83%
SA JPMorgan Global Equities
Class 1	$1,000.00	$1,108.14	$4.34	$1,000.00	$1,020.68	$4.16	0.83%
Class 2	$1,000.00	$1,107.23	$5.12	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$1,107.31	$5.64	$1,000.00	$1,019.44	$5.41	1.08%
SA JPMorgan Large Cap Core @#
Class 1	$1,000.00	$1,147.24	$3.89	$1,000.00	$1,021.17	$3.66	0.73%
Class 2	$1,000.00	$1,146.04	$4.68	$1,000.00	$1,020.43	$4.41	0.88%
Class 3	$1,000.00	$1,145.59	$5.21	$1,000.00	$1,019.93	$4.91	0.98%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2023

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2023	Ending Account Value Using Actual Return at July 31, 2023	Expenses Paid During the Six Months Ended July 31, 2023*	Beginning Account Value at February 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2023	Expenses Paid During the Six Months Ended July 31, 2023*	Annualized Expense Ratio*
SA JPMorgan MFS Core Bond #
Class 1	$1,000.00	$993.87	$2.67	$1,000.00	$1,022.12	$2.71	0.54%
Class 2	$1,000.00	$992.62	$3.41	$1,000.00	$1,021.37	$3.46	0.69%
Class 3	$1,000.00	$992.56	$3.90	$1,000.00	$1,020.88	$3.96	0.79%
SA JPMorgan Mid-Cap Growth #
Class 1	$1,000.00	$1,098.38	$4.11	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,097.29	$4.89	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,096.45	$5.41	$1,000.00	$1,019.64	$5.21	1.04%
SA Large Cap Growth Index #
Class 1	$1,000.00	$1,178.59	$1.89	$1,000.00	$1,023.06	$1.76	0.35%
Class 3	$1,000.00	$1,177.59	$3.24	$1,000.00	$1,021.82	$3.01	0.60%
SA Large Cap Index #
Class 1	$1,000.00	$1,133.47	$1.43	$1,000.00	$1,023.46	$1.35	0.27%
Class 3	$1,000.00	$1,132.17	$2.75	$1,000.00	$1,022.22	$2.61	0.52%
SA Large Cap Value Index #
Class 1	$1,000.00	$1,082.73	$1.81	$1,000.00	$1,023.06	$1.76	0.35%
Class 3	$1,000.00	$1,081.60	$3.10	$1,000.00	$1,021.82	$3.01	0.60%
SA MFS Blue Chip Growth
Class 1	$1,000.00	$1,220.59	$3.85	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$1,218.72	$4.68	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$1,218.25	$5.23	$1,000.00	$1,020.08	$4.76	0.95%
SA MFS Massachusetts Investors Trust #
Class 1	$1,000.00	$1,086.60	$3.52	$1,000.00	$1,021.42	$3.41	0.68%
Class 2	$1,000.00	$1,086.47	$4.29	$1,000.00	$1,020.68	$4.16	0.83%
Class 3	$1,000.00	$1,085.76	$4.81	$1,000.00	$1,020.18	$4.66	0.93%
SA MFS Total Return
Class 1	$1,000.00	$1,023.50	$3.61	$1,000.00	$1,021.22	$3.61	0.72%
Class 2	$1,000.00	$1,022.33	$4.36	$1,000.00	$1,020.48	$4.36	0.87%
Class 3	$1,000.00	$1,022.47	$4.86	$1,000.00	$1,019.98	$4.86	0.97%
SA Mid Cap Index
Class 1	$1,000.00	$1,035.35	$1.87	$1,000.00	$1,022.96	$1.86	0.37%
Class 3	$1,000.00	$1,034.15	$3.13	$1,000.00	$1,021.72	$3.11	0.62%
SA Morgan Stanley International Equities #
Class 1	$1,000.00	$1,058.18	$4.39	$1,000.00	$1,020.53	$4.31	0.86%
Class 2	$1,000.00	$1,058.43	$5.15	$1,000.00	$1,019.79	$5.06	1.01%
Class 3	$1,000.00	$1,057.52	$5.66	$1,000.00	$1,019.29	$5.56	1.11%
SA PIMCO RAE International Value #
Class 1	$1,000.00	$1,068.67	$4.31	$1,000.00	$1,020.63	$4.21	0.84%
Class 2	$1,000.00	$1,067.85	$5.08	$1,000.00	$1,019.89	$4.96	0.99%
Class 3	$1,000.00	$1,067.29	$5.59	$1,000.00	$1,019.39	$5.46	1.09%
SA PIMCO VCP Tactical Balanced
Class 1	$1,000.00	$1,046.49	$4.62	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,044.91	$5.88	$1,000.00	$1,019.04	$5.81	1.16%
SA PineBridge High-Yield Bond
Class 1	$1,000.00	$1,040.57	$3.69	$1,000.00	$1,021.17	$3.66	0.73%
Class 2	$1,000.00	$1,040.57	$4.45	$1,000.00	$1,020.43	$4.41	0.88%
Class 3	$1,000.00	$1,040.90	$4.96	$1,000.00	$1,019.93	$4.91	0.98%
SA Putnam International Growth and Income #
Class 1	$1,000.00	$1,076.35	$4.94	$1,000.00	$1,020.03	$4.81	0.96%
Class 2	$1,000.00	$1,074.86	$5.71	$1,000.00	$1,019.29	$5.56	1.11%
Class 3	$1,000.00	$1,075.07	$6.23	$1,000.00	$1,018.79	$6.06	1.21%
SA Schroders VCP Global Allocation #
Class 1	$1,000.00	$1,052.40	$4.63	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,050.27	$5.90	$1,000.00	$1,019.04	$5.81	1.16%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2023

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2023	Ending Account Value Using Actual Return at July 31, 2023	Expenses Paid During the Six Months Ended July 31, 2023*	Beginning Account Value at February 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2023	Expenses Paid During the Six Months Ended July 31, 2023*	Annualized Expense Ratio*
SA Small Cap Index #
Class 1	$1,000.00	$1,042.06	$2.28	$1,000.00	$1,022.56	$2.26	0.45%
Class 3	$1,000.00	$1,040.66	$3.54	$1,000.00	$1,021.32	$3.51	0.70%
SA T. Rowe Price Asset Allocation Growth #
Class 1	$1,000.00	$1,082.19	$3.92	$1,000.00	$1,021.03	$3.81	0.76%
Class 3	$1,000.00	$1,080.71	$5.21	$1,000.00	$1,019.79	$5.06	1.01%
SA T. Rowe Price VCP Balanced
Class 1	$1,000.00	$1,071.64	$4.16	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,070.73	$5.44	$1,000.00	$1,019.54	$5.31	1.06%
SA VCP Dynamic Allocation #
Class 1	$1,000.00	$1,052.19	$1.27	$1,000.00	$1,023.55	$1.25	0.25%
Class 3	$1,000.00	$1,051.26	$2.54	$1,000.00	$1,022.32	$2.51	0.50%
SA VCP Dynamic Strategy #
Class 1	$1,000.00	$1,045.84	$1.32	$1,000.00	$1,023.51	$1.30	0.26%
Class 3	$1,000.00	$1,044.10	$2.58	$1,000.00	$1,022.27	$2.56	0.51%
SA VCP Allocation Index
Class 1	$1,000.00	$1,069.66	$1.23	$1,000.00	$1,023.60	$1.20	0.24%
Class 3	$1,000.00	$1,068.81	$2.51	$1,000.00	$1,022.36	$2.46	0.49%

@	See Note 1 in Notes to Financial Statements
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2023” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2023” and the “Annualized Expense Ratio” would have been lower.

7

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Software	23.2%
Internet	10.9
Semiconductors	8.7
Healthcare-Products	8.2
Retail	6.9
Healthcare-Services	5.1
Pharmaceuticals	5.0
Diversified Financial Services	4.9
Computers	3.9
Biotechnology	3.3
Beverages	3.1
Telecommunications	2.7
Distribution/Wholesale	2.3
Machinery-Diversified	1.5
Apparel	1.4
Electronics	1.3
Chemicals	0.9
Electrical Components & Equipment	0.8
Auto Manufacturers	0.7
Commercial Services	0.5
Building Materials	0.4
Office/Business Equipment	0.3
96.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.0%
Apparel — 1.4%
NIKE, Inc., Class B	217,486	$ 24,008,280
Auto Manufacturers — 0.7%
Ferrari NV	37,014	11,858,915
Beverages — 3.1%
Monster Beverage Corp.†	914,288	52,562,417
Biotechnology — 3.3%
Genmab A/S ADR†	192,716	7,970,734
Vertex Pharmaceuticals, Inc.†	136,319	48,030,636
		56,001,370
Building Materials — 0.4%
Trex Co., Inc.†	113,110	7,820,425
Chemicals — 0.9%
Sherwin-Williams Co.	54,002	14,931,553
Commercial Services — 0.5%
Verisk Analytics, Inc.	35,190	8,056,399
Computers — 3.9%
Crowdstrike Holdings, Inc., Class A†	66,120	10,688,959
EPAM Systems, Inc.†	27,463	6,503,513
Fortinet, Inc.†	638,753	49,643,883
		66,836,355
Distribution/Wholesale — 2.3%
Copart, Inc.†	443,126	39,167,907
Diversified Financial Services — 4.9%
Visa, Inc., Class A	353,221	83,971,228
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	92,380	14,651,468
Electronics — 1.3%
Amphenol Corp., Class A	114,478	10,109,552
Mettler-Toledo International, Inc.†	9,436	11,865,487
		21,975,039
Healthcare-Products — 8.2%
Abiomed, Inc. CVR†(1)	29,276	41,279
Align Technology, Inc.†	21,788	8,233,467
Edwards Lifesciences Corp.†	445,329	36,548,151
IDEXX Laboratories, Inc.†	73,692	40,879,163
Intuitive Surgical, Inc.†	141,801	46,000,245
Waters Corp.†	34,638	9,567,362
		141,269,667
Healthcare-Services — 5.1%
UnitedHealth Group, Inc.	171,335	86,758,904
Internet — 10.9%
Alphabet, Inc., Class C†	656,108	87,334,536
Amazon.com, Inc.†	582,784	77,906,565
Netflix, Inc.†	48,460	21,272,486
		186,513,587
Machinery-Diversified — 1.5%
Cognex Corp.	116,418	6,358,751
IDEX Corp.	33,933	7,662,411
Otis Worldwide Corp.	128,684	11,705,097
		25,726,259
Security Description	Shares or Principal Amount	Value

Office/Business Equipment — 0.3%
Zebra Technologies Corp., Class A†	19,949	$ 6,143,494
Pharmaceuticals — 5.0%
Eli Lilly & Co.	68,453	31,115,311
Zoetis, Inc.	288,527	54,269,044
		85,384,355
Retail — 6.9%
Chipotle Mexican Grill, Inc.†	10,207	20,028,992
Costco Wholesale Corp.	79,422	44,529,533
Home Depot, Inc.	81,312	27,145,198
Lululemon Athletica, Inc.†	30,240	11,446,747
Tractor Supply Co.	66,631	14,924,678
		118,075,148
Semiconductors — 8.7%
ASML Holding NV	18,612	13,333,823
Broadcom, Inc.	11,428	10,269,772
Entegris, Inc.	88,613	9,721,732
NVIDIA Corp.	167,364	78,207,524
QUALCOMM, Inc.	288,318	38,106,990
		149,639,841
Software — 23.2%
Adobe, Inc.†	61,504	33,591,640
Autodesk, Inc.†	53,730	11,390,223
Cadence Design Systems, Inc.†	56,423	13,203,546
Manhattan Associates, Inc.†	52,441	9,996,303
Microsoft Corp.	491,543	165,119,125
MSCI, Inc.	44,404	24,336,944
Paycom Software, Inc.	52,458	19,344,412
PTC, Inc.†	68,304	9,959,406
Roper Technologies, Inc.	66,180	32,630,049
ServiceNow, Inc.†	24,850	14,487,550
Synopsys, Inc.†	31,845	14,387,571
Tyler Technologies, Inc.†	35,596	14,118,442
Veeva Systems, Inc., Class A†	175,445	35,829,378
		398,394,589
Telecommunications — 2.7%
Arista Networks, Inc.†	181,634	28,169,617
Motorola Solutions, Inc.	65,953	18,904,108
		47,073,725
TOTAL INVESTMENTS (cost $1,149,901,048)(2)	96.0%	1,646,820,925
Other assets less liabilities	4.0	68,201,419
NET ASSETS	100.0%	$1,715,022,344
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVR—Contingent Value Rights

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$ 141,228,388	$—	$41,279	$ 141,269,667
Other Industries	1,505,551,258	—	—	1,505,551,258
Total Investments at Value	$1,646,779,646	$—	$41,279	$1,646,820,925
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Banks	12.0%
REITS	6.2
Commercial Services	5.5
Insurance	5.2
Retail	4.6
Transportation	4.5
Semiconductors	4.2
Engineering & Construction	4.0
Apparel	3.9
Healthcare-Products	3.5
Diversified Financial Services	3.4
Healthcare-Services	3.0
Machinery-Construction & Mining	2.8
Electric	2.6
Computers	2.6
Building Materials	2.5
Home Builders	2.3
Electronics	2.2
Oil & Gas	2.2
Software	2.1
Internet	2.0
Food	2.0
Auto Parts & Equipment	1.8
Packaging & Containers	1.6
Mining	1.6
Oil & Gas Services	1.4
Iron/Steel	1.2
Lodging	1.2
Airlines	1.2
Electrical Components & Equipment	1.1
Media	1.1
Hand/Machine Tools	1.0
Chemicals	1.0
Aerospace/Defense	0.9
Metal Fabricate/Hardware	0.9
99.3%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.9%
Spirit AeroSystems Holdings, Inc., Class A	141,870	$ 4,514,303
Airlines — 1.2%
Alaska Air Group, Inc.†	124,990	6,078,264
Apparel — 3.9%
PVH Corp.	89,089	7,985,938
Ralph Lauren Corp.	52,663	6,916,232
Tapestry, Inc.	134,150	5,788,572
		20,690,742
Auto Parts & Equipment — 1.8%
Dana, Inc.	226,337	4,295,876
Goodyear Tire & Rubber Co.†	310,784	4,997,407
		9,293,283
Banks — 12.0%
BankUnited, Inc.	114,286	3,410,294
Comerica, Inc.	148,747	8,026,388
First BanCorp/Puerto Rico	508,736	7,554,730
First Citizens BancShares, Inc., Class A	5,894	8,436,082
First Hawaiian, Inc.	310,512	6,424,493
Synovus Financial Corp.	137,059	4,646,300
Texas Capital Bancshares, Inc.†	102,050	6,515,893
Webster Financial Corp.	118,579	5,611,158
Wintrust Financial Corp.	82,150	6,930,174
Zions Bancorp NA	145,784	5,576,238
		63,131,750
Building Materials — 2.5%
Builders FirstSource, Inc.†	54,326	7,846,304
Masonite International Corp.†	52,087	5,445,696
		13,292,000
Chemicals — 1.0%
Huntsman Corp.	182,521	5,433,650
Commercial Services — 5.5%
ABM Industries, Inc.	47,821	2,213,156
ADT, Inc.	985,205	6,285,608
AMN Healthcare Services, Inc.†	42,497	4,553,553
Herc Holdings, Inc.	51,520	6,894,922
Korn Ferry	67,970	3,580,660
Robert Half, Inc.	71,489	5,300,909
		28,828,808
Computers — 2.6%
Crane NXT Co.	69,491	4,110,392
Genpact, Ltd.	128,576	4,640,308
Lumentum Holdings, Inc.†	95,080	4,978,389
		13,729,089
Diversified Financial Services — 3.4%
Cboe Global Markets, Inc.	44,300	6,187,824
Moelis & Co., Class A	96,933	4,733,238
Stifel Financial Corp.	108,368	6,885,703
		17,806,765
Electric — 2.6%
IDACORP, Inc.	72,399	7,444,065
Portland General Electric Co.	136,510	6,507,432
		13,951,497
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 1.1%
Belden, Inc.	61,116	$ 5,906,250
Electronics — 2.2%
Avnet, Inc.	132,946	6,447,881
Sensata Technologies Holding PLC	119,080	5,031,130
		11,479,011
Engineering & Construction — 4.0%
Dycom Industries, Inc.†	75,581	7,526,356
Fluor Corp.†	213,475	6,613,455
MasTec, Inc.†	57,292	6,746,133
		20,885,944
Food — 2.0%
Hain Celestial Group, Inc.†	326,045	4,130,990
Nomad Foods, Ltd.†	364,128	6,474,196
		10,605,186
Hand/Machine Tools — 1.0%
Regal Rexnord Corp.	35,304	5,513,779
Healthcare-Products — 3.5%
Avantor, Inc.†	254,725	5,239,693
Envista Holdings Corp.†	209,780	7,218,530
Integra LifeSciences Holdings Corp.†	135,514	6,161,822
		18,620,045
Healthcare-Services — 3.0%
Acadia Healthcare Co., Inc.†	74,492	5,887,103
Fortrea Holdings, Inc.†	148,855	4,757,406
Pediatrix Medical Group, Inc. †	371,680	5,103,166
		15,747,675
Home Builders — 2.3%
PulteGroup, Inc.	81,469	6,875,169
Taylor Morrison Home Corp.†	104,881	5,078,338
		11,953,507
Insurance — 5.2%
American Financial Group, Inc.	45,858	5,576,791
Everest Group, Ltd.	21,256	7,663,001
Hanover Insurance Group, Inc.	41,250	4,681,050
Kemper Corp.	81,635	4,160,936
Reinsurance Group of America, Inc.	6,364	893,187
Selective Insurance Group, Inc.	41,450	4,277,226
		27,252,191
Internet — 2.0%
Criteo SA ADR†	179,339	5,971,988
Gen Digital, Inc.	241,735	4,701,746
		10,673,734
Iron/Steel — 1.2%
ATI, Inc.†	132,545	6,319,746
Lodging — 1.2%
Hilton Grand Vacations, Inc.†	132,112	6,143,208
Machinery-Construction & Mining — 2.8%
Oshkosh Corp.	83,210	7,661,145
Vertiv Holdings Co.	265,979	6,918,114
		14,579,259
Media — 1.1%
Nexstar Media Group, Inc.	30,410	5,678,155

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.9%
Timken Co.	48,580	$ 4,511,139
Mining — 1.6%
Cameco Corp.	234,244	8,236,019
Oil & Gas — 2.2%
HF Sinclair Corp.	95,954	4,998,244
Magnolia Oil & Gas Corp., Class A	291,393	6,454,355
		11,452,599
Oil & Gas Services — 1.4%
ChampionX Corp.	203,450	7,242,820
Packaging & Containers — 1.6%
Berry Global Group, Inc.	130,000	8,524,100
REITS — 6.2%
Apartment Income REIT Corp.	161,026	5,561,838
Broadstone Net Lease, Inc.	253,330	4,129,279
CubeSmart	140,718	6,101,532
First Industrial Realty Trust, Inc.	85,636	4,427,381
Physicians Realty Trust	376,746	5,553,236
STAG Industrial, Inc.	185,505	6,733,832
		32,507,098
Retail — 4.6%
Bath & Body Works, Inc.	143,700	5,325,522
Dine Brands Global, Inc.	77,717	4,687,890
Papa John's International, Inc.	55,182	4,563,551
Sally Beauty Holdings, Inc.†	332,930	3,985,172
Williams-Sonoma, Inc.	38,998	5,406,683
		23,968,818
Security Description	Shares or Principal Amount	Value

Semiconductors — 4.2%
Amkor Technology, Inc.	187,180	$ 5,445,066
FormFactor, Inc.†	171,490	6,372,569
Kulicke & Soffa Industries, Inc.	86,100	5,155,668
Synaptics, Inc.†	57,291	5,173,950
		22,147,253
Software — 2.1%
ACI Worldwide, Inc.†	202,841	4,703,883
CommVault Systems, Inc.†	82,019	6,391,740
		11,095,623
Transportation — 4.5%
International Seaways, Inc.	96,438	4,136,226
Knight-Swift Transportation Holdings, Inc.	129,115	7,843,736
Star Bulk Carriers Corp.	252,682	4,568,491
XPO, Inc.†	101,233	7,009,373
		23,557,826
TOTAL INVESTMENTS (cost $493,599,649)(1)	99.3%	521,351,136
Other assets less liabilities	0.7	3,734,347
NET ASSETS	100.0%	$525,085,483
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$521,351,136	$—	$—	$521,351,136
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Unaffiliated Investment Companies	99.6%
Short-Term Investments	0.4
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 99.6%
iShares MSCI EAFE Min Vol Factor ETF	69,656	$ 4,802,085
iShares MSCI USA Min Vol Factor ETF	143,304	10,799,389
iShares MSCI USA Quality Factor ETF	107,943	15,108,782
iShares MSCI USA Size Factor ETF	35,285	4,512,630
iShares MSCI USA Value Factor ETF	31,363	3,051,306
iShares MSCI USA Momentum Factor ETF	68,200	10,008,350
iShares MSCI International Momentum Factor ETF	154,962	5,242,364
iShares MSCI International Quality Factor ETF	176,069	6,424,758
iShares MSCI International Value Factor ETF	59,083	1,565,700
iShares U.S. Fixed Income Balanced Risk Factor ETF (1)	171,595	14,470,332
iShares MSCI EAFE Small-Cap ETF	32,477	1,990,840
iShares Core U.S. Aggregate Bond ETF	130,521	12,749,291
Total Long-Term Investment Securities (cost $89,848,018)		90,725,827
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class 5.11%(2) (cost $327,862)	327,862	$ 327,862
TOTAL INVESTMENTS (cost $90,175,880)(3)	100.0%	91,053,689
Other assets less liabilities	0.0	1,297
NET ASSETS	100.0%	$91,054,986
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The rate shown is the 7-day yield as of July 31, 2023.
(3)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$90,725,827	$—	$—	$90,725,827
Short-Term Investments	327,862	—	—	327,862
Total Investments at Value	$91,053,689	$—	$—	$91,053,689
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	44.4%
Short-Term Investments	8.4
Pharmaceuticals	3.7
Internet	3.5
Software	3.4
Banks	3.2
Semiconductors	3.0
Retail	2.5
Computers	2.3
Oil & Gas	1.7
Auto Manufacturers	1.6
Insurance	1.4
Commercial Services	1.4
Electronics	1.2
Chemicals	1.1
Cosmetics/Personal Care	1.1
Healthcare-Products	1.0
Food	0.9
Electric	0.9
Apparel	0.9
Diversified Financial Services	0.8
Machinery-Diversified	0.8
Beverages	0.7
Mining	0.7
Distribution/Wholesale	0.7
Iron/Steel	0.7
Miscellaneous Manufacturing	0.6
Home Builders	0.6
Aerospace/Defense	0.6
Building Materials	0.5
Biotechnology	0.4
Telecommunications	0.4
Healthcare-Services	0.4
Airlines	0.4
Electrical Components & Equipment	0.4
Agriculture	0.3
Engineering & Construction	0.3
Purchased Options	0.3
Packaging & Containers	0.3
Media	0.2
Transportation	0.2
Real Estate	0.2
Machinery-Construction & Mining	0.2
Investment Companies	0.2
Entertainment	0.2
Oil & Gas Services	0.2
REITS	0.1
Household Products/Wares	0.1
Lodging	0.1
Hand/Machine Tools	0.1
Water	0.1
Forest Products & Paper	0.1
Gas	0.1
99.6%
Country Allocation*
United States	78.6%
Japan	4.9
United Kingdom	2.5
Switzerland	2.5
France	2.4
Germany	2.0
Australia	1.3
Netherlands	1.1

Spain	0.6%
Italy	0.5
Denmark	0.5
Hong Kong	0.5
Ireland	0.3
Jersey	0.3
Purchased Options	0.3
Belgium	0.3
Sweden	0.2
Luxembourg	0.2
Singapore	0.1
Norway	0.1
Finland	0.1
Israel	0.1
Austria	0.1
Curacao	0.1
99.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 46.5%
Australia — 1.3%
AGL Energy, Ltd.	19,929	$ 163,179
Allkem, Ltd.†	1,736	17,281
ANZ Group Holdings, Ltd.	19,266	333,230
Aristocrat Leisure, Ltd.	16,644	439,700
BHP Group, Ltd. (ASX)	69,369	2,143,843
BHP Group, Ltd. (LSE)	1,935	60,257
BlueScope Steel, Ltd.	2,487	36,484
Charter Hall Group	1,864	14,311
Commonwealth Bank of Australia	12,707	902,266
CSL, Ltd.	3,679	663,562
Flight Centre Travel Group, Ltd.†	3,560	55,883
Fortescue Metals Group, Ltd.	22,575	328,747
GPT Group	10,403	30,327
IGO, Ltd.	2,219	20,569
Iluka Resources, Ltd.	1,621	11,128
Lottery Corp., Ltd.	5,175	17,971
Macquarie Group, Ltd.	9,050	1,063,866
Medibank Private, Ltd.	70,815	166,958
Mineral Resources, Ltd.	630	30,227
National Australia Bank, Ltd.	41,720	796,423
Newcrest Mining, Ltd.	2,627	46,602
Northern Star Resources, Ltd.	13,609	105,215
Orica, Ltd.	1,170	12,378
Pilbara Minerals, Ltd.	4,002	13,011
Qantas Airways, Ltd.†	12,734	55,854
QBE Insurance Group, Ltd.	6,907	73,164
Rio Tinto, Ltd.	2,240	176,144
Santos, Ltd.	4,285	22,911
Scentre Group	54,107	102,126
Sonic Healthcare, Ltd.	607	14,331
South32, Ltd.	58,479	152,408
Stockland	47,652	135,073
Transurban Group	2,516	24,234
Westpac Banking Corp.	61,116	917,093
Woodside Energy Group, Ltd.	2,257	57,594
Woodside Energy Group, Ltd. (LSE)	349	8,944
Woolworths Group, Ltd.	759	19,689
Worley, Ltd.	1,274	14,856
		9,247,839
Austria — 0.1%
ams-OSRAM AG†	3,755	33,276
ANDRITZ AG	4,696	248,146
BAWAG Group AG*	911	44,373
Erste Group Bank AG	1,929	72,918
OMV AG	1,146	51,661
Raiffeisen Bank International AG†	389	6,296
Verbund AG	169	14,001
		470,671
Belgium — 0.3%
Ageas SA/NV	3,978	168,523
Anheuser-Busch InBev SA NV	935	53,509
Elia Group SA	277	34,080
Groupe Bruxelles Lambert NV	6,994	565,516
KBC Group NV	120	9,025
Proximus SADP	18,169	139,158
Sofina SA	174	41,362
Solvay SA, Class A	6,220	746,123
Umicore SA	2,043	60,470
		1,817,766
Security Description	Shares or Principal Amount	Value

Bermuda — 0.0%
Bunge, Ltd.	421	$ 45,750
CK Infrastructure Holdings, Ltd.	2,000	10,579
Invesco, Ltd.	825	13,860
Jardine Matheson Holdings, Ltd.	2,400	118,512
Norwegian Cruise Line Holdings, Ltd.†	673	14,853
		203,554
Canada — 0.0%
Canada Goose Holdings, Inc.†	1,957	35,696
Cayman Islands — 0.0%
Budweiser Brewing Co. APAC, Ltd.*	3,400	8,240
CK Asset Holdings, Ltd.	21,000	121,171
CK Hutchison Holdings, Ltd.	9,500	58,591
Farfetch, Ltd., Class A†	2,491	14,398
Sands China, Ltd.†	14,000	53,405
Sea, Ltd. ADR†	382	25,411
Wharf Real Estate Investment Co., Ltd.	3,000	16,060
		297,276
Curacao — 0.1%
Schlumberger NV	7,462	435,333
Denmark — 0.5%
AP Moller-Maersk A/S, Series A	53	106,588
Carlsberg A/S, Class B	241	36,146
Danske Bank A/S	790	18,749
DSV A/S	82	16,418
Genmab A/S†	857	352,415
Novo Nordisk A/S, Class B	16,181	2,607,621
Novozymes A/S, Class B	7,392	370,833
Orsted A/S*	274	23,901
Pandora A/S	235	23,523
ROCKWOOL A/S, Class B	108	29,074
Vestas Wind Systems A/S†	1,297	34,761
		3,620,029
Finland — 0.1%
Fortum Oyj	912	12,344
Kesko Oyj, Class B	2,396	47,933
Kone Oyj, Class B	7,080	363,067
Neste Oyj	733	26,966
Nokia Oyj	9,749	38,353
Nordea Bank Abp	11,692	132,266
Outokumpu Oyj	7,508	38,865
Sampo Oyj, Class A	623	27,461
Stora Enso Oyj, Class R	2,582	31,668
Wartsila Oyj Abp	1,103	13,856
		732,779
France — 2.4%
Accor SA	1,664	62,736
Aeroports de Paris	245	33,834
Air France-KLM†	7,503	12,956
Air Liquide SA	1,776	318,995
Alstom SA	585	17,894
Amundi SA*	3,335	204,609
Arkema SA	626	67,425
AXA SA	32,184	989,755
BNP Paribas SA	1,967	129,806
Bouygues SA	525	18,801
Bureau Veritas SA	12,752	350,240
Capgemini SE	3,098	561,521
Carrefour SA	14,614	292,279

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Cie de Saint-Gobain	660	$ 44,614
Cie Generale des Etablissements Michelin SCA	558	18,265
Credit Agricole SA	1,186	14,717
Danone SA	415	25,338
Dassault Aviation SA	157	30,502
Dassault Systemes SE	3,342	142,884
Edenred	616	40,014
Eiffage SA	1,183	123,073
Engie SA	55,173	904,603
Eramet SA	134	11,271
EssilorLuxottica SA	348	69,998
Faurecia SE†	616	15,456
Gecina SA	139	15,031
Getlink SE	5,929	104,270
Hermes International	641	1,421,188
Ipsen SA	106	13,356
Kering SA	662	381,112
Legrand SA	4,910	491,916
L'Oreal SA	4,578	2,130,183
LVMH Moet Hennessy Louis Vuitton SE	2,682	2,500,928
Pernod Ricard SA	2,719	599,702
Publicis Groupe SA	633	51,099
Remy Cointreau SA	289	49,618
Renault SA	530	23,254
Rexel SA	14,221	342,741
Safran SA	2,290	380,096
Sanofi	10,952	1,169,131
Sartorius Stedim Biotech	63	19,707
Schneider Electric SE	5,007	892,062
Societe Generale SA	14,676	398,808
SPIE SA	3	90
Teleperformance	605	87,640
Thales SA	707	105,680
TotalEnergies SE	3,139	190,721
Ubisoft Entertainment SA†	2,113	71,091
Valeo	978	22,098
Veolia Environnement SA	13,033	424,162
Vinci SA	2,813	330,259
Vivendi SE	1,713	15,297
Wendel SE	361	35,643
Worldline SA*†	323	12,796
		16,781,265
Germany — 2.0%
adidas AG	526	106,414
Allianz SE	5,200	1,242,963
Aurubis AG	473	44,486
BASF SE	3,056	163,871
Bayer AG	1,332	77,825
Bayerische Motoren Werke AG	891	108,605
Bayerische Motoren Werke AG (Preference Shares)	294	33,036
Bechtle AG	423	18,617
Beiersdorf AG	1,655	214,357
Brenntag SE	182	14,104
Commerzbank AG	9,081	108,582
Continental AG	360	28,744
Covestro AG*†	6,025	323,474
Daimler Truck Holding AG	2,824	106,035
Delivery Hero SE*†	868	39,382
Security Description	Shares or Principal Amount	Value

Germany (continued)
Deutsche Bank AG	42,811	$ 474,473
Deutsche Boerse AG	332	63,625
Deutsche Lufthansa AG†	14,681	148,149
Deutsche Pfandbriefbank AG*	6	50
Deutsche Telekom AG	1,736	37,873
DHL Group	867	44,537
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	490	59,910
E.ON SE	26,187	331,259
Evonik Industries AG	18,417	380,893
Fraport AG Frankfurt Airport Services Worldwide†	320	16,899
Freenet AG	1,004	24,860
GEA Group AG	5,153	218,640
HeidelbergCement AG	1,302	105,505
Henkel AG & Co. KGaA	245	17,116
Henkel AG & Co. KGaA (Preference Shares)	356	27,470
HUGO BOSS AG	1,044	84,369
Infineon Technologies AG	21,813	959,336
Jenoptik AG	2	65
Knorr-Bremse AG	496	34,870
LEG Immobilien SE†	1,144	80,954
Mercedes-Benz Group AG	25,565	2,041,818
Merck KGaA	3,091	543,089
Muenchener Rueckversicherungs-Gesellschaft AG	125	47,086
Nemetschek SE	492	35,833
Porsche Automobil Holding SE (Preference Shares)	599	35,420
Puma SE	261	17,631
Rheinmetall AG	52	14,717
RWE AG	8,208	353,136
SAP SE	13,578	1,857,170
Sartorius AG (Preference Shares)	43	17,744
Scout24 SE*	1,690	111,824
Siemens AG	11,349	1,933,876
Siemens Healthineers AG*	177	10,279
Symrise AG	282	30,814
thyssenkrupp AG	16,066	127,715
Volkswagen AG	262	41,900
Volkswagen AG (Preference Shares)	7,314	969,513
Vonovia SE	2,272	53,059
Wacker Chemie AG	358	55,638
Zalando SE*†	5,906	203,901
		14,243,511
Hong Kong — 0.5%
AIA Group, Ltd.	174,419	1,731,017
BOC Hong Kong Holdings, Ltd.	123,000	373,784
CLP Holdings, Ltd.	5,000	40,679
Galaxy Entertainment Group, Ltd.†	46,000	333,842
Hang Seng Bank, Ltd.	4,800	73,057
Henderson Land Development Co., Ltd.	4,000	12,309
Hong Kong & China Gas Co., Ltd.	12,107	10,355
Hong Kong Exchanges & Clearing, Ltd.	3,504	146,380
Link REIT	34,900	195,333
MTR Corp., Ltd.	5,000	22,984
New World Development Co., Ltd.	71,000	174,612
Power Assets Holdings, Ltd.	6,000	31,389
Sino Land Co., Ltd.	6,000	7,347
Sun Hung Kai Properties, Ltd.	5,500	68,795

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Swire Pacific, Ltd., Class A	15,319	$ 127,578
Swire Properties, Ltd.	65,800	164,523
		3,513,984
Ireland — 0.3%
Accenture PLC, Class A	987	312,237
AIB Group PLC	14,023	65,959
Alkermes PLC†	1,910	55,925
Bank of Ireland Group PLC	891	9,401
CRH PLC	2,525	150,417
Eaton Corp. PLC	238	48,866
Flutter Entertainment PLC†	101	20,089
Horizon Therapeutics PLC†	101	10,127
James Hardie Industries PLC†	4,819	140,741
Johnson Controls International PLC	410	28,515
Kerry Group PLC, Class A	1,165	115,744
Kingspan Group PLC	2,412	193,596
Linde PLC	1,380	539,125
Medtronic PLC	3,161	277,409
Smurfit Kappa Group PLC	494	19,548
Trane Technologies PLC	1,024	204,227
		2,191,926
Isle of Man — 0.0%
Entain PLC	1,628	28,958
Israel — 0.1%
Bank Hapoalim BM	12,466	110,804
Check Point Software Technologies, Ltd.†	527	69,675
Israel Discount Bank, Ltd., Class A	20,566	109,021
NICE, Ltd.†	599	129,505
Teva Pharmaceutical Industries, Ltd.†	4,472	37,402
Teva Pharmaceutical Industries, Ltd. ADR†	10,327	86,747
Wix.com, Ltd.†	1,823	171,945
		715,099
Italy — 0.5%
A2A SpA	8,510	16,239
Assicurazioni Generali SpA	3,553	75,708
Banca Mediolanum SpA	5,372	52,214
Banca Monte dei Paschi di Siena SpA†	14,062	40,586
Banco BPM SpA	12,136	60,686
Enel SpA	139,449	961,649
Eni SpA	2,802	42,774
FinecoBank Banca Fineco SpA	4,666	72,414
Intesa Sanpaolo SpA	491,744	1,421,428
Leonardo SpA	6,772	91,695
Mediobanca Banca di Credito Finanziario SpA	19,358	257,964
Moncler SpA	1,619	116,988
Nexi SpA*†	1,567	13,566
Pirelli & C SpA*	3,322	17,715
Recordati Industria Chimica e Farmaceutica SpA	490	25,294
Snam SpA	18,644	98,027
Telecom Italia SpA†	77,424	22,329
Terna - Rete Elettrica Nazionale SpA	2,556	21,606
UniCredit SpA	10,211	258,221
		3,667,103
Security Description	Shares or Principal Amount	Value

Japan — 4.9%
Advantest Corp.	800	$ 109,795
Aeon Co., Ltd.	6,300	136,305
Alps Alpine Co., Ltd.	7,700	67,953
Amada Co., Ltd.	22,900	224,952
ANA Holdings, Inc.†	26,000	622,472
Asahi Group Holdings, Ltd.	800	31,462
Asahi Kasei Corp.	32,700	222,589
Astellas Pharma, Inc.	40,600	593,739
Azbil Corp.	1,800	56,683
Bandai Namco Holdings, Inc.	1,400	31,628
BayCurrent Consulting, Inc.	300	9,675
Bridgestone Corp.	1,200	49,707
Canon, Inc.	6,600	170,399
Central Japan Railway Co.	7,200	917,808
Chubu Electric Power Co., Inc.	1,100	13,782
Chugai Pharmaceutical Co., Ltd.	1,335	39,703
Dai Nippon Printing Co., Ltd.	700	19,873
Daifuku Co., Ltd.	6,900	147,201
Dai-ichi Life Holdings, Inc.	800	16,339
Daiichi Sankyo Co., Ltd.	17,400	531,668
Daikin Industries, Ltd.	1,700	342,832
Daito Trust Construction Co., Ltd.	1,100	118,223
Daiwa House Industry Co., Ltd.	12,200	331,188
Daiwa House REIT Investment Corp.	7	13,777
Daiwa Securities Group, Inc.	5,300	28,690
Denso Corp.	900	62,509
Dentsu Group, Inc.	700	23,382
Disco Corp.	1,100	205,982
DMG Mori Co., Ltd.	1,100	18,661
East Japan Railway Co.	800	45,285
Eisai Co., Ltd.	392	24,733
ENEOS Holdings, Inc.	6,200	22,461
FANUC Corp.	10,800	330,077
Fast Retailing Co., Ltd.	2,300	574,899
Fuji Electric Co., Ltd.	1,100	49,624
FUJIFILM Holdings Corp.	11,700	678,241
Fujitsu, Ltd.	992	128,197
GLP J-REIT	16	15,757
GMO Payment Gateway, Inc.	200	15,232
Hankyu Hanshin Holdings, Inc.	900	29,866
Hikari Tsushin, Inc.	200	29,621
Hino Motors, Ltd.†	2,100	8,399
Hitachi, Ltd.	9,200	601,284
Honda Motor Co., Ltd.	15,735	499,153
Hoya Corp.	400	46,477
Hulic Co., Ltd.	1,900	16,153
Ibiden Co., Ltd.	300	18,190
IHI Corp.	500	12,273
Iida Group Holdings Co., Ltd.	1,100	19,288
Inpex Corp.	1,900	24,474
Isetan Mitsukoshi Holdings, Ltd.	3,000	32,496
ITOCHU Corp.	18,000	727,516
Itochu Techno-Solutions Corp.	2,400	60,765
J Front Retailing Co, Ltd.	2,500	24,303
Japan Airlines Co., Ltd.	4,200	90,811
Japan Exchange Group, Inc.	1,500	26,101
Japan Metropolitan Fund Investment Corp.	16	10,965
Japan Post Bank Co., Ltd.	6,600	54,882
Japan Real Estate Investment Corp.	5	20,103
Japan Tobacco, Inc.	21,600	478,718
JGC Holdings Corp.	1,900	26,591

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kao Corp.	9,500	$ 360,728
KDDI Corp.	17,616	518,456
Keio Corp.	300	9,962
Keyence Corp.	800	358,542
Kirin Holdings Co., Ltd.	7,300	107,885
Kobayashi Pharmaceutical Co., Ltd.	600	32,972
Koei Tecmo Holdings Co., Ltd.	500	8,547
Komatsu, Ltd.	1,100	30,650
Konami Group Corp.	200	11,203
Konica Minolta, Inc.	11,600	42,905
Kubota Corp.	3,600	54,266
Kyowa Kirin Co., Ltd.	1,000	19,091
Lawson, Inc.	12,500	626,735
Marubeni Corp.	1,000	17,668
MatsukiyoCocokara & Co.	200	11,689
Mazda Motor Corp.	3,300	32,602
MEIJI Holdings Co., Ltd.	2,100	48,535
MISUMI Group, Inc.	1,600	29,179
Mitsubishi Chemical Group Corp.	13,800	82,403
Mitsubishi Corp.	23,600	1,205,173
Mitsubishi Electric Corp.	11,200	161,468
Mitsubishi Estate Co., Ltd.	28,400	346,753
Mitsubishi Gas Chemical Co., Inc.	900	13,465
Mitsubishi HC Capital, Inc.	2,100	13,874
Mitsubishi Heavy Industries, Ltd.	2,100	99,358
Mitsubishi UFJ Financial Group, Inc.	174,400	1,404,860
Mitsui & Co., Ltd.	19,500	759,495
Mitsui Fudosan Co., Ltd.	35,600	730,317
Mizuho Financial Group, Inc.	35,670	602,753
MonotaRO Co., Ltd.	1,200	14,643
MS&AD Insurance Group Holdings, Inc.	600	22,319
Murata Manufacturing Co., Ltd.	600	35,111
Nabtesco Corp.	700	14,810
NEC Corp.	3,300	166,618
Nexon Co., Ltd.	1,100	20,958
Nidec Corp.	3,800	225,786
Nikon Corp.	19,000	250,547
Nintendo Co., Ltd.	3,210	145,535
Nippon Building Fund, Inc.	4	16,757
Nippon Express Holdings, Inc.	200	11,718
Nippon Paint Holdings Co., Ltd.	1,400	12,813
Nippon Steel Corp.	13,400	305,742
Nippon Telegraph & Telephone Corp.	422,300	483,553
Nissan Motor Co., Ltd.	7,700	33,719
Nissin Foods Holdings Co., Ltd.	700	59,045
Niterra Co., Ltd.	1,200	25,322
Nitori Holdings Co., Ltd.	200	24,539
Nitto Denko Corp.	4,186	297,182
Nomura Holdings, Inc.	8,900	36,691
Nomura Real Estate Holdings, Inc.	500	12,382
Nomura Real Estate Master Fund, Inc.	17	20,219
Nomura Research Institute, Ltd.	8,500	240,843
NSK, Ltd.	2,200	14,210
Obayashi Corp.	2,100	19,404
OBIC Co., Ltd.	1,500	245,352
Oji Holdings Corp.	8,200	32,335
Olympus Corp.	11,200	182,370
Omron Corp.	7,300	391,105
Ono Pharmaceutical Co., Ltd.	12,700	232,236
Open House Group Co., Ltd.	300	11,396
Security Description	Shares or Principal Amount	Value

Japan (continued)
Oracle Corp. Japan	500	$ 35,061
Oriental Land Co., Ltd.	8,100	310,301
ORIX Corp.	5,200	99,822
Osaka Gas Co., Ltd.	900	14,158
Otsuka Corp.	1,500	62,387
Otsuka Holdings Co., Ltd.	9,500	348,909
Panasonic Holdings Corp.	1,900	23,505
Recruit Holdings Co., Ltd.	23,600	818,324
Renesas Electronics Corp.†	3,400	65,854
Resona Holdings, Inc.	3,200	17,419
Ricoh Co., Ltd.	9,100	80,820
Rohm Co., Ltd.	400	37,395
Santen Pharmaceutical Co., Ltd.	3,600	31,429
SBI Holdings, Inc.	900	18,976
SCREEN Holdings Co., Ltd.	300	32,348
SCSK Corp.	4,100	68,086
Secom Co., Ltd.	1,100	73,710
Sega Sammy Holdings, Inc.	800	17,477
Sekisui Chemical Co., Ltd.	600	9,106
Sekisui House, Ltd.	16,500	336,228
Seven & i Holdings Co., Ltd.	4,000	165,691
Shimadzu Corp.	4,900	148,483
Shimizu Corp.	7,300	50,266
Shin-Etsu Chemical Co., Ltd.	9,800	322,315
Shionogi & Co., Ltd.	15,040	627,120
SMC Corp.	600	312,726
SoftBank Corp.	22,300	247,351
SoftBank Group Corp.	8,400	427,602
Sony Group Corp.	1,500	140,389
Square Enix Holdings Co., Ltd.	100	4,628
Subaru Corp.	22,100	417,331
Sumitomo Chemical Co., Ltd.	195,400	601,727
Sumitomo Corp.	21,900	469,049
Sumitomo Metal Mining Co., Ltd.	1,100	37,995
Sumitomo Mitsui Financial Group, Inc.	20,200	950,471
Sumitomo Mitsui Trust Holdings, Inc.	2,000	77,700
Sumitomo Realty & Development Co., Ltd.	6,600	176,569
Suntory Beverage & Food, Ltd.	5,100	181,430
Suzuki Motor Corp.	3,900	156,175
Sysmex Corp.	500	33,828
T&D Holdings, Inc.	1,800	29,240
Taisei Corp.	1,000	37,859
Takeda Pharmaceutical Co., Ltd.	4,400	134,259
TDK Corp.	1,500	57,326
Terumo Corp.	15,800	516,542
TIS, Inc.	1,800	45,587
Toho Co., Ltd.	600	23,365
Tohoku Electric Power Co., Inc.†	5,200	34,596
Tokio Marine Holdings, Inc.	14,200	325,293
Tokyo Electron, Ltd.	6,600	985,604
Tokyo Gas Co., Ltd.	500	11,334
Tokyo Tatemono Co., Ltd.	2,100	28,009
Tokyu Corp.	1,500	19,026
Toray Industries, Inc.	3,500	19,563
Toshiba Corp.	3,700	119,350
Tosoh Corp.	4,200	54,808
TOTO, Ltd.	2,200	67,594
Toyota Industries Corp.	200	14,424
Toyota Motor Corp.	98,325	1,649,060
Trend Micro, Inc.	700	33,016
Tsuruha Holdings, Inc.	3,800	291,547

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Unicharm Corp.	4,300	$ 159,197
West Japan Railway Co.	400	16,429
Yamada Holdings Co., Ltd.	39,300	118,675
Yamaha Motor Co., Ltd.	2,000	58,482
Yaskawa Electric Corp.	1,000	43,377
Yokogawa Electric Corp.	1,500	28,115
ZOZO, Inc.	6,100	118,857
		34,339,401
Jersey — 0.3%
Amcor PLC	29,313	300,751
Aptiv PLC†	496	54,307
Experian PLC	21,305	822,714
Ferguson PLC	1,430	229,491
Glencore PLC	44,533	270,640
WPP PLC	15,747	172,099
		1,850,002
Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	1,157	126,240
Luxembourg — 0.2%
ArcelorMittal SA (XAMS)	40,140	1,160,723
Aroundtown SA†	25,771	39,981
Eurofins Scientific SE	297	20,436
SES SA FDR	4	26
Spotify Technology SA†	1,216	181,682
Tenaris SA	5,885	97,899
		1,500,747
Netherlands — 1.1%
ABN AMRO Bank NV CVA*	6,121	104,046
Adyen NV*†	23	42,732
Aegon NV	18,633	101,288
Airbus SE	1,367	201,374
Argenx SE†	271	136,170
ASM International NV	59	28,073
ASML Holding NV	3,782	2,712,050
ASR Nederland NV	3,250	147,545
CNH Industrial NV	5,089	73,355
Euronext NV*	211	16,066
Ferrari NV	1,033	330,967
Ferrovial SE	1,294	42,882
Heineken NV	592	58,022
IMCD NV	1,001	151,828
ING Groep NV	25,695	375,182
Just Eat Takeaway.com NV *†	5,384	96,704
Koninklijke Vopak NV	2,380	89,678
LyondellBasell Industries NV, Class A	945	93,423
NN Group NV	4,462	171,120
NXP Semiconductors NV	2,222	495,462
Prosus NV	4,167	330,014
QIAGEN NV†	857	40,188
Randstad NV	4,001	234,384
Signify NV*	7,626	239,553
Stellantis NV	3,271	67,052
STMicroelectronics NV	902	48,224
Universal Music Group NV	723	18,546
Wolters Kluwer NV	7,492	940,718
		7,386,646
Security Description	Shares or Principal Amount	Value

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	9,835	$ 150,086
Xero, Ltd.†	167	13,709
		163,795
Norway — 0.1%
Aker BP ASA	6,380	178,337
DNB Bank ASA	929	19,166
Equinor ASA	16,242	494,229
Norsk Hydro ASA	28,640	187,636
		879,368
Portugal — 0.0%
EDP - Energias de Portugal SA	23,007	107,509
Galp Energia SGPS SA	1,304	17,348
Jeronimo Martins SGPS SA	6,011	163,641
		288,498
Singapore — 0.1%
DBS Group Holdings, Ltd.	1,382	35,606
Flex, Ltd.†	1,285	35,157
Jardine Cycle & Carriage, Ltd.	9,700	250,059
Oversea-Chinese Banking Corp., Ltd.	2,037	20,374
Sembcorp Industries, Ltd.	4,300	17,624
Singapore Airlines, Ltd.	102,500	580,429
Venture Corp., Ltd.	1,400	15,771
		955,020
Spain — 0.6%
Acciona SA	411	61,616
Acerinox SA	8,808	92,699
ACS Actividades de Construccion y Servicios SA	24	828
Aena SME SA*	173	27,657
Amadeus IT Group SA	2,678	192,038
Banco Bilbao Vizcaya Argentaria SA	99,505	788,816
Banco de Sabadell SA	59,246	72,893
Banco Santander SA	157,863	639,347
Bankinter SA	11,471	74,136
CaixaBank SA	66,992	270,250
EDP Renovaveis SA	2,360	45,072
Endesa SA	1,452	31,107
Iberdrola SA	34,044	425,037
Industria de Diseno Textil SA	18,002	689,002
Naturgy Energy Group SA	484	14,762
Repsol SA	26,643	407,186
Telefonica SA	31,178	132,904
		3,965,350
Sweden — 0.2%
Assa Abloy AB, Class B	21,241	510,523
Atlas Copco AB, Class B	9,529	117,637
Boliden AB	4,690	138,164
Electrolux AB, Class B	6,931	85,597
EQT AB	638	15,237
Evolution AB*	101	12,454
H & M Hennes & Mauritz AB, Class B	855	14,361
Hexagon AB, Class B	1,714	16,600
Industrivarden AB, Class C	2,054	58,168
Indutrade AB	1,478	31,016
Investor AB, Class A	755	15,328
Investor AB, Class B	17,740	362,252
L E Lundbergforetagen AB, Class B	1,079	47,542
Nibe Industrier AB, Class B	872	7,848

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Saab AB, Series B	1,055	$ 55,604
Sandvik AB	1,046	21,245
Skandinaviska Enskilda Banken AB, Class A	926	11,221
Trelleborg AB, Class B	1,949	51,899
Volvo Car AB, Class B†	4,090	20,204
		1,592,900
Switzerland — 2.5%
ABB, Ltd.	22,533	900,751
Alcon, Inc.	596	50,602
Banque Cantonale Vaudoise	164	18,392
Barry Callebaut AG	8	14,981
Belimo Holding AG	39	20,984
BKW AG	69	12,351
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	15	183,361
Chubb, Ltd.	2,329	476,071
Cie Financiere Richemont SA	6,653	1,070,370
Clariant AG	9,645	157,386
Coca-Cola HBC AG	1,030	30,297
DSM-Firmenich AG	1,438	158,899
Dufry AG†	3,047	157,023
EMS-Chemie Holding AG	102	84,917
Flughafen Zurich AG	78	16,485
Garmin, Ltd.	2,426	256,889
Givaudan SA	247	832,444
Holcim AG	10,947	760,723
Julius Baer Group, Ltd.	534	37,721
Kuehne & Nagel International AG	43	13,432
Logitech International SA	1,372	96,727
Lonza Group AG	113	65,464
Nestle SA	38,225	4,684,924
Novartis AG	34,645	3,618,050
Partners Group Holding AG	69	77,383
Roche Holding AG	6,899	2,140,782
Roche Holding AG (BR)	576	190,888
Schindler Holding AG (Participation Certificate)	149	36,086
SIG Group AG	1,113	29,738
Sika AG	2,231	692,542
Swatch Group AG (BR)	515	164,413
Swatch Group AG (TRQX)	149	8,936
Swiss Life Holding AG	27	17,115
Swiss Prime Site AG	402	38,907
Swiss Re AG	218	22,724
TE Connectivity, Ltd.	1,689	242,355
Temenos AG	1,569	134,509
UBS Group AG	5,787	127,911
Zurich Insurance Group AG	195	94,095
		17,737,628
United Kingdom — 2.5%
3i Group PLC	1,908	48,409
Abrdn PLC	1,848	5,500
Anglo American PLC	12,379	380,325
Antofagasta PLC	1,435	30,893
Ashtead Group PLC	4,479	331,207
Associated British Foods PLC	936	24,625
AstraZeneca PLC	12,279	1,762,718
Atlantica Sustainable Infrastructure PLC	2,208	53,257
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Auto Trader Group PLC*	4,789	$ 39,703
Aviva PLC	14,959	74,564
Babcock International Group PLC†	6	29
BAE Systems PLC	6,117	73,117
Barclays PLC	123,405	245,413
Barratt Developments PLC	4,494	26,340
Bellway PLC	332	9,442
Berkeley Group Holdings PLC	708	39,488
BP PLC	216,650	1,342,922
British American Tobacco PLC	47,994	1,610,967
British Land Co. PLC	29,074	126,115
Carnival PLC†	1,554	26,285
Centrica PLC	201,485	356,964
Compass Group PLC	4,419	114,954
Croda International PLC	557	42,103
Diageo PLC	20,434	890,959
Drax Group PLC	8,561	66,448
easyJet PLC†	2,800	16,253
Endeavour Mining PLC	2,428	58,580
Fresnillo PLC	7,368	58,455
Greggs PLC	582	20,630
GSK PLC	27,533	489,241
Haleon PLC	7,678	33,137
Halma PLC	787	22,583
Hargreaves Lansdown PLC	7,719	84,341
HSBC Holdings PLC	46,878	388,820
IG Group Holdings PLC	10,342	93,969
IMI PLC	1,399	29,247
Imperial Brands PLC	9,100	214,826
Informa PLC	4,300	41,840
InterContinental Hotels Group PLC	2,465	182,089
International Game Technology PLC	891	30,143
Intertek Group PLC	975	54,580
ITV PLC	75,623	70,206
J Sainsbury PLC	4,908	17,473
Johnson Matthey PLC	3,671	84,848
Kingfisher PLC	59,146	186,499
Land Securities Group PLC	2,753	22,873
Legal & General Group PLC	5,582	16,720
Lloyds Banking Group PLC	775,541	447,234
London Stock Exchange Group PLC	567	61,574
M&G PLC	3,526	9,077
National Grid PLC	5,579	73,853
NatWest Group PLC	53,150	166,637
NMC Health PLC†(1)	128	0
Ocado Group PLC†	5,412	65,176
Persimmon PLC	1,232	18,325
Phoenix Group Holdings PLC	19,750	139,454
Prudential PLC	3,598	49,984
Reckitt Benckiser Group PLC	1,207	90,431
RELX PLC	17,565	590,601
Rightmove PLC	66,898	489,708
Rio Tinto PLC	8,357	552,335
Sage Group PLC	3,550	42,670
Schroders PLC	3,772	22,234
Segro PLC	8,192	80,216
Sensata Technologies Holding PLC	276	11,661
Severn Trent PLC	906	29,696
Shell PLC	66,697	2,025,191
Smiths Group PLC	15,188	331,161
Spectris PLC	8,198	369,389
Spirax-Sarco Engineering PLC	118	16,847

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SSE PLC	30,762	$ 665,408
St. James's Place PLC	1,449	17,480
Standard Chartered PLC	18,505	177,495
Taylor Wimpey PLC	16,972	24,907
Tesco PLC	99,474	329,363
Unilever PLC	5,947	319,860
Unilever PLC	11,860	637,855
United Utilities Group PLC	3,439	44,090
Vodafone Group PLC	66,136	63,173
Weir Group PLC	1,467	34,547
Whitbread PLC	465	20,881
		17,958,613
United States — 25.8%
3M Co.	1,885	210,177
Abbott Laboratories	4,884	543,736
AbbVie, Inc.	7,246	1,083,857
Abiomed, Inc. CVR†(1)	79	111
Activision Blizzard, Inc.	1,083	100,459
Adobe, Inc.†	3,377	1,844,416
Advance Auto Parts, Inc.	632	47,014
Advanced Micro Devices, Inc.†	2,674	305,906
AECOM	6,823	593,601
AES Corp.	3,282	70,990
Aflac, Inc.	1,987	143,740
Agilent Technologies, Inc.	8,549	1,041,012
Air Products & Chemicals, Inc.	976	298,002
Akamai Technologies, Inc.†	2,441	230,674
Alaska Air Group, Inc.†	203	9,872
Albemarle Corp.	384	81,516
Alcoa Corp.	1,213	43,898
Align Technology, Inc.†	159	60,084
Allstate Corp.	2,163	243,727
Alphabet, Inc., Class A†	30,958	4,108,746
Alphabet, Inc., Class C†	25,390	3,379,663
Altria Group, Inc.	871	39,561
Amazon.com, Inc.†	53,240	7,117,123
Ameren Corp.	1,747	149,665
American Airlines Group, Inc.†	1,036	17,353
American Express Co.	5,495	927,996
American Financial Group, Inc.	181	22,011
American Tower Corp.	1,689	321,434
American Water Works Co., Inc.	872	128,559
AMETEK, Inc.	4,974	788,876
Amgen, Inc.	2,806	657,025
Amphenol Corp., Class A	2,518	222,365
Analog Devices, Inc.	1,748	348,778
ANSYS, Inc.†	156	53,368
Apollo Global Management, Inc.	249	20,346
Apple, Inc.	69,360	13,625,772
Applied Materials, Inc.	10,342	1,567,744
Archer-Daniels-Midland Co.	3,158	268,304
Arista Networks, Inc.†	1,134	175,872
Atmos Energy Corp.	151	18,378
Autodesk, Inc.†	783	165,988
AutoZone, Inc.†	133	330,069
Avery Dennison Corp.	1,005	184,930
Axon Enterprise, Inc.†	377	70,096
Ball Corp.	4,721	277,075
Ball Corp.	644	37,796
Bank of America Corp.	48,893	1,564,576
Bank of New York Mellon Corp.	6,439	292,073
Security Description	Shares or Principal Amount	Value

United States (continued)
Berkshire Hathaway, Inc., Class B†	5,823	$ 2,049,463
Best Buy Co., Inc.	1,707	141,766
Bill.com Holdings, Inc.†	112	14,038
Biogen, Inc.†	224	60,523
BioMarin Pharmaceutical, Inc.†	691	60,760
Blackstone, Inc.	228	23,892
Block, Inc.†	6,505	523,848
Boeing Co.†	374	89,330
Booking Holdings, Inc.†	145	430,766
Boston Scientific Corp.†	15,486	802,949
Box, Inc., Class A†	1,676	52,375
Boyd Gaming Corp.	1,419	96,946
Brighthouse Financial, Inc.†	1,312	68,395
Bristol-Myers Squibb Co.	22,115	1,375,332
Brixmor Property Group, Inc.	874	19,875
Broadcom, Inc.	1,399	1,257,211
Burlington Stores, Inc.†	719	127,709
Cadence Design Systems, Inc.†	2,041	477,614
Caesars Entertainment, Inc.†	940	55,479
Campbell Soup Co.	778	35,648
Capital One Financial Corp.	765	89,520
Carlisle Cos., Inc.	89	24,671
CarMax, Inc.†	1,132	93,515
Catalent, Inc.†	663	32,169
Caterpillar, Inc.	1,322	350,555
Cboe Global Markets, Inc.	171	23,885
CDW Corp.	132	24,693
CenterPoint Energy, Inc.	828	24,915
CF Industries Holdings, Inc.	1,294	106,212
Charles Schwab Corp.	2,872	189,839
Charter Communications, Inc., Class A†	242	98,056
Chemed Corp.	24	12,506
Cheniere Energy, Inc.	1,237	200,221
Chevron Corp.	11,569	1,893,383
Church & Dwight Co., Inc.	2,257	215,927
Cigna Group	1,275	376,252
Cintas Corp.	1,037	520,615
Cisco Systems, Inc.	15,128	787,261
Citigroup, Inc.	13,807	658,042
Citizens Financial Group, Inc.	1,852	59,746
Cleveland-Cliffs, Inc.†	6,706	118,361
Clorox Co.	1,182	179,049
CME Group, Inc.	705	140,267
CMS Energy Corp.	386	23,573
Coca-Cola Co.	32,563	2,016,627
Coinbase Global, Inc., Class A†	130	12,819
Colgate-Palmolive Co.	4,529	345,382
Comcast Corp., Class A	17,369	786,121
Comerica, Inc.	210	11,332
Commercial Metals Co.	178	10,185
Conagra Brands, Inc.	1,727	56,663
ConocoPhillips	10,715	1,261,370
Consolidated Edison, Inc.	537	50,940
Constellation Brands, Inc., Class A	102	27,826
Corteva, Inc.	3,377	190,564
Costco Wholesale Corp.	2,218	1,243,566
Coterra Energy, Inc.	1,133	31,203
Crown Holdings, Inc.	2,760	256,018
CSX Corp.	7,952	264,961
Cummins, Inc.	604	157,523
CVS Health Corp.	8,118	606,333

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
D.R. Horton, Inc.	5,467	$ 694,418
Danaher Corp.	4,001	1,020,495
Darling Ingredients, Inc.†	542	37,533
Datadog, Inc., Class A†	136	15,874
Deckers Outdoor Corp.†	157	85,359
Deere & Co.	710	305,016
Delta Air Lines, Inc.	8,223	380,396
Devon Energy Corp.	827	44,658
Dexcom, Inc.†	233	29,022
Diamondback Energy, Inc.	245	36,093
Discover Financial Services	507	53,514
Dollar General Corp.	376	63,491
Dollar Tree, Inc.†	267	41,206
Dominion Energy, Inc.	1,705	91,303
Domino's Pizza, Inc.	869	344,767
Dow, Inc.	3,178	179,462
Dropbox, Inc., Class A†	9,528	256,780
DTE Energy Co.	6,536	747,065
Duke Energy Corp.	490	45,874
DuPont de Nemours, Inc.	8,867	688,345
DXC Technology Co.†	363	10,037
Eastman Chemical Co.	498	42,619
eBay, Inc.	14,117	628,348
Ecolab, Inc.	1,216	222,698
Edwards Lifesciences Corp.†	2,233	183,262
Electronic Arts, Inc.	6,957	948,587
Element Solutions, Inc.	3,087	64,704
Elevance Health, Inc.	1,353	638,115
Eli Lilly & Co.	4,137	1,880,473
EMCOR Group, Inc.	2,136	459,325
Emerson Electric Co.	372	33,982
Enovis Corp.†	388	24,793
Enphase Energy, Inc.†	115	17,460
Entergy Corp.	1,490	153,023
EOG Resources, Inc.	6,538	866,481
EQT Corp.	316	13,329
Equinix, Inc.	52	42,116
Essential Utilities, Inc.	321	13,575
Estee Lauder Cos., Inc., Class A	1,943	349,740
Etsy, Inc.†	4,357	442,889
Evergy, Inc.	941	56,432
Exelixis, Inc.†	2,232	43,993
Exxon Mobil Corp.	21,012	2,253,327
F5, Inc.†	254	40,193
FactSet Research Systems, Inc.	71	30,888
Fair Isaac Corp.†	71	59,496
Fastenal Co.	553	32,411
Federal Realty Investment Trust	117	11,878
FedEx Corp.	444	119,858
Fidelity National Information Services, Inc.	5,013	302,685
Fifth Third Bancorp	2,294	66,755
First Citizens BancShares, Inc., Class A	32	45,802
First Horizon Corp.	1,544	21,045
First Solar, Inc.†	68	14,103
Fiserv, Inc.†	966	121,919
FleetCor Technologies, Inc.†	135	33,603
Fluor Corp.†	997	30,887
FMC Corp.	933	89,783
Ford Motor Co.	11,300	149,273
Fortinet, Inc.†	5,188	403,211
Security Description	Shares or Principal Amount	Value

United States (continued)
Fox Corp., Class A	321	$ 10,737
Fox Corp., Class B	340	10,679
Franklin Resources, Inc.	375	10,965
Freeport-McMoRan, Inc.	9,121	407,253
Gartner, Inc.†	1,058	374,098
Generac Holdings, Inc.†	62	9,529
General Dynamics Corp.	4,999	1,117,676
General Electric Co.	665	75,970
General Mills, Inc.	2,553	190,811
General Motors Co.	31,023	1,190,352
Gilead Sciences, Inc.	3,986	303,494
Global Payments, Inc.	1,368	150,822
Goldman Sachs Group, Inc.	627	223,130
Graco, Inc.	521	41,331
Guidewire Software, Inc.†	166	14,080
Halliburton Co.	9,449	369,267
Hasbro, Inc.	933	60,234
HEICO Corp., Class A	743	104,280
Hershey Co.	1,910	441,802
Hess Corp.	352	53,409
Hewlett Packard Enterprise Co.	3,452	59,996
Hologic, Inc.†	1,473	116,986
Home Depot, Inc.	6,882	2,297,487
Honeywell International, Inc.	8,017	1,556,340
Hormel Foods Corp.	1,886	77,100
HP, Inc.	13,434	441,038
Humana, Inc.	566	258,566
Huntington Bancshares, Inc.	4,041	49,462
IDEXX Laboratories, Inc.†	827	458,762
Illinois Tool Works, Inc.	1,800	473,976
Illumina, Inc.†	147	28,246
Incyte Corp.†	2,840	180,965
Intel Corp.	28,058	1,003,635
Intercontinental Exchange, Inc.	940	107,912
International Business Machines Corp.	780	112,460
International Flavors & Fragrances, Inc.	548	46,366
International Paper Co.	15,068	543,352
Interpublic Group of Cos., Inc.	523	17,902
Intuit, Inc.	1,357	694,377
Intuitive Surgical, Inc.†	491	159,280
IQVIA Holdings, Inc.†	139	31,103
ITT, Inc.	153	15,239
J.M. Smucker Co.	213	32,088
Jack Henry & Associates, Inc.	96	16,087
Johnson & Johnson	13,324	2,232,170
JPMorgan Chase & Co.	6,427	1,015,209
Juniper Networks, Inc.	886	24,631
Kellogg Co.	549	36,723
KeyCorp	5,266	64,824
Keysight Technologies, Inc.†	3,147	506,919
Kimberly-Clark Corp.	3,792	489,547
Kinder Morgan, Inc.	881	15,603
KKR & Co., Inc.	1,413	83,904
KLA Corp.	442	227,166
Knight-Swift Transportation Holdings, Inc.	478	29,038
Kraft Heinz Co.	3,271	118,345
Kroger Co.	3,492	169,851
Lam Research Corp.	600	431,094
Lamb Weston Holdings, Inc.	588	60,934
Lennar Corp., Class A	6,462	819,575
Lennox International, Inc.	102	37,479

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Liberty Broadband Corp., Class C†	142	$ 12,656
Liberty Media Corp.-Liberty Formula One, Series C†	158	11,471
Lincoln National Corp.	247	6,926
Live Nation Entertainment, Inc.†	335	29,396
LKQ Corp.	1,655	90,677
Lockheed Martin Corp.	1,189	530,734
Lowe's Cos., Inc.	3,841	899,831
Lucid Group, Inc.†	1,613	12,275
Lululemon Athletica, Inc.†	2,660	1,006,890
Lyft, Inc., Class A†	3,573	45,413
M&T Bank Corp.	575	80,419
Manhattan Associates, Inc.†	4,578	872,658
ManpowerGroup, Inc.	170	13,410
Marathon Oil Corp.	8,028	210,896
Marathon Petroleum Corp.	4,960	659,779
MarketAxess Holdings, Inc.	84	22,614
Marsh & McLennan Cos., Inc.	690	130,010
Martin Marietta Materials, Inc.	656	292,878
Marvell Technology, Inc.	146	9,509
Mastercard, Inc., Class A	5,002	1,972,189
McCormick & Co., Inc.	1,052	94,133
McDonald's Corp.	2,025	593,730
MercadoLibre, Inc.†	80	99,044
Merck & Co., Inc.	4,800	511,920
Meta Platforms, Inc., Class A†	10,602	3,377,797
MetLife, Inc.	11,426	719,495
Mettler-Toledo International, Inc.†	306	384,786
MGM Resorts International	4,337	220,189
Microchip Technology, Inc.	8,532	801,496
Micron Technology, Inc.	4,518	322,540
Microsoft Corp.	39,800	13,369,616
Moderna, Inc.†	403	47,417
Mohawk Industries, Inc.†	2,296	244,157
Mondelez International, Inc., Class A	2,798	207,416
Monolithic Power Systems, Inc.	47	26,296
Moody's Corp.	2,786	982,761
Morgan Stanley	2,523	231,006
Mosaic Co.	2,197	89,550
Motorola Solutions, Inc.	769	220,418
MSCI, Inc.	397	217,588
Murphy Oil Corp.	1,311	56,727
Nasdaq, Inc.	799	40,342
Netflix, Inc.†	1,477	648,359
Neurocrine Biosciences, Inc.†	1,128	114,932
Newmont Corp.	3,792	162,753
News Corp., Class B	187	3,761
NextEra Energy, Inc.	3,747	274,655
NIKE, Inc., Class B	9,947	1,098,049
NiSource, Inc.	441	12,277
Norfolk Southern Corp.	2,337	545,900
Northern Trust Corp.	389	31,167
Northrop Grumman Corp.	670	298,150
NOV, Inc.	3,310	66,465
Nucor Corp.	1,751	301,330
NVIDIA Corp.	14,046	6,563,555
NVR, Inc.†	35	220,725
Occidental Petroleum Corp.	988	62,372
Old Dominion Freight Line, Inc.	32	13,424
Omnicom Group, Inc.	289	24,455
ON Semiconductor Corp.†	302	32,540
Security Description	Shares or Principal Amount	Value

United States (continued)
ONEOK, Inc.	301	$ 20,179
Oracle Corp.	2,452	287,448
O'Reilly Automotive, Inc.†	540	499,927
Organon & Co.	406	8,924
Otis Worldwide Corp.	3,003	273,153
Packaging Corp. of America	2,813	431,374
Palantir Technologies, Inc., Class A†	846	16,785
Palo Alto Networks, Inc.†	1,446	361,442
Paramount Global, Class B	1,249	20,021
Paychex, Inc.	1,628	204,265
PayPal Holdings, Inc.†	5,516	418,223
PepsiCo, Inc.	8,473	1,588,349
Pfizer, Inc.	11,946	430,773
Philip Morris International, Inc.	1,058	105,504
Phillips 66	441	49,194
Pinnacle West Capital Corp.	177	14,659
Pioneer Natural Resources Co.	559	126,150
PNC Financial Services Group, Inc.	1,239	169,607
Pool Corp.	55	21,161
Post Holdings, Inc.†	115	9,809
Power Integrations, Inc.	729	70,815
PPG Industries, Inc.	812	116,847
PPL Corp.	31,158	857,780
Principal Financial Group, Inc.	685	54,711
Procter & Gamble Co.	15,523	2,426,245
Prologis, Inc.	740	92,315
Prudential Financial, Inc.	1,166	112,507
Public Service Enterprise Group, Inc.	3,264	206,024
PulteGroup, Inc.	3,490	294,521
PVH Corp.	126	11,295
Qorvo, Inc.†	866	95,277
QUALCOMM, Inc.	4,014	530,530
Quanta Services, Inc.	1,299	261,904
Ralph Lauren Corp.	66	8,668
Raymond James Financial, Inc.	391	43,037
Regeneron Pharmaceuticals, Inc.†	369	273,765
Regions Financial Corp.	3,534	71,988
Reinsurance Group of America, Inc.	64	8,982
Reliance Steel & Aluminum Co.	1,424	417,033
Rivian Automotive, Inc., Class A†	702	19,403
Rockwell Automation, Inc.	60	20,177
Roku, Inc.†	203	19,543
Roper Technologies, Inc.	216	106,499
Ross Stores, Inc.	2,678	307,006
RPM International, Inc.	506	52,275
RTX Corp.	4,342	381,792
S&P Global, Inc.	3,959	1,561,865
Salesforce, Inc.†	3,417	768,859
SBA Communications Corp.	478	104,658
Seagen, Inc.†	70	13,425
Sealed Air Corp.	1,897	86,541
Sempra	755	112,510
ServiceNow, Inc.†	967	563,761
Sherwin-Williams Co.	787	217,605
Silicon Laboratories, Inc.†	121	18,046
Simon Property Group, Inc.	1,264	157,494
Sirius XM Holdings, Inc.	44,878	228,878
Skechers USA, Inc., Class A†	198	11,005
Skyworks Solutions, Inc.	121	13,839
Snap-on, Inc.	1,235	336,463
Southern Co.	897	64,889
Southwest Airlines Co.	11,769	402,029

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Splunk, Inc.†	1,108	$ 120,030
Starbucks Corp.	3,658	371,543
State Street Corp.	641	46,434
Steel Dynamics, Inc.	2,935	312,812
Stryker Corp.	2,701	765,490
Synchrony Financial	2,761	95,365
Synopsys, Inc.†	1,224	553,003
Sysco Corp.	420	32,050
T. Rowe Price Group, Inc.	538	66,314
Take-Two Interactive Software, Inc.†	293	44,811
Tapestry, Inc.	1,509	65,113
Target Corp.	1,157	157,896
Taylor Morrison Home Corp.†	2,261	109,478
Teladoc Health, Inc.†	1,766	52,574
Teradata Corp.†	2,643	150,255
Teradyne, Inc.	73	8,245
Tesla, Inc.†	11,227	3,002,437
Texas Instruments, Inc.	1,726	310,680
Texas Pacific Land Corp.	9	13,557
Textron, Inc.	279	21,698
Thermo Fisher Scientific, Inc.	1,493	819,149
TJX Cos., Inc.	11,012	952,868
Toll Brothers, Inc.	7,958	639,266
Trade Desk, Inc., Class A†	151	13,780
Travel & Leisure Co.	3,446	140,356
Travelers Cos., Inc.	3,288	567,542
Trimble, Inc.†	683	36,745
Truist Financial Corp.	2,911	96,703
Tyler Technologies, Inc.†	104	41,250
Tyson Foods, Inc., Class A	1,364	76,002
Uber Technologies, Inc.†	1,646	81,411
UGI Corp.	334	9,015
Union Pacific Corp.	655	151,973
United Airlines Holdings, Inc.†	2,624	142,509
United Rentals, Inc.	87	40,427
United States Steel Corp.	2,614	66,657
UnitedHealth Group, Inc.	4,353	2,204,229
US Bancorp	13,532	536,950
Valero Energy Corp.	2,073	267,230
Veeva Systems, Inc., Class A†	224	45,745
VeriSign, Inc.†	3,723	785,367
Verisk Analytics, Inc.	42	9,615
Vertex Pharmaceuticals, Inc.†	1,462	515,121
VF Corp.	3,976	78,765
Viatris, Inc.	2,264	23,840
VICI Properties, Inc.	336	10,577
Visa, Inc., Class A	11,988	2,849,907
Vulcan Materials Co.	3,552	783,216
Walmart, Inc.	13,147	2,101,679
Walt Disney Co.†	2,772	246,403
Warner Bros. Discovery, Inc.†	5,690	74,368
Wayfair, Inc., Class A†	170	13,238
Webster Financial Corp.	401	18,975
WEC Energy Group, Inc.	867	77,909
Wells Fargo & Co.	9,144	422,087
West Pharmaceutical Services, Inc.	25	9,201
Western Digital Corp.†	1,248	53,115
Westlake Corp.	755	103,812
WestRock Co.	6,899	229,668
Whirlpool Corp.	617	89,008
Williams Cos., Inc.	692	23,839
Security Description	Shares or Principal Amount	Value

United States (continued)
Workday, Inc., Class A†	569	$ 134,927
WW Grainger, Inc.	471	347,829
Xylem, Inc.	4,340	489,335
Yum! Brands, Inc.	4,601	633,420
Zillow Group, Inc., Class C†	2,426	131,392
Zimmer Biomet Holdings, Inc.	88	12,157
Zions Bancorp NA	240	9,180
Zoetis, Inc.	1,111	208,968
Zoom Video Communications, Inc., Class A†	153	11,223
		182,147,754
Total Common Stocks (cost $302,192,226)		328,894,751
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.4%
United States — 44.4%
United States Treasury Notes
0.63%, 08/15/2030	$29,800,000	23,628,140
0.88%, 11/15/2030	30,900,000	24,892,606
1.13%, 02/15/2031	29,900,000	24,453,762
1.25%, 08/15/2031	33,000,000	26,879,531
1.38%, 11/15/2031	40,079,600	32,793,254
1.63%, 05/15/2031	30,000,000	25,325,391
1.88%, 02/15/2032	29,000,000	24,628,476
2.75%, 08/15/2032	30,000,000	27,235,547
2.88%, 05/15/2032	30,000,000	27,557,812
3.38%, 05/15/2033	19,314,700	18,424,413
3.50%, 02/15/2033	28,000,000	26,985,000
4.00%, 07/31/2030	2,892,600	2,881,301
4.13%, 11/15/2032	28,100,000	28,424,906
Total U.S. Government & Agency Obligations (cost $354,478,535)		314,110,139
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,875.00; Counterparty: Citibank Global Markets, Inc.) (cost $2,389,083)	743	1,842,640
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023†	1,210	1,491
United States — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027†	234	9,636
Total Warrants (cost $1,155)		11,127
Total Long-Term Investment Securities (cost $659,060,999)		644,858,657
SHORT-TERM INVESTMENTS — 8.4%
U.S. Government — 6.4%
United States Treasury Bills
4.43%, 10/05/2023	9,000,000	8,914,552
5.06%, 08/22/2023	2,000,000	1,993,871
5.12%, 12/14/2023	1,400,000	1,372,351
5.13%, 11/02/2023	1,400,000	1,380,891

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
5.14%, 11/30/2023	$ 1,400,000	$ 1,375,308
5.15%, 10/19/2023	585,000	578,247
5.17%, 12/07/2023	1,381,000	1,355,148
5.18%, 10/26/2023	1,385,000	1,367,588
5.19%, 11/16/2023	1,381,000	1,359,394
5.20%, 11/09/2023	1,381,000	1,360,755
5.20%, 10/12/2023	1,381,000	1,366,437
5.20%, 10/19/2023	796,000	786,812
5.21%, 11/24/2023	1,381,000	1,357,873
5.23%, 12/28/2023	2,879,000	2,816,278
5.24%, 12/28/2023	1,398,000	1,367,543
5.24%, 01/04/2024 to 01/18/2024	4,289,000	4,191,099
5.24%, 01/11/2024	4,277,000	4,175,066
5.25%, 01/18/2024	4,265,000	4,159,188
5.26%, 11/14/2023	4,277,000	4,211,274
		45,489,675
Unaffiliated Investment Companies — 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class 5.11%(2)	14,113,222	14,113,221
Total Short-Term Investments (cost $59,622,169)		59,602,896
TOTAL INVESTMENTS (cost $718,683,168)(3)	99.6%	704,461,553
Other assets less liabilities	0.4	2,514,807
NET ASSETS	100.0%	$706,976,360
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA BlackRock VCP Global Multi Asset Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $1,652,935 representing 0.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of July 31, 2023.
(3)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
CVR—Contingent Value Rights
FDR—Fiduciary Depositary Receipt
LSE—London Stock Exchange
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Equity Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Citibank, N.A.	Pay	Russell 1000 Value Index	3-Month SOFR + 0.280%	Quarterly	11/10/2023	$13,476,974	$—	$1,143,014	$1,143,014
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
446	Long	MSCI EAFE Index	September 2023	$47,858,791	$49,189,340	$1,330,549
231	Long	S&P 500 E-Mini Index	September 2023	50,559,018	53,297,474	2,738,456
256	Short	U.S. Treasury 5 Year Notes	September 2023	27,957,598	27,346,000	611,598
48	Short	U.S. Treasury Ultra Bonds	September 2023	6,462,240	6,346,500	115,740
						$4,796,343

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
119	Short	U.S. Treasury Long Bonds	September 2023	$14,768,033	$14,808,062	$ (40,029)
		Net Unrealized Appreciation (Depreciation)				$4,756,314
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	890,735	USD	964,445	09/20/2023	$ —	$ (17,251)
	GBP	145,000	USD	182,277	09/20/2023	—	(3,848)
	USD	376,798	EUR	348,000	09/20/2023	6,740	—
						6,740	(21,099)
Deutsche Bank AG	JPY	331,944,930	USD	2,416,972	09/20/2023	65,834	—
JPMorgan Chase Bank, N.A.	CAD	38,001	USD	28,537	09/20/2023	—	(300)
	EUR	160,000	USD	176,962	09/20/2023	623	—
	NZD	6,000	USD	3,655	09/20/2023	—	(72)
	USD	7,402,341	AUD	11,055,828	09/20/2023	36,261	—
	USD	6,927,838	CAD	9,276,528	09/20/2023	111,727	—
	USD	161,275	JPY	23,053,000	09/20/2023	2,007	—
	USD	249,134	SEK	2,689,000	09/20/2023	6,923	—
	USD	185,959	SGD	247,000	09/20/2023	221	—
						157,762	(372)
Morgan Stanley & Co. International PLC	CHF	287,000	USD	321,635	09/20/2023	—	(9,173)
	USD	197,748	EUR	180,000	09/20/2023	633	—
	USD	222,633	GBP	173,000	09/20/2023	—	(568)
	USD	74,704	NOK	804,000	09/20/2023	4,748	—
						5,381	(9,741)
UBS AG	USD	13,407,232	EUR	12,384,999	09/20/2023	242,515	—
Unrealized Appreciation (Depreciation)						$478,232	$ (31,212)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$ 17,958,613	$ —	$ 0	$ 17,958,613
United States	182,147,643	—	111	182,147,754
Other Countries	128,788,384	—	—	128,788,384
U.S. Government & Agency Obligations	—	314,110,139	—	314,110,139
Purchased Options	1,842,640	—	—	1,842,640
Warrants	11,127	—	—	11,127
Short-Term Investments:
U.S. Government	—	45,489,675	—	45,489,675
Other Short-Term Investments	14,113,221	—	—	14,113,221
Total Investments at Value	$344,861,628	$359,599,814	$111	$704,461,553
Other Financial Instruments:†
Swaps	$ —	$ 1,143,014	$ —	$ 1,143,014
Futures Contracts	4,796,343	—	—	4,796,343
Forward Foreign Currency Contracts	—	478,232	—	478,232
Total Other Financial Instruments	$ 4,796,343	$ 1,621,246	$ —	$ 6,417,589
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 40,029	$ —	$ —	$ 40,029
Forward Foreign Currency Contracts	—	31,212	—	31,212
Total Other Financial Instruments	$ 40,029	$ 31,212	$ —	$ 71,241
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	39.3%
Foreign Government Obligations	19.8
Banks	16.7
Short-Term Investments	12.8
Multi-National	9.9
Internet	1.5
Oil & Gas	1.5
101.5%
Credit Quality#†
Aaa	64.5%
Aa	31.4
A	1.7
Not Rated@	2.4
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 29.6%
Banks — 16.7%
Australia & New Zealand Banking Group, Ltd. FRS
6.05%, (SOFR+0.75%), 07/03/2025*	$ 1,280,000	$ 1,282,902
Canadian Imperial Bank of Commerce
3.50%, 09/13/2023	8,975,000	8,950,138
Commonwealth Bank of Australia FRS
5.70%, (SOFR+0.40%), 07/07/2025*	1,950,000	1,942,479
6.04%, (SOFR+0.74%), 03/14/2025	1,000,000	1,002,632
Cooperatieve Rabobank UA
0.38%, 01/12/2024	3,191,000	3,115,992
Cooperatieve Rabobank UA FRS
5.60%, (SOFR+0.30%), 01/12/2024	3,532,000	3,530,664
6.00%, (SOFR+0.70%), 07/18/2025	1,948,000	1,952,208
Dexia Credit Local SA
3.25%, 09/26/2023	9,750,000	9,715,782
Kreditanstalt fuer Wiederaufbau
0.25%, 03/08/2024	379,000	367,200
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.25%, 02/12/2024	8,000,000	7,774,400
Landwirtschaftliche Rentenbank
2.38%, 01/23/2024	1,000,000	984,616
National Australia Bank, Ltd. FRS
6.06%, (SOFR+0.76%), 05/13/2025*	890,000	892,625
Nordea Bank Abp
0.63%, 05/24/2024*	5,000,000	4,798,104
Svenska Handelsbanken AB
0.55%, 06/11/2024*	3,000,000	2,867,440
3.90%, 11/20/2023	1,303,000	1,295,590
Swedbank AB
0.60%, 09/25/2023*	3,300,000	3,273,237
Westpac Banking Corp.
3.30%, 02/26/2024	9,000,000	8,886,827
		62,632,836
Internet — 1.5%
Amazon.com, Inc.
0.45%, 05/12/2024	2,781,000	2,673,911
2.73%, 04/13/2024	3,000,000	2,941,211
		5,615,122
Multi-National — 9.9%
Asian Development Bank
1.63%, 03/15/2024	8,650,000	8,444,113
Asian Infrastructure Investment Bank
0.25%, 09/29/2023	1,424,000	1,412,169
Erste Abwicklungsanstalt
0.25%, 08/25/2023	1,000,000	996,724
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.38%, 11/16/2023	3,275,000	3,225,934
FMS Wertmanagement
0.38%, 05/06/2024	2,000,000	1,922,235
Inter-American Development Bank
0.25%, 11/15/2023	10,000,000	9,850,755
2.63%, 01/16/2024	1,000,000	986,462
3.00%, 10/04/2023	488,000	485,890
Inter-American Investment Corp. FRS
5.57%, (SOFR+0.27%), 03/22/2024	5,400,000	5,399,023
Security Description	Shares or Principal Amount	Value

Multi-National (continued)
International Bank for Reconstruction & Development
3.00%, 09/27/2023	$ 4,600,000	$ 4,582,289
		37,305,594
Oil & Gas — 1.5%
Equinor ASA
2.65%, 01/15/2024	5,650,000	5,587,316
Total Corporate Bonds & Notes (cost $112,007,867)		111,140,868
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 39.3%
U.S. Government — 39.3%
United States Treasury Inflation Indexed Notes FRS
5.51%, (3 UTBMM+0.17%), 04/30/2025	35,850,000	35,889,714
United States Treasury Notes
0.13%, 08/15/2023 to 10/15/2023	31,850,000	31,562,490
0.25%, 09/30/2023 to 11/15/2023	28,150,000	27,893,104
0.38%, 10/31/2023	22,500,000	22,224,902
United States Treasury Notes FRS
5.46%, (3 UTBMM+0.13%), 07/31/2025	5,500,000	5,500,133
5.54%, (3 UTBMM+0.20%), 01/31/2025	24,425,000	24,476,138
Total U.S. Government & Agency Obligations (cost $148,189,386)		147,546,481
FOREIGN GOVERNMENT OBLIGATIONS — 19.8%
Banks — 4.2%
Agence Francaise de Developpement EPIC
3.13%, 06/30/2024	8,000,000	7,815,854
BNG Bank NV
3.00%, 09/20/2023	5,000,000	4,983,232
Nederlandse Waterschapsbank NV
1.13%, 03/15/2024	3,000,000	2,916,978
		15,716,064
Diversified Financial Services — 2.9%
CDP Financial, Inc.
3.15%, 07/24/2024	3,000,000	2,925,959
CDP Financial, Inc. FRS
5.70%, (SOFR+0.40%), 05/19/2025*	2,400,000	2,401,188
OMERS Finance Trust
2.50%, 05/02/2024	3,250,000	3,172,244
Ontario Teachers' Finance Trust
0.38%, 09/29/2023	2,421,000	2,400,933
		10,900,324
Regional(State/Province) — 9.9%
Kommunekredit
1.00%, 12/15/2023	1,000,000	983,126
Kommuninvest I Sverige AB
0.38%, 02/16/2024*	8,000,000	7,776,880
0.38%, 02/16/2024	200,000	194,422
1.38%, 05/08/2024	1,500,000	1,452,210
3.25%, 01/16/2024	1,643,000	1,625,056
Kuntarahoitus Oyj
2.50%, 11/15/2023	3,390,000	3,360,086

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Regional(State/Province) (continued)
Province of Alberta, Canada
2.95%, 01/23/2024	$ 1,650,000	$ 1,628,988
3.35%, 11/01/2023	9,367,000	9,315,275
Province of Ontario, Canada
3.05%, 01/29/2024	5,000,000	4,935,812
3.40%, 10/17/2023	6,000,000	5,972,243
		37,244,098
Sovereign — 2.8%
Caisse d'Amortissement de la Dette Sociale
3.38%, 03/20/2024	917,000	903,593
Export Development Canada
0.50%, 04/08/2024	800,000	772,864
2.63%, 02/21/2024	260,000	255,822
Kommunalbanken AS
0.25%, 12/08/2023	200,000	196,374
2.75%, 02/05/2024	1,786,000	1,759,564
Kommunalbanken AS FRS
5.46%, (SOFR+0.16%), 10/27/2023*	2,500,000	2,499,425
Svensk Exportkredit AB
0.38%, 03/11/2024	2,000,000	1,937,821
0.50%, 11/10/2023	750,000	739,772
1.75%, 12/12/2023	1,218,000	1,201,439
		10,266,674
Total Foreign Government Obligations (cost $74,836,055)		74,127,160
Total Long-Term Investment Securities (cost $335,033,308)		332,814,509
SHORT-TERM INVESTMENTS — 12.8%
Commercial Paper — 11.0%
Australia & New Zealand Banking Group, Ltd.
5.40%, 10/17/2023*	3,000,000	2,965,446
5.45%, 11/08/2023*	1,000,000	985,164
5.45%, 11/30/2023*	1,000,000	981,744
5.60%, 02/20/2024*	4,500,000	4,360,872
Bank of Montreal
5.58%, 01/19/2024*	2,500,000	2,433,637
5.58%, 02/07/2024*	2,000,000	1,940,833
5.61%, 02/12/2024*	4,000,000	3,878,502
Bank of Nova Scotia 5.40%, 08/24/2023*	3,000,000	2,989,428
Canadian Imperial Bank of Commerce 5.54%, 12/01/2023*	2,000,000	1,962,963
CDP Financial, Inc.
5.23%, 09/14/2023*	1,500,000	1,489,978
Security Description	Shares or Principal Amount	Value

Commercial Paper (continued)
5.41%, 11/27/2023*	$ 1,000,000	$ 981,948
5.42%, 12/01/2023*	2,700,000	2,649,549
Cooperatieve Centrale
5.48%, 02/07/2024*	1,500,000	1,455,990
5.56%, 02/07/2024*	750,000	727,995
DNB Bank ASA
5.46%, 12/07/2023*	2,000,000	1,960,942
5.52%, 01/03/2024*	1,200,000	1,171,374
5.54%, 01/19/2024*	2,000,000	1,947,234
Export Development Canada 5.47%, 01/17/2024*	2,000,000	1,948,396
FMS Wertmanagement 5.44%, 10/30/2023*	400,000	394,628
Toronto-Dominion Bank 5.48%, 11/27/2023*	4,000,000	3,927,965
		41,154,588
Unaffiliated Investment Companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(1)	6,881,352	6,881,352
Total Short-Term Investments (cost $48,036,097)		48,035,940
TOTAL INVESTMENTS (cost $383,069,405)(2)	101.5%	380,850,449
Other assets less liabilities	(1.5)	(5,702,708)
NET ASSETS	100.0%	$375,147,741
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA DFA Ultra Short Bond Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $68,888,868 representing 18.4% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2023.
(2)	See Note 3 for cost of investments on a tax basis.
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$111,140,868	$—	$111,140,868
U.S. Government & Agency Obligations	—	147,546,481	—	147,546,481
Foreign Government Obligations	—	74,127,160	—	74,127,160
Short-Term Investments:
Commercial Paper	—	41,154,588	—	41,154,588
Other Short-Term Investments	6,881,352	—	—	6,881,352
Total Investments at Value	$6,881,352	$373,969,097	$—	$380,850,449
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Banks	14.4%
Semiconductors	12.4
Internet	11.9
Unaffiliated Investment Companies	5.2
Oil & Gas	4.5
Diversified Financial Services	3.3
Telecommunications	3.1
Computers	2.9
Chemicals	2.8
Retail	2.6
Auto Manufacturers	2.4
Insurance	2.2
Food	2.1
Electronics	1.9
Iron/Steel	1.7
Real Estate	1.7
Electric	1.6
Mining	1.5
Beverages	1.4
Pharmaceuticals	1.3
Software	1.3
Healthcare-Services	0.9
Engineering & Construction	0.9
Commercial Services	0.8
Electrical Components & Equipment	0.8
Building Materials	0.6
Transportation	0.6
Miscellaneous Manufacturing	0.6
Biotechnology	0.5
Auto Parts & Equipment	0.4
Agriculture	0.4
Household Products/Wares	0.4
Short-Term Investments	0.4
Coal	0.4
Lodging	0.4
Leisure Time	0.4
Investment Companies	0.3
Home Furnishings	0.3
Gas	0.3
Holding Companies-Diversified	0.3
Energy-Alternate Sources	0.3
Airlines	0.2
Machinery-Diversified	0.2
Cosmetics/Personal Care	0.2
Shipbuilding	0.2
Distribution/Wholesale	0.2
Aerospace/Defense	0.2
Metal Fabricate/Hardware	0.2
Healthcare-Products	0.2
Apparel	0.1
Forest Products & Paper	0.1
Machinery-Construction & Mining	0.1
Water	0.1
REITS	0.1
Pipelines	0.1
Housewares	0.1
Storage/Warehousing	0.1
94.6%
Country Allocation*
Cayman Islands	16.4%
Taiwan	13.8
India	13.3
South Korea	11.7

China	6.2%
United States	6.1
Brazil	5.3
Saudi Arabia	3.8
South Africa	3.2
Mexico	2.6
Thailand	1.7
Indonesia	1.7
United Arab Emirates	1.3
Malaysia	1.2
Qatar	0.8
Hong Kong	0.8
Kuwait	0.8
Poland	0.7
Philippines	0.6
Turkey	0.6
Chile	0.5
Bermuda	0.4
Greece	0.4
Hungary	0.2
Czech Republic	0.2
Colombia	0.1
Luxembourg	0.1
Netherlands	0.1
94.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 89.0%
Bermuda — 0.4%
Alibaba Health Information Technology, Ltd.†	56,000	$ 39,636
Beijing Enterprises Water Group, Ltd.	46,000	11,207
China Gas Holdings, Ltd.	42,000	46,799
China Resources Gas Group, Ltd.	12,000	41,390
China Ruyi Holdings, Ltd.†	72,000	21,788
COSCO SHIPPING Ports, Ltd.	26,000	16,402
Credicorp, Ltd.	907	142,444
Kunlun Energy Co., Ltd.	54,000	43,968
Nine Dragons Paper Holdings, Ltd.	25,000	16,381
Orient Overseas International, Ltd.	1,500	24,984
Shenzhen International Holdings, Ltd.	24,500	22,933
		427,932
Brazil — 5.3%
AMBEV SA	64,100	201,433
Atacadao SA	6,100	17,699
B3 SA - Brasil Bolsa Balcao	85,200	268,460
Banco Bradesco SA	15,071	47,328
Banco Bradesco SA (Preference Shares)	79,015	278,380
Banco BTG Pactual SA	15,400	110,760
Banco do Brasil SA	11,000	112,099
Banco Santander Brasil SA	5,500	33,218
BB Seguridade Participacoes SA	8,600	56,597
CCR SA	13,400	37,660
Centrais Eletricas Brasileiras SA	14,100	115,245
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	28,602
Cia de Saneamento Basico do Estado de Sao Paulo	5,000	61,433
Cia Energetica de Minas Gerais (Preference Shares)	15,486	41,492
Cia Siderurgica Nacional SA	9,400	27,512
Cosan SA	13,800	58,191
CPFL Energia SA	3,600	27,239
Energisa SA	1,500	15,921
Eneva SA†	11,700	33,080
Engie Brasil Energia SA	1,900	17,695
Equatorial Energia SA	13,300	94,334
Gerdau SA (Preference Shares)	14,595	90,278
Hapvida Participacoes e Investimentos SA*†	64,205	65,172
Hypera SA	4,200	38,423
Itau Unibanco Holding SA (Preference Shares)	66,550	403,065
Itausa SA (Preference Shares)	68,006	141,225
JBS SA	9,600	38,126
Klabin SA	8,700	42,316
Localiza Rent a Car SA	10,380	147,553
Lojas Renner SA	11,110	44,052
Magazine Luiza SA†	41,000	29,046
Natura & Co. Holding SA†	11,900	45,977
Petro Rio SA†	9,400	90,685
Petroleo Brasileiro SA	51,800	381,318
Petroleo Brasileiro SA (Preference Shares)	67,900	446,708
Raia Drogasil SA	13,728	84,103
Rede D'Or Sao Luiz SA*	5,000	38,065
Rumo SA	17,000	83,549
Sendas Distribuidora SA	15,900	45,292
Suzano SA	10,191	103,596
Telefonica Brasil SA	6,300	56,102
TIM SA	8,900	26,989
Security Description	Shares or Principal Amount	Value

Brazil (continued)
TOTVS SA	5,600	$ 35,018
Ultrapar Participacoes SA	9,500	37,950
Vale SA	51,588	754,497
Vibra Energia SA	14,100	51,078
WEG SA	23,600	199,231
		5,203,792
British Virgin Islands — 0.0%
VK Co., Ltd.†(1)(2)	1,364	0
Cayman Islands — 16.4%
360 DigiTech, Inc. ADR	1,035	20,659
3SBio, Inc.*	13,000	12,485
AAC Technologies Holdings, Inc.	9,500	21,658
Airtac International Group	2,000	59,313
Akeso, Inc.*†	6,000	31,581
Alibaba Group Holding, Ltd.†	200,828	2,510,704
ANTA Sports Products, Ltd.	17,400	203,698
Autohome, Inc. ADR	772	24,681
Baidu, Inc., Class A†	30,728	602,433
BeiGene, Ltd. ADR†	700	149,954
Bilibili, Inc.†	2,235	40,981
Bosideng International Holdings, Ltd.	42,000	19,172
C&D International Investment Group, Ltd.	9,000	24,465
Chailease Holding Co., Ltd.	18,106	119,837
China Conch Venture Holdings, Ltd.	22,500	28,100
China Feihe, Ltd.*	49,000	29,844
China Hongqiao Group, Ltd.	23,000	22,089
China Lesso Group Holdings, Ltd.	15,000	10,194
China Literature, Ltd.*†	4,200	18,957
China Medical System Holdings, Ltd.	16,000	26,876
China Meidong Auto Holdings, Ltd.	8,000	8,740
China Mengniu Dairy Co., Ltd.	44,000	166,152
China Resources Cement Holdings, Ltd.	36,000	15,602
China Resources Land, Ltd.	46,000	212,927
China Resources Mixc Lifestyle Services, Ltd.*	7,600	36,544
Chinasoft International, Ltd.	36,000	22,434
Chow Tai Fook Jewellery Group, Ltd.	28,200	48,959
Country Garden Holdings Co., Ltd.†	167,000	33,833
Country Garden Services Holdings Co., Ltd.	27,689	31,172
Dali Foods Group Co., Ltd.*	27,500	12,800
Daqo New Energy Corp. ADR†	750	29,302
Dongyue Group, Ltd.	20,000	19,644
East Buy Holding, Ltd.*†	5,000	24,234
ENN Energy Holdings, Ltd.	11,100	133,432
GCL-Poly Energy Holdings, Ltd.	283,000	61,325
GDS Holdings, Ltd., Class A†	9,776	16,095
Geely Automobile Holdings, Ltd.	82,000	118,391
Genscript Biotech Corp.†	14,000	35,831
Greentown China Holdings, Ltd.	13,500	15,406
H World Group, Ltd.†	2,724	130,861
Haidilao International Holding, Ltd.*	11,000	30,818
Haitian International Holdings, Ltd.	9,000	22,411
Hansoh Pharmaceutical Group Co., Ltd.*	16,000	25,850
Hengan International Group Co., Ltd.	9,000	36,986
Hygeia Healthcare Holdings Co., Ltd.*	4,600	29,698
Innovent Biologics, Inc.*†	16,000	70,984
iQIYI, Inc. ADR†	5,742	36,404
JD Health International, Inc.*†	15,650	112,977
JD.com, Inc., Class A	29,327	600,912

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
Jiumaojiu International Holdings, Ltd.*	10,000	$ 19,541
JOYY, Inc. ADR	750	26,070
Kanzhun, Ltd. ADR†	2,500	46,700
KE Holdings, Inc. ADR†	9,400	163,748
Kingboard Holdings, Ltd.	10,500	29,081
Kingboard Laminates Holdings, Ltd.	16,000	16,351
Kingdee International Software Group Co., Ltd.†	34,000	59,116
Kingsoft Corp., Ltd.	12,000	51,315
Kuaishou Technology*†	24,800	213,692
Legend Biotech Corp. ADR†	600	45,312
Li Auto, Inc., Class A†	15,200	323,338
Li Ning Co., Ltd.	32,000	192,848
Longfor Group Holdings, Ltd.*	26,000	69,176
Lufax Holding, Ltd. ADR	8,266	14,713
Meituan, Class B*†	67,190	1,260,421
Microport Scientific Corp.†	10,000	19,977
MINISO Group Holding, Ltd. ADR	1,300	27,313
Minth Group, Ltd.	10,000	31,863
NetEase, Inc.	26,750	581,380
New Oriental Education & Technology Group, Inc.†	21,360	125,576
NIO, Inc. ADR†	19,429	297,264
Parade Technologies, Ltd.	1,000	29,275
PDD Holdings, Inc. ADR†	6,805	611,225
Ping An Healthcare and Technology Co., Ltd.*†	7,000	18,355
Pop Mart International Group, Ltd.*	7,000	19,701
Sany Heavy Equipment International Holdings Co., Ltd.	14,000	22,116
Shenzhou International Group Holdings, Ltd.	11,700	123,092
Shimao Group Holdings, Ltd.†	17,500	3,411
Silergy Corp.	4,000	42,003
Sino Biopharmaceutical, Ltd.	141,750	63,978
Smoore International Holdings, Ltd.*	24,000	26,742
Sunny Optical Technology Group Co., Ltd.	10,000	96,873
TAL Education Group ADR†	5,319	43,509
Tencent Holdings, Ltd.	84,400	3,835,331
Tencent Music Entertainment Group ADR†	8,901	62,218
Tingyi Cayman Islands Holding Corp.	26,000	40,139
Tongcheng Travel Holdings, Ltd.†	11,200	26,970
Topsports International Holdings, Ltd.*	17,000	15,586
Trip.com Group, Ltd. ADR†	7,729	317,198
Uni-President China Holdings, Ltd.	18,000	15,533
Vinda International Holdings, Ltd.	5,000	10,078
Vipshop Holdings, Ltd. ADR†	6,113	115,108
Want Want China Holdings, Ltd.	68,000	47,345
Weibo Corp. ADR	688	10,836
Wuxi Biologics Cayman, Inc.*†	49,000	277,078
Xinyi Solar Holdings, Ltd.	66,000	71,087
Xpeng, Inc. ADR†	5,200	108,784
Xtep International Holdings, Ltd.	17,500	19,387
Yadea Group Holdings, Ltd.*	14,000	31,702
Yihai International Holding, Ltd.	7,000	15,977
Zai Lab, Ltd. ADR†	953	28,647
Zhen Ding Technology Holding, Ltd.	7,000	23,388
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Zhongsheng Group Holdings, Ltd.	8,000	$ 27,953
ZTO Express Cayman, Inc. ADR	5,548	154,234
		16,088,059
Chile — 0.5%
Banco de Chile	582,395	64,838
Banco de Credito e Inversiones SA	779	23,399
Banco Santander Chile	824,433	44,015
Cencosud SA	17,694	38,027
Cia Sud Americana de Vapores SA	167,320	12,664
Empresas CMPC SA	15,604	30,801
Empresas COPEC SA	5,516	42,310
Enel Americas SA†	275,251	37,206
Enel Chile SA	335,891	23,178
Falabella SA	8,881	24,559
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	2,021	148,188
		489,185
China — 6.2%
Agricultural Bank of China, Ltd.	394,000	142,971
Air China, Ltd.†	20,000	16,336
Aluminum Corp. of China, Ltd.	34,000	16,784
Anhui Conch Cement Co., Ltd.	17,500	52,620
Bank of China, Ltd.	1,110,000	411,327
Bank of Communications Co., Ltd.	127,000	76,536
Beijing Capital International Airport Co., Ltd.†	24,000	15,664
BYD Co., Ltd.	12,000	424,060
China Cinda Asset Management Co., Ltd.	87,000	9,147
China CITIC Bank Corp., Ltd.	125,000	60,265
China Coal Energy Co., Ltd.	29,000	20,935
China Communications Services Corp., Ltd.	24,000	11,386
China Construction Bank Corp.	1,310,000	760,915
China Everbright Bank Co., Ltd.	45,000	13,387
China Galaxy Securities Co., Ltd.	67,500	39,294
China International Capital Corp., Ltd.*	18,400	40,486
China Life Insurance Co., Ltd.	102,000	177,871
China Longyuan Power Group Corp. Ltd.	45,000	43,218
China Merchants Bank Co., Ltd.	56,500	278,555
China Minsheng Banking Corp., Ltd.	80,000	30,466
China National Building Material Co., Ltd.	54,000	33,928
China Pacific Insurance Group Co., Ltd.	39,000	104,515
China Petroleum & Chemical Corp.	342,000	190,758
China Railway Group, Ltd.	43,000	28,175
China Shenhua Energy Co., Ltd.	49,000	146,392
China Southern Airlines Co, Ltd.†	26,000	16,236
China Tourism Group Duty Free Corp., Ltd.*	1,100	17,532
China Tower Corp., Ltd.*	580,000	65,445
China Vanke Co., Ltd.	24,300	34,212
CITIC Securities Co., Ltd.	28,500	61,101
CMOC Group, Ltd.	42,000	28,004
COSCO SHIPPING Holdings Co., Ltd.	50,050	52,817
Dongfeng Motor Group Co., Ltd.	36,000	16,802
Flat Glass Group Co., Ltd.	5,000	14,842
Fuyao Glass Industry Group Co., Ltd.*	6,800	30,168
Ganfeng Lithium Co., Ltd.*	4,760	30,456
GF Securities Co., Ltd.	14,600	23,288

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Great Wall Motor Co., Ltd.	44,500	$ 60,255
Guangzhou Automobile Group Co., Ltd.	37,200	23,277
Haier Smart Home Co., Ltd.	32,800	107,036
Haitong Securities Co., Ltd.	56,000	39,062
Hangzhou Tigermed Consulting Co., Ltd.*	1,700	10,986
Huaneng Power International, Inc.†	48,000	26,588
Huatai Securities Co., Ltd.*	26,200	37,223
Industrial & Commercial Bank of China, Ltd.	785,000	382,490
Jiangsu Expressway Co., Ltd.	14,000	12,799
Jiangxi Copper Co., Ltd.	12,000	20,064
New China Life Insurance Co., Ltd.	10,800	31,158
Nongfu Spring Co., Ltd.*	24,200	140,566
People's Insurance Co. Group of China, Ltd.	104,000	39,872
PetroChina Co., Ltd.	304,000	221,795
Pharmaron Beijing Co., Ltd.*	4,050	10,516
PICC Property & Casualty Co., Ltd.	96,000	112,016
Ping An Insurance Group Co. of China, Ltd.	87,000	627,492
Postal Savings Bank of China Co., Ltd.*	110,000	67,420
Shandong Gold Mining Co, Ltd.*	8,750	17,435
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	46,345
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	17,086
Shanghai Fudan Microelectronics Group Co. Ltd.	4,000	10,643
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	10,501
Sinopharm Group Co., Ltd.	16,800	52,669
TravelSky Technology, Ltd.	12,000	22,926
Tsingtao Brewery Co., Ltd.	8,000	71,702
Weichai Power Co., Ltd.	25,000	36,864
WuXi AppTec Co., Ltd.*	4,896	46,173
Yanzhou Coal Mining Co., Ltd.	30,000	45,006
Zhaojin Mining Industry Co, Ltd.	16,000	23,060
Zhejiang Expressway Co., Ltd.	18,000	14,425
ZhongAn Online P&C Insurance Co., Ltd.*†	9,700	31,592
Zijin Mining Group Co., Ltd.	82,000	140,471
		6,094,407
Colombia — 0.1%
Bancolombia SA	3,585	30,520
Bancolombia SA (Preference Shares)	5,647	43,119
Interconexion Electrica SA ESP	6,010	26,318
		99,957
Cyprus — 0.0%
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		0
Czech Republic — 0.2%
CEZ AS	2,137	94,569
Komercni Banka AS	1,302	42,697
Moneta Money Bank AS*	4,444	17,488
		154,754
Security Description	Shares or Principal Amount	Value

Greece — 0.4%
Alpha Services and Holdings SA†	25,956	$ 46,675
Eurobank Ergasias Services and Holdings SA†	27,995	48,864
Hellenic Telecommunications Organization SA	2,692	42,474
JUMBO SA	1,014	30,258
Motor Oil Hellas Corinth Refineries SA	880	22,254
Mytilineos SA	1,227	51,076
National Bank of Greece SA†	7,176	49,392
OPAP SA	2,396	42,177
Public Power Corp. S.A.†	2,501	29,588
Terna Energy SA	801	15,404
		378,162
Hong Kong — 0.8%
Beijing Enterprises Holdings, Ltd.	6,000	23,811
BYD Electronic International Co., Ltd.	9,500	36,422
China Everbright Environment Group, Ltd.	45,000	17,887
China Merchants Port Holdings Co., Ltd.	17,320	23,763
China Power International Development, Ltd.	75,000	28,081
China Resources Beer Holdings Co., Ltd.	22,000	140,904
China Resources Pharmaceutical Group, Ltd.*	23,000	17,842
China Resources Power Holdings Co., Ltd.	28,000	60,532
China Taiping Insurance Holdings Co., Ltd.	21,600	23,985
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	14,730
CITIC, Ltd.	78,000	87,612
CSPC Pharmaceutical Group, Ltd.	122,320	101,791
Fosun International, Ltd.	37,000	26,900
Guangdong Investment, Ltd.	38,000	32,841
Hua Hong Semiconductor, Ltd.*†	6,000	20,311
Lenovo Group, Ltd.	106,000	121,509
Yuexiu Property Co., Ltd.	28,000	36,764
Yuexiu Real Estate Investment Trust	1,736	356
		816,041
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	6,654	52,548
OTP Bank Nyrt	3,169	115,319
Richter Gedeon Nyrt	1,902	47,979
		215,846
India — 13.3%
ABB India, Ltd.	738	40,889
ACC, Ltd.	753	18,475
Adani Enterprises, Ltd.	2,236	67,694
Adani Green Energy, Ltd.†	4,464	59,156
Adani Ports & Special Economic Zone, Ltd.	6,474	61,120
Adani Power, Ltd.†	10,645	35,378
Adani Total Gas, Ltd.	3,861	31,133
Adani Transmission, Ltd.†	3,936	39,241
Ambuja Cements, Ltd.	7,361	41,401
Apollo Hospitals Enterprise, Ltd.	1,385	87,311
Asian Paints, Ltd.	5,198	213,305
AU Small Finance Bank, Ltd.*	2,023	18,004
Aurobindo Pharma, Ltd.	3,893	38,964
Avenue Supermarts, Ltd.*†	2,121	96,755

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Axis Bank, Ltd.	30,995	$ 359,849
Bajaj Auto, Ltd.	798	47,900
Bajaj Finance, Ltd.	3,894	345,329
Bajaj Finserv, Ltd.	4,870	94,441
Bajaj Holdings & Investment, Ltd.	357	32,558
Balkrishna Industries, Ltd.	1,036	32,005
Bandhan Bank, Ltd.*†	9,067	24,705
Bank of Baroda	13,447	33,066
Berger Paints India, Ltd.	2,613	21,730
Bharat Electronics, Ltd.	44,040	69,983
Bharat Forge, Ltd.	2,445	27,646
Bharat Petroleum Corp., Ltd.	11,716	53,702
Bharti Airtel, Ltd.	30,551	330,216
Britannia Industries, Ltd.	1,420	83,043
CG Power & Industrial Solutions, Ltd.	8,762	42,697
Cholamandalam Investment and Finance Co., Ltd.	4,836	66,647
Cipla, Ltd.	6,084	87,138
Coal India, Ltd.	21,962	61,241
Colgate-Palmolive India, Ltd.	1,376	33,710
Container Corp. Of India, Ltd.	2,762	23,314
Dabur India, Ltd.	6,181	43,286
Divi's Laboratories, Ltd.	1,768	79,528
DLF, Ltd.	7,657	48,158
Dr Reddy's Laboratories, Ltd.	1,567	107,679
Eicher Motors, Ltd.	1,700	69,595
GAIL India, Ltd.	29,109	42,328
Godrej Consumer Products, Ltd.†	5,234	66,105
Godrej Properties, Ltd.†	1,798	38,125
Grasim Industries, Ltd.	3,820	85,806
Havells India, Ltd.	2,980	48,369
HCL Technologies, Ltd.	12,950	175,658
HDFC Bank, Ltd.	39,364	789,685
HDFC Life Insurance Co., Ltd.*	12,121	95,348
Hero MotoCorp, Ltd.	1,510	58,932
Hindalco Industries, Ltd.	19,529	109,578
Hindustan Petroleum Corp., Ltd.	8,320	28,622
Hindustan Unilever, Ltd.	11,318	352,219
ICICI Bank, Ltd.	69,699	844,875
ICICI Lombard General Insurance Co., Ltd.*	2,658	44,726
ICICI Prudential Life Insurance Co., Ltd.*	4,024	28,259
Indian Hotels Co., Ltd.	10,791	51,739
Indian Oil Corp., Ltd.	36,076	41,208
Indian Railway Catering & Tourism Corp., Ltd.	3,145	24,466
Indraprastha Gas, Ltd.	3,557	20,012
Indus Towers, Ltd.†	8,088	16,914
Info Edge India, Ltd.	950	52,820
Infosys, Ltd.	45,663	752,160
InterGlobe Aviation, Ltd.*†	1,191	37,525
ITC, Ltd.	43,227	244,519
Jindal Steel & Power, Ltd.	5,040	40,940
Jio Financial Services, Ltd.†(1)(2)	41,193	126,636
JSW Steel, Ltd.	10,169	100,764
Jubilant Foodworks, Ltd.	5,085	29,614
Kotak Mahindra Bank, Ltd.	7,612	171,853
Larsen & Toubro, Ltd.	9,173	299,117
LTIMindtree, Ltd.*	1,337	79,652
Lupin, Ltd.	2,736	32,723
Security Description	Shares or Principal Amount	Value

India (continued)
Mahindra & Mahindra, Ltd.	12,098	$ 216,811
Marico, Ltd.	6,506	44,463
Maruti Suzuki India, Ltd.	1,651	196,979
Mphasis, Ltd.	1,114	30,990
MRF, Ltd.	17	21,206
Muthoot Finance, Ltd.	1,484	24,501
Nestle India, Ltd.	455	124,155
NTPC, Ltd.	55,297	146,296
Oil & Natural Gas Corp., Ltd.	35,442	76,272
Page Industries, Ltd.	62	28,635
Petronet LNG, Ltd.†	9,779	27,715
PI Industries, Ltd.	1,010	44,411
Pidilite Industries, Ltd.	2,030	64,665
Power Grid Corp. of India, Ltd.	42,054	136,032
Reliance Industries, Ltd.	41,193	1,275,124
Samvardhana Motherson International, Ltd.	23,245	27,767
SBI Cards & Payment Services, Ltd.	2,884	30,015
SBI Life Insurance Co., Ltd.*	6,146	95,674
Shree Cement, Ltd.	127	37,262
Shriram Finance, Ltd.	2,349	54,006
Siemens, Ltd.	913	44,169
SRF, Ltd.	1,957	51,585
State Bank of India	23,858	179,554
Sun Pharmaceutical Industries, Ltd.	13,247	184,076
Tata Consultancy Services, Ltd.	12,565	521,704
Tata Consumer Products, Ltd.	8,350	87,207
Tata Elxsi, Ltd.	477	41,495
Tata Motors, Ltd.	22,179	173,740
Tata Power Co., Ltd.	19,071	54,837
Tata Steel, Ltd.	94,670	141,403
Tech Mahindra, Ltd.	8,265	112,446
Titan Co., Ltd.	4,707	172,539
Torrent Pharmaceuticals, Ltd.	1,084	26,491
Trent, Ltd.	1,848	39,544
Tube Investments of India, Ltd.	1,374	51,687
TVS Motor Co., Ltd.	2,672	44,734
UltraTech Cement, Ltd.	1,332	134,530
United Spirits, Ltd.†	2,861	35,289
UPL, Ltd.	6,028	45,623
Varun Beverages, Ltd.	5,982	58,512
Vedanta, Ltd.	9,884	33,192
Wipro, Ltd.	17,946	88,379
Yes Bank, Ltd.†	111,453	23,104
Zomato, Ltd.†	21,117	21,605
		13,069,713
Indonesia — 1.7%
Adaro Energy Tbk PT	183,600	29,342
Aneka Tambang Tbk	102,700	13,519
Astra International Tbk PT	260,900	118,512
Bank Central Asia Tbk PT	773,600	468,110
Bank Mandiri Persero Tbk PT	502,000	190,580
Bank Negara Indonesia Persero Tbk PT	90,600	53,321
Bank Rakyat Indonesia Persero Tbk PT	912,200	341,773
Barito Pacific Tbk PT	306,794	15,767
Charoen Pokphand Indonesia Tbk PT†	92,900	31,881
Indah Kiat Pulp & Paper Corp. PT	36,200	21,965
Indofood CBP Sukses Makmur Tbk PT	20,800	15,448
Indofood Sukses Makmur Tbk PT	47,000	22,830
Kalbe Farma Tbk PT	224,100	28,458
Merdeka Copper Gold Tbk PT†	155,600	36,217
Sarana Menara Nusantara Tbk PT	189,300	12,741

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Semen Indonesia Persero Tbk PT	34,700	$ 16,050
Sumber Alfaria Trijaya Tbk PT†	203,900	36,507
Telkom Indonesia Persero Tbk PT	646,400	159,457
Unilever Indonesia Tbk PT	91,400	23,335
United Tractors Tbk PT	23,600	43,076
		1,678,889
Kuwait — 0.8%
Agility Public Warehousing Co. KSCP†	19,532	40,056
Boubyan Bank KSCP	15,537	31,357
Gulf Bank KSCP	22,838	19,626
Kuwait Finance House KSCP	109,018	279,998
Mabanee Co. KPSC	13,330	38,315
Mobile Telecommunications Co. KSCP	29,805	50,548
National Bank of Kuwait SAKP	103,640	324,550
		784,450
Luxembourg — 0.1%
Allegro.eu SA*†	5,091	44,890
Reinet Investments SCA	1,465	35,491
		80,381
Malaysia — 1.2%
AMMB Holdings Bhd	15,800	13,526
Axiata Group Bhd	30,600	18,120
CELCOMDIGI Bhd	32,000	31,368
CIMB Group Holdings Bhd	84,200	103,639
Dialog Group Bhd	47,800	24,382
Gamuda Bhd	26,600	25,367
Genting Bhd	23,000	21,985
Genting Malaysia Bhd	28,800	16,607
Hong Leong Bank Bhd	8,500	36,911
Hong Leong Financial Group Bhd	3,600	14,611
IHH Healthcare Bhd	22,700	29,955
Inari Amertron Bhd	40,600	27,193
IOI Corp. Bhd	27,900	25,802
Kuala Lumpur Kepong Bhd	4,800	24,825
Malayan Banking Bhd	64,500	129,029
Maxis Bhd	24,800	22,220
MISC Bhd	15,100	24,078
Nestle Malaysia Bhd	1,100	32,666
Petronas Chemicals Group Bhd	30,400	46,857
Petronas Dagangan Bhd	3,700	18,841
Petronas Gas Bhd	9,400	35,607
PPB Group Bhd	8,200	30,370
Press Metal Aluminium Holdings Bhd	48,700	54,435
Public Bank Bhd	199,600	184,593
QL Resources Bhd	11,600	14,098
RHB Bank Bhd	19,700	24,860
Sime Darby Bhd	26,300	12,715
Sime Darby Plantation Bhd	23,000	23,209
Telekom Malaysia Bhd	11,600	13,095
Tenaga Nasional Bhd	35,400	75,369
Top Glove Corp. Bhd†	68,500	13,977
		1,170,310
Mexico — 2.6%
Alfa SAB de CV	38,800	23,889
America Movil SAB de CV	387,400	406,255
Arca Continental SAB de CV	4,600	46,154
Banco del Bajio SA*	9,800	29,725
Cemex SAB de CV CPO†	206,400	157,281
Security Description	Shares or Principal Amount	Value

Mexico (continued)
Coca-Cola Femsa SAB de CV	7,385	$ 62,224
Controladora AXTEL SAB DE CV†	38,800	447
Fibra Uno Administracion SA de CV	37,300	56,067
Fomento Economico Mexicano SAB de CV	26,100	295,712
Gruma SAB de CV, Class B	2,775	49,567
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	91,328
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,495	70,787
Grupo Bimbo SAB de CV, Class A	21,400	111,224
Grupo Carso SAB de CV, Class A1	4,600	36,588
Grupo Financiero Banorte SAB de CV, Class O	35,400	335,671
Grupo Financiero Inbursa SAB de CV, Class O†	27,200	66,242
Grupo Mexico SAB de CV, Class B	42,700	222,132
Grupo Televisa SAB CPO	30,800	32,630
Industrias Penoles SAB de CV†	1,630	23,341
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	40,799
Operadora De Sites Mexicanos SAB de CV	14,700	14,906
Orbia Advance Corp SAB de CV	12,000	27,253
Promotora y Operadora de Infraestructura SAB de CV	2,130	22,156
Wal-Mart de Mexico SAB de CV	70,300	292,829
		2,515,207
Netherlands — 0.1%
NEPI Rockcastle NV	5,148	30,844
Pepco Group NV†	2,620	22,592
X5 Retail Group NV GDR†(1)(2)	1,555	0
Yandex NV, Class A†(1)(2)	4,192	0
		53,436
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,325	17,949
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	21,390	20,952
ACEN Corp.†	11,265	1,071
Ayala Corp.	3,755	42,045
Ayala Land, Inc.	108,400	54,077
Bank of the Philippine Islands	25,015	52,148
BDO Unibank, Inc.	29,640	78,302
International Container Terminal Services, Inc.	11,660	46,067
JG Summit Holdings, Inc.	39,165	30,697
Jollibee Foods Corp.	4,780	22,192
Manila Electric Co.	2,750	17,824
Metropolitan Bank & Trust Co.	18,723	20,453
Monde Nissin Corp.*	57,400	8,559
PLDT, Inc.	1,155	27,548
SM Investments Corp.	3,160	52,470
SM Prime Holdings, Inc.	164,300	99,911
Universal Robina Corp.	10,620	23,705
		598,021
Poland — 0.7%
Bank Polska Kasa Opieki SA	2,138	63,142
CD Projekt SA	878	35,805
Dino Polska SA*†	661	73,647

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
KGHM Polska Miedz SA	1,972	$ 61,070
LPP SA	16	55,122
PGE Polska Grupa Energetyczna SA†	10,070	21,424
Polski Koncern Naftowy Orlen SA	8,645	154,290
Powszechna Kasa Oszczednosci Bank Polski SA	11,583	117,575
Powszechny Zaklad Ubezpieczen SA	7,578	76,676
Santander Bank Polska SA†	376	37,303
		696,054
Qatar — 0.8%
Barwa Real Estate Co.	34,884	26,930
Commercial Bank PSQC	42,642	73,218
Industries Qatar QSC	19,992	73,212
Masraf Al Rayan QSC	71,297	49,164
Mesaieed Petrochemical Holding Co.	45,719	24,492
Ooredoo Q.P.S.C.	6,504	20,423
Qatar Electricity & Water Co. QSC	4,301	21,446
Qatar Fuel QSC	6,324	29,188
Qatar Gas Transport Co., Ltd.	36,420	42,173
Qatar International Islamic Bank QSC	13,451	38,357
Qatar Islamic Bank SAQ	22,644	131,572
Qatar National Bank Q.P.S.C.	63,926	298,204
		828,379
Russia — 0.0%
Gazprom PJSC ADR(1)(2)	158,896	0
Lukoil PJSC ADR†(1)(2)	5,515	0
Magnit PJSC GDR†(1)(2)	4,625	0
MMC Norilsk Nickel PJSC ADR(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR(1)(2)	5,342	0
Novatek PJSC GDR(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR(1)(2)	1,814	0
Phosagro PJSC(1)(2)	13	0
Phosagro PJSC GDR(1)(2)	1,927	0
Polyus PJSC GDR(1)(2)	852	0
Rosneft PJSC GDR(1)(2)	16,114	0
Severstal PAO GDR(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR(1)(2)	2,926	0
		0
Saudi Arabia — 3.8%
ACWA Power Co.	1,146	56,329
Advanced Petrochemical Co.	1,578	19,138
Al Rajhi Bank	26,585	528,639
Alinma Bank	13,115	129,346
Almarai Co. JSC	3,390	62,259
Arab National Bank	7,328	52,055
Arabian Internet & Communications Services Co.	329	32,009
Bank AlBilad	6,412	74,775
Bank Al-Jazira	5,363	26,275
Banque Saudi Fransi	7,816	88,752
Bupa Arabia for Cooperative Insurance Co.	961	44,213
Dallah Healthcare Co.	428	20,125
Dar Al Arkan Real Estate Development Co.†	9,752	43,982
Dr. Sulaiman Al Habib Medical Services Group Co.	1,203	92,672
Elm Co.	315	57,112
Security Description	Shares or Principal Amount	Value

Saudi Arabia (continued)
Etihad Etisalat Co.	5,135	$ 64,126
Jarir Marketing Co.	6,400	26,442
Mobile Telecommunications Co. Saudi Arabia	5,798	20,740
Mouwasat Medical Services Co.	491	32,850
Nahdi Medical Co.	517	23,951
Rabigh Refining & Petrochemical Co.†	2,559	7,094
Riyad Bank	18,467	156,533
SABIC Agri-Nutrients Co.	3,006	115,541
Sahara International Petrochemical Co.	4,799	48,353
Saudi Arabian Mining Co.†	18,175	215,100
Saudi Arabian Oil Co.*	36,115	311,901
Saudi Basic Industries Corp.	12,362	282,392
Saudi British Bank	12,910	131,110
Saudi Electricity Co.	11,038	66,023
Saudi Industrial Investment Group	4,949	32,953
Saudi Investment Bank	6,604	31,510
Saudi Kayan Petrochemical Co.†	10,442	34,124
Saudi National Bank	41,603	427,497
Saudi Research & Media Group†	462	23,053
Saudi Tadawul Group Holding Co.	458	24,587
Saudi Telecom Co.	20,242	228,772
Savola Group	3,609	40,692
Yanbu National Petrochemical Co.	3,335	40,714
		3,713,739
Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	20,900
South Africa — 3.2%
Absa Group, Ltd.	12,013	127,259
African Rainbow Minerals, Ltd.	1,413	15,861
Anglo American Platinum, Ltd.	710	35,350
AngloGold Ashanti, Ltd.	5,570	122,900
Aspen Pharmacare Holdings, Ltd.	4,858	52,098
Bid Corp., Ltd.	4,316	102,230
Bidvest Group, Ltd.	3,426	53,161
Capitec Bank Holdings, Ltd.	1,207	121,040
Clicks Group, Ltd.	3,106	48,720
Discovery, Ltd.†	6,646	58,713
Exxaro Resources, Ltd.	3,710	33,611
FirstRand, Ltd.	72,051	293,260
Foschini Group, Ltd.	4,145	25,122
Gold Fields, Ltd.	11,884	182,681
Growthpoint Properties, Ltd.	38,120	27,007
Harmony Gold Mining Co., Ltd.	6,594	28,373
Impala Platinum Holdings, Ltd.	10,887	78,531
Kumba Iron Ore, Ltd.	844	23,059
Mr. Price Group, Ltd.	3,088	27,187
MTN Group, Ltd.	22,749	178,150
MultiChoice Group, Ltd.	5,919	29,294
Naspers, Ltd., Class N	2,936	576,916
Nedbank Group, Ltd.	5,570	73,192
Northam Platinum Holdings, Ltd.†	4,333	36,610
Old Mutual, Ltd.	61,491	44,733
OUTsurance Group, Ltd.	11,213	24,246
Pepkor Holdings, Ltd.*	16,088	15,635
Remgro, Ltd.	5,915	53,178
Sanlam, Ltd.	23,915	87,951
Sasol, Ltd.	7,454	103,567
Shoprite Holdings, Ltd.	6,487	93,730
Sibanye Stillwater, Ltd.	35,477	67,091
Standard Bank Group, Ltd.	17,725	189,305

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Vodacom Group, Ltd.	8,572	$ 56,545
Woolworths Holdings, Ltd.	11,889	53,183
		3,139,489
South Korea — 11.7%
Amorepacific Corp.	423	37,400
BGF retail Co., Ltd.	92	12,097
Celltrion Healthcare Co., Ltd.	1,021	52,706
Celltrion Pharm, Inc.†	238	16,562
Celltrion, Inc.	1,417	162,972
CJ CheilJedang Corp.	113	24,822
Coway Co, Ltd.	543	17,466
DB Insurance Co., Ltd.	563	33,348
Doosan Bobcat, Inc.	500	22,947
Doosan Enerbility Co., Ltd.†	4,704	64,545
Ecopro BM Co., Ltd.	600	197,231
E-MART, Inc.	247	14,669
F&F Co., Ltd.	223	18,107
GS Holdings Corp.	649	19,195
Hana Financial Group, Inc.	4,136	127,521
Hankook Tire & Technology Co., Ltd.	947	28,752
Hanmi Pharm Co., Ltd.	78	16,308
Hanon Systems	2,390	15,994
Hanwha Galleria Co., Ltd.†	1,705	1,760
Hanwha Solutions Corp.†	1,512	44,898
HD Hyundai Co., Ltd.	510	24,647
HLB, Inc.†	1,186	30,565
HMM Co., Ltd.	3,345	45,898
Hotel Shilla Co., Ltd.	288	17,014
HYBE Co., Ltd.†	166	34,186
Hyundai Engineering & Construction Co., Ltd.	947	27,786
Hyundai Glovis Co., Ltd.	239	32,682
Hyundai Heavy Industries Co., Ltd.†	234	25,646
Hyundai Mipo Dockyard Co., Ltd.†	311	22,789
Hyundai Mobis Co., Ltd.	913	166,892
Hyundai Motor Co.	1,861	286,162
Hyundai Motor Co. (2nd Preference Shares)	341	29,000
Hyundai Motor Co. (Preference Shares)	195	16,400
Hyundai Steel Co.	1,079	30,601
Industrial Bank of Korea	2,725	22,212
Kakao Corp.	4,181	168,270
Kakao Games Corp.†	409	10,107
KakaoBank Corp.	1,267	25,844
Kakaopay Corp.†	374	14,729
Kangwon Land, Inc.	1,186	14,515
KB Financial Group, Inc.	5,445	217,860
Kia Corp.	3,625	235,192
Korea Aerospace Industries, Ltd.	1,110	42,845
Korea Electric Power Corp.†	3,329	50,171
Korea Investment Holdings Co., Ltd.	528	20,235
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	44,787
Korea Zinc Co., Ltd.	116	44,957
Korean Air Lines Co., Ltd.	2,137	41,243
Krafton, Inc.†	297	40,030
KT&G Corp.	1,562	101,221
Kumho Petrochemical Co., Ltd.	246	23,179
L&F Co., Ltd.	302	61,009
LG Chem, Ltd.	698	354,846
LG Chem, Ltd. (Preference Shares)	87	26,790
Security Description	Shares or Principal Amount	Value

South Korea (continued)
LG Corp.	1,184	$ 77,562
LG Display Co., Ltd.†	3,126	33,083
LG Electronics, Inc.	1,484	126,204
LG Energy Solution, Ltd.†	475	208,685
LG H&H Co., Ltd.	134	44,994
LG Innotek Co., Ltd.	178	36,867
LG Uplus Corp.	1,876	14,732
Lotte Chemical Corp.	224	26,466
Lotte Energy Materials Corp.	315	13,543
Meritz Financial Group, Inc.	1,285	49,599
Mirae Asset Daewoo Co., Ltd.	3,672	19,964
NAVER Corp.	1,861	331,422
NCSoft Corp.	226	49,024
Netmarble Corp.*†	264	10,190
Orion Corp.	289	25,734
Pan Ocean Co., Ltd.	3,044	11,415
PearlAbyss Corp.†	340	14,937
POSCO Future M Co., Ltd.	366	151,322
POSCO Holdings, Inc.	962	484,528
Samsung Biologics Co, Ltd.*†	224	134,613
Samsung C&T Corp.	1,149	93,117
Samsung Electro-Mechanics Co., Ltd.	768	87,606
Samsung Electronics Co., Ltd.	64,832	3,550,209
Samsung Electronics Co., Ltd. (Preference Shares)	11,559	520,525
Samsung Engineering Co., Ltd.†	1,634	47,431
Samsung Fire & Marine Insurance Co., Ltd.	403	77,144
Samsung Heavy Industries Co., Ltd.†	8,827	62,533
Samsung Life Insurance Co., Ltd.	978	53,555
Samsung SDI Co., Ltd.	769	401,196
Samsung SDS Co., Ltd.	443	44,590
Samsung Securities Co. Ltd.	706	19,884
Shinhan Financial Group Co., Ltd.	6,578	180,880
SK Biopharmaceuticals Co., Ltd.†	193	12,325
SK Bioscience Co., Ltd.†	260	14,952
SK Hynix, Inc.	7,725	747,864
SK IE Technology Co., Ltd.*†	193	16,247
SK Innovation Co., Ltd.†	807	136,753
SK Square Co., Ltd.†	1,308	45,562
SK, Inc.	560	67,131
SKC Co., Ltd.	252	19,612
S-Oil Corp.	578	33,964
Woori Financial Group, Inc.	7,094	64,837
Yuhan Corp.	721	41,292
		11,483,703
Taiwan — 13.8%
Accton Technology Corp.	7,000	85,087
Acer, Inc.	56,000	62,368
Advantech Co., Ltd.	7,148	89,047
ASE Technology Holding Co., Ltd.	44,000	160,311
Asia Cement Corp.	22,000	28,212
Asustek Computer, Inc.	11,000	127,408
AUO Corp.	91,200	60,072
Catcher Technology Co., Ltd.	10,000	55,208
Cathay Financial Holding Co., Ltd.	113,000	164,503
Chang Hwa Commercial Bank, Ltd.	46,626	27,967
Cheng Shin Rubber Industry Co., Ltd.	16,000	19,576
China Airlines, Ltd.	38,000	30,169
China Development Financial Holding Corp.†	201,451	80,448
China Steel Corp.	156,000	138,743

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chunghwa Telecom Co., Ltd.	49,000	$ 180,867
Compal Electronics, Inc.	66,000	63,949
CTBC Financial Holding Co., Ltd.†	246,000	205,479
Delta Electronics, Inc.	27,000	314,018
E Ink Holdings, Inc.†	12,000	85,915
E.Sun Financial Holding Co., Ltd.	170,629	140,352
Eclat Textile Co., Ltd.	2,000	34,493
eMemory Technology, Inc.	1,000	59,027
Eva Airways Corp.	35,000	40,929
Evergreen Marine Corp Taiwan, Ltd.	13,000	43,021
Far Eastern New Century Corp.	27,000	25,517
Far EasTone Telecommunications Co., Ltd.	20,000	45,185
Feng TAY Enterprise Co., Ltd.	5,280	35,618
First Financial Holding Co., Ltd.	141,812	131,088
Formosa Chemicals & Fibre Corp.	43,000	89,485
Formosa Petrochemical Corp.	16,000	40,832
Formosa Plastics Corp.	56,000	148,257
Fubon Financial Holding Co., Ltd.	101,640	211,841
Giant Manufacturing Co., Ltd.	4,000	29,529
Globalwafers Co., Ltd.	3,000	49,067
Hon Hai Precision Industry Co., Ltd.	175,200	604,878
Hotai Motor Co., Ltd.	4,000	96,479
Hua Nan Financial Holdings Co., Ltd.†	112,833	79,886
Innolux Corp.†	100,455	53,222
Inventec Corp.	37,000	74,997
Largan Precision Co., Ltd.	1,000	69,209
Lite-On Technology Corp.	29,000	138,880
MediaTek, Inc.	21,000	461,076
Mega Financial Holding Co., Ltd.†	153,375	196,438
Micro-Star International Co., Ltd.	12,000	74,269
momo.com, Inc.	1,200	22,872
Nan Ya Plastics Corp.	65,000	144,782
Nan Ya Printed Circuit Board Corp.	3,000	23,674
Nanya Technology Corp.	16,000	36,810
Nien Made Enterprise Co., Ltd.	2,000	20,683
Novatek Microelectronics Corp.	8,000	107,934
Pegatron Corp.	30,000	72,932
PharmaEssentia Corp.†	3,000	32,743
Pou Chen Corp.	21,000	20,882
Powerchip Semiconductor Manufacturing Corp.	38,000	36,215
President Chain Store Corp.	6,000	53,267
Quanta Computer, Inc.	39,000	295,976
Realtek Semiconductor Corp.	6,000	82,192
Ruentex Development Co., Ltd.	19,950	22,599
Shanghai Commercial & Savings Bank, Ltd.	49,000	68,683
Shin Kong Financial Holding Co., Ltd.†	120,598	36,955
SinoPac Financial Holdings Co., Ltd.†	133,178	79,034
Synnex Technology International Corp.	15,000	28,256
Taishin Financial Holding Co., Ltd.	145,196	84,318
Taiwan Business Bank	72,000	32,991
Taiwan Cement Corp.	78,512	93,186
Taiwan Cooperative Financial Holding Co., Ltd.	132,311	123,779
Taiwan High Speed Rail Corp.	21,000	20,147
Taiwan Mobile Co., Ltd.	21,000	63,081
Taiwan Semiconductor Manufacturing Co., Ltd.	334,000	6,004,805
Unimicron Technology Corp.	17,000	99,804
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Uni-President Enterprises Corp.	62,000	$ 148,556
United Microelectronics Corp.	163,000	243,775
Vanguard International Semiconductor Corp.	13,000	31,976
Voltronic Power Technology Corp.	1,000	55,686
Walsin Lihwa Corp.	35,000	44,548
Wan Hai Lines, Ltd.	9,200	14,754
Win Semiconductors Corp.	5,000	26,093
Winbond Electronics Corp.†	40,000	37,357
Wiwynn Corp.	1,000	56,640
WPG Holdings, Ltd.	15,000	24,056
Yageo Corp.	4,775	69,817
Yang Ming Marine Transport Corp.	20,000	29,593
Yuanta Financial Holding Co., Ltd.	118,079	91,678
		13,536,051
Thailand — 1.7%
Advanced Info Service PCL NVDR	15,700	103,661
Airports of Thailand PCL NVDR†	57,200	119,484
Asset World Corp. PCL	108,300	14,175
B Grimm Power PCL	8,400	9,510
Bangkok Dusit Medical Services PCL NVDR	126,400	106,168
Bangkok Expressway & Metro PCL	106,300	28,261
Banpu PCL	113,900	32,444
Berli Jucker PCL	17,600	17,997
BTS Group Holdings PCL NVDR	107,600	25,463
Bumrungrad Hospital PCL	4,600	29,028
Central Pattana PCL NVDR	31,200	61,983
Central Retail Corp. PCL NVDR	20,508	24,715
Charoen Pokphand Foods PCL NVDR	51,700	30,662
CP ALL PCL NVDR	76,500	141,920
Delta Electronics Thai PCL NVDR	42,000	138,655
Energy Absolute PCL NVDR	22,100	40,031
Global Power Synergy PCL	8,100	13,666
Gulf Energy Development PCL NVDR	40,900	59,446
Home Product Center PCL NVDR	84,300	34,972
Indorama Ventures PCL NVDR	24,900	24,916
Intouch Holdings PCL NVDR†	15,000	33,744
Kasikornbank PCL	8,400	30,921
Krung Thai Bank PCL	46,300	27,730
Land & Houses PCL NVDR	102,700	25,503
Minor International PCL NVDR	35,300	34,033
PTT Exploration & Production PCL NVDR	18,100	84,343
PTT Global Chemical PCL NVDR	28,700	33,120
PTT Oil & Retail Business PCL	37,000	23,133
PTT PCL NVDR	133,900	136,917
SCB X PCL	11,600	38,126
SCG Packaging PCL	16,300	19,286
Siam Cement PCL NVDR	10,600	100,646
Srisawad Corp. PCL	8,000	11,043
Thai Oil PCL NVDR	15,100	22,609
True Corp. Public Co., Ltd.	88,527	18,751
		1,697,062
Turkey — 0.6%
Akbank Turk AS	36,733	38,093
Aselsan Elektronik Sanayi Ve Ticaret AS	9,732	26,946
BIM Birlesik Magazalar AS	5,965	47,844
Eregli Demir ve Celik Fabrikalari TAS†	17,018	26,339
Ford Otomotiv Sanayi AS	887	31,262
Haci Omer Sabanci Holding AS	12,699	27,149

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Hektas Ticaret TAS†		14,396	$ 16,361
KOC Holding AS		9,241	46,303
Koza Altin Isletmeleri AS		12,969	13,478
Pegasus Hava Tasimaciligi AS†		590	18,451
Sasa Polyester Sanayi AS†		13,355	30,212
Tupras Turkiye Petrol Rafinerileri AS		11,200	42,983
Turk Hava Yollari AO†		7,380	64,178
Turkcell Iletisim Hizmetleri AS		15,252	29,267
Turkiye Is Bankasi AS		42,388	23,772
Turkiye Sise ve Cam Fabrikalari AS		17,135	33,961
Yapi ve Kredi Bankasi AS		36,655	19,360
			535,959
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC		40,845	97,639
Abu Dhabi Islamic Bank PJSC		21,048	64,412
Abu Dhabi National Oil Co. for Distribution PJSC		41,790	44,374
Aldar Properties PJSC		55,751	78,476
Dubai Islamic Bank PJSC		40,479	63,371
Emaar Properties PJSC		89,527	164,775
Emirates NBD Bank PJSC		26,576	123,007
Emirates Telecommunications Group Co. PJSC		49,131	299,636
First Abu Dhabi Bank PJSC		63,150	251,713
Multiply Group PJSC†		43,101	37,904
Q Holding PJSC†		24,460	16,582
			1,241,889
United States — 0.5%
Southern Copper Corp.		1,232	107,726
Yum China Holdings, Inc.		5,935	362,154
			469,880
Total Common Stocks (cost $86,476,167)			87,299,596
CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd.
5.50%, 06/03/2024 (cost $566)	INR	41,180	492
UNAFFILIATED INVESTMENT COMPANIES — 5.2%
United States — 5.2%
iShares MSCI China A ETF		127,699	3,971,439
iShares MSCI Emerging Markets ETF		27,864	1,168,895
Total Unaffiliated Investment Companies (cost $5,775,583)			5,140,334
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No 8 PCL Expires 11/20/2026†		21,520	100
BTS Group Holdings PCL Expires 11/07/2024†		10,760	60
Security Description	Shares or Principal Amount	Value

Thailand (continued)
Minor International PCL Expires 02/15/2024†	1,103	$ 96
Srisawad Corp. PCL Expires 08/29/2025†	320	27
Total Warrants (cost $0)		283
Total Long-Term Investment Securities (cost $92,252,316)		92,440,705
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
4.45%, 11/30/2023(3) (cost $393,984)	$ 400,000	393,984
TOTAL INVESTMENTS (cost $92,646,300)(4)	94.6%	92,834,689
Other assets less liabilities	5.4	5,317,132
NET ASSETS	100.0%	$98,151,821
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $4,280,597 representing 4.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	01/28/2021	27,678	$79,635
	05/04/2018	85,356	194,454
	05/30/2018	45,862	106,108
		158,896	380,197	$ 0	$0.00	0.0%
Jio Financial Services, Ltd.	07/20/2023	41,193	108,175	126,636	3.07	0.1

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Lukoil PJSC ADR
	05/30/2018	1,724	$115,966
	05/04/2018	3,791	246,225
		5,515	362,191	$ 0	$0.00	0.0%
Magnit PJSC GDR
	05/04/2018	2,346	44,142
	05/30/2018	1,119	22,180
	07/28/2020	1,160	18,127
		4,625	84,449	0	0.00	0.0
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.0
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	16,186
	05/03/2018	2,565	26,258
	01/09/2020	1,147	12,003
		5,342	54,447	0	0.00	0.0
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.0
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	54,499	0	0.00	0.0
Ozon Holdings PLC ADR		701	34,889	0	0.00	0.0
Phosagro PJSC
	05/04/2018	8	110
	05/30/2018	1	4
	07/28/2020	4	53
		13	167	0	0.00	0.0
Phosagro PJSC GDR
	05/30/2018	44	593
	05/04/2018	1,191	17,007
	07/28/2020	692	8,305
		1,927	25,905	0	0.00	0.0
Polyus PJSC GDR	09/30/2021	852	68,456	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Rosneft PJSC GDR
	05/04/2018	9,570	$58,608
	05/30/2018	6,544	39,785
		16,114	98,393	$ 0	$0.00	0.0%
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.0
Surgutneftegas PJSC ADR
	05/04/2018	6,836	31,487
	05/30/2018	3,705	16,724
		10,541	48,211	0	0.00	0.0
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.0
VK Co., Ltd.	09/30/2021	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.0
Yandex NV, Class A	01/27/2021	4,192	270,131	0	0.00	0.0
				$126,636		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
GDS—Global Depositary Share
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company
INR—Indian Rupee

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
108	Long	MSCI Emerging Markets Index	September 2023	$5,493,561	$5,693,220	$199,659
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
British Virgin Islands	$ —	$ —	$ 0	$ 0
Cyprus	—	—	0	0
India	12,943,077	—	126,636	13,069,713
Netherlands	53,436	—	0	53,436
Russia	—	—	0	0
Other Countries	74,176,447	—	—	74,176,447
Unaffiliated Investment Companies	5,140,334	—	—	5,140,334
Warrants	283	—	—	283
Corporate Bonds & Notes	—	492	—	492
Short-Term Investments	—	393,984	—	393,984
Total Investments at Value	$92,313,577	$394,476	$126,636	$92,834,689
Other Financial Instruments:†
Futures Contracts	$ 199,659	$ —	$ —	$ 199,659
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Banks	17.4%
Electric	5.6
Pharmaceuticals	5.6
Media	5.0
Telecommunications	4.3
Beverages	3.4
Oil & Gas	3.4
Pipelines	3.4
Software	3.2
Electronics	3.0
REITS	3.0
Diversified Financial Services	2.6
Transportation	2.6
Healthcare-Products	2.5
Commercial Services	2.4
Computers	2.3
Semiconductors	2.1
Internet	2.1
Food	2.0
Retail	1.9
Healthcare-Services	1.8
Insurance	1.8
Auto Manufacturers	1.5
U.S. Government & Agency Obligations	1.5
Aerospace/Defense	1.2
Biotechnology	1.1
Building Materials	0.9
Miscellaneous Manufacturing	0.9
Entertainment	0.7
Agriculture	0.6
Gas	0.5
Machinery-Diversified	0.5
Metal Fabricate/Hardware	0.5
Chemicals	0.5
Mining	0.4
Packaging & Containers	0.4
Advertising	0.3
Auto Parts & Equipment	0.3
Machinery-Construction & Mining	0.3
Shipbuilding	0.2
Oil & Gas Services	0.1
Office/Business Equipment	0.1
Distribution/Wholesale	0.1
Electrical Components & Equipment	0.1
Lodging	0.1
94.2%
Credit Quality†#
Aaa	4.2%
Aa	2.4
A	38.6
Baa	44.5
Ba	4.0
B	3.4
Caa	2.1
Ca	0.1
Not Rated@	0.7
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 92.7%
Advertising — 0.3%
CMG Media Corp.
8.88%, 12/15/2027*	$ 675,000	$ 526,878
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	3,440,000	2,490,646
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/2030*	150,000	125,490
5.00%, 08/15/2027*	175,000	161,765
Stagwell Global LLC
5.63%, 08/15/2029*	875,000	744,507
		4,049,286
Aerospace/Defense — 1.2%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,926,733
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,708,066
3.95%, 08/01/2059	2,670,000	1,968,333
5.81%, 05/01/2050	2,570,000	2,584,869
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	6,037,341
TransDigm UK Holdings PLC
6.88%, 05/15/2026	675,000	671,685
TransDigm, Inc.
5.50%, 11/15/2027	150,000	142,172
6.25%, 03/15/2026*	300,000	298,385
6.75%, 08/15/2028*	100,000	100,298
7.50%, 03/15/2027	375,000	374,850
		15,812,732
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	3,965,812
4.54%, 08/15/2047	5,625,000	4,184,657
		8,150,469
Apparel — 0.0%
Kontoor Brands, Inc.
4.13%, 11/15/2029*	275,000	235,125
William Carter Co.
5.63%, 03/15/2027*	200,000	194,979
		430,104
Auto Manufacturers — 1.5%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,726,247
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	400,000	373,991
4.00%, 11/13/2030	750,000	644,282
4.06%, 11/01/2024	200,000	194,072
4.13%, 08/17/2027	575,000	526,159
4.39%, 01/08/2026	200,000	190,061
5.11%, 05/03/2029	200,000	186,754
5.13%, 06/16/2025	575,000	559,849
General Motors Co.
4.00%, 04/01/2025	1,555,000	1,515,724
5.20%, 04/01/2045	3,750,000	3,229,669
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,251,095
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	$ 3,000,000	$ 2,635,403
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,304,934
		20,338,240
Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	450,000	432,044
7.00%, 04/15/2028*	50,000	50,360
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	150,000	150,669
8.50%, 05/15/2027*	975,000	987,175
Dana, Inc.
5.38%, 11/15/2027	200,000	191,521
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	500,000	428,674
IHO Verwaltungs GmbH
6.00%, 05/15/2027*(1)	225,000	213,130
6.38%, 05/15/2029*(1)	700,000	650,667
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/2029*	450,000	363,011
ZF North America Capital, Inc.
6.88%, 04/14/2028*	150,000	152,346
7.13%, 04/14/2030*	150,000	154,512
		3,774,109
Banks — 17.4%
Associated Banc-Corp
4.25%, 01/15/2025	2,710,000	2,574,795
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	1,954,134
2.69%, 04/22/2032	5,600,000	4,638,399
2.88%, 10/22/2030	4,000,000	3,462,307
2.97%, 02/04/2033	3,600,000	3,007,341
3.71%, 04/24/2028	2,975,000	2,790,887
3.82%, 01/20/2028	3,170,000	2,995,076
3.95%, 04/21/2025	1,000,000	968,366
4.00%, 04/01/2024 to 01/22/2025	6,850,000	6,722,589
4.18%, 11/25/2027	2,760,000	2,632,825
4.38%, 04/27/2028	6,360,000	6,124,293
4.57%, 04/27/2033	3,150,000	2,961,315
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,049,751
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,593,414
2.98%, 11/05/2030	1,390,000	1,204,634
3.06%, 01/25/2033	3,010,000	2,513,180
3.35%, 04/24/2025	2,085,000	2,043,954
3.40%, 05/01/2026	3,340,000	3,176,667
3.52%, 10/27/2028	6,250,000	5,799,632
4.13%, 07/25/2028	1,340,000	1,261,260
4.30%, 11/20/2026	3,100,000	2,977,455
4.91%, 05/24/2033	3,880,000	3,752,060
5.50%, 09/13/2025	2,500,000	2,486,608
Comerica, Inc.
3.80%, 07/22/2026	2,330,000	2,161,413
Fifth Third Bancorp
2.38%, 01/28/2025	1,765,000	1,673,600
4.30%, 01/16/2024	3,485,000	3,456,345

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Goldman Sachs Capital I
6.35%, 02/15/2034	$ 2,500,000	$ 2,522,524
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	5,000,000	3,995,252
2.62%, 04/22/2032	5,700,000	4,675,415
3.10%, 02/24/2033	4,225,000	3,560,166
3.81%, 04/23/2029	3,800,000	3,536,794
4.22%, 05/01/2029	3,125,000	2,963,506
4.39%, 06/15/2027	9,825,000	9,561,393
5.15%, 05/22/2045	3,000,000	2,820,591
Huntington National Bank
4.55%, 05/17/2028	3,150,000	2,991,830
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	4,727,982
2.95%, 02/24/2028	2,310,000	2,127,754
2.96%, 01/25/2033	3,500,000	2,953,366
3.88%, 09/10/2024	10,500,000	10,301,417
4.32%, 04/26/2028	6,500,000	6,297,279
4.57%, 06/14/2030	8,570,000	8,245,331
5.35%, 06/01/2034	4,630,000	4,663,307
8.00%, 04/29/2027	460,000	507,868
Morgan Stanley
1.59%, 05/04/2027	4,115,000	3,691,834
1.93%, 04/28/2032	5,000,000	3,911,002
2.94%, 01/21/2033	4,985,000	4,148,796
3.77%, 01/24/2029	2,000,000	1,871,743
3.95%, 04/23/2027	8,250,000	7,850,258
4.21%, 04/20/2028	6,500,000	6,244,650
4.46%, 04/22/2039	3,125,000	2,814,038
5.00%, 11/24/2025	2,000,000	1,975,752
PNC Bank NA
3.88%, 04/10/2025	3,110,000	2,993,381
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,303,788
State Street Corp.
4.42%, 05/13/2033	3,150,000	2,973,062
Truist Bank
3.80%, 10/30/2026	3,000,000	2,770,332
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,647,825
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	4,922,660
3.53%, 03/24/2028	5,600,000	5,234,950
3.91%, 04/25/2026	6,110,000	5,913,458
4.30%, 07/22/2027	4,800,000	4,620,484
4.90%, 11/17/2045	2,330,000	2,048,276
		235,370,364
Beverages — 3.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	6,050,000	5,854,268
4.90%, 02/01/2046	3,270,000	3,099,135
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,669,236
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,235,996
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	9,210,645
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	$ 2,250,000	$ 1,998,122
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,259,633
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	300,570
4.35%, 05/09/2027	3,150,000	3,077,570
4.65%, 11/15/2028	5,335,000	5,244,940
5.25%, 11/15/2048	2,250,000	2,138,624
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	2,000,000	1,964,474
4.99%, 05/25/2038	1,340,000	1,251,596
PepsiCo, Inc.
1.95%, 10/21/2031	5,000,000	4,115,487
		46,420,296
Biotechnology — 1.1%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,595,477
5.25%, 03/02/2033	3,680,000	3,672,747
5.65%, 03/02/2053	3,630,000	3,640,951
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	947,595
2.80%, 09/15/2050	3,920,000	2,492,547
		15,349,317
Building Materials — 0.9%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	200,000	195,057
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,629,644
2.72%, 02/15/2030	1,265,000	1,091,331
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	475,000	391,979
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030*	500,000	496,875
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	2,948,267
3.00%, 11/15/2023	3,365,000	3,332,533
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	175,000	147,875
Standard Industries, Inc.
5.00%, 02/15/2027*	800,000	766,171
		11,999,732
Chemicals — 0.5%
Axalta Coating Systems LLC
3.38%, 02/15/2029*	350,000	299,542
Element Solutions, Inc.
3.88%, 09/01/2028*	400,000	353,506
H.B. Fuller Co.
4.25%, 10/15/2028	225,000	200,436
Herens Holdco SARL
4.75%, 05/15/2028*	600,000	456,522
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*	4,050,000	3,646,502
1.83%, 10/15/2027*	635,000	539,134
Olympus Water US Holding Corp.
6.25%, 10/01/2029*	675,000	497,550
9.75%, 11/15/2028*	275,000	266,063

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	$ 225,000	$ 130,500
WR Grace Holdings LLC
5.63%, 08/15/2029*	350,000	295,361
7.38%, 03/01/2031*	50,000	49,794
		6,734,910
Commercial Services — 2.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	700,000	533,977
6.63%, 07/15/2026*	125,000	119,365
9.75%, 07/15/2027*	500,000	458,544
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	2,960,421
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,026,315
4.00%, 05/01/2032	3,375,000	3,193,911
Equifax, Inc.
2.60%, 12/01/2024	1,750,000	1,673,334
3.25%, 06/01/2026	3,425,000	3,200,132
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	648,867
5.63%, 03/15/2042*	4,090,000	4,091,344
Garda World Security Corp.
6.00%, 06/01/2029*	600,000	499,236
7.75%, 02/15/2028*	150,000	149,211
9.50%, 11/01/2027*	522,000	510,962
Global Payments, Inc.
4.45%, 06/01/2028	870,000	824,179
4.80%, 04/01/2026	695,000	682,554
MPH Acquisition Holdings LLC
5.50%, 09/01/2028*	125,000	108,960
5.75%, 11/01/2028*	100,000	76,250
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,268,070
United Rentals North America, Inc.
6.00%, 12/15/2029*	350,000	349,590
Verisk Analytics, Inc.
4.00%, 06/15/2025	250,000	243,685
4.13%, 03/15/2029	160,000	153,957
5.50%, 06/15/2045	3,560,000	3,351,030
ZipRecruiter, Inc.
5.00%, 01/15/2030*	200,000	170,500
		32,294,394
Computers — 2.3%
Apple, Inc.
1.65%, 05/11/2030 to 02/08/2031	14,320,000	11,917,040
2.80%, 02/08/2061	8,615,000	5,767,298
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,508,764
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,073,156
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	779,053
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,477,410
3.63%, 05/15/2025	1,475,000	1,418,085
Security Description	Shares or Principal Amount	Value

Computers (continued)
McAfee Corp.
7.38%, 02/15/2030*	$ 975,000	$ 842,475
NCR Corp.
5.00%, 10/01/2028*	125,000	113,074
5.13%, 04/15/2029*	475,000	424,768
5.75%, 09/01/2027*	150,000	150,938
6.13%, 09/01/2029*	425,000	431,966
Seagate HDD Cayman
8.50%, 07/15/2031*	175,000	182,704
9.63%, 12/01/2032*	331,500	367,015
		30,453,746
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	200,000	189,500
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	300,000	260,497
4.00%, 01/15/2028*	50,000	45,815
BCPE Empire Holdings, Inc.
7.63%, 05/01/2027*	750,000	713,273
H&E Equipment Services, Inc.
3.88%, 12/15/2028*	250,000	219,670
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	50,000	50,625
7.75%, 03/15/2031*	50,000	52,110
		1,341,990
Diversified Finan Serv — 0.0%
Navient Corp.
5.00%, 03/15/2027	50,000	45,248
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
1.75%, 01/30/2026	1,830,000	1,653,282
3.40%, 10/29/2033	2,500,000	1,999,422
4.63%, 10/15/2027	3,150,000	3,007,905
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.88%, 01/16/2024	715,000	710,719
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,456,002
Ally Financial, Inc.
5.75%, 11/20/2025	225,000	218,185
American Express Co.
4.05%, 05/03/2029	4,725,000	4,510,368
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,627,044
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,875,813
Charles Schwab Corp.
3.63%, 04/01/2025	2,650,000	2,567,596
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,384,967
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,463,600
4.85%, 01/15/2027	3,475,000	3,396,865
6.50%, 01/20/2043	1,170,000	1,162,530
Navient Corp.
5.50%, 03/15/2029	325,000	280,979

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
6.75%, 06/25/2025 to 06/15/2026	$ 375,000	$ 368,038
NFP Corp.
6.88%, 08/15/2028*	1,000,000	885,113
7.50%, 10/01/2030*	100,000	97,270
Nuveen Finance LLC
4.13%, 11/01/2024*	1,080,000	1,052,225
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
2.88%, 10/15/2026*	350,000	311,500
3.88%, 03/01/2031*	550,000	452,375
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	300,000	288,416
5.75%, 06/15/2027*	575,000	537,987
		35,308,201
Electric — 5.6%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,140,256
Ameren Corp.
1.95%, 03/15/2027	1,090,000	977,259
3.65%, 02/15/2026	1,480,000	1,412,429
American Electric Power Co., Inc.
2.03%, 03/15/2024	1,400,000	1,366,460
3.20%, 11/13/2027	3,125,000	2,906,168
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,002,694
Calpine Corp.
5.00%, 02/01/2031*	425,000	357,737
5.13%, 03/15/2028*	250,000	226,709
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,128,886
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,191,170
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	485,360
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	5,664,575
EDP Finance BV
3.63%, 07/15/2024*	2,550,000	2,490,483
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,180,198
4.75%, 06/15/2046	1,880,000	1,510,890
Enel Finance International NV
2.25%, 07/12/2031*	5,000,000	3,957,683
4.88%, 06/14/2029*	980,000	938,371
Entergy Louisiana LLC
5.59%, 10/01/2024	125,000	124,830
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,125,294
Exelon Corp.
3.95%, 06/15/2025	1,500,000	1,455,935
4.10%, 03/15/2052	7,980,000	6,378,600
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	2,983,725
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,317,313
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,158,001
Security Description	Shares or Principal Amount	Value

Electric (continued)
4.63%, 07/15/2027	$ 2,010,000	$ 1,974,546
NRG Energy, Inc.
5.75%, 01/15/2028	275,000	261,900
6.63%, 01/15/2027	175,000	173,773
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	797,849
Sempra
3.70%, 04/01/2029	6,100,000	5,613,204
6.00%, 10/15/2039	1,170,000	1,188,683
TransAlta Corp.
7.75%, 11/15/2029	175,000	181,562
Virginia Electric and Power Co.
3.75%, 05/15/2027	3,275,000	3,145,236
Vistra Operations Co. LLC
5.50%, 09/01/2026*	150,000	145,050
5.63%, 02/15/2027*	400,000	386,772
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	2,989,375
		75,338,976
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	520,092
4.75%, 06/15/2028*	100,000	89,823
6.50%, 12/31/2027*	175,000	170,059
WESCO Distribution, Inc.
7.25%, 06/15/2028*	300,000	305,934
		1,085,908
Electronics — 3.0%
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,102,485
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,494,911
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,631,550
Coherent Corp.
5.00%, 12/15/2029*	500,000	450,000
Flex, Ltd.
4.75%, 06/15/2025	1,935,000	1,893,849
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	9,468,729
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,720,934
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,254,763
4.55%, 10/30/2024	4,175,000	4,111,761
Sensata Technologies BV
5.88%, 09/01/2030*	200,000	192,736
TTM Technologies, Inc.
4.00%, 03/01/2029*	400,000	341,000
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	8,992,889
		40,655,607
Energy-Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp.
6.50%, 01/15/2026*	475,000	400,686
TerraForm Power Operating LLC
5.00%, 01/31/2028*	350,000	324,810
		725,496

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment — 0.7%
Affinity Interactive
6.88%, 12/15/2027*	$ 400,000	$ 353,872
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	550,000	484,178
6.25%, 07/01/2025*	150,000	149,183
7.00%, 02/15/2030*	50,000	50,501
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	375,000	378,786
CCM Merger, Inc.
6.38%, 05/01/2026*	100,000	97,425
Churchill Downs, Inc.
6.75%, 05/01/2031*	350,000	342,090
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	275,000	244,255
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026*	500,000	462,500
Ontario Gaming GTA LP
8.00%, 08/01/2030*	250,000	252,500
Penn Entertainment, Inc.
4.13%, 07/01/2029*	425,000	351,039
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/2026*	250,000	234,384
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	450,000	398,727
Scientific Games International, Inc.
7.25%, 11/15/2029*	200,000	199,500
8.63%, 07/01/2025*	250,000	255,216
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	500,000	450,000
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	325,000	310,469
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	4,595,000	3,820,106
		8,834,731
Environmental Control — 0.0%
Madison IAQ LLC
5.88%, 06/30/2029*	750,000	629,090
Food — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	400,000	348,221
5.88%, 02/15/2028*	50,000	48,688
6.50%, 02/15/2028*	150,000	149,411
7.50%, 03/15/2026*	100,000	101,787
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,478,132
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	5,221,028
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,014,560
4.45%, 02/01/2047	1,325,000	1,142,260
6.90%, 04/15/2038	940,000	1,043,020
Security Description	Shares or Principal Amount	Value

Food (continued)
Performance Food Group, Inc.
4.25%, 08/01/2029*	$ 375,000	$ 333,119
5.50%, 10/15/2027*	100,000	96,830
Post Holdings, Inc.
5.50%, 12/15/2029*	450,000	417,905
5.75%, 03/01/2027*	107,000	104,856
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,379,575
3.00%, 10/15/2030*	4,220,000	3,365,330
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,398,732
Tyson Foods, Inc.
3.95%, 08/15/2024	1,475,000	1,448,645
US Foods, Inc.
4.75%, 02/15/2029*	350,000	321,915
		26,414,014
Food Service — 0.0%
Aramark Services, Inc.
6.38%, 05/01/2025*	150,000	150,002
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025	450,000	436,682
5.88%, 08/20/2026	100,000	94,283
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,103,548
5.50%, 01/15/2026	2,025,000	1,999,110
NiSource, Inc.
4.38%, 05/15/2047	935,000	785,989
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,813,506
		7,233,118
Healthcare-Products — 2.5%
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,524,244
3.75%, 11/30/2026	10,058,000	9,825,176
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,198,454
3.00%, 09/23/2029*	2,245,000	1,977,356
Avantor Funding, Inc.
4.63%, 07/15/2028*	300,000	278,350
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,526,987
2.80%, 12/10/2051	3,475,000	2,358,886
DH Europe Finance II SARL
2.60%, 11/15/2029	1,665,000	1,478,009
3.40%, 11/15/2049	4,180,000	3,218,040
Embecta Corp.
5.00%, 02/15/2030*	150,000	123,750
6.75%, 02/15/2030*	300,000	263,771
Medline Borrower LP
5.25%, 10/01/2029*	1,275,000	1,131,153
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,285,040
3.30%, 09/15/2029	2,525,000	2,264,385
		34,453,601
Healthcare-Services — 1.8%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	325,000	282,978

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Centene Corp.
3.38%, 02/15/2030	$ 175,000	$ 150,571
4.63%, 12/15/2029	200,000	185,946
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	100,000	88,980
6.13%, 04/01/2030*	200,000	126,064
6.88%, 04/15/2029*	375,000	248,534
8.00%, 03/15/2026*	300,000	294,598
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	4,761,057
4.55%, 05/15/2052	3,155,000	2,790,236
5.85%, 01/15/2036	760,000	766,193
Global Medical Response, Inc.
6.50%, 10/01/2025*	200,000	118,772
HealthEquity, Inc.
4.50%, 10/01/2029*	475,000	425,489
IQVIA, Inc.
6.50%, 05/15/2030*	200,000	201,948
LifePoint Health, Inc.
5.38%, 01/15/2029*	375,000	265,423
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	100,000	90,295
Tenet Healthcare Corp.
4.25%, 06/01/2029	175,000	156,807
5.13%, 11/01/2027	325,000	308,618
6.13%, 10/01/2028	375,000	357,221
6.25%, 02/01/2027	125,000	122,708
6.75%, 05/15/2031*	250,000	248,329
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,212,224
3.75%, 07/15/2025	3,165,000	3,084,512
3.88%, 08/15/2059	3,000,000	2,393,960
4.75%, 05/15/2052	3,100,000	2,919,771
		24,601,234
Holding Companies-Diversified — 0.0%
Stena International SA
6.13%, 02/01/2025*	200,000	195,800
Insurance — 1.8%
AmWINS Group, Inc.
4.88%, 06/30/2029*	450,000	412,846
Ardonagh Midco 2 PLC
11.50%, 01/15/2027*(1)	654,426	611,693
AssuredPartners, Inc.
5.63%, 01/15/2029*	675,000	589,221
7.00%, 08/15/2025*	275,000	271,536
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	850,000	759,072
GTCR AP Finance, Inc.
8.00%, 05/15/2027*	50,000	49,521
Hartford Financial Services Group, Inc.
6.63%, 04/15/2042	2,255,000	2,289,478
HUB International, Ltd.
5.63%, 12/01/2029*	1,150,000	1,026,407
7.00%, 05/01/2026*	625,000	623,727
7.25%, 06/15/2030*	225,000	229,277
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	250,000	255,005
Security Description	Shares or Principal Amount	Value

Insurance (continued)
10.50%, 12/15/2030*	$ 275,000	$ 272,251
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,480,623
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,236,340
MBIA, Inc.
6.63%, 10/01/2028	250,000	200,887
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,163,364
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,641,567
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	471,338
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,889,854
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	932,595
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	905,581
6.63%, 12/01/2037	2,130,000	2,372,730
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	154,830
USF&G Capital III
8.31%, 07/01/2046*	250,000	273,143
USI, Inc.
6.88%, 05/01/2025*	875,000	871,470
		23,984,356
Internet — 2.1%
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	3,629,322
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	5,423,925
3.30%, 04/13/2027	3,365,000	3,207,810
3.60%, 04/13/2032	6,450,000	5,977,684
Booking Holdings, Inc.
4.63%, 04/13/2030	4,895,000	4,798,634
Cars.com, Inc.
6.38%, 11/01/2028*	350,000	330,126
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	300,000	286,500
Match Group Holdings II LLC
4.63%, 06/01/2028*	600,000	553,482
Millennium Escrow Corp.
6.63%, 08/01/2026*	325,000	242,178
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	3,012,547
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,013,834
		28,476,042
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	175,000	155,125
6.75%, 04/15/2030*	150,000	145,920
		301,045
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	250,000	235,446

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging (continued)
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	$ 250,000	$ 209,788
5.38%, 05/01/2025*	75,000	74,300
5.75%, 05/01/2028*	75,000	73,861
Station Casinos LLC
4.50%, 02/15/2028*	450,000	408,181
		1,001,576
Machinery-Construction & Mining — 0.3%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,478,248
Machinery-Diversified — 0.5%
CNH Industrial Capital LLC
4.20%, 01/15/2024	2,155,000	2,137,620
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,419,073
SPX FLOW, Inc.
8.75%, 04/01/2030*	450,000	414,990
TK Elevator Holdco GmbH
7.63%, 07/15/2028*	200,000	186,500
		7,158,183
Media — 5.0%
Audacy Capital Corp.
6.50%, 05/01/2027*	625,000	9,666
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 to 01/15/2034*	525,000	412,883
4.75%, 03/01/2030*	475,000	411,714
5.00%, 02/01/2028*	400,000	369,653
5.38%, 06/01/2029*	450,000	411,234
5.50%, 05/01/2026*	350,000	341,706
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,426,568
3.90%, 06/01/2052	3,400,000	2,225,497
4.91%, 07/23/2025	2,750,000	2,701,359
6.48%, 10/23/2045	2,365,000	2,206,931
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,017,279
3.30%, 02/01/2027	4,690,000	4,453,465
4.00%, 11/01/2049	3,554,000	2,906,022
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	2,930,981
CSC Holdings LLC
4.13%, 12/01/2030*	375,000	271,134
5.00%, 11/15/2031*	775,000	391,676
5.50%, 04/15/2027*	250,000	214,344
5.75%, 01/15/2030*	250,000	129,419
6.50%, 02/01/2029*	400,000	339,646
7.50%, 04/01/2028*	200,000	123,563
Cumulus Media New Holdings, Inc.
6.75%, 07/01/2026*	125,000	93,781
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026*†(2)(3)	325,000	10,156
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027*	200,000	180,545
Security Description	Shares or Principal Amount	Value

Media (continued)
Discovery Communications LLC
4.65%, 05/15/2050	$ 1,110,000	$ 843,683
DISH DBS Corp.
5.13%, 06/01/2029	1,025,000	515,063
7.75%, 07/01/2026	100,000	64,650
DISH Network Corp.
11.75%, 11/15/2027*	200,000	201,316
Gray Escrow II, Inc.
5.38%, 11/15/2031*	175,000	122,114
Gray Television, Inc.
5.88%, 07/15/2026*	200,000	180,040
7.00%, 05/15/2027*	350,000	302,750
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	730,301
6.63%, 03/18/2025	4,673,000	4,752,727
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	86,430
8.38%, 05/01/2027	673,710	460,892
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,111,566
Nexstar Media, Inc.
5.63%, 07/15/2027*	625,000	587,569
Paramount Global
4.90%, 08/15/2044	2,550,000	1,847,727
4.95%, 05/19/2050	940,000	696,561
Scripps Escrow II, Inc.
5.38%, 01/15/2031*	75,000	57,169
Scripps Escrow, Inc.
5.88%, 07/15/2027*	225,000	187,925
Sinclair Television Group, Inc.
5.13%, 02/15/2027*	50,000	41,797
5.50%, 03/01/2030*	525,000	277,079
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	475,000	371,905
4.00%, 07/15/2028*	75,000	65,256
4.13%, 07/01/2030*	250,000	205,893
5.50%, 07/01/2029*	300,000	274,101
TEGNA, Inc.
4.63%, 03/15/2028	350,000	313,250
5.00%, 09/15/2029	125,000	111,406
Telenet Finance Luxembourg Notes SARL
5.50%, 03/01/2028*	550,000	502,810
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	747,980
5.50%, 09/01/2041	3,910,000	3,269,450
6.75%, 06/15/2039	690,000	664,997
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,059,000	1,009,934
Univision Communications, Inc.
7.38%, 06/30/2030*	300,000	291,995
8.00%, 08/15/2028*	100,000	100,750
UPC Broadband Finco BV
4.88%, 07/15/2031*	625,000	524,902
Urban One, Inc.
7.38%, 02/01/2028*	400,000	353,096
Virgin Media Finance PLC
5.00%, 07/15/2030*	475,000	389,762
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	200,000	171,317
5.50%, 05/15/2029*	200,000	184,637

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Walt Disney Co.
2.20%, 01/13/2028	$13,900,000	$ 12,547,311
Ziggo Bond Co. BV
5.13%, 02/28/2030*	225,000	177,750
6.00%, 01/15/2027*	525,000	488,407
		67,413,490
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	432,774
5.25%, 10/01/2054	3,815,000	3,321,132
Worthington Industries, Inc.
4.30%, 08/01/2032	3,805,000	3,185,842
		6,939,748
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	400,000	331,896
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,209,876
2.85%, 04/27/2031*	2,790,000	2,295,848
		5,837,620
Miscellaneous Manufacturing — 0.9%
Gates Global LLC/Gates Corp.
6.25%, 01/15/2026*	725,000	715,970
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,236,375
Textron Financial Corp. FRS
7.06%, (3 ML+1.74%), 02/15/2067*	2,400,000	1,800,000
Textron, Inc.
3.88%, 03/01/2025	905,000	878,803
3.90%, 09/17/2029	1,215,000	1,116,525
4.30%, 03/01/2024	1,945,000	1,924,906
		11,672,579
Office Furnishings — 0.0%
Interface, Inc.
5.50%, 12/01/2028*	550,000	461,205
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,365,309
Oil & Gas — 3.4%
Antero Resources Corp.
5.38%, 03/01/2030*	250,000	233,023
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026*	100,000	97,802
8.25%, 12/31/2028*	275,000	273,105
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,213,406
2.94%, 06/04/2051	5,325,000	3,612,655
3.12%, 05/04/2026	2,810,000	2,677,370
Callon Petroleum Co.
6.38%, 07/01/2026	125,000	122,478
7.50%, 06/15/2030*	100,000	97,082
8.25%, 07/15/2025	225,000	225,000
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,698,784
4.40%, 04/15/2029	2,460,000	2,260,710
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Chevron USA, Inc.
1.02%, 08/12/2027	$ 7,370,000	$ 6,420,475
Chord Energy Corp.
6.38%, 06/01/2026*	175,000	173,671
Civitas Resources, Inc.
8.38%, 07/01/2028*	225,000	231,426
8.75%, 07/01/2031*	50,000	51,750
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,684,164
Comstock Resources, Inc.
6.75%, 03/01/2029*	400,000	373,107
ConocoPhillips Co.
2.40%, 03/07/2025	6,525,000	6,243,927
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/2025*	300,000	295,500
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,028,376
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,850,000	1,806,866
4.50%, 04/01/2048	1,725,000	1,364,809
6.50%, 03/01/2041	730,000	755,913
Nabors Industries, Ltd.
7.25%, 01/15/2026*	250,000	240,690
7.50%, 01/15/2028*	50,000	45,862
Occidental Petroleum Corp.
5.88%, 09/01/2025	425,000	425,720
6.63%, 09/01/2030	100,000	104,877
Permian Resources Operating LLC
6.88%, 04/01/2027*	500,000	495,000
Precision Drilling Corp.
6.88%, 01/15/2029*	75,000	70,723
7.13%, 01/15/2026*	200,000	198,174
Range Resources Corp.
4.88%, 05/15/2025	200,000	196,276
Rockcliff Energy II LLC
5.50%, 10/15/2029*	150,000	137,362
SM Energy Co.
6.75%, 09/15/2026	325,000	319,313
Southwestern Energy Co.
5.38%, 03/15/2030	200,000	187,128
8.38%, 09/15/2028	150,000	155,831
Tap Rock Resources LLC
7.00%, 10/01/2026*	225,000	232,381
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	2,053,377
4.00%, 04/01/2029	1,535,000	1,456,242
4.90%, 03/15/2045	1,000,000	880,919
7.50%, 04/15/2032	1,540,000	1,741,265
		45,882,539
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	50,000	47,125
6.88%, 04/01/2027*	700,000	682,492
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	725,000	698,400
		1,428,017

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers — 0.4%
ARD Finance SA
6.50%, 06/30/2027*(1)	$ 493,637	$ 401,080
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	400,000	327,162
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	850,000	729,518
Ball Corp.
6.00%, 06/15/2029	250,000	250,000
6.88%, 03/15/2028	175,000	179,035
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	1,050,000	951,840
Graphic Packaging International LLC
4.75%, 07/15/2027*	300,000	287,860
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	225,000	224,393
9.25%, 04/15/2027*	200,000	185,810
OI European Group BV
4.75%, 02/15/2030*	250,000	225,789
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	443,000	440,487
7.25%, 05/15/2031*	50,000	50,811
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	100,000	99,551
Trivium Packaging Finance BV
8.50%, 08/15/2027*	775,000	745,521
		5,098,857
Pharmaceuticals — 5.6%
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,581,616
3.20%, 11/21/2029	6,575,000	5,955,736
3.80%, 03/15/2025	890,000	867,065
AdaptHealth LLC
5.13%, 03/01/2030*	325,000	268,912
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	3,051,457
3.13%, 06/12/2027	3,085,000	2,906,073
3.38%, 11/16/2025	6,065,000	5,845,636
Bausch Health Cos., Inc.
5.25%, 01/30/2030*	475,000	211,742
6.25%, 02/15/2029*	925,000	428,633
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	882,826
4.88%, 06/25/2048*	1,000,000	885,450
Bayer US Finance LLC
3.38%, 10/08/2024*	720,000	697,974
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	2,886,441
3.73%, 12/15/2024	1,625,000	1,585,232
4.69%, 12/15/2044	3,088,000	2,823,148
BellRing Brands, Inc.
7.00%, 03/15/2030*	300,000	301,134
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	5,824,435
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
CVS Health Corp.
3.88%, 07/20/2025	$ 2,025,000	$ 1,968,082
4.78%, 03/25/2038	3,130,000	2,888,045
5.05%, 03/25/2048	2,740,000	2,499,191
5.13%, 07/20/2045	1,265,000	1,162,317
CVS Pass-Through Trust
5.30%, 01/11/2027*	169,422	166,165
Grifols SA
4.75%, 10/15/2028*	625,000	547,947
Johnson & Johnson
1.30%, 09/01/2030	11,565,000	9,449,672
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	6,571,855
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031*	275,000	233,114
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	7,000,000	7,192,753
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,377,657
		75,060,308
Pipelines — 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	350,000	328,113
5.75%, 03/01/2027*	425,000	411,102
7.88%, 05/15/2026*	325,000	331,858
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,656,638
3.60%, 09/01/2032	2,970,000	2,532,840
4.80%, 05/03/2029	980,000	945,150
Cheniere Energy Partners LP
4.00%, 03/01/2031	125,000	111,234
4.50%, 10/01/2029	400,000	371,876
CNX Midstream Partners LP
4.75%, 04/15/2030*	475,000	411,711
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	2,065,000	2,025,515
5.80%, 06/01/2045	1,260,000	1,178,406
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
8.00%, 04/01/2029*	475,000	482,933
DT Midstream, Inc.
4.38%, 06/15/2031*	450,000	390,663
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,046,655
Energy Transfer LP
4.90%, 02/01/2024	4,250,000	4,218,495
5.15%, 03/15/2045	3,513,000	3,032,072
Enterprise Products Operating LLC
3.75%, 02/15/2025	3,300,000	3,216,779
EQM Midstream Partners LP
6.50%, 07/01/2027*	725,000	721,551
6.50%, 07/15/2048	300,000	274,110
7.50%, 06/01/2027*	100,000	101,489
Hess Midstream Operations LP
5.13%, 06/15/2028*	250,000	236,342

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	$ 350,000	$ 327,368
MPLX LP
4.00%, 03/15/2028	850,000	803,636
4.50%, 04/15/2038	3,150,000	2,715,060
5.20%, 03/01/2047 to 12/01/2047	5,490,000	4,851,534
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,488,265
5.20%, 07/15/2048	2,825,000	2,432,137
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,523,141
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	500,000	480,034
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,206,381
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 02/15/2026	200,000	175,000
Western Midstream Operating LP
4.05%, 02/01/2030	100,000	90,878
4.65%, 07/01/2026	325,000	315,331
5.30%, 03/01/2048	300,000	257,170
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	3,002,146
		45,693,613
REITS — 3.0%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,283,102
3.95%, 01/15/2028	2,110,000	1,977,457
American Tower Corp.
5.00%, 02/15/2024	2,400,000	2,387,157
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,570,887
Boston Properties LP
3.80%, 02/01/2024	1,400,000	1,372,851
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,447,483
3.25%, 01/15/2051	3,185,000	2,131,250
3.80%, 02/15/2028	3,560,000	3,326,718
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,460,597
Host Hotels & Resorts LP
4.00%, 06/15/2025	2,815,000	2,716,995
Iron Mountain, Inc.
7.00%, 02/15/2029*	325,000	326,118
Mid-America Apartments LP
3.75%, 06/15/2024	3,200,000	3,147,154
Physicians Realty LP
4.30%, 03/15/2027	1,590,000	1,507,359
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/2028*	200,000	203,005
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,336,614
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,001,941
Welltower OP LLC
2.80%, 06/01/2031	5,300,000	4,389,410
4.00%, 06/01/2025	2,600,000	2,518,286
Security Description	Shares or Principal Amount	Value

REITS (continued)
WP Carey, Inc.
2.40%, 02/01/2031	$ 1,975,000	$ 1,590,302
4.60%, 04/01/2024	1,890,000	1,874,927
		40,569,613
Retail — 1.9%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,175,000	1,009,739
Academy, Ltd.
6.00%, 11/15/2027*	325,000	314,031
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,549,324
3.90%, 04/15/2030	2,450,000	2,137,850
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	125,000	110,588
5.00%, 02/15/2032*	275,000	239,664
Beacon Roofing Supply, Inc.
6.50%, 08/01/2030*	50,000	50,125
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	7,965,804
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	575,000	498,015
Gap, Inc.
3.63%, 10/01/2029*	300,000	223,710
3.88%, 10/01/2031*	250,000	178,778
GYP Holdings III Corp.
4.63%, 05/01/2029*	575,000	513,590
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	2,941,638
3.25%, 04/15/2032	3,075,000	2,755,898
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	200,000	193,272
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	150,000	152,377
SRS Distribution, Inc.
6.00%, 12/01/2029*	250,000	216,875
6.13%, 07/01/2029*	600,000	526,469
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	175,000	149,354
5.88%, 03/01/2027	350,000	342,575
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,608,688
White Cap Buyer LLC
6.88%, 10/15/2028*	375,000	337,842
White Cap Parent LLC
8.25%, 03/15/2026*(1)	225,000	216,789
		25,232,995
Semiconductors — 2.1%
ams-OSRAM AG
7.00%, 07/31/2025*	200,000	175,500
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,639,084
3.42%, 04/15/2033*	3,000,000	2,509,170
3.75%, 02/15/2051*	960,000	700,888
Entegris Escrow Corp.
4.75%, 04/15/2029*	100,000	93,290
5.95%, 06/15/2030*	450,000	431,545

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
KLA Corp.
4.65%, 07/15/2032	$ 4,190,000	$ 4,144,276
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,171,401
4.00%, 03/15/2029	3,790,000	3,670,314
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,518,547
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,096,637
3.25%, 05/20/2027	6,589,000	6,253,272
Synaptics, Inc.
4.00%, 06/15/2029*	100,000	86,005
		28,489,929
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,275,746
Software — 3.2%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,173,483
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	950,000	804,945
Boxer Parent Co., Inc.
9.13%, 03/01/2026*	325,000	324,957
Capstone Borrower, Inc.
8.00%, 06/15/2030*	275,000	272,253
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	450,000	445,043
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	475,000	421,943
Cloud Software Group, Inc.
6.50%, 03/31/2029*	475,000	427,518
9.00%, 09/30/2029*	300,000	268,693
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028*	600,000	519,002
Dun & Bradstreet Corp.
5.00%, 12/15/2029*	275,000	242,058
Elastic NV
4.13%, 07/15/2029*	500,000	433,795
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	325,000	281,400
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	5,869,293
Open Text Corp.
3.88%, 02/15/2028*	300,000	266,848
6.90%, 12/01/2027*	125,000	127,734
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	21,431
Oracle Corp.
3.60%, 04/01/2050	4,300,000	3,055,469
3.95%, 03/25/2051	3,000,000	2,252,428
6.15%, 11/09/2029	2,130,000	2,233,530
6.25%, 11/09/2032	2,850,000	3,013,801
Rackspace Technology Global, Inc.
5.38%, 12/01/2028*	575,000	159,215
ROBLOX Corp.
3.88%, 05/01/2030*	350,000	294,044
Rocket Software, Inc.
6.50%, 02/15/2029*	800,000	683,317
Security Description	Shares or Principal Amount	Value

Software (continued)
Roper Technologies, Inc.
2.95%, 09/15/2029	$ 1,230,000	$ 1,099,859
3.80%, 12/15/2026	1,225,000	1,173,875
3.85%, 12/15/2025	3,510,000	3,388,882
4.20%, 09/15/2028	955,000	921,159
Salesforce, Inc.
1.50%, 07/15/2028	172,000	148,333
1.95%, 07/15/2031	9,500,000	7,787,589
SS&C Technologies, Inc.
5.50%, 09/30/2027*	450,000	434,736
VMware, Inc.
2.20%, 08/15/2031	5,885,000	4,612,925
		43,159,558
Telecommunications — 4.3%
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,087,936
2.25%, 02/01/2032	2,300,000	1,806,398
2.55%, 12/01/2033	6,999,000	5,408,282
3.30%, 02/01/2052	6,265,000	4,238,057
3.50%, 06/01/2041 to 02/01/2061	4,873,000	3,486,472
3.80%, 12/01/2057	4,261,000	2,966,310
3.85%, 06/01/2060	2,125,000	1,483,755
5.15%, 03/15/2042	1,500,000	1,378,578
5.30%, 08/15/2058	1,875,000	1,715,483
6.38%, 03/01/2041	3,500,000	3,641,488
Corning, Inc.
4.75%, 03/15/2042	1,100,000	995,319
GoTo Group, Inc.
5.50%, 09/01/2027*	525,000	301,623
Rogers Communications, Inc.
4.55%, 03/15/2052	2,500,000	1,979,909
T-Mobile USA, Inc.
2.25%, 02/15/2026 to 11/15/2031	3,235,000	2,616,555
3.40%, 10/15/2052	8,000,000	5,618,087
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	2,963,378
3.40%, 03/22/2041	6,165,000	4,684,229
4.13%, 08/15/2046	5,545,000	4,499,867
4.50%, 08/10/2033	3,000,000	2,803,226
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	186,315
Vodafone Group PLC
4.13%, 05/30/2025	1,475,000	1,439,289
		58,300,556
Transportation — 2.6%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,326,982
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,141,391
4.70%, 05/01/2048	2,710,000	2,439,525
7.13%, 10/15/2031	2,950,000	3,304,648
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,098,266
4.05%, 02/15/2048	1,320,000	1,058,228
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,106,692
2.65%, 07/15/2031	2,825,000	2,212,275
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,752,876
3.88%, 12/01/2023	3,300,000	3,277,435

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
Union Pacific Corp.
2.80%, 02/14/2032	$ 7,275,000	$ 6,255,263
2.97%, 09/16/2062	3,025,000	1,965,873
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,417,323
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027*	400,000	383,264
		34,740,041
Water — 0.0%
Solaris Midstream Holdings LLC
7.63%, 04/01/2026*	375,000	367,641
Total Corporate Bonds & Notes (cost $1,385,993,855)		1,252,769,029
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.5%
U.S. Government — 1.5%
United States Treasury Notes
3.25%, 08/31/2024	10,000,000	9,778,516
4.13%, 11/15/2032	10,000,000	10,115,625
Total U.S. Government & Agency Obligations (cost $20,309,524)		19,894,141
COMMON STOCKS — 0.0%
Oil & Gas — 0.0%
Ultra Resources, Inc. CVR†(4)	364	0
Oil & Gas Services — 0.0%
SESI LLC†(4)(5)	2,938	204,191
Total Common Stocks (cost $85,202)		204,191
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00%, 10/01/2024†	650,000	13,000
Lehman Brothers Holdings, Inc. Class D 5.67%†(4)(6)	30,000	300
Intelsat Jackson Holdings SA 5.50%, 08/01/2023†(4)	550,000	0
Intelsat Jackson Holdings SA 8.50%, 10/15/2024†(4)	550,000	0
Intelsat Jackson Holdings SA 9.75%, 07/15/2025†(4)	200,000	0
Total Escrows and Litigation Trusts (cost $1,211,640)		13,300
Security Description	Shares or Principal Amount	Value
RIGHTS — 0.0%
Telecommunications — 0.0%
Intelsat Jackson Holdings SA Expires 12/05/2025†(4) (cost $0)	1,295	$ 6,151
TOTAL INVESTMENTS (cost $1,407,600,221)(7)	94.2%	1,272,886,812
Other assets less liabilities	5.8	78,054,092
NET ASSETS	100.0%	$1,350,940,904
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $171,218,975 representing 12.7% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Security in default of interest.
(3)	Company has filed for bankruptcy protection.
(4)	Securities classified as Level 3 (see Note 2).
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SESI LLC	02/16/2021	2,938	$85,202	$204,191	$69.50	0.0%
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	See Note 3 for cost of investments on a tax basis.
3 ML—3 Month USD LIBOR
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
50	Long	U.S. Treasury Long Bonds	September 2023	$6,320,013	$6,221,875	$(98,138)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$1,252,769,029	$ —	$1,252,769,029
U.S. Government & Agency Obligations	—	19,894,141	—	19,894,141
Common Stocks	—	—	204,191	204,191
Escrows and Litigation Trusts	—	13,000	300	13,300
Rights	—	—	6,151	6,151
Total Investments at Value	$ —	$1,272,676,170	$210,642	$1,272,886,812
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$98,138	$ —	$ —	$ 98,138
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Semiconductors	11.1%
Commercial Services	9.2
Banks	6.9
Software	6.0
Diversified Financial Services	5.4
Building Materials	5.0
Chemicals	4.8
Transportation	4.7
Retail	4.7
Pharmaceuticals	4.7
Apparel	4.6
Machinery-Diversified	3.2
Media	3.2
Insurance	3.0
Cosmetics/Personal Care	2.0
Environmental Control	2.0
Beverages	1.9
Computers	1.8
Miscellaneous Manufacturing	1.8
Electrical Components & Equipment	1.8
Food Service	1.7
Auto Manufacturers	1.6
Aerospace/Defense	1.5
Healthcare-Services	1.5
Agriculture	1.5
Electronics	1.5
Engineering & Construction	1.4
98.5%
Country Allocation*
France	17.3%
Canada	11.8
United Kingdom	10.5
United States	10.0
India	8.8
Netherlands	7.5
Japan	6.5
Ireland	6.2
Germany	5.1
Switzerland	4.6
Denmark	4.1
Taiwan	3.0
Sweden	1.6
Indonesia	1.5
98.5%
*	Calculated as a percentage of net assets

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Canada — 11.8%
Alimentation Couche-Tard, Inc.	76,816	$ 3,889,005
Brookfield Asset Management, Ltd.	100,366	3,384,341
Canadian National Railway Co.	32,139	3,895,725
Canadian Pacific Kansas City, Ltd.	49,506	4,073,409
CGI, Inc.†	12,400	1,260,077
Constellation Software, Inc.	2,125	4,489,565
GFL Environmental, Inc.	36,030	1,230,373
Thomson Reuters Corp.	29,337	3,960,100
Waste Connections, Inc.	25,822	3,646,783
		29,829,378
Denmark — 4.1%
DSV A/S	20,946	4,193,898
Novo Nordisk A/S, Class B	38,893	6,267,733
		10,461,631
France — 17.3%
Air Liquide SA	24,726	4,441,145
Capgemini SE	18,830	3,412,987
Dassault Systemes SE	92,530	3,956,034
Edenred	46,024	2,989,649
Hermes International	2,147	4,760,205
L'Oreal SA	10,815	5,032,312
LVMH Moet Hennessy Louis Vuitton SE	7,259	6,768,918
Pernod Ricard SA	18,560	4,093,590
Safran SA	23,694	3,932,744
Schneider Electric SE	25,574	4,556,342
		43,943,926
Germany — 5.1%
Deutsche Boerse AG	18,713	3,586,214
Infineon Technologies AG	106,148	4,668,390
Siemens AG	26,941	4,590,762
		12,845,366
India — 8.8%
Axis Bank, Ltd.	282,081	3,274,933
HCL Technologies, Ltd.	262,511	3,560,788
HDFC Bank, Ltd.	182,971	3,670,599
ICICI Bank, Ltd.	369,096	4,474,095
ITC, Ltd.	659,518	3,730,643
Larsen & Toubro, Ltd.	107,554	3,507,164
		22,218,222
Indonesia — 1.5%
Bank Central Asia Tbk PT	6,491,945	3,928,316
Ireland — 6.2%
Aon PLC, Class A	10,903	3,472,606
CRH PLC	68,187	4,061,963
Kingspan Group PLC	52,173	4,187,589
Linde PLC	10,145	3,963,347
		15,685,505
Security Description	Shares or Principal Amount	Value

Japan — 6.5%
Hoya Corp.	31,959	$ 3,713,368
Keyence Corp.	9,311	4,172,982
Shin-Etsu Chemical Co., Ltd.	116,416	3,828,844
Tokyo Electron, Ltd.	31,659	4,727,765
		16,442,959
Netherlands — 7.5%
ASM International NV	9,126	4,342,231
ASML Holding NV	9,236	6,623,082
Ferrari NV	12,949	4,148,787
Wolters Kluwer NV	32,168	4,039,109
		19,153,209
Sweden — 1.6%
Atlas Copco AB, Class A	282,934	4,023,714
Switzerland — 4.6%
Cie Financiere Richemont SA	29,903	4,810,952
Sika AG	14,738	4,574,940
UBS Group AG	107,733	2,381,233
		11,767,125
Taiwan — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	416,929	7,495,740
United Kingdom — 10.5%
Ashtead Group PLC	54,152	4,004,042
AstraZeneca PLC	39,362	5,650,630
Compass Group PLC	167,941	4,368,732
Diageo PLC	18,509	807,026
London Stock Exchange Group PLC	32,461	3,525,168
RELX PLC	129,151	4,342,541
Rentokil Initial PLC	485,725	3,958,304
		26,656,443
United States — 10.0%
AutoZone, Inc.†	1,336	3,315,578
Fiserv, Inc.†	24,500	3,092,145
Marsh & McLennan Cos., Inc.	21,093	3,974,343
Moody's Corp.	11,416	4,026,994
S&P Global, Inc.	9,532	3,760,469
UnitedHealth Group, Inc.	7,530	3,812,966
Visa, Inc., Class A	13,707	3,258,565
		25,241,060
TOTAL INVESTMENTS (cost $214,398,431)(1)	98.5%	249,692,594
Other assets less liabilities	1.5	3,765,004
NET ASSETS	100.0%	$253,457,598
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$249,692,594	$—	$—	$249,692,594
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
REITS	97.2%
Real Estate	1.1
Commercial Services	0.7
99.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Commercial Services — 0.7%
GEO Group, Inc.†	245,600	$ 1,834,632
Real Estate — 1.1%
CBRE Group, Inc., Class A†	23,000	1,916,130
Jones Lang LaSalle, Inc.†	5,400	899,370
WeWork, Inc., Class A†	634,900	137,456
		2,952,956
REITS — 97.2%
Alexandria Real Estate Equities, Inc.	68,400	8,596,512
Americold Realty Trust, Inc.	43,600	1,413,512
Crown Castle, Inc.	22,900	2,479,841
CubeSmart	363,800	15,774,368
Digital Realty Trust, Inc.	90,800	11,315,496
EastGroup Properties, Inc.	30,900	5,474,862
Equinix, Inc.	31,400	25,431,488
Equity LifeStyle Properties, Inc.	132,792	9,452,135
Essex Property Trust, Inc.	52,613	12,813,896
Extra Space Storage, Inc.	58,700	8,192,759
Four Corners Property Trust, Inc.	355,000	9,336,500
Invitation Homes, Inc.	264,500	9,389,750
Lamar Advertising Co., Class A	59,800	5,902,260
Mid-America Apartment Communities, Inc.	91,800	13,738,788
Security Description	Shares or Principal Amount	Value

REITS (continued)
Omega Healthcare Investors, Inc.	81,300	$ 2,593,470
Outfront Media, Inc.	133,700	2,067,002
Prologis, Inc.	290,260	36,209,935
Ryman Hospitality Properties, Inc.	103,900	9,900,631
SITE Centers Corp.	564,900	7,936,845
Spirit Realty Capital, Inc.	166,000	6,694,780
Tanger Factory Outlet Centers, Inc.	49,000	1,147,090
Terreno Realty Corp.	76,480	4,538,323
UDR, Inc.	188,900	7,722,232
Urban Edge Properties	411,400	6,997,914
Ventas, Inc.	315,245	15,295,687
VICI Properties, Inc.	152,900	4,813,292
Welltower, Inc.	132,164	10,857,273
		256,086,641
TOTAL INVESTMENTS (cost $246,231,956)(1)	99.0%	260,874,229
Other assets less liabilities	1.0	2,672,583
NET ASSETS	100.0%	$263,546,812
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$260,874,229	$—	$—	$260,874,229
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	56.0%
Banks	4.6
Retail	3.7
Unaffiliated Investment Companies	3.3
Pipelines	3.2
Telecommunications	2.1
Pharmaceuticals	2.0
Media	1.8
Healthcare-Services	1.6
Electric	1.4
Diversified Financial Services	1.4
Internet	1.2
Oil & Gas	1.2
Biotechnology	1.2
Software	1.0
Beverages	1.0
Transportation	0.9
Computers	0.9
REITS	0.8
Auto Manufacturers	0.8
Aerospace/Defense	0.7
Oil & Gas Services	0.7
Miscellaneous Manufacturing	0.7
Gas	0.7
Semiconductors	0.7
Cosmetics/Personal Care	0.6
Healthcare-Products	0.6
Agriculture	0.5
Chemicals	0.5
Lodging	0.5
Mining	0.5
Commercial Services	0.5
Insurance	0.4
Food	0.4
Toys/Games/Hobbies	0.3
Packaging & Containers	0.3
Iron/Steel	0.3
Auto Parts & Equipment	0.2
Repurchase Agreements	0.1
99.3%
Credit Quality†#
Aaa	58.6%
Aa	3.4
A	15.7
Baa	19.8
Ba	1.3
Not Rated@	1.2
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 39.9%
Aerospace/Defense — 0.7%
Embraer Netherlands Finance BV
5.40%, 02/01/2027	$ 1,000,000	$ 980,580
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	1,920,743
RTX Corp.
5.40%, 05/01/2035	1,000,000	1,015,551
		3,916,874
Agriculture — 0.5%
Altria Group, Inc.
5.95%, 02/14/2049	1,000,000	950,199
Philip Morris International, Inc.
5.38%, 02/15/2033	2,000,000	1,994,104
		2,944,303
Auto Manufacturers — 0.8%
Cummins, Inc.
4.88%, 10/01/2043	605,000	565,323
General Motors Co.
6.25%, 10/02/2043	1,000,000	982,563
General Motors Financial Co., Inc.
3.10%, 01/12/2032	2,000,000	1,634,548
4.35%, 01/17/2027	1,000,000	962,950
		4,145,384
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/2051	2,000,000	1,255,917
Banks — 4.6%
Bank of America Corp.
3.82%, 01/20/2028	2,000,000	1,889,638
4.44%, 01/20/2048	963,000	858,170
Bank of New York Mellon Corp.
3.00%, 02/24/2025	928,000	894,322
Barclays PLC
5.20%, 05/12/2026	1,000,000	973,856
Citigroup, Inc.
4.13%, 07/25/2028	2,000,000	1,882,477
4.65%, 07/30/2045	750,000	668,932
Cooperatieve Rabobank UA
3.38%, 05/21/2025	1,264,000	1,218,766
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,000,000	2,893,501
4.02%, 10/31/2038	1,000,000	848,558
6.75%, 10/01/2037	1,200,000	1,300,421
HSBC Holdings PLC
6.50%, 09/15/2037	793,000	837,218
JPMorgan Chase & Co.
4.01%, 04/23/2029	2,000,000	1,892,293
6.40%, 05/15/2038	999,000	1,118,504
Lloyds Bank PLC
3.50%, 05/14/2025	1,101,000	1,054,780
Natwest Group PLC
5.08%, 01/27/2030	1,000,000	956,313
PNC Bank NA
4.05%, 07/26/2028	1,000,000	925,251
State Street Corp.
3.55%, 08/18/2025	844,000	820,859
US Bancorp
3.15%, 04/27/2027	1,000,000	929,110
Security Description	Shares or Principal Amount	Value

Banks (continued)
Wells Fargo & Co.
3.55%, 09/29/2025	$ 2,000,000	$ 1,921,043
3.90%, 05/01/2045	1,311,000	1,060,425
		24,944,437
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,000,000	969,546
4.90%, 02/01/2046	1,000,000	947,748
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	1,500,000	1,556,605
Coca-Cola Co.
3.38%, 03/25/2027	2,000,000	1,929,798
		5,403,697
Biotechnology — 1.2%
Biogen, Inc.
2.25%, 05/01/2030	4,000,000	3,304,695
Gilead Sciences, Inc.
3.65%, 03/01/2026	2,000,000	1,928,777
5.65%, 12/01/2041	1,000,000	1,043,689
		6,277,161
Chemicals — 0.5%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,000,000	991,277
PPG Industries, Inc.
3.75%, 03/15/2028	2,000,000	1,899,203
		2,890,480
Commercial Services — 0.5%
Moody's Corp.
4.88%, 02/15/2024	619,000	614,571
S&P Global, Inc.
2.45%, 03/01/2027	2,000,000	1,846,665
		2,461,236
Computers — 0.9%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	2,000,000	1,994,796
International Business Machines Corp.
3.50%, 05/15/2029	2,000,000	1,855,755
4.25%, 05/15/2049	1,000,000	851,337
		4,701,888
Cosmetics/Personal Care — 0.6%
Procter & Gamble Co.
1.20%, 10/29/2030	2,000,000	1,611,353
1.95%, 04/23/2031	2,000,000	1,693,015
		3,304,368
Diversified Financial Services — 1.4%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,176,000	1,149,032
Capital One Financial Corp.
2.64%, 03/03/2026	2,000,000	1,880,582
3.20%, 02/05/2025	500,000	477,388
CME Group, Inc.
3.00%, 03/15/2025	680,000	656,802
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	1,143,000	1,108,719

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Mastercard, Inc.
2.95%, 06/01/2029	$ 2,000,000	$ 1,829,033
Visa, Inc.
4.30%, 12/14/2045	539,000	499,516
		7,601,072
Electric — 1.4%
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	1,000,000	762,922
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	859,000	720,880
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	205,829
DTE Electric Co.
3.70%, 03/15/2045	1,244,000	979,327
Duke Energy Corp.
5.00%, 08/15/2052	2,000,000	1,816,969
Duke Energy Florida LLC
3.40%, 10/01/2046	1,179,000	872,127
Northern States Power Co.
2.90%, 03/01/2050	1,000,000	676,428
Pacific Gas & Electric Co.
4.55%, 07/01/2030	2,000,000	1,816,632
		7,851,114
Food — 0.4%
Campbell Soup Co.
4.80%, 03/15/2048	600,000	540,313
Tyson Foods, Inc.
4.88%, 08/15/2034	1,523,000	1,464,071
		2,004,384
Gas — 0.7%
NiSource, Inc.
3.49%, 05/15/2027	2,000,000	1,887,011
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	911,316
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	915,000	917,071
		3,715,398
Healthcare-Products — 0.6%
Abbott Laboratories
2.95%, 03/15/2025	1,000,000	967,868
Medtronic, Inc.
4.63%, 03/15/2045	701,000	671,654
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	2,000,000	1,628,231
		3,267,753
Healthcare-Services — 1.6%
Elevance Health, Inc.
2.25%, 05/15/2030	2,000,000	1,675,806
5.50%, 10/15/2032	1,500,000	1,537,968
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,030,000	1,000,442
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,926,965
3.88%, 12/15/2028	2,500,000	2,401,438
		8,542,619
Security Description	Shares or Principal Amount	Value

Insurance — 0.4%
Aegon NV
5.50%, 04/11/2048	$ 500,000	$ 476,825
Allstate Corp.
5.75%, 08/15/2053	500,000	497,035
MetLife, Inc.
3.60%, 04/10/2024	1,345,000	1,322,950
		2,296,810
Internet — 1.2%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	1,000,000	781,062
4.50%, 11/28/2034	1,000,000	915,738
Amazon.com, Inc.
2.80%, 08/22/2024	3,000,000	2,919,785
4.25%, 08/22/2057	1,000,000	883,457
eBay, Inc.
3.45%, 08/01/2024	1,073,000	1,050,167
		6,550,209
Iron/Steel — 0.3%
Vale Overseas, Ltd.
6.25%, 08/10/2026	1,500,000	1,535,910
Lodging — 0.5%
Marriott International, Inc.
2.85%, 04/15/2031	2,000,000	1,693,205
3.13%, 06/15/2026	1,000,000	942,213
		2,635,418
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,000,000	933,163
6.83%, 10/23/2055	1,000,000	948,872
Comcast Corp.
3.70%, 04/15/2024	3,000,000	2,961,006
3.90%, 03/01/2038	2,000,000	1,728,343
NBCUniversal Media LLC
4.45%, 01/15/2043	1,000,000	891,473
Paramount Global
4.20%, 06/01/2029	1,500,000	1,341,449
Time Warner Cable LLC
6.75%, 06/15/2039	1,000,000	963,763
		9,768,069
Mining — 0.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,000,000	1,862,220
Southern Copper Corp.
5.25%, 11/08/2042	810,000	771,318
		2,633,538
Miscellaneous Manufacturing — 0.7%
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,000,000	942,535
General Electric Co.
5.88%, 01/14/2038	778,000	833,339
Parker-Hannifin Corp.
4.25%, 09/15/2027	2,000,000	1,947,768
		3,723,642

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas — 1.2%
Chevron Corp.
2.95%, 05/16/2026	$ 3,193,000	$ 3,047,574
Devon Energy Corp.
7.95%, 04/15/2032	200,000	229,923
HollyFrontier Corp.
5.88%, 04/01/2026	250,000	248,465
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	209,022
Marathon Petroleum Corp.
6.50%, 03/01/2041	500,000	517,749
Shell International Finance BV
4.38%, 05/11/2045	1,000,000	898,281
6.38%, 12/15/2038	1,000,000	1,123,580
Valero Energy Corp.
7.50%, 04/15/2032	200,000	226,138
		6,500,732
Oil & Gas Services — 0.7%
Halliburton Co.
3.80%, 11/15/2025	834,000	805,354
7.45%, 09/15/2039	500,000	581,452
Schlumberger Investment SA
3.65%, 12/01/2023	2,500,000	2,482,403
		3,869,209
Packaging & Containers — 0.3%
Berry Global, Inc.
1.57%, 01/15/2026	2,000,000	1,813,333
Pharmaceuticals — 2.0%
AbbVie, Inc.
3.20%, 11/21/2029	3,000,000	2,717,446
Allergan Funding SCS
3.85%, 06/15/2024	250,000	245,600
4.55%, 03/15/2035	1,000,000	864,889
Becton Dickinson & Co.
3.73%, 12/15/2024	771,000	752,132
Cigna Corp.
4.38%, 10/15/2028	1,000,000	967,089
4.80%, 07/15/2046	800,000	729,951
CVS Health Corp.
5.13%, 07/20/2045	872,000	801,218
Evernorth Health, Inc.
4.50%, 02/25/2026	1,122,000	1,094,080
Johnson & Johnson
3.50%, 01/15/2048	1,134,000	951,622
Novartis Capital Corp.
3.40%, 05/06/2024	800,000	786,854
Pfizer, Inc.
4.20%, 09/15/2048	844,000	766,448
		10,677,329
Pipelines — 3.2%
Enbridge, Inc.
3.13%, 11/15/2029	1,500,000	1,329,389
EnLink Midstream Partners LP
4.85%, 07/15/2026	2,000,000	1,943,600
Enterprise Products Operating LLC
5.10%, 02/15/2045	1,000,000	944,923
5.70%, 02/15/2042	1,000,000	1,008,947
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	300,000	328,844
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Kinder Morgan, Inc.
3.60%, 02/15/2051	$ 2,000,000	$ 1,393,110
MPLX LP
4.00%, 03/15/2028	1,125,000	1,063,636
4.95%, 09/01/2032	2,000,000	1,911,687
Phillips 66 Partners LP
3.61%, 02/15/2025	2,101,000	1,995,503
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	1,500,000	1,543,163
Valero Energy Partners LP
4.50%, 03/15/2028	1,000,000	968,343
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,658,100
4.30%, 03/04/2024	1,000,000	990,337
		17,079,582
REITS — 0.8%
American Tower Corp.
5.00%, 02/15/2024	1,261,000	1,254,252
Crown Castle, Inc.
4.45%, 02/15/2026	1,180,000	1,151,025
Weyerhaeuser Co.
4.00%, 04/15/2030	2,000,000	1,843,660
		4,248,937
Retail — 3.7%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,659,543
Dollar General Corp.
4.15%, 11/01/2025	1,154,000	1,121,315
Dollar Tree, Inc.
4.20%, 05/15/2028	2,000,000	1,916,425
Home Depot, Inc.
2.80%, 09/14/2027	2,000,000	1,863,575
3.50%, 09/15/2056	786,000	598,849
4.50%, 09/15/2032	2,000,000	1,968,686
Lowe's Cos., Inc.
4.05%, 05/03/2047	700,000	561,495
4.80%, 04/01/2026	2,000,000	1,985,551
5.00%, 04/15/2033	2,000,000	1,980,435
5.15%, 07/01/2033	1,000,000	999,297
McDonald's Corp.
3.50%, 07/01/2027	2,000,000	1,907,179
Target Corp.
6.50%, 10/15/2037	840,000	942,767
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	1,391,000	1,312,799
Walmart, Inc.
5.63%, 04/15/2041	939,000	1,016,692
		19,834,608
Semiconductors — 0.7%
NVIDIA Corp.
2.00%, 06/15/2031	2,000,000	1,668,819
QUALCOMM, Inc.
4.80%, 05/20/2045	2,000,000	1,933,544
		3,602,363
Software — 1.0%
Fiserv, Inc.
3.50%, 07/01/2029	1,000,000	920,171
Microsoft Corp.
3.70%, 08/08/2046	1,036,000	900,171

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Oracle Corp.
2.40%, 09/15/2023	$ 1,000,000	$ 996,102
2.65%, 07/15/2026	3,000,000	2,798,128
		5,614,572
Telecommunications — 2.1%
AT&T, Inc.
4.75%, 05/15/2046	1,000,000	851,940
6.00%, 08/15/2040	864,000	868,746
6.38%, 03/01/2041	710,000	738,702
Cisco Systems, Inc.
2.20%, 09/20/2023	500,000	497,487
T Mobile Usa, Inc.
1.50%, 02/15/2026	2,000,000	1,816,669
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,813,615
3.38%, 02/15/2025	2,500,000	2,420,274
3.70%, 03/22/2061	2,000,000	1,417,194
Vodafone Group PLC
5.00%, 05/30/2038	1,000,000	941,756
		11,366,383
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,819,963
Transportation — 0.9%
Canadian National Railway Co.
2.45%, 05/01/2050	1,000,000	626,812
CSX Corp.
3.80%, 03/01/2028	3,000,000	2,870,403
FedEx Corp.
3.10%, 08/05/2029	1,500,000	1,350,327
		4,847,542
Total Corporate Bonds & Notes (cost $237,779,727)		215,646,234
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.0%
U.S. Government — 54.0%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	9,000,000	5,687,656
1.25%, 05/15/2050	5,000,000	2,725,781
1.38%, 11/15/2040 to 08/15/2050	6,000,000	3,562,890
1.63%, 11/15/2050	2,000,000	1,204,766
1.75%, 08/15/2041	2,000,000	1,378,672
1.88%, 02/15/2041 to 11/15/2051	6,000,000	3,986,796
2.00%, 11/15/2041 to 08/15/2051	6,000,000	4,088,984
2.25%, 05/15/2041 to 02/15/2052	6,500,000	4,682,382
2.38%, 02/15/2042 to 05/15/2051	4,000,000	2,969,375
2.50%, 02/15/2046 to 05/15/2046	1,652,000	1,238,786
2.75%, 08/15/2042 to 11/15/2047	7,300,000	5,804,859
2.88%, 05/15/2043 to 05/15/2052	4,560,000	3,685,064
3.00%, 11/15/2044 to 02/15/2049	10,462,000	8,600,886
3.13%, 02/15/2043 to 05/15/2048	4,779,000	4,039,914
3.38%, 05/15/2044	1,498,000	1,320,054
3.63%, 08/15/2043 to 02/15/2044	2,102,000	1,927,865
3.75%, 11/15/2043	1,685,000	1,574,817
4.38%, 02/15/2038 to 11/15/2039	3,000,000	3,132,383
4.50%, 05/15/2038	2,000,000	2,117,187
4.63%, 02/15/2040	2,015,000	2,157,939
4.75%, 02/15/2041	1,751,000	1,897,715
5.00%, 05/15/2037	2,000,000	2,231,562
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
5.38%, 02/15/2031	$ 2,000,000	$ 2,174,141
5.50%, 08/15/2028	2,000,000	2,114,141
United States Treasury Notes
0.13%, 02/15/2024	2,000,000	1,944,375
0.25%, 03/15/2024 to 10/31/2025	15,000,000	13,920,782
0.38%, 04/15/2024 to 09/30/2027	19,000,000	17,388,711
0.50%, 03/31/2025 to 10/31/2027	16,000,000	14,068,457
0.63%, 10/15/2024 to 08/15/2030	14,000,000	12,032,343
0.75%, 11/15/2024 to 01/31/2028	13,500,000	12,186,777
0.88%, 06/30/2026 to 11/15/2030	7,500,000	6,416,427
1.00%, 12/15/2024 to 07/31/2028	4,000,000	3,603,750
1.13%, 01/15/2025 to 02/15/2031	8,000,000	6,988,203
1.25%, 08/31/2024 to 08/15/2031	15,100,000	13,367,316
1.38%, 08/31/2026 to 11/15/2031	8,000,000	6,833,907
1.50%, 02/29/2024 to 02/15/2030	16,181,000	15,024,691
1.63%, 02/15/2026 to 05/15/2031	9,719,000	8,696,800
1.75%, 06/30/2024 to 11/15/2029	10,570,000	9,781,046
1.88%, 08/31/2024 to 02/15/2032	7,000,000	6,408,673
2.00%, 05/31/2024 to 11/15/2026	12,004,000	11,437,143
2.13%, 03/31/2024 to 05/15/2025	10,320,000	9,955,412
2.25%, 10/31/2024 to 11/15/2027	18,094,000	17,043,695
2.38%, 08/15/2024 to 05/15/2029	5,721,000	5,332,866
2.50%, 01/31/2024 to 01/31/2025	4,620,000	4,495,887
2.63%, 12/31/2023 to 02/15/2029	3,700,000	3,484,321
2.75%, 02/28/2025 to 08/15/2032	6,500,000	6,127,208
2.88%, 04/30/2025 to 05/15/2032	8,500,000	8,002,149
3.13%, 11/15/2028	3,000,000	2,851,875
		291,697,429
U.S. Government Agency — 2.0%
Federal Farm Credit Bank
4.13%, 12/12/2025	1,000,000	974,841
Federal Home Loan Bank
1.50%, 08/15/2024	1,500,000	1,441,143
2.88%, 09/13/2024	1,000,000	972,779
4.25%, 12/10/2027	2,000,000	1,983,399
5.50%, 07/15/2036	2,000,000	2,231,897
Federal Home Loan Mtg. Corp.
0.38%, 09/23/2025	2,000,000	1,819,648
Tennessee Valley Authority
4.88%, 01/15/2048	1,000,000	995,751
		10,419,458
Total U.S. Government & Agency Obligations (cost $335,084,303)		302,116,887
UNAFFILIATED INVESTMENT COMPANIES — 3.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	73,800	7,959,330
iShares 20+ Year Treasury Bond ETF	14,200	1,420,710
iShares 7-10 Year Treasury Bond ETF	9,900	947,826
iShares 1-3 Year Treasury Bond ETF	44,300	3,593,616
iShares 10-20 Year Treasury Bond ETF	1,400	151,676
iShares 3-7 Year Treasury Bond ETF	33,000	3,798,960
Total Unaffiliated Investment Companies (cost $21,078,686)		17,872,118
Total Long-Term Investment Securities (cost $593,942,716)		535,635,239

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $339,799 and collateralized by $382,400 of the United States Treasury Notes, bearing interest at 1.50% due 01/31/2027 and having an approximate value of $346,610
(cost $339,784)	$ 339,784	$ 339,784
TOTAL INVESTMENTS (cost $594,282,500)(1)	99.3%	535,975,023
Other assets less liabilities	0.7	4,006,208
NET ASSETS	100.0%	$539,981,231
(1)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
ULC—Unlimited Liability Corp.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$215,646,234	$—	$215,646,234
U.S. Government & Agency Obligations	—	302,116,887	—	302,116,887
Unaffiliated Investment Companies	17,872,118	—	—	17,872,118
Repurchase Agreements	—	339,784	—	339,784
Total Investments at Value	$17,872,118	$518,102,905	$—	$535,975,023
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	59.6%
Banks	5.6
Unaffiliated Investment Companies	3.1
Electric	3.1
Software	2.7
Retail	2.3
Oil & Gas	2.1
Pharmaceuticals	1.6
Telecommunications	1.5
Diversified Financial Services	1.3
Food	1.1
Internet	1.0
Commercial Services	1.0
Cosmetics/Personal Care	1.0
Aerospace/Defense	0.9
Chemicals	0.9
Machinery-Diversified	0.8
Healthcare-Services	0.8
Computers	0.7
Gas	0.7
Agriculture	0.7
Miscellaneous Manufacturing	0.7
Semiconductors	0.7
Airlines	0.6
Biotechnology	0.5
Beverages	0.5
Mining	0.5
Auto Parts & Equipment	0.4
Pipelines	0.4
REITS	0.4
Electronics	0.4
Auto Manufacturers	0.3
Insurance	0.3
Transportation	0.3
Apparel	0.2
Repurchase Agreements	0.2
Environmental Control	0.2
Lodging	0.2
Healthcare-Products	0.1
99.4%
Credit Quality†#
Aaa	63.4%
Aa	3.1
A	15.0
Baa	17.8
Not Rated@	0.7
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 36.5%
Aerospace/Defense — 0.9%
General Dynamics Corp.
3.75%, 05/15/2028	$ 2,000,000	$ 1,920,743
RTX Corp.
3.50%, 03/15/2027	3,000,000	2,856,432
		4,777,175
Agriculture — 0.7%
Altria Group, Inc.
2.35%, 05/06/2025	2,000,000	1,888,503
4.00%, 01/31/2024	700,000	692,700
Philip Morris International, Inc.
3.60%, 11/15/2023	1,000,000	993,947
		3,575,150
Airlines — 0.6%
Southwest Airlines Co.
5.13%, 06/15/2027	3,000,000	2,991,290
Apparel — 0.2%
VF Corp.
2.95%, 04/23/2030	1,300,000	1,077,056
Auto Manufacturers — 0.3%
Honda Motor Co., Ltd.
2.53%, 03/10/2027	2,000,000	1,842,450
Auto Parts & Equipment — 0.4%
Lear Corp.
3.50%, 05/30/2030	1,500,000	1,326,692
3.80%, 09/15/2027	1,000,000	939,423
		2,266,115
Banks — 5.6%
Bank of America Corp.
3.88%, 08/01/2025	1,200,000	1,169,537
Bank of Montreal
3.30%, 02/05/2024	1,000,000	987,257
Barclays PLC
3.65%, 03/16/2025	1,000,000	964,806
4.34%, 01/10/2028	2,000,000	1,892,313
BNP Paribas SA
4.25%, 10/15/2024	1,000,000	979,226
Citigroup, Inc.
2.52%, 11/03/2032	2,000,000	1,609,675
6.27%, 11/17/2033	2,000,000	2,123,432
Credit Suisse AG
3.63%, 09/09/2024	1,000,000	970,809
Discover Bank
2.70%, 02/06/2030	2,000,000	1,622,332
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	2,000,000	1,886,207
JPMorgan Chase & Co.
3.88%, 09/10/2024	1,000,000	981,087
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	800,000	767,305
Morgan Stanley
3.63%, 01/20/2027	1,000,000	948,655
4.00%, 07/23/2025	2,000,000	1,947,905
NatWest Group PLC
5.13%, 05/28/2024	1,000,000	987,403
Northern Trust Corp.
1.95%, 05/01/2030	2,000,000	1,659,463
3.95%, 10/30/2025	2,000,000	1,937,886
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Bank NA
2.95%, 02/23/2025	$ 2,500,000	$ 2,388,437
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	1,000,000	924,768
Wells Fargo & Co.
3.00%, 02/19/2025 to 04/22/2026	2,000,000	1,903,348
3.55%, 09/29/2025	1,000,000	960,522
		29,612,373
Beverages — 0.5%
Coca-Cola Co.
2.25%, 01/05/2032	2,000,000	1,691,786
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	1,000,000	992,056
		2,683,842
Biotechnology — 0.5%
Gilead Sciences, Inc.
3.50%, 02/01/2025	900,000	876,990
3.65%, 03/01/2026	2,000,000	1,928,777
		2,805,767
Chemicals — 0.9%
Air Products and Chemicals, Inc.
1.85%, 05/15/2027	2,000,000	1,804,918
2.05%, 05/15/2030	2,000,000	1,701,820
Dow Chemical Co.
4.80%, 11/30/2028	1,000,000	991,266
		4,498,004
Commercial Services — 1.0%
PayPal Holdings, Inc.
2.65%, 10/01/2026	2,000,000	1,862,403
Quanta Services, Inc.
2.90%, 10/01/2030	2,000,000	1,698,843
S&P Global, Inc.
2.70%, 03/01/2029	2,000,000	1,801,455
		5,362,701
Computers — 0.7%
Apple, Inc.
2.05%, 09/11/2026	2,000,000	1,849,597
3.35%, 02/09/2027	1,000,000	959,408
3.45%, 05/06/2024	1,000,000	986,565
		3,795,570
Cosmetics/Personal Care — 1.0%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	2,000,000	1,746,295
Procter & Gamble Co.
1.95%, 04/23/2031	2,000,000	1,693,016
Unilever Capital Corp.
1.75%, 08/12/2031	2,000,000	1,612,794
		5,052,105
Diversified Financial Services — 1.3%
American Express Co.
3.00%, 10/30/2024	2,000,000	1,939,310
Capital One Financial Corp.
3.30%, 10/30/2024	2,000,000	1,931,678
Synchrony Financial
4.38%, 03/19/2024	2,000,000	1,970,842

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Visa, Inc.
3.15%, 12/14/2025	$ 1,000,000	$ 958,550
		6,800,380
Electric — 3.1%
Connecticut Light & Power Co.
3.20%, 03/15/2027	2,000,000	1,879,505
Dominion Energy, Inc.
3.90%, 10/01/2025	1,000,000	966,796
DTE Energy Co.
2.53%, 10/01/2024	2,000,000	1,925,136
Duke Energy Carolinas LLC
4.95%, 01/15/2033	2,000,000	1,990,285
Evergy, Inc.
2.45%, 09/15/2024	2,000,000	1,924,309
Pacific Gas & Electric Co.
2.10%, 08/01/2027	3,000,000	2,586,262
4.55%, 07/01/2030	2,000,000	1,816,632
Sempra
3.25%, 06/15/2027	1,000,000	926,391
Southern California Edison Co.
5.95%, 11/01/2032	2,000,000	2,098,112
		16,113,428
Electronics — 0.4%
Honeywell International, Inc.
2.50%, 11/01/2026	2,000,000	1,869,578
Environmental Control — 0.2%
Republic Services, Inc.
2.50%, 08/15/2024	1,000,000	968,312
Food — 1.1%
Conagra Brands, Inc.
4.30%, 05/01/2024	1,000,000	988,699
General Mills, Inc.
3.20%, 02/10/2027	3,000,000	2,831,495
Kroger Co.
4.50%, 01/15/2029	2,000,000	1,960,732
		5,780,926
Gas — 0.7%
NiSource, Inc.
3.60%, 05/01/2030	2,000,000	1,806,868
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	911,316
Southern California Gas Co.
2.55%, 02/01/2030	1,000,000	859,312
		3,577,496
Healthcare-Products — 0.1%
Abbott Laboratories
3.75%, 11/30/2026	283,000	276,449
Healthcare-Services — 0.8%
Elevance Health, Inc.
5.50%, 10/15/2032	2,000,000	2,050,625
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,926,965
		3,977,590
Insurance — 0.3%
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	2,000,000	1,665,486
Security Description	Shares or Principal Amount	Value

Internet — 1.0%
Alphabet, Inc.
2.00%, 08/15/2026	$ 1,300,000	$ 1,204,161
Amazon.com, Inc.
2.80%, 08/22/2024	1,200,000	1,167,914
eBay, Inc.
3.45%, 08/01/2024	1,300,000	1,272,337
Expedia Group, Inc.
3.80%, 02/15/2028	2,000,000	1,880,014
		5,524,426
Lodging — 0.2%
Marriott International, Inc.
3.13%, 06/15/2026	900,000	847,992
Machinery-Diversified — 0.8%
John Deere Capital Corp.
2.80%, 09/08/2027 to 07/18/2029	2,500,000	2,286,776
Otis Worldwide Corp.
2.57%, 02/15/2030	2,500,000	2,154,202
		4,440,978
Mining — 0.5%
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,000,000	982,475
Newmont Corp.
2.25%, 10/01/2030	2,000,000	1,641,113
		2,623,588
Miscellaneous Manufacturing — 0.7%
3M Co.
2.38%, 08/26/2029	2,000,000	1,734,231
GE Capital Funding LLC
4.40%, 05/15/2030	2,000,000	1,836,078
		3,570,309
Oil & Gas — 2.1%
Diamondback Energy, Inc.
3.13%, 03/24/2031	4,000,000	3,470,393
Pioneer Natural Resources Co.
1.90%, 08/15/2030	4,000,000	3,265,007
Shell International Finance BV
3.25%, 05/11/2025	2,000,000	1,936,222
TotalEnergies Capital International SA
3.75%, 04/10/2024	600,000	592,148
Valero Energy Corp.
4.00%, 04/01/2029	2,000,000	1,897,384
		11,161,154
Pharmaceuticals — 1.6%
AbbVie, Inc.
3.60%, 05/14/2025	800,000	775,050
Allergan Funding SCS
3.80%, 03/15/2025	600,000	571,170
AstraZeneca PLC
1.38%, 08/06/2030	2,000,000	1,599,995
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	1,000,000	962,001
CVS Health Corp.
4.00%, 12/05/2023	700,000	695,573
4.30%, 03/25/2028	2,000,000	1,936,977
Johnson & Johnson
2.45%, 03/01/2026	1,000,000	945,316

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Novartis Capital Corp.
3.40%, 05/06/2024	$ 1,200,000	$ 1,180,282
		8,666,364
Pipelines — 0.4%
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	500,000	498,625
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,658,100
		2,156,725
REITS — 0.4%
Crown Castle, Inc.
3.30%, 07/01/2030	2,000,000	1,759,573
UDR, Inc.
2.10%, 08/01/2032	355,000	268,642
		2,028,215
Retail — 2.3%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,659,542
Home Depot, Inc.
3.90%, 12/06/2028	2,000,000	1,932,669
4.50%, 09/15/2032	2,000,000	1,968,686
Target Corp.
3.38%, 04/15/2029	2,000,000	1,880,194
Walmart, Inc.
2.65%, 12/15/2024	1,000,000	965,764
3.70%, 06/26/2028	2,000,000	1,942,409
4.10%, 04/15/2033	2,000,000	1,931,648
		12,280,912
Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	1,000,000	953,414
NVIDIA Corp.
0.58%, 06/14/2024	2,000,000	1,916,970
QUALCOMM, Inc.
3.45%, 05/20/2025	700,000	679,592
		3,549,976
Software — 2.7%
Microsoft Corp.
3.13%, 11/03/2025	1,300,000	1,253,761
3.30%, 02/06/2027	2,000,000	1,918,666
Oracle Corp.
1.65%, 03/25/2026	2,000,000	1,824,873
2.65%, 07/15/2026	900,000	839,438
3.40%, 07/08/2024	1,000,000	978,989
Roper Technologies, Inc.
1.75%, 02/15/2031	2,000,000	1,584,480
Salesforce, Inc.
0.63%, 07/15/2024	2,000,000	1,910,676
VMware, Inc.
1.00%, 08/15/2024	2,000,000	1,902,555
Workday, Inc.
3.70%, 04/01/2029	2,000,000	1,866,765
		14,080,203
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.5%
Sprint LLC
7.63%, 03/01/2026	$ 2,200,000	$ 2,289,874
T-Mobile USA, Inc.
3.75%, 04/15/2027	1,000,000	948,850
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,813,615
Vodafone Group PLC
4.13%, 05/30/2025	1,000,000	975,789
4.38%, 05/30/2028	2,000,000	1,973,217
		8,001,345
Transportation — 0.3%
FedEx Corp.
3.40%, 02/15/2028	1,500,000	1,404,982
Total Corporate Bonds & Notes (cost $205,559,383)		191,706,412
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 59.6%
U.S. Government — 54.5%
United States Treasury Bonds
5.25%, 02/15/2029	1,000,000	1,050,625
5.38%, 02/15/2031	1,000,000	1,087,070
6.00%, 02/15/2026	1,000,000	1,031,172
6.25%, 05/15/2030	1,500,000	1,689,434
6.50%, 11/15/2026	1,500,000	1,592,402
United States Treasury Notes
0.13%, 02/15/2024	2,000,000	1,944,375
0.25%, 03/15/2024 to 10/31/2025	17,000,000	15,804,141
0.38%, 04/15/2024 to 09/30/2027	18,500,000	16,993,301
0.50%, 03/31/2025 to 10/31/2027	11,000,000	9,697,460
0.63%, 10/15/2024 to 08/15/2030	11,500,000	9,856,132
0.75%, 11/15/2024 to 01/31/2028	10,000,000	9,004,298
0.88%, 06/30/2026 to 11/15/2030	5,500,000	4,756,876
1.00%, 12/15/2024 to 07/31/2028	4,000,000	3,603,750
1.13%, 01/15/2025 to 02/15/2031	15,000,000	13,278,476
1.25%, 08/31/2024 to 08/15/2031	20,500,000	17,738,633
1.38%, 01/31/2025 to 11/15/2031	20,000,000	17,025,820
1.50%, 02/29/2024 to 02/15/2030	15,000,000	13,830,136
1.63%, 02/15/2026 to 05/15/2031	13,000,000	11,597,300
1.75%, 06/30/2024 to 11/15/2029	9,900,000	9,198,719
1.88%, 08/31/2024 to 02/15/2032	15,500,000	13,743,653
2.00%, 04/30/2024 to 11/15/2026	8,000,000	7,658,601
2.13%, 02/29/2024 to 05/31/2026	9,100,000	8,770,004
2.25%, 03/31/2024 to 11/15/2027	14,500,000	13,781,751
2.38%, 02/29/2024 to 05/15/2029	8,600,000	8,111,258
2.50%, 01/31/2024 to 03/31/2027	10,700,000	10,347,163
2.63%, 03/31/2025 to 07/31/2029	13,800,000	13,037,047
2.75%, 02/15/2024 to 08/15/2032	18,500,000	17,565,156
2.88%, 04/30/2025 to 05/15/2032	16,500,000	15,653,848
3.00%, 09/30/2025	1,000,000	962,852
3.13%, 08/31/2027 to 11/15/2028	4,000,000	3,813,672
3.25%, 06/30/2027 to 06/30/2029	4,000,000	3,829,531
3.50%, 01/31/2028 to 02/15/2033	5,500,000	5,322,363
4.13%, 10/31/2027 to 11/15/2032	3,000,000	3,016,758
		286,393,777
U.S. Government Agency — 5.1%
Federal Farm Credit Bank
0.90%, 06/15/2026	1,500,000	1,344,047
Federal Home Loan Bank
1.50%, 08/15/2024	3,000,000	2,882,287
2.50%, 02/13/2024	3,000,000	2,951,598
2.88%, 09/13/2024	1,000,000	972,779

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.25%, 11/16/2028	$ 2,000,000	$ 1,912,576
Federal Home Loan Mtg. Corp.
0.38%, 07/21/2025 to 09/23/2025	5,000,000	4,563,003
Federal National Mtg. Assoc.
0.50%, 06/17/2025	2,500,000	2,300,751
1.63%, 10/15/2024	3,000,000	2,871,429
1.88%, 09/24/2026	2,000,000	1,843,982
2.13%, 04/24/2026	2,000,000	1,873,417
2.63%, 09/06/2024	3,500,000	3,402,126
		26,917,995
Total U.S. Government & Agency Obligations (cost $332,700,098)		313,311,772
UNAFFILIATED INVESTMENT COMPANIES — 3.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,000	5,716,050
iShares 7-10 Year Treasury Bond ETF	12,200	1,168,028
iShares 1-3 Year Treasury Bond ETF	58,000	4,704,960
iShares 3-7 Year Treasury Bond ETF	42,200	4,858,064
Total Unaffiliated Investment Companies (cost $18,601,008)		16,447,102
Total Long-Term Investment Securities (cost $556,860,489)		521,465,286
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $1,061,073 and collateralized by $1,074,800 of United States Treasury Notes, bearing interest at 4.00% due 02/29/2028 and having an approximate value of $1,082,304
(cost $1,061,025)	$ 1,061,025	$ 1,061,025
TOTAL INVESTMENTS (cost $557,921,514)(1)	99.4%	522,526,311
Other assets less liabilities	0.6	3,068,594
NET ASSETS	100.0%	$525,594,905
(1)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$191,706,412	$—	$191,706,412
U.S. Government & Agency Obligations	—	313,311,772	—	313,311,772
Unaffiliated Investment Companies	16,447,102	—	—	16,447,102
Repurchase Agreements	—	1,061,025	—	1,061,025
Total Investments at Value	$16,447,102	$506,079,209	$—	$522,526,311
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Oil & Gas	12.0%
Banks	12.0
Pharmaceuticals	9.3
Semiconductors	6.0
Insurance	5.8
Electric	3.8
Healthcare-Services	3.5
Diversified Financial Services	3.4
Agriculture	3.2
Retail	3.2
Biotechnology	3.2
Transportation	3.1
Telecommunications	3.1
Computers	2.9
Media	2.3
Auto Manufacturers	2.1
Aerospace/Defense	1.9
Unaffiliated Investment Companies	1.7
Machinery-Diversified	1.6
Home Builders	1.6
Food	1.4
Iron/Steel	1.3
Machinery-Construction & Mining	1.2
Pipelines	1.2
Commercial Services	1.1
Chemicals	0.9
Miscellaneous Manufacturing	0.8
Packaging & Containers	0.8
Building Materials	0.7
Software	0.7
Short-Term Investments	0.6
Electronics	0.5
Distribution/Wholesale	0.5
Advertising	0.4
Oil & Gas Services	0.3
Real Estate	0.3
Apparel	0.2
Hand/Machine Tools	0.2
Auto Parts & Equipment	0.2
Mining	0.2
Leisure Time	0.2
Beverages	0.1
Environmental Control	0.1
Forest Products & Paper	0.1
Shipbuilding	0.1
Lodging	0.1
Engineering & Construction	0.1
Metal Fabricate/Hardware	0.1
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Advertising — 0.4%
Interpublic Group of Cos., Inc.	50,900	$ 1,742,307
Omnicom Group, Inc.	32,800	2,775,536
		4,517,843
Aerospace/Defense — 1.9%
General Dynamics Corp.	24,400	5,455,352
Lockheed Martin Corp.	27,700	12,364,449
RTX Corp.	74,800	6,577,164
		24,396,965
Agriculture — 3.2%
Altria Group, Inc.	229,800	10,437,516
Archer-Daniels-Midland Co.	89,100	7,569,936
Bunge, Ltd.	13,500	1,467,045
Darling Ingredients, Inc.†	20,900	1,447,325
Philip Morris International, Inc.	197,000	19,644,840
		40,566,662
Apparel — 0.2%
Levi Strauss & Co., Class A	12,600	189,882
Ralph Lauren Corp.	5,348	702,353
Skechers USA, Inc., Class A†	17,200	955,976
Tapestry, Inc.	30,500	1,316,075
		3,164,286
Auto Manufacturers — 2.1%
Cummins, Inc.	18,600	4,850,880
Ford Motor Co.	631,000	8,335,510
General Motors Co.	186,100	7,140,657
PACCAR, Inc.	68,348	5,886,813
		26,213,860
Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	30,700	1,427,550
Lear Corp.	7,700	1,191,652
		2,619,202
Banks — 12.0%
Bank of America Corp.	1,078,900	34,524,800
Bank of New York Mellon Corp.	110,200	4,998,672
BOK Financial Corp.	8,800	783,904
Citigroup, Inc.	173,300	8,259,478
Goldman Sachs Group, Inc.	44,400	15,800,628
JPMorgan Chase & Co.	384,200	60,688,232
Morgan Stanley	221,400	20,271,384
Regions Financial Corp.	122,300	2,491,251
State Street Corp.	45,800	3,317,752
		151,136,101
Beverages — 0.1%
Molson Coors Beverage Co., Class B	26,241	1,830,834
Biotechnology — 3.2%
Amgen, Inc.	70,000	16,390,500
Biogen, Inc.†	15,800	4,269,002
Bio-Rad Laboratories, Inc., Class A†	3,300	1,337,688
Gilead Sciences, Inc.	164,200	12,502,188
Moderna, Inc.†	50,500	5,941,830
		40,441,208
Building Materials — 0.7%
Builders FirstSource, Inc.†	19,300	2,787,499
Fortune Brands Innovations, Inc.	16,700	1,186,869
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Masco Corp.	42,300	$ 2,566,764
Owens Corning	16,500	2,309,835
		8,850,967
Chemicals — 0.9%
Dow, Inc.	89,100	5,031,477
Eastman Chemical Co.	15,400	1,317,932
LyondellBasell Industries NV, Class A	42,843	4,235,459
Olin Corp.	17,903	1,032,645
		11,617,513
Commercial Services — 1.1%
Avis Budget Group, Inc.†	3,500	771,015
FleetCor Technologies, Inc.†	9,300	2,314,863
Global Payments, Inc.	18,800	2,072,700
Robert Half, Inc.	11,900	882,385
Service Corp. International	28,100	1,872,865
U-Haul Holding Co.	2,300	139,978
U-Haul Holding Co. (Non-Voting)	23,000	1,315,830
United Rentals, Inc.	8,600	3,996,248
		13,365,884
Computers — 2.9%
CACI International, Inc., Class A†	2,300	806,012
Cognizant Technology Solutions Corp., Class A	55,400	3,658,062
Dell Technologies, Inc., Class C	30,200	1,598,184
DXC Technology Co.†	30,000	829,500
Hewlett Packard Enterprise Co.	208,900	3,630,682
HP, Inc.	208,400	6,841,772
International Business Machines Corp.	105,600	15,225,408
Leidos Holdings, Inc.	17,947	1,678,583
NetApp, Inc.	25,400	1,981,454
		36,249,657
Distribution/Wholesale — 0.5%
Ferguson PLC	22,300	3,604,126
LKQ Corp.	49,300	2,701,147
		6,305,273
Diversified Financial Services — 3.4%
Ally Financial, Inc.	15,500	473,370
American Express Co.	96,300	16,263,144
Ameriprise Financial, Inc.	14,200	4,947,990
Capital One Financial Corp.	41,600	4,868,032
Discover Financial Services	35,800	3,778,690
Invesco, Ltd.	59,500	999,600
Jefferies Financial Group, Inc.	32,800	1,206,712
LPL Financial Holdings, Inc.	8,400	1,926,624
Raymond James Financial, Inc.	10,900	1,199,763
Stifel Financial Corp.	9,500	603,630
Synchrony Financial	57,400	1,982,596
T. Rowe Price Group, Inc.	28,400	3,500,584
Voya Financial, Inc.	18,800	1,396,088
		43,146,823
Electric — 3.8%
Alliant Energy Corp.	30,500	1,639,070
CenterPoint Energy, Inc.	56,300	1,694,067
Consolidated Edison, Inc.	37,900	3,595,194
Duke Energy Corp.	97,700	9,146,674
Edison International	44,700	3,216,612
Evergy, Inc.	29,100	1,745,127

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Eversource Energy	39,800	$ 2,878,734
Exelon Corp.	157,200	6,580,392
OGE Energy Corp.	26,278	949,950
Pinnacle West Capital Corp.	14,894	1,233,521
PPL Corp.	96,500	2,656,645
Public Service Enterprise Group, Inc.	84,400	5,327,328
Sempra	41,400	6,169,428
Vistra Corp.	54,000	1,515,240
		48,347,982
Electronics — 0.5%
Arrow Electronics, Inc.†	11,600	1,653,464
Jabil, Inc.	23,500	2,600,745
Sensata Technologies Holding PLC	20,000	845,000
TD SYNNEX Corp.	12,300	1,214,133
		6,313,342
Engineering & Construction — 0.1%
TopBuild Corp.†	2,800	767,004
Environmental Control — 0.1%
Pentair PLC	21,600	1,501,200
Food — 1.4%
Campbell Soup Co.	32,600	1,493,732
Conagra Brands, Inc.	62,363	2,046,130
Ingredion, Inc.	8,600	956,836
J.M. Smucker Co.	5,200	783,380
Kellogg Co.	39,800	2,662,222
Kraft Heinz Co.	160,500	5,806,890
Kroger Co.	93,700	4,557,568
		18,306,758
Forest Products & Paper — 0.1%
International Paper Co.	37,900	1,366,674
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.	7,200	1,124,496
Snap-on, Inc.	7,000	1,907,080
		3,031,576
Healthcare-Services — 3.5%
DaVita, Inc.†	10,000	1,019,900
Elevance Health, Inc.	39,800	18,770,874
HCA Healthcare, Inc.	54,000	14,731,740
Laboratory Corp. of America Holdings	14,200	3,037,806
Molina Healthcare, Inc.†	4,200	1,278,858
Quest Diagnostics, Inc.	21,200	2,866,452
Tenet Healthcare Corp.†	11,200	836,976
Universal Health Services, Inc., Class B	14,200	1,973,232
		44,515,838
Home Builders — 1.6%
D.R. Horton, Inc.	58,600	7,443,372
Lennar Corp., Class A	42,300	5,364,909
NVR, Inc.†	470	2,964,027
PulteGroup, Inc.	42,300	3,569,697
Toll Brothers, Inc.	7,900	634,607
		19,976,612
Insurance — 5.8%
Aflac, Inc.	86,800	6,279,112
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Allstate Corp.	37,400	$ 4,214,232
American Financial Group, Inc.	9,300	1,130,973
Arch Capital Group, Ltd.†	49,300	3,830,117
Assurant, Inc.	2,700	363,177
Chubb, Ltd.	56,300	11,508,283
Cincinnati Financial Corp.	20,000	2,151,600
Equitable Holdings, Inc.	54,000	1,549,260
Fidelity National Financial, Inc.	35,600	1,394,452
First American Financial Corp.	13,500	855,630
Globe Life, Inc.	10,500	1,177,785
Hartford Financial Services Group, Inc.	44,700	3,213,036
Loews Corp.	32,800	2,054,920
Markel Group, Inc.†	1,400	2,029,594
MetLife, Inc.	112,600	7,090,422
Old Republic International Corp.	39,800	1,097,286
Primerica, Inc.	4,000	850,800
Principal Financial Group, Inc.	32,800	2,619,736
Prudential Financial, Inc.	49,300	4,756,957
Reinsurance Group of America, Inc.	8,343	1,170,940
Travelers Cos., Inc.	58,600	10,114,946
Unum Group	26,000	1,263,860
W.R. Berkley Corp.	34,625	2,136,016
		72,853,134
Iron/Steel — 1.3%
Cleveland-Cliffs, Inc.†	56,300	993,695
Commercial Metals Co.	6,000	343,320
Nucor Corp.	47,000	8,088,230
Reliance Steel & Aluminum Co.	9,300	2,723,598
Steel Dynamics, Inc.	32,800	3,495,824
United States Steel Corp.	30,700	782,850
		16,427,517
Leisure Time — 0.2%
Brunswick Corp.	11,600	1,001,196
Polaris, Inc.	7,200	978,048
		1,979,244
Lodging — 0.1%
Boyd Gaming Corp.	13,494	921,910
Machinery-Construction & Mining — 1.2%
Caterpillar, Inc.	56,300	14,929,071
Oshkosh Corp.	9,300	856,251
		15,785,322
Machinery-Diversified — 1.6%
AGCO Corp.	9,800	1,304,380
CNH Industrial NV	146,100	2,097,996
Deere & Co.	32,100	13,790,160
Dover Corp.	16,000	2,335,520
Middleby Corp.†	5,800	880,730
		20,408,786
Media — 2.3%
Comcast Corp., Class A	577,000	26,115,020
Fox Corp., Class A	54,000	1,806,300
Nexstar Media Group, Inc.	4,900	914,928
		28,836,248
Metal Fabricate/Hardware — 0.1%
Timken Co.	7,900	733,594

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.2%
Newmont Corp.	57,000	$ 2,446,440
Miscellaneous Manufacturing — 0.8%
Carlisle Cos., Inc.	2,600	720,720
Parker-Hannifin Corp.	17,000	6,970,170
Textron, Inc.	35,100	2,729,727
		10,420,617
Oil & Gas — 12.0%
APA Corp.	42,300	1,712,727
Chevron Corp.	206,733	33,833,923
ConocoPhillips	163,300	19,223,676
EOG Resources, Inc.	93,700	12,418,061
Exxon Mobil Corp.	501,900	53,823,756
Marathon Oil Corp.	91,370	2,400,290
Marathon Petroleum Corp.	46,300	6,158,826
Occidental Petroleum Corp.	118,800	7,499,844
PDC Energy, Inc.	11,900	903,091
Phillips 66	50,000	5,577,500
Range Resources Corp.	30,700	964,901
Southwestern Energy Co.†	56,600	366,768
Valero Energy Corp.	51,600	6,651,756
		151,535,119
Oil & Gas Services — 0.3%
Halliburton Co.	98,400	3,845,472
NOV, Inc.	28,100	564,248
		4,409,720
Packaging & Containers — 0.8%
Amcor PLC	253,300	2,598,858
Berry Global Group, Inc.	16,000	1,049,120
Crown Holdings, Inc.	21,200	1,966,512
Graphic Packaging Holding Co.	40,000	968,000
Packaging Corp. of America	14,200	2,177,570
Sealed Air Corp.	7,400	337,588
Sonoco Products Co.	12,300	721,272
		9,818,920
Pharmaceuticals — 9.3%
AbbVie, Inc.	231,400	34,612,812
AmerisourceBergen Corp.	32,800	6,130,320
Bristol-Myers Squibb Co.	278,400	17,313,696
Cardinal Health, Inc.	34,207	3,128,914
Cigna Group	42,300	12,482,730
Henry Schein, Inc.†	16,500	1,300,035
McKesson Corp.	25,800	10,381,920
Merck & Co., Inc.	286,100	30,512,565
Viatris, Inc.	130,700	1,376,271
		117,239,263
Pipelines — 1.2%
Cheniere Energy, Inc.	26,500	4,289,290
Kinder Morgan, Inc.	294,400	5,213,824
ONEOK, Inc.	51,600	3,459,264
Williams Cos., Inc.	62,600	2,156,570
		15,118,948
Real Estate — 0.3%
CBRE Group, Inc., Class A†	41,399	3,448,951
Jones Lang LaSalle, Inc.†	5,100	849,405
		4,298,356
Security Description	Shares or Principal Amount	Value

Retail — 3.2%
AutoNation, Inc.†	11,600	$ 1,867,368
Bath & Body Works, Inc.	28,800	1,067,328
Best Buy Co., Inc.	29,100	2,416,755
Lithia Motors, Inc.	2,500	776,325
Lowe's Cos., Inc.	117,200	27,456,444
Murphy USA, Inc.	2,300	706,169
Penske Automotive Group, Inc.	11,600	1,872,472
Walgreens Boots Alliance, Inc.	105,600	3,164,832
Williams-Sonoma, Inc.	8,600	1,192,304
		40,519,997
Semiconductors — 6.0%
Applied Materials, Inc.	110,500	16,750,695
KLA Corp.	16,700	8,582,965
Lam Research Corp.	17,900	12,860,971
Micron Technology, Inc.	142,800	10,194,492
ON Semiconductor Corp.†	47,200	5,085,800
QUALCOMM, Inc.	146,800	19,402,556
Skyworks Solutions, Inc.	20,900	2,390,333
		75,267,812
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	5,100	1,171,317
Software — 0.7%
Fiserv, Inc.†	65,594	8,278,619
Telecommunications — 3.1%
Cisco Systems, Inc.	538,200	28,007,928
Corning, Inc.	110,700	3,757,158
Verizon Communications, Inc.	216,100	7,364,688
		39,129,774
Transportation — 3.1%
C.H. Robinson Worldwide, Inc.	15,600	1,562,808
CSX Corp.	221,600	7,383,712
Expeditors International of Washington, Inc.	20,900	2,660,570
FedEx Corp.	33,000	8,908,350
Knight-Swift Transportation Holdings, Inc.	20,500	1,245,375
United Parcel Service, Inc., Class B	95,800	17,927,054
		39,687,869
Total Common Stocks (cost $985,653,958)		1,235,838,590
UNAFFILIATED INVESTMENT COMPANIES — 1.7%
iShares Russell 1000 Value ETF (cost $21,200,002)	130,000	21,240,700
Total Long-Term Investment Securities (cost $1,006,853,960)		1,257,079,290

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(1) (cost $7,010,226)	7,010,226	$ 7,010,226
TOTAL INVESTMENTS (cost $1,013,864,186)(2)	100.1%	1,264,089,516
Other assets less liabilities	(0.1)	(801,285)
NET ASSETS	100.0%	$1,263,288,231
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2023.
(2)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,235,838,590	$—	$—	$1,235,838,590
Unaffiliated Investment Companies	21,240,700	—	—	21,240,700
Short-Term Investments	7,010,226	—	—	7,010,226
Total Investments at Value	$1,264,089,516	$—	$—	$1,264,089,516
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Banks	10.8%
Electronics	6.8
Building Materials	6.2
Insurance	5.9
Healthcare-Products	4.5
REITS	4.3
Chemicals	4.2
Commercial Services	3.9
Machinery-Diversified	3.6
Food	3.6
Lodging	3.5
Software	3.3
Real Estate	3.1
Semiconductors	3.0
Oil & Gas	2.9
Retail	2.8
Toys/Games/Hobbies	2.5
Engineering & Construction	2.4
Energy-Alternate Sources	2.2
Auto Parts & Equipment	2.2
Apparel	2.2
Home Builders	2.1
Savings & Loans	1.8
Oil & Gas Services	1.8
Short-Term Investments	1.7
Diversified Financial Services	1.3
Hand/Machine Tools	1.2
Telecommunications	1.2
Computers	0.9
Investment Companies	0.8
Leisure Time	0.8
Iron/Steel	0.6
Metal Fabricate/Hardware	0.6
Miscellaneous Manufacturing	0.5
Electric	0.4
Electrical Components & Equipment	0.2
Mining	0.1
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Apparel — 2.2%
Capri Holdings, Ltd.†	44,959	$ 1,659,437
Carter's, Inc.	40,100	3,007,901
Dr. Martens PLC	999,494	1,957,400
		6,624,738
Auto Parts & Equipment — 2.2%
Adient PLC†	157,999	6,724,437
Banks — 10.8%
Atlantic Union Bankshares Corp.	26,934	861,349
Camden National Corp.	57,902	2,002,251
Columbia Banking System, Inc.	319,470	7,140,155
First Bancorp	32,092	1,061,603
First Commonwealth Financial Corp.	36,896	532,778
First Interstate BancSystem, Inc., Class A	188,837	5,425,287
German American Bancorp, Inc.	59,152	1,742,618
Peoples Bancorp, Inc.	81,744	2,302,729
Seacoast Banking Corp. of Florida	104,040	2,570,828
SouthState Corp.	86,705	6,734,377
TriCo Bancshares	76,773	2,869,775
		33,243,750
Building Materials — 6.2%
Louisiana-Pacific Corp.	41,924	3,191,674
Masonite International Corp.†	44,102	4,610,864
Summit Materials, Inc., Class A†	97,484	3,526,971
UFP Industries, Inc.	74,844	7,690,970
		19,020,479
Chemicals — 4.2%
Ashland, Inc.	1,704	155,677
Avient Corp.	110,577	4,481,686
Elementis PLC†	2,885,495	4,095,627
Olin Corp.	37,965	2,189,821
Tronox Holdings PLC	155,682	2,069,014
		12,991,825
Commercial Services — 3.9%
Colliers International Group, Inc.	7,271	736,407
Herc Holdings, Inc.	35,060	4,692,080
ICF International, Inc.	5,617	660,503
Kforce, Inc.	34,290	2,175,358
QinetiQ Group PLC	868,265	3,592,462
WillScot Mobile Mini Holdings Corp.†	3,391	162,598
		12,019,408
Computers — 0.9%
NetScout Systems, Inc.†	100,229	2,801,401
Diversified Financial Services — 1.3%
Bread Financial Holdings, Inc.	57,303	2,382,086
Piper Sandler Cos.	10,324	1,511,020
		3,893,106
Electric — 0.4%
Black Hills Corp.	13,780	831,347
IDACORP, Inc.	5,180	532,608
		1,363,955
Electrical Components & Equipment — 0.2%
Insteel Industries, Inc.	22,018	710,081
Security Description	Shares or Principal Amount	Value

Electronics — 6.8%
Atmus Filtration Technologies, Inc.†	123,994	$ 2,957,257
Benchmark Electronics, Inc.	115,684	3,066,783
Coherent Corp.†	161,529	7,650,014
CTS Corp.	3,429	153,036
Knowles Corp.†	378,678	6,918,447
		20,745,537
Energy-Alternate Sources — 2.2%
Green Plains, Inc.†	193,102	6,857,052
Engineering & Construction — 2.4%
Primoris Services Corp.	146,195	4,643,153
Stantec, Inc.	40,227	2,724,204
		7,367,357
Food — 3.6%
Glanbia PLC	501,763	7,784,326
Maple Leaf Foods, Inc.	151,870	3,169,501
		10,953,827
Hand/Machine Tools — 1.2%
Regal Rexnord Corp.	23,052	3,600,261
Healthcare-Products — 4.5%
Envista Holdings Corp.†	243,374	8,374,500
Integer Holdings Corp.†	59,240	5,478,515
		13,853,015
Home Builders — 2.1%
Century Communities, Inc.	10,129	782,161
LCI Industries	27,179	3,703,682
M/I Homes, Inc.†	9,713	971,300
Meritage Homes Corp.	4,250	633,038
Taylor Morrison Home Corp.†	4,376	211,886
		6,302,067
Insurance — 5.9%
CNO Financial Group, Inc.	223,862	5,757,731
Hanover Insurance Group, Inc.	73,954	8,392,300
Horace Mann Educators Corp.	125,256	3,773,963
		17,923,994
Investment Companies — 0.8%
Melrose Industries PLC	374,531	2,547,467
Iron/Steel — 0.6%
Commercial Metals Co.	32,904	1,882,767
Leisure Time — 0.8%
Brunswick Corp.	27,092	2,338,311
Lodging — 3.5%
Boyd Gaming Corp.	29,412	2,009,428
Dalata Hotel Group PLC†	430,612	2,014,564
Hilton Grand Vacations, Inc.†	146,808	6,826,572
		10,850,564
Machinery-Diversified — 3.6%
Columbus McKinnon Corp.	119,602	5,063,949
Mueller Water Products, Inc., Class A	185,314	2,981,702
Zurn Elkay Water Solutions Corp.	98,778	3,006,802
		11,052,453

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.6%
Ryerson Holding Corp.	39,078	$ 1,660,424
Timken Co.	1,877	174,298
		1,834,722
Mining — 0.1%
Alcoa Corp.	4,321	156,377
Miscellaneous Manufacturing — 0.5%
Senior PLC	678,294	1,450,233
Oil & Gas — 2.9%
Crescent Point Energy Corp.	1,102,516	8,937,850
Oil & Gas Services — 1.8%
TechnipFMC PLC†	299,537	5,493,509
Real Estate — 3.1%
McGrath RentCorp	97,532	9,400,134
REITS — 4.3%
Alexander & Baldwin, Inc.	162,522	3,120,422
Highwoods Properties, Inc.	161,540	4,082,116
STAG Industrial, Inc.	40,286	1,462,382
Sunstone Hotel Investors, Inc.	439,519	4,478,699
		13,143,619
Retail — 2.8%
Brinker International, Inc.†	100,599	3,951,529
Children's Place, Inc.†	67,021	2,107,140
Group 1 Automotive, Inc.	1,823	471,300
Jack in the Box, Inc.	22,061	2,193,084
		8,723,053
Savings & Loans — 1.8%
WSFS Financial Corp.	127,739	5,588,581
Semiconductors — 3.0%
Cohu, Inc.†	115,546	5,043,583
Onto Innovation, Inc.†	34,100	4,239,312
		9,282,895
Security Description	Shares or Principal Amount	Value

Software — 3.3%
ACI Worldwide, Inc.†	442,083	$ 10,251,905
Telecommunications — 1.2%
Clearfield, Inc.†	76,179	3,560,606
Toys/Games/Hobbies — 2.5%
Mattel, Inc.†	356,713	7,597,987
Total Long-Term Investment Securities (cost $282,046,211)		301,089,323
SHORT-TERM INVESTMENTS — 1.7%
U.S. Government Agency — 1.4%
Federal Home Loan Bank
5.20%, 08/01/2023	$4,275,000	4,275,000
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(1)	806,822	806,822
Total Short-Term Investments (cost $5,081,822)		5,081,822
TOTAL INVESTMENTS (cost $287,128,033)(2)	99.9%	306,171,145
Other assets less liabilities	0.1	387,238
NET ASSETS	100.0%	$306,558,383
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2023.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$301,089,323	$ —	$—	$301,089,323
Short-Term Investments:
U.S. Government Agency	—	4,275,000	—	4,275,000
Other Short-Term Investments	806,822	—	—	806,822
Total Investments at Value	$301,896,145	$4,275,000	$—	$306,171,145
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Internet	10.8%
Software	10.4
Computers	8.6
Semiconductors	7.2
Retail	5.0
Pharmaceuticals	4.6
Oil & Gas	4.2
Biotechnology	3.6
Diversified Financial Services	3.5
Banks	3.3
Auto Manufacturers	3.2
Insurance	3.2
Healthcare-Services	3.1
Healthcare-Products	2.6
REITS	2.4
Food	2.1
Beverages	2.0
Electric	1.9
Electronics	1.8
Telecommunications	1.7
Iron/Steel	1.3
Chemicals	1.3
Cosmetics/Personal Care	1.2
Media	1.2
Aerospace/Defense	1.1
Commercial Services	0.9
Distribution/Wholesale	0.8
Building Materials	0.8
Transportation	0.7
Hand/Machine Tools	0.6
Short-Term Investments	0.5
Agriculture	0.5
Home Builders	0.4
Energy-Alternate Sources	0.4
Apparel	0.3
Advertising	0.3
Gas	0.3
Auto Parts & Equipment	0.3
Packaging & Containers	0.3
Pipelines	0.3
Machinery-Diversified	0.2
Miscellaneous Manufacturing	0.2
Environmental Control	0.1
Metal Fabricate/Hardware	0.1
Home Furnishings	0.1
Electrical Components & Equipment	0.1
Lodging	0.1
Real Estate	0.1
Engineering & Construction	0.1
Leisure Time	0.1
Household Products/Wares	0.1
Water	0.1
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Advertising — 0.3%
Omnicom Group, Inc.	5,400	$ 456,948
Aerospace/Defense — 1.1%
Lockheed Martin Corp.	3,617	1,614,520
Agriculture — 0.5%
Altria Group, Inc.	10,771	489,219
Philip Morris International, Inc.	2,113	210,708
		699,927
Apparel — 0.3%
Deckers Outdoor Corp.†	884	480,622
Auto Manufacturers — 3.2%
General Motors Co.	39,361	1,510,282
PACCAR, Inc.	11,729	1,010,219
Tesla, Inc.†	7,401	1,979,249
		4,499,750
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	3,052	179,122
BorgWarner, Inc.	3,913	181,955
Phinia, Inc.†	782	22,185
		383,262
Banks — 3.3%
Bank OZK	3,549	155,198
Citigroup, Inc.	33,995	1,620,202
First Citizens BancShares, Inc., Class A	363	519,562
FNB Corp.	11,672	149,285
JPMorgan Chase & Co.	9,643	1,523,208
State Street Corp.	8,987	651,018
		4,618,473
Beverages — 2.0%
Molson Coors Beverage Co., Class B	5,809	405,294
Monster Beverage Corp.†	4,730	271,928
PepsiCo, Inc.	11,347	2,127,108
		2,804,330
Biotechnology — 3.6%
Biogen, Inc.†	2,962	800,303
Gilead Sciences, Inc.	21,905	1,667,847
Regeneron Pharmaceuticals, Inc.†	1,156	857,648
Vertex Pharmaceuticals, Inc.†	4,795	1,689,470
		5,015,268
Building Materials — 0.8%
Builders FirstSource, Inc.†	4,226	610,361
Eagle Materials, Inc.	1,008	185,845
Owens Corning	1,926	269,621
		1,065,827
Chemicals — 1.3%
Air Products & Chemicals, Inc.	473	144,421
Linde PLC	2,171	848,145
LyondellBasell Industries NV, Class A	3,135	309,926
Mosaic Co.	6,503	265,062
PPG Industries, Inc.	1,357	195,272
		1,762,826
Commercial Services — 0.9%
Avis Budget Group, Inc.†	665	146,493
Gartner, Inc.†	575	203,314
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
H&R Block, Inc.	4,035	$ 135,616
MarketAxess Holdings, Inc.	1,295	348,640
Quanta Services, Inc.	1,000	201,620
Rollins, Inc.	4,471	182,551
		1,218,234
Computers — 8.6%
Amdocs, Ltd.	4,034	377,744
Apple, Inc.	51,406	10,098,709
CACI International, Inc., Class A†	754	264,232
Cognizant Technology Solutions Corp., Class A	3,875	255,866
DXC Technology Co.†	7,605	210,278
Hewlett Packard Enterprise Co.	42,712	742,334
Science Applications International Corp.	1,853	224,843
		12,174,006
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	20,538	1,566,228
Procter & Gamble Co.	945	147,703
		1,713,931
Distribution/Wholesale — 0.8%
Copart, Inc.†	8,111	716,931
WW Grainger, Inc.	640	472,634
		1,189,565
Diversified Financial Services — 3.5%
Affiliated Managers Group, Inc.	1,250	173,300
Cboe Global Markets, Inc.	3,685	514,721
Evercore, Inc., Class A	1,205	162,747
Mastercard, Inc., Class A	1,086	428,188
OneMain Holdings, Inc.	3,751	170,595
SEI Investments Co.	3,425	215,741
Synchrony Financial	14,325	494,786
Visa, Inc., Class A	11,114	2,642,131
Western Union Co.	12,906	157,195
		4,959,404
Electric — 1.9%
American Electric Power Co., Inc.	3,331	282,269
Consolidated Edison, Inc.	12,126	1,150,273
Edison International	2,382	171,409
Evergy, Inc.	8,323	499,130
Pinnacle West Capital Corp.	2,833	234,629
Vistra Corp.	10,019	281,133
		2,618,843
Electrical Components & Equipment — 0.1%
Acuity Brands, Inc.	1,057	174,659
Electronics — 1.8%
Arrow Electronics, Inc.†	1,092	155,654
Hubbell, Inc.	1,806	563,472
Jabil, Inc.	4,350	481,414
Mettler-Toledo International, Inc.†	755	949,390
nVent Electric PLC	5,149	272,279
Vontier Corp.	5,235	161,919
		2,584,128
Energy-Alternate Sources — 0.4%
First Solar, Inc.†	2,698	559,565
Engineering & Construction — 0.1%
EMCOR Group, Inc.	751	161,495

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.1%
Clean Harbors, Inc.†	1,131	$ 188,040
Food — 2.1%
Albertsons Cos., Inc., Class A	13,856	301,091
Hershey Co.	5,044	1,166,728
Ingredion, Inc.	2,211	245,996
Kroger Co.	22,319	1,085,596
Performance Food Group Co.†	2,194	131,113
		2,930,524
Gas — 0.3%
Atmos Energy Corp.	3,596	437,669
Hand/Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	1,871	375,528
Snap-on, Inc.	1,761	479,767
		855,295
Healthcare-Products — 2.6%
Align Technology, Inc.†	464	175,341
Bruker Corp.	3,584	246,292
Edwards Lifesciences Corp.†	2,940	241,286
Hologic, Inc.†	8,256	655,692
IDEXX Laboratories, Inc.†	2,792	1,548,806
West Pharmaceutical Services, Inc.	1,538	566,046
Zimmer Biomet Holdings, Inc.	1,855	256,268
		3,689,731
Healthcare-Services — 3.1%
Centene Corp.†	15,586	1,061,251
Chemed Corp.	495	257,940
HCA Healthcare, Inc.	871	237,617
Humana, Inc.	3,498	1,597,991
Medpace Holdings, Inc.†	781	197,726
UnitedHealth Group, Inc.	2,023	1,024,386
		4,376,911
Home Builders — 0.4%
NVR, Inc.†	72	454,064
Toll Brothers, Inc.	1,907	153,189
		607,253
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	1,998	177,043
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	1,041	134,393
Insurance — 3.2%
Aon PLC, Class A	2,140	681,590
Arch Capital Group, Ltd.†	13,782	1,070,724
Berkshire Hathaway, Inc., Class B†	4,638	1,632,390
Everest Group, Ltd.	343	123,655
Hartford Financial Services Group, Inc.	2,680	192,638
MGIC Investment Corp.	9,689	162,194
Primerica, Inc.	1,218	259,069
Unum Group	6,555	318,638
		4,440,898
Internet — 10.8%
Alphabet, Inc., Class A†	20,949	2,780,351
Alphabet, Inc., Class C†	15,264	2,031,791
Amazon.com, Inc.†	27,729	3,706,813
Booking Holdings, Inc.†	300	891,240
eBay, Inc.	15,927	708,911
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc., Class A†	11,862	$ 3,779,233
Netflix, Inc.†	2,278	999,974
VeriSign, Inc.†	1,530	322,753
		15,221,066
Iron/Steel — 1.3%
Nucor Corp.	3,176	546,558
Reliance Steel & Aluminum Co.	1,956	572,834
Steel Dynamics, Inc.	6,224	663,354
		1,782,746
Leisure Time — 0.1%
Brunswick Corp.	1,598	137,923
Lodging — 0.1%
Boyd Gaming Corp.	2,544	173,806
Machinery-Diversified — 0.2%
AGCO Corp.	2,040	271,524
Media — 1.2%
Comcast Corp., Class A	18,755	848,851
FactSet Research Systems, Inc.	1,291	561,637
Nexstar Media Group, Inc.	717	133,878
World Wrestling Entertainment, Inc., Class A	1,458	153,090
		1,697,456
Metal Fabricate/Hardware — 0.1%
Timken Co.	1,995	185,256
Miscellaneous Manufacturing — 0.2%
Textron, Inc.	3,239	251,897
Oil & Gas — 4.2%
Chevron Corp.	5,510	901,767
Exxon Mobil Corp.	12,290	1,317,980
Marathon Petroleum Corp.	13,228	1,759,588
PDC Energy, Inc.	2,963	224,862
Valero Energy Corp.	12,849	1,656,364
		5,860,561
Packaging & Containers — 0.3%
AptarGroup, Inc.	1,068	129,719
Graphic Packaging Holding Co.	10,195	246,719
		376,438
Pharmaceuticals — 4.6%
Becton Dickinson & Co.	540	150,455
Bristol-Myers Squibb Co.	15,536	966,184
Cardinal Health, Inc.	8,799	804,844
Cigna Group	697	205,685
Eli Lilly & Co.	2,718	1,235,467
Johnson & Johnson	5,564	932,137
Merck & Co., Inc.	20,606	2,197,630
		6,492,402
Pipelines — 0.3%
Cheniere Energy, Inc.	2,313	374,382
Real Estate — 0.1%
Jones Lang LaSalle, Inc.†	985	164,052
REITS — 2.4%
First Industrial Realty Trust, Inc.	4,424	228,721
Gaming & Leisure Properties, Inc.	4,025	191,026

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Mid-America Apartment Communities, Inc.	2,004	$ 299,919
Omega Healthcare Investors, Inc.	6,769	215,931
Public Storage	2,795	787,491
Simon Property Group, Inc.	4,238	528,055
VICI Properties, Inc.	37,567	1,182,609
		3,433,752
Retail — 5.0%
AutoNation, Inc.†	1,117	179,815
AutoZone, Inc.†	159	394,593
Best Buy Co., Inc.	1,520	126,236
Genuine Parts Co.	1,231	191,691
Lowe's Cos., Inc.	3,581	838,921
Lululemon Athletica, Inc.†	391	148,005
McDonald's Corp.	3,511	1,029,425
O'Reilly Automotive, Inc.†	700	648,053
TJX Cos., Inc.	5,154	445,976
Ulta Beauty, Inc.†	1,531	680,989
Walmart, Inc.	11,031	1,763,416
Williams-Sonoma, Inc.	1,113	154,306
Yum! Brands, Inc.	2,862	394,012
		6,995,438
Semiconductors — 7.2%
Broadcom, Inc.	950	853,718
KLA Corp.	2,336	1,200,587
Microchip Technology, Inc.	12,180	1,144,189
NVIDIA Corp.	7,508	3,508,413
ON Semiconductor Corp.†	14,266	1,537,162
Texas Instruments, Inc.	10,936	1,968,480
		10,212,549
Software — 10.4%
Activision Blizzard, Inc.	5,399	500,811
Cadence Design Systems, Inc.†	6,787	1,588,226
Dropbox, Inc., Class A†	5,152	138,847
Fair Isaac Corp.†	826	692,163
Manhattan Associates, Inc.†	2,107	401,636
Microsoft Corp.	27,433	9,215,293
Paychex, Inc.	4,056	508,906
Synopsys, Inc.†	676	305,417
Security Description	Shares or Principal Amount	Value

Software (continued)
Teradata Corp.†	3,443	$ 195,735
VMware, Inc., Class A†	7,168	1,129,892
		14,676,926
Telecommunications — 1.7%
AT&T, Inc.	46,148	670,069
Cisco Systems, Inc.	28,287	1,472,056
T-Mobile US, Inc.†	1,860	256,252
		2,398,377
Transportation — 0.7%
Expeditors International of Washington, Inc.	5,343	680,164
Landstar System, Inc.	1,169	237,997
		918,161
Water — 0.1%
Essential Utilities, Inc.	3,124	132,114
Total Long-Term Investment Securities (cost $119,646,813)		140,350,166
SHORT-TERM INVESTMENTS — 0.5%
U.S. Government Agency — 0.4%
Federal Home Loan Bank
5.20%, 08/01/2023	$570,000	570,000
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(1)	148,402	148,402
Total Short-Term Investments (cost $718,401)		718,402
TOTAL INVESTMENTS (cost $120,365,214)(2)	100.1%	141,068,568
Other assets less liabilities	(0.1)	(124,138)
NET ASSETS	100.0%	$140,944,430
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2023.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$140,350,166	$ —	$—	$140,350,166
Short-Term Investments:
U.S. Government Agency	—	570,000	—	570,000
Other Short-Term Investments	148,402	—	—	148,402
Total Investments at Value	$140,498,568	$570,000	$—	$141,068,568
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Banks	10.8%
Pharmaceuticals	7.0
Insurance	6.7
Oil & Gas	6.0
Retail	5.1
Electric	4.0
Biotechnology	3.8
REITS	3.7
Miscellaneous Manufacturing	3.6
Software	3.4
Healthcare-Products	3.4
Transportation	3.4
Semiconductors	2.9
Chemicals	2.9
Food	2.8
Telecommunications	2.8
Healthcare-Services	2.1
Media	2.0
Diversified Financial Services	2.0
Beverages	1.9
Computers	1.9
Cosmetics/Personal Care	1.7
Auto Manufacturers	1.6
Machinery-Diversified	1.6
Aerospace/Defense	1.5
Agriculture	1.4
Leisure Time	1.2
Energy-Alternate Sources	1.2
Electronics	0.8
Home Builders	0.7
Oil & Gas Services	0.6
Building Materials	0.6
Packaging & Containers	0.6
Auto Parts & Equipment	0.6
Environmental Control	0.5
Real Estate	0.5
Apparel	0.5
Iron/Steel	0.5
Commercial Services	0.4
Distribution/Wholesale	0.3
Home Furnishings	0.3
Engineering & Construction	0.2
Short-Term Investments	0.2
Water	0.2
Internet	0.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 1.5%
Howmet Aerospace, Inc.	62,433	$ 3,192,824
Northrop Grumman Corp.	5,783	2,573,435
		5,766,259
Agriculture — 1.4%
Altria Group, Inc.	115,159	5,230,522
Apparel — 0.5%
PVH Corp.	8,380	751,183
Tapestry, Inc.	25,093	1,082,763
		1,833,946
Auto Manufacturers — 1.6%
Ford Motor Co.	101,486	1,340,630
General Motors Co.	119,331	4,578,731
		5,919,361
Auto Parts & Equipment — 0.6%
BorgWarner, Inc.	43,991	2,045,582
Banks — 10.8%
Bank of America Corp.	74,597	2,387,104
Bank of New York Mellon Corp.	93,070	4,221,655
Bank OZK	20,668	903,812
BOK Financial Corp.	5,950	530,026
Comerica, Inc.	25,571	1,379,811
FNB Corp.	36,587	467,948
Goldman Sachs Group, Inc.	17,689	6,294,984
Huntington Bancshares, Inc.	271,239	3,319,965
JPMorgan Chase & Co.	80,462	12,709,778
Regions Financial Corp.	176,641	3,598,177
State Street Corp.	52,410	3,796,580
Zions Bancorp NA	27,187	1,039,903
		40,649,743
Beverages — 1.9%
Molson Coors Beverage Co., Class B	32,582	2,273,246
PepsiCo, Inc.	26,866	5,036,301
		7,309,547
Biotechnology — 3.8%
Biogen, Inc.†	16,056	4,338,170
Gilead Sciences, Inc.	66,579	5,069,325
Regeneron Pharmaceuticals, Inc.†	6,292	4,668,098
Vertex Pharmaceuticals, Inc.†	1,094	385,460
		14,461,053
Building Materials — 0.6%
Owens Corning	16,984	2,377,590
Chemicals — 2.9%
Linde PLC	9,100	3,555,097
LyondellBasell Industries NV, Class A	42,695	4,220,828
Mosaic Co.	47,308	1,928,274
PPG Industries, Inc.	7,924	1,140,263
		10,844,462
Commercial Services — 0.4%
Avis Budget Group, Inc.†	1,345	296,290
FTI Consulting, Inc.†	4,758	833,411
Grand Canyon Education, Inc.†	4,021	436,480
		1,566,181
Security Description	Shares or Principal Amount	Value

Computers — 1.9%
Crane NXT Co.	7,983	$ 472,194
Hewlett Packard Enterprise Co.	242,226	4,209,888
HP, Inc.	70,862	2,326,400
		7,008,482
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	41,379	3,155,562
Procter & Gamble Co.	21,086	3,295,742
		6,451,304
Distribution/Wholesale — 0.3%
Univar Solutions, Inc.†	31,471	1,137,362
Diversified Financial Services — 2.0%
American Express Co.	28,774	4,859,353
Invesco, Ltd.	74,548	1,252,406
Janus Henderson Group PLC	26,649	782,148
Raymond James Financial, Inc.	5,752	633,123
		7,527,030
Electric — 4.0%
American Electric Power Co., Inc.	48,831	4,137,939
Avangrid, Inc.	14,042	520,677
Brookfield Renewable Corp., Class A	24,800	773,016
Consolidated Edison, Inc.	46,715	4,431,385
WEC Energy Group, Inc.	14,666	1,317,887
Xcel Energy, Inc.	60,740	3,810,220
		14,991,124
Electronics — 0.8%
Jabil, Inc.	9,200	1,018,164
Keysight Technologies, Inc.†	11,942	1,923,617
		2,941,781
Energy-Alternate Sources — 1.2%
First Solar, Inc.†	20,739	4,301,269
Engineering & Construction — 0.2%
EMCOR Group, Inc.	4,068	874,783
Environmental Control — 0.5%
Clean Harbors, Inc.†	9,976	1,658,610
Waste Management, Inc.	2,247	368,036
		2,026,646
Food — 2.8%
Campbell Soup Co.	20,169	924,144
General Mills, Inc.	50,608	3,782,442
Hershey Co.	3,645	843,125
Ingredion, Inc.	9,134	1,016,249
Kroger Co.	84,191	4,095,050
		10,661,010
Healthcare-Products — 3.4%
Abbott Laboratories	27,602	3,072,931
Boston Scientific Corp.†	98,515	5,108,003
Hologic, Inc.†	46,293	3,676,590
Stryker Corp.	3,782	1,071,856
		12,929,380
Healthcare-Services — 2.1%
Elevance Health, Inc.	5,870	2,768,468
Humana, Inc.	4,941	2,257,197
Quest Diagnostics, Inc.	21,681	2,931,488
		7,957,153

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders — 0.7%
D.R. Horton, Inc.	21,577	$ 2,740,711
Home Furnishings — 0.3%
Dolby Laboratories, Inc., Class A	11,945	1,058,446
Insurance — 6.7%
Aon PLC, Class A	2,316	737,646
Arch Capital Group, Ltd.†	46,678	3,626,414
Assured Guaranty, Ltd.	11,243	672,107
Axis Capital Holdings, Ltd.	15,246	840,360
Berkshire Hathaway, Inc., Class B†	29,518	10,389,155
Hartford Financial Services Group, Inc.	11,548	830,070
Marsh & McLennan Cos., Inc.	14,402	2,713,625
Primerica, Inc.	2,415	513,670
Travelers Cos., Inc.	17,350	2,994,783
Unum Group	37,631	1,829,243
		25,147,073
Internet — 0.1%
eBay, Inc.	11,493	511,553
Iron/Steel — 0.5%
Steel Dynamics, Inc.	16,495	1,758,037
Leisure Time — 1.2%
Brunswick Corp.	11,681	1,008,187
Royal Caribbean Cruises, Ltd.†	31,982	3,489,556
		4,497,743
Machinery-Diversified — 1.6%
AGCO Corp.	5,057	673,087
Otis Worldwide Corp.	48,213	4,385,454
Xylem, Inc.	6,918	780,005
		5,838,546
Media — 2.0%
Comcast Corp., Class A	167,506	7,581,322
Miscellaneous Manufacturing — 3.6%
Eaton Corp. PLC	25,900	5,317,788
Illinois Tool Works, Inc.	9,220	2,427,810
Textron, Inc.	32,502	2,527,681
Trane Technologies PLC	15,819	3,154,941
		13,428,220
Oil & Gas — 6.0%
Chevron Corp.	26,182	4,284,946
ConocoPhillips	39,158	4,609,680
Exxon Mobil Corp.	53,403	5,726,938
Marathon Petroleum Corp.	15,176	2,018,711
Southwestern Energy Co.†	179,744	1,164,741
Valero Energy Corp.	38,342	4,942,667
		22,747,683
Oil & Gas Services — 0.6%
Halliburton Co.	61,478	2,402,560
Packaging & Containers — 0.6%
AptarGroup, Inc.	10,793	1,310,918
Berry Global Group, Inc.	12,685	831,755
		2,142,673
Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	63,904	3,974,190
Cardinal Health, Inc.	23,981	2,193,542
Henry Schein, Inc.†	24,480	1,928,779
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Johnson & Johnson	40,904	$ 6,852,647
McKesson Corp.	5,664	2,279,194
Merck & Co., Inc.	59,467	6,342,155
Pfizer, Inc.	64,098	2,311,374
Premier, Inc., Class A	13,821	383,533
		26,265,414
Real Estate — 0.5%
CBRE Group, Inc., Class A†	17,501	1,458,008
Howard Hughes Corp.†	5,543	467,996
		1,926,004
REITS — 3.7%
AvalonBay Communities, Inc.	21,786	4,109,929
Boston Properties, Inc.	29,294	1,951,859
Brixmor Property Group, Inc.	18,426	419,007
Equinix, Inc.	683	553,175
Highwoods Properties, Inc.	18,516	467,899
Iron Mountain, Inc.	18,521	1,137,190
Omega Healthcare Investors, Inc.	43,939	1,401,654
Park Hotels & Resorts, Inc.	41,751	569,066
Regency Centers Corp.	31,911	2,091,128
Simon Property Group, Inc.	3,911	487,311
Weyerhaeuser Co.	21,352	727,249
		13,915,467
Retail — 5.1%
AutoNation, Inc.†	4,948	796,529
AutoZone, Inc.†	326	809,041
Best Buy Co., Inc.	23,557	1,956,409
Darden Restaurants, Inc.	6,472	1,093,250
Dick's Sporting Goods, Inc.	10,249	1,445,109
Lowe's Cos., Inc.	16,260	3,809,230
McDonald's Corp.	9,140	2,679,848
Nordstrom, Inc.	18,146	419,354
Walmart, Inc.	33,767	5,397,992
Yum! Brands, Inc.	6,595	907,934
		19,314,696
Semiconductors — 2.9%
Analog Devices, Inc.	10,930	2,180,863
Applied Materials, Inc.	8,555	1,296,852
ON Semiconductor Corp.†	40,398	4,352,885
Texas Instruments, Inc.	17,049	3,068,820
		10,899,420
Software — 3.4%
Electronic Arts, Inc.	16,399	2,236,004
MSCI, Inc.	6,659	3,649,665
Oracle Corp.	49,453	5,797,375
Salesforce, Inc.†	5,654	1,272,206
		12,955,250
Telecommunications — 2.8%
AT&T, Inc.	180,180	2,616,213
Cisco Systems, Inc.	140,342	7,303,398
Motorola Solutions, Inc.	2,525	723,741
		10,643,352
Transportation — 3.4%
CSX Corp.	125,579	4,184,292
Expeditors International of Washington, Inc.	21,723	2,765,338

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
FedEx Corp.	18,711	$ 5,051,035
Ryder System, Inc.	8,928	911,995
		12,912,660
Water — 0.2%
American Water Works Co., Inc.	3,960	583,823
Total Long-Term Investment Securities (cost $354,735,955)		376,082,223
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government Agency — 0.2%
Federal Home Loan Bank
5.20%, 08/01/2023	$585,000	585,000
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(1)	149,652	149,652
Total Short-Term Investments (cost $734,652)		734,652
TOTAL INVESTMENTS (cost $355,470,607)(2)	100.0%	376,816,875
Other assets less liabilities	(0.0)	(150,471)
NET ASSETS	100.0%	$376,666,404
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2023.
(2)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$376,082,223	$ —	$—	$376,082,223
Short-Term Investments:
U.S. Government Agency	—	585,000	—	585,000
Other Short-Term Investments	149,652	—	—	149,652
Total Investments at Value	$376,231,875	$585,000	$—	$376,816,875
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	15.6%
Pharmaceuticals	6.0
Software	5.7
Banks	5.5
Unaffiliated Investment Companies	5.0
Internet	4.6
Short-Term Investments	4.2
Semiconductors	4.1
Insurance	3.7
Oil & Gas	3.6
Retail	3.5
Diversified Financial Services	3.2
Computers	3.1
Transportation	2.3
Telecommunications	2.0
Healthcare-Services	1.9
Healthcare-Products	1.9
Commercial Services	1.9
Food	1.7
Aerospace/Defense	1.6
Chemicals	1.5
Media	1.4
Beverages	1.4
Distribution/Wholesale	1.1
Biotechnology	1.0
Auto Manufacturers	1.0
Electric	1.0
Pipelines	0.9
Miscellaneous Manufacturing	0.8
Cosmetics/Personal Care	0.8
REITS	0.7
Electronics	0.7
Apparel	0.6
Building Materials	0.5
Mining	0.4
Iron/Steel	0.4
Agriculture	0.4
Auto Parts & Equipment	0.4
Gas	0.4
Machinery-Diversified	0.3
Machinery-Construction & Mining	0.3
Environmental Control	0.3
Home Builders	0.3
Electrical Components & Equipment	0.3
Real Estate	0.3
Engineering & Construction	0.2
Airlines	0.2
Packaging & Containers	0.2
Home Furnishings	0.2
Lodging	0.1
Food Service	0.1
Entertainment	0.1
Advertising	0.1
Savings & Loans	0.1
Forest Products & Paper	0.1
Private Equity	0.1
Holding Companies-Diversified	0.1
Oil & Gas Services	0.1
Coal	0.1
Household Products/Wares	0.1
100.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 63.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	219	$ 7,496
Omnicom Group, Inc.	141	11,931
Publicis Groupe SA	420	33,905
WPP PLC	2,597	28,383
		81,715
Aerospace/Defense — 1.2%
AAR Corp.†	361	21,588
Airbus SE	932	137,294
BAE Systems PLC	1,895	22,651
Bombardier, Inc., Class B†	540	27,028
General Dynamics Corp.	325	72,663
Lockheed Martin Corp.	284	126,769
MTU Aero Engines AG	133	31,045
Northrop Grumman Corp.	65	28,925
RTX Corp.	5,996	527,228
Thales SA	299	44,694
		1,039,885
Agriculture — 0.4%
Altria Group, Inc.	2,227	101,150
Andersons, Inc.	300	14,646
Archer-Daniels-Midland Co.	383	32,540
Bunge, Ltd.	58	6,303
Darling Ingredients, Inc.†	90	6,232
Japan Tobacco, Inc.	1,300	28,812
KT&G Corp.	851	55,147
Philip Morris International, Inc.	847	84,463
Turning Point Brands, Inc.	241	5,748
Vector Group, Ltd.	1,845	24,206
		359,247
Airlines — 0.2%
Air Canada†	1,750	32,249
Deutsche Lufthansa AG†	2,800	28,255
Japan Airlines Co., Ltd.	1,867	40,368
Qantas Airways, Ltd.†	8,000	35,090
Singapore Airlines, Ltd.	6,000	33,976
		169,938
Apparel — 0.6%
Burberry Group PLC	2,150	61,337
Hermes International	43	95,337
Levi Strauss & Co., Class A	54	814
LVMH Moet Hennessy Louis Vuitton SE	111	103,506
NIKE, Inc., Class B	2,196	242,416
Ralph Lauren Corp.	23	3,021
Skechers USA, Inc., Class A†	74	4,113
Tapestry, Inc.	131	5,653
		516,197
Auto Manufacturers — 1.0%
Bayerische Motoren Werke AG	1,283	156,386
Cummins, Inc.	80	20,864
Ford Motor Co.	2,713	35,839
General Motors Co.	800	30,696
Honda Motor Co., Ltd.	4,400	139,579
Isuzu Motors, Ltd.	2,200	28,485
Mazda Motor Corp.	5,600	55,325
Mercedes-Benz Group AG	852	68,047
PACCAR, Inc.	1,104	95,088
Tesla, Inc.†	777	207,793
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Toyota Motor Corp.	2,800	$ 46,960
Volkswagen AG	150	23,988
Wabash National Corp.	480	11,366
		920,416
Auto Parts & Equipment — 0.4%
Aptiv PLC†	1,457	159,527
BorgWarner, Inc.	132	6,138
Continental AG	500	39,923
Goodyear Tire & Rubber Co.†	1,500	24,120
Lear Corp.	33	5,107
NGK Insulators, Ltd.	3,100	37,959
Niterra Co., Ltd.	2,600	54,864
Titan International, Inc.†	2,181	27,240
		354,878
Banks — 3.5%
Amalgamated Financial Corp.	601	11,996
Associated Banc-Corp	722	13,682
Banco Bilbao Vizcaya Argentaria SA	18,055	143,129
Banco do Brasil SA	4,500	45,859
Banco Santander SA	20,000	81,000
Bank Leumi Le-Israel BM	10,638	84,979
Bank of America Corp.	9,430	301,760
Bank of New York Mellon Corp.	1,804	81,829
Bank of Nova Scotia	1,100	55,390
BankUnited, Inc.	650	19,396
Barclays PLC	24,000	47,728
BAWAG Group AG*	981	47,782
BNP Paribas SA	1,720	113,506
BOK Financial Corp.	38	3,385
Carter Bankshares, Inc.†	1,084	15,924
Central Pacific Financial Corp.	426	7,770
Citigroup, Inc.	745	35,507
Columbia Banking System, Inc.	422	9,432
Commerzbank AG	4,459	53,317
CrossFirst Bankshares, Inc.†	800	9,336
Customers Bancorp, Inc.†	420	17,632
Deutsche Bank AG	4,000	44,332
Equity Bancshares, Inc., Class A	360	9,778
Erste Group Bank AG	1,000	37,801
Financial Institutions, Inc.	566	10,856
First BanCorp/Puerto Rico	2,113	31,378
First Financial Corp.	355	13,565
First Internet Bancorp	241	5,432
Goldman Sachs Group, Inc.	191	67,971
Hana Financial Group, Inc.	600	18,499
Hanmi Financial Corp.	1,225	23,275
Heartland Financial USA, Inc.	121	4,155
Heritage Financial Corp.	284	5,328
HomeStreet, Inc.	481	4,425
Hope Bancorp, Inc.	1,400	15,204
HSBC Holdings PLC	10,025	83,150
Independent Bank Corp.	142	2,934
ING Groep NV	2,806	40,971
JPMorgan Chase & Co.	4,066	642,265
KBC Group NV	703	52,870
Lloyds Banking Group PLC	63,164	36,425
Mercantile Bank Corp.	121	4,249
Midland States Bancorp, Inc.	567	13,285
Mitsubishi UFJ Financial Group, Inc.	7,900	63,638
Morgan Stanley	952	87,165
NatWest Group PLC	13,561	42,517

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Nordea Bank Abp	7,986	$ 90,342
OFG Bancorp	709	23,744
Rakuten Bank, Ltd.†	400	5,772
Regions Financial Corp.	526	10,715
Shinhan Financial Group Co., Ltd.	700	19,248
Societe Generale SA	1,672	45,435
Standard Chartered PLC	10,864	104,205
State Street Corp.	197	14,271
Sumitomo Mitsui Financial Group, Inc.	600	28,232
Swedbank AB, Class A	1,000	18,330
UniCredit SpA	3,344	84,565
US Bancorp	4,186	166,100
		3,172,766
Beverages — 1.0%
Anheuser-Busch InBev SA NV	665	38,057
Carlsberg A/S, Class B	179	26,847
Coca-Cola Co.	2,670	165,353
Coca-Cola Consolidated, Inc.	43	27,237
Coca-Cola Femsa SAB de CV, ADR	400	33,728
Diageo PLC	264	11,511
Kirin Holdings Co., Ltd.	1,600	23,646
Molson Coors Beverage Co., Class B	113	7,884
Monster Beverage Corp.†	5,334	306,652
PepsiCo, Inc.	1,044	195,708
Treasury Wine Estates, Ltd.	3,847	29,070
		865,693
Biotechnology — 0.6%
2seventy bio, Inc.†	500	3,795
Abeona Therapeutics, Inc.†	200	684
ACADIA Pharmaceuticals, Inc.†	700	20,468
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	0
Aeglea BioTherapeutics, Inc. CVR†(1)	1,300	0
Alaunos Therapeutics, Inc.†	7,098	3,068
Amgen, Inc.	614	143,768
Aptevo Therapeutics, Inc.†	709	737
Arcturus Therapeutics Holdings, Inc.†	300	10,488
Ardelyx, Inc.†	6,000	23,640
Assembly Biosciences, Inc.†	3,100	3,441
Atara Biotherapeutics, Inc.†	1,100	2,431
Aurinia Pharmaceuticals, Inc.†	1,000	11,580
Biogen, Inc.†	68	18,373
BioNTech SE ADR†	130	14,153
Bio-Rad Laboratories, Inc., Class A†	14	5,675
Bluebird Bio, Inc.†	1,200	4,716
Cara Therapeutics, Inc.†	426	1,419
Caribou Biosciences, Inc.†	638	4,587
CSL, Ltd.	36	6,493
CytomX Therapeutics, Inc.†	679	1,181
Deciphera Pharmaceuticals, Inc.†	500	6,760
Editas Medicine, Inc.†	330	2,897
Fate Therapeutics, Inc.†	800	3,304
Genmab A/S†	111	45,645
Gilead Sciences, Inc.	1,628	123,956
GlycoMimetics, Inc.†	4,542	7,449
Homology Medicines, Inc.†	1,845	2,565
Infinity Pharmaceuticals, Inc.†	4,968	631
Inovio Pharmaceuticals, Inc.†	5,000	2,660
Intercept Pharmaceuticals, Inc.†	284	3,067
Kiniksa Pharmaceuticals, Ltd., Class A†	500	9,420
MacroGenics, Inc.†	1,300	6,201
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Moderna, Inc.†	217	$ 25,532
Mustang Bio, Inc.†	100	520
Nektar Therapeutics†	1,500	804
NextCure, Inc.†	1,277	2,196
PDL BioPharma, Inc.†(1)	3,800	1,606
PhenomeX, Inc.†	1,500	825
Precigen, Inc.†	1,205	1,675
Precision BioSciences, Inc.†	3,123	1,805
Prothena Corp. PLC†	65	4,477
Puma Biotechnology, Inc.†	851	3,081
RAPT Therapeutics, Inc.†	160	3,824
REGENXBIO, Inc.†	230	4,370
Rigel Pharmaceuticals, Inc.†	3,500	4,830
Sangamo Therapeutics, Inc.†	1,000	1,315
Sio Gene Therapies, Inc.†	2,122	845
Surface Oncology, Inc.†	2,413	2,341
Sutro Biopharma, Inc.†	851	3,804
Theravance Biopharma, Inc.†	426	4,213
Vir Biotechnology, Inc.†	300	4,224
VYNE Therapeutics, Inc.†	144	657
Xencor, Inc.†	190	4,615
		572,811
Building Materials — 0.5%
Apogee Enterprises, Inc.	300	14,859
Armstrong Flooring, Inc.†	1,358	13
Boise Cascade Co.	284	29,391
Builders FirstSource, Inc.†	83	11,988
Cie de Saint-Gobain	830	56,106
Fortune Brands Innovations, Inc.	72	5,117
Geberit AG	40	22,632
Heidelberg Materials AG	550	44,568
Holcim, Ltd.	691	48,018
JELD-WEN Holding, Inc.†	601	10,704
Masco Corp.	182	11,044
Masonite International Corp.†	355	37,115
Modine Manufacturing Co.†	1,135	42,631
Owens Corning	71	9,939
Vulcan Materials Co.	684	150,822
		494,947
Chemicals — 1.5%
AdvanSix, Inc.	500	20,055
Air Liquide SA	200	35,923
Air Products & Chemicals, Inc.	721	220,143
American Vanguard Corp.	426	7,694
BASF SE	712	38,179
Brenntag SE	379	29,370
Codexis, Inc.†	1,500	5,400
Dow, Inc.	383	21,628
Eastman Chemical Co.	66	5,648
Ecolab, Inc.	654	119,774
Ecovyst, Inc.†	1,100	13,519
K+S AG	1,000	19,049
LyondellBasell Industries NV, Class A	184	18,190
Mitsubishi Gas Chemical Co., Inc.	1,700	25,435
Nitto Denko Corp.	500	35,497
Nutrien, Ltd.	559	38,521
Olin Corp.	77	4,441
PPG Industries, Inc.	1,520	218,728
Rayonier Advanced Materials, Inc.†	1,635	7,734
Sherwin-Williams Co.	1,273	351,984
Shin-Etsu Chemical Co., Ltd.	2,500	82,223

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Solvay SA, Class A	255	$ 30,589
Tronox Holdings PLC	993	13,197
Yara International ASA	752	30,748
		1,393,669
Coal — 0.1%
SunCoke Energy, Inc.	3,300	29,304
Teck Resources, Ltd., Class B	600	26,655
		55,959
Commercial Services — 1.6%
2U, Inc.†	1,400	6,692
Alarm.com Holdings, Inc.†	213	11,760
American Public Education, Inc.†	700	3,507
AMN Healthcare Services, Inc.†	163	17,465
Arlo Technologies, Inc.†	1,900	21,584
Automatic Data Processing, Inc.	1,413	349,378
Avis Budget Group, Inc.†	15	3,304
Barrett Business Services, Inc.	171	15,515
Bureau Veritas SA	1,000	27,465
Chegg, Inc.†	600	6,078
CoreCivic, Inc.†	1,561	15,142
CRA International, Inc.	121	12,111
Cross Country Healthcare, Inc.†	600	15,480
FleetCor Technologies, Inc.†	40	9,956
GEO Group, Inc.†	1,565	11,690
Global Payments, Inc.	81	8,930
Graham Holdings Co., Class B	25	14,669
Heidrick & Struggles International, Inc.	366	9,981
Herc Holdings, Inc.	181	24,223
Insperity, Inc.	284	33,413
Kforce, Inc.	373	23,663
LiveRamp Holdings, Inc.†	483	13,785
New Oriental Education & Technology Group, Inc.†	326	18,298
PayPal Holdings, Inc.†	3,230	244,899
Perdoceo Education Corp.†	426	5,687
Recruit Holdings Co., Ltd.	900	31,207
Robert Half, Inc.	51	3,782
S&P Global, Inc.	832	328,232
Service Corp. International	121	8,065
StoneCo, Ltd., Class A†	1,500	21,735
TravelSky Technology, Ltd.	16,284	31,111
TriNet Group, Inc.†	220	23,151
Triton International, Ltd.	355	29,930
TrueBlue, Inc.†	481	7,191
U-Haul Holding Co.	10	609
U-Haul Holding Co. (NES)	99	5,664
United Rentals, Inc.	37	17,193
		1,432,545
Computers — 2.8%
Amdocs, Ltd.	725	67,889
Apple, Inc.	9,070	1,781,802
CACI International, Inc., Class A†	10	3,504
Check Point Software Technologies, Ltd.†	475	62,800
Cognizant Technology Solutions Corp., Class A	1,113	73,491
Dell Technologies, Inc., Class C	130	6,880
DXC Technology Co.†	129	3,567
ExlService Holdings, Inc.†	241	33,969
Grid Dynamics Holdings, Inc.†	602	6,273
Security Description	Shares or Principal Amount	Value

Computers (continued)
Hewlett Packard Enterprise Co.	898	$ 15,607
HP, Inc.	2,792	91,661
International Business Machines Corp.	1,022	147,352
Leidos Holdings, Inc.	77	7,202
Logitech International SA	800	56,400
NetApp, Inc.	109	8,503
NetScout Systems, Inc.†	301	8,413
Qualys, Inc.†	182	25,262
Stratasys, Ltd.†	553	10,026
Super Micro Computer, Inc.†	190	62,751
Varonis Systems, Inc.†	541	15,527
		2,488,879
Cosmetics/Personal Care — 0.8%
Edgewell Personal Care Co.	350	13,793
Estee Lauder Cos., Inc., Class A	950	171,000
L'Oreal SA	240	111,674
Procter & Gamble Co.	1,802	281,653
Unilever PLC	893	48,030
Unilever PLC	1,002	53,890
		680,040
Distribution/Wholesale — 1.1%
A-Mark Precious Metals, Inc.	350	14,277
Bunzl PLC	830	30,762
Ferguson PLC	276	44,293
Ferguson PLC	96	15,516
ITOCHU Corp.	1,900	76,793
LKQ Corp.	212	11,616
Marubeni Corp.	6,710	118,551
Mitsubishi Corp.	3,500	178,733
Mitsui & Co., Ltd.	2,000	77,897
MRC Global, Inc.†	1,686	19,035
Rexel SA	1,300	31,331
Rush Enterprises, Inc., Class A	497	32,146
Titan Machinery, Inc.†	650	20,748
Veritiv Corp.	241	33,771
WW Grainger, Inc.	435	321,243
		1,026,712
Diversified Financial Services — 2.1%
Ally Financial, Inc.	67	2,046
American Express Co.	414	69,916
Ameriprise Financial, Inc.	61	21,255
BGC Group, Inc., Class A	4,000	19,040
Bread Financial Holdings, Inc.	300	12,471
Capital One Financial Corp.	179	20,947
CME Group, Inc.	696	138,476
Discover Financial Services	154	16,255
Enova International, Inc.†	650	35,809
IG Group Holdings PLC	8,695	79,004
Intercontinental Exchange, Inc.	1,035	118,818
International Money Express, Inc.†	722	17,494
Invesco, Ltd.	256	4,301
Jefferies Financial Group, Inc.	141	5,187
Julius Baer Group, Ltd.	1,070	75,583
LPL Financial Holdings, Inc.	36	8,257
Mr. Cooper Group, Inc.†	426	24,695
Navient Corp.	567	10,796
Radian Group, Inc.	1,419	38,214
Raymond James Financial, Inc.	47	5,173
SBI Holdings, Inc.	1,100	23,192
Stifel Financial Corp.	41	2,605

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Synchrony Financial	247	$ 8,531
T. Rowe Price Group, Inc.	122	15,038
Visa, Inc., Class A	4,539	1,079,057
Voya Financial, Inc.	81	6,015
		1,858,175
Electric — 1.0%
ALLETE, Inc.	326	18,722
Alliant Energy Corp.	131	7,040
Atco, Ltd., Class I	2,000	57,089
CenterPoint Energy, Inc.	242	7,282
Consolidated Edison, Inc.	823	78,070
Duke Energy Corp.	420	39,320
Edison International	192	13,816
Endesa SA	1,200	25,709
Engie SA	3,500	57,385
Evergy, Inc.	895	53,673
Eversource Energy	171	12,368
Exelon Corp.	676	28,297
Iberdrola SA	3,010	37,579
NextEra Energy, Inc.	2,819	206,633
OGE Energy Corp.	113	4,085
Otter Tail Corp.	213	17,255
Pinnacle West Capital Corp.	64	5,300
PNM Resources, Inc.	468	20,976
Portland General Electric Co.	709	33,798
PPL Corp.	415	11,425
Public Service Enterprise Group, Inc.	363	22,913
Redeia Corp. SA	3,077	51,441
Sempra	581	86,581
Unitil Corp.	200	10,408
Vistra Corp.	232	6,510
		913,675
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	880	80,388
Encore Wire Corp.	120	20,483
Legrand SA	500	50,093
Nexans SA	432	38,331
Schneider Electric SE	274	48,817
		238,112
Electronics — 0.7%
Applied Optoelectronics, Inc.†	3,163	21,350
Arrow Electronics, Inc.†	50	7,127
Atkore, Inc.†	100	15,867
Avnet, Inc.	200	9,700
GoPro, Inc., Class A†	782	3,198
Hirose Electric Co., Ltd.	200	25,291
Honeywell International, Inc.	1,597	310,025
Hoya Corp.	500	58,096
Jabil, Inc.	101	11,178
Murata Manufacturing Co., Ltd.	700	40,962
Sanmina Corp.†	241	14,812
Sensata Technologies Holding PLC	936	39,546
TD SYNNEX Corp.	53	5,232
TDK Corp.	900	34,396
Vishay Intertechnology, Inc.	241	6,784
		603,564
Energy-Alternate Sources — 0.0%
Cleanspark, Inc.†	3,000	18,030
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	1,492	$ 52,150
Aena SME SA*	200	31,974
Dycom Industries, Inc.†	181	18,024
EMCOR Group, Inc.	181	38,922
Exponent, Inc.	121	10,839
Granite Construction, Inc.	350	14,326
Taisei Corp.	900	34,073
TopBuild Corp.†	12	3,287
		203,595
Entertainment — 0.1%
International Game Technology PLC	738	24,967
La Francaise des Jeux SAEM*	483	18,438
Penn Entertainment, Inc.†	121	3,181
Sankyo Co., Ltd.	1,000	42,259
SeaWorld Entertainment, Inc.†	230	12,735
		101,580
Environmental Control — 0.3%
Pentair PLC	93	6,463
Waste Management, Inc.	1,749	286,469
		292,932
Food — 1.7%
Cal-Maine Foods, Inc.	200	9,238
Campbell Soup Co.	140	6,415
Carrefour SA	1,700	34,000
Conagra Brands, Inc.	268	8,793
Danone SA	760	46,402
Empire Co., Ltd., Class A	3,000	81,470
Flowers Foods, Inc.	2,389	59,032
George Weston, Ltd.	700	80,609
Hershey Co.	250	57,827
Ingredion, Inc.	37	4,117
J.M. Smucker Co.	444	66,889
Jeronimo Martins SGPS SA	1,502	40,890
John B. Sanfilippo & Son, Inc.	121	13,178
Kellogg Co.	1,000	66,890
Kesko Oyj, Class B	2,105	42,111
Koninklijke Ahold Delhaize NV	3,409	117,637
Kraft Heinz Co.	690	24,964
Kroger Co.	1,860	90,470
Loblaw Cos., Ltd.	1,100	97,600
Marks & Spencer Group PLC†	10,368	27,450
Mondelez International, Inc., Class A	2,073	153,671
Nestle SA	1,245	152,589
Nissin Foods Holdings Co., Ltd.	400	33,740
Saputo, Inc.	800	16,890
Simply Good Foods Co.†	426	16,490
Sprouts Farmers Market, Inc.†	530	20,803
Tesco PLC	15,000	49,666
Toyo Suisan Kaisha, Ltd.	900	37,255
Woolworths Group, Ltd.	1,700	44,100
Yakult Honsha Co., Ltd.	500	27,762
		1,528,948
Food Service — 0.1%
Compass Group PLC	4,103	106,733

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Forest Products & Paper — 0.1%
International Paper Co.	1,686	$ 60,797
Sylvamo Corp.	350	17,175
		77,972
Gas — 0.4%
AltaGas, Ltd.	1,100	21,714
Canadian Utilities, Ltd., Class A	1,100	27,395
Centrica PLC	40,000	70,866
Enagas SA	2,880	51,092
Northwest Natural Holding Co.	241	10,356
Snam SpA	18,900	99,373
Tokyo Gas Co., Ltd.	2,400	54,405
		335,201
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.	31	4,842
Snap-on, Inc.	30	8,173
		13,015
Healthcare-Products — 1.9%
Adaptive Biotechnologies Corp.†	700	5,908
Alcon, Inc.	2,962	251,533
Alpha Pro Tech, Ltd.†	567	2,228
Avanos Medical, Inc.†	426	10,424
Electromed, Inc.†	481	4,906
Haemonetics Corp.†	100	9,224
InfuSystem Holdings, Inc.†	361	3,726
Inmode, Ltd.†	850	36,473
Intuitive Surgical, Inc.†	852	276,389
iRadimed Corp.	142	6,238
Lantheus Holdings, Inc.†	120	10,379
Masimo Corp.†	71	8,683
Olympus Corp.	1,700	27,681
QIAGEN NV†	600	28,136
Quanterix Corp.†	300	7,452
Semler Scientific, Inc.†	200	4,910
Shockwave Medical, Inc.†	156	40,654
Stryker Corp.	1,283	363,615
Thermo Fisher Scientific, Inc.	1,013	555,793
Varex Imaging Corp.†	421	9,805
Zynex, Inc.†	1,277	12,464
		1,676,621
Healthcare-Services — 1.4%
Addus HomeCare Corp.†	156	14,285
Charles River Laboratories International, Inc.†	188	39,393
DaVita, Inc.†	43	4,386
Elevance Health, Inc.	171	80,649
Ensign Group, Inc.	360	34,873
HCA Healthcare, Inc.	232	63,292
Joint Corp.†	254	3,429
Laboratory Corp. of America Holdings	61	13,050
ModivCare, Inc.†	121	5,292
Molina Healthcare, Inc.†	18	5,481
Quest Diagnostics, Inc.	91	12,304
Sonic Healthcare, Ltd.	1,271	30,009
Tenet Healthcare Corp.†	403	30,116
UnitedHealth Group, Inc.	1,847	935,265
Universal Health Services, Inc., Class B	61	8,477
		1,280,301
Security Description	Shares or Principal Amount	Value

Holding Companies-Diversified — 0.1%
Jardine Matheson Holdings, Ltd.	700	$ 34,566
Swire Pacific, Ltd., Class A	4,000	33,312
		67,878
Home Builders — 0.3%
Beazer Homes USA, Inc.†	1,127	37,901
D.R. Horton, Inc.	252	32,009
Lennar Corp., Class A	182	23,083
M/I Homes, Inc.†	284	28,400
MDC Holdings, Inc.	241	12,358
Meritage Homes Corp.	284	42,302
NVR, Inc.†	2	12,613
PulteGroup, Inc.	182	15,359
Toll Brothers, Inc.	34	2,731
Vistry Group PLC	2,165	21,936
Winnebago Industries, Inc.	200	13,760
		242,452
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	426	13,406
Howden Joinery Group PLC	4,079	38,581
Lite-On Technology Corp.	16,000	76,623
Sony Group Corp.	300	28,078
		156,688
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	425	54,867
Insurance — 3.2%
Aflac, Inc.	373	26,983
Ageas SA/NV	780	33,044
AIA Group, Ltd.	7,635	75,773
Allianz SE	319	76,251
Allstate Corp.	705	79,439
Ambac Financial Group, Inc.†	970	13,716
American Financial Group, Inc.	40	4,864
Arch Capital Group, Ltd.†	212	16,470
Assurant, Inc.	12	1,614
Aviva PLC	7,000	34,892
AXA SA	1,350	41,517
Berkshire Hathaway, Inc., Class B†	1,447	509,286
Chubb, Ltd.	242	49,467
Cincinnati Financial Corp.	86	9,252
Dai-ichi Life Holdings, Inc.	1,800	36,762
Direct Line Insurance Group PLC	24,094	46,521
Employers Holdings, Inc.	320	12,362
Enstar Group, Ltd.†	65	16,632
Equitable Holdings, Inc.	232	6,656
Essent Group, Ltd.	300	14,880
Fairfax Financial Holdings, Ltd.	40	31,913
Fidelity National Financial, Inc.	153	5,993
First American Financial Corp.	58	3,676
Genworth Financial, Inc., Class A†	4,400	25,784
Globe Life, Inc.	45	5,048
Greenlight Capital Re, Ltd., Class A†	843	8,666
Hartford Financial Services Group, Inc.	1,363	97,972
Jackson Financial, Inc., Class A	600	19,812
Japan Post Insurance Co., Ltd.	2,500	40,391
Loews Corp.	141	8,834
M&G PLC	8,919	22,961
Manulife Financial Corp.	1,100	21,989
Markel Group, Inc.†	6	8,698
Marsh & McLennan Cos., Inc.	1,208	227,611

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	1,494	$ 94,077
MGIC Investment Corp.	1,703	28,508
MS&AD Insurance Group Holdings, Inc.	1,700	63,237
Muenchener Rueckversicherungs-Gesellschaft AG	200	75,338
NMI Holdings, Inc., Class A†	603	16,106
NN Group NV	937	35,934
Old Republic International Corp.	171	4,714
Primerica, Inc.	17	3,616
Principal Financial Group, Inc.	141	11,262
Progressive Corp.	1,565	197,159
Prudential Financial, Inc.	212	20,456
Reinsurance Group of America, Inc.	36	5,053
RLI Corp.	100	13,341
Samsung Fire & Marine Insurance Co., Ltd.	431	82,504
SCOR SE	998	29,814
Swiss Re AG	1,006	104,863
T&D Holdings, Inc.	2,500	40,611
Travelers Cos., Inc.	2,076	358,338
Unum Group	112	5,444
W.R. Berkley Corp.	149	9,192
		2,835,296
Internet — 4.6%
Alphabet, Inc., Class A†	2,279	302,469
Alphabet, Inc., Class C†	1,937	257,834
Amazon.com, Inc.†	9,820	1,312,738
ANGI, Inc.†	1,916	7,415
Auto Trader Group PLC*	3,045	25,244
Cargurus, Inc.†	500	11,330
Couchbase, Inc.†	1,000	16,690
Kakaku.com, Inc.	1,000	14,923
Meta Platforms, Inc., Class A†	2,317	738,196
Netflix, Inc.†	1,315	577,246
Palo Alto Networks, Inc.†	1,376	343,945
Perion Network, Ltd.†	722	26,418
Rightmove PLC	6,500	47,581
Sea, Ltd. ADR†	1,244	82,751
Tencent Holdings, Ltd.	1,005	45,670
TrueCar, Inc.†	3,265	7,999
Uber Technologies, Inc.†	5,307	262,484
Wix.com, Ltd.†	310	29,239
Yelp, Inc.†	700	31,535
ZOZO, Inc.	700	13,639
		4,155,346
Investment Companies — 0.0%
Cannae Holdings, Inc.†	600	12,228
Iron/Steel — 0.4%
ArcelorMittal SA (NYSE)	4,290	123,810
ArcelorMittal SA (XAMS)	2,560	74,027
BlueScope Steel, Ltd.	1,603	23,516
Cleveland-Cliffs, Inc.†	242	4,271
Commercial Metals Co.	26	1,488
Evraz PLC†(1)	3,725	65
JFE Holdings, Inc.	2,000	32,292
Nippon Steel Corp.	1,800	41,070
Nucor Corp.	202	34,762
Reliance Steel & Aluminum Co.	40	11,714
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Steel Dynamics, Inc.	141	$ 15,028
United States Steel Corp.	132	3,366
		365,409
Leisure Time — 0.0%
Brunswick Corp.	50	4,316
Polaris, Inc.	31	4,211
		8,527
Lodging — 0.1%
Boyd Gaming Corp.	58	3,963
Galaxy Entertainment Group, Ltd.†	5,851	42,463
InterContinental Hotels Group PLC	557	41,145
Marcus Corp.	750	11,700
Playa Hotels & Resorts NV†	1,700	13,872
		113,143
Machinery-Construction & Mining — 0.3%
Argan, Inc.	500	19,020
Caterpillar, Inc.	533	141,336
Hitachi, Ltd.	818	53,462
Manitowoc Co., Inc.†	963	17,450
Metso Oyj	3,500	39,733
Oshkosh Corp.	40	3,683
Terex Corp.	461	27,028
		301,712
Machinery-Diversified — 0.3%
AGCO Corp.	42	5,590
ANDRITZ AG	552	29,169
CNH Industrial NV (NYSE)	4,326	62,121
CNH Industrial NV (XMIL)	2,500	36,036
Deere & Co.	138	59,285
Dover Corp.	69	10,072
GEA Group AG	1,835	77,859
Georg Fischer AG	340	23,179
Middleby Corp.†	25	3,796
		307,107
Media — 0.6%
Comcast Corp., Class A	6,475	293,059
Fox Corp., Class A	232	7,760
Gannett Co, Inc.†	1,565	4,413
Nexstar Media Group, Inc.	21	3,921
Pearson PLC	3,000	33,288
Vivendi SE	3,000	26,790
Walt Disney Co.†	891	79,201
Wolters Kluwer NV	468	58,764
		507,196
Metal Fabricate/Hardware — 0.0%
Olympic Steel, Inc.	220	12,274
Ryerson Holding Corp.	400	16,996
Timken Co.	34	3,157
		32,427
Mining — 0.4%
Anglo American PLC	1,686	51,799
BHP Group, Ltd. (ASE)	1,339	41,382
Glencore PLC	14,980	91,038
Kaiser Aluminum Corp.	155	12,586
Newcrest Mining, Ltd.	1,604	28,454
Newmont Corp.	245	10,515
Rio Tinto PLC	700	46,265

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Rio Tinto, Ltd.	1,083	$ 85,163
South32, Ltd.	15,000	39,093
		406,295
Miscellaneous Manufacturing — 0.8%
3M Co.	421	46,942
Carlisle Cos., Inc.	11	3,049
Eaton Corp. PLC	2,094	429,940
Orica, Ltd.	2,500	26,448
Parker-Hannifin Corp.	73	29,931
Siemens AG	455	77,532
Teledyne Technologies, Inc.†	154	59,218
Textron, Inc.	151	11,743
		684,803
Office/Business Equipment — 0.0%
Seiko Epson Corp.	1,400	22,954
Oil & Gas — 3.1%
APA Corp.	182	7,369
Baytex Energy Corp.†	2,996	12,104
BP PLC	12,264	76,019
California Resources Corp.	400	21,340
Chesapeake Energy Corp.	560	47,230
Chevron Corp.	2,871	469,868
ConocoPhillips	702	82,639
Coterra Energy, Inc.	2,215	61,001
Eni SpA	4,753	72,557
EOG Resources, Inc.	403	53,410
EQT Corp.	2,012	84,866
Equinor ASA	1,337	40,684
Exxon Mobil Corp.	4,939	529,658
Helmerich & Payne, Inc.	400	17,908
Imperial Oil, Ltd.	800	43,099
Inpex Corp.	8,410	108,328
Marathon Oil Corp.	393	10,324
Marathon Petroleum Corp.	199	26,471
Murphy Oil Corp.	900	38,943
Nabors Industries, Ltd.†	80	9,799
Noble Corp. PLC†	560	29,271
Noble Corp. PLC†	9	469
Occidental Petroleum Corp.	511	32,259
OMV AG	652	29,392
Ovintiv, Inc.	250	11,523
Patterson-UTI Energy, Inc.	1,100	17,424
PBF Energy, Inc., Class A	475	22,534
PDC Energy, Inc.	231	17,531
PetroChina Co., Ltd.	86,000	62,745
Phillips 66	215	23,983
Pioneer Natural Resources Co.	962	217,095
Range Resources Corp.	132	4,149
Repsol SA	1,588	24,269
SandRidge Energy, Inc.	1,565	26,730
Santos, Ltd.	7,600	40,635
Shell PLC	4,629	140,555
SM Energy Co.	851	30,883
Southwestern Energy Co.†	244	1,581
TotalEnergies SE	2,263	137,496
Valero Energy Corp.	222	28,618
Woodside Energy Group, Ltd.	1,973	50,347
		2,763,106
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 0.1%
Halliburton Co.	423	$ 16,531
NOV, Inc.	121	2,430
NOW, Inc.†	2,555	29,101
RPC, Inc.	1,600	13,312
		61,374
Packaging & Containers — 0.2%
Amcor PLC	1,089	11,173
Ball Corp.	1,623	95,254
Berry Global Group, Inc.	69	4,524
Clearwater Paper Corp.†	426	13,730
Crown Holdings, Inc.	91	8,441
Graphic Packaging Holding Co.	172	4,163
O-I Glass, Inc.†	700	16,072
Packaging Corp. of America	61	9,354
Sealed Air Corp.	32	1,460
Sonoco Products Co.	53	3,108
		167,279
Pharmaceuticals — 5.2%
AbbVie, Inc.	2,397	358,543
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Aeglea BioTherapeutics, Inc.†	1,300	735
Agios Pharmaceuticals, Inc.†	320	8,486
Akebia Therapeutics, Inc.†	2,300	3,841
Alkermes PLC†	567	16,602
AmerisourceBergen Corp.	526	98,309
Amphastar Pharmaceuticals, Inc.†	362	21,970
Anika Therapeutics, Inc.†	220	5,133
Assertio Holdings, Inc.†	1,703	9,690
Astellas Pharma, Inc.	3,400	49,722
AstraZeneca PLC	863	123,888
Bayer AG	754	44,054
Becton Dickinson & Co.	828	230,697
Beyondspring, Inc.†	330	347
Bristol-Myers Squibb Co.	2,257	140,363
Cardinal Health, Inc.	947	86,622
CASI Pharmaceuticals Holdings, Inc.†	1,200	2,916
Chimerix, Inc.†	1,205	1,422
Chugai Pharmaceutical Co., Ltd.	1,400	41,636
Cigna Group	182	53,708
Corcept Therapeutics, Inc.†	350	8,918
CVS Health Corp.	786	58,706
Cyclerion Therapeutics, Inc.†	156	484
Dexcom, Inc.†	1,865	232,304
Eagle Pharmaceuticals, Inc.†	180	3,737
Eli Lilly & Co.	922	419,095
Enanta Pharmaceuticals, Inc.†	150	2,846
Euroapi SA†	11	128
GSK PLC	3,500	62,192
Henry Schein, Inc.†	71	5,594
Heron Therapeutics, Inc.†	1,100	1,826
Hikma Pharmaceuticals PLC	990	26,541
Ipsen SA	239	30,115
Ironwood Pharmaceuticals, Inc.†	600	6,654
Johnson & Johnson	2,561	429,044
McKesson Corp.	111	44,666
Merck & Co., Inc.	5,433	579,430
Nature's Sunshine Products, Inc.†	481	6,710
Nippon Shinyaku Co., Ltd.	500	20,223
Novartis AG	1,781	185,994
Novo Nordisk A/S, Class B	1,933	311,509
Ono Pharmaceutical Co., Ltd.	1,600	29,258

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Otsuka Holdings Co., Ltd.	1,000	$ 36,727
Owens & Minor, Inc.†	446	8,581
PetIQ, Inc.†	900	15,066
Pfizer, Inc.	3,879	139,877
Protagonist Therapeutics, Inc.†	700	13,580
Roche Holding AG	731	226,832
Sanofi	1,454	155,215
Shionogi & Co., Ltd.	700	29,188
SIGA Technologies, Inc.	600	3,444
Spectrum Pharmaceuticals, Inc.†	2,839	2,924
Syros Pharmaceuticals, Inc.†	227	904
uniQure NV†	171	1,773
USANA Health Sciences, Inc.†	121	7,854
Vanda Pharmaceuticals, Inc.†	900	5,202
Vaxcyte, Inc.†	50	2,403
Viatris, Inc.	562	5,918
Voyager Therapeutics, Inc.†	638	5,946
Y-mAbs Therapeutics, Inc.†	800	4,872
Zoetis, Inc.	1,241	233,420
		4,664,384
Pipelines — 0.2%
Cheniere Energy, Inc.	114	18,452
Golar LNG, Ltd.	993	23,951
Kinder Morgan, Inc.	5,460	96,697
ONEOK, Inc.	222	14,883
Williams Cos., Inc.	270	9,301
		163,284
Private Equity — 0.1%
3i Group PLC	1,557	39,504
Partners Group Holding AG	30	33,645
		73,149
Real Estate — 0.3%
CBRE Group, Inc., Class A†	178	14,829
CK Asset Holdings, Ltd.	5,500	31,735
Daito Trust Construction Co., Ltd.	1,231	132,303
Jones Lang LaSalle, Inc.†	22	3,664
RE/MAX Holdings, Inc., Class A	520	10,249
Sun Hung Kai Properties, Ltd.	3,000	37,525
		230,305
REITS — 0.7%
American Tower Corp.	897	170,708
Apartment Investment & Management Co., Class A	1,000	8,330
Apple Hospitality REIT, Inc.	1,419	21,994
CareTrust REIT, Inc.	851	17,692
Chatham Lodging Trust	1,000	9,600
Dexus	3,679	20,313
DiamondRock Hospitality Co.	2,500	21,250
Equinix, Inc.	268	217,059
Hersha Hospitality Trust, Class A	2,800	17,528
Innovative Industrial Properties, Inc.	114	9,032
Klepierre SA	1,114	29,580
Ladder Capital Corp.	1,200	13,188
National Health Investors, Inc.	300	16,473
Park Hotels & Resorts, Inc.	602	8,205
Pebblebrook Hotel Trust	800	12,360
Piedmont Office Realty Trust, Inc., Class A	993	7,388
Security Description	Shares or Principal Amount	Value

REITS (continued)
RLJ Lodging Trust	963	$ 9,919
Ryman Hospitality Properties, Inc.	100	9,529
Service Properties Trust	1,500	12,735
Stockland	10,484	29,718
		662,601
Retail — 2.4%
Academy Sports & Outdoors, Inc.	601	35,934
Arcos Dorados Holdings, Inc.	3,300	37,290
AutoNation, Inc.†	50	8,049
B&M European Value Retail SA	7,215	51,223
Bath & Body Works, Inc.	124	4,596
Best Buy Co., Inc.	675	56,059
BJ's Restaurants, Inc.†	400	15,064
Bloomin' Brands, Inc.	1,200	32,244
BlueLinx Holdings, Inc.†	310	29,215
Cie Financiere Richemont SA	660	106,184
Cracker Barrel Old Country Store, Inc.	66	6,151
Dick's Sporting Goods, Inc.	181	25,521
Dollarama, Inc.	400	26,348
Fiesta Restaurant Group, Inc.†	426	3,280
Genesco, Inc.†	213	6,009
Home Depot, Inc.	954	318,483
Industria de Diseno Textil SA	3,320	127,068
Jardine Cycle & Carriage, Ltd.	3,700	95,383
JD Sports Fashion PLC	5,395	10,919
Lawson, Inc.	800	40,111
Lithia Motors, Inc.	11	3,416
Lowe's Cos., Inc.	504	118,072
Macy's, Inc.	638	10,585
McDonald's Corp.	300	87,960
Movado Group, Inc.	360	10,332
Murphy USA, Inc.	10	3,070
Next PLC	351	31,748
Pandora A/S	530	53,052
Patrick Industries, Inc.	200	17,310
Penske Automotive Group, Inc.	50	8,071
Red Robin Gourmet Burgers, Inc.†	100	1,455
Signet Jewelers, Ltd.	270	21,732
Swatch Group AG (TRQX)	414	24,829
Swatch Group AG (XEGT)	99	31,606
TJX Cos., Inc.	4,193	362,820
Walgreens Boots Alliance, Inc.	454	13,606
Walmart, Inc.	2,076	331,869
Williams-Sonoma, Inc.	37	5,130
Yamada Holdings Co., Ltd.	6,000	18,118
		2,189,912
Savings & Loans — 0.1%
Berkshire Hills Bancorp, Inc.	601	13,709
First Financial Northwest, Inc.	938	11,350
Flushing Financial Corp.	601	9,484
HomeTrust Bancshares, Inc.	341	8,289
New York Community Bancorp, Inc.	1,606	22,275
Washington Federal, Inc.	450	13,968
		79,075
Semiconductors — 3.4%
Alpha & Omega Semiconductor, Ltd.†	361	11,870
Amkor Technology, Inc.	1,060	30,835
Applied Materials, Inc.	475	72,005
ASML Holding NV (NASDAQ)	582	416,951
ASML Holding NV (XAMS)	320	229,470

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Axcelis Technologies, Inc.†	200	$ 40,096
Broadcom, Inc.	116	104,243
Infineon Technologies AG	1,307	57,482
Intel Corp.	3,217	115,072
KLA Corp.	72	37,004
Kulicke & Soffa Industries, Inc.	362	21,677
Lam Research Corp.	77	55,324
Marvell Technology, Inc.	1,034	67,345
Micron Technology, Inc.	614	43,834
NVIDIA Corp.	2,760	1,289,720
ON Semiconductor Corp.†	203	21,873
Photronics, Inc.†	1,205	31,872
QUALCOMM, Inc.	1,001	132,302
Samsung Electronics Co., Ltd.	1,663	91,066
Skyworks Solutions, Inc.	90	10,293
STMicroelectronics NV	900	48,117
Texas Instruments, Inc.	441	79,380
Tokyo Electron, Ltd.	300	44,800
United Microelectronics Corp.	10,000	14,956
		3,067,587
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	22	5,053
Software — 5.3%
8x8, Inc.†	2,300	10,902
Activision Blizzard, Inc.	743	68,921
Adobe, Inc.†	1,081	590,410
Alignment Healthcare, Inc.†	1,000	6,210
Asana, Inc., Class A†	121	2,938
Atlassian Corp., Class A†	811	147,553
Box, Inc., Class A†	650	20,312
CommVault Systems, Inc.†	312	24,314
DigitalOcean Holdings, Inc.†	500	24,760
Domo, Inc., Class B†	121	2,162
eGain Corp.†	963	7,097
Fiserv, Inc.†	282	35,591
IBEX Holdings, Ltd.†	500	9,925
Intuit, Inc.	330	168,861
Matterport, Inc.†	2,800	9,492
Microsoft Corp.	7,050	2,368,236
Monday.com, Ltd.†	170	30,733
NetEase, Inc.	1,400	30,427
NextGen Healthcare, Inc.†	709	11,791
Open Text Corp.	900	38,658
Open Text Corp. (NASDAQ)	1,350	57,982
Oracle Corp.	1,837	215,352
Sage Group PLC	4,797	57,659
Salesforce, Inc.†	1,388	312,314
SAP SE	692	94,650
Skillz, Inc.†	560	6,698
Splunk, Inc.†	1,598	173,111
Unity Software, Inc.†	1,144	52,441
Veradigm, Inc.†	500	6,760
Workday, Inc., Class A†	851	201,798
Yext, Inc.†	1,800	17,496
		4,805,554
Telecommunications — 1.5%
A10 Networks, Inc.	1,565	24,289
ADTRAN Holdings, Inc.	1,000	9,730
Arista Networks, Inc.†	517	80,182
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
AT&T, Inc.	3,562	$ 51,720
BCE, Inc.	500	21,598
Bezeq The Israeli Telecommunication Corp., Ltd.	25,000	33,114
Cisco Systems, Inc.	3,918	203,893
Corning, Inc.	2,126	72,156
EchoStar Corp., Class A†	532	10,337
Extreme Networks, Inc.†	1,334	35,471
Infinera Corp.†	2,400	10,800
Inseego Corp.†	4,000	3,064
InterDigital, Inc.	175	16,221
Iridium Communications, Inc.	489	25,697
KDDI Corp.	1,800	52,976
Koninklijke KPN NV	13,000	47,054
NETGEAR, Inc.†	600	8,184
Nippon Telegraph & Telephone Corp.	47,500	54,390
Nokia Oyj	10,440	41,071
Orange SA	8,300	93,850
SoftBank Corp.	5,300	58,787
Telefonaktiebolaget LM Ericsson, Class B	16,882	84,824
Telefonica SA	13,000	55,416
Telenor ASA	3,200	34,257
Telephone & Data Systems, Inc.	601	4,820
T-Mobile US, Inc.†	593	81,698
United States Cellular Corp.†	114	2,019
Verizon Communications, Inc.	3,001	102,274
Vodafone Group PLC	16,442	15,705
		1,335,597
Toys/Games/Hobbies — 0.0%
JAKKS Pacific, Inc.†	700	14,588
Transportation — 1.5%
AP Moller-Maersk A/S, Series B	13	26,729
ArcBest Corp.	241	28,033
Aurizon Holdings, Ltd.	19,753	50,551
C.H. Robinson Worldwide, Inc.	67	6,712
Canadian Pacific Kansas City, Ltd.	1,372	112,902
Covenant Logistics Group, Inc.	709	38,825
CSX Corp.	953	31,754
DHL Group	901	46,283
DHT Holdings, Inc.	1,600	15,760
DSV A/S	225	45,051
Expeditors International of Washington, Inc.	90	11,457
FedEx Corp.	142	38,333
Kamigumi Co., Ltd.	1,400	32,455
Knight-Swift Transportation Holdings, Inc.	88	5,346
Kuehne & Nagel International AG	172	53,727
Scorpio Tankers, Inc.	240	11,290
Teekay Tankers, Ltd., Class A	450	19,625
TFI International, Inc.	200	25,670
Union Pacific Corp.	521	120,882
United Parcel Service, Inc., Class B	3,041	569,062
Werner Enterprises, Inc.	542	25,485
		1,315,932
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	121	5,589

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.0%
Consolidated Water Co., Ltd.	1,135	$ 22,201
Total Common Stocks (cost $46,810,771)		56,775,649
CORPORATE BONDS & NOTES — 12.2%
Aerospace/Defense — 0.4%
Northrop Grumman Corp.
2.93%, 01/15/2025	$ 385,000	371,048
Banks — 2.0%
Bank of America Corp.
3.50%, 04/19/2026	365,000	350,389
Citigroup, Inc.
3.20%, 10/21/2026	255,000	239,079
Goldman Sachs Group, Inc.
4.80%, 07/08/2044	385,000	353,806
JPMorgan Chase & Co.
5.40%, 01/06/2042	235,000	241,408
US Bancorp
1.38%, 07/22/2030	325,000	250,158
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	233,029
5.56%, 07/25/2034	110,000	110,434
		1,778,303
Beverages — 0.4%
PepsiCo, Inc.
2.25%, 03/19/2025	390,000	372,871
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	370,595
Commercial Services — 0.3%
PayPal Holdings, Inc.
1.65%, 06/01/2025	250,000	234,414
Computers — 0.3%
Apple, Inc.
3.75%, 11/13/2047	350,000	300,816
Diversified Financial Services — 1.1%
American Express Co.
4.42%, 08/03/2033	250,000	235,252
Capital One Financial Corp.
3.20%, 02/05/2025	335,000	319,850
Mastercard, Inc.
3.30%, 03/26/2027	245,000	234,107
Visa, Inc.
4.30%, 12/14/2045	245,000	227,053
		1,016,262
Healthcare-Services — 0.5%
Humana, Inc.
3.70%, 03/23/2029	270,000	250,025
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	211,204
		461,229
Insurance — 0.5%
MetLife, Inc.
3.60%, 04/10/2024	220,000	216,393
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	235,067
		451,460
Security Description	Shares or Principal Amount	Value

Media — 0.8%
Comcast Corp.
2.89%, 11/01/2051	$ 370,000	$ 246,128
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	515,000	491,139
		737,267
Oil & Gas — 0.5%
Chevron USA, Inc.
3.90%, 11/15/2024	220,000	216,197
Exxon Mobil Corp.
3.57%, 03/06/2045	290,000	232,892
		449,089
Pharmaceuticals — 0.8%
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	219,465
Cigna Group
1.25%, 03/15/2026	240,000	216,643
CVS Health Corp.
4.78%, 03/25/2038	255,000	235,288
		671,396
Pipelines — 0.7%
Enterprise Products Operating LLC
3.75%, 02/15/2025	365,000	355,795
MPLX LP
2.65%, 08/15/2030	295,000	247,834
		603,629
Retail — 1.1%
AutoZone, Inc.
5.05%, 07/15/2026	20,000	19,946
Home Depot, Inc.
3.00%, 04/01/2026	220,000	210,459
Lowe's Cos, Inc.
3.75%, 04/01/2032	270,000	244,827
McDonald's Corp.
3.38%, 05/26/2025	255,000	247,358
TJX Cos., Inc.
2.25%, 09/15/2026	270,000	250,593
		973,183
Semiconductors — 0.7%
Intel Corp.
3.90%, 03/25/2030	240,000	226,336
NVIDIA Corp.
3.20%, 09/16/2026	385,000	369,381
		595,717
Software — 0.4%
Oracle Corp.
2.50%, 04/01/2025	375,000	357,674
Telecommunications — 0.5%
AT&T, Inc.
5.35%, 09/01/2040	240,000	228,334
Verizon Communications, Inc.
2.88%, 11/20/2050	365,000	231,906
		460,240
Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	233,056

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
CSX Corp.
3.80%, 03/01/2028	$ 245,000	$ 234,416
FedEx Corp.
4.75%, 11/15/2045	275,000	243,730
		711,202
Total Corporate Bonds & Notes (cost $12,257,243)		10,916,395
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.6%
U.S. Government — 13.6%
United States Treasury Bonds
1.13%, 05/15/2040	735,000	466,380
1.25%, 05/15/2050	1,330,000	725,058
2.75%, 11/15/2047	855,000	669,037
3.00%, 08/15/2048	1,020,000	836,958
3.38%, 05/15/2044	825,000	726,999
3.63%, 05/15/2053	80,000	74,737
United States Treasury Notes
1.13%, 02/15/2031	360,000	294,427
1.63%, 08/15/2029	850,000	739,102
2.00%, 11/15/2026	370,000	342,554
2.13%, 02/29/2024	600,000	588,844
2.25%, 01/31/2024 to 02/15/2027	1,655,000	1,557,704
2.63%, 02/15/2029	530,000	489,795
2.88%, 08/15/2028 to 05/15/2032	705,000	655,736
3.00%, 07/31/2024	475,000	464,071
3.25%, 06/30/2027	770,000	740,493
3.50%, 04/30/2028 to 02/15/2033	1,205,000	1,165,822
4.00%, 07/31/2030	120,000	119,531
4.13%, 01/31/2025	1,370,000	1,349,182
4.25%, 10/15/2025	210,000	207,588
United States Treasury Notes TIPS
1.13%, 01/15/2033	24	23
		12,214,041
U.S. Government Agency — 2.0%
Federal National Mtg. Assoc.
2.00%, 11/01/2050	377,953	307,302
2.50%, 06/01/2051	487,515	416,874
3.00%, 07/01/2051	274,391	241,461
3.50%, 04/01/2052	254,960	231,155
5.50%, 01/01/2053	166,291	165,142
Government National Mtg. Assoc.
2.50%, 01/20/2053	182,596	157,447
4.50%, 10/20/2052	291,527	280,490
		1,799,871
Total U.S. Government & Agency Obligations (cost $15,383,494)		14,013,912
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 5.0%
iShares Core S&P 500 ETF	5,766	$ 2,653,398
iShares MSCI USA Momentum Factor ETF	1,487	218,217
iShares Russell 1000 Value ETF	594	97,054
iShares Core High Dividend ETF	2,106	219,719
CION Investment Corp.	1,200	13,320
Vanguard Small-Cap Growth ETF	613	146,801
Vanguard Growth ETF	1,493	436,643
Vanguard Small-Cap ETF	3,511	732,921
Total Unaffiliated Investment Companies (cost $4,182,025)		4,518,073
Total Long-Term Investment Securities (cost $78,633,533)		86,224,029
SHORT-TERM INVESTMENTS — 4.2%
Unaffiliated Investment Companies — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(2) (cost $3,760,316)	3,760,316	3,760,315
TOTAL INVESTMENTS (cost $82,393,849)(3)	100.2%	89,984,344
Other assets less liabilities	(0.2)	(206,584)
NET ASSETS	100.0%	$89,777,760
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $123,438 representing 0.1% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of July 31, 2023.
(3)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
NYSE—New York Stock Exchange
TIPS—Treasury Inflation Protected Securities
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
XMIL—Euronext Milan Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	U.S. Treasury 5 Year Notes	September 2023	$106,728	$106,820	$92

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
18	Long	U.S. Treasury 10 Year Notes	September 2023	$2,059,031	$2,005,312	$ (53,719)
16	Short	S&P 500 E-Mini Index	September 2023	3,479,880	3,691,600	(211,720)
						$(265,439)
		Net Unrealized Appreciation (Depreciation)				$(265,347)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 571,205	$ —	$1,606	$ 572,811
Iron/Steel	365,344	—	65	365,409
Pharmaceuticals	4,664,384	—	0	4,664,384
Other Industries	51,173,045	—	—	51,173,045
Corporate Bonds & Notes	—	10,916,395	—	10,916,395
U.S. Government & Agency Obligations	—	14,013,912	—	14,013,912
Unaffiliated Investment Companies	4,518,073	—	—	4,518,073
Short-Term Investments	3,760,315	—	—	3,760,315
Total Investments at Value	$65,052,366	$24,930,307	$1,671	$89,984,344
Other Financial Instruments:†
Futures Contracts	$ 92	$ —	$ —	$ 92
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 265,439	$ —	$ —	$ 265,439
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	39.2%
Domestic Equity Investment Companies	32.6
International Equity Investment Companies	28.3
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 39.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,828,001	$17,201,494
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,854,026	18,113,835
Total Domestic Fixed Income Investment Companies (cost $38,917,713)		35,315,329
Domestic Equity Investment Companies — 32.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	666,345	22,635,726
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	342,097	4,809,891
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	154,701	1,878,068
Total Domestic Equity Investment Companies (cost $25,403,080)		29,323,685
International Equity Investment Companies — 28.3%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	188,716	2,719,401
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,782,807	$22,766,439
Total International Equity Investment Companies (cost $23,063,487)		25,485,840
TOTAL INVESTMENTS (cost $87,384,280)(2)	100.1%	90,124,854
Other assets less liabilities	(0.1)	(71,142)
NET ASSETS	100.0%	$90,053,712
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$90,124,854	$—	$—	$90,124,854
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	40.5%
International Equity Investment Companies	35.0
Domestic Fixed Income Investment Companies	24.6
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 40.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	828,524	$28,144,972
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	421,156	5,921,447
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	319,989	3,884,668
Total Domestic Equity Investment Companies (cost $33,288,436)		37,951,087
International Equity Investment Companies — 35.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	319,149	4,598,935
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,204,988	28,157,706
Total International Equity Investment Companies (cost $30,388,751)		32,756,641
Domestic Fixed Income Investment Companies — 24.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,177,544	11,080,684
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,228,945	$12,006,796
Total Domestic Fixed Income Investment Companies (cost $25,280,250)		23,087,480
TOTAL INVESTMENTS (cost $88,957,437)(2)	100.1%	93,795,208
Other assets less liabilities	(0.1)	(72,750)
NET ASSETS	100.0%	$93,722,458
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$93,795,208	$—	$—	$93,795,208
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	47.3%
International Equity Investment Companies	42.4
Domestic Fixed Income Investment Companies	10.3
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 47.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,397,552	$115,414,822
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,018,852	28,385,056
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,441,330	17,497,751
Total Domestic Equity Investment Companies (cost $139,694,831)		161,297,629
International Equity Investment Companies — 42.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,125,644	16,220,540
SunAmerica Series Trust SA International Index Portfolio, Class 1	10,065,564	128,537,250
Total International Equity Investment Companies (cost $133,319,741)		144,757,790
Domestic Fixed Income Investment Companies — 10.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,693,737	15,938,065
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,959,851	$ 19,147,742
Total Domestic Fixed Income Investment Companies (cost $38,239,585)		35,085,807
TOTAL INVESTMENTS (cost $311,254,157)(2)	100.0%	341,141,226
Other assets less liabilities	(0.0)	(149,806)
NET ASSETS	100.0%	$340,991,420
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$341,141,226	$—	$—	$341,141,226
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	44.9%
Foreign Government Obligations	41.5
Banks	7.4
Other Asset Backed Securities	5.0
Collateralized Mortgage Obligations	4.5
Short-Term Investments	2.3
Multi-National	2.2
Pharmaceuticals	1.0
Pipelines	0.8
REITS	0.7
Auto Manufacturers	0.6
Agriculture	0.5
Telecommunications	0.5
Healthcare-Services	0.4
Electric	0.4
Computers	0.4
Credit Card Receivables	0.3
Healthcare-Products	0.3
Private Equity	0.3
Aerospace/Defense	0.2
Auto Loan Receivables	0.2
Real Estate	0.2
Diversified Financial Services	0.2
Beverages	0.2
Semiconductors	0.2
Oil & Gas	0.2
Internet	0.2
Iron/Steel	0.1
Retail	0.1
Mining	0.1
Water	0.1
Packaging & Containers	0.1
Chemicals	0.1
Gas	0.1
Engineering & Construction	0.1
116.4%
Country Allocation*
United States	59.0%
Japan	20.6
France	7.5
Italy	4.7
Cayman Islands	4.1
United Kingdom	3.9
SupraNational	3.8
Spain	3.3
Canada	1.8
Jersey	1.1
Netherlands	1.0
Germany	0.8
Australia	0.8
Belgium	0.7
Luxembourg	0.5
Denmark	0.5
Ireland	0.4
Mexico	0.4
Hungary	0.4
Sweden	0.3
Switzerland	0.2
Romania	0.1
Israel	0.1
Chile	0.1
Colombia	0.1
Bermuda	0.1

Brazil	0.1%
Purchased Options	0.0
116.4%
Credit Quality#†
Aaa	47.4%
Aa	5.1
A	3.8
Baa	10.7
Ba	1.1
B	0.1
Caa	0.2
Not Rated@	31.6
100.0%

*	Calculated as a percentage of net assets
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody's

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 17.7%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd.
2.95%, 07/22/2030*		$ 400,000	$ 369,506
Macquarie Bank, Ltd.
3.05%, 03/03/2036*		275,000	211,006
Macquarie Group, Ltd.
1.34%, 01/12/2027*		225,000	201,422
Westpac Banking Corp.
2.67%, 11/15/2035		525,000	404,616
			1,186,550
Brazil — 0.1%
Banco do Brasil SA (Cayman)
6.25%, 04/15/2024(1)		240,000	220,800
Cayman Islands — 0.2%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*		250,000	243,221
Vale Overseas, Ltd.
6.13%, 06/12/2033		360,000	361,817
			605,038
Colombia — 0.1%
Ecopetrol SA
6.88%, 04/29/2030		30,000	28,269
8.63%, 01/19/2029		60,000	61,770
8.88%, 01/13/2033		140,000	143,617
			233,656
Denmark — 0.2%
Danske Bank A/S
4.30%, 04/01/2028*		700,000	660,284
France — 2.5%
BNP Paribas SA
3.38%, 01/09/2025*		2,050,000	1,981,487
BPCE SA
4.00%, 09/12/2023*		1,300,000	1,296,103
4.38%, 07/13/2028	EUR	700,000	772,438
Credit Agricole SA
1.25%, 01/26/2027*		650,000	580,600
4.25%, 07/11/2029	EUR	700,000	773,343
Electricite de France SA
2.88%, 12/15/2026(1)	EUR	400,000	383,949
6.13%, 06/02/2034	GBP	150,000	188,063
Societe Generale SA
0.88%, 09/22/2028	EUR	900,000	858,773
1.49%, 12/14/2026*		550,000	491,377
8.00%, 09/29/2025*(1)		200,000	195,900
TotalEnergies SE
2.00%, 06/04/2030(1)	EUR	275,000	236,720
			7,758,753
Germany — 0.6%
Deutsche Bank AG
1.75%, 11/19/2030	EUR	100,000	89,200
2.13%, 11/24/2026		150,000	135,913
2.22%, 09/18/2024		300,000	297,928
3.73%, 01/14/2032		325,000	253,481
4.63%, 10/30/2027(1)	EUR	600,000	492,420
FMS Wertmanagement
1.38%, 03/07/2025	GBP	600,000	721,615
			1,990,557
Security Description		Shares or Principal Amount	Value

Ireland — 0.4%
AIB Group PLC
2.88%, 05/30/2031	EUR	274,000	$ 278,941
Bank of Ireland Group PLC
6.75%, 03/01/2033	EUR	250,000	284,945
7.50%, 05/19/2025(1)	EUR	200,000	217,701
Permanent TSB Group Holdings PLC
6.63%, 04/25/2028	EUR	275,000	306,106
			1,087,693
Italy — 0.3%
Enel SpA
1.38%, 06/08/2027(1)	EUR	700,000	639,772
3.38%, 08/24/2026(1)	EUR	135,000	137,673
Telecom Italia SpA
4.00%, 04/11/2024	EUR	150,000	163,482
			940,927
Jersey — 0.4%
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034		$ 1,241,940	1,055,837
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	119,222
			1,175,059
Luxembourg — 0.5%
ArcelorMittal SA
4.25%, 07/16/2029		155,000	147,735
Blackstone Property Partners Europe Holdings SARL
1.00%, 05/04/2028	EUR	194,000	166,826
1.25%, 04/26/2027	EUR	237,000	216,054
2.00%, 02/15/2024	EUR	300,000	322,517
Logicor Financing SARL
2.25%, 05/13/2025	EUR	350,000	361,412
3.25%, 11/13/2028	EUR	300,000	292,267
			1,506,811
Mexico — 0.1%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(1)		200,000	174,500
Mexico City Airport Trust
3.88%, 04/30/2028*		210,000	197,684
			372,184
Netherlands — 1.0%
ABN AMRO Bank NV
0.50%, 09/23/2029	EUR	1,200,000	1,064,492
1.54%, 06/16/2027*		500,000	440,445
American Medical Systems Europe BV
0.75%, 03/08/2025	EUR	800,000	834,904
ING Groep NV
4.02%, 03/28/2028		225,000	212,659
Prosus NV
3.68%, 01/21/2030		560,000	478,110
			3,030,610
Spain — 0.9%
Banco de Sabadell SA
5.25%, 02/07/2029	EUR	300,000	329,903

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Spain (continued)
Banco Santander SA
2.71%, 06/27/2024		$ 600,000	$ 582,342
3.49%, 05/28/2030		200,000	175,860
6.92%, 08/08/2033		200,000	200,000
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	299,755
0.75%, 05/26/2028	EUR	100,000	95,519
1.13%, 05/17/2024	EUR	400,000	429,786
6.25%, 02/23/2033	EUR	100,000	112,280
6.75%, 06/13/2024(1)	EUR	200,000	216,905
FCC Aqualia SA
2.63%, 06/08/2027	EUR	365,000	377,260
			2,819,610
SupraNational — 2.1%
African Export-Import Bank
3.80%, 05/17/2031*		200,000	164,200
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.00%, 09/01/2029*	EUR	100,000	83,409
Asian Development Bank
1.13%, 06/10/2025	GBP	2,700,000	3,194,250
2.35%, 06/21/2027	JPY	40,000,000	305,677
CANPACK SA /Eastern PA Land Investment Holding LLC
2.38%, 11/01/2027*	EUR	200,000	187,223
European Investment Bank
2.25%, 03/15/2030	EUR	1,670,000	1,750,582
Inter-American Development Bank
7.00%, 06/15/2025		850,000	876,669
			6,562,010
Sweden — 0.2%
Swedbank AB
1.30%, 02/17/2027	EUR	500,000	495,110
Verisure Holding AB
3.25%, 02/15/2027*	EUR	150,000	149,068
			644,178
Switzerland — 0.2%
Credit Suisse AG
2.95%, 04/09/2025		250,000	236,603
UBS Group AG
1.00%, 06/24/2027	EUR	275,000	271,083
3.09%, 05/14/2032*		300,000	247,813
			755,499
United Kingdom — 1.0%
BAT International Finance PLC
2.25%, 06/26/2028	GBP	400,000	427,698
3.95%, 06/15/2025*		1,000,000	968,160
Bellis Acquisition Co. PLC
3.25%, 02/16/2026*	GBP	100,000	110,049
Santander UK Group Holdings PLC
1.09%, 03/15/2025		400,000	385,193
Standard Chartered PLC
1.21%, 03/23/2025*		200,000	192,566
Security Description		Shares or Principal Amount	Value

United Kingdom (continued)
1.46%, 01/14/2027*		$ 700,000	$ 625,323
Vodafone Group PLC
1.88%, 09/11/2025	EUR	210,000	221,373
			2,930,362
United States — 6.5%
AbbVie, Inc.
2.60%, 11/21/2024		750,000	722,012
Air Lease Corp.
2.88%, 01/15/2026		350,000	327,368
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026		550,000	532,206
AutoNation, Inc.
1.95%, 08/01/2028		125,000	103,182
Aviation Capital Group LLC
1.95%, 01/30/2026*		75,000	67,382
Bank of America Corp.
3.37%, 01/23/2026		1,000,000	963,992
4.57%, 04/27/2033		293,000	275,449
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	630,590
Becton Dickinson & Co.
0.03%, 08/13/2025	EUR	230,000	233,787
3.36%, 06/06/2024		431,000	422,210
Boeing Co.
3.25%, 02/01/2035		50,000	40,764
3.75%, 02/01/2050		25,000	18,985
5.15%, 05/01/2030		425,000	421,395
Broadcom, Inc.
3.14%, 11/15/2035*		364,000	279,252
4.15%, 04/15/2032*		275,000	248,650
Cheniere Energy Partners LP
3.25%, 01/31/2032		145,000	120,660
4.50%, 10/01/2029		735,000	683,321
Citigroup, Inc.
3.11%, 04/08/2026		800,000	765,710
3.79%, 03/17/2033		855,000	755,534
4.91%, 05/24/2033		350,000	338,459
Dell International LLC/EMC Corp.
5.30%, 10/01/2029		150,000	149,610
6.02%, 06/15/2026		475,000	481,554
6.20%, 07/15/2030		75,000	77,880
Dollar Tree, Inc.
4.00%, 05/15/2025		400,000	388,331
EMD Finance LLC
3.25%, 03/19/2025*		900,000	865,128
General Motors Financial Co., Inc.
0.85%, 02/26/2026	EUR	115,000	116,459
1.69%, 03/26/2025	EUR	185,000	195,853
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	268,828
HCA, Inc.
3.38%, 03/15/2029*		100,000	88,908
5.88%, 02/01/2029		300,000	302,740
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023		350,000	349,238
Hyundai Capital America
1.00%, 09/17/2024*		1,525,000	1,441,630

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*		$ 300,000	$ 270,111
JPMorgan Chase & Co.
2.96%, 05/13/2031		350,000	300,692
McKesson Corp.
1.50%, 11/17/2025	EUR	200,000	208,738
Morgan Stanley
2.94%, 01/21/2033		333,000	277,141
4.81%, 10/25/2028	EUR	975,000	1,092,615
MPT Operating Partnership LP/MPT Finance Corp.
3.69%, 06/05/2028	GBP	450,000	415,805
4.63%, 08/01/2029		300,000	238,293
ONE Gas, Inc.
1.10%, 03/11/2024		270,000	262,502
Realty Income Corp.
4.63%, 11/01/2025		650,000	640,010
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025		650,000	648,212
Spirit Realty LP
2.10%, 03/15/2028		175,000	149,162
Teledyne Technologies, Inc.
0.95%, 04/01/2024		400,000	386,629
T-Mobile USA, Inc.
3.50%, 04/15/2025		250,000	241,552
3.75%, 04/15/2027		328,000	311,223
4.75%, 02/01/2028		150,000	146,177
UnitedHealth Group, Inc.
5.35%, 02/15/2033		925,000	958,275
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*		575,000	525,424
VMware, Inc.
4.70%, 05/15/2030		145,000	137,657
			19,887,285
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(2)(3)		390,000	13,650
Total Corporate Bonds & Notes (cost $58,701,892)			54,381,516
ASSET BACKED SECURITIES — 5.5%
Cayman Islands — 3.9%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.52%, (SOFR30A+1.45%), 01/15/2037*		950,000	942,145
Diameter Capital CLO 1, Ltd. FRS
Series 2021-1A, Class A1A 6.81%, (TSFR3M+1.50%), 07/15/2036*		1,100,000	1,092,445
Dryden CLO, Ltd. FRS
Series 2023-105A, Class A 6.66%, (TSFR3M+1.80%), 04/18/2036*		1,500,000	1,505,686
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Elmwood CLO IV, Ltd. FRS
Series 2020-1A, Class A 6.81%, (TSFR3M+1.50%), 04/15/2033*	$ 1,100,000	$ 1,098,755
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1A 7.08%, (TSFR3M+1.71%), 11/30/2032*	1,225,000	1,225,036
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 6.80%, (TSFR3M+1.43%), 07/28/2034*	2,100,000	2,061,215
Trysail CLO, Ltd. FRS
Series 2021-1A, Class A1 6.91%, (TSFR3M+1.58%), 07/20/2032*	2,100,000	2,091,392
Venture 39 CLO, Ltd. FRS
Series 2020-39A, Class A1 6.85%, (TSFR3M+1.54%), 04/15/2033*	1,200,000	1,183,045
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.76%, (TSFR3M+1.43%), 07/20/2032*	750,000	743,180
		11,942,899
Jersey — 0.7%
Bain Capital Credit CLO, Ltd. FRS
Series 2023-3A, Class A 7.17%, (TSFR3M+1.80%), 07/24/2036*	700,000	700,059
Halseypoint CLO 7, Ltd. FRS
Series 2023-7A, Class A 7.51%, (TSFR3M+2.25%), 07/20/2036*	1,600,000	1,616,325
		2,316,384
United States — 0.9%
Barclays Dryrock Issuance Trust
Series 2023-1, Class A 4.72%, 02/15/2029	900,000	889,922
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 6.09%, (TSFR1M+0.78%), 10/25/2035	52,533	50,559
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.34%, 06/15/2028*	700,000	699,990
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 5.64%, (TSFR1M+0.34%), 04/25/2037	254,314	244,416

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 5.66%, (3 ML+0.11%), 12/15/2032*	$ 840,007	$ 790,180
		2,675,067
Total Asset Backed Securities (cost $16,895,309)		16,934,350
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Bermuda — 0.1%
Bellemeade Re, Ltd. FRS
Series 2021-2A, Class M1B 6.57%, (SOFR30A+1.50%), 06/25/2031*	225,000	224,021
United States — 4.4%
BANK
Series 2019-BN19, Class D 3.00%, 08/15/2061*	100,000	39,677
Series 2023-5YR2, Class A3 6.66%, 06/15/2028	1,250,000	1,298,484
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(4)	800,000	755,930
BBCMS Mtg. Trust
Series 2023-C20, Class ASB 5.86%, 07/15/2056	600,000	619,945
BBCMS Mtg. Trust VRS
Series 2023-C20, Class A5 5.58%, 07/15/2056(4)	600,000	616,051
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056	900,000	929,366
BMO Mtg. Trust
Series 2023-C5, Class A5 5.77%, 06/15/2056	800,000	826,304
Series 2023-C5, Class ASB 5.99%, 06/15/2056	800,000	821,133
BMO Mtg. Trust VRS
Series 2023-C4, Class A5 5.12%, 02/15/2056(4)	750,000	739,037
BX Commercial Mtg. Trust FRS
Series 2023-VLT2, Class A 7.50%, (TSFR1M+2.28%), 06/15/2040*	675,000	673,317
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.36%, 07/10/2028*(4)	500,000	505,652
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 5.95%, (TSFR1M+0.65%), 02/25/2036	219,461	183,699
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA2, Class M2 7.23%, (SOFR30A+2.16%), 04/25/2049*	266,463	267,625
Security Description	Shares or Principal Amount	Value

United States (continued)
Series 2020-HQA5, Class M2 7.67%, (SOFR30A+2.60%), 11/25/2050*	$ 92,571	$ 94,076
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2020-DNA5, Class B1 9.87%, (SOFR30A+4.80%), 10/25/2050*	578,000	624,596
Series 2020-HQA4, Class B1 10.43%, (SOFR30A+5.36%), 09/25/2050*	371,071	397,625
Series 2020-DNA4, Class B1 11.18%, (SOFR30A+6.11%), 08/25/2050*	501,306	559,208
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2019-DNA4, Class B1 7.88%, (SOFR30A+2.81%), 10/25/2049*	100,000	100,250
Series 2023-HQA2, Class M1B 8.42%, (SOFR30A+3.35%), 06/25/2043*	224,000	229,333
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2020-R01, Class 1M2 7.23%, (SOFR30A+2.16%), 01/25/2040*	33,763	33,996
Series 2019-R02, Class 1M2 7.48%, (SOFR30A+2.41%), 08/25/2031*	824	825
Series 2023-R06, Class 1M2 7.77%, (SOFR30A+2.70%), 07/25/2043*	120,000	120,806
Series 2021-R01, Class 1B1 8.17%, (SOFR30A+3.10%), 10/25/2041*	381,000	383,211
Series 2023-R05, Class 1M2 8.17%, (SOFR30A+3.10%), 06/25/2043*	120,000	122,868
Series 2023-R03, Class 2M2 8.97%, (SOFR30A+3.90%), 04/25/2043*	163,524	170,696
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	148,261	156,490
Series 2012-111, Class B 7.00%, 10/25/2042	39,536	40,914
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	407,371
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(4)	651,282	527,609

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 5.89%, (TSFR1M+0.59%), 06/25/2047	$ 179,167	$ 160,982
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.19%, 07/25/2059*(4)	105,132	97,752
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	812,000	676,532
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 6.07%, (6 ML+0.66%), 11/20/2034	13,169	11,773
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 5.20%, (12 MTA+0.99%), 06/25/2046	189,151	149,698
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 4.62%, 12/28/2037(4)	87,209	80,430
Wells Fargo Commercial Mtg. Trust
Series 2017-RC1, Class D 3.25%, 01/15/2060*	150,000	103,877
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(4)	22,161	19,760
		13,546,898
Total Collateralized Mortgage Obligations (cost $14,016,678)		13,770,919
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.9%
United States — 44.9%
United States Treasury Bonds
1.38%, 11/15/2040	2,000,000	1,308,828
1.75%, 08/15/2041	8,350,000	5,755,955
1.88%, 02/15/2041	13,060,000	9,290,456
2.00%, 11/15/2041	1,350,000	968,730
2.25%, 05/15/2041(5)	18,220,000	13,746,848
United States Treasury Bonds STRIPS
0.01%, 02/15/2038 to 08/15/2038	1,020,000	547,482
United States Treasury Notes
0.75%, 04/30/2026	18,080,000	16,312,256
1.38%, 11/15/2031	2,440,000	1,996,416
1.88%, 02/15/2032	7,650,000	6,496,822
2.75%, 05/31/2029	2,740,000	2,542,099
2.88%, 04/30/2029	2,190,000	2,047,051
3.88%, 09/30/2029	70,000	68,997
4.25%, 10/15/2025(5)	14,880,000	14,709,112
Federal Home Loan Bank
2.63%, 09/12/2025	2,200,000	2,097,508
Security Description		Shares or Principal Amount	Value

United States (continued)
Federal Home Loan Mtg. Corp.
5.00%, 10/01/2029 to 05/01/2041		$ 427,238	$ 429,426
Federal National Mtg. Assoc.
4.50%, 02/01/2040 to 08/01/2041		49,550	48,668
5.00%, 05/01/2053		2,955,242	2,886,628
6.00%, 10/01/2034 to 10/01/2041		539,856	555,308
Government National Mtg. Assoc.
2.50%, 08/21/2053		9,000,000	7,758,457
3.00%, 07/20/2051 to 11/20/2051		17,065,845	15,092,909
4.50%, 02/20/2049		1,321,978	1,288,636
4.50%, August 30 TBA		8,000,000	7,695,313
5.00%, 09/20/2049		1,157,842	1,151,387
5.00%, August 30 TBA		10,000,000	9,798,438
5.50%, August 30 TBA		4,000,000	3,975,000
6.00%, August 30 TBA		2,000,000	2,009,453
Uniform Mtg. Backed Securities
5.50%, August 30 TBA		7,000,000	6,951,328
Total U.S. Government & Agency Obligations (cost $142,349,220)			137,529,511
FOREIGN GOVERNMENT OBLIGATIONS — 41.5%
Australia — 0.4%
Commonwealth of Australia
3.25%, 06/21/2039	AUD	740,000	437,903
4.50%, 04/21/2033	AUD	1,100,000	764,878
			1,202,781
Belgium — 0.7%
Kingdom of Belgium
0.35%, 06/22/2032*	EUR	1,080,000	941,062
2.15%, 06/22/2066*	EUR	620,000	489,608
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	794,761
			2,225,431
Canada — 1.8%
Government of Canada
2.75%, 12/01/2048	CAD	1,500,000	1,022,808
Province of British Columbia, Canada
2.85%, 06/18/2025	CAD	3,600,000	2,629,762
4.95%, 06/18/2040	CAD	400,000	323,728
Province of Quebec, Canada
2.25%, 09/15/2026	GBP	1,360,000	1,588,217
			5,564,515
Chile — 0.1%
Republic of Chile
4.95%, 01/05/2036		270,000	265,507
Denmark — 0.3%
Kingdom of Denmark
4.50%, 11/15/2039	DKK	4,700,000	842,219

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
France — 5.0%
Government of France
Zero Coupon, 03/25/2025	EUR	7,820,000	$ 8,155,394
0.75%, 02/25/2028	EUR	1,210,000	1,210,633
1.25%, 05/25/2034	EUR	2,110,000	1,933,141
1.75%, 05/25/2066*	EUR	1,100,000	782,280
2.00%, 05/25/2048*	EUR	130,000	110,060
4.50%, 04/25/2041	EUR	2,450,000	3,110,859
			15,302,367
Germany — 0.2%
State of North Rhine-Westphalia, Germany
2.13%, 06/13/2025	GBP	400,000	480,617
Hungary — 0.4%
Republic of Hungary
6.13%, 05/22/2028		$ 300,000	305,113
6.25%, 09/22/2032		740,000	759,314
			1,064,427
Ireland — 0.0%
Republic of Ireland
0.35%, 10/18/2032	EUR	140,000	122,647
Israel — 0.1%
Israel Government USAID
5.50%, 09/18/2023		300,000	299,949
Italy — 4.4%
Republic of Italy
0.90%, 04/01/2031	EUR	1,650,000	1,466,580
1.45%, 05/15/2025	EUR	1,200,000	1,271,946
2.15%, 09/01/2052*	EUR	1,640,000	1,159,322
2.80%, 06/15/2029	EUR	6,170,000	6,473,892
2.80%, 03/01/2067*	EUR	200,000	153,597
3.25%, 03/01/2038*	EUR	40,000	39,019
3.35%, 03/01/2035*	EUR	1,670,000	1,699,371
6.00%, 05/01/2031	EUR	1,040,000	1,313,882
			13,577,609
Japan — 20.6%
Government of Japan
0.01%, 09/01/2024 to 01/01/2025	JPY	4,071,800,000	28,647,806
0.10%, 06/20/2030 to 09/20/2031	JPY	3,080,000,000	21,154,971
1.00%, 03/20/2062	JPY	800,000,000	4,723,860
1.10%, 09/20/2042	JPY	692,000,000	4,793,826
1.40%, 09/20/2052	JPY	560,150,000	3,890,043
			63,210,506
Mexico — 0.3%
United Mexican States
3.75%, 04/19/2071		940,000	622,821
6.34%, 05/04/2053		200,000	203,907
			826,728
Romania — 0.1%
Government of Romania
2.00%, 01/28/2032*	EUR	70,000	57,763
3.38%, 01/28/2050*	EUR	10,000	7,224
3.62%, 05/26/2030*	EUR	300,000	295,018
			360,005
Security Description		Shares or Principal Amount	Value

Spain — 2.4%
Kingdom of Spain
0.85%, 07/30/2037*	EUR	330,000	$ 250,178
1.25%, 10/31/2030*	EUR	160,000	153,149
1.50%, 04/30/2027*	EUR	2,770,000	2,863,373
2.55%, 10/31/2032*	EUR	660,000	677,029
2.90%, 10/31/2046*	EUR	770,000	721,824
3.45%, 07/30/2043 to 07/30/2066*	EUR	1,971,000	2,007,240
5.15%, 10/31/2044*	EUR	550,000	714,223
			7,387,016
SupraNational — 1.7%
European Union
0.01%, 07/06/2026	EUR	5,240,000	5,266,767
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026	SEK	4,610,000	411,523
United Kingdom — 2.9%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	490,000	326,691
1.75%, 07/22/2057	GBP	40,000	28,030
3.25%, 01/22/2044	GBP	3,130,000	3,350,250
3.50%, 01/22/2045 to 07/22/2068	GBP	4,050,000	4,462,237
4.25%, 12/07/2046	GBP	470,000	580,917
			8,748,125
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(2)(3)		$ 230,000	19,550
Total Foreign Government Obligations (cost $140,959,299)			127,178,289
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the AUD vs. USD (Expiration Date: 08/04/2023; Strike Price: USD 0.70; Counterparty: JPMorgan Chase Bank, N.A.)		2,891,000	68
Over the Counter call option on the NZD vs. USD (Expiration Date: 08/02/2023; Strike Price: USD 0.63; Counterparty: UBS AG)		3,154,000	59
Over the Counter call option on the NZD vs. USD (Expiration Date: 08/02/2023; Strike Price: USD 0.64; Counterparty: Standard Chartered Bank)		4,712,000	3

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. MNX (Expiration Date: 08/10/2023; Strike Price: USD 18.18; Counterparty: Barclays Capital, Inc.)	2,124,000	$ 85
Over the Counter call option on the USD vs. MXN (Expiration Date: 08/10/2023; Strike Price: USD 18.17; Counterparty: Deutsche Bank AG)	1,062,000	45
Over the Counter call option on the USD vs. MXN (Expiration Date: 09/08/2023; Strike Price: USD 18.11; Counterparty: Morgan Stanley and Co., Inc. )	949,000	1,568
Over the Counter call option on the USD vs. MXN (Expiration Date: 10/05/2023; Strike Price: USD 18.09; Counterparty:Barclays Capital, Inc. )	1,949,000	8,003
Over the Counter call option on the USD vs. MXN (Expiration Date: 10/20/2023; Strike Price: USD 17.68; Counterparty: Citibank, N.A.)	1,986,000	17,814
Over the Counter call option on the USD vs. NOK (Expiration Date: 08/04/2023; Strike Price: USD 10.05; Counterparty: JPMorgan Chase Bank, N.A.)	996,000	11,593
Over the Counter call option on the USD vs. NOK (Expiration Date: 08/30/2023; Strike Price: USD 10.43; Counterparty: Barclays Capital, Inc. )	1,948,000	11,337
Over the Counter call option on the USD vs. SEK (Expiration Date: 08/08/2023; Strike Price: USD 11.14; Counterparty: Citibank N.A.)	1,949,000	56
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. SEK (Expiration Date: 08/11/2023; Strike Price: USD 10.60; Counterparty: JPMorgan Chase Bank, N.A.)	986,000	$ 5,635
Over the Counter call option on the USD vs. ZAR (Expiration Date: 08/14/2023; Strike Price: USD 19.38; Counterparty: UBS AG)	986,000	532
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 1.98% versus EUR-LIBOR_BBA maturing 12/01/2023 (Counterparty: CitiBank, N.A.)	2,970,000	4,243
		61,041
Purchased Options - Puts — 0.0%
Over the Counter put option on the EUR vs. USD (Expiration Date: 08/17/2023; Strike Price: USD 1.10; Counterparty: BNP Paribas SA)	3,548,000	15,136
Over the Counter put option on the GBP vs. USD (Expiration Date: 08/01/2023; Strike Price: GBP 1.25; Counterparty: BNP Paribas SA)	1,502,000	2
Over the Counter put option on the GBP vs. USD (Expiration Date: 08/09/2023; Strike Price: USD 1.29; Counterparty: Deutsche Bank)	1,522,000	12,944
Over the Counter put option on the GBP vs. USD (Expiration Date: 08/14/2023; Strike Price: USD 1.27; Counterparty: Standard Chartered Bank)	2,300,000	6,851
Over the Counter put option on the NZD vs. USD (Expiration Date: 08/08/2023; Strike Price: USD 0.62; Counterparty: Morgan Stanley and Co, Inc. )	3,137,000	16,103

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the NZD vs. USD (Expiration Date: 08/23/2023; Strike Price: USD 0.61; Counterparty: Standard Chartered Bank)	4,747,000	$ 11,687
Over the Counter put option on the USD vs. CHF (Expiration Date: 08/17/2023; Strike Price: USD 0.86; Counterparty: Morgan Stanley and Co, Inc.)	996,000	1,744
Over the Counter put option on the USD vs. JPY (Expiration Date: 09/29/2023; Strike Price: USD 138.25; Counterparty: UBS AG)	1,894,000	16,234
Over the Counter put option on the USD vs. JPY (Expiration Date: 11/01/2023; Strike Price: USD 130.70; Counterparty: JPMorgan Chase Bank, N.A.)	2,025,718	5,824
Over the Counter put option on the USD vs. JPY (Expiration Date: 11/20/2023; Strike Price: USD 132.00; Counterparty: Deutsche Bank AG)	1,942,000	9,887
Over the Counter put option on the USD vs. SEK (Expiration Date: 08/03/2023; Strike Price: USD 10.08; Counterparty: UBS AG)	1,977,000	2
Over the Counter put option on the USD vs. SEK (Expiration Date: 08/03/2023; Strike Price: USD 10.23; Counterparty: Deutsche Bank AG)	989,000	36
		96,450
Total Purchased Options (cost $452,259)		157,491
Total Long-Term Investment Securities (cost $373,374,657)		349,952,076
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.3%
Unaffiliated Investment Companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.94%(6) (cost $6,987,591)	6,987,592	$ 6,987,591
TOTAL INVESTMENTS (cost $380,362,248)(7)	116.4%	356,939,667
Other assets less liabilities	(16.4)	(50,329,274)
NET ASSETS	100.0%	$306,610,393
FORWARD SALES CONTRACTS — (5.6%)
U.S. Government Agencies — (5.6%)
Uniform Mtg. Backed Securities — (0.7%)
5.00%, August 30 TBA	$ (2,000,000)	(1,953,672)
Government National Mtg. Assoc. — (4.9%)
3.00%, August 30 TBA	(17,000,000)	(15,122,695)
Total Forward Sales Contracts (proceeds ($17,240,156)		$ (17,076,367)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Global Bond Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $48,624,822 representing 15.9% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

(2)	Security in default of interest.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	10/23/2017	$390,000	$115,546	$13,650	$3.50	0.0%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	08/01/2017	230,000	93,621	19,550	8.50	0.0
				$33,200		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	The rate shown is the 7-day yield as of July 31, 2023.
(7)	See Note 3 for cost of investments on a tax basis.
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
USAID—United States Agency for International Development
VRS—Variable Rate Security
AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NZD—New Zealand Dollar
SEK—Swedish Krona
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	1,280,000	BRL	Less than 1-Month BRCDI	Fixed 8.495%	Maturity	Maturity	Jan 2027	$ (26,601)	$ (3,534)	$ (30,135)
Centrally Cleared	1,630,000	BRL	Less than 1-Month BRCDI	Fixed 12.300	Maturity	Maturity	Jan 2024	230	(1,504)	(1,274)
Centrally Cleared	15,010,000	BRL	1-Month BRCDI	Fixed 11.814	Monthly	Monthly	Jan 2024	2,281	(54,674)	(52,393)
Centrally Cleared	850,000	BRL	1-Month CETIP	Fixed 11.230	Monthly	Monthly	Jan 2027	(6,032)	10,491	4,459
Centrally Cleared	5,150,000	BRL	Fixed 10.950%	1-Month BRCDI	Monthly	Monthly	Jan 2025	(697)	31,610	30,913
Centrally Cleared	6,200,000	BRL	Less than 1-Month BRCDI	Fixed 12.060	Maturity	Maturity	Jan 2025	(8,175)	13,599	5,424
Centrally Cleared	4,730,000	EUR	6-Month EURIBOR	Fixed 2.855	Semiannual	Semiannual	Jul 2037	(26,307)	(24,140)	(50,447)
Centrally Cleared	3,990,000	EUR	Fixed 1.560	6-Month EURIBOR	Annual	Semiannual	Jul 2052	124,844	110,624	235,468
Centrally Cleared	9,330,000	USD	Fixed 2.680	Less than 1-Month SOFR	Annual	Annual	Jul 2032	99,074	141,841	240,915
Centrally Cleared	22,630,000	USD	Less than 1-Month SOFR	Fixed 2.910	Annual	Annual	Jul 2037	(257,424)	(199,600)	(457,024)
Centrally Cleared	19,280,000	USD	Fixed 2.080	Less than 1-Month SOFR	Annual	Annual	Jul 2047	267,427	88,472	355,899
Centrally Cleared	15,010,000	USD	Less than 1-Month SOFR	Fixed 2.720	Annual	Annual	Aug 2037	(282,036)	(114,925)	(396,961)
Centrally Cleared	7,710,000	USD	Fixed 2.170	Less than 1-Month SOFR	Annual	Annual	Aug 2052	347,808	91,875	439,683
Centrally Cleared	7,090,000	BRL	Fixed 12.795	Less than 1-Month BRCDI	Maturity	Maturity	Jan 2024	—	8,998	8,998
Centrally Cleared	49,630,000	USD	Less than 1-Month SOFR	Fixed 3.350	Annual	Annual	Oct 2027	264,247	(270,868)	(6,621)
Centrally Cleared	11,410,000	USD	Fixed 3.240	Less than 1-Month SOFR	Annual	Annual	Oct 2035	(80,292)	211,865	131,573

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	4,550,000	BRL	Fixed 13.300%	Less than 1-Month BRCDI	Monthly	Monthly	Jan 2025	$ (24)	$ (34,934)	$ (34,958)
Centrally Cleared	3,720,000	BRL	Less than 1-Month BRCDI	Fixed 13.950%	Monthly	Monthly	Jan 2024	(199)	6,074	5,875
Centrally Cleared	21,440,000	EUR	Fixed 1.452	6-Month EURIBOR	Annual	Semiannual	Aug 2042	569,090	283,255	852,345
Centrally Cleared	8,380,000	EUR	6-Month EURIBOR	Fixed 2.152	Annual	Semiannual	Aug 2037	(257,644)	(48,950)	(306,594)
Centrally Cleared	12,550,000	EUR	6-Month EURIBOR	Fixed 1.051	Annual	Semiannual	Aug 2047	(239,375)	(144,265)	(383,640)
Centrally Cleared	2,450,000	BRL	Less than 1-Month BRCDI	Fixed 13.030	Maturity	Maturity	Jan 2027	2,128	50,193	52,321
Centrally Cleared	20,780,000	USD	Fixed 4.000	Less than 1-Month SOFR	Annual	Annual	Mar 2025	65,394	76,064	141,458
Centrally Cleared	7,150,000	BRL	Less than 1-Month BRCDI	Fixed 12.064	Monthly	Monthly	Jan 2025	—	21,754	21,754
Centrally Cleared	16,580,000	USD	Less than 1-Month SOFR	Fixed 3.391	Annual	Annual	May 2038	(20,313)	(57,041)	(77,354)
Centrally Cleared	13,240,000	USD	Fixed 2.564	Less than 1-Month SOFR	Annual	Annual	May 2053	7,204	32,150	39,354
Centrally Cleared	1,180,000	USD	Fixed 3.000	Less than 1-Month SOFR	Annual	Annual	May 2034	24,254	24,126	48,380
Centrally Cleared	1,610,000	AUD	6-Month BBSW	Fixed 4.000	Semiannual	Semiannual	May 2034	(14,364)	(22,760)	(37,124)
Centrally Cleared	3,140,000	BRL	Less than 1-Month BRCDI	Fixed 10.850	Maturity	Maturity	Jan 2026	102	9,378	9,480
Centrally Cleared	14,080,000	USD	Less than 1-Month SOFR	Fixed 3.423	Annual	Annual	Mar 2030	(2,209)	(293,037)	(295,246)
Centrally Cleared	798,670,000	KRW	3-Month KSDA	Fixed 3.250	Quarterly	Quarterly	Sep 2033	(1,893)	(12,424)	(14,317)
Centrally Cleared	1,290,000	SGD	Fixed 3.000	6-Month MIBOR	Semiannual	Semiannual	Sep 2028	4,247	1,399	5,646
Centrally Cleared	28,690,000	ZAR	Fixed 9.250	3-Month JIBAR	Quarterly	Quarterly	Sep 2025	(22,292)	(7,935)	(30,227)
Centrally Cleared	6,425,000	ZAR	3-Month JIBAR	Fixed 10.500	Quarterly	Quarterly	Sep 2033	6,005	20,554	26,559
Centrally Cleared	4,620,000	USD	Less than 1-Month SOFR	Fixed 3.750	Annual	Annual	Sep 2028	25,814	(57,038)	(31,224)
Centrally Cleared	290,000	USD	Fixed 3.500	Less than 1-Month SOFR	Annual	Annual	Sep 2033	4,407	(540)	3,867
Centrally Cleared	23,630,000	CAD	Less than 1-Month CORRA	Fixed 4.250	Semiannual	Semiannual	Sep 2025	(132,591)	(46,866)	(179,457)
Centrally Cleared	16,830,000	AUD	Fixed 3.500	3-Month BBSW	Quarterly	Quarterly	Sep 2025	178,592	(9,673)	168,919
Centrally Cleared	4,570,000	AUD	Fixed 3.750	6-Month BBSW	Semiannual	Semiannual	Sep 2028	85,096	(18,094)	67,002
Centrally Cleared	10,340,000	AUD	6-Month BBSW	Fixed 4.000	Semiannual	Semiannual	Sep 2033	(234,766)	(7,341)	(242,107)
Centrally Cleared	28,370,000	SEK	Fixed 3.000	3-Month STIBO	Annual	Quarterly	Sep 2033	(27,725)	38,014	10,289
Centrally Cleared	970,000	USD	Less than 1-Month SOFR	Fixed 3.600	Annual	Annual	Sep 2028	2,727	(15,760)	(13,033)
Centrally Cleared	17,710,000	EUR	Fixed 2.852	3-Month EURIBOR	Annual	Quarterly	Apr 2028	(64,371)	40,726	(23,645)
Centrally Cleared	3,880,000	EUR	Fixed 2.000	6-Month EURIBOR	Annual	Semiannual	May 2053	5,550	40,772	46,322
Centrally Cleared	1,860,000	EUR	Fixed 3.500	6-Month EURIBOR	Annual	Semiannual	Sep 2026	(3,837)	(1,069)	(4,906)
Centrally Cleared	980,000	EUR	Fixed 3.250	6-Month EURIBOR	Annual	Semiannual	Sep 2027	869	(533)	336
Centrally Cleared	2,340,000	EUR	Fixed 3.250	6-Month EURIBOR	Annual	Semiannual	Sep 2028	(8,103)	(1,562)	(9,665)
Centrally Cleared	2,920,000	EUR	Fixed 3.250	6-Month EURIBOR	Annual	Semiannual	Sep 2030	(32,196)	(1,533)	(33,729)
Centrally Cleared	190,000	EUR	Fixed 3.000	6-Month EURIBOR	Annual	Semiannual	Sep 2043	(1,827)	—	(1,827)
Centrally Cleared	1,260,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Sep 2053	39,605	8,638	48,243
Centrally Cleared	31,370,000	EUR	Fixed 3.500	6-Month ESTR	Annual	Annual	Sep 2025	5,639	(71,318)	(65,679)
Centrally Cleared	1,880,000	GBP	Fixed 3.500	Less than 1-Month SONIA	Annual	Annual	Sep 2028	134,613	(3,998)	130,615
Centrally Cleared	210,000	GBP	Fixed 3.250	Less than 1-Month SONIA	Annual	Annual	Sep 2033	26,463	(5,842)	20,621
Centrally Cleared	470,000	GBP	Fixed 3.000	Less than 1-Month SONIA	Annual	Annual	Sep 2043	87,011	(7,203)	79,808
Centrally Cleared	750,000	GBP	Fixed 2.750	Less than 1-Month SONIA	Annual	Annual	Sep 2053	195,077	(14,043)	181,034
Centrally Cleared	1,390,000	CAD	Fixed 3.750	Less than 1-Month CORRA	Semiannual	Semiannual	Sep 2033	(19,374)	10,552	(8,822)
Centrally Cleared	2,923,000,000	JPY	Fixed 0.500	Less than 1-Month TONA	Annual	Annual	Sep 2028	(238,626)	134,432	(104,194)
Centrally Cleared	1,662,000,000	JPY	Fixed 0.750	Less than 1-Month TONA	Annual	Annual	Sep 2033	(144,998)	211,403	66,405
Centrally Cleared	41,200,000	NOK	Fixed 3.500	6-Month NIBOR	Annual	Semiannual	Sep 2033	79,317	96,928	176,245
Centrally Cleared	9,310,000	NZD	Fixed 5.000	3-Month NZDBB	Semiannual	Quarterly	Sep 2025	22,248	21,625	43,873
Centrally Cleared	2,950,000	PLN	Fixed 5.000	6-Month WIBOR	Annual	Semiannual	Sep 2028	(2,641)	(13,075)	(15,716)
Centrally Cleared	2,660,000	CHF	Fixed 1.750	Less than 1-Month SARON	Annual	Annual	Jul 2033	(1,586)	6,677	5,091
Centrally Cleared	6,200,000	USD	Fixed 4.500	Less than 1-Month SOFR	Annual	Annual	Sep 2025	7,721	12,009	19,730
Centrally Cleared	9,290,000	USD	Fixed 4.250	Less than 1-Month SOFR	Annual	Maturity	Jul 2025	12,185	(10,687)	1,498
Centrally Cleared	17,530,000	GBP	Less than 1-Month SONIA	Fixed 4.000	Annual	Annual	Mar 2025	(11,520)	(339,149)	(350,669)
Centrally Cleared	17,710,000	EUR	Less than 1-Month ESTR	Fixed 2.673	Annual	Annual	Apr 2028	70,925	(43,958)	26,967
Centrally Cleared	7,620,000	EUR	6-Month EURIBOR	Fixed 3.000	Annual	Annual	May 2035	24,302	(31,155)	(6,853)
Centrally Cleared	2,942,980,000	KRW	3-Month KSDA	Fixed 3.250	Quarterly	Quarterly	Sep 2028	(3,269)	(29,923)	(33,192)
Centrally Cleared	35,890,000	CNY	3-Month CNRR	Fixed 2.500	Quarterly	Quarterly	Sep 2025	1,085	8,615	9,700
Centrally Cleared	16,100,000	CNY	3-Month CNRR	Fixed 2.500	Quarterly	Quarterly	Sep 2028	(2,896)	2,704	(192)
Centrally Cleared	4,650,000	PLN	6-Month WIBOR	Fixed 5.500	Annual	Semiannual	Sep 2033	17,763	62,441	80,204
Centrally Cleared	22,975,000	MXN	1-Month TIIE	Fixed 9.250	Monthly	Monthly	Sep 2025	382	(5,175)	(4,793)
Centrally Cleared	30,905,000	MXN	1-Month TIIE	Fixed 8.250	Monthly	Monthly	Sep 2028	723	(6,237)	(5,514)
Centrally Cleared	7,620,000	EUR	6-Month ESTR	Fixed 3.000	Annual	Annual	Apr 2028	73,164	(57,615)	15,549
Centrally Cleared	710,000	EUR	6-Month EURIBOR	Fixed 3.250	Annual	Semiannual	Sep 2033	10,570	1,123	11,693

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	710,000	EUR	Less than 1-Month ESTR	Fixed 3.000%	Annual	Annual	Sep 2028	$ 2,469	$ 280	$ 2,749
Centrally Cleared	12,490,000	GBP	Less than 1-Month SONIA	Fixed 4.000	Annual	Annual	Sep 2025	(519,215)	57,364	(461,851)
Centrally Cleared	1,180,000	GBP	Less than 1-Month SONIA	Fixed 3.750	Annual	Annual	Sep 2027	(64,990)	44	(64,946)
Centrally Cleared	1,880,000	GBP	Less than 1-Month SONIA	Fixed 3.250	Annual	Annual	Sep 2030	(172,293)	4,284	(168,009)
Centrally Cleared	2,120,000	CHF	Less than 1-Month SARON	Fixed 2.000	Annual	Annual	Sep 2028	13,641	11,019	24,660
Centrally Cleared	5,380,000	CHF	Less than 1-Month SARON	Fixed 2.000	Annual	Annual	Sep 2033	25,959	92,247	118,206
Centrally Cleared	215,940,000	SEK	3-Month STIBO	Fixed 3.500	Annual	Quarterly	Sep 2025	(117,501)	(4,062)	(121,563)
Centrally Cleared	3,450,000	NZD	3-Month NZDBB	Fixed 4.500	Semiannual	Quarterly	Sep 2028	(6,749)	(14,058)	(20,807)
Centrally Cleared	3,000,000	NZD	3-Month NZDBB	Fixed 4.500	Semiannual	Quarterly	Sep 2033	10,158	(22,412)	(12,254)
Centrally Cleared	3,370,000	EUR	Less than 1-Month ESTR	Fixed 2.750	Annual	Annual	Jul 2033	13,649	(13,979)	(330)
Centrally Cleared	13,750,000	CAD	Less than 1-Month CORRA	Fixed 4.500	Semiannual	Semiannual	Jul 2025	(18,473)	9,706	(8,767)
Centrally Cleared	5,375,000	PLN	6-Month WIBOR	Fixed 5.500	Annual	Semiannual	Sep 2025	14,279	(2,023)	12,256
								$ (99,086)	$ (40,587)	$(139,673)
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	iTraxx Europe	$13,500,000	EUR	$ 13,500,000	1.000%	Quarterly	Jun 2028	$ (151,661)	$ (61,488)	$ (213,149)
Centrally Cleared	ITraxx Europe	6,375,000	EUR	6,375,000	1.000	Quarterly	Jun 2028	(28,966)	(39,417)	(68,383)
				$19,875,000				$(180,627)	$(100,905)	$(281,532)
Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX North America Investment Grade Index	0.4963%	13,225,000	USD	13,225,000	1.000%	Quarterly	Dec 2026	$ 170,854	$ 37,082	$ 207,936
Centrally Cleared	CDX North America Investment Grade Index	0.3589	1,850,000	USD	1,850,000	1.000	Quarterly	Jun 2025	12,407	9,217	21,624
					15,075,000				$183,261	$46,299	$229,560
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

BBSW—Bank Bill Swap Reference Rate
BRCDI—Brazilian Interbank Certificate of Deposit
CETIP—Central of Custody and Financial Settlement of Securities
CNRR—China 7-day Reverse Repo Rate
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
JIBAR—Johannesburg Interbank Average Rate
NIBOR—Norwegian Interbank Offered Rate
NZDBB—New Zealand Bank Dollar Bill
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STIBO—Stockholm Interbank Offered Rate
TIIE—Interbank Equilibrium Interest Rate
TONA—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar
ZAR—South African Rand
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.48% versus EUR-LIBOR_BBA maturing 12/01/2023	1.48	12/1/2023	$ 1,200,000	$ 67,729	$ 1,350	$ 66,379
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate for the right to receive a fixed rate of 0.40% versus JPY-LIBOR_BBA maturing 01/05/2024	0.40	1/5/2024	316,000,000	10,070	11,599	(1,529)
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.67% versus USD_SOFR maturing 08/07/2023	3.67	8/7/2023	2,390,000	25,812	9,996	15,816
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.27% versus EUR-LIBOR_BBA maturing 08/10/2023	3.27	8/10/2023	2,350,000	26,763	47,786	(21,023)
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.56% versus USD_SOFR maturing 08/14/2023	3.56	8/14/2023	2,400,000	24,840	7,371	17,469
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.08% versus EUR-LIBOR_BBA maturing 08/17/2023	3.08	8/17/2023	2,340,000	25,203	19,999	5,204

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.58% versus USD_SOFR maturing 08/21/2023	3.58	8/21/2023	$ 2,380,000	$ 23,503	$ 11,234	$ 12,269
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.01% versus EUR-LIBOR_BBA maturing 08/24/2023	3.01	8/24/2023	2,310,000	24,849	15,666	9,183
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.61% versus USD_SOFR maturing 08/28/2023	3.61	8/28/2023	2,370,000	22,693	15,876	6,817
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.08% versus EUR-LIBOR_BBA maturing 08/31/2023	3.08	8/31/2023	2,220,000	21,883	21,883	—
					$273,345	$162,760	$110,585
Puts
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.67% versus USD_SOFR maturing 08/07/2023	3.67	8/7/2023	2,390,000	25,812	13,264	12,548
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.27% versus EUR-LIBOR_BBA maturing 08/10/2023	3.27	8/10/2023	2,350,000	26,763	2,364	24,399
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.56% versus USD_SOFR maturing 08/14/2023	3.56	8/14/2023	2,400,000	24,840	31,145	(6,305)
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.08% versus EUR-LIBOR_BBA maturing 08/17/2023	3.08	8/17/2023	2,340,000	25,203	16,301	8,902
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.58% versus USD_SOFR maturing 08/21/2023	3.58	8/21/2023	2,380,000	23,503	30,801	(7,298)
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.01% versus EUR-LIBOR_BBA maturing 08/24/2023	3.01	8/24/2023	2,310,000	24,849	26,982	(2,133)
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.61% versus USD_SOFR maturing 08/28/2023	3.61	8/28/2023	2,370,000	22,693	28,461	(5,768)
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.08% versus EUR-LIBOR_BBA maturing 08/31/2023	3.07	8/31/2023	2,220,000	21,883	21,883	—
					$195,546	$171,201	$ 24,345
					$468,891	$333,961	$134,930
Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
USD vs. ZAR	JPMorgan Chase Bank, N.A.	USD	19.38	8/14/2023	$ 493,000	$ 16,668	$ 266	$ 16,402

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Written Options on Foreign Currency — (continued)
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.74	8/1/2023	$ 348,000	$ 3,236	$ 2	$ 3,234
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.78	8/3/2023	345,000	1,630	2,098	(468)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.35	8/3/2023	490,000	2,359	-	2,359
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	8/8/2023	731,000	3,594	3,060	534
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.84	8/10/2023	443,000	4,195	224	3,971
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.97	8/10/2023	443,000	2,504	80	2,424
NZD vs. USD	JPMorgan Chase Bank, N.A.	NZD	0.63	8/2/2023	3,154,000	21,976	59	21,917
AUD vs. USD	JPMorgan Chase Bank, N.A.	AUD	0.70	8/4/2023	2,891,000	5,487	68	5,419
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.32	8/17/2023	497,000	2,560	4,040	(1,480)
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	8/17/2023	728,000	3,758	3,016	742
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.77	8/17/2023	442,000	2,137	4,058	(1,921)
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.96	8/17/2023	442,000	2,750	1,031	1,719
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.45	8/17/2023	442,000	4,529	6,497	(1,968)
NZD vs. USD	JPMorgan Chase Bank, N.A.	NZD	0.64	8/2/2023	3,141,333	4,980	2	4,978
USD vs. NOK	JPMorgan Chase Bank, N.A.	USD	10.05	8/4/2023	996,000	13,874	11,593	2,281
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.10	8/24/2023	443,000	2,684	1,462	1,222
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.09	8/24/2023	732,000	3,867	2,018	1,849
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.54	8/24/2023	443,000	4,447	4,600	(153)
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.96	8/24/2023	443,000	2,850	2,051	799
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.33	8/24/2023	492,000	2,750	1,999	751
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.33	8/30/2023	487,000	2,446	2,146	300
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.08	8/30/2023	443,000	2,608	1,820	788
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.96	9/1/2023	442,000	3,070	3,070	—
						$120,959	$ 55,260	$ 65,699
Puts
USD vs. ZAR	JPMorgan Chase Bank, N.A.	USD	19.38	8/14/2023	493,000	15,022	40,893	(25,871)
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.74	8/1/2023	348,000	3,236	5,502	(2,266)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.78	8/3/2023	345,000	1,630	144	1,486
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.35	8/3/2023	490,000	2,359	7,555	(5,196)
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	8/8/2023	731,000	3,594	1,171	2,423
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.84	8/10/2023	443,000	4,195	11,424	(7,229)
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.97	8/10/2023	443,000	2,504	8,278	(5,774)
USD vs. SEK	JPMorgan Chase Bank, N.A.	USD	10.23	8/3/2023	989,000	10,755	35	10,720
USD vs. JPY	JPMorgan Chase Bank, N.A.	USD	138.25	9/29/2023	1,894,000	45,958	16,234	29,724
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.32	8/17/2023	497,000	2,560	643	1,917
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	8/17/2023	728,000	3,758	2,767	991
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.76	8/17/2023	442,000	2,137	655	1,482
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.96	8/17/2023	442,000	2,750	4,091	(1,341)
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.45	8/17/2023	442,000	4,530	1,326	3,204
USD vs. CHF	JPMorgan Chase Bank, N.A.	USD	0.84	8/17/2023	1,493,000	4,803	569	4,234
USD vs. SEK	JPMorgan Chase Bank, N.A.	EUR	10.08	8/3/2023	1,977,000	2,313	2	2,311
NZD vs. USD	JPMorgan Chase Bank, N.A.	NZD	0.62	8/8/2023	3,137,000	21,844	16,103	5,741
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.10	8/24/2023	443,000	2,684	4,545	(1,861)
GBP vs. USD	JPMorgan Chase Bank, N.A.	GBP	1.29	8/9/2023	1,522,000	17,616	12,944	4,672
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.09	8/24/2023	732,000	3,867	5,052	(1,185)
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.54	8/24/2023	443,000	4,447	3,197	1,250
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.96	8/24/2023	443,000	2,850	3,288	(438)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.33	8/24/2023	492,000	2,435	2,303	132
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.33	8/30/2023	487,000	2,446	2,539	(93)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.08	8/30/2023	443,000	2,608	4,320	(1,712)
USD vs. JPY	JPMorgan Chase Bank, N.A.	USD	132.00	11/20/2023	1,942,000	17,459	9,887	7,572
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.96	9/1/2023	442,000	3,070	3,070	—
						$193,430	$168,537	$ 24,893
						$314,389	$223,797	$ 90,592

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
16	Long	3-Month SONIA Index	September 2024	$ 4,833,784	$ 4,841,051	$ 7,267
2	Long	Euro-BTP	September 2023	253,523	255,084	1,561
39	Long	Euro-BUND	September 2023	5,688,001	5,703,108	15,107
41	Short	Euro-BOBL	September 2023	5,225,013	5,224,265	748
3	Short	Japan 10 Year Bonds	September 2023	3,132,113	3,095,632	36,481
129	Short	U.S. Treasury 10 Year Notes	September 2023	14,449,595	14,371,406	78,189
100	Short	U.S. Treasury Long Bonds	September 2023	12,665,370	12,443,750	221,620
						$360,973
						Unrealized (Depreciation)
96	Long	3-Month SONIA Index	December 2024	$29,239,802	$29,106,366	$(133,436)
57	Long	Australian 10 Year Bonds	September 2023	4,468,162	4,435,907	(32,255)
5	Long	Australian 3 Year Bonds	September 2023	356,849	356,027	(822)
11	Long	Canada 10 Year Bonds	September 2023	1,031,305	1,001,858	(29,447)
12	Long	Euro Buxl 30 Year Bonds	September 2023	1,825,896	1,775,649	(50,247)
19	Long	Euro-OAT	September 2023	2,679,911	2,664,375	(15,536)
17	Long	Euro-Schatz	September 2023	1,976,440	1,963,543	(12,897)
75	Long	U.S. Treasury 2 Year Notes	September 2023	15,301,069	15,227,344	(73,725)
85	Long	U.S. Treasury 5 Year Notes	September 2023	9,096,688	9,079,727	(16,961)
20	Long	U.S. Treasury Ultra 10 Year Notes	September 2023	2,387,305	2,339,688	(47,617)
45	Long	U.S. Treasury Ultra Bonds	September 2023	6,075,505	5,949,844	(125,661)
1	Short	Long Gilt	September 2023	122,316	123,369	(1,053)
						$(539,657)
		Net Unrealized Appreciation (Depreciation)				$(178,684)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	AUD	427,038	NZD	464,054	08/25/2023	$ 1,168	$ —
	AUD	292,800	NZD	316,784	08/25/2023	—	(67)
	AUD	366,000	NZD	398,616	08/28/2023	1,530	—
	AUD	439,200	NZD	475,337	08/28/2023	—	(29)
	AUD	348,000	NZD	384,681	09/20/2023	4,798	—
	AUD	365,000	NZD	394,163	09/20/2023	—	(750)
	AUD	351,000	NZD	384,450	09/21/2023	2,629	—
	AUD	1,000,356	USD	688,545	08/09/2023	16,444	—
	AUD	4,357,569	USD	2,936,894	09/20/2023	5,026	—
	CAD	5,836,475	USD	4,399,429	09/20/2023	—	(29,625)
	CHF	341,736	EUR	356,538	08/25/2023	—	(350)
	CHF	338,907	EUR	355,385	08/25/2023	1,632	—
	CHF	808,721	EUR	836,666	09/20/2023	—	(10,059)
	CHF	214,864	USD	249,000	08/21/2023	2,139	—
	CHF	1,404,414	USD	1,576,048	09/20/2023	—	(42,737)
	CLP	609,063,290	USD	751,266	08/07/2023	25,674	—
	CLP	259,176,004	USD	307,113	10/02/2023	158	—
	CNH	3,556,991	EUR	442,000	09/20/2023	—	(12,714)
	CNH	21,492,734	USD	3,011,200	09/20/2023	—	(9,097)
	CZK	29,054,188	EUR	1,208,714	08/25/2023	—	(5,520)
	CZK	5,249,715	EUR	219,000	09/20/2023	224	—
	CZK	5,343,780	EUR	221,000	09/20/2023	—	(1,892)
	CZK	5,256,956	PLN	983,105	09/20/2023	3,363	—
	CZK	3,965,214	USD	181,809	08/25/2023	—	(519)
	CZK	11,531,513	USD	532,807	09/20/2023	3,120	—
	EUR	451,706	AUD	743,450	09/20/2023	2,375	—
	EUR	724,280	CAD	1,058,709	09/20/2023	5,166	—
	EUR	920,006	CHF	883,590	08/25/2023	2,948	—

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	355,969	CHF	340,075	08/25/2023	$ —	$ (933)
	EUR	946,637	CZK	22,835,834	08/25/2023	8,060	—
	EUR	203,756	CZK	4,870,486	08/25/2023	—	(323)
	EUR	664,000	GBP	575,829	09/20/2023	7,337	—
	EUR	437,599	JPY	67,948,374	09/20/2023	—	(1,013)
	EUR	437,635	NOK	5,111,052	09/20/2023	22,755	—
	EUR	172,180	NZD	306,365	09/20/2023	532	—
	EUR	826,829	SEK	9,467,819	08/25/2023	—	(9,668)
	EUR	880,829	SEK	10,298,732	09/20/2023	9,904	—
	EUR	667,000	SEK	7,675,129	09/20/2023	—	(4,259)
	EUR	2,707,764	USD	2,990,630	08/04/2023	13,159	—
	EUR	1,832,085	USD	2,023,450	08/21/2023	7,243	—
	EUR	596,943	USD	657,219	09/19/2023	—	(651)
	EUR	6,994,068	USD	7,696,229	09/20/2023	—	(12,068)
	EUR	224,125	USD	241,918	09/21/2023	—	(5,107)
	GBP	489,103	EUR	565,000	09/20/2023	—	(5,125)
	GBP	191,742	EUR	224,000	09/20/2023	751	—
	GBP	148,002	USD	190,999	08/02/2023	1,061	—
	GBP	628,457	USD	806,012	08/03/2023	—	(522)
	GBP	1,216,089	USD	1,570,523	08/08/2023	9,807	—
	GBP	1,189,982	USD	1,528,004	08/11/2023	769	—
	GBP	366,018	USD	469,912	08/16/2023	150	—
	GBP	5,697,653	USD	7,285,518	09/20/2023	—	(28,085)
	ILS	873,798	USD	244,831	09/20/2023	6,734	—
	JPY	34,202,446	EUR	221,000	09/20/2023	1,315	—
	JPY	186,025,968	USD	1,337,133	08/02/2023	29,531	—
	JPY	1,447,411,373	USD	10,515,264	08/31/2023	295,576	—
	JPY	320,700,050	USD	2,300,929	09/20/2023	29,437	—
	JPY	167,765,142	USD	1,199,232	10/03/2023	8,516	—
	JPY	127,534,241	USD	923,066	11/06/2023	13,004	—
	JPY	89,558,413	USD	666,357	11/22/2023	25,592	—
	KRW	1,217,705,040	USD	951,113	09/20/2023	—	(4,517)
	MXN	19,699,248	USD	1,117,888	08/14/2023	—	(56,108)
	MXN	5,751,881	USD	331,262	09/12/2023	—	(9,737)
	MXN	13,287,163	USD	758,951	09/20/2023	—	(27,566)
	MXN	3,425,543	USD	197,563	10/10/2023	—	(4,442)
	MXN	10,232,447	USD	596,947	10/24/2023	—	(4,898)
	NOK	5,326,360	USD	528,367	08/08/2023	2,703	—
	NOK	13,829,651	USD	1,362,797	08/10/2023	—	(2,165)
	NOK	17,567,155	USD	1,626,077	09/20/2023	—	(109,933)
	NZD	1,729,112	AUD	1,590,095	08/25/2023	—	(5,085)
	NZD	398,904	AUD	366,000	09/20/2023	—	(1,522)
	NZD	784,142	EUR	441,000	09/20/2023	—	(1,027)
	NZD	405,845	EUR	230,169	09/20/2023	1,587	—
	NZD	3,114,718	USD	1,960,504	08/04/2023	25,944	—
	NZD	3,020,966	USD	1,877,549	08/10/2023	1,195	—
	NZD	679,067	USD	419,308	08/25/2023	—	(2,478)
	NZD	14,871	USD	9,191	09/15/2023	—	(46)
	NZD	8,840,476	USD	5,416,803	09/20/2023	—	(74,364)
	PLN	215,469	USD	51,364	09/20/2023	—	(2,297)
	SEK	4,123,000	EUR	357,081	08/25/2023	927	—
	SEK	7,673,276	EUR	653,830	09/20/2023	—	(10,078)
	SEK	7,791,830	EUR	678,073	09/20/2023	5,350	—
	SEK	6,640,976	USD	622,145	08/01/2023	—	(8,743)
	SEK	4,460,342	USD	432,620	08/07/2023	8,790	—
	SEK	13,314,498	USD	1,255,126	08/10/2023	—	(10,227)
	SEK	2,218,044	USD	207,801	08/17/2023	—	(3,063)
	SEK	68,570,594	USD	6,444,201	09/20/2023	—	(85,344)
	SGD	1,022,971	USD	771,677	08/25/2023	1,548	—
	SGD	576,566	USD	435,000	09/20/2023	404	—
	TRY	8,442,060	USD	333,000	09/20/2023	28,598	—
	USD	600,235	AUD	879,001	08/09/2023	—	(9,667)
	USD	3,949,511	AUD	5,945,928	08/30/2023	48,207	—

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,883,962	AUD	4,296,418	09/20/2023	$ 6,762	$ —
	USD	2,219,320	CAD	3,000,753	08/29/2023	57,185	—
	USD	3,723,509	CAD	4,939,037	09/20/2023	24,517	—
	USD	213,627	CHF	183,546	08/21/2023	—	(2,747)
	USD	6,212,642	CHF	5,471,595	09/20/2023	94,141	—
	USD	735,052	CLP	609,063,290	08/07/2023	—	(9,460)
	USD	3,366,006	CNH	24,037,303	09/20/2023	11,870	—
	USD	2,989,770	EUR	2,707,304	08/04/2023	—	(12,805)
	USD	2,818,630	EUR	2,553,143	08/21/2023	—	(8,899)
	USD	11,267,821	EUR	10,235,961	09/19/2023	12,864	—
	USD	3,876,709	EUR	3,491,886	09/20/2023	—	(28,234)
	USD	191,259	GBP	149,347	08/02/2023	405	—
	USD	839,076	GBP	665,112	08/03/2023	14,500	—
	USD	2,654,001	GBP	2,107,957	08/08/2023	51,332	—
	USD	1,722,542	GBP	1,332,968	08/11/2023	—	(11,799)
	USD	830,767	GBP	647,772	08/16/2023	608	—
	USD	4,690,954	GBP	3,648,801	09/20/2023	—	(7,291)
	USD	142,000	ILS	513,671	09/20/2023	—	(2,032)
	USD	1,336,415	JPY	186,674,463	08/02/2023	—	(24,255)
	USD	2,269,868	JPY	324,781,227	08/31/2023	23,304	—
	USD	4,677,148	JPY	649,674,893	09/20/2023	—	(75,554)
	USD	1,583,518	JPY	218,210,161	10/03/2023	—	(34,768)
	USD	7,183	JPY	1,272,718	11/06/2023	1,898	—
	USD	988,279	JPY	135,265,273	11/22/2023	—	(20,494)
	USD	1,455,004	KRW	1,851,660,532	09/20/2023	—	(1,859)
	USD	1,338,838	MXN	23,945,304	08/14/2023	88,206	—
	USD	600,335	MXN	10,496,985	09/12/2023	21,977	—
	USD	481,051	MXN	8,340,349	09/20/2023	12,646	—
	USD	265,500	MXN	4,694,467	09/21/2023	12,330	—
	USD	345,735	MXN	6,007,146	10/10/2023	8,507	—
	USD	440,604	MXN	7,549,304	10/24/2023	3,426	—
	USD	385,565	NOK	3,843,697	08/08/2023	—	(6,227)
	USD	1,374,183	NOK	13,872,032	08/10/2023	—	(5,038)
	USD	726,881	NOK	7,417,000	09/01/2023	5,701	—
	USD	704,011	NOK	7,245,001	09/20/2023	11,950	—
	USD	2,023,453	NZD	3,247,281	08/04/2023	—	(6,558)
	USD	2,072,949	NZD	3,323,890	08/10/2023	—	(8,445)
	USD	862,492	NZD	1,389,297	08/25/2023	435	—
	USD	4,454,135	NZD	7,157,614	09/20/2023	—	(8,260)
	USD	242,134	NZD	397,410	09/21/2023	4,713	—
	USD	238,000	PLN	965,828	09/20/2023	2,533	—
	USD	633,585	SEK	6,641,312	08/01/2023	—	(2,665)
	USD	581,655	SEK	5,969,885	08/07/2023	—	(14,385)
	USD	994,183	SEK	10,782,739	08/10/2023	30,563	—
	USD	459,125	SEK	4,787,212	08/15/2023	—	(4,060)
	USD	270,658	SEK	2,891,542	08/17/2023	4,234	—
	USD	3,529,523	SEK	37,595,612	09/20/2023	50,470	—
	USD	1,160,895	SGD	1,537,375	08/25/2023	—	(3,503)
	USD	1,475,750	SGD	1,983,938	09/20/2023	19,674	—
	USD	332,000	TRY	8,744,553	09/20/2023	—	(16,691)
	USD	741,000	TWD	23,019,855	09/20/2023	—	(7,055)
	USD	1,215,635	ZAR	22,970,257	08/16/2023	67,177	—
	USD	1,830,896	ZAR	33,511,726	09/20/2023	34,666	—
	ZAR	13,031,490	USD	676,150	08/16/2023	—	(51,615)
	ZAR	29,220,269	USD	1,585,065	09/20/2023	—	(41,596)
Unrealized Appreciation (Depreciation)						$1,373,474	$ (1,030,715)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 54,381,516	$—	$ 54,381,516
Asset Backed Securities	—	16,934,350	—	16,934,350
Collateralized Mortgage Obligations	—	13,770,919	—	13,770,919
U.S. Government & Agency Obligations	—	137,529,511	—	137,529,511
Foreign Government Obligations	—	127,178,289	—	127,178,289
Purchased Options	—	157,491	—	157,491
Short-Term Investments	6,987,591	—	—	6,987,591
Total Investments at Value	$6,987,591	$349,952,076	$—	$356,939,667
Other Financial Instruments:†
Swaps	$ —	$ 2,152,224	$—	$ 2,152,224
Futures Contracts	360,973	—	—	360,973
Forward Foreign Currency Contracts	—	1,373,474	—	1,373,474
Written Options	—	328,534	—	328,534
Total Other Financial Instruments	$ 360,973	$ 3,854,232	$—	$ 4,215,205
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$ —	$ 17,076,367	$—	$ 17,076,367
Other Financial Instruments:†
Swaps	$ —	$ 2,247,417	$—	$ 2,247,417
Futures Contracts	539,657	—	—	539,657
Forward Foreign Currency Contracts	—	1,030,715	—	1,030,715
Written Options	—	103,012	—	103,012
Total Other Financial Instruments	$ 539,657	$ 3,381,144	$—	$ 3,920,801
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Short-Term Investments	29.3%
Software	5.8
Internet	4.4
Computers	4.3
Pharmaceuticals	4.1
Auto Manufacturers	3.5
Insurance	3.3
Semiconductors	3.3
Aerospace/Defense	3.0
Diversified Financial Services	3.0
Banks	2.7
Retail	2.7
REITS	2.2
Unaffiliated Investment Companies	1.9
Commercial Services	1.8
Biotechnology	1.7
Distribution/Wholesale	1.7
Healthcare-Services	1.5
Chemicals	1.2
Healthcare-Products	1.2
Iron/Steel	1.2
Electronics	1.2
Food	1.1
Building Materials	1.0
Oil & Gas	0.9
Electric	0.9
Beverages	0.8
Telecommunications	0.7
Agriculture	0.7
Electrical Components & Equipment	0.6
Apparel	0.6
Advertising	0.5
Pipelines	0.5
Environmental Control	0.5
Home Builders	0.4
Machinery-Construction & Mining	0.3
Holding Companies-Diversified	0.3
Investment Companies	0.3
Machinery-Diversified	0.3
Mining	0.3
Metal Fabricate/Hardware	0.2
Cosmetics/Personal Care	0.2
Miscellaneous Manufacturing	0.2
Transportation	0.2
Airlines	0.2
Auto Parts & Equipment	0.2
Entertainment	0.2
Leisure Time	0.2
Household Products/Wares	0.2
Real Estate	0.1
Engineering & Construction	0.1
Coal	0.1
Media	0.1
Food Service	0.1
Oil & Gas Services	0.1
98.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 66.9%
Advertising — 0.5%
Trade Desk, Inc., Class A†	2,380	$ 217,199
Aerospace/Defense — 3.0%
Airbus SE	1,370	201,816
Boeing Co.†	647	154,536
Dassault Aviation SA	868	168,637
General Dynamics Corp.	104	23,252
Howmet Aerospace, Inc.	935	47,816
Lockheed Martin Corp.	446	199,081
MTU Aero Engines AG	290	67,693
Rolls-Royce Holdings PLC†	26,778	63,525
Safran SA	1,078	178,927
Thales SA	1,092	163,229
		1,268,512
Agriculture — 0.7%
Archer-Daniels-Midland Co.	231	19,626
British American Tobacco PLC	8,433	283,062
		302,688
Airlines — 0.2%
Qantas Airways, Ltd.†	19,520	85,619
Apparel — 0.6%
Crocs, Inc.†	209	22,645
Deckers Outdoor Corp.†	10	5,437
Hermes International	79	175,154
Samsonite International SA*†	6,300	18,661
Skechers USA, Inc., Class A†	421	23,399
		245,296
Auto Manufacturers — 3.5%
Bayerische Motoren Werke AG	1,224	149,194
Bayerische Motoren Werke AG (Preference Shares)	1,496	168,104
General Motors Co.	5,841	224,119
Mazda Motor Corp.	4,300	42,482
Nissan Motor Co., Ltd.	6,800	29,778
PACCAR, Inc.	199	17,140
Stellantis NV	16,576	339,793
Subaru Corp.	3,500	66,093
Tesla, Inc.†	1,123	300,324
Volkswagen AG (Preference Shares)	550	72,906
Volvo AB, Class B	3,642	80,286
		1,490,219
Auto Parts & Equipment — 0.2%
Aisin Corp.	1,500	48,659
Daikyonishikawa Corp.	2,500	13,900
Lear Corp.	24	3,714
Riken Corp.	700	16,410
		82,683
Banks — 2.7%
ANZ Group Holdings, Ltd.	325	5,621
Banco BPM SpA	2,611	13,056
Bank of America Corp.	8,007	256,224
Bank of N.T. Butterfield & Son, Ltd.	958	30,781
Bank of New York Mellon Corp.	330	14,969
BAWAG Group AG*	467	22,747
BOK Financial Corp.	367	32,692
Citigroup, Inc.	915	43,609
Commerce Bancshares, Inc.	523	27,813
Security Description	Shares or Principal Amount	Value

Banks (continued)
Commonwealth Bank of Australia	1,596	$ 113,325
DNB Bank ASA	559	11,533
East West Bancorp, Inc.	166	10,327
JPMorgan Chase & Co.	1,239	195,713
Jyske Bank A/S†	94	7,115
KBC Ancora	87	4,069
M&T Bank Corp.	69	9,650
Nordea Bank Abp	17,491	198,198
Northern Trust Corp.	536	42,944
NU Holdings, Ltd.†	3,741	29,778
Skandinaviska Enskilda Banken AB, Class A	286	3,466
Societe Generale SA	787	21,386
Swedbank AB, Class A	284	5,206
Webster Financial Corp.	193	9,133
Wells Fargo & Co.	862	39,790
		1,149,145
Beverages — 0.8%
Coca-Cola Co.	1,660	102,804
Heineken Holding NV	115	9,426
Monster Beverage Corp.†	2,163	124,351
PepsiCo, Inc.	585	109,664
		346,245
Biotechnology — 1.7%
BioMarin Pharmaceutical, Inc.†	72	6,331
Incyte Corp.†	1,854	118,137
Moderna, Inc.†	804	94,599
Royalty Pharma PLC, Class A	4,940	155,017
Sarepta Therapeutics, Inc.†	415	44,982
Seagen, Inc.†	54	10,356
Swedish Orphan Biovitrum AB†	315	6,164
United Therapeutics Corp.†	144	34,952
Vertex Pharmaceuticals, Inc.†	709	249,809
		720,347
Building Materials — 1.0%
AAON, Inc.	105	11,052
Builders FirstSource, Inc.†	52	7,510
Holcim, Ltd.	207	14,385
Johnson Controls International PLC	3,055	212,475
Lennox International, Inc.	13	4,777
Martin Marietta Materials, Inc.	90	40,181
Summit Materials, Inc., Class A†	681	24,639
Vulcan Materials Co.	566	124,803
		439,822
Chemicals — 1.2%
Axalta Coating Systems, Ltd.†	94	3,008
Dow, Inc.	810	45,741
Innospec, Inc.	178	19,071
Linde PLC	210	82,041
Mosaic Co.	1,168	47,608
PPG Industries, Inc.	101	14,534
RPM International, Inc.	121	12,500
Sherwin-Williams Co.	1,089	301,108
		525,611
Coal — 0.1%
Whitehaven Coal, Ltd.	10,888	50,609
Commercial Services — 1.8%
Automatic Data Processing, Inc.	150	37,089

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Block, Inc.†	225	$ 18,119
Cintas Corp.	427	214,371
CoStar Group, Inc.†	168	14,107
Dai Nippon Printing Co., Ltd.	700	19,874
Edenred	1,349	87,629
Gartner, Inc.†	459	162,298
MarketAxess Holdings, Inc.	14	3,769
Moody's Corp.	68	23,987
PayPal Holdings, Inc.†	78	5,914
S&P Global, Inc.	133	52,470
Toast, Inc., Class A†	1,589	35,069
United Rentals, Inc.	27	12,546
WEX, Inc.†	295	55,858
		743,100
Computers — 4.3%
Apple, Inc.	4,675	918,404
Dell Technologies, Inc., Class C	2,883	152,568
Fortinet, Inc.†	1,610	125,129
Fujitsu, Ltd.	600	77,538
Hewlett Packard Enterprise Co.	3,587	62,342
International Business Machines Corp.	382	55,077
NEC Corp.	3,400	171,667
Seagate Technology Holdings PLC	762	48,387
SRA Holdings	2,400	54,406
Super Micro Computer, Inc.†	385	127,154
Zscaler, Inc.†	22	3,528
		1,796,200
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	840	98,045
Distribution/Wholesale — 1.7%
Copart, Inc.†	169	14,938
LKQ Corp.	2,672	146,399
Mimasu Semiconductor Industry Co., Ltd.	1,000	20,890
Mitsubishi Corp.	4,900	250,227
Rush Enterprises, Inc., Class A	663	42,883
SPK Corp.	900	11,640
Sumitomo Corp.	10,400	222,745
		709,722
Diversified Financial Services — 3.0%
Ally Financial, Inc.	1,196	36,526
Ameriprise Financial, Inc.	84	29,270
ASX, Ltd.	777	32,416
B2Holding ASA	55,310	38,201
Capital One Financial Corp.	157	18,372
CME Group, Inc.	1,239	246,511
Coinbase Global, Inc., Class A†	70	6,903
Federated Hermes, Inc.	433	14,648
Julius Baer Group, Ltd.	1,235	87,238
Mastercard, Inc., Class A	53	20,897
Mitsubishi HC Capital, Inc.	30,900	204,146
ORIX Corp.	16,300	312,904
SBI Holdings, Inc.	400	8,434
Stifel Financial Corp.	322	20,460
Synchrony Financial	3,430	118,472
Tokyo Century Corp.	1,600	62,554
		1,257,952
Security Description	Shares or Principal Amount	Value

Electric — 0.9%
AES Corp.	277	$ 5,991
E.ON SE	12,785	161,727
Edison International	159	11,442
Engie SA	10,376	170,122
Public Service Enterprise Group, Inc.	198	12,498
SSE PLC	210	4,542
Xcel Energy, Inc.	231	14,491
		380,813
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	1,187	188,258
Schneider Electric SE	454	80,886
		269,144
Electronics — 1.2%
ABB, Ltd.	3,818	152,624
Agilent Technologies, Inc.	191	23,258
Atkore, Inc.†	142	22,531
Garmin, Ltd.	65	6,883
Honeywell International, Inc.	286	55,521
Mettler-Toledo International, Inc.†	15	18,862
NEXTracker, Inc., Class A†	1,598	67,675
nVent Electric PLC	76	4,019
SCREEN Holdings Co., Ltd.	1,400	150,958
Shinko Shoji Co., Ltd.	500	3,985
		506,316
Engineering & Construction — 0.1%
Strabag SE	613	25,747
Takadakiko Co, Ltd.	500	9,735
Vinci SA	175	20,546
		56,028
Entertainment — 0.2%
Caesars Entertainment, Inc.†	85	5,017
Evolution AB*	508	62,641
Live Nation Entertainment, Inc.†	42	3,685
		71,343
Environmental Control — 0.5%
Republic Services, Inc.	1,263	190,852
Food — 1.1%
Koninklijke Ahold Delhaize NV	1,513	52,210
Kraft Heinz Co.	263	9,515
Kroger Co.	278	13,522
Miyoshi Oil & Fat Co., Ltd.	10,000	73,103
Mondelez International, Inc., Class A	1,345	99,705
Seaboard Corp.	4	14,420
Sysco Corp.	206	15,720
Woolworths Group, Ltd.	6,895	178,864
		457,059
Food Service — 0.1%
Compass Group PLC	1,539	40,035
Gas — 0.0%
Osaka Gas Co., Ltd.	500	7,865
Toho Gas Co., Ltd.	300	5,617
		13,482
Healthcare-Products — 1.2%
Boston Scientific Corp.†	3,318	172,038
Bruker Corp.	1,117	76,760
Cochlear, Ltd.	198	31,810

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Envista Holdings Corp.†	1,541	$ 53,026
IDEXX Laboratories, Inc.†	26	14,423
Inspire Medical Systems, Inc.†	166	47,776
Intuitive Surgical, Inc.†	139	45,092
Penumbra, Inc.†	97	29,426
QIAGEN NV†	93	4,354
Stryker Corp.	89	25,224
Teleflex, Inc.	18	4,521
West Pharmaceutical Services, Inc.	25	9,201
		513,651
Healthcare-Services — 1.5%
Centene Corp.†	2,040	138,903
Elevance Health, Inc.	732	345,233
HCA Healthcare, Inc.	86	23,462
Humana, Inc.	54	24,669
IQVIA Holdings, Inc.†	41	9,174
Medpace Holdings, Inc.†	270	68,356
Tenet Healthcare Corp.†	45	3,363
Universal Health Services, Inc., Class B	26	3,613
		616,773
Holding Companies-Diversified — 0.3%
Jardine Matheson Holdings, Ltd.	2,500	123,450
Swire Pacific, Ltd., Class B	12,500	16,701
		140,151
Home Builders — 0.4%
Daiwa House Industry Co., Ltd.	1,000	27,147
Lennar Corp., Class A	109	13,824
LGI Homes, Inc.†	218	30,248
M/I Homes, Inc.†	846	84,600
		155,819
Household Products/Wares — 0.2%
Kimberly-Clark Corp.	547	70,618
Insurance — 3.3%
American Equity Investment Life Holding Co.†	1,759	94,406
American Financial Group, Inc.	28	3,405
Arch Capital Group, Ltd.†	850	66,037
Aviva PLC	5,805	28,935
Berkshire Hathaway, Inc., Class B†	1,264	444,877
Chubb, Ltd.	610	124,690
CNA Financial Corp.	838	32,816
Everest Group, Ltd.	15	5,408
Globe Life, Inc.	1,385	155,355
Goosehead Insurance, Inc., Class A†	1,789	119,630
Kinsale Capital Group, Inc.	70	26,084
Loews Corp.	186	11,653
MetLife, Inc.	267	16,813
Muenchener Rueckversicherungs-Gesellschaft AG	402	151,429
Progressive Corp.	249	31,369
Prudential Financial, Inc.	152	14,667
Reinsurance Group of America, Inc.	27	3,789
T&D Holdings, Inc.	2,400	38,986
Travelers Cos., Inc.	92	15,880
W.R. Berkley Corp.	82	5,059
		1,391,288
Security Description	Shares or Principal Amount	Value

Internet — 4.4%
Airbnb, Inc., Class A†	188	$ 28,612
Alphabet, Inc., Class A†	2,431	322,642
Alphabet, Inc., Class C†	2,379	316,669
Amazon.com, Inc.†	3,732	498,894
Chewy, Inc., Class A†	2,239	75,902
Coupang, Inc.†	448	8,131
Hims & Hers Health, Inc.†	1,188	10,656
MercadoLibre, Inc.†	29	35,904
Meta Platforms, Inc., Class A†	814	259,340
Netflix, Inc.†	361	158,468
Okta, Inc.†	101	7,763
Palo Alto Networks, Inc.†	126	31,495
Pinterest, Inc., Class A†	253	7,335
Spotify Technology SA†	60	8,965
Uber Technologies, Inc.†	829	41,002
VeriSign, Inc.†	39	8,227
Wix.com, Ltd.†	494	46,594
		1,866,599
Investment Companies — 0.3%
EXOR NV	290	27,084
Investor AB, Class B	4,106	83,845
		110,929
Iron/Steel — 1.2%
Carpenter Technology Corp.	584	34,958
JFE Holdings, Inc.	13,400	216,355
Kobe Steel, Ltd.	6,400	69,819
Kyoei Steel, Ltd.	4,900	73,604
Nippon Steel Corp.	1,100	25,098
Sanyo Special Steel Co, Ltd.	200	4,008
SSAB AB, Class A	8,111	51,457
SSAB AB, Class B	3,342	20,427
United States Steel Corp.	533	13,592
		509,318
Leisure Time — 0.2%
Heiwa Corp.	1,900	32,160
HIS Co., Ltd.†	1,700	24,341
Round One Corp.	1,000	3,992
Royal Caribbean Cruises, Ltd.†	97	10,584
		71,077
Lodging — 0.0%
Hilton Worldwide Holdings, Inc.	109	16,948
Machinery-Construction & Mining — 0.3%
Epiroc AB, Class B	7,454	126,613
Sakai Heavy Industries, Ltd.	400	14,620
		141,233
Machinery-Diversified — 0.3%
Atlas Copco AB, Class B	2,858	35,282
Eagle Industry Co., Ltd.	1,300	16,119
Hexagon AB, Class B	3,969	38,441
Rockwell Automation, Inc.	49	16,478
		106,320
Media — 0.1%
Amuse, Inc.	700	8,645
Charter Communications, Inc., Class A†	15	6,078
News Corp., Class A	264	5,232
Wolters Kluwer NV	216	27,122
		47,077

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.2%
Daiichi Jitsugyo Co, Ltd.	900	$ 33,909
RBC Bearings, Inc.†	80	18,084
Tenaris SA	2,927	48,692
		100,685
Mining — 0.3%
BHP Group, Ltd. (ASE)	366	11,311
BHP Group, Ltd. (LSE)	1,684	52,441
Freeport-McMoRan, Inc.	593	26,477
Glencore PLC	2,396	14,561
		104,790
Miscellaneous Manufacturing — 0.2%
Elkem ASA*	1,503	3,565
Parker-Hannifin Corp.	34	13,940
Siemens AG	127	21,641
Smiths Group PLC	1,139	24,835
Teledyne Technologies, Inc.†	19	7,306
Textron, Inc.	82	6,377
Trane Technologies PLC	97	19,346
		97,010
Oil & Gas — 0.9%
BP PLC ADR	2,551	95,152
Chesapeake Energy Corp.	52	4,386
ConocoPhillips	63	7,416
Equinor ASA	713	21,696
Hess Corp.	115	17,449
Marathon Petroleum Corp.	239	31,792
Nabors Industries, Ltd.†	94	11,514
Pioneer Natural Resources Co.	64	14,443
Shell PLC	1,046	32,185
Valero Energy Corp.	365	47,052
Woodside Energy Group, Ltd.	4,186	106,818
		389,903
Oil & Gas Services — 0.1%
Aker Solutions ASA	2,130	9,457
Baker Hughes Co.	421	15,068
TechnipFMC PLC†	183	3,356
		27,881
Packaging & Containers — 0.0%
Graphic Packaging Holding Co.	124	3,001
Pharmaceuticals — 4.1%
AbbVie, Inc.	2,144	320,700
Astellas Pharma, Inc.	3,500	51,184
Bristol-Myers Squibb Co.	1,605	99,815
Cigna Group	125	36,888
CVS Health Corp.	2,474	184,783
Elanco Animal Health, Inc.†	5,159	62,269
GSK PLC ADR	5,240	186,387
Johnson & Johnson	1,077	180,430
McKesson Corp.	58	23,339
Neurocrine Biosciences, Inc.†	41	4,177
Novartis AG	384	40,102
Novo Nordisk A/S, Class B	1,160	186,938
Otsuka Holdings Co., Ltd.	2,300	84,473
Roche Holding AG	31	9,619
Sanofi	1,813	193,539
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Sumitomo Dainippon Pharma Co., Ltd.	1,000	$ 4,143
Zoetis, Inc.	260	48,903
		1,717,689
Pipelines — 0.5%
Cheniere Energy, Inc.	1,243	201,192
Kinder Morgan, Inc.	804	14,239
		215,431
Real Estate — 0.1%
Tokyu Fudosan Holdings Corp.	10,000	59,347
REITS — 2.2%
American Homes 4 Rent, Class A	118	4,423
AvalonBay Communities, Inc.	55	10,376
Camden Property Trust	56	6,109
Chatham Lodging Trust	13,653	131,069
Equity Residential	145	9,561
Host Hotels & Resorts, Inc.	10,257	188,729
Independence Realty Trust, Inc.	4,381	74,652
Lamar Advertising Co., Class A	35	3,454
Mid-America Apartment Communities, Inc.	48	7,184
Park Hotels & Resorts, Inc.	10,295	140,321
Prologis, Inc.	1,500	187,125
Rexford Industrial Realty, Inc.	146	8,043
RLJ Lodging Trust	1,689	17,397
Ryman Hospitality Properties, Inc.	428	40,784
SBA Communications Corp.	61	13,356
Ventas, Inc.	2,091	101,455
		944,038
Retail — 2.7%
CarMax, Inc.†	909	75,092
Costco Wholesale Corp.	509	285,381
Five Below, Inc.†	208	43,335
Group 1 Automotive, Inc.	173	44,726
H & M Hennes & Mauritz AB, Class B	509	8,549
Industria de Diseno Textil SA	5,967	228,379
Lululemon Athletica, Inc.†	533	201,756
O'Reilly Automotive, Inc.†	26	24,070
Ross Stores, Inc.	145	16,623
Target Corp.	197	26,885
Walmart, Inc.	606	96,875
Wingstop, Inc.	536	90,359
		1,142,030
Semiconductors — 3.3%
Applied Materials, Inc.	349	52,905
ASML Holding NV	488	349,942
Broadcom, Inc.	42	37,743
Infineon Technologies AG	2,909	127,938
Intel Corp.	1,767	63,206
KLA Corp.	58	29,809
Microchip Technology, Inc.	510	47,910
Monolithic Power Systems, Inc.	18	10,071
NVIDIA Corp.	1,076	502,804
Renesas Electronics Corp.†	4,700	91,033
SUMCO Corp.	1,300	18,915
Teradyne, Inc.	398	44,950
		1,377,226
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	78	3,382

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 5.8%
ACV Auctions, Inc., Class A†	1,099	$ 19,221
Autodesk, Inc.†	647	137,158
Clear Secure, Inc., Class A	5,860	138,941
Core Corp.	1,600	19,479
Dassault Systemes SE	3,973	169,862
Duolingo, Inc.†	565	87,682
HubSpot, Inc.†	143	83,019
Intuit, Inc.	117	59,869
Jastec Co., Ltd.	7,400	71,209
Microsoft Corp.	2,378	798,818
MongoDB, Inc.†	27	11,432
MSCI, Inc.	95	52,068
Paychex, Inc.	137	17,189
ROBLOX Corp., Class A†	1,104	43,332
Salesforce, Inc.†	734	165,157
SAP SE	1,773	242,507
ServiceNow, Inc.†	183	106,689
Snowflake, Inc., Class A†	249	44,250
Splunk, Inc.†	524	56,765
VMware, Inc., Class A†	83	13,083
WiseTech Global, Ltd.	1,797	103,552
		2,441,282
Telecommunications — 0.7%
Arista Networks, Inc.†	654	101,429
Cisco Systems, Inc.	1,343	69,890
KDDI Corp.	3,200	94,179
Motorola Solutions, Inc.	68	19,491
Vodafone Group PLC ADR	2,244	21,587
		306,576
Transportation — 0.2%
C.H. Robinson Worldwide, Inc.	47	4,708
Nordic American Tankers, Ltd.	4,293	18,846
NS United Kaiun Kaisha, Ltd.	300	8,077
Saia, Inc.†	11	4,655
Scorpio Tankers, Inc.	284	13,359
Teekay Tankers, Ltd., Class A	866	37,766
		87,411
Total Common Stocks (cost $25,163,698)		28,289,569
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 1.9%
iShares Global Infrastructure ETF (cost $748,311)	16,409	$ 784,514
Total Long-Term Investment Securities (cost $25,912,009)		29,074,083
SHORT-TERM INVESTMENTS — 29.3%
Unaffiliated Investment Companies — 29.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(1) (cost $12,383,237)	12,383,237	12,383,237
TOTAL INVESTMENTS (cost $38,295,246)(2)	98.1%	41,457,320
Other assets less liabilities	1.9	803,798
NET ASSETS	100.0%	$42,261,118
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $107,614 representing 0.3% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2023.
(2)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
ETF—Exchange Traded Fund
LSE—London Stock Exchange

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North America Investment Grade Index	0.6288%	5,370,000	USD	5,370,000	1.000%	Quarterly	Jun 2028	$32,481	$54,012	$86,493
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	MSCI Emerging Markets Index	September 2023	$352,308	$369,005	$16,697
						Unrealized (Depreciation)
113	Long	U.S. Treasury 10 Year Notes	September 2023	$12,876,531	$12,588,906	$(287,625)
2	Long	U.S. Treasury 2 Year Notes	September 2023	412,317	406,062	(6,255)
						$(293,880)
		Net Unrealized Appreciation (Depreciation)				$(277,183)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$28,289,569	$ —	$—	$28,289,569
Unaffiliated Investment Companies	784,514	—	—	784,514
Short-Term Investments	12,383,237	—	—	12,383,237
Total Investments at Value	$41,457,320	$ —	$—	$41,457,320
Other Financial Instruments:†
Swaps	$ —	$54,012	$—	$ 54,012
Futures Contracts	16,697	—	—	16,697
Total Other Financial Instruments	$ 16,697	$54,012	$—	$ 70,709
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 293,880	$ —	$—	$ 293,880
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	52.0%
Domestic Fixed Income Investment Companies	38.7
International Equity Investment Companies	9.3
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 52.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,117,976	$105,917,628
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	916,387	12,884,396
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,088,198	13,210,729
Total Domestic Equity Investment Companies (cost $109,689,548)		132,012,753
Domestic Fixed Income Investment Companies — 38.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,089,683	47,893,915
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,161,024	50,423,204
Total Domestic Fixed Income Investment Companies (cost $107,985,846)		98,317,119
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 9.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $21,035,701)	1,845,329	$ 23,564,856
TOTAL INVESTMENTS (cost $238,711,095)(2)	100.0%	253,894,728
Other assets less liabilities	(0.0)	(125,502)
NET ASSETS	100.0%	$253,769,226
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$253,894,728	$—	$—	$253,894,728
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	66.5%
Domestic Fixed Income Investment Companies	19.5
International Equity Investment Companies	14.0
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 66.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	7,261,155	$246,661,439
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,464,998	48,717,878
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,031,024	24,656,628
Total Domestic Equity Investment Companies (cost $260,424,128)		320,035,945
Domestic Fixed Income Investment Companies — 19.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,730,985	44,518,566
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,027,651	49,120,156
Total Domestic Fixed Income Investment Companies (cost $102,648,895)		93,638,722
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 14.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $59,884,188)	5,266,894	$ 67,258,230
TOTAL INVESTMENTS (cost $422,957,211)(2)	100.0%	480,932,897
Other assets less liabilities	(0.0)	(195,956)
NET ASSETS	100.0%	$480,736,941
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$480,932,897	$—	$—	$480,932,897
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	71.2%
International Equity Investment Companies	18.7
Domestic Fixed Income Investment Companies	10.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 71.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,647,108	$ 735,352,249
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,442,532	132,761,996
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,508,638	66,874,868
Total Domestic Equity Investment Companies (cost $758,609,874)		934,989,113
International Equity Investment Companies — 18.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $219,440,572)	19,286,041	246,282,743
Domestic Fixed Income Investment Companies — 10.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,437,135	60,573,440
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	7,421,369	72,506,775
Total Domestic Fixed Income Investment Companies (cost $145,222,457)		133,080,215
TOTAL INVESTMENTS (cost $1,123,272,903)(2)	100.0%	1,314,352,071
Other assets less liabilities	(0.0)	(464,273)
NET ASSETS	100.0%	$1,313,887,798
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,314,352,071	$—	$—	$1,314,352,071
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Banks	10.4%
Pharmaceuticals	8.6
Insurance	4.6
Oil & Gas	4.3
Food	4.2
Auto Manufacturers	3.7
Semiconductors	3.3
Mining	3.0
Chemicals	2.7
Electric	2.7
Telecommunications	2.6
Repurchase Agreements	2.6
Apparel	2.6
Commercial Services	2.5
Cosmetics/Personal Care	2.1
Healthcare-Products	2.1
Retail	2.1
Machinery-Diversified	1.9
Beverages	1.9
Building Materials	1.9
Electronics	1.7
Distribution/Wholesale	1.7
Software	1.6
Diversified Financial Services	1.4
Aerospace/Defense	1.4
Machinery-Construction & Mining	1.4
Transportation	1.3
Miscellaneous Manufacturing	1.3
Computers	1.2
Engineering & Construction	1.1
Entertainment	1.1
Internet	1.0
Home Furnishings	0.9
Biotechnology	0.9
Electrical Components & Equipment	0.9
Real Estate	0.8
REITS	0.7
Agriculture	0.7
Auto Parts & Equipment	0.7
Healthcare-Services	0.7
Iron/Steel	0.6
Investment Companies	0.5
Private Equity	0.5
Household Products/Wares	0.4
Unaffiliated Investment Companies	0.4
Toys/Games/Hobbies	0.4
Lodging	0.4
Food Service	0.4
Gas	0.4
Media	0.3
Hand/Machine Tools	0.3
Short-Term Investments	0.3
Water	0.3
Packaging & Containers	0.3
Home Builders	0.2
Forest Products & Paper	0.2
Advertising	0.2
Office/Business Equipment	0.2
Metal Fabricate/Hardware	0.2
Energy-Alternate Sources	0.2
Leisure Time	0.2
Airlines	0.1

Holding Companies-Diversified	0.1%
Pipelines	0.1
99.5%
Country Allocation*
Japan	21.5%
United Kingdom	13.5
France	10.8
Switzerland	9.8
Germany	8.2
Australia	7.0
Netherlands	6.0
United States	3.3
Denmark	2.9
Sweden	2.9
Spain	2.4
Hong Kong	1.9
Italy	1.8
Singapore	1.2
Finland	1.0
Ireland	0.9
Belgium	0.7
Jersey	0.7
Norway	0.6
Israel	0.6
Cayman Islands	0.6
New Zealand	0.3
Luxembourg	0.2
Austria	0.2
Portugal	0.2
Bermuda	0.1
SupraNational	0.1
Isle of Man	0.1
99.5%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.2%
Australia — 7.0%
Ampol, Ltd.	10,774	$ 237,732
ANZ Group Holdings, Ltd.	135,784	2,348,557
APA Group	53,344	358,312
Aristocrat Leisure, Ltd.	26,683	704,910
ASX, Ltd.	8,753	365,169
Aurizon Holdings, Ltd.	83,219	212,972
BHP Group, Ltd. (ASE)	229,028	7,078,091
BlueScope Steel, Ltd.	20,836	305,663
Brambles, Ltd.	62,833	593,823
Cochlear, Ltd.	2,974	477,795
Coles Group, Ltd.	60,509	739,312
Commonwealth Bank of Australia	76,334	5,420,126
Computershare, Ltd.	25,930	436,823
CSL, Ltd.	21,808	3,933,397
Dexus	48,627	268,488
Endeavour Group, Ltd.	64,777	264,545
Fortescue Metals Group, Ltd.	76,561	1,114,916
Goodman Group	76,515	1,055,656
GPT Group	86,604	252,466
IDP Education, Ltd.	11,325	189,262
IGO, Ltd.	30,813	285,620
Insurance Australia Group, Ltd.	110,762	441,185
Lendlease Corp., Ltd.	31,165	180,656
Lottery Corp., Ltd.	100,628	349,450
Macquarie Group, Ltd.	16,599	1,951,282
Medibank Private, Ltd.	124,510	293,553
Mineral Resources, Ltd.	7,850	376,639
Mirvac Group	178,394	280,396
National Australia Bank, Ltd.	141,901	2,708,849
Newcrest Mining, Ltd.	40,429	717,194
Northern Star Resources, Ltd.	51,990	401,949
Orica, Ltd.	20,532	217,214
Origin Energy, Ltd.	77,886	443,117
Pilbara Minerals, Ltd.	121,988	396,586
Qantas Airways, Ltd.†	40,249	176,540
QBE Insurance Group, Ltd.	67,292	712,805
Ramsay Health Care, Ltd.	8,289	327,994
REA Group, Ltd.	2,389	252,787
Reece, Ltd.	10,222	134,576
Rio Tinto, Ltd.	16,783	1,319,747
Santos, Ltd.	149,262	798,064
Scentre Group	234,660	442,915
SEEK, Ltd.	15,235	254,810
Sonic Healthcare, Ltd.	20,170	476,219
South32, Ltd.	206,221	537,452
Stockland	107,925	305,921
Suncorp Group, Ltd.	57,261	547,317
Telstra Group, Ltd.	182,834	523,169
Transurban Group	139,273	1,341,502
Treasury Wine Estates, Ltd.	32,635	246,610
Vicinity, Ltd.	174,939	232,075
Washington H. Soul Pattinson & Co., Ltd.	10,608	234,782
Wesfarmers, Ltd.	51,292	1,710,583
Westpac Banking Corp.	158,647	2,380,622
WiseTech Global, Ltd.	7,502	432,304
Woodside Energy Group, Ltd.	85,843	2,190,532
Woolworths Group, Ltd.	55,098	1,429,300
		52,410,331
Austria — 0.2%
Erste Group Bank AG	15,545	587,614
Security Description	Shares or Principal Amount	Value

Austria (continued)
OMV AG	6,658	$ 300,140
Verbund AG	3,079	255,087
voestalpine AG	5,247	173,649
		1,316,490
Belgium — 0.7%
Ageas SA/NV	7,291	308,874
Anheuser-Busch InBev SA NV	39,270	2,247,383
D'ieteren Group	983	171,524
Elia Group SA	1,329	163,512
Groupe Bruxelles Lambert NV	4,496	363,534
KBC Group NV	11,316	851,029
Sofina SA	697	165,685
Solvay SA, Class A	3,351	401,971
UCB SA	5,716	506,048
Umicore SA	9,469	280,269
Warehouses De Pauw CVA	7,378	218,054
		5,677,883
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	28,500	150,742
Hongkong Land Holdings, Ltd.	50,100	178,356
Jardine Matheson Holdings, Ltd.	7,200	355,536
		684,634
Cayman Islands — 0.6%
Budweiser Brewing Co. APAC, Ltd.*	77,800	188,542
CK Asset Holdings, Ltd.	89,500	516,419
CK Hutchison Holdings, Ltd.	121,000	746,272
ESR Group, Ltd.*	89,600	156,248
Futu Holdings, Ltd. ADR†	2,487	149,717
Grab Holdings, Ltd., Class A†	84,453	323,455
Sands China, Ltd.†	109,600	418,085
Sea, Ltd. ADR†	16,496	1,097,314
SITC International Holdings Co., Ltd.	61,000	132,967
WH Group, Ltd.*	377,000	203,995
Wharf Real Estate Investment Co., Ltd.	75,000	401,499
Xinyi Glass Holdings, Ltd.	75,000	123,864
		4,458,377
Denmark — 2.9%
AP Moller-Maersk A/S, Series A	140	281,553
AP Moller-Maersk A/S, Series B	227	466,734
Carlsberg A/S, Class B	4,452	667,728
Chr. Hansen Holding A/S	4,769	360,275
Coloplast A/S, Class B	5,371	667,591
Danske Bank A/S	31,184	740,099
Demant A/S†	4,166	166,151
DSV A/S	8,416	1,685,087
Genmab A/S†	2,983	1,226,668
Novo Nordisk A/S, Class B	74,843	12,061,192
Novozymes A/S, Class B	9,247	463,892
Orsted A/S*	8,553	746,088
Pandora A/S	4,102	410,599
ROCKWOOL A/S, Class B	413	111,181
Tryg A/S	16,278	321,602
Vestas Wind Systems A/S†	45,657	1,223,646
		21,600,086
Finland — 1.0%
Elisa Oyj	6,430	335,391
Fortum Oyj	20,283	274,527
Kesko Oyj, Class B	12,348	247,027

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Kone Oyj, Class B	15,367	$ 788,031
Metso Oyj	29,983	340,377
Neste Oyj	19,127	703,669
Nokia Oyj	241,907	951,665
Nordea Bank Abp	146,677	1,659,285
Orion Oyj, Class B	4,842	186,013
Sampo Oyj, Class A	20,791	916,446
Stora Enso Oyj, Class R	26,302	322,592
UPM-Kymmene Oyj	24,130	798,581
Wartsila Oyj Abp	21,402	268,847
		7,792,451
France — 10.8%
Accor SA	8,324	313,830
Aeroports de Paris	1,342	185,326
Air Liquide SA	23,672	4,251,832
Alstom SA	14,620	447,198
Amundi SA*	2,765	169,639
Arkema SA	2,545	274,114
AXA SA	82,941	2,550,687
BioMerieux	1,873	200,912
BNP Paribas SA	50,224	3,314,383
Bollore SE	40,027	253,056
Bouygues SA	9,312	333,469
Bureau Veritas SA	13,292	365,072
Capgemini SE	7,455	1,351,238
Carrefour SA	26,843	536,858
Cie de Saint-Gobain	22,153	1,497,483
Cie Generale des Etablissements Michelin SCA	30,671	1,003,927
Covivio SA	2,143	103,533
Credit Agricole SA	54,721	679,031
Danone SA	29,027	1,772,251
Dassault Aviation SA	1,127	218,955
Dassault Systemes SE	30,184	1,290,489
Edenred	11,284	732,991
Eiffage SA	3,323	345,707
Engie SA	82,575	1,353,879
EssilorLuxottica SA	13,155	2,646,031
Eurazeo SE	1,970	120,214
Gecina SA	2,078	224,706
Getlink SE	16,163	284,251
Hermes International	1,432	3,174,948
Ipsen SA	1,705	214,835
Kering SA	3,366	1,937,801
Klepierre SA	9,727	258,280
La Francaise des Jeux SAEM*	4,749	181,291
Legrand SA	12,063	1,208,549
L'Oreal SA	10,888	5,066,280
LVMH Moet Hennessy Louis Vuitton SE	12,484	11,641,159
Orange SA	84,184	951,890
Pernod Ricard SA	9,330	2,057,823
Publicis Groupe SA	10,348	835,346
Remy Cointreau SA	1,033	177,353
Renault SA	8,690	381,279
Safran SA	15,453	2,564,898
Sanofi	51,303	5,476,620
Sartorius Stedim Biotech	1,250	391,010
Schneider Electric SE	24,528	4,369,983
SEB SA	1,126	126,156
Societe Generale SA	32,886	893,649
Security Description	Shares or Principal Amount	Value

France (continued)
Sodexo SA	4,000	$ 410,509
Teleperformance	2,673	387,209
Thales SA	4,752	710,315
TotalEnergies SE	106,957	6,498,535
Valeo	9,357	211,419
Veolia Environnement SA	30,691	998,845
Vinci SA	24,028	2,820,999
Vivendi SE	32,410	289,426
Wendel SE	1,205	118,976
Worldline SA*†	10,815	428,436
		81,604,881
Germany — 8.2%
adidas AG	7,324	1,481,704
Allianz SE	18,234	4,358,498
BASF SE	40,412	2,166,998
Bayer AG	44,416	2,595,114
Bayerische Motoren Werke AG	14,969	1,824,581
Bayerische Motoren Werke AG (Preference Shares)	2,686	301,823
Bechtle AG	3,703	162,980
Beiersdorf AG	4,557	590,228
Brenntag SE	6,985	541,287
Carl Zeiss Meditec AG	1,820	210,815
Commerzbank AG	48,127	575,458
Continental AG	4,973	397,073
Covestro AG*†	8,735	468,970
Daimler Truck Holding AG	22,324	838,220
Delivery Hero SE*†	7,840	355,708
Deutsche Bank AG	87,628	971,178
Deutsche Boerse AG	8,590	1,646,213
Deutsche Lufthansa AG†	27,024	272,705
Deutsche Telekom AG	146,536	3,196,871
DHL Group	45,502	2,337,377
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	5,148	629,417
E.ON SE	101,503	1,283,988
Evonik Industries AG	9,481	196,082
Fresenius Medical Care AG & Co. KGaA	9,286	482,114
Fresenius SE & Co. KGaA	19,098	599,080
GEA Group AG	6,848	290,559
Hannover Rueck SE	2,726	581,914
Heidelberg Materials AG	6,547	530,524
HelloFresh SE†	7,396	210,698
Henkel AG & Co. KGaA	4,698	328,213
Henkel AG & Co. KGaA (Preference Shares)	7,652	590,451
Infineon Technologies AG	59,041	2,596,624
Knorr-Bremse AG	3,280	230,591
LEG Immobilien SE†	3,350	237,059
Mercedes-Benz Group AG	38,694	3,090,401
Merck KGaA	5,843	1,026,616
MTU Aero Engines AG	2,422	565,353
Muenchener Rueckversicherungs-Gesellschaft AG	6,334	2,385,947
Nemetschek SE	2,611	190,161
Porsche Automobil Holding SE (Preference Shares)	6,923	409,365
Puma SE	4,773	322,432
Rational AG	231	172,836
Rheinmetall AG	1,969	557,249
RWE AG	28,585	1,229,825

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
SAP SE	47,210	$ 6,457,282
Sartorius AG (Preference Shares)	1,185	488,981
Scout24 SE*	3,391	224,375
Siemens AG	34,360	5,854,964
Siemens Energy AG†	23,489	397,465
Siemens Healthineers AG*	12,749	740,406
Symrise AG	6,003	655,938
Talanx AG	2,864	175,398
Telefonica Deutschland Holding AG	40,344	108,722
Volkswagen AG	1,334	213,336
Volkswagen AG (Preference Shares)	9,323	1,235,817
Vonovia SE	32,383	756,253
Wacker Chemie AG	825	128,217
Zalando SE*†	10,128	349,662
		61,818,116
Hong Kong — 1.9%
AIA Group, Ltd.	526,400	5,224,245
BOC Hong Kong Holdings, Ltd.	167,500	509,014
CLP Holdings, Ltd.	74,000	602,046
Galaxy Entertainment Group, Ltd.†	99,000	718,486
Hang Lung Properties, Ltd.	81,000	125,672
Hang Seng Bank, Ltd.	34,600	526,615
Henderson Land Development Co., Ltd.	65,349	201,102
Hong Kong & China Gas Co., Ltd.	505,967	432,728
Hong Kong Exchanges & Clearing, Ltd.	54,500	2,276,744
Link REIT	114,340	639,955
MTR Corp., Ltd.	70,000	321,776
New World Development Co., Ltd.	68,500	168,464
Power Assets Holdings, Ltd.	62,500	326,969
Sino Land Co., Ltd.	166,000	203,272
Sun Hung Kai Properties, Ltd.	65,500	819,285
Swire Pacific, Ltd., Class A	19,500	162,398
Swire Properties, Ltd.	52,800	132,019
Techtronic Industries Co., Ltd.	62,000	699,983
		14,090,773
Ireland — 0.9%
AIB Group PLC	60,433	284,257
Bank of Ireland Group PLC	48,385	510,501
CRH PLC	33,474	1,994,077
DCC PLC	4,464	258,429
Flutter Entertainment PLC†	7,976	1,586,423
James Hardie Industries PLC CDI†	19,986	583,701
Kerry Group PLC, Class A	7,205	715,823
Kingspan Group PLC	6,990	561,042
Smurfit Kappa Group PLC	11,761	465,395
		6,959,648
Isle of Man — 0.1%
Entain PLC	26,622	473,531
Israel — 0.6%
Azrieli Group, Ltd.	1,919	109,190
Bank Hapoalim BM	57,418	510,361
Bank Leumi Le-Israel BM	69,796	557,548
Check Point Software Technologies, Ltd.†	4,368	577,493
CyberArk Software, Ltd.†	1,855	307,949
Elbit Systems, Ltd.	1,203	255,543
ICL Group, Ltd.	34,973	232,098
Security Description	Shares or Principal Amount	Value

Israel (continued)
Israel Discount Bank, Ltd., Class A	55,926	$ 296,465
Mizrahi Tefahot Bank, Ltd.	6,977	252,008
Monday.com, Ltd.†	863	156,013
NICE, Ltd.†	2,872	620,933
Teva Pharmaceutical Industries, Ltd. ADR†	50,219	421,840
Tower Semiconductor, Ltd.†	4,971	184,284
Wix.com, Ltd.†	2,440	230,141
		4,711,866
Italy — 1.8%
Amplifon SpA	5,629	190,562
Assicurazioni Generali SpA	45,822	976,390
DiaSorin SpA	1,138	127,688
Enel SpA	367,713	2,535,773
Eni SpA	104,955	1,602,187
FinecoBank Banca Fineco SpA	27,607	428,445
Infrastrutture Wireless Italiane SpA*	15,194	190,697
Intesa Sanpaolo SpA	729,719	2,109,316
Mediobanca Banca di Credito Finanziario SpA	24,957	332,576
Moncler SpA	9,312	672,877
Nexi SpA*†	26,685	231,025
Poste Italiane SpA*	23,620	269,960
Prysmian SpA	11,517	459,032
Recordati Industria Chimica e Farmaceutica SpA	4,727	244,015
Snam SpA	91,168	479,344
Telecom Italia SpA†	450,484	129,919
Terna - Rete Elettrica Nazionale SpA	63,611	537,701
UniCredit SpA	83,356	2,107,949
		13,625,456
Japan — 21.5%
Advantest Corp.	8,700	1,194,022
Aeon Co., Ltd.	29,600	640,416
AGC, Inc.	9,300	335,745
Aisin Corp.	6,700	217,344
Ajinomoto Co., Inc.	20,400	793,975
ANA Holdings, Inc.†	7,200	172,377
Asahi Group Holdings, Ltd.	21,800	857,351
Asahi Intecc Co., Ltd.	9,800	201,008
Asahi Kasei Corp.	56,700	385,958
Astellas Pharma, Inc.	81,800	1,196,253
Azbil Corp.	5,200	163,751
Bandai Namco Holdings, Inc.	27,100	612,234
BayCurrent Consulting, Inc.	6,000	193,498
Bridgestone Corp.	25,800	1,068,706
Brother Industries, Ltd.	10,500	163,369
Canon, Inc.	45,200	1,166,974
Capcom Co., Ltd.	7,800	350,894
Central Japan Railway Co.	6,500	828,577
Chiba Bank, Ltd.	24,000	168,480
Chubu Electric Power Co., Inc.	29,100	364,607
Chugai Pharmaceutical Co., Ltd.	30,400	904,104
Concordia Financial Group, Ltd.	47,900	218,684
CyberAgent, Inc.	19,400	122,442
Dai Nippon Printing Co., Ltd.	9,900	281,068
Daifuku Co., Ltd.	13,750	293,335
Dai-ichi Life Holdings, Inc.	42,500	867,984
Daiichi Sankyo Co., Ltd.	83,600	2,554,453
Daikin Industries, Ltd.	11,900	2,399,824
Daito Trust Construction Co., Ltd.	2,800	300,931

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daiwa House Industry Co., Ltd.	27,100	$ 735,671
Daiwa House REIT Investment Corp.	100	196,816
Daiwa Securities Group, Inc.	60,300	326,412
Denso Corp.	19,600	1,361,316
Dentsu Group, Inc.	9,200	307,303
Disco Corp.	4,200	786,476
East Japan Railway Co.	13,700	775,497
Eisai Co., Ltd.	11,400	719,266
ENEOS Holdings, Inc.	130,250	471,872
FANUC Corp.	43,400	1,326,420
Fast Retailing Co., Ltd.	7,900	1,974,653
Fuji Electric Co., Ltd.	5,700	257,144
FUJIFILM Holdings Corp.	16,900	979,681
Fujitsu, Ltd.	8,000	1,033,845
GLP J-REIT	202	198,926
GMO Payment Gateway, Inc.	1,900	144,705
Hakuhodo DY Holdings, Inc.	10,600	121,673
Hamamatsu Photonics KK	6,300	303,165
Hankyu Hanshin Holdings, Inc.	10,300	341,801
Hikari Tsushin, Inc.	900	133,294
Hirose Electric Co., Ltd.	1,335	168,816
Hitachi Construction Machinery Co., Ltd.	4,900	146,623
Hitachi, Ltd.	42,400	2,771,133
Honda Motor Co., Ltd.	69,600	2,207,885
Hoshizaki Corp.	4,900	187,644
Hoya Corp.	16,100	1,870,685
Hulic Co., Ltd.	17,400	147,930
Ibiden Co., Ltd.	5,100	309,230
Idemitsu Kosan Co., Ltd.	9,396	198,137
Iida Group Holdings Co., Ltd.	7,200	126,246
Inpex Corp.	43,900	565,471
Isuzu Motors, Ltd.	26,400	341,818
ITOCHU Corp.	53,700	2,170,421
Itochu Techno-Solutions Corp.	4,300	108,871
Japan Airlines Co., Ltd.	6,500	140,541
Japan Exchange Group, Inc.	22,700	394,994
Japan Metropolitan Fund Investment Corp.	316	216,568
Japan Post Bank Co., Ltd.	66,700	554,642
Japan Post Holdings Co., Ltd.	99,200	724,485
Japan Post Insurance Co., Ltd.	9,000	145,408
Japan Real Estate Investment Corp.	58	233,199
Japan Tobacco, Inc.	54,300	1,203,444
JFE Holdings, Inc.	22,200	358,440
JSR Corp.	8,000	228,981
Kajima Corp.	19,100	301,540
Kansai Electric Power Co., Inc.	31,800	417,995
Kao Corp.	21,100	801,196
Kawasaki Kisen Kaisha, Ltd.	6,200	186,612
KDDI Corp.	67,700	1,992,478
Keio Corp.	4,600	152,746
Keisei Electric Railway Co., Ltd.	5,800	240,537
Keyence Corp.	8,800	3,943,964
Kikkoman Corp.	6,100	350,911
Kintetsu Group Holdings Co., Ltd.	8,200	274,995
Kirin Holdings Co., Ltd.	35,100	518,734
Kobayashi Pharmaceutical Co., Ltd.	2,300	126,394
Kobe Bussan Co., Ltd.	6,824	181,698
Koei Tecmo Holdings Co., Ltd.	5,320	90,945
Koito Manufacturing Co., Ltd.	9,400	172,486
Security Description	Shares or Principal Amount	Value

Japan (continued)
Komatsu, Ltd.	41,800	$ 1,164,694
Konami Group Corp.	4,500	252,068
Kose Corp.	1,500	146,768
Kubota Corp.	45,800	690,388
Kurita Water Industries, Ltd.	4,700	188,608
Kyocera Corp.	14,500	779,095
Kyowa Kirin Co., Ltd.	12,200	232,912
Lasertec Corp.	3,365	507,949
LIXIL Corp.	13,000	166,081
M3, Inc.	20,000	458,721
Makita Corp.	10,100	283,054
Marubeni Corp.	69,100	1,220,840
MatsukiyoCocokara & Co.	5,200	303,926
Mazda Motor Corp.	25,700	253,902
McDonald's Holdings Co. Japan, Ltd.	3,900	153,516
MEIJI Holdings Co., Ltd.	9,900	228,807
Minebea Mitsumi, Inc.	16,400	302,950
MISUMI Group, Inc.	12,900	235,259
Mitsubishi Chemical Group Corp.	57,900	345,735
Mitsubishi Corp.	56,000	2,859,734
Mitsubishi Electric Corp.	87,400	1,260,025
Mitsubishi Estate Co., Ltd.	50,900	621,469
Mitsubishi HC Capital, Inc.	39,800	262,946
Mitsubishi Heavy Industries, Ltd.	14,500	686,040
Mitsubishi UFJ Financial Group, Inc.	516,300	4,158,998
Mitsui & Co., Ltd.	59,400	2,313,537
Mitsui Chemicals, Inc.	7,700	220,827
Mitsui Fudosan Co., Ltd.	40,700	834,941
Mitsui OSK Lines, Ltd.	15,500	400,397
Mizuho Financial Group, Inc.	109,080	1,843,238
MonotaRO Co., Ltd.	11,300	137,889
MS&AD Insurance Group Holdings, Inc.	19,400	721,645
Murata Manufacturing Co., Ltd.	26,000	1,521,456
NEC Corp.	11,100	560,442
Nexon Co., Ltd.	17,700	337,229
NGK Insulators, Ltd.	10,600	129,794
NIDEC Corp.	18,900	1,122,987
Nintendo Co., Ltd.	47,000	2,130,883
Nippon Building Fund, Inc.	69	289,066
Nippon Express Holdings, Inc.	3,300	193,340
Nippon Paint Holdings Co., Ltd.	42,900	392,618
Nippon Prologis REIT, Inc.	99	202,294
Nippon Sanso Holdings Corp.	7,800	188,167
Nippon Shinyaku Co., Ltd.	2,400	97,070
Nippon Steel Corp.	36,500	832,805
Nippon Telegraph & Telephone Corp.	1,350,000	1,545,812
Nippon Yusen KK	21,900	530,778
Nissan Chemical Corp.	5,700	255,662
Nissan Motor Co., Ltd.	104,900	459,373
Nisshin Seifun Group, Inc.	8,900	110,355
Nissin Foods Holdings Co., Ltd.	2,800	236,179
Nitori Holdings Co., Ltd.	3,600	441,697
Nitto Denko Corp.	6,800	482,761
Nomura Holdings, Inc.	131,600	542,533
Nomura Real Estate Holdings, Inc.	5,000	123,818
Nomura Real Estate Master Fund, Inc.	192	228,351
Nomura Research Institute, Ltd.	17,400	493,019
NTT Data Corp.	28,500	395,753
Obayashi Corp.	29,400	271,650
OBIC Co., Ltd.	3,100	507,061
Odakyu Electric Railway Co., Ltd.	13,300	194,174

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Oji Holdings Corp.	39,000	$ 153,790
Olympus Corp.	54,400	885,795
Omron Corp.	7,900	423,251
Ono Pharmaceutical Co., Ltd.	17,500	320,010
Open House Group Co., Ltd.	3,500	132,949
Oracle Corp. Japan	1,700	119,209
Oriental Land Co., Ltd.	49,300	1,888,623
ORIX Corp.	53,000	1,017,418
Osaka Gas Co., Ltd.	17,000	267,431
Otsuka Corp.	5,200	216,275
Otsuka Holdings Co., Ltd.	17,700	650,072
Pan Pacific International Holdings Corp.	17,200	339,611
Panasonic Holdings Corp.	99,900	1,235,891
Persol Holdings Co., Ltd.	7,981	157,528
Rakuten Group, Inc.	43,200	168,561
Recruit Holdings Co., Ltd.	65,200	2,260,792
Renesas Electronics Corp.†	57,579	1,115,235
Resona Holdings, Inc.	96,700	526,373
Ricoh Co., Ltd.	24,800	220,257
Rohm Co., Ltd.	4,000	373,950
SBI Holdings, Inc.	11,100	234,031
SCSK Corp.	7,106	118,005
Secom Co., Ltd.	9,500	636,583
Seiko Epson Corp.	13,100	214,781
Sekisui Chemical Co., Ltd.	16,500	250,402
Sekisui House, Ltd.	27,900	568,531
Seven & i Holdings Co., Ltd.	34,100	1,412,514
SG Holdings Co., Ltd.	14,500	211,438
Sharp Corp.†	10,300	61,178
Shimadzu Corp.	10,700	324,238
Shimano, Inc.	3,500	530,173
Shimizu Corp.	25,000	172,144
Shin-Etsu Chemical Co., Ltd.	82,400	2,710,080
Shionogi & Co., Ltd.	11,800	492,023
Shiseido Co., Ltd.	18,100	792,626
Shizuoka Financial Group, Inc.	20,200	168,469
SMC Corp.	2,600	1,355,147
SoftBank Corp.	129,900	1,440,848
SoftBank Group Corp.	46,500	2,367,083
Sompo Holdings, Inc.	14,100	623,506
Sony Group Corp.	57,000	5,334,798
Square Enix Holdings Co., Ltd.	3,900	180,491
Subaru Corp.	27,800	524,969
SUMCO Corp.	15,839	230,462
Sumitomo Chemical Co., Ltd.	63,600	195,854
Sumitomo Corp.	50,900	1,090,165
Sumitomo Electric Industries, Ltd.	32,300	413,215
Sumitomo Metal Mining Co., Ltd.	11,200	386,861
Sumitomo Mitsui Financial Group, Inc.	59,000	2,776,129
Sumitomo Mitsui Trust Holdings, Inc.	15,000	582,751
Sumitomo Realty & Development Co., Ltd.	12,900	345,112
Suntory Beverage & Food, Ltd.	6,300	224,119
Suzuki Motor Corp.	16,700	668,751
Sysmex Corp.	7,600	514,181
T&D Holdings, Inc.	22,600	367,122
Taisei Corp.	7,700	291,514
Takeda Pharmaceutical Co., Ltd.	71,500	2,181,714
TDK Corp.	17,600	672,626
Terumo Corp.	30,400	993,852
Security Description	Shares or Principal Amount	Value

Japan (continued)
TIS, Inc.	9,915	$ 251,107
Tobu Railway Co., Ltd.	8,500	224,711
Toho Co., Ltd.	5,100	198,601
Tokio Marine Holdings, Inc.	81,500	1,866,998
Tokyo Electric Power Co. Holdings, Inc.†	69,000	274,031
Tokyo Electron, Ltd.	20,300	3,031,480
Tokyo Gas Co., Ltd.	17,700	401,241
Tokyu Corp.	24,000	304,418
Toppan, Inc.	11,100	260,754
Toray Industries, Inc.	62,700	350,466
Toshiba Corp.	18,600	599,975
Tosoh Corp.	11,800	153,985
TOTO, Ltd.	6,000	184,346
Toyota Industries Corp.	6,600	475,985
Toyota Motor Corp.	479,400	8,040,266
Toyota Tsusho Corp.	9,600	559,744
Trend Micro, Inc.	6,000	282,993
Unicharm Corp.	18,200	673,809
USS Co., Ltd.	9,300	161,009
Welcia Holdings Co., Ltd.	4,300	80,883
West Japan Railway Co.	9,900	406,605
Yakult Honsha Co., Ltd.	5,800	322,034
Yamaha Corp.	6,300	243,560
Yamaha Motor Co., Ltd.	13,500	394,756
Yamato Holdings Co., Ltd.	12,900	241,379
Yaskawa Electric Corp.	10,800	468,469
Yokogawa Electric Corp.	10,300	193,055
Z Holdings Corp.	120,800	336,082
ZOZO, Inc.	5,600	109,115
		162,066,593
Jersey — 0.7%
Experian PLC	41,555	1,604,687
Glencore PLC	482,557	2,932,644
WPP PLC	48,584	530,975
		5,068,306
Luxembourg — 0.2%
ArcelorMittal SA (XAMS)	21,827	631,168
Eurofins Scientific SE	6,100	419,721
Tenaris SA	21,349	355,150
		1,406,039
Netherlands — 6.0%
ABN AMRO Bank NV CVA*	18,260	310,388
Adyen NV*†	981	1,822,635
Aegon NV	76,295	414,734
AerCap Holdings NV†	7,503	478,766
Airbus SE	26,801	3,948,084
Akzo Nobel NV	7,705	658,756
Argenx SE†	2,517	1,264,721
ASM International NV	2,119	1,008,239
ASML Holding NV	18,226	13,069,758
CNH Industrial NV	46,264	666,870
Davide Campari-Milano NV	23,632	317,777
Euronext NV*	3,874	294,968
EXOR NV	4,903	457,899
Ferrari NV	5,699	1,825,928
Ferrovial SE	23,022	762,925
Heineken Holding NV	5,209	426,970
Heineken NV	11,719	1,148,573
IMCD NV	2,576	390,718

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV	163,640	$ 2,389,367
JDE Peet's NV	5,682	171,428
Just Eat Takeaway.com NV *†	9,448	169,700
Koninklijke Ahold Delhaize NV	44,111	1,522,174
Koninklijke KPN NV	146,023	528,538
Koninklijke Philips NV†	42,085	874,920
NN Group NV	11,337	434,780
OCI NV	4,770	135,731
Prosus NV	36,237	2,869,862
QIAGEN NV†	10,295	482,771
Randstad NV	4,990	292,321
Stellantis NV	101,697	2,084,695
STMicroelectronics NV	30,900	1,652,013
Universal Music Group NV	37,042	950,177
Wolters Kluwer NV	11,642	1,461,804
		45,288,990
New Zealand — 0.3%
Auckland International Airport, Ltd.†	56,599	295,290
EBOS Group, Ltd.	6,930	165,928
Fisher & Paykel Healthcare Corp., Ltd.	26,194	399,732
Mercury NZ, Ltd.	31,349	128,313
Meridian Energy, Ltd.	58,393	204,732
Spark New Zealand, Ltd.	84,606	272,203
Xero, Ltd.†	6,488	532,590
		1,998,788
Norway — 0.6%
Adevinta ASA†	13,175	97,431
Aker BP ASA	14,287	399,357
DNB Bank ASA	42,056	867,673
Equinor ASA	43,069	1,310,549
Gjensidige Forsikring ASA	9,042	142,923
Kongsberg Gruppen ASA	4,008	173,765
Mowi ASA	19,872	349,499
Norsk Hydro ASA	60,801	398,339
Orkla ASA	33,956	268,296
Salmar ASA	3,281	151,602
Telenor ASA	31,635	338,666
Yara International ASA	7,486	306,086
		4,804,186
Portugal — 0.2%
EDP - Energias de Portugal SA	132,413	618,750
Galp Energia SGPS SA	22,247	295,973
Jeronimo Martins SGPS SA	12,803	348,544
		1,263,267
Singapore — 1.2%
CapitaLand Ascendas REIT	152,079	321,370
CapitaLand Integrated Commercial Trust	240,479	368,924
Capitaland Investment, Ltd.	117,600	300,688
City Developments, Ltd.	22,600	125,598
DBS Group Holdings, Ltd.	81,900	2,110,091
Genting Singapore, Ltd.	273,400	193,266
Jardine Cycle & Carriage, Ltd.	4,500	116,007
Keppel Corp., Ltd.	65,800	365,185
Mapletree Logistics Trust	156,277	198,615
Mapletree Pan Asia Commercial Trust	106,600	132,273
Oversea-Chinese Banking Corp., Ltd.	153,100	1,531,288
Seatrium, Ltd.†	1,851,022	196,273
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Singapore Airlines, Ltd.	60,550	$ 342,878
Singapore Exchange, Ltd.	38,800	283,322
Singapore Technologies Engineering, Ltd.	70,600	198,036
Singapore Telecommunications, Ltd.	373,300	746,740
United Overseas Bank, Ltd.	57,200	1,294,770
UOL Group, Ltd.	21,000	111,021
Venture Corp., Ltd.	12,500	140,816
Wilmar International, Ltd.	86,800	251,963
		9,329,124
Spain — 2.4%
Acciona SA	1,116	167,307
ACS Actividades de Construccion y Servicios SA	9,904	346,162
Aena SME SA*	3,391	542,110
Amadeus IT Group SA	20,367	1,460,506
Banco Bilbao Vizcaya Argentaria SA	272,625	2,161,207
Banco Santander SA	743,893	3,012,774
CaixaBank SA	186,546	752,539
Cellnex Telecom SA*	25,552	1,043,427
Corp. ACCIONA Energias Renovables SA	2,977	93,679
EDP Renovaveis SA	11,736	224,138
Enagas SA	11,252	199,616
Endesa SA	14,360	307,645
Grifols SA†	13,486	197,952
Iberdrola SA	270,298	3,374,625
Industria de Diseno Textil SA	49,317	1,887,540
Naturgy Energy Group SA	5,699	173,820
Redeia Corp. SA	18,347	306,723
Repsol SA	60,012	917,167
Telefonica SA	234,991	1,001,711
		18,170,648
SupraNational — 0.1%
HKT Trust & HKT, Ltd.	171,000	201,502
Unibail-Rodamco-Westfield†	5,332	302,272
		503,774
Sweden — 2.9%
Alfa Laval AB	13,098	490,130
Assa Abloy AB, Class B	45,314	1,089,113
Atlas Copco AB, Class A	121,438	1,727,017
Atlas Copco AB, Class B	70,568	871,173
Beijer Ref AB	15,226	207,133
Boliden AB	12,366	364,293
Embracer Group AB†	29,651	85,223
Epiroc AB, Class A	29,794	594,669
Epiroc AB, Class B	17,631	299,478
EQT AB	16,078	383,988
Essity AB, Class B	27,539	682,562
Evolution AB*	8,285	1,021,615
Fastighets AB Balder, Class B†	29,476	137,602
Getinge AB, Class B	10,341	192,695
H & M Hennes & Mauritz AB, Class B	29,717	499,123
Hexagon AB, Class B	93,865	909,099
Holmen AB, Class B	4,241	163,373
Husqvarna AB, Class B	18,971	186,260
Industrivarden AB, Class A	5,886	167,079
Industrivarden AB, Class C	6,980	197,668
Indutrade AB	12,353	259,232
Investment AB Latour, Class B	6,694	134,816

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Investor AB, Class A	19,729	$ 400,525
Investor AB, Class B	78,252	1,597,913
Kinnevik AB, Class B†	10,972	149,731
L E Lundbergforetagen AB, Class B	3,436	151,392
Lifco AB, Class B	10,539	212,554
Nibe Industrier AB, Class B	68,516	616,660
Saab AB, Series B	3,620	190,794
Sagax AB, Class B	8,624	191,628
Sandvik AB	48,205	979,084
Securitas AB, Class B	22,235	189,178
Skandinaviska Enskilda Banken AB, Class A	73,057	885,243
Skanska AB, Class B	15,382	245,202
SKF AB, Class B	15,406	293,590
Svenska Cellulosa AB SCA, Class B	27,392	363,790
Svenska Handelsbanken AB, Class A	65,943	578,843
Swedbank AB, Class A	38,384	703,583
Swedish Orphan Biovitrum AB†	7,704	150,766
Tele2 AB, Class B	24,153	181,772
Telefonaktiebolaget LM Ericsson, Class B	131,959	663,029
Telia Co. AB	110,937	238,496
Volvo AB, Class A	9,054	205,225
Volvo AB, Class B	68,224	1,503,969
Volvo Car AB, Class B†	26,941	133,087
		21,489,395
Switzerland — 9.8%
ABB, Ltd.	71,062	2,840,687
Adecco Group AG	7,234	293,740
Alcon, Inc.	22,592	1,918,137
Bachem Holding AG	1,526	140,604
Baloise Holding AG	2,071	320,132
Banque Cantonale Vaudoise	1,362	152,748
Barry Callebaut AG	161	301,489
BKW AG	955	170,948
Chocoladefabriken Lindt & Spruengli AG	5	606,617
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	45	550,083
Cie Financiere Richemont SA	23,600	3,796,892
Clariant AG	9,755	159,181
Coca-Cola HBC AG	9,958	292,908
DSM-Firmenich AG	7,902	873,169
Dufry AG†	4,456	229,634
EMS-Chemie Holding AG	317	263,909
Geberit AG	1,541	871,887
Givaudan SA	417	1,405,382
Helvetia Holding AG	1,678	247,837
Holcim, Ltd.	25,062	1,741,594
Julius Baer Group, Ltd.	9,666	682,788
Kuehne & Nagel International AG	2,457	767,487
Logitech International SA	7,435	524,172
Lonza Group AG	3,367	1,950,586
Nestle SA	124,329	15,237,984
Novartis AG	92,669	9,677,617
Partners Group Holding AG	1,026	1,150,654
Roche Holding AG	31,763	9,856,164
Roche Holding AG (BR)	1,447	479,540
Schindler Holding AG	1,061	245,281
Schindler Holding AG (Participation Certificate)	1,841	445,868
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
SGS SA	6,777	$ 656,212
SIG Group AG	13,826	369,412
Sika AG	6,603	2,049,690
Sonova Holding AG	2,350	653,489
Straumann Holding AG	5,046	834,105
Swatch Group AG (TRQX)	2,379	142,677
Swatch Group AG (XEGT)	1,308	417,576
Swiss Life Holding AG	1,394	883,669
Swiss Prime Site AG	3,468	335,645
Swiss Re AG	13,636	1,421,378
Swisscom AG	1,171	752,512
Temenos AG	2,883	247,157
UBS Group AG	143,415	3,169,915
VAT Group AG*	1,221	518,195
Zurich Insurance Group AG	6,802	3,282,245
		73,929,596
United Kingdom — 13.5%
3i Group PLC	44,004	1,116,462
Abrdn PLC	90,507	269,357
Admiral Group PLC	9,597	262,214
Anglo American PLC	57,449	1,765,028
Antofagasta PLC	17,828	383,805
Ashtead Group PLC	19,827	1,466,139
Associated British Foods PLC	15,863	417,334
AstraZeneca PLC	70,069	10,058,788
Auto Trader Group PLC*	41,531	344,310
Aviva PLC	125,936	627,732
BAE Systems PLC	138,049	1,650,116
Barclays PLC	702,920	1,397,882
Barratt Developments PLC	44,496	260,794
Berkeley Group Holdings PLC	4,869	271,565
BP PLC	799,991	4,958,806
British American Tobacco PLC	96,033	3,223,444
British Land Co. PLC	39,818	172,719
BT Group PLC	314,320	492,127
Bunzl PLC	15,268	565,880
Burberry Group PLC	17,099	487,815
Centrica PLC	257,075	455,451
Coca-Cola Europacific Partners PLC	9,300	589,527
Compass Group PLC	78,889	2,052,178
Croda International PLC	6,313	477,195
Diageo PLC	101,937	4,444,636
Endeavour Mining PLC	8,393	202,498
GSK PLC	185,135	3,289,711
Haleon PLC	229,625	991,040
Halma PLC	17,164	492,533
Hargreaves Lansdown PLC	16,083	175,730
Hikma Pharmaceuticals PLC	7,483	200,613
HSBC Holdings PLC	903,250	7,491,815
Imperial Brands PLC	39,690	936,970
Informa PLC	62,922	612,253
InterContinental Hotels Group PLC	7,838	578,990
Intertek Group PLC	7,297	408,484
J Sainsbury PLC	74,563	265,445
JD Sports Fashion PLC	117,166	237,126
Johnson Matthey PLC	8,294	191,700
Kingfisher PLC	87,654	276,390
Land Securities Group PLC	31,849	264,614
Legal & General Group PLC	270,057	808,912
Lloyds Banking Group PLC	2,995,666	1,727,520
London Stock Exchange Group PLC	18,155	1,971,579
M&G PLC	101,376	260,982

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Mondi PLC	21,952	$ 384,690
National Grid PLC	166,256	2,200,855
NatWest Group PLC	259,257	812,828
Next PLC	5,520	499,287
Ocado Group PLC†	26,156	314,995
Pearson PLC	29,139	323,322
Persimmon PLC	14,440	214,781
Phoenix Group Holdings PLC	33,923	239,530
Prudential PLC	124,474	1,729,225
Reckitt Benckiser Group PLC	32,378	2,425,823
RELX PLC	86,030	2,892,652
Rentokil Initial PLC	113,932	928,463
Rio Tinto PLC	50,896	3,363,844
Rolls-Royce Holdings PLC†	378,303	897,437
Sage Group PLC	46,310	556,639
Schroders PLC	36,441	214,799
Segro PLC	54,676	535,385
Severn Trent PLC	11,373	372,770
Shell PLC	309,589	9,400,375
Smith & Nephew PLC	39,486	600,491
Smiths Group PLC	15,925	347,230
Spirax-Sarco Engineering PLC	3,335	476,147
SSE PLC	49,294	1,066,271
St. James's Place PLC	24,780	298,933
Standard Chartered PLC	108,819	1,043,765
Taylor Wimpey PLC	159,683	234,336
Tesco PLC	330,866	1,095,511
Unilever PLC	114,203	6,142,428
United Utilities Group PLC	30,829	395,248
Vodafone Group PLC	1,037,295	990,821
Whitbread PLC	9,137	410,291
Wise PLC, Class A†	27,796	277,243
		101,282,624
Total Common Stocks (cost $617,718,769)		723,825,853
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
United States — 0.4%
iShares MSCI EAFE ETF (cost $3,077,927)	43,200	3,216,672
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	40,286	49,639
Total Long-Term Investment Securities (cost $620,796,696)		727,092,164
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
4.48%, 12/28/2023(1) (cost $2,551,844)	$ 2,600,000	$ 2,543,356
REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $19,379,209 and collateralized by $21,807,000 of United States Treasury Notes, bearing interest at 1.50% due 01/31/2027 and having an approximate value of $19,766,001 (cost $19,378,348)	19,378,348	19,378,348
TOTAL INVESTMENTS (cost $642,726,888)(2)	99.5%	749,013,868
Other assets less liabilities	0.5	3,545,727
NET ASSETS	100.0%	$752,559,595
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $11,601,807 representing 1.5% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
227	Long	MSCI EAFE Index	September 2023	$24,569,291	$25,035,830	$466,539
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$723,825,853	$ —	$—	$723,825,853
Unaffiliated Investment Companies	3,216,672	—	—	3,216,672
Warrants	49,639	—	—	49,639
Short-Term Investments	—	2,543,356	—	2,543,356
Repurchase Agreements	—	19,378,348	—	19,378,348
Total Investments at Value	$727,092,164	$21,921,704	$—	$749,013,868
Other Financial Instruments:†
Futures Contracts	$ 466,539	$ —	$—	$ 466,539
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Software	15.6%
Healthcare-Products	10.2
Commercial Services	6.4
Semiconductors	6.3
Retail	4.5
Biotechnology	4.4
Oil & Gas	3.2
Food	3.2
Building Materials	3.1
Electronics	2.8
Transportation	2.7
Healthcare-Services	2.7
Insurance	2.7
Distribution/Wholesale	2.6
Pharmaceuticals	2.4
Computers	2.3
Diversified Financial Services	2.2
Engineering & Construction	2.1
REITS	1.9
Machinery-Construction & Mining	1.8
Environmental Control	1.7
Machinery-Diversified	1.5
Metal Fabricate/Hardware	1.4
Home Builders	1.3
Apparel	1.3
Leisure Time	1.1
Oil & Gas Services	1.1
Chemicals	0.9
Entertainment	0.9
Internet	0.9
Electrical Components & Equipment	0.8
Lodging	0.8
Energy-Alternate Sources	0.7
Telecommunications	0.7
Auto Parts & Equipment	0.5
Water	0.2
Gas	0.2
99.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Apparel — 1.3%
Crocs, Inc.†	15,471	$ 1,676,283
On Holding AG, Class A†	41,325	1,487,700
		3,163,983
Auto Parts & Equipment — 0.5%
Gentherm, Inc.†	21,892	1,308,485
Biotechnology — 4.4%
Abcam PLC ADR†	147,379	3,454,564
Apellis Pharmaceuticals, Inc.†	20,122	518,142
Cytokinetics, Inc.†	24,489	816,708
Halozyme Therapeutics, Inc.†	49,839	2,141,083
Intra-Cellular Therapies, Inc.†	27,541	1,703,135
Karuna Therapeutics, Inc.†	6,737	1,345,851
Xenon Pharmaceuticals, Inc.†	30,725	1,134,367
		11,113,850
Building Materials — 3.1%
AAON, Inc.	21,035	2,214,144
AZEK Co., Inc.†	77,542	2,419,310
Eagle Materials, Inc.	10,464	1,929,248
Simpson Manufacturing Co., Inc.	8,327	1,315,666
		7,878,368
Chemicals — 0.9%
Element Solutions, Inc.	108,338	2,270,764
Commercial Services — 6.4%
ASGN, Inc.†	20,985	1,601,575
Bright Horizons Family Solutions, Inc.†	20,820	2,020,165
Flywire Corp.†	78,006	2,663,125
Morningstar, Inc.	14,379	3,314,072
R1 RCM, Inc.†	156,590	2,705,875
Shift4 Payments, Inc., Class A†	25,967	1,791,463
Stride, Inc.†	49,693	1,898,770
		15,995,045
Computers — 2.3%
CyberArk Software, Ltd.†	12,390	2,056,864
Globant SA†	10,192	1,780,848
KBR, Inc.	30,112	1,851,587
		5,689,299
Distribution/Wholesale — 2.6%
SiteOne Landscape Supply, Inc.†	13,543	2,302,310
WESCO International, Inc.	23,684	4,158,200
		6,460,510
Diversified Financial Services — 2.2%
Avantax, Inc.†	46,689	1,208,312
LPL Financial Holdings, Inc.	7,156	1,641,300
TMX Group, Ltd.	114,860	2,552,154
		5,401,766
Electrical Components & Equipment — 0.8%
Littelfuse, Inc.	6,561	1,998,481
Electronics — 2.8%
Arrow Electronics, Inc.†	13,344	1,902,054
Flex, Ltd.†	116,536	3,188,425
nVent Electric PLC	38,153	2,017,530
		7,108,009
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 0.7%
Shoals Technologies Group, Inc., Class A†	71,686	$ 1,860,969
Engineering & Construction — 2.1%
AECOM	29,242	2,544,054
Construction Partners, Inc., Class A†	94,521	2,778,917
		5,322,971
Entertainment — 0.9%
International Game Technology PLC	66,290	2,242,591
Environmental Control — 1.7%
Clean Harbors, Inc.†	25,814	4,291,836
Food — 3.2%
Grocery Outlet Holding Corp.†	49,630	1,660,124
Performance Food Group Co.†	36,984	2,210,164
Post Holdings, Inc.†	23,938	2,041,911
Simply Good Foods Co.†	51,737	2,002,739
		7,914,938
Gas — 0.2%
New Jersey Resources Corp.	12,802	572,249
Healthcare-Products — 10.2%
10X Genomics, Inc., Class A†	43,620	2,747,188
Axonics, Inc.†	25,405	1,533,700
Glaukos Corp.†	35,079	2,705,994
Inspire Medical Systems, Inc.†	7,821	2,250,962
Insulet Corp.†	9,166	2,536,690
iRhythm Technologies, Inc.†	10,062	1,057,114
Lantheus Holdings, Inc.†	25,397	2,196,587
Natera, Inc.†	57,079	2,581,112
Penumbra, Inc.†	8,253	2,503,630
Repligen Corp.†	18,068	3,099,746
TransMedics Group, Inc.†	24,172	2,252,347
		25,465,070
Healthcare-Services — 2.7%
Acadia Healthcare Co., Inc.†	32,935	2,602,853
Surgery Partners, Inc.†	59,627	2,303,391
Tenet Healthcare Corp.†	23,308	1,741,807
		6,648,051
Home Builders — 1.3%
Cavco Industries, Inc.†	6,180	1,827,117
Installed Building Products, Inc.	10,232	1,514,541
		3,341,658
Insurance — 2.7%
BRP Group, Inc., Class A†	93,098	2,319,071
Kinsale Capital Group, Inc.	5,599	2,086,355
Selective Insurance Group, Inc.	21,705	2,239,739
		6,645,165
Internet — 0.9%
Wayfair, Inc., Class A†	28,299	2,203,643
Leisure Time — 1.1%
Planet Fitness, Inc., Class A†	27,351	1,847,287
Topgolf Callaway Brands Corp.†	49,688	992,269
		2,839,556
Lodging — 0.8%
Wyndham Hotels & Resorts, Inc.	25,031	1,950,416

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 1.8%
BWX Technologies, Inc.	35,936	$ 2,479,584
Terex Corp.	35,578	2,085,938
		4,565,522
Machinery-Diversified — 1.5%
Chart Industries, Inc.†	9,416	1,715,219
Nordson Corp.	8,536	2,147,743
		3,862,962
Metal Fabricate/Hardware — 1.4%
RBC Bearings, Inc.†	8,213	1,856,548
Valmont Industries, Inc.	6,141	1,625,830
		3,482,378
Oil & Gas — 3.2%
Chord Energy Corp.	12,249	1,921,133
Matador Resources Co.	36,547	2,033,110
Permian Resources Corp.	189,632	2,216,798
Range Resources Corp.	58,899	1,851,195
		8,022,236
Oil & Gas Services — 1.1%
ChampionX Corp.	78,883	2,808,235
Pharmaceuticals — 2.4%
Ascendis Pharma A/S ADR†	12,580	1,134,087
Pacira BioSciences, Inc.†	41,053	1,492,277
Prestige Consumer Healthcare, Inc.†	32,145	2,096,175
Revance Therapeutics, Inc.†	57,810	1,366,050
		6,088,589
REITS — 1.9%
EastGroup Properties, Inc.	16,564	2,934,809
Terreno Realty Corp.	29,211	1,733,381
		4,668,190
Retail — 4.5%
Academy Sports & Outdoors, Inc.	31,396	1,877,167
Freshpet, Inc.†	29,830	2,193,698
Shake Shack, Inc., Class A†	26,601	2,065,834
Texas Roadhouse, Inc.	17,097	1,907,170
Wingstop, Inc.	19,164	3,230,667
		11,274,536
Semiconductors — 6.3%
Allegro MicroSystems, Inc.†	36,116	1,863,947
Axcelis Technologies, Inc.†	5,226	1,047,708
Diodes, Inc.†	22,961	2,169,585
Impinj, Inc.†	14,037	935,145
Lattice Semiconductor Corp.†	37,604	3,419,708
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
MKS Instruments, Inc.	20,771	$ 2,267,570
Power Integrations, Inc.	24,180	2,348,845
Silicon Laboratories, Inc.†	11,064	1,650,085
		15,702,593
Software — 15.6%
Altair Engineering, Inc., Class A†	49,311	3,695,366
BlackLine, Inc.†	26,217	1,522,683
CCC Intelligent Solutions Holdings, Inc.†	193,050	2,127,411
Clearwater Analytics Holdings, Inc., Class A†	76,468	1,317,544
Confluent, Inc., Class A†	65,940	2,277,568
Descartes Systems Group, Inc.†	26,316	2,049,227
DigitalOcean Holdings, Inc.†	44,551	2,206,166
DoubleVerify Holdings, Inc.†	47,657	2,006,360
Gitlab, Inc., Class A†	37,118	1,842,166
Global-e Online, Ltd.†	30,670	1,381,684
Guidewire Software, Inc.†	31,038	2,632,643
Manhattan Associates, Inc.†	19,708	3,756,739
Oddity Tech, Ltd.†	3,800	202,502
PagerDuty, Inc.†	54,723	1,418,420
Paycor HCM, Inc.†	64,926	1,743,912
Procore Technologies, Inc.†	42,258	3,205,269
Sprout Social, Inc., Class A†	13,204	754,477
Verra Mobility Corp.†	110,578	2,321,032
Workiva, Inc.†	25,074	2,640,041
		39,101,210
Telecommunications — 0.7%
Iridium Communications, Inc.	34,002	1,786,805
Transportation — 2.7%
GXO Logistics, Inc.†	41,382	2,775,490
Saia, Inc.†	9,534	4,034,217
		6,809,707
Water — 0.2%
American States Water Co.	6,966	615,864
TOTAL INVESTMENTS (cost $216,282,646)(1)	99.1%	248,476,500
Other assets less liabilities	0.9	2,154,853
NET ASSETS	100.0%	$250,631,353
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$248,476,500	$—	$—	$248,476,500
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Internet	17.6%
Software	17.4
Semiconductors	12.8
Computers	7.6
Diversified Financial Services	7.6
Healthcare-Services	3.1
Healthcare-Products	2.8
Machinery-Diversified	2.8
Apparel	2.7
Biotechnology	2.7
Chemicals	2.6
Commercial Services	2.3
Private Equity	2.2
Pharmaceuticals	2.2
Aerospace/Defense	2.0
Banks	1.7
Retail	1.7
REITS	1.7
Short-Term Investments	1.4
Insurance	1.3
Mining	1.1
Entertainment	1.1
Cosmetics/Personal Care	1.1
Auto Manufacturers	0.6
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 2.0%
Howmet Aerospace, Inc.	174,385	$ 8,918,049
Apparel — 2.7%
LVMH Moet Hennessy Louis Vuitton SE	9,121	8,505,207
NIKE, Inc., Class B	32,026	3,535,350
		12,040,557
Auto Manufacturers — 0.6%
Rivian Automotive, Inc., Class A†	88,800	2,454,432
Banks — 1.7%
JPMorgan Chase & Co.	48,866	7,718,873
Biotechnology — 2.7%
Argenx SE ADR†	5,882	2,967,351
Illumina, Inc.†	45,564	8,755,123
		11,722,474
Chemicals — 2.6%
Linde PLC	20,288	7,925,913
Sherwin-Williams Co.	13,124	3,628,786
		11,554,699
Commercial Services — 2.3%
CoStar Group, Inc.†	121,475	10,200,256
Computers — 7.6%
Apple, Inc.	170,077	33,411,627
Cosmetics/Personal Care — 1.1%
Procter & Gamble Co.	30,919	4,832,640
Diversified Financial Services — 7.6%
Charles Schwab Corp.	110,857	7,327,648
Mastercard, Inc., Class A	66,030	26,034,308
		33,361,956
Entertainment — 1.1%
Caesars Entertainment, Inc.†	82,506	4,869,504
Healthcare-Products — 2.8%
Danaher Corp.	48,049	12,255,378
Healthcare-Services — 3.1%
UnitedHealth Group, Inc.	27,186	13,766,175
Insurance — 1.3%
Progressive Corp.	44,034	5,547,403
Internet — 17.6%
Alphabet, Inc., Class C†	102,239	13,609,034
Amazon.com, Inc.†	254,393	34,007,256
Booking Holdings, Inc.†	3,375	10,026,450
Meta Platforms, Inc., Class A†	63,177	20,128,192
		77,770,932
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 2.8%
Deere & Co.	28,322	$ 12,167,131
Mining — 1.1%
Freeport-McMoRan, Inc.	112,932	5,042,414
Pharmaceuticals — 2.2%
AbbVie, Inc.	63,611	9,514,933
Private Equity — 2.2%
Blackstone, Inc.	93,304	9,777,326
REITS — 1.7%
American Tower Corp.	38,705	7,365,949
Retail — 1.7%
TJX Cos., Inc.	87,497	7,571,115
Semiconductors — 12.8%
Advanced Micro Devices, Inc.†	97,032	11,100,461
Analog Devices, Inc.	18,388	3,668,958
ASML Holding NV	13,920	9,972,427
Marvell Technology, Inc.	65,409	4,260,088
NVIDIA Corp.	39,243	18,337,861
Texas Instruments, Inc.	49,941	8,989,380
		56,329,175
Software — 17.4%
Adobe, Inc.†	10,582	5,779,571
Atlassian Corp., Class A†	48,335	8,794,070
Microsoft Corp.	131,250	44,089,500
Workday, Inc., Class A†	75,169	17,824,825
		76,487,966
Total Long-Term Investment Securities (cost $263,505,427)		434,680,964
SHORT-TERM INVESTMENTS — 1.4%
Commercial Paper — 1.4%
Credit Agricole SA
5.26%, 08/01/2023 (cost $6,200,000)	$6,200,000	6,199,091
TOTAL INVESTMENTS (cost $269,705,427)(1)	100.1%	440,880,055
Other assets less liabilities	(0.1)	(271,432)
NET ASSETS	100.0%	$440,608,623
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$434,680,964	$ —	$—	$434,680,964
Short-Term Investments	—	6,199,091	—	6,199,091
Total Investments at Value	$434,680,964	$6,199,091	$—	$440,880,055
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	11.3%
Banks	9.2
Internet	5.6
Semiconductors	5.4
Software	5.0
Pharmaceuticals	4.8
Electric	3.5
Diversified Financial Services	3.1
Retail	3.0
Oil & Gas	3.0
Auto Loan Receivables	2.7
Insurance	2.6
Computers	2.5
Collateralized Mortgage Obligations	2.0
Short-Term Investments	2.0
Healthcare-Services	2.0
Telecommunications	1.7
REITS	1.7
Aerospace/Defense	1.6
Commercial Services	1.5
Biotechnology	1.4
Beverages	1.4
Chemicals	1.4
Media	1.4
Machinery-Diversified	1.2
Auto Manufacturers	1.1
Unaffiliated Investment Companies	1.0
Transportation	1.0
Food	1.0
Healthcare-Products	1.0
Pipelines	0.9
Mining	0.8
Engineering & Construction	0.8
Apparel	0.7
Miscellaneous Manufacturing	0.7
Electronics	0.7
Building Materials	0.7
Agriculture	0.5
Electrical Components & Equipment	0.5
Cosmetics/Personal Care	0.5
Lodging	0.5
Oil & Gas Services	0.4
Distribution/Wholesale	0.4
Foreign Government Obligations	0.4
Entertainment	0.3
Packaging & Containers	0.3
Home Furnishings	0.2
Private Equity	0.2
Other Asset Backed Securities	0.2
Real Estate	0.2
Advertising	0.1
Municipal Securities	0.1
Gas	0.1
Household Products/Wares	0.1
Auto Parts & Equipment	0.1
Machinery-Construction & Mining	0.1
Housewares	0.1
Environmental Control	0.1
Iron/Steel	0.1
Energy-Alternate Sources	0.1
Airlines	0.1
Investment Companies	0.1

Metal Fabricate/Hardware	0.1%
Home Equity	0.1
97.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.8%
Advertising — 0.1%
Dentsu Group, Inc.	500	$ 16,701
Hakuhodo DY Holdings, Inc.	700	8,035
Publicis Groupe SA	534	43,107
Trade Desk, Inc., Class A†	4,921	449,091
WPP PLC	2,429	26,547
		543,481
Aerospace/Defense — 0.9%
Airbus SE	1,393	205,204
BAE Systems PLC	6,903	82,512
Dassault Aviation SA	53	10,297
Elbit Systems, Ltd.	56	11,896
General Dynamics Corp.	1,162	259,800
Kawasaki Heavy Industries, Ltd.	400	10,184
Leonardo SpA	915	12,389
MTU Aero Engines AG	121	28,244
Northrop Grumman Corp.	2,633	1,171,685
Rolls-Royce Holdings PLC†	18,909	44,857
RTX Corp.	3,679	323,495
Saab AB, Series B	183	9,645
Safran SA	11,166	1,853,339
Singapore Technologies Engineering, Ltd.	3,900	10,940
Thales SA	237	35,426
		4,069,913
Agriculture — 0.1%
British American Tobacco PLC	5,051	169,542
Imperial Brands PLC	2,168	51,181
Japan Tobacco, Inc.	2,500	55,407
Olam Group, Ltd.	2,400	2,364
Philip Morris International, Inc.	2,792	278,418
Wilmar International, Ltd.	7,100	20,610
		577,522
Airlines — 0.0%
ANA Holdings, Inc.†	400	9,577
Deutsche Lufthansa AG†	1,350	13,623
easyJet PLC†	1,231	7,145
Japan Airlines Co., Ltd.	300	6,487
Qantas Airways, Ltd.†	1,927	8,452
Singapore Airlines, Ltd.	3,000	16,988
		62,272
Apparel — 0.7%
adidas AG	404	81,733
Asics Corp.	400	12,591
Burberry Group PLC	900	25,676
Columbia Sportswear Co.	1,525	119,880
Hermes International	79	175,154
Kering SA	162	93,263
LPP SA	3	10,336
LVMH Moet Hennessy Louis Vuitton SE	2,641	2,462,696
Puma SE	228	15,402
Ralph Lauren Corp.	2,064	271,065
		3,267,796
Auto Manufacturers — 0.9%
Bayerische Motoren Werke AG	722	88,005
Bayerische Motoren Werke AG (Preference Shares)	138	15,507
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Daimler Truck Holding AG	1,172	$ 44,006
Ferrari NV	290	92,914
Honda Motor Co., Ltd.	3,900	123,718
Isuzu Motors, Ltd.	1,400	18,127
Mazda Motor Corp.	1,400	13,831
Mercedes-Benz Group AG	1,764	140,887
Mitsubishi Motors Corp.	1,500	6,027
Nissan Motor Co., Ltd.	5,400	23,647
Porsche Automobil Holding SE (Preference Shares)	347	20,519
Stellantis NV	4,889	100,220
Subaru Corp.	1,400	26,437
Suzuki Motor Corp.	1,100	44,049
Tesla, Inc.†	7,354	1,966,680
Toyota Motor Corp.	28,300	474,634
Volkswagen AG (Preference Shares)	415	55,011
Volvo AB, Class A	498	11,288
Volvo AB, Class B	39,368	867,851
Volvo Car AB, Class B†	1,162	5,740
		4,139,098
Auto Parts & Equipment — 0.1%
Aisin Corp.	400	12,976
Bridgestone Corp.	1,400	57,992
Cie Generale des Etablissements Michelin SCA	1,614	52,830
Continental AG	244	19,482
Denso Corp.	1,100	76,400
Koito Manufacturing Co., Ltd.	600	11,010
NGK Insulators, Ltd.	700	8,571
Niterra Co., Ltd.	400	8,441
Pirelli & C SpA*	879	4,687
Stanley Electric Co., Ltd.	400	7,376
Sumitomo Electric Industries, Ltd.	1,800	23,027
Toyota Industries Corp.	500	36,060
		318,852
Banks — 4.5%
ANZ Group Holdings, Ltd.	6,788	117,407
Banca Mediolanum SpA	474	4,607
Banco Bilbao Vizcaya Argentaria SA	13,628	108,035
Banco BPM SpA	3,366	16,832
Banco Santander SA	37,953	153,710
Bank Central Asia Tbk PT	729,100	441,183
Bank Hapoalim BM	2,780	24,710
Bank Leumi Le-Israel BM	3,489	27,871
Bank of America Corp.	77,788	2,489,216
Bank of Kyoto, Ltd.	200	11,782
Bank Polska Kasa Opieki SA	380	11,223
Barclays PLC	33,266	66,155
BAWAG Group AG*	184	8,962
Bendigo & Adelaide Bank, Ltd.	1,284	8,064
BNP Paribas SA	2,567	169,401
CaixaBank SA	9,154	36,928
Chiba Bank, Ltd.	1,600	11,232
Citigroup, Inc.	3,738	178,153
Citizens Financial Group, Inc.	6,637	214,110
Commerzbank AG	2,377	28,422
Commonwealth Bank of Australia	3,810	270,531
Concordia Financial Group, Ltd.	2,700	12,327
Credit Agricole SA	3,077	38,182
Danske Bank A/S	1,540	36,549
DBS Group Holdings, Ltd.	67,200	1,731,357

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Deutsche Bank AG	4,671	$ 51,769
DNB Bank ASA	2,033	41,944
Erste Group Bank AG	807	30,505
FinecoBank Banca Fineco SpA	1,380	21,417
First Citizens BancShares, Inc., Class A	174	249,046
Fukuoka Financial Group, Inc.	400	9,616
Hang Seng Bank, Ltd.	1,600	24,352
HDFC Bank, Ltd. ADR	21,166	1,445,214
HSBC Holdings PLC	45,883	380,567
ING Bank Slaski SA†	76	3,791
ING Groep NV	8,179	119,425
Intesa Sanpaolo SpA	37,225	107,602
Israel Discount Bank, Ltd., Class A	2,796	14,822
Japan Post Bank Co., Ltd.	3,100	25,778
KBC Group NV	9,072	682,267
Lloyds Banking Group PLC	740,779	427,187
M&T Bank Corp.	4,759	665,594
Macquarie Group, Ltd.	820	96,394
Mediobanca Banca di Credito Finanziario SpA	1,440	19,189
Mitsubishi UFJ Financial Group, Inc.	68,000	547,766
Mizrahi Tefahot Bank, Ltd.	332	11,992
Mizuho Financial Group, Inc.	5,740	96,995
Morgan Stanley	19,209	1,758,776
National Australia Bank, Ltd.	7,093	135,403
NatWest Group PLC	11,433	35,845
Nordea Bank Abp	7,259	82,117
Northern Trust Corp.	2,621	209,995
Oversea-Chinese Banking Corp., Ltd.	9,100	91,017
PNC Financial Services Group, Inc.	1,985	271,727
Powszechna Kasa Oszczednosci Bank Polski SA	1,915	19,439
Raiffeisen Bank International AG†	293	4,742
Regions Financial Corp.	14,625	297,911
Resona Holdings, Inc.	5,300	28,850
Santander Bank Polska SA†	76	7,540
Shinsei Bank, Ltd.	100	2,010
Skandinaviska Enskilda Banken AB, Class A	3,846	46,603
Skandinaviska Enskilda Banken AB, Class C	34	433
Societe Generale SA	1,699	46,169
Standard Chartered PLC	5,495	52,707
State Street Corp.	1,819	131,768
Sumitomo Mitsui Financial Group, Inc.	3,100	145,864
Sumitomo Mitsui Trust Holdings, Inc.	800	31,080
Svenska Handelsbanken AB, Class A	3,471	30,468
Svenska Handelsbanken AB, Class B	83	905
Swedbank AB, Class A	2,073	37,998
Toronto-Dominion Bank	28,580	1,884,743
Truist Financial Corp.	5,093	169,189
UBS Group AG	8,368	184,959
UniCredit SpA	12,273	310,366
United Overseas Bank, Ltd.	3,500	79,225
US Bancorp	8,442	334,979
Wells Fargo & Co.	42,536	1,963,462
Westpac Banking Corp.	7,930	118,996
		19,805,467
Beverages — 1.2%
Anheuser-Busch InBev SA NV	2,238	128,078
Asahi Group Holdings, Ltd.	1,200	47,194
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Budweiser Brewing Co. APAC, Ltd.*	3,800	$ 9,209
Carlsberg A/S, Class B	213	31,947
Coca-Cola Co.	55,058	3,409,742
Coca-Cola Europacific Partners PLC	456	28,906
Coca-Cola HBC AG	453	13,325
Constellation Brands, Inc., Class A	888	242,246
Davide Campari-Milano NV	1,226	16,486
Diageo PLC	14,281	622,677
Endeavour Group, Ltd.	3,023	12,346
Heineken Holding NV	248	20,328
Heineken NV	534	52,337
JDE Peet's NV	296	8,930
Keurig Dr Pepper, Inc.	8,550	290,785
Kirin Holdings Co., Ltd.	1,900	28,080
Pernod Ricard SA	461	101,678
Suntory Beverage & Food, Ltd.	300	10,672
Treasury Wine Estates, Ltd.	1,631	12,325
		5,087,291
Biotechnology — 1.2%
Alnylam Pharmaceuticals, Inc.†	1,275	249,135
Argenx SE†	66	33,163
Argenx SE†	60	30,148
Biogen, Inc.†	1,710	462,025
CSL, Ltd.	1,115	201,107
Genmab A/S†	161	66,206
Regeneron Pharmaceuticals, Inc.†	4,162	3,087,830
Royalty Pharma PLC, Class A	6,282	197,129
Vertex Pharmaceuticals, Inc.†	2,345	826,237
		5,152,980
Building Materials — 0.6%
AGC, Inc.	500	18,051
Buzzi Unicem SpA	207	5,881
Cie de Saint-Gobain	1,166	78,818
CRH PLC	1,682	100,198
Daikin Industries, Ltd.	2,000	403,332
Fortune Brands Innovations, Inc.	3,570	253,720
Geberit AG	81	45,829
Heidelberg Materials AG	327	26,498
Holcim, Ltd.	1,281	89,019
Investment AB Latour, Class B	307	6,183
James Hardie Industries PLC CDI†	1,000	29,206
Kingspan Group PLC	349	28,012
LIXIL Corp.	700	8,943
Martin Marietta Materials, Inc.	1,008	450,032
Mohawk Industries, Inc.†	2,276	242,030
Nibe Industrier AB, Class B	3,465	31,186
Rinnai Corp.	200	4,352
Sika AG	348	108,025
TOTO, Ltd.	400	12,290
Vulcan Materials Co.	2,107	464,593
		2,406,198
Chemicals — 1.2%
Air Liquide SA	3,470	623,262
Akzo Nobel NV	387	33,087
Asahi Kasei Corp.	3,100	21,102
Axalta Coating Systems, Ltd.†	5,837	186,784
BASF SE	2,076	111,321
Brenntag SE	349	27,045
Chr. Hansen Holding A/S	227	17,149
Covestro AG*†	437	23,462

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Croda International PLC	320	$ 24,189
Dow, Inc.	12,894	728,124
Eastman Chemical Co.	4,487	383,997
EMS-Chemie Holding AG	19	15,818
Evonik Industries AG	464	9,596
Givaudan SA	18	60,664
ICL Group, Ltd.	1,631	10,824
Incitec Pivot, Ltd.	4,389	8,903
Johnson Matthey PLC	449	10,378
Kansai Paint Co., Ltd.	600	9,822
Linde PLC	1,341	517,230
Mitsubishi Chemical Group Corp.	3,300	19,705
Mitsubishi Gas Chemical Co., Inc.	500	7,481
Mitsui Chemicals, Inc.	400	11,472
Nippon Paint Holdings Co., Ltd.	2,400	21,965
Nippon Sanso Holdings Corp.	500	12,062
Nissan Chemical Corp.	300	13,456
Nitto Denko Corp.	300	21,298
Novozymes A/S, Class B	460	23,077
PPG Industries, Inc.	5,424	780,514
Shin-Etsu Chemical Co., Ltd.	42,300	1,391,218
Solvay SA, Class A	166	19,913
Sumitomo Chemical Co., Ltd.	3,700	11,394
Symrise AG	300	32,780
Toray Industries, Inc.	3,600	20,122
Tosoh Corp.	800	10,440
Umicore SA	455	13,467
Yara International ASA	368	15,047
		5,248,168
Commercial Services — 1.3%
Adyen NV*†	70	130,055
Amadeus IT Group SA	1,016	72,857
Ashtead Group PLC	1,016	75,130
Atlas Arteria, Ltd.	2,754	11,617
Brambles, Ltd.	3,140	29,676
Bureau Veritas SA	654	17,962
Dai Nippon Printing Co., Ltd.	600	17,034
Edenred	564	36,637
Equifax, Inc.	328	66,938
Experian PLC	2,190	84,569
FleetCor Technologies, Inc.†	1,000	248,910
GMO Payment Gateway, Inc.	100	7,616
IDP Education, Ltd.	445	7,437
Intertek Group PLC	364	20,377
Nexi SpA*†	1,927	16,683
Persol Holdings Co., Ltd.	400	7,895
Quanta Services, Inc.	2,720	548,406
Randstad NV	283	16,579
Recruit Holdings Co., Ltd.	3,800	131,764
RELX PLC	4,480	150,634
RELX PLC (XAMS)	18,574	623,487
Rentokil Initial PLC	5,661	46,133
S&P Global, Inc.	7,560	2,982,496
Secom Co., Ltd.	500	33,504
Securitas AB, Class B	1,137	9,674
SGS SA	350	33,890
Toppan, Inc.	800	18,793
Transurban Group	6,961	67,050
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Wise PLC, Class A†	1,066	$ 10,632
Worldline SA*†	567	22,462
		5,546,897
Computers — 2.4%
Accenture PLC, Class A	1,899	600,749
Apple, Inc.	44,684	8,778,172
AutoStore Holdings, Ltd.*†	2,153	5,372
Capgemini SE	2,244	406,731
Computershare, Ltd.	1,284	21,631
Crowdstrike Holdings, Inc., Class A†	1,306	211,128
Fujitsu, Ltd.	400	51,692
International Business Machines Corp.	1,227	176,909
Itochu Techno-Solutions Corp.	200	5,064
Leidos Holdings, Inc.	1,270	118,783
NEC Corp.	600	30,294
Nomura Research Institute, Ltd.	1,000	28,334
NTT Data Corp.	1,400	19,440
OBIC Co., Ltd.	200	32,714
Otsuka Corp.	200	8,318
SCSK Corp.	300	4,982
Seagate Technology Holdings PLC	2,313	146,876
Teleperformance	134	19,411
		10,666,600
Cosmetics/Personal Care — 0.4%
Beiersdorf AG	223	28,883
Essity AB, Class A	61	1,513
Essity AB, Class B	1,363	33,782
Estee Lauder Cos., Inc., Class A	938	168,840
Haleon PLC	11,478	49,538
Kao Corp.	1,000	37,971
Kenvue, Inc.†	5,305	125,622
Kose Corp.	100	9,785
Lion Corp.	700	6,689
L'Oreal SA	570	265,226
Procter & Gamble Co.	2,509	392,157
Shiseido Co., Ltd.	900	39,412
Unicharm Corp.	1,000	37,023
Unilever PLC	5,955	320,291
		1,516,732
Distribution/Wholesale — 0.4%
Azelis Group NV	151	3,902
Bunzl PLC	763	28,279
Copart, Inc.†	5,625	497,194
D'ieteren Group	53	9,248
Ferguson PLC	2,779	445,982
ITOCHU Corp.	3,300	133,378
Marubeni Corp.	3,900	68,904
Mitsubishi Corp.	3,300	168,520
Mitsui & Co., Ltd.	3,500	136,319
Seven Group Holdings, Ltd.	338	5,953
Sojitz Corp.	460	10,913
Sumitomo Corp.	2,900	62,111
Toyota Tsusho Corp.	500	29,153
		1,599,856
Diversified Financial Services — 2.8%
Abrdn PLC	4,451	13,246
Acom Co., Ltd.	1,100	2,701
Air Lease Corp.	3,401	143,998
American Express Co.	6,682	1,128,456

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Ameriprise Financial, Inc.	2,038	$ 710,141
Amundi SA*	139	8,528
ASX, Ltd.	426	17,772
Capital One Financial Corp.	7,245	847,810
Charles Schwab Corp.	15,951	1,054,361
CME Group, Inc.	11,484	2,284,857
Daiwa Securities Group, Inc.	3,400	18,405
Deutsche Boerse AG	2,353	450,936
Hargreaves Lansdown PLC	793	8,665
Hong Kong Exchanges & Clearing, Ltd.	2,700	112,793
Japan Exchange Group, Inc.	23,100	401,954
Julius Baer Group, Ltd.	483	34,118
London Stock Exchange Group PLC	857	93,068
Mastercard, Inc., Class A	11,587	4,568,522
Mitsubishi HC Capital, Inc.	1,800	11,892
Nomura Holdings, Inc.	6,800	28,034
Nordnet AB	368	5,461
ORIX Corp.	2,600	49,911
SBI Holdings, Inc.	600	12,650
Schroders PLC	2,186	12,885
Singapore Exchange, Ltd.	1,800	13,144
St. James's Place PLC	1,239	14,947
T. Rowe Price Group, Inc.	1,306	160,977
Tokyo Century Corp.	100	3,910
		12,214,142
Electric — 2.2%
A2A SpA	3,442	6,568
Chubu Electric Power Co., Inc.	1,800	22,553
CLP Holdings, Ltd.	3,500	28,475
Contact Energy, Ltd.	1,773	9,151
Dominion Energy, Inc.	4,399	235,566
E.ON SE	5,074	64,185
Edison International	2,717	195,515
EDP - Energias de Portugal SA	6,996	32,691
EDP Renovaveis SA	662	12,643
Elia Group SA	80	9,843
Endesa SA	718	15,382
Enel SpA	17,461	120,412
Engie SA	20,353	333,703
Entergy Corp.	1,011	103,830
EVN AG	92	2,180
Fortum Oyj	994	13,454
Hera SpA	1,736	5,390
HK Electric Investments & HK Electric Investments, Ltd.	5,500	3,420
Iberdrola SA	59,761	746,107
Kansai Electric Power Co., Inc.	1,800	23,660
Mercury NZ, Ltd.	1,472	6,025
Meridian Energy, Ltd.	2,790	9,782
National Grid PLC	8,759	115,949
NextEra Energy, Inc.	35,641	2,612,485
Origin Energy, Ltd.	3,894	22,154
Orsted A/S*	421	36,724
PG&E Corp.†	65,024	1,145,073
Power Assets Holdings, Ltd.	3,000	15,695
Public Service Enterprise Group, Inc.	11,958	754,789
Redeia Corp. SA	979	16,367
RWE AG	45,932	1,976,153
SSE PLC	24,715	534,607
Terna - Rete Elettrica Nazionale SpA	3,179	26,872
Security Description	Shares or Principal Amount	Value

Electric (continued)
Tokyo Electric Power Co. Holdings, Inc.†	1,800	$ 7,149
Verbund AG	72	5,965
Xcel Energy, Inc.	4,030	252,802
		9,523,319
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	2,402	380,957
Brother Industries, Ltd.	600	9,335
Energizer Holdings, Inc.	4,538	162,007
Legrand SA	8,761	877,734
Prysmian SpA	605	24,114
Schneider Electric SE	2,744	488,879
		1,943,026
Electronics — 0.7%
ABB, Ltd.	3,862	154,383
Assa Abloy AB, Class B	2,242	53,886
Garmin, Ltd.	1,818	192,508
Halma PLC	834	23,932
Hirose Electric Co., Ltd.	100	12,645
Honeywell International, Inc.	1,138	220,920
Hoya Corp.	8,300	964,390
Hubbell, Inc.	1,063	331,656
Ibiden Co., Ltd.	300	18,190
Jabil, Inc.	2,584	285,971
Keysight Technologies, Inc.†	983	158,342
Kyocera Corp.	700	37,611
Mettler-Toledo International, Inc.†	94	118,202
Minebea Mitsumi, Inc.	900	16,625
Murata Manufacturing Co., Ltd.	1,400	81,925
NIDEC Corp.	1,200	71,301
Sartorius AG (Preference Shares)	62	25,584
Shimadzu Corp.	500	15,151
TD SYNNEX Corp.	2,047	202,059
TDK Corp.	800	30,574
Venture Corp., Ltd.	500	5,633
Yokogawa Electric Corp.	500	9,372
		3,030,860
Energy-Alternate Sources — 0.1%
Corp. ACCIONA Energias Renovables SA	123	3,871
SolarEdge Technologies, Inc.†	943	227,697
Vestas Wind Systems A/S†	2,283	61,186
		292,754
Engineering & Construction — 0.7%
Acciona SA	54	8,095
Ackermans & van Haaren NV	50	8,708
ACS Actividades de Construccion y Servicios SA	497	17,372
AECOM	2,178	189,485
Aena SME SA*	167	26,698
Aeroports de Paris	61	8,424
Auckland International Airport, Ltd.†	2,730	14,243
Bouygues SA	463	16,580
Cellnex Telecom SA*	1,341	54,760
CK Infrastructure Holdings, Ltd.	1,500	7,934
Eiffage SA	178	18,518
Ferrovial SE	1,096	36,320
Infrastrutture Wireless Italiane SpA*	803	10,078
Japan Airport Terminal Co., Ltd.	200	9,312

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction (continued)
Kajima Corp.	1,100	$ 17,366
Keppel Corp., Ltd.	3,200	17,760
Lendlease Corp., Ltd.	1,557	9,026
Obayashi Corp.	1,700	15,708
Shimizu Corp.	1,600	11,017
Skanska AB, Class B	904	14,411
Strabag SE	27	1,134
Taisei Corp.	400	15,144
Vinci SA	19,721	2,315,337
Worley, Ltd.	842	9,818
		2,853,248
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,458	38,517
Entain PLC	1,330	23,657
Evolution AB*	434	53,516
Flutter Entertainment PLC†	347	69,018
Genting Singapore, Ltd.	12,800	9,048
Lottery Corp., Ltd.	4,985	17,311
Oriental Land Co., Ltd.	2,600	99,603
Toho Co., Ltd.	300	11,683
Universal Music Group NV	1,728	44,326
		366,679
Environmental Control — 0.0%
Kurita Water Industries, Ltd.	200	8,026
TOMRA Systems ASA	529	8,147
		16,173
Food — 0.8%
Aeon Co., Ltd.	1,900	41,108
Ajinomoto Co., Inc.	1,200	46,704
Albertsons Cos., Inc., Class A	9,018	195,961
Associated British Foods PLC	782	20,573
Axfood AB	246	6,268
Barry Callebaut AG	10	18,726
Carrefour SA	1,325	26,500
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	3	36,672
CK Hutchison Holdings, Ltd.	6,000	37,005
Coles Group, Ltd.	3,025	36,960
Danone SA	1,440	87,920
DFI Retail Group Holdings, Ltd.	700	1,883
Dino Polska SA*†	105	11,699
Etablissements Franz Colruyt NV	124	4,713
J Sainsbury PLC	3,999	14,237
Jeronimo Martins SGPS SA	626	17,042
Kerry Group PLC, Class A	353	35,071
Kesko Oyj, Class A	216	4,327
Kesko Oyj, Class B	607	12,143
Kikkoman Corp.	500	28,763
Kobe Bussan Co., Ltd.	300	7,988
Koninklijke Ahold Delhaize NV	2,214	76,400
Kraft Heinz Co.	7,440	269,179
MEIJI Holdings Co., Ltd.	700	16,178
Mowi ASA	1,028	18,080
Nestle SA	13,274	1,626,885
Nisshin Seifun Group, Inc.	600	7,440
Nissin Foods Holdings Co., Ltd.	200	16,870
Ocado Group PLC†	1,597	19,233
Orkla ASA	1,669	13,187
Post Holdings, Inc.†	3,055	260,592
Security Description	Shares or Principal Amount	Value

Food (continued)
Salmar ASA	148	$ 6,839
Seven & i Holdings Co., Ltd.	10,900	451,507
Tate & Lyle PLC	907	8,689
Tesco PLC	16,447	54,457
Toyo Suisan Kaisha, Ltd.	200	8,279
WH Group, Ltd.*	17,184	9,298
Woolworths Group, Ltd.	2,754	71,442
Yakult Honsha Co., Ltd.	400	22,209
		3,649,027
Food Service — 0.0%
Compass Group PLC	4,031	104,861
Sodexo SA	190	19,499
		124,360
Forest Products & Paper — 0.0%
Holmen AB, Class B	209	8,051
Mondi PLC	1,097	19,224
Oji Holdings Corp.	2,300	9,070
Smurfit Kappa Group PLC	587	23,228
UPM-Kymmene Oyj	1,186	39,251
		98,824
Gas — 0.0%
Centrica PLC	13,350	23,652
Hong Kong & China Gas Co., Ltd.	24,530	20,979
Naturgy Energy Group SA	410	12,505
Osaka Gas Co., Ltd.	1,000	15,731
Snam SpA	4,632	24,354
Tokyo Gas Co., Ltd.	900	20,402
		117,623
Hand/Machine Tools — 0.0%
Disco Corp.	200	37,451
Fuji Electric Co., Ltd.	400	18,045
Makita Corp.	600	16,815
Schindler Holding AG	46	10,635
Schindler Holding AG (Participation Certificate)	110	26,641
Techtronic Industries Co., Ltd.	4,000	45,160
		154,747
Healthcare-Products — 0.9%
Alcon, Inc.	1,129	95,856
Asahi Intecc Co., Ltd.	500	10,256
Boston Scientific Corp.†	5,764	298,863
Carl Zeiss Meditec AG	82	9,498
Cochlear, Ltd.	148	23,777
Coloplast A/S, Class B	268	33,311
ConvaTec Group PLC*	3,587	9,603
Cooper Cos., Inc.	840	328,658
Danaher Corp.	2,156	549,909
Demant A/S†	209	8,336
DiaSorin SpA	59	6,620
EssilorLuxottica SA	687	138,185
Exact Sciences Corp.†	3,928	383,137
Fisher & Paykel Healthcare Corp., Ltd.	1,309	19,976
FUJIFILM Holdings Corp.	900	52,172
Getinge AB, Class B	486	9,056
Insulet Corp.†	793	219,463
Intuitive Surgical, Inc.†	1,445	468,758
Koninklijke Philips NV†	2,009	41,766
Lifco AB, Class B	479	9,661

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Medtronic PLC	1,942	$ 170,430
Natera, Inc.†	2,530	114,407
Olympus Corp.	2,800	45,592
QIAGEN NV†	521	24,432
Sartorius Stedim Biotech	54	16,892
Siemens Healthineers AG*	638	37,052
Smith & Nephew PLC	2,000	30,415
Sonova Holding AG	117	32,536
Straumann Holding AG	263	43,474
Sysmex Corp.	400	27,062
Terumo Corp.	1,700	55,577
Thermo Fisher Scientific, Inc.	559	306,701
Zimmer Biomet Holdings, Inc.	1,353	186,917
		3,808,348
Healthcare-Services — 1.4%
BioMerieux	107	11,478
Eurofins Scientific SE	292	20,091
Fortrea Holdings, Inc.†	1,134	36,243
Fresenius SE & Co. KGaA	930	29,173
HCA Healthcare, Inc.	1,181	322,189
Laboratory Corp. of America Holdings	1,134	242,597
Lonza Group AG	168	97,326
Medibank Private, Ltd.	6,149	14,497
NMC Health PLC†(1)	210	0
Quest Diagnostics, Inc.	296	40,022
Ramsay Health Care, Ltd.	419	16,580
Sonic Healthcare, Ltd.	1,057	24,956
UnitedHealth Group, Inc.	10,118	5,123,452
Wuxi Biologics Cayman, Inc.*†	8,000	45,237
		6,023,841
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	600	29,628
Swire Pacific, Ltd., Class A	1,000	8,328
		37,956
Home Builders — 0.0%
Barratt Developments PLC	2,269	13,299
Berkeley Group Holdings PLC	253	14,111
Daiwa House Industry Co., Ltd.	1,500	40,720
Haseko Corp.	500	6,504
Iida Group Holdings Co., Ltd.	400	7,013
Open House Group Co., Ltd.	200	7,597
Persimmon PLC	722	10,739
Sekisui Chemical Co., Ltd.	1,000	15,176
Sekisui House, Ltd.	1,500	30,566
Taylor Wimpey PLC	8,103	11,891
		157,616
Home Furnishings — 0.2%
Electrolux AB, Class B	496	6,125
Hoshizaki Corp.	300	11,488
Howden Joinery Group PLC	1,290	12,201
Panasonic Holdings Corp.	5,200	64,331
Sharp Corp.†	400	2,376
Sony Group Corp.	8,400	786,181
		882,702
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	224	15,649
Security Description	Shares or Principal Amount	Value

Household Products/Wares (continued)
Henkel AG & Co. KGaA (Preference Shares)	402	$ 31,020
Reckitt Benckiser Group PLC	1,665	124,745
		171,414
Housewares — 0.0%
Newell Brands, Inc.	15,681	175,000
Insurance — 2.5%
Admiral Group PLC	623	17,022
Aegon NV	3,193	17,357
Ageas SA/NV	403	17,073
AIA Group, Ltd.	134,800	1,337,819
Allianz SE	3,820	913,100
Assicurazioni Generali SpA	2,725	58,065
Aviva PLC	6,347	31,637
AXA SA	4,406	135,498
Baloise Holding AG	102	15,767
Berkshire Hathaway, Inc., Class B†	3,142	1,105,858
Chubb, Ltd.	1,099	224,647
CNA Financial Corp.	3,086	120,848
Dai-ichi Life Holdings, Inc.	2,200	44,931
Fairfax Financial Holdings, Ltd.	271	216,274
Gjensidige Forsikring ASA	429	6,781
Great Eastern Holdings, Ltd.	200	2,790
Hannover Rueck SE	137	29,245
Hartford Financial Services Group, Inc.	1,686	121,190
Hiscox, Ltd.	799	11,064
Insurance Australia Group, Ltd.	5,536	22,051
Japan Post Holdings Co., Ltd.	5,200	37,977
Japan Post Insurance Co., Ltd.	500	8,078
Legal & General Group PLC	13,499	40,434
Loews Corp.	9,785	613,030
M&G PLC	5,475	14,095
MGIC Investment Corp.	10,471	175,284
MS&AD Insurance Group Holdings, Inc.	1,000	37,198
Muenchener Rueckversicherungs-Gesellschaft AG	2,293	863,747
NN Group NV	667	25,580
Phoenix Group Holdings PLC	1,922	13,571
Powszechny Zaklad Ubezpieczen SA	1,234	12,486
Progressive Corp.	19,408	2,445,020
Prudential PLC	6,213	86,313
QBE Insurance Group, Ltd.	3,372	35,719
Sampo Oyj, Class A	1,076	47,429
Sompo Holdings, Inc.	800	35,376
Storebrand ASA	1,067	9,332
Suncorp Group, Ltd.	2,862	27,356
Swiss Life Holding AG	70	44,374
Swiss Re AG	652	67,963
T&D Holdings, Inc.	1,300	21,118
Talanx AG	117	7,165
Tokio Marine Holdings, Inc.	36,700	840,722
Travelers Cos., Inc.	1,978	341,422
Tryg A/S	792	15,647
UnipolSai Assicurazioni SpA	942	2,421
Vienna Insurance Group AG Wiener Versicherung Gruppe	79	2,111
W.R. Berkley Corp.	2,760	170,264
Zurich Insurance Group AG	1,367	659,634
		11,149,883

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 5.4%
Adevinta ASA†	581	$ 4,297
Allegro.eu SA*†	930	8,200
Alphabet, Inc., Class A†	12,687	1,683,819
Alphabet, Inc., Class C†	16,484	2,194,185
Amazon.com, Inc.†	59,403	7,940,993
Auto Trader Group PLC*	2,130	17,659
Booking Holdings, Inc.†	249	739,729
CDW Corp.	591	110,558
CyberAgent, Inc.	900	5,680
Delivery Hero SE*†	437	19,827
IAC, Inc.†	3,870	269,352
M3, Inc.	1,000	22,936
Meta Platforms, Inc., Class A†	16,972	5,407,279
MonotaRO Co., Ltd.	600	7,322
Netflix, Inc.†	914	401,219
Palo Alto Networks, Inc.†	2,348	586,906
Prosus NV	2,626	207,971
Rakuten Group, Inc.	3,300	12,876
Rightmove PLC	1,925	14,091
SEEK, Ltd.	788	13,180
Tencent Holdings, Ltd.	21,900	995,186
Trend Micro, Inc.	300	14,150
Uber Technologies, Inc.†	59,336	2,934,759
Z Holdings Corp.	5,900	16,415
ZOZO, Inc.	200	3,897
		23,632,486
Investment Companies — 0.1%
Aker ASA, Class A	53	3,368
EXOR NV	261	24,375
Groupe Bruxelles Lambert NV	222	17,950
HAL Trust	203	25,311
Industrivarden AB, Class A	406	11,525
Industrivarden AB, Class C	387	10,960
Investor AB, Class A	1,267	25,722
Investor AB, Class B	4,118	84,090
Kinnevik AB, Class B†	548	7,478
L E Lundbergforetagen AB, Class B	140	6,168
Melrose Industries PLC	3,055	20,779
Sofina SA	35	8,320
Washington H. Soul Pattinson & Co., Ltd.	545	12,062
		258,108
Iron/Steel — 0.1%
ArcelorMittal SA (XAMS)	1,268	36,667
BlueScope Steel, Ltd.	1,018	14,934
Evraz PLC†(1)	1,200	21
Fortescue Metals Group, Ltd.	3,818	55,600
JFE Holdings, Inc.	1,400	22,604
Mineral Resources, Ltd.	372	17,848
Nippon Steel Corp.	2,100	47,915
SSAB AB, Class A	489	3,102
SSAB AB, Class B	1,427	8,722
voestalpine AG	243	8,042
		215,455
Leisure Time — 0.0%
Shimano, Inc.	200	30,296
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Yamaha Corp.	400	$ 15,464
Yamaha Motor Co., Ltd.	800	23,393
		69,153
Lodging — 0.4%
City Developments, Ltd.	1,300	7,225
Galaxy Entertainment Group, Ltd.†	5,000	36,287
Hilton Worldwide Holdings, Inc.	5,554	863,591
InterContinental Hotels Group PLC	416	30,730
Marriott International, Inc., Class A	2,855	576,168
Sands China, Ltd.†	5,600	21,362
Whitbread PLC	448	20,117
		1,555,480
Machinery-Construction & Mining — 0.1%
Epiroc AB, Class A	1,415	28,242
Epiroc AB, Class B	882	14,982
Hitachi Construction Machinery Co., Ltd.	200	5,985
Hitachi, Ltd.	2,100	137,249
Komatsu, Ltd.	2,200	61,300
Metso Oyj	1,592	18,073
Mitsubishi Electric Corp.	4,900	70,642
Mitsubishi Heavy Industries, Ltd.	800	37,850
Sandvik AB	2,466	50,087
Siemens Energy AG†	1,120	18,952
Weir Group PLC	577	13,588
		456,950
Machinery-Diversified — 1.2%
ANDRITZ AG	162	8,560
Atlas Copco AB, Class A	37,259	529,875
Atlas Copco AB, Class B	3,528	43,554
Beijer Ref AB	761	10,353
CNH Industrial NV	2,250	32,433
Daifuku Co., Ltd.	900	19,200
Deere & Co.	6,729	2,890,778
Dover Corp.	1,989	290,334
FANUC Corp.	2,200	67,238
GEA Group AG	372	15,784
Hexagon AB, Class B	4,828	46,760
Husqvarna AB, Class B	937	9,200
Ingersoll Rand, Inc.	4,979	324,979
Keyence Corp.	1,500	672,267
Kone Oyj, Class B	911	46,717
Kubota Corp.	2,600	39,192
Middleby Corp.†	1,273	193,305
Omron Corp.	400	21,430
SMC Corp.	100	52,121
Spirax-Sarco Engineering PLC	167	23,843
Wartsila Oyj Abp	1,097	13,780
Yaskawa Electric Corp.	600	26,026
		5,377,729
Media — 0.3%
Bollore SE	2,068	13,074
Charter Communications, Inc., Class A†	1,096	444,088
Informa PLC	3,174	30,884
ITV PLC	8,205	7,617
Liberty Broadband Corp., Class C†	2,543	226,658
Liberty Media Corp.-Liberty SiriusXM, Series C†	8,551	272,178
Nexstar Media Group, Inc.	726	135,559

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Pearson PLC	1,619	$ 17,964
Schibsted ASA, Class A	168	3,599
Schibsted ASA, Class B	216	4,239
Vivendi SE	1,820	16,253
Wolters Kluwer NV	582	73,078
		1,245,191
Metal Fabricate/Hardware — 0.1%
MISUMI Group, Inc.	700	12,766
SKF AB, Class A	42	806
SKF AB, Class B	847	16,141
Tenaris SA	1,034	17,201
Timken Co.	1,972	183,120
		230,034
Mining — 0.5%
Anglo American PLC	14,147	434,644
Antofagasta PLC	779	16,770
BHP Group, Ltd. (ASE)	11,448	353,799
BHP Group, Ltd. (LSE)	19,708	613,716
Boliden AB	618	18,206
Freeport-McMoRan, Inc.	4,595	205,167
Fresnillo PLC	398	3,158
Glencore PLC	22,765	138,350
IGO, Ltd.	1,481	13,728
KGHM Polska Miedz SA	294	9,105
Newcrest Mining, Ltd.	2,021	35,852
Norsk Hydro ASA	3,086	20,218
Northern Star Resources, Ltd.	2,598	20,086
Pilbara Minerals, Ltd.	5,726	18,615
Rio Tinto PLC	2,397	158,424
Rio Tinto, Ltd.	824	64,796
South32, Ltd.	10,294	26,828
Sumitomo Metal Mining Co., Ltd.	700	24,179
		2,175,641
Miscellaneous Manufacturing — 0.7%
Alfa Laval AB	663	24,810
Alstom SA	705	21,565
Carlisle Cos., Inc.	833	230,908
Eaton Corp. PLC	7,635	1,567,618
Indutrade AB	601	12,612
ITT, Inc.	984	98,006
JSR Corp.	500	14,311
Nikon Corp.	700	9,231
Orica, Ltd.	1,027	10,865
Siemens AG	1,699	289,511
Smiths Group PLC	814	17,748
Toshiba Corp.	1,000	32,257
Trane Technologies PLC	4,300	857,592
Trelleborg AB, Class B	534	14,219
		3,201,253
Office/Business Equipment — 0.0%
Canon, Inc.	2,300	59,382
Ricoh Co., Ltd.	1,400	12,434
Seiko Epson Corp.	600	9,837
		81,653
Oil & Gas — 2.6%
Aker BP ASA	699	19,539
Ampol, Ltd.	529	11,673
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
BP PLC	143,009	$ 886,452
Chevron Corp.	9,032	1,478,177
ConocoPhillips	17,623	2,074,580
Coterra Energy, Inc.	5,917	162,954
DCC PLC	229	13,257
ENEOS Holdings, Inc.	6,900	24,997
Eni SpA	5,649	86,235
EOG Resources, Inc.	9,110	1,207,348
Equinor ASA	2,368	72,056
Galp Energia SGPS SA	1,009	13,424
Idemitsu Kosan Co., Ltd.	500	10,544
Inpex Corp.	2,400	30,914
Neste Oyj	973	35,796
OMV AG	326	14,696
Phillips 66	2,926	326,395
Pioneer Natural Resources Co.	3,994	901,326
Polski Koncern Naftowy Orlen SA	1,204	21,488
Repsol SA	3,000	45,849
Santos, Ltd.	7,383	39,475
Shell PLC	95,082	2,887,074
TotalEnergies SE	16,789	1,020,073
Var Energi ASA	864	2,634
Woodside Energy Group, Ltd.	4,290	109,472
		11,496,428
Oil & Gas Services — 0.4%
Baker Hughes Co.	42,991	1,538,648
TechnipFMC PLC†	20,314	372,559
		1,911,207
Packaging & Containers — 0.2%
D.S. Smith PLC	3,060	12,158
Huhtamaki Oyj	217	7,709
Packaging Corp. of America	2,748	421,406
Silgan Holdings, Inc.	2,596	113,834
Stora Enso Oyj, Class A	172	2,222
Stora Enso Oyj, Class R	1,382	16,950
Svenska Cellulosa AB SCA, Class A	68	902
Svenska Cellulosa AB SCA, Class B	1,355	17,996
WestRock Co.	4,469	148,773
		741,950
Pharmaceuticals — 3.9%
AbbVie, Inc.	28,575	4,274,249
AmerisourceBergen Corp.	2,653	495,846
Amplifon SpA	209	7,075
Astellas Pharma, Inc.	4,100	59,959
AstraZeneca PLC	15,819	2,270,904
Bayer AG	2,221	129,767
Bristol-Myers Squibb Co.	40,546	2,521,556
Chugai Pharmaceutical Co., Ltd.	1,400	41,636
Cigna Group	876	258,508
CVS Health Corp.	3,267	244,012
Daiichi Sankyo Co., Ltd.	4,400	134,445
Dechra Pharmaceuticals PLC	258	12,297
Dexcom, Inc.†	2,692	335,316
DSM-Firmenich AG	469	51,824
Eisai Co., Ltd.	700	44,166
Eli Lilly & Co.	971	441,368
GSK PLC	9,055	160,901
Henry Schein, Inc.†	2,095	165,065
Hikma Pharmaceuticals PLC	401	10,751
Ipsen SA	88	11,088

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	3,257	$ 545,645
Kobayashi Pharmaceutical Co., Ltd.	100	5,495
Kyowa Kirin Co., Ltd.	600	11,455
Medipal Holdings Corp.	500	8,563
Merck & Co., Inc.	2,184	232,924
Merck KGaA	293	51,480
Nippon Shinyaku Co., Ltd.	100	4,045
Novartis AG	5,432	567,275
Novo Nordisk A/S, Class B	10,235	1,649,403
Ono Pharmaceutical Co., Ltd.	1,100	20,115
Orion Oyj, Class A	66	2,573
Orion Oyj, Class B	241	9,258
Otsuka Holdings Co., Ltd.	1,300	47,745
Recordati Industria Chimica e Farmaceutica SpA	226	11,666
Roche Holding AG	5,541	1,719,391
Roche Holding AG (BR)	60	19,884
Sanofi	2,596	277,124
Santen Pharmaceutical Co., Ltd.	900	7,857
Shionogi & Co., Ltd.	600	25,018
Taisho Pharmaceutical Holdings Co., Ltd.	200	7,714
Takeda Pharmaceutical Co., Ltd.	3,500	106,797
Teva Pharmaceutical Industries, Ltd.†	2,532	21,177
UCB SA	286	25,320
		17,048,657
Pipelines — 0.2%
APA Group	2,666	17,908
Cheniere Energy, Inc.	1,804	291,995
Kinder Morgan, Inc.	19,611	347,311
Williams Cos., Inc.	10,441	359,692
		1,016,906
Private Equity — 0.2%
3i Group PLC	17,510	444,261
Blackstone, Inc.	4,063	425,762
Capitaland Investment, Ltd.	5,600	14,318
EQT AB	750	17,912
Intermediate Capital Group PLC	665	11,991
Partners Group Holding AG	53	59,439
		973,683
Real Estate — 0.2%
Azrieli Group, Ltd.	79	4,495
Castellum AB	972	11,076
CBRE Group, Inc., Class A†	4,087	340,488
CK Asset Holdings, Ltd.	4,500	25,965
Daito Trust Construction Co., Ltd.	200	21,495
Deutsche Wohnen SE	160	4,011
ESR Group, Ltd.*	5,400	9,417
Fastighets AB Balder, Class B†	1,449	6,764
Hang Lung Properties, Ltd.	4,000	6,206
Henderson Land Development Co., Ltd.	3,000	9,232
Hulic Co., Ltd.	1,300	11,052
Mitsubishi Estate Co., Ltd.	2,800	34,187
Mitsui Fudosan Co., Ltd.	2,100	43,081
New World Development Co., Ltd.	2,750	6,763
Nomura Real Estate Holdings, Inc.	300	7,429
REA Group, Ltd.	115	12,169
Sagax AB	259	651
Sagax AB, Class B	418	9,288
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Sino Land Co., Ltd.	8,000	$ 9,796
Sumitomo Realty & Development Co., Ltd.	1,100	29,428
Sun Hung Kai Properties, Ltd.	3,500	43,779
Swire Properties, Ltd.	2,400	6,001
Tokyu Fudosan Holdings Corp.	1,300	7,715
UOL Group, Ltd.	1,100	5,815
Vonovia SE	1,799	42,013
Wharf Holdings, Ltd.	3,000	7,024
Wharf Real Estate Investment Co., Ltd.	3,000	16,060
		731,400
REITS — 1.3%
Advance Residence Investment Corp.	3	7,307
American Homes 4 Rent, Class A	6,965	261,048
Apple Hospitality REIT, Inc.	8,830	136,865
British Land Co. PLC	2,084	9,040
Brixmor Property Group, Inc.	10,729	243,977
CapitaLand Ascendas REIT	7,472	15,790
CapitaLand Integrated Commercial Trust	11,085	17,006
CBL & Associates Properties, Inc.	5,513	120,018
Daiwa House REIT Investment Corp.	5	9,841
Dexus	2,431	13,422
EastGroup Properties, Inc.	585	103,650
Federal Realty Investment Trust	2,034	206,492
Gecina SA	123	13,301
GLP J-REIT	10	9,848
Goodman Group	3,866	53,338
GPT Group	4,329	12,620
Japan Metropolitan Fund Investment Corp.	15	10,280
Japan Real Estate Investment Corp.	3	12,062
Kimco Realty Corp.	17,269	349,870
Lamar Advertising Co., Class A	2,090	206,283
Land Securities Group PLC	1,669	13,867
Link REIT	5,600	31,343
Mapletree Pan Asia Commercial Trust	5,000	6,204
Mid-America Apartment Communities, Inc.	1,841	275,524
Mirvac Group	8,917	14,016
Nippon Building Fund, Inc.	4	16,757
Nippon Prologis REIT, Inc.	6	12,260
Nomura Real Estate Master Fund, Inc.	10	11,893
Orix JREIT, Inc.	6	7,629
Prologis, Inc.	19,211	2,396,572
Public Storage	974	274,424
Rayonier, Inc.	7,908	261,913
Scentre Group	11,730	22,140
Segro PLC	2,686	26,301
Stockland	5,394	15,290
United Urban Investment Corp.	7	7,553
Vicinity, Ltd.	8,744	11,600
Warehouses De Pauw CVA	341	10,078
Welltower, Inc.	1,580	129,797
Weyerhaeuser Co.	12,915	439,885
		5,797,104
Retail — 2.8%
ABC-Mart, Inc.	100	5,531
Alimentation Couche-Tard, Inc.	8,635	437,169
AutoZone, Inc.†	138	342,477
B&M European Value Retail SA	1,891	13,425

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Bath & Body Works, Inc.	3,807	$ 141,087
Best Buy Co., Inc.	1,967	163,359
Cie Financiere Richemont SA	1,179	189,684
Cosmos Pharmaceutical Corp.	100	11,549
Dick's Sporting Goods, Inc.	1,464	206,424
Dollar General Corp.	3,307	558,420
Fast Retailing Co., Ltd.	400	99,982
H & M Hennes & Mauritz AB, Class B	1,935	32,500
Home Depot, Inc.	667	222,671
Industria de Diseno Textil SA	12,757	488,256
Jardine Cycle & Carriage, Ltd.	200	5,156
JD Sports Fashion PLC	5,499	11,129
Kingfisher PLC	4,362	13,754
Lawson, Inc.	100	5,014
Lowe's Cos., Inc.	9,009	2,110,538
Lululemon Athletica, Inc.†	584	221,062
Marui Group Co., Ltd.	400	7,156
MatsukiyoCocokara & Co.	300	17,534
McDonald's Corp.	7,806	2,288,719
McDonald's Holdings Co. Japan, Ltd.	200	7,873
Moncler SpA	471	34,034
Murphy USA, Inc.	596	182,990
Next PLC	290	26,231
Nitori Holdings Co., Ltd.	200	24,539
Pan Pacific International Holdings Corp.	1,200	23,694
Pandora A/S	207	20,720
Pepco Group NV†	272	2,345
Reece, Ltd.	481	6,333
Ross Stores, Inc.	13,140	1,506,370
Swatch Group AG (TRQX)	122	7,317
Swatch Group AG (XEGT)	65	20,751
Texas Roadhouse, Inc.	1,507	168,106
TJX Cos., Inc.	8,437	730,054
USS Co., Ltd.	500	8,656
Wal-Mart de Mexico SAB de CV	227,829	949,004
Welcia Holdings Co., Ltd.	200	3,762
Wesfarmers, Ltd.	2,583	86,143
Yum! Brands, Inc.	7,830	1,077,956
Zalando SE*†	507	17,504
		12,496,978
Semiconductors — 5.1%
Advanced Micro Devices, Inc.†	11,919	1,363,534
Advantest Corp.	400	54,898
Analog Devices, Inc.	5,111	1,019,798
ASM International NV	104	49,484
ASML Holding NV	3,038	2,178,532
ASML Holding NV	235	168,356
Broadcom, Inc.	441	396,305
Entegris, Inc.	2,365	259,464
Hamamatsu Photonics KK	300	14,436
Infineon Technologies AG	11,888	522,834
Lam Research Corp.	747	536,712
Lasertec Corp.	200	30,190
NVIDIA Corp.	13,988	6,536,453
NXP Semiconductors NV	12,738	2,840,319
Renesas Electronics Corp.†	3,300	63,917
Rohm Co., Ltd.	200	18,698
Samsung Electronics Co., Ltd. GDR*	1,415	1,925,815
STMicroelectronics NV	1,457	77,896
SUMCO Corp.	700	10,185
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,360	$ 3,208,494
Teradyne, Inc.	5,160	582,770
Texas Instruments, Inc.	2,007	361,260
Tokyo Electron, Ltd.	1,100	164,267
		22,384,617
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	200	8,671
Software — 4.7%
Adobe, Inc.†	1,817	992,391
Cadence Design Systems, Inc.†	938	219,501
Capcom Co., Ltd.	400	17,995
Confluent, Inc., Class A†	8,409	290,447
Dassault Systemes SE	1,570	67,124
Embracer Group AB†	1,834	5,271
HashiCorp, Inc., Class A†	4,223	125,043
HubSpot, Inc.†	612	355,297
Intuit, Inc.	2,416	1,236,267
Koei Tecmo Holdings Co., Ltd.	200	3,419
Konami Group Corp.	200	11,203
Microsoft Corp.	42,471	14,266,858
MongoDB, Inc.†	1,070	453,038
Nexon Co., Ltd.	1,000	19,052
Oracle Corp.	9,767	1,144,985
Oracle Corp. Japan	100	7,012
Sage Group PLC	2,487	29,893
SAP SE	2,471	337,978
Sega Sammy Holdings, Inc.	400	8,739
Snowflake, Inc., Class A†	1,296	230,312
Square Enix Holdings Co., Ltd.	200	9,256
Synopsys, Inc.†	486	219,575
Take-Two Interactive Software, Inc.†	1,623	248,222
TIS, Inc.	500	12,663
WiseTech Global, Ltd.	398	22,935
Workday, Inc., Class A†	1,122	266,060
		20,600,536
Telecommunications — 0.6%
Arista Networks, Inc.†	955	148,111
Bezeq The Israeli Telecommunication Corp., Ltd.	4,627	6,129
BT Group PLC	15,768	24,688
Cisco Systems, Inc.	3,409	177,404
Deutsche Telekom AG	7,888	172,087
Elisa Oyj	340	17,734
HKT Trust & HKT, Ltd.	9,000	10,605
KDDI Corp.	3,500	103,008
Koninklijke KPN NV	7,208	26,090
NICE, Ltd.†	142	30,701
Nippon Telegraph & Telephone Corp.	382,400	437,866
Nokia Oyj	12,092	47,570
Orange SA	4,269	48,271
Singapore Telecommunications, Ltd.	8,500	17,003
Singapore Telecommunications, Ltd.	7,600	15,203
SoftBank Corp.	6,200	68,770
SoftBank Group Corp.	2,300	117,081
Spark New Zealand, Ltd.	4,210	13,545
Swisscom AG	58	37,272
Tele2 AB, Class B	1,221	9,189
Telecom Italia SpA†	22,863	6,594

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Telefonaktiebolaget LM Ericsson, Class A	120	$ 650
Telefonaktiebolaget LM Ericsson, Class B	6,944	34,890
Telefonica Deutschland Holding AG	2,049	5,522
Telefonica SA	13,052	55,638
Telekom Austria AG	307	2,336
Telenor ASA	1,455	15,576
Telia Co. AB	5,393	11,594
Telkom Indonesia Persero Tbk PT	925,900	228,405
Telstra Group, Ltd.	9,139	26,151
T-Mobile US, Inc.†	3,312	456,294
TPG Telecom, Ltd.	950	3,203
Verizon Communications, Inc.	7,517	256,179
Vodafone Group PLC	60,562	57,849
		2,689,208
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	1,500	33,887
Nintendo Co., Ltd.	2,600	117,879
		151,766
Transportation — 0.9%
AP Moller-Maersk A/S, Series A	6	12,067
AP Moller-Maersk A/S, Series B	12	24,673
Aurizon Holdings, Ltd.	4,089	10,464
Canadian National Railway Co.	5,575	675,773
Central Japan Railway Co.	500	63,737
DHL Group	7,720	396,566
DSV A/S	407	81,491
East Japan Railway Co.	800	45,284
FedEx Corp.	1,155	311,792
Getlink SE	907	15,951
Hankyu Hanshin Holdings, Inc.	600	19,911
JB Hunt Transport Services, Inc.	346	70,563
Keio Corp.	300	9,962
Keisei Electric Railway Co., Ltd.	400	16,589
Kintetsu Group Holdings Co., Ltd.	400	13,414
Kuehne & Nagel International AG	128	39,983
Kyushu Railway Co.	400	8,764
Mitsui OSK Lines, Ltd.	800	20,666
MTR Corp., Ltd.	3,500	16,089
Nagoya Railroad Co., Ltd.	500	8,043
Nippon Express Holdings, Inc.	200	11,718
Nippon Yusen KK	1,100	26,660
Norfolk Southern Corp.	3,787	884,605
Odakyu Electric Railway Co., Ltd.	900	13,139
Old Dominion Freight Line, Inc.	498	208,906
Poste Italiane SpA*	1,034	11,818
Seibu Holdings, Inc.	600	6,666
SG Holdings Co., Ltd.	1,100	16,040
Tobu Railway Co., Ltd.	500	13,218
Tokyu Corp.	1,400	17,758
Union Pacific Corp.	1,191	276,336
United Parcel Service, Inc., Class B	3,382	632,874
West Japan Railway Co.	500	20,536
Yamato Holdings Co., Ltd.	700	13,098
		4,015,154
Water — 0.0%
Severn Trent PLC	573	18,781
Security Description	Shares or Principal Amount	Value

Water (continued)
United Utilities Group PLC	1,540	$ 19,744
Veolia Environnement SA	1,519	49,436
		87,961
Total Common Stocks (cost $239,970,074)		267,452,024
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $5,135)	13,051	3,660
CORPORATE BONDS & NOTES — 16.8%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	137,738
Aerospace/Defense — 0.7%
BAE Systems PLC
3.40%, 04/15/2030*	45,000	40,610
Boeing Co.
3.75%, 02/01/2050	350,000	265,793
3.95%, 08/01/2059	205,000	151,127
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	93,435
L3Harris Technologies, Inc.
4.40%, 06/15/2028	345,000	333,718
5.40%, 01/15/2027 to 07/31/2033	495,000	496,702
5.60%, 07/31/2053	15,000	15,299
Northrop Grumman Corp.
4.40%, 05/01/2030	105,000	101,897
4.70%, 03/15/2033	195,000	190,506
Raytheon Technologies Corp.
2.38%, 03/15/2032	135,000	109,874
RTX Corp.
3.20%, 03/15/2024	324,000	319,148
4.13%, 11/16/2028	985,000	945,770
		3,063,879
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	325,000	255,809
BAT Capital Corp.
3.22%, 09/06/2026	100,000	93,520
3.46%, 09/06/2029	165,000	144,644
4.39%, 08/15/2037	408,000	322,436
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	250,000	231,374
Imperial Brands Finance PLC
3.13%, 07/26/2024*	200,000	194,083
Philip Morris International, Inc.
1.50%, 05/01/2025	20,000	18,765
3.88%, 08/21/2042	240,000	190,454
5.13%, 02/15/2030	210,000	208,664
5.38%, 02/15/2033	175,000	174,484
		1,834,233
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	150,000	145,218
United Airlines Pass-Through Trust
3.50%, 09/01/2031	78,433	70,830
		216,048

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	$ 75,000	$ 73,117
Auto Manufacturers — 0.2%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	18,901
5.88%, 06/01/2029*	110,000	106,423
American Honda Finance Corp.
2.30%, 09/09/2026	250,000	230,243
American Honda Finance Corp. FRS
5.69%+0.62%, 06/07/2024	238,000	237,994
Ford Motor Credit Co. LLC
4.13%, 08/17/2027	200,000	183,012
General Motors Financial Co., Inc.
2.75%, 06/20/2025	60,000	56,880
3.95%, 04/13/2024	30,000	29,578
		863,031
Auto Parts & Equipment — 0.0%
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	170,000	154,137
Banks — 4.7%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	352,356
Bank of America Corp.
1.73%, 07/22/2027	1,195,000	1,070,696
2.55%, 02/04/2028	260,000	235,553
2.59%, 04/29/2031	160,000	134,478
2.65%, 03/11/2032	660,000	546,519
2.69%, 04/22/2032	55,000	45,556
3.50%, 04/19/2026	250,000	239,992
3.82%, 01/20/2028	140,000	132,275
3.97%, 02/07/2030	250,000	232,546
5.20%, 04/25/2029	30,000	29,797
Bank of New York Mellon Corp.
2.20%, 08/16/2023	250,000	249,653
BPCE SA
1.65%, 10/06/2026*	250,000	226,344
BPCE SA FRS
6.78%, (3 ML+1.24%), 09/12/2023*	250,000	250,176
Citigroup, Inc.
0.98%, 05/01/2025	150,000	144,335
1.46%, 06/09/2027	155,000	138,162
2.01%, 01/25/2026	460,000	434,045
3.11%, 04/08/2026	765,000	732,210
3.20%, 10/21/2026	45,000	42,190
3.52%, 10/27/2028	410,000	380,456
3.89%, 01/10/2028	95,000	89,997
4.45%, 09/29/2027	250,000	240,473
Credit Agricole SA
1.25%, 01/26/2027*	250,000	223,308
1.91%, 06/16/2026*	250,000	232,167
Credit Suisse Group AG
1.31%, 02/02/2027*	320,000	283,382
Danske Bank A/S
6.47%, 01/09/2026*	248,000	249,050
Goldman Sachs Group, Inc.
0.66%, 09/10/2024	250,000	248,400
1.09%, 12/09/2026	250,000	224,712
1.54%, 09/10/2027	505,000	445,634
1.95%, 10/21/2027	100,000	89,192
1.99%, 01/27/2032	535,000	421,395
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.64%, 02/24/2028	$ 190,000	$ 172,029
3.50%, 04/01/2025	315,000	303,818
3.62%, 03/15/2028	140,000	131,426
4.39%, 06/15/2027	270,000	262,756
HSBC Holdings PLC
1.65%, 04/18/2026	200,000	185,543
2.01%, 09/22/2028	200,000	172,696
2.25%, 11/22/2027	1,145,000	1,023,951
3.80%, 03/11/2025	250,000	246,158
6.16%, 03/09/2029	200,000	202,646
Lloyds Banking Group PLC
1.63%, 05/11/2027	200,000	177,654
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	295,000	260,424
Morgan Stanley
1.59%, 05/04/2027	140,000	125,603
1.93%, 04/28/2032	595,000	465,409
2.24%, 07/21/2032	70,000	55,686
2.70%, 01/22/2031	85,000	72,527
2.72%, 07/22/2025	570,000	551,954
5.12%, 02/01/2029	65,000	64,338
5.16%, 04/20/2029	25,000	24,737
5.42%, 07/21/2034	90,000	89,929
5.45%, 07/20/2029	335,000	335,706
6.25%, 08/09/2026	250,000	256,108
NatWest Markets PLC
0.80%, 08/12/2024*	250,000	237,161
PNC Financial Services Group, Inc.
9.31%, 11/01/2023(2)	250,000	251,371
Santander UK Group Holdings PLC
1.09%, 03/15/2025	350,000	337,044
6.53%, 01/10/2029	410,000	414,242
Societe Generale SA
1.49%, 12/14/2026*	200,000	178,683
1.79%, 06/09/2027*	400,000	353,007
2.63%, 01/22/2025*	205,000	194,676
2.80%, 01/19/2028*	400,000	357,636
Standard Chartered PLC
0.99%, 01/12/2025*	250,000	243,450
1.46%, 01/14/2027*	600,000	535,991
1.82%, 11/23/2025*	310,000	291,803
2.82%, 01/30/2026*	210,000	199,334
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/2025	450,000	428,450
Truist Financial Corp.
4.00%, 05/01/2025	55,000	53,370
US Bancorp
3.60%, 09/11/2024	500,000	488,090
Wells Fargo & Co.
2.16%, 02/11/2026	285,000	269,351
2.19%, 04/30/2026	300,000	282,118
2.41%, 10/30/2025	375,000	358,851
2.57%, 02/11/2031	575,000	485,695
3.58%, 05/22/2028	250,000	233,452
5.56%, 07/25/2034	130,000	130,513
5.57%, 07/25/2029	150,000	150,795
Westpac Banking Corp.
4.32%, 11/23/2031	586,000	546,728
		20,567,958

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	$ 940,000	$ 911,373
Biotechnology — 0.2%
Amgen, Inc.
2.45%, 02/21/2030	670,000	572,091
Gilead Sciences, Inc.
0.75%, 09/29/2023	188,000	186,555
3.50%, 02/01/2025	250,000	243,608
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	21,000	16,793
		1,019,047
Building Materials — 0.1%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	175,000	151,852
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030*	145,000	144,093
Griffon Corp.
5.75%, 03/01/2028	75,000	70,587
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	147,205
		513,737
Chemicals — 0.2%
Chemours Co.
5.75%, 11/15/2028*	80,000	73,401
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	88,377
H.B. Fuller Co.
4.25%, 10/15/2028	250,000	222,707
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.38%, 09/01/2025*	115,000	104,538
Westlake Corp.
3.60%, 08/15/2026	250,000	236,223
		725,246
Commercial Services — 0.2%
Block, Inc.
3.50%, 06/01/2031	105,000	87,945
Ford Foundation
2.82%, 06/01/2070	65,000	40,321
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	365,000	308,095
3.20%, 08/15/2029	70,000	61,680
Herc Holdings, Inc.
5.50%, 07/15/2027*	90,000	86,485
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026*	190,000	186,279
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	95,410
University of Southern California
2.81%, 10/01/2050	125,000	85,111
3.23%, 10/01/2120	50,000	30,317
		981,643
Computers — 0.1%
Apple, Inc.
2.85%, 08/05/2061	170,000	113,876
Security Description	Shares or Principal Amount	Value

Computers (continued)
Leidos, Inc.
2.30%, 02/15/2031	$ 40,000	$ 32,010
NCR Corp.
5.00%, 10/01/2028*	85,000	76,890
6.13%, 09/01/2029*	120,000	121,967
		344,743
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	118,438
Kenvue, Inc.
4.90%, 03/22/2033*	280,000	281,866
		400,304
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*	95,000	87,047
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	600,000	539,572
3.50%, 01/15/2025	190,000	183,364
CDP Financial, Inc.
3.15%, 07/24/2024*	250,000	243,840
OneMain Finance Corp.
6.63%, 01/15/2028	45,000	42,665
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	115,085
		1,124,526
Electric — 1.3%
AES Corp.
1.38%, 01/15/2026	150,000	135,580
AES Panama Generation Holdings SRL
4.38%, 05/31/2030*	227,941	197,846
Alfa Desarrollo SpA
4.55%, 09/27/2051*	199,014	151,354
Ameren Corp.
3.50%, 01/15/2031	140,000	125,000
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	56,339
Black Hills Corp.
4.25%, 11/30/2023	250,000	248,457
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,200
Commonwealth Edison Co.
3.70%, 03/01/2045	45,000	35,563
Constellation Energy Generation LLC
5.60%, 03/01/2028 to 06/15/2042	200,000	200,815
6.25%, 10/01/2039	140,000	144,081
Duke Energy Corp.
3.50%, 06/15/2051	105,000	75,094
3.95%, 08/15/2047	35,000	26,832
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	309,111
Duke Energy Indiana LLC
5.40%, 04/01/2053	15,000	15,068
Emera US Finance LP
2.64%, 06/15/2031	210,000	168,276
4.75%, 06/15/2046	85,000	68,312

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Entergy Louisiana LLC
4.95%, 01/15/2045	$ 120,000	$ 109,503
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	21,691
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	162,882
Fortis, Inc.
3.06%, 10/04/2026	150,000	138,993
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	120,212
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	55,000	45,366
4.30%, 01/15/2026*	35,000	33,872
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	37,741
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/2033	193,000	189,487
NRG Energy, Inc.
3.63%, 02/15/2031*	65,000	51,010
5.75%, 01/15/2028	35,000	33,333
Ohio Power Co.
2.90%, 10/01/2051	65,000	42,354
Oklahoma Gas and Electric Co.
5.40%, 01/15/2033	180,000	182,128
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	500,000	517,987
Pacific Gas & Electric Co.
4.00%, 12/01/2046	265,000	178,284
4.60%, 06/15/2043	72,000	54,401
PacifiCorp
4.13%, 01/15/2049	105,000	79,880
5.25%, 06/15/2035	500,000	478,642
Potomac Electric Power Co.
3.60%, 03/15/2024	90,000	88,768
PPL Electric Utilities Corp.
3.95%, 06/01/2047	250,000	206,181
Public Service Co. of Colorado
1.88%, 06/15/2031	250,000	198,356
Public Service Co. of Oklahoma
2.20%, 08/15/2031	115,000	92,732
Public Service Electric and Gas Co.
2.70%, 05/01/2050	175,000	115,953
Southern California Edison Co.
3.60%, 02/01/2045	156,000	114,136
4.13%, 03/01/2048	70,000	56,830
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025*	125,000	120,472
Vista Operations Co. LLC
3.70%, 01/30/2027*	65,000	60,072
Vistra Operations Co. LLC
5.63%, 02/15/2027*	70,000	67,685
		5,565,879
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	175,000	157,190
WESCO Distribution, Inc.
7.13%, 06/15/2025*	95,000	96,090
		253,280
Security Description	Shares or Principal Amount	Value

Electronics — 0.0%
Sensata Technologies, Inc.
4.38%, 02/15/2030*	$ 80,000	$ 71,136
Engineering & Construction — 0.1%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	72,290
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	130,000	117,579
		189,869
Entertainment — 0.2%
Boyne USA, Inc.
4.75%, 05/15/2029*	80,000	73,045
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	130,025
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	174,000	162,869
4.28%, 03/15/2032	650,000	576,514
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	125,000	113,110
		1,055,563
Environmental Control — 0.1%
GFL Environmental, Inc.
3.75%, 08/01/2025*	80,000	76,474
Madison IAQ LLC
4.13%, 06/30/2028*	100,000	89,042
Waste Pro USA, Inc.
5.50%, 02/15/2026*	250,000	236,875
		402,391
Food — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	167,000	158,257
Kraft Heinz Foods Co.
4.63%, 10/01/2039	61,000	55,015
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	88,255
McCormick & Co., Inc.
3.15%, 08/15/2024	35,000	34,100
Nestle Holdings, Inc.
0.38%, 01/15/2024*	150,000	146,434
0.61%, 09/14/2024*	250,000	237,295
Post Holdings, Inc.
5.63%, 01/15/2028*	75,000	72,476
5.75%, 03/01/2027*	16,000	15,679
		807,511
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	49,211
CenterPoint Energy Resources Corp.
5.40%, 03/01/2033	91,000	92,264
NiSource, Inc.
2.95%, 09/01/2029	90,000	80,014
3.60%, 05/01/2030	250,000	225,859
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	40,000	26,779
		474,127

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products — 0.1%
Danaher Corp.
2.80%, 12/10/2051	$ 20,000	$ 13,576
Hologic, Inc.
3.25%, 02/15/2029*	145,000	126,876
Medline Borrower LP
3.88%, 04/01/2029*	165,000	144,486
PerkinElmer, Inc.
0.55%, 09/15/2023	250,000	248,412
		533,350
Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	105,000	100,538
Aetna, Inc.
3.88%, 08/15/2047	120,000	92,112
BayCare Health System, Inc.
3.83%, 11/15/2050	55,000	44,103
BHSH System Obligated Group
3.49%, 07/15/2049	100,000	73,649
Centene Corp.
4.63%, 12/15/2029	124,000	115,287
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	101,476
DaVita, Inc.
3.75%, 02/15/2031*	215,000	171,922
Elevance Health, Inc.
1.50%, 03/15/2026	135,000	122,427
Encompass Health Corp.
4.50%, 02/01/2028	135,000	125,400
4.63%, 04/01/2031	90,000	79,975
HCA, Inc.
2.38%, 07/15/2031	230,000	183,695
3.50%, 09/01/2030	385,000	338,415
5.20%, 06/01/2028	335,000	332,237
5.38%, 02/01/2025	153,000	152,093
5.50%, 06/15/2047	85,000	79,364
Memorial Health Services
3.45%, 11/01/2049	60,000	44,024
MultiCare Health System
2.80%, 08/15/2050	75,000	45,456
Tenet Healthcare Corp.
4.88%, 01/01/2026	160,000	154,856
Texas Health Resources
3.37%, 11/15/2051	45,000	32,542
Trinity Health Corp.
3.43%, 12/01/2048	25,000	18,770
UnitedHealth Group, Inc.
3.50%, 08/15/2039	300,000	249,611
		2,657,952
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
4.00%, 04/15/2029*	140,000	121,354
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	170,000	145,045
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	136,877
Security Description	Shares or Principal Amount	Value

Household Products/Wares (continued)
Spectrum Brands, Inc.
5.00%, 10/01/2029*	$ 110,000	$ 99,000
		380,922
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	143,695
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	135,000	118,462
		262,157
Insurance — 0.1%
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	70,000	48,080
Fidelity National Financial, Inc.
2.45%, 03/15/2031	250,000	198,146
MassMutual Global Funding II
2.75%, 06/22/2024*	200,000	194,807
		441,033
Internet — 0.2%
Amazon.com, Inc.
3.10%, 05/12/2051	60,000	43,899
4.05%, 08/22/2047	500,000	442,637
Netflix, Inc.
4.88%, 04/15/2028	132,000	130,379
VeriSign, Inc.
5.25%, 04/01/2025	250,000	247,973
		864,888
Iron/Steel — 0.0%
Carpenter Technology Corp.
6.38%, 07/15/2028	23,000	22,649
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	77,831
		100,480
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.
9.25%, 01/15/2029*	135,000	143,725
Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	164,261
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	85,000	76,880
MGM Resorts International
5.50%, 04/15/2027	75,000	72,256
		313,397
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	211,824
5.13%, 05/01/2027*	150,000	140,730
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	765,000	634,497
2.80%, 04/01/2031	380,000	307,365
3.50%, 06/01/2041	40,000	26,992
4.91%, 07/23/2025	105,000	103,143
5.38%, 05/01/2047	40,000	32,682

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Comcast Corp.
1.95%, 01/15/2031	$ 725,000	$ 591,440
2.35%, 01/15/2027	240,000	220,980
2.45%, 08/15/2052	30,000	18,297
2.80%, 01/15/2051	70,000	45,713
2.94%, 11/01/2056	155,000	99,828
3.30%, 02/01/2027	250,000	237,392
5.50%, 11/15/2032	35,000	36,301
CSC Holdings LLC
6.50%, 02/01/2029*	200,000	169,823
Discovery Communications LLC
4.00%, 09/15/2055	64,000	42,424
DISH DBS Corp.
5.88%, 11/15/2024	205,000	187,154
7.75%, 07/01/2026	40,000	25,860
iHeartCommunications, Inc.
5.25%, 08/15/2027*	135,000	106,212
6.38%, 05/01/2026	75,000	64,822
News Corp.
3.88%, 05/15/2029*	120,000	105,970
Nexstar Media, Inc.
5.63%, 07/15/2027*	55,000	51,706
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	141,341
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	217,521
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	48,619
5.50%, 09/01/2041	80,000	66,894
6.55%, 05/01/2037	250,000	239,562
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	103,833
Videotron, Ltd.
5.13%, 04/15/2027*	95,000	91,606
Walt Disney Co.
1.75%, 01/13/2026	250,000	231,180
		4,601,711
Mining — 0.3%
Arconic Corp.
6.13%, 02/15/2028*	190,000	195,022
FMG Resources August 2006 Pty, Ltd.
5.88%, 04/15/2030*	80,000	76,725
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	170,000	165,331
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	200,617
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	250,000	239,495
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025*	200,000	195,500
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	125,000	112,198
Kinross Gold Corp.
6.25%, 07/15/2033*	111,000	109,400
Minera Mexico SA de CV
4.50%, 01/26/2050*	230,000	182,842
		1,477,130
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.4%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	$ 225,000	$ 190,825
3.59%, 04/14/2027	495,000	474,032
BP Capital Markets PLC
4.38%, 06/22/2025(2)	315,000	303,314
4.88%, 03/22/2030(2)	58,000	53,927
Diamondback Energy, Inc.
3.50%, 12/01/2029	380,000	346,281
Exxon Mobil Corp.
2.61%, 10/15/2030	165,000	144,004
Petroleos Mexicanos
6.50%, 03/13/2027	129,000	114,720
Suncor Energy, Inc.
4.00%, 11/15/2047	250,000	192,167
Total Capital International SA
2.83%, 01/10/2030	115,000	102,717
		1,921,987
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	187,353
LABL, Inc.
6.75%, 07/15/2026*	110,000	107,915
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	110,000	109,376
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU
4.00%, 10/15/2027*	120,000	108,071
		512,715
Pharmaceuticals — 0.9%
AbbVie, Inc.
3.20%, 11/21/2029	277,000	250,911
3.60%, 05/14/2025	230,000	222,827
4.05%, 11/21/2039	470,000	409,219
Astrazeneca Finance LLC
4.88%, 03/03/2033	200,000	201,643
AstraZeneca PLC
1.38%, 08/06/2030	155,000	123,999
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	45,000	27,283
5.25%, 01/30/2030*	120,000	53,493
Cigna Group
5.40%, 03/15/2033	375,000	380,602
CVS Health Corp.
1.75%, 08/21/2030	87,000	69,506
2.63%, 08/15/2024	250,000	242,524
3.00%, 08/15/2026	30,000	28,204
3.25%, 08/15/2029	85,000	76,446
5.05%, 03/25/2048	105,000	95,772
5.25%, 02/21/2033	395,000	392,962
CVS Pass-Through Trust
7.51%, 01/10/2032*	45,297	47,177
Elanco Animal Health, Inc.
6.65%, 08/28/2028	145,000	143,082
Eli Lilly & Co.
4.95%, 02/27/2063	25,000	25,078
Merck & Co., Inc.
4.50%, 05/17/2033	125,000	123,031
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	345,000	342,719

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	$ 42,000	$ 41,805
3.20%, 09/23/2026	295,000	277,226
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	560,000	464,752
		4,040,261
Pipelines — 0.7%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	146,800
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	224,677
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	29,000	28,446
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	124,127
El Paso Natural Gas Co. LLC
7.50%, 11/15/2026	500,000	533,563
Energy Transfer LP
4.20%, 04/15/2027	81,000	77,652
5.15%, 02/01/2043	55,000	47,203
5.30%, 04/01/2044	140,000	122,172
5.80%, 06/15/2038	65,000	62,376
EnLink Midstream LLC
5.63%, 01/15/2028*	90,000	87,985
Enterprise Products Operating LLC
2.80%, 01/31/2030	270,000	236,752
EQM Midstream Partners LP
4.50%, 01/15/2029*	200,000	182,771
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034*	271,453	230,776
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	70,500
NGPL PipeCo LLC
4.88%, 08/15/2027*	250,000	239,436
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	47,587
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	125,000	123,804
5.88%, 06/30/2026	215,000	216,475
Spectra Energy Partners LP
4.50%, 03/15/2045	65,000	53,994
		2,857,096
REITS — 0.4%
American Tower Corp.
2.10%, 06/15/2030	35,000	28,271
2.40%, 03/15/2025	200,000	189,564
Crown Castle International Corp.
2.90%, 04/01/2041	200,000	137,507
Crown Castle, Inc.
4.15%, 07/01/2050	15,000	11,679
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	117,520
Kilroy Realty LP
4.75%, 12/15/2028	315,000	282,427
Physicians Realty LP
4.30%, 03/15/2027	500,000	474,012
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	108,136
Security Description	Shares or Principal Amount	Value

REITS (continued)
SBA Tower Trust
2.84%, 01/15/2025*	$ 225,000	$ 214,319
UDR, Inc.
2.10%, 06/15/2033	85,000	62,991
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	65,000	59,396
5.75%, 02/01/2027*	40,000	39,465
		1,725,287
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	125,000	107,419
7-Eleven, Inc.
2.80%, 02/10/2051*	60,000	37,754
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	165,000	151,005
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	88,168
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	101,838
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	115,711
Lowe's Cos., Inc.
4.25%, 04/01/2052	280,000	226,629
Staples, Inc.
7.50%, 04/15/2026*	35,000	28,915
Walmart, Inc.
4.10%, 04/15/2033	150,000	144,874
		1,002,313
Semiconductors — 0.3%
Broadcom, Inc.
3.47%, 04/15/2034*	100,000	82,021
Entegris, Inc.
3.63%, 05/01/2029*	120,000	103,855
Intel Corp.
5.20%, 02/10/2033	217,000	219,514
Microchip Technology, Inc.
0.97%, 02/15/2024	220,000	214,049
NVIDIA Corp.
2.00%, 06/15/2031	250,000	208,603
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	425,000	347,212
2.65%, 02/15/2032	150,000	121,794
		1,297,048
Software — 0.3%
Activision Blizzard, Inc.
2.50%, 09/15/2050	336,000	218,708
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	170,000	152,709
Microsoft Corp.
3.45%, 08/08/2036	62,000	55,973
Oracle Corp.
3.60%, 04/01/2040	435,000	335,034
3.95%, 03/25/2051	60,000	45,048
4.90%, 02/06/2033	485,000	469,276

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
VMware, Inc.
1.40%, 08/15/2026	$ 125,000	$ 110,748
		1,387,496
Telecommunications — 1.1%
AT&T, Inc.
2.55%, 12/01/2033	178,000	137,544
2.75%, 06/01/2031	300,000	249,078
3.55%, 09/15/2055	143,000	96,230
CommScope Technologies LLC
5.00%, 03/15/2027*	90,000	60,029
6.00%, 06/15/2025*	39,000	35,366
CommScope, Inc.
6.00%, 03/01/2026*	40,000	36,701
Corning, Inc.
4.75%, 03/15/2042	250,000	226,209
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	231,581
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	139,945
Lumen Technologies, Inc.
4.00%, 02/15/2027*	215,000	141,393
Rogers Communications, Inc.
3.80%, 03/15/2032	535,000	464,955
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	90,366
Sprint Corp.
7.88%, 09/15/2023	250,000	250,207
Sprint LLC
7.63%, 02/15/2025 to 03/01/2026	120,000	123,992
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%, 03/20/2025*	109,375	108,160
Telefonica Emisiones SAU
4.67%, 03/06/2038	300,000	254,852
T-Mobile USA, Inc.
2.05%, 02/15/2028	335,000	292,215
3.38%, 04/15/2029	870,000	782,989
4.75%, 02/01/2028	480,000	467,768
Verizon Communications, Inc.
2.36%, 03/15/2032	925,000	738,634
		4,928,214
Transportation — 0.1%
Canadian Pacific Railway Co.
3.10%, 12/02/2051	80,000	55,868
3.50%, 05/01/2050	80,000	60,393
CSX Corp.
2.50%, 05/15/2051	320,000	199,714
Union Pacific Corp.
3.55%, 08/15/2039	195,000	161,635
		477,610
Total Corporate Bonds & Notes (cost $80,829,458)		73,885,689
Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 3.0%
Auto Loan Receivables — 2.7%
American Credit Acceptance Receivables Trust
Series 2021-1, Class C 0.83%, 03/15/2027*	$ 379,653	$ 376,286
Series 2021-2, Class C 0.97%, 07/13/2027*	118,388	117,166
Series 2020-4, Class C 1.31%, 12/14/2026*	71,978	71,236
Series 2021-3, Class D 1.34%, 11/15/2027*	1,095,000	1,031,068
Series 2020-3, Class C 1.85%, 06/15/2026*	19,574	19,525
Series 2022-1, Class C 2.12%, 03/13/2028*	755,000	733,532
Series 2019-3, Class D 2.89%, 09/12/2025*	2,457	2,454
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C 0.89%, 10/19/2026	590,000	551,610
Carmax Auto Owner Trust
Series 2021-1, Class C 0.94%, 12/15/2026	450,000	414,220
CarMax Auto Owner Trust
Series 2020-4, Class C 1.30%, 08/17/2026	695,000	648,559
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A 0.96%, 02/15/2030*	141,095	138,676
Series 2021-3A, Class A 1.00%, 05/15/2030*	249,008	243,064
Drive Auto Receivables Trust
Series 2020-2, Class C 2.28%, 08/17/2026	8,059	8,040
Series 2019-4, Class D 2.70%, 02/16/2027	64,481	63,663
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	96,079	94,001
Series 2021-2A, Class C 1.10%, 02/16/2027*	108,000	104,888
Series 2021-3A, Class D 1.31%, 05/17/2027*	600,000	543,549
Series 2020-3A, Class C 1.47%, 06/15/2026*	305,535	299,330
Series 2020-1A, Class D 2.55%, 11/17/2025*	890,666	873,019
Series 2020-2A, Class C 3.28%, 03/16/2026*	205,575	204,150
Series 2022-3A, Class B 6.74%, 07/17/2028*	220,000	220,191
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	173,093	169,610
Series 2020-3A, Class C 1.32%, 07/15/2025	7,450	7,441
Flagship Credit Auto Trust
Series 2019-4, Class C 2.77%, 12/15/2025*	113,214	112,630

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Ford Credit Auto Owner Trust
Series 2021-1, Class A 1.37%, 10/17/2033*	$ 100,000	$ 89,976
GLS Auto Receivables Issuer Trust
Series 2021-2A, Class B 0.77%, 09/15/2025*	14,135	14,099
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	250,000	237,213
Santander Drive Auto Receivables Trust
Series 2021-3, Class C 0.95%, 09/15/2027	268,937	264,602
Series 2021-1, Class D 1.13%, 11/16/2026	100,000	95,753
Series 2020-4, Class D 1.48%, 01/15/2027	790,000	766,018
Series 2020-3, Class D 1.64%, 11/16/2026	485,552	473,918
Tesla Auto Lease Trust
Series 2021-A, Class B 1.02%, 03/20/2025*	128,000	125,937
Series 2021-A, Class C 1.18%, 03/20/2025*	295,000	289,041
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	250,000	243,604
Westlake Automobile Receivables Trust
Series 2021-2A, Class C 0.89%, 07/15/2026*	493,000	473,290
Series 2021-1A, Class C 0.95%, 03/16/2026*	1,235,000	1,211,278
Series 2021-1A, Class D 1.23%, 04/15/2026*	322,000	305,064
Series 2021-3A, Class C 1.58%, 01/15/2027*	315,000	299,045
		11,936,746
Home Equity — 0.1%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 6.27%, (1 ML+0.86%), 11/25/2034	13,820	13,485
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 6.15%, (1 ML+0.74%), 08/25/2035	116,367	101,405
		114,890
Other Asset Backed Securities — 0.2%
CCG Receivables Trust
Series 2021-1, Class A2 0.30%, 06/14/2027*	19,165	18,765
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	82,066
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	27,403	24,544
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	22,517	20,945
Commonbond Student Loan Trust FRS
Series 2018-AGS, Class A2 5.91%, (1 ML+0.50%), 02/25/2044*	23,634	23,005
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
GSAMP Trust FRS
Series 2006-FM1, Class A2C 5.73%, (1 ML+0.32%), 04/25/2036	$ 145,395	$ 89,939
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	135,412	114,631
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 5.75%, (3 ML+0.20%), 12/15/2039	56,858	54,169
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	140,696	124,495
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2 1.08%, 01/15/2025*	400,000	375,351
		927,910
Total Asset Backed Securities (cost $13,285,061)		12,979,546
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Commercial and Residential — 1.5%
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	36,076	32,820
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	20,677	19,353
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.09%, 08/10/2038*(3)	100,000	87,185
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	77,855
Braemar Hotels & Resorts Trust FRS
Series 2018-PRME, Class A 6.21%, (1 ML+0.82%), 06/15/2035*	3,432	3,408
BX Commercial Mtg. Trust FRS
Series 2021-VINO, Class A 5.99%, (1 ML+0.65%), 05/15/2038*	75,583	74,091
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.43%, 11/15/2050(3)	60,000	48,867
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	133,307
Series 2016-CD2, Class C 3.98%, 11/10/2049(3)	130,000	99,253
Series 2018-CD7, Class C 4.84%, 08/15/2051(3)	600,000	490,419
CIM Trust FRS
Series 2019-INV1, Class A2 6.15%, (1 ML+1.00%), 02/25/2049*	6,299	6,047
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.14%, 04/10/2048(3)	117,435	106,203
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	138,078	134,267

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	$ 100,000	$ 87,036
COMM Mtg. Trust VRS
Series 2013-CR10, Class C 4.85%, 08/10/2046*(3)	287,101	279,203
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 5.57%, (1 ML+0.20%), 07/20/2046	90,102	67,963
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	279,433
CSMC Trust VRS
Series 2015-1, Class B2 3.91%, 01/25/2045*(3)	35,600	33,086
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class A 6.32%, (1 ML+0.80%), 05/15/2035*	150,771	150,203
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	92,424	74,463
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	175,000	127,750
ILPT Commercial Mtg. Trust FRS
Series 2022-LPF2, Class A 7.47%, (TSFR1M+2.25%), 10/15/2039*	251,909	251,393
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.97%, 07/15/2045(3)	541,897	476,337
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.38%, 12/15/2049(3)	60,000	48,680
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	50,828	44,545
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	27,518	24,638
Series 2017-3, Class B2 3.75%, 08/25/2047*(3)	156,046	137,825
LB-UBS Commercial Mtg. Trust VRS
Series 2006-C6, Class AJ 5.45%, 09/15/2039(3)	114,664	41,967
MAD Mtg. Trust VRS
Series 2017-330M, Class A 3.19%, 08/15/2034*(3)	137,000	125,439
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	94,628	86,560
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 6.14%, (TSFR1M+0.80%), 04/15/2038*	100,000	98,560
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	195,000	169,340
Series 2014-C18, Class B 4.43%, 10/15/2047(3)	175,000	165,831
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	$ 125,000	$ 94,798
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.28%, 07/11/2040*(3)	230,000	187,542
Series 2019-L2, Class C 4.97%, 03/15/2052(3)	200,000	153,372
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	131,334
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	134,046
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	71,117	66,608
Series 2015-2A, Class B3 5.37%, 08/25/2055*(3)	51,961	48,922
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 5.72%, (1 ML+0.95%), 01/25/2059*	129,980	128,220
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	832,939	666,729
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	77,322	66,372
Series 2013-2, Class B1 3.63%, 02/25/2043(3)	13,588	12,726
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	273,270
Towd Point Mtg. Trust VRS
Series 2015-1, Class A4 4.25%, 10/25/2053*(3)	34,916	35,177
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	54,399
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	8,999	7,904
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.76%, 09/15/2057(3)	165,000	145,554
Series 2013-C13, Class C 3.91%, 05/15/2045(3)	39,383	37,807
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	159,877
		6,487,984
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	6,869	262
Series 4207, Class JI 3.00%, 05/15/2028(4)	59,110	2,712
Series 4579, Class BA 3.00%, 01/15/2043	8,980	8,734
Series 4661, Class HA 3.00%, 05/15/2043	19,302	18,856
Series 4121, Class UI 3.50%, 10/15/2042(4)	140,001	17,267

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 4808, Class DL 4.00%, 11/15/2045	$ 30,000	$ 28,637
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 0.87%, (6.05%-1 ML), 02/25/2050(4)(5)	132,391	13,748
Series 3994, Class SH 1.42%, (1 ML+6.60%), 06/15/2041(4)(5)	233,617	10,289
Federal National Mtg. Assoc. VRS
Series 2023-M1, Class 1A 3.43%, 04/25/2032(3)	1,957,947	1,825,775
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	80,560	3,028
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	16,681	633
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	112,867	8,503
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	19,392	650
Series 2016-92, Class A 3.00%, 04/25/2042	9,172	8,773
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	172,103	28,228
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	128,852	12,267
Series 2017-66, Class C 3.50%, 08/25/2045	25,890	25,156
Series 2017-46, Class LB 3.50%, 12/25/2052	80,592	77,315
Series 2017-49, Class JA 4.00%, 07/25/2053	61,832	59,922
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	112,619	23,799
Series 2002-16, Class TM 7.00%, 04/25/2032	26,112	26,969
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 0.15%, 06/25/2045(3)(4)	70,396	2,606
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	46,657	3,180
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	774,531	79,825
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	162,993	21,255
Series 2017-51, Class AH 2.60%, 05/16/2059	30,672	25,764
Series 2017-190, Class AD 2.60%, 03/16/2060	18,933	15,917
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	148,241	22,127
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	154,753	22,470
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	219,953	31,813
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	$ 136,558	$ 20,661
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	236,301	33,802
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	29,104	1,736
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 0.73%, (6.10%-1 ML), 10/20/2046(4)(5)	84,028	6,918
Series 2019-115, Class SW 0.73%, (6.10%-1 ML), 09/20/2049(4)(5)	145,356	12,968
Series 2017-176, Class SC 0.83%, (6.20%-1 ML), 11/20/2047(4)(5)	98,553	10,592
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.78%, 06/16/2045(3)(4)	436,252	5,744
		2,518,901
Total Collateralized Mortgage Obligations (cost $10,260,828)		9,006,885
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 11.3%
U.S. Government — 10.2%
United States Treasury Bonds
1.88%, 11/15/2051	3,393,500	2,171,177
2.00%, 11/15/2041 to 08/15/2051	7,717,000	5,372,731
2.25%, 05/15/2041 to 02/15/2052	3,745,800	2,693,966
2.38%, 05/15/2051	710,000	512,531
3.38%, 08/15/2042	425,000	378,051
3.63%, 02/15/2053	53,000	49,431
3.88%, 05/15/2043	2,100,000	2,007,469
4.00%, 11/15/2042	1,200,000	1,168,687
4.50%, 02/15/2036	1,445,000	1,537,288
United States Treasury Notes
0.75%, 08/31/2026	10,000	8,936
0.88%, 01/31/2024(6)	5,531,000	5,409,145
0.88%, 06/30/2026	565,000	509,824
1.50%, 02/15/2025	250,000	236,582
1.75%, 03/15/2025	1,000,000	948,125
1.88%, 02/28/2029	455,000	403,724
2.25%, 03/31/2024(6)	325,000	318,386
2.38%, 05/15/2029(6)	528,000	480,212
2.75%, 05/15/2025 to 07/31/2027	6,650,000	6,333,089
3.00%, 07/15/2025	540,000	520,784
3.38%, 05/15/2033	900,000	858,516
3.50%, 04/30/2028	6,250,000	6,062,256
3.63%, 03/31/2028	1,950,000	1,901,859
3.75%, 05/31/2030 to 06/30/2030	1,275,000	1,249,747
4.00%, 12/15/2025	700,000	688,598
4.13%, 06/15/2026	2,175,000	2,151,721
4.63%, 03/15/2026	150,000	150,018
United States Treasury Notes FRS
5.48%, (3 UTBMM+0.14%), 10/31/2024	740,000	740,951
		44,863,804

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency — 1.1%
Federal Home Loan Bank
2.09%, 02/22/2036	$ 890,000	$ 653,887
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	221,377	188,780
3.00%, 04/01/2035	17,205	15,991
3.50%, 07/01/2042 to 02/01/2044	97,409	90,502
5.00%, 01/01/2034 to 04/01/2035	31,480	31,643
6.00%, 05/01/2031	3,950	4,055
7.50%, 12/01/2030 to 02/01/2031	13,031	13,018
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	112,278	100,458
2.50%, 06/01/2027 to 03/01/2035	160,877	149,540
3.00%, 10/01/2036 to 04/01/2043	107,034	96,995
3.50%, 08/01/2031 to 05/01/2058	1,633,785	1,498,371
4.00%, 09/01/2038 to 07/01/2056	915,186	862,040
4.50%, 03/01/2041 to 11/01/2045	134,587	131,913
5.00%, 08/01/2035 to 07/01/2047	256,956	258,240
6.00%, 05/01/2031	1,755	1,799
6.50%, 09/01/2025 to 01/01/2032	6,168	6,289
7.00%, 05/01/2029 to 01/01/2031	4,605	4,579
7.50%, 01/01/2031	3,712	3,724
Government National Mtg. Assoc.
3.00%, 02/15/2043	64,881	58,630
3.50%, 09/15/2042 to 11/20/2047	207,911	196,012
4.00%, 10/20/2044 to 01/20/2048	133,035	126,812
4.50%, 05/15/2039 to 10/20/2040	58,992	57,999
5.50%, 07/20/2033 to 01/15/2034	69,068	69,368
6.00%, 07/20/2033	19,759	20,631
6.50%, 03/20/2027 to 04/20/2027	2,469	2,449
7.00%, 12/15/2023 to 04/15/2028	2,989	2,972
7.50%, 09/15/2030 to 01/15/2032	14,805	15,270
		4,661,967
Total U.S. Government & Agency Obligations (cost $56,268,392)		49,525,771
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Dominican Republic
6.00%, 02/22/2033*	396,000	371,844
Government of Bermuda
2.38%, 08/20/2030*	260,000	217,144
4.75%, 02/15/2029*	200,000	195,418
5.00%, 07/15/2032*	305,000	299,053
Kingdom of Morocco
3.00%, 12/15/2032*	200,000	160,610
Kingdom of Saudi Arabia
5.00%, 01/18/2053*	238,000	218,742
United Mexican States
6.34%, 05/04/2053	200,000	203,906
Total Foreign Government Obligations (cost $1,781,795)		1,666,717
MUNICIPAL SECURITIES — 0.1%
California State University Revenue Bonds
2.98%, 11/01/2051	90,000	61,940
New York City Water & Sewer System Revenue Bonds
5.72%, 06/15/2042	225,000	240,987
Security Description	Shares or Principal Amount	Value

New York State Thruway Authority Revenue Bonds
2.90%, 01/01/2035	$ 85,000	$ 70,920
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	95,000	65,201
Regents of the University of California Medical Center Revenue Bonds
3.26%, 05/15/2060	95,000	65,258
Rutgers The State University of New Jersey Revenue Bonds
3.92%, 05/01/2119	63,000	44,092
State of Hawaii Airports System Revenue Revenue Bonds
3.14%, 07/01/2047	85,000	61,707
University of Missouri Revenue Bonds
2.75%, 11/01/2050	50,000	31,307
Total Municipal Securities (cost $829,265)		641,412
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
JPMorgan Emerging Markets Equity Fund, Class R6 (cost $4,300,970)	146,399	4,541,297
Total Long-Term Investment Securities (cost $407,530,978)		419,703,001
SHORT-TERM INVESTMENTS — 2.0%
Commercial Paper — 0.5%
American Electric Power Co., Inc. 5.63%, 09/05/2023	250,000	248,618
Bank of America Securites, Inc. 5.69%, 07/19/2024	250,000	236,078
Barclays Bank PLC 0.00%, 12/07/2023	250,000	249,847
DNB Bank ASA 5.11%, 12/19/2023	250,000	244,636
Macquarie Bank, Ltd. 5.20%, 11/15/2023	250,000	245,906
Natixis 5.00%, 10/06/2023	250,000	247,506
Societe Generale SA 5.00%, 09/15/2023	250,000	248,310
Standard Chartered Bank 5.28%, 02/21/2024	300,000	290,242
		2,011,143
Sovereign — 0.0%
Federal Home Loan Bank Disc. Notes
0.00%, 09/19/2023	200,000	198,617
Telecommunications — 0.1%
AT&T, Inc.
5.60%, 02/21/2024	250,000	241,767
Unaffiliated Investment Companies — 0.7%
JPMorgan Prime Money Market Fund, Class IM 5.51%†(7)	3,236,306	3,236,953

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government — 0.7%
United States Treasury Bills
0.00%, 08/01/2023 to 11/21/2023	$3,050,000	$ 3,043,205
Total Short-Term Investments (cost $8,733,937)		8,731,685
TOTAL INVESTMENTS (cost $416,264,915)(8)	97.4%	428,434,686
Other assets less liabilities	2.6	11,554,029
NET ASSETS	100.0%	$439,988,715
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $34,094,201 representing 7.7% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2023.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of July 31, 2023.
(8)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
STRIPS—Separate Trading of Registered Interest and Principal
TRQX—Turquoise Stock Exchange
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
17	Long	E-Mini Russell 1000 Index	September 2023	$ 2,350,361	$ 2,448,510	$ 98,149
32	Long	Euro FX	September 2023	4,324,793	4,409,800	85,007
157	Long	Long Gilt	September 2023	19,298,797	19,368,836	70,039
9	Long	MSCI EAFE Index	September 2023	983,206	992,610	9,404
24	Long	S&P 500 E-Mini Index	September 2023	5,265,934	5,537,400	271,466
65	Short	Australian Dollar	September 2023	4,398,516	4,373,851	24,665
8	Short	U.S. Treasury Ultra 10 Year Notes	September 2023	946,454	935,875	10,579
						$569,309
						Unrealized (Depreciation)
94	Long	Japanese Yen	September 2023	$ 8,540,549	$ 8,321,350	$ (219,199)
715	Long	U.S. Treasury 10 Year Notes	September 2023	81,513,758	79,655,469	(1,858,289)
53	Long	U.S. Treasury 2 Year Notes	September 2023	10,863,893	10,760,656	(103,237)
61	Long	U.S. Treasury 5 Year Notes	September 2023	6,607,774	6,516,039	(91,735)
8	Long	U.S. Treasury Long Bonds	September 2023	1,006,907	995,500	(11,407)
35	Long	U.S. Treasury Ultra Bonds	September 2023	4,687,171	4,627,657	(59,514)
48	Short	E-Mini Russell 2000 Index	September 2023	4,564,043	4,832,640	(268,597)
241	Short	MSCI Emerging Markets Index	September 2023	12,163,374	12,704,315	(540,941)
14	Short	TOPIX Index	September 2023	2,171,297	2,289,952	(118,655)
						$(3,271,574)
		Net Unrealized Appreciation (Depreciation)				$(2,702,265)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	SEK	2,959,987	USD	286,524	10/30/2023	$ 4,174	$ —
Citibank, N.A.	USD	81,734	SEK	855,832	10/30/2023	—	(97)
Goldman Sachs International	SGD	469,693	USD	355,597	10/30/2023	869	—
HSBC Bank PLC	EUR	437,647	USD	484,126	10/30/2023	840	—
	USD	253,904	HKD	1,979,617	10/30/2023	152	—
						992	—
Standard Chartered Bank	USD	166,725	CHF	142,380	10/30/2023	—	(1,909)
	USD	201,309	SEK	2,104,155	10/30/2023	—	(596)
						—	(2,505)
State Street Bank & Trust Company	EUR	495,953	USD	552,562	10/30/2023	4,889	—
	GBP	807,000	USD	1,043,106	10/30/2023	7,228	—
	USD	1,663,822	AUD	2,451,153	10/30/2023	—	(12,460)
	USD	178,908	CHF	153,760	10/30/2023	—	(920)
	USD	3,047,797	JPY	421,460,588	10/30/2023	—	(43,733)
						12,117	(57,113)
Toronto Dominion Bank	USD	1,384,078	CAD	1,827,329	10/30/2023	3,326	—
Unrealized Appreciation (Depreciation)						$21,478	$ (59,715)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Services	$ 6,023,841	$ —	$ 0	$ 6,023,841
Iron/Steel	215,434	—	21	215,455
Other Industries	261,212,728	—	—	261,212,728
Preferred Stocks	3,660	—	—	3,660
Corporate Bonds & Notes	—	73,885,689	—	73,885,689
Asset Backed Securities	—	12,979,546	—	12,979,546
Collateralized Mortgage Obligations	—	9,006,885	—	9,006,885
U.S. Government & Agency Obligations	—	49,525,771	—	49,525,771
Foreign Government Obligations	—	1,666,717	—	1,666,717
Municipal Securities	—	641,412	—	641,412
Unaffiliated Investment Companies	4,541,297	—	—	4,541,297
Short-Term Investments:
Unaffiliated Investment Companies	3,236,953	—	—	3,236,953
Other Short-Term Investments	—	5,494,732	—	5,494,732
Total Investments at Value	$275,233,913	$153,200,752	$21	$428,434,686
Other Financial Instruments:†
Futures Contracts	$ 569,309	$ —	$—	$ 569,309
Forward Foreign Currency Contracts	—	21,478	—	21,478
Total Other Financial Instruments	$ 569,309	$ 21,478	$—	$ 590,787
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 3,271,574	$ —	$—	$ 3,271,574
Forward Foreign Currency Contracts	—	59,715	—	59,715
Total Other Financial Instruments	$ 3,271,574	$ 59,715	$—	$ 3,331,289
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Banks	17.7%
Semiconductors	15.9
Internet	10.3
Oil & Gas	6.9
Insurance	5.5
Food	3.2
Beverages	3.2
Retail	2.9
Auto Manufacturers	2.8
Mining	2.8
Engineering & Construction	2.3
Computers	2.3
Transportation	2.1
Telecommunications	1.6
Airlines	1.4
Software	1.4
Electronics	1.4
Iron/Steel	1.2
Diversified Financial Services	1.2
Machinery-Diversified	1.1
Pharmaceuticals	1.0
Miscellaneous Manufacturing	1.0
Electric	1.0
Commercial Services	0.9
Chemicals	0.8
Real Estate	0.8
Home Furnishings	0.7
Electrical Components & Equipment	0.4
Distribution/Wholesale	0.4
Gas	0.4
Textiles	0.4
Lodging	0.3
Healthcare-Products	0.3
Energy-Alternate Sources	0.3
Entertainment	0.3
Biotechnology	0.3
96.5%
Country Allocation*
China	16.9%
South Korea	16.3
Cayman Islands	13.7
Taiwan	11.3
Brazil	7.8
India	7.5
South Africa	6.0
Mexico	3.0
Thailand	1.5
Bermuda	1.3
United States	1.2
Poland	1.2
United Kingdom	1.2
Greece	1.0
Panama	0.9
Indonesia	0.8
Hong Kong	0.8
Hungary	0.8
Chile	0.7
United Arab Emirates	0.5
Jersey	0.5
Malaysia	0.5
British Virgin Islands	0.4

Turkey	0.4%
Saudi Arabia	0.3
96.5%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.5%
Bermuda — 1.3%
Credicorp, Ltd.	12,495	$ 1,962,340
Kunlun Energy Co., Ltd.	834,000	679,057
		2,641,397
Brazil — 7.8%
Ambev SA ADR	442,557	1,380,778
Banco do Brasil SA	186,585	1,901,461
BB Seguridade Participacoes SA	192,524	1,267,004
Cia Energetica de Minas Gerais ADR	409,362	1,076,622
Gerdau SA (Preference Shares)	173,168	1,071,142
Localiza Rent a Car SA	62,342	886,202
Petroleo Brasileiro SA (Preference Shares)	501,792	3,301,242
Porto Seguro SA	104,555	633,023
SLC Agricola SA	79,659	735,314
TIM SA	224,914	682,055
Vale SA	52,520	768,128
WEG SA	188,317	1,589,768
		15,292,739
British Virgin Islands — 0.4%
Arcos Dorados Holdings, Inc.	75,505	853,207
Cayman Islands — 13.7%
3SBio, Inc.*	537,500	516,211
Alibaba Group Holding, Ltd.†	353,108	4,414,472
ASMPT, Ltd.	56,600	550,476
Budweiser Brewing Co. APAC, Ltd.*	207,000	501,648
JD.com, Inc., Class A	119,400	2,446,514
Meituan, Class B*†	141,670	2,657,595
NetEase, Inc.	125,600	2,729,770
PDD Holdings, Inc. ADR†	22,211	1,994,992
Sands China, Ltd.†	157,200	599,661
Tencent Holdings, Ltd.	179,600	8,161,438
Vipshop Holdings, Ltd. ADR†	42,236	795,304
Yihai International Holding, Ltd.	259,000	591,135
ZTO Express Cayman, Inc. ADR	32,396	900,609
		26,859,825
Chile — 0.7%
Banco de Chile	5,325,421	592,881
Cencosud SA	335,635	721,322
		1,314,203
China — 16.9%
Anhui Heli Co, Ltd., Class A	202,100	614,211
Bank of Jiangsu Co, Ltd., Class A	1,082,000	1,093,090
Baoshan Iron & Steel Co, Ltd.	637,600	572,763
China CITIC Bank Corp., Ltd.	1,121,000	540,456
China Merchants Bank Co., Ltd.	382,000	1,883,330
China Merchants Energy Shipping Co., Ltd., Class A	1,140,800	1,020,004
China Pacific Insurance Group Co., Ltd.	578,200	1,549,498
China Railway Group, Ltd.	973,000	637,530
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	111,000	778,285
CMOC Group, Ltd.	1,185,000	790,111
Dongfang Electric Corp., Ltd.	635,400	847,319
ENN Natural Gas Co., Ltd., Class A	285,800	735,820
GF Securities Co., Ltd.	590,000	941,107
Haier Smart Home Co., Ltd.	241,800	789,061
Hubei Jumpcan Pharmaceutical Co., Ltd.	115,600	426,216
Security Description	Shares or Principal Amount	Value

China (continued)
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	154,800	$ 620,781
JA Solar Technology Co., Ltd.	124,200	577,836
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	123,100	582,192
Jiangxi Copper Co., Ltd.	575,000	961,418
Kweichow Moutai Co, Ltd., Class A	5,000	1,315,689
Laobaixing Pharmacy Chain JSC	103,800	413,646
Midea Group Co., Ltd., Class A	70,900	588,490
PetroChina Co., Ltd.	2,644,000	1,929,036
PICC Property & Casualty Co., Ltd.	1,396,000	1,628,896
Ping An Bank Co., Ltd., Class A	475,900	820,385
Ping An Insurance Group Co. of China, Ltd.	314,500	2,268,349
Sanquan Food Co., Ltd.	237,500	547,662
Sichuan Road and Bridge Group Co, Ltd.	424,300	586,572
Sinopharm Group Co., Ltd.	249,600	782,510
Sinotrans, Ltd.	1,595,000	640,135
Suzhou Dongshan Precision Manufacturing Co, Ltd.	166,700	523,886
Tsingtao Brewery Co., Ltd.	158,000	1,416,123
Xiamen Xiangyu Co., Ltd.	589,200	685,926
Yixintang Pharmaceutical Group Co., Ltd.	199,600	715,815
Yutong Bus Co, Ltd.	320,200	621,874
Zhuhai Huafa Properties Co., Ltd., Class A	372,000	572,047
Zhuzhou CRRC Times Electric Co, Ltd.	298,500	1,186,513
		33,204,582
Greece — 1.0%
Hellenic Telecommunications Organization SA	37,545	592,379
Mytilineos SA	19,427	808,689
OPAP SA	31,674	557,557
		1,958,625
Hong Kong — 0.8%
AIA Group, Ltd.	84,400	837,626
BYD Electronic International Co., Ltd.	186,000	713,100
		1,550,726
Hungary — 0.8%
MOL Hungarian Oil & Gas PLC	84,326	665,939
OTP Bank Nyrt	22,115	804,756
		1,470,695
India — 7.5%
HDFC Bank, Ltd. ADR	64,791	4,423,930
ICICI Bank, Ltd. ADR	145,146	3,566,237
Infosys, Ltd. ADR	86,597	1,442,706
Reliance Industries, Ltd. GDR*	69,370	4,335,625
State Bank of India	13,295	999,784
		14,768,282
Indonesia — 0.8%
Bank Mandiri Persero Tbk PT	2,657,800	1,009,012
United Tractors Tbk PT	345,800	631,177
		1,640,189

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Jersey — 0.5%
Wizz Air Holdings Plc*†	16,451	$ 500,997
WNS Holdings, Ltd. ADR†	8,132	562,002
		1,062,999
Malaysia — 0.5%
CIMB Group Holdings Bhd	734,700	904,321
Mexico — 3.0%
Arca Continental SAB de CV	96,886	972,100
Coca-Cola Femsa SAB de CV, ADR	7,758	654,154
Grupo Aeroportuario del Pacifico SAB de CV, Class B	47,562	904,942
Grupo Aeroportuario del Sureste SAB de CV, Class B	28,792	816,871
Grupo Financiero Banorte SAB de CV, Class O	277,836	2,634,506
		5,982,573
Panama — 0.9%
Copa Holdings SA, Class A	14,605	1,723,682
Poland — 1.2%
Bank Polska Kasa Opieki SA	44,307	1,308,531
Dino Polska SA*†	2,178	242,668
Powszechny Zaklad Ubezpieczen SA	74,288	751,661
		2,302,860
Russia — 0.0%
Gazprom PJSC ADR(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC(1)(2)	731,991	0
Sberbank Of Russia PJSC(1)(2)	426,432	0
Severstal PAO GDR(1)(2)	23,993	0
		0
Saudi Arabia — 0.3%
Etihad Etisalat Co.	52,163	651,412
South Africa — 6.0%
Absa Group, Ltd.	116,701	1,236,262
African Rainbow Minerals, Ltd.	59,440	667,230
Bid Corp., Ltd.	34,032	806,092
Bidvest Group, Ltd.	53,739	833,862
Clicks Group, Ltd.	44,659	700,510
FirstRand, Ltd.	625,386	2,545,431
MTN Group, Ltd.	105,480	826,028
Sanlam, Ltd.	208,123	765,402
Shoprite Holdings, Ltd.	97,401	1,407,334
Standard Bank Group, Ltd.	104,289	1,113,816
Woolworths Holdings, Ltd.	178,772	799,707
		11,701,674
South Korea — 16.3%
BGF retail Co., Ltd.	4,739	623,117
DB Insurance Co., Ltd.	9,810	581,065
Hana Financial Group, Inc.	49,892	1,538,270
Hyundai Glovis Co., Ltd.	3,953	540,547
Hyundai Motor Co.	11,026	1,695,443
Industrial Bank of Korea	72,602	591,798
Kia Corp.	35,864	2,326,876
Kumho Petrochemical Co., Ltd.	4,940	465,456
LG Chem, Ltd.	2,535	1,288,730
Orion Corp.	6,800	605,500
Pan Ocean Co., Ltd.	109,074	409,033
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Posco International Corp.	11,148	$ 788,008
Samsung C&T Corp.	13,245	1,073,399
Samsung Electro-Mechanics Co., Ltd.	6,422	732,561
Samsung Electronics Co., Ltd.	178,212	9,758,912
Samsung Engineering Co., Ltd.†	24,383	707,779
Samsung Fire & Marine Insurance Co., Ltd.	3,813	729,904
Samsung Life Insurance Co., Ltd.	13,095	717,084
Samsung SDS Co., Ltd.	6,172	621,243
Samsung Securities Co. Ltd.	21,792	613,763
Shinhan Financial Group Co., Ltd.	62,267	1,712,202
SK Hynix, Inc.	32,344	3,131,252
S-Oil Corp.	13,563	796,979
		32,048,921
Taiwan — 11.3%
Accton Technology Corp.	55,000	668,544
Asia Vital Components Co., Ltd.	52,000	532,799
China Airlines, Ltd.	744,000	590,674
Gigabyte Technology Co., Ltd.	51,000	509,570
Largan Precision Co., Ltd.	10,468	724,481
Micro-Star International Co., Ltd.	103,000	637,472
Novatek Microelectronics Corp.	117,000	1,578,540
Taiwan Semiconductor Manufacturing Co., Ltd.	693,000	12,459,071
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,940	2,373,651
United Microelectronics Corp.	928,000	1,387,873
Wistron Corp.	157,000	706,903
		22,169,578
Thailand — 1.5%
Krung Thai Bank PCL	1,906,400	1,141,765
PTT Exploration & Production PCL	374,700	1,746,037
		2,887,802
Turkey — 0.4%
Ford Otomotiv Sanayi AS	20,307	715,723
United Arab Emirates — 0.5%
Emaar Properties PJSC	578,136	1,064,064
United Kingdom — 1.2%
Anglo American PLC	44,374	1,363,320
Rio Tinto PLC	13,625	900,510
		2,263,830
United States — 1.2%
Yum China Holdings, Inc.	39,874	2,433,112
TOTAL INVESTMENTS (cost $186,052,313)(3)	96.5%	189,467,021
Other assets less liabilities	3.5	6,799,253
NET ASSETS	100.0%	$196,266,274
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $8,754,744 representing 4.5% of net assets.
†	Non-income producing security

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	06/09/2021	374,246	$1,432,145
	07/02/2021	8,678	33,851
	10/01/2021	24,410	121,716
	02/17/2022	23,014	100,173
		430,348	1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	10/30/2020	139,017	65,335
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	02/10/2021	530,190	$371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362
		731,991	494,468	$0	$0.00	0.0%
Sberbank Of Russia PJSC
	10/14/2020	29,436	78,714
	11/12/2020	225,668	743,300
	07/02/2021	10,140	42,670
	10/01/2021	26,632	123,362
	11/24/2021	110,652	475,845
	02/17/2022	23,904	84,946
		426,432	1,548,837	0	0.00	0.0
Severstal PAO GDR
	08/20/2019	1,308	18,680
	03/27/2020	1,319	13,921
	04/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360
		23,993	337,623	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
161	Long	IFSC Nifty 50 Index	August 2023	$6,411,844	$6,389,124	$(22,720)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$ —	$—	$ 0	$ 0
Other Countries	189,467,021	—	—	189,467,021
Total Investments at Value	$189,467,021	$—	$ 0	$189,467,021
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 22,720	$—	$—	$ 22,720
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Pharmaceuticals	11.7%
Oil & Gas	9.1
Banks	8.1
Retail	7.7
Diversified Financial Services	7.6
Aerospace/Defense	4.9
Semiconductors	4.9
Insurance	4.7
Electric	4.6
Chemicals	3.9
Transportation	3.5
Food	2.8
Healthcare-Products	2.7
Machinery-Diversified	2.7
Healthcare-Services	2.3
REITS	2.2
Computers	2.2
Media	2.2
Miscellaneous Manufacturing	2.1
Beverages	2.0
Agriculture	1.9
Cosmetics/Personal Care	1.5
Software	1.4
Telecommunications	1.2
Environmental Control	1.0
Biotechnology	0.5
99.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 4.9%
General Dynamics Corp.	65,312	$ 14,602,457
Northrop Grumman Corp.	29,694	13,213,830
RTX Corp.	259,475	22,815,637
		50,631,924
Agriculture — 1.9%
Philip Morris International, Inc.	199,046	19,848,867
Banks — 8.1%
Bank of America Corp.	533,935	17,085,920
Citigroup, Inc.	111,600	5,318,856
Morgan Stanley	202,376	18,529,547
Northern Trust Corp.	29,698	2,379,404
PNC Financial Services Group, Inc.	93,978	12,864,648
US Bancorp	325,259	12,906,277
Wells Fargo & Co.	315,865	14,580,328
		83,664,980
Beverages — 2.0%
Coca-Cola Co.	167,722	10,387,024
PepsiCo, Inc.	51,963	9,740,984
		20,128,008
Biotechnology — 0.5%
Amgen, Inc.	21,334	4,995,356
Chemicals — 3.9%
Air Products & Chemicals, Inc.	75,011	22,903,109
PPG Industries, Inc.	117,619	16,925,374
		39,828,483
Computers — 2.2%
Accenture PLC, Class A	15,645	4,949,296
Apple, Inc.	21,336	4,191,457
International Business Machines Corp.	54,214	7,816,575
Seagate Technology Holdings PLC	85,181	5,408,993
		22,366,321
Cosmetics/Personal Care — 1.5%
Procter & Gamble Co.	96,491	15,081,543
Diversified Financial Services — 7.6%
American Express Co.	89,519	15,117,969
BlackRock, Inc.	26,319	19,445,793
Capital One Financial Corp.	63,437	7,423,398
Charles Schwab Corp.	192,624	12,732,446
CME Group, Inc.	91,489	18,202,651
T. Rowe Price Group, Inc.	41,276	5,087,680
		78,009,937
Electric — 4.6%
CMS Energy Corp.	110,659	6,757,945
Dominion Energy, Inc.	150,360	8,051,778
NextEra Energy, Inc.	211,689	15,516,804
Public Service Enterprise Group, Inc.	116,102	7,328,358
Xcel Energy, Inc.	153,855	9,651,324
		47,306,209
Environmental Control — 1.0%
Republic Services, Inc.	67,277	10,166,228
Food — 2.8%
Hershey Co.	7,947	1,838,220
Security Description	Shares or Principal Amount	Value

Food (continued)
Mondelez International, Inc., Class A	186,267	$ 13,807,973
Sysco Corp.	173,729	13,257,260
		28,903,453
Healthcare-Products — 2.7%
Abbott Laboratories	84,035	9,355,616
Baxter International, Inc.	106,672	4,824,775
Medtronic PLC	151,545	13,299,589
		27,479,980
Healthcare-Services — 2.3%
UnitedHealth Group, Inc.	46,205	23,396,826
Insurance — 4.7%
Arthur J. Gallagher & Co.	38,994	8,375,911
Chubb, Ltd.	57,836	11,822,257
Hartford Financial Services Group, Inc.	105,598	7,590,384
Marsh & McLennan Cos., Inc.	23,255	4,381,707
MetLife, Inc.	150,431	9,472,640
Progressive Corp.	49,305	6,211,444
		47,854,343
Machinery-Diversified — 2.7%
Deere & Co.	28,129	12,084,219
Dover Corp.	105,133	15,346,264
		27,430,483
Media — 2.2%
Comcast Corp., Class A	492,522	22,291,546
Miscellaneous Manufacturing — 2.1%
Eaton Corp. PLC	60,812	12,485,920
Parker-Hannifin Corp.	21,237	8,707,382
		21,193,302
Oil & Gas — 9.1%
Chevron Corp.	99,499	16,284,006
ConocoPhillips	272,728	32,105,540
EOG Resources, Inc.	139,096	18,434,393
Exxon Mobil Corp.	243,715	26,135,997
		92,959,936
Pharmaceuticals — 11.7%
AbbVie, Inc.	121,725	18,207,625
AmerisourceBergen Corp.	43,826	8,191,079
Becton Dickinson & Co.	35,232	9,816,340
Bristol-Myers Squibb Co.	375,261	23,337,482
Cigna Group	48,165	14,213,492
CVS Health Corp.	111,315	8,314,117
Eli Lilly & Co.	15,490	7,040,980
Johnson & Johnson	116,231	19,472,179
Merck & Co., Inc.	43,290	4,616,879
Pfizer, Inc.	194,491	7,013,345
		120,223,518
REITS — 2.2%
Alexandria Real Estate Equities, Inc.	23,137	2,907,858
AvalonBay Communities, Inc.	24,406	4,604,192
Boston Properties, Inc.	38,476	2,563,656
Prologis, Inc.	65,937	8,225,641
Ventas, Inc.	84,103	4,080,677
		22,382,024

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 7.7%
Best Buy Co., Inc.	81,213	$ 6,744,740
Home Depot, Inc.	40,248	13,436,392
Lowe's Cos., Inc.	15,834	3,709,431
McDonald's Corp.	53,704	15,746,013
Starbucks Corp.	83,240	8,454,687
TJX Cos., Inc.	192,625	16,667,841
Walmart, Inc.	92,000	14,707,120
		79,466,224
Semiconductors — 4.9%
Analog Devices, Inc.	101,938	20,339,689
Lam Research Corp.	3,748	2,692,900
NXP Semiconductors NV	79,068	17,630,583
Texas Instruments, Inc.	55,257	9,946,260
		50,609,432
Software — 1.4%
Microsoft Corp.	42,808	14,380,063
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.2%
Corning, Inc.	203,003	$ 6,889,922
Verizon Communications, Inc.	165,960	5,655,917
		12,545,839
Transportation — 3.5%
Norfolk Southern Corp.	78,464	18,328,406
United Parcel Service, Inc., Class B	92,008	17,217,457
		35,545,863
TOTAL INVESTMENTS (cost $758,215,848)(1)	99.4%	1,018,690,688
Other assets less liabilities	0.6	6,390,459
NET ASSETS	100.0%	$1,025,081,147
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,018,690,688	$—	$—	$1,018,690,688
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Internet	9.9%
Software	8.8
Pharmaceuticals	8.0
Semiconductors	7.0
Banks	6.6
Computers	6.4
Oil & Gas	4.5
Retail	3.6
Diversified Financial Services	3.5
Auto Manufacturers	2.7
Healthcare-Services	2.4
Insurance	2.2
Food	2.0
Electric	1.7
Commercial Services	1.7
Beverages	1.7
Mining	1.7
Biotechnology	1.6
Telecommunications	1.5
Distribution/Wholesale	1.4
Home Builders	1.4
Apparel	1.4
Cosmetics/Personal Care	1.4
Miscellaneous Manufacturing	1.2
Airlines	1.1
REITS	1.1
Transportation	1.0
Electronics	0.8
Electrical Components & Equipment	0.8
Auto Parts & Equipment	0.8
Chemicals	0.8
Building Materials	0.8
Healthcare-Products	0.7
Machinery-Diversified	0.7
Lodging	0.6
Iron/Steel	0.6
Repurchase Agreements	0.6
Aerospace/Defense	0.6
Gas	0.6
Home Furnishings	0.5
Agriculture	0.5
Engineering & Construction	0.5
Media	0.4
Packaging & Containers	0.4
Storage/Warehousing	0.4
Oil & Gas Services	0.3
Advertising	0.3
Private Equity	0.3
Entertainment	0.3
Metal Fabricate/Hardware	0.2
Environmental Control	0.1
100.1%
Country Allocation*
United States	66.2%
United Kingdom	5.8
Japan	5.7
Netherlands	4.3
Switzerland	3.6
France	3.2
Germany	2.1
Ireland	2.0
Canada	1.9
Denmark	1.4

Australia	0.9%
Italy	0.9
Spain	0.7
Cayman Islands	0.4
Bermuda	0.3
Austria	0.2
Hong Kong	0.2
Finland	0.2
Sweden	0.1
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Australia — 0.9%
BHP Group, Ltd. (ASE)	54,148	$ 1,673,440
Qantas Airways, Ltd.†	304,803	1,336,927
		3,010,367
Austria — 0.2%
Erste Group Bank AG	19,843	750,082
Bermuda — 0.3%
Everest Group, Ltd.	2,405	867,026
RenaissanceRe Holdings, Ltd.	1,443	269,495
		1,136,521
Canada — 1.9%
Bombardier, Inc., Class B†	21,587	1,080,455
Celestica, Inc.†	43,805	962,703
Loblaw Cos., Ltd.	12,309	1,092,142
National Bank of Canada	9,809	768,266
Royal Bank of Canada	9,975	988,914
Shawcor, Ltd.†	40,843	622,564
Torex Gold Resources, Inc.†	30,155	423,060
		5,938,104
Cayman Islands — 0.4%
Sands China, Ltd.†	344,800	1,315,288
Denmark — 1.4%
Carlsberg A/S, Class B	7,713	1,156,825
D/S Norden A/S	9,487	475,652
Novo Nordisk A/S, Class B	17,189	2,770,063
		4,402,540
Finland — 0.2%
Nordea Bank Abp	51,350	580,898
France — 3.2%
BNP Paribas SA	24,721	1,631,389
LVMH Moet Hennessy Louis Vuitton SE	3,503	3,266,499
Publicis Groupe SA	11,414	921,399
Schneider Electric SE	10,669	1,900,821
TotalEnergies SE	38,364	2,330,935
		10,051,043
Germany — 2.1%
Allianz SE	6,988	1,670,351
Bayerische Motoren Werke AG	3,936	479,761
Deutsche Lufthansa AG†	124,539	1,256,750
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	9,567	1,169,704
Mercedes-Benz Group AG	12,861	1,027,179
RWE AG	25,807	1,110,306
		6,714,051
Hong Kong — 0.2%
AIA Group, Ltd.	74,600	740,366
Ireland — 2.0%
Eaton Corp. PLC	9,727	1,997,148
Linde PLC	6,134	2,396,370
Trane Technologies PLC	9,235	1,841,828
		6,235,346
Security Description	Shares or Principal Amount	Value

Italy — 0.9%
Intesa Sanpaolo SpA	401,409	$ 1,160,307
UniCredit SpA	66,687	1,686,415
		2,846,722
Japan — 5.7%
Credit Saison Co., Ltd.	41,500	662,180
Fujikura, Ltd.	38,800	323,731
Fuyo General Lease Co., Ltd.	8,600	709,085
Hitachi Zosen Corp.	47,000	308,895
Honda Motor Co., Ltd.	20,600	653,483
ITOCHU Corp.	33,700	1,362,071
Kamigumi Co., Ltd.	32,800	760,372
KDDI Corp.	17,900	526,815
Marubeni Corp.	76,000	1,342,748
Mitsubishi Motors Corp.	163,700	657,723
Mitsui & Co., Ltd.	16,900	658,229
Nippon Express Holdings, Inc.	5,100	298,798
Nippon Telegraph & Telephone Corp.	1,060,000	1,213,749
Sankyo Co., Ltd.	13,000	549,369
Shimamura Co., Ltd.	4,800	475,226
Sony Group Corp.	18,200	1,703,392
Sumitomo Mitsui Financial Group, Inc.	37,100	1,745,668
Sumitomo Warehouse Co., Ltd	72,600	1,247,210
Takasago Thermal Engineering Co., Ltd.	35,200	634,647
Tokio Marine Holdings, Inc.	41,400	948,389
Tokyo Gas Co., Ltd.	26,700	605,261
Toyota Tsusho Corp.	6,000	349,840
Yamato Kogyo Co., Ltd.	7,600	362,678
		18,099,559
Netherlands — 4.3%
Airbus SE	5,282	778,097
ASML Holding NV	5,173	3,709,528
ING Groep NV	95,636	1,396,416
Koninklijke Ahold Delhaize NV	59,424	2,050,593
Koninklijke KPN NV	211,231	764,562
NXP Semiconductors NV	7,234	1,613,037
Prosus NV	16,983	1,345,003
Stellantis NV	72,939	1,495,985
Technip Energies NV	18,542	422,621
		13,575,842
Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	83,949	665,497
Iberdrola SA	61,955	773,497
Industria de Diseno Textil SA	20,725	793,221
		2,232,215
Sweden — 0.1%
SSAB AB, Class B	40,533	247,748
Switzerland — 3.6%
Cie Financiere Richemont SA	8,810	1,417,399
Nestle SA	24,111	2,955,087
Novartis AG	17,679	1,846,255
Roche Holding AG	7,689	2,385,922
UBS Group AG	46,276	1,022,843
Zurich Insurance Group AG	3,571	1,723,154
		11,350,660
United Kingdom — 5.8%
3i Group PLC	33,708	855,233
AstraZeneca PLC	19,012	2,729,277
Balfour Beatty PLC	197,060	883,622

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BP PLC	487,821	$ 3,023,796
Centrica PLC	660,689	1,170,519
JET2 PLC	62,876	906,977
Mitie Group PLC	506,265	661,410
NatWest Group PLC	239,814	751,870
Prudential PLC	58,859	817,684
Rio Tinto PLC	30,237	1,998,439
Shell PLC	102,473	3,111,495
SSE PLC	38,700	837,114
Standard Chartered PLC	83,527	801,170
		18,548,606
United States — 65.6%
AbbVie, Inc.	18,692	2,795,949
Adobe, Inc.†	2,862	1,563,139
AGCO Corp.	4,676	622,376
Agilent Technologies, Inc.	8,063	981,832
Allison Transmission Holdings, Inc.	21,295	1,249,804
Alphabet, Inc., Class C†	84,996	11,313,818
Amazon.com, Inc.†	59,699	7,980,562
Ameriprise Financial, Inc.	2,968	1,034,200
Amgen, Inc.	3,679	861,438
Apple, Inc.	91,445	17,964,370
Applied Materials, Inc.	18,033	2,733,623
Asbury Automotive Group, Inc.†	1,668	376,301
Atkore, Inc.†	4,831	766,535
AutoNation, Inc.†	5,003	805,383
Bank of America Corp.	80,563	2,578,016
Bath & Body Works, Inc.	29,639	1,098,421
Berry Global Group, Inc.	20,868	1,368,315
Boise Cascade Co.	7,835	810,844
BorgWarner, Inc.	28,101	1,306,697
Box, Inc., Class A†	37,540	1,173,125
Boyd Gaming Corp.	11,094	757,942
Bristol-Myers Squibb Co.	23,271	1,447,224
Builders FirstSource, Inc.†	10,202	1,473,475
Cadence Design Systems, Inc.†	8,619	2,016,932
Cardinal Health, Inc.	15,389	1,407,632
Chipotle Mexican Grill, Inc.†	373	731,930
Cigna Group	5,309	1,566,686
Coca-Cola Co.	42,967	2,660,946
Comcast Corp., Class A	30,944	1,400,525
ConocoPhillips	17,167	2,020,899
Copart, Inc.†	10,807	955,231
Costco Wholesale Corp.	1,816	1,018,177
CSX Corp.	56,944	1,897,374
Deckers Outdoor Corp.†	2,371	1,289,089
Deere & Co.	3,314	1,423,694
Dropbox, Inc., Class A†	54,413	1,466,430
e.l.f. Beauty, Inc.†	8,117	947,416
Elevance Health, Inc.	4,092	1,929,910
Eli Lilly & Co.	7,184	3,265,487
Encore Wire Corp.	2,432	415,118
EOG Resources, Inc.	6,325	838,252
Equinix, Inc.	975	789,672
Extreme Networks, Inc.†	40,662	1,081,203
Exxon Mobil Corp.	22,055	2,365,178
Fair Isaac Corp.†	1,612	1,350,808
Fortinet, Inc.†	13,297	1,033,443
Freeport-McMoRan, Inc.	32,028	1,430,050
Gilead Sciences, Inc.	6,584	501,306
HCA Healthcare, Inc.	5,431	1,481,631
Security Description	Shares or Principal Amount	Value

United States (continued)
Hologic, Inc.†	15,580	$ 1,237,364
Inspire Medical Systems, Inc.†	3,152	907,177
Kenvue, Inc.†	9,921	234,929
Lam Research Corp.	3,684	2,646,917
Manhattan Associates, Inc.†	6,226	1,186,800
Mastercard, Inc., Class A	9,256	3,649,456
McKesson Corp.	6,002	2,415,205
Merck & Co., Inc.	19,120	2,039,148
Meta Platforms, Inc., Class A†	19,943	6,353,840
Microsoft Corp.	46,045	15,467,436
Morgan Stanley	24,887	2,278,654
Mueller Industries, Inc.	7,866	637,618
Netflix, Inc.†	5,092	2,235,235
Neurocrine Biosciences, Inc.†	3,176	323,603
NextEra Energy, Inc.	28,087	2,058,777
NVIDIA Corp.	17,774	8,305,612
Oracle Corp.	16,131	1,891,037
Palo Alto Networks, Inc.†	9,196	2,298,632
PepsiCo, Inc.	9,176	1,720,133
PG&E Corp.†	52,105	917,569
Philip Morris International, Inc.	16,007	1,596,218
Pioneer Natural Resources Co.	3,293	743,131
Procter & Gamble Co.	21,113	3,299,962
Progressive Corp.	4,405	554,942
Prologis, Inc.	16,191	2,019,827
PulteGroup, Inc.	12,332	1,040,698
Pure Storage, Inc., Class A†	30,462	1,126,789
QUALCOMM, Inc.	14,882	1,966,954
Quanta Services, Inc.	3,326	670,588
Rambus, Inc.†	17,787	1,113,644
Regeneron Pharmaceuticals, Inc.†	2,185	1,621,073
Ross Stores, Inc.	10,070	1,154,425
S&P Global, Inc.	3,166	1,249,019
Salesforce, Inc.†	6,551	1,474,041
SBA Communications Corp.	2,276	498,330
SeaWorld Entertainment, Inc.†	4,882	270,316
Steel Dynamics, Inc.	13,280	1,415,382
Taylor Morrison Home Corp.†	34,428	1,667,004
Tesla, Inc.†	10,812	2,891,453
TJX Cos., Inc.	13,972	1,208,997
T-Mobile US, Inc.†	9,853	1,357,448
Toll Brothers, Inc.	8,399	674,692
United Rentals, Inc.	3,630	1,686,788
United Therapeutics Corp.†	4,328	1,050,492
UnitedHealth Group, Inc.	8,089	4,096,027
Vertex Pharmaceuticals, Inc.†	2,309	813,553
Visa, Inc., Class A	16,488	3,919,692
Voya Financial, Inc.	17,466	1,297,025
Wells Fargo & Co.	53,390	2,464,482
WEX, Inc.†	5,380	1,018,703
WillScot Mobile Mini Holdings Corp.†	6,482	310,812
Winnebago Industries, Inc.	18,605	1,280,024
Yum! Brands, Inc.	13,611	1,873,826
		208,579,907
Total Long-Term Investment Securities (cost $237,040,691)		316,355,865

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $1,869,639 and collateralized by $2,103,900 of United States Treasury Notes, bearing interest at 1.50% due 01/31/2027 and having an approximate value of $1,906,988 (cost $1,869,556)	$1,869,556	$ 1,869,556
TOTAL INVESTMENTS (cost $238,910,247)(1)	100.1%	318,225,421
Other assets less liabilities	(0.1)	(390,284)
NET ASSETS	100.0%	$317,835,137
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Global Equities Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $1,169,704 representing 0.4% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ASE—Australian Stock Exchange
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$316,355,865	$ —	$—	$316,355,865
Repurchase Agreements	—	1,869,556	—	1,869,556
Total Investments at Value	$316,355,865	$1,869,556	$—	$318,225,421
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Software	12.0%
Internet	10.9
Semiconductors	8.2
Computers	7.5
Retail	6.3
Diversified Financial Services	5.8
Banks	5.5
Pharmaceuticals	5.3
Electric	4.5
Biotechnology	4.1
Miscellaneous Manufacturing	3.3
Healthcare-Services	3.2
Oil & Gas	3.2
Oil & Gas Services	2.4
Machinery-Diversified	2.3
Chemicals	2.2
Beverages	2.1
Aerospace/Defense	1.9
REITS	1.9
Transportation	1.5
Commercial Services	1.5
Insurance	1.3
Auto Manufacturers	1.1
Healthcare-Products	1.1
Building Materials	0.6
Telecommunications	0.2
Repurchase Agreements	0.2
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.9%
Aerospace/Defense — 1.9%
Northrop Grumman Corp.	18,293	$ 8,140,385
Auto Manufacturers — 1.1%
Tesla, Inc.†	17,812	4,763,463
Banks — 5.5%
Morgan Stanley	102,639	9,397,627
Truist Financial Corp.	41,701	1,385,307
US Bancorp	69,139	2,743,435
Wells Fargo & Co.	209,724	9,680,860
		23,207,229
Beverages — 2.1%
Coca-Cola Co.	144,456	8,946,160
Biotechnology — 4.1%
Biogen, Inc.†	14,019	3,787,794
Regeneron Pharmaceuticals, Inc.†	11,211	8,317,553
Vertex Pharmaceuticals, Inc.†	14,477	5,100,826
		17,206,173
Building Materials — 0.6%
Vulcan Materials Co.	12,151	2,679,295
Chemicals — 2.2%
Eastman Chemical Co.	36,746	3,144,723
PPG Industries, Inc.	44,410	6,390,599
		9,535,322
Commercial Services — 1.5%
S&P Global, Inc.	16,320	6,438,403
Computers — 7.5%
Accenture PLC, Class A	15,546	4,917,977
Apple, Inc.	131,618	25,856,356
Seagate Technology Holdings PLC	18,943	1,202,881
		31,977,214
Diversified Financial Services — 5.8%
American Express Co.	42,040	7,099,715
Ameriprise Financial, Inc.	16,683	5,813,192
Mastercard, Inc., Class A	29,340	11,568,175
		24,481,082
Electric — 4.5%
NextEra Energy, Inc.	160,812	11,787,520
PG&E Corp.†	412,400	7,262,364
		19,049,884
Healthcare-Products — 1.1%
Danaher Corp.	17,655	4,503,084
Healthcare-Services — 3.2%
UnitedHealth Group, Inc.	27,187	13,766,681
Insurance — 1.3%
Progressive Corp.	45,180	5,691,776
Internet — 10.9%
Alphabet, Inc., Class A†	103,900	13,789,608
Amazon.com, Inc.†	118,223	15,804,051
Meta Platforms, Inc., Class A†	32,846	10,464,735
Uber Technologies, Inc.†	125,282	6,196,448
		46,254,842
Machinery-Diversified — 2.3%
Deere & Co.	23,071	9,911,302
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 3.3%
Eaton Corp. PLC	51,589	$ 10,592,253
Trane Technologies PLC	17,443	3,478,832
		14,071,085
Oil & Gas — 3.2%
ConocoPhillips	53,887	6,343,578
Pioneer Natural Resources Co.	32,699	7,379,183
		13,722,761
Oil & Gas Services — 2.4%
Baker Hughes Co.	284,700	10,189,413
Pharmaceuticals — 5.3%
AbbVie, Inc.	93,771	14,026,266
Bristol-Myers Squibb Co.	135,232	8,410,078
		22,436,344
REITS — 1.9%
Prologis, Inc.	64,107	7,997,348
Retail — 6.3%
Dollar General Corp.	21,517	3,633,361
Lowe's Cos., Inc.	46,055	10,789,305
McDonald's Corp.	29,822	8,743,810
TJX Cos., Inc.	39,070	3,380,727
		26,547,203
Semiconductors — 8.2%
Advanced Micro Devices, Inc.†	25,843	2,956,439
ASML Holding NV	1,927	1,380,522
NVIDIA Corp.	36,603	17,104,216
NXP Semiconductors NV	59,542	13,276,675
		34,717,852
Software — 12.0%
Intuit, Inc.	8,193	4,192,358
Microsoft Corp.	118,547	39,822,308
Oracle Corp.	57,971	6,795,941
		50,810,607
Telecommunications — 0.2%
Verizon Communications, Inc.	21,321	726,620
Transportation — 1.5%
Norfolk Southern Corp.	27,718	6,474,648
Total Long-Term Investment Securities (cost $379,342,970)		424,246,176
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $657,543 and collateralized by $740,000 bearing interest at 1.50% due 01/31/2027 and having an approximate value of $670,741 (cost $657,514)	$657,514	657,514
TOTAL INVESTMENTS (cost $380,000,484)(1)	100.1%	424,903,690
Other assets less liabilities	(0.1)	(356,291)
NET ASSETS	100.0%	$424,547,399
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$424,246,176	$ —	$—	$424,246,176
Repurchase Agreements	—	657,514	—	657,514
Total Investments at Value	$424,246,176	$657,514	$—	$424,903,690
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	41.9%
Collateralized Mortgage Obligations	10.6
Other Asset Backed Securities	9.1
Banks	8.5
Diversified Financial Services	2.7
Electric	2.4
Pipelines	2.2
Auto Loan Receivables	1.8
REITS	1.5
Healthcare-Services	1.5
Media	1.2
Oil & Gas	1.2
Insurance	1.1
Municipal Securities	1.0
Telecommunications	1.0
Aerospace/Defense	0.8
Repurchase Agreements	0.8
Agriculture	0.8
Semiconductors	0.8
Commercial Services	0.7
Pharmaceuticals	0.7
Mining	0.7
Software	0.6
Food	0.6
Retail	0.5
Computers	0.5
Entertainment	0.4
Gas	0.4
Auto Manufacturers	0.4
Internet	0.3
Chemicals	0.3
Building Materials	0.3
Machinery-Diversified	0.3
Hand/Machine Tools	0.3
Airlines	0.3
Foreign Government Obligations	0.3
Healthcare-Products	0.3
Beverages	0.2
Cosmetics/Personal Care	0.2
Credit Card Receivables	0.2
Short-Term Investments	0.2
Biotechnology	0.1
Packaging & Containers	0.1
Electronics	0.1
Transportation	0.1
Lodging	0.1
Machinery-Construction & Mining	0.1
Water	0.1
100.3%
Credit Quality†#
Aaa	49.3%
Aa	1.1
A	8.9
Baa	20.6
Ba	3.1
B	1.2
Not Rated@	15.8
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 34.4%
Aerospace/Defense — 0.8%
Airbus SE
3.15%, 04/10/2027*	$ 245,000	$ 230,354
3.95%, 04/10/2047*	150,000	124,287
BAE Systems PLC
1.90%, 02/15/2031*	479,000	383,447
3.00%, 09/15/2050*	231,000	156,844
Boeing Co.
2.20%, 02/04/2026	3,651,000	3,369,391
2.75%, 02/01/2026	278,000	260,400
3.25%, 03/01/2028	429,000	393,117
4.88%, 05/01/2025	265,000	261,641
5.04%, 05/01/2027	170,000	168,610
5.15%, 05/01/2030	1,317,000	1,305,827
5.71%, 05/01/2040	1,195,000	1,194,447
5.81%, 05/01/2050	1,698,000	1,707,824
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	190,244
5.40%, 07/31/2033	445,000	448,075
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	41,446
Raytheon Technologies Corp.
3.75%, 11/01/2046	225,000	176,145
4.15%, 05/15/2045	296,000	245,889
4.35%, 04/15/2047	50,000	43,461
4.50%, 06/01/2042	225,000	203,474
5.15%, 02/27/2033	362,000	362,230
TransDigm, Inc.
4.63%, 01/15/2029	2,825,000	2,521,312
		13,788,465
Agriculture — 0.8%
Altria Group, Inc.
2.45%, 02/04/2032	785,000	617,877
BAT Capital Corp.
2.26%, 03/25/2028	355,000	306,906
3.22%, 08/15/2024	917,000	892,451
3.73%, 09/25/2040	240,000	170,710
4.39%, 08/15/2037	495,000	391,191
4.54%, 08/15/2047	613,000	456,035
4.74%, 03/16/2032	3,067,000	2,782,859
BAT International Finance PLC
1.67%, 03/25/2026	270,000	244,701
4.45%, 03/16/2028	2,960,000	2,832,088
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	680,574
Philip Morris International, Inc.
5.13%, 11/17/2027 to 02/15/2030	3,202,000	3,191,540
5.63%, 11/17/2029	495,000	506,395
		13,073,327
Airlines — 0.3%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	159,216	139,563
3.55%, 07/15/2031*	224,688	192,459
4.13%, 11/15/2026*	226,965	213,166
American Airlines Pass-Through Trust
3.00%, 04/15/2030	107,383	95,770
3.70%, 04/01/2028	193,089	176,802
British Airways Pass-Through Trust
3.30%, 06/15/2034*	341,301	297,279
3.80%, 03/20/2033*	224,536	204,867
Security Description	Shares or Principal Amount	Value

Airlines (continued)
4.13%, 03/20/2033*	$ 302,002	$ 269,876
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	66,413	64,492
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	155,234	136,763
United Airlines Pass-Through Trust
2.70%, 11/01/2033	511,963	428,545
3.10%, 04/07/2030	432,648	368,422
3.50%, 09/01/2031	429,029	387,442
3.65%, 07/07/2027	121,655	111,964
3.70%, 09/01/2031	611,778	527,577
4.00%, 10/11/2027	210,117	198,661
4.15%, 10/11/2025 to 02/25/2033	724,734	685,268
4.55%, 02/25/2033	375,520	334,921
4.60%, 09/01/2027	200,100	188,237
		5,022,074
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.
1.20%, 10/15/2024	260,000	246,419
2.35%, 01/08/2031	172,000	136,350
2.70%, 06/10/2031	695,000	558,490
3.80%, 04/07/2025	325,000	315,534
Hyundai Capital America
1.30%, 01/08/2026*	215,000	193,625
1.50%, 06/15/2026*	380,000	337,867
1.80%, 10/15/2025 to 01/10/2028*	685,000	599,994
2.38%, 10/15/2027*	260,000	227,865
3.00%, 02/10/2027*	200,000	183,432
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	318,074
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	355,000	305,650
3.20%, 09/26/2026*	1,851,000	1,736,205
3.75%, 05/13/2030*	736,000	668,944
		5,828,449
Auto Parts & Equipment — 0.0%
Lear Corp.
2.60%, 01/15/2032	220,000	172,731
Banks — 8.5%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	423,934
AIB Group PLC
4.26%, 04/10/2025*	270,000	265,107
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	191,893
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	478,389
Banco Santander SA
1.72%, 09/14/2027	200,000	175,584
1.85%, 03/25/2026	400,000	360,642
2.75%, 05/28/2025	400,000	378,436
5.59%, 08/08/2028	1,000,000	1,000,000
Bank of America Corp.
1.66%, 03/11/2027	145,000	130,708
1.90%, 07/23/2031	290,000	230,887
2.57%, 10/20/2032	3,990,000	3,238,220
3.37%, 01/23/2026	200,000	192,798

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
3.71%, 04/24/2028	$ 1,000,000	$ 938,113
4.25%, 10/22/2026	270,000	260,734
4.38%, 04/27/2028	705,000	678,872
5.08%, 01/20/2027	544,000	538,171
5.20%, 04/25/2029	920,000	913,778
5.29%, 04/25/2034	1,000,000	992,369
5.88%, 03/15/2028(1)	2,572,000	2,398,519
6.10%, 03/17/2025(1)	3,305,000	3,278,435
6.50%, 10/23/2024(1)	2,114,000	2,104,487
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	376,446
6.25%, 09/16/2026*	534,000	531,947
Bank of Montreal
3.80%, 12/15/2032	167,000	148,078
Bank of Nova Scotia
4.85%, 02/01/2030	653,000	633,420
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028*	820,000	829,388
5.90%, 07/13/2026*	960,000	963,716
Barclays PLC
1.01%, 12/10/2024	705,000	691,647
2.89%, 11/24/2032	2,322,000	1,849,499
4.97%, 05/16/2029	1,576,000	1,511,425
BNP Paribas SA
1.32%, 01/13/2027*	210,000	187,984
2.16%, 09/15/2029*	933,000	783,176
3.13%, 01/20/2033*	315,000	261,650
BPCE SA
1.00%, 01/20/2026*	570,000	509,772
1.65%, 10/06/2026*	342,000	309,639
2.28%, 01/20/2032*	410,000	319,014
4.50%, 03/15/2025*	2,200,000	2,122,164
4.63%, 07/11/2024*	600,000	588,781
5.98%, 01/18/2027*	285,000	283,897
Citigroup, Inc.
2.56%, 05/01/2032	910,000	743,112
2.67%, 01/29/2031	3,715,000	3,142,682
3.06%, 01/25/2033	342,000	285,551
3.20%, 10/21/2026	194,000	181,887
3.52%, 10/27/2028	200,000	185,588
3.67%, 07/24/2028	1,380,000	1,288,108
3.89%, 01/10/2028	800,000	757,872
4.30%, 11/20/2026	540,000	518,653
4.40%, 06/10/2025	190,000	185,220
4.45%, 09/29/2027	53,000	50,980
Commonwealth Bank of Australia
3.31%, 03/11/2041*	250,000	172,253
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	457,567
Credit Agricole SA
1.25%, 01/26/2027*	769,000	686,894
2.81%, 01/11/2041*	345,000	230,132
4.38%, 03/17/2025*	200,000	193,732
Credit Suisse AG
1.25%, 08/07/2026	1,510,000	1,314,830
7.50%, 02/15/2028	250,000	264,935
7.95%, 01/09/2025	678,000	693,315
Credit Suisse Group AG
1.31%, 02/02/2027*	780,000	690,745
2.19%, 06/05/2026*	250,000	231,858
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.87%, 01/12/2029*	$ 250,000	$ 228,470
Danske Bank A/S
6.47%, 01/09/2026*	275,000	276,164
Deutsche Bank AG
2.13%, 11/24/2026	390,000	353,374
2.22%, 09/18/2024	555,000	551,168
2.31%, 11/16/2027	2,717,000	2,386,862
3.70%, 05/30/2024	450,000	440,691
6.72%, 01/18/2029	2,978,000	3,032,396
7.15%, 07/13/2027	545,000	555,828
DNB Bank ASA
1.61%, 03/30/2028*	675,000	584,739
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	400,000	402,569
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	451,312
1.99%, 01/27/2032	1,250,000	984,569
2.38%, 07/21/2032	365,000	291,653
2.60%, 02/07/2030	3,000,000	2,551,624
2.64%, 02/24/2028	599,000	542,345
3.27%, 09/29/2025	484,000	469,418
3.69%, 06/05/2028	1,308,000	1,231,697
4.41%, 04/23/2039	530,000	468,216
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	518,088
2.21%, 08/17/2029	415,000	349,237
2.36%, 08/18/2031	580,000	465,815
4.00%, 03/09/2026(1)	1,271,000	1,116,632
4.29%, 09/12/2026	200,000	193,261
4.70%, 03/09/2031(1)	3,212,000	2,551,449
6.10%, 01/14/2042	230,000	246,482
7.39%, 11/03/2028	565,000	596,751
8.11%, 11/03/2033	600,000	665,200
ING Groep NV
1.73%, 04/01/2027	225,000	201,832
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	2,899,582
2.96%, 05/13/2031	1,708,000	1,467,378
3.51%, 01/23/2029	3,928,000	3,646,125
4.01%, 04/23/2029	5,046,000	4,774,254
KeyCorp
4.79%, 06/01/2033	110,000	97,627
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	408,604
3.75%, 01/11/2027	1,106,000	1,044,968
4.38%, 03/22/2028	221,000	210,103
4.50%, 11/04/2024	440,000	431,154
4.58%, 12/10/2025	200,000	192,808
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	260,881
6.13%, 03/08/2027*(1)	3,380,000	3,093,285
Macquarie Group, Ltd.
1.34%, 01/12/2027*	380,000	340,179
4.44%, 06/21/2033*	7,177,000	6,383,121
5.03%, 01/15/2030*	300,000	291,841
6.21%, 11/22/2024*	568,000	567,880
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	390,000	347,283
2.05%, 07/17/2030	4,800,000	3,885,679
3.75%, 07/18/2039	355,000	299,321
5.24%, 04/19/2029	280,000	275,854

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	$ 481,000	$ 424,624
2.23%, 05/25/2026	680,000	634,112
2.87%, 09/13/2030	337,000	287,079
5.78%, 07/06/2029	355,000	356,592
Morgan Stanley
2.51%, 10/20/2032	3,649,000	2,942,399
2.70%, 01/22/2031	272,000	232,087
3.13%, 07/27/2026	73,000	68,542
3.22%, 04/22/2042	705,000	532,701
3.59%, 07/22/2028(2)	533,000	496,264
3.77%, 01/24/2029	278,000	260,172
4.30%, 01/27/2045	275,000	241,620
4.35%, 09/08/2026	75,000	72,473
4.43%, 01/23/2030	457,000	436,212
4.46%, 04/22/2039	300,000	270,148
5.16%, 04/20/2029	765,000	756,942
5.42%, 07/21/2034	1,632,000	1,630,717
5.45%, 07/20/2029	688,000	689,450
National Australia Bank, Ltd.
2.33%, 08/21/2030*	300,000	234,869
3.93%, 08/02/2034*	470,000	405,068
Natwest Group PLC
3.75%, 11/01/2029	477,000	452,952
4.45%, 05/08/2030	250,000	231,847
4.80%, 04/05/2026	200,000	194,721
4.89%, 05/18/2029	400,000	382,341
NatWest Group PLC
4.27%, 03/22/2025	200,000	197,544
6.02%, 03/02/2034	771,000	778,310
Nordea Bank Abp
5.38%, 09/22/2027*	345,000	341,712
Northern Trust Corp.
3.38%, 05/08/2032	105,000	94,585
PNC Bank NA
2.50%, 08/27/2024	375,000	362,247
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	606,000	584,660
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	407,304
6.53%, 01/10/2029	800,000	808,278
6.83%, 11/21/2026	418,000	423,640
Societe Generale SA
1.49%, 12/14/2026*	997,000	890,733
1.79%, 06/09/2027*	420,000	370,658
2.89%, 06/09/2032*	980,000	773,516
3.00%, 01/22/2030*	352,000	295,402
4.25%, 04/14/2025*	676,000	651,772
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	384,127
2.82%, 01/30/2026*	460,000	436,636
4.87%, 03/15/2033*	250,000	229,233
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,014,081
2.63%, 07/14/2026	188,000	173,856
3.04%, 07/16/2029	1,142,000	1,001,315
5.52%, 01/13/2028	330,000	332,154
5.71%, 01/13/2030	330,000	334,152
Sumitomo Mitsui Trust Bank, Ltd.
0.85%, 03/25/2024*	711,000	688,308
Security Description	Shares or Principal Amount	Value

Banks (continued)
Toronto-Dominion Bank
5.52%, 07/17/2028	$ 335,000	$ 338,459
5.53%, 07/17/2026	895,000	899,042
Truist Financial Corp.
4.00%, 05/01/2025	53,000	51,429
6.05%, 06/08/2027	550,000	551,023
UBS Group AG
2.59%, 09/11/2025*	608,000	583,375
4.13%, 09/24/2025*	1,627,000	1,565,472
4.28%, 01/09/2028*	250,000	235,062
4.38%, 02/10/2031*(1)	3,708,000	2,766,353
UniCredit SpA
1.98%, 06/03/2027*	330,000	292,723
2.57%, 09/22/2026*	420,000	384,418
5.86%, 06/19/2032*	300,000	275,655
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,350,252
4.40%, 06/14/2046	131,000	106,982
4.90%, 11/17/2045	112,000	98,458
5.56%, 07/25/2034	485,000	486,913
5.57%, 07/25/2029	1,435,000	1,442,606
Westpac Banking Corp.
2.89%, 02/04/2030	1,841,000	1,729,327
3.13%, 11/18/2041	447,000	298,771
4.32%, 11/23/2031	300,000	279,895
		142,517,772
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	943,000	914,282
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	65,000	59,758
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	540,000	500,659
4.44%, 10/06/2048	405,000	361,065
5.45%, 01/23/2039	1,320,000	1,359,050
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	335,000	261,548
2.75%, 01/22/2030	174,000	154,251
Constellation Brands, Inc.
5.25%, 11/15/2048	85,000	80,792
Molson Coors Beverage Co.
4.20%, 07/15/2046	166,000	136,302
		3,827,707
Biotechnology — 0.1%
Amgen, Inc.
1.65%, 08/15/2028	265,000	227,031
5.25%, 03/02/2033	600,000	598,818
Baxalta, Inc.
5.25%, 06/23/2045	14,000	13,567
Gilead Sciences, Inc.
2.60%, 10/01/2040	605,000	434,425
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	719,692
Royalty Pharma PLC
1.20%, 09/02/2025	193,000	175,453
2.15%, 09/02/2031	287,000	224,427
		2,393,413

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials — 0.3%
CRH America, Inc.
5.13%, 05/18/2045*	$ 200,000	$ 181,241
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	208,000	195,651
Masco Corp.
2.00%, 10/01/2030	170,000	135,608
6.50%, 08/15/2032	250,000	259,105
Standard Industries, Inc.
3.38%, 01/15/2031*	1,200,000	969,066
4.38%, 07/15/2030*	3,257,000	2,827,353
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,064,908
		5,632,932
Chemicals — 0.3%
Albemarle Corp.
5.45%, 12/01/2044	150,000	139,115
Axalta Coating Systems LLC
3.38%, 02/15/2029*	1,625,000	1,390,729
Celanese US Holdings LLC
6.05%, 03/15/2025	358,000	357,665
DuPont de Nemours, Inc.
5.32%, 11/15/2038	165,000	163,561
EIDP, Inc.
4.50%, 05/15/2026	502,000	492,874
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027*	290,000	246,219
2.30%, 11/01/2030*	2,675,000	2,131,044
5.00%, 09/26/2048	143,000	122,228
LYB International Finance BV
4.88%, 03/15/2044	300,000	260,212
Nutrien, Ltd.
4.13%, 03/15/2035	300,000	264,602
4.20%, 04/01/2029	75,000	71,138
5.00%, 04/01/2049	110,000	98,067
		5,737,454
Commercial Services — 0.7%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	1,989,000	1,934,364
Element Fleet Management Corp.
1.60%, 04/06/2024*	1,642,000	1,589,416
6.27%, 06/26/2026*	355,000	356,662
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	173,031
7.00%, 10/15/2037*	1,038,000	1,188,758
Ford Foundation
2.82%, 06/01/2070	175,000	108,556
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	3,935,000	3,312,437
3.20%, 08/15/2029	477,000	420,308
5.30%, 08/15/2029	169,000	165,811
Pepperdine University
3.30%, 12/01/2059	290,000	198,942
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	443,564
2.90%, 10/01/2030	710,000	603,089
S&P Global, Inc.
2.90%, 03/01/2032	382,000	330,407
4.25%, 05/01/2029	606,000	589,557
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Triton Container International, Ltd.
1.15%, 06/07/2024*	$ 550,000	$ 524,148
University of Southern California
3.23%, 10/01/2120	280,000	169,775
Verisk Analytics, Inc.
5.75%, 04/01/2033	395,000	408,453
		12,517,278
Computers — 0.5%
Apple, Inc.
2.70%, 08/05/2051	890,000	615,090
3.45%, 02/09/2045	519,000	432,537
3.85%, 08/04/2046	362,000	314,779
CGI, Inc.
2.30%, 09/14/2031	776,000	605,540
Dell International LLC/EMC Corp.
5.25%, 02/01/2028	1,043,000	1,045,247
5.30%, 10/01/2029	4,423,000	4,411,492
6.02%, 06/15/2026	329,000	333,540
Leidos, Inc.
2.30%, 02/15/2031	235,000	188,059
		7,946,284
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	885,000	772,735
Haleon US Capital LLC
3.38%, 03/24/2029	1,339,000	1,227,616
3.63%, 03/24/2032	1,762,000	1,577,370
		3,577,721
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.60%, 06/15/2045	104,000	96,944
Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	230,000	207,789
2.45%, 10/29/2026	335,000	301,261
2.88%, 08/14/2024	550,000	531,447
3.00%, 10/29/2028	1,665,000	1,452,679
3.30%, 01/30/2032	1,879,000	1,541,747
4.50%, 09/15/2023	496,000	494,941
6.50%, 07/15/2025	1,719,000	1,731,025
Air Lease Corp.
2.88%, 01/15/2026	500,000	467,669
3.25%, 03/01/2025 to 10/01/2029	969,000	864,134
3.38%, 07/01/2025	344,000	328,202
3.75%, 06/01/2026	244,000	232,741
Aviation Capital Group LLC
5.50%, 12/15/2024*	524,000	514,827
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,580,240
2.53%, 11/18/2027*	3,265,000	2,798,951
2.75%, 02/21/2028*	1,350,000	1,157,076
2.88%, 02/15/2025*	219,000	205,827
3.95%, 07/01/2024*	2,041,000	1,985,657
4.25%, 04/15/2026*	1,194,000	1,122,178
4.38%, 05/01/2026*	395,000	371,270
5.25%, 05/15/2024*	3,833,000	3,782,478
5.50%, 01/15/2026*	1,270,000	1,237,664

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	$ 110,000	$ 86,668
BOC Aviation, Ltd.
3.50%, 10/10/2024*	200,000	193,914
Brookfield Finance, Inc.
3.90%, 01/25/2028	148,000	138,315
4.70%, 09/20/2047	35,000	29,657
4.85%, 03/29/2029	197,000	189,777
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	368,342
4.20%, 10/29/2025	100,000	96,275
5.82%, 02/01/2034	1,300,000	1,263,304
6.38%, 06/08/2034	1,300,000	1,312,404
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	2,988,970
5.85%, 05/19/2034	1,255,000	1,293,261
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,180,842
Global Aircraft Leasing Co., Ltd.
6.50%, 09/15/2024*(3)(4)	2,030,749	1,913,798
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	171,000	163,451
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	1,916,435
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	798,475
Nasdaq, Inc.
5.55%, 02/15/2034	185,000	186,663
Nomura Holdings, Inc.
2.65%, 01/16/2025	545,000	518,303
2.68%, 07/16/2030	350,000	284,955
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	62,000	61,492
Raymond James Financial, Inc.
4.95%, 07/15/2046	1,428,000	1,281,297
Toll Road Investors Partnership II LP
Zero Coupon 02/15/2026 to 02/15/2043*	7,153,834	3,883,088
		46,059,489
Electric — 2.4%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	67,203
Alabama Power Co.
3.75%, 03/01/2045	50,000	39,225
4.10%, 01/15/2042	63,000	50,650
5.70%, 02/15/2033	100,000	101,868
Alexander Funding Trust
1.84%, 11/15/2023*	500,000	492,423
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	289,185
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,677,421
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	161,974
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	176,000	185,024
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,868,137
Security Description	Shares or Principal Amount	Value

Electric (continued)
Calpine Corp.
3.75%, 03/01/2031*	$ 1,405,000	$ 1,151,639
CenterPoint Energy, Inc.
1.45%, 06/01/2026	460,000	412,546
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	263,119
5.95%, 12/15/2036	100,000	98,593
CMS Energy Corp.
2.95%, 02/15/2027	116,000	107,222
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	93,658
Constellation Energy Generation LLC
5.75%, 10/01/2041	325,000	315,484
5.80%, 03/01/2033	492,000	504,288
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	156,101
DTE Electric Co.
3.70%, 03/15/2045	111,000	87,384
Duke Energy Carolinas LLC
6.00%, 12/01/2028	200,000	208,067
Duke Energy Corp.
3.75%, 09/01/2046	705,000	538,109
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	103,536
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	211,384
4.15%, 12/01/2044	180,000	150,388
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	282,161
3.62%, 08/01/2027*	400,000	361,813
Edison International
3.55%, 11/15/2024	734,000	711,317
Electricite de France SA
4.88%, 09/21/2038*	1,201,000	1,020,882
6.90%, 05/23/2053*	983,000	1,035,554
Emera US Finance LP
4.75%, 06/15/2046	320,000	257,173
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	2,935,968
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	365,409
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	155,761
3.05%, 06/01/2031	145,000	124,660
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	82,789
Evergy, Inc.
2.90%, 09/15/2029	450,000	392,772
Fells Point Funding Trust
3.05%, 01/31/2027*	1,205,456	1,110,535
FirstEnergy Corp.
2.65%, 03/01/2030	2,230,000	1,879,332
3.40%, 03/01/2050	1,244,000	849,901
5.10%, 07/15/2047	1,007,000	913,148
Fortis, Inc.
3.06%, 10/04/2026	186,000	172,352
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	180,317
4.95%, 09/22/2027*	585,000	578,361
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,372,218

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
4.30%, 01/15/2026*	$ 245,000	$ 237,101
6.15%, 06/01/2037	100,000	104,015
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	180,891
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	140,000	132,623
Nevada Power Co.
5.38%, 09/15/2040	96,000	90,579
New England Power Co.
3.80%, 12/05/2047*	140,000	109,483
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	105,542
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	360,867
3.51%, 10/01/2024*	360,000	347,922
NRG Energy, Inc.
2.00%, 12/02/2025*	355,000	319,863
2.45%, 12/02/2027*	395,000	335,261
4.45%, 06/15/2029*	300,000	266,797
Ohio Power Co.
2.90%, 10/01/2051	335,000	218,287
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	297,895
Pacific Gas & Electric Co.
2.95%, 03/01/2026	1,185,000	1,091,207
3.00%, 06/15/2028	1,428,000	1,241,464
3.30%, 08/01/2040	3,970,000	2,728,337
3.45%, 07/01/2025	290,000	275,621
3.75%, 08/15/2042	75,000	51,994
4.30%, 03/15/2045	130,000	93,521
4.45%, 04/15/2042	420,000	319,048
6.40%, 06/15/2033	265,000	266,317
PacifiCorp
5.50%, 05/15/2054	28,000	25,477
Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	68,601
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	128,350
PG&E Recovery Funding LLC
5.54%, 07/15/2049	420,000	423,715
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	287,416
5.10%, 06/01/2054	385,000	382,864
5.21%, 12/01/2049	205,000	204,034
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	227,459
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	163,388
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	37,600
Public Service Co. of Oklahoma
6.63%, 11/15/2037	450,000	480,852
Public Service Electric & Gas Co.
2.25%, 09/15/2026	70,000	64,849
5.70%, 12/01/2036	100,000	100,632
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	300,632
SCE Recovery Funding LLC
4.70%, 06/15/2042	405,000	397,538
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.11%, 12/14/2049	$ 165,000	$ 161,747
Sigeco Securitization I LLC
5.03%, 11/15/2036(5)	383,000	379,371
Southern California Edison Co.
3.65%, 03/01/2028	200,000	187,213
4.05%, 03/15/2042	350,000	281,710
5.55%, 01/15/2036	100,000	98,533
5.88%, 12/01/2053	447,000	458,996
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	83,407
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	85,913
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	154,763
Wisconsin Energy Corp.
3.55%, 06/15/2025	55,000	52,351
Xcel Energy, Inc.
3.35%, 12/01/2026	220,000	207,130
		39,736,227
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,117,713
3.88%, 01/12/2028	133,000	123,722
		2,241,435
Entertainment — 0.4%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,922,000	2,429,238
5.14%, 03/15/2052	2,618,000	2,127,996
5.39%, 03/15/2062	1,048,000	852,256
WMG Acquisition Corp.
3.00%, 02/15/2031*	1,767,000	1,444,540
		6,854,030
Food — 0.6%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	353,781
Campbell Soup Co.
3.13%, 04/24/2050	145,000	99,725
Conagra Brands, Inc.
5.30%, 11/01/2038	105,000	99,179
Indofood CBP Sukses Makmur Tbk PT
3.54%, 04/27/2032	2,816,000	2,361,867
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 01/15/2030*	2,525,000	2,442,609
Kellogg Co.
5.25%, 03/01/2033	465,000	467,553
Kraft Heinz Foods Co.
4.38%, 06/01/2046	304,000	257,661
4.63%, 10/01/2039	400,000	360,752
Kroger Co.
5.00%, 04/15/2042	400,000	363,774
McCormick & Co., Inc.
2.50%, 04/15/2030	751,000	634,156
Post Holdings, Inc.
4.50%, 09/15/2031*	120,000	102,167
4.63%, 04/15/2030*	681,000	600,116
5.50%, 12/15/2029*	801,000	743,871

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Smithfield Foods, Inc.
3.00%, 10/15/2030*	$ 730,000	$ 582,154
		9,469,365
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(6)(7)	498,800	124,700
Pindo Deli Pulp & Paper Mills VRS
(3 ML+3.00%), 8.63%, 04/28/2027*(6)(8)	1,375,254	0
		124,700
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	272,671
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	227,423
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,201,382
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	189,274
NiSource, Inc.
1.70%, 02/15/2031	360,000	281,529
2.95%, 09/01/2029	245,000	217,817
3.60%, 05/01/2030	1,413,000	1,276,553
Southern California Gas Co.
2.55%, 02/01/2030	666,000	572,302
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	197,498
3.25%, 06/15/2026	85,000	80,515
3.95%, 10/01/2046	71,000	54,329
		6,571,293
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028*	829,000	823,940
6.30%, 02/15/2030*	2,533,000	2,528,847
6.40%, 04/15/2033*	1,964,000	1,958,784
		5,311,571
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/2030*	556,000	472,859
2.75%, 09/23/2026*	716,000	660,526
3.00%, 09/23/2029*	1,740,000	1,532,561
5.38%, 12/06/2032*	707,000	714,454
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	90,566
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	163,638
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	695,000	565,810
		4,200,414
Healthcare-Services — 1.5%
Adventist Health System
5.43%, 03/01/2032	2,427,000	2,415,577
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	400,000	281,315
Children's Hospital
2.93%, 07/15/2050	340,000	218,342
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Children's Hospital Corp.
2.59%, 02/01/2050	$ 270,000	$ 169,299
CommonSpirit Health
1.55%, 10/01/2025	275,000	251,024
2.78%, 10/01/2030	275,000	232,830
3.91%, 10/01/2050	275,000	210,930
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	234,135
Elevance Health, Inc.
4.10%, 03/01/2028	105,000	100,975
4.65%, 08/15/2044	180,000	160,680
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	524,067
2.88%, 09/01/2050	400,000	266,857
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	500,670
HCA, Inc.
3.50%, 07/15/2051	137,000	94,140
4.13%, 06/15/2029	2,177,000	2,019,713
4.38%, 03/15/2042*	1,780,000	1,457,444
4.63%, 03/15/2052*	1,173,000	963,152
5.13%, 06/15/2039	335,000	309,540
5.25%, 06/15/2026	1,365,000	1,352,690
5.50%, 06/15/2047	390,000	364,142
Humana, Inc.
5.88%, 03/01/2033	2,394,000	2,491,535
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,210,224
Memorial Health Services
3.45%, 11/01/2049	620,000	454,919
MidMichigan Health
3.41%, 06/01/2050	155,000	107,831
MultiCare Health System
2.80%, 08/15/2050	235,000	142,429
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	466,689
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	186,132
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	291,690
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	76,829
Quest Diagnostics, Inc.
3.45%, 06/01/2026	56,000	53,608
Texas Health Resources
2.33%, 11/15/2050	220,000	127,241
4.33%, 11/15/2055	400,000	347,714
Toledo Hospital
5.33%, 11/15/2028	3,425,000	2,782,812
5.75%, 11/15/2038	1,296,000	1,284,201
Tower Health
4.45%, 02/01/2050	3,152,000	1,449,920
UnitedHealth Group, Inc.
3.25%, 05/15/2051	345,000	253,839
3.50%, 08/15/2039	420,000	349,455
4.63%, 07/15/2035	260,000	254,637
5.88%, 02/15/2053	250,000	275,166
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	237,328
		24,971,721

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 1.1%
AIA Group, Ltd.
3.20%, 09/16/2040*	$ 250,000	$ 185,820
3.90%, 04/06/2028*	250,000	239,108
Allied World Assurance Co. Holdings, Ltd.
4.35%, 10/29/2025	2,500,000	2,407,477
Aon Corp.
3.75%, 05/02/2029	3,568,000	3,330,450
Assurant, Inc.
4.20%, 09/27/2023	51,000	50,756
Athene Global Funding
1.45%, 01/08/2026*	470,000	416,795
2.50%, 01/14/2025*	129,000	121,503
2.75%, 06/25/2024*	180,000	174,073
2.95%, 11/12/2026*	1,125,000	1,013,735
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	410,000	335,579
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	736,205
4.95%, 03/17/2052	2,155,000	1,841,905
F&G Global Funding
1.75%, 06/30/2026*	380,000	338,046
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	467,073
4.85%, 04/17/2028	2,552,000	2,480,084
5.63%, 08/16/2032	1,822,000	1,775,097
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	51,992
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	197,816
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	208,818
Liberty Mutual Group, Inc.
4.57%, 02/01/2029*	350,000	341,784
New York Life Global Funding
3.00%, 01/10/2028*	162,000	149,036
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	246,398
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	405,000	345,920
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	189,784
Prudential Insurance Co. of America
8.30%, 07/01/2025*	200,000	206,714
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	164,340
		18,016,308
Internet — 0.3%
Amazon.com, Inc.
3.88%, 08/22/2037	400,000	362,557
3.95%, 04/13/2052	655,000	561,526
Match Group Holdings II LLC
3.63%, 10/01/2031*	2,597,000	2,137,850
Meta Platforms, Inc.
5.60%, 05/15/2053	525,000	540,586
Security Description	Shares or Principal Amount	Value

Internet (continued)
Prosus NV
3.68%, 01/21/2030*	$ 2,510,000	$ 2,142,959
		5,745,478
Iron/Steel — 0.0%
Nucor Corp.
2.98%, 12/15/2055	100,000	63,526
Steel Dynamics, Inc.
1.65%, 10/15/2027	169,000	144,497
		208,023
Lodging — 0.1%
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,470,263
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.
4.13%, 06/30/2028*	873,000	794,591
Caterpillar, Inc.
6.05%, 08/15/2036	100,000	109,850
		904,441
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
4.20%, 01/15/2024	539,000	534,653
CNH Industrial NV
3.85%, 11/15/2027	713,000	674,373
nVent Finance SARL
4.55%, 04/15/2028	225,000	213,970
Otis Worldwide Corp.
2.57%, 02/15/2030	710,000	611,793
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/2028	3,564,000	3,469,811
		5,504,600
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	2,952,830
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	535,000	358,351
3.70%, 04/01/2051	525,000	333,191
4.80%, 03/01/2050	510,000	386,476
5.25%, 04/01/2053	4,380,000	3,548,515
5.38%, 04/01/2038	138,000	118,606
6.38%, 10/23/2035	602,000	591,262
6.83%, 10/23/2055	175,000	166,053
Comcast Corp.
2.89%, 11/01/2051	494,000	328,614
3.20%, 07/15/2036	300,000	246,632
3.25%, 11/01/2039	1,090,000	860,094
3.90%, 03/01/2038	273,000	235,919
4.20%, 08/15/2034	630,000	584,202
5.35%, 05/15/2053	360,000	361,527
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	156,532
3.35%, 09/15/2026*	134,000	125,680
CSC Holdings LLC
4.13%, 12/01/2030*	1,575,000	1,138,765
4.50%, 11/15/2031*	2,150,000	1,542,394

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Discovery Communications LLC
4.00%, 09/15/2055	$ 482,000	$ 319,503
4.65%, 05/15/2050	1,355,000	1,029,902
5.20%, 09/20/2047	10,000	8,204
Sirius XM Radio, Inc.
4.13%, 07/01/2030*	2,165,000	1,783,029
5.50%, 07/01/2029*	812,000	741,899
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,086,117
5.50%, 09/01/2041	700,000	585,323
		20,589,620
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	136,547
4.38%, 06/15/2045	100,000	88,783
		225,330
Mining — 0.7%
Anglo American Capital PLC
2.25%, 03/17/2028*	1,326,000	1,146,720
2.88%, 03/17/2031*	1,551,000	1,280,540
3.63%, 09/11/2024*	200,000	195,163
3.88%, 03/16/2029*	1,901,000	1,734,338
4.75%, 03/16/2052*	2,499,000	2,064,084
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,113,000	1,816,997
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	1,032,257
2.85%, 04/27/2031*	2,121,000	1,745,338
Novelis Corp.
3.25%, 11/15/2026*	411,000	373,467
3.88%, 08/15/2031*	1,039,000	865,179
		12,254,083
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	297,256
Parker-Hannifin Corp.
4.45%, 11/21/2044	180,000	158,087
		455,343
Oil & Gas — 1.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	295,103
2.94%, 06/04/2051	500,000	339,216
Ecopetrol SA
4.13%, 01/16/2025	180,000	174,039
5.38%, 06/26/2026	193,000	185,751
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	2,091,000	1,952,471
Eni SpA
4.00%, 09/12/2023*	2,645,000	2,637,490
4.25%, 05/09/2029*	1,407,000	1,338,782
Eni USA, Inc.
7.30%, 11/15/2027	200,000	214,097
EQT Corp.
3.63%, 05/15/2031*	807,000	698,531
3.90%, 10/01/2027	1,442,000	1,351,814
5.00%, 01/15/2029	697,000	659,106
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Exxon Mobil Corp.
3.00%, 08/16/2039	$ 410,000	$ 321,229
3.10%, 08/16/2049	510,000	370,533
4.11%, 03/01/2046	183,000	159,780
HF Sinclair Corp.
5.88%, 04/01/2026	265,000	266,090
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	1,125,000	1,085,625
6.75%, 06/30/2030*	1,367,000	1,283,408
Marathon Petroleum Corp.
4.70%, 05/01/2025	251,000	247,712
4.75%, 09/15/2044	2,160,000	1,823,507
5.85%, 12/15/2045	974,000	892,512
Phillips 66 Co.
3.15%, 12/15/2029	250,000	221,168
3.55%, 10/01/2026	49,000	46,174
4.90%, 10/01/2046	256,000	225,554
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	424,451
Saudi Arabian Oil Co.
1.63%, 11/24/2025*	200,000	183,391
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	152,549
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,314,261
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	571,583
3.13%, 05/29/2050	555,000	398,622
3.46%, 07/12/2049	385,000	293,352
Valero Energy Corp.
2.15%, 09/15/2027	251,000	223,709
		20,351,610
Oil & Gas Services — 0.0%
Halliburton Co.
4.85%, 11/15/2035	85,000	80,280
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	227,000	215,922
		296,202
Packaging & Containers — 0.1%
Crown Americas LLC/Crown Americas Capital Corp.
4.75%, 02/01/2026	1,194,000	1,154,231
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	486,747
Packaging Corp. of America
4.05%, 12/15/2049	385,000	302,474
WRKCo., Inc.
3.75%, 03/15/2025	300,000	290,869
3.90%, 06/01/2028	45,000	41,897
		2,276,218
Pharmaceuticals — 0.7%
AbbVie, Inc.
3.20%, 11/21/2029	794,000	719,217
4.05%, 11/21/2039	1,184,000	1,030,883
4.40%, 11/06/2042	275,000	244,142
4.50%, 05/14/2035	420,000	397,960

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
AstraZeneca PLC
2.13%, 08/06/2050	$ 240,000	$ 147,354
4.00%, 09/18/2042	110,000	97,066
6.45%, 09/15/2037	140,000	159,322
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	216,471
4.55%, 02/20/2048	121,000	110,221
CVS Health Corp.
4.30%, 03/25/2028	75,000	72,637
5.05%, 03/25/2048	1,244,000	1,134,669
CVS Pass-Through Trust
4.70%, 01/10/2036*	206,793	191,863
7.51%, 01/10/2032*	169,863	176,910
8.35%, 07/10/2031*	228,032	246,601
Jazz Securities DAC
4.38%, 01/15/2029*	2,540,000	2,258,349
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	1,540,000	1,380,058
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	795,000	816,891
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	707,000	664,403
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	615,560
3.18%, 07/09/2050	385,000	268,687
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	139,000	131,906
Viatris, Inc.
2.30%, 06/22/2027	1,157,000	1,017,392
Zoetis, Inc.
2.00%, 05/15/2030	370,000	307,573
		12,406,135
Pipelines — 2.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	300,000	259,525
Buckeye Partners LP
5.85%, 11/15/2043	260,000	201,089
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	395,942
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	2,059,000	1,612,622
Cheniere Energy Partners LP
4.50%, 10/01/2029	1,195,000	1,110,978
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	302,887
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,403,175
5.70%, 03/08/2033	1,402,000	1,421,233
Energy Transfer LP
4.15%, 09/15/2029	272,000	252,359
4.40%, 03/15/2027	1,555,000	1,499,609
4.75%, 01/15/2026	98,000	96,189
4.95%, 05/15/2028 to 01/15/2043	717,000	619,730
5.50%, 06/01/2027	69,000	68,952
5.55%, 02/15/2028	676,000	678,619
5.75%, 02/15/2033	2,071,000	2,096,788
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
6.05%, 06/01/2041	$ 677,000	$ 652,669
Enterprise Products Operating LLC
3.20%, 02/15/2052	690,000	479,438
4.95%, 10/15/2054	180,000	163,706
EQM Midstream Partners LP
5.50%, 07/15/2028	350,000	336,761
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	715,000	570,526
4.32%, 12/30/2039*	280,000	201,072
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	474,925	383,046
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	265,000	263,402
2.60%, 10/15/2025*	1,345,000	1,239,015
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,435,261
Magellan Midstream Partners LP
3.20%, 03/15/2025	103,000	98,329
MPLX LP
4.95%, 03/14/2052	3,458,000	2,937,198
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	337,681
ONEOK Partners LP
6.65%, 10/01/2036	240,000	248,928
ONEOK, Inc.
5.20%, 07/15/2048	2,261,000	1,946,571
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,362,446
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,021,000	971,155
4.50%, 05/15/2030	1,042,000	989,120
Southern Natural Gas Co. LLC
4.80%, 03/15/2047*	102,000	85,038
8.00%, 03/01/2032	140,000	160,750
Targa Resources Corp.
4.20%, 02/01/2033	697,000	622,524
4.95%, 04/15/2052	836,000	696,124
6.13%, 03/15/2033	2,375,000	2,436,966
Texas Eastern Transmission LP
3.50%, 01/15/2028*	60,000	55,487
TransCanada PipeLines, Ltd.
4.75%, 05/15/2038	300,000	266,503
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,374,000	2,321,352
		36,280,765
Real Estate — 0.0%
GAIF Bond Issuer Pty., Ltd.
3.40%, 09/30/2026*	263,000	243,876
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	224,738
		468,614
REITS — 1.5%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	260,000	191,179
3.80%, 04/15/2026	70,000	67,055
4.00%, 02/01/2050	334,000	252,708
American Tower Corp.
1.50%, 01/31/2028	610,000	514,073
1.88%, 10/15/2030	545,000	429,032

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
2.10%, 06/15/2030	$ 300,000	$ 242,318
2.95%, 01/15/2051	164,000	102,490
3.10%, 06/15/2050	251,000	162,030
3.38%, 10/15/2026	175,000	164,614
3.70%, 10/15/2049	615,000	438,121
Boston Properties LP
2.55%, 04/01/2032	3,765,000	2,866,022
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	322,222
2.50%, 08/16/2031	215,000	167,965
3.85%, 02/01/2025	200,000	192,397
Corporate Office Properties LP
2.00%, 01/15/2029	175,000	135,386
2.75%, 04/15/2031	624,000	480,089
Crown Castle, Inc.
3.70%, 06/15/2026	858,000	816,933
3.80%, 02/15/2028	797,000	744,774
4.00%, 03/01/2027	377,000	359,582
Equinix, Inc.
2.00%, 05/15/2028	901,000	771,322
2.15%, 07/15/2030	2,406,000	1,949,047
2.90%, 11/18/2026	560,000	516,082
Essex Portfolio LP
2.65%, 03/15/2032	365,000	292,042
Extra Space Storage LP
2.40%, 10/15/2031	255,000	201,977
4.00%, 06/15/2029	415,000	379,393
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	195,498
Healthcare Realty Holdings LP
2.00%, 03/15/2031	300,000	230,015
3.10%, 02/15/2030	795,000	681,266
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	579,031
3.50%, 07/15/2029	356,000	321,475
Iron Mountain, Inc.
4.50%, 02/15/2031*	2,745,000	2,366,507
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	237,722
National Retail Properties, Inc.
4.00%, 11/15/2025	291,000	277,450
Physicians Realty LP
2.63%, 11/01/2031	265,000	206,579
Public Storage
1.95%, 11/09/2028	315,000	271,427
2.25%, 11/09/2031	265,000	216,725
Regency Centers LP
2.95%, 09/15/2029	335,000	288,124
4.13%, 03/15/2028	400,000	375,454
Sabra Health Care LP
3.20%, 12/01/2031	430,000	327,802
Safehold GL Holdings LLC
2.80%, 06/15/2031	1,200,000	935,111
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,753,644
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/2025*	400,000	384,821
Scentre Group Trust 2
4.75%, 09/24/2080*	405,000	364,054
Security Description	Shares or Principal Amount	Value

REITS (continued)
SITE Centers Corp.
4.70%, 06/01/2027	$ 94,000	$ 88,021
UDR, Inc.
2.10%, 08/01/2032	310,000	234,589
3.00%, 08/15/2031	55,000	46,524
3.20%, 01/15/2030	370,000	328,732
Welltower OP LLC
3.10%, 01/15/2030	260,000	226,785
6.50%, 03/15/2041	250,000	258,948
WP Carey, Inc.
2.40%, 02/01/2031	395,000	318,061
4.25%, 10/01/2026	790,000	757,864
		25,031,082
Retail — 0.5%
7-Eleven, Inc.
0.95%, 02/10/2026*	325,000	291,759
1.80%, 02/10/2031*	260,000	205,310
2.50%, 02/10/2041*	266,000	175,705
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	545,000	389,215
3.63%, 05/13/2051*	610,000	413,138
3.80%, 01/25/2050*	400,000	288,308
AutoZone, Inc.
1.65%, 01/15/2031	340,000	265,457
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,656,029
Home Depot, Inc.
4.40%, 03/15/2045	180,000	161,764
4.95%, 09/15/2052	369,000	362,308
Lowe's Cos., Inc.
1.70%, 10/15/2030	560,000	448,907
2.63%, 04/01/2031	365,000	308,429
McDonald's Corp.
4.70%, 12/09/2035	155,000	149,928
6.30%, 10/15/2037	102,000	112,191
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	185,000	175,327
Penske Automotive Group, Inc.
3.75%, 06/15/2029	2,941,000	2,543,743
		7,947,518
Semiconductors — 0.8%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	347,548
Broadcom, Inc.
1.95%, 02/15/2028*	1,200,000	1,036,964
3.14%, 11/15/2035*	2,538,000	1,947,091
3.19%, 11/15/2036*	2,581,000	1,951,608
3.47%, 04/15/2034*	2,079,000	1,705,215
4.15%, 11/15/2030	1,146,000	1,053,585
4.93%, 05/15/2037*	1,552,000	1,410,198
Intel Corp.
5.63%, 02/10/2043	520,000	526,541
5.70%, 02/10/2053	305,000	310,965
KLA Corp.
3.30%, 03/01/2050	350,000	259,442
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	725,000	592,303
3.25%, 05/11/2041	745,000	543,290
QUALCOMM, Inc.
4.50%, 05/20/2052	290,000	261,364

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Texas Instruments, Inc.
5.05%, 05/18/2063	$ 427,000	$ 422,760
TSMC Global, Ltd.
4.63%, 07/22/2032*	274,000	272,458
		12,641,332
Software — 0.6%
Activision Blizzard, Inc.
1.35%, 09/15/2030	487,000	391,805
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,541,287
4.40%, 07/01/2049	175,000	146,913
5.60%, 03/02/2033	1,191,000	1,212,521
Microsoft Corp.
2.92%, 03/17/2052	325,000	237,428
3.04%, 03/17/2062	91,000	65,083
Oracle Corp.
2.30%, 03/25/2028	635,000	560,281
3.80%, 11/15/2037	200,000	162,432
3.85%, 07/15/2036	54,000	45,336
3.90%, 05/15/2035	46,000	39,661
4.30%, 07/08/2034	81,000	73,414
4.38%, 05/15/2055	200,000	158,280
4.90%, 02/06/2033	1,233,000	1,193,025
5.55%, 02/06/2053	360,000	345,215
Roper Technologies, Inc.
1.40%, 09/15/2027	680,000	590,502
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,527,267
VMware, Inc.
1.40%, 08/15/2026	859,000	761,058
4.65%, 05/15/2027	280,000	272,905
Workday, Inc.
3.50%, 04/01/2027	563,000	534,840
		10,859,253
Telecommunications — 1.0%
AT&T, Inc.
1.65%, 02/01/2028	110,000	93,947
2.25%, 02/01/2032	765,000	600,824
2.75%, 06/01/2031	400,000	332,104
3.50%, 06/01/2041	304,000	226,350
3.55%, 09/15/2055	1,393,000	937,405
Corning, Inc.
3.90%, 11/15/2049	580,000	428,890
Deutsche Telekom International Finance BV
4.88%, 03/06/2042*	400,000	361,471
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	874,421
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,764,830
4.55%, 03/15/2052	3,714,000	2,941,352
Sprint Capital Corp.
6.88%, 11/15/2028	228,000	241,691
Sprint LLC
7.63%, 03/01/2026	155,000	161,332
Telefonica Emisiones SAU
4.67%, 03/06/2038	265,000	225,120
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,391,292
4.38%, 04/15/2040	317,000	279,711
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
5.05%, 07/15/2033	$ 570,000	$ 557,830
Verizon Communications, Inc.
2.10%, 03/22/2028	54,000	47,234
2.65%, 11/20/2040	495,000	338,236
Vodafone Group PLC
4.88%, 06/19/2049	450,000	395,230
5.63%, 02/10/2053	847,000	822,750
6.25%, 11/30/2032	300,000	319,431
		16,341,451
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	623,000	566,918
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	152,474
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	343,874
CSX Corp.
3.35%, 09/15/2049	85,000	62,330
4.75%, 11/15/2048	345,000	316,971
Indian Railway Finance Corp., Ltd.
2.80%, 02/10/2031*	652,000	536,393
Union Pacific Corp.
4.10%, 09/15/2067	100,000	82,072
		1,494,114
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	500,000	436,469
3.45%, 06/01/2029	450,000	415,973
		852,442
Total Corporate Bonds & Notes (cost $657,607,421)		580,859,939
ASSET BACKED SECURITIES — 11.1%
Auto Loan Receivables — 1.8%
Carvana Auto Receivables Trust
Series 2019-3A, Class D 3.04%, 04/15/2025*	559,489	556,915
Series 2023-N1, Class C 5.92%, 07/10/2029*	1,130,000	1,106,562
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	712,081	706,398
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C 1.63%, 09/16/2030*	282,000	261,616
Series 2022-3A, Class C 8.45%, 02/15/2033*	1,600,000	1,643,318
DT Auto Owner Trust
Series 2021-2A, Class C 1.10%, 02/16/2027*	940,000	912,916
Series 2022-2A, Class B 4.22%, 01/15/2027*	2,300,000	2,250,266
Series 2023-1A, Class A 5.48%, 04/15/2027*	1,594,892	1,589,380
Series 2023-2A, Class C 5.79%, 02/15/2029*	1,494,000	1,475,745
Exeter Automobile Receivables Trust
Series 2019-3A, Class D 3.11%, 08/15/2025*	574,406	568,793

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2022-2A, Class D 4.56%, 07/17/2028	$ 2,100,000	$ 2,004,166
Series 2022-4A, Class D 5.98%, 12/15/2028	1,700,000	1,667,081
Series 2023-3A, Class C 6.21%, 06/15/2028	1,000,000	997,477
Flagship Credit Auto Trust
Series 2019-4, Class D 3.12%, 01/15/2026*	1,900,000	1,839,801
Series 2022-3, Class D 6.00%, 07/17/2028*	809,000	788,198
Series 2022-4, Class C 7.71%, 10/16/2028*	1,700,000	1,754,982
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	2,900,000	2,659,552
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3 4.14%, 02/16/2027	2,316,000	2,287,444
Sonoran Auto Receivables Trust
Series 2017-1 4.75%, 07/15/2024(6)	127,606	123,625
Series 2018-1 4.75%, 06/15/2025(6)	128,814	123,017
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	2,030,954
Veros Auto Receivables Trust
Series 2021-1, Class A 0.92%, 10/15/2026*	40,144	40,001
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	1,315,000	1,298,466
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,740,381
		30,427,054
Credit Card Receivables — 0.2%
Consumer Receivables Asset Investment Trust FRS
Series 2021-1, Class A1X 9.00%, (3 ML+3.00%), 12/15/2024*	401,227	402,253
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A 2.24%, 12/15/2028*	990,000	952,880
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,631,721
		2,986,854
Other Asset Backed Securities — 9.1%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 5.98%, (1 ML+0.80%), 12/26/2044*	128,302	124,011
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	723,014	648,777
ACREC, Ltd. FRS
Series 2021-FL1, Class C 7.49%, (1 ML+2.15%), 10/16/2036*	1,389,000	1,321,426
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2021-FL1, Class D 7.99%, (1 ML+2.65%), 10/16/2036*	$ 1,675,500	$ 1,553,675
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class C 7.99%, (1 ML+2.65%), 01/15/2037*	1,682,000	1,610,249
Allegro CLO II-S, Ltd. FRS
Series 2014-1RA, Class A2 7.20%, (3 ML+1.60%), 10/21/2028*	2,477,180	2,461,014
American Homes 4 Rent Trust
Series 2015-SFR1, Class A 3.47%, 04/17/2052*	843,755	809,360
Series 2014-SFR3, Class A 3.68%, 12/17/2036*	1,258,424	1,216,886
Series 2014-SFR2, Class A 3.79%, 10/17/2036*	843,421	819,727
Series 2014-SFR3, Class C 4.60%, 12/17/2036*	150,000	146,155
Series 2015-SFR1, Class E 5.64%, 04/17/2052*	370,000	362,643
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	493,139
Series 2014-SFR2, Class E 6.23%, 10/17/2036*	150,000	148,248
Series 2014-SFR3, Class E 6.42%, 12/17/2036*	275,000	272,841
AMSR Trust
Series 2020-SFR4, Class C 1.86%, 11/17/2037*	2,000,000	1,809,154
Series 2020-SFR3, Class E1 2.56%, 09/17/2037*	1,535,000	1,398,028
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,504,891
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class B 6.94%, (1 ML+1.60%), 05/15/2036*	625,500	596,446
Series 2021-FL3, Class C 7.19%, (1 ML+1.85%), 08/15/2034*	951,500	898,483
Series 2021-FL1, Class C 7.34%, (1 ML+2.00%), 12/15/2035*	461,000	446,320
Series 2021-FL3, Class D 7.54%, (1 ML+2.20%), 08/15/2034*	527,000	494,128
Series 2021-FL4, Class C 7.64%, (1 ML+2.30%), 11/15/2036*	1,850,500	1,766,881
Series 2022-FL1, Class D 8.07%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	4,809,822
Series 2021-FL1, Class D 8.29%, (1 ML+2.95%), 12/15/2035*	424,000	412,013
Atrium XII FRS
Series 12A, Class BR 6.96%, (3 ML+1.35%), 04/22/2027*	2,950,000	2,932,439
BDS, Ltd. FRS
Series 2021-FL7, Class B 6.84%, (1 ML+1.50%), 06/16/2036*	684,000	661,160
BSPRT Issuer, Ltd. FRS
Series 2021-FL7, Class C 7.64%, (1 ML+2.30%), 12/15/2038*	450,000	428,741
Series 2021-FL7, Class D 8.09%, (1 ML+2.75%), 12/15/2038*	513,000	482,380

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	$ 596,637	$ 544,443
Series 2021-1A, Class B 2.92%, 04/15/2036*	1,288,025	1,141,989
Series 2020-1A, Class A 2.98%, 11/15/2035*	447,154	418,093
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	1,632,814	1,530,260
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	370,156	313,903
CAUTO
Series 2020-1A, Class A4 3.19%, 02/15/2050*	1,174,599	1,097,925
CFIN Issuer LLC
Series 2022-RTL1, Class AA 3.25%, 02/16/2026*	2,000,000	1,871,000
CHCP, Ltd. FRS
Series 2021-FL1, Class B 6.99%, (SOFR30A+1.76%), 02/15/2038*	566,500	542,156
Series 2021-FL1, Class C 7.44%, (SOFR30A+2.21%), 02/15/2038*	642,000	610,558
CLNC, Ltd. FRS
Series 2019-FL1, Class B 7.26%, (SOFR30A+2.01%), 08/20/2035*	910,000	895,570
Series 2019-FL1, Class C 7.76%, (SOFR30A+2.51%), 08/20/2035*	1,480,000	1,421,551
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.33%, (3 ML+1.70%), 11/07/2030*	3,656,527	3,588,984
Series 2018-28A, Class BR 7.78%, (3 ML+2.15%), 11/07/2030*	2,328,072	2,216,481
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	609,290	576,562
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,631,697
Series 2019-1, Class B 3.88%, 03/15/2052*	1,025,000	1,009,065
Cutwater, Ltd. FRS
Series 2015-1A, Class BR 7.37%, (3 ML+1.80%), 01/15/2029*	4,810,000	4,778,961
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,094,513
Diversified ABS Phase III LLC
Series 2022-1, Class A2 4.88%, 04/28/2039*	2,321,490	2,071,002
Diversified ABS Phase VI LLC
Series VI, Class A 7.50%, 11/28/2039	1,054,565	1,030,099
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 7.12%, (3 ML+1.55%), 04/15/2031*	5,500,000	5,367,400
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	$ 1,500,000	$ 1,366,639
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,364,555
Series 2022-SFR1, Class D 5.20%, 05/17/2039*	880,000	826,487
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(2)	1,750,000	1,439,735
Foundation Finance Trust
Series 2019-1A, Class A 3.86%, 11/15/2034*	81,092	79,787
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	577,631	479,188
Series 2017-2A, Class A 3.26%, 10/15/2053*	432,833	381,154
Series 2017-1A, Class A 3.74%, 10/15/2052*	89,643	78,967
Series 2017, Class R1 5.00%, 10/20/2051	393,164	369,456
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*(6)	1,237,905	1,176,010
Harbourview CLO VII-R, Ltd. FRS
Series 7RA, Class B 7.27%, (3 ML+1.70%), 07/18/2031*	2,865,000	2,776,340
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	81,287	71,288
Series 2017-3A, Class A2 3.95%, 09/20/2048*	294,493	257,991
Series 2017-1A, Class A2 4.46%, 09/20/2047*	239,523	215,537
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.66%, 12/26/2028*	31,822	31,490
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	855,866	838,281
Series 2022-1, Class A2 7.80%, 11/10/2037	1,067,427	1,036,045
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	663,770	662,877
Ladder Capital Commercial Mtg. Trust FRS
Series 2021-FL2, Class C 7.49%, (1 ML+2.15%), 12/13/2038*	1,072,500	990,944
Lendmark Funding Trust
Series 2023-1A, Class B 5.60%, 05/20/2033*	1,285,000	1,246,523
Series 2023-1A, Class C 6.16%, 05/20/2033*	665,000	639,745
LoanCore Issuer, Ltd. FRS
Series 2018-CRE1, Class AS 6.84%, (1 ML+1.50%), 05/15/2028*	616,415	601,592
Series 2021-CRE5, Class AS 7.09%, (1 ML+1.75%), 07/15/2036*	3,077,500	2,985,304
Series 2021-CRE5, Class B 7.34%, (1 ML+2.00%), 07/15/2036*	1,115,000	1,062,037

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2019-CRE2, Class D 7.79%, (1 ML+2.45%), 05/15/2036*	$ 501,000	$ 459,248
Series 2018-CRE1, Class C 7.89%, (1 ML+2.55%), 05/15/2028*	1,025,000	982,164
LP LMS Asset Securization Trust
Series 2021-2A, Class A 1.75%, 01/15/2029*	481,550	471,590
Series 2021-1 3.23%, 10/15/2028	51,447	51,337
Lument Finance Trust, Inc. FRS
Series 2021-FL1, Class C 7.29%, (1 ML+1.95%), 06/15/2039*	2,150,000	2,057,180
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 7.62%, (3 ML+2.00%), 07/27/2031*	3,200,273	3,156,240
MAN US CLO, Ltd. FRS
Series 2023-1A, Class B 8.36%, (TSFR3M+3.00%), 07/20/2035*	1,900,921	1,901,090
Mariner Finance Issuance Trust
Series 2019-AA, Class B 3.51%, 07/20/2032*	1,075,000	1,055,940
MF1, Ltd. FRS
Series 2022-FL8, Class C 7.27%, (SOFR30A+2.20%), 02/19/2037*	1,327,832	1,258,041
Series 2020-FL4, Class AS 7.44%, (SOFR30A+2.21%), 11/15/2035*	1,334,500	1,314,190
Series 2022-FL8, Class D 7.72%, (SOFR30A+2.65%), 02/19/2037*	767,466	723,679
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 7.28%, (3 ML+1.65%), 01/29/2030*	4,114,474	4,103,266
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	530,014	481,362
Neuberger Berman CLO XV FRS
Series 2013-15A, Class CR2 7.42%, (3 ML+1.85%), 10/15/2029*	1,414,771	1,376,371
Neuberger Berman CLO XXI, Ltd. FRS
Series 2016-21A, Class CR2 7.64%, (3 ML+2.05%), 04/20/2034*	1,276,441	1,260,411
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	2,132,298	1,894,441
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	1,088,860	983,754
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	838,078	779,003
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 7.36%, (3 ML+1.75%), 04/22/2030*	2,169,250	2,130,425
Series 2019-1A, Class CR 7.96%, (3 ML+2.35%), 04/22/2030*	2,324,266	2,257,741
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Octane Receivables Trust
Series 2021-1A, Class B 1.53%, 04/20/2027*	$ 700,000	$ 651,856
Series 2021-1A, Class C 2.23%, 11/20/2028*	600,000	550,596
OL SP LLC
Series 2018, Class A 4.16%, 02/09/2030	284,473	276,869
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	1,769,000	1,759,485
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	453,165	432,843
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	1,100,000	996,036
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	1,100,000	1,045,000
Pagaya AI Debt Selection Trust
Series 2021-1, Class A 1.18%, 11/15/2027*	17,813	17,775
Palmer Square Loan Funding, Ltd. FRS
Series 2020-1A, Class A2 6.73%, (3 ML+1.35%), 02/20/2028*	1,890,000	1,889,658
Series 2020-1A, Class B 7.28%, (3 ML+1.90%), 02/20/2028*	1,671,732	1,671,622
Parallel, Ltd. FRS
Series 2015-1A, Class C1R 7.34%, (3 ML+1.75%), 07/20/2027*	299,753	297,376
Series 2015-1A, Class C2R 7.34%, (3 ML+1.75%), 07/20/2027*	321,794	319,242
PNMAC GMSR Issuer Trust FRS
Series 2022-GT1, Class A 9.32%, (SOFR30A+4.25%), 05/25/2027*	1,650,000	1,643,942
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(2)	2,705,417	2,449,913
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(5)	1,286,741	1,215,308
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,560,019
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,757,933
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,362,335
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,490,108
Race Point VIII CLO, Ltd. FRS
Series 2013-8A, Class AR2 6.42%, (3 ML+1.04%), 02/20/2030*	1,634,762	1,629,914
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	117,475	102,132

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 7.02%, (SOFR30A+1.95%), 11/15/2038*	$ 759,000	$ 728,459
Series 2022-FL3, Class C 7.27%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,351,503
Series 2021-FL2, Class C 7.44%, (1 ML+2.10%), 04/18/2038*	1,072,500	952,763
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	688,749	682,101
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,533,308
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027(6)	1,999,673	1,824,702
VOLT C LLC
Series 2021-NPL9, Class A1 1.99%, 05/25/2051*(5)	659,506	603,133
VOLT CI LLC
Series 2021-NP10, Class A1 1.99%, 05/25/2051*(5)	919,266	838,517
VOLT XCII LLC
Series 2021-NPL1, Class A1 1.89%, 02/27/2051*(5)	552,129	501,368
VOLT XCIII LLC
Series 2021-NPL2, Class A1 1.89%, 02/27/2051*(5)	1,861,567	1,722,486
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(5)	1,300,991	1,201,025
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(5)	750,827	684,552
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(5)	744,740	693,762
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(5)	1,026,987	964,822
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(5)	1,141,245	1,043,880
Voya CLO, Ltd. FRS
Series 2012-4A, Class BR3 7.52%, (3 ML+1.95%), 10/15/2030*	446,999	435,060
Series 2012-4A, Class C1R3 8.87%, (3 ML+3.30%), 10/15/2030*	631,645	613,170
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 7.02%, (TSFR3M+1.72%), 10/15/2030*	1,058,177	1,029,803
VSE VOI Mtg. LLC
Series 2018-A, Class A 3.56%, 02/20/2036*	121,132	117,143
		154,698,213
Total Asset Backed Securities (cost $197,037,762)		188,112,121
Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.6%
Commercial and Residential — 5.5%
Anchor Mtg. Trust
Series 2021-1, Class A1 2.60%, 10/25/2026*	$ 1,072,551	$ 1,048,546
AREIT Trust FRS
Series 2019-CRE3, Class B 6.87%, (SOFR30A+1.66%), 09/14/2036*	2,234,000	2,172,043
Series 2022-CRE6, Class B 6.92%, (SOFR30A+1.85%), 01/20/2037*	614,000	598,147
Series 2019-CRE3, Class C 7.22%, (SOFR30A+2.01%), 09/14/2036*	1,015,000	972,971
Series 2022-CRE6, Class C 7.22%, (SOFR30A+2.15%), 01/20/2037*	1,264,000	1,217,911
Series 2022-CRE6, Class D 7.92%, (SOFR30A+2.85%), 01/20/2037*	537,000	502,614
Series 2019-CRE3, Class D 7.97%, (SOFR30A+2.76%), 09/14/2036*	884,500	851,015
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,152,559
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 4.56%, 08/25/2033(2)	67,650	63,170
Blackstone Mtg. Trust, Inc. FRS
Series 2020-FL2, Class B 6.74%, (SOFR30A+1.51%), 02/15/2038*	875,000	774,960
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.64%, (1 ML+1.30%), 05/15/2038*	2,281,000	2,038,792
Series 2021-FL4, Class B 6.89%, (1 ML+1.55%), 05/15/2038*	4,995,500	4,421,872
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,724,740
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	2,780,000	2,343,343
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(2)	843,000	785,895
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	1,950,000	1,832,707
Series 2015-DC1, Class A5 3.35%, 02/10/2048	5,000,000	4,776,052
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	4,677,920
Series 2015-CR24, Class A5 3.70%, 08/10/2048	770,833	735,995
Series 2015-LC21, Class A4 3.71%, 07/10/2048	2,496,639	2,383,273
Series 2015-CR25, Class A4 3.76%, 08/10/2048	625,000	597,233

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2015-PC1, Class A5 3.90%, 07/10/2050	$ 1,137,175	$ 1,086,764
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(2)	1,790,000	1,611,436
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	5,000,000	4,777,892
Credit Suisse First Boston Mtg. Securities Corp. VRS
Series 2004-AR2, Class 2A1 4.44%, 03/25/2034(2)	9,689	9,515
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	454,158	422,113
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(2)	1,000,000	891,863
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 6.10%, (1 ML+0.74%), 07/19/2044	442,637	407,239
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(2)	2,200,000	1,798,561
Series 2021-SAT1, Class A 3.65%, 02/25/2024*(2)	3,330,000	3,163,500
Series 2020-GT1, Class A 4.45%, 01/25/2026*(2)	2,000,000	1,726,325
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 5.91%, (1 ML+0.50%), 09/25/2035	2,441	2,369
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	1,180,000	1,104,669
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 3.78%, 03/25/2035(2)	69,676	63,210
JPMBB Commercial Mtg. Securities Trust
Series 2014-C26, Class A4 3.49%, 01/15/2048	5,000,000	4,784,944
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 3.72%, 10/25/2033(2)	140,004	126,520
LHOME Mtg. Trust VRS
Series 2021-RTL1, Class A1 2.09%, 02/25/2026*(2)	422,210	417,469
LoanCore Issuer, Ltd. FRS
Series 2019-CRE3, Class AS 6.71%, (1 ML+1.37%), 04/15/2034*	97,263	91,261
Series 2019-CRE3, Class B 6.94%, (1 ML+1.60%), 04/15/2034*	844,650	766,026
Series 2019-CRE3, Class C 7.29%, (1 ML+1.95%), 04/15/2034*	795,150	688,373
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 6.05%, (1 ML+0.64%), 10/25/2028	93,184	87,288
Series 2003-G, Class A2 6.18%, (6 ML+0.68%), 01/25/2029	256,094	247,973
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 7.04%, (SOFR30A+1.81%), 07/15/2036*	$ 1,348,500	$ 1,286,899
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4 3.34%, 03/15/2048	1,207,415	1,147,359
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,766,165
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	1,091,929
PFP, Ltd. FRS
Series 2021-7, Class B 6.72%, (1 ML+1.40%), 04/14/2038*	486,976	456,986
Series 2021-7, Class C 6.97%, (1 ML+1.65%), 04/14/2038*	852,957	784,854
PRPM LLC VRS
Series 2021-1, Class A1 2.12%, 01/25/2026*(2)	1,186,215	1,108,507
Series 2021-2, Class A1 2.12%, 03/25/2026*(2)	823,213	778,368
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 7.61%, (1 ML+2.20%), 11/25/2036*	720,000	678,228
Series 2021-FL7, Class D 8.36%, (1 ML+2.95%), 11/25/2036*	845,000	791,012
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 6.05%, (1 ML+0.68%), 10/20/2034	319,392	292,262
Series 2003-1, Class 1A 6.13%, (1 ML+0.76%), 04/20/2033	304,482	276,904
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,620,426
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 5.86%, (1 ML+0.50%), 07/19/2035	207,684	189,347
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 3.66%, 12/25/2044(2)	51,582	48,319
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	2,732,649	2,221,794
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,517,823
VM Master Issuer LLC VRS
Series 2022-1, Class A1 5.16%, 05/24/2025*(2)	1,900,000	1,751,935
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 5.87%, (1 ML+0.46%), 04/25/2045	18,187	17,875
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	1,100,000	1,011,324

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2017-C42, Class A4 3.59%, 12/15/2050	$ 1,910,000	$ 1,733,016
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	4,866,373
Series 2015-C30, Class A4 3.66%, 09/15/2058	729,000	691,431
Series 2014-LC16, Class A5 3.82%, 08/15/2050	5,000,000	4,868,125
		92,944,329
U.S. Government Agency — 5.1%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58%, 11/25/2049*(2)	690,000	642,766
Series 2018-W5FX, Class BFX 3.66%, 04/25/2028*(2)	2,000,000	1,800,742
Series 2015-K44, Class B 3.72%, 01/25/2048*(2)	3,390,000	3,257,718
Series 2014-K40, Class C 4.05%, 11/25/2047*(2)	639,000	618,195
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K044, Class A2 2.81%, 01/25/2025	543,390	523,480
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	1,947,512
Series K066, Class A2 3.12%, 06/25/2027	964,000	905,582
Series K065, Class A2 3.24%, 04/25/2027	776,000	733,194
Series K065, Class AM 3.33%, 05/25/2027	416,000	392,106
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.09%, 07/25/2029(2)(9)	1,917,605	100,761
Series K098, Class X1 1.14%, 08/25/2029(2)(9)	3,311,566	183,370
Series K110, Class XAM 1.87%, 04/25/2030(2)(9)	914,237	92,432
Series W5FX, Class AFX 3.21%, 04/25/2028(2)	719,000	666,485
Series K070, Class A2 3.30%, 11/25/2027(2)	681,000	641,869
Series K-150, Class A2 3.71%, 09/25/2032(2)	1,895,000	1,763,788
Series K-153, Class A2 3.82%, 12/25/2032(2)	1,700,000	1,594,076
Series K077, Class AM 3.85%, 05/25/2028(2)	2,745,000	2,630,436
Series K081, Class A2 3.90%, 08/25/2028(2)	1,255,000	1,211,704
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(10)	263,326	211,081
Series 3582, Class MO Zero Coupon, 10/15/2039(10)	260,287	226,888
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4371, Class GZ 2.00%, 05/15/2042	$ 1,427,260	$ 1,204,124
Series 5190, Class EC 2.00%, 12/25/2051	2,128,663	1,819,057
Series 4533, Class GA 3.00%, 06/15/2028	116,293	112,266
Series 4474, Class HJ 3.00%, 07/15/2039	73,170	67,575
Series 4623, Class WI 4.00%, 08/15/2044(9)	35,933	3,922
Series 4474, Class HJ 4.50%, 12/15/2040(9)	22,476	1,863
Series 2691, Class ZU 5.50%, 09/15/2033	1,014,501	1,017,845
Series 3845, Class AI 5.50%, 02/15/2036(9)	33,743	5,293
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 5.68%, (1 ML+0.50%), 07/15/2042	119,334	115,800
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	270,972	247,845
Series 2019-4, Class MV 3.00%, 02/25/2059	202,650	174,600
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,019,455	1,740,481
Series 2018-1, Class M60C 3.50%, 05/25/2057	2,270,479	2,106,628
Series 2019-1, Class MT 3.50%, 07/25/2058	1,179,912	1,040,197
Series 2019-2, Class MA 3.50%, 08/25/2058	2,175,268	2,030,630
Series 2019-2, Class MV 3.50%, 08/25/2058	151,176	135,990
Series 2019-3, Class MA 3.50%, 10/25/2058	165,880	155,383
Series 2019-3, Class MB 3.50%, 10/25/2058	735,692	605,619
Series 2019-3, Class MV 3.50%, 10/25/2058	195,491	176,711
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,655,525	1,551,224
Series 2019-4, Class M55D 4.00%, 02/25/2059	883,580	827,845
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042 to 01/15/2044	604,684	544,558
3.50%, 07/15/2042	923,126	856,740
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(10)	424,635	350,737
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	408,325	383,163
Series 2020-M50, Class A2 1.20%, 10/25/2030	387,550	342,161
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	324,854	284,764
Series 2013-53, Class CB 2.00%, 10/25/2040	2,424	2,405

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2016-19, Class AD 2.00%, 04/25/2046	$ 113,555	$ 100,822
Series 2015-M7, Class A2 2.59%, 12/25/2024	2,072,145	1,990,402
Series 2013-1, Class YI 3.00%, 02/25/2033(9)	135,352	11,752
Series 2013-64, Class KI 3.00%, 02/25/2033(9)	31,917	2,604
Series 2016-38, Class NA 3.00%, 01/25/2046	296,609	268,930
Series 2010-43, Class AH 3.25%, 05/25/2040	49,363	45,154
Series 2014-10, Class KM 3.50%, 09/25/2043	108,468	102,950
Series 2014-35, Class CA 3.50%, 06/25/2044	91,183	86,988
Series 2019-7, Class CA 3.50%, 11/25/2057	791,028	738,231
Series 2010-113, Class GB 4.00%, 10/25/2040	76,451	72,713
Series 2016-40, Class IQ 4.00%, 07/25/2046(9)	181,976	33,890
Series 2010-47, Class MB 5.00%, 09/25/2039	693,054	679,528
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,590,285	1,568,480
Series 2002-56, Class ZQ 6.00%, 09/25/2032	189,104	191,681
Series 2005-109, Class GE 6.00%, 12/25/2035	1,397,000	1,328,023
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(2)	2,400,000	1,925,825
Series 2020-M50, Class X1 1.83%, 10/25/2030(2)(9)	5,401,869	337,380
Series 2021-M3, Class X1 1.94%, 11/25/2033(2)(9)	4,739,573	405,918
Series 2020-M38, Class X2 1.98%, 11/25/2028(2)(9)	2,044,736	134,542
Series 2022-M1S, Class A2 2.08%, 04/25/2032(2)	2,470,000	2,019,856
Series 2017-M3, Class A2 2.47%, 12/25/2026(2)	260,967	242,569
Series 2015-M8, Class A2 2.90%, 01/25/2025(2)	1,694,595	1,626,199
Series 2015-M2, Class A3 3.01%, 12/25/2024(2)	633,798	613,138
Series 2017-M8, Class A2 3.06%, 05/25/2027(2)	983,687	924,133
Series 2017-M12, Class A2 3.06%, 06/25/2027(2)	820,794	773,426
Series 2018-M4, Class A2 3.06%, 03/25/2028(2)	645,167	605,504
Series 2017-M5, Class A2 3.07%, 04/25/2029(2)	749,325	695,875
Series 2018-M3, Class A2 3.07%, 02/25/2030(2)	529,396	484,883
Series 2015-M10, Class A2 3.09%, 04/25/2027(2)	1,036,927	979,448
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2018-M10, Class A2 3.36%, 07/25/2028(2)	$ 1,514,000	$ 1,431,024
Series 2022-M2S, Class A2 3.75%, 08/25/2032(2)	1,650,000	1,547,926
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(10)	80,126	66,117
Series 2011-123, Class MA 4.00%, 07/20/2041	95,207	91,037
Series 2022-159, Class MV 4.50%, 10/20/2033	239,570	228,176
Series 2012-12, Class KN 4.50%, 09/20/2041	59,431	57,003
Series 2005-55, Class Z 4.75%, 07/20/2035	1,359,779	1,333,384
Series 2009-92, Class ZC 5.00%, 10/20/2039	586,382	575,482
Series 2010-105, Class B 5.00%, 08/20/2040	562,192	552,778
Government National Mtg. Assoc. REMIC FRS
Series 2016-H26, Class FC 5.10%, (1 ML+1.00%), 12/20/2066	326,367	325,845
Series 2015-H07, Class ES 5.56%, (1 ML+0.47%), 02/20/2065	838,410	833,450
Series 2015-H15, Class FJ 5.60%, (1 ML+0.44%), 06/20/2065	489,214	485,775
Series 2015-H16, Class FG 5.60%, (1 ML+0.44%), 07/20/2065	852,170	845,590
Series 2015-H16, Class FL 5.60%, (1 ML+0.44%), 07/20/2065	1,847,430	1,834,009
Series 2011-H06, Class FA 5.61%, (1 ML+0.45%), 02/20/2061	504,205	501,065
Series 2015-H05, Class FC 5.64%, (1 ML+0.48%), 02/20/2065	2,308,551	2,293,739
Series 2015-H06, Class FA 5.64%, (1 ML+0.48%), 02/20/2065	1,292,580	1,284,101
Series 2015-H08, Class FC 5.64%, (1 ML+0.48%), 03/20/2065	3,989,075	3,965,439
Series 2015-H10, Class FC 5.64%, (1 ML+0.48%), 04/20/2065	2,432,883	2,416,072
Series 2015-H12, Class FA 5.64%, (1 ML+0.48%), 05/20/2065	1,334,791	1,326,423
Series 2013-H18, Class EA 5.66%, (1 ML+0.50%), 07/20/2063	330,171	328,952
Series 2015-H23, Class FB 5.68%, (1 ML+0.52%), 09/20/2065	674,933	670,711
Series 2015-H26, Class FG 5.68%, (1 ML+0.52%), 10/20/2065	493,257	490,260
Series 2012-H08, Class FB 5.76%, (1 ML+0.60%), 03/20/2062	349,505	348,210
Series 2014-H09, Class TA 5.76%, (1 ML+0.60%), 04/20/2064	268,292	267,437
Series 2015-H29, Class FL 5.76%, (1 ML+0.60%), 11/20/2065	1,677,475	1,670,176
Series 2015-H30, Class FE 5.76%, (1 ML+0.60%), 11/20/2065	1,992,851	1,982,606
Series 2015-H32, Class FH 5.82%, (1 ML+0.66%), 12/20/2065	577,332	575,019

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.43%, 06/16/2047(2)	$ 106,788	$ 106,378
Series 2015-137, Class W 5.42%, 10/20/2040(2)	841,871	849,589
Series 2015-137, Class WA 5.55%, 01/20/2038(2)	22,096	22,376
		86,346,604
Total Collateralized Mortgage Obligations (cost $195,486,542)		179,290,933
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 41.9%
U.S. Government — 21.1%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	326,784
1.25%, 05/15/2050	4,241,000	2,312,008
1.38%, 11/15/2040(11)	20,380,000	13,336,959
1.38%, 08/15/2050	340,000	191,595
1.63%, 11/15/2050	4,325,000	2,605,306
1.75%, 08/15/2041	8,350,000	5,755,955
1.88%, 02/15/2041 to 11/15/2051	10,492,800	6,929,187
2.00%, 11/15/2041 to 08/15/2051	7,355,000	4,906,818
2.25%, 05/15/2041 to 02/15/2052	24,032,000	17,042,919
2.38%, 02/15/2042 to 11/15/2049	14,100,000	10,653,176
2.50%, 02/15/2045	3,900,000	2,949,527
2.75%, 08/15/2042	4,100,000	3,311,230
2.88%, 05/15/2043 to 05/15/2052	7,104,000	5,780,383
3.00%, 11/15/2044 to 08/15/2052	7,028,000	5,804,571
3.13%, 02/15/2043	3,050,000	2,602,508
3.50%, 02/15/2039	351,200	330,910
3.63%, 08/15/2043 to 02/15/2053	13,078,000	12,135,656
3.75%, 11/15/2043	9,944,000	9,293,756
3.88%, 08/15/2040 to 05/15/2043	7,900,000	7,680,203
4.00%, 11/15/2042	4,400,000	4,285,187
4.25%, 11/15/2040	543,000	554,369
4.38%, 02/15/2038	360,000	376,678
5.25%, 11/15/2028	90,000	94,335
United States Treasury Bonds TIPS
1.75%, 01/15/2028(12)	1,698,361	1,683,865
2.50%, 01/15/2029(12)	5,396,522	5,580,815
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2026 to 08/15/2035	40,705,000	28,049,043
United States Treasury Notes
0.38%, 01/31/2026 to 09/30/2027	1,300,000	1,131,018
0.50%, 02/28/2026	555,000	499,717
0.63%, 08/15/2030	620,000	491,592
0.75%, 04/30/2026	420,000	378,935
1.25%, 03/31/2028 to 08/15/2031	14,173,500	12,330,575
1.50%, 01/31/2027 to 02/15/2030	876,000	758,827
1.63%, 02/15/2026 to 05/15/2031	2,316,400	1,956,412
1.75%, 01/31/2029	1,535,000	1,354,518
1.88%, 02/28/2029	6,100,000	5,412,559
2.25%, 11/15/2025	430,000	406,686
2.50%, 02/28/2026 to 03/31/2027	11,940,000	11,199,334
2.75%, 07/31/2027 to 05/31/2029	2,917,000	2,744,463
2.88%, 05/15/2028 to 05/15/2032	36,525,000	33,795,989
3.13%, 08/31/2027 to 08/31/2029	5,345,000	5,083,567
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.25%, 06/30/2029	$ 7,000,000	$ 6,671,602
3.50%, 02/15/2033	5,300,000	5,107,875
3.75%, 05/31/2030	7,000,000	6,860,000
3.88%, 03/31/2025 to 12/31/2027	30,030,000	29,504,378
4.25%, 09/30/2024	23,600,000	23,310,531
4.63%, 06/30/2025	53,400,000	53,103,797
		356,676,118
U.S. Government Agency — 20.8%
Federal Home Loan Mtg. Corp.
2.00%, 04/01/2037 to 08/01/2052	29,745,698	24,348,784
2.50%, 05/01/2037 to 04/01/2052	11,130,870	9,424,895
3.00%, 01/01/2038 to 10/01/2052	10,374,077	9,170,853
3.50%, 11/01/2037 to 09/01/2052	6,185,394	5,682,797
3.75%, 08/01/2032	2,200,000	2,041,181
4.00%, 07/01/2025 to 10/01/2052	4,567,231	4,318,491
4.50%, 07/01/2025 to 11/01/2052	3,563,563	3,461,329
5.00%, 11/01/2035 to 06/01/2053	1,909,773	1,868,816
5.50%, 06/01/2026 to 04/01/2053	443,786	445,428
Federal National Mtg. Assoc.
1.50%, 02/01/2042	72,989	58,753
1.93%, 11/01/2031	2,600,000	2,100,888
2.00%, 01/01/2032 to 03/01/2052	25,756,849	21,379,250
2.42%, 10/01/2029	1,900,000	1,669,220
2.50%, 11/01/2031 to 03/01/2062	38,672,825	32,803,401
2.83%, 05/01/2027	2,447,599	2,278,511
2.92%, 02/01/2030 to 05/01/2030	3,500,457	3,164,704
2.94%, 05/01/2030	1,675,283	1,536,114
2.97%, 06/01/2030	1,812,538	1,652,677
3.00%, 11/01/2028 to 06/01/2062	24,550,968	21,603,602
3.03%, 04/01/2030	2,000,000	1,817,297
3.04%, 12/01/2024	2,325,216	2,243,157
3.07%, 09/01/2024	3,759,370	3,644,349
3.12%, 06/01/2035	2,000,000	1,747,124
3.16%, 02/01/2032	2,638,806	2,377,459
3.50%, 04/01/2038 to 06/01/2062	12,778,173	11,622,853
3.54%, 06/01/2032	2,723,000	2,497,219
3.76%, 12/01/2035	1,757,168	1,642,933
3.77%, 12/01/2025	710,549	687,282
3.81%, 12/01/2028	920,000	881,742
3.89%, 09/01/2032	2,314,000	2,171,332
3.90%, 02/01/2033	2,150,000	2,022,876
3.92%, 09/01/2032	2,000,000	1,887,007
3.95%, 01/01/2027	124,352	121,013
4.00%, 01/01/2035 to 10/01/2049	8,723,937	8,360,488
4.17%, 05/01/2033	1,500,000	1,441,907
4.22%, 10/01/2032	1,664,000	1,607,262
4.31%, 06/01/2030	2,000,000	1,948,502
4.33%, 01/01/2033	2,000,000	1,948,377
4.42%, 02/01/2033	3,110,000	3,052,618
4.50%, 05/01/2025 to 09/01/2052	6,262,504	6,111,629
4.59%, 04/01/2033	2,083,000	2,072,661
4.74%, 02/01/2033	1,915,000	1,924,763
4.85%, 12/01/2032	1,298,287	1,311,778
5.00%, 03/01/2034 to 07/01/2053	9,868,829	9,709,250
5.08%, 02/01/2030	1,600,000	1,625,791
5.29%, 12/01/2032	1,525,082	1,576,993
5.50%, 07/01/2024 to 05/01/2058	2,493,518	2,540,009
5.56%, 03/01/2038	802,612	815,219
6.00%, 02/01/2033 to 02/01/2053	1,262,727	1,283,340
Federal National Mtg. Assoc. VRS
1.75%, 03/01/2032(2)	3,098,237	2,485,123

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	$ 1,515,674	$ 1,402,359
Federal National Mtg. Assoc. REMIC
4.52%, 09/01/2033(6)	800,000	792,427
4.54%, 09/20/2033(6)	2,035,000	2,042,631
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	4,133,470	3,456,657
2.50%, 08/20/2051 to 04/20/2052	19,117,178	16,495,001
3.00%, 11/20/2044 to 10/20/2052	7,852,294	7,033,001
3.50%, 10/20/2033 to 02/20/2052	8,480,432	7,814,456
3.50%, August 30 TBA	2,050,000	1,883,438
3.50%, September 30 TBA	2,050,000	1,885,600
4.00%, 12/20/2042 to 10/20/2052	11,567,467	10,929,809
4.25%, 01/20/2045 to 06/20/2045	3,232,405	3,100,294
4.50%, 04/15/2039 to 01/20/2053	12,148,656	11,763,128
5.00%, 05/20/2052 to 06/20/2063	10,492,002	10,238,295
5.00%, August 30 TBA	1,000,000	979,844
5.50%, 12/15/2036 to 07/20/2053	5,842,551	5,818,959
5.50%, August 30 TBA	4,200,000	4,173,750
6.00%, 12/15/2032 to 08/20/2053	1,107,917	1,114,370
6.00%, September 30 TBA	550,000	552,342
6.50%, September 30 TBA	1,050,000	1,066,160
Government National Mtg. Assoc. FRS
6.77%, (1 Yr USTYCR+1.64%), 05/20/2072	1,737,441	1,787,232
6.82%, (1 Yr USTYCR+1.68%), 04/20/2072	1,969,061	2,027,871
6.85%, (1 Yr USTYCR+1.70%), 03/20/2072	1,909,116	1,970,126
6.86%, (1 Yr USTYCR+1.79%), 09/20/2071	1,946,411	2,009,806
6.91%, (1 Yr USTYCR+1.84%), 08/20/2071	1,993,161	2,062,599
6.91%, (1 Yr USTYCR+1.78%), 04/20/2072	1,991,130	2,060,354
6.96%, (1 Yr USTYCR+1.83%), 07/20/2072	1,761,093	1,833,454
7.09%, (1 Yr USTYCR+1.97%), 03/20/2072	1,721,200	1,792,483
Resolution Funding Corp.
Zero Coupon, 01/15/2030	1,000,000	746,037
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	428,808	384,513
Series 2012-20H, Class 1 2.37%, 08/01/2032	207,077	187,905
Series 2013-20F, Class 1 2.45%, 06/01/2033	552,304	499,190
Series 2013-20G, Class 1 3.15%, 07/01/2033	662,513	617,856
Series 2013-20H, Class 1 3.16%, 08/01/2033	769,785	723,214
Series 2013-20I, Class 1 3.62%, 09/01/2033	337,263	320,153
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	354,698
4.63%, 09/15/2060	240,000	226,607
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Uniform Mtg. Backed Securities
2.00%, August 15 TBA	$ 3,575,000	$ 3,158,987
5.00%, August 15 TBA	900,000	893,742
5.50%, August 30 TBA	75,000	74,479
		350,462,874
Total U.S. Government & Agency Obligations (cost $780,522,141)		707,138,992
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Israel Government USAID
Zero Coupon, 11/01/2024	380,000	354,084
Kingdom of Saudi Arabia
2.25%, 02/02/2033*	319,000	256,240
Republic of Chile
2.55%, 01/27/2032	256,000	216,987
Republic of Panama
4.50%, 04/16/2050	200,000	154,814
Republic of Peru
5.63%, 11/18/2050	54,000	54,917
United Mexican States
2.66%, 05/24/2031	541,000	449,755
3.75%, 01/11/2028	547,000	518,057
3.77%, 05/24/2061	398,000	270,452
4.13%, 01/21/2026	200,000	196,281
4.40%, 02/12/2052	400,000	314,421
4.60%, 02/10/2048	400,000	328,496
4.75%, 03/08/2044	1,080,000	928,588
6.34%, 05/04/2053	210,000	214,102
Total Foreign Government Obligations (cost $5,043,233)		4,257,194
MUNICIPAL SECURITIES — 1.0%
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	503,074
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	3,724,000	3,090,875
New Jersey Economic Development Authority Revenue Bonds
7.43%, 02/15/2029	3,828,000	4,116,432
Ohio State University Revenue Bonds
4.05%, 12/01/2056	244,000	197,876
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,370,543
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	486,897
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,250,000	1,327,490
6.77%, 06/01/2040	840,000	953,029

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
State of California General Obligation Bonds
7.30%, 10/01/2039	$ 360,000	$ 429,558
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	450,605
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	270,000	264,733
5.14%, 12/01/2036	3,955,000	3,541,382
Total Municipal Securities (cost $18,913,122)		16,732,494
Total Long-Term Investment Securities (cost $1,854,610,221)		1,676,391,673
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional Liquid Reserves Fund, Trust Class 5.29%(13) (cost $2,903,236)	2,902,075	2,903,236
REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $13,529,501 and collateralized by $15,224,400 of United States Treasury Notes, bearing interest at 1.50% due 01/31/2027 and having an approximate value of $13,799,491 (cost $13,528,900)	13,528,900	13,528,900
TOTAL INVESTMENTS (cost $1,871,042,357)(14)	100.3%	1,692,823,809
Other assets less liabilities	(0.3)	(5,325,047)
NET ASSETS	100.0%	$1,687,498,762
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $410,511,385 representing 24.3% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	Security currently paying interest/dividends in the form of additional securities.
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2023.
(6)	Securities classified as Level 3 (see Note 2).
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$498,800	$70,580	$124,700	$25.00	0.0%
(8)	Security in default of interest.
(9)	Interest Only
(10)	Principal Only
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Principal amount of security is adjusted for inflation.
(13)	The rate shown is the 7-day yield as of July 31, 2023.
(14)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR3M—Term Secured Overnight Financing Rate 3 Month
USAID—United States Agency for International Development
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
16	Short	U.S. Treasury Ultra 10 Year Notes	September 2023	$1,917,896	$1,871,750	$46,146
						Unrealized (Depreciation)
125	Long	U.S. Treasury 2 Year Notes	September 2023	$25,687,426	$25,378,907	$ (308,519)
235	Long	U.S. Treasury 5 Year Notes	September 2023	25,639,315	25,102,774	(536,541)
489	Long	U.S. Treasury Ultra Bonds	September 2023	65,837,258	64,654,968	(1,182,290)
						$(2,027,350)
		Net Unrealized Appreciation (Depreciation)				$(1,981,204)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$ —	$ —	$ 124,700	$ 124,700
Other Industries	—	580,735,239	—	580,735,239
Asset Backed Securities:
Auto Loan Receivables	—	30,180,412	246,642	30,427,054
Other Asset Backed Securities	—	151,697,501	3,000,712	154,698,213
Other Industries	—	2,986,854	—	2,986,854
Collateralized Mortgage Obligations	—	179,290,933	—	179,290,933
U.S. Government & Agency Obligations:
U.S. Government Agency	—	286,598,592	2,835,058	289,433,650
Other Industries	—	417,705,342	—	417,705,342
Foreign Government Obligations	—	4,257,194	—	4,257,194
Municipal Securities	—	16,732,494	—	16,732,494
Short-Term Investments	2,903,236	—	—	2,903,236
Repurchase Agreements	—	13,528,900	—	13,528,900
Total Investments at Value	$2,903,236	$1,683,713,461	$6,207,112	$1,692,823,809
Other Financial Instruments:†
Futures Contracts	$ 46,146	$ —	$ —	$ 46,146
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,027,350	$ —	$ —	$ 2,027,350
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bonds & Notes	Asset Backed Securities	U.S. Government & Agency Obligations
Balance as of January 31, 2023	$ 2,788,125	$ 8,309,327	$ 8,853,974
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	173,470	6,390	8,933
Realized Loss	—	(510)	—
Change in unrealized appreciation(1)	18,746	49,947	1,552
Change in unrealized depreciation(1)	(7,246)	(109,335)	(63,533)
Net purchases	—	1,219,870	2,833,506
Net sales	(2,848,395)	(676,733)	(7,141,607)
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	—	(5,551,602)	(1,657,767)
Balance as of July 31, 2023	124,700	3,247,354	2,835,058
(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at July 31, 2023 includes:
Corporate Bonds & Notes	Asset Backed Securities	U.S. Government & Agency Obligations
$0	$(30,588)	$1,552
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation
(depreciation) is attributable to securities sold/no longer held at July 31, 2023.
(2) Debt Security is now valued by a pricing vendor using Level 2 inputs.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Software	12.9%
Healthcare-Products	10.1
Commercial Services	8.4
Retail	7.7
Semiconductors	5.7
Electronics	5.7
Pharmaceuticals	3.7
Biotechnology	3.6
Diversified Financial Services	3.5
Distribution/Wholesale	3.3
Miscellaneous Manufacturing	3.3
Healthcare-Services	3.2
Internet	2.6
Advertising	2.3
Pipelines	2.1
Transportation	2.0
Lodging	1.8
Machinery-Diversified	1.7
Computers	1.7
Private Equity	1.4
Insurance	1.2
Aerospace/Defense	1.1
Electrical Components & Equipment	1.0
Oil & Gas Services	1.0
Energy-Alternate Sources	1.0
Oil & Gas	0.9
Beverages	0.8
Engineering & Construction	0.8
Media	0.8
Leisure Time	0.7
Household Products/Wares	0.6
Repurchase Agreements	0.5
Metal Fabricate/Hardware	0.5
Mining	0.5
Food Service	0.5
Office/Business Equipment	0.4
Hand/Machine Tools	0.4
Home Builders	0.4
Telecommunications	0.4
100.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Advertising — 2.3%
Trade Desk, Inc., Class A†	163,985	$ 14,965,271
Aerospace/Defense — 1.1%
HEICO Corp., Class A	50,162	7,040,237
Beverages — 0.8%
Constellation Brands, Inc., Class A	19,721	5,379,889
Biotechnology — 3.6%
Alnylam Pharmaceuticals, Inc.†	32,996	6,447,418
Apellis Pharmaceuticals, Inc.†	32,599	839,424
Exelixis, Inc.†	207,497	4,089,766
Royalty Pharma PLC, Class A	121,064	3,798,988
Sarepta Therapeutics, Inc.†	28,666	3,107,108
Seagen, Inc.†	25,414	4,873,897
		23,156,601
Commercial Services — 8.4%
Booz Allen Hamilton Holding Corp.	45,531	5,512,893
Bright Horizons Family Solutions, Inc.†	54,599	5,297,741
Cintas Corp.	13,256	6,655,042
Equifax, Inc.	36,267	7,401,369
Global Payments, Inc.	21,855	2,409,514
Quanta Services, Inc.	54,363	10,960,668
Remitly Global, Inc.†	230,315	4,440,473
S&P Global, Inc.	14,976	5,908,182
Verisk Analytics, Inc.	25,207	5,770,891
		54,356,773
Computers — 1.7%
Crowdstrike Holdings, Inc., Class A†	67,801	10,960,710
Distribution/Wholesale — 3.3%
Copart, Inc.†	172,348	15,233,840
Pool Corp.	15,250	5,867,285
		21,101,125
Diversified Financial Services — 3.5%
Air Lease Corp.	107,634	4,557,224
LPL Financial Holdings, Inc.	36,596	8,393,659
Raymond James Financial, Inc.	38,119	4,195,758
Tradeweb Markets, Inc., Class A	64,804	5,300,319
		22,446,960
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	42,151	6,685,149
Electronics — 5.7%
Agilent Technologies, Inc.	77,706	9,462,259
Garmin, Ltd.	33,482	3,545,409
Hubbell, Inc.	21,703	6,771,336
Jabil, Inc.	61,786	6,837,857
Keysight Technologies, Inc.†	25,826	4,160,052
Mettler-Toledo International, Inc.†	4,838	6,083,640
		36,860,553
Energy-Alternate Sources — 1.0%
SolarEdge Technologies, Inc.†	26,101	6,302,347
Engineering & Construction — 0.8%
AECOM	57,159	4,972,833
Food Service — 0.5%
Aramark	73,382	2,962,431
Hand/Machine Tools — 0.4%
MSA Safety, Inc.	17,319	2,874,954
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 10.1%
10X Genomics, Inc., Class A†	43,912	$ 2,765,578
Align Technology, Inc.†	21,797	8,236,868
Cooper Cos., Inc.	12,663	4,954,525
Exact Sciences Corp.†	82,894	8,085,481
Hologic, Inc.†	53,182	4,223,714
IDEXX Laboratories, Inc.†	16,588	9,201,861
Insulet Corp.†	26,750	7,403,063
Natera, Inc.†	93,628	4,233,858
ResMed, Inc.	18,827	4,186,184
Shockwave Medical, Inc.†	14,310	3,729,186
West Pharmaceutical Services, Inc.	22,093	8,131,108
		65,151,426
Healthcare-Services — 3.2%
Acadia Healthcare Co., Inc.†	68,130	5,384,314
Centene Corp.†	84,735	5,769,606
IQVIA Holdings, Inc.†	42,139	9,429,023
		20,582,943
Home Builders — 0.4%
Thor Industries, Inc.	23,803	2,749,008
Household Products/Wares — 0.6%
Helen of Troy, Ltd.†	27,205	3,844,066
Insurance — 1.2%
Arthur J. Gallagher & Co.	20,345	4,370,106
Progressive Corp.	27,040	3,406,499
		7,776,605
Internet — 2.6%
Etsy, Inc.†	24,722	2,512,991
Palo Alto Networks, Inc.†	35,331	8,831,337
Uber Technologies, Inc.†	104,610	5,174,011
		16,518,339
Leisure Time — 0.7%
Royal Caribbean Cruises, Ltd.†	38,992	4,254,417
Lodging — 1.8%
Hilton Worldwide Holdings, Inc.	54,545	8,481,202
Las Vegas Sands Corp.†	54,711	3,272,265
		11,753,467
Machinery-Diversified — 1.7%
Ingersoll Rand, Inc.	88,704	5,789,710
Toro Co.	51,531	5,238,126
		11,027,836
Media — 0.8%
FactSet Research Systems, Inc.	11,170	4,859,397
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.	12,453	3,296,932
Mining — 0.5%
Freeport-McMoRan, Inc.	72,089	3,218,774
Miscellaneous Manufacturing — 3.3%
ITT, Inc.	65,686	6,542,325
Teledyne Technologies, Inc.†	10,247	3,940,279
Trane Technologies PLC	52,531	10,476,783
		20,959,387
Office/Business Equipment — 0.4%
Zebra Technologies Corp., Class A†	9,413	2,898,827

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 0.9%
EOG Resources, Inc.	45,306	$ 6,004,404
Oil & Gas Services — 1.0%
TechnipFMC PLC†	355,904	6,527,279
Pharmaceuticals — 3.7%
Dexcom, Inc.†	109,738	13,668,965
McKesson Corp.	14,897	5,994,553
Neurocrine Biosciences, Inc.†	43,205	4,402,158
		24,065,676
Pipelines — 2.1%
Cheniere Energy, Inc.	84,159	13,621,976
Private Equity — 1.4%
Ares Management Corp., Class A	91,688	9,097,283
Retail — 7.7%
AutoZone, Inc.†	1,330	3,300,688
Burlington Stores, Inc.†	25,224	4,480,287
Chipotle Mexican Grill, Inc.†	2,320	4,552,489
Domino's Pizza, Inc.	18,715	7,424,989
Floor & Decor Holdings, Inc., Class A†	37,941	4,357,524
Lululemon Athletica, Inc.†	13,316	5,040,505
Ross Stores, Inc.	108,237	12,408,290
Tractor Supply Co.	34,911	7,819,715
		49,384,487
Semiconductors — 5.7%
Allegro MicroSystems, Inc.†	37,163	1,917,982
Entegris, Inc.	47,174	5,175,460
Lam Research Corp.	7,731	5,554,646
Marvell Technology, Inc.	85,434	5,564,316
Monolithic Power Systems, Inc.	12,828	7,177,138
ON Semiconductor Corp.†	46,821	5,044,963
Rambus, Inc.†	54,691	3,424,204
Teradyne, Inc.	27,076	3,057,963
		36,916,672
Software — 12.9%
Cadence Design Systems, Inc.†	14,074	3,293,457
Confluent, Inc., Class A†	210,779	7,280,307
DocuSign, Inc.†	54,373	2,926,355
Five9, Inc.†	35,732	3,135,483
Security Description	Shares or Principal Amount	Value

Software (continued)
HashiCorp, Inc., Class A†	125,566	$ 3,718,009
HubSpot, Inc.†	18,727	10,871,960
MongoDB, Inc.†	31,876	13,496,298
MSCI, Inc.	15,769	8,642,673
Procore Technologies, Inc.†	79,982	6,066,635
Snowflake, Inc., Class A†	24,263	4,311,778
Synopsys, Inc.†	7,090	3,203,262
Take-Two Interactive Software, Inc.†	47,520	7,267,709
Workday, Inc., Class A†	22,922	5,435,494
Zoom Video Communications, Inc., Class A†	48,132	3,530,482
		83,179,902
Telecommunications — 0.4%
Arista Networks, Inc.†	14,789	2,293,626
Transportation — 2.0%
JB Hunt Transport Services, Inc.	29,672	6,051,308
Old Dominion Freight Line, Inc.	16,711	7,010,097
		13,061,405
Total Long-Term Investment Securities (cost $575,529,524)		643,109,967
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $3,390,428 and collateralized by $3,434,200 of United States Treasury Notes, bearing interest at 4.00% due 02/29/2028 and having an approximate value of $3,458,178 (cost $3,390,278)	$3,390,278	3,390,278
TOTAL INVESTMENTS (cost $578,919,802)(1)	100.2%	646,500,245
Other assets less liabilities	(0.2)	(1,596,928)
NET ASSETS	100.0%	$644,903,317
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$643,109,967	$ —	$—	$643,109,967
Repurchase Agreements	—	3,390,278	—	3,390,278
Total Investments at Value	$643,109,967	$3,390,278	$—	$646,500,245
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Computers	14.4%
Software	10.7
Semiconductors	10.4
Internet	10.0
Pharmaceuticals	7.6
Oil & Gas	5.8
Retail	4.7
Diversified Financial Services	4.3
Auto Manufacturers	3.5
Healthcare-Services	3.3
Healthcare-Products	3.2
Unaffiliated Investment Companies	2.6
Beverages	2.4
Biotechnology	2.3
Insurance	1.6
Commercial Services	1.4
Chemicals	1.2
Cosmetics/Personal Care	1.1
Aerospace/Defense	0.9
Transportation	0.9
Food	0.8
Agriculture	0.7
REITS	0.7
Machinery-Diversified	0.6
Telecommunications	0.6
Electronics	0.5
Distribution/Wholesale	0.4
Pipelines	0.4
Electric	0.4
Machinery-Construction & Mining	0.4
Mining	0.3
Iron/Steel	0.3
Energy-Alternate Sources	0.3
Environmental Control	0.2
Miscellaneous Manufacturing	0.2
Lodging	0.2
Oil & Gas Services	0.2
Household Products/Wares	0.1
Building Materials	0.1
Home Builders	0.1
Electrical Components & Equipment	0.1
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Aerospace/Defense — 0.9%
General Dynamics Corp.	2,468	$ 551,795
L3Harris Technologies, Inc.	1,961	371,590
Lockheed Martin Corp.	3,313	1,478,824
Northrop Grumman Corp.	2,127	946,515
TransDigm Group, Inc.	507	456,158
		3,804,882
Agriculture — 0.7%
Altria Group, Inc.	19,214	872,700
Archer-Daniels-Midland Co.	5,524	469,319
Bunge, Ltd.	1,278	138,880
Philip Morris International, Inc.	17,351	1,730,242
		3,211,141
Auto Manufacturers — 3.5%
Cummins, Inc.	1,495	389,896
Tesla, Inc.†	55,769	14,914,304
		15,304,200
Beverages — 2.4%
Brown-Forman Corp., Class B	2,083	147,060
Coca-Cola Co.	52,369	3,243,212
Constellation Brands, Inc., Class A	1,869	509,863
Keurig Dr Pepper, Inc.	8,717	296,465
Monster Beverage Corp.†	15,818	909,377
PepsiCo, Inc.	28,519	5,346,172
		10,452,149
Biotechnology — 2.3%
Amgen, Inc.	11,060	2,589,699
Biogen, Inc.†	1,408	380,427
Corteva, Inc.	10,154	572,990
Gilead Sciences, Inc.	25,821	1,966,011
Incyte Corp.†	3,833	244,239
Moderna, Inc.†	6,786	798,441
Regeneron Pharmaceuticals, Inc.†	2,233	1,656,685
Vertex Pharmaceuticals, Inc.†	5,331	1,878,325
		10,086,817
Building Materials — 0.1%
Masco Corp.	3,308	200,729
Vulcan Materials Co.	1,625	358,313
		559,042
Chemicals — 1.2%
Air Products & Chemicals, Inc.	4,598	1,403,907
Albemarle Corp.	2,429	515,628
CF Industries Holdings, Inc.	4,035	331,193
FMC Corp.	2,588	249,043
Linde PLC	6,182	2,415,122
Mosaic Co.	6,875	280,225
		5,195,118
Commercial Services — 1.4%
Automatic Data Processing, Inc.	8,552	2,114,568
Cintas Corp.	1,055	529,652
CoStar Group, Inc.†	8,457	710,134
Equifax, Inc.	1,244	253,876
FleetCor Technologies, Inc.†	811	201,866
Gartner, Inc.†	1,637	578,827
MarketAxess Holdings, Inc.	382	102,842
Moody's Corp.	1,536	541,824
Quanta Services, Inc.	3,005	605,868
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Rollins, Inc.	4,794	$ 195,739
Verisk Analytics, Inc.	1,379	315,708
		6,150,904
Computers — 14.4%
Accenture PLC, Class A	6,405	2,026,222
Apple, Inc.	306,054	60,124,308
EPAM Systems, Inc.†	815	193,000
Fortinet, Inc.†	13,491	1,048,521
Leidos Holdings, Inc.	1,846	172,656
		63,564,707
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	9,444	720,200
Procter & Gamble Co.	26,834	4,194,154
		4,914,354
Distribution/Wholesale — 0.4%
Copart, Inc.†	8,879	784,815
Fastenal Co.	5,792	339,469
Pool Corp.	509	195,832
WW Grainger, Inc.	924	682,365
		2,002,481
Diversified Financial Services — 4.3%
American Express Co.	6,031	1,018,515
Ameriprise Financial, Inc.	2,157	751,607
Cboe Global Markets, Inc.	1,465	204,631
Charles Schwab Corp.	18,150	1,199,715
Discover Financial Services	3,049	321,822
Mastercard, Inc., Class A	17,321	6,829,324
Nasdaq, Inc.	4,486	226,498
Raymond James Financial, Inc.	3,948	434,556
Visa, Inc., Class A	33,498	7,963,480
		18,950,148
Electric — 0.4%
AES Corp.	8,175	176,825
NRG Energy, Inc.	2,240	85,098
PG&E Corp.†	33,464	589,301
Sempra	3,908	582,370
WEC Energy Group, Inc.	3,396	305,165
		1,738,759
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	2,386	378,420
Electronics — 0.5%
Agilent Technologies, Inc.	3,673	447,261
Amphenol Corp., Class A	12,323	1,088,244
Keysight Technologies, Inc.†	1,991	320,711
Mettler-Toledo International, Inc.†	296	372,211
		2,228,427
Energy-Alternate Sources — 0.3%
Enphase Energy, Inc.†	2,837	430,742
First Solar, Inc.†	2,056	426,414
SolarEdge Technologies, Inc.†	1,166	281,542
		1,138,698
Environmental Control — 0.2%
Republic Services, Inc.	2,340	353,597
Waste Management, Inc.	4,521	740,495
		1,094,092

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food — 0.8%
Campbell Soup Co.	2,451	$ 112,305
General Mills, Inc.	8,267	617,875
Hershey Co.	3,049	705,264
Hormel Foods Corp.	4,317	176,479
Kellogg Co.	2,927	195,787
Lamb Weston Holdings, Inc.	3,017	312,652
McCormick & Co., Inc.	2,648	236,943
Mondelez International, Inc., Class A	15,223	1,128,481
		3,485,786
Gas — 0.0%
Atmos Energy Corp.	1,824	221,999
Hand/Machine Tools — 0.0%
Snap-on, Inc.	625	170,275
Healthcare-Products — 3.2%
Abbott Laboratories	18,719	2,083,986
Bio-Techne Corp.	1,565	130,521
Boston Scientific Corp.†	15,773	817,830
Danaher Corp.	13,748	3,506,565
Hologic, Inc.†	5,094	404,565
IDEXX Laboratories, Inc.†	842	467,083
Insulet Corp.†	1,443	399,350
Intuitive Surgical, Inc.†	3,554	1,152,918
ResMed, Inc.	1,642	365,099
Thermo Fisher Scientific, Inc.	7,985	4,381,050
Waters Corp.†	1,222	337,529
		14,046,496
Healthcare-Services — 3.3%
Elevance Health, Inc.	4,907	2,314,288
HCA Healthcare, Inc.	2,306	629,100
Humana, Inc.	1,655	756,054
IQVIA Holdings, Inc.†	1,844	412,613
Molina Healthcare, Inc.†	1,207	367,519
Quest Diagnostics, Inc.	1,531	207,007
UnitedHealth Group, Inc.	19,272	9,758,763
		14,445,344
Home Builders — 0.1%
D.R. Horton, Inc.	3,213	408,115
Household Products/Wares — 0.1%
Clorox Co.	1,152	174,505
Kimberly-Clark Corp.	3,352	432,743
		607,248
Insurance — 1.6%
Aon PLC, Class A	2,790	888,615
Arch Capital Group, Ltd.†	7,710	598,990
Arthur J. Gallagher & Co.	2,838	609,602
Brown & Brown, Inc.	2,876	202,614
Chubb, Ltd.	4,887	998,952
Everest Group, Ltd.	515	185,663
Globe Life, Inc.	1,288	144,475
Marsh & McLennan Cos., Inc.	6,554	1,234,905
Principal Financial Group, Inc.	2,851	227,709
Progressive Corp.	12,117	1,526,500
Travelers Cos., Inc.	2,582	445,679
W.R. Berkley Corp.	4,157	256,445
		7,320,149
Security Description	Shares or Principal Amount	Value

Internet — 10.0%
Alphabet, Inc., Class A†	122,981	$ 16,322,038
Alphabet, Inc., Class C†	105,786	14,081,175
Amazon.com, Inc.†	85,000	11,362,800
CDW Corp.	1,758	328,869
Etsy, Inc.†	1,481	150,544
Gen Digital, Inc.	6,241	121,387
Palo Alto Networks, Inc.†	6,264	1,565,749
VeriSign, Inc.†	918	193,652
		44,126,214
Iron/Steel — 0.3%
Nucor Corp.	5,200	894,868
Steel Dynamics, Inc.	3,324	354,272
		1,249,140
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	2,630	408,939
Marriott International, Inc., Class A	2,722	549,327
		958,266
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	6,401	1,697,353
Machinery-Diversified — 0.6%
Deere & Co.	5,582	2,398,027
IDEX Corp.	892	201,423
		2,599,450
Media — 0.0%
FactSet Research Systems, Inc.	476	207,079
Mining — 0.3%
Freeport-McMoRan, Inc.	29,669	1,324,721
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.†	1,453	270,156
Illinois Tool Works, Inc.	2,919	768,631
		1,038,787
Oil & Gas — 5.8%
APA Corp.	6,388	258,650
Chevron Corp.	36,074	5,903,871
ConocoPhillips	25,049	2,948,768
Coterra Energy, Inc.	15,680	431,827
Devon Energy Corp.	13,283	717,282
Diamondback Energy, Inc.	3,748	552,155
EOG Resources, Inc.	12,107	1,604,541
EQT Corp.	7,486	315,759
Exxon Mobil Corp.	83,692	8,975,130
Hess Corp.	5,720	867,896
Marathon Oil Corp.	12,784	335,836
Marathon Petroleum Corp.	4,216	560,812
Occidental Petroleum Corp.	14,873	938,933
Pioneer Natural Resources Co.	4,839	1,092,017
		25,503,477
Oil & Gas Services — 0.2%
Schlumberger NV	15,638	912,321
Pharmaceuticals — 7.6%
AbbVie, Inc.	36,522	5,462,961
Bristol-Myers Squibb Co.	43,489	2,704,581
Cigna Group	3,001	885,595
Dexcom, Inc.†	8,024	999,469
Eli Lilly & Co.	16,309	7,413,256
Johnson & Johnson	33,352	5,587,461

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
McKesson Corp.	1,292	$ 519,901
Merck & Co., Inc.	52,526	5,601,898
Pfizer, Inc.	116,859	4,213,935
		33,389,057
Pipelines — 0.4%
ONEOK, Inc.	9,263	620,991
Targa Resources Corp.	4,678	383,549
Williams Cos., Inc.	25,217	868,726
		1,873,266
REITS — 0.7%
American Tower Corp.	5,113	973,055
Extra Space Storage, Inc.	2,186	305,100
Iron Mountain, Inc.	3,803	233,504
Public Storage	2,031	572,234
SBA Communications Corp.	1,256	275,001
VICI Properties, Inc.	11,850	373,038
Weyerhaeuser Co.	8,641	294,313
		3,026,245
Retail — 4.7%
AutoZone, Inc.†	381	945,535
Chipotle Mexican Grill, Inc.†	571	1,120,462
Costco Wholesale Corp.	6,059	3,397,100
Dollar General Corp.	4,536	765,949
Dollar Tree, Inc.†	4,304	664,236
Domino's Pizza, Inc.	336	133,305
Genuine Parts Co.	2,094	326,078
Home Depot, Inc.	11,110	3,708,962
Lowe's Cos., Inc.	8,518	1,995,512
McDonald's Corp.	9,370	2,747,284
O'Reilly Automotive, Inc.†	1,260	1,166,495
Starbucks Corp.	12,102	1,229,200
TJX Cos., Inc.	15,255	1,320,015
Tractor Supply Co.	2,268	508,009
Ulta Beauty, Inc.†	1,037	461,258
Yum! Brands, Inc.	3,710	510,756
		21,000,156
Semiconductors — 10.4%
Advanced Micro Devices, Inc.†	18,001	2,059,314
Analog Devices, Inc.	4,921	981,887
Applied Materials, Inc.	17,494	2,651,915
Broadcom, Inc.	5,178	4,653,210
KLA Corp.	2,840	1,459,618
Lam Research Corp.	2,780	1,997,402
Microchip Technology, Inc.	5,556	521,931
Monolithic Power Systems, Inc.	933	522,004
NVIDIA Corp.	51,194	23,922,444
NXP Semiconductors NV	3,172	707,293
ON Semiconductor Corp.†	8,940	963,285
QUALCOMM, Inc.	23,060	3,047,840
Teradyne, Inc.	1,572	177,542
Texas Instruments, Inc.	11,837	2,130,660
		45,796,345
Software — 10.7%
Activision Blizzard, Inc.	8,738	810,537
Adobe, Inc.†	4,463	2,437,557
Security Description	Shares or Principal Amount	Value

Software (continued)
Autodesk, Inc.†	2,438	$ 516,832
Broadridge Financial Solutions, Inc.	1,172	196,802
Cadence Design Systems, Inc.†	5,644	1,320,752
Electronic Arts, Inc.	3,667	499,995
Fair Isaac Corp.†	517	433,230
Fiserv, Inc.†	8,817	1,112,794
Intuit, Inc.	3,078	1,575,013
Jack Henry & Associates, Inc.	1,508	252,696
Microsoft Corp.	89,272	29,988,250
MSCI, Inc.	945	517,936
Oracle Corp.	18,794	2,203,221
Paychex, Inc.	3,785	474,904
Paycom Software, Inc.	1,006	370,972
PTC, Inc.†	2,205	321,511
ServiceNow, Inc.†	4,218	2,459,094
Synopsys, Inc.†	3,153	1,424,525
Tyler Technologies, Inc.†	408	161,825
		47,078,446
Telecommunications — 0.6%
Arista Networks, Inc.†	5,169	801,660
Motorola Solutions, Inc.	1,910	547,463
T-Mobile US, Inc.†	8,107	1,116,902
		2,466,025
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	1,301	130,334
CSX Corp.	20,201	673,098
Expeditors International of Washington, Inc.	3,163	402,650
JB Hunt Transport Services, Inc.	1,716	349,961
Old Dominion Freight Line, Inc.	1,861	780,671
Union Pacific Corp.	6,310	1,464,046
		3,800,760
Total Common Stocks (cost $322,446,215)		429,526,859
UNAFFILIATED INVESTMENT COMPANIES — 2.6%
SPDR Portfolio S&P 500 Growth ETF (cost $11,242,977)	185,940	11,693,766
Total Long-Term Investment Securities (cost $333,689,192)		441,220,625
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
3.44%, 09/07/2023(1) (cost $49,823)	$ 50,000	49,823
TOTAL INVESTMENTS (cost $333,739,015)(2)	99.9%	441,270,448
Other assets less liabilities	0.1	285,448
NET ASSETS	100.0%	$441,555,896
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	S&P 500 E-Mini Index	September 2023	$438,849	$461,450	$22,601
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$429,526,859	$ —	$—	$429,526,859
Unaffiliated Investment Companies	11,693,766	—	—	11,693,766
Short-Term Investments	—	49,823	—	49,823
Total Investments at Value	$441,220,625	$49,823	$—	$441,270,448
Other Financial Instruments:†
Futures Contracts	$ 22,601	$ —	$—	$ 22,601
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Software	10.6%
Internet	10.0
Computers	8.9
Semiconductors	7.4
Pharmaceuticals	5.6
Retail	4.9
Banks	3.9
Insurance	3.6
Healthcare-Products	3.6
Diversified Financial Services	3.5
Oil & Gas	3.5
Electric	2.4
Auto Manufacturers	2.3
REITS	2.3
Healthcare-Services	2.2
Commercial Services	1.7
Telecommunications	1.7
Beverages	1.6
Chemicals	1.6
Aerospace/Defense	1.5
Biotechnology	1.4
Transportation	1.4
Repurchase Agreements	1.4
Miscellaneous Manufacturing	1.3
Cosmetics/Personal Care	1.2
Media	1.2
Food	1.0
Electronics	1.0
Machinery-Diversified	0.8
Agriculture	0.8
Building Materials	0.4
Apparel	0.4
Oil & Gas Services	0.4
Lodging	0.4
Machinery-Construction & Mining	0.4
Distribution/Wholesale	0.3
Pipelines	0.3
Home Builders	0.3
Environmental Control	0.3
Household Products/Wares	0.3
Electrical Components & Equipment	0.3
Mining	0.3
Airlines	0.2
Packaging & Containers	0.2
Iron/Steel	0.2
Energy-Alternate Sources	0.1
Leisure Time	0.1
Short-Term Investments	0.1
Auto Parts & Equipment	0.1
Advertising	0.1
Hand/Machine Tools	0.1
Gas	0.1
Water	0.1
Real Estate	0.1
Entertainment	0.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	30,638	$ 1,048,739
Omnicom Group, Inc.	15,835	1,339,957
		2,388,696
Aerospace/Defense — 1.5%
Boeing Co.†	44,881	10,719,827
General Dynamics Corp.	17,854	3,991,797
Howmet Aerospace, Inc.	29,193	1,492,930
L3Harris Technologies, Inc.	15,036	2,849,172
Lockheed Martin Corp.	17,889	7,985,113
Northrop Grumman Corp.	11,329	5,041,405
RTX Corp.	115,966	10,196,890
TransDigm Group, Inc.	4,141	3,725,741
		46,002,875
Agriculture — 0.8%
Altria Group, Inc.	141,672	6,434,742
Archer-Daniels-Midland Co.	43,226	3,672,481
Bunge, Ltd.	11,952	1,298,824
Philip Morris International, Inc.	123,191	12,284,607
		23,690,654
Airlines — 0.2%
Alaska Air Group, Inc.†	10,152	493,692
American Airlines Group, Inc.†	51,816	867,918
Delta Air Lines, Inc.	51,009	2,359,676
Southwest Airlines Co.	47,228	1,613,309
United Airlines Holdings, Inc.†	26,030	1,413,689
		6,748,284
Apparel — 0.4%
NIKE, Inc., Class B	97,787	10,794,707
Ralph Lauren Corp.	3,262	428,398
Tapestry, Inc.	18,397	793,831
VF Corp.	26,219	519,398
		12,536,334
Auto Manufacturers — 2.3%
Cummins, Inc.	11,235	2,930,088
Ford Motor Co.	311,903	4,120,238
General Motors Co.	110,329	4,233,324
PACCAR, Inc.	41,475	3,572,242
Tesla, Inc.†	213,819	57,181,615
		72,037,507
Auto Parts & Equipment — 0.1%
Aptiv PLC†	21,469	2,350,641
BorgWarner, Inc.	18,602	864,993
		3,215,634
Banks — 3.9%
Bank of America Corp.	550,259	17,608,288
Bank of New York Mellon Corp.	56,994	2,585,248
Citigroup, Inc.	154,506	7,363,756
Citizens Financial Group, Inc.	38,413	1,239,203
Comerica, Inc.	10,450	563,882
Fifth Third Bancorp	54,026	1,572,156
Goldman Sachs Group, Inc.	26,385	9,389,630
Huntington Bancshares, Inc.	114,574	1,402,386
JPMorgan Chase & Co.	231,931	36,635,821
KeyCorp	74,229	913,759
M&T Bank Corp.	13,164	1,841,117
Morgan Stanley	103,389	9,466,297
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	16,535	$ 1,324,784
PNC Financial Services Group, Inc.	31,676	4,336,128
Regions Financial Corp.	74,470	1,516,954
State Street Corp.	26,529	1,921,761
Truist Financial Corp.	105,709	3,511,653
US Bancorp	110,712	4,393,052
Wells Fargo & Co.	297,799	13,746,402
Zions Bancorp NA	11,754	449,590
		121,781,867
Beverages — 1.6%
Brown-Forman Corp., Class B	14,516	1,024,830
Coca-Cola Co.	308,902	19,130,301
Constellation Brands, Inc., Class A	12,797	3,491,022
Keurig Dr Pepper, Inc.	66,847	2,273,466
Molson Coors Beverage Co., Class B	14,901	1,039,643
Monster Beverage Corp.†	60,644	3,486,423
PepsiCo, Inc.	109,342	20,497,251
		50,942,936
Biotechnology — 1.4%
Amgen, Inc.	42,407	9,929,599
Biogen, Inc.†	11,487	3,103,673
Bio-Rad Laboratories, Inc., Class A†	1,694	686,680
Corteva, Inc.	56,419	3,183,724
Gilead Sciences, Inc.	98,998	7,537,708
Illumina, Inc.†	12,548	2,411,098
Incyte Corp.†	14,695	936,365
Moderna, Inc.†	26,019	3,061,396
Regeneron Pharmaceuticals, Inc.†	8,563	6,352,975
Vertex Pharmaceuticals, Inc.†	20,441	7,202,182
		44,405,400
Building Materials — 0.4%
Carrier Global Corp.	66,257	3,945,605
Johnson Controls International PLC	54,453	3,787,206
Martin Marietta Materials, Inc.	4,918	2,195,690
Masco Corp.	17,864	1,083,988
Mohawk Industries, Inc.†	4,195	446,096
Vulcan Materials Co.	10,560	2,328,480
		13,787,065
Chemicals — 1.6%
Air Products & Chemicals, Inc.	17,629	5,382,663
Albemarle Corp.	9,313	1,976,964
Celanese Corp.	7,943	995,973
CF Industries Holdings, Inc.	15,470	1,269,778
Dow, Inc.	56,137	3,170,056
DuPont de Nemours, Inc.	36,431	2,828,139
Eastman Chemical Co.	9,456	809,244
Ecolab, Inc.	19,659	3,600,349
FMC Corp.	9,924	954,986
International Flavors & Fragrances, Inc.	20,245	1,712,929
Linde PLC	38,858	15,180,655
LyondellBasell Industries NV, Class A	20,137	1,990,744
Mosaic Co.	26,358	1,074,352
PPG Industries, Inc.	18,684	2,688,628
Sherwin-Williams Co.	18,625	5,149,812
		48,785,272
Commercial Services — 1.7%
Automatic Data Processing, Inc.	32,788	8,107,161

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Cintas Corp.	6,861	$ 3,444,496
CoStar Group, Inc.†	32,424	2,722,643
Equifax, Inc.	9,734	1,986,515
FleetCor Technologies, Inc.†	5,860	1,458,613
Gartner, Inc.†	6,273	2,218,070
Global Payments, Inc.	20,790	2,292,097
MarketAxess Holdings, Inc.	2,990	804,968
Moody's Corp.	12,524	4,417,841
PayPal Holdings, Inc.†	88,550	6,713,861
Quanta Services, Inc.	11,522	2,323,066
Robert Half, Inc.	8,552	634,131
Rollins, Inc.	18,382	750,537
S&P Global, Inc.	26,032	10,269,884
United Rentals, Inc.	5,455	2,534,829
Verisk Analytics, Inc.	11,491	2,630,750
		53,309,462
Computers — 8.9%
Accenture PLC, Class A	50,122	15,856,095
Apple, Inc.	1,173,427	230,519,734
Cognizant Technology Solutions Corp., Class A	40,276	2,659,424
DXC Technology Co.†	18,070	499,636
EPAM Systems, Inc.†	4,596	1,088,379
Fortinet, Inc.†	51,724	4,019,989
Hewlett Packard Enterprise Co.	102,848	1,787,498
HP, Inc.	68,803	2,258,802
International Business Machines Corp.	72,068	10,390,764
Leidos Holdings, Inc.	10,887	1,018,261
NetApp, Inc.	16,977	1,324,376
Seagate Technology Holdings PLC	15,285	970,597
Western Digital Corp.†	25,392	1,080,684
		273,474,239
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	65,840	5,020,959
Estee Lauder Cos., Inc., Class A	18,403	3,312,540
Procter & Gamble Co.	187,064	29,238,103
		37,571,602
Distribution/Wholesale — 0.3%
Copart, Inc.†	34,042	3,008,972
Fastenal Co.	45,319	2,656,147
LKQ Corp.	20,153	1,104,183
Pool Corp.	3,098	1,191,924
WW Grainger, Inc.	3,543	2,616,470
		10,577,696
Diversified Financial Services — 3.5%
American Express Co.	47,191	7,969,616
Ameriprise Financial, Inc.	8,269	2,881,333
BlackRock, Inc.	11,887	8,782,710
Capital One Financial Corp.	30,302	3,545,940
Cboe Global Markets, Inc.	8,379	1,170,379
Charles Schwab Corp.	117,945	7,796,164
CME Group, Inc.	28,549	5,680,109
Discover Financial Services	20,154	2,127,255
Franklin Resources, Inc.	22,659	662,549
Intercontinental Exchange, Inc.	44,434	5,101,023
Invesco, Ltd.	36,363	610,898
Mastercard, Inc., Class A	66,410	26,184,135
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Nasdaq, Inc.	26,875	$ 1,356,919
Raymond James Financial, Inc.	15,137	1,666,130
Synchrony Financial	34,014	1,174,844
T. Rowe Price Group, Inc.	17,823	2,196,863
Visa, Inc., Class A	128,432	30,532,139
		109,439,006
Electric — 2.4%
AES Corp.	53,123	1,149,051
Alliant Energy Corp.	19,952	1,072,221
Ameren Corp.	20,842	1,785,534
American Electric Power Co., Inc.	40,857	3,462,222
CenterPoint Energy, Inc.	50,082	1,506,967
CMS Energy Corp.	23,148	1,413,648
Consolidated Edison, Inc.	27,503	2,608,935
Constellation Energy Corp.	25,747	2,488,448
Dominion Energy, Inc.	66,345	3,552,775
DTE Energy Co.	16,358	1,869,719
Duke Energy Corp.	61,163	5,726,080
Edison International	30,396	2,187,296
Entergy Corp.	16,782	1,723,511
Evergy, Inc.	18,229	1,093,193
Eversource Energy	27,686	2,002,528
Exelon Corp.	78,935	3,304,219
FirstEnergy Corp.	43,191	1,701,294
NextEra Energy, Inc.	160,592	11,771,394
NRG Energy, Inc.	18,273	694,191
PG&E Corp.†	128,302	2,259,398
Pinnacle West Capital Corp.	8,989	744,469
PPL Corp.	58,498	1,610,450
Public Service Enterprise Group, Inc.	39,601	2,499,615
Sempra	24,972	3,721,328
Southern Co.	86,541	6,260,376
WEC Energy Group, Inc.	25,035	2,249,645
Xcel Energy, Inc.	43,680	2,740,046
		73,198,553
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	18,292	2,901,111
Emerson Electric Co.	45,358	4,143,454
Generac Holdings, Inc.†	4,936	758,663
		7,803,228
Electronics — 1.0%
Agilent Technologies, Inc.	23,469	2,857,820
Allegion PLC	6,980	815,683
Amphenol Corp., Class A	47,248	4,172,471
Fortive Corp.	28,060	2,198,501
Garmin, Ltd.	12,146	1,286,140
Honeywell International, Inc.	52,812	10,252,394
Keysight Technologies, Inc.†	14,139	2,277,510
Mettler-Toledo International, Inc.†	1,747	2,196,800
TE Connectivity, Ltd.	25,010	3,588,685
Trimble, Inc.†	19,663	1,057,869
		30,703,873
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	10,877	1,651,455
First Solar, Inc.†	7,885	1,635,349
SolarEdge Technologies, Inc.†	4,472	1,079,809
		4,366,613

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	10,068	$ 1,262,628
Entertainment — 0.1%
Caesars Entertainment, Inc.†	17,079	1,008,003
Live Nation Entertainment, Inc.†	11,423	1,002,368
		2,010,371
Environmental Control — 0.3%
Pentair PLC	13,092	909,894
Republic Services, Inc.	16,316	2,465,510
Waste Management, Inc.	29,382	4,812,478
		8,187,882
Food — 1.0%
Campbell Soup Co.	15,925	729,684
Conagra Brands, Inc.	37,850	1,241,858
General Mills, Inc.	46,616	3,484,080
Hershey Co.	11,690	2,704,014
Hormel Foods Corp.	22,989	939,790
J.M. Smucker Co.	8,463	1,274,951
Kellogg Co.	20,403	1,364,757
Kraft Heinz Co.	63,311	2,290,592
Kroger Co.	51,831	2,521,060
Lamb Weston Holdings, Inc.	11,564	1,198,377
McCormick & Co., Inc.	19,908	1,781,368
Mondelez International, Inc., Class A	108,085	8,012,341
Sysco Corp.	40,214	3,068,730
Tyson Foods, Inc., Class A	22,667	1,263,005
		31,874,607
Forest Products & Paper — 0.0%
International Paper Co.	27,544	993,237
Gas — 0.1%
Atmos Energy Corp.	11,468	1,395,770
NiSource, Inc.	32,783	912,679
		2,308,449
Hand/Machine Tools — 0.1%
Snap-on, Inc.	4,201	1,144,520
Stanley Black & Decker, Inc.	12,155	1,206,627
		2,351,147
Healthcare-Products — 3.6%
Abbott Laboratories	138,014	15,365,099
Align Technology, Inc.†	5,648	2,134,323
Baxter International, Inc.	40,147	1,815,849
Bio-Techne Corp.	12,495	1,042,083
Boston Scientific Corp.†	114,105	5,916,344
Cooper Cos., Inc.	3,925	1,535,695
Danaher Corp.	52,708	13,443,702
DENTSPLY SIRONA, Inc.	16,863	700,152
Edwards Lifesciences Corp.†	48,114	3,948,716
GE HealthCare Technologies, Inc.	31,034	2,420,652
Hologic, Inc.†	19,533	1,551,311
IDEXX Laboratories, Inc.†	6,588	3,654,561
Insulet Corp.†	5,531	1,530,704
Intuitive Surgical, Inc.†	27,810	9,021,564
Medtronic PLC	105,591	9,266,666
ResMed, Inc.	11,662	2,593,046
Revvity, Inc.	9,955	1,223,967
STERIS PLC	7,879	1,777,108
Stryker Corp.	26,814	7,599,356
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Teleflex, Inc.	3,728	$ 936,362
Thermo Fisher Scientific, Inc.	30,613	16,796,129
Waters Corp.†	4,685	1,294,044
West Pharmaceutical Services, Inc.	5,892	2,168,492
Zimmer Biomet Holdings, Inc.	16,553	2,286,797
		110,022,722
Healthcare-Services — 2.2%
Catalent, Inc.†	14,293	693,496
Centene Corp.†	43,554	2,965,592
Charles River Laboratories International, Inc.†	4,062	851,151
DaVita, Inc.†	4,391	447,838
Elevance Health, Inc.	18,814	8,873,247
HCA Healthcare, Inc.	16,375	4,467,264
Humana, Inc.	9,916	4,529,926
IQVIA Holdings, Inc.†	14,727	3,295,314
Laboratory Corp. of America Holdings	7,032	1,504,356
Molina Healthcare, Inc.†	4,627	1,408,875
Quest Diagnostics, Inc.	8,890	1,202,017
UnitedHealth Group, Inc.	73,892	37,416,692
Universal Health Services, Inc., Class B	4,994	693,966
		68,349,734
Home Builders — 0.3%
D.R. Horton, Inc.	24,633	3,128,884
Lennar Corp., Class A	20,141	2,554,483
NVR, Inc.†	248	1,563,997
PulteGroup, Inc.	17,716	1,495,053
		8,742,417
Home Furnishings — 0.0%
Whirlpool Corp.	4,346	626,954
Household Products/Wares — 0.3%
Avery Dennison Corp.	6,407	1,178,952
Church & Dwight Co., Inc.	19,386	1,854,658
Clorox Co.	9,812	1,486,322
Kimberly-Clark Corp.	26,777	3,456,911
		7,976,843
Housewares — 0.0%
Newell Brands, Inc.	29,908	333,773
Insurance — 3.6%
Aflac, Inc.	43,639	3,156,845
Allstate Corp.	20,862	2,350,730
American International Group, Inc.(1)	57,442	3,462,604
Aon PLC, Class A	16,211	5,163,203
Arch Capital Group, Ltd.†	29,558	2,296,361
Arthur J. Gallagher & Co.	17,000	3,651,600
Assurant, Inc.	4,218	567,363
Berkshire Hathaway, Inc., Class B†	141,533	49,813,955
Brown & Brown, Inc.	18,685	1,316,358
Chubb, Ltd.	32,871	6,719,161
Cincinnati Financial Corp.	12,477	1,342,276
Everest Group, Ltd.	3,403	1,226,816
Globe Life, Inc.	7,053	791,135
Hartford Financial Services Group, Inc.	24,622	1,769,829
Lincoln National Corp.	12,247	343,406
Loews Corp.	15,012	940,502

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.	39,264	$ 7,398,123
MetLife, Inc.	51,055	3,214,933
Principal Financial Group, Inc.	17,920	1,431,270
Progressive Corp.	46,458	5,852,779
Prudential Financial, Inc.	28,969	2,795,219
Travelers Cos., Inc.	18,332	3,164,287
W.R. Berkley Corp.	15,937	983,154
Willis Towers Watson PLC	8,446	1,784,893
		111,536,802
Internet — 10.0%
Alphabet, Inc., Class A†	471,514	62,579,338
Alphabet, Inc., Class C†	405,591	53,988,218
Amazon.com, Inc.†	708,463	94,707,334
Booking Holdings, Inc.†	2,931	8,707,415
Cars.com, Inc.†	1	23
CDW Corp.	10,698	2,001,275
eBay, Inc.	42,440	1,889,004
Etsy, Inc.†	9,790	995,153
Expedia Group, Inc.†	11,318	1,386,795
F5, Inc.†	4,799	759,394
Gen Digital, Inc.	45,145	878,070
Match Group, Inc.†	22,100	1,027,871
Meta Platforms, Inc., Class A†	175,571	55,936,921
Netflix, Inc.†	35,282	15,487,739
Palo Alto Networks, Inc.†	24,017	6,003,289
VeriSign, Inc.†	7,188	1,516,309
		307,864,148
Iron/Steel — 0.2%
Nucor Corp.	19,939	3,431,303
Steel Dynamics, Inc.	12,745	1,358,362
		4,789,665
Leisure Time — 0.1%
Carnival Corp.†	79,716	1,501,849
Norwegian Cruise Line Holdings, Ltd.†	33,665	742,987
Royal Caribbean Cruises, Ltd.†	17,455	1,904,515
		4,149,351
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	21,002	3,265,601
Las Vegas Sands Corp.†	26,083	1,560,024
Marriott International, Inc., Class A	20,464	4,129,840
MGM Resorts International	23,965	1,216,703
Wynn Resorts, Ltd.	8,219	895,707
		11,067,875
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	40,901	10,845,718
Machinery-Diversified — 0.8%
Deere & Co.	21,402	9,194,299
Dover Corp.	11,099	1,620,121
IDEX Corp.	5,998	1,354,408
Ingersoll Rand, Inc.	32,105	2,095,493
Nordson Corp.	4,272	1,074,878
Otis Worldwide Corp.	32,801	2,983,579
Rockwell Automation, Inc.	9,117	3,065,956
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	14,276	$ 1,690,850
Xylem, Inc.	18,990	2,141,123
		25,220,707
Media — 1.2%
Charter Communications, Inc., Class A†	8,246	3,341,197
Comcast Corp., Class A	330,114	14,940,960
FactSet Research Systems, Inc.	3,042	1,323,392
Fox Corp., Class A	21,354	714,291
Fox Corp., Class B	10,845	340,641
News Corp., Class A	30,235	599,258
News Corp., Class B	9,320	187,425
Paramount Global, Class B	40,239	645,031
Walt Disney Co.†	145,027	12,891,450
Warner Bros. Discovery, Inc.†	175,943	2,299,575
		37,283,220
Mining — 0.3%
Freeport-McMoRan, Inc.	113,755	5,079,161
Newmont Corp.	63,073	2,707,093
		7,786,254
Miscellaneous Manufacturing — 1.3%
3M Co.	43,785	4,882,027
A.O. Smith Corp.	9,884	717,875
Axon Enterprise, Inc.†	5,571	1,035,816
Eaton Corp. PLC	31,636	6,495,503
General Electric Co.	86,426	9,873,306
Illinois Tool Works, Inc.	21,949	5,779,611
Parker-Hannifin Corp.	10,182	4,174,722
Teledyne Technologies, Inc.†	3,734	1,435,835
Textron, Inc.	16,006	1,244,787
Trane Technologies PLC	18,100	3,609,864
		39,249,346
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	4,082	1,257,093
Oil & Gas — 3.5%
APA Corp.	24,492	991,681
Chevron Corp.	138,309	22,635,651
ConocoPhillips	96,037	11,305,476
Coterra Energy, Inc.	60,117	1,655,622
Devon Energy Corp.	50,929	2,750,166
Diamondback Energy, Inc.	14,372	2,117,283
EOG Resources, Inc.	46,418	6,151,778
EQT Corp.	28,702	1,210,650
Exxon Mobil Corp.	320,878	34,410,957
Hess Corp.	21,933	3,327,894
Marathon Oil Corp.	49,017	1,287,677
Marathon Petroleum Corp.	33,674	4,479,315
Occidental Petroleum Corp.	57,024	3,599,925
Phillips 66	36,418	4,062,428
Pioneer Natural Resources Co.	18,551	4,186,404
Valero Energy Corp.	28,692	3,698,686
		107,871,593
Oil & Gas Services — 0.4%
Baker Hughes Co.	80,347	2,875,619

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Halliburton Co.	71,604	$ 2,798,284
Schlumberger NV	113,123	6,599,596
		12,273,499
Packaging & Containers — 0.2%
Amcor PLC	116,783	1,198,193
Ball Corp.	24,965	1,465,196
Packaging Corp. of America	7,138	1,094,612
Sealed Air Corp.	11,459	522,760
WestRock Co.	20,328	676,719
		4,957,480
Pharmaceuticals — 5.6%
AbbVie, Inc.	140,025	20,944,940
AmerisourceBergen Corp.	12,855	2,402,600
Becton Dickinson & Co.	22,541	6,280,373
Bristol-Myers Squibb Co.	166,736	10,369,312
Cardinal Health, Inc.	20,207	1,848,334
Cigna Group	23,483	6,929,833
CVS Health Corp.	101,750	7,599,708
Dexcom, Inc.†	30,765	3,832,088
Eli Lilly & Co.	62,532	28,423,921
Henry Schein, Inc.†	10,398	819,258
Johnson & Johnson	206,251	34,553,230
McKesson Corp.	10,762	4,330,629
Merck & Co., Inc.	201,386	21,477,817
Organon & Co.	20,243	444,941
Pfizer, Inc.	448,046	16,156,539
Viatris, Inc.	95,163	1,002,066
Zoetis, Inc.	36,676	6,898,389
		174,313,978
Pipelines — 0.3%
Kinder Morgan, Inc.	156,531	2,772,164
ONEOK, Inc.	35,512	2,380,724
Targa Resources Corp.	17,938	1,470,737
Williams Cos., Inc.	96,683	3,330,729
		9,954,354
Real Estate — 0.1%
CBRE Group, Inc., Class A†	24,669	2,055,174
REITS — 2.3%
Alexandria Real Estate Equities, Inc.	12,496	1,570,497
American Tower Corp.	36,988	7,039,186
AvalonBay Communities, Inc.	11,270	2,126,085
Boston Properties, Inc.	11,327	754,718
Camden Property Trust	8,473	924,320
Crown Castle, Inc.	34,419	3,727,234
Digital Realty Trust, Inc.	23,123	2,881,588
Equinix, Inc.	7,422	6,011,226
Equity Residential	27,065	1,784,666
Essex Property Trust, Inc.	5,094	1,240,644
Extra Space Storage, Inc.	16,762	2,339,472
Federal Realty Investment Trust	5,823	591,151
Healthpeak Properties, Inc.	43,413	947,706
Host Hotels & Resorts, Inc.	56,449	1,038,662
Invitation Homes, Inc.	46,137	1,637,864
Iron Mountain, Inc.	23,145	1,421,103
Kimco Realty Corp.	49,199	996,772
Mid-America Apartment Communities, Inc.	9,259	1,385,702
Prologis, Inc.	73,292	9,143,177
Security Description	Shares or Principal Amount	Value

REITS (continued)
Public Storage	12,559	$ 3,538,498
Realty Income Corp.	53,431	3,257,688
Regency Centers Corp.	12,213	800,318
SBA Communications Corp.	8,598	1,882,532
Simon Property Group, Inc.	25,952	3,233,619
UDR, Inc.	24,558	1,003,931
Ventas, Inc.	31,750	1,540,510
VICI Properties, Inc.	79,702	2,509,019
Welltower, Inc.	39,448	3,240,653
Weyerhaeuser Co.	58,120	1,979,567
		70,548,108
Retail — 4.9%
Advance Auto Parts, Inc.	4,717	350,898
AutoZone, Inc.†	1,461	3,625,793
Bath & Body Works, Inc.	18,171	673,417
Best Buy Co., Inc.	15,446	1,282,790
CarMax, Inc.†	12,557	1,037,334
Chipotle Mexican Grill, Inc.†	2,189	4,295,431
Costco Wholesale Corp.	35,198	19,734,463
Darden Restaurants, Inc.	9,597	1,621,125
Dollar General Corp.	17,390	2,936,475
Dollar Tree, Inc.†	16,502	2,546,754
Domino's Pizza, Inc.	2,805	1,112,856
Genuine Parts Co.	11,152	1,736,589
Home Depot, Inc.	80,372	26,831,389
Lowe's Cos., Inc.	47,331	11,088,233
McDonald's Corp.	57,945	16,989,474
O'Reilly Automotive, Inc.†	4,832	4,473,417
Ross Stores, Inc.	27,147	3,112,132
Starbucks Corp.	90,985	9,241,347
Target Corp.	36,632	4,999,169
TJX Cos., Inc.	91,389	7,907,890
Tractor Supply Co.	8,696	1,947,817
Ulta Beauty, Inc.†	3,975	1,768,080
Walgreens Boots Alliance, Inc.	56,836	1,703,375
Walmart, Inc.	111,321	17,795,775
Yum! Brands, Inc.	22,229	3,060,266
		151,872,289
Semiconductors — 7.4%
Advanced Micro Devices, Inc.†	127,808	14,621,235
Analog Devices, Inc.	40,147	8,010,531
Applied Materials, Inc.	67,073	10,167,596
Broadcom, Inc.	33,090	29,736,329
Intel Corp.	331,037	11,841,193
KLA Corp.	10,889	5,596,402
Lam Research Corp.	10,662	7,660,540
Microchip Technology, Inc.	43,476	4,084,135
Micron Technology, Inc.	86,858	6,200,793
Monolithic Power Systems, Inc.	3,576	2,000,736
NVIDIA Corp.	196,282	91,720,616
NXP Semiconductors NV	20,615	4,596,733
ON Semiconductor Corp.†	34,276	3,693,239
Qorvo, Inc.†	7,928	872,239
QUALCOMM, Inc.	88,414	11,685,678
Skyworks Solutions, Inc.	12,631	1,444,607
Teradyne, Inc.	12,305	1,389,727
Texas Instruments, Inc.	72,037	12,966,660
		228,288,989
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,166	727,135

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 10.6%
Activision Blizzard, Inc.	56,779	$ 5,266,820
Adobe, Inc.†	36,405	19,883,319
Akamai Technologies, Inc.†	12,079	1,141,466
ANSYS, Inc.†	6,878	2,352,964
Autodesk, Inc.†	16,996	3,602,982
Broadridge Financial Solutions, Inc.	9,363	1,572,235
Cadence Design Systems, Inc.†	21,642	5,064,444
Ceridian HCM Holding, Inc.†	12,304	871,246
Electronic Arts, Inc.	20,676	2,819,173
Fair Isaac Corp.†	1,984	1,662,532
Fidelity National Information Services, Inc.	47,020	2,839,068
Fiserv, Inc.†	48,993	6,183,407
Intuit, Inc.	22,265	11,393,000
Jack Henry & Associates, Inc.	5,784	969,225
Microsoft Corp.	590,126	198,235,126
MSCI, Inc.	6,354	3,482,500
Oracle Corp.	122,136	14,318,003
Paychex, Inc.	25,465	3,195,094
Paycom Software, Inc.	3,858	1,422,676
PTC, Inc.†	8,454	1,232,678
Roper Technologies, Inc.	8,459	4,170,710
Salesforce, Inc.†	77,702	17,483,727
ServiceNow, Inc.†	16,170	9,427,110
Synopsys, Inc.†	12,088	5,461,358
Take-Two Interactive Software, Inc.†	12,584	1,924,597
Tyler Technologies, Inc.†	3,327	1,319,588
		327,295,048
Telecommunications — 1.7%
Arista Networks, Inc.†	19,819	3,073,729
AT&T, Inc.	567,389	8,238,488
Cisco Systems, Inc.	325,070	16,916,643
Corning, Inc.	60,724	2,060,973
Juniper Networks, Inc.	25,523	709,539
Motorola Solutions, Inc.	13,311	3,815,332
T-Mobile US, Inc.†	45,711	6,297,605
Verizon Communications, Inc.	333,655	11,370,962
		52,483,271
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	10,341	667,615
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	9,241	925,763
CSX Corp.	161,356	5,376,382
Expeditors International of Washington, Inc.	12,126	1,543,640
Security Description	Shares or Principal Amount	Value

Transportation (continued)
FedEx Corp.	18,353	$ 4,954,392
JB Hunt Transport Services, Inc.	6,581	1,342,129
Norfolk Southern Corp.	18,067	4,220,270
Old Dominion Freight Line, Inc.	7,136	2,993,481
Union Pacific Corp.	48,389	11,227,216
United Parcel Service, Inc., Class B	57,523	10,764,279
		43,347,552
Water — 0.1%
American Water Works Co., Inc.	15,449	2,277,646
Total Long-Term Investment Securities (cost $1,462,888,964)		3,041,791,470
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.52%, 11/30/2023(2) (cost $3,446,857)	$ 3,500,000	3,438,269
REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $41,904,900 and collateralized by $17,623,200 of United States Treasury Notes, bearing interest at 1.25% due 06/30/2028 and by $27,527,700 of United States Treasury Notes, bearing interest at 4.00% due 07/31/2030 and having an approximate combined value of $42,741,144 (cost $41,903,038)	41,903,038	41,903,038
TOTAL INVESTMENTS (cost $1,508,238,859)(3)	100.0%	3,087,132,777
Other assets less liabilities	0.0	513,743
NET ASSETS	100.0%	$3,087,646,520
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
207	Long	S&P 500 E-Mini Index	September 2023	$47,482,608	$47,760,075	$277,467
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,041,791,470	$ —	$—	$3,041,791,470
Short-Term Investments	—	3,438,269	—	3,438,269
Repurchase Agreements	—	41,903,038	—	41,903,038
Total Investments at Value	$3,041,791,470	$45,341,307	$—	$3,087,132,777
Other Financial Instruments:†
Futures Contracts	$ 277,467	$ —	$—	$ 277,467
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Software	10.5%
Internet	9.9
Banks	8.7
Insurance	5.9
Retail	5.1
Electric	4.7
REITS	4.2
Healthcare-Products	4.0
Semiconductors	3.8
Pharmaceuticals	3.3
Telecommunications	3.1
Diversified Financial Services	2.6
Media	2.6
Miscellaneous Manufacturing	2.5
Aerospace/Defense	2.2
Computers	2.1
Commercial Services	2.1
Chemicals	2.1
Transportation	2.0
Electronics	1.6
Cosmetics/Personal Care	1.3
Food	1.3
Machinery-Diversified	1.1
Auto Manufacturers	1.0
Healthcare-Services	0.9
Apparel	0.9
Building Materials	0.8
Agriculture	0.8
Beverages	0.8
Oil & Gas	0.7
Oil & Gas Services	0.6
Unaffiliated Investment Companies	0.6
Lodging	0.5
Home Builders	0.5
Airlines	0.5
Electrical Components & Equipment	0.5
Biotechnology	0.4
Household Products/Wares	0.4
Packaging & Containers	0.4
Machinery-Construction & Mining	0.3
Leisure Time	0.3
Environmental Control	0.3
Auto Parts & Equipment	0.2
Distribution/Wholesale	0.2
Pipelines	0.2
Mining	0.2
Advertising	0.2
Water	0.2
Real Estate	0.1
Entertainment	0.1
Hand/Machine Tools	0.1
Gas	0.1
Engineering & Construction	0.1
Office/Business Equipment	0.1
Forest Products & Paper	0.1
Shipbuilding	0.1
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	9,327	$ 319,263
Omnicom Group, Inc.	4,821	407,953
		727,216
Aerospace/Defense — 2.2%
Boeing Co.†	13,663	3,263,407
General Dynamics Corp.	2,555	571,247
Howmet Aerospace, Inc.	8,887	454,481
L3Harris Technologies, Inc.	2,289	433,743
Lockheed Martin Corp.	1,579	704,818
Northrop Grumman Corp.	966	429,870
RTX Corp.	35,303	3,104,193
TransDigm Group, Inc.	668	601,013
		9,562,772
Agriculture — 0.8%
Altria Group, Inc.	20,702	940,285
Archer-Daniels-Midland Co.	6,711	570,167
Bunge, Ltd.	2,147	233,314
Philip Morris International, Inc.	17,252	1,720,369
		3,464,135
Airlines — 0.5%
Alaska Air Group, Inc.†	3,091	150,315
American Airlines Group, Inc.†	15,774	264,215
Delta Air Lines, Inc.	15,529	718,372
Southwest Airlines Co.	14,378	491,152
United Airlines Holdings, Inc.†	7,924	430,352
		2,054,406
Apparel — 0.9%
NIKE, Inc., Class B	29,769	3,286,200
Ralph Lauren Corp.	993	130,411
Tapestry, Inc.	5,601	241,683
VF Corp.	7,982	158,123
		3,816,417
Auto Manufacturers — 1.0%
Cummins, Inc.	1,676	437,101
Ford Motor Co.	94,953	1,254,329
General Motors Co.	33,588	1,288,772
PACCAR, Inc.	12,626	1,087,477
		4,067,679
Auto Parts & Equipment — 0.2%
Aptiv PLC†	6,536	715,627
BorgWarner, Inc.	5,663	263,329
		978,956
Banks — 8.7%
Bank of America Corp.	167,516	5,360,512
Bank of New York Mellon Corp.	17,351	787,041
Citigroup, Inc.	47,037	2,241,783
Citizens Financial Group, Inc.	11,694	377,248
Comerica, Inc.	3,181	171,647
Fifth Third Bancorp	16,447	478,608
Goldman Sachs Group, Inc.	8,032	2,858,348
Huntington Bancshares, Inc.	34,880	426,931
JPMorgan Chase & Co.	70,607	11,153,082
KeyCorp	22,597	278,169
M&T Bank Corp.	4,008	560,559
Morgan Stanley	31,475	2,881,851
Northern Trust Corp.	5,034	403,324
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.	9,643	$ 1,320,030
Regions Financial Corp.	22,671	461,808
State Street Corp.	8,076	585,025
Truist Financial Corp.	32,181	1,069,053
US Bancorp	33,704	1,337,375
Wells Fargo & Co.	90,660	4,184,866
Zions Bancorp NA	3,578	136,859
		37,074,119
Beverages — 0.8%
Brown-Forman Corp., Class B	1,989	140,423
Coca-Cola Co.	32,914	2,038,364
Constellation Brands, Inc., Class A	1,714	467,579
Keurig Dr Pepper, Inc.	10,175	346,052
Molson Coors Beverage Co., Class B	4,536	316,477
		3,308,895
Biotechnology — 0.4%
Biogen, Inc.†	1,854	500,932
Bio-Rad Laboratories, Inc., Class A†	516	209,166
Corteva, Inc.	5,324	300,433
Illumina, Inc.†	3,820	734,013
		1,744,544
Building Materials — 0.8%
Carrier Global Corp.	20,171	1,201,183
Johnson Controls International PLC	16,577	1,152,930
Martin Marietta Materials, Inc.	1,497	668,351
Masco Corp.	1,577	95,693
Mohawk Industries, Inc.†	1,277	135,796
Vulcan Materials Co.	1,318	290,619
		3,544,572
Chemicals — 2.1%
Celanese Corp.	2,418	303,193
Dow, Inc.	17,090	965,072
DuPont de Nemours, Inc.	11,091	860,994
Eastman Chemical Co.	2,879	246,385
Ecolab, Inc.	5,985	1,096,093
International Flavors & Fragrances, Inc.	6,163	521,452
Linde PLC	4,613	1,802,161
LyondellBasell Industries NV, Class A	6,130	606,012
PPG Industries, Inc.	5,688	818,503
Sherwin-Williams Co.	5,670	1,567,755
		8,787,620
Commercial Services — 2.1%
Cintas Corp.	856	429,746
Equifax, Inc.	1,511	308,365
FleetCor Technologies, Inc.†	838	208,586
Global Payments, Inc.	6,329	697,772
MarketAxess Holdings, Inc.	464	124,918
Moody's Corp.	2,021	712,908
PayPal Holdings, Inc.†	26,957	2,043,880
Robert Half, Inc.	2,604	193,087
S&P Global, Inc.	7,925	3,126,492
United Rentals, Inc.	1,661	771,833
Verisk Analytics, Inc.	1,889	432,468
		9,050,055
Computers — 2.1%
Accenture PLC, Class A	7,782	2,461,836

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Cognizant Technology Solutions Corp., Class A	12,261	$ 809,594
DXC Technology Co.†	5,501	152,102
EPAM Systems, Inc.†	448	106,091
Hewlett Packard Enterprise Co.	31,310	544,168
HP, Inc.	20,946	687,657
International Business Machines Corp.	21,940	3,163,309
Leidos Holdings, Inc.	1,160	108,495
NetApp, Inc.	5,168	403,156
Seagate Technology Holdings PLC	4,653	295,465
Western Digital Corp.†	7,730	328,989
		9,060,862
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	9,020	687,865
Estee Lauder Cos., Inc., Class A	5,602	1,008,360
Procter & Gamble Co.	25,627	4,005,500
		5,701,725
Distribution/Wholesale — 0.2%
Fastenal Co.	7,036	412,380
LKQ Corp.	6,135	336,137
Pool Corp.	349	134,274
		882,791
Diversified Financial Services — 2.6%
American Express Co.	7,327	1,237,384
BlackRock, Inc.	3,619	2,673,898
Capital One Financial Corp.	9,225	1,079,509
Cboe Global Markets, Inc.	842	117,611
Charles Schwab Corp.	14,721	973,058
CME Group, Inc.	8,691	1,729,161
Discover Financial Services	2,577	272,002
Franklin Resources, Inc.	6,898	201,697
Intercontinental Exchange, Inc.	13,527	1,552,900
Invesco, Ltd.	11,070	185,976
Nasdaq, Inc.	2,945	148,693
Synchrony Financial	10,355	357,662
T. Rowe Price Group, Inc.	5,426	668,809
		11,198,360
Electric — 4.7%
AES Corp.	6,631	143,429
Alliant Energy Corp.	6,074	326,417
Ameren Corp.	6,345	543,576
American Electric Power Co., Inc.	12,438	1,053,996
CenterPoint Energy, Inc.	15,247	458,782
CMS Energy Corp.	7,047	430,360
Consolidated Edison, Inc.	8,373	794,263
Constellation Energy Corp.	7,838	757,543
Dominion Energy, Inc.	20,198	1,081,603
DTE Energy Co.	4,980	569,214
Duke Energy Corp.	18,620	1,743,204
Edison International	9,253	665,846
Entergy Corp.	5,109	524,694
Evergy, Inc.	5,549	332,773
Eversource Energy	8,429	609,670
Exelon Corp.	24,030	1,005,896
FirstEnergy Corp.	13,149	517,939
NextEra Energy, Inc.	48,889	3,583,564
NRG Energy, Inc.	2,948	111,994
Pinnacle West Capital Corp.	2,736	226,595
Security Description	Shares or Principal Amount	Value

Electric (continued)
PPL Corp.	17,809	$ 490,282
Public Service Enterprise Group, Inc.	12,056	760,975
Sempra	3,041	453,170
Southern Co.	26,346	1,905,870
WEC Energy Group, Inc.	3,658	328,708
Xcel Energy, Inc.	13,297	834,121
		20,254,484
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	2,784	441,542
Emerson Electric Co.	13,808	1,261,361
Generac Holdings, Inc.†	1,503	231,011
		1,933,914
Electronics — 1.6%
Agilent Technologies, Inc.	2,858	348,019
Allegion PLC	2,125	248,328
Fortive Corp.	8,542	669,266
Garmin, Ltd.	3,697	391,475
Honeywell International, Inc.	16,078	3,121,222
Keysight Technologies, Inc.†	1,980	318,938
Mettler-Toledo International, Inc.†	186	233,889
TE Connectivity, Ltd.	7,614	1,092,533
Trimble, Inc.†	5,986	322,047
		6,745,717
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	3,065	384,382
Entertainment — 0.1%
Caesars Entertainment, Inc.†	5,200	306,904
Live Nation Entertainment, Inc.†	3,477	305,107
		612,011
Environmental Control — 0.3%
Pentair PLC	3,985	276,957
Republic Services, Inc.	2,235	337,731
Waste Management, Inc.	3,667	600,618
		1,215,306
Food — 1.3%
Campbell Soup Co.	1,988	91,090
Conagra Brands, Inc.	11,523	378,070
General Mills, Inc.	4,541	339,394
Hormel Foods Corp.	1,960	80,125
J.M. Smucker Co.	2,576	388,074
Kellogg Co.	2,795	186,957
Kraft Heinz Co.	19,274	697,333
Kroger Co.	15,779	767,491
McCormick & Co., Inc.	2,970	265,756
Mondelez International, Inc., Class A	15,136	1,122,032
Sysco Corp.	12,242	934,187
Tyson Foods, Inc., Class A	6,901	384,524
		5,635,033
Forest Products & Paper — 0.1%
International Paper Co.	8,385	302,363
Gas — 0.1%
Atmos Energy Corp.	1,362	165,769
NiSource, Inc.	9,980	277,843
		443,612

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.1%
Snap-on, Inc.	550	$ 149,842
Stanley Black & Decker, Inc.	3,700	367,299
		517,141
Healthcare-Products — 4.0%
Abbott Laboratories	20,168	2,245,303
Align Technology, Inc.†	1,719	649,593
Baxter International, Inc.	12,222	552,801
Bio-Techne Corp.	1,978	164,965
Boston Scientific Corp.†	16,326	846,503
Cooper Cos., Inc.	1,195	467,556
DENTSPLY SIRONA, Inc.	5,134	213,164
Edwards Lifesciences Corp.†	14,647	1,202,079
GE HealthCare Technologies, Inc.	9,448	736,944
IDEXX Laboratories, Inc.†	1,023	567,489
Intuitive Surgical, Inc.†	4,318	1,400,759
Medtronic PLC	32,145	2,821,045
ResMed, Inc.	1,633	363,098
Revvity, Inc.	3,031	372,661
STERIS PLC	2,399	541,094
Stryker Corp.	8,163	2,313,476
Teleflex, Inc.	1,135	285,078
West Pharmaceutical Services, Inc.	1,794	660,264
Zimmer Biomet Holdings, Inc.	5,039	696,138
		17,100,010
Healthcare-Services — 0.9%
Catalent, Inc.†	4,351	211,111
Centene Corp.†	13,259	902,805
Charles River Laboratories International, Inc.†	1,237	259,201
DaVita, Inc.†	1,337	136,361
HCA Healthcare, Inc.	2,293	625,553
Humana, Inc.	1,087	496,574
IQVIA Holdings, Inc.†	2,331	521,585
Laboratory Corp. of America Holdings	2,141	458,024
Quest Diagnostics, Inc.	920	124,393
Universal Health Services, Inc., Class B	1,520	211,219
		3,946,826
Home Builders — 0.5%
D.R. Horton, Inc.	3,750	476,325
Lennar Corp., Class A	6,132	777,721
NVR, Inc.†	74	466,677
PulteGroup, Inc.	5,393	455,115
		2,175,838
Home Furnishings — 0.0%
Whirlpool Corp.	1,323	190,856
Household Products/Wares — 0.4%
Avery Dennison Corp.	1,951	359,003
Church & Dwight Co., Inc.	5,902	564,644
Clorox Co.	1,643	248,882
Kimberly-Clark Corp.	4,239	547,255
		1,719,784
Housewares — 0.0%
Newell Brands, Inc.	9,105	101,612
Insurance — 5.9%
Aflac, Inc.	13,285	961,037
Allstate Corp.	6,351	715,631
Security Description	Shares or Principal Amount	Value

Insurance (continued)
American International Group, Inc.(1)	17,487	$ 1,054,116
Aon PLC, Class A	1,678	534,443
Arthur J. Gallagher & Co.	1,863	400,172
Assurant, Inc.	1,284	172,711
Berkshire Hathaway, Inc., Class B†	43,087	15,164,901
Brown & Brown, Inc.	2,332	164,289
Chubb, Ltd.	4,303	879,576
Cincinnati Financial Corp.	3,799	408,696
Everest Group, Ltd.	435	156,822
Globe Life, Inc.	644	72,238
Hartford Financial Services Group, Inc.	7,496	538,813
Lincoln National Corp.	3,728	104,533
Loews Corp.	4,570	286,311
Marsh & McLennan Cos., Inc.	4,303	810,771
MetLife, Inc.	15,543	978,743
Principal Financial Group, Inc.	2,128	169,963
Prudential Financial, Inc.	8,819	850,945
Travelers Cos., Inc.	2,567	443,090
Willis Towers Watson PLC	2,571	543,329
		25,411,130
Internet — 9.9%
Amazon.com, Inc.†	116,466	15,569,175
Booking Holdings, Inc.†	892	2,649,954
CDW Corp.	1,205	225,419
eBay, Inc.	12,920	575,069
Etsy, Inc.†	1,252	127,266
Expedia Group, Inc.†	3,445	422,116
F5, Inc.†	1,461	231,189
Gen Digital, Inc.	6,460	125,647
Match Group, Inc.†	6,728	312,919
Meta Platforms, Inc., Class A†	53,449	17,028,851
Netflix, Inc.†	10,741	4,714,977
VeriSign, Inc.†	1,116	235,420
		42,218,002
Leisure Time — 0.3%
Carnival Corp.†	24,268	457,209
Norwegian Cruise Line Holdings, Ltd.†	10,248	226,173
Royal Caribbean Cruises, Ltd.†	5,314	579,811
		1,263,193
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	3,325	517,004
Las Vegas Sands Corp.†	7,940	474,892
Marriott International, Inc., Class A	3,053	616,126
MGM Resorts International	7,296	370,418
Wynn Resorts, Ltd.	2,502	272,668
		2,251,108
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	4,981	1,320,812
Machinery-Diversified — 1.1%
Dover Corp.	3,379	493,233
IDEX Corp.	785	177,261
Ingersoll Rand, Inc.	9,774	637,949
Nordson Corp.	1,301	327,345
Otis Worldwide Corp.	9,986	908,326
Rockwell Automation, Inc.	2,776	933,541

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	4,346	$ 514,740
Xylem, Inc.	5,781	651,808
		4,644,203
Media — 2.6%
Charter Communications, Inc., Class A†	2,510	1,017,027
Comcast Corp., Class A	100,497	4,548,494
FactSet Research Systems, Inc.	370	160,965
Fox Corp., Class A	6,501	217,459
Fox Corp., Class B	3,301	103,684
News Corp., Class A	9,204	182,423
News Corp., Class B	2,837	57,052
Paramount Global, Class B	12,250	196,368
Walt Disney Co.†	44,151	3,924,582
Warner Bros. Discovery, Inc.†	53,563	700,069
		11,108,123
Mining — 0.2%
Newmont Corp.	19,201	824,107
Miscellaneous Manufacturing — 2.5%
3M Co.	13,329	1,486,183
A.O. Smith Corp.	3,009	218,544
Eaton Corp. PLC	9,631	1,977,437
General Electric Co.	26,311	3,005,769
Illinois Tool Works, Inc.	3,274	862,110
Parker-Hannifin Corp.	3,100	1,271,031
Teledyne Technologies, Inc.†	1,137	437,211
Textron, Inc.	4,873	378,973
Trane Technologies PLC	5,510	1,098,914
		10,736,172
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,243	382,794
Oil & Gas — 0.7%
Marathon Petroleum Corp.	5,331	709,129
Phillips 66	11,087	1,236,755
Valero Energy Corp.	8,735	1,126,029
		3,071,913
Oil & Gas Services — 0.6%
Baker Hughes Co.	24,460	875,424
Halliburton Co.	21,798	851,866
Schlumberger NV	16,186	944,291
		2,671,581
Packaging & Containers — 0.4%
Amcor PLC	35,552	364,763
Ball Corp.	7,600	446,044
Packaging Corp. of America	2,173	333,230
Sealed Air Corp.	3,489	159,168
WestRock Co.	6,188	205,999
		1,509,204
Pharmaceuticals — 3.3%
AmerisourceBergen Corp.	3,914	731,527
Becton Dickinson & Co.	6,862	1,911,890
Cardinal Health, Inc.	6,152	562,723
Cigna Group	3,646	1,075,935
CVS Health Corp.	30,976	2,313,597
Henry Schein, Inc.†	3,165	249,370
Johnson & Johnson	23,860	3,997,266
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
McKesson Corp.	1,769	$ 711,846
Organon & Co.	6,163	135,463
Viatris, Inc.	28,970	305,054
Zoetis, Inc.	11,165	2,100,025
		14,094,696
Pipelines — 0.2%
Kinder Morgan, Inc.	47,653	843,935
Real Estate — 0.1%
CBRE Group, Inc., Class A†	7,510	625,658
REITS — 4.2%
Alexandria Real Estate Equities, Inc.	3,804	478,087
American Tower Corp.	5,292	1,007,120
AvalonBay Communities, Inc.	3,431	647,258
Boston Properties, Inc.	3,448	229,740
Camden Property Trust	2,580	281,452
Crown Castle, Inc.	10,478	1,134,663
Digital Realty Trust, Inc.	7,039	877,200
Equinix, Inc.	2,260	1,830,419
Equity Residential	8,239	543,280
Essex Property Trust, Inc.	1,551	377,746
Extra Space Storage, Inc.	2,552	356,183
Federal Realty Investment Trust	1,773	179,995
Healthpeak Properties, Inc.	13,216	288,505
Host Hotels & Resorts, Inc.	17,185	316,204
Invitation Homes, Inc.	14,046	498,633
Iron Mountain, Inc.	2,607	160,070
Kimco Realty Corp.	14,978	303,454
Mid-America Apartment Communities, Inc.	2,819	421,892
Prologis, Inc.	22,312	2,783,422
Public Storage	1,453	409,383
Realty Income Corp.	16,266	991,738
Regency Centers Corp.	3,718	243,641
SBA Communications Corp.	1,152	252,230
Simon Property Group, Inc.	7,901	984,465
UDR, Inc.	7,476	305,619
Ventas, Inc.	9,666	468,994
VICI Properties, Inc.	10,433	328,431
Welltower, Inc.	12,009	986,539
Weyerhaeuser Co.	7,608	259,128
		17,945,491
Retail — 5.1%
Advance Auto Parts, Inc.	1,436	106,824
Bath & Body Works, Inc.	5,532	205,016
Best Buy Co., Inc.	4,702	390,501
CarMax, Inc.†	3,823	315,818
Costco Wholesale Corp.	3,643	2,042,521
Darden Restaurants, Inc.	2,922	493,584
Domino's Pizza, Inc.	461	182,897
Genuine Parts Co.	951	148,090
Home Depot, Inc.	11,500	3,839,160
Lowe's Cos., Inc.	4,467	1,046,484
McDonald's Corp.	6,703	1,965,320
Ross Stores, Inc.	8,265	947,500
Starbucks Corp.	13,572	1,378,508
Target Corp.	11,152	1,521,913
TJX Cos., Inc.	10,016	866,684
Walgreens Boots Alliance, Inc.	17,303	518,571

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Walmart, Inc.	33,889	$ 5,417,496
Yum! Brands, Inc.	2,436	335,364
		21,722,251
Semiconductors — 3.8%
Advanced Micro Devices, Inc.†	17,898	2,047,531
Analog Devices, Inc.	6,478	1,292,555
Broadcom, Inc.	4,029	3,620,661
Intel Corp.	100,778	3,604,829
Microchip Technology, Inc.	6,750	634,095
Micron Technology, Inc.	26,442	1,887,694
NXP Semiconductors NV	2,573	573,728
Qorvo, Inc.†	2,413	265,478
Skyworks Solutions, Inc.	3,845	439,753
Teradyne, Inc.	1,910	215,716
Texas Instruments, Inc.	8,114	1,460,520
		16,042,560
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	964	221,402
Software — 10.5%
Activision Blizzard, Inc.	7,087	657,390
Adobe, Inc.†	5,874	3,208,203
Akamai Technologies, Inc.†	3,677	347,476
ANSYS, Inc.†	2,094	716,357
Autodesk, Inc.†	2,328	493,513
Broadridge Financial Solutions, Inc.	1,482	248,857
Ceridian HCM Holding, Inc.†	3,746	265,254
Electronic Arts, Inc.	2,014	274,609
Fidelity National Information Services, Inc.	14,314	864,279
Fiserv, Inc.†	4,624	583,595
Intuit, Inc.	3,186	1,630,276
Microsoft Corp.	75,454	25,346,508
MSCI, Inc.	832	456,003
Oracle Corp.	15,245	1,787,171
Paychex, Inc.	3,333	418,192
Roper Technologies, Inc.	2,575	1,269,604
Salesforce, Inc.†	23,655	5,322,612
Take-Two Interactive Software, Inc.†	3,831	585,913
Tyler Technologies, Inc.†	537	212,990
		44,688,802
Telecommunications — 3.1%
AT&T, Inc.	172,731	2,508,054
Cisco Systems, Inc.	98,961	5,149,930
Corning, Inc.	18,486	627,415
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Juniper Networks, Inc.	7,770	$ 216,006
Motorola Solutions, Inc.	1,824	522,813
T-Mobile US, Inc.†	4,453	613,490
Verizon Communications, Inc.	101,575	3,461,676
		13,099,384
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,148	203,235
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	1,294	129,633
CSX Corp.	25,543	851,093
FedEx Corp.	5,587	1,508,211
Norfolk Southern Corp.	5,500	1,284,745
Union Pacific Corp.	7,366	1,709,059
United Parcel Service, Inc., Class B	17,512	3,277,020
		8,759,761
Water — 0.2%
American Water Works Co., Inc.	4,703	693,363
Total Common Stocks (cost $369,644,912)		424,656,893
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
iShares S&P 500 Value ETF (cost $2,336,429)	15,172	2,529,931
Total Long-Term Investment Securities (cost $371,981,341)		427,186,824
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2) (cost $49,641)	$ 50,000	49,525
TOTAL INVESTMENTS (cost $372,030,982)(3)	99.9%	427,236,349
Other assets less liabilities	0.1	266,628
NET ASSETS	100.0%	$427,502,977
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	S&P 500 E-Mini Index	September 2023	$658,273	$692,175	$33,902
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$424,656,893	$ —	$—	$424,656,893
Unaffiliated Investment Companies	2,529,931	—	—	2,529,931
Short-Term Investments	—	49,525	—	49,525
Total Investments at Value	$427,186,824	$49,525	$—	$427,236,349
Other Financial Instruments:†
Futures Contracts	$ 33,902	$ —	$—	$ 33,902
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Internet	21.6%
Software	17.2
Computers	12.6
Semiconductors	10.4
Diversified Financial Services	5.5
Pharmaceuticals	4.7
Retail	2.6
Healthcare-Services	2.0
Auto Manufacturers	2.0
Commercial Services	2.0
REITS	1.7
Insurance	1.7
Biotechnology	1.7
Machinery-Diversified	1.4
Healthcare-Products	1.2
Beverages	1.1
Transportation	1.1
Electric	1.0
Oil & Gas	1.0
Household Products/Wares	0.9
Lodging	0.8
Agriculture	0.8
Metal Fabricate/Hardware	0.8
Chemicals	0.7
Leisure Time	0.7
Energy-Alternate Sources	0.6
Building Materials	0.5
Cosmetics/Personal Care	0.5
Short-Term Investments	0.4
Aerospace/Defense	0.3
Airlines	0.2
Apparel	0.2
Electronics	0.2
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Aerospace/Defense — 0.3%
Howmet Aerospace, Inc.	36,875	$ 1,885,787
Agriculture — 0.8%
Archer-Daniels-Midland Co.	63,034	5,355,369
Airlines — 0.2%
American Airlines Group, Inc.†	100,353	1,680,913
Apparel — 0.2%
Skechers USA, Inc., Class A†	23,468	1,304,351
Auto Manufacturers — 2.0%
Tesla, Inc.†	50,120	13,403,592
Beverages — 1.1%
PepsiCo, Inc.	40,255	7,546,202
Biotechnology — 1.7%
Exelixis, Inc.†	45,612	899,013
Incyte Corp.†	17,688	1,127,079
Vertex Pharmaceuticals, Inc.†	25,991	9,157,669
		11,183,761
Building Materials — 0.5%
Masco Corp.	61,466	3,729,757
Chemicals — 0.7%
Chemours Co.	133,119	4,922,741
Commercial Services — 2.0%
Gartner, Inc.†	26,001	9,193,693
Verisk Analytics, Inc.	17,819	4,079,482
		13,273,175
Computers — 12.6%
Apple, Inc.	431,274	84,723,777
Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	28,763	2,193,466
e.l.f. Beauty, Inc.†	7,966	929,792
		3,123,258
Diversified Financial Services — 5.5%
Ameriprise Financial, Inc.	21,955	7,650,220
Apollo Global Management, Inc.	98,535	8,051,295
LPL Financial Holdings, Inc.	14,367	3,295,215
Mastercard, Inc., Class A	9,708	3,827,670
Visa, Inc., Class A	59,243	14,083,838
		36,908,238
Electric — 1.0%
Vistra Corp.	246,285	6,910,757
Electronics — 0.2%
Agilent Technologies, Inc.	9,737	1,185,674
Energy-Alternate Sources — 0.6%
Enphase Energy, Inc.†	25,738	3,907,801
Healthcare-Products — 1.2%
Align Technology, Inc.†	19,790	7,478,443
Bruker Corp.	5,766	396,240
		7,874,683
Healthcare-Services — 2.0%
IQVIA Holdings, Inc.†	35,051	7,843,012
UnitedHealth Group, Inc.	11,648	5,898,198
		13,741,210
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.9%
Kimberly-Clark Corp.	48,354	$ 6,242,501
Insurance — 1.7%
Equitable Holdings, Inc.	241,096	6,917,044
Everest Group, Ltd.	1,900	684,969
MetLife, Inc.	56,917	3,584,064
		11,186,077
Internet — 21.6%
Alphabet, Inc., Class A†	210,741	27,969,545
Alphabet, Inc., Class C†	189,725	25,254,295
Amazon.com, Inc.†	299,726	40,067,372
Booking Holdings, Inc.†	4,257	12,646,696
Expedia Group, Inc.†	61,192	7,497,856
GoDaddy, Inc., Class A†	50,703	3,908,694
Meta Platforms, Inc., Class A†	43,601	13,891,278
Netflix, Inc.†	10,270	4,508,222
Palo Alto Networks, Inc.†	37,685	9,419,743
		145,163,701
Leisure Time — 0.7%
Brunswick Corp.	20,525	1,771,513
Polaris, Inc.	19,728	2,679,851
		4,451,364
Lodging — 0.8%
Las Vegas Sands Corp.†	64,202	3,839,921
Marriott International, Inc., Class A	9,012	1,818,712
		5,658,633
Machinery-Diversified — 1.4%
AGCO Corp.	17,766	2,364,655
Ingersoll Rand, Inc.	103,396	6,748,657
		9,113,312
Metal Fabricate/Hardware — 0.8%
Timken Co.	54,675	5,077,120
Oil & Gas — 1.0%
EOG Resources, Inc.	37,106	4,917,658
Phillips 66	16,562	1,847,491
		6,765,149
Pharmaceuticals — 4.7%
AbbVie, Inc.	5,546	829,571
Cardinal Health, Inc.	16,378	1,498,096
Cigna Group	24,779	7,312,283
Eli Lilly & Co.	11,548	5,249,143
McKesson Corp.	19,207	7,728,897
Merck & Co., Inc.	82,373	8,785,080
		31,403,070
REITS — 1.7%
Equinix, Inc.	10,756	8,711,500
Simon Property Group, Inc.	24,099	3,002,735
		11,714,235
Retail — 2.6%
Costco Wholesale Corp.	889	498,436
Home Depot, Inc.	16,484	5,503,018
O'Reilly Automotive, Inc.†	7,495	6,938,796
Ross Stores, Inc.	18,736	2,147,895

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Ulta Beauty, Inc.†	2,046	$ 910,061
Walmart, Inc.	11,126	1,778,602
		17,776,808
Semiconductors — 10.4%
Applied Materials, Inc.	95,312	14,448,346
Broadcom, Inc.	4,567	4,104,135
Lam Research Corp.	17,514	12,583,634
NVIDIA Corp.	73,954	34,557,965
NXP Semiconductors NV	18,878	4,209,416
		69,903,496
Software — 17.2%
Adobe, Inc.†	28,777	15,717,134
Autodesk, Inc.†	23,055	4,887,430
Dropbox, Inc., Class A†	222,792	6,004,244
Fiserv, Inc.†	14,613	1,844,307
Microsoft Corp.	226,610	76,122,831
ServiceNow, Inc.†	13,699	7,986,517
Veeva Systems, Inc., Class A†	13,708	2,799,448
		115,361,911
Security Description	Shares or Principal Amount	Value

Transportation — 1.1%
CSX Corp.	200,740	$ 6,688,657
Union Pacific Corp.	2,684	622,741
		7,311,398
Total Long-Term Investment Securities (cost $463,716,794)		669,789,821
SHORT-TERM INVESTMENTS — 0.4%
Sovereign — 0.4%
Federal National Mtg. Assoc.
5.16%, 08/01/2023 (cost $2,765,000)	$2,765,000	2,765,000
TOTAL INVESTMENTS (cost $466,481,794)(1)	100.1%	672,554,821
Other assets less liabilities	(0.1)	(713,185)
NET ASSETS	100.0%	$671,841,636
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$669,789,821	$ —	$—	$669,789,821
Short-Term Investments	—	2,765,000	—	2,765,000
Total Investments at Value	$669,789,821	$2,765,000	$—	$672,554,821
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Software	13.6%
Pharmaceuticals	8.2
Internet	8.2
Computers	6.4
Semiconductors	6.2
Banks	5.9
Diversified Financial Services	5.5
Retail	5.2
Electronics	4.9
Oil & Gas	3.4
REITS	3.1
Healthcare-Products	2.9
Chemicals	2.7
Building Materials	2.6
Insurance	2.5
Beverages	2.2
Media	2.1
Biotechnology	2.0
Aerospace/Defense	1.6
Healthcare-Services	1.4
Cosmetics/Personal Care	1.3
Apparel	1.2
Electrical Components & Equipment	1.0
Food	1.0
Short-Term Investments	0.9
Miscellaneous Manufacturing	0.9
Packaging & Containers	0.8
Household Products/Wares	0.7
Transportation	0.6
Electric	0.6
Environmental Control	0.5
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Aerospace/Defense — 1.6%
Howmet Aerospace, Inc.	293,962	$ 15,033,217
Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	11,745	10,952,051
Banks — 5.9%
Bank of America Corp.	418,935	13,405,920
Goldman Sachs Group, Inc.	44,201	15,729,810
JPMorgan Chase & Co.	159,093	25,130,330
		54,266,060
Beverages — 2.2%
Diageo PLC	217,587	9,487,184
Pernod Ricard SA	47,723	10,525,775
		20,012,959
Biotechnology — 2.0%
Maravai LifeSciences Holdings, Inc., Class A†	157,025	1,775,953
Vertex Pharmaceuticals, Inc.†	46,334	16,325,321
		18,101,274
Building Materials — 2.6%
Johnson Controls International PLC	232,350	16,159,943
Masco Corp.	134,400	8,155,392
		24,315,335
Chemicals — 2.7%
DuPont de Nemours, Inc.	136,153	10,569,557
International Flavors & Fragrances, Inc.	25,467	2,154,763
Linde PLC	18,879	7,375,459
PPG Industries, Inc.	35,409	5,095,355
		25,195,134
Computers — 6.4%
Amdocs, Ltd.	76,512	7,164,584
Apple, Inc.	201,230	39,531,633
Check Point Software Technologies, Ltd.†	91,027	12,034,680
		58,730,897
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	98,057	7,477,827
Kenvue, Inc.†	178,260	4,221,197
		11,699,024
Diversified Financial Services — 5.5%
Charles Schwab Corp.	85,470	5,649,567
Mastercard, Inc., Class A	44,093	17,384,988
Nasdaq, Inc.	162,725	8,215,985
Visa, Inc., Class A	82,060	19,508,124
		50,758,664
Electric — 0.6%
Xcel Energy, Inc.	90,167	5,656,176
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	58,770	9,320,922
Electronics — 4.9%
Agilent Technologies, Inc.	81,869	9,969,188
Fortive Corp.	95,793	7,505,382
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Honeywell International, Inc.	84,583	$ 16,420,098
TE Connectivity, Ltd.	78,999	11,335,566
		45,230,234
Environmental Control — 0.5%
Waste Management, Inc.	25,698	4,209,075
Food — 1.0%
Mondelez International, Inc., Class A	118,341	8,772,618
Healthcare-Products — 2.9%
Medtronic PLC	171,065	15,012,664
Thermo Fisher Scientific, Inc.	21,015	11,530,090
		26,542,754
Healthcare-Services — 1.4%
ICON PLC†	51,997	13,072,566
Household Products/Wares — 0.7%
Kimberly-Clark Corp.	48,253	6,229,462
Insurance — 2.5%
Aon PLC, Class A	17,279	5,503,362
Chubb, Ltd.	47,912	9,793,692
Willis Towers Watson PLC	35,637	7,531,167
		22,828,221
Internet — 8.2%
Alphabet, Inc., Class A†	363,032	48,181,607
Alphabet, Inc., Class C†	64,408	8,573,349
Amazon.com, Inc.†	139,699	18,674,962
		75,429,918
Media — 2.1%
Cable One, Inc.	8,276	5,991,327
Comcast Corp., Class A	293,826	13,298,565
		19,289,892
Miscellaneous Manufacturing — 0.9%
Eaton Corp. PLC	40,511	8,317,719
Oil & Gas — 3.4%
ConocoPhillips	221,760	26,105,587
Exxon Mobil Corp.	44,503	4,772,502
		30,878,089
Packaging & Containers — 0.8%
Crown Holdings, Inc.	81,158	7,528,216
Pharmaceuticals — 8.2%
Becton Dickinson & Co.	49,346	13,748,782
Cigna Group	47,676	14,069,188
Eli Lilly & Co.	28,725	13,056,949
Johnson & Johnson	86,299	14,457,671
Merck & Co., Inc.	109,024	11,627,410
Zoetis, Inc.	47,272	8,891,390
		75,851,390
REITS — 3.1%
American Tower Corp.	65,938	12,548,661
Equinix, Inc.	13,686	11,084,565
Rayonier, Inc.	158,690	5,255,813
		28,889,039
Retail — 5.2%
Costco Wholesale Corp.	21,141	11,853,124
Dollar General Corp.	29,475	4,977,149

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Home Depot, Inc.	43,279	$ 14,448,261
Target Corp.	72,614	9,909,633
Tractor Supply Co.	30,464	6,823,631
		48,011,798
Semiconductors — 6.2%
Analog Devices, Inc.	68,620	13,691,748
Applied Materials, Inc.	79,908	12,113,254
ASML Holding NV	8,682	6,225,811
NVIDIA Corp.	26,492	12,379,447
Texas Instruments, Inc.	69,889	12,580,020
		56,990,280
Software — 13.6%
Adobe, Inc.†	23,277	12,713,199
Electronic Arts, Inc.	91,329	12,452,709
Fiserv, Inc.†	103,580	13,072,832
Microsoft Corp.	227,981	76,583,378
Salesforce, Inc.†	45,123	10,153,126
		124,975,244
Security Description	Shares or Principal Amount	Value

Transportation — 0.6%
Canadian Pacific Kansas City, Ltd.	69,988	$ 5,759,313
Total Long-Term Investment Securities (cost $615,120,750)		912,847,541
SHORT-TERM INVESTMENTS — 0.9%
Sovereign — 0.9%
Federal National Mtg. Assoc.
5.16%, 08/01/2023 (cost $8,471,000)	$8,471,000	8,471,000
TOTAL INVESTMENTS (cost $623,591,750)(1)	100.1%	921,318,541
Other assets less liabilities	(0.1)	(845,580)
NET ASSETS	100.0%	$920,472,961
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$912,847,541	$ —	$—	$912,847,541
Short-Term Investments	—	8,471,000	—	8,471,000
Total Investments at Value	$912,847,541	$8,471,000	$—	$921,318,541
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	18.3%
Banks	10.6
Pharmaceuticals	6.7
Oil & Gas	4.1
Insurance	3.8
Diversified Financial Services	3.8
Software	3.7
Electric	3.7
Semiconductors	3.4
Other Asset Backed Securities	2.9
Short-Term Investments	2.8
Building Materials	2.8
Media	2.6
Collateralized Mortgage Obligations	2.6
Chemicals	1.9
Miscellaneous Manufacturing	1.7
Agriculture	1.7
Computers	1.6
Internet	1.5
Auto Parts & Equipment	1.4
Telecommunications	1.4
Healthcare-Products	1.4
Retail	1.3
Hand/Machine Tools	1.3
Aerospace/Defense	1.3
Beverages	1.2
Transportation	1.1
Healthcare-Services	1.0
Commercial Services	0.9
Machinery-Diversified	0.8
REITS	0.8
Electronics	0.7
Pipelines	0.6
Mining	0.6
Distribution/Wholesale	0.6
Advertising	0.6
Household Products/Wares	0.5
Food	0.5
Municipal Securities	0.5
Cosmetics/Personal Care	0.4
Auto Loan Receivables	0.3
Environmental Control	0.3
Biotechnology	0.3
Auto Manufacturers	0.3
Gas	0.3
Lodging	0.2
Entertainment	0.2
101.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.3%
Advertising — 0.6%
Omnicom Group, Inc.	34,892	$ 2,952,561
Aerospace/Defense — 1.2%
General Dynamics Corp.	7,901	1,766,505
Howmet Aerospace, Inc.	28,291	1,446,802
L3Harris Technologies, Inc.	14,053	2,662,903
		5,876,210
Agriculture — 1.3%
Archer-Daniels-Midland Co.	19,147	1,626,729
Philip Morris International, Inc.	50,283	5,014,221
		6,640,950
Auto Parts & Equipment — 1.3%
Aptiv PLC†	35,590	3,896,749
Lear Corp.	17,632	2,728,728
		6,625,477
Banks — 7.8%
Bank of America Corp.	201,983	6,463,456
Goldman Sachs Group, Inc.	30,152	10,730,192
JPMorgan Chase & Co.	61,992	9,792,256
Morgan Stanley	42,767	3,915,747
Northern Trust Corp.	38,183	3,059,222
PNC Financial Services Group, Inc.	15,048	2,059,921
Truist Financial Corp.	100,297	3,331,866
		39,352,660
Beverages — 0.9%
Constellation Brands, Inc., Class A	9,591	2,616,425
Diageo PLC	40,501	1,765,916
		4,382,341
Biotechnology — 0.3%
Vertex Pharmaceuticals, Inc.†	3,994	1,407,246
Building Materials — 2.5%
Johnson Controls International PLC	86,018	5,982,552
Masco Corp.	88,535	5,372,304
Vulcan Materials Co.	5,771	1,272,505
		12,627,361
Chemicals — 1.8%
Axalta Coating Systems, Ltd.†	95,557	3,057,824
DuPont de Nemours, Inc.	37,371	2,901,111
PPG Industries, Inc.	23,169	3,334,019
		9,292,954
Commercial Services — 0.3%
Dun & Bradstreet Holdings, Inc.	121,194	1,432,513
Computers — 1.5%
Accenture PLC, Class A	8,468	2,678,852
Amdocs, Ltd.	21,461	2,009,608
Cognizant Technology Solutions Corp., Class A	25,316	1,671,615
Seagate Technology Holdings PLC	17,577	1,116,140
		7,476,215
Cosmetics/Personal Care — 0.2%
Kenvue, Inc.†	47,667	1,128,755
Distribution/Wholesale — 0.6%
LKQ Corp.	54,131	2,965,837
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 2.7%
Cboe Global Markets, Inc.	14,294	$ 1,996,586
Charles Schwab Corp.	133,725	8,839,222
CME Group, Inc.	8,584	1,707,873
Invesco, Ltd.	60,953	1,024,010
		13,567,691
Electric — 2.7%
Duke Energy Corp.	35,683	3,340,643
Exelon Corp.	50,648	2,120,125
National Grid PLC	93,297	1,235,042
PG&E Corp.†	186,260	3,280,039
Southern Co.	50,062	3,621,485
		13,597,334
Electronics — 0.6%
Honeywell International, Inc.	14,955	2,903,214
Food — 0.5%
Danone SA	21,683	1,323,861
J.M. Smucker Co.	6,715	1,011,615
		2,335,476
Hand/Machine Tools — 1.3%
Regal Rexnord Corp.	25,041	3,910,903
Stanley Black & Decker, Inc.	26,335	2,614,276
		6,525,179
Healthcare-Products — 1.3%
Boston Scientific Corp.†	32,533	1,686,836
Medtronic PLC	54,449	4,778,444
		6,465,280
Healthcare-Services — 0.5%
ICON PLC†	11,280	2,835,905
Household Products/Wares — 0.5%
Henkel AG & Co. KGaA (Preference Shares)	32,680	2,521,685
Insurance — 3.1%
Aon PLC, Class A	16,769	5,340,927
Chubb, Ltd.	22,396	4,577,966
Travelers Cos., Inc.	11,279	1,946,868
Willis Towers Watson PLC	17,735	3,747,938
		15,613,699
Internet — 1.4%
Alphabet, Inc., Class A†	43,914	5,828,266
Booking Holdings, Inc.†	391	1,161,583
		6,989,849
Machinery-Diversified — 0.6%
Ingersoll Rand, Inc.	48,562	3,169,642
Media — 2.1%
Comcast Corp., Class A	209,728	9,492,289
Warner Bros. Discovery, Inc.†	102,430	1,338,760
		10,831,049
Mining — 0.2%
Glencore PLC	198,568	1,206,758
Miscellaneous Manufacturing — 1.7%
Eaton Corp. PLC	42,844	8,796,730
Oil & Gas — 3.5%
ConocoPhillips	55,881	6,578,311

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Hess Corp.	32,796	$ 4,976,137
Pioneer Natural Resources Co.	15,221	3,434,923
Suncor Energy, Inc.	79,659	2,492,497
		17,481,868
Pharmaceuticals — 6.6%
Bayer AG	65,020	3,798,953
Becton Dickinson & Co.	5,900	1,643,858
Cigna Group	25,268	7,456,587
Johnson & Johnson	43,791	7,336,306
McKesson Corp.	10,130	4,076,312
Merck & Co., Inc.	10,057	1,072,579
Organon & Co.	34,800	764,904
Pfizer, Inc.	117,143	4,224,177
Roche Holding AG	9,213	2,858,824
		33,232,500
Retail — 1.1%
Ross Stores, Inc.	6,419	735,874
Walmart, Inc.	21,989	3,515,162
Wendy's Co.	51,535	1,107,487
		5,358,523
Semiconductors — 3.2%
Analog Devices, Inc.	4,469	891,699
Applied Materials, Inc.	21,540	3,265,249
Intel Corp.	113,993	4,077,530
NXP Semiconductors NV	21,681	4,834,429
Samsung Electronics Co., Ltd. (Preference Shares)	26,826	1,208,028
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,181	1,901,796
		16,178,731
Software — 3.6%
Electronic Arts, Inc.	11,159	1,521,530
Fidelity National Information Services, Inc.	33,573	2,027,138
Fiserv, Inc.†	21,531	2,717,427
Microsoft Corp.	29,667	9,965,739
Oracle Corp.	16,579	1,943,556
		18,175,390
Telecommunications — 0.7%
T-Mobile US, Inc.†	26,477	3,647,736
Transportation — 1.1%
Union Pacific Corp.	23,107	5,361,286
Total Common Stocks (cost $222,887,698)		298,956,605
CORPORATE BONDS & NOTES — 14.3%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	202,148
RTX Corp.
4.13%, 11/16/2028	322,000	309,176
		511,324
Agriculture — 0.4%
BAT International Finance PLC
4.45%, 03/16/2028	1,087,000	1,040,027
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
Philip Morris International, Inc.
5.13%, 11/17/2027 to 02/15/2030	$ 428,000	$ 426,948
5.63%, 11/17/2029	83,000	84,911
5.75%, 11/17/2032	367,000	375,154
		1,927,040
Auto Manufacturers — 0.3%
Hyundai Capital America
2.65%, 02/10/2025*	176,000	167,738
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	625,758
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	520,000	499,714
		1,293,210
Auto Parts & Equipment — 0.1%
Lear Corp.
3.80%, 09/15/2027	165,000	155,005
4.25%, 05/15/2029	195,000	184,093
Magna International, Inc.
2.45%, 06/15/2030	411,000	346,683
		685,781
Banks — 2.8%
Bank of America Corp.
2.57%, 10/20/2032	679,000	551,066
3.37%, 01/23/2026	334,000	321,973
Barclays PLC
7.44%, 11/02/2033	643,000	701,143
Deutsche Bank AG
2.31%, 11/16/2027	188,000	165,156
6.72%, 01/18/2029	485,000	493,859
7.15%, 07/13/2027	190,000	193,775
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	621,000	496,210
2.60%, 02/07/2030	722,000	614,091
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	175,709
4.70%, 03/09/2031(1)	237,000	188,261
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,022,000	839,720
2.74%, 10/15/2030	197,000	170,948
2.96%, 05/13/2031	103,000	88,489
2.96%, 01/25/2033	398,000	335,840
3.11%, 04/22/2041	534,000	405,654
3.78%, 02/01/2028	925,000	876,769
3.90%, 01/23/2049	199,000	161,684
Macquarie Group, Ltd.
4.44%, 06/21/2033*	1,274,000	1,133,077
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	557,583
Morgan Stanley
2.70%, 01/22/2031	1,283,000	1,094,736
2.94%, 01/21/2033	678,000	564,270
Northern Trust Corp.
6.13%, 11/02/2032	588,000	612,820
Royal Bank of Canada
1.15%, 06/10/2025	582,000	538,778
State Street Corp.
2.90%, 03/30/2026	76,000	72,737
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	968,471

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
UBS Group AG
2.10%, 02/11/2032*	$ 1,372,000	$ 1,060,281
Wells Fargo & Co.
3.35%, 03/02/2033	1,115,000	954,568
		14,337,668
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	145,562
8.00%, 11/15/2039	626,000	788,687
Constellation Brands, Inc.
3.50%, 05/09/2027	344,000	325,584
Diageo Capital PLC
2.38%, 10/24/2029	499,000	434,356
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	66,000	58,876
		1,753,065
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/2040	684,000	526,706
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	41,000	34,646
Masco Corp.
2.00%, 02/15/2031	787,000	625,554
Vulcan Materials Co.
3.50%, 06/01/2030	81,000	73,286
		1,260,192
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	318,000	254,069
Sherwin-Williams Co.
2.30%, 05/15/2030	328,000	275,538
		529,607
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	675,000	653,954
ERAC USA Finance LLC
7.00%, 10/15/2037*	399,000	456,950
Experian Finance PLC
4.25%, 02/01/2029*	336,000	320,694
Global Payments, Inc.
1.20%, 03/01/2026	438,000	391,579
2.90%, 11/15/2031	531,000	436,797
RELX Capital, Inc.
3.00%, 05/22/2030	131,000	116,217
Verisk Analytics, Inc.
4.13%, 03/15/2029	399,000	383,931
5.75%, 04/01/2033	321,000	331,933
		3,092,055
Computers — 0.1%
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	300,000	296,802
Cosmetics/Personal Care — 0.2%
Haleon US Capital LLC
3.38%, 03/24/2029	403,000	369,477
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Kenvue, Inc.
4.90%, 03/22/2033*	$ 676,000	$ 680,505
		1,049,982
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	233,814
3.65%, 07/21/2027	150,000	138,470
4.88%, 01/16/2024	150,000	149,102
Air Lease Corp.
2.20%, 01/15/2027	301,000	269,717
2.88%, 01/15/2032	396,000	318,949
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	387,000	331,759
3.25%, 02/15/2027*	466,000	418,226
4.38%, 05/01/2026*	141,000	132,530
Capital One Financial Corp.
3.27%, 03/01/2030	1,031,000	888,232
3.75%, 03/09/2027	359,000	335,840
Charles Schwab Corp.
5.85%, 05/19/2034	835,000	860,456
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	454,000	380,047
LPL Holdings, Inc.
4.38%, 05/15/2031*	546,000	480,046
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	137,000	135,879
Raymond James Financial, Inc.
4.95%, 07/15/2046	451,000	404,667
		5,477,734
Electric — 1.0%
American Electric Power Co., Inc.
5.95%, 11/01/2032	284,000	296,261
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	92,122
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	344,724
Duke Energy Carolinas LLC
4.95%, 01/15/2033	887,000	882,691
Duke Energy Corp.
2.65%, 09/01/2026	66,000	61,154
4.50%, 08/15/2032	674,000	635,610
Electricite de France SA
6.90%, 05/23/2053*	200,000	210,693
Evergy, Inc.
2.90%, 09/15/2029	344,000	300,253
Exelon Corp.
4.05%, 04/15/2030	357,000	333,762
FirstEnergy Corp.
3.40%, 03/01/2050	227,000	155,086
Georgia Power Co.
3.70%, 01/30/2050	30,000	23,125
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	160,842
4.30%, 01/15/2026*	276,000	267,101
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	405,000	419,570
Pacific Gas & Electric Co.
2.10%, 08/01/2027	101,000	87,071
2.50%, 02/01/2031	413,000	326,369
3.00%, 06/15/2028	298,000	259,073

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
3.30%, 08/01/2040	$ 195,000	$ 134,012
Xcel Energy, Inc.
3.40%, 06/01/2030	206,000	183,595
		5,173,114
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	598,000	487,074
Entertainment — 0.2%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	654,000	543,710
5.14%, 03/15/2052	347,000	282,053
		825,763
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	184,000	143,872
Waste Management, Inc.
4.88%, 02/15/2034	1,314,000	1,298,597
		1,442,469
Gas — 0.3%
APA Infrastructure, Ltd.
4.20%, 03/23/2025*	714,000	695,004
4.25%, 07/15/2027*	55,000	52,621
East Ohio Gas Co.
2.00%, 06/15/2030*	247,000	197,862
NiSource, Inc.
2.95%, 09/01/2029	272,000	241,822
5.65%, 02/01/2045	89,000	88,247
		1,275,556
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	170,093
Boston Scientific Corp.
2.65%, 06/01/2030	336,000	291,108
		461,201
Healthcare-Services — 0.5%
Adventist Health System
5.43%, 03/01/2032	568,000	565,327
HCA, Inc.
4.13%, 06/15/2029	394,000	365,534
4.38%, 03/15/2042*	268,000	219,435
5.13%, 06/15/2039	450,000	415,801
Humana, Inc.
3.70%, 03/23/2029	404,000	374,110
5.88%, 03/01/2033	293,000	304,937
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	309,000	266,458
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	25,927
4.26%, 11/01/2047	257,000	208,263
		2,745,792
Insurance — 0.7%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	532,418
Aon Corp.
3.75%, 05/02/2029	422,000	393,904
4.50%, 12/15/2028	441,000	428,454
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/2031	$ 69,000	$ 57,196
Brown & Brown, Inc.
4.20%, 03/17/2032	460,000	415,908
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	670,000	652,752
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	230,000	169,122
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	949,286
		3,599,040
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	303,000	297,035
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	168,000	150,577
Marriott International, Inc.
2.75%, 10/15/2033	340,000	269,953
2.85%, 04/15/2031	2,000	1,693
4.00%, 04/15/2028	349,000	330,088
4.63%, 06/15/2030	420,000	401,448
		1,153,759
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	86,146
4.20%, 01/15/2024	349,000	346,186
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	169,000	160,801
4.95%, 09/15/2028	434,000	422,530
		1,015,663
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	447,000	301,640
5.25%, 04/01/2053	375,000	303,811
5.38%, 05/01/2047	90,000	73,535
6.38%, 10/23/2035	224,000	220,005
Cox Communications, Inc.
1.80%, 10/01/2030*	283,000	222,239
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	428,000	479,848
Walt Disney Co.
3.50%, 05/13/2040	1,037,000	846,273
		2,447,351
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	855,834
3.88%, 03/16/2029*	200,000	182,466
5.63%, 04/01/2030*	422,000	421,546
Glencore Funding LLC
2.50%, 09/01/2030*	359,000	294,111
2.85%, 04/27/2031*	150,000	123,433
		1,877,390

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas — 0.6%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	$ 904,000	$ 766,694
Eni SpA
4.75%, 09/12/2028*	762,000	743,253
Marathon Petroleum Corp.
4.75%, 09/15/2044	201,000	169,688
Phillips 66
2.15%, 12/15/2030	635,000	519,025
Valero Energy Corp.
3.65%, 12/01/2051	132,000	92,665
6.63%, 06/15/2037	450,000	484,095
		2,775,420
Pharmaceuticals — 0.1%
Becton Dickinson & Co.
4.67%, 06/06/2047	374,000	342,245
Cigna Group
3.20%, 03/15/2040	102,000	77,897
		420,142
Pipelines — 0.6%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	389,000	354,956
Enbridge, Inc.
2.50%, 01/15/2025	204,000	194,964
Energy Transfer LP
5.75%, 02/15/2033	489,000	495,089
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	422,000	418,127
ONEOK, Inc.
4.95%, 07/13/2047	499,000	413,882
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	399,000	357,376
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	108,000	102,519
Spectra Energy Partners LP
3.38%, 10/15/2026	174,000	164,092
Targa Resources Corp.
4.20%, 02/01/2033	162,000	144,690
6.13%, 03/15/2033	499,000	512,019
		3,157,714
REITS — 0.8%
Boston Properties LP
2.55%, 04/01/2032	279,000	212,382
Brixmor Operating Partnership LP
4.05%, 07/01/2030	356,000	323,808
4.13%, 05/15/2029	36,000	32,455
Crown Castle, Inc.
1.35%, 07/15/2025	147,000	135,539
3.65%, 09/01/2027	544,000	509,109
Equinix, Inc.
1.80%, 07/15/2027	382,000	334,005
2.50%, 05/15/2031	480,000	391,456
2.63%, 11/18/2024	603,000	579,382
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	331,000	315,831
Public Storage
5.10%, 08/01/2033	975,000	975,815
Security Description	Shares or Principal Amount	Value

REITS (continued)
Realty Income Corp.
3.25%, 01/15/2031	$ 105,000	$ 91,373
		3,901,155
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	448,000	319,942
Best Buy Co., Inc.
4.45%, 10/01/2028	373,000	362,450
Genuine Parts Co.
2.75%, 02/01/2032	598,000	491,433
		1,173,825
Semiconductors — 0.2%
Broadcom, Inc.
3.19%, 11/15/2036*	507,000	383,365
3.47%, 04/15/2034*	247,000	202,592
4.15%, 11/15/2030	111,000	102,049
4.30%, 11/15/2032	288,000	262,728
4.93%, 05/15/2037*	149,000	135,386
		1,086,120
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	106,000	102,492
Software — 0.1%
Fiserv, Inc.
2.65%, 06/01/2030	147,000	125,419
Oracle Corp.
4.90%, 02/06/2033	165,000	159,650
Roper Technologies, Inc.
2.00%, 06/30/2030	281,000	230,752
2.95%, 09/15/2029	88,000	78,689
4.20%, 09/15/2028	141,000	136,004
		730,514
Telecommunications — 0.7%
AT&T, Inc.
2.75%, 06/01/2031	448,000	371,956
3.65%, 09/15/2059	400,000	267,600
Rogers Communications, Inc.
3.80%, 03/15/2032	1,127,000	979,448
T-Mobile USA, Inc.
2.05%, 02/15/2028	401,000	349,785
4.50%, 04/15/2050	477,000	407,604
Verizon Communications, Inc.
3.15%, 03/22/2030	224,000	197,486
4.27%, 01/15/2036	316,000	282,170
4.81%, 03/15/2039	400,000	367,062
Vodafone Group PLC
5.63%, 02/10/2053	167,000	162,219
		3,385,330
Total Corporate Bonds & Notes (cost $80,354,620)		71,748,379
ASSET BACKED SECURITIES — 3.2%
Auto Loan Receivables — 0.3%
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class B 1.38%, 07/15/2030*	258,000	243,843

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Enterprise Fleet Financing LLC
Series 2023-1, Class A2 5.51%, 01/22/2029*	$ 1,105,090	$ 1,098,251
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2 6.27%, 08/16/2027*	193,734	193,358
Santander Drive Auto Receivables Trust
Series 2022-6, Class A2 4.37%, 05/15/2025	28,814	28,774
Toyota Lease Owner Trust
Series 2023-A, Class A2 5.30%, 08/20/2025*	113,000	112,485
		1,676,711
Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 7.03%, (1 ML+1.60%), 12/28/2040*	78,823	114,336
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	16,011	15,831
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 4.22%, 12/25/2035(2)	11,437	11,374
		141,541
Other Asset Backed Securities — 2.9%
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class AS 7.09%, (1 ML+1.75%), 01/15/2037*	397,000	387,285
Allegro CLO IV, Ltd. FRS
Series 2016-1A, Class BR2 7.12%, (3 ML+1.55%), 01/15/2030*	553,817	550,813
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL1, Class AS 6.54%, (1 ML+1.20%), 12/15/2035*	488,500	478,242
Series 2021-FL3, Class B 6.94%, (1 ML+1.60%), 08/15/2034*	383,500	365,861
Series 2022-FL1, Class B 7.17%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,058,051
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 6.64%, (1 ML+1.30%), 03/15/2036*	1,118,500	1,068,910
Series 2022-FL8, Class B 7.12%, (SOFR30A+2.05%), 02/15/2037*	392,500	378,217
Series 2021-FL7, Class B 7.39%, (1 ML+2.05%), 12/15/2038*	182,000	175,893
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	194,865	177,818
CHCP, Ltd. FRS
Series 2021-FL1, Class AS 6.64%, (TSFR1M+1.41%), 02/15/2038*	509,000	491,138
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.02%, (3 ML+1.70%), 11/07/2030*	795,089	780,402
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Cutwater, Ltd. FRS
Series 2015-1A, Class AR 6.79%, (3 ML+1.22%), 01/15/2029*	$ 177,048	$ 176,497
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 6.59%, (3 ML+1.02%), 04/15/2031*	873,396	870,227
Dryden Senior Loan Fund FRS
Series 2013-26A, Class AR 6.47%, (3 ML+0.90%), 04/15/2029*	321,054	319,898
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	100,000	99,866
LCCM Trust FRS
Series 2021-FL2, Class B 7.24%, (1 ML+1.90%), 12/13/2038*	494,000	470,895
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 7.09%, (1 ML+1.75%), 07/15/2036*	1,249,000	1,211,582
MF1, Ltd. FRS
Series 2022-FL8, Class B 7.02%, (SOFR30A+1.95%), 02/19/2037*	486,092	466,228
Series 2020-FL4, Class A 7.04%, (TSFR1M+1.81%), 11/15/2035*	182,684	181,417
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 7.28%, (3 ML+1.65%), 01/29/2030*	895,236	892,797
Neuberger Berman CLO XV FRS
Series 2013-15A, Class BR2 6.92%, (3 ML+1.35%), 10/15/2029*	371,566	364,914
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class ARR 6.73%, (3 ML+1.16%), 07/15/2034*	385,000	383,376
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 7.36%, (3 ML+1.75%), 04/22/2030*	1,102,426	1,082,695
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	534,000	531,128
STWD, Ltd. FRS
Series 2022-FL3, Class AS 6.87%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,073,807
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 7.02%, (TSFR3M+1.72%), 10/15/2030*	425,864	414,445
		14,452,402
Total Asset Backed Securities (cost $16,641,859)		16,270,654
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Commercial and Residential — 2.1%
AREIT Trust FRS
Series 2019-CRE3, Class AS 6.62%, (TSFR1M+1.41%), 09/14/2036*	598,683	585,415
Series 2022-CRE6, Class B 6.92%, (SOFR30A+1.85%), 01/20/2037*	668,000	650,752
Benchmark Mtg. Trust
Series 2023-V3, Class A3 6.36%, 07/15/2056	30,512	31,427

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.64%, (1 ML+1.30%), 05/15/2038*	$ 1,187,000	$ 1,060,958
COMM Mtg. Trust
Series 2015-LC21, Class A4 3.71%, 07/10/2048	821,121	783,836
CSAIL Commercial Mtg. Trust
Series 2015-C2, Class A4 3.50%, 06/15/2057	467,518	445,862
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	879,375	836,059
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4 3.23%, 10/15/2048	635,131	600,829
Series 2014-C26, Class A4 3.49%, 01/15/2048	1,010,000	966,559
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 6.54%, (TSFR1M+1.31%), 07/15/2036*	1,229,000	1,197,135
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	294,840
PFP, Ltd. FRS
Series 2021-7, Class AS 6.47%, (1 ML+1.15%), 04/14/2038*	890,956	869,490
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL5, Class A 6.41%, (1 ML+1.00%), 04/25/2038*	376,697	371,094
Series 2021-FL7, Class B 7.21%, (1 ML+1.80%), 11/25/2036*	240,000	231,397
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 6.54%, (1 ML+1.20%), 03/15/2038*	919,257	888,810
Wells Fargo Commercial Mtg. Trust
Series 2015-C28, Class A4 3.54%, 05/15/2048	893,749	853,110
		10,667,573
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K042, Class A2 2.67%, 12/25/2024	320,000	308,453
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20%, 11/25/2027(2)(3)	3,192,000	27,794
Series K070, Class XAM 0.25%, 12/25/2027(2)(3)	1,984,000	20,942
Series K729, Class XAM 0.27%, 11/25/2024(2)(3)	3,013,000	10,575
Series K069, Class XAM 0.28%, 09/25/2027(2)(3)	2,042,000	23,289
Series K071, Class X1 0.29%, 11/25/2027(2)(3)	2,227,990	23,054
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series K072, Class XAM 0.29%, 12/25/2027(2)(3)	$ 2,208,000	$ 27,307
Series K154, Class X1 0.30%, 11/25/2032(2)(3)	1,625,475	31,569
Series K728, Class XAM 0.32%, 08/25/2024(2)(3)	2,996,000	14,434
Series K070, Class X1 0.32%, 11/25/2027(2)(3)	2,000,148	24,145
Series K068, Class XAM 0.33%, 08/25/2027(2)(3)	1,898,000	25,133
Series K127, Class X1 0.33%, 01/25/2031(2)(3)	1,118,701	20,874
Series K729, Class X1 0.34%, 10/25/2024(2)(3)	3,475,810	10,019
Series K134, Class XAM 0.35%, 11/25/2031(2)(3)	1,708,147	41,216
Series K072, Class X1 0.37%, 12/25/2027(2)(3)	3,421,516	47,752
Series K728, Class X1 0.39%, 08/25/2024(2)(3)	4,835,773	17,727
Series K068, Class X1 0.42%, 08/25/2027(2)(3)	1,267,043	18,507
Series K137, Class XAM 0.50%, 12/25/2031(2)(3)	1,554,125	51,722
Series K727, Class XAM 0.51%, 07/25/2024(2)(3)	2,786,000	14,289
Series K132, Class X1 0.51%, 08/25/2031(2)(3)	354,157	11,630
Series K128, Class X1 0.52%, 03/25/2031(2)(3)	901,433	27,634
Series K133, Class XAM 0.54%, 09/25/2031(2)(3)	1,156,618	38,682
Series K067, Class X1 0.57%, 07/25/2027(2)(3)	2,295,925	43,301
Series K136, Class XAM 0.57%, 12/25/2031(2)(3)	2,614,411	98,570
Series K727, Class X1 0.60%, 07/25/2024(2)(3)	818,450	3,016
Series K066, Class XAM 0.64%, 06/25/2027(2)(3)	2,696,000	62,833
Series K128, Class XAM 0.73%, 03/25/2031(2)(3)	386,416	17,931
Series K066, Class X1 0.75%, 06/25/2027(2)(3)	884,969	20,815
Series K125, Class XAM 0.78%, 01/25/2031(2)(3)	463,094	22,230
Series K132, Class XAM 0.86%, 09/25/2031(2)(3)	334,404	18,463
Series K726, Class X1 0.90%, 04/25/2024(2)(3)	799,673	3,247
Series K124, Class XAM 0.94%, 01/25/2031(2)(3)	313,326	17,678
Series K131, Class XAM 0.94%, 07/25/2031(2)(3)	261,462	15,875
Series K122, Class XAM 1.08%, 11/25/2030(2)(3)	283,086	18,194
Series K097, Class X1 1.09%, 07/25/2029(2)(3)	163,621	8,597
Series K098, Class X1 1.14%, 08/25/2029(2)(3)	1,028,068	56,927
Series K118, Class XAM 1.17%, 09/25/2030(2)(3)	160,069	10,949

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K129, Class XAM 1.22%, 05/25/2031(2)(3)	$ 173,114	$ 13,204
Series K114, Class XAM 1.34%, 06/25/2030(2)(3)	272,251	20,795
Series K116, Class XAM 1.60%, 08/25/2030(2)(3)	246,234	22,590
Series K112, Class XAM 1.67%, 05/25/2030(2)(3)	267,239	24,855
Series K109, Class XAM 1.80%, 04/25/2030(2)(3)	200,000	19,991
Series K111, Class XAM 1.80%, 05/25/2030(2)(3)	678,770	67,910
Series K110, Class XAM 1.87%, 04/25/2030(2)(3)	547,569	55,361
Series K728, Class A2 3.06%, 08/25/2024(2)	150,478	146,899
Series K035, Class A2 3.46%, 08/25/2023(2)	56,325	56,111
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	56,116	3,191
Series 4474, Class HJ 3.00%, 07/15/2039	22,399	20,686
Series 4096, Class DZ 3.50%, 08/15/2042	111,866	103,078
Series 4471, Class PI 4.50%, 12/15/2040(3)	7,145	592
Series 3629, Class CZ 5.00%, 01/15/2040	30,271	29,932
Series 3845, Class AI 5.50%, 02/15/2036(3)	10,726	1,683
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	83,755	76,607
Series 2019-4, Class MV 3.00%, 02/25/2059	61,676	53,139
Series 2022-1, Class MTU 3.25%, 11/25/2061	131,343	113,199
Series 2019-2, Class MA 3.50%, 08/25/2058	4,543	4,241
Series 2019-2, Class MV 3.50%, 08/25/2058	41,993	37,775
Series 2019-3, Class MA 3.50%, 10/25/2058	49,010	45,909
Series 2019-3, Class MV 3.50%, 10/25/2058	59,497	53,781
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00%, 10/25/2040	713	707
Series 2015-61, Class PA 2.00%, 05/25/2044	6,746	6,493
Series 2016-19, Class AD 2.00%, 04/25/2046	33,120	29,406
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	44,669	3,878
Series 2014-3, Class ZA 3.00%, 02/25/2034	72,440	65,530
Series 2010-43, Class AH 3.25%, 05/25/2040	15,151	13,859
Series 2010-113, Class GB 4.00%, 10/25/2040	22,935	21,814
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	$ 57,969	$ 10,796
Series 2005-18, Class EC 5.00%, 03/25/2025	2,648	2,610
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	29,385	28,098
Series 2022-159, Class MV 4.50%, 10/20/2033	81,911	78,015
Series 2012-12, Class KN 4.50%, 09/20/2041	18,370	17,619
Government National Mtg. Assoc. REMIC VRS
Series 2017-94, Class IO 0.59%, 02/16/2059(2)(3)	464,734	15,596
		2,521,323
Total Collateralized Mortgage Obligations (cost $14,147,434)		13,188,896
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.3%
U.S. Government — 5.7%
United States Treasury Bonds
1.88%, 11/15/2051	800,000	511,844
2.25%, 02/15/2052	3,400,000	2,385,179
2.38%, 02/15/2042 to 11/15/2049	13,880,000	10,260,645
2.50%, 02/15/2045	3,429,000	2,593,315
4.00%, 11/15/2042	600,000	584,344
United States Treasury Notes
0.38%, 11/30/2025(4)	8,750,000	7,917,041
3.88%, 12/31/2027	4,800,000	4,726,875
		28,979,243
U.S. Government Agency — 12.6%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	848,552	652,959
2.00%, 03/01/2037 to 05/01/2052	8,375,674	7,024,541
2.50%, 05/01/2037 to 05/01/2052	3,842,558	3,254,075
3.00%, 01/01/2038 to 07/01/2052	3,273,959	2,901,842
3.50%, 11/01/2037 to 05/01/2052	1,637,916	1,509,089
4.00%, 08/01/2037 to 10/01/2052	961,417	908,415
4.50%, 08/01/2024 to 10/01/2052	930,491	894,797
5.00%, 09/01/2033 to 06/01/2053	1,775,340	1,743,399
5.50%, 12/01/2033 to 04/01/2053	237,172	238,640
6.00%, 04/01/2034 to 06/01/2037	170,170	174,274
6.50%, 05/01/2034 to 07/01/2037	55,420	56,718
Federal National Mtg. Assoc.
1.50%, 02/01/2042	23,911	19,247
2.00%, 03/01/2037 to 03/01/2052	6,767,116	5,552,678
2.50%, 11/01/2031 to 04/01/2052	7,646,098	6,512,165
3.00%, 11/01/2028 to 12/01/2052	3,668,617	3,254,257
3.50%, 04/01/2038 to 05/01/2052	2,613,730	2,421,130
4.00%, 09/01/2040 to 11/01/2052	1,896,210	1,801,992
4.50%, 08/01/2033 to 09/01/2052	1,056,525	1,034,283
5.00%, 03/01/2026 to 04/01/2053	391,254	389,883
5.50%, 02/01/2033 to 11/01/2052	2,171,795	2,173,418
6.00%, 04/01/2034 to 02/01/2053	501,942	512,348
6.50%, 06/01/2031 to 07/01/2037	116,482	119,645
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 05/20/2052	1,666,707	1,393,802
2.50%, 08/20/2051 to 04/20/2052	3,357,061	2,894,986

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.00%, 04/20/2045 to 11/20/2052	$ 2,326,611	$ 2,082,078
3.50%, 12/15/2041 to 03/20/2048	813,230	759,969
3.50%, August 30 TBA	575,000	528,281
3.50%, September 30 TBA	550,000	505,893
4.00%, 01/20/2041 to 10/20/2052	1,101,383	1,043,211
4.50%, 07/20/2033 to 12/20/2052	2,479,338	2,389,937
5.00%, 07/20/2033 to 05/20/2053	1,873,600	1,837,567
5.50%, 11/15/2032 to 07/20/2053	1,367,748	1,361,870
5.50%, August 30 TBA	1,200,000	1,192,500
6.00%, 09/15/2032 to 08/20/2053	648,439	657,121
6.00%, September 30 TBA	200,000	200,852
6.50%, September 30 TBA	300,000	304,617
Small Business Administration
Series 2004-20D, Class 1 4.77%, 04/01/2024	2,865	2,831
Series 2005-20C, Class 1 4.95%, 03/01/2025	13,973	13,888
Series 2004-20I, Class 1 4.99%, 09/01/2024	5,282	5,199
Series 2004-20E, Class 1 5.18%, 05/01/2024	3,664	3,626
Series 2004-20F, Class 1 5.52%, 06/01/2024	3,686	3,670
Uniform Mtg. Backed Securities
1.50%, August 30 TBA	525,000	403,286
2.00%, August 15 TBA	350,000	309,271
2.50%, August 15 TBA	475,000	430,951
2.50%, August 30 TBA	1,550,000	1,305,966
4.50%, August 15 TBA	200,000	195,906
5.00%, August 15 TBA	200,000	198,609
5.00%, August 30 TBA	100,000	97,684
		63,273,366
Total U.S. Government & Agency Obligations (cost $101,473,121)		92,252,609
MUNICIPAL SECURITIES — 0.5%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	291,000	241,526
New Jersey Economic Development Authority Revenue Bonds
7.43%, 02/15/2029	550,000	591,441
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	832,426
Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	640,000	627,987
Total Municipal Securities (cost $2,280,725)		2,293,380
Total Long-Term Investment Securities (cost $437,785,457)		494,710,523
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.8%
Sovereign — 2.8%
Federal National Mtg. Assoc.
5.16%, 08/01/2023 (cost $13,914,000)	$13,914,000	$ 13,914,000
TOTAL INVESTMENTS (cost $451,699,457)(5)	101.0%	508,624,523
Other assets less liabilities	(1.0)	(4,975,642)
NET ASSETS	100.0%	$503,648,881
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $37,314,475 representing 7.4% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
54	Short	U.S. Treasury Ultra 10 Year Notes	September 2023	$6,472,900	$6,317,157	$155,743
						Unrealized (Depreciation)
124	Long	U.S. Treasury 5 Year Notes	September 2023	$13,528,830	$13,245,719	$(283,111)
21	Long	U.S. Treasury Ultra Bonds	September 2023	2,827,367	2,776,594	(50,773)
						$(333,884)
		Net Unrealized Appreciation (Depreciation)				$(178,141)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$298,956,605	$ —	$—	$298,956,605
Corporate Bonds & Notes	—	71,748,379	—	71,748,379
Asset Backed Securities	—	16,270,654	—	16,270,654
Collateralized Mortgage Obligations	—	13,188,896	—	13,188,896
U.S. Government & Agency Obligations	—	92,252,609	—	92,252,609
Municipal Securities	—	2,293,380	—	2,293,380
Short-Term Investments	—	13,914,000	—	13,914,000
Total Investments at Value	$298,956,605	$209,667,918	$—	$508,624,523
Other Financial Instruments:†
Futures Contracts	$ 155,743	$ —	$—	$ 155,743
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 333,884	$ —	$—	$ 333,884
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
REITS	7.2%
Banks	5.1
Retail	5.0
Insurance	4.0
Healthcare-Products	4.0
Building Materials	3.6
Electronics	3.5
Oil & Gas	3.1
Commercial Services	3.1
Machinery-Diversified	3.0
Unaffiliated Investment Companies	2.9
Computers	2.8
Software	2.8
Repurchase Agreements	2.6
Diversified Financial Services	2.4
Chemicals	2.4
Semiconductors	2.4
Transportation	2.3
Healthcare-Services	2.0
Food	1.9
Apparel	1.9
Engineering & Construction	1.9
Packaging & Containers	1.8
Auto Parts & Equipment	1.7
Electric	1.6
Iron/Steel	1.5
Electrical Components & Equipment	1.4
Pharmaceuticals	1.3
Leisure Time	1.2
Miscellaneous Manufacturing	1.2
Hand/Machine Tools	1.1
Biotechnology	1.1
Gas	1.1
Distribution/Wholesale	1.0
Media	1.0
Home Builders	1.0
Entertainment	0.9
Lodging	0.9
Metal Fabricate/Hardware	0.9
Environmental Control	0.8
Telecommunications	0.8
Mining	0.7
Machinery-Construction & Mining	0.7
Aerospace/Defense	0.6
Oil & Gas Services	0.6
Pipelines	0.5
Beverages	0.5
Home Furnishings	0.5
Agriculture	0.4
Food Service	0.4
Water	0.4
Savings & Loans	0.4
Real Estate	0.3
Short-Term Investments	0.3
Toys/Games/Hobbies	0.3
Internet	0.2
Trucking & Leasing	0.2
Cosmetics/Personal Care	0.2
Energy-Alternate Sources	0.2
Household Products/Wares	0.1
Housewares	0.1

Airlines	0.1%
Office/Business Equipment	0.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.2%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	6,860	$ 1,312,729
Hexcel Corp.	15,095	1,066,915
Mercury Systems, Inc.†	10,411	395,410
		2,775,054
Agriculture — 0.4%
Darling Ingredients, Inc.†	28,547	1,976,880
Airlines — 0.1%
JetBlue Airways Corp.†	58,664	455,819
Apparel — 1.9%
Capri Holdings, Ltd.†	22,490	830,106
Carter's, Inc.	6,743	505,792
Columbia Sportswear Co.	6,327	497,365
Crocs, Inc.†	11,097	1,202,360
Deckers Outdoor Corp.†	4,716	2,564,042
PVH Corp.	11,233	1,006,926
Skechers USA, Inc., Class A†	24,022	1,335,143
Under Armour, Inc., Class A†	33,760	272,106
Under Armour, Inc., Class C†	33,916	251,657
		8,465,497
Auto Parts & Equipment — 1.7%
Adient PLC†	16,943	721,094
Autoliv, Inc.	13,820	1,394,853
Fox Factory Holding Corp.†	7,568	846,859
Gentex Corp.	41,811	1,404,013
Goodyear Tire & Rubber Co.†	50,707	815,369
Lear Corp.	10,560	1,634,266
Visteon Corp.†	5,072	781,544
		7,597,998
Banks — 5.1%
Associated Banc-Corp	26,995	511,555
Bank OZK	19,285	843,333
Cadence Bank	32,686	818,784
Cathay General Bancorp	12,977	493,645
Columbia Banking System, Inc.	37,295	833,543
Commerce Bancshares, Inc.	20,305	1,079,820
Cullen/Frost Bankers, Inc.	11,521	1,250,950
East West Bancorp, Inc.	25,308	1,574,411
First Financial Bankshares, Inc.	23,237	757,294
First Horizon Corp.	96,218	1,311,451
FNB Corp.	64,597	826,196
Glacier Bancorp, Inc.	19,835	648,605
Hancock Whitney Corp.	15,400	677,754
Home BancShares, Inc.	33,742	820,268
International Bancshares Corp.	9,446	468,899
Old National Bancorp	52,348	891,487
Pinnacle Financial Partners, Inc.	13,730	1,042,107
Prosperity Bancshares, Inc.	16,867	1,068,019
SouthState Corp.	13,583	1,054,992
Synovus Financial Corp.	26,141	886,180
Texas Capital Bancshares, Inc.†	8,564	546,811
UMB Financial Corp.	7,811	554,581
United Bankshares, Inc.	24,078	805,168
Valley National Bancorp	75,416	773,768
Webster Financial Corp.	31,263	1,479,365
Wintrust Financial Corp.	10,948	923,573
		22,942,559
Security Description	Shares or Principal Amount	Value

Beverages — 0.5%
Boston Beer Co., Inc., Class A†	1,679	$ 623,648
Celsius Holdings, Inc.†	7,281	1,053,560
Coca-Cola Consolidated, Inc.	824	521,930
		2,199,138
Biotechnology — 1.1%
Arrowhead Pharmaceuticals, Inc.†	19,125	660,195
Exelixis, Inc.†	58,259	1,148,285
Halozyme Therapeutics, Inc.†	23,558	1,012,052
United Therapeutics Corp.†	8,381	2,034,236
		4,854,768
Building Materials — 3.6%
Builders FirstSource, Inc.†	22,930	3,311,780
Eagle Materials, Inc.	6,450	1,189,186
Fortune Brands Innovations, Inc.	22,669	1,611,086
Knife River Corp.†	9,108	395,925
Lennox International, Inc.	5,780	2,123,803
Louisiana-Pacific Corp.	12,889	981,239
MDU Resources Group, Inc.	36,432	805,876
Owens Corning	16,121	2,256,779
Simpson Manufacturing Co., Inc.	7,634	1,206,172
Trex Co., Inc.†	19,466	1,345,879
UFP Industries, Inc.	11,109	1,141,561
		16,369,286
Chemicals — 2.4%
Ashland, Inc.	8,691	794,010
Avient Corp.	15,316	620,757
Axalta Coating Systems, Ltd.†	39,634	1,268,288
Cabot Corp.	10,045	713,195
Chemours Co.	26,685	986,811
NewMarket Corp.	1,188	536,620
Olin Corp.	21,509	1,240,639
RPM International, Inc.	23,063	2,382,639
Sensient Technologies Corp.	7,558	484,014
Valvoline, Inc.	24,842	943,251
Westlake Corp.	6,166	847,825
		10,818,049
Commercial Services — 3.1%
ASGN, Inc.†	8,820	673,142
Avis Budget Group, Inc.†	4,268	940,198
Brink's Co.	8,306	606,006
Euronet Worldwide, Inc.†	8,435	741,183
FTI Consulting, Inc.†	6,079	1,064,798
Graham Holdings Co., Class B	676	396,643
Grand Canyon Education, Inc.†	5,497	596,699
H&R Block, Inc.	27,245	915,704
Hertz Global Holdings, Inc.†	28,199	475,153
Insperity, Inc.	6,427	756,137
ManpowerGroup, Inc.	9,022	711,655
Paylocity Holding Corp.†	7,389	1,676,195
Progyny, Inc.†	13,681	571,319
R1 RCM, Inc.†	24,690	426,643
Service Corp. International	27,045	1,802,549
WEX, Inc.†	7,665	1,451,368
		13,805,392
Computers — 2.8%
CACI International, Inc., Class A†	4,078	1,429,094
Crane NXT Co.	8,627	510,287
ExlService Holdings, Inc.†	5,948	838,371

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Genpact, Ltd.	30,310	$ 1,093,888
KBR, Inc.	24,282	1,493,100
Kyndryl Holdings, Inc.†	36,632	500,393
Lumentum Holdings, Inc.†	12,291	643,557
Maximus, Inc.	10,875	910,890
NCR Corp.†	25,119	675,199
Qualys, Inc.†	6,007	833,772
Science Applications International Corp.	9,660	1,172,144
Super Micro Computer, Inc.†	8,170	2,698,306
		12,799,001
Cosmetics/Personal Care — 0.2%
Coty, Inc., Class A†	65,606	789,896
Distribution/Wholesale — 1.0%
Univar Solutions, Inc.†	28,222	1,019,943
Watsco, Inc.	5,979	2,261,198
WESCO International, Inc.	8,072	1,417,201
		4,698,342
Diversified Financial Services — 2.4%
Affiliated Managers Group, Inc.	6,459	895,476
Evercore, Inc., Class A	6,312	852,499
Federated Hermes, Inc.	15,213	514,656
Interactive Brokers Group, Inc., Class A	18,426	1,609,143
Janus Henderson Group PLC	23,710	695,888
Jefferies Financial Group, Inc.	33,406	1,229,007
SEI Investments Co.	18,126	1,141,757
SLM Corp.	43,363	701,613
Stifel Financial Corp.	18,988	1,206,497
Voya Financial, Inc.	17,581	1,305,565
Western Union Co.	66,995	815,999
		10,968,100
Electric — 1.6%
ALLETE, Inc.	10,254	588,887
Black Hills Corp.	11,926	719,496
Hawaiian Electric Industries, Inc.	19,603	752,559
IDACORP, Inc.	9,054	930,932
NorthWestern Corp.	10,698	604,116
OGE Energy Corp.	35,833	1,295,363
Ormat Technologies, Inc.	9,400	764,220
PNM Resources, Inc.	15,356	688,256
Portland General Electric Co.	17,286	824,024
		7,167,853
Electrical Components & Equipment — 1.4%
Acuity Brands, Inc.	5,689	940,050
Belden, Inc.	7,613	735,720
Energizer Holdings, Inc.	11,893	424,580
EnerSys	7,309	791,711
Littelfuse, Inc.	4,443	1,353,338
Novanta, Inc.†	6,406	1,133,222
Universal Display Corp.	7,791	1,136,551
		6,515,172
Electronics — 3.5%
Arrow Electronics, Inc.†	10,106	1,440,509
Avnet, Inc.	16,352	793,072
Coherent Corp.†	24,936	1,180,969
Hubbell, Inc.	9,587	2,991,144
Jabil, Inc.	23,738	2,627,085
Security Description	Shares or Principal Amount	Value

Electronics (continued)
National Instruments Corp.	23,526	$ 1,388,034
nVent Electric PLC	29,639	1,567,310
TD SYNNEX Corp.	7,428	733,218
Vicor Corp.†	4,008	369,818
Vishay Intertechnology, Inc.	22,826	642,552
Vontier Corp.	27,841	861,122
Woodward, Inc.	10,741	1,293,002
		15,887,835
Energy-Alternate Sources — 0.2%
Sunrun, Inc.†	38,575	732,154
Engineering & Construction — 1.9%
AECOM	24,868	2,163,516
Arcosa, Inc.	1	77
EMCOR Group, Inc.	8,506	1,829,130
Exponent, Inc.	9,095	814,730
Fluor Corp.†	25,626	793,894
MasTec, Inc.†	10,674	1,256,864
TopBuild Corp.†	5,680	1,555,922
		8,414,133
Entertainment — 0.9%
Churchill Downs, Inc.	11,787	1,365,524
Light & Wonder, Inc.†	16,302	1,146,031
Marriott Vacations Worldwide Corp.	6,585	846,238
Penn Entertainment, Inc.†	27,572	724,868
		4,082,661
Environmental Control — 0.8%
Clean Harbors, Inc.†	9,002	1,496,672
Stericycle, Inc.†	16,539	702,742
Tetra Tech, Inc.	9,523	1,611,387
		3,810,801
Food — 1.9%
Flowers Foods, Inc.	34,487	852,174
Grocery Outlet Holding Corp.†	16,001	535,233
Ingredion, Inc.	11,811	1,314,092
Lancaster Colony Corp.	3,545	682,873
Performance Food Group Co.†	27,936	1,669,455
Pilgrim's Pride Corp.†	8,047	199,324
Post Holdings, Inc.†	9,579	817,089
Sprouts Farmers Market, Inc.†	18,436	723,613
US Foods Holding Corp.†	40,546	1,732,531
		8,526,384
Food Service — 0.4%
Aramark	46,625	1,882,251
Gas — 1.1%
National Fuel Gas Co.	16,424	872,279
New Jersey Resources Corp.	17,348	775,456
ONE Gas, Inc.	9,910	784,178
Southwest Gas Holdings, Inc.	11,742	774,267
Spire, Inc.	9,410	598,194
UGI Corp.	37,450	1,010,775
		4,815,149
Hand/Machine Tools — 1.1%
Lincoln Electric Holdings, Inc.	10,300	2,067,313
MSA Safety, Inc.	6,604	1,096,264
Regal Rexnord Corp.	11,858	1,851,982
		5,015,559

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 4.0%
Azenta, Inc.†	11,659	$ 547,740
Bruker Corp.	17,850	1,226,652
Enovis Corp.†	8,580	548,262
Envista Holdings Corp.†	29,287	1,007,766
Globus Medical, Inc., Class A†	14,295	861,560
Haemonetics Corp.†	9,026	832,558
ICU Medical, Inc.†	3,616	644,299
Inari Medical, Inc.†	9,206	525,386
Integra LifeSciences Holdings Corp.†	12,748	579,651
Lantheus Holdings, Inc.†	12,225	1,057,340
LivaNova PLC†	9,619	562,230
Masimo Corp.†	8,687	1,062,420
Neogen Corp.†	38,683	897,059
Omnicell, Inc.†	8,065	509,305
Patterson Cos., Inc.	15,558	511,703
Penumbra, Inc.†	6,844	2,076,196
QuidelOrtho Corp.†	9,656	843,548
Repligen Corp.†	9,264	1,589,332
Shockwave Medical, Inc.†	6,553	1,707,712
STAAR Surgical Co.†	8,647	473,596
		18,064,315
Healthcare-Services — 2.0%
Acadia Healthcare Co., Inc.†	16,466	1,301,308
Amedisys, Inc.†	5,830	529,597
Chemed Corp.	2,687	1,400,169
Encompass Health Corp.	17,933	1,184,116
HealthEquity, Inc.†	15,291	1,038,871
Medpace Holdings, Inc.†	4,420	1,119,011
Sotera Health Co.†	17,691	335,775
Syneos Health, Inc.†	18,545	786,494
Tenet Healthcare Corp.†	18,237	1,362,851
		9,058,192
Home Builders — 1.0%
KB Home	14,362	775,117
Taylor Morrison Home Corp.†	19,521	945,207
Thor Industries, Inc.	9,575	1,105,817
Toll Brothers, Inc.	18,424	1,480,000
		4,306,141
Home Furnishings — 0.5%
Leggett & Platt, Inc.	23,815	696,827
Tempur Sealy International, Inc.	30,785	1,373,934
		2,070,761
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	4,301	607,731
Housewares — 0.1%
Scotts Miracle-Gro Co.	7,323	512,903
Insurance — 4.0%
American Financial Group, Inc.	12,496	1,519,639
Brighthouse Financial, Inc.†	11,962	623,579
CNO Financial Group, Inc.	20,495	527,131
Essent Group, Ltd.	19,189	951,774
First American Financial Corp.	18,466	1,170,375
Hanover Insurance Group, Inc.	6,392	725,364
Kemper Corp.	11,448	583,505
Kinsale Capital Group, Inc.	3,894	1,451,021
MGIC Investment Corp.	51,278	858,394
Old Republic International Corp.	48,712	1,342,990
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Primerica, Inc.	6,481	$ 1,378,509
Reinsurance Group of America, Inc.	11,905	1,670,867
RenaissanceRe Holdings, Ltd.	8,987	1,678,412
RLI Corp.	7,254	967,756
Selective Insurance Group, Inc.	10,823	1,116,825
Unum Group	33,142	1,611,033
		18,177,174
Internet — 0.2%
TripAdvisor, Inc.†	18,970	353,790
Ziff Davis, Inc.†	8,459	613,447
		967,237
Iron/Steel — 1.5%
Cleveland-Cliffs, Inc.†	92,151	1,626,465
Commercial Metals Co.	20,953	1,198,931
Reliance Steel & Aluminum Co.	10,518	3,080,301
United States Steel Corp.	40,514	1,033,107
		6,938,804
Leisure Time — 1.2%
Brunswick Corp.	12,651	1,091,908
Harley-Davidson, Inc.	23,405	903,667
Planet Fitness, Inc., Class A†	15,200	1,026,608
Polaris, Inc.	9,570	1,299,989
Topgolf Callaway Brands Corp.†	24,904	497,333
YETI Holdings, Inc.†	15,502	660,385
		5,479,890
Lodging — 0.9%
Boyd Gaming Corp.	13,737	938,512
Choice Hotels International, Inc.	4,744	620,278
Hilton Grand Vacations, Inc.†	13,752	639,468
Travel & Leisure Co.	13,651	556,005
Wyndham Hotels & Resorts, Inc.	15,362	1,197,007
		3,951,270
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	16,361	1,128,909
Oshkosh Corp.	11,685	1,075,838
Terex Corp.	12,130	711,182
		2,915,929
Machinery-Diversified — 3.0%
AGCO Corp.	11,117	1,479,673
Chart Industries, Inc.†	7,508	1,367,657
Cognex Corp.	30,880	1,686,665
Crane Co.	8,627	808,264
Esab Corp.	9,266	636,574
Flowserve Corp.	23,463	885,963
Graco, Inc.	30,117	2,389,182
Middleby Corp.†	9,574	1,453,812
Toro Co.	18,657	1,896,484
Watts Water Technologies, Inc., Class A	4,903	914,556
		13,518,830
Media — 1.0%
Cable One, Inc.	844	611,005
New York Times Co., Class A	29,314	1,194,839
Nexstar Media Group, Inc.	6,415	1,197,809

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
TEGNA, Inc.	40,259	$ 680,377
World Wrestling Entertainment, Inc., Class A	7,765	815,325
		4,499,355
Metal Fabricate/Hardware — 0.9%
Advanced Drainage Systems, Inc.	11,191	1,365,190
Timken Co.	11,786	1,094,448
Valmont Industries, Inc.	3,767	997,313
Worthington Industries, Inc.	5,430	405,187
		3,862,138
Mining — 0.7%
Alcoa Corp.	31,917	1,155,076
MP Materials Corp.†	16,524	394,098
Royal Gold, Inc.	11,750	1,411,645
		2,960,819
Miscellaneous Manufacturing — 1.2%
Carlisle Cos., Inc.	9,119	2,527,787
Donaldson Co., Inc.	21,697	1,363,223
ITT, Inc.	14,742	1,468,303
		5,359,313
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	20,218	323,084
Oil & Gas — 3.1%
Antero Resources Corp.†	49,401	1,321,477
Chord Energy Corp.	7,434	1,165,948
CNX Resources Corp.†	29,623	604,309
HF Sinclair Corp.	23,051	1,200,727
Matador Resources Co.	20,257	1,126,897
Murphy Oil Corp.	26,251	1,135,881
Ovintiv, Inc.	43,747	2,016,299
PBF Energy, Inc., Class A	19,627	931,105
PDC Energy, Inc.	15,646	1,187,375
Range Resources Corp.	43,168	1,356,770
Southwestern Energy Co.†	197,025	1,276,722
Valaris, Ltd.†	10,760	826,368
		14,149,878
Oil & Gas Services — 0.6%
ChampionX Corp.	35,419	1,260,917
NOV, Inc.	70,440	1,414,435
		2,675,352
Packaging & Containers — 1.8%
AptarGroup, Inc.	11,722	1,423,754
Berry Global Group, Inc.	21,326	1,398,346
Crown Holdings, Inc.	21,487	1,993,134
Graphic Packaging Holding Co.	54,950	1,329,790
Greif, Inc., Class A	4,640	343,221
Silgan Holdings, Inc.	14,991	657,355
Sonoco Products Co.	17,525	1,027,666
		8,173,266
Pharmaceuticals — 1.3%
BellRing Brands, Inc.†	23,759	854,136
Jazz Pharmaceuticals PLC†	11,451	1,493,439
Neurocrine Biosciences, Inc.†	17,457	1,778,694
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Option Care Health, Inc.†	29,588	$ 999,483
Perrigo Co. PLC	24,211	887,091
		6,012,843
Pipelines — 0.5%
Antero Midstream Corp.	60,070	717,236
DT Midstream, Inc.	17,334	927,716
Equitrans Midstream Corp.	77,499	803,664
		2,448,616
Real Estate — 0.3%
Jones Lang LaSalle, Inc.†	8,545	1,423,170
REITS — 7.2%
Agree Realty Corp.	16,674	1,080,142
Annaly Capital Management, Inc.	88,359	1,775,132
Apartment Income REIT Corp.	26,693	921,976
Brixmor Property Group, Inc.	53,770	1,222,730
Corporate Office Properties Trust	20,130	523,380
Cousins Properties, Inc.	27,139	663,006
CubeSmart	40,196	1,742,899
EastGroup Properties, Inc.	7,945	1,407,695
EPR Properties	13,468	601,212
Equity LifeStyle Properties, Inc.	31,315	2,229,002
First Industrial Realty Trust, Inc.	23,659	1,223,170
Healthcare Realty Trust, Inc.	68,131	1,330,598
Highwoods Properties, Inc.	18,867	476,769
Independence Realty Trust, Inc.	40,132	683,849
Kilroy Realty Corp.	18,858	673,231
Kite Realty Group Trust	39,239	897,788
Lamar Advertising Co., Class A	15,652	1,544,852
Medical Properties Trust, Inc.	107,040	1,080,034
National Storage Affiliates Trust	14,692	496,443
NNN REIT, Inc.	32,577	1,390,386
Omega Healthcare Investors, Inc.	41,927	1,337,471
Park Hotels & Resorts, Inc.	38,578	525,818
Physicians Realty Trust	42,651	628,676
PotlatchDeltic Corp.	14,298	766,802
Rayonier, Inc.	26,518	878,276
Rexford Industrial Realty, Inc.	35,952	1,980,596
Sabra Health Care REIT, Inc.	41,362	537,292
Spirit Realty Capital, Inc.	25,279	1,019,502
STAG Industrial, Inc.	32,092	1,164,940
Starwood Property Trust, Inc.	55,835	1,158,018
Vornado Realty Trust	28,836	648,233
		32,609,918
Retail — 5.0%
AutoNation, Inc.†	5,630	906,317
BJ's Wholesale Club Holdings, Inc.†	24,043	1,594,291
Casey's General Stores, Inc.	6,666	1,684,232
Dick's Sporting Goods, Inc.	11,001	1,551,141
FirstCash Holdings, Inc.	6,589	627,800
Five Below, Inc.†	9,959	2,074,858
Foot Locker, Inc.	14,208	381,769
GameStop Corp., Class A†	45,248	1,004,506
Gap, Inc.	38,168	393,130
Kohl's Corp.	19,813	563,680
Lithia Motors, Inc.	4,925	1,529,360
Macy's, Inc.	48,721	808,281
MSC Industrial Direct Co., Inc., Class A	8,455	853,279
Murphy USA, Inc.	3,585	1,100,703
Nordstrom, Inc.	20,216	467,192

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Ollie's Bargain Outlet Holdings, Inc.†	10,299	$ 750,591
Papa John's International, Inc.	5,317	439,716
RH†	3,195	1,240,203
Texas Roadhouse, Inc.	11,987	1,337,150
Wendy's Co.	30,162	648,181
Williams-Sonoma, Inc.	11,748	1,628,743
Wingstop, Inc.	5,362	903,926
		22,489,049
Savings & Loans — 0.4%
New York Community Bancorp, Inc.	129,193	1,791,907
Semiconductors — 2.4%
Allegro MicroSystems, Inc.†	11,664	601,979
Amkor Technology, Inc.	18,018	524,144
Cirrus Logic, Inc.†	9,886	798,789
IPG Photonics Corp.†	5,586	734,280
Lattice Semiconductor Corp.†	24,626	2,239,489
MACOM Technology Solutions Holdings, Inc.†	9,258	647,319
MKS Instruments, Inc.	10,273	1,121,503
Power Integrations, Inc.	10,260	996,656
Silicon Laboratories, Inc.†	5,724	853,677
Synaptics, Inc.†	7,071	638,582
Wolfspeed, Inc.†	22,269	1,467,527
		10,623,945
Software — 2.8%
ACI Worldwide, Inc.†	19,380	449,422
Aspen Technology, Inc.†	5,222	932,127
Blackbaud, Inc.†	8,095	610,768
CommVault Systems, Inc.†	7,867	613,075
Concentrix Corp.	7,638	635,787
Doximity, Inc., Class A†	21,237	758,798
Dropbox, Inc., Class A†	48,656	1,311,279
Dynatrace, Inc.†	38,785	2,121,152
Envestnet, Inc.†	9,733	603,251
Manhattan Associates, Inc.†	11,097	2,115,310
Teradata Corp.†	18,088	1,028,303
ZoomInfo Technologies, Inc.†	48,226	1,233,139
		12,412,411
Telecommunications — 0.8%
Calix, Inc.†	10,311	465,129
Ciena Corp.†	26,686	1,126,149
Frontier Communications Parent, Inc.†	39,945	727,399
Iridium Communications, Inc.	22,529	1,183,899
		3,502,576
Toys/Games/Hobbies — 0.3%
Mattel, Inc.†	63,325	1,348,822
Transportation — 2.3%
GXO Logistics, Inc.†	21,277	1,427,048
Kirby Corp.†	10,734	874,606
Knight-Swift Transportation Holdings, Inc.	28,809	1,750,147
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Landstar System, Inc.	6,429	$ 1,308,880
Ryder System, Inc.	8,318	849,684
Saia, Inc.†	4,747	2,008,645
Werner Enterprises, Inc.	10,545	495,826
XPO, Inc.†	20,728	1,435,207
		10,150,043
Trucking & Leasing — 0.2%
GATX Corp.	6,315	791,648
Water — 0.4%
Essential Utilities, Inc.	43,042	1,820,246
Total Common Stocks (cost $346,866,986)		424,363,307
UNAFFILIATED INVESTMENT COMPANIES — 2.9%
SPDR S&P MidCap 400 Trust ETF (cost $11,871,101)	26,000	12,956,580
Total Long-Term Investment Securities (cost $358,738,087)		437,319,887
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
3.09%, 08/10/2023(1)	$ 200,000	199,737
3.12%, 08/10/2023(1)	150,000	149,803
3.97%, 10/05/2023(1)	200,000	198,101
5.20%, 09/05/2023(1)	850,000	845,669
Total Short-Term Investments (cost $1,394,001)		1,393,310
REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $11,758,808 and collateralized by $13,231,900 of United States Treasury Notes, bearing interest at 1.50% due 01/31/2027 and having an approximate value of $11,993,477 (cost $11,758,285)	11,758,285	11,758,285
TOTAL INVESTMENTS (cost $371,890,373)(2)	100.0%	450,471,482
Other assets less liabilities	(0.0)	(54,665)
NET ASSETS	100.0%	$450,416,817
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
47	Long	S&P Mid Cap 400 E-Mini Index	September 2023	$12,133,258	$12,893,980	$760,722
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$424,363,307	$ —	$—	$424,363,307
Unaffiliated Investment Companies	12,956,580	—	—	12,956,580
Short-Term Investments	—	1,393,310	—	1,393,310
Repurchase Agreements	—	11,758,285	—	11,758,285
Total Investments at Value	$437,319,887	$13,151,595	$—	$450,471,482
Other Financial Instruments:†
Futures Contracts	$ 760,722	$ —	$—	$ 760,722
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Insurance	8.3%
Pharmaceuticals	7.7
Semiconductors	7.6
Beverages	6.7
Software	5.9
Banks	5.6
Aerospace/Defense	5.4
Oil & Gas	4.8
Commercial Services	4.8
Machinery-Diversified	4.8
Healthcare-Products	3.1
Apparel	3.0
Diversified Financial Services	2.8
Entertainment	2.7
Household Products/Wares	2.6
Agriculture	2.5
Transportation	2.4
Cosmetics/Personal Care	2.2
Mining	2.2
Electrical Components & Equipment	2.0
Retail	1.9
Food	1.7
Electronics	1.6
Miscellaneous Manufacturing	1.3
Machinery-Construction & Mining	1.3
Private Equity	1.2
Auto Parts & Equipment	0.8
Internet	0.8
97.7%
Country Allocation*
United Kingdom	20.1%
France	16.1
Germany	13.9
Netherlands	6.9
Switzerland	6.3
Canada	6.0
Sweden	5.4
Japan	3.5
South Korea	3.3
Denmark	3.1
Taiwan	2.6
Italy	1.9
Singapore	1.7
Finland	1.3
Hong Kong	1.2
Bermuda	1.2
Australia	1.1
Jersey	0.8
Cayman Islands	0.8
Belgium	0.5
97.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Australia — 1.1%
Aristocrat Leisure, Ltd.	149,905	$ 3,960,184
Belgium — 0.5%
KBC Group NV	24,682	1,856,230
Bermuda — 1.2%
Hiscox, Ltd.	298,145	4,128,515
Canada — 6.0%
Barrick Gold Corp.	450,716	7,786,229
Constellation Software, Inc.	4,680	9,887,607
Tourmaline Oil Corp.	73,305	3,799,085
		21,472,921
Cayman Islands — 0.8%
Minth Group, Ltd.	872,200	2,779,132
Denmark — 3.1%
Carlsberg A/S, Class B	44,960	6,743,270
Tryg A/S	215,749	4,262,518
		11,005,788
Finland — 1.3%
Kone Oyj, Class B	88,034	4,514,445
France — 16.1%
AXA SA	243,833	7,498,603
Legrand SA	73,206	7,334,251
L'Oreal SA	8,580	3,992,347
LVMH Moet Hennessy Louis Vuitton SE	7,288	6,795,960
Pernod Ricard SA	31,802	7,014,242
Safran SA	45,190	7,500,662
Sanofi	56,481	6,029,375
Thales SA	39,559	5,913,164
Worldline SA*†	135,981	5,386,887
		57,465,491
Germany — 13.9%
adidas AG	19,020	3,847,900
Deutsche Boerse AG	35,003	6,708,077
DHL Group	171,571	8,813,372
Infineon Technologies AG	138,335	6,083,976
Knorr-Bremse AG	65,704	4,619,126
Merck KGaA	16,412	2,883,591
MTU Aero Engines AG	24,707	5,767,205
SAP SE	81,493	11,146,437
		49,869,684
Hong Kong — 1.2%
AIA Group, Ltd.	451,000	4,475,939
Italy — 1.9%
Moncler SpA	96,243	6,954,439
Japan — 3.5%
Hoya Corp.	32,246	3,746,715
Keyence Corp.	4,758	2,132,430
Shiseido Co., Ltd.	93,200	4,081,369
SMC Corp.	5,200	2,710,294
		12,670,808
Jersey — 0.8%
Experian PLC	78,701	3,039,117
Netherlands — 6.9%
Heineken NV	102,011	9,998,043
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
QIAGEN NV†	191,086	$ 8,960,728
Universal Music Group NV	217,082	5,568,445
		24,527,216
Singapore — 1.7%
DBS Group Holdings, Ltd.	238,700	6,149,924
South Korea — 3.3%
Samsung Electronics Co., Ltd.	133,935	7,334,298
SK Hynix, Inc.	45,283	4,383,888
		11,718,186
Sweden — 5.4%
Atlas Copco AB, Class A	322,590	4,587,677
Epiroc AB, Class A	227,452	4,539,792
Hexagon AB, Class B	308,958	2,992,311
Svenska Handelsbanken AB, Class A	812,546	7,132,472
		19,252,252
Switzerland — 6.3%
Alcon, Inc.	26,830	2,277,958
Novartis AG	40,805	4,261,351
Partners Group Holding AG	3,772	4,230,281
Roche Holding AG	21,200	6,578,430
UBS Group AG	228,889	5,059,154
		22,407,174
Taiwan — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	94,166	9,336,559
United Kingdom — 20.1%
Associated British Foods PLC	231,885	6,100,585
AstraZeneca PLC	52,363	7,516,995
BP PLC	595,783	3,693,007
British American Tobacco PLC	211,131	7,086,824
Halma PLC	81,933	2,351,124
Imperial Brands PLC	83,556	1,972,524
Legal & General Group PLC	977,162	2,926,930
Prudential PLC	456,757	6,345,386
Reckitt Benckiser Group PLC	123,058	9,219,744
RELX PLC (LSE)	137,778	4,632,614
RELX PLC (XAMS)	128,811	4,323,895
Rightmove PLC	372,929	2,729,924
Shell PLC	330,110	10,023,476
St. James's Place PLC	260,671	3,144,601
		72,067,629
TOTAL INVESTMENTS (cost $307,687,236)(1)	97.7%	349,651,633
Other assets less liabilities	2.3	8,055,343
NET ASSETS	100.0%	$357,706,976
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Morgan Stanley International Equities Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $5,386,887 representing 1.5% of net assets.
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$349,651,633	$—	$—	$349,651,633
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Insurance	8.8%
Pharmaceuticals	7.2
Telecommunications	7.0
Food	6.7
Electric	6.1
Auto Manufacturers	6.1
Banks	6.0
Oil & Gas	4.6
Auto Parts & Equipment	4.4
Commercial Services	3.7
Gas	3.4
Retail	2.7
Chemicals	2.6
Building Materials	2.2
Real Estate	2.0
Home Furnishings	2.0
Transportation	1.8
Agriculture	1.7
Cosmetics/Personal Care	1.6
Office/Business Equipment	1.5
Electronics	1.4
Distribution/Wholesale	1.4
Mining	1.2
Computers	1.2
Engineering & Construction	1.0
Healthcare-Services	1.0
Healthcare-Products	1.0
Home Builders	0.9
REITS	0.8
Lodging	0.8
Machinery-Diversified	0.7
Diversified Financial Services	0.6
Iron/Steel	0.6
Machinery-Construction & Mining	0.6
Holding Companies-Diversified	0.5
Hand/Machine Tools	0.5
Advertising	0.4
Beverages	0.3
Repurchase Agreements	0.3
Packaging & Containers	0.3
Media	0.3
Electrical Components & Equipment	0.3
Software	0.2
Internet	0.2
Apparel	0.2
Metal Fabricate/Hardware	0.1
Oil & Gas Services	0.1
Forest Products & Paper	0.1
Biotechnology	0.1
Miscellaneous Manufactur	0.1
Aerospace/Defense	0.1
99.4%
Country Allocation*
Japan	26.7%
United Kingdom	9.5
Spain	9.4
Canada	7.3
Switzerland	6.8
Netherlands	6.6
Australia	5.2
France	5.0
Sweden	4.0
Germany	3.1

Italy	3.1%
Finland	2.2
Cayman Islands	1.7
Israel	1.7
Jersey	1.1
Hong Kong	1.0
Denmark	0.9
Portugal	0.8
Bermuda	0.6
Norway	0.5
Singapore	0.5
Belgium	0.5
Austria	0.4
United States	0.3
New Zealand	0.3
Luxembourg	0.2
99.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Australia — 5.2%
AGL Energy, Ltd.	972,788	$ 7,965,210
AMP, Ltd.	839,126	636,914
Ampol, Ltd.	83,855	1,850,289
Aurizon Holdings, Ltd.	399,143	1,021,477
BlueScope Steel, Ltd.	64,581	947,399
Brambles, Ltd.	91,934	868,852
Downer EDI, Ltd.	25,788	76,043
Medibank Private, Ltd.	498,223	1,174,644
Metcash, Ltd.	271,724	657,061
Rio Tinto, Ltd.	58,461	4,597,134
Scentre Group	760,409	1,435,254
Stockland	429,300	1,216,883
Suncorp Group, Ltd.	408,578	3,905,307
Vicinity, Ltd.	81,484	108,097
Viva Energy Group, Ltd.*	288,770	610,995
		27,071,559
Austria — 0.4%
Strabag SE	2,202	92,486
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,151	297,931
voestalpine AG	54,189	1,793,383
		2,183,800
Belgium — 0.5%
bpost SA	73,725	355,208
Etablissements Franz Colruyt NV	5,982	227,374
Euronav NV	57,316	938,352
Proximus SADP	43,345	331,985
UCB SA	6,913	612,020
		2,464,939
Bermuda — 0.6%
First Pacific Co., Ltd.	360,000	130,172
Jardine Matheson Holdings, Ltd.	3,000	148,140
Kerry Properties, Ltd.	298,500	643,014
Nine Dragons Paper Holdings, Ltd.	184,000	120,561
Skyworth Group, Ltd.	1,706,000	774,371
VEON, Ltd. ADR†	50,073	897,308
Yue Yuen Industrial Holdings, Ltd.	339,500	452,730
		3,166,296
Canada — 7.3%
Atco, Ltd., Class I	51,251	1,462,926
Bausch Health Cos., Inc.†	144,400	1,403,866
Canadian Tire Corp., Ltd., Class A	4,491	616,816
Canadian Utilities, Ltd., Class A	15,668	390,200
Celestica, Inc.†	95,400	2,096,608
CGI, Inc.†	11,400	1,158,458
CI Financial Corp.	50,220	635,248
Finning International, Inc.	49,900	1,718,771
George Weston, Ltd.	4,351	501,042
Gildan Activewear, Inc.	23,145	719,809
H&R Real Estate Investment Trust	118,019	920,954
Kinross Gold Corp.	211,200	1,052,276
Linamar Corp.	5,500	319,160
Loblaw Cos., Ltd.	11,300	1,002,616
Lundin Mining Corp.	54,600	488,177
Magna International, Inc.	236,909	15,236,987
Onex Corp.	4,381	269,076
RioCan Real Estate Investment Trust	29,607	450,173
SNC-Lavalin Group, Inc.	4,400	127,831
Security Description	Shares or Principal Amount	Value

Canada (continued)
Sun Life Financial, Inc.	7,922	$ 416,932
Suncor Energy, Inc.	228,045	7,135,431
		38,123,357
Cayman Islands — 1.7%
CK Asset Holdings, Ltd.	387,500	2,235,892
JOYY, Inc. ADR	30,115	1,046,798
Kingboard Holdings, Ltd.	252,000	697,945
Kingboard Laminates Holdings, Ltd.	357,000	364,832
Melco Resorts & Entertainment, Ltd. ADR†	284,073	3,869,074
Shimao Group Holdings, Ltd.†	203,500	39,662
WH Group, Ltd.*	1,201,500	650,134
		8,904,337
Denmark — 0.9%
Carlsberg A/S, Class B	6,245	936,649
H Lundbeck A/S	135,671	673,811
H Lundbeck A/S, Class A	6,058	27,155
ISS A/S	125,498	2,535,921
Pandora A/S	6,486	649,232
Schouw & Co. A/S	690	54,773
		4,877,541
Finland — 2.2%
Kesko Oyj, Class B	20,909	418,293
Nokia Oyj	1,350,753	5,313,879
Nokian Renkaat Oyj	49,142	456,892
Nordea Bank Abp	358,696	4,057,752
Orion Oyj, Class B	7,527	289,161
Wartsila Oyj Abp	100,336	1,260,400
		11,796,377
France — 5.0%
Amundi SA*	2,301	141,171
AXA SA	49,002	1,506,960
Carrefour SA	249,499	4,989,958
Cie de Saint-Gobain	39,975	2,702,202
L'Oreal SA	14,168	6,592,492
Orange SA	114,049	1,289,582
Renault SA	74,075	3,250,082
Sanofi	42,691	4,557,285
Valeo	51,420	1,161,821
		26,191,553
Germany — 3.1%
Aurubis AG	2,458	231,178
Bayerische Motoren Werke AG	16,928	2,063,364
Continental AG	6,883	549,578
Fresenius Medical Care AG & Co. KGaA	24,413	1,267,484
Fresenius SE & Co. KGaA	95,537	2,996,876
Heidelberg Materials AG	15,461	1,252,854
Henkel AG & Co. KGaA (Preference Shares)	2,532	195,377
METRO AG†	232,281	2,018,882
Muenchener Rueckversicherungs-Gesellschaft AG	9,088	3,423,348
Schaeffler AG (Preference Shares)	146,641	935,145
Talanx AG	8,393	514,006
Telefonica Deutschland Holding AG	325,197	876,365
		16,324,457

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong — 1.0%
PCCW, Ltd.	221,000	$ 112,783
Sun Art Retail Group, Ltd.	147,000	44,860
Sun Hung Kai Properties, Ltd.	120,000	1,500,981
Swire Pacific, Ltd., Class A	302,000	2,515,085
Wharf Holdings, Ltd.	379,000	887,374
		5,061,083
Israel — 1.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,254,439	1,661,599
Check Point Software Technologies, Ltd.†	5,628	744,078
Delek Group, Ltd.	2,521	355,867
G City, Ltd.	41,985	145,711
Israel Corp., Ltd.	774	241,043
Oil Refineries, Ltd.	2,066,939	660,562
Paz Oil Co., Ltd.†	2,528	275,033
Plus500, Ltd.	12,677	245,011
Teva Pharmaceutical Industries, Ltd. ADR†	538,293	4,521,661
		8,850,565
Italy — 3.1%
Enel SpA	1,272,788	8,777,230
Eni SpA	421,609	6,436,057
Leonardo SpA	29,283	396,502
Unipol Gruppo SpA	43,868	244,348
UnipolSai Assicurazioni SpA	54,883	141,084
		15,995,221
Japan — 26.7%
Alfresa Holdings Corp.	55,000	877,201
Alps Alpine Co., Ltd.	103,800	916,043
Amada Co., Ltd.	87,800	862,478
Arcs Co., Ltd.	3,700	64,499
Astellas Pharma, Inc.	146,400	2,140,971
Bridgestone Corp.	85,900	3,558,210
Brother Industries, Ltd.	24,800	385,863
Canon Marketing Japan, Inc.	8,800	230,477
Canon, Inc.	229,100	5,914,907
Casio Computer Co., Ltd.	25,900	221,014
Chubu Electric Power Co., Inc.	301,000	3,771,360
Coca-Cola Bottlers Japan Holdings, Inc.	4,800	55,317
Cosmo Energy Holdings Co., Ltd.	32,600	1,008,488
Dai Nippon Printing Co., Ltd.	87,700	2,489,863
Daicel Corp.	110,100	1,018,463
Daito Trust Construction Co., Ltd.	50,500	5,427,512
DCM Holdings Co., Ltd.	5,600	47,393
DIC Corp.	41,200	776,419
Ebara Corp.	21,600	1,017,864
Edion Corp.	97,800	1,005,051
Electric Power Development Co., Ltd.	109,000	1,723,896
Fujikura, Ltd.	42,600	355,437
Fujitsu, Ltd.	35,100	4,535,996
Furukawa Electric Co., Ltd.	14,500	277,892
H2O Retailing Corp.	79,900	858,729
Hanwa Co., Ltd.	6,200	211,584
Hino Motors, Ltd.†	258,200	1,032,691
Iida Group Holdings Co., Ltd.	8,200	143,780
Inabata & Co., Ltd.	34,700	807,345
Isuzu Motors, Ltd.	222,900	2,886,035
Itoham Yonekyu Holdings, Inc.	69,000	350,178
Security Description	Shares or Principal Amount	Value

Japan (continued)
Izumi Co., Ltd.	4,700	$ 118,272
Japan Post Holdings Co., Ltd.	2,103,800	15,364,624
Japan Post Insurance Co., Ltd.	4,100	66,242
Japan Tobacco, Inc.	225,300	4,993,294
JFE Holdings, Inc.	26,700	431,096
JTEKT Corp.	21,300	200,401
Kajima Corp.	36,500	576,242
Kamigumi Co., Ltd.	3,900	90,410
Kandenko Co., Ltd.	24,500	214,578
Kaneka Corp.	14,600	429,179
Kao Corp.	24,500	930,299
KDDI Corp.	5,200	153,041
Kewpie Corp.	3,300	53,525
Konica Minolta, Inc.	159,000	588,098
Kose Corp.	2,400	234,829
K's Holdings Corp.	54,200	497,178
Kuraray Co., Ltd.	19,600	196,944
Mazda Motor Corp.	421,800	4,167,152
Medipal Holdings Corp.	105,100	1,799,994
Mitsubishi Electric Corp.	171,100	2,466,707
Mitsubishi Heavy Industries, Ltd.	14,600	690,771
Mitsubishi Shokuhin Co., Ltd.	2,000	53,211
Mitsui Chemicals, Inc.	29,600	848,895
Mitsui Mining & Smelting Co., Ltd.	3,300	77,893
Morinaga Milk Industry Co., Ltd.	1,600	53,950
MS&AD Insurance Group Holdings, Inc.	146,600	5,453,254
Nabtesco Corp.	12,000	253,892
Nagase & Co., Ltd.	3,500	60,053
NHK Spring Co., Ltd.	18,700	149,453
Nippon Express Holdings, Inc.	1,400	82,023
Nippon Light Metal Holdings Co., Ltd.	12,400	132,224
Nippon Telegraph & Telephone Corp.	5,377,500	6,157,486
Nissan Motor Co., Ltd.	1,382,000	6,051,988
Nisshinbo Holdings, Inc.	18,400	157,919
Nitto Denko Corp.	39,100	2,775,876
Nomura Real Estate Holdings, Inc.	3,100	76,767
Otsuka Corp.	1,300	54,069
Otsuka Holdings Co., Ltd.	13,900	510,509
PALTAC Corp.	3,800	127,544
Panasonic Holdings Corp.	657,400	8,132,879
Persol Holdings Co., Ltd.	68,000	1,342,171
Pola Orbis Holdings, Inc.	29,700	435,484
Ricoh Co., Ltd.	199,100	1,768,269
Sankyu, Inc.	1,700	58,851
Secom Co., Ltd.	16,100	1,078,841
Sega Sammy Holdings, Inc.	54,400	1,188,453
Seiko Epson Corp.	13,900	227,897
Seino Holdings Co., Ltd.	4,600	72,283
Sekisui House, Ltd.	115,300	2,349,522
Shimamura Co., Ltd.	8,300	821,745
SoftBank Group Corp.	30,400	1,547,512
Sompo Holdings, Inc.	11,700	517,377
Square Enix Holdings Co., Ltd.	4,300	199,003
Subaru Corp.	234,500	4,428,245
Sugi Holdings Co., Ltd.	1,500	66,794
Sumitomo Heavy Industries, Ltd.	7,100	174,325
Sumitomo Rubber Industries, Ltd.	28,700	292,820
Sundrug Co., Ltd.	5,000	147,471
Suzuken Co., Ltd.	32,300	941,993
Taiheiyo Cement Corp.	42,200	880,100
Taisei Corp.	49,800	1,885,374

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Teijin, Ltd.	5,600	$ 59,793
Toho Holdings Co., Ltd.	12,300	239,836
Tohoku Electric Power Co., Inc.†	284,700	1,894,131
Tokai Rika Co., Ltd.	13,100	206,815
Toppan, Inc.	11,300	265,453
Toyo Seikan Group Holdings, Ltd.	99,800	1,621,535
Tsuruha Holdings, Inc.	2,300	176,463
UBE Corp.	3,200	58,336
United Super Markets Holdings, Inc.	37,600	295,747
Yamada Holdings Co., Ltd.	328,500	991,977
Yamato Holdings Co., Ltd.	150,700	2,819,832
Yokogawa Electric Corp.	10,600	198,678
		139,698,843
Jersey — 1.1%
Ferguson PLC	23,032	3,696,241
WPP PLC	174,741	1,909,745
		5,605,986
Luxembourg — 0.2%
Millicom International Cellular SA SDR†	14,957	232,104
RTL Group SA	6,209	268,430
Subsea 7 SA	58,823	789,623
		1,290,157
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	718,500	135,082
Netherlands — 6.6%
Akzo Nobel NV	47,096	4,026,574
Koninklijke Ahold Delhaize NV	606,537	20,930,269
Koninklijke Philips NV†	232,970	4,843,295
NN Group NV	33,627	1,289,615
Randstad NV	59,833	3,505,100
		34,594,853
New Zealand — 0.3%
Air New Zealand, Ltd.†	333,661	163,717
Contact Energy, Ltd.	63,949	330,063
Fletcher Building, Ltd.	198,008	686,244
Spark New Zealand, Ltd.	100,527	323,425
		1,503,449
Norway — 0.5%
Atea ASA	19,822	269,116
DNB Bank ASA	40,211	829,608
Telenor ASA	63,405	678,777
Yara International ASA	22,403	916,010
		2,693,511
Portugal — 0.8%
EDP - Energias de Portugal SA	295,516	1,380,910
Galp Energia SGPS SA	98,312	1,307,938
Jeronimo Martins SGPS SA	9,754	265,539
Navigator Co. SA	170,966	599,271
Sonae SGPS SA	494,017	536,926
		4,090,584
Singapore — 0.5%
ComfortDelGro Corp., Ltd.	481,400	456,149
Hutchison Port Holdings Trust	1,950,100	360,768
Jardine Cycle & Carriage, Ltd.	39,600	1,020,860
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Singapore Telecommunications, Ltd.	227,300	$ 454,685
Venture Corp., Ltd.	29,300	330,073
		2,622,535
Spain — 9.4%
ACS Actividades de Construccion y Servicios SA	63,231	2,210,121
Banco Bilbao Vizcaya Argentaria SA	1,162,915	9,218,890
Banco de Sabadell SA	427,846	526,396
Banco Santander SA	3,324,929	13,465,995
Endesa SA	64,105	1,373,370
Mapfre SA	787,553	1,637,445
Naturgy Energy Group SA	123,648	3,771,281
Repsol SA	250,036	3,821,314
Telefonica SA	3,132,504	13,353,122
		49,377,934
Sweden — 4.0%
Electrolux AB, Class B	65,439	808,165
Getinge AB, Class B	13,206	246,082
H & M Hennes & Mauritz AB, Class B	106,967	1,796,603
Hexpol AB	45,874	498,119
Husqvarna AB, Class B	78,667	772,366
Intrum AB	18,976	147,750
Loomis AB	8,020	233,749
Peab AB	11,521	50,959
Securitas AB, Class B	189,882	1,615,541
Skanska AB, Class B	40,520	645,924
SKF AB, Class B	38,279	729,477
Swedbank AB, Class A	127,733	2,341,359
Telefonaktiebolaget LM Ericsson, Class B	748,822	3,762,464
Telia Co. AB	77,280	166,139
Volvo AB, Class B	322,812	7,116,253
		20,930,950
Switzerland — 6.8%
ABB, Ltd.	106,366	4,251,957
Adecco Group AG	99,021	4,020,794
Coca-Cola HBC AG	27,173	799,277
Holcim, Ltd.	88,974	6,182,930
Kuehne & Nagel International AG	3,463	1,081,728
Roche Holding AG	35,245	10,936,640
Swatch Group AG (XEGT)	13,752	4,390,295
Swiss Life Holding AG	446	282,723
Swiss Re AG	26,164	2,727,261
Zurich Insurance Group AG	2,151	1,037,946
		35,711,551
United Kingdom — 9.5%
Abrdn PLC	593,820	1,767,260
Barratt Developments PLC	81,865	479,815
Berkeley Group Holdings PLC	5,290	295,046
Centrica PLC	7,640,239	13,535,936
Currys PLC	296,147	202,762
Direct Line Insurance Group PLC	654,901	1,264,482
Evraz PLC†(1)	204,785	3,595
GSK PLC	467,811	8,312,654
Imperial Brands PLC	159,644	3,768,750
Inchcape PLC	216,457	2,273,711
International Distributions Services PLC†	785,070	2,688,061
Johnson Matthey PLC	35,158	812,611

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Kingfisher PLC	296,349	$ 934,445
M&G PLC	2,168,782	5,583,310
Marks & Spencer Group PLC†	655,273	1,734,868
Pearson PLC	112,127	1,244,143
Persimmon PLC	74,517	1,108,367
Shell PLC	24,645	748,322
SSE PLC	107,682	2,329,254
Travis Perkins PLC	52,059	581,781
		49,669,173
Total Long-Term Investment Securities (cost $497,150,035)		518,935,693
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $1,729,803 and collateralized by $1,752,100 of United States Treasury Notes, bearing interest at 4.00% due 02/29/2028 and having an approximate value of $1,764,333 (cost $1,729,726)	$1,729,726	1,729,726
TOTAL INVESTMENTS (cost $498,879,761)(2)	99.4%	520,665,419
Other assets less liabilities	0.6	3,143,578
NET ASSETS	100.0%	$523,808,997
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $1,402,300 representing 0.3% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
SDR—Swedish Depositary Receipt
XEGT—Equiduct Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$ 49,665,578	$ —	$3,595	$ 49,669,173
Other Countries	469,266,520	—	—	469,266,520
Repurchase Agreements	—	1,729,726	—	1,729,726
Total Investments at Value	$518,932,098	$1,729,726	$3,595	$520,665,419
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Repurchase Agreements	83.8%
U.S. Government & Agency Obligations	27.7
Collateralized Mortgage Obligations	4.1
Other Asset Backed Securities	2.0
Banks	1.9
Auto Loan Receivables	1.5
Electric	1.5
Short-Term Investments	1.4
Diversified Financial Services	0.5
REITS	0.5
Foreign Government Obligations	0.4
Purchased Options	0.4
Airlines	0.4
Healthcare-Services	0.4
Auto Manufacturers	0.3
Regional(State/Province)	0.3
Home Equity	0.3
Insurance	0.2
Pipelines	0.2
Gas	0.2
Telecommunications	0.2
Municipal Securities	0.2
Semiconductors	0.2
Biotechnology	0.1
Private Equity	0.1
Media	0.1
Lodging	0.1
Agriculture	0.1
Aerospace/Defense	0.1
Machinery-Construction & Mining	0.1
Software	0.1
Oil & Gas	0.1
Trucking & Leasing	0.1
Electronics	0.1
129.7%
Credit Quality†#
Aaa	70.7%
Aa	0.9
A	6.0
Baa	10.3
Ba	1.3
B	0.9
Caa	0.8
Not Rated@	9.1
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 7.9%
Aerospace/Defense — 0.1%
Boeing Co.
3.60%, 05/01/2034	$ 280,000	$ 240,247
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	800,000	753,213
		993,460
Agriculture — 0.1%
BAT Capital Corp.
7.75%, 10/19/2032	200,000	221,953
Imperial Brands Finance PLC
6.13%, 07/27/2027*	600,000	603,832
JT International Financial Services BV
6.88%, 10/24/2032*	200,000	221,573
		1,047,358
Airlines — 0.4%
Alaska Airlines Pass-Through Trust
4.80%, 02/15/2029*	160,806	155,936
American Airlines Pass-Through Trust
3.00%, 04/15/2030	488,105	435,318
3.25%, 04/15/2030	139,353	119,257
3.38%, 11/01/2028	120,099	107,981
4.00%, 08/15/2030	71,000	61,869
British Airways Pass-Through Trust
3.35%, 12/15/2030*	403,041	354,267
3.80%, 03/20/2033*	408,247	372,485
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	362,696	309,025
United Airlines Pass-Through Trust
2.88%, 04/07/2030	709,259	627,624
3.10%, 04/07/2030	709,259	603,971
4.55%, 02/25/2033	751,040	669,842
US Airways Pass Through Trust
5.90%, 04/01/2026	36,746	36,877
		3,854,452
Auto Manufacturers — 0.3%
American Honda Finance Corp.
5.00%, 05/23/2025	1,100,000	1,094,124
Ford Motor Credit Co. LLC
6.80%, 05/12/2028	700,000	706,432
Nissan Motor Co., Ltd.
3.52%, 09/17/2025*	900,000	849,625
4.35%, 09/17/2027*	400,000	372,252
		3,022,433
Banks — 1.9%
Bank of Ireland Group PLC
4.50%, 11/25/2023*	1,300,000	1,289,096
Barclays PLC
5.30%, 08/09/2026	300,000	295,792
6.22%, 05/09/2034	1,200,000	1,211,170
Security Description		Shares or Principal Amount	Value

Banks (continued)
BNP Paribas SA
3.13%, 01/20/2033*		$ 800,000	$ 664,508
Citigroup, Inc.
4.40%, 06/10/2025		750,000	731,133
Credit Suisse Group AG
6.37%, 07/15/2026*		1,700,000	1,701,593
7.75%, 03/01/2029	EUR	600,000	735,158
Credit Suisse Group AG FRS
4.66%, (3 ME+1.00%), 01/16/2026	EUR	200,000	217,203
HSBC Holdings PLC
6.33%, 03/09/2044		500,000	522,850
7.39%, 11/03/2028		1,100,000	1,161,815
ING Groep NV
4.02%, 03/28/2028		700,000	661,604
JPMorgan Chase & Co.
4.57%, 06/14/2030		1,400,000	1,346,962
Lloyds Banking Group PLC
4.38%, 03/22/2028		600,000	570,416
Natwest Group PLC
4.89%, 05/18/2029		1,100,000	1,051,437
NatWest Group PLC
7.47%, 11/10/2026		1,500,000	1,546,984
Santander Holdings USA, Inc.
2.49%, 01/06/2028		400,000	347,608
3.45%, 06/02/2025		700,000	665,495
5.81%, 09/09/2026		1,100,000	1,092,606
Societe Generale SA
4.68%, 06/15/2027*		1,800,000	1,740,943
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049(1)	EUR	945,450	979,241
UBS Group AG
3.75%, 03/26/2025		250,000	241,844
			18,775,458
Biotechnology — 0.1%
Amgen, Inc.
4.40%, 05/01/2045		700,000	600,559
5.15%, 03/02/2028		400,000	400,264
Illumina, Inc.
2.55%, 03/23/2031		400,000	326,028
			1,326,851
Computers — 0.0%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*		200,000	181,600
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026		1,000,000	899,286
Aviation Capital Group LLC
5.50%, 12/15/2024*		400,000	392,998
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*		318,000	272,608
2.88%, 02/15/2025*		400,000	375,939
Brighthouse Holdings LLC
6.50%, 07/27/2037*(1)		500,000	442,500

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Lazard Group LLC
4.38%, 03/11/2029	$ 200,000	$ 188,331
LeasePlan Corp NV
2.88%, 10/24/2024*	1,200,000	1,149,225
Nomura Holdings, Inc.
2.33%, 01/22/2027	500,000	443,825
2.71%, 01/22/2029	700,000	595,590
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	112,000	111,083
Stifel Financial Corp.
4.00%, 05/15/2030	400,000	344,400
		5,215,785
Electric — 1.5%
AEP Texas, Inc.
5.25%, 05/15/2052	200,000	189,723
AES Corp.
5.45%, 06/01/2028	300,000	297,292
Alabama Power Co.
3.70%, 12/01/2047	300,000	231,853
Appalachian Power Co.
4.50%, 08/01/2032	200,000	187,850
Arizona Public Service Co.
2.65%, 09/15/2050	400,000	241,142
Cleveland Electric Illuminating Co.
4.55%, 11/15/2030*	836,000	787,345
DTE Electric Co.
5.20%, 04/01/2033	100,000	101,396
Duke Energy Progress LLC
4.00%, 04/01/2052	800,000	645,547
Edison International
6.95%, 11/15/2029	400,000	425,252
Enel Finance International NV
4.63%, 06/15/2027*	1,400,000	1,359,286
Entergy Mississippi LLC
2.85%, 06/01/2028	1,900,000	1,713,276
Eversource Energy
5.45%, 03/01/2028	400,000	405,699
Florida Power & Light Co.
4.40%, 05/15/2028	200,000	196,601
Georgia Power Co.
4.70%, 05/15/2032	1,300,000	1,255,473
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,000,000	780,009
Louisville Gas & Electric Co.
5.45%, 04/15/2033	100,000	102,281
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	600,000	604,352
Pacific Gas & Electric Co.
3.30%, 12/01/2027	500,000	445,000
3.50%, 06/15/2025	30,000	28,505
4.25%, 03/15/2046	1,300,000	912,865
6.10%, 01/15/2029	1,400,000	1,391,936
Rochester Gas and Electric Corp.
1.85%, 12/01/2030*	960,000	726,050
Security Description	Shares or Principal Amount	Value

Electric (continued)
Southern California Edison Co.
3.90%, 03/15/2043	$ 200,000	$ 156,247
4.00%, 04/01/2047	1,500,000	1,202,712
4.05%, 03/15/2042	200,000	160,978
4.65%, 10/01/2043	480,000	418,827
		14,967,497
Electronics — 0.1%
TD SYNNEX Corp.
1.25%, 08/09/2024	500,000	475,172
Food — 0.0%
General Mills, Inc.
4.95%, 03/29/2033	200,000	197,662
Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*	1,100,000	963,738
Southern California Gas Co.
4.13%, 06/01/2048	1,400,000	1,104,320
		2,068,058
Healthcare-Services — 0.4%
Banner Health
1.90%, 01/01/2031	500,000	402,196
Centene Corp.
2.63%, 08/01/2031	600,000	479,766
HCA, Inc.
4.13%, 06/15/2029	300,000	278,325
5.90%, 06/01/2053	700,000	687,946
Humana, Inc.
3.70%, 03/23/2029	1,100,000	1,018,617
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	549,970
		3,416,820
Insurance — 0.2%
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	400,000	339,073
GA Global Funding Trust
2.90%, 01/06/2032*	800,000	611,548
Willis North America, Inc.
4.65%, 06/15/2027	1,400,000	1,357,845
		2,308,466
Internet — 0.0%
Meta Platforms, Inc.
5.60%, 05/15/2053	200,000	205,937
Lodging — 0.1%
Marriott International, Inc.
2.85%, 04/15/2031	700,000	592,622
Sands China, Ltd.
4.30%, 01/08/2026	400,000	381,128
Wynn Macau, Ltd.
5.63%, 08/26/2028*	200,000	178,000
		1,151,750
Machinery-Construction & Mining — 0.1%
Weir Group PLC
2.20%, 05/13/2026*	900,000	809,941

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	$ 300,000	$ 182,257
4.80%, 03/01/2050	1,100,000	833,575
Comcast Corp.
4.55%, 01/15/2029	200,000	197,024
		1,212,856
Mining — 0.0%
Glencore Funding LLC
5.70%, 05/08/2033*	300,000	297,821
Oil & Gas — 0.1%
Aker BP ASA
4.00%, 01/15/2031*	200,000	178,010
Pioneer Natural Resources Co.
5.10%, 03/29/2026	100,000	99,661
Woodside Finance, Ltd.
3.65%, 03/05/2025*	10,000	9,649
4.50%, 03/04/2029*	300,000	283,997
		571,317
Packaging & Containers — 0.0%
Berry Global, Inc.
5.50%, 04/15/2028*	400,000	395,061
Pipelines — 0.2%
Cheniere Energy Partners LP
4.00%, 03/01/2031	300,000	266,961
Energy Transfer LP
4.75%, 01/15/2026	40,000	39,261
6.05%, 06/01/2041	1,200,000	1,156,873
Enterprise Products Operating LLC
3.20%, 02/15/2052	1,070,000	743,476
		2,206,571
Private Equity — 0.1%
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032*	1,300,000	1,226,171
Regional(State/Province) — 0.3%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023*	2,700,000	2,677,968
REITS — 0.5%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	94,897
American Tower Corp.
2.10%, 06/15/2030	400,000	323,090
4.00%, 06/01/2025	690,000	669,985
Corporate Office Properties LP
2.75%, 04/15/2031	100,000	76,937
Extra Space Storage LP
5.70%, 04/01/2028	300,000	301,671
Security Description		Shares or Principal Amount	Value

REITS (continued)
Goodman US Finance Five LLC
4.63%, 05/04/2032*		$ 100,000	$ 91,136
Goodman US Finance Three LLC
3.70%, 03/15/2028*		1,200,000	1,091,154
Highwoods Realty LP
2.60%, 02/01/2031		100,000	73,635
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033		600,000	454,893
Physicians Realty LP
3.95%, 01/15/2028		315,000	288,713
VICI Properties LP
4.75%, 02/15/2028		1,000,000	953,273
Weyerhaeuser Co.
4.75%, 05/15/2026		400,000	394,440
			4,813,824
Semiconductors — 0.2%
Broadcom, Inc.
3.47%, 04/15/2034*		100,000	82,021
Micron Technology, Inc.
6.75%, 11/01/2029		600,000	630,484
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033		900,000	865,202
			1,577,707
Software — 0.1%
Oracle Corp.
2.95%, 05/15/2025		700,000	670,529
Telecommunications — 0.2%
AT&T, Inc.
3.85%, 06/01/2060		1,300,000	907,709
T-Mobile USA, Inc.
2.40%, 03/15/2029		700,000	602,967
3.40%, 10/15/2052		700,000	491,583
			2,002,259
Trucking & Leasing — 0.1%
DAE Funding LLC
1.55%, 08/01/2024*		200,000	190,666
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*		300,000	294,766
			485,432
Total Corporate Bonds & Notes (cost $85,295,350)			78,156,216
ASSET BACKED SECURITIES — 3.8%
Auto Loan Receivables — 1.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,900,000	1,869,247
Series 2023-5A, Class A 5.78%, 04/20/2028*		800,000	796,608
BMW Canada Auto Trust
Series 2023-1A, Class A1 5.43%, 01/20/2026*	CAD	794,520	600,940

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Citizens Auto Receivables Trust
Series 2023-1, Class A4 5.78%, 10/15/2030*	$ 1,900,000	$ 1,891,815
Exeter Automobile Receivables Trust
Series 2023-3A, Class A2 6.11%, 09/15/2025	2,000,000	2,000,411
Ford Credit Auto Owner Trust FRS
Series 2023-A, Class A2B 5.79%, (SOFR30A+0.72%), 03/15/2026	1,900,000	1,903,410
GM Financial Automobile Leasing Trust
Series 2023-2, Class A2A 5.44%, 10/20/2025	1,300,000	1,294,742
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A2A 5.10%, 05/18/2026	700,000	696,558
GM Financial Revolving Receivables Trust
Series 2023-1, Class A 5.12%, 04/11/2035*	1,200,000	1,197,877
Honda Auto Receivables Owner Trust
Series 2023-2, Class A3 4.93%, 11/15/2027	1,000,000	993,000
Santander Drive Auto Receivables Trust
Series 2023-2, Class A2 5.87%, 03/16/2026	1,300,000	1,299,073
Veros Auto Receivables Trust
Series 2023-1, Class A 7.12%, 11/15/2028*	706,794	705,659
		15,249,340
Home Equity — 0.3%
Bear Stearns Asset Backed Securities I Trust FRS
Series 2006-PC1, Class M2 5.20%, (1 ML+0.63%), 12/25/2035	7,146	7,114
JPMorgan Mtg. Acquisition Trust FRS
Series 2006-WMC2, Class A1 5.68%, (1 ML+0.27%), 07/25/2036	253,375	211,062
Mastr Asset Backed Securities Trust FRS
Series 2004-WMC3, Class M1 6.24%, (1 ML+0.83%), 10/25/2034	429,616	407,361
Merrill Lynch Mtg. Investors Trust FRS
Series 2005-NC1, Class M1 6.13%, (1 ML+0.72%), 10/25/2035	1,945,179	1,823,608
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2005-NC2, Class M4 6.33%, (1 ML+0.92%), 03/25/2035	$ 85,088	$ 83,858
RASC Trust FRS
Series 2005-KS6, Class M6 6.46%, (1 ML+1.05%), 07/25/2035	30,706	30,615
		2,563,618
Other Asset Backed Securities — 2.0%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.52%, (SOFR30A+1.45%), 01/15/2037*	1,100,000	1,090,905
BDS LLC FRS
Series 2022-FL11, Class ATS 7.05%, (TSFR 1M+1.80%), 03/19/2039*	1,000,000	995,060
Countrywide Asset-Backed Certs. FRS
Series 2006-26, Class 1A 5.55%, (1 ML+0.14%), 06/25/2037	146,607	134,668
Series 2007-1, Class 2A3 5.55%, (1 ML+0.14%), 07/25/2037	37,243	36,580
Series 2007-10, Class 2A4 5.66%, (1 ML+0.25%), 06/25/2047	541,314	517,563
Series 2006-12, Class 1A 5.67%, (1 ML+0.26%), 12/25/2036	922,873	821,693
Series 2005-3, Class MV7 7.36%, (1 ML+1.95%), 08/25/2035	1,100,000	1,006,191
DLLMT LLC
Series 2023-1A, Class A2 5.78%, 11/20/2025*	500,000	497,836
Elevation CLO, Ltd. FRS
Series 2014-2A, Class A1R 6.80%, (3 ML+1.23%), 10/15/2029*	203,074	202,530
FORT CRE Issuer LLC FRS
Series 2022-FL3, Class A 6.92%, (SOFR30A+1.85%), 02/23/2039*	1,200,000	1,159,915
Fremont Home Loan Trust FRS
Series 2005-1, Class M5 6.48%, (1 ML+1.07%), 06/25/2035	526,008	495,899
Gallatin CLO IX, Ltd. FRS
Series 2018-1A, Class A 6.65%, (3 ML+1.05%), 01/21/2028*	163,926	163,677

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
HERA Commercial Mtg., Ltd. FRS
Series 2021-FL1, Class A 6.39%, (1 ML+1.05%), 02/18/2038*	$ 1,036,318	$ 1,002,671
HGI CRE CLO, Ltd. FRS
Series 2022-FL3, Class A 6.77%, (SOFR30A+1.70%), 04/20/2037*	250,000	247,715
KREF, Ltd. FRS
Series 2022-FL3, Class A 6.70%, (TSFR1M+1.45%), 02/17/2039*	400,000	395,536
LCM 30, Ltd. FRS
Series 30A, Class AR 6.67%, (3 ML+1.08%), 04/20/2031*	1,600,000	1,581,496
LCM XIII LP FRS
Series 13A, Class AR3 6.45%, (3 ML+0.87%), 07/19/2027*	797,529	794,018
LFT CRE, Ltd. FRS
Series 2021-FL1, Class A 6.51%, (1 ML+1.17%), 06/15/2039*	1,100,000	1,068,328
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class A 6.64%, (1 ML+1.30%), 07/15/2036*	500,000	485,000
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3 4.28%, 02/01/2036	1,200,000	1,138,092
Marble Point CLO X, Ltd. FRS
Series 2017-1A, Class AR 6.61%, (3 ML+1.04%), 10/15/2030*	552,323	545,460
MidOcean Credit CLO II FRS
Series 2013-2A, Class ARR 6.66%, (3 ML+1.03%), 01/29/2030*	231,138	228,874
Octagon Loan Funding, Ltd. FRS
Series 2014-1A, Class ARR 6.53%, (3 ML+1.18%), 11/18/2031*	300,000	299,290
Octane Receivables Trust
Series 2023-2A, Class A1 5.68%, 05/20/2024*	801,406	801,132
OZLM XVI, Ltd. FRS
Series 2017-16A, Class A1R 6.35%, (3 ML+1.03%), 05/16/2030*	592,358	588,744
Security Description		Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
PHEAA Student Loan Trust FRS
Series 2016-2A, Class A 6.13%, (1 ML+0.95%), 11/25/2065*		$ 233,903	$ 230,413
RAMP Trust FRS
Series 2005-RS6, Class M4 6.39%, (1 ML+0.98%), 06/25/2035		54,080	53,953
Romark CLO, Ltd. FRS
Series 2017-1A, Class A1R 6.64%, (3 ML+1.03%), 10/23/2030*		963,578	959,122
Sculptor CLO XXV, Ltd. FRS
Series 25A, Class A1 6.84%, (3 ML+1.27%), 01/15/2031*		600,000	596,357
SMB Private Education Loan Trust FRS
Series 2016-B, Class A2B 6.79%, (1 ML+1.45%), 02/17/2032*		255,529	255,390
Sound Point CLO XII, Ltd. FRS FRS
Series 2016-2A, Class AR2 6.64%, (3 ML+1.05%), 10/20/2028*		198,273	198,028
Sound Point Clo XV, Ltd. FRS
Series 2017-1A, Class ARR 6.51%, (3 ML+0.90%), 01/23/2029*		149,689	149,010
STARR II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*		275,412	244,523
VMC Finance LLC FRS
Series 2022-FL5, Class A 6.97%, (SOFR30A+1.90%), 02/18/2039*		800,000	782,141
			19,767,810
Total Asset Backed Securities (cost $38,138,805)			37,580,768
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Commercial and Residential — 3.1%
ALBA PLC FRS
Series 2005-1, Class A3 5.12%, (3 ML GBP+0.19%), 11/25/2042	GBP	292,890	362,392
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 3A11 5.53%, (1 ML+0.12%), 10/25/2046		11,031	9,761
Angel Oak Mtg. Trust VRS
Series 2020-4, Class A1 1.47%, 06/25/2065*(2)		165,579	152,681
BAMLL Commercial Mtg. Securities Trust FRS
Series 2019-RLJ, Class A 6.32%, (1 ML+1.05%), 04/15/2036*		1,300,000	1,287,572

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Banco La Hipotecaria SA
Series 2016-1A, Class A 3.36%, 01/15/2046*(3)		$ 781,629	$ 715,783
Bruegel DAC FRS
Series 2021-1A, Class A 4.18%, (3 ME+0.80%), 05/22/2031*	EUR	1,850,752	1,921,273
BX Trust FRS
Series 2018-GW, Class A 6.32%, (1 ML+0.80%), 05/15/2035*		580,000	575,631
ChaseFlex Trust FRS
Series 2007-2, Class A1 5.97%, (1 ML+0.28%), 05/25/2037		425,955	401,637
Citigroup Commercial Mtg. Trust
Series 2019-SMRT, Class A 4.15%, 01/10/2036*		2,400,000	2,387,932
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(2)		1,100,000	990,268
Countrywide Alternative Loan Trust
Series 2005-J11, Class 1A15 5.50%, 11/25/2035		107,475	62,945
Series 2005-65CB, Class 2A6 6.00%, 12/25/2035		142,869	106,760
Series 2007-J1, Class 2A4 6.00%, 03/25/2037		631,764	256,220
Countrywide Alternative Loan Trust FRS
Series 2006-OA3, Class 2A1 5.83%, (1 ML+0.42%), 05/25/2036		2,512,784	2,163,180
Credit Suisse Commercial Mtg. FRS
Series 2021-SOP2, Class A 6.30%, (1 ML+0.97%), 06/15/2034*		1,213,867	1,113,469
CSMC Trust VRS
Series 2020-RPL5, Class A1 3.02%, 08/25/2060*(2)		236,615	232,438
DBUBS Mtg. Trust
Series 2017-BRBK, Class A 3.45%, 10/10/2034*		2,400,000	2,177,142
Eurosail PLC FRS
Series 2007-3A, Class A3C 6.04%, (3 ML GBP+0.95%), 06/13/2045*	GBP	227,266	287,845
Series 2007-3X, Class A3A 6.04%, (3 ML GBP+0.95%), 06/13/2045	GBP	201,474	256,683
Series 2007-3X, Class A3C 6.04%, (3 ML GBP+0.95%), 06/13/2045	GBP	268,587	340,181
Security Description		Shares or Principal Amount	Value

Commercial and Residential (continued)
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.74%, (1 ML+0.38%), 01/19/2038		$ 12,062	$ 10,737
HarborView Mtg. Loan Trust VRS
Series 2005-4, Class 3A1 4.22%, 07/19/2035(2)		101,249	74,502
HPLY Trust FRS
Series 2019-HIT, Class A 6.26%, (1 ML+1.00%), 11/15/2036*		382,841	379,471
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*		1,600,000	1,497,857
IndyMac INDX Mtg. Loan Trust FRS
Series 2005-AR12, Class 1A1 5.93%, (1 ML+0.52%), 07/25/2035		214,159	144,265
Ludgate Funding PLC FRS
Series 2006-1X, Class A2A 5.07%, (3 ML GBP+0.19%), 12/01/2060	GBP	441,939	540,440
Series 2008-W1X, Class A1 6.03%, (3 ML GBP+0.60%), 01/01/2061	GBP	660,125	810,829
Mill City Mtg. Loan Trust VRS
Series 2019-GS2, Class A1 2.75%, 08/25/2059*(2)		509,031	470,297
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4 3.37%, 10/15/2048		1,800,000	1,718,658
MortgageIT Trust FRS
Series 2005-2, Class 1A1 5.93%, (1 ML+0.52%), 05/25/2035		14,296	13,784
Natixis Commercial Mtg. Securities Trust
Series 2019-10K, Class A 3.62%, 05/15/2039*		1,600,000	1,418,970
Series 2019-LVL, Class A 3.89%, 08/15/2038*		800,000	709,151
New Residential Mtg. Loan Trust VRS
Series 2019-RPL3, Class A1 2.75%, 07/25/2059*(2)		779,314	721,221
Series 2020-RPL1, Class A1 2.75%, 11/25/2059*(2)		379,685	349,100
Series 2018-3A, Class A1 4.50%, 05/25/2058*(2)		458,799	437,838
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class A 6.43%, (1 ML+1.10%), 11/15/2038*		900,000	817,769

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Park Avenue Mtg. Trust FRS
Series 2017-280P, Class A 6.10%, (1 ML+0.88%), 09/15/2034*		$ 1,900,000	$ 1,847,750
TBW Mtg.-Backed Trust Series
Series 2006-3, Class 1A 6.00%, 07/25/2036		639,291	303,926
Uropa Securities PLC FRS
Series 2007-1, Class A3A 5.45%, (3 ML GBP+0.20%), 10/10/2040	GBP	198,458	245,097
VASA Trust FRS
Series 2021-VASA, Class A 6.24%, (1 ML+0.90%), 07/15/2039*		500,000	434,348
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR9, Class 2A 5.26%, (COFI 11+1.50%), 08/25/2046		860,254	708,263
Series 2005-AR19, Class A1A1 5.95%, (1 ML+0.54%), 12/25/2045		175,840	167,087
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*		2,100,000	1,761,594
			31,384,747
U.S. Government Agency — 1.0%
Federal Home Loan Mtg. Corp. FRS
Series 314, Class S2 0.71%, (5.89%-1 ML), 09/15/2043(4)(5)		680,701	58,908
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series W5FX, Class AFX 3.21%, 04/25/2028(2)		2,700,000	2,502,793
Federal Home Loan Mtg. Corp. REMIC
Series 4745, Class CZ 3.50%, 01/15/2048		1,215,472	1,060,776
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4579, Class FD 4.69%, (1 ML+0.35%), 01/15/2038		415,747	403,464
Series 4790, Class F 5.37%, (1 ML+0.19%), 10/15/2043		409,454	400,287
Federal Home Loan Mtg. Corp. REMIC VRS
Series 4579, Class SD 0.10%, 01/15/2038(2)(5)		415,747	17,782
Federal National Mtg. Assoc. REMIC
Series 2013-17, Class TI 3.00%, 03/25/2028(5)		288,385	13,468
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 5.53%, (1 ML+0.35%), 10/25/2040	$ 184,655	$ 182,816
Series 2007-85, Class FL 5.72%, (1 ML+0.54%), 09/25/2037	896,311	885,060
Series 2012-21, Class FQ 5.73%, (1 ML+0.55%), 02/25/2041	105,197	104,758
Government National Mtg. Assoc. REMIC FRS
Series 2016-H17, Class FC 5.64%, (1 ML+0.83%), 08/20/2066	1,734,917	1,733,146
Series 2014-H02, Class FB 5.81%, (1 ML+0.65%), 12/20/2063	252,855	252,270
Series 2016-H11, Class F 5.96%, (1 ML+0.80%), 05/20/2066	1,286,816	1,281,627
Series 2016-H14, Class FA 5.96%, (1 ML+0.80%), 06/20/2066	681,965	681,229
		9,578,384
Total Collateralized Mortgage Obligations (cost $44,449,416)		40,963,131
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 27.7%
U.S. Government — 8.2%
United States Treasury Bonds
1.13%, 05/15/2040	8,680,000	5,507,731
1.38%, 11/15/2040	17,090,000	11,183,936
1.75%, 08/15/2041	9,500,000	6,548,691
1.88%, 02/15/2041	10,100,000	7,184,809
2.00%, 11/15/2041	11,900,000	8,539,180
2.25%, 05/15/2041(6)(7)	3,100,000	2,338,926
2.75%, 11/15/2047	100,000	78,250
2.88%, 11/15/2046	290,000	232,861
3.00%, 08/15/2052	1,400,000	1,156,859
3.25%, 05/15/2042	4,400,000	3,847,938
3.38%, 08/15/2042	4,800,000	4,269,750
3.63%, 08/15/2043	2,800,000	2,572,281
3.88%, 05/15/2043	5,700,000	5,448,844
4.00%, 11/15/2042 to 11/15/2052	8,200,000	8,041,375
4.38%, 05/15/2041	5,500,000	5,680,039
United States Treasury Notes TIPS
0.13%, 01/15/2032(8)	4,059,048	3,568,157
0.63%, 07/15/2032(8)	5,233,250	4,798,952
1.13%, 01/15/2033(8)	1,082,154	1,033,901
		82,032,480
U.S. Government Agency — 19.5%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	5,095,864	4,384,230

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.00%, 04/01/2048 to 01/01/2050		$ 658,316	$ 623,905
4.50%, 08/01/2048 to 04/01/2053		42,376,965	40,581,229
5.00%, 05/01/2053 to 06/01/2053		8,291,206	8,098,701
6.00%, 01/01/2053		146,473	147,347
6.50%, 06/01/2053		5,000,002	5,098,867
Federal National Mtg. Assoc.
1.50%, 03/01/2037 to 06/01/2037		4,648,361	3,999,121
3.79%, 01/01/2029		1,800,000	1,705,249
4.00%, 07/01/2045 to 09/01/2050		27,377,424	25,855,920
6.00%, 01/01/2053		8,366,696	8,416,662
6.50%, 04/01/2053 to 07/01/2053		8,600,007	8,771,957
Government National Mtg. Assoc.
4.00%, September 30 TBA		4,300,000	4,052,750
Tennessee Valley Authority
3.88%, 03/15/2028		1,900,000	1,869,889
Uniform Mtg. Backed Securities
2.00%, September 30 TBA		7,100,000	5,755,715
2.50%, September 30 TBA		23,800,000	20,082,644
3.00%, September 30 TBA		34,700,000	30,390,965
3.50%, September 30 TBA		6,400,000	5,806,375
4.50%, September 30 TBA		11,500,000	11,020,684
5.50%, September 30 TBA		6,600,000	6,555,140
			193,217,350
Total U.S. Government & Agency Obligations (cost $299,080,208)			275,249,830
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Banks — 0.0%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026*		400,000	394,779
Sovereign — 0.4%
Dominican Republic
4.88%, 09/23/2032*		1,200,000	1,039,289
Government of Romania
2.13%, 03/07/2028*	EUR	600,000	582,658
2.63%, 12/02/2040*	EUR	400,000	280,594
3.75%, 02/07/2034*	EUR	860,000	778,499
Republic of Peru
3.30%, 03/11/2041		200,000	151,792
6.15%, 08/12/2032*	PEN	700,000	187,838
Republic of Poland
4.88%, 10/04/2033		400,000	394,920
United Mexican States
6.34%, 05/04/2053		500,000	509,766
			3,925,356
Total Foreign Government Obligations (cost $5,032,428)			4,320,135
Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.2%
Kansas Development Finance Authority Revenue Bonds
5.50%, 05/01/2034	$ 400,000	$ 409,786
Sales Tax Securitization Corp. Revenue Bonds
3.24%, 01/01/2042	1,300,000	1,023,060
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	300,000	300,811
Total Municipal Securities (cost $2,084,517)		1,733,657
PURCHASED OPTIONS† — 0.4%
Purchased Options - Puts — 0.4%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,100.00)	255	664,275
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,525.00)	255	1,143,675
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,975.00)	255	2,096,100
Total Purchased Options (cost $5,650,304)		3,904,050
Total Long-Term Investment Securities (cost $479,731,028)		441,907,787
SHORT-TERM INVESTMENTS — 1.4%
Commercial Paper — 0.6%
Amcor Flexibles North America, Inc. 5.50%, 08/14/2023	850,000	848,154
American Electric Power Co., Inc. 5.48%, 08/01/2023	1,900,000	1,899,712
Constellation Brands, Inc. 5.60%, 08/02/2023	750,000	749,762
Daimler Truck Financial North America LLC 5.47%, 08/21/2023	1,100,000	1,096,657
Enbridge, Inc. 5.45%, 08/07/2023	850,000	849,066
LSEGA Financing PLC 5.53%, 09/22/2023*	700,000	694,117
		6,137,468

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government — 0.8%
United States Treasury Bills
0.00%, 08/24/2023(7)	$ 7,395,000	$ 7,370,128
Total Short-Term Investments (cost $13,509,048)		13,507,596
REPURCHASE AGREEMENTS — 83.8%
Agreement with Bank of America LLC, bearing interest at 5.34% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $1,800,267 and collateralized by $2,804,000 of United States Treasury Bonds, bearing interest at 1.38% due 11/15/2040 and having an approximate value of $1,844,678	1,800,000	1,800,000
Agreement with Bank of America LLC, bearing interest at 5.35% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $236,135,087 and collateralized by $266,840,000 of United States Treasury Bonds, bearing interest at 3.38% due 08/15/2042 and having an approximate value of $241,625,417	236,100,000	236,100,000
Agreement with Goldman Sachs, bearing interest at 5.36% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $41,706,209 and collateralized by $52,778,614 of United States Treasury Bonds, bearing interest at 2.00% due 07/01/2051 and having an approximate value of $43,488,838	41,700,000	41,700,000
Agreement with JPMorgan Chase, bearing interest at 5.36% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $76,311,360 and collateralized by $96,329,000 of United States Treasury Bonds, bearing interest at 2.88% due 05/15/2052 and having an approximate value of $78,195,819	76,300,000	76,300,000
Security Description	Shares or Principal Amount	Value

Agreement with JPMorgan Chase, bearing interest at 5.35% dated 07/31/2023, to be repurchased 08/02/2023 in the amount of $237,935,355 and collateralized by $26,868,000 of United States Treasury Bonds, bearing interest at 2.38% due 05/15/2051 and by $94,017 of United States Treasury Notes, bearing interest at 3.63% due 04/15/2028 and by $327,885,000 of United States Treasury Notes, bearing interest at 2.00% due 08/15/2051 and having an approximate combined value of $239,514,199	$237,900,000	$ 237,900,000
Agreement with Toronto-Dominion Bank, bearing interest at 5.36% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $237,935,421 and collateralized by $184,805,000 of United States Treasury Notes, bearing interest at 0.88% due 06/30/2026 and by $85,045,000 of United States Treasury Notes, bearing interest at 0.88% due 09/30/2026 and having an approximate combined value of $243,415,080	237,900,000	237,900,000
Total Repurchase Agreements (cost $831,700,000)		831,700,000
TOTAL INVESTMENTS (cost $1,324,940,076)(9)	129.7%	1,287,115,383
Other assets less liabilities	(29.7)	(294,527,453)
NET ASSETS	100.0%	$ 992,587,930
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO VCP Tactical Balanced Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $73,556,891 representing 7.4% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Securities classified as Level 3 (see Note 2).

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2023.
(5)	Interest Only
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ME—3 Month Euribor
3 ML—3 Month USD LIBOR
3 ML GBP—3 Month GBP LIBOR
CLO—Collateralized Loan Obligation
COFI 11—11th District Cost of Funds Index
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	800,000	CAD	3-Month CDOR	Fixed 1.220%	Semiannual	Semiannual	Mar 2025	$ 1	$ (38,087)	$ (38,086)
Centrally Cleared	3,400,000	CAD	3-Month CDOR	Fixed 1.235	Semiannual	Semiannual	Mar 2025	939	(162,453)	(161,514)
Centrally Cleared	4,200,000	USD	Fixed 1.750%	12-Month SOFR	Annual	Annual	Dec 2051	(167,551)	1,387,949	1,220,398
Centrally Cleared	400,000	USD	12-Month SOFR	Fixed 3.340	Annual	Annual	Feb 2030	—	(11,190)	(11,190)
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month USD LIBOR	Semiannual	Quarterly	Sep 2023	—	14,681	14,681
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month SOFR	Semiannual	Quarterly	Dec 2051	(103,244)	1,033,337	930,093
Centrally Cleared	4,200,000	USD	Fixed 1.441	3-Month SOFR	Semiannual	Quarterly	Jul 2031	(648)	737,545	736,897
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Jul 2033	—	891	891
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.370	Annual	Annual	Jul 2053	—	351	351
								$(270,503)	$2,963,024	$2,692,521
Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 40	0.62875%	1,000,000	USD	1,000,000	1.000%	Quarterly	Jun 2028	$4,870	$11,237	$16,107
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

CDOR—Canadian Dollar Offered Rate
LIBOR—US LIBOR
SOFR—Secured Overnight Financing Rate
CAD—Canadian Dollar
USD—United States Dollar
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Barclays Bank PLC	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.50% versus USD_SOFR maturing 08/28/2023	3.50	8/28/2023	$ 200,000	$ 710	$ 761	$ (51)
Goldman Sachs and Co. LLC	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.67% versus USD_SOFR maturing 08/31/2023	3.67	8/31/2023	1,300,000	3,445	3,445	—
					$4,155	$4,206	$ (51)
Puts
Barclays Bank PLC	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.90% versus USD_SOFR maturing 08/28/2023	3.90	8/28/2023	200,000	710	565	145
Goldman Sachs and Co. LLC	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.17% versus USD_SOFR maturing 08/31/2023	4.17	8/31/2023	1,300,000	3,445	3,445	—
					$4,155	$4,010	$145
					$8,310	$8,216	$ 94
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
498	Long	E-Mini Russell 2000 Index	September 2023	$ 47,142,818	$ 50,138,640	$ 2,995,822
1,348	Long	MSCI EAFE Index	September 2023	144,445,222	148,670,920	4,225,698
2,315	Long	S&P 500 E-Mini Index	September 2023	504,809,364	534,128,375	29,319,011
13	Short	Japan 10 Year Bonds	September 2023	13,578,571	13,414,403	164,168
29	Short	U.S. Treasury Long Bonds	September 2023	3,687,941	3,608,687	79,254
323	Short	U.S. Treasury Ultra 10 Year Notes	September 2023	38,566,394	37,785,953	780,441
						$37,564,394
						Unrealized (Depreciation)
172	Long	U.S. Treasury 10 Year Notes	September 2023	$19,640,494	$19,161,875	$ (478,619)
91	Long	U.S. Treasury 2 Year Notes	September 2023	18,774,558	18,475,844	(298,714)
446	Long	U.S. Treasury 5 Year Notes	September 2023	48,685,627	47,641,859	(1,043,768)
						$ (1,821,101)
		Net Unrealized Appreciation (Depreciation)				$35,743,293
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	5,019,000	USD	5,548,039	09/05/2023	$20,662	$ —
	GBP	2,196,000	USD	2,783,918	08/02/2023	—	(34,317)
						20,662	(34,317)
Barclays Bank PLC	USD	3,281,980	JPY	434,347,407	08/16/2023	—	(222,301)
Citibank, N.A.	CAD	899,102	USD	678,938	08/02/2023	—	(2,907)
	CAD	756,591	USD	575,080	09/05/2023	1,044	—
	EUR	5,019,000	USD	5,464,356	08/02/2023	—	(54,037)
	USD	575,080	CAD	756,935	08/02/2023	—	(1,049)
	USD	537,344	JPY	71,406,548	08/16/2023	—	(34,334)
						1,044	(92,327)
Goldman Sachs International	PEN	1,290,080	USD	350,137	09/20/2023	—	(6,565)
Unrealized Appreciation (Depreciation)						$21,706	$ (355,510)
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
PEN—Peruvian Sol
USD—United States Dollar

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 78,156,216	$ —	$ 78,156,216
Asset Backed Securities	—	37,580,768	—	37,580,768
Collateralized Mortgage Obligations:
Commercial and Residential	—	30,668,964	715,783	31,384,747
Other Industries	—	9,578,384	—	9,578,384
U.S. Government & Agency Obligations	—	275,249,830	—	275,249,830
Foreign Government Obligations	—	4,320,135	—	4,320,135
Municipal Securities	—	1,733,657	—	1,733,657
Purchased Options	3,904,050	—	—	3,904,050
Short-Term Investments	—	13,507,596	—	13,507,596
Repurchase Agreements	—	831,700,000	—	831,700,000
Total Investments at Value	$ 3,904,050	$1,282,495,550	$715,783	$1,287,115,383
Other Financial Instruments:†
Swaps	$ —	$ 3,185,991	$ —	$ 3,185,991
Futures Contracts	37,564,394	—	—	37,564,394
Forward Foreign Currency Contracts	—	21,706	—	21,706
Written Options	—	145	—	145
Total Other Financial Instruments	$37,564,394	$ 3,207,842	$ —	$ 40,772,236
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 211,730	$ —	$ 211,730
Futures Contracts	1,821,101	—	—	1,821,101
Forward Foreign Currency Contracts	—	355,510	—	355,510
Written Options	—	51	—	51
Total Other Financial Instruments	$ 1,821,101	$ 567,291	$ —	$ 2,388,392
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Pipelines	8.0%
Media	7.4
Oil & Gas	7.1
Diversified Financial Services	6.3
Commercial Services	5.3
Retail	5.0
Healthcare-Services	3.5
Electric	3.5
REITS	3.4
Leisure Time	3.0
Telecommunications	3.0
Packaging & Containers	3.0
Oil Field Machinery & Equipment	2.8
Food	2.4
Chemicals	2.4
Internet	2.3
Airlines	2.1
Entertainment	2.1
Computers	2.0
Pharmaceuticals	2.0
Software	1.9
Auto Manufacturers	1.8
Lodging	1.8
Iron/Steel	1.6
Insurance	1.2
Environmental Control	1.1
Real Estate	1.1
Mining	1.1
Electronics	1.1
Aerospace/Defense	1.0
Oil & Gas Services	1.0
Building Materials	0.9
Cosmetics/Personal Care	0.9
Healthcare-Products	0.8
Trucking & Leasing	0.6
Transportation	0.6
Engineering & Construction	0.6
Electrical Components & Equipment	0.5
Home Builders	0.5
Semiconductors	0.5
Coal	0.5
Forest Products & Paper	0.3
Short-Term Investments	0.3
Distribution/Wholesale	0.3
98.6%
Credit Quality†#
Baa	5.4%
Ba	32.6
B	53.8
Caa	7.0
Not Rated@	1.2
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 95.5%
Aerospace/Defense — 1.0%
Rolls-Royce PLC
5.75%, 10/15/2027*	$1,237,000	$ 1,219,021
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	1,339,000	1,338,397
		2,557,418
Airlines — 2.1%
American Airlines, Inc.
7.25%, 02/15/2028*	375,000	372,299
11.75%, 07/15/2025*	2,805,000	3,091,515
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	683,617
4.63%, 04/15/2029*	1,140,000	1,031,319
		5,178,750
Auto Manufacturers — 1.8%
Ford Motor Co.
3.25%, 02/12/2032	455,000	359,738
4.75%, 01/15/2043	1,206,000	943,547
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	1,254,000	1,077,240
4.95%, 05/28/2027	1,143,000	1,084,655
5.11%, 05/03/2029	993,000	927,233
		4,392,413
Building Materials — 0.9%
PGT Innovations, Inc.
4.38%, 10/01/2029*	1,200,000	1,113,168
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,207,294
		2,320,462
Chemicals — 2.4%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,752,000	1,512,379
Methanex Corp.
5.13%, 10/15/2027	1,410,000	1,331,029
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,096,000	1,012,941
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	1,220,000	1,180,350
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	1,396,000	820,736
		5,857,435
Coal — 0.5%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	1,193,000	1,203,558
Commercial Services — 5.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	203,000	172,166
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028*	1,055,000	896,750
Deluxe Corp.
8.00%, 06/01/2029*	1,694,000	1,422,960
Garda World Security Corp.
4.63%, 02/15/2027*	616,000	568,980
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
6.00%, 06/01/2029*	$ 660,000	$ 549,160
9.50%, 11/01/2027*	738,000	722,395
Metis Merger Sub LLC
6.50%, 05/15/2029*	839,000	713,057
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	850,000	765,469
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026*	1,368,000	1,341,206
PROG Holdings, Inc.
6.00%, 11/15/2029*	1,481,000	1,340,352
Sotheby's
7.38%, 10/15/2027*	1,380,000	1,222,491
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/2029*	920,000	713,000
TriNet Group, Inc.
3.50%, 03/01/2029*	1,515,000	1,321,837
Upbound Group, Inc.
6.38%, 02/15/2029*	1,500,000	1,376,265
		13,126,088
Computers — 2.0%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,765,000	1,522,719
McAfee Corp.
7.38%, 02/15/2030*	2,145,000	1,853,445
NCR Corp.
5.13%, 04/15/2029*	724,000	647,436
Seagate HDD Cayman
4.09%, 06/01/2029	1,025,000	900,746
		4,924,346
Cosmetics/Personal Care — 0.9%
Coty, Inc.
5.00%, 04/15/2026*	1,201,000	1,158,907
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,095,000	957,862
		2,116,769
Distribution/Wholesale — 0.3%
Windsor Holdings III LLC
8.50%, 06/15/2030*	720,000	723,600
Diversified Financial Services — 6.3%
AG Issuer LLC
6.25%, 03/01/2028*	1,115,000	1,075,526
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	1,525,000	1,373,360
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	969,000	965,792
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	1,605,000	1,560,581
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	1,440,000	1,332,000
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	2,076,000	1,411,680
Curo Group Holdings Corp.
7.50%, 08/01/2028*	1,182,000	268,905
Enact Holdings, Inc.
6.50%, 08/15/2025*	1,970,000	1,950,368
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	1,252,000	1,234,663

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
goeasy, Ltd.
4.38%, 05/01/2026*	$ 863,000	$ 787,889
LFS Topco LLC
5.88%, 10/15/2026*	1,193,000	1,062,202
LPL Holdings, Inc.
4.00%, 03/15/2029*	1,114,000	998,554
NFP Corp.
4.88%, 08/15/2028*	402,000	361,757
OneMain Finance Corp.
5.38%, 11/15/2029	1,380,000	1,195,560
		15,578,837
Electric — 3.5%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	1,406,000	1,272,968
Calpine Corp.
3.75%, 03/01/2031*	732,000	600,000
5.00%, 02/01/2031*	995,000	837,525
Clearway Energy Operating LLC
3.75%, 01/15/2032*	401,000	327,743
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,141,847
5.25%, 06/15/2029*	1,909,000	1,722,825
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,390,000	1,262,989
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,577,000	1,485,661
		8,651,558
Electrical Components & Equipment — 0.5%
EnerSys
4.38%, 12/15/2027*	1,461,000	1,354,632
Electronics — 1.1%
Imola Merger Corp.
4.75%, 05/15/2029*	1,510,000	1,325,827
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,300,062
		2,625,889
Engineering & Construction — 0.6%
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,498,000	1,374,558
Entertainment — 2.1%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	1,299,000	889,815
Banijay Entertainment SASU
5.38%, 03/01/2025*	976,000	954,010
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	1,415,000	1,407,296
Ontario Gaming GTA LP
8.00%, 08/01/2030*	870,000	878,700
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,070,000	963,000
		5,092,821
Environmental Control — 1.1%
Covanta Holding Corp.
4.88%, 12/01/2029*	749,000	661,452
5.00%, 09/01/2030	853,000	737,845
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Enviri Corp.
5.75%, 07/31/2027*	$1,558,000	$ 1,345,722
		2,745,019
Food — 2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	910,000	862,360
5.88%, 02/15/2028*	847,000	824,766
C&S Group Enterprises LLC
5.00%, 12/15/2028*	2,424,000	1,876,456
Performance Food Group, Inc.
5.50%, 10/15/2027*	835,000	808,528
Post Holdings, Inc.
4.50%, 09/15/2031*	985,000	838,618
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	987,000	824,145
		6,034,873
Forest Products & Paper — 0.3%
Glatfelter Corp.
4.75%, 11/15/2029*	1,210,000	836,413
Healthcare-Products — 0.8%
Medline Borrower LP
3.88%, 04/01/2029*	1,231,000	1,077,952
5.25%, 10/01/2029*	961,000	852,579
		1,930,531
Healthcare-Services — 3.5%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	2,028,000	1,804,506
DaVita, Inc.
4.63%, 06/01/2030*	1,461,000	1,246,673
HCA, Inc.
3.50%, 09/01/2030	1,506,000	1,323,772
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	1,412,000	1,217,850
Molina Healthcare, Inc.
3.88%, 11/15/2030*	1,475,000	1,261,757
Select Medical Corp.
6.25%, 08/15/2026*	1,849,000	1,833,244
		8,687,802
Home Builders — 0.5%
Mattamy Group Corp.
4.63%, 03/01/2030*	490,000	429,826
5.25%, 12/15/2027*	958,000	905,872
		1,335,698
Insurance — 1.2%
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	1,135,000	1,157,722
NMI Holdings, Inc.
7.38%, 06/01/2025*	920,000	929,038
Ryan Specialty LLC
4.38%, 02/01/2030*	1,134,000	1,003,298
		3,090,058

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet — 2.3%
Acuris Finance US, Inc. / Acuris Finance SARL
5.00%, 05/01/2028*	$ 474,000	$ 376,086
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	1,670,000	1,611,773
Gen Digital, Inc.
6.75%, 09/30/2027*	437,000	438,525
7.13%, 09/30/2030*	845,000	851,536
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,168,000	832,807
ION Trading Technologies SARL
5.75%, 05/15/2028*	1,954,000	1,699,980
		5,810,707
Iron/Steel — 1.6%
ATI, Inc.
4.88%, 10/01/2029	1,080,000	982,822
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	721,000	612,886
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,050,450
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	1,028,905
8.50%, 05/01/2030*	266,000	268,762
		3,943,825
Leisure Time — 3.0%
Carnival Corp.
5.75%, 03/01/2027*	3,251,000	3,007,209
6.00%, 05/01/2029*	1,133,000	1,018,441
10.50%, 06/01/2030*	620,000	655,857
NCL Corp, Ltd.
5.88%, 03/15/2026*	480,000	454,204
NCL Corp., Ltd.
7.75%, 02/15/2029*	508,000	486,392
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	1,657,000	1,540,144
5.50%, 04/01/2028*	319,000	300,657
		7,462,904
Lodging — 1.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,356,000	1,159,135
5.00%, 06/01/2029*	567,000	506,779
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	1,158,000	984,865
Sands China, Ltd.
3.75%, 08/08/2031(1)	212,000	177,740
5.90%, 08/08/2028(1)	212,000	206,506
Travel & Leisure Co.
6.00%, 04/01/2027	1,360,000	1,332,936
		4,367,961
Media — 7.4%
Altice Financing SA
5.00%, 01/15/2028*	2,470,000	1,916,625
Belo Corp.
7.25%, 09/15/2027	422,000	415,670
7.75%, 06/01/2027	984,000	971,413
Security Description	Shares or Principal Amount	Value

Media (continued)
Block Communications, Inc.
4.88%, 03/01/2028*	$1,490,000	$ 1,247,328
Cable One, Inc.
4.00%, 11/15/2030*	1,258,000	993,820
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	1,012,000	857,464
5.00%, 02/01/2028*	1,161,000	1,072,916
5.38%, 06/01/2029*	1,515,000	1,384,489
6.38%, 09/01/2029*	1,745,000	1,668,536
CSC Holdings LLC
4.63%, 12/01/2030*	2,285,000	1,147,882
5.75%, 01/15/2030*	1,713,000	886,781
Paramount Global
6.38%, 03/30/2062	945,000	779,105
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	2,251,000	1,958,555
Univision Communications, Inc.
6.63%, 06/01/2027*	1,805,000	1,756,204
7.38%, 06/30/2030*	424,000	412,686
UPC Broadband Finco BV
4.88%, 07/15/2031*	1,029,000	864,199
		18,333,673
Mining — 1.1%
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	1,409,000	1,317,133
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	1,395,000	1,336,382
		2,653,515
Oil & Gas — 7.1%
Antero Resources Corp.
5.38%, 03/01/2030*	780,000	727,033
Apache Corp.
4.38%, 10/15/2028	1,275,000	1,174,011
Chord Energy Corp.
6.38%, 06/01/2026*	807,000	800,873
Civitas Resources, Inc.
5.00%, 10/15/2026*	980,000	924,875
8.38%, 07/01/2028*	450,000	462,852
8.75%, 07/01/2031*	1,025,000	1,060,875
Comstock Resources, Inc.
5.88%, 01/15/2030*	734,000	649,726
6.75%, 03/01/2029*	158,000	147,377
Crescent Energy Finance LLC
7.25%, 05/01/2026*	1,366,000	1,346,220
9.25%, 02/15/2028*	326,000	331,607
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	1,257,000	1,243,939
9.88%, 07/15/2031*	611,000	630,629
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029*	640,000	592,000
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	1,308,000	1,184,512
Nabors Industries, Inc.
7.38%, 05/15/2027*	1,069,000	1,045,461
Occidental Petroleum Corp.
6.38%, 09/01/2028	1,461,000	1,500,009
Rockcliff Energy II LLC
5.50%, 10/15/2029*	483,000	442,306

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Southwestern Energy Co.
5.38%, 03/15/2030	$ 765,000	$ 715,763
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	1,670,000	1,466,309
Valaris, Ltd.
8.38%, 04/30/2030*	979,000	1,001,713
		17,448,090
Oil & Gas Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	264,843
6.88%, 04/01/2027*	934,000	910,640
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	1,371,000	1,358,665
		2,534,148
Packaging & Containers — 3.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	921,000	795,531
Ball Corp.
2.88%, 08/15/2030	532,000	438,884
5.25%, 07/01/2025	372,000	368,740
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	1,465,000	1,401,531
Crown Americas LLC
5.25%, 04/01/2030	1,220,000	1,163,965
LABL, Inc.
5.88%, 11/01/2028*	1,262,000	1,151,132
9.50%, 11/01/2028*	70,000	71,750
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	799,000	796,844
Silgan Holdings, Inc.
4.13%, 02/01/2028	1,241,000	1,127,542
		7,315,919
Pharmaceuticals — 2.0%
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	1,118,000	1,062,083
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,199,000	911,240
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	861,000	771,578
5.13%, 04/30/2031*	961,000	814,628
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	212,000	194,245
7.88%, 09/15/2029	1,042,000	1,084,705
		4,838,479
Pipelines — 8.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	1,461,000	1,404,869
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Buckeye Partners LP
4.50%, 03/01/2028*	$ 826,000	$ 746,010
DT Midstream, Inc.
4.38%, 06/15/2031*	809,000	702,326
EQM Midstream Partners LP
5.50%, 07/15/2028	207,000	199,170
7.50%, 06/01/2027 to 06/01/2030*	702,000	721,984
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	900,000	891,571
8.00%, 01/15/2027	848,000	834,565
8.88%, 04/15/2030	1,662,000	1,657,736
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	1,943,952
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	2,105,000	1,968,885
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	1,764,000	1,701,614
8.88%, 07/15/2028*	594,000	607,424
ITT Holdings LLC
6.50%, 08/01/2029*	1,957,000	1,673,717
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	1,775,000	1,758,782
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	1,025,000	1,003,601
NuStar Logistics LP
5.75%, 10/01/2025	593,000	582,623
6.38%, 10/01/2030	367,000	353,953
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	1,066,000	923,057
		19,675,839
Real Estate — 1.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,778,000	1,629,786
Kennedy-Wilson, Inc.
4.75%, 03/01/2029 to 02/01/2030	1,374,000	1,109,309
		2,739,095
REITS — 3.4%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,900,000	1,522,030
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025*	240,000	236,174
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	2,040,000	1,842,575
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	1,702,000	1,531,074
Service Properties Trust
3.95%, 01/15/2028	133,000	104,164
4.75%, 10/01/2026	1,090,000	954,011
4.95%, 10/01/2029	345,000	265,529
5.25%, 02/15/2026	327,000	298,526
5.50%, 12/15/2027	130,000	114,076

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Starwood Property Trust, Inc.
3.63%, 07/15/2026*	$ 260,000	$ 230,110
4.38%, 01/15/2027*	514,000	456,175
4.75%, 03/15/2025	900,000	868,741
		8,423,185
Retail — 5.0%
Brinker International, Inc.
5.00%, 10/01/2024*	1,277,000	1,258,215
CEC Entertainment LLC
6.75%, 05/01/2026*	1,299,000	1,249,090
Dave & Buster's, Inc.
7.63%, 11/01/2025*	785,000	793,137
eG Global Finance PLC
6.75%, 02/07/2025*	1,541,000	1,518,494
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	1,525,000	1,436,011
FirstCash, Inc.
4.63%, 09/01/2028*	1,401,000	1,250,153
LBM Acquisition LLC
6.25%, 01/15/2029*	1,762,000	1,519,285
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,190,000	1,091,503
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,528,000	1,237,870
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	1,100,000	1,046,865
		12,400,623
Semiconductors — 0.5%
Entegris Escrow Corp.
5.95%, 06/15/2030*	1,380,000	1,323,404
Software — 1.9%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	979,000	969,220
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	895,000	885,141
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	1,561,000	1,351,586
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*	1,095,000	929,733
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	1,249,000	558,666
		4,694,346
Telecommunications — 3.0%
Altice France SA
5.13%, 07/15/2029*	1,190,000	833,375
5.50%, 10/15/2029*	2,012,000	1,428,534
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	1,829,000	1,753,497
Iliad Holding SASU
7.00%, 10/15/2028*	1,720,000	1,614,807
Sable International Finance, Ltd.
5.75%, 09/07/2027*	845,000	789,577
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,583,000	928,302
		7,348,092
Security Description	Shares or Principal Amount	Value

Transportation — 0.6%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	$1,750,000	$ 1,556,345
Trucking & Leasing — 0.6%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	1,625,000	1,586,798
Total Corporate Bonds & Notes (cost $256,738,836)		236,196,476
LOANS(2)(3)(4) — 0.0%
Internet — 0.0%
Rentpath, Inc. FRS
1.61%, (3 ML+0.00%), 05/03/2028†(5)(6) (cost $2,172,385)	2,264,798	0
COMMON STOCKS — 2.8%
Oil Field Machinery & Equipment — 2.8%
Hi-Crush, Inc.(5)(7) (cost $870,429)	142	6,781,068
Total Long-Term Investment Securities (cost $259,781,650)		242,977,544
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.35%(8) (cost $816,815)	816,652	816,816
TOTAL INVESTMENTS (cost $260,598,465)(9)	98.6%	243,794,360
Other assets less liabilities	1.4	3,424,119
NET ASSETS	100.0%	$247,218,479
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $200,329,976 representing 81.0% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2023.
(2)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(3)	The SA PineBridge High-Yield Bond Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of July 31, 2023. Senior loans are generally considered to be restrictive in that the SA PineBridge High-Yield Bond Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

(5)	Securities classified as Level 3 (see Note 2).
(6)	Company has filed for bankruptcy protection.
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.
	01/29/2021	1	$24,471
	12/22/2021	141	845,958
		142	870,429	$6,781,068	$47,754.00	2.7%
(8)	The rate shown is the 7-day yield as of July 31, 2023.
(9)	See Note 3 for cost of investments on a tax basis.
3 ML—3 Month USD LIBOR
FRS—Floating Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$236,196,476	$ —	$236,196,476
Loans	—	—	0	0
Common Stocks	—	—	6,781,068	6,781,068
Short-Term Investments	816,816	—	—	816,816
Total Investments at Value	$816,816	$236,196,476	$6,781,068	$243,794,360
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Loans	Common Stocks
Balance as of January 31, 2023	$ 0	$5,497,104
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	1,283,964
Change in unrealized depreciation(1)	—	—
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of July 31, 2023	$ 0	$6,781,068
(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at July 31, 2023 includes:
Loans	Common Stocks
$—	$1,283,964
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation
(depreciation) is attributable to securities sold/no longer held at July 31, 2023.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at July 31, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Loans	$0	Income Approach	Expected Future Cash Distribution*	$0.00
Common Stocks	$6,781,068	Market Approach	EBITDA Multiple*	2.7x
			June 2023 Dividend per share	$2,740.8800
			Discount for Lack of Marketability	10.0%
			Discount for Uncertainty	20.0%
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Financial Statements

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Banks	21.4%
Oil & Gas	7.8
Insurance	7.6
Pharmaceuticals	5.4
Telecommunications	5.2
Distribution/Wholesale	5.1
Food	3.8
Miscellaneous Manufacturing	3.5
Short-Term Investments	3.1
Mining	2.9
Building Materials	2.9
Engineering & Construction	2.4
Electronics	2.3
Beverages	2.2
Water	2.0
Home Furnishings	2.0
Retail	2.0
Semiconductors	1.8
Electric	1.7
Diversified Financial Services	1.4
Transportation	1.4
Leisure Time	1.4
Airlines	1.3
Private Equity	1.2
Cosmetics/Personal Care	1.0
Auto Parts & Equipment	1.0
REITS	1.0
Aerospace/Defense	1.0
Agriculture	0.9
Commercial Services	0.9
Chemicals	0.8
Food Service	0.7
Home Builders	0.6
99.7%
Country Allocation*
Japan	22.6%
United Kingdom	22.3
France	15.4
Germany	7.1
Australia	6.8
Ireland	5.0
Netherlands	5.0
Switzerland	3.5
United States	3.1
Canada	2.8
Jersey	2.5
Singapore	1.3
Spain	1.0
Norway	0.9
Finland	0.4
99.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.6%
Australia — 6.8%
ANZ Group Holdings, Ltd.	410,662	$ 7,102,922
Mirvac Group	2,214,619	3,480,889
Qantas Airways, Ltd.†	1,029,185	4,514,212
QBE Insurance Group, Ltd.	665,931	7,054,013
Telstra Group, Ltd.	528,532	1,512,363
		23,664,399
Canada — 2.8%
Magna International, Inc.	54,530	3,507,139
Suncor Energy, Inc.	202,548	6,337,641
		9,844,780
Finland — 0.4%
Fortum Oyj	92,974	1,258,389
France — 15.4%
Alstom SA	117,141	3,583,121
AXA SA	220,406	6,778,151
BNP Paribas SA	99,814	6,586,927
Cie de Saint-Gobain	62,945	4,254,911
Sanofi	115,447	12,324,024
TotalEnergies SE	76,347	4,638,721
Veolia Environnement SA	213,838	6,959,403
Vinci SA	69,889	8,205,294
		53,330,552
Germany — 7.1%
Deutsche Telekom AG	224,025	4,887,394
DHL Group	94,294	4,843,756
LANXESS AG	80,082	2,696,097
Muenchener Rueckversicherungs-Gesellschaft AG	9,216	3,471,564
Siemens AG	51,839	8,833,395
		24,732,206
Ireland — 5.0%
AIB Group PLC	1,627,168	7,653,649
Cairn Homes PLC †	1,748,528	2,099,378
CRH PLC	97,458	5,805,664
Kerry Group PLC, Class A	7,504	745,529
Kerry Group PLC, Class A (LSE)	9,593	932,400
		17,236,620
Japan — 22.6%
Ajinomoto Co., Inc.	94,000	3,658,510
Asahi Group Holdings, Ltd.	60,500	2,379,345
Hoya Corp.	36,900	4,287,471
ITOCHU Corp.	115,600	4,672,267
KDDI Corp.	64,100	1,886,527
Minebea Mitsumi, Inc.	212,900	3,932,810
Mitsubishi Corp.	188,100	9,605,641
Mizuho Financial Group, Inc.	123,390	2,085,049
Nippon Telegraph & Telephone Corp.	6,121,800	7,009,744
ORIX Corp.	205,200	3,939,136
Pan Pacific International Holdings Corp.	141,800	2,799,819
Panasonic Holdings Corp.	239,300	2,960,447
Renesas Electronics Corp.†	313,100	6,064,366
Seven & i Holdings Co., Ltd.	54,300	2,249,252
Sompo Holdings, Inc.	59,400	2,626,685
Sony Group Corp.	42,400	3,968,341
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	201,700	$ 9,490,597
Yamaha Motor Co., Ltd.	161,800	4,731,227
		78,347,234
Jersey — 2.5%
Ferguson PLC	21,622	3,469,960
Glencore PLC	857,940	5,213,960
		8,683,920
Netherlands — 5.0%
ING Groep NV	826,086	12,061,984
Koninklijke Ahold Delhaize NV	146,708	5,062,573
		17,124,557
Norway — 0.9%
DNB Bank ASA	158,232	3,264,543
Singapore — 1.3%
DBS Group Holdings, Ltd.	173,308	4,465,149
Spain — 1.0%
CaixaBank SA	853,320	3,442,350
Switzerland — 3.5%
Partners Group Holding AG	3,527	3,955,514
UBS Group AG	366,890	8,109,403
		12,064,917
United Kingdom — 22.3%
Anglo American PLC	158,377	4,865,878
Ashtead Group PLC	42,621	3,151,673
AstraZeneca PLC	42,122	6,046,843
BAE Systems PLC	287,959	3,442,008
BP PLC	1,129,810	7,003,215
Coca-Cola Europacific Partners PLC	80,798	5,121,785
Compass Group PLC	98,919	2,573,229
HSBC Holdings PLC	1,199,379	9,947,994
Imperial Brands PLC	133,873	3,160,368
JD Sports Fashion PLC	1,993,550	4,034,630
Prudential PLC	435,981	6,056,760
Quilter PLC*	1,172,096	1,174,787
Shell PLC	302,918	9,197,817
SSE PLC	207,776	4,494,373
Unilever PLC	67,332	3,621,254
Vodafone Group PLC	3,375,129	3,223,913
		77,116,527
Total Long-Term Investment Securities (cost $281,360,984)		334,576,143
SHORT-TERM INVESTMENTS — 3.1%
U.S. Government — 0.1%
United States Treasury Bills
4.90%, 11/09/2023	$ 200,000	197,068
4.91%, 11/09/2023	100,000	98,534
5.25%, 10/26/2023	100,000	98,743
		394,345

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency — 3.0%
Federal Home Loan Bank 5.20%, 08/01/2023	$10,259,000	$ 10,259,000
Total Short-Term Investments (cost $10,653,663)		10,653,345
TOTAL INVESTMENTS (cost $292,014,647)(1)	99.7%	345,229,488
Other assets less liabilities	0.3	940,728
NET ASSETS	100.0%	$346,170,216
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam International Growth and Income Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $1,174,787 representing 0.3% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
LSE—London Stock Exchange
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	1,777,100	USD	1,214,222	10/18/2023	$ 17,445	$ —
	CAD	849,300	USD	640,703	10/18/2023	—	(4,028)
	EUR	6,639,200	USD	7,253,533	09/20/2023	—	(63,657)
	JPY	146,292,200	USD	1,069,545	08/16/2023	39,017	—
	USD	2,065,965	AUD	3,104,100	10/18/2023	24,474	—
	USD	2,286,957	CHF	2,045,500	09/20/2023	70,770	—
	USD	2,609,452	EUR	2,358,200	09/20/2023	—	(10,435)
	USD	2,268,743	JPY	322,021,400	08/16/2023	—	(324)
						151,706	(78,444)
Barclays Bank PLC	GBP	2,113,100	USD	2,617,560	09/20/2023	—	(94,850)
	USD	617,836	ILS	2,274,700	10/18/2023	2,731	—
	USD	515,761	SEK	5,471,100	09/20/2023	5,217	—
						7,948	(94,850)
Citibank, N.A.	AUD	4,960,400	USD	3,341,468	10/18/2023	915	—
	CAD	1,700,700	USD	1,283,076	10/18/2023	—	(7,980)
	USD	1,431,491	AUD	2,150,600	10/18/2023	16,818	—
	USD	1,425,585	CHF	1,275,100	09/20/2023	44,148	—
	USD	2,096,034	DKK	14,441,700	09/20/2023	41,041	—
						102,922	(7,980)
Goldman Sachs International	GBP	3,353,500	USD	4,154,601	09/20/2023	—	(150,008)
	JPY	83,486,800	USD	616,905	08/16/2023	28,798	—
	USD	558,521	AUD	839,200	10/18/2023	6,633	—
	USD	703,432	ILS	2,590,600	10/18/2023	3,317	—
	USD	635,420	NOK	6,921,500	09/20/2023	48,572	—
						87,320	(150,008)
HSBC Bank PLC	CHF	938,800	USD	1,065,451	09/20/2023	—	(16,648)
	EUR	4,142,700	USD	4,665,546	09/20/2023	99,796	—
	GBP	1,490,300	USD	1,869,660	09/20/2023	—	(43,314)
	USD	976,899	AUD	1,468,100	10/18/2023	11,785	—
	USD	1,163,981	CHF	1,041,100	09/20/2023	36,033	—
	USD	3,590,452	EUR	3,286,700	09/20/2023	31,883	—
						179,497	(59,962)

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	677,552	10/18/2023	$ —	$ (3,466)
	GBP	1,414,700	USD	1,757,282	09/20/2023	—	(58,651)
	JPY	253,108,200	USD	1,833,433	08/16/2023	50,460	—
	USD	5,663,195	GBP	4,525,500	09/20/2023	145,813	—
	USD	2,743,365	JPY	385,189,100	08/16/2023	—	(29,973)
	USD	542,610	NZD	890,000	10/18/2023	10,205	—
	USD	1,123,498	SGD	1,495,900	08/16/2023	2,194	—
						208,672	(92,090)
Morgan Stanley & Co. International PLC	CAD	130,500	USD	98,451	10/18/2023	—	(616)
	EUR	2,266,800	USD	2,508,660	09/20/2023	10,375	—
	GBP	1,288,600	USD	1,595,712	09/20/2023	—	(58,357)
	JPY	194,872,100	USD	1,439,738	08/16/2023	66,998	—
	USD	1,297,067	GBP	1,008,200	09/20/2023	—	(2,924)
	USD	5,653,860	JPY	782,317,700	08/16/2023	—	(142,970)
						77,373	(204,867)
Natwest Markets PLC	JPY	118,369,100	USD	874,673	08/16/2023	40,844	—
	USD	6,016,317	CHF	5,381,000	09/20/2023	186,043	—
	USD	5,407,818	SEK	57,359,100	09/20/2023	54,128	—
						281,015	—
State Street Bank & Trust Company	CAD	2,689,400	USD	2,029,125	10/18/2023	—	(12,486)
	GBP	7,824,800	USD	9,691,328	09/20/2023	—	(352,717)
	JPY	394,289,800	USD	2,830,564	08/16/2023	53,064	—
	SEK	10,196,900	USD	955,197	09/20/2023	—	(15,790)
	USD	271,168	AUD	407,500	10/18/2023	3,261	—
	USD	1,873,910	CHF	1,669,100	09/20/2023	49,962	—
	USD	291,636	EUR	269,000	09/20/2023	4,834	—
	USD	2,323,482	GBP	1,822,700	09/20/2023	16,166	—
	USD	3,752,694	HKD	29,323,900	08/16/2023	7,563	—
	USD	959,254	ILS	3,531,300	10/18/2023	4,129	—
	USD	2,645,054	SEK	28,059,900	09/20/2023	26,913	—
						165,892	(380,993)
Toronto Dominion Bank	CAD	926,400	USD	698,942	10/18/2023	—	(4,318)
	USD	634,917	AUD	954,000	10/18/2023	7,549	—
	USD	3,715,280	HKD	29,050,700	08/16/2023	9,944	—
	USD	1,370,039	SEK	14,531,000	09/20/2023	13,657	—
						31,150	(4,318)
UBS AG	CAD	3,033,700	USD	2,288,828	10/18/2023	—	(14,152)
	USD	53,890	EUR	49,700	09/20/2023	886	—
	USD	449,674	HKD	3,516,000	08/16/2023	1,189	—
						2,075	(14,152)
Westpac Banking Corp.	CAD	1,632,300	USD	1,230,810	10/18/2023	—	(8,322)
	JPY	37,319,400	USD	275,736	08/16/2023	12,846	—
	USD	907,356	EUR	836,800	09/20/2023	14,898	—
						27,744	(8,322)
Unrealized Appreciation (Depreciation)						$1,323,314	$ (1,095,986)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$334,576,143	$ —	$—	$334,576,143
Short-Term Investments	—	10,653,345	—	10,653,345
Total Investments at Value	$334,576,143	$10,653,345	$—	$345,229,488
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 1,323,314	$—	$ 1,323,314
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 1,095,986	$—	$ 1,095,986
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Short-Term Investments	18.7%
Banks	14.1
Oil & Gas	4.7
U.S. Government & Agency Obligations	4.4
REITS	4.2
Pharmaceuticals	3.9
Semiconductors	3.8
Software	3.6
Internet	3.2
Telecommunications	3.0
Diversified Financial Services	2.8
Retail	2.2
Unaffiliated Investment Companies	2.0
Computers	2.0
Pipelines	1.9
Electric	1.9
Insurance	1.8
Beverages	1.7
Commercial Services	1.4
Food	1.3
Mining	1.2
Healthcare-Products	1.2
Healthcare-Services	1.1
Media	1.1
Machinery-Diversified	0.9
Auto Manufacturers	0.9
Entertainment	0.7
Miscellaneous Manufacturing	0.7
Electrical Components & Equipment	0.7
Auto Parts & Equipment	0.6
Building Materials	0.6
Cosmetics/Personal Care	0.6
Chemicals	0.6
Apparel	0.5
Lodging	0.5
Energy-Alternate Sources	0.5
Distribution/Wholesale	0.4
Transportation	0.3
Household Products/Wares	0.3
Biotechnology	0.3
Electronics	0.2
Hand/Machine Tools	0.2
Environmental Control	0.2
Aerospace/Defense	0.1
Packaging & Containers	0.1
Iron/Steel	0.1
Machinery-Construction & Mining	0.1
Home Builders	0.1
Oil & Gas Services	0.1
Purchased Options	0.1
97.6%
Country Allocation*
United States	73.3%
United Kingdom	3.5
Switzerland	3.0
Japan	2.2
Ireland	2.1
Canada	1.9
France	1.9
Germany	1.7
Italy	1.2
Netherlands	0.9
Denmark	0.6

Spain	0.6%
Cayman Islands	0.5
Singapore	0.5
British Virgin Islands	0.5
Taiwan	0.4
Australia	0.4
South Korea	0.4
Sweden	0.4
Hong Kong	0.3
India	0.3
Austria	0.2
Free of Tax	0.2
Brazil	0.2
Bermuda	0.2
Curacao	0.1
Purchased Options	0.1
97.6%
Credit Quality#†
Aaa	11.3%
Aa	2.1
A	27.3
Baa	53.2
Ba	2.4
Not Rated@	3.7
100.0%

*	Calculated as a percentage of net assets
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody's

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 36.0%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	$ 419,000	$ 342,984
Bermuda — 0.1%
Aircastle, Ltd.
6.50%, 07/18/2028*	347,000	347,517
British Virgin Islands — 0.5%
TSMC Global, Ltd.
1.25%, 04/23/2026*	2,396,000	2,156,796
Canada — 1.4%
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	904,000	777,322
CCL Industries, Inc.
3.05%, 06/01/2030*	765,000	651,119
Cenovus Energy, Inc.
2.65%, 01/15/2032	143,000	115,718
Magna International, Inc.
5.50%, 03/21/2033	1,693,000	1,731,546
Rogers Communications, Inc.
4.55%, 03/15/2052	4,548,000	3,601,850
		6,877,555
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025*	303,000	284,774
France — 0.2%
Societe Generale SA
2.80%, 01/19/2028*	1,165,000	1,041,616
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	807,658
Germany — 0.5%
Deutsche Bank AG
2.31%, 11/16/2027	1,050,000	922,416
6.72%, 01/18/2029	349,000	355,375
7.08%, 02/10/2034	303,000	291,864
7.15%, 07/13/2027	1,008,000	1,028,027
		2,597,682
Ireland — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	3,503,000	3,164,725
3.30%, 01/30/2032	2,318,000	1,901,952
Bank of Ireland Group PLC
2.03%, 09/30/2027*	2,190,000	1,917,249
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	864,000	870,897
		7,854,823
Italy — 0.8%
UniCredit SpA
3.13%, 06/03/2032*	4,615,000	3,701,329
Jersey — 0.0%
Aptiv PLC /Aptiv Corp.
3.25%, 03/01/2032	248,000	212,301
Netherlands — 0.2%
JDE Peet's NV
1.38%, 01/15/2027*	1,213,000	1,057,254
Security Description	Shares or Principal Amount	Value

Singapore — 0.4%
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	$ 1,745,000	$ 1,715,543
Spain — 0.2%
Banco Santander SA
2.75%, 12/03/2030	1,000,000	786,280
Switzerland — 1.5%
UBS Group AG
1.49%, 08/10/2027*	3,955,000	3,467,252
3.09%, 05/14/2032*	4,619,000	3,815,495
		7,282,747
United Kingdom — 0.8%
Anglo American Capital PLC
2.63%, 09/10/2030*	2,653,000	2,195,870
2.88%, 03/17/2031*	1,169,000	965,152
Barclays PLC
5.50%, 08/09/2028	864,000	850,071
		4,011,093
United States — 27.4%
AES Corp.
2.45%, 01/15/2031	1,179,000	961,161
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	2,094,000	1,674,961
4.75%, 04/15/2035	390,000	363,831
American Tower Corp.
2.10%, 06/15/2030	2,096,000	1,692,994
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,940,000	2,621,065
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	926,993
4.85%, 03/01/2039	990,000	894,168
Bank of America Corp.
1.90%, 07/23/2031	2,482,000	1,976,077
2.88%, 10/22/2030	2,582,000	2,234,919
4.38%, 01/27/2027(1)	2,251,000	1,972,996
5.29%, 04/25/2034	1,683,000	1,670,157
Bank of New York Mellon Corp.
4.97%, 04/26/2034	1,757,000	1,710,699
Barrick North America Finance LLC
5.75%, 05/01/2043	1,058,000	1,085,393
Boeing Co.
3.95%, 08/01/2059	863,000	636,206
Boston Properties LP
3.25%, 01/30/2031	2,234,000	1,841,414
3.40%, 06/21/2029	750,000	645,282
BP Capital Markets America, Inc.
4.81%, 02/13/2033	871,000	856,558
Capital One Financial Corp.
5.47%, 02/01/2029	354,000	344,504
Carrier Global Corp.
2.70%, 02/15/2031	1,025,000	866,683
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	2,944,000	1,868,406
3.90%, 06/01/2052	699,000	457,536
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	638,739

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Cigna Corp.
2.38%, 03/15/2031	$ 2,535,000	$ 2,108,053
Citigroup, Inc.
2.57%, 06/03/2031	2,075,000	1,731,668
3.79%, 03/17/2033	967,000	854,504
Comcast Corp.
2.89%, 11/01/2051	1,328,000	883,401
ConocoPhillips Co.
5.30%, 05/15/2053	401,000	405,170
Continental Resources, Inc.
2.88%, 04/01/2032*	981,000	761,491
4.38%, 01/15/2028	812,000	768,815
Crown Castle, Inc.
2.25%, 01/15/2031	2,110,000	1,715,700
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	1,490,000	1,474,114
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	983,856
Digital Realty Trust LP
3.60%, 07/01/2029	3,230,000	2,918,794
Discover Financial Services
6.70%, 11/29/2032	824,000	845,402
Discovery Communications LLC
3.95%, 03/20/2028	561,000	523,549
Dollar General Corp.
5.45%, 07/05/2033	873,000	867,342
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	227,746
Energy Transfer LP
4.40%, 03/15/2027	712,000	686,638
5.25%, 04/15/2029	750,000	743,185
EQT Corp.
3.90%, 10/01/2027	1,972,000	1,848,666
5.70%, 04/01/2028	338,000	338,037
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	937,260
3.90%, 04/15/2032	508,000	457,040
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	1,632,000	1,382,416
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	895,330
Estee Lauder Cos., Inc.
4.65%, 05/15/2033	488,000	480,438
Fifth Third Bancorp
6.34%, 07/27/2029	202,000	205,675
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,141,000	1,163,365
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	404,629
HCA, Inc.
4.63%, 03/15/2052*	1,277,000	1,048,546
Hess Corp.
4.30%, 04/01/2027	2,965,000	2,861,628
High Street Funding Trust II
4.68%, 02/15/2048*	395,000	316,444
Highwoods Realty LP
4.20%, 04/15/2029	439,000	374,987
JPMorgan Chase & Co.
1.95%, 02/04/2032	1,327,000	1,056,477
3.65%, 06/01/2026(1)	1,480,000	1,328,892
Security Description	Shares or Principal Amount	Value

United States (continued)
3.70%, 05/06/2030	$ 1,000,000	$ 919,600
Las Vegas Sands Corp.
3.20%, 08/08/2024	1,509,000	1,464,783
M&T Bank Corp.
5.13%, 11/01/2026(1)	617,000	518,527
Marathon Oil Corp.
6.60%, 10/01/2037	1,785,000	1,839,617
Marathon Petroleum Corp.
4.50%, 04/01/2048	864,000	683,591
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	1,743,000	1,729,757
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	778,063
Morgan Stanley
1.93%, 04/28/2032	4,407,000	3,447,157
5.25%, 04/21/2034	1,006,000	993,062
Motorola Solutions, Inc.
2.75%, 05/24/2031	2,313,000	1,894,231
MPLX LP
4.50%, 04/15/2038	750,000	646,443
4.95%, 03/14/2052	1,037,000	880,820
5.00%, 03/01/2033	515,000	494,876
NRG Energy, Inc.
2.45%, 12/02/2027*	2,326,000	1,974,219
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	2,008,442
ONEOK, Inc.
4.35%, 03/15/2029	250,000	233,469
Oracle Corp.
4.65%, 05/06/2030	1,349,000	1,305,695
Pacific Gas & Electric Co.
3.30%, 08/01/2040	419,000	287,953
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	490,859
2.82%, 07/15/2046	853,000	604,868
Phillips 66 Co.
3.75%, 03/01/2028	1,789,000	1,678,948
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	516,924
9.25%, 07/20/2028	714,000	733,141
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	501,000	442,695
3.80%, 09/15/2030	417,000	373,498
4.70%, 06/15/2044	2,553,000	2,021,105
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	635,000	612,638
5.58%, 06/12/2029	737,000	738,501
6.20%, 09/15/2027(1)	483,000	464,888
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	587,545
QUALCOMM, Inc.
5.40%, 05/20/2033	1,580,000	1,655,797
Quanta Services, Inc.
2.90%, 10/01/2030	885,000	751,738
3.05%, 10/01/2041	259,000	178,686
Realty Income Corp.
4.90%, 07/15/2033	886,000	856,186
Republic Services, Inc.
1.45%, 02/15/2031	686,000	536,394
Ross Stores, Inc.
1.88%, 04/15/2031	2,408,000	1,908,248

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	$ 1,462,000	$ 1,390,626
Sempra Energy
3.80%, 02/01/2038	887,000	736,397
Southern California Edison Co.
4.20%, 03/01/2029	1,000,000	954,196
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	813,000	622,013
Targa Resources Corp.
4.20%, 02/01/2033	1,034,000	923,514
T-Mobile USA, Inc.
3.88%, 04/15/2030	3,816,000	3,505,913
Tractor Supply Co.
1.75%, 11/01/2030	2,428,000	1,919,362
5.25%, 05/15/2033	135,000	133,471
Truist Financial Corp.
4.80%, 09/01/2024(1)	3,592,000	3,196,880
5.87%, 06/08/2034	873,000	880,777
UnitedHealth Group, Inc.
5.88%, 02/15/2053	1,107,000	1,218,434
US Bancorp
4.84%, 02/01/2034	460,000	432,023
5.84%, 06/12/2034	1,034,000	1,048,451
Verizon Communications, Inc.
3.55%, 03/22/2051	1,801,000	1,304,360
VMware, Inc.
1.80%, 08/15/2028	2,071,000	1,741,836
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	792,000	658,438
5.14%, 03/15/2052	3,547,000	2,883,117
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	1,879,326
3.35%, 03/02/2033	1,269,000	1,086,410
3.90%, 03/15/2026(1)	2,066,000	1,857,747
4.90%, 07/25/2033	1,658,000	1,589,231
5.39%, 04/24/2034	478,000	474,241
Westlake Corp.
3.38%, 06/15/2030	385,000	334,583
Xylem, Inc.
2.25%, 01/30/2031	680,000	564,916
		130,129,226
Total Corporate Bonds & Notes (cost $192,596,495)		171,207,178
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.4%
United States — 4.4%
United States Treasury Notes
1.63%, 10/15/2027 (cost $21,311,694)	20,943,053	20,696,400
COMMON STOCKS — 36.4%
Australia — 0.3%
Allkem, Ltd.†	5,343	53,187
ANZ Group Holdings, Ltd.	2,084	36,046
Aristocrat Leisure, Ltd.	1,166	30,803
BHP Group, Ltd. (ASE)	9,735	300,859
Commonwealth Bank of Australia	858	60,923
CSL, Ltd.	255	45,993
Endeavour Group, Ltd.	4,595	18,766
Fortescue Metals Group, Ltd.	5,716	83,239
IGO, Ltd.	3,466	32,128
Iluka Resources, Ltd.	3,957	27,164
Security Description	Shares or Principal Amount	Value

Australia (continued)
Macquarie Group, Ltd.	320	$ 37,617
Mineral Resources, Ltd.	818	39,247
National Australia Bank, Ltd.	2,201	42,017
Pilbara Minerals, Ltd.	20,146	65,495
Qantas Airways, Ltd.†	13,570	59,521
Rio Tinto, Ltd.	1,535	120,706
South32, Ltd.	16,812	43,815
Wesfarmers, Ltd.	1,190	39,686
Westpac Banking Corp.	2,178	32,683
WiseTech Global, Ltd.	735	42,355
Woodside Energy Group, Ltd.	4,622	117,944
Woolworths Group, Ltd.	1,490	38,652
		1,368,846
Austria — 0.2%
Erste Group Bank AG	26,196	990,231
OMV AG	796	35,883
		1,026,114
Belgium — 0.0%
Anheuser-Busch InBev SA NV	556	31,819
KBC Group NV	1,838	138,228
Solvay SA, Class A	328	39,346
		209,393
Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,507	117,079
Assured Guaranty, Ltd.	612	36,586
AutoStore Holdings, Ltd.*†	25,462	63,535
Essent Group, Ltd.	1,220	60,512
Everest Group, Ltd.	369	133,028
		410,740
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	249,447	785,992
Canada — 0.5%
Agnico Eagle Mines, Ltd.	328	17,195
ARC Resources, Ltd.	3,861	58,326
Bank of Montreal	936	86,981
Bank of Nova Scotia	706	35,550
Barrick Gold Corp.	1,217	21,024
Brookfield Asset Management, Ltd., Class A	236	7,961
Brookfield Corp.	944	32,952
BRP, Inc.	382	35,142
Canadian National Railway Co.	2,013	244,006
Canadian Natural Resources, Ltd.	2,934	178,423
Canadian Pacific Kansas City, Ltd.	1,580	130,004
Constellation Software, Inc.	52	109,862
Dollarama, Inc.	1,706	112,375
Enbridge, Inc.	1,290	47,427
Fairfax Financial Holdings, Ltd.	86	68,612
Franco-Nevada Corp.	163	23,785
Keyera Corp.	1,039	26,009
Loblaw Cos., Ltd.	492	43,654
Manulife Financial Corp.	8,393	167,777
National Bank of Canada	1,114	87,251
Nuvei Corp.*†	306	10,436
Parex Resources, Inc.	1,257	27,844
Royal Bank of Canada	1,887	187,076
Shopify, Inc., Class A†	459	31,007
Sun Life Financial, Inc.	1,858	97,786
Suncor Energy, Inc.	2,480	77,598

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
TC Energy Corp.	750	$ 26,880
TFI International, Inc.	122	15,659
Toromont Industries, Ltd.	1,143	97,385
Toronto-Dominion Bank	3,759	247,892
		2,353,879
Cayman Islands — 0.4%
Alibaba Group Holding, Ltd.†	56,800	710,100
CK Asset Holdings, Ltd.	4,500	25,965
PDD Holdings, Inc. ADR†	720	64,670
Tencent Holdings, Ltd.	25,600	1,163,323
Vipshop Holdings, Ltd. ADR†	1,785	33,612
		1,997,670
Curacao — 0.1%
Schlumberger NV	6,970	406,630
Denmark — 0.6%
Chr. Hansen Holding A/S	159	12,011
Danske Bank A/S	1,825	43,313
DSV A/S	250	50,056
Novo Nordisk A/S, Class B	12,397	1,997,817
Orsted A/S*	198	17,272
Vestas Wind Systems A/S†	33,732	904,046
		3,024,515
Finland — 0.0%
Kesko Oyj, Class B	844	16,885
Neste Oyj	304	11,184
Nokia Oyj	4,479	17,620
Nordea Bank Abp	2,480	28,055
Outokumpu Oyj	5,133	26,571
UPM-Kymmene Oyj	885	29,289
		129,604
France — 1.7%
Air Liquide SA	735	132,017
AXA SA	1,879	57,785
BNP Paribas SA	2,804	185,042
Bureau Veritas SA	1,426	39,166
Carrefour SA	40,165	803,297
Cie de Saint-Gobain	1,041	70,369
Danone SA	546	33,336
Edenred	2,937	190,783
Engie SA	5,353	87,766
EssilorLuxottica SA	5,223	1,050,568
Hermes International	87	192,891
Kering SA	43	24,755
Legrand SA	7,045	705,814
L'Oreal SA	578	268,948
LVMH Moet Hennessy Louis Vuitton SE	574	535,247
Pernod Ricard SA	184	40,583
Rexel SA	1,229	29,620
Safran SA	271	44,981
Sanofi	14,925	1,593,251
Schneider Electric SE	7,835	1,395,907
Societe Generale SA	3,126	84,946
TotalEnergies SE	5,278	320,683
Verallia SA*	270	11,970
Vinci SA	483	56,706
		7,956,431
Security Description	Shares or Principal Amount	Value

Germany — 1.2%
adidas AG	86	$ 17,399
Allianz SE	261	62,387
BASF SE	709	38,018
Bayer AG	447	26,117
Brenntag SE	897	69,511
Daimler Truck Holding AG	666	25,007
Delivery Hero SE*†	210	9,528
Deutsche Bank AG	1,112	12,324
Deutsche Boerse AG	843	161,555
Deutsche Telekom AG	2,224	48,519
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	7,950	972,002
E.ON SE	1,726	21,834
HelloFresh SE†	266	7,578
Henkel AG & Co. KGaA (Preference Shares)	381	29,399
Infineon Technologies AG	27,717	1,218,994
Mercedes-Benz Group AG	519	41,451
Muenchener Rueckversicherungs-Gesellschaft AG	95	35,785
RWE AG	752	32,354
SAP SE	10,871	1,486,912
Sartorius AG (Preference Shares)	44	18,156
Siemens AG	8,026	1,367,635
Siemens Energy AG†	498	8,427
Volkswagen AG (Preference Shares)	242	32,079
Vonovia SE	308	7,193
		5,750,164
Guernsey — 0.0%
Amdocs, Ltd.	883	82,684
Hong Kong — 0.3%
AIA Group, Ltd.	137,000	1,359,653
Galaxy Entertainment Group, Ltd.†	3,000	21,772
Hong Kong & China Gas Co., Ltd.	16,735	14,313
Hong Kong Exchanges & Clearing, Ltd.	900	37,598
Techtronic Industries Co., Ltd.	1,000	11,290
		1,444,626
India — 0.3%
HDFC Bank, Ltd. ADR	17,094	1,167,178
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT	98,000	57,676
Telkom Indonesia Persero Tbk PT	106,600	26,296
		83,972
Ireland — 0.5%
Accenture PLC, Class A	2,212	699,766
Allegion PLC	796	93,021
Aon PLC, Class A	628	200,018
CRH PLC	842	50,159
Eaton Corp. PLC	344	70,630
Horizon Therapeutics PLC†	242	24,265
James Hardie Industries PLC CDI†	1,031	30,111
Johnson Controls International PLC	3,608	250,936
Linde PLC	744	290,658
Medtronic PLC	1,705	149,631
Ryanair Holdings PLC ADR†	266	27,273
Smurfit Kappa Group PLC	680	26,908

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Trane Technologies PLC	1,779	$ 354,804
Willis Towers Watson PLC	227	47,972
		2,316,152
Israel — 0.0%
Check Point Software Technologies, Ltd.†	122	16,130
Inmode, Ltd.†	1,049	45,012
NICE, Ltd. ADR†	74	16,121
Plus500, Ltd.	911	17,607
		94,870
Italy — 0.4%
Azimut Holding SpA	1,339	31,624
Enel SpA	4,921	33,936
Eni SpA	8,332	127,192
FinecoBank Banca Fineco SpA	58,566	908,912
Intesa Sanpaolo SpA	14,923	43,136
Italgas SpA	6,101	35,955
Moncler SpA	3,040	219,668
Recordati Industria Chimica e Farmaceutica SpA	1,344	69,379
Telecom Italia SpA†	37,774	10,894
Terna - Rete Elettrica Nazionale SpA	8,463	71,537
UniCredit SpA	5,292	133,827
		1,686,060
Japan — 2.2%
AGC, Inc.	900	32,491
Aisin Corp.	1,000	32,439
Astellas Pharma, Inc.	11,500	168,177
BayCurrent Consulting, Inc.	2,500	80,624
Bridgestone Corp.	25,500	1,056,279
Chugai Pharmaceutical Co., Ltd.	600	17,844
Daiichi Sankyo Co., Ltd.	800	24,445
Daikin Industries, Ltd.	300	60,500
Daiwa House REIT Investment Corp.	18	35,427
Eisai Co., Ltd.	100	6,309
FANUC Corp.	1,000	30,563
Fast Retailing Co., Ltd.	100	24,996
Fujitsu, Ltd.	100	12,923
Goldwin, Inc.	300	24,609
Hitachi, Ltd.	700	45,750
Honda Motor Co., Ltd.	5,000	158,612
Hoya Corp.	300	34,858
Inpex Corp.	13,500	173,892
Isuzu Motors, Ltd.	4,300	55,675
ITOCHU Corp.	3,400	137,420
JTEKT Corp.	2,000	18,817
Kajima Corp.	1,400	22,102
Kao Corp.	700	26,580
KDDI Corp.	36,400	1,071,288
Keyence Corp.	2,300	1,030,809
Kirin Holdings Co., Ltd.	4,700	69,460
Kobe Steel, Ltd.	4,100	44,728
Koei Tecmo Holdings Co., Ltd.	2,800	47,866
Komatsu, Ltd.	1,600	44,582
Kuraray Co., Ltd.	1,800	18,087
Lasertec Corp.	600	90,570
Marubeni Corp.	4,900	86,572
Mazda Motor Corp.	6,500	64,216
Mitsubishi Corp.	900	45,960
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsubishi Gas Chemical Co., Inc.	1,900	$ 28,427
Mitsubishi UFJ Financial Group, Inc.	128,800	1,037,534
Mitsui & Co., Ltd.	2,500	97,371
Mitsui Fudosan Co., Ltd.	1,200	24,617
Mitsui Mining & Smelting Co., Ltd.	500	11,802
Mitsui OSK Lines, Ltd.	200	5,166
Mizuho Financial Group, Inc.	9,000	152,082
Murata Manufacturing Co., Ltd.	400	23,407
NIDEC Corp.	400	23,767
Nintendo Co., Ltd.	1,000	45,338
Nippon Building Fund, Inc.	8	33,515
Nippon Prologis REIT, Inc.	16	32,694
Nippon Steel Corp.	1,400	31,943
Nippon Telegraph & Telephone Corp.	79,800	91,375
Nippon Yusen KK	1,500	36,355
Niterra Co., Ltd.	1,700	35,873
Nitto Denko Corp.	700	49,696
Nomura Holdings, Inc.	5,200	21,437
Obayashi Corp.	3,900	36,035
OBIC Co., Ltd.	300	49,070
Odakyu Electric Railway Co., Ltd.	1,200	17,519
Olympus Corp.	1,000	16,283
Oracle Corp. Japan	400	28,049
Oriental Land Co., Ltd.	1,000	38,309
Recruit Holdings Co., Ltd.	22,700	787,116
Rohto Pharmaceutical Co., Ltd.	1,300	27,688
Sanrio Co, Ltd.	700	32,568
Sekisui Chemical Co., Ltd.	2,700	40,975
Seven & i Holdings Co., Ltd.	600	24,854
Shimano, Inc.	200	30,296
Shin-Etsu Chemical Co., Ltd.	5,100	167,736
Shiseido Co., Ltd.	300	13,137
Shoei Co., Ltd.	800	14,519
SMC Corp.	1,400	729,695
SoftBank Group Corp.	700	35,634
Sony Group Corp.	700	65,515
Sumitomo Corp.	6,200	132,790
Sumitomo Electric Industries, Ltd.	3,100	39,658
Sumitomo Forestry Co., Ltd.	1,200	28,924
Sumitomo Heavy Industries, Ltd.	1,200	29,463
Sumitomo Metal Mining Co., Ltd.	1,700	58,720
Sumitomo Mitsui Financial Group, Inc.	3,400	159,980
Suzuki Motor Corp.	300	12,014
Sysmex Corp.	200	13,531
Taisei Corp.	1,000	37,859
Takeda Pharmaceutical Co., Ltd.	1,100	33,565
TechnoPro Holdings, Inc.	1,300	33,563
Terumo Corp.	22,000	719,235
Tokyo Electron, Ltd.	900	134,401
Toyota Motor Corp.	10,300	172,747
Toyota Tsusho Corp.	1,300	75,799
USS Co., Ltd.	1,900	32,894
Yamaha Motor Co., Ltd.	1,900	55,558
Yokogawa Electric Corp.	1,000	18,743
ZOZO, Inc.	1,500	29,227
		10,651,538
Jersey — 0.0%
Aptiv PLC†	220	24,088
Experian PLC	498	19,231

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Jersey (continued)
Ferguson PLC	204	$ 32,738
Glencore PLC	6,685	40,627
		116,684
Luxembourg — 0.0%
Tenaris SA	1,348	22,425
Mexico — 0.0%
Arca Continental SAB de CV	5,500	55,184
Fomento Economico Mexicano SAB de CV ADR	524	59,343
Grupo Aeroportuario del Pacifico SAB de CV ADR	155	29,506
Kimberly-Clark de Mexico SAB de CV, Class A	25,300	59,665
		203,698
Netherlands — 0.7%
Adyen NV*†	40	74,317
Airbus SE	341	50,233
AMG Advanced Metallurgical Group NV	548	22,402
Argenx SE†	51	25,626
ASML Holding NV	2,777	1,991,371
ASR Nederland NV	1,284	58,292
BE Semiconductor Industries NV	268	32,015
Ferrari NV	468	149,945
ING Groep NV	10,013	146,204
Just Eat Takeaway.com NV *†	586	10,525
Koninklijke Ahold Delhaize NV	883	30,470
Koninklijke KPN NV	35,789	129,540
Koninklijke Philips NV†	879	18,274
NXP Semiconductors NV	596	132,896
Prosus NV	487	38,569
Stellantis NV	4,373	89,643
Wolters Kluwer NV	743	93,293
		3,093,615
New Zealand — 0.0%
Spark New Zealand, Ltd.	12,332	39,676
Norway — 0.0%
Equinor ASA	4,848	147,520
Yara International ASA	761	31,116
		178,636
Singapore — 0.1%
DBS Group Holdings, Ltd.	6,800	175,197
Oversea-Chinese Banking Corp., Ltd.	16,100	161,030
United Overseas Bank, Ltd.	6,900	156,187
Venture Corp., Ltd.	1,800	20,278
		512,692
South Korea — 0.4%
JYP Entertainment Corp.	294	31,461
Kia Corp.	428	27,769
Samsung Electronics Co., Ltd.	29,773	1,630,373
		1,689,603
Spain — 0.4%
Acerinox SA	2,393	25,185
Amadeus IT Group SA	378	27,106
Banco Bilbao Vizcaya Argentaria SA	13,706	108,653
Banco Santander SA	11,353	45,980
Security Description	Shares or Principal Amount	Value

Spain (continued)
Cellnex Telecom SA*	428	$ 17,478
Iberdrola SA	94,658	1,181,789
Industria de Diseno Textil SA	5,736	219,537
Repsol SA	5,421	82,849
		1,708,577
Sweden — 0.4%
Assa Abloy AB, Class B	1,081	25,982
Atlas Copco AB, Class A	10,596	150,690
Boliden AB	1,232	36,294
Epiroc AB, Class A	1,469	29,320
Essity AB, Class B	922	22,852
Evolution AB*	1,057	130,338
H & M Hennes & Mauritz AB, Class B	1,000	16,796
Lifco AB, Class B	1,100	22,185
Nibe Industrier AB, Class B	31,840	286,567
Sagax AB, Class B	661	14,688
Skandinaviska Enskilda Banken AB, Class A	9,239	111,950
Svenska Handelsbanken AB, Class A	86,225	756,877
Telefonaktiebolaget LM Ericsson, Class B	1,849	9,290
Volvo AB, Class B	1,552	34,213
		1,648,042
Switzerland — 1.5%
ABB, Ltd.	1,656	66,198
Bachem Holding AG	170	15,664
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	87	1,063,494
Chubb, Ltd.	1,086	221,989
Cie Financiere Richemont SA	326	52,449
Geberit AG	92	52,053
Givaudan SA	11	37,072
Lonza Group AG	1,719	995,859
Nestle SA	17,393	2,131,717
Novartis AG	4,815	502,841
Roche Holding AG	5,401	1,675,948
Sika AG	128	39,734
Swissquote Group Holding Reg	133	30,106
UBS Group AG	11,721	259,070
Zurich Insurance Group AG	416	200,737
		7,344,931
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,676	1,950,875
United Kingdom — 2.7%
Anglo American PLC	924	28,388
Ashtead Group PLC	543	40,153
AstraZeneca PLC	11,103	1,593,896
BAE Systems PLC	2,129	25,448
Barclays PLC	59,648	118,621
Beazley PLC	4,191	29,501
BP PLC	35,896	222,504
British American Tobacco PLC	1,060	35,580
Bunzl PLC	22,313	826,990
Burberry Group PLC	30,616	873,439
Centrica PLC	42,855	75,925
Compass Group PLC	944	24,557
Diageo PLC	32,034	1,396,740
Drax Group PLC	3,855	29,921

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
GSK PLC	61,508	$ 1,092,951
Haleon PLC	4,419	19,072
HSBC Holdings PLC (OTC US)	42,872	355,593
HSBC Holdings PLC (SEHK)	9,600	80,257
IG Group Holdings PLC	1,419	12,893
Imperial Brands PLC	803	18,957
InterContinental Hotels Group PLC	2,277	168,201
Liberty Global PLC, Class A†	1,246	23,138
Lloyds Banking Group PLC	39,363	22,700
London Stock Exchange Group PLC	178	19,330
Moneysupermarket.com Group PLC	8,424	29,665
National Grid PLC	55,822	738,958
Prudential PLC	1,474	20,477
Reckitt Benckiser Group PLC	14,296	1,071,084
RELX PLC	40,283	1,354,466
Rio Tinto PLC	3,620	239,255
Shell PLC	47,645	1,466,014
Shell PLC (LSE)	14,376	436,513
Standard Chartered PLC	14,918	143,090
Unilever PLC	7,082	380,907
Vodafone Group PLC	12,617	12,052
		13,027,236
United States — 20.8%
3M Co.	686	76,489
A.O. Smith Corp.	908	65,948
Abbott Laboratories	5,135	571,680
AbbVie, Inc.	2,538	379,634
Activision Blizzard, Inc.	352	32,652
Adobe, Inc.†	1,665	909,373
Advanced Micro Devices, Inc.†	5,570	637,208
Affiliated Managers Group, Inc.	186	25,787
Aflac, Inc.	997	72,123
Agilent Technologies, Inc.	546	66,486
Air Products & Chemicals, Inc.	1,002	305,941
Airbnb, Inc., Class A†	1,042	158,582
Albemarle Corp.	801	170,036
Align Technology, Inc.†	45	17,005
Allison Transmission Holdings, Inc.	539	31,634
Allstate Corp.	182	20,508
Alnylam Pharmaceuticals, Inc.†	108	21,103
Alphabet, Inc., Class A†	21,516	2,855,604
Alphabet, Inc., Class C†	11,560	1,538,752
Altria Group, Inc.	857	38,925
Amazon.com, Inc.†	21,726	2,904,332
American Express Co.	3,217	543,287
American Tower Corp.	1,060	201,729
American Water Works Co., Inc.	894	131,802
Ameriprise Financial, Inc.	314	109,413
AMETEK, Inc.	1,489	236,155
Amgen, Inc.	1,034	242,111
Amphenol Corp., Class A	2,227	196,666
Analog Devices, Inc.	855	170,598
Apple, Inc.	31,226	6,134,348
Applied Materials, Inc.	1,742	264,070
Arista Networks, Inc.†	1,308	202,858
Array Technologies, Inc.†	3,696	70,409
AT&T, Inc.	3,238	47,016
ATI, Inc.†	1,257	59,934
Atkore, Inc.†	570	90,442
Atlanta Braves Holdings, Inc., Class C†	14	570
Security Description	Shares or Principal Amount	Value

United States (continued)
Autodesk, Inc.†	146	$ 30,951
Automatic Data Processing, Inc.	769	190,143
AutoZone, Inc.†	58	143,940
Axcelis Technologies, Inc.†	328	65,757
Bank of America Corp.	15,210	486,720
Bank of New York Mellon Corp.	4,256	193,052
Baxter International, Inc.	431	19,494
Becton Dickinson & Co.	181	50,430
Berkshire Hathaway, Inc., Class B†	1,511	531,812
Bill.com Holdings, Inc.†	96	12,033
Biogen, Inc.†	74	19,994
BlackRock, Inc.	397	293,323
Blackstone, Inc.	369	38,668
Block, Inc.†	226	18,200
Boeing Co.†	278	66,400
Booking Holdings, Inc.†	603	1,791,392
BorgWarner, Inc.	1,492	69,378
Boston Scientific Corp.†	5,931	307,522
Bristol-Myers Squibb Co.	5,044	313,686
Broadcom, Inc.	1,059	951,670
Cadence Design Systems, Inc.†	1,286	300,937
Caesars Entertainment, Inc.†	345	20,362
Capital One Financial Corp.	378	44,234
Carlisle Cos., Inc.	270	74,844
Caterpillar, Inc.	2,152	570,646
Centene Corp.†	396	26,964
Charles Schwab Corp.	6,910	456,751
Charter Communications, Inc., Class A†	71	28,768
Chevron Corp.	2,784	455,629
Chipotle Mexican Grill, Inc.†	17	33,359
Cigna Group	1,217	359,137
Cintas Corp.	417	209,351
Cisco Systems, Inc.	9,253	481,526
Citigroup, Inc.	2,851	135,879
Clorox Co.	123	18,632
Cloudflare, Inc., Class A†	683	46,970
CME Group, Inc.	190	37,802
Coca-Cola Co.	10,120	626,732
Cognizant Technology Solutions Corp., Class A	283	18,686
Colgate-Palmolive Co.	4,384	334,324
Comcast Corp., Class A	9,895	447,848
Conagra Brands, Inc.	500	16,405
ConocoPhillips	7,542	887,844
Constellation Energy Corp.	345	33,344
Copart, Inc.†	753	66,558
Corning, Inc.	1,040	35,298
Corteva, Inc.	5,308	299,530
CoStar Group, Inc.†	363	30,481
Costco Wholesale Corp.	1,341	751,858
Coterra Energy, Inc.	14,119	388,837
Crocs, Inc.†	475	51,466
Crowdstrike Holdings, Inc., Class A†	2,324	375,698
Crown Castle, Inc.	193	20,900
CSX Corp.	3,486	116,154
CVS Health Corp.	705	52,656
D.R. Horton, Inc.	340	43,187
Danaher Corp.	1,724	439,723
Datadog, Inc., Class A†	1,307	152,553
Deckers Outdoor Corp.†	246	133,748
Deere & Co.	1,034	444,206

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Dexcom, Inc.†	1,264	$ 157,444
Digital Realty Trust, Inc.	200	24,924
Discover Financial Services	336	35,465
DocuSign, Inc.†	120	6,458
Dollar General Corp.	124	20,939
Dollar Tree, Inc.†	148	22,841
Dominion Energy, Inc.	604	32,344
Dow, Inc.	650	36,706
Dropbox, Inc., Class A†	239	6,441
Duke Energy Corp.	589	55,142
DuPont de Nemours, Inc.	410	31,828
Dynatrace, Inc.†	1,260	68,909
eBay, Inc.	2,211	98,412
Ecolab, Inc.	1,223	223,980
Edison International	424	30,511
Edwards Lifesciences Corp.†	4,441	364,473
Electronic Arts, Inc.	870	118,624
Elevance Health, Inc.	124	58,482
Eli Lilly & Co.	3,566	1,620,925
Emerson Electric Co.	3,737	341,375
Encore Wire Corp.	322	54,962
Endeavor Group Holdings, Inc., Class A†	5,784	136,502
Enphase Energy, Inc.†	1,530	232,300
EOG Resources, Inc.	1,668	221,060
Equinix, Inc.	41	33,207
Equity LifeStyle Properties, Inc.	767	54,595
Estee Lauder Cos., Inc., Class A	866	155,880
Etsy, Inc.†	58	5,896
Evercore, Inc., Class A	461	62,263
Evergy, Inc.	690	41,379
Eversource Energy	356	25,749
Exact Sciences Corp.†	248	24,190
Exelon Corp.	832	34,828
Expedia Group, Inc.†	444	54,403
Extreme Networks, Inc.†	3,205	85,221
Exxon Mobil Corp.	6,180	662,743
FactSet Research Systems, Inc.	110	47,854
Fair Isaac Corp.†	132	110,612
Fastenal Co.	2,652	155,434
Federated Hermes, Inc.	840	28,417
FedEx Corp.	703	189,775
Fidelity National Information Services, Inc.	387	23,367
First American Financial Corp.	1,016	64,394
First Solar, Inc.†	3,317	687,946
Fiserv, Inc.†	296	37,358
Fluence Energy, Inc.†	3,397	99,328
Ford Motor Co.	2,385	31,506
Fortinet, Inc.†	3,417	265,569
Fox Corp., Class A	1,148	38,401
Freeport-McMoRan, Inc.	10,572	472,040
Gartner, Inc.†	903	319,292
GE HealthCare Technologies, Inc.	192	14,976
Generac Holdings, Inc.†	81	12,450
General Dynamics Corp.	329	73,558
General Electric Co.	2,437	278,403
General Mills, Inc.	417	31,167
General Motors Co.	944	36,221
Gentex Corp.	3,153	105,878
Genuine Parts Co.	481	74,901
Security Description	Shares or Principal Amount	Value

United States (continued)
Gilead Sciences, Inc.	2,118	$ 161,265
Global Payments, Inc.	278	30,650
Goldman Sachs Group, Inc.	221	78,647
Graco, Inc.	1,882	149,299
Graphic Packaging Holding Co.	2,356	57,015
Hartford Financial Services Group, Inc.	1,489	107,029
HCA Healthcare, Inc.	1,251	341,285
HEICO Corp.	368	64,761
Hershey Co.	980	226,684
Hess Corp.	338	51,285
Hilton Worldwide Holdings, Inc.	1,209	187,987
Home Depot, Inc.	2,572	858,636
Honeywell International, Inc.	1,036	201,119
Howmet Aerospace, Inc.	1,524	77,937
HP, Inc.	1,001	32,863
Hubbell, Inc.	140	43,680
HubSpot, Inc.†	154	89,405
Humana, Inc.	245	111,923
Huntington Ingalls Industries, Inc.	103	23,656
IDEX Corp.	473	106,808
IDEXX Laboratories, Inc.†	610	338,385
Illinois Tool Works, Inc.	1,108	291,759
Illumina, Inc.†	63	12,105
Incyte Corp.†	228	14,528
Intel Corp.	8,512	304,474
Intercontinental Exchange, Inc.	304	34,899
International Business Machines Corp.	402	57,960
International Flavors & Fragrances, Inc.	224	18,953
International Paper Co.	795	28,668
Intuit, Inc.	1,332	681,584
Intuitive Surgical, Inc.†	408	132,355
IQVIA Holdings, Inc.†	138	30,879
Johnson & Johnson	4,680	784,040
JPMorgan Chase & Co.	12,221	1,930,429
Keysight Technologies, Inc.†	532	85,695
Kimberly-Clark Corp.	2,263	292,153
Kinder Morgan, Inc.	2,057	36,429
KLA Corp.	270	138,766
Kraft Heinz Co.	368	13,314
Kroger Co.	5,497	267,374
Lam Research Corp.	863	620,057
Las Vegas Sands Corp.†	4,730	282,901
Lennar Corp., Class A	302	38,303
Lennox International, Inc.	84	30,865
Liberty Broadband Corp., Class C†	249	22,193
Liberty Media Corp.-Liberty Formula One, Series C†	4,680	339,768
Lincoln Electric Holdings, Inc.	262	52,586
Livent Corp.†	2,023	49,806
Lockheed Martin Corp.	373	166,496
Loews Corp.	923	57,826
Lowe's Cos., Inc.	629	147,356
Lululemon Athletica, Inc.†	3,438	1,301,386
Marathon Petroleum Corp.	431	57,332
Markel Group, Inc.†	30	43,491
Marriott International, Inc., Class A	250	50,453
Marsh & McLennan Cos., Inc.	2,897	545,853
Marvell Technology, Inc.	547	35,626
Masco Corp.	1,724	104,612
Mastercard, Inc., Class A	2,874	1,133,161

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Match Group, Inc.†	308	$ 14,325
McDonald's Corp.	2,563	751,472
McKesson Corp.	268	107,843
Medpace Holdings, Inc.†	360	91,141
MercadoLibre, Inc.†	873	1,080,818
Merck & Co., Inc.	11,814	1,259,963
Meta Platforms, Inc., Class A†	6,074	1,935,176
Mettler-Toledo International, Inc.†	92	115,687
MGIC Investment Corp.	2,786	46,638
Microchip Technology, Inc.	1,077	101,173
Micron Technology, Inc.	528	37,694
Microsoft Corp.	18,963	6,370,051
Moderna, Inc.†	138	16,237
Mondelez International, Inc., Class A	4,176	309,567
MongoDB, Inc.†	57	24,134
Monster Beverage Corp.†	5,417	311,423
Moody's Corp.	1,068	376,737
Morgan Stanley	10,274	940,687
Motorola Solutions, Inc.	1,015	290,929
MSC Industrial Direct Co., Inc., Class A	583	58,836
MSCI, Inc.	482	264,175
Nasdaq, Inc.	3,113	157,175
Netflix, Inc.†	1,878	824,386
Neurocrine Biosciences, Inc.†	227	23,129
Newmont Corp.	2,664	114,339
NextEra Energy, Inc.	3,723	272,896
NEXTracker, Inc., Class A†	1,088	46,077
NIKE, Inc., Class B	3,750	413,962
NMI Holdings, Inc., Class A†	827	22,089
Nordson Corp.	408	102,657
Norfolk Southern Corp.	181	42,280
Nucor Corp.	779	134,058
NVIDIA Corp.	5,931	2,771,497
NVR, Inc.†	63	397,306
Okta, Inc.†	1,087	83,547
Old Dominion Freight Line, Inc.	98	41,110
Old Republic International Corp.	1,541	42,485
Omnicom Group, Inc.	798	67,527
Oracle Corp.	8,432	988,483
O'Reilly Automotive, Inc.†	496	459,192
Otis Worldwide Corp.	4,374	397,859
Owens Corning	530	74,195
PACCAR, Inc.	1,857	159,943
Palantir Technologies, Inc., Class A†	1,602	31,784
Palo Alto Networks, Inc.†	1,201	300,202
Parker-Hannifin Corp.	1,129	462,901
Paychex, Inc.	1,277	160,225
Paycom Software, Inc.	139	51,258
Paylocity Holding Corp.†	183	41,514
PayPal Holdings, Inc.†	2,257	171,126
PepsiCo, Inc.	6,593	1,235,924
Pfizer, Inc.	8,424	303,769
Philip Morris International, Inc.	655	65,317
Phillips 66	310	34,581
Pinterest, Inc., Class A†	248	7,190
Plug Power, Inc.†	251	3,293
PNC Financial Services Group, Inc.	278	38,055
Primerica, Inc.	347	73,807
Procter & Gamble Co.	6,877	1,074,875
Progressive Corp.	366	46,109
Security Description	Shares or Principal Amount	Value

United States (continued)
Progyny, Inc.†	1,042	$ 43,514
Prologis, Inc.	1,558	194,360
Public Storage	134	37,755
QUALCOMM, Inc.	1,382	182,659
Quanta Services, Inc.	989	199,402
Radian Group, Inc.	2,243	60,404
Rambus, Inc.†	1,210	75,758
Regeneron Pharmaceuticals, Inc.†	55	40,805
Reinsurance Group of America, Inc.	324	45,473
Reliance Steel & Aluminum Co.	161	47,150
Republic Services, Inc.	442	66,791
ResMed, Inc.	115	25,570
Rockwell Automation, Inc.	944	317,458
Roku, Inc.†	71	6,835
Rollins, Inc.	2,867	117,060
Roper Technologies, Inc.	150	73,957
Ross Stores, Inc.	235	26,940
RTX Corp.	970	85,292
S&P Global, Inc.	173	68,250
Salesforce, Inc.†	2,398	539,574
SBA Communications Corp.	69	15,108
Sealed Air Corp.	2,397	109,351
Sempra	279	41,577
ServiceNow, Inc.†	552	321,816
Sherwin-Williams Co.	1,468	405,902
Shoals Technologies Group, Inc., Class A†	2,648	68,742
Simon Property Group, Inc.	373	46,476
Snap, Inc., Class A†	510	5,794
Snap-on, Inc.	741	201,878
Snowflake, Inc., Class A†	144	25,590
SolarEdge Technologies, Inc.†	294	70,989
Sonoco Products Co.	506	29,672
Southern Co.	723	52,302
Southwest Airlines Co.	4,519	154,369
Splunk, Inc.†	101	10,941
SS&C Technologies Holdings, Inc.	407	23,708
Starbucks Corp.	1,148	116,602
State Street Corp.	2,063	149,444
Steel Dynamics, Inc.	2,191	233,517
Stifel Financial Corp.	468	29,737
Stryker Corp.	706	200,087
Synopsys, Inc.†	415	187,497
Sysco Corp.	392	29,914
Take-Two Interactive Software, Inc.†	1,451	221,916
Target Corp.	212	28,932
Teradata Corp.†	520	29,562
Tesla, Inc.†	6,383	1,707,006
Texas Instruments, Inc.	3,471	624,780
Thermo Fisher Scientific, Inc.	984	539,881
TJX Cos., Inc.	2,028	175,483
T-Mobile US, Inc.†	305	42,020
Toro Co.	929	94,433
Trade Desk, Inc., Class A†	1,710	156,055
TransDigm Group, Inc.	140	125,961
Truist Financial Corp.	922	30,629
Twilio, Inc., Class A†	255	16,838
Uber Technologies, Inc.†	2,887	142,791
Union Pacific Corp.	2,617	607,196
United Parcel Service, Inc., Class B	899	168,230
United Rentals, Inc.	195	90,613
United Therapeutics Corp.†	459	111,408

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
UnitedHealth Group, Inc.	2,846	$ 1,441,129
Unum Group	1,770	86,040
US Bancorp	6,900	273,792
Valero Energy Corp.	241	31,067
Veeva Systems, Inc., Class A†	645	131,722
Ventas, Inc.	442	21,446
VeriSign, Inc.†	143	30,166
Verisk Analytics, Inc.	272	62,272
Verizon Communications, Inc.	1,771	60,356
Vertex Pharmaceuticals, Inc.†	689	242,762
VF Corp.	235	4,655
Viatris, Inc.	700	7,371
Visa, Inc., Class A	7,022	1,669,340
Walgreens Boots Alliance, Inc.	614	18,402
Walmart, Inc.	1,004	160,499
Walt Disney Co.†	2,336	207,647
Warner Bros. Discovery, Inc.†	1,816	23,735
Waste Management, Inc.	1,553	254,366
Waters Corp.†	296	81,758
Watsco, Inc.	266	100,599
WEC Energy Group, Inc.	411	36,932
Wells Fargo & Co.	8,789	405,700
Welltower, Inc.	381	31,299
WESCO International, Inc.	320	56,182
Weyerhaeuser Co.	878	29,905
Workday, Inc., Class A†	145	34,384
WW Grainger, Inc.	276	203,823
Yum! Brands, Inc.	600	82,602
Zebra Technologies Corp., Class A†	73	22,481
Zimmer Biomet Holdings, Inc.	2,084	287,905
Zoetis, Inc.	924	173,795
Zoom Video Communications, Inc., Class A†	91	6,675
Zscaler, Inc.†	1,036	166,154
		98,672,147
Total Common Stocks (cost $152,787,737)		173,155,895
UNAFFILIATED INVESTMENT COMPANIES — 2.0%
United States — 2.0%
VanEck J. P. Morgan EM Local Currency Bond ETF (cost $9,544,436)	374,074	9,688,516
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 08/18/2023; Strike Price: $3,560.00)	172	7,310
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 09/15/2023; Strike Price: $3,760.00)	128	$ 40,320
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 10/20/2023; Strike Price: $3,850.00)	185	193,325
Total Purchased Options (cost $803,644)		240,955
Total Long-Term Investment Securities (cost $377,044,006)		374,988,944
SHORT-TERM INVESTMENTS — 18.7%
U.S. Government — 17.5%
United States Treasury Bills
5.11%, 12/14/2023	$45,000,000	44,111,278
5.23%, 01/11/2024	40,000,000	39,046,676
		83,157,954
Unaffiliated Investment Companies — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.35%(2)	5,883,450	5,884,627
Total Short-Term Investments (cost $89,060,625)		89,042,581
TOTAL INVESTMENTS (cost $466,104,631)(3)	97.6%	464,031,525
Other assets less liabilities	2.4	11,406,746
NET ASSETS	100.0%	$475,438,271
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $32,445,704 representing 6.8% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	The rate shown is the 7-day yield as of July 31, 2023.
(3)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
CDI—Chess Depositary Interest
ETF—Exchange Traded Fund
LSE—London Stock Exchange
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
24	Long	E-Mini Russell 2000 Index	September 2023	$ 2,401,691	$ 2,416,320	$ 14,629
43	Long	E-Mini S&P Select Sector Index - Energy	September 2023	3,797,731	3,961,590	163,859
12	Long	E-Mini S&P Select Sector Index - Financial	September 2023	1,235,878	1,313,100	77,222
245	Long	Euro STOXX 50 Index	September 2023	11,815,225	12,111,217	295,992
45	Long	FTSE 100 Index	September 2023	4,280,777	4,440,453	159,676
4	Long	NASDAQ 100 E-Mini Index	September 2023	1,188,930	1,268,600	79,670

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
437	Long	S&P 500 E-Mini Index	September 2023	97,095,469	$100,826,825	$3,731,356
21	Long	S&P/Toronto Stock Exchange 60 Index	September 2023	3,830,055	3,949,494	119,439
32	Long	SPI 200 Index	September 2023	3,792,736	3,953,894	161,158
33	Long	TOPIX Index	September 2023	5,139,203	5,397,744	258,541
193	Short	Euro-Schatz	September 2023	22,389,928	22,291,985	97,943
408	Short	U.S. Treasury 10 Year Notes	September 2023	46,672,043	45,453,750	1,218,293
192	Short	U.S. Treasury 5 Year Notes	September 2023	20,813,689	20,509,500	304,189
						$6,681,967
						Unrealized (Depreciation)
117	Long	U.S. Treasury 2 Year Notes	September 2023	$24,120,251	$23,754,657	$ (365,594)
37	Long	U.S. Treasury 5 Year Notes	September 2023	3,968,013	3,952,352	(15,661)
217	Long	U.S. Treasury Long Bonds	September 2023	27,555,481	27,002,938	(552,543)
105	Long	U.S. Treasury Ultra 10 Year Notes	September 2023	12,404,503	12,283,359	(121,144)
53	Long	U.S. Treasury Ultra Bonds	September 2023	7,100,714	7,007,594	(93,120)
17	Short	Euro STOXX 50 Index	September 2023	809,245	840,370	(31,125)
15	Short	FTSE 100 Index	September 2023	1,465,715	1,480,152	(14,437)
250	Short	MSCI Emerging Markets Index	September 2023	12,612,045	13,178,750	(566,705)
61	Short	U.S. Treasury Ultra 10 Year Notes	September 2023	7,075,892	7,136,047	(60,155)
						$(1,820,484)
		Net Unrealized Appreciation (Depreciation)				$ 4,861,483
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	SGD	3,649,000	USD	2,761,779	08/31/2023	$ 13,906	$ —
	USD	441,231	GBP	337,300	08/23/2023	—	(8,313)
						13,906	(8,313)
Barclays Bank PLC	CHF	148,287	GBP	134,353	08/31/2023	1,895	—
	USD	444,835	NOK	4,429,000	08/31/2023	—	(7,394)
	USD	562,203	TWD	17,403,000	08/29/2023	—	(8,507)
						1,895	(15,901)
Citibank, N.A.	USD	7,748,664	JPY	1,074,039,534	08/31/2023	—	(165,230)
Goldman Sachs International	IDR	2,902,251,000	USD	193,174	08/29/2023	985	—
Morgan Stanley & Co. International PLC	CAD	36,000	USD	27,415	08/31/2023	103	—
	DKK	5,377,000	USD	810,537	08/31/2023	15,804	—
	EUR	966,344	JPY	150,619,364	08/31/2023	—	(498)
	GBP	78,863	AUD	148,725	08/31/2023	—	(1,225)
	GBP	12,000	EUR	13,784	08/31/2023	—	(226)
	GBP	2,371,995	USD	3,048,130	08/31/2023	3,606	—
	JPY	353,753,000	USD	2,552,124	08/31/2023	54,392	—
	USD	5,097,744	CAD	6,694,000	08/31/2023	—	(19,238)
	USD	781,620	CHF	668,000	08/31/2023	—	(13,323)
	USD	412,817	COP	1,703,405,000	08/29/2023	18,254	—
	USD	3,212,802	GBP	2,500,140	08/31/2023	—	(3,801)
	USD	727,640	INR	59,860,000	08/29/2023	—	(217)
	USD	565,067	SEK	5,781,000	08/31/2023	—	(15,109)
						92,159	(53,637)
UBS AG	AUD	355,000	CAD	318,473	08/31/2023	2,924	—
	AUD	147,000	USD	100,501	08/31/2023	1,663	—
	EUR	5,938,000	USD	6,670,072	08/31/2023	132,178	—
	GBP	517,400	USD	672,014	08/23/2023	7,941	—
	GBP	2,163,005	USD	2,779,533	08/31/2023	3,254	—

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	JPY	21,106,917	CHF	130,000	08/31/2023	$ 490	$ —
	USD	4,281,900	AUD	6,263,000	08/31/2023	—	(70,855)
	USD	12,089,927	EUR	10,763,000	08/31/2023	—	(239,580)
	USD	2,929,695	GBP	2,279,860	08/31/2023	—	(3,430)
	USD	194,432	ILS	696,000	08/31/2023	—	(4,932)
	USD	54,079	NZD	86,000	08/31/2023	—	(661)
						148,450	(319,458)
Unrealized Appreciation (Depreciation)						$257,395	$ (562,539)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
COP—Columbian Peso
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$171,207,178	$—	$171,207,178
U.S. Government & Agency Obligations	—	20,696,400	—	20,696,400
Common Stocks	173,155,895	—	—	173,155,895
Unaffiliated Investment Companies	9,688,516	—	—	9,688,516
Purchased Options	240,955	—	—	240,955
Short-Term Investments:
U.S. Government	—	83,157,954	—	83,157,954
Other Short-Term Investments	5,884,627	—	—	5,884,627
Total Investments at Value	$188,969,993	$275,061,532	$—	$464,031,525
Other Financial Instruments:†
Futures Contracts	$ 6,681,967	$ —	$—	$ 6,681,967
Forward Foreign Currency Contracts	—	257,395	—	257,395
Total Other Financial Instruments	$ 6,681,967	$ 257,395	$—	$ 6,939,362
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 1,820,484	$ —	$—	$ 1,820,484
Forward Foreign Currency Contracts	—	562,539	—	562,539
Total Other Financial Instruments	$ 1,820,484	$ 562,539	$—	$ 2,383,023
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Banks	7.6%
Biotechnology	6.6
REITS	6.0
Software	5.7
Commercial Services	5.2
Repurchase Agreements	4.7
Oil & Gas	4.2
Retail	3.8
Healthcare-Products	3.6
Semiconductors	2.8
Diversified Financial Services	2.7
Pharmaceuticals	2.7
Computers	2.2
Electronics	2.1
Insurance	1.9
Chemicals	1.9
Machinery-Diversified	1.8
Building Materials	1.8
Home Builders	1.8
Internet	1.7
Transportation	1.4
Auto Parts & Equipment	1.4
Engineering & Construction	1.4
Electric	1.4
Food	1.3
Healthcare-Services	1.3
Oil & Gas Services	1.3
Telecommunications	1.2
Entertainment	1.1
Miscellaneous Manufacturing	1.0
Unaffiliated Investment Companies	1.0
Gas	0.9
Electrical Components & Equipment	0.8
Aerospace/Defense	0.8
Savings & Loans	0.8
Mining	0.8
Energy-Alternate Sources	0.7
Real Estate	0.7
Metal Fabricate/Hardware	0.7
Iron/Steel	0.6
Distribution/Wholesale	0.6
Leisure Time	0.6
Coal	0.5
Apparel	0.5
Environmental Control	0.4
Cosmetics/Personal Care	0.4
Water	0.4
Media	0.4
Machinery-Construction & Mining	0.4
Airlines	0.4
Beverages	0.4
Short-Term Investments	0.4
Household Products/Wares	0.4
Hand/Machine Tools	0.3
Home Furnishings	0.3
Agriculture	0.3
Packaging & Containers	0.3
Pipelines	0.3
Auto Manufacturers	0.2
Trucking & Leasing	0.2
Lodging	0.2
Investment Companies	0.1
Advertising	0.1
Office Furnishings	0.1
Office/Business Equipment	0.1

Textiles	0.1%
Forest Products & Paper	0.1
Private Equity	0.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.9%
Advertising — 0.1%
Advantage Solutions, Inc.†	9,928	$ 25,714
Boston Omaha Corp., Class A†	2,639	51,513
Clear Channel Outdoor Holdings, Inc.†	42,389	76,300
Entravision Communications Corp., Class A	6,878	32,877
Quotient Technology, Inc.†	10,342	40,748
Stagwell, Inc.†	12,371	83,009
		310,161
Aerospace/Defense — 0.8%
AAR Corp.†	3,944	235,851
AeroVironment, Inc.†	2,867	273,110
AerSale Corp.†	2,926	43,919
Amprius Technologies, Inc.†	614	4,611
Archer Aviation, Inc., Class A†	17,437	117,351
Astronics Corp.†	2,971	62,332
Barnes Group, Inc.	5,601	220,119
Ducommun, Inc.†	1,285	64,430
Eve Holding, Inc.†	2,068	18,922
Joby Aviation, Inc.†	31,866	285,201
Kaman Corp.	3,218	73,660
Kratos Defense & Security Solutions, Inc.†	14,322	216,119
Leonardo DRS, Inc.†	5,772	96,335
Moog, Inc., Class A	3,245	342,153
National Presto Industries, Inc.	590	46,203
Redwire Corp.†	899	3,272
Rocket Lab USA, Inc.†	31,870	234,882
Triumph Group, Inc.†	7,366	93,180
		2,431,650
Agriculture — 0.3%
Alico, Inc.	814	21,083
Andersons, Inc.	3,680	179,658
Benson Hill, Inc.†	19,794	27,514
Cadiz, Inc.†	4,634	19,185
Dole PLC	8,177	108,018
Fresh Del Monte Produce, Inc.	3,892	103,449
Ispire Technology, Inc.†	312	2,880
Limoneira Co.	2,001	31,056
Tejon Ranch Co.†	2,394	42,158
Turning Point Brands, Inc.	1,958	46,698
Universal Corp.	2,757	139,421
Vector Group, Ltd.	16,621	218,067
Vital Farms, Inc.†	3,490	40,833
		980,020
Airlines — 0.4%
Allegiant Travel Co.†	1,807	223,526
Frontier Group Holdings, Inc.†	4,355	40,501
Hawaiian Holdings, Inc.†	5,824	67,500
JetBlue Airways Corp.†	37,814	293,815
SkyWest, Inc.†	5,522	242,913
Spirit Airlines, Inc.	12,545	229,573
Sun Country Airlines Holdings, Inc.†	4,310	92,924
		1,190,752
Apparel — 0.5%
Fossil Group, Inc.†	5,442	15,129
Hanesbrands, Inc.	40,243	212,081
Kontoor Brands, Inc.	6,362	269,494
Oxford Industries, Inc.	1,712	184,639
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Rocky Brands, Inc.	797	$ 16,036
Steven Madden, Ltd.	8,609	287,368
Torrid Holdings, Inc.†	1,380	3,754
Urban Outfitters, Inc.†	7,297	265,392
Weyco Group, Inc.	678	18,509
Wolverine World Wide, Inc.	8,884	112,560
		1,384,962
Auto Manufacturers — 0.2%
Blue Bird Corp.†	2,008	42,048
Fisker, Inc.†	22,422	138,344
Hyliion Holdings Corp.†	16,869	33,232
Nikola Corp.†	67,850	181,159
Proterra, Inc.†	25,308	42,771
REV Group, Inc.	3,619	46,794
TuSimple Holdings, Inc., Class A†	18,875	44,167
Wabash National Corp.	5,425	128,464
Workhorse Group, Inc.†	18,962	25,219
		682,198
Auto Parts & Equipment — 1.4%
Adient PLC†	10,926	465,011
Aeva Technologies, Inc.†	9,081	11,351
American Axle & Manufacturing Holdings, Inc.†	13,053	123,351
Aurora Innovation, Inc.†	34,757	114,003
Commercial Vehicle Group, Inc.†	3,671	38,546
Cooper-Standard Holdings, Inc.†	1,932	35,587
Dana, Inc.	14,908	282,954
Dorman Products, Inc.†	3,011	255,002
Douglas Dynamics, Inc.	2,579	80,078
Fox Factory Holding Corp.†	4,878	545,848
Gentherm, Inc.†	3,786	226,289
Goodyear Tire & Rubber Co.†	32,196	517,712
Holley, Inc.†	6,033	38,189
indie Semiconductor, Inc., Class A†	15,751	149,319
Luminar Technologies, Inc.†	31,133	230,384
Methode Electronics, Inc.	4,041	135,939
Microvast Holdings, Inc.†	12,012	34,474
Miller Industries, Inc.	1,270	48,184
SES AI Corp.†	14,268	44,802
Shyft Group, Inc.	3,936	56,796
Solid Power, Inc.†	17,711	50,653
Standard Motor Products, Inc.	2,420	92,371
Titan International, Inc.†	5,993	74,853
Visteon Corp.†	3,216	495,553
XPEL, Inc.†	2,585	209,980
		4,357,229
Banks — 7.6%
1st Source Corp.	1,906	89,391
ACNB Corp.	951	33,000
Alerus Financial Corp.	2,080	41,142
Amalgamated Financial Corp.	2,021	40,339
American National Bankshares, Inc.	1,176	48,545
Ameris Bancorp	7,569	330,387
Ames National Corp.	984	18,952
Arrow Financial Corp.	1,636	32,916
Associated Banc-Corp	17,311	328,043
Atlantic Union Bankshares Corp.	8,589	274,676
BancFirst Corp.	2,520	251,748
Bancorp, Inc.†	6,114	231,721
Bank First Corp.	1,067	94,280

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank of Hawaii Corp.	4,485	$ 256,228
Bank of Marin Bancorp	1,799	37,743
Bank of N.T. Butterfield & Son, Ltd.	5,731	184,137
Bank7 Corp.	427	11,298
BankUnited, Inc.	8,507	253,849
Bankwell Financial Group, Inc.	673	18,407
Banner Corp.	3,915	186,393
Bar Harbor Bankshares	1,707	46,618
BayCom Corp.	1,342	27,055
BCB Bancorp, Inc.	1,723	22,141
Blue Foundry Bancorp†	2,827	28,864
Blue Ridge Bankshares, Inc.	2,012	16,961
Bridgewater Bancshares, Inc.†	2,337	25,029
Burke & Herbert Financial Services Corp.	735	39,683
Business First Bancshares, Inc.	2,743	56,094
Byline Bancorp, Inc.	2,831	62,140
C & F Financial Corp.	375	21,086
Cadence Bank	20,840	522,042
Cambridge Bancorp	869	53,478
Camden National Corp.	1,633	56,469
Capital Bancorp, Inc.	1,103	22,225
Capital City Bank Group, Inc.	1,509	48,937
Capstar Financial Holdings, Inc.	2,241	33,346
Carter Bankshares, Inc.†	2,700	39,663
Cathay General Bancorp	7,950	302,418
Central Pacific Financial Corp.	3,037	55,395
Central Valley Community Bancorp	1,142	19,528
Chemung Financial Corp.	400	17,064
ChoiceOne Financial Svcs, Inc.	798	19,352
Citizens & Northern Corp.	1,731	36,697
Citizens Financial Services, Inc.	496	34,956
City Holding Co.	1,741	172,202
Civista Bancshares, Inc.	1,767	32,230
CNB Financial Corp.	2,371	46,140
Coastal Financial Corp.†	1,237	55,875
Codorus Valley Bancorp, Inc.	1,096	24,101
Colony Bankcorp, Inc.	1,887	20,229
Community Bank System, Inc.	6,090	327,825
Community Trust Bancorp, Inc.	1,777	68,201
ConnectOne Bancorp, Inc.	4,239	86,772
CrossFirst Bankshares, Inc.†	5,093	59,435
Customers Bancorp, Inc.†	3,271	137,317
CVB Financial Corp.	15,216	287,126
Dime Community Bancshares, Inc.	3,998	89,555
Eagle Bancorp, Inc.	3,505	97,089
Eastern Bankshares, Inc.	17,723	250,249
Enterprise Bancorp, Inc.	1,095	34,865
Enterprise Financial Services Corp.	4,150	170,150
Equity Bancshares, Inc., Class A	1,699	46,145
Esquire Financial Holdings, Inc.	785	39,207
Evans Bancorp, Inc.	599	17,802
Farmers & Merchants Bancorp, Inc.	1,552	33,089
Farmers National Banc Corp.	4,214	57,943
FB Financial Corp.	4,057	143,699
Fidelity D&D Bancorp, Inc.	533	27,044
Financial Institutions, Inc.	1,735	33,277
First Bancorp	4,551	150,547
First Bancorp, Inc.	1,118	29,504
First BanCorp/Puerto Rico	20,277	301,113
First Bancshares, Inc.	3,469	108,614
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Bank	2,473	$ 30,913
First Busey Corp.	5,938	128,617
First Business Financial Services, Inc.	898	30,523
First Commonwealth Financial Corp.	11,704	169,006
First Community Bankshares, Inc.	2,015	67,764
First Community Corp.	842	16,630
First Financial Bancorp	10,773	248,749
First Financial Bankshares, Inc.	14,907	485,819
First Financial Corp.	1,343	51,316
First Foundation, Inc.	5,853	42,785
First Interstate BancSystem, Inc., Class A	9,448	271,441
First Merchants Corp.	6,761	217,163
First Mid Bancshares, Inc.	2,189	67,005
First of Long Island Corp.	2,437	33,972
Five Star Bancorp	1,460	36,033
Fulton Financial Corp.	18,607	266,080
FVCBankcorp, Inc.†	1,832	23,560
German American Bancorp, Inc.	3,207	94,478
Glacier Bancorp, Inc.	12,756	417,121
Great Southern Bancorp, Inc.	1,034	57,211
Guaranty Bancshares, Inc.	966	30,709
Hancock Whitney Corp.	9,924	436,755
Hanmi Financial Corp.	3,480	66,120
HarborOne Bancorp, Inc.	4,797	50,321
HBT Financial, Inc.	1,534	30,435
Heartland Financial USA, Inc.	4,834	166,000
Heritage Commerce Corp.	6,773	65,021
Heritage Financial Corp.	3,966	74,402
Hilltop Holdings, Inc.	5,339	165,135
Home BancShares, Inc.	21,816	530,347
HomeStreet, Inc.	2,069	19,035
Hope Bancorp, Inc.	13,198	143,330
Horizon Bancorp, Inc.	4,932	61,108
Independent Bank Corp.	2,310	47,725
Independent Bank Corp./MA	5,054	304,504
Independent Bank Group, Inc.	4,137	185,627
International Bancshares Corp.	6,143	304,939
John Marshall Bancorp, Inc.	1,424	27,056
Kearny Financial Corp.	6,555	56,307
Lakeland Bancorp, Inc.	7,131	107,749
Lakeland Financial Corp.	2,839	157,394
LCNB Corp.	1,208	21,176
Live Oak Bancshares, Inc.	3,847	145,686
Luther Burbank Corp.	1,172	12,072
Macatawa Bank Corp.	3,008	29,629
Mainstreet Bancshares, Inc.	796	19,001
Mercantile Bank Corp.	1,793	62,970
Merchants Bancorp	1,814	57,341
Metrocity Bankshares, Inc.	2,088	44,767
Metropolitan Bank Holding Corp.†	1,198	54,257
Mid Penn Bancorp, Inc.	1,626	38,211
Middlefield Banc Corp.	898	26,275
Midland States Bancorp, Inc.	2,434	57,029
MidWestOne Financial Group, Inc.	1,626	39,886
MVB Financial Corp.	1,297	33,190
National Bank Holdings Corp., Class A	4,212	144,724
National Bankshares, Inc.	660	19,648
NBT Bancorp, Inc.	4,783	177,928
NewtekOne, Inc.	2,664	47,419
Nicolet Bankshares, Inc.	1,472	123,133
Northeast Bank	886	42,209

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Northeast Community Bancorp, Inc.	1,530	$ 24,771
Northrim BanCorp, Inc.	629	30,066
Norwood Financial Corp.	843	26,850
Oak Valley Bancorp	769	21,063
OFG Bancorp	5,331	178,535
Old National Bancorp	33,508	570,641
Old Second Bancorp, Inc.	4,962	79,342
Orange County Bancorp, Inc.	584	26,303
Origin Bancorp, Inc.	3,337	108,786
Orrstown Financial Services, Inc.	1,170	27,378
PacWest Bancorp	13,711	127,512
Park National Corp.	1,639	182,781
Parke Bancorp, Inc.	1,195	23,709
Pathward Financial, Inc.	3,139	163,102
PCB Bancorp	1,247	20,351
Peapack-Gladstone Financial Corp.	1,950	56,999
Penns Woods Bancorp, Inc.	783	21,118
Peoples Bancorp, Inc.	3,870	109,018
Peoples Financial Services Corp.	797	36,813
Pioneer Bancorp, Inc.†	1,333	13,103
Plumas Bancorp	625	22,613
Ponce Financial Group, Inc.†	2,338	21,580
Preferred Bank	1,531	101,169
Premier Financial Corp.	4,043	87,571
Primis Financial Corp.	2,316	22,025
Princeton Bancorp, Inc.	581	17,378
QCR Holdings, Inc.	1,885	96,569
RBB Bancorp	1,917	28,122
Red River Bancshares, Inc.	551	27,005
Renasant Corp.	6,312	195,293
Republic Bancorp, Inc., Class A	984	45,097
S&T Bancorp, Inc.	4,447	140,436
Sandy Spring Bancorp, Inc.	5,014	122,693
Seacoast Banking Corp. of Florida	9,633	238,031
ServisFirst Bancshares, Inc.	5,826	347,696
Shore Bancshares, Inc.	3,404	40,508
Sierra Bancorp	1,580	33,275
Simmons First National Corp., Class A	14,439	291,523
SmartFinancial, Inc.	1,812	45,517
South Plains Financial, Inc.	1,375	36,919
Southern First Bancshares, Inc.†	877	26,468
Southern States Bancshares, Inc.	857	21,554
Southside Bancshares, Inc.	3,363	111,685
SouthState Corp.	8,707	676,273
Stellar Bancorp, Inc.	5,566	138,371
Sterling Bancorp, Inc.†	2,409	14,309
Stock Yards Bancorp, Inc.	3,103	148,354
Summit Financial Group, Inc.	1,278	28,832
Texas Capital Bancshares, Inc.†	5,477	349,706
Third Coast Bancshares, Inc.†	1,472	30,441
Tompkins Financial Corp.	1,585	95,354
Towne Bank	8,025	202,872
TriCo Bancshares	3,552	132,774
Triumph Financial, Inc.†	2,541	180,182
TrustCo Bank Corp.	2,127	64,640
Trustmark Corp.	6,958	182,717
UMB Financial Corp.	5,064	359,544
United Bankshares, Inc.	14,966	500,463
United Community Banks, Inc.	13,220	384,305
Unity Bancorp, Inc.	837	22,197
Univest Financial Corp.	3,316	64,662
Security Description	Shares or Principal Amount	Value

Banks (continued)
USCB Financial Holdings, Inc.†	1,203	$ 13,185
Valley National Bancorp	49,370	506,536
Veritex Holdings, Inc.	5,999	129,039
Virginia National Bankshares Corp.	540	19,564
Walker & Dunlop, Inc.	3,638	330,985
Washington Trust Bancorp, Inc.	1,934	62,004
WesBanco, Inc.	6,598	184,810
West BanCorp, Inc.	1,853	37,171
Westamerica BanCorp	2,991	147,127
		23,275,922
Beverages — 0.4%
BRC, Inc., Class A†	4,261	19,515
Coca-Cola Consolidated, Inc.	546	345,842
Duckhorn Portfolio, Inc.†	5,019	63,139
MGP Ingredients, Inc.	1,813	206,700
National Beverage Corp.†	2,710	143,224
Primo Water Corp.	17,895	253,572
Vita Coco Co., Inc.†	3,268	86,341
Westrock Coffee Co.†	3,246	36,014
Zevia PBC, Class A†	2,850	7,923
		1,162,270
Biotechnology — 6.6%
2seventy bio, Inc.†	5,739	43,559
4D Molecular Therapeutics, Inc.†	3,609	66,045
89bio, Inc.†	7,064	111,894
Aadi Bioscience, Inc.†	1,853	9,876
ACADIA Pharmaceuticals, Inc.†	13,847	404,886
Acrivon Therapeutics, Inc.†	993	12,353
Actinium Pharmaceuticals, Inc.†	2,972	21,161
Adicet Bio, Inc.†	3,473	9,273
ADMA Biologics, Inc.†	24,071	99,895
Aerovate Therapeutics, Inc.†	1,150	20,068
Agenus, Inc.†	39,198	59,581
Akero Therapeutics, Inc.†	5,134	222,816
Aldeyra Therapeutics, Inc.†	5,322	43,188
Allakos, Inc.†	7,596	40,866
Allogene Therapeutics, Inc.†	9,390	46,574
Allovir, Inc.†	4,789	15,756
Alpine Immune Sciences, Inc.†	3,627	45,483
Altimmune, Inc.†	5,648	18,695
ALX Oncology Holdings, Inc.†	2,472	15,104
Amicus Therapeutics, Inc.†	32,044	436,439
AnaptysBio, Inc.†	2,173	42,830
Anavex Life Sciences Corp.†	8,024	66,198
ANI Pharmaceuticals, Inc.†	1,474	77,459
Annexon, Inc.†	5,215	17,992
Arbutus Biopharma Corp.†	14,263	30,951
Arcellx, Inc.†	4,337	148,542
Arcturus Therapeutics Holdings, Inc.†	2,664	93,133
Arcus Biosciences, Inc.†	6,028	119,957
Arcutis Biotherapeutics, Inc.†	5,875	64,096
Ardelyx, Inc.†	24,339	95,896
Arrowhead Pharmaceuticals, Inc.†	11,715	404,402
ARS Pharmaceuticals, Inc.†	2,771	20,367
Astria Therapeutics, Inc.†	2,919	26,154
Atara Biotherapeutics, Inc.†	10,915	24,122
Atea Pharmaceuticals, Inc.†	8,760	30,047
Aura Biosciences, Inc.†	3,139	37,354
Aurinia Pharmaceuticals, Inc.†	15,474	179,189
Avid Bioservices, Inc.†	7,091	89,772
Avidity Biosciences, Inc.†	8,078	76,822

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Axsome Therapeutics, Inc.†	3,759	$ 294,969
Beam Therapeutics, Inc.†	7,809	241,064
BioAtla, Inc.†	5,054	15,111
BioCryst Pharmaceuticals, Inc.†	21,659	160,060
Biohaven, Ltd.†	6,659	132,381
Biomea Fusion, Inc.†	2,270	50,508
BioVie, Inc.†	379	1,789
Bluebird Bio, Inc.†	12,229	48,060
Blueprint Medicines Corp.†	6,949	458,634
Bridgebio Pharma, Inc.†	13,087	458,176
Cabaletta Bio, Inc.†	2,923	39,811
Cara Therapeutics, Inc.†	5,344	17,796
Caribou Biosciences, Inc.†	6,500	46,735
Carisma Therapeutics, Inc.	3,047	16,911
Cassava Sciences, Inc.†	4,545	99,899
Celldex Therapeutics, Inc.†	5,309	187,726
Century Therapeutics, Inc.†	2,676	8,162
Cerevel Therapeutics Holdings, Inc.†	7,071	216,302
Chinook Therapeutics, Inc.†	6,629	259,724
Cogent Biosciences, Inc.†	7,879	102,348
Compass Therapeutics, Inc.†	10,428	29,928
Crinetics Pharmaceuticals, Inc.†	6,093	115,767
Cue Biopharma, Inc.†	3,949	15,085
Cullinan Oncology, Inc.†	2,720	28,805
Cymabay Therapeutics, Inc.†	11,209	146,277
Cytek Biosciences, Inc.†	13,849	124,087
Cytokinetics, Inc.†	10,643	354,944
Day One Biopharmaceuticals, Inc.†	5,626	74,488
Deciphera Pharmaceuticals, Inc.†	5,985	80,917
Denali Therapeutics, Inc.†	13,500	383,805
Design Therapeutics, Inc.†	3,745	30,484
DICE Therapeutics, Inc.†	4,427	208,069
Disc Medicine, Inc.†	884	43,846
Dynavax Technologies Corp.†	14,811	207,206
Dyne Therapeutics, Inc.†	4,857	59,158
Edgewise Therapeutics, Inc.†	4,889	35,641
Editas Medicine, Inc.†	7,955	69,845
Emergent BioSolutions, Inc.†	5,781	39,773
Entrada Therapeutics, Inc.†	2,445	42,470
EQRx, Inc.†	36,461	62,348
Erasca, Inc.†	9,221	24,343
Evolus, Inc.†	4,732	47,415
EyePoint Pharmaceuticals, Inc.†	2,993	37,413
Fate Therapeutics, Inc.†	9,684	39,995
FibroGen, Inc.†	10,389	21,401
Forafric Global PLC†	597	6,609
Genelux Corp.†	316	6,658
Generation Bio Co.†	5,174	26,284
Geron Corp.†	56,906	184,375
Graphite Bio, Inc.†	3,202	8,101
Guardant Health, Inc.†	12,708	495,866
Halozyme Therapeutics, Inc.†	15,260	655,570
Harvard Bioscience, Inc.†	4,470	20,786
HilleVax, Inc.†	2,425	36,909
Humacyte, Inc.†	6,998	22,953
Icosavax, Inc.†	3,147	27,788
Ideaya Biosciences, Inc.†	6,204	138,721
IGM Biosciences, Inc.†	1,363	14,502
Ikena Oncology, Inc.†	2,429	12,509
ImmunityBio, Inc.†	12,598	27,716
ImmunoGen, Inc.†	27,734	494,220
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Immunovant, Inc.†	6,166	$ 140,770
Inhibrx, Inc.†	3,924	78,676
Innoviva, Inc.†	7,088	96,042
Inozyme Pharma, Inc.†	3,868	19,727
Insmed, Inc.†	15,063	332,742
Intellia Therapeutics, Inc.†	10,082	426,771
Intercept Pharmaceuticals, Inc.†	2,804	30,283
Intra-Cellular Therapies, Inc.†	10,707	662,121
Iovance Biotherapeutics, Inc.†	23,773	172,592
iTeos Therapeutics, Inc.†	2,832	39,818
Janux Therapeutics, Inc.†	1,976	27,664
Karyopharm Therapeutics, Inc.†	12,942	23,296
Keros Therapeutics, Inc.†	2,572	107,715
Kezar Life Sciences, Inc.†	8,155	18,267
Kiniksa Pharmaceuticals, Ltd., Class A†	3,585	67,541
Kodiak Sciences, Inc.†	3,706	11,081
Krystal Biotech, Inc.†	2,470	318,877
Kymera Therapeutics, Inc.†	4,342	95,003
Larimar Therapeutics, Inc.†	2,931	12,545
Lexicon Pharmaceuticals, Inc.†	10,586	21,278
Ligand Pharmaceuticals, Inc.†	1,905	127,502
Lineage Cell Therapeutics, Inc.†	14,746	22,561
Liquidia Corp.†	5,423	41,866
MacroGenics, Inc.†	6,954	33,171
MeiraGTx Holdings PLC†	3,726	23,474
Merrimack Pharmaceuticals, Inc.†	1,196	14,364
Mersana Therapeutics, Inc.†	11,466	14,046
Mineralys Therapeutics, Inc.†	1,595	22,537
Monte Rosa Therapeutics, Inc.†	3,485	24,639
Myriad Genetics, Inc.†	9,232	206,335
NeoGenomics, Inc.†	14,561	252,342
NGM Biopharmaceuticals, Inc.†	4,980	11,803
Nkarta, Inc.†	3,455	7,912
Novavax, Inc.†	9,949	92,327
Nurix Therapeutics, Inc.†	5,354	51,987
Nuvalent, Inc., Class A†	2,741	136,639
Nuvation Bio, Inc.†	16,646	30,795
Ocean Biomedical, Inc.†	992	4,652
Olema Pharmaceuticals, Inc.†	3,068	26,538
Omega Therapeutics, Inc.†	2,785	15,568
Omeros Corp.†	6,956	30,259
OmniAb, Inc. (Earnout Shares 12.50)†(1)	660	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	660	0
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	8,027	34,275
Ovid therapeutics, Inc.†	6,814	24,462
PDS Biotechnology Corp.†	3,195	18,259
PepGen, Inc.†	1,148	6,877
Phathom Pharmaceuticals, Inc.†	2,812	42,771
Pliant Therapeutics Inc†	6,456	115,175
Point Biopharma Global, Inc.†	10,340	92,440
Poseida Therapeutics, Inc.†	7,766	13,435
Precigen, Inc.†	15,439	21,460
Prelude Therapeutics Inc†	1,133	4,430
Prime Medicine, Inc.†	4,520	68,116
ProKidney Corp.†	7,050	90,381
Protalix BioTherapeutics, Inc.†	6,418	10,269
Prothena Corp. PLC†	4,737	326,237
PTC Therapeutics, Inc.†	8,095	326,552
Rain Therapeutics, Inc.†	1,942	2,583

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Rallybio Corp.†	3,493	$ 20,888
RAPT Therapeutics, Inc.†	3,375	80,663
Recursion Pharmaceuticals, Inc., Class A†	15,595	220,201
REGENXBIO, Inc.†	4,643	88,217
Relay Therapeutics, Inc.†	10,316	129,982
Replimune Group, Inc.†	4,655	98,081
REVOLUTION Medicines, Inc.†	11,589	304,211
Rigel Pharmaceuticals, Inc.†	19,555	26,986
Rocket Pharmaceuticals, Inc.†	6,411	115,719
Sage Therapeutics, Inc.†	6,041	209,502
Sana Biotechnology, Inc.†	10,657	62,450
Sangamo Therapeutics, Inc.†	16,481	21,673
Savara, Inc.†	8,712	31,189
Scholar Rock Holding Corp.†	3,241	23,011
Scilex Holding Co.†	7,466	40,839
Seer, Inc.†	6,700	33,902
Selecta Biosciences, Inc.†	13,271	14,465
SpringWorks Therapeutics, Inc.†	6,658	208,928
Stoke Therapeutics, Inc.†	3,152	20,929
Sutro Biopharma, Inc.†	6,873	30,722
Syndax Pharmaceuticals, Inc.†	7,529	160,518
Tango Therapeutics, Inc.†	5,101	17,241
Tarsus Pharmaceuticals, Inc.†	2,694	59,295
Tela Bio, Inc.†	1,813	17,749
Tenaya Therapeutics, Inc.†	5,230	25,313
Terns Pharmaceuticals, Inc.†	4,897	35,356
TG Therapeutics, Inc.†	15,680	324,419
Theravance Biopharma, Inc.†	7,048	69,705
Theseus Pharmaceuticals, Inc.†	2,313	7,795
Third Harmonic Bio, Inc.†	2,226	15,782
Travere Therapeutics, Inc.†	8,324	143,090
Twist Bioscience Corp.†	6,504	158,307
Tyra Biosciences, Inc.†	1,598	23,682
UroGen Pharma, Ltd.†	2,236	48,432
Vaxxinity, Inc.†	4,870	13,100
Ventyx Biosciences, Inc.†	5,348	198,143
Vera Therapeutics, Inc.†	3,864	72,527
Veracyte, Inc.†	8,319	228,357
Vericel Corp.†	5,442	195,477
Verve Therapeutics, Inc.†	5,797	118,781
Vigil Neuroscience, Inc.†	1,836	14,945
Viking Therapeutics, Inc.†	10,987	159,311
Vir Biotechnology, Inc.†	9,570	134,746
Viridian Therapeutics, Inc.†	4,822	90,461
Vor BioPharma, Inc.†	4,305	13,001
Wave Life Sciences, Ltd.†	6,756	29,524
X4 Pharmaceuticals, Inc.†	14,069	25,184
Xencor, Inc.†	6,628	160,994
XOMA Corp.†	835	13,151
Zentalis Pharmaceuticals, Inc.†	5,614	149,950
Zevra Therapeutics, Inc.†	3,964	19,344
Zura Bio, Ltd.†	866	5,958
Zymeworks, Inc.†	6,099	45,499
		20,417,731
Building Materials — 1.8%
AAON, Inc.	5,165	543,668
American Woodmark Corp.†	1,904	145,923
Apogee Enterprises, Inc.	2,527	125,162
Aspen Aerogels, Inc.†	5,840	48,706
Boise Cascade Co.	4,542	470,052
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Gibraltar Industries, Inc.†	3,544	$ 229,190
Griffon Corp.	5,017	209,309
JELD-WEN Holding, Inc.†	9,734	173,362
Knife River Corp.†	5,823	253,126
LSI Industries, Inc.	2,990	37,674
Masonite International Corp.†	2,541	265,662
Masterbrand, Inc.†	14,831	183,163
Modine Manufacturing Co.†	5,884	221,003
PGT Innovations, Inc.†	6,648	190,199
Simpson Manufacturing Co., Inc.	4,909	775,622
SmartRent, Inc.†	21,063	83,831
SPX Technologies, Inc.†	5,048	427,111
Summit Materials, Inc., Class A†	13,661	494,255
UFP Industries, Inc.	6,869	705,858
		5,582,876
Chemicals — 1.9%
AdvanSix, Inc.	3,028	121,453
American Vanguard Corp.	3,087	55,751
Amyris, Inc.†	25,108	22,266
Avient Corp.	10,341	419,121
AZZ, Inc.	2,837	125,764
Balchem Corp.	3,658	492,879
Cabot Corp.	6,334	449,714
Codexis, Inc.†	7,620	27,432
Danimer Scientific, Inc.†	10,028	28,179
Ecovyst, Inc.†	10,886	133,789
H.B. Fuller Co.	6,188	458,098
Hawkins, Inc.	2,213	103,458
Ingevity Corp.†	4,276	273,750
Innospec, Inc.	2,853	305,670
Intrepid Potash, Inc.†	1,215	33,412
Koppers Holdings, Inc.	2,306	88,228
Kronos Worldwide, Inc.	2,524	23,599
Lightwave Logic, Inc.†	13,107	88,079
Livent Corp.†	20,642	508,206
Mativ Holdings, Inc.	6,233	98,107
Minerals Technologies, Inc.	3,721	228,283
Oil-Dri Corp. of America	561	35,214
Origin Materials, Inc.†	12,121	54,302
Orion SA	6,413	140,573
Perimeter Solutions SA†	17,912	99,591
Quaker Chemical Corp.	1,588	318,203
Rayonier Advanced Materials, Inc.†	7,288	34,472
Rogers Corp.†	1,980	333,848
Sensient Technologies Corp.	4,813	308,224
Stepan Co.	2,436	233,418
Terawulf, Inc.†	5,756	16,808
Trinseo PLC	4,000	70,480
Tronox Holdings PLC	13,387	177,913
Valhi, Inc.	276	4,234
		5,912,518
Coal — 0.5%
Alpha Metallurgical Resources, Inc.	1,482	256,712
Arch Resources, Inc.	2,093	268,825
CONSOL Energy, Inc.	3,883	289,361
Hallador Energy Co.†	2,610	24,064
NACCO Industries, Inc., Class A	480	17,755
Peabody Energy Corp.	14,249	319,748
Ramaco Resources, Inc.†	516	7,343
Ramaco Resources, Inc.	2,578	23,718

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Coal (continued)
SunCoke Energy, Inc.	9,555	$ 84,848
Warrior Met Coal, Inc.	5,916	261,783
		1,554,157
Commercial Services — 5.2%
2U, Inc.†	9,050	43,259
Aaron's Co., Inc.	3,612	57,142
ABM Industries, Inc.	7,574	350,525
Acacia Research Corp.†	4,344	17,333
Adtalem Global Education, Inc.†	5,187	224,286
AirSculpt Technologies, Inc.	1,391	12,616
Alarm.com Holdings, Inc.†	5,478	302,440
Alight, Inc., Class A†	45,522	445,205
Alta Equipment Group, Inc.	2,173	35,094
AMN Healthcare Services, Inc.†	4,639	497,069
API Group Corp.†	23,922	687,997
Arlo Technologies, Inc.†	9,876	112,191
ASGN, Inc.†	5,513	420,752
Bakkt Holdings, Inc.†	7,962	13,137
Barrett Business Services, Inc.	765	69,408
BrightView Holdings, Inc.†	4,728	36,453
Brink's Co.	5,277	385,010
Carriage Services, Inc.	1,533	49,623
Cass Information Systems, Inc.	1,564	59,354
CBIZ, Inc.†	5,481	289,890
Chegg, Inc.†	13,504	136,796
Cimpress PLC†	2,038	141,641
Cipher Mining, Inc.†	4,755	18,069
CompoSecure, Inc.†	1,879	13,942
CoreCivic, Inc.†	13,001	126,110
CorVel Corp.†	997	203,946
Coursera, Inc.†	14,886	233,561
CPI Card Group, Inc.†	486	11,863
CRA International, Inc.	777	77,770
Cross Country Healthcare, Inc.†	3,935	101,523
Custom Truck One Source, Inc.†	6,483	44,862
Deluxe Corp.	4,976	94,494
Distribution Solutions Group, Inc.†	518	28,718
Emerald Holding, Inc.†	1,784	8,831
Ennis, Inc.	2,914	62,768
European Wax Center, Inc., Class A†	3,902	75,582
EVERTEC, Inc.	7,472	293,874
First Advantage Corp.†	6,251	93,765
FiscalNote Holdings, Inc.†	7,115	23,337
Flywire Corp.†	10,984	374,994
Forrester Research, Inc.†	1,343	42,801
Franklin Covey Co.†	1,394	66,424
GEO Group, Inc.†	13,614	101,697
Graham Holdings Co., Class B	424	248,782
Green Dot Corp., Class A†	5,310	103,811
Hackett Group, Inc.	2,858	66,449
Healthcare Services Group, Inc.	8,509	107,298
Heidrick & Struggles International, Inc.	2,266	61,794
Herc Holdings, Inc.	3,233	432,672
HireQuest, Inc.	612	15,306
Huron Consulting Group, Inc.†	2,177	205,879
I3 Verticals, Inc., Class A†	2,575	64,401
ICF International, Inc.	2,141	251,760
Information Services Group, Inc.	4,011	20,657
Insperity, Inc.	4,168	490,365
John Wiley & Sons, Inc., Class A	4,880	167,042
Kelly Services, Inc., Class A	3,771	69,085
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Kforce, Inc.	2,215	$ 140,520
Korn Ferry	5,966	314,289
Laureate Education, Inc.	14,981	192,056
Legalzoom.com, Inc.†	11,904	181,893
Lincoln Educational Services Corp.†	2,707	19,247
LiveRamp Holdings, Inc.†	7,293	208,142
Marathon Digital Holdings, Inc.†	19,246	334,303
MarketWise, Inc.	3,622	6,954
Marqeta, Inc., Class A†	56,036	312,681
Matthews International Corp., Class A	3,397	155,922
Medifast, Inc.	1,227	125,019
Monro, Inc.	3,562	130,547
Multiplan Corp.†	43,279	93,050
National Research Corp.	1,646	70,630
Payoneer Global, Inc.†	30,296	161,175
Paysafe, Ltd.†	3,710	44,631
Perdoceo Education Corp.†	7,681	102,541
Performant Financial Corp.†	7,690	23,608
Priority Technology Holdings, Inc.†	2,018	9,081
PROG Holdings, Inc.†	5,295	214,871
Progyny, Inc.†	8,979	374,963
Quad/Graphics, Inc.†	3,553	21,034
Remitly Global, Inc.†	9,641	185,878
Rent the Runway, Inc., Class A†	5,495	10,166
Repay Holdings Corp.†	9,286	77,538
Resources Connection, Inc.	3,708	59,254
Riot Platforms, Inc.†	18,278	338,509
Sabre Corp.†	37,472	153,635
SEACOR Marine Holdings, Inc.†	2,752	31,620
SoundThinking, Inc.†	1,023	23,243
SP Plus Corp.†	2,237	86,013
Sterling Check Corp.†	2,708	32,523
StoneCo, Ltd., Class A†	33,282	482,256
Strategic Education, Inc.	2,588	194,359
Stride, Inc.†	4,850	185,318
Target Hospitality Corp.†	3,573	45,627
Textainer Group Holdings, Ltd.	4,936	202,870
Transcat, Inc.†	844	70,795
TriNet Group, Inc.†	4,307	453,226
Triton International, Ltd.	6,242	526,263
TrueBlue, Inc.†	3,476	51,966
Udemy, Inc.†	9,806	115,809
Universal Technical Institute, Inc.†	3,747	27,278
Upbound Group, Inc.	6,301	218,204
V2X, Inc.†	1,318	67,824
Viad Corp.†	2,327	65,645
Willdan Group, Inc.†	1,393	28,111
WW International, Inc.†	6,231	72,591
ZipRecruiter, Inc., Class A†	7,973	147,660
		15,982,791
Computers — 2.2%
3D Systems Corp.†	14,577	126,966
Cantaloupe, Inc.†	6,553	50,524
Conduent, Inc.†	19,670	68,058
Corsair Gaming, Inc.†	4,224	78,059
Cricut, Inc.	5,466	64,827
Desktop Metal, Inc., Class A†	32,056	58,342
ExlService Holdings, Inc.†	3,698	521,233
Grid Dynamics Holdings, Inc.†	6,339	66,052
Insight Enterprises, Inc.†	3,283	481,583
Integral Ad Science Holding Corp.†	4,317	90,009
Maximus, Inc.	6,956	582,635

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Mitek Systems, Inc.†	4,878	$ 49,804
NetScout Systems, Inc.†	7,799	217,982
NextNav, Inc.†	6,186	19,857
OneSpan, Inc.†	4,581	62,943
PAR Technology Corp.†	3,046	105,361
Parsons Corp.†	4,719	233,213
PlayAGS, Inc.†	4,221	27,943
Presto Automation, Inc.†	364	1,449
Qualys, Inc.†	4,254	590,455
Rapid7, Inc.†	6,860	314,943
Rimini Street, Inc.†	5,577	15,169
Super Micro Computer, Inc.†	5,304	1,751,752
System1, Inc.†	2,831	8,097
Tenable Holdings, Inc.†	13,056	635,305
Thoughtworks Holding, Inc.†	10,580	75,012
Tingo Group, Inc.†	13,955	19,677
TTEC Holdings, Inc.	2,223	76,560
Unisys Corp.†	7,598	41,333
Varonis Systems, Inc.†	12,430	356,741
Velo3D, Inc.†	10,171	23,292
Vuzix Corp.†	6,745	35,614
		6,850,790
Cosmetics/Personal Care — 0.4%
Beauty Health Co.†	9,350	77,511
Edgewell Personal Care Co.	5,858	230,864
elf Beauty, Inc.†	5,742	670,206
Inter Parfums, Inc.	2,099	313,926
Waldencast PLC, Class A†	2,290	12,710
		1,305,217
Distribution/Wholesale — 0.6%
A-Mark Precious Metals, Inc.	2,175	88,718
EVI Industries, Inc.†	542	13,788
G-III Apparel Group, Ltd.†	4,817	99,760
Global Industrial Co.	1,499	42,721
H&E Equipment Services, Inc.	3,677	178,629
Hudson Technologies, Inc.†	5,011	45,550
MRC Global, Inc.†	9,593	108,305
OPENLANE, Inc.†	12,343	193,785
Resideo Technologies, Inc.†	16,748	313,523
Rush Enterprises, Inc., Class A	4,747	307,036
Rush Enterprises, Inc., Class B	713	48,990
ScanSource, Inc.†	2,878	86,599
ThredUp, Inc., Class A†	8,205	28,882
Titan Machinery, Inc.†	2,353	75,108
Veritiv Corp.	1,498	209,915
VSE Corp.	1,221	65,629
		1,906,938
Diversified Finan Serv — 0.0%
Ocwen Financial Corp.†	734	24,780
Diversified Financial Services — 2.7%
AlTi Global, Inc.†	2,404	18,799
Amerant Bancorp, Inc.	2,951	58,489
Applied Digital Corp.†	7,797	74,695
Artisan Partners Asset Management, Inc., Class A	7,026	291,509
AssetMark Financial Holdings, Inc.†	2,513	75,139
Atlanticus Holdings Corp.†	529	21,530
Avantax, Inc.†	4,498	116,408
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
B. Riley Financial, Inc.	2,137	$ 118,668
BGC Group, Inc., Class A	35,932	171,036
Bit Digital, Inc.†	8,262	36,601
Bread Financial Holdings, Inc.	5,772	239,942
BrightSphere Investment Group, Inc.	3,724	79,247
Brookfield Business Corp., Class A	2,971	60,965
Cohen & Steers, Inc.	2,973	191,194
Columbia Financial, Inc.†	3,394	59,327
Consumer Portfolio Services, Inc.†	1,059	13,566
Diamond Hill Investment Group, Inc.	332	60,261
Enact Holdings, Inc.	3,431	93,323
Encore Capital Group, Inc.†	2,657	142,150
Enova International, Inc.†	3,478	191,603
Federal Agricultural Mtg. Corp., Class C	1,044	167,823
Finance of America Cos., Inc., Class A†	6,105	12,149
First Western Financial, Inc.†	916	18,998
Focus Financial Partners, Inc., Class A†	6,719	351,605
Forge Global Holdings, Inc.†	12,556	36,538
FTAI Aviation, Ltd.	11,383	366,646
GCM Grosvenor, Inc., Class A	4,741	37,217
Hamilton Lane, Inc., Class A	4,178	369,461
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,831	308,907
Home Point Capital, Inc.†	894	2,074
International Money Express, Inc.†	3,530	85,532
LendingClub Corp.†	12,167	102,081
LendingTree, Inc.†	1,201	29,304
Moelis & Co., Class A	7,639	373,012
Mr. Cooper Group, Inc.†	7,622	441,847
Navient Corp.	10,581	201,462
Nelnet, Inc., Class A	1,665	164,302
NerdWallet, Inc., Class A†	3,913	43,865
OppFi, Inc.†	1,229	2,556
Pagseguro Digital, Ltd.†	22,704	257,918
Paysign, Inc.†	3,731	7,164
PennyMac Financial Services, Inc.	2,917	219,446
Perella Weinberg Partners	4,872	48,135
Piper Sandler Cos.	1,984	290,378
PJT Partners, Inc., Class A	2,781	220,561
PRA Group, Inc.†	4,416	105,366
Radian Group, Inc.	17,995	484,605
Regional Management Corp.	897	29,144
Sculptor Capital Management, Inc.	2,858	31,295
Security National Financial Corp., Class A†	1,426	12,178
Silvercrest Asset Management Group, Inc., Class A	1,091	22,737
StepStone Group, Inc., Class A	6,168	173,136
StoneX Group, Inc.†	2,043	187,976
SWK Holdings Corp.†	430	6,940
Upstart Holdings, Inc.†	8,240	566,006
Velocity Financial, Inc.†	1,001	12,392
Victory Capital Holdings, Inc., Class A	3,168	105,051
Virtus Investment Partners, Inc.	793	163,144
WisdomTree, Inc.	15,778	109,815
World Acceptance Corp.†	427	67,419
		8,350,637
Electric — 1.4%
ALLETE, Inc.	6,610	379,612
Altus Power, Inc.†	7,303	49,734
Ameresco, Inc., Class A†	3,677	214,038

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Avista Corp.	8,628	$ 333,386
Black Hills Corp.	7,621	459,775
FTC Solar, Inc.†	7,270	27,626
Genie Energy, Ltd., Class B	2,259	30,293
MGE Energy, Inc.	4,173	334,842
NorthWestern Corp.	6,883	388,683
Ormat Technologies, Inc.	6,116	497,231
Otter Tail Corp.	4,721	382,448
PNM Resources, Inc.	9,805	439,460
Portland General Electric Co.	11,109	529,566
Unitil Corp.	1,824	94,921
		4,161,615
Electrical Components & Equipment — 0.8%
Belden, Inc.	4,861	469,767
Blink Charging Co.†	5,275	33,760
Encore Wire Corp.	1,915	326,871
Energizer Holdings, Inc.	8,193	292,490
EnerSys	4,718	511,054
ESS Tech, Inc.†	10,426	20,122
Insteel Industries, Inc.	2,143	69,112
nLight, Inc.†	5,040	72,576
Novanta, Inc.†	4,094	724,229
Powell Industries, Inc.	1,048	63,697
		2,583,678
Electronics — 2.1%
Advanced Energy Industries, Inc.	4,302	538,524
Akoustis Technologies, Inc.†	7,902	18,886
Allied Motion Technologies, Inc.	1,583	61,579
Atkore, Inc.†	4,528	718,458
Badger Meter, Inc.	3,364	553,849
Bel Fuse, Inc.	1,196	64,165
Benchmark Electronics, Inc.	4,044	107,206
Charge Enterprises, Inc.†	15,393	14,636
Comtech Telecommunications Corp.	3,118	31,679
CTS Corp.	3,586	160,043
Enovix Corp.†	15,652	336,831
ESCO Technologies, Inc.	2,928	294,410
Evolv Technologies Holdings, Inc.†	12,876	84,724
FARO Technologies, Inc.†	2,326	38,588
GoPro, Inc., Class A†	14,790	60,491
Itron, Inc.†	5,209	409,792
Kimball Electronics, Inc.†	2,738	79,895
Knowles Corp.†	10,277	187,761
Luna Innovations, Inc.†	3,671	33,186
Mesa Laboratories, Inc.	589	75,781
MicroVision, Inc.†	20,217	80,868
Mirion Technologies, Inc.†	22,907	172,948
Napco Security Technologies, Inc.	3,608	135,228
NEXTracker, Inc., Class A†	4,977	210,776
NVE Corp.	545	43,169
OSI Systems, Inc.†	1,813	216,164
Plexus Corp.†	3,139	309,160
Sanmina Corp.†	6,593	405,206
SKYX Platforms Corp.†	6,496	13,772
Stoneridge, Inc.†	3,025	61,831
TTM Technologies, Inc.†	11,696	167,955
Turtle Beach Corp.†	1,788	20,115
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Vicor Corp.†	2,535	$ 233,904
Vishay Intertechnology, Inc.	14,748	415,156
		6,356,736
Energy-Alternate Sources — 0.7%
Array Technologies, Inc.†	17,320	329,946
Cleanspark, Inc.†	8,746	52,563
Energy Vault Holdings, Inc.†	11,204	37,533
Eneti, Inc.	2,820	35,758
Enviva, Inc.	3,578	48,196
Eos Energy Enterprises, Inc.†	12,299	30,256
Fluence Energy, Inc.†	4,499	131,551
FuelCell Energy, Inc.†	46,812	102,518
FutureFuel Corp.	2,987	29,034
Gevo, Inc.†	26,722	45,962
Green Plains, Inc.†	6,649	236,106
Maxeon Solar Technologie†	2,884	71,206
Montauk Renewables, Inc.†	7,619	66,666
REX American Resources Corp.†	1,773	65,636
Shoals Technologies Group, Inc., Class A†	19,607	508,998
Stem, Inc.†	16,279	115,092
Sunnova Energy International, Inc.†	11,544	203,867
SunPower Corp.†	9,981	98,512
TPI Composites, Inc.†	4,788	28,441
Verde Clean Fuels, Inc.†	491	2,671
		2,240,512
Engineering & Construction — 1.4%
908 Devices, Inc.†	2,506	17,442
Arcosa, Inc.	5,548	428,195
Bowman Consulting Group, Ltd.†	1,149	39,813
Comfort Systems USA, Inc.	4,048	704,230
Concrete Pumping Holdings, Inc.†	2,964	23,919
Construction Partners, Inc., Class A†	4,594	135,064
Dycom Industries, Inc.†	3,278	326,423
Exponent, Inc.	5,791	518,758
Fluor Corp.†	16,309	505,253
Frontdoor, Inc.†	9,410	328,597
Granite Construction, Inc.	5,044	206,451
Great Lakes Dredge & Dock Corp.†	7,495	62,958
IES Holdings, Inc.†	936	53,651
INNOVATE Corp.†	5,247	8,657
Iteris, Inc.†	4,881	20,305
Latham Group, Inc.†	4,440	17,494
Limbach Holdings, Inc.†	1,052	27,794
Mistras Group, Inc.†	2,380	18,421
MYR Group, Inc.†	1,880	268,013
NV5 Global, Inc.†	1,554	170,241
Primoris Services Corp.	6,071	192,815
Southland Holdings, Inc.†	429	3,419
Sterling Infrastructure, Inc.†	3,424	205,406
Tutor Perini Corp.†	4,852	40,999
		4,324,318
Entertainment — 1.1%
Accel Entertainment, Inc.†	6,164	70,270
Atlanta Braves Holdings, Inc., Class A†	1,148	54,346
Atlanta Braves Holdings, Inc., Class C†	5,005	203,804
Bally's Corp.†	3,371	54,880
Cinemark Holdings, Inc.†	12,568	209,760
Everi Holdings, Inc.†	9,649	143,191
Golden Entertainment, Inc.†	2,314	97,975

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
IMAX Corp.†	5,136	$ 94,554
International Game Technology PLC	12,417	420,067
Light & Wonder, Inc.†	10,444	734,213
Lions Gate Entertainment Corp., Class A†	6,661	51,157
Lions Gate Entertainment Corp., Class B†	13,235	96,880
Loop Media, Inc.†	4,166	9,582
Madison Square Garden Entertainment Corp.†	4,942	172,179
Monarch Casino & Resort, Inc.	1,540	106,753
RCI Hospitality Holdings, Inc.	979	68,285
Red Rock Resorts, Inc., Class A	5,444	264,034
Reservoir Media, Inc.†	2,268	12,383
Rush Street Interactive, Inc.†	7,198	27,568
SeaWorld Entertainment, Inc.†	4,558	252,376
Six Flags Entertainment Corp.†	8,260	197,414
Sphere Entertainment Co.†	2,982	126,586
Super Group SGHC, Ltd.†	15,594	47,250
		3,515,507
Environmental Control — 0.4%
374Water, Inc.†	6,768	13,468
Casella Waste Systems, Inc., Class A†	6,364	513,511
CECO Environmental Corp.†	3,393	40,852
Energy Recovery, Inc.†	6,368	194,097
Enviri Corp.†	9,021	85,068
Heritage-Crystal Clean, Inc.†	1,795	82,696
LanzaTech Global, Inc.†	2,358	15,280
Li-Cycle Holdings Corp.†	15,770	95,093
Montrose Environmental Group, Inc.†	3,190	129,099
Pure Cycle Corp.†	2,235	27,535
PureCycle Technologies, Inc.†	13,278	157,211
		1,353,910
Food — 1.3%
B&G Foods, Inc.	8,129	107,791
Beyond Meat, Inc.†	6,776	116,547
Calavo Growers, Inc.	1,978	74,630
Cal-Maine Foods, Inc.	4,366	201,666
Chefs' Warehouse, Inc.†	4,025	146,268
Hain Celestial Group, Inc.†	10,224	129,538
HF Foods Group, Inc.†	4,602	24,068
Hostess Brands, Inc.†	15,188	365,120
Ingles Markets, Inc., Class A	1,608	136,358
J&J Snack Foods Corp.	1,722	276,071
John B. Sanfilippo & Son, Inc.	1,025	111,633
Krispy Kreme, Inc.	10,010	154,154
Lancaster Colony Corp.	2,234	430,335
Mission Produce, Inc.†	5,540	64,375
Nathan's Famous, Inc.	322	25,792
Natural Grocers by Vitamin Cottage, Inc.	1,067	13,284
Seneca Foods Corp., Class A†	600	23,139
Simply Good Foods Co.†	10,381	401,849
SpartanNash Co.	3,989	89,513
Sprouts Farmers Market, Inc.†	11,846	464,955
SunOpta, Inc.†	10,381	68,826
TreeHouse Foods, Inc.†	5,890	303,983
United Natural Foods, Inc.†	6,774	140,899
Utz Brands, Inc.	8,233	137,903
Security Description	Shares or Principal Amount	Value

Food (continued)
Village Super Market, Inc., Class A	975	$ 22,698
Weis Markets, Inc.	1,884	124,985
		4,156,380
Food Service — 0.0%
Sovos Brands, Inc.†	4,539	80,794
Forest Products & Paper — 0.1%
Glatfelter Corp.†	5,058	17,197
Sylvamo Corp.	4,163	204,279
		221,476
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	11,277	526,861
Chesapeake Utilities Corp.	1,999	236,362
New Jersey Resources Corp.	11,116	496,885
Northwest Natural Holding Co.	4,106	176,435
ONE Gas, Inc.	6,313	499,548
RGC Resources, Inc.	915	18,410
Southwest Gas Holdings, Inc.	7,065	465,866
Spire, Inc.	5,894	374,681
		2,795,048
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	2,221	51,683
Enerpac Tool Group Corp.	6,569	180,516
Franklin Electric Co., Inc.	5,282	521,967
Kennametal, Inc.	9,223	281,117
Luxfer Holdings PLC	3,136	39,702
		1,074,985
Healthcare-Products — 3.6%
Accuray, Inc.†	10,658	45,403
Adaptive Biotechnologies Corp.†	12,980	109,551
Akoya Biosciences, Inc.†	2,079	14,345
Alphatec Holdings, Inc.†	8,806	155,602
AngioDynamics, Inc.†	4,312	37,471
Artivion, Inc.†	4,501	78,407
AtriCure, Inc.†	5,323	294,628
Atrion Corp.	157	88,016
Avanos Medical, Inc.†	5,288	129,397
Avita Medical, Inc.†	2,873	58,178
Axogen, Inc.†	4,647	40,150
Axonics, Inc.†	5,607	338,495
BioLife Solutions, Inc.†	3,976	79,043
Butterfly Network, Inc.†	15,947	40,984
CareDx, Inc.†	5,948	64,893
Castle Biosciences, Inc.†	2,839	47,837
Celcuity, Inc.†	1,969	19,454
Cerus Corp.†	20,277	62,250
ClearPoint Neuro, Inc.†	2,619	17,993
CONMED Corp.	3,505	424,280
Cutera, Inc.†	1,904	38,099
CVRx, Inc.†	1,271	22,789
Embecta Corp.	6,604	140,929
Glaukos Corp.†	5,357	413,239
Haemonetics Corp.†	5,733	528,812
Inari Medical, Inc.†	5,924	338,083
InfuSystem Holdings, Inc.†	2,076	21,424
Inmode, Ltd.†	8,854	379,925
Inogen, Inc.†	2,663	21,757
Integer Holdings Corp.†	3,796	351,054
iRadimed Corp.	835	36,682
iRhythm Technologies, Inc.†	3,507	368,445

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
KORU Medical Systems, Inc.†	3,994	$ 10,384
Lantheus Holdings, Inc.†	7,777	672,633
LeMaitre Vascular, Inc.	2,257	142,710
LivaNova PLC†	6,201	362,449
MaxCyte, Inc.†	9,986	44,637
Merit Medical Systems, Inc.†	6,500	485,355
MiMedx Group, Inc.†	13,014	105,023
NanoString Technologies, Inc.†	5,404	25,723
Nautilus Biotechnology, Inc.†	5,769	18,980
Neogen Corp.†	24,909	577,640
Nevro Corp.†	4,059	101,434
NuVasive, Inc.†	6,034	248,661
OmniAb, Inc.†	10,655	58,603
Omnicell, Inc.†	5,138	324,465
OraSure Technologies, Inc.†	8,524	40,233
Orchestra BioMed Holdings, Inc.†	479	2,812
Orthofix Medical, Inc.†	4,019	79,134
OrthoPediatrics Corp.†	1,814	75,735
Pacific Biosciences of California, Inc.†	28,805	380,514
Paragon 28, Inc.†	5,018	88,668
Patterson Cos., Inc.	10,069	331,169
PROCEPT BioRobotics Corp.†	4,125	142,065
Pulmonx Corp.†	4,191	58,674
Pulse Biosciences, Inc.†	1,846	14,583
Quanterix Corp.†	4,026	100,006
Quantum-Si, Inc.†	11,478	44,649
RxSight, Inc.†	3,096	103,314
Sanara Medtech, Inc.†	434	18,167
Semler Scientific, Inc.†	572	14,043
SI-BONE, Inc.†	3,974	102,370
Silk Road Medical, Inc.†	4,391	100,290
SomaLogic, Inc.†	17,271	42,314
STAAR Surgical Co.†	5,556	304,302
Surmodics, Inc.†	1,574	50,478
Tactile Systems Technology, Inc.†	2,659	60,918
TransMedics Group, Inc.†	3,625	337,778
Treace Medical Concepts, Inc.†	5,167	117,756
UFP Technologies, Inc.†	810	157,679
Utah Medical Products, Inc.	392	38,545
Varex Imaging Corp.†	4,434	103,268
Vicarious Surgical, Inc.†	8,007	13,132
Zimvie, Inc.†	2,953	40,515
Zynex, Inc.†	2,252	21,980
		10,971,403
Healthcare-Services — 1.3%
23andMe Holding Co., Class A†	29,697	57,018
Accolade, Inc.†	7,545	113,326
Addus HomeCare Corp.†	1,789	163,819
Agiliti, Inc.†	3,388	58,172
American Well Corp., Class A†	28,025	68,661
ATI Physical Therapy, Inc.†	1	7
Aveanna Healthcare Holdings, Inc.†	5,739	9,928
Brookdale Senior Living, Inc.†	19,486	68,591
Cano Health, Inc.†	27,301	40,133
CareMax, Inc.†	8,588	20,525
Community Health Systems, Inc.†	14,367	63,071
DocGo, Inc.†	8,889	74,579
Enhabit, Inc.†	5,755	79,016
Ensign Group, Inc.	6,235	603,984
Fulgent Genetics, Inc.†	2,340	90,862
HealthEquity, Inc.†	9,610	652,903
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Innovage Holding Corp.†	2,162	$ 15,566
Invitae Corp.†	30,031	42,644
Joint Corp.†	1,627	21,965
LifeStance Health Group, Inc.†	12,128	113,882
ModivCare, Inc.†	1,457	63,729
Nano-X Imaging, Ltd.†	5,243	65,013
National HealthCare Corp.	1,428	84,281
OPKO Health, Inc.†	46,092	85,731
Oscar Health, Inc., Class A†	17,677	132,931
P3 Health Partners, Inc.†	4,553	10,108
Pediatrix Medical Group, Inc. †	9,619	132,069
Pennant Group, Inc.†	3,310	37,999
Quipt Home Medical Corp.†	4,611	24,484
RadNet, Inc.†	5,644	186,704
Select Medical Holdings Corp.	11,883	356,609
Surgery Partners, Inc.†	7,717	298,108
Thorne HealthTech, Inc.†	1,605	9,582
U.S. Physical Therapy, Inc.	1,483	172,428
Viemed Healthcare, Inc.†	3,901	32,963
		4,051,391
Home Builders — 1.8%
Beazer Homes USA, Inc.†	3,369	113,299
Cavco Industries, Inc.†	1,000	295,650
Century Communities, Inc.	3,253	251,197
Dream Finders Homes, Inc., Class A†	2,769	70,610
Forestar Group, Inc.†	2,095	61,761
Green Brick Partners, Inc.†	3,016	170,464
Hovnanian Enterprises, Inc., Class A†	550	58,641
Installed Building Products, Inc.	2,710	401,134
KB Home	8,475	457,396
Landsea Homes Corp.†	1,537	15,170
LCI Industries	2,826	385,099
LGI Homes, Inc.†	2,380	330,225
M/I Homes, Inc.†	3,081	308,100
MDC Holdings, Inc.	6,714	344,294
Meritage Homes Corp.	4,165	620,377
Skyline Champion Corp.†	6,127	426,807
Taylor Morrison Home Corp.†	12,032	582,589
Tri Pointe Homes, Inc.†	11,343	361,615
United Homes Group, Inc.†	703	7,993
Winnebago Industries, Inc.	3,393	233,438
		5,495,859
Home Furnishings — 0.3%
Daktronics, Inc.†	4,465	32,103
Ethan Allen Interiors, Inc.	2,611	82,168
Hooker Furnishings Corp.	1,256	25,208
iRobot Corp.†	3,135	125,400
Lovesac Co.†	1,604	46,965
MillerKnoll, Inc.	8,684	169,946
Purple Innovation, Inc.	7,343	22,910
Sleep Number Corp.†	2,443	67,647
Snap One Holdings Corp.†	2,090	20,357
Sonos, Inc.†	14,525	248,958
Traeger, Inc.†	4,016	17,911
Vizio Holding Corp., Class A†	8,668	64,577
VOXX International Corp.†	1,588	14,673
Xperi, Inc.†	4,825	63,304
		1,002,127
Household Products/Wares — 0.4%
ACCO Brands Corp.	10,560	64,310

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household Products/Wares (continued)
Bright Green Corp.†	6,894	$ 5,102
Central Garden & Pet Co.†	1,118	45,257
Central Garden & Pet Co., Class A†	4,502	172,066
Helen of Troy, Ltd.†	2,753	388,999
Quanex Building Products Corp.	3,774	106,200
WD-40 Co.	1,553	356,414
		1,138,348
Insurance — 1.9%
Ambac Financial Group, Inc.†	5,059	71,534
American Equity Investment Life Holding Co.†	8,891	477,180
AMERISAFE, Inc.	2,180	113,622
Argo Group International Holdings, Ltd.	3,657	108,613
BRP Group, Inc., Class A†	6,758	168,342
CNO Financial Group, Inc.	13,014	334,720
Crawford & Co., Class A	1,656	15,914
Donegal Group, Inc., Class A	1,757	25,600
eHealth, Inc.†	2,792	21,108
Employers Holdings, Inc.	3,064	118,362
Enstar Group, Ltd.†	1,364	349,020
Essent Group, Ltd.	12,108	600,557
F&G Annuities & Life, Inc.	2,141	56,094
Genworth Financial, Inc., Class A†	55,546	325,500
GoHealth, Inc.†	448	8,297
Goosehead Insurance, Inc., Class A†	2,464	164,768
Greenlight Capital Re, Ltd., Class A†	2,954	30,367
HCI Group, Inc.	736	46,228
Hippo Holdings, Inc.†	1,198	20,606
Horace Mann Educators Corp.	4,700	141,611
Investors Title Co.	139	21,761
Jackson Financial, Inc., Class A	9,307	307,317
James River Group Holdings, Ltd.	4,233	78,268
Kingsway Financial Services, Inc.†	1,216	10,178
Lemonade, Inc.†	5,796	134,757
Maiden Holdings, Ltd.†	10,374	20,229
MBIA, Inc.†	5,530	48,332
Mercury General Corp.	3,065	98,632
National Western Life Group, Inc., Class A	260	109,634
NI Holdings, Inc.†	944	13,150
NMI Holdings, Inc., Class A†	9,385	250,673
Palomar Holdings, Inc.†	2,788	168,841
ProAssurance Corp.	6,176	103,757
Safety Insurance Group, Inc.	1,642	118,224
Selective Insurance Group, Inc.	6,886	710,566
Selectquote, Inc.†	15,592	29,469
SiriusPoint, Ltd.†	10,455	97,650
Skyward Specialty Insurance Group, Inc.†	1,192	28,239
Stewart Information Services Corp.	3,061	144,265
Tiptree, Inc.	2,743	40,514
Trupanion, Inc.†	4,524	139,565
United Fire Group, Inc.	2,404	57,792
United Insurance Holdings Corp.†	2,241	11,877
Universal Insurance Holdings, Inc.	2,895	44,959
		5,986,692
Internet — 1.7%
1-800-Flowers.com, Inc., Class A†	2,976	25,832
Allbirds, Inc., Class A†	10,864	16,296
Security Description	Shares or Principal Amount	Value

Internet (continued)
BARK, Inc.†	12,512	$ 18,017
Blade Air Mobility, Inc.†	6,687	27,885
Bumble, Inc., Class A†	11,570	214,276
Cargurus, Inc.†	11,183	253,407
CarParts.com, Inc.†	6,070	30,471
Cars.com, Inc.†	7,607	173,516
Cogent Communications Holdings, Inc.	4,951	303,199
ContextLogic, Inc., Class A†	2,523	23,968
Couchbase, Inc.†	3,886	64,857
DHI Group, Inc.†	4,979	18,771
ePlus, Inc.†	3,039	171,248
Eventbrite, Inc., Class A†	8,840	101,748
EverQuote, Inc., Class A†	2,420	17,134
Figs, Inc., Class A†	14,612	107,544
fuboTV, Inc.†	23,261	78,390
Gambling.com Group, Ltd.†	1,219	14,933
Grindr, Inc.†	4,687	27,653
HealthStream, Inc.	2,790	62,719
Hims & Hers Health, Inc.†	13,969	125,302
Lands' End, Inc.†	1,715	16,087
Liquidity Services, Inc.†	2,711	45,491
Magnite, Inc.†	15,307	231,595
MediaAlpha, Inc., Class A†	2,474	25,086
Mondee Holdings, Inc.†	5,188	44,409
Nerdy, Inc.†	6,773	33,459
Nextdoor Holdings, Inc.†	16,633	51,729
Open Lending Corp.†	11,377	128,446
Opendoor Technologies, Inc.†	62,394	318,833
OptimizeRx Corp.†	1,901	26,519
Overstock.com, Inc.†	5,157	188,076
Perficient, Inc.†	3,924	250,312
Q2 Holdings, Inc.†	6,509	230,874
QuinStreet, Inc.†	5,939	52,738
Revolve Group, Inc.†	4,691	92,507
Rover Group, Inc.†	10,615	58,170
Shutterstock, Inc.	2,820	145,089
Solo Brands, Inc., Class A†	2,509	14,703
Sprinklr, Inc.†	9,946	139,642
Squarespace, Inc., Class A†	5,108	169,279
Stitch Fix, Inc., Class A†	9,642	49,271
TechTarget, Inc.†	2,981	96,823
TrueCar, Inc.†	10,078	24,691
Tucows, Inc., Class A†	1,135	35,060
Upwork, Inc.†	14,147	147,553
Vivid Seats, Inc., Class A†	2,913	24,265
Yelp, Inc.†	7,698	346,795
Ziff Davis, Inc.†	5,382	390,303
		5,254,971
Investment Companies — 0.1%
Cannae Holdings, Inc.†	8,183	166,770
Compass Diversified Holdings	7,223	162,734
FTAI Infrastructure, Inc.	11,310	40,150
		369,654
Iron/Steel — 0.6%
ATI, Inc.†	14,749	703,232
Carpenter Technology Corp.	5,509	329,769
Commercial Metals Co.	13,398	766,634
Haynes International, Inc.	1,430	71,729
Schnitzer Steel Industries, Inc., Class A	2,958	107,109
		1,978,473

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time — 0.6%
Acushnet Holdings Corp.	3,570	$ 212,879
Bowlero Corp.†	3,361	40,769
Camping World Holdings, Inc., Class A	4,780	153,103
Clarus Corp.	3,345	29,771
Dragonfly Energy Holdings Corp.†	1,740	4,768
Escalade, Inc.	1,138	16,615
Global Business Travel Group I†	3,687	25,956
Johnson Outdoors, Inc., Class A	619	36,595
Liberty TripAdvisor Holdings, Inc.†	59	2,508
Life Time Group Holdings, Inc.†	5,105	92,349
Lindblad Expeditions Holdings, Inc.†	3,996	47,233
Livewire Group, Inc.†	1,260	15,271
Malibu Boats, Inc., Class A†	2,325	139,384
Marine Products Corp.	961	15,414
MasterCraft Boat Holdings, Inc.†	2,005	61,453
OneSpaWorld Holdings, Ltd.†	8,342	107,153
Topgolf Callaway Brands Corp.†	16,456	328,626
Virgin Galactic Holdings, Inc.†	28,871	123,568
Vista Outdoor, Inc.†	6,445	195,284
Xponential Fitness, Inc., Class A†	2,825	59,664
		1,708,363
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	1,233	48,198
Century Casinos, Inc.†	3,143	24,987
Full House Resorts, Inc.†	3,754	24,101
Hilton Grand Vacations, Inc.†	9,305	432,682
Marcus Corp.	2,771	43,228
		573,196
Machinery-Construction & Mining — 0.4%
Argan, Inc.	1,449	55,120
Astec Industries, Inc.	2,599	128,390
Babcock & Wilcox Enterprises, Inc.†	6,720	36,826
Bloom Energy Corp., Class A†	22,027	393,402
Hyster-Yale Materials Handling, Inc.	1,241	59,270
Manitowoc Co., Inc.†	3,984	72,190
NuScale Power Corp.†	6,124	46,420
Terex Corp.	7,684	450,513
Transphorm, Inc.†	3,089	9,638
		1,251,769
Machinery-Diversified — 1.8%
Alamo Group, Inc.	1,154	223,599
Albany International Corp., Class A	3,578	344,490
Applied Industrial Technologies, Inc.	4,413	639,841
Cactus, Inc., Class A	7,391	375,315
Chart Industries, Inc.†	4,826	879,104
CIRCOR International, Inc.†	2,079	115,800
Columbus McKinnon Corp.	3,226	136,589
CSW Industrials, Inc.	1,762	318,129
DXP Enterprises, Inc.†	1,648	62,591
Eastman Kodak Co.†	6,516	35,773
Gencor Industries, Inc.†	1,204	18,361
Gorman-Rupp Co.	2,618	82,991
GrafTech International, Ltd.	22,158	116,994
Ichor Holdings, Ltd.†	3,261	126,266
Intevac, Inc.†	2,917	10,443
Kadant, Inc.	1,337	297,950
Lindsay Corp.	1,264	167,518
Mueller Water Products, Inc., Class A	17,747	285,549
Tennant Co.	2,117	169,868
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Thermon Group Holdings, Inc.†	3,822	$ 105,525
Watts Water Technologies, Inc., Class A	3,128	583,466
Zurn Elkay Water Solutions Corp.	16,922	515,106
		5,611,268
Media — 0.4%
AMC Networks, Inc., Class A†	3,532	44,574
E.W. Scripps Co., Class A†	6,801	67,058
Gannett Co, Inc.†	16,487	46,493
Gray Television, Inc.	9,466	89,643
iHeartMedia, Inc., Class A†	11,736	55,511
Liberty Latin America, Ltd., Class A†	4,144	34,810
Liberty Latin America, Ltd., Class C†	16,446	136,831
Scholastic Corp.	3,271	141,275
Sinclair, Inc.	4,025	55,988
TEGNA, Inc.	25,629	433,130
Thryv Holdings, Inc.†	3,543	83,969
Townsquare Media, Inc.	1,335	15,993
Urban One, Inc.†	949	5,438
Urban One, Inc.†	1,433	8,139
Value Line, Inc.	96	5,143
WideOpenWest, Inc.†	5,876	48,418
		1,272,413
Medical - Biomedical/Gene — 0.0%
Contra Radius Health, Inc.†(1)	5,015	401
Metal Fabricate/Hardware — 0.7%
Helios Technologies, Inc.	3,747	236,810
Hillman Solutions Corp.†	19,730	194,143
Janus International Group, Inc.†	9,709	110,877
Mayville Engineering Co., Inc.†	1,262	15,258
Mueller Industries, Inc.	6,410	519,595
Northwest Pipe Co.†	1,125	36,652
Olympic Steel, Inc.	1,127	62,875
Omega Flex, Inc.	374	33,480
Park-Ohio Holdings Corp.	959	18,480
Proto Labs, Inc.†	3,015	99,947
Ryerson Holding Corp.	2,575	109,412
Standex International Corp.	1,349	200,421
TimkenSteel Corp.†	4,971	115,824
Tredegar Corp.	3,016	20,871
Worthington Industries, Inc.	3,521	262,737
Xometry, Inc., Class A†	3,881	80,570
		2,117,952
Mining — 0.8%
5E Advanced Materials, Inc.†	4,493	15,770
Arconic Corp.†	11,310	338,056
Caledonia Mining Corp. Plc	1,876	22,099
Centrus Energy Corp., Class A†	1,403	52,753
Century Aluminum Co.†	6,015	55,940
Coeur Mining, Inc.†	36,534	112,525
Compass Minerals International, Inc.	3,917	148,337
Constellium SE†	14,478	276,385
Contango ORE, Inc.†	426	7,924
Dakota Gold Corp.†	6,144	18,063
Encore Energy Corp.†	16,182	40,940
Energy Fuels, Inc.†	17,961	114,591
Hecla Mining Co.	68,682	395,608
i-80 Gold Corp.†	22,075	45,033
Ivanhoe Electric, Inc.†	6,377	103,690
Kaiser Aluminum Corp.	1,824	148,109

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
NioCorp Developments, Ltd.†	223	$ 1,064
Novagold Resources, Inc.†	27,645	124,679
Pan American Silver Corp. CVR†	29,003	16,007
Perpetua Resources Corp.†	4,316	16,315
Piedmont Lithium, Inc.†	2,050	112,463
PolyMet Mining Corp.†	3,904	8,120
United States Lime & Minerals, Inc.	235	48,318
Uranium Energy Corp.†	42,060	151,416
		2,374,205
Miscellaneous Manufacturing — 1.0%
AMMO, Inc.†	10,308	21,441
Chase Corp.	867	109,147
Core Molding Technologies, Inc.†	885	21,346
EnPro Industries, Inc.	2,396	332,517
Fabrinet†	4,209	520,401
Federal Signal Corp.	6,853	418,650
Hillenbrand, Inc.	7,898	410,222
John Bean Technologies Corp.	3,642	450,187
LSB Industries, Inc.†	6,284	70,192
Materion Corp.	2,348	279,741
Myers Industries, Inc.	4,179	81,950
NL Industries, Inc.	959	5,562
Park Aerospace Corp.	2,247	32,649
Sight Sciences, Inc.†	2,469	21,727
Smith & Wesson Brands, Inc.	5,228	66,552
Sturm Ruger & Co., Inc.	1,999	105,847
Trinity Industries, Inc.	9,285	243,453
		3,191,584
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,144	73,318
Office Furnishings — 0.1%
CompX International, Inc.	174	3,939
HNI Corp.	5,281	153,624
Interface, Inc.	6,554	64,033
Steelcase, Inc., Class A	10,084	86,420
		308,016
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	20,062	79,044
Xerox Holdings Corp.	13,125	209,738
		288,782
Oil & Gas — 4.2%
Amplify Energy Corp.†	4,146	30,432
Berry Corp.	8,721	68,024
Borr Drilling, Ltd.†	26,160	229,685
California Resources Corp.	8,213	438,164
Callon Petroleum Co.†	7,005	263,108
Chord Energy Corp.	4,786	750,636
Civitas Resources, Inc.	7,918	592,741
CNX Resources Corp.†	18,671	380,888
Comstock Resources, Inc.	10,510	134,002
Crescent Energy Co., Class A	4,371	51,884
CVR Energy, Inc.	3,389	124,512
Delek US Holdings, Inc.	7,604	209,794
Denbury, Inc.†	5,752	505,658
Diamond Offshore Drilling, Inc.†	11,633	184,150
Earthstone Energy, Inc., Class A†	6,530	104,349
Empire Petroleum Corp.†	1,158	10,422
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Evolution Petroleum Corp.	3,604	$ 33,661
Granite Ridge Resources, Inc.	2,969	21,644
Gulfport Energy Corp.†	1,148	117,613
Helmerich & Payne, Inc.	11,489	514,363
HighPeak Energy, Inc.	1,216	18,422
Kosmos Energy, Ltd.†	52,201	370,627
Magnolia Oil & Gas Corp., Class A	20,967	464,419
Matador Resources Co.	12,958	720,854
Murphy Oil Corp.	16,996	735,417
Nabors Industries, Ltd.†	1,048	128,370
Noble Corp. PLC†	12,309	643,391
Northern Oil and Gas, Inc.	8,591	338,228
Par Pacific Holdings, Inc.†	6,319	198,922
Patterson-UTI Energy, Inc.	23,707	375,519
PBF Energy, Inc., Class A	13,308	631,331
Permian Resources Corp.	29,068	339,805
PrimeEnergy Resources Corp.†	84	8,077
Riley Exploration Permian, Inc.	1,011	37,862
Ring Energy, Inc.†	13,706	33,169
SandRidge Energy, Inc.	3,648	62,308
Seadrill, Ltd.†	5,778	282,602
SilverBow Resources, Inc.†	2,021	72,372
Sitio Royalties Corp.	9,229	252,321
SM Energy Co.	13,729	498,225
Talos Energy, Inc.†	12,785	204,560
Tellurian, Inc.†	60,944	104,824
VAALCO Energy, Inc.	12,318	54,815
Valaris, Ltd.†	7,020	539,136
Vertex Energy, Inc.†	7,717	40,669
Vital Energy, Inc.†	1,932	101,971
Vitesse Energy, Inc.	2,866	72,195
W&T Offshore, Inc.†	11,237	49,218
Weatherford International PLC†	8,142	676,600
		12,821,959
Oil & Gas Services — 1.3%
Archrock, Inc.	15,898	185,371
Aris Water Solution, Inc., Class A	3,416	37,337
Atlas Energy Solutions, Inc.	1,860	36,735
Bristow Group, Inc.†	2,700	83,079
ChampionX Corp.	22,756	810,114
Core Laboratories, Inc.	5,360	139,306
DMC Global, Inc.†	2,232	42,096
Dril-Quip, Inc.†	3,891	100,738
Expro Group Holdings NV†	10,084	223,764
Forum Energy Technologies, Inc.†	1,121	30,502
Helix Energy Solutions Group, Inc.†	16,452	157,939
KLX Energy Services Holdings, Inc.†	1,447	16,973
Liberty Energy, Inc.	19,550	321,988
Mammoth Energy Services, Inc.†	2,662	13,017
Newpark Resources, Inc.†	8,680	47,914
NexTier Oilfield Solutions, Inc.†	22,245	265,160
NOW, Inc.†	12,548	142,922
Oceaneering International, Inc.†	11,491	257,973
Oil States International, Inc.†	7,209	57,960
ProFrac Holding Corp., Class A†	2,759	35,508
ProPetro Holding Corp.†	11,274	117,701
Ranger Energy Services, Inc.†	1,775	18,638
RPC, Inc.	9,723	80,895
Select Water Solutions, Inc.	9,736	81,880
Solaris Oilfield Infrastructure, Inc., Class A	3,681	40,233
TETRA Technologies, Inc.†	14,324	64,315

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Tidewater, Inc.†	5,433	$ 342,877
US Silica Holdings, Inc.†	8,618	112,120
		3,865,055
Packaging & Containers — 0.3%
Clearwater Paper Corp.†	1,916	61,753
Greif, Inc., Class A	2,832	209,483
Greif, Inc., Class B	591	46,730
Karat Packaging, Inc.	653	13,276
O-I Glass, Inc.†	17,765	407,884
Pactiv Evergreen, Inc.	4,576	39,399
Ranpak Holdings Corp.†	4,955	31,762
TriMas Corp.	4,744	122,205
		932,492
Pharmaceuticals — 2.7%
Aclaris Therapeutics, Inc.†	7,936	78,328
AdaptHealth Corp.†	8,415	115,622
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Agios Pharmaceuticals, Inc.†	6,347	168,322
Alector, Inc.†	7,253	49,756
Alkermes PLC†	18,961	555,178
Amneal Pharmaceuticals, Inc.†	13,929	44,573
Amphastar Pharmaceuticals, Inc.†	4,342	263,516
Amylyx Pharmaceuticals, Inc.†	5,804	136,104
Anika Therapeutics, Inc.†	1,673	39,031
Arvinas, Inc.†	5,611	138,704
Assertio Holdings, Inc.†	10,141	57,702
BellRing Brands, Inc.†	15,330	551,113
Beyond Air, Inc.†	2,929	10,574
Biote Corp.†	1,600	10,912
Bioxcel Therapeutics, Inc.†	2,192	20,035
Catalyst Pharmaceuticals, Inc.†	11,018	152,379
Citius Pharmaceuticals, Inc.†	14,043	13,901
Coherus Biosciences, Inc.†	8,793	42,382
Collegium Pharmaceutical, Inc.†	3,961	90,152
Corcept Therapeutics, Inc.†	9,171	233,677
CorMedix, Inc.†	5,099	22,538
Eagle Pharmaceuticals, Inc.†	1,182	24,538
Enanta Pharmaceuticals, Inc.†	2,286	43,365
Enliven Therapeutics, Inc.†	2,667	50,513
Eyenovia, Inc.†	3,179	6,771
Fennec Pharmaceuticals, Inc.†	2,074	18,479
Foghorn Therapeutics, Inc.†	2,323	21,279
Gritstone Bio, Inc.†	10,029	19,757
Harmony Biosciences Holdings, Inc.†	3,770	133,345
Harrow Health, Inc.†	2,971	65,600
Herbalife, Ltd.†	11,299	183,496
Heron Therapeutics, Inc.†	11,832	19,641
Immuneering Corp., Class A†	2,317	23,541
Ironwood Pharmaceuticals, Inc.†	15,841	175,677
Jounce Therapeutics, Inc.†(1)	4,828	145
KalVista Pharmaceuticals, Inc.†	2,814	28,421
Kura Oncology, Inc.†	7,447	77,747
Longboard Pharmaceuticals, Inc.†	1,780	12,816
Lyell Immunopharma, Inc.†	19,830	57,309
Madrigal Pharmaceuticals, Inc.†	1,556	319,447
MannKind Corp.†	29,347	134,116
Marinus Pharmaceuticals, Inc.†	5,693	60,573
Mirum Pharmaceuticals, Inc.†	3,055	78,697
Morphic Holding, Inc.†	3,478	197,307
Nature's Sunshine Products, Inc.†	1,507	21,023
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Nuvectis Pharma, Inc.†	783	$ 11,001
Ocular Therapeutix, Inc.†	8,918	40,488
Optinose, Inc.†	8,332	10,040
Option Care Health, Inc.†	19,448	656,953
ORIC Pharmaceuticals, Inc.†	4,460	37,286
Outlook Therapeutics, Inc.†	17,724	30,663
Owens & Minor, Inc.†	8,489	163,328
Pacira BioSciences, Inc.†	5,206	189,238
PetIQ, Inc.†	3,123	52,279
Phibro Animal Health Corp., Class A	2,337	33,840
PMV Pharmaceuticals, Inc.†	4,407	28,822
Prestige Consumer Healthcare, Inc.†	5,696	371,436
Protagonist Therapeutics, Inc.†	6,195	120,183
Reata Pharmaceuticals, Inc., Class A†	3,266	540,784
Reneo Pharmaceuticals, Inc.†	1,106	8,881
Revance Therapeutics, Inc.†	9,533	225,265
Rhythm Pharmaceuticals, Inc.†	5,871	104,739
Scpharmaceuticals, Inc.†	3,300	27,819
Seres Therapeutics, Inc.†	11,115	53,463
SIGA Technologies, Inc.	5,265	30,221
Summit Therapeutics, Inc.†	13,241	27,806
Supernus Pharmaceuticals, Inc.†	5,617	172,386
Taro Pharmaceutical Industries, Ltd.†	934	34,138
Trevi Therapeutics, Inc.†	4,757	11,322
USANA Health Sciences, Inc.†	1,299	84,318
Vanda Pharmaceuticals, Inc.†	6,455	37,310
Vaxcyte, Inc.†	10,506	504,918
Verrica Pharmaceuticals, Inc.†	2,385	13,928
Voyager Therapeutics, Inc.†	3,629	33,822
Xeris Biopharma Holdings, Inc.†	15,205	39,685
Y-mAbs Therapeutics, Inc.†	4,204	25,602
		8,290,066
Pipelines — 0.3%
Equitrans Midstream Corp.	49,950	517,982
Excelerate Energy, Inc., Class A	2,069	43,904
Golar LNG, Ltd.	11,585	279,430
Kinetik Holdings, Inc.	1,964	70,704
NextDecade Corp.†	3,503	19,512
		931,532
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	1,871	28,514
P10, Inc.	4,916	58,255
Patria Investments, Ltd.	6,216	94,607
		181,376
Real Estate — 0.7%
American Realty Investors, Inc.†	171	3,232
Angel Oak Mtg., Inc.	1,351	12,807
Anywhere Real Estate, Inc.†	12,327	103,300
Compass, Inc., Class A†	34,142	143,055
Cushman & Wakefield PLC†	18,991	186,682
Douglas Elliman, Inc.	9,265	20,476
eXp World Holdings, Inc.	7,912	197,325
FRP Holdings, Inc.†	754	43,257
Kennedy-Wilson Holdings, Inc.	13,685	225,803
Legacy Housing Corp.†	1,134	26,898
Marcus & Millichap, Inc.	2,760	101,237
Maui Land & Pineapple Co., Inc.†	862	12,852
McGrath RentCorp	2,824	272,177
Newmark Group, Inc., Class A	15,387	106,478

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
Radius Global Infrastructure, Inc., Class A†	9,706	$ 144,716
RE/MAX Holdings, Inc., Class A	1,998	39,381
Redfin Corp.†	12,154	182,067
RMR Group, Inc., Class A	1,760	41,501
St. Joe Co.	3,938	249,984
Star Holdings†	1,481	23,089
Stratus Properties, Inc.	644	18,277
Transcontinental Realty Investors, Inc.†	216	7,558
		2,162,152
REITS — 6.0%
Acadia Realty Trust	10,686	167,877
AFC Gamma, Inc.	1,873	25,885
Alexander & Baldwin, Inc.	8,293	159,226
Alexander's, Inc.	246	47,569
Alpine Income Property Trust	1,489	25,298
American Assets Trust, Inc.	5,581	125,572
Apartment Investment & Management Co., Class A	16,959	141,268
Apollo Commercial Real Estate Finance, Inc.	16,235	191,573
Apple Hospitality REIT, Inc.	24,658	382,199
Arbor Realty Trust, Inc.	20,527	347,112
Ares Commercial Real Estate Corp.	5,942	63,342
Armada Hoffler Properties, Inc.	7,703	95,671
ARMOUR Residential REIT, Inc.	22,430	114,617
Blackstone Mtg. Trust, Inc., Class A	19,705	453,018
Braemar Hotels & Resorts, Inc.	7,497	27,739
Brandywine Realty Trust	19,458	98,263
BrightSpire Capital, Inc.	14,730	108,413
Broadstone Net Lease, Inc.	21,498	350,417
BRT Apartments Corp.	1,363	26,538
CareTrust REIT, Inc.	11,453	238,108
CBL & Associates Properties, Inc.	3,076	66,965
Centerspace	1,728	107,361
Chatham Lodging Trust	5,511	52,906
Chimera Investment Corp.	26,623	167,192
City Office REIT, Inc.	4,458	24,385
Claros Mtg. Trust, Inc.	10,378	127,857
Clipper Realty, Inc.	1,464	9,370
Community Healthcare Trust, Inc.	2,918	102,830
Corporate Office Properties Trust	12,895	335,270
CTO Realty Growth, Inc.	2,512	43,960
DiamondRock Hospitality Co.	24,046	204,391
Diversified Healthcare Trust	27,317	57,093
Douglas Emmett, Inc.	19,445	285,841
Dynex Capital, Inc.	6,175	80,584
Easterly Government Properties, Inc.	10,589	156,294
Ellington Financial, Inc.	7,467	100,954
Elme Communities	10,050	163,312
Empire State Realty Trust, Inc., Class A	15,104	135,181
Equity Commonwealth	12,000	235,080
Essential Properties Realty Trust, Inc.	17,017	417,767
Farmland Partners, Inc.	5,781	66,424
Four Corners Property Trust, Inc.	9,910	260,633
Franklin BSP Realty Trust, Inc.	9,506	135,936
Getty Realty Corp.	5,126	165,672
Gladstone Commercial Corp.	4,598	61,153
Gladstone Land Corp.	3,832	64,148
Global Medical REIT, Inc.	6,973	69,033
Global Net Lease, Inc.	11,954	127,788
Security Description	Shares or Principal Amount	Value

REITS (continued)
Granite Point Mtg. Trust, Inc.	5,841	$ 33,469
Hersha Hospitality Trust, Class A	3,576	22,386
Hudson Pacific Properties, Inc.	15,792	92,699
Independence Realty Trust, Inc.	25,803	439,683
Innovative Industrial Properties, Inc.	3,193	252,981
InvenTrust Properties Corp.	7,774	189,219
Invesco Mtg. Capital, Inc.	4,796	57,600
JBG SMITH Properties	12,786	213,910
Kite Realty Group Trust	24,899	569,689
KKR Real Estate Finance Trust, Inc.	6,735	83,918
Ladder Capital Corp.	12,950	142,320
LTC Properties, Inc.	4,689	157,363
LXP Industrial Trust	33,136	333,679
Macerich Co.	24,715	315,116
MFA Financial, Inc.	11,697	131,708
National Health Investors, Inc.	4,774	262,140
Necessity Retail REIT, Inc.	15,376	109,170
NETSTREIT Corp.	7,006	125,337
New York Mtg. Trust, Inc.	10,405	105,611
NexPoint Diversified Real Estate Trust	3,507	40,997
Nexpoint Real Estate Finance, Inc.	922	15,775
NexPoint Residential Trust, Inc.	2,580	107,225
Office Properties Income Trust	5,503	42,373
One Liberty Properties, Inc.	1,858	37,959
Orchid Island Capital, Inc.	4,499	46,880
Orion Office REIT, Inc.	6,534	42,471
Outfront Media, Inc.	16,875	260,887
Paramount Group, Inc.	21,153	110,842
Peakstone Realty Trust	3,180	80,581
Pebblebrook Hotel Trust	13,891	214,616
PennyMac Mtg. Investment Trust	10,104	129,129
Phillips Edison & Co., Inc.	13,492	476,402
Physicians Realty Trust	27,218	401,193
Piedmont Office Realty Trust, Inc., Class A	14,121	105,060
Plymouth Industrial REIT, Inc.	4,910	111,801
Postal Realty Trust, Inc., Class A	2,142	32,280
PotlatchDeltic Corp.	9,048	485,244
Ready Capital Corp.	18,315	211,905
Redwood Trust, Inc.	13,024	98,071
Retail Opportunity Investments Corp.	14,076	207,339
RLJ Lodging Trust	18,187	187,326
RPT Realty	9,826	106,809
Ryman Hospitality Properties, Inc.	6,607	629,581
Sabra Health Care REIT, Inc.	26,471	343,858
Safehold, Inc.	3,405	84,206
Saul Centers, Inc.	1,333	51,387
Service Properties Trust	18,857	160,096
SITE Centers Corp.	21,797	306,248
SL Green Realty Corp.	7,531	283,994
Summit Hotel Properties, Inc.	11,983	77,171
Sunstone Hotel Investors, Inc.	23,824	242,767
Tanger Factory Outlet Centers, Inc.	11,685	273,546
Terreno Realty Corp.	9,351	554,888
TPG RE Finance Trust, Inc.	7,897	61,597
Two Harbors Investment Corp.	11,120	149,119
UMH Properties, Inc.	6,291	104,745
Uniti Group, Inc.	27,240	151,999
Universal Health Realty Income Trust	1,471	70,211
Urban Edge Properties	13,139	223,494
Urstadt Biddle Properties, Inc., Class A	3,264	74,028
Veris Residential, Inc.†	9,047	168,998

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Whitestone REIT	5,561	$ 57,390
Xenia Hotels & Resorts, Inc.	12,760	162,052
		18,437,623
Retail — 3.8%
Abercrombie & Fitch Co., Class A†	5,582	221,103
Academy Sports & Outdoors, Inc.	8,539	510,547
American Eagle Outfitters, Inc.	20,895	293,575
America's Car-Mart, Inc.†	669	79,691
Arko Corp.	9,418	78,546
Asbury Automotive Group, Inc.†	2,478	559,037
Beacon Roofing Supply, Inc.†	5,592	479,067
Big 5 Sporting Goods Corp.	2,458	23,523
Big Lots, Inc.	3,253	33,343
Biglari Holdings, Inc., Class B†	84	17,065
BJ's Restaurants, Inc.†	2,602	97,991
Bloomin' Brands, Inc.	10,022	269,291
BlueLinx Holdings, Inc.†	1,000	94,240
Boot Barn Holdings, Inc.†	3,402	319,448
Brinker International, Inc.†	5,015	196,989
Buckle, Inc.	3,492	127,668
Build-A-Bear Workshop, Inc.	1,519	37,291
Caleres, Inc.	3,967	107,268
Carrols Restaurant Group, Inc.†	4,200	24,738
Carvana Co.†	10,970	504,071
Cato Corp., Class A	1,989	16,906
Cheesecake Factory, Inc.	5,547	204,019
Chico's FAS, Inc.†	13,935	85,003
Children's Place, Inc.†	1,363	42,853
Chuy's Holdings, Inc.†	2,064	85,842
Clean Energy Fuels Corp.†	19,391	95,598
Cracker Barrel Old Country Store, Inc.	2,523	235,144
Dave & Buster's Entertainment, Inc.†	4,958	227,076
Denny's Corp.†	6,242	73,406
Designer Brands, Inc., Class A	5,643	56,148
Destination XL Group, Inc.†	6,661	34,371
Dillard's, Inc., Class A	414	142,019
Dine Brands Global, Inc.	1,788	107,852
Duluth Holdings, Inc., Class B†	1,546	11,224
El Pollo Loco Holdings, Inc.	3,271	34,836
Envela Corp.†	867	6,494
EVgo, Inc.†	8,196	35,817
Fiesta Restaurant Group, Inc.†	2,023	15,577
First Watch Restaurant Group, Inc.†	1,728	32,210
FirstCash Holdings, Inc.	4,308	410,466
Foot Locker, Inc.	9,390	252,309
Franchise Group, Inc.	2,599	77,346
Genesco, Inc.†	1,380	38,930
GMS, Inc.†	4,753	350,249
Group 1 Automotive, Inc.	1,593	411,838
GrowGeneration Corp.†	6,725	26,765
Guess?, Inc.	3,290	69,057
Haverty Furniture Cos., Inc.	1,673	59,559
Hibbett, Inc.	1,438	66,723
J. Jill, Inc.†	520	11,804
Jack in the Box, Inc.	2,374	235,999
Kura Sushi USA, Inc., Class A†	667	66,373
La-Z-Boy, Inc.	4,964	155,721
Lazydays Holdings, Inc.†	1,447	18,970
Leslie's, Inc.†	20,308	129,362
MarineMax, Inc.†	2,443	98,526
Movado Group, Inc.	1,752	50,282
Security Description	Shares or Principal Amount	Value

Retail (continued)
National Vision Holdings, Inc.†	8,880	$ 192,074
Noodles & Co.†	4,588	16,746
Nu Skin Enterprises, Inc., Class A	5,700	167,523
ODP Corp.†	3,918	195,430
ONE Group Hospitality, Inc.†	2,509	18,491
OneWater Marine, Inc., Class A†	1,319	49,660
Papa John's International, Inc.	3,992	330,138
Patrick Industries, Inc.	2,442	211,355
PC Connection, Inc.	1,309	63,369
PetMed Express, Inc.	2,348	34,398
Portillo's, Inc., Class A†	4,856	111,931
Potbelly Corp.†	2,983	28,488
PriceSmart, Inc.	2,957	229,848
Qurate Retail, Inc.†	152	1,155
Red Robin Gourmet Burgers, Inc.†	1,814	26,394
Sally Beauty Holdings, Inc.†	12,271	146,884
Shake Shack, Inc., Class A†	4,318	335,336
Shoe Carnival, Inc.	1,917	51,011
Signet Jewelers, Ltd.	5,097	410,258
Sonic Automotive, Inc., Class A	1,794	85,915
Sportsman's Warehouse Holdings, Inc.†	4,327	27,260
Sweetgreen, Inc., Class A†	11,045	166,448
Tile Shop Holdings, Inc.†	3,293	20,943
Tilly's, Inc., Class A†	2,559	22,187
Vera Bradley, Inc.†	2,998	20,207
Warby Parker, Inc., Class A†	9,689	144,754
Winmark Corp.	326	118,488
World Kinect Corp.	7,053	158,975
Zumiez, Inc.†	1,821	34,344
		11,567,176
Savings & Loans — 0.8%
Axos Financial, Inc.†	6,502	305,594
Banc of California, Inc.	6,239	88,656
Berkshire Hills Bancorp, Inc.	5,040	114,962
Brookline Bancorp, Inc.	9,983	106,618
Capitol Federal Financial, Inc.	14,598	96,785
Essa Bancorp, Inc.	993	16,504
Flushing Financial Corp.	3,224	50,875
FS Bancorp, Inc.	757	23,467
Greene County Bancorp, Inc.	799	27,534
Hingham Institution for Savings	170	37,816
Home Bancorp, Inc.	828	29,493
HomeTrust Bancshares, Inc.	1,778	43,223
Northfield Bancorp, Inc.	4,740	57,733
Northwest Bancshares, Inc.	14,572	180,110
OceanFirst Financial Corp.	6,661	124,094
Pacific Premier Bancorp, Inc.	10,851	277,135
Provident Financial Services, Inc.	8,396	155,662
Southern Missouri Bancorp, Inc.	980	47,109
Timberland Bancorp, Inc.	863	27,003
Washington Federal, Inc.	7,492	232,552
WaterStone Financial, Inc.	2,108	29,407
WSFS Financial Corp.	7,002	306,337
		2,378,669
Semiconductors — 2.8%
ACM Research, Inc., Class A†	5,500	72,050
Aehr Test Systems†	2,956	154,185
Alpha & Omega Semiconductor, Ltd.†	2,651	87,165
Ambarella, Inc.†	4,175	348,279
Amkor Technology, Inc.	11,716	340,818
Atomera, Inc.†	2,422	20,902

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Axcelis Technologies, Inc.†	3,727	$ 747,189
CEVA, Inc.†	2,657	72,164
Cohu, Inc.†	5,338	233,004
Diodes, Inc.†	5,164	487,946
FormFactor, Inc.†	8,822	327,826
Impinj, Inc.†	2,628	175,077
inTEST Corp.†	1,227	25,963
Kulicke & Soffa Industries, Inc.	6,346	379,999
MACOM Technology Solutions Holdings, Inc.†	6,217	434,693
MaxLinear, Inc.†	8,528	210,386
Navitas Semiconductor Corp.†	11,666	123,426
Onto Innovation, Inc.†	5,600	696,192
Photronics, Inc.†	6,981	184,647
Power Integrations, Inc.	6,496	631,021
Rambus, Inc.†	12,469	780,684
Richardson Electronics, Ltd.	1,368	18,878
Semtech Corp.†	7,311	213,481
Silicon Laboratories, Inc.†	3,631	541,527
SiTime Corp.†	1,964	253,376
SkyWater Technology, Inc.†	2,011	19,668
SMART Global Holdings, Inc.†	5,525	146,965
Synaptics, Inc.†	4,513	407,569
Ultra Clean Holdings, Inc.†	5,086	193,777
Veeco Instruments, Inc.†	5,814	163,722
Vishay Precision Group, Inc.†	1,416	52,973
		8,545,552
Software — 5.7%
8x8, Inc.†	12,939	61,331
ACI Worldwide, Inc.†	12,404	287,649
ACV Auctions, Inc., Class A†	14,528	254,095
Adeia, Inc.	12,233	147,041
Agilysys, Inc.†	2,292	168,760
Alignment Healthcare, Inc.†	9,725	60,392
Alkami Technology, Inc.†	4,516	76,230
Altair Engineering, Inc., Class A†	6,143	460,356
American Software, Inc., Class A	3,649	42,073
Amplitude, Inc., Class A†	7,740	89,629
Apollo Medical Holdings, Inc.†	4,896	179,340
Appfolio, Inc., Class A†	2,196	396,576
Appian Corp., Class A†	4,691	241,680
Asana, Inc., Class A†	9,085	220,584
Asure Software, Inc.†	2,163	29,503
AvePoint, Inc.†	17,527	108,667
Avid Technology, Inc.†	3,890	92,738
AvidXchange Holdings, Inc.†	17,079	211,950
Bandwidth, Inc., Class A†	2,679	40,587
BigBear.ai Holdings, Inc.†	3,069	6,169
BigCommerce Holdings, Inc., Series 1†	7,682	83,042
Blackbaud, Inc.†	4,980	375,741
BlackLine, Inc.†	6,445	374,326
Box, Inc., Class A†	16,120	503,750
Braze, Inc.†	3,946	179,385
Brightcove, Inc.†	4,934	22,154
C3.ai, Inc., Class A†	6,706	281,652
Cardlytics, Inc.†	3,861	45,058
Cerence, Inc.†	4,610	128,204
Clear Secure, Inc., Class A	9,530	225,956
Climb Global Solutions, Inc.	475	22,981
CommVault Systems, Inc.†	5,105	397,833
Computer Programs & Systems, Inc.†	1,633	42,817
Security Description	Shares or Principal Amount	Value

Software (continued)
Consensus Cloud Solutions, Inc.†	2,268	$ 73,506
CoreCard Corp.†	828	19,897
CS Disco, Inc.†	2,582	25,149
CSG Systems International, Inc.	3,565	183,918
CXApp, Inc.†	223	1,492
Daily Journal Corp.†	154	44,586
Definitive Healthcare Corp.†	5,158	61,019
Digi International, Inc.†	4,018	168,475
Digimarc Corp.†	1,625	48,100
Digital Turbine, Inc.†	10,823	117,321
DigitalOcean Holdings, Inc.†	7,249	358,970
Domo, Inc., Class B†	3,502	62,581
Donnelley Financial Solutions, Inc.†	2,829	133,812
Duolingo, Inc.†	3,281	509,178
E2open Parent Holdings, Inc.†	22,804	117,441
Ebix, Inc.	3,019	93,468
eGain Corp.†	2,443	18,005
Enfusion, Inc., Class A†	2,919	31,671
EngageSmart, Inc.†	5,555	105,323
Envestnet, Inc.†	5,729	355,083
Everbridge, Inc.†	4,651	143,437
EverCommerce, Inc.†	2,668	31,162
Evolent Health, Inc., Class A†	12,589	382,580
Expensify, Inc.†	6,312	50,875
Fastly, Inc., Class A†	13,556	249,024
ForgeRock, Inc., Class A†	5,402	111,551
Freshworks, Inc.†	18,525	345,676
Health Catalyst, Inc.†	6,379	89,497
HireRight Holdings Corp.†	1,714	18,357
IBEX Holdings, Ltd.†	1,250	24,813
Immersion Corporation	3,578	25,261
Innodata, Inc.†	2,883	36,989
Inspired Entertainment, Inc.†	2,480	31,223
Instructure Holdings, Inc.†	2,229	60,562
Intapp, Inc.†	1,787	73,374
IonQ, Inc.†	18,378	353,776
Jamf Holding Corp.†	7,987	173,478
Kaltura, Inc.†	9,486	19,162
LivePerson, Inc.†	7,256	34,466
LiveVox Holdings, Inc.†	2,549	7,418
Matterport, Inc.†	28,673	97,201
MeridianLink, Inc.†	3,002	67,065
MicroStrategy, Inc., Class A†	1,264	553,480
Model N, Inc.†	4,267	142,176
N-able, Inc.†	7,996	112,504
NextGen Healthcare, Inc.†	6,188	102,906
Olo, Inc., Class A†	11,823	92,929
ON24, Inc.	3,735	33,055
Outbrain, Inc.†	4,691	24,909
Outset Medical, Inc.†	5,648	116,236
PagerDuty, Inc.†	9,752	252,772
PDF Solutions, Inc.†	3,502	161,057
Phreesia, Inc.†	5,837	185,150
Planet Labs PBC†	21,811	81,137
Playstudios, Inc.†	9,778	48,206
PowerSchool Holdings, Inc., Class A†	6,408	154,881
Privia Health Group, Inc.†	7,732	215,877
Progress Software Corp.	4,977	298,919
PROS Holdings, Inc.†	5,110	194,180
PubMatic, Inc., Class A†	4,943	98,811
Rackspace Technology, Inc.†	9,007	20,896
Red Violet, Inc.†	1,273	26,364

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Sapiens International Corp. NV	3,513	$ 94,640
Schrodinger, Inc.†	6,228	325,787
SEMrush Holdings, Inc.†	3,581	37,994
Sharecare, Inc.†	35,240	48,984
Simulations Plus, Inc.	1,812	90,238
Skillsoft Corp.†	9,151	12,079
SolarWinds Corp.†	5,823	61,374
SoundHound AI, Inc.†	15,998	37,275
Sprout Social, Inc., Class A†	5,462	312,099
SPS Commerce, Inc.†	4,197	757,097
Veradigm, Inc.†	12,333	166,742
Verint Systems, Inc.†	7,232	270,260
Veritone, Inc.†	2,994	13,817
Verra Mobility Corp.†	15,962	335,042
Viant Technology, Inc., Class A†	1,646	7,967
Vimeo, Inc.†	17,401	71,692
Weave Communications, Inc.†	3,751	45,012
Workiva, Inc.†	5,592	588,782
Yext, Inc.†	12,235	118,924
Zeta Global Holdings Corp., Class A†	15,343	141,462
Zuora, Inc., Class A†	14,142	165,886
		17,433,789
Telecommunications — 1.2%
A10 Networks, Inc.	8,075	125,324
ADTRAN Holdings, Inc.	8,920	86,792
Anterix, Inc.†	2,101	58,975
AST SpaceMobile, Inc.†	6,924	29,704
ATN International, Inc.	1,258	45,716
Aviat Networks, Inc.†	1,266	38,702
BlackSky Technology, Inc.†	13,509	26,883
Calix, Inc.†	6,743	304,177
Cambium Networks Corp.†	1,387	22,469
Clearfield, Inc.†	1,496	69,923
CommScope Holding Co., Inc.†	23,694	106,623
Consolidated Communications Holdings, Inc.†	8,483	30,369
Credo Technology Group Holding, Ltd.†	11,155	189,300
DigitalBridge Group, Inc.	18,501	296,386
DZS, Inc.†	2,489	9,384
EchoStar Corp., Class A†	3,847	74,747
Extreme Networks, Inc.†	14,428	383,640
Globalstar, Inc.†	78,913	85,226
Gogo, Inc.†	7,579	114,215
Harmonic, Inc.†	12,590	187,843
IDT Corp., Class B†	1,779	42,198
Infinera Corp.†	22,802	102,609
InterDigital, Inc.	3,098	287,154
KVH Industries, Inc.†	2,144	18,353
Lumen Technologies, Inc.	115,235	206,271
NETGEAR, Inc.†	3,266	44,548
Ooma, Inc.†	2,726	40,890
Preformed Line Products Co.	284	49,277
Ribbon Communications, Inc.†	10,037	31,918
Shenandoah Telecommunications Co.	5,554	103,693
Spok Holdings, Inc.	2,031	29,774
Telephone & Data Systems, Inc.	11,314	90,738
Terran Orbital Corp.†	9,738	14,607
Viavi Solutions, Inc.†	25,562	277,859
		3,626,287
Security Description	Shares or Principal Amount	Value

Textiles — 0.1%
UniFirst Corp.	1,716	$ 278,507
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,975	32,436
JAKKS Pacific, Inc.†	826	17,214
		49,650
Transportation — 1.4%
Air Transport Services Group, Inc.†	6,443	129,891
ArcBest Corp.	2,759	320,927
Ardmore Shipping Corp.	4,695	66,106
Costamare, Inc.	5,538	61,859
Covenant Logistics Group, Inc.	973	53,281
CryoPort, Inc.†	4,899	78,727
Daseke, Inc.†	4,628	36,006
DHT Holdings, Inc.	15,683	154,477
Dorian LPG, Ltd.	3,663	108,938
Eagle Bulk Shipping, Inc.	1,560	72,056
FLEX LNG, Ltd.	3,406	108,379
Forward Air Corp.	2,990	355,332
Genco Shipping & Trading, Ltd.	4,812	69,774
Golden Ocean Group, Ltd.	14,073	110,332
Heartland Express, Inc.	5,357	87,587
Himalaya Shipping, Ltd.†	3,129	18,868
Hub Group, Inc., Class A†	3,754	338,348
International Seaways, Inc.	4,645	199,224
Marten Transport, Ltd.	6,642	150,508
Matson, Inc.	4,075	380,849
Nordic American Tankers, Ltd.	23,465	103,011
Overseas Shipholding Group A†	6,596	26,978
P.A.M. Transportation Services, Inc.†	707	18,283
Pangaea Logistics Solutions	4,163	29,016
Radiant Logistics, Inc.†	4,221	32,502
RXO, Inc.†	13,289	293,022
Safe Bulkers, Inc.	8,073	26,883
Scorpio Tankers, Inc.	6,025	283,416
SFL Corp., Ltd.	13,164	129,797
Teekay Corp.†	7,621	50,756
Teekay Tankers, Ltd., Class A	2,734	119,230
Universal Logistics Holdings, Inc.	775	24,095
Werner Enterprises, Inc.	7,241	340,472
		4,378,930
Trucking & Leasing — 0.2%
GATX Corp.	4,061	509,087
Greenbrier Cos., Inc.	3,608	166,653
		675,740
Trucking&Leasing — 0.0%
Willis Lease Finance Corp.†	324	13,702
Water — 0.4%
American States Water Co.	4,238	374,681
Artesian Resources Corp., Class A	960	43,738
California Water Service Group	6,413	340,017
Consolidated Water Co., Ltd.	1,719	33,624
Global Water Resources, Inc.	1,298	16,485
Middlesex Water Co.	2,004	161,162
SJW Group	3,544	249,710
York Water Co.	1,629	67,326
		1,286,743
Total Common Stocks (cost $264,882,102)		289,405,743

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
iShares Russell 2000 ETF (cost $2,873,188)	15,100	$ 3,000,521
WARRANTS — 0.0%
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	538	12,826
Chord Energy Corp. Expires 09/01/2025†	269	4,105
Nabors Industries, Ltd. Expires 06/11/2026†	304	5,624
Total Warrants (cost $0)		22,555
Total Long-Term Investment Securities (cost $267,755,290)		292,428,819
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
3.09%, 08/10/2023(2)	$ 100,000	99,868
3.29%, 08/10/2023(2)	100,000	99,868
4.77%, 08/01/2023(2)	100,000	100,000
4.90%, 08/24/2023(2)	300,000	298,991
5.16%, 08/29/2023(2)	200,000	199,182
5.21%, 10/05/2023(2)	350,000	346,677
Total Short-Term Investments (cost $1,144,803)		1,144,586
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 4.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2023, to be repurchased 08/01/2023 in the amount of $14,502,249 and collateralized by $7,287,400 of United States Treasury Inflation Indexed Notes, bearing interest at 3.63% due 04/15/2028 and having an approximate value of $14,791,657 (cost $14,501,605)	$14,501,605	$ 14,501,605
TOTAL INVESTMENTS (cost $283,401,698)(3)	100.0%	308,075,010
Other assets less liabilities	0.0	30,110
NET ASSETS	100.0%	$308,105,120
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.
CPI—Consumer Price Index
CVR—Contingent Value Rights
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
157	Long	E-Mini Russell 2000 Index	September 2023	$14,843,617	$15,806,760	$963,143
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 20,417,581	$ —	$150	$ 20,417,731
Medical - Biomedical/Gene	—	—	401	401
Pharmaceuticals	8,289,921	—	145	8,290,066
Other Industries	260,697,545	—	—	260,697,545
Unaffiliated Investment Companies	3,000,521	—	—	3,000,521
Warrants	22,555	—	—	22,555
Short-Term Investments	—	1,144,586	—	1,144,586
Repurchase Agreements	—	14,501,605	—	14,501,605
Total Investments at Value	$292,428,123	$15,646,191	$696	$308,075,010
Other Financial Instruments:†
Futures Contracts	$ 963,143	$ —	$ —	$ 963,143
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	9.7%
Software	7.5
Internet	6.0
Semiconductors	5.9
Banks	5.7
Pharmaceuticals	5.7
Insurance	4.6
Computers	4.4
Retail	3.8
Short-Term Investments	3.3
Healthcare-Products	3.1
Oil & Gas	2.8
Diversified Financial Services	2.8
Healthcare-Services	2.4
Electric	2.0
REITS	1.9
Chemicals	1.8
Commercial Services	1.7
Auto Manufacturers	1.7
Miscellaneous Manufacturing	1.6
Beverages	1.4
Food	1.4
Electronics	1.4
Transportation	1.3
Telecommunications	1.1
Cosmetics/Personal Care	1.1
Aerospace/Defense	1.1
Biotechnology	0.9
Machinery-Diversified	0.8
Collateralized Mortgage Obligations	0.8
Agriculture	0.8
Mining	0.8
Electrical Components & Equipment	0.5
Auto Parts & Equipment	0.5
Municipal Securities	0.5
Oil & Gas Services	0.5
Pipelines	0.5
Lodging	0.4
Distribution/Wholesale	0.4
Apparel	0.4
Building Materials	0.3
Media	0.3
Environmental Control	0.3
Machinery-Construction & Mining	0.3
Packaging & Containers	0.3
Private Equity	0.3
Home Furnishings	0.3
Other Asset Backed Securities	0.2
Auto Loan Receivables	0.2
Advertising	0.2
Foreign Government Obligations	0.2
Engineering & Construction	0.2
Food Service	0.2
Hand/Machine Tools	0.2
Gas	0.1
Home Builders	0.1
Household Products/Wares	0.1
Real Estate	0.1
Investment Companies	0.1
Entertainment	0.1
Iron/Steel	0.1
Savings & Loans	0.1
Toys/Games/Hobbies	0.1
Metal Fabricate/Hardware	0.1

Energy-Alternate Sources	0.1%
Leisure Time	0.1
99.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 79.3%
Advertising — 0.2%
Trade Desk, Inc., Class A†	4,202	$ 383,475
WPP PLC	70,144	766,604
		1,150,079
Aerospace/Defense — 1.0%
Boeing Co.†	2,563	612,173
General Dynamics Corp.	2,216	495,453
HEICO Corp., Class A	883	123,929
Howmet Aerospace, Inc.	15,488	792,056
L3Harris Technologies, Inc.	6,556	1,242,296
Moog, Inc., Class A	442	46,604
Northrop Grumman Corp.	3,491	1,553,495
RTX Corp.	2,730	240,049
Safran SA	4,813	798,865
Spirit AeroSystems Holdings, Inc., Class A	4,278	136,126
TransDigm Group, Inc.	565	508,342
		6,549,388
Agriculture — 0.7%
Altria Group, Inc.	4,008	182,043
Cadiz, Inc.†	10,372	42,940
Darling Ingredients, Inc.†	3,138	217,307
Philip Morris International, Inc.	38,094	3,798,734
Vector Group, Ltd.	5,128	67,279
Wilmar International, Ltd.	233,900	678,965
		4,987,268
Airlines — 0.0%
Alaska Air Group, Inc.†	410	19,938
Hawaiian Holdings, Inc.†	3,385	39,232
SkyWest, Inc.†	1,200	52,788
Southwest Airlines Co.	2,773	94,726
United Airlines Holdings, Inc.†	1,189	64,575
		271,259
Apparel — 0.4%
Crocs, Inc.†	666	72,161
Deckers Outdoor Corp.†	233	126,680
Dr. Martens PLC	57,600	112,803
Kering SA	1,028	591,818
NIKE, Inc., Class B	11,995	1,324,128
Oxford Industries, Inc.	790	85,202
Samsonite International SA*†	100,800	298,565
Skechers USA, Inc., Class A†	2,650	147,287
		2,758,644
Auto Manufacturers — 1.4%
Cummins, Inc.	4,769	1,243,755
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	8,090	989,119
General Motors Co.	6,126	235,055
Honda Motor Co., Ltd.	8,400	266,469
PACCAR, Inc.	1,523	131,176
Rivian Automotive, Inc., Class A†	10,918	301,774
Suzuki Motor Corp.	11,900	476,535
Tesla, Inc.†	17,609	4,709,175
Toyota Motor Corp.	71,800	1,204,195
		9,557,253
Auto Parts & Equipment — 0.5%
Adient PLC†	1,780	75,757
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
American Axle & Manufacturing Holdings, Inc.†	4,800	$ 45,360
Aptiv PLC†	1,398	153,067
Autoliv, Inc.	1,188	119,905
Autoliv, Inc. SDR	6,149	612,482
Denso Corp.	10,800	750,113
Dorman Products, Inc.†	785	66,482
Dowlais Group PLC†	120,269	189,770
Goodyear Tire & Rubber Co.†	3,470	55,797
Lear Corp.	556	86,046
Magna International, Inc.	13,036	838,606
Mobileye Global, Inc., Class A†	1,219	46,541
Standard Motor Products, Inc.	2,410	91,990
Stanley Electric Co., Ltd.	14,000	258,173
		3,390,089
Banks — 4.5%
ANZ Group Holdings, Ltd.	27,397	473,866
Bank of America Corp.	102,067	3,266,144
Bank of New York Mellon Corp.	3,334	151,230
BankUnited, Inc.	3,919	116,943
BNP Paribas SA	10,487	692,058
Citigroup, Inc.	4,534	216,090
Commerce Bancshares, Inc.	2,019	107,370
Cullen/Frost Bankers, Inc.	725	78,721
DBS Group Holdings, Ltd.	21,400	551,355
Dime Community Bancshares, Inc.	861	19,286
DNB Bank ASA	58,192	1,200,581
East West Bancorp, Inc.	4,212	262,029
Erste Group Bank AG	8,006	302,633
Fifth Third Bancorp	7,093	206,406
First BanCorp/Puerto Rico	8,211	121,933
First Financial Bankshares, Inc.	2,900	94,511
FNB Corp.	6,256	80,014
Glacier Bancorp, Inc.	2,290	74,883
Goldman Sachs Group, Inc.	4,883	1,737,713
Hilltop Holdings, Inc.	3,060	94,646
Home BancShares, Inc.	5,370	130,545
Huntington Bancshares, Inc.	11,871	145,301
ING Groep NV	89,946	1,313,334
Intesa Sanpaolo SpA	108,621	313,978
JPMorgan Chase & Co.	37,076	5,856,525
Lloyds Banking Group PLC	921,396	531,344
Macquarie Group, Ltd.	4,456	523,822
Mitsubishi UFJ Financial Group, Inc.	105,000	845,816
Morgan Stanley	21,891	2,004,340
National Bank of Canada	12,815	1,003,703
OFG Bancorp	2,597	86,974
Pathward Financial, Inc.	2,132	110,779
Pinnacle Financial Partners, Inc.	1,404	106,564
PNC Financial Services Group, Inc.	6,317	864,734
Popular, Inc.	2,246	162,947
Prosperity Bancshares, Inc.	1,789	113,279
Regions Financial Corp.	805	16,398
SouthState Corp.	1,413	109,748
Standard Chartered PLC	44,105	423,044
Sumitomo Mitsui Trust Holdings, Inc.	9,600	372,960
Svenska Handelsbanken AB, Class A	73,469	644,906
Truist Financial Corp.	1,185	39,366
United Bankshares, Inc.	3,221	107,710
United Overseas Bank, Ltd.	37,800	855,635
US Bancorp	17,861	708,725
Webster Financial Corp.	3,419	161,787

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Co.	72,260	$ 3,335,522
Western Alliance Bancorp	3,262	169,461
		30,907,659
Beverages — 1.3%
Boston Beer Co., Inc., Class A†	122	45,316
Celsius Holdings, Inc.†	600	86,820
Coca-Cola Co.	37,144	2,300,328
Constellation Brands, Inc., Class A	3,649	995,447
Diageo PLC	33,763	1,472,127
Heineken NV	8,466	829,748
Keurig Dr Pepper, Inc.	7,072	240,519
Kirin Holdings Co., Ltd.	20,900	308,876
Monster Beverage Corp.†	3,080	177,069
National Beverage Corp.†	980	51,793
PepsiCo, Inc.	14,089	2,641,124
		9,149,167
Biotechnology — 0.8%
ACADIA Pharmaceuticals, Inc.†	1,997	58,392
Akero Therapeutics, Inc.†	837	36,326
Aldeyra Therapeutics, Inc.†	6,210	50,394
Allakos, Inc.†	5,139	27,648
Alnylam Pharmaceuticals, Inc.†	1,052	205,561
Amgen, Inc.	4,297	1,006,143
Anavex Life Sciences Corp.†	2,300	18,975
Arrowhead Pharmaceuticals, Inc.†	2,020	69,730
Beam Therapeutics, Inc.†	690	21,300
Biogen, Inc.†	435	117,533
Biohaven, Ltd.†	1,135	22,564
BioMarin Pharmaceutical, Inc.†	1,440	126,619
Blueprint Medicines Corp.†	970	64,020
Cerevel Therapeutics Holdings, Inc.†	1,044	31,936
Cue Biopharma, Inc.†	9,600	36,672
Denali Therapeutics, Inc.†	1,229	34,940
Exelixis, Inc.†	3,920	77,263
Genmab A/S†	827	340,079
Gilead Sciences, Inc.	1,259	95,860
Guardant Health, Inc.†	2,758	107,617
Horizon Therapeutics PLC†	1,267	127,042
IGM Biosciences, Inc.†	1,325	14,098
Illumina, Inc.†	429	82,432
Insmed, Inc.†	3,500	77,315
Intellia Therapeutics, Inc.†	1,248	52,828
Ionis Pharmaceuticals, Inc.†	1,847	76,521
Karuna Therapeutics, Inc.†	399	79,708
Kymera Therapeutics, Inc.†	1,840	40,259
Lexicon Pharmaceuticals, Inc.†	11,240	22,592
Mirati Therapeutics, Inc.†	940	28,454
Moderna, Inc.†	453	53,300
NGM Biopharmaceuticals, Inc.†	5,500	13,035
PharmaCyte Biotech, Inc.†	1,017	2,705
Pliant Therapeutics Inc†	2,328	41,531
Prothena Corp. PLC†	847	58,333
RAPT Therapeutics, Inc.†	1,534	36,663
Regeneron Pharmaceuticals, Inc.†	858	636,559
Relay Therapeutics, Inc.†	3,441	43,357
Replimune Group, Inc.†	1,223	25,769
REVOLUTION Medicines, Inc.†	2,074	54,442
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Royalty Pharma PLC, Class A	1,507	47,290
Sarepta Therapeutics, Inc.†	970	105,138
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Savara, Inc.†	20,069	$ 71,847
Scholar Rock Holding Corp.†	2,200	15,620
Seagen, Inc.†	1,079	206,931
Selecta Biosciences, Inc.†	21,810	23,773
TG Therapeutics, Inc.†	2,500	51,725
Ultragenyx Pharmaceutical, Inc.†	1,074	46,311
United Therapeutics Corp.†	405	98,302
Ventyx Biosciences, Inc.†	1,081	40,051
Vertex Pharmaceuticals, Inc.†	1,110	391,097
Wave Life Sciences, Ltd.†	4,680	20,452
Xencor, Inc.†	2,130	51,738
		5,286,790
Building Materials — 0.3%
Apogee Enterprises, Inc.	360	17,831
Armstrong World Industries, Inc.	613	47,422
Builders FirstSource, Inc.†	559	80,736
Carrier Global Corp.	13,290	791,419
Gibraltar Industries, Inc.†	1,068	69,068
Griffon Corp.	3,336	139,178
JELD-WEN Holding, Inc.†	3,500	62,335
Johnson Controls International PLC	1,146	79,704
Lennox International, Inc.	462	169,757
Martin Marietta Materials, Inc.	76	33,931
Masonite International Corp.†	776	81,131
Summit Materials, Inc., Class A†	3,703	133,975
Trex Co., Inc.†	1,900	131,366
Vulcan Materials Co.	644	142,002
West Fraser Timber Co., Ltd.	1,256	105,868
		2,085,723
Chemicals — 1.8%
Air Liquide SA	4,904	880,829
Air Products & Chemicals, Inc.	1,681	513,260
Akzo Nobel NV	7,566	646,871
Asahi Kasei Corp.	52,800	359,410
Axalta Coating Systems, Ltd.†	1,840	58,880
BASF SE	10,310	552,849
CF Industries Holdings, Inc.	1,787	146,677
Chemours Co.	2,375	87,828
Covestro AG*†	10,806	580,159
Element Solutions, Inc.	4,720	98,931
FMC Corp.	440	42,341
Intrepid Potash, Inc.†	1,090	29,975
Johnson Matthey PLC	19,316	446,453
Koppers Holdings, Inc.	838	32,062
Linde PLC	8,338	3,257,407
Minerals Technologies, Inc.	847	51,963
NewMarket Corp.	179	80,854
Nutrien, Ltd.	18,917	1,303,192
RPM International, Inc.	6,373	658,395
Sensient Technologies Corp.	1,040	66,602
Sherwin-Williams Co.	5,029	1,390,519
Tosoh Corp.	4,500	58,723
Tronox Holdings PLC	2,500	33,225
Umicore SA	15,638	462,862
Valvoline, Inc.	3,127	118,732
Westlake Corp.	709	97,488
		12,056,487
Coal — 0.0%
SunCoke Energy, Inc.	8,200	72,816

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 1.6%
2U, Inc.†	4,840	$ 23,135
Adyen NV*†	329	611,261
Affirm Holdings, Inc.†	4,607	89,330
Amadeus IT Group SA	7,481	536,458
Ashtead Group PLC	10,717	792,486
Automatic Data Processing, Inc.	2,342	579,083
Avis Budget Group, Inc.†	368	81,067
Block, Inc.†	5,800	467,074
Booz Allen Hamilton Holding Corp.	1,824	220,850
Bright Horizons Family Solutions, Inc.†	1,771	171,840
Cintas Corp.	525	263,571
CoreCivic, Inc.†	3,600	34,920
CoStar Group, Inc.†	291	24,435
Element Fleet Management Corp.	57,911	934,112
Equifax, Inc.	2,247	458,568
Euronet Worldwide, Inc.†	589	51,755
FleetCor Technologies, Inc.†	2,838	706,407
FTI Consulting, Inc.†	736	128,918
GEO Group, Inc.†	5,500	41,085
Global Payments, Inc.	3,296	363,384
Grand Canyon Education, Inc.†	859	93,244
Green Dot Corp., Class A†	3,990	78,004
Gusto, Inc.†(1)(2)	775	11,919
Huron Consulting Group, Inc.†	676	63,929
John Wiley & Sons, Inc., Class A	830	28,411
Korn Ferry	1,460	76,913
ManpowerGroup, Inc.	617	48,669
Marathon Digital Holdings, Inc.†	1,330	23,102
MarketAxess Holdings, Inc.	219	58,959
Matthews International Corp., Class A	2,140	98,226
Moody's Corp.	613	216,236
Paylocity Holding Corp.†	574	130,212
Payoneer Global, Inc.†	11,480	61,074
PROG Holdings, Inc.†	1,360	55,189
Recruit Holdings Co., Ltd.	17,600	610,275
S&P Global, Inc.	3,319	1,309,379
Service Corp. International	6,340	422,561
Strategic Education, Inc.	973	73,072
TechnoPro Holdings, Inc.	19,900	513,779
TransUnion	1,884	150,136
United Rentals, Inc.	68	31,598
WEX, Inc.†	475	89,941
WillScot Mobile Mini Holdings Corp.†	4,375	209,781
		11,034,348
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	42	29,802
Computers — 4.3%
3D Systems Corp.†	2,302	20,050
Accenture PLC, Class A	10,053	3,180,266
Apple, Inc.	115,374	22,665,222
Crowdstrike Holdings, Inc., Class A†	2,369	382,972
Dell Technologies, Inc., Class C	1,561	82,608
Fortinet, Inc.†	4,062	315,699
NCR Corp.†	2,270	61,018
NTT Data Corp.	55,300	767,899
Pure Storage, Inc., Class A†	11,842	438,036
Qualys, Inc.†	840	116,592
Science Applications International Corp.	1,049	127,286
Super Micro Computer, Inc.†	389	128,475
Security Description	Shares or Principal Amount	Value

Computers (continued)
Teleperformance	2,445	$ 354,181
Western Digital Corp.†	2,732	116,274
Zscaler, Inc.†	2,024	324,609
		29,081,187
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	13,445	1,025,316
e.l.f. Beauty, Inc.†	1,509	176,131
Kenvue, Inc.†	36,009	852,693
L'Oreal SA	2,143	997,156
Procter & Gamble Co.	15,391	2,405,613
Unilever PLC	33,896	1,823,102
		7,280,011
Distribution/Wholesale — 0.4%
Bunzl PLC	12,379	458,805
Copart, Inc.†	1,904	168,295
Ferguson PLC	1,463	236,450
Global Industrial Co.	1,590	45,315
Hudson Technologies, Inc.†	4,260	38,723
Mitsubishi Corp.	15,300	781,320
Resideo Technologies, Inc.†	2,100	39,312
SiteOne Landscape Supply, Inc.†	1,174	199,580
Sumitomo Corp.	32,700	700,361
WESCO International, Inc.	633	111,136
		2,779,297
Diversified Financial Services — 2.6%
Air Lease Corp.	1,830	77,482
Ally Financial, Inc.	2,088	63,768
American Express Co.	11,492	1,940,769
ANT International Co., Ltd. Class C†(1)(2)	2,514	4,826
Apollo Global Management, Inc.	5,560	454,308
BlackRock, Inc.	182	134,471
Blue Owl Capital, Inc.	7,354	90,601
Capital One Financial Corp.	338	39,553
Cboe Global Markets, Inc.	1,125	157,140
Charles Schwab Corp.	26,811	1,772,207
CME Group, Inc.	1,350	268,596
Coinbase Global, Inc., Class A†	1,050	103,540
Discover Financial Services	530	55,942
Intercontinental Exchange, Inc.	2,397	275,176
Julius Baer Group, Ltd.	9,196	649,588
LPL Financial Holdings, Inc.	1,351	309,865
Mastercard, Inc., Class A	8,324	3,281,987
Mitsubishi HC Capital, Inc.	49,800	329,013
OneMain Holdings, Inc.	3,248	147,719
Piper Sandler Cos.	483	70,692
Rocket Cos., Inc., Class A†	2,400	26,232
SEI Investments Co.	1,890	119,051
SLM Corp.	5,235	84,702
SoFi Technologies, Inc.†	6,251	71,574
StepStone Group, Inc., Class A	1,572	44,126
Tradeweb Markets, Inc., Class A	2,288	187,136
Virtus Investment Partners, Inc.	685	140,925
Visa, Inc., Class A	25,976	6,175,274
Voya Financial, Inc.	916	68,022
XP, Inc., Class A†	11,105	299,946
		17,444,231
Electric — 1.7%
Ameren Corp.	14,411	1,234,590

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
CMS Energy Corp.	16,426	$ 1,003,136
Constellation Energy Corp.	10,923	1,055,708
Dominion Energy, Inc.	8,325	445,804
DTE Energy Co.	1,471	168,135
Electric Power Development Co., Ltd.	20,300	321,056
Engie SA	76,537	1,254,882
Entergy Corp.	1,897	194,822
Evergy, Inc.	7,763	465,547
FirstEnergy Corp.	10,546	415,407
IDACORP, Inc.	298	30,640
MGE Energy, Inc.	1,281	102,788
National Grid PLC	54,895	726,686
NextEra Energy, Inc.	21,168	1,551,615
NorthWestern Corp.	1,770	99,952
OGE Energy Corp.	3,052	110,330
Ormat Technologies, Inc.	1,241	100,893
PG&E Corp.†	25,915	456,363
PNM Resources, Inc.	748	33,525
Sempra	814	121,302
Southern Co.	17,930	1,297,056
Vistra Corp.	2,656	74,527
WEC Energy Group, Inc.	5,750	516,695
Xcel Energy, Inc.	523	32,808
		11,814,267
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	6,233	988,554
Emerson Electric Co.	453	41,382
Energizer Holdings, Inc.	2,300	82,110
EnerSys	1,260	136,483
Legrand SA	7,995	800,991
Littelfuse, Inc.	510	155,346
Novanta, Inc.†	610	107,909
Prysmian SpA	18,493	737,073
Schneider Electric SE	3,169	564,599
Universal Display Corp.	355	51,787
		3,666,234
Electronics — 1.3%
ABB, Ltd.	28,243	1,129,007
Agilent Technologies, Inc.	9,439	1,149,387
Amphenol Corp., Class A	10,467	924,341
Atkore, Inc.†	1,051	166,762
Avnet, Inc.	2,110	102,335
Coherent Corp.†	1,549	73,361
Honeywell International, Inc.	8,543	1,658,453
Hubbell, Inc.	1,719	536,328
Murata Manufacturing Co., Ltd.	10,400	608,582
National Instruments Corp.	2,981	175,879
Sensata Technologies Holding PLC	1,630	68,867
TD SYNNEX Corp.	674	66,530
TE Connectivity, Ltd.	11,728	1,682,851
Trimble, Inc.†	1,591	85,596
TTM Technologies, Inc.†	6,285	90,253
		8,518,532
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	252	38,261
First Solar, Inc.†	176	36,502
Plug Power, Inc.†	4,400	57,728
REX American Resources Corp.†	2,241	82,962
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources (continued)
Shoals Technologies Group, Inc., Class A†	1,545	$ 40,108
SolarEdge Technologies, Inc.†	256	61,814
Sunrun, Inc.†	2,748	52,157
		369,532
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	1,079	187,714
Dycom Industries, Inc.†	1,061	105,654
Exponent, Inc.	952	85,280
TopBuild Corp.†	390	106,833
Worley, Ltd.	55,869	651,472
		1,136,953
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A†	1,945	9,667
Churchill Downs, Inc.	890	103,106
Cinemark Holdings, Inc.†	1,700	28,373
DraftKings, Inc., Class A†	3,090	98,200
Light & Wonder, Inc.†	830	58,349
Madison Square Garden Entertainment Corp.†	1,190	41,460
Marriott Vacations Worldwide Corp.	290	37,268
Sphere Entertainment Co.†	1,974	83,796
Vail Resorts, Inc.	248	58,402
Warner Music Group Corp., Class A	1,609	50,764
		569,385
Environmental Control — 0.2%
Republic Services, Inc.	598	90,364
Stericycle, Inc.†	1,720	73,083
Waste Connections, Inc.	9,006	1,271,377
		1,434,824
Food — 1.4%
Barry Callebaut AG	242	453,169
Flowers Foods, Inc.	3,600	88,956
General Mills, Inc.	3,797	283,788
Hostess Brands, Inc.†	3,547	85,270
Ingredion, Inc.	1,116	124,166
Kraft Heinz Co.	7,517	271,965
Mondelez International, Inc., Class A	44,882	3,327,103
Nestle SA	29,641	3,632,854
Post Holdings, Inc.†	467	39,835
Seven & i Holdings Co., Ltd.	21,500	890,588
Sysco Corp.	1,510	115,228
Tyson Foods, Inc., Class A	785	43,740
US Foods Holding Corp.†	2,300	98,279
		9,454,941
Food Service — 0.2%
Aramark	2,190	88,410
Compass Group PLC	39,189	1,019,443
		1,107,853
Gas — 0.1%
Atmos Energy Corp.	4,339	528,100
Beijing Enterprises Holdings, Ltd.	52,000	206,362
ONE Gas, Inc.	1,667	131,910
Southwest Gas Holdings, Inc.	1,545	101,877
		968,249

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.2%
MSA Safety, Inc.	515	$ 85,490
Stanley Black & Decker, Inc.	9,232	916,461
		1,001,951
Healthcare-Products — 3.0%
10X Genomics, Inc., Class A†	920	57,942
Abbott Laboratories	2,796	311,279
Adaptive Biotechnologies Corp.†	5,661	47,779
Alcon, Inc.	5,645	479,280
Align Technology, Inc.†	349	131,884
Alpha Pro Tech, Ltd.†	6,900	27,117
Avantor, Inc.†	10,741	220,942
Azenta, Inc.†	1,090	51,208
Baxter International, Inc.	4,362	197,293
Boston Scientific Corp.†	2,261	117,233
Bruker Corp.	901	61,917
Co-Diagnostics, Inc.†	9,400	14,664
Danaher Corp.	12,800	3,264,768
DENTSPLY SIRONA, Inc.	1,962	81,462
Elekta AB, Series B	50,792	411,397
Enovis Corp.†	575	36,742
Envista Holdings Corp.†	1,363	46,901
EssilorLuxottica SA	3,463	696,557
Exact Sciences Corp.†	1,157	112,854
GE HealthCare Technologies, Inc.	17,621	1,374,438
Glaukos Corp.†	1,133	87,400
Globus Medical, Inc., Class A†	500	30,135
Inari Medical, Inc.†	1,767	100,843
Inogen, Inc.†	1,868	15,261
Intuitive Surgical, Inc.†	5,794	1,879,574
Koninklijke Philips NV†	29,228	607,631
Lantheus Holdings, Inc.†	1,335	115,464
Medtronic PLC	12,977	1,138,861
Nevro Corp.†	1,500	37,485
Novocure, Ltd.†	1,500	48,960
NuVasive, Inc.†	1,040	42,858
Omnicell, Inc.†	690	43,573
OraSure Technologies, Inc.†	4,865	22,963
Penumbra, Inc.†	602	182,623
Pulse Biosciences, Inc.†	4,952	39,121
QuidelOrtho Corp.†	445	38,875
Repligen Corp.†	763	130,900
Shockwave Medical, Inc.†	356	92,774
Siemens Healthineers AG*	14,809	860,042
STERIS PLC	544	122,699
Stryker Corp.	6,777	1,920,669
Tactile Systems Technology, Inc.†	2,690	61,628
Tandem Diabetes Care, Inc.†	770	26,888
Teleflex, Inc.	1,235	310,195
Thermo Fisher Scientific, Inc.	7,804	4,281,743
West Pharmaceutical Services, Inc.	176	64,775
Zimmer Biomet Holdings, Inc.	1,630	225,184
		20,272,781
Healthcare-Services — 2.2%
agilon health, Inc.†	2,800	53,620
Amedisys, Inc.†	544	49,417
Charles River Laboratories International, Inc.†	407	85,283
Chemed Corp.	250	130,272
Elevance Health, Inc.	9,082	4,283,344
Ensign Group, Inc.	961	93,092
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Evotec SE†	10,792	$ 284,423
Fresenius SE & Co. KGaA	18,991	595,724
HCA Healthcare, Inc.	2,833	772,871
Humana, Inc.	3,054	1,395,159
ICON PLC†	310	77,937
IQVIA Holdings, Inc.†	301	67,352
Molina Healthcare, Inc.†	336	102,309
Pediatrix Medical Group, Inc. †	3,110	42,700
Pennant Group, Inc.†	2,438	27,988
Select Medical Holdings Corp.	4,758	142,788
Tenet Healthcare Corp.†	1,700	127,041
UnitedHealth Group, Inc.	13,633	6,903,342
		15,234,662
Home Builders — 0.1%
Green Brick Partners, Inc.†	1,993	112,644
Hovnanian Enterprises, Inc., Class A†	370	39,449
KB Home	2,410	130,068
NVR, Inc.†	38	239,645
Persimmon PLC	20,765	308,859
Taylor Morrison Home Corp.†	2,600	125,892
		956,557
Home Furnishings — 0.3%
iRobot Corp.†	899	35,960
Panasonic Holdings Corp.	55,300	684,132
Sony Group Corp.	11,000	1,029,522
		1,749,614
Household Products/Wares — 0.1%
Avery Dennison Corp.	4,700	864,847
Kimberly-Clark Corp.	145	18,719
Spectrum Brands Holdings, Inc.	399	31,286
		914,852
Housewares — 0.0%
Scotts Miracle-Gro Co.	948	66,398
Insurance — 4.3%
AIA Group, Ltd.	51,800	514,088
Allstate Corp.	5,060	570,161
American Financial Group, Inc.	787	95,707
Aon PLC, Class A	2,889	920,146
Argo Group International Holdings, Ltd.	1,309	38,877
AXA SA	49,775	1,530,732
Axis Capital Holdings, Ltd.	2,489	137,194
Berkshire Hathaway, Inc., Class B†	11,790	4,149,608
Challenger, Ltd.	45,610	219,662
Chubb, Ltd.	21,172	4,327,768
CNA Financial Corp.	2,012	78,790
Definity Financial Corp.	8,789	221,216
eHealth, Inc.†	2,560	19,354
Equitable Holdings, Inc.	14,894	427,309
Fidelity National Financial, Inc.	1,650	64,630
Hanover Insurance Group, Inc.	695	78,869
Hartford Financial Services Group, Inc.	19,037	1,368,380
Jackson Financial, Inc., Class A	3,097	102,263
Kemper Corp.	2,835	144,500
Markel Group, Inc.†	103	149,320
Marsh & McLennan Cos., Inc.	14,040	2,645,417
Mercury General Corp.	1,310	42,156
MetLife, Inc.	30,432	1,916,303

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	4,239	$ 1,596,784
Palomar Holdings, Inc.†	750	45,420
PICC Property & Casualty Co., Ltd.	306,000	357,050
Ping An Insurance Group Co. of China, Ltd.	33,500	241,621
Progressive Corp.	14,990	1,888,440
Reinsurance Group of America, Inc.	515	72,280
RenaissanceRe Holdings, Ltd.	2,000	373,520
Sampo Oyj, Class A	17,798	784,517
Selective Insurance Group, Inc.	1,103	113,819
Storebrand ASA	69,458	607,472
Sun Life Financial, Inc.	16,918	890,387
Tokio Marine Holdings, Inc.	38,100	872,793
Travelers Cos., Inc.	5,182	894,465
Zurich Insurance Group AG	2,055	991,622
		29,492,640
Internet — 5.9%
Airbnb, Inc., Class A†	2,487	378,497
Alibaba Group Holding, Ltd. ADR†	2,352	240,280
Alphabet, Inc., Class A†	22,043	2,925,547
Alphabet, Inc., Class C†	71,899	9,570,476
Amazon.com, Inc.†	86,180	11,520,542
Booking Holdings, Inc.†	645	1,916,166
CyberAgent, Inc.	51,400	324,409
DoorDash, Inc., Class A†	4,569	414,820
Gen Digital, Inc.	9,460	183,997
GoDaddy, Inc., Class A†	1,390	107,155
IAC, Inc.†	655	45,588
Lyft, Inc., Class A†	3,830	48,679
Magnite, Inc.†	2,690	40,700
Meta Platforms, Inc., Class A†	21,883	6,971,924
NAVER Corp.	1,828	325,545
Netflix, Inc.†	4,897	2,149,636
Okta, Inc.†	980	75,323
Open Lending Corp.†	12,341	139,330
Opendoor Technologies, Inc.†	5,596	28,596
Overstock.com, Inc.†	1,040	37,929
Palo Alto Networks, Inc.†	524	130,979
Pinterest, Inc., Class A†	6,391	185,275
Roku, Inc.†	864	83,177
Sea, Ltd. ADR†	4,512	300,138
Shopify, Inc., Class A†	8,406	568,077
Snap, Inc., Class A†	7,046	80,043
Stitch Fix, Inc., Class A†	3,610	18,447
Tencent Holdings, Ltd.	4,400	199,946
TrueCar, Inc.†	19,030	46,624
Uber Technologies, Inc.†	15,190	751,297
Upwork, Inc.†	1,975	20,599
Wayfair, Inc., Class A†	621	48,357
Z Holdings Corp.	104,600	291,011
Ziff Davis, Inc.†	980	71,070
Zillow Group, Inc., Class C†	1,240	67,158
		40,307,337
Investment Companies — 0.1%
Melrose Industries PLC	111,793	760,388
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	4,065	71,747
Commercial Metals Co.	2,256	129,088
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Reliance Steel & Aluminum Co.	728	$ 213,202
Steel Dynamics, Inc.	465	49,560
United States Steel Corp.	2,610	66,555
		530,152
Leisure Time — 0.1%
Acushnet Holdings Corp.	1,160	69,171
Peloton Interactive, Inc., Class A†	5,142	49,929
Planet Fitness, Inc., Class A†	650	43,901
Royal Caribbean Cruises, Ltd.†	1,436	156,682
Topgolf Callaway Brands Corp.†	1,500	29,955
		349,638
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	8,836	1,373,909
Las Vegas Sands Corp.†	11,410	682,432
Marcus Corp.	1,520	23,712
Marriott International, Inc., Class A	1,780	359,222
Playa Hotels & Resorts NV†	5,350	43,656
Travel & Leisure Co.	1,890	76,980
Wyndham Hotels & Resorts, Inc.	1,240	96,621
Wynn Resorts, Ltd.	1,167	127,180
		2,783,712
Machinery-Construction & Mining — 0.3%
Argan, Inc.	2,738	104,153
BWX Technologies, Inc.	2,467	170,223
Caterpillar, Inc.	1,841	488,178
Mitsubishi Electric Corp.	66,100	952,948
Sandvik AB	15,490	314,615
		2,030,117
Machinery-Diversified — 0.7%
Alamo Group, Inc.	822	159,271
Cactus, Inc., Class A	2,374	120,552
Cognex Corp.	1,916	104,652
Deere & Co.	636	273,226
Dover Corp.	1,179	172,099
Esab Corp.	2,061	141,591
Graco, Inc.	1,560	123,755
Ingersoll Rand, Inc.	3,280	214,086
KION Group AG	9,263	388,240
Middleby Corp.†	915	138,943
Mueller Water Products, Inc., Class A	8,400	135,156
Omron Corp.	6,300	337,529
Otis Worldwide Corp.	7,862	715,127
Rockwell Automation, Inc.	264	88,780
SMC Corp.	600	312,726
Tennant Co.	1,660	133,198
THK Co., Ltd.	12,100	241,974
Toro Co.	1,545	157,049
Westinghouse Air Brake Technologies Corp.	7,878	933,070
		4,891,024
Media — 0.2%
Altice USA, Inc., Class A†	9,431	31,971
Charter Communications, Inc., Class A†	604	244,735
Comcast Corp., Class A	4,528	204,937
E.W. Scripps Co., Class A†	2,450	24,157
Liberty Broadband Corp., Class C†	538	47,952
Liberty Global PLC, Class A†	1,088	20,204

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Global PLC, Class C†	2,378	$ 46,989
Liberty Media Corp.-Liberty Formula One, Series C†	2,541	184,477
Liberty Media Corp.-Liberty SiriusXM, Series C†	910	28,965
Nexstar Media Group, Inc.	520	97,094
Scholastic Corp.	1,816	78,433
Sinclair, Inc.	1,600	22,256
Sirius XM Holdings, Inc.	7,440	37,944
TEGNA, Inc.	1,645	27,801
Walt Disney Co.†	5,622	499,740
		1,597,655
Metal Fabricate/Hardware — 0.1%
Proto Labs, Inc.†	610	20,221
RBC Bearings, Inc.†	468	105,791
Timken Co.	1,660	154,148
TimkenSteel Corp.†	2,690	62,677
Worthington Industries, Inc.	617	46,041
		388,878
Mining — 0.7%
Antofagasta PLC	31,665	681,690
BHP Group, Ltd. (ASX)	9,241	285,592
BHP Group, Ltd. (LSE)	23,608	735,164
Compass Minerals International, Inc.	1,420	53,775
Freeport-McMoRan, Inc.	18,060	806,379
IGO, Ltd.	124,960	1,158,312
Newmont Corp.	1,265	54,294
Rio Tinto, Ltd.	2,920	229,617
South32, Ltd.	160,938	419,436
Southern Copper Corp.	1,899	166,049
		4,590,308
Miscellaneous Manufacturing — 1.6%
3M Co.	900	100,350
Carlisle Cos., Inc.	694	192,377
Eaton Corp. PLC	3,637	746,749
ESCO Technologies, Inc.	1,210	121,666
Fabrinet†	950	117,458
General Electric Co.	40,263	4,599,645
Illinois Tool Works, Inc.	2,508	660,407
John Bean Technologies Corp.	620	76,638
Largan Precision Co., Ltd.	2,000	138,418
Siemens AG	17,878	3,046,421
Teledyne Technologies, Inc.†	481	184,959
Trane Technologies PLC	3,512	700,433
		10,685,521
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,530	47,392
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	6,200	24,428
Zebra Technologies Corp., Class A†	198	60,976
		85,404
Oil & Gas — 2.6%
Antero Resources Corp.†	2,453	65,618
Chesapeake Energy Corp.	1,784	150,462
Chevron Corp.	14,706	2,406,784
CNX Resources Corp.†	3,598	73,399
ConocoPhillips	9,641	1,134,938
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
DCC PLC	7,577	$ 438,647
Devon Energy Corp.	8,075	436,050
Diamondback Energy, Inc.	575	84,709
EOG Resources, Inc.	10,030	1,329,276
EQT Corp.	35,717	1,506,543
Equinor ASA	44,605	1,357,288
Exxon Mobil Corp.	35,289	3,784,392
Hess Corp.	1,453	220,464
Kosmos Energy, Ltd.†	13,400	95,140
Magnolia Oil & Gas Corp., Class A	5,812	128,736
Marathon Petroleum Corp.	1,888	251,142
Noble Corp. PLC†	1,341	70,094
Ovintiv, Inc.	2,687	123,844
Pioneer Natural Resources Co.	461	104,034
Range Resources Corp.	28,108	883,434
Shell PLC ADR	12,823	790,281
SM Energy Co.	3,311	120,156
Southwestern Energy Co.†	38,992	252,668
Suncor Energy, Inc.	2,275	71,185
Texas Pacific Land Corp.	82	123,517
TotalEnergies SE	30,170	1,833,081
Valero Energy Corp.	704	90,753
		17,926,635
Oil & Gas Services — 0.5%
Halliburton Co.	13,700	535,396
NOV, Inc.	7,746	155,540
Schlumberger NV	38,323	2,235,764
TechnipFMC PLC†	10,924	200,346
Tidewater, Inc.†	3,360	212,049
		3,339,095
Packaging & Containers — 0.3%
Amcor PLC CDI	19,434	199,854
Ball Corp.	11,877	697,061
Crown Holdings, Inc.	1,406	130,421
Greif, Inc., Class B	690	54,558
Packaging Corp. of America	363	55,666
Sealed Air Corp.	349	15,921
Sonoco Products Co.	2,600	152,464
Stora Enso Oyj, Class R	42,836	525,381
WestRock Co.	2,063	68,677
		1,900,003
Pharmaceuticals — 5.4%
AbbVie, Inc.	13,254	1,982,533
Aclaris Therapeutics, Inc.†	3,820	37,703
Alkermes PLC†	3,220	94,282
AmerisourceBergen Corp.	9,606	1,795,361
Arvinas, Inc.†	837	20,691
Astellas Pharma, Inc.	72,700	1,063,173
AstraZeneca PLC ADR	56,497	4,050,835
Bayer AG	14,303	835,688
Becton Dickinson & Co.	10,122	2,820,192
Bioxcel Therapeutics, Inc.†	2,420	22,119
Bristol-Myers Squibb Co.	989	61,506
Cigna Group	3,016	890,022
Citius Pharmaceuticals, Inc.†	23,500	23,263
Corbus Pharmaceuticals Holdings, Inc.†	1,876	13,507
Dexcom, Inc.†	1,590	198,050
Elanco Animal Health, Inc.†	8,597	103,766
Eli Lilly & Co.	11,007	5,003,232
GSK PLC ADR	15,033	534,724

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	24,215	$ 4,056,739
McKesson Corp.	4,068	1,636,963
Merck & Co., Inc.	14,912	1,590,365
Neurocrine Biosciences, Inc.†	1,230	125,325
Novartis AG	15,831	1,653,264
Novo Nordisk A/S ADR	1,295	208,624
Novo Nordisk A/S, Class B	6,396	1,030,736
Otsuka Holdings Co., Ltd.	13,000	477,454
Owens & Minor, Inc.†	2,200	42,328
Pacira BioSciences, Inc.†	1,660	60,341
Pfizer, Inc.	6,717	242,215
Prestige Consumer Healthcare, Inc.†	1,950	127,160
Reata Pharmaceuticals, Inc., Class A†	506	83,783
Roche Holding AG	5,532	1,716,598
Sanofi	16,961	1,810,595
Viatris, Inc.	20,371	214,507
Zoetis, Inc.	9,582	1,802,278
		36,429,922
Pipelines — 0.3%
Antero Midstream Corp.	5,000	59,700
Cheniere Energy, Inc.	2,367	383,122
Kinder Morgan, Inc.	46,479	823,143
Williams Cos., Inc.	22,075	760,484
		2,026,449
Private Equity — 0.3%
Ares Management Corp., Class A	3,341	331,494
Blackstone, Inc.	4,290	449,549
Bridgepoint Group PLC*	86,871	210,597
Brookfield Corp.	14,300	499,169
KKR & Co., Inc.	5,310	315,308
		1,806,117
Real Estate — 0.1%
Douglas Elliman, Inc.	8,887	19,640
Howard Hughes Corp.†	773	65,265
Mitsui Fudosan Co., Ltd.	38,000	779,552
Transcontinental Realty Investors, Inc.†	1,300	45,487
		909,944
REITS — 1.6%
Acadia Realty Trust	10,114	158,891
American Homes 4 Rent, Class A	5,885	220,570
American Tower Corp.	6,644	1,264,420
Annaly Capital Management, Inc.	3,987	80,099
Apartment Income REIT Corp.	1,660	57,336
Apple Hospitality REIT, Inc.	4,541	70,386
AvalonBay Communities, Inc.	620	116,963
CubeSmart	3,963	171,836
Diversified Healthcare Trust	12,180	25,456
Douglas Emmett, Inc.	6,262	92,051
EastGroup Properties, Inc.	559	99,044
EPR Properties	1,412	63,032
Equinix, Inc.	302	244,596
Equity LifeStyle Properties, Inc.	10,369	738,065
Equity Residential	17,299	1,140,696
Essex Property Trust, Inc.	335	81,589
Extra Space Storage, Inc.	2,415	337,062
Great Portland Estates PLC	45,261	248,374
Healthcare Realty Trust, Inc.	3,940	76,948
JBG SMITH Properties	1,880	31,452
Security Description	Shares or Principal Amount	Value

REITS (continued)
Kilroy Realty Corp.	1,325	$ 47,303
Lamar Advertising Co., Class A	710	70,077
LTC Properties, Inc.	922	30,942
Medical Properties Trust, Inc.	4,130	41,672
NNN REIT, Inc.	1,640	69,995
Omega Healthcare Investors, Inc.	2,330	74,327
Orchid Island Capital, Inc.	6,425	66,949
Outfront Media, Inc.	3,270	50,554
Park Hotels & Resorts, Inc.	3,410	46,478
Physicians Realty Trust	5,180	76,353
Piedmont Office Realty Trust, Inc., Class A	4,380	32,587
Prologis, Inc.	6,783	846,179
Public Storage	2,955	832,571
Rayonier, Inc.	2,623	86,874
Rexford Industrial Realty, Inc.	16,200	892,458
RLJ Lodging Trust	4,603	47,411
SBA Communications Corp.	318	69,626
Scentre Group	288,696	544,907
Service Properties Trust	5,510	46,780
Simon Property Group, Inc.	860	107,156
Starwood Property Trust, Inc.	4,680	97,063
Summit Hotel Properties, Inc.	9,750	62,790
Sun Communities, Inc.	1,538	200,401
Terreno Realty Corp.	1,726	102,421
Welltower, Inc.	2,032	166,929
Weyerhaeuser Co.	16,321	555,893
WP Carey, Inc.	1,705	115,139
		10,700,701
Retail — 3.6%
AutoZone, Inc.†	326	809,041
Bath & Body Works, Inc.	3,110	115,257
Best Buy Co., Inc.	1,280	106,304
Big 5 Sporting Goods Corp.	3,900	37,323
BJ's Wholesale Club Holdings, Inc.†	1,750	116,042
Brinker International, Inc.†	1,420	55,778
Burlington Stores, Inc.†	1,895	336,590
Caleres, Inc.	2,470	66,789
Carvana Co.†	4,382	201,353
Casey's General Stores, Inc.	641	161,955
Chipotle Mexican Grill, Inc.†	575	1,128,311
Citi Trends, Inc.†	1,000	18,850
Costco Wholesale Corp.	2,316	1,298,512
Dollar General Corp.	8,110	1,369,455
Dollar Tree, Inc.†	847	130,717
Five Below, Inc.†	670	139,588
Floor & Decor Holdings, Inc., Class A†	1,733	199,035
Freshpet, Inc.†	581	42,727
GameStop Corp., Class A†	1,288	28,594
Group 1 Automotive, Inc.	256	66,184
GrowGeneration Corp.†	7,250	28,855
Home Depot, Inc.	7,706	2,572,571
Jack in the Box, Inc.	736	73,166
Kingfisher PLC	243,023	766,298
Kohl's Corp.	2,688	76,474
La-Z-Boy, Inc.	2,813	88,244
Lowe's Cos., Inc.	1,006	235,676
Lululemon Athletica, Inc.†	1,902	719,964
McDonald's Corp.	8,676	2,543,803
Moncler SpA	10,199	736,971
MSC Industrial Direct Co., Inc., Class A	1,507	152,086
Next PLC	6,653	601,767

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Nordstrom, Inc.	2,100	$ 48,531
ODP Corp.†	1,280	63,846
Ollie's Bargain Outlet Holdings, Inc.†	1,039	75,722
O'Reilly Automotive, Inc.†	344	318,472
Papa John's International, Inc.	960	79,392
Penske Automotive Group, Inc.	486	78,450
PetMed Express, Inc.	2,780	40,727
RH†	267	103,641
Ross Stores, Inc.	17,625	2,020,530
Signet Jewelers, Ltd.	780	62,782
Starbucks Corp.	2,762	280,536
Target Corp.	3,976	542,605
TJX Cos., Inc.	10,223	884,596
Tractor Supply Co.	1,702	381,231
Ulta Beauty, Inc.†	1,398	621,830
Walmart, Inc.	15,757	2,518,914
Welcia Holdings Co., Ltd.	9,900	186,219
Wendy's Co.	3,351	72,013
Wingstop, Inc.	497	83,784
Yum! Brands, Inc.	4,593	632,318
Zalando SE*†	9,787	337,889
		24,458,308
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	11,387	75,496
New York Community Bancorp, Inc.	10,600	147,022
Pacific Premier Bancorp, Inc.	3,887	99,274
TFS Financial Corp.	3,460	50,204
WSFS Financial Corp.	2,504	109,550
		481,546
Semiconductors — 5.9%
Advanced Micro Devices, Inc.†	10,686	1,222,478
Amkor Technology, Inc.	2,986	86,863
Applied Materials, Inc.	14,218	2,155,307
ASML Holding NV (NASDAQ)	2,081	1,490,849
ASML Holding NV (XAMS)	2,659	1,906,753
Broadcom, Inc.	3,986	3,582,019
Cirrus Logic, Inc.†	1,226	99,061
Entegris, Inc.	2,910	319,256
Hamamatsu Photonics KK	9,800	471,590
Impinj, Inc.†	561	37,374
KLA Corp.	3,015	1,549,559
Lam Research Corp.	2,802	2,013,209
Lattice Semiconductor Corp.†	1,814	164,965
Marvell Technology, Inc.	14,388	937,090
MaxLinear, Inc.†	1,580	38,979
Microchip Technology, Inc.	10,238	961,758
Micron Technology, Inc.	11,733	837,619
MKS Instruments, Inc.	954	104,148
Monolithic Power Systems, Inc.	1,174	656,841
NVIDIA Corp.	20,463	9,562,155
NXP Semiconductors NV	8,671	1,933,460
ON Semiconductor Corp.†	2,917	314,307
Power Integrations, Inc.	1,134	110,157
QUALCOMM, Inc.	10,241	1,353,553
Renesas Electronics Corp.†	26,600	515,210
Samsung Electronics Co., Ltd.	22,310	1,221,699
Taiwan Semiconductor Manufacturing Co., Ltd.	108,000	1,941,673
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,109	308,257
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Texas Instruments, Inc.	17,592	$ 3,166,560
Tokyo Electron, Ltd.	5,000	746,670
		39,809,419
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	310	71,198
Software — 7.3%
8x8, Inc.†	4,010	19,007
Activision Blizzard, Inc.	1,974	183,108
Adobe, Inc.†	1,855	1,013,145
Alteryx, Inc., Class A†	820	33,997
Asana, Inc., Class A†	1,040	25,251
Asure Software, Inc.†	5,282	72,046
Atlassian Corp., Class A†	3,014	548,367
Bandwidth, Inc., Class A†	1,220	18,483
Bill.com Holdings, Inc.†	3,918	491,082
Black Knight, Inc.†	1,430	100,558
Broadridge Financial Solutions, Inc.	7,210	1,210,703
Cadence Design Systems, Inc.†	1,177	275,430
CareCloud, Inc.†	9,500	31,825
Cerence, Inc.†	693	19,272
Cloudflare, Inc., Class A†	2,280	156,796
Confluent, Inc., Class A†	7,039	243,127
Consensus Cloud Solutions, Inc.†	846	27,419
CSG Systems International, Inc.	947	48,856
Datadog, Inc., Class A†	3,522	411,088
Descartes Systems Group, Inc.†	1,038	80,829
DocuSign, Inc.†	7,230	389,119
Dropbox, Inc., Class A†	2,500	67,375
Duolingo, Inc.†	306	47,488
Dynatrace, Inc.†	3,387	185,235
Envestnet, Inc.†	1,270	78,715
Everbridge, Inc.†	1,270	39,167
Evolent Health, Inc., Class A†	1,980	60,172
Fair Isaac Corp.†	112	93,853
Fiserv, Inc.†	18,582	2,345,234
Five9, Inc.†	730	64,058
HashiCorp, Inc., Class A†	2,868	84,921
HubSpot, Inc.†	510	296,080
Intuit, Inc.	3,422	1,751,037
Manhattan Associates, Inc.†	640	121,997
Microsoft Corp.	77,662	26,088,219
MicroStrategy, Inc., Class A†	64	28,024
MongoDB, Inc.†	2,146	908,616
MSCI, Inc.	309	169,357
Palantir Technologies, Inc., Class A†	11,200	222,208
Paycom Software, Inc.	277	102,147
Phreesia, Inc.†	1,350	42,822
Playtika Holding Corp.†	2,100	25,074
Procore Technologies, Inc.†	1,965	149,045
RingCentral, Inc., Class A†	1,571	64,977
ROBLOX Corp., Class A†	2,700	105,975
Roper Technologies, Inc.	5,407	2,665,921
Salesforce, Inc.†	4,337	975,868
Samsara, Inc., Class A†	2,615	73,063
SAP SE	8,352	1,142,369
ServiceNow, Inc.†	3,783	2,205,489
Smartsheet, Inc., Class A†	1,590	70,596
Snowflake, Inc., Class A†	3,332	592,130
Splunk, Inc.†	1,390	150,579
SPS Commerce, Inc.†	309	55,741
SS&C Technologies Holdings, Inc.	3,099	180,517

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc.†	3,113	$ 1,406,453
Teradata Corp.†	1,260	71,631
Twilio, Inc., Class A†	1,291	85,245
Unity Software, Inc.†	1,366	62,617
Upland Software, Inc.†	8,470	33,457
Veeva Systems, Inc., Class A†	2,454	501,156
Veritone, Inc.†	2,586	11,934
Verra Mobility Corp.†	3,846	80,728
VMware, Inc., Class A†	1,339	211,067
Workday, Inc., Class A†	1,625	385,336
Workiva, Inc.†	950	100,025
Yext, Inc.†	4,910	47,725
Zoom Video Communications, Inc., Class A†	1,932	141,712
ZoomInfo Technologies, Inc.†	2,210	56,510
		49,849,173
Telecommunications — 0.9%
Arista Networks, Inc.†	941	145,940
Ciena Corp.†	1,680	70,896
Cisco Systems, Inc.	4,705	244,848
ESC GCI Liberty, Inc.†(1)	936	0
Globalstar, Inc.†	17,900	19,332
Gogo, Inc.†	1,650	24,865
Infinera Corp.†	7,150	32,175
KT Corp.	17,138	396,635
Nippon Telegraph & Telephone Corp.	1,362,200	1,559,782
Telefonaktiebolaget LM Ericsson, Class B	115,888	582,280
Telephone & Data Systems, Inc.	4,300	34,486
T-Mobile US, Inc.†	18,010	2,481,238
Ubiquiti, Inc.	178	31,622
Verizon Communications, Inc.	5,754	196,096
Viavi Solutions, Inc.†	7,940	86,308
Vodafone Group PLC ADR	46,627	448,552
		6,355,055
Textiles — 0.0%
UniFirst Corp.	416	67,517
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	5,496	117,065
Transportation — 1.3%
Canadian National Railway Co.	430	52,129
Canadian Pacific Kansas City, Ltd.	537	44,190
Central Japan Railway Co.	2,900	369,673
CryoPort, Inc.†	1,360	21,855
CSX Corp.	45,517	1,516,626
FedEx Corp.	844	227,838
GXO Logistics, Inc.†	1,251	83,905
Hub Group, Inc., Class A†	1,120	100,946
JB Hunt Transport Services, Inc.	3,821	779,255
Knight-Swift Transportation Holdings, Inc.	1,322	80,311
Landstar System, Inc.	640	130,298
Norfolk Southern Corp.	2,755	643,540
Old Dominion Freight Line, Inc.	3,547	1,487,931
RXO, Inc.†	830	18,302
Saia, Inc.†	1,008	426,525
Union Pacific Corp.	11,807	2,739,460
Security Description	Shares or Principal Amount	Value

Transportation (continued)
United Parcel Service, Inc., Class B	1,834	$ 343,196
XPO, Inc.†	830	57,469
		9,123,449
Water — 0.0%
Essential Utilities, Inc.	1,983	83,861
Total Common Stocks (cost $472,426,354)		539,104,706
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	15,811
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	1,419
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	300	20,070
Databricks, Inc. Series H†(1)(2)	858	57,400
		77,470
Total Convertible Preferred Stocks (cost $115,442)		94,700
CORPORATE BONDS & NOTES — 5.5%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/2024	$ 50,000	48,908
WPP Finance 2010
3.75%, 09/19/2024	125,000	121,445
		170,353
Aerospace/Defense — 0.1%
General Dynamics Corp.
2.25%, 06/01/2031	250,000	209,840
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	23,930
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	40,634
Raytheon Technologies Corp.
4.45%, 11/16/2038	50,000	45,540
		319,944
Agriculture — 0.1%
Altria Group, Inc.
2.35%, 05/06/2025	115,000	108,589
5.80%, 02/14/2039	60,000	59,030
BAT Capital Corp.
4.39%, 08/15/2037	240,000	189,668
		357,287
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	121,406	105,736
United Airlines Pass-Through Trust
4.15%, 02/25/2033	86,260	79,022
		184,758

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Manufacturers — 0.3%
American Honda Finance Corp.
0.75%, 08/09/2024	$ 200,000	$ 190,558
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	157,232
General Motors Co.
4.00%, 04/01/2025	150,000	146,211
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	261,039
Hyundai Capital America
1.30%, 01/08/2026*	80,000	72,046
1.80%, 10/15/2025*	50,000	45,860
2.00%, 06/15/2028*	260,000	219,200
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	165,000	163,586
PACCAR Financial Corp.
0.90%, 11/08/2024	215,000	203,071
1.10%, 05/11/2026	175,000	157,938
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	200,000	192,198
		1,808,939
Auto Parts & Equipment — 0.0%
Magna International, Inc.
5.50%, 03/21/2033	180,000	184,098
Banks — 1.2%
Banco Santander SA
3.49%, 05/28/2030	200,000	175,860
Bank of America Corp.
2.30%, 07/21/2032	220,000	175,981
2.59%, 04/29/2031	150,000	126,073
2.65%, 03/11/2032	200,000	165,612
2.68%, 06/19/2041	100,000	70,824
3.50%, 04/19/2026	75,000	71,998
4.33%, 03/15/2050	380,000	332,750
Bank of New York Mellon Corp.
1.65%, 07/14/2028	350,000	299,412
Barclays PLC
2.28%, 11/24/2027	200,000	177,955
2.85%, 05/07/2026	225,000	212,281
BNP Paribas SA
2.22%, 06/09/2026*	215,000	200,912
2.87%, 04/19/2032*	200,000	165,065
Citigroup, Inc.
3.11%, 04/08/2026	150,000	143,571
3.89%, 01/10/2028	100,000	94,734
4.65%, 07/23/2048	25,000	22,548
Credit Suisse Group AG
4.19%, 04/01/2031*	250,000	226,067
Fifth Third Bancorp
6.34%, 07/27/2029	40,000	40,728
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	127,581
3.80%, 03/15/2030	125,000	114,897
4.41%, 04/23/2039	275,000	242,942
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	67,524
2.52%, 04/22/2031	150,000	126,888
2.96%, 05/13/2031	440,000	378,013
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.78%, 02/01/2028	$ 100,000	$ 94,786
3.90%, 01/23/2049	100,000	81,248
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	195,903
2.19%, 02/25/2025	200,000	189,295
Morgan Stanley
2.19%, 04/28/2026	150,000	141,130
3.13%, 07/27/2026	100,000	93,893
3.62%, 04/01/2031	150,000	134,813
NatWest Markets PLC
0.80%, 08/12/2024*	200,000	189,729
Royal Bank of Canada
2.30%, 11/03/2031	385,000	312,129
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	117,318
6.50%, 03/09/2029	70,000	70,306
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	262,777
Standard Chartered PLC
1.82%, 11/23/2025*	210,000	197,673
2.61%, 01/12/2028*	200,000	178,401
State Street Corp.
4.86%, 01/26/2026	60,000	59,225
5.16%, 05/18/2034	160,000	157,101
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	200,000	199,717
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	219,916
Toronto-Dominion Bank
1.15%, 06/12/2025	280,000	258,951
Truist Financial Corp.
1.95%, 06/05/2030	95,000	75,694
UBS Group AG
1.36%, 01/30/2027*	260,000	230,778
3.18%, 02/11/2043*	200,000	142,044
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	156,541
3.07%, 04/30/2041	510,000	374,964
3.58%, 05/22/2028	85,000	79,374
		7,973,922
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	138,562
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	177,611
JDE Peet's NV
1.38%, 01/15/2027*	260,000	226,617
		542,790
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	225,000	209,154
5.15%, 03/02/2028	145,000	145,095
Biogen, Inc.
2.25%, 05/01/2030	85,000	70,225
		424,474

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials — 0.0%
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	$ 340,000	$ 277,833
4.25%, 12/15/2047	50,000	41,428
		319,261
Chemicals — 0.0%
Ecolab, Inc.
2.75%, 08/18/2055	240,000	153,116
3.25%, 12/01/2027	50,000	47,085
LYB International Finance II BV
3.50%, 03/02/2027	50,000	47,224
		247,425
Commercial Services — 0.1%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	170,411
Georgetown University
4.32%, 04/01/2049	50,000	43,896
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	61,750
Moody's Corp.
2.00%, 08/19/2031	205,000	165,866
Northwestern University
2.64%, 12/01/2050	75,000	50,711
PayPal Holdings, Inc.
2.40%, 10/01/2024	105,000	101,279
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	44,358
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	81,858
University of Southern California
2.95%, 10/01/2051	400,000	277,323
		997,452
Computers — 0.1%
Apple, Inc.
1.65%, 05/11/2030	100,000	83,916
1.70%, 08/05/2031	215,000	176,049
2.75%, 01/13/2025	150,000	145,145
2.95%, 09/11/2049	75,000	55,367
3.25%, 02/23/2026	100,000	96,476
3.75%, 09/12/2047	50,000	42,724
		599,677
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	134,893
4.88%, 01/16/2024	150,000	149,102
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	199,395
American Express Co.
4.90%, 02/13/2026	290,000	287,743
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	30,000	29,187
5.25%, 05/15/2024*	75,000	74,011
6.38%, 05/04/2028*	105,000	104,652
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	137,855
3.90%, 01/29/2024	125,000	123,664
Synchrony Financial
4.25%, 08/15/2024	275,000	268,655
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Western Union Co.
2.85%, 01/10/2025	$ 20,000	$ 19,094
		1,528,251
Electric — 0.3%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	63,901
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	111,977
Alabama Power Co.
3.13%, 07/15/2051	250,000	170,912
Appalachian Power Co.
4.40%, 05/15/2044	50,000	40,936
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	19,073
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	21,727
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	217,810
Duke Energy Corp.
2.65%, 09/01/2026	50,000	46,329
Enel Finance International NV
1.88%, 07/12/2028*	200,000	169,454
Eversource Energy
3.30%, 01/15/2028	30,000	27,683
3.80%, 12/01/2023	20,000	19,874
Exelon Corp.
3.40%, 04/15/2026	125,000	119,200
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	25,000	24,380
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	21,351
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	94,687
Mississippi Power Co.
3.95%, 03/30/2028	30,000	28,327
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	220,000	178,726
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	41,600
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	47,415
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	44,443
Sempra Energy
3.30%, 04/01/2025	130,000	125,242
Southern California Edison Co.
5.88%, 12/01/2053	200,000	205,368
Southern Co.
4.40%, 07/01/2046	25,000	21,318
Vistra Operations Co. LLC
3.55%, 07/15/2024*	35,000	34,014
		1,895,747
Electronics — 0.1%
Amphenol Corp.
2.20%, 09/15/2031	75,000	61,055
4.75%, 03/30/2026	25,000	24,788
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	221,232

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
Keysight Technologies, Inc.
4.55%, 10/30/2024	$ 25,000	$ 24,621
		331,696
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	120,000	99,763
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	252,839
2.50%, 08/15/2024	40,000	38,732
3.38%, 11/15/2027	30,000	28,184
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	116,961
3.20%, 06/01/2032	135,000	117,204
Waste Management, Inc.
4.88%, 02/15/2034	200,000	197,655
		751,575
Food — 0.0%
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025*	200,000	195,707
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	22,508
		218,215
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	182,272
Gas — 0.0%
NiSource, Inc.
1.70%, 02/15/2031	90,000	70,383
3.95%, 03/30/2048	115,000	91,492
Southern California Gas Co.
4.13%, 06/01/2048	25,000	19,720
		181,595
Healthcare-Products — 0.1%
Abbott Laboratories
3.40%, 11/30/2023	117,000	116,137
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	170,093
Baxter International, Inc.
1.92%, 02/01/2027	225,000	200,895
Revvity, Inc.
1.90%, 09/15/2028	210,000	179,386
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	110,499
		777,010
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	40,219
2.91%, 01/01/2051	265,000	176,278
Centra Health, Inc.
4.70%, 01/01/2048	45,000	39,133
CommonSpirit Health
2.76%, 10/01/2024	40,000	38,592
2.78%, 10/01/2030	55,000	46,566
3.91%, 10/01/2050	305,000	233,940
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Elevance Health, Inc.
4.55%, 03/01/2048	$ 115,000	$ 101,757
HCA, Inc.
4.13%, 06/15/2029	65,000	60,304
4.38%, 03/15/2042*	65,000	53,221
Humana, Inc.
2.15%, 02/03/2032	100,000	78,667
3.70%, 03/23/2029	45,000	41,671
Mass General Brigham, Inc.
3.19%, 07/01/2049	95,000	68,807
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	94,190
Stanford Health Care
3.80%, 11/15/2048	10,000	7,980
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	29,383
2.90%, 05/15/2050	150,000	103,187
4.63%, 11/15/2041	25,000	23,315
4.75%, 07/15/2045	75,000	71,448
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	43,736
		1,352,394
Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	55,000	50,360
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	93,141
2.00%, 06/28/2028*	340,000	285,954
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	205,561
3.35%, 05/15/2024	25,000	24,583
CNO Global Funding
2.65%, 01/06/2029*	315,000	267,978
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	55,000	50,312
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	52,132
Jackson National Life Global Funding
1.75%, 01/12/2025*	400,000	373,326
Liberty Mutual Group, Inc.
4.50%, 06/15/2049*	80,000	61,595
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	29,146
3.50%, 06/03/2024	30,000	29,404
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	102,560
3.70%, 05/15/2029	25,000	23,020
4.30%, 11/15/2046	25,000	19,669
Protective Life Global Funding
1.17%, 07/15/2025*	195,000	177,725
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	20,543
Willis North America, Inc.
4.50%, 09/15/2028	50,000	47,787
		1,914,796
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	275,000	267,647

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
4.95%, 12/05/2044	$ 65,000	$ 65,120
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	113,953
		446,720
Iron/Steel — 0.0%
Nucor Corp.
2.70%, 06/01/2030	50,000	43,394
3.95%, 05/01/2028	35,000	33,291
		76,685
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	247,558
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.13%, 03/07/2025	140,000	133,490
4.15%, 09/15/2027	150,000	146,551
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	241,075
		521,116
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	107,890
3.75%, 02/15/2028	125,000	114,420
4.50%, 02/01/2024	25,000	24,795
Comcast Corp.
1.95%, 01/15/2031	70,000	57,105
2.65%, 02/01/2030	30,000	26,249
3.90%, 03/01/2038	240,000	207,401
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	181,087
		718,947
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	165,539
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	177,076
		342,615
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	77,115
Oil & Gas — 0.2%
BP Capital Markets PLC
3.28%, 09/19/2027	75,000	70,820
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	60,191
6.25%, 03/15/2038	25,000	25,617
Chevron Corp.
2.00%, 05/11/2027	40,000	36,316
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	84,942
Hess Corp.
4.30%, 04/01/2027	125,000	120,642
Marathon Oil Corp.
4.40%, 07/15/2027	25,000	23,941
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Pioneer Natural Resources Co.
1.13%, 01/15/2026	$ 55,000	$ 49,842
5.10%, 03/29/2026	55,000	54,814
Shell International Finance BV
3.25%, 05/11/2025	325,000	314,636
TotalEnergies Capital International SA
2.43%, 01/10/2025	155,000	148,988
2.99%, 06/29/2041	105,000	78,969
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	23,037
4.50%, 03/04/2029*	55,000	52,066
		1,144,821
Packaging & Containers — 0.0%
Packaging Corp. of America
3.65%, 09/15/2024	50,000	48,944
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	94,367
4.70%, 05/14/2045	125,000	113,324
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	191,298
4.88%, 03/03/2028	200,000	200,348
Becton Dickinson & Co.
3.70%, 06/06/2027	33,000	31,488
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	90,000	78,182
Cardinal Health, Inc.
3.41%, 06/15/2027	40,000	37,541
3.75%, 09/15/2025	125,000	120,510
Cigna Corp.
3.25%, 04/15/2025	50,000	48,100
4.80%, 07/15/2046	25,000	22,811
Cigna Group
3.88%, 10/15/2047	50,000	39,454
CVS Health Corp.
1.88%, 02/28/2031	60,000	47,686
2.70%, 08/21/2040	330,000	228,971
3.88%, 07/20/2025	50,000	48,595
5.05%, 03/25/2048	100,000	91,211
McKesson Corp.
5.25%, 02/15/2026	310,000	309,894
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	200,000	189,664
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	20,000	19,907
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	220,000	182,581
		2,095,932
Pipelines — 0.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	47,580
4.95%, 12/15/2024	50,000	49,241
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	17,218
3.70%, 01/15/2039*	15,000	12,399
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	52,051
Enbridge, Inc.
4.00%, 10/01/2023	125,000	124,573

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
5.50%, 12/01/2046	$ 113,000	$ 107,229
Energy Transfer LP
5.25%, 04/15/2029	35,000	34,682
Florida Gas Transmission Co. LLC
4.35%, 07/15/2025*	50,000	48,547
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	54,466
MPLX LP
5.65%, 03/01/2053	150,000	140,528
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	24,214
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	23,731
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	300,000	300,428
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	17,185
		1,054,072
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	83,227
American Tower Corp.
1.45%, 09/15/2026	315,000	279,269
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	40,931
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	131,452
2.90%, 03/15/2027	70,000	64,281
Essex Portfolio LP
4.00%, 03/01/2029	90,000	83,413
4.50%, 03/15/2048	15,000	12,124
Extra Space Storage LP
4.00%, 06/15/2029	40,000	36,568
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	48,808
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	63,958
Healthpeak Properties, Inc.
2.88%, 01/15/2031	125,000	105,615
Kilroy Realty LP
3.45%, 12/15/2024	30,000	28,560
National Retail Properties, Inc.
4.80%, 10/15/2048	50,000	41,526
Prologis LP
2.13%, 04/15/2027	115,000	103,911
4.00%, 09/15/2028	70,000	66,911
Public Storage
1.95%, 11/09/2028	135,000	116,326
Realty Income Corp.
2.20%, 06/15/2028	25,000	21,735
3.10%, 12/15/2029	70,000	62,054
3.95%, 08/15/2027	25,000	23,791
4.63%, 11/01/2025	60,000	59,078
Simon Property Group LP
2.65%, 02/01/2032	285,000	231,492
3.80%, 07/15/2050	100,000	74,398
Security Description	Shares or Principal Amount	Value

REITS (continued)
WP Carey, Inc.
3.85%, 07/15/2029	$ 90,000	$ 81,440
		1,860,868
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	81,979
3.13%, 04/18/2024 to 04/21/2026	115,000	110,965
5.05%, 07/15/2026	180,000	179,514
Carvana Co.
10.25%, 05/01/2030*	188,000	152,991
Dollar General Corp.
4.63%, 11/01/2027	240,000	234,796
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	287,163
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	23,693
3.90%, 06/01/2029	95,000	89,576
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	47,548
Tractor Supply Co.
5.25%, 05/15/2033	250,000	247,168
Walmart, Inc.
3.30%, 04/22/2024	150,000	147,830
		1,603,223
Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,248
QUALCOMM, Inc.
3.25%, 05/20/2027	29,000	27,522
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	29,366
		66,136
Software — 0.2%
Fiserv, Inc.
3.20%, 07/01/2026	35,000	33,098
Microsoft Corp.
3.13%, 11/03/2025	25,000	24,111
4.20%, 11/03/2035	250,000	245,049
Oracle Corp.
2.40%, 09/15/2023	125,000	124,513
5.55%, 02/06/2053	65,000	62,331
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	138,942
2.00%, 06/30/2030	30,000	24,635
2.95%, 09/15/2029	120,000	107,303
3.80%, 12/15/2026	25,000	23,957
Salesforce, Inc.
2.70%, 07/15/2041	395,000	287,396
VMware, Inc.
1.40%, 08/15/2026	205,000	181,626
		1,252,961
Telecommunications — 0.2%
America Movil SAB de CV
2.88%, 05/07/2030	200,000	173,385
AT&T, Inc.
1.65%, 02/01/2028	125,000	106,758
2.25%, 02/01/2032	280,000	219,909
3.50%, 06/01/2041	130,000	96,794

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
3.80%, 12/01/2057	$ 64,000	$ 44,554
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	250,000	244,582
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	88,676
2.65%, 11/20/2040	490,000	334,820
2.99%, 10/30/2056	35,000	21,557
3.15%, 03/22/2030	150,000	132,245
Vodafone Group PLC
4.88%, 06/19/2049	60,000	52,697
		1,515,977
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.
3.00%, 11/19/2024	45,000	43,420
3.55%, 11/19/2026	310,000	291,113
		334,533
Transportation — 0.0%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 to 12/15/2048	50,000	43,222
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	90,057
2.88%, 11/15/2029	70,000	61,997
3.50%, 05/01/2050	110,000	83,041
CSX Corp.
4.30%, 03/01/2048	25,000	21,733
		300,050
Trucking & Leasing — 0.0%
GATX Corp.
4.35%, 02/15/2024	60,000	59,326
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	210,000	206,337
		265,663
Total Corporate Bonds & Notes (cost $43,270,404)		37,337,630
ASSET BACKED SECURITIES — 0.4%
Auto Loan Receivables — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D 1.29%, 06/18/2027	140,000	126,436
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	100,000	93,053
Series 2019-2A, Class B 3.55%, 09/22/2025*	105,000	101,877
Carmax Auto Owner Trust
Series 2023-3, Class A3 5.28%, 05/15/2028	40,000	39,993
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	39,965
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	123,392
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 5.56%, 04/22/2030*	165,000	164,339
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Exeter Automobile Receivables Trust
Series 2021-4A, Class C 1.46%, 10/15/2027	$ 200,000	$ 192,190
Series 2022-2A, Class C 3.85%, 07/17/2028	80,000	77,504
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	100,000	90,570
Series 2023-1, Class A 4.85%, 08/15/2035*	125,000	123,126
GM Financial Automobile Leasing Trust
Series 2023-1, Class C 5.76%, 01/20/2027	50,000	49,340
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	160,000	154,575
		1,376,360
Other Asset Backed Securities — 0.2%
CNH Equipment Trust
Series 2019-C, Class B 2.35%, 04/15/2027	80,000	79,427
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	117,900	96,912
Series 2020-2A, Class A2 3.24%, 01/20/2051*	92,625	79,359
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 6.50%, (3 ML+1.12%), 05/20/2034*	250,000	247,572
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	49,921
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	44,168	39,806
Series 2019-2A, Class A 2.22%, 10/20/2038*	83,825	78,513
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	148,517	132,122
Octane Receivables Trust
Series 2023-1A, Class A 5.87%, 05/21/2029*	80,191	79,815
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.72%, (TSFR3M+1.41%), 07/15/2034*	255,000	253,844
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	110,284	89,480
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	93,385	79,925
Series 2020-A, Class A2A 2.23%, 09/15/2037*	59,616	54,726

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2016-A, Class A2A 2.70%, 05/15/2031*	$ 11,947	$ 11,612
Series 2017-A, Class A2A 2.88%, 09/15/2034*	21,699	20,809
		1,393,843
Total Asset Backed Securities (cost $2,956,900)		2,770,203
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
Commercial and Residential — 0.4%
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*	223,308	210,275
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(3)	53,421	44,058
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	62,044	50,724
Series 2021-1, Class A2 1.12%, 01/25/2066*(3)	17,283	14,126
Series 2020-6, Class M1 2.81%, 05/25/2065*(3)	70,000	53,173
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(3)	78,549	65,788
Benchmark Mtg. Trust
Series 2023-V3, Class A3 6.36%, 07/15/2056	75,000	77,250
BFLD Trust FRS
Series 2019-DPLO, Class C 6.88%, (TSFR1M+1.65%), 10/15/2034*	55,000	54,308
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.56%, (TSFR1M+1.34%), 02/15/2039*	260,000	255,360
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	150,000	112,020
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(3)	100,000	89,978
CD Mtg. Trust VRS
Series 2017-CD3, Class B 3.98%, 02/10/2050(3)	75,000	48,761
Chase Home Lending Mtg. Trust VRS
Series 2023-RPL1, Class A1 3.50%, 06/25/2062*(3)	253,314	226,023
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(3)	17,499	15,522
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(3)	46,877	38,984
Cold Storage Trust FRS
Series 2020-ICE5, Class B 6.64%, (TSFR1M+1.41%), 11/15/2037*	98,299	97,128
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(3)	11,617	10,798
Series 2022-3, Class A1 3.90%, 02/25/2067*(3)	139,739	128,403
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Connecticut Avenue Securities Trust FRS
Series 2023-R02, Class 1M1 7.37%, (SOFR30A+2.30%), 01/25/2043*	$ 60,667	$ 61,567
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(3)	51,024	43,776
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(3)	59,590	47,331
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	100,000	94,969
Great Wolf Trust FRS
Series 2019-WOLF, Class C 6.97%, (TSFR1M+1.75), 12/15/2036*	30,000	29,566
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.93%, 10/25/2050*(3)	31,819	26,565
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.98%, (TSFR1M+0.94%), 08/25/2050*	5,210	4,922
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(3)	4,059	3,638
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(3)	10,286	9,031
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(3)	11,222	9,920
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(3)	19,799	17,433
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.44%, (TSFR1M+1.21%), 04/15/2038*	205,000	201,662
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4 4.31%, 12/15/2051	55,000	51,481
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(3)	76,606	59,361
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(3)	135,885	108,692
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class C 7.33%, (TSFR1M+2.11%), 11/15/2038*	215,000	179,870
OBX Trust FRS
Series 2019-EXP3, Class 2A2 6.51%, (TSFR1M+1.21%), 10/25/2059*	10,551	10,292
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.20%, 12/25/2049*(3)	165,215	134,589
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(3)	1,221	1,180
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(3)	25,226	22,362
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(3)	82,633	78,381

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust VRS
Series 2021-7, Class A1 1.83%, 10/25/2066*(3)	$ 211,704	$ 180,054
Series 2019-INV3, Class A1 2.69%, 11/25/2059*(3)	16,059	15,401
		2,984,722
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(3)	940,000	790,875
Series K-150, Class A2 3.71%, 09/25/2032(3)	405,000	376,957
Series K-156, Class A2 4.43%, 02/25/2033(3)	315,000	309,849
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.92%, (SOFR30A+0.85%), 11/25/2041*	111,575	110,566
Series 2021-DNA6, Class M2 6.57%, (SOFR30A+1.50%), 10/25/2041*	100,000	98,313
Series 2022-DNA3, Class M1A 7.07%, (SOFR30A+2.00%), 04/25/2042*	138,575	139,052
Series 2021-DNA3, Class M2 7.17%, (SOFR30A+2.10%), 10/25/2033*	50,000	49,610
Series 2022-HQA1, Class M1A 7.17%, (SOFR30A+2.10%), 03/25/2042*	114,240	114,684
Series 2023-DNA1, Class M1A 7.17%, (SOFR30A+2.10%), 03/25/2043*	32,370	32,736
Series 2023-DNA2, Class M1A 7.17%, (SOFR30A+2.10%), 04/25/2043*	47,062	47,722
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2022-R01, Class 1M1 6.07%, (SOFR30A+1.00%), 12/25/2041*	32,484	32,220
Series 2023-R05, Class 1M1 6.97%, (SOFR30A+1.90%), 06/25/2043*	73,514	73,904
Series 2023-R04, Class 1M1 7.37%, (SOFR30A+2.30%), 05/25/2043*	213,706	216,839
		2,393,327
Total Collateralized Mortgage Obligations (cost $5,799,506)		5,378,049
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.7%
U.S. Government — 9.7%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	$ 1,669,600	$ 1,056,727
1.25%, 05/15/2050	123,400	67,272
1.38%, 11/15/2040 to 08/15/2050	1,483,000	885,234
1.63%, 11/15/2050	340,000	204,810
1.75%, 08/15/2041	575,000	396,368
1.88%, 02/15/2041 to 11/15/2051	7,025,000	4,824,639
2.00%, 11/15/2041 to 08/15/2051	3,496,000	2,356,354
2.25%, 05/15/2041 to 02/15/2052	2,487,000	1,765,137
2.38%, 02/15/2042 to 05/15/2051	1,226,000	900,943
2.75%, 08/15/2047(4)	380,000	297,439
2.88%, 05/15/2049 to 05/15/2052	695,000	559,531
3.00%, 08/15/2048 to 08/15/2052	1,400,000	1,154,402
3.13%, 11/15/2041	305,000	263,873
3.25%, 05/15/2042	515,000	450,384
3.38%, 08/15/2042	807,500	718,297
3.63%, 02/15/2053 to 05/15/2053	3,135,000	2,926,213
3.88%, 08/15/2040 to 05/15/2043	4,955,000	4,746,178
4.00%, 11/15/2042 to 11/15/2052	2,450,400	2,406,092
United States Treasury Notes
0.13%, 08/31/2023	1,025,000	1,020,607
0.25%, 05/31/2025 to 08/31/2025	4,020,000	3,669,240
0.38%, 04/30/2025 to 01/31/2026	4,735,000	4,275,392
0.63%, 05/15/2030	175,000	139,638
0.75%, 08/31/2026	5,715,000	5,107,112
0.88%, 06/30/2026	2,075,000	1,872,363
1.25%, 08/15/2031	1,785,000	1,453,938
1.50%, 10/31/2024	80,000	76,353
1.88%, 02/28/2027	3,770,000	3,460,006
2.75%, 08/31/2023 to 08/15/2032	4,840,000	4,583,320
2.88%, 05/15/2032	460,000	422,553
3.00%, 07/31/2024	335,000	327,292
3.38%, 05/15/2033	575,000	548,496
3.50%, 02/15/2033	115,000	110,831
3.63%, 05/31/2028	2,915,000	2,845,313
4.00%, 02/29/2028	1,975,000	1,957,256
4.13%, 09/30/2027 to 11/15/2032	8,050,000	8,010,893
United States Treasury Notes TIPS
1.13%, 01/15/2033	156,198	149,233
		66,009,729
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 06/20/2032 to 05/20/2050	26,513	24,016
3.50%, 09/20/2049 to 02/20/2050	13,399	12,411
		36,427
Total U.S. Government & Agency Obligations (cost $74,907,667)		66,046,156
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.1%
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	226,600
Province of Manitoba Canada
4.30%, 07/27/2033	235,000	232,413
Province of Manitoba, Canada
2.60%, 04/16/2024	86,000	84,172
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	23,911
		567,096

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign — 0.1%
Republic of Panama
3.30%, 01/19/2033	$ 350,000	$ 291,789
United Mexican States
2.66%, 05/24/2031	200,000	166,268
3.50%, 02/12/2034	230,000	193,088
		651,145
Total Foreign Government Obligations (cost $1,354,141)		1,218,241
MUNICIPAL SECURITIES — 0.5%
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	246,424
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	200,000	152,078
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	75,389
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	56,299
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	245,000	268,402
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	258,856
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	170,807
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	26,133
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	49,100
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	224,834
2.99%, 11/01/2038	60,000	49,383
3.09%, 11/01/2040	135,000	105,403
Denver Schools Certificate Participation
4.24%, 12/15/2037	25,000	23,010
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	117,630
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	57,122
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds
3.06%, 07/01/2039	30,000	23,743
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	95,000	101,599
Security Description	Shares or Principal Amount	Value

Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	$ 50,000	$ 55,760
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	130,584
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	166,627
Metropolitan Transportation Authority Revenue Bonds
5.87%, 11/15/2039	10,000	9,987
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	52,568
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	40,000	31,661
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	46,000	51,399
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	100,000	93,441
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	161,107
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	52,260
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	127,183
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,401
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	61,889
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	103,126
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	91,578
University of California Revenue Bonds
5.77%, 05/15/2043	20,000	21,220
Utah Transit Authority Revenue Bonds
3.44%, 12/15/2042	130,000	102,344

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	$ 25,000	$ 23,343
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	81,793
Total Municipal Securities (cost $4,387,345)		3,428,483
Total Long-Term Investment Securities (cost $605,217,759)		655,378,168
SHORT-TERM INVESTMENTS — 3.3%
Unaffiliated Investment Companies — 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(5)	21,938,479	21,938,479
T. Rowe Price Treasury Reserve Fund 5.26%(5)	107	107
		21,938,586
U.S. Government — 0.1%
United States Treasury Bills
5.23%, 01/11/2024	575,000	561,296
Total Short-Term Investments (cost $22,499,966)		22,499,882
TOTAL INVESTMENTS (cost $627,717,725)(6)	99.7%	677,878,050
Other assets less liabilities	0.3	2,364,138
NET ASSETS	100.0%	$680,242,188
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Asset Allocation Growth Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $16,203,721 representing 2.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	2,514	$9,582	$ 4,826	$ 1.92	0.0%
Canva, Inc.
	08/16/2021	11	18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337
		42	71,588	29,802	709.57	0.0
Gusto, Inc.	10/04/2021	775	22,311	11,919	15.38	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	1,419	709.57	0.0
Databricks, Inc. Series G	02/01/2021	300	17,737	20,070	66.90	0.0
Databricks, Inc. Series H	08/31/2021	858	63,049	57,400	66.90	0.0
Gusto, Inc. Series E	07/13/2021	1,028	31,246	15,811	15.38	0.0
				$141,247		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The rate shown is the 7-day yield as of July 31, 2023.
(6)	See Note 3 for cost of investments on a tax basis.
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—Chess Depositary Interest
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North American Investment Grade Index	0.6049%	2,000,000	USD	2,000,000	1.000%	Quarterly	Dec 2027	$(169)	$31,303	$31,134
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Written Options on futures
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Goldman Sachs and Co. LLC	Call option on 10 Year U.S. Treasury Note Futures	114.00	9/22/2023	(5)	$—	$2,268	$2,227	$ 41
Puts
Goldman Sachs and Co. LLC	Put option on 10 Year U.S. Treasury Note Futures	110.00	9/22/2023	(5)	—	2,668	2,538	130
						$4,936	$4,765	$171

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
56	Long	U.S. Treasury 5 Year Notes	September 2023	$6,092,514	$5,981,937	$(110,577)
3	Long	U.S. Treasury Ultra Bonds	September 2023	401,857	396,656	(5,201)
1	Short	U.S. Treasury Ultra 10 Year Notes	September 2023	116,516	116,984	(468)
						$(116,246)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 5,286,790	$ —	$ 0	$ 5,286,790
Commercial Services	11,022,429	—	11,919	11,034,348
Computer Graphics	—	—	29,802	29,802
Diversified Financial Services	17,439,405	—	4,826	17,444,231
Telecommunications	6,355,055	—	0	6,355,055
Other Industries	498,954,480	—	—	498,954,480
Convertible Preferred Stocks	—	—	94,700	94,700
Corporate Bonds & Notes	—	37,337,630	—	37,337,630
Asset Backed Securities	—	2,770,203	—	2,770,203
Collateralized Mortgage Obligations	—	5,378,049	—	5,378,049
U.S. Government & Agency Obligations	—	66,046,156	—	66,046,156
Foreign Government Obligations	—	1,218,241	—	1,218,241
Municipal Securities	—	3,428,483	—	3,428,483
Short-Term Investments:
U.S. Government	—	561,296	—	561,296
Other Short-Term Investments	21,938,586	—	—	21,938,586
Total Investments at Value	$560,996,745	$116,740,058	$141,247	$677,878,050
Other Financial Instruments:†
Swaps	$ —	$ 31,303	$ —	$ 31,303
Written Options	171	—	—	171
Total Other Financial Instruments	$ 171	$ 31,303	$ —	$ 31,474
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 116,246	$ —	$ —	$ 116,246
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	14.9%
Short-Term Investments	11.7
Internet	5.5
Software	5.3
Semiconductors	4.8
Banks	4.8
Pharmaceuticals	4.4
Insurance	3.7
Computers	3.0
Oil & Gas	2.9
Retail	2.7
REITS	2.4
Healthcare-Products	2.2
Diversified Financial Services	2.2
Healthcare-Services	2.0
Collateralized Mortgage Obligations	1.9
Electric	1.7
Mining	1.6
Auto Manufacturers	1.6
Commercial Services	1.4
Telecommunications	1.4
Chemicals	1.4
Food	1.2
Miscellaneous Manufacturing	1.1
Cosmetics/Personal Care	1.1
Beverages	0.9
Transportation	0.9
Aerospace/Defense	0.7
Municipal Securities	0.7
Pipelines	0.6
Machinery-Diversified	0.6
Auto Parts & Equipment	0.5
Electronics	0.5
Agriculture	0.5
Media	0.5
Biotechnology	0.5
Oil & Gas Services	0.4
Electrical Components & Equipment	0.4
Other Asset Backed Securities	0.4
Packaging & Containers	0.4
Airlines	0.4
Distribution/Wholesale	0.3
Foreign Government Obligations	0.3
Auto Loan Receivables	0.3
Machinery-Construction & Mining	0.3
Home Furnishings	0.3
Apparel	0.3
Lodging	0.3
Iron/Steel	0.3
Building Materials	0.3
Leisure Time	0.2
Real Estate	0.2
Advertising	0.2
Purchased Options	0.2
Food Service	0.2
Engineering & Construction	0.1
Private Equity	0.1
Investment Companies	0.1
Gas	0.1
Entertainment	0.1
Home Builders	0.1
Trucking & Leasing	0.1

Toys/Games/Hobbies	0.1%
Savings & Loans	0.1
100.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.1%
Advertising — 0.1%
WPP PLC	160,420	$ 1,753,231
Aerospace/Defense — 0.6%
Boeing Co.†	5,363	1,280,953
General Dynamics Corp.	4,642	1,037,858
Howmet Aerospace, Inc.	2,175	111,230
L3Harris Technologies, Inc.	13,713	2,598,476
Northrop Grumman Corp.	2,456	1,092,920
RTX Corp.	5,711	502,168
Safran SA	10,877	1,805,371
TransDigm Group, Inc.	1,163	1,046,374
		9,475,350
Agriculture — 0.5%
Altria Group, Inc.	8,156	370,446
Darling Ingredients, Inc.†	5,004	346,527
Philip Morris International, Inc.	51,909	5,176,365
Wilmar International, Ltd.	536,400	1,557,063
		7,450,401
Airlines — 0.0%
Alaska Air Group, Inc.†	878	42,697
Southwest Airlines Co.	5,474	186,992
United Airlines Holdings, Inc.†	2,548	138,382
		368,071
Apparel — 0.3%
Dr. Martens PLC	135,801	265,951
Kering SA	2,352	1,354,043
NIKE, Inc., Class B	15,545	1,716,013
Samsonite International SA*†	233,100	690,432
		4,026,439
Auto Manufacturers — 1.3%
Cummins, Inc.	6,505	1,696,504
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	12,559	1,535,519
General Motors Co.	12,803	491,251
Honda Motor Co., Ltd.	18,600	590,039
PACCAR, Inc.	3,216	276,994
Rivian Automotive, Inc., Class A†	11,089	306,500
Suzuki Motor Corp.	26,300	1,053,183
Tesla, Inc.†	36,819	9,846,505
Toyota Motor Corp.	160,700	2,695,183
		18,491,678
Auto Parts & Equipment — 0.4%
Aptiv PLC†	2,948	322,777
Autoliv, Inc. SDR	13,653	1,359,930
Denso Corp.	24,600	1,708,590
Dowlais Group PLC†	253,250	399,598
Magna International, Inc.	29,731	1,912,595
Stanley Electric Co., Ltd.	33,000	608,551
		6,312,041
Banks — 3.4%
ANZ Group Holdings, Ltd.	61,814	1,069,152
Bank of America Corp.	131,517	4,208,544
Bank of New York Mellon Corp.	6,616	300,102
BNP Paribas SA	23,993	1,583,346
Citigroup, Inc.	9,556	455,439
DBS Group Holdings, Ltd.	49,100	1,265,024
DNB Bank ASA	128,994	2,661,323
Security Description	Shares or Principal Amount	Value

Banks (continued)
East West Bancorp, Inc.	5,152	$ 320,506
Erste Group Bank AG	18,077	683,325
Fifth Third Bancorp	14,842	431,902
Goldman Sachs Group, Inc.	7,211	2,566,179
HDFC Bank, Ltd.	61,790	1,239,575
Huntington Bancshares, Inc.	25,057	306,698
ING Groep NV	201,515	2,942,394
Intesa Sanpaolo SpA	231,007	667,746
JPMorgan Chase & Co.	50,579	7,989,459
Lloyds Banking Group PLC	2,046,585	1,180,210
Macquarie Group, Ltd.	10,041	1,180,362
Mitsubishi UFJ Financial Group, Inc.	241,300	1,943,765
Morgan Stanley	19,642	1,798,422
National Bank of Canada	29,288	2,293,910
PNC Financial Services Group, Inc.	13,201	1,807,085
Regions Financial Corp.	1,685	34,323
Standard Chartered PLC	94,699	908,329
Sumitomo Mitsui Trust Holdings, Inc.	21,800	846,931
Svenska Handelsbanken AB, Class A	161,789	1,420,172
Truist Financial Corp.	2,512	83,449
United Overseas Bank, Ltd.	88,800	2,010,062
US Bancorp	37,489	1,487,564
Wells Fargo & Co.	103,888	4,795,470
Western Alliance Bancorp	1,728	89,770
		50,570,538
Beverages — 0.8%
Coca-Cola Co.	36,421	2,255,553
Constellation Brands, Inc., Class A	2,599	709,007
Diageo PLC	50,776	2,213,925
Heineken NV	19,075	1,869,531
Keurig Dr Pepper, Inc.	14,795	503,178
Kirin Holdings Co., Ltd.	47,200	697,557
Monster Beverage Corp.†	6,445	370,523
PepsiCo, Inc.	14,975	2,807,213
		11,426,487
Biotechnology — 0.4%
Amgen, Inc.	8,870	2,076,910
Biogen, Inc.†	860	232,363
Genmab A/S†	1,863	766,102
Gilead Sciences, Inc.	2,635	200,629
Illumina, Inc.†	819	157,371
Moderna, Inc.†	856	100,717
Regeneron Pharmaceuticals, Inc.†	1,790	1,328,019
Vertex Pharmaceuticals, Inc.†	2,337	823,419
		5,685,530
Building Materials — 0.2%
Carrier Global Corp.	27,576	1,642,151
Johnson Controls International PLC	2,390	166,224
Katitas Co., Ltd.	5,700	104,653
Martin Marietta Materials, Inc.	158	70,541
Vulcan Materials Co.	1,693	373,306
West Fraser Timber Co., Ltd. (NASDAQ)	2,482	209,208
West Fraser Timber Co., Ltd. (TSX)	418	35,218
		2,601,301
Chemicals — 1.2%
Air Liquide SA	11,212	2,013,836
Akzo Nobel NV	17,834	1,524,756

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Asahi Kasei Corp.	116,300	$ 791,656
BASF SE	24,197	1,297,507
CF Industries Holdings, Inc.	5,493	450,865
Covestro AG*†	26,059	1,399,071
FMC Corp.	1,929	185,628
Johnson Matthey PLC	42,673	986,306
Linde PLC	11,298	4,413,790
Nutrien, Ltd.	31,937	2,200,140
RPM International, Inc.	2,414	249,390
Sherwin-Williams Co.	5,183	1,433,100
Tosoh Corp.	12,200	159,205
Umicore SA	35,719	1,057,231
		18,162,481
Coal — 0.0%
Teck Resources, Ltd., Class B	8,188	363,793
Warrior Met Coal, Inc.	1,784	78,942
		442,735
Commercial Services — 1.1%
Adyen NV*†	686	1,274,544
Affirm Holdings, Inc.†	5,795	112,365
Amadeus IT Group SA	16,716	1,198,695
Ashtead Group PLC	25,101	1,856,133
Block, Inc.†	4,404	354,654
Cintas Corp.	1,125	564,795
CoStar Group, Inc.†	615	51,642
Element Fleet Management Corp.	132,017	2,129,452
Equifax, Inc.	462	94,285
FleetCor Technologies, Inc.†	5,945	1,479,770
Global Payments, Inc.	6,894	760,063
Gusto, Inc.†(1)(2)	2,300	35,374
MarketAxess Holdings, Inc.	408	109,842
Moody's Corp.	1,252	441,643
Quanta Services, Inc.	466	93,955
Recruit Holdings Co., Ltd.	39,800	1,380,054
S&P Global, Inc.	4,095	1,615,518
Service Corp. International	10,528	701,691
TechnoPro Holdings, Inc.	44,200	1,141,156
United Rentals, Inc.	148	68,773
WillScot Mobile Mini Holdings Corp.†	987	47,327
		15,511,731
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	120	85,148
Computers — 3.0%
Accenture PLC, Class A	8,091	2,559,588
Apple, Inc.	188,245	36,980,730
Crowdstrike Holdings, Inc., Class A†	1,686	272,559
Fortinet, Inc.†	8,849	687,744
NTT Data Corp.	130,600	1,813,519
Pure Storage, Inc., Class A†	13,958	516,306
Teleperformance	5,586	809,183
Western Digital Corp.†	6,046	257,318
Zscaler, Inc.†	1,557	249,712
		44,146,659
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	13,116	1,000,226
e.l.f. Beauty, Inc.†	1,011	118,004
Kenvue, Inc.†	42,930	1,016,582
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
L'Oreal SA	4,899	$ 2,279,547
Procter & Gamble Co.	32,139	5,023,326
Unilever PLC	76,409	4,109,671
		13,547,356
Distribution/Wholesale — 0.3%
Bunzl PLC	27,875	1,033,135
Copart, Inc.†	4,018	355,151
Mitsubishi Corp.	34,600	1,766,907
Sumitomo Corp.	75,700	1,621,325
		4,776,518
Diversified Financial Services — 1.7%
American Express Co.	14,764	2,493,345
ANT International Co., Ltd. Class C†(1)(2)	84,481	162,174
Apollo Global Management, Inc.	2,824	230,749
BlackRock, Inc.	380	280,763
Capital One Financial Corp.	708	82,850
Cboe Global Markets, Inc.	2,374	331,600
Charles Schwab Corp.	23,290	1,539,469
CME Group, Inc.	2,871	571,214
Discover Financial Services	1,136	119,905
Intercontinental Exchange, Inc.	4,884	560,683
Julius Baer Group, Ltd.	21,027	1,485,309
LPL Financial Holdings, Inc.	780	178,901
Mastercard, Inc., Class A	17,297	6,819,861
Mitsubishi HC Capital, Inc.	118,200	780,910
Visa, Inc., Class A	35,419	8,420,159
XP, Inc., Class A†	25,127	678,680
		24,736,572
Electric — 1.3%
Ameren Corp.	9,071	777,113
CMS Energy Corp.	6,123	373,932
Constellation Energy Corp.	22,604	2,184,677
Dominion Energy, Inc.	19,968	1,069,286
DTE Energy Co.	3,097	353,987
Electric Power Development Co., Ltd.	44,900	710,118
Engie SA	172,452	2,827,480
Entergy Corp.	4,015	412,340
Evergy, Inc.	16,114	966,357
FirstEnergy Corp.	23,358	920,072
Iberdrola SA	2,920	36,456
National Grid PLC	123,689	1,637,364
NextEra Energy, Inc.	34,953	2,562,055
PG&E Corp.†	59,557	1,048,799
Sempra	1,715	255,569
Southern Co.	39,418	2,851,498
Xcel Energy, Inc.	1,135	71,198
		19,058,301
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	12,958	2,055,139
Emerson Electric Co.	979	89,432
Legrand SA	18,259	1,829,305
Prysmian SpA	42,264	1,684,511
Schneider Electric SE	551	98,168
		5,756,555
Electronics — 0.5%
ABB, Ltd.	63,230	2,527,605

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Agilent Technologies, Inc.	4,091	$ 498,161
Amphenol Corp., Class A	151	13,335
Honeywell International, Inc.	4,103	796,515
Hubbell, Inc.	2,315	722,280
Murata Manufacturing Co., Ltd.	23,200	1,357,607
TE Connectivity, Ltd.	10,788	1,547,970
Trimble, Inc.†	3,327	178,993
		7,642,466
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	467	70,904
First Solar, Inc.†	395	81,923
Shoals Technologies Group, Inc., Class A†	2,997	77,802
SolarEdge Technologies, Inc.†	921	222,385
		453,014
Engineering & Construction — 0.1%
Cellnex Telecom SA*	1,992	81,344
Worley, Ltd.	128,112	1,493,877
		1,575,221
Environmental Control — 0.0%
Republic Services, Inc.	1,300	196,443
Waste Connections, Inc.	3,086	435,651
		632,094
Food — 1.1%
Barry Callebaut AG	549	1,028,057
General Mills, Inc.	7,906	590,894
Kraft Heinz Co.	15,704	568,171
Minerva SA	38,834	82,862
Mondelez International, Inc., Class A	51,645	3,828,444
Nestle SA	58,785	7,204,794
Seven & i Holdings Co., Ltd.	46,900	1,942,725
Sysco Corp.	3,188	243,276
Tyson Foods, Inc., Class A	1,681	93,665
		15,582,888
Food Service — 0.2%
Compass Group PLC	88,301	2,297,017
Forest Products & Paper — 0.0%
Suzano SA	8,791	89,365
Gas — 0.0%
Beijing Enterprises Holdings, Ltd.	119,000	472,253
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	6,972	692,110
Healthcare-Products — 2.0%
Abbott Laboratories	6,273	698,373
Alcon, Inc.	12,803	1,087,018
Align Technology, Inc.†	713	269,436
Avantor, Inc.†	9,403	193,420
Baxter International, Inc.	9,129	412,905
Boston Scientific Corp.†	4,729	245,199
Danaher Corp.	15,475	3,947,053
DENTSPLY SIRONA, Inc.	3,689	153,167
Elekta AB, Series B	111,704	904,762
EssilorLuxottica SA	7,791	1,567,102
GE HealthCare Technologies, Inc.	21,657	1,689,246
Intuitive Surgical, Inc.†	12,052	3,909,669
Koninklijke Philips NV†	65,852	1,369,021
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Medtronic PLC	19,456	$ 1,707,459
Siemens Healthineers AG*	33,682	1,956,103
STERIS PLC	1,137	256,450
Stryker Corp.	6,474	1,834,796
Teleflex, Inc.	2,548	639,981
Thermo Fisher Scientific, Inc.	9,970	5,470,140
West Pharmaceutical Services, Inc.	336	123,661
Zimmer Biomet Holdings, Inc.	3,435	474,545
		28,909,506
Healthcare-Services — 1.6%
Charles River Laboratories International, Inc.†	765	160,298
Elevance Health, Inc.	15,389	7,257,914
Evotec SE†	25,761	678,932
Fresenius SE & Co. KGaA	42,199	1,323,730
HCA Healthcare, Inc.	5,920	1,615,035
Humana, Inc.	6,326	2,889,907
ICON PLC†	654	164,422
IQVIA Holdings, Inc.†	578	129,333
Molina Healthcare, Inc.†	709	215,883
Tenet Healthcare Corp.†	816	60,980
UnitedHealth Group, Inc.	19,471	9,859,530
		24,355,964
Home Builders — 0.1%
NVR, Inc.†	79	498,209
Persimmon PLC	49,860	741,618
		1,239,827
Home Furnishings — 0.3%
Panasonic Holdings Corp.	121,600	1,504,348
Sony Group Corp.	23,800	2,227,512
		3,731,860
Household Products/Wares — 0.0%
Avery Dennison Corp.	1,040	191,371
Kimberly-Clark Corp.	302	38,988
		230,359
Insurance — 3.2%
AIA Group, Ltd.	117,000	1,161,164
Allstate Corp.	10,299	1,160,491
AXA SA	110,939	3,411,710
Berkshire Hathaway, Inc., Class B†	24,605	8,659,976
Challenger, Ltd.	98,991	476,749
Chubb, Ltd.	25,863	5,286,656
Definity Financial Corp.	19,925	501,506
Equitable Holdings, Inc.	16,002	459,097
Hartford Financial Services Group, Inc.	23,913	1,718,866
Marsh & McLennan Cos., Inc.	9,025	1,700,490
MetLife, Inc.	63,525	4,000,169
Muenchener Rueckversicherungs-Gesellschaft AG	9,420	3,548,409
PICC Property & Casualty Co., Ltd.	708,000	826,116
Ping An Insurance Group Co. of China, Ltd.	79,000	569,792
Progressive Corp.	21,674	2,730,490
RenaissanceRe Holdings, Ltd.	1,914	357,459
Sampo Oyj, Class A	40,897	1,802,698
Storebrand ASA	159,320	1,393,395
Sun Life Financial, Inc.	38,600	2,031,502

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Tokio Marine Holdings, Inc.	87,200	$ 1,997,574
Travelers Cos., Inc.	10,839	1,870,920
Zurich Insurance Group AG	4,695	2,265,531
		47,930,760
Internet — 5.4%
Alibaba Group Holding, Ltd. ADR†	5,355	547,067
Alphabet, Inc., Class A†	46,241	6,137,106
Alphabet, Inc., Class C†	149,495	19,899,279
Amazon.com, Inc.†	179,196	23,954,921
Booking Holdings, Inc.†	1,350	4,010,580
CyberAgent, Inc.	115,800	730,867
DoorDash, Inc., Class A†	5,433	493,262
Gen Digital, Inc.	19,776	384,643
Meta Platforms, Inc., Class A†	45,482	14,490,565
NAVER Corp.	3,917	697,571
Netflix, Inc.†	10,166	4,462,569
Palo Alto Networks, Inc.†	1,105	276,206
Sea, Ltd. ADR†	9,261	616,042
Shopify, Inc., Class A†	17,707	1,196,639
Tencent Holdings, Ltd.	9,800	445,335
Z Holdings Corp.	235,700	655,749
		78,998,401
Investment Companies — 0.1%
Melrose Industries PLC	252,540	1,717,714
Iron/Steel — 0.2%
ArcelorMittal SA	6,586	190,447
BlueScope Steel, Ltd.	4,945	72,543
Commercial Metals Co.	1,010	57,792
Nippon Steel Corp.	12,200	278,362
Nucor Corp.	3,943	678,551
Reliance Steel & Aluminum Co.	1,876	549,405
SSAB AB, Class A	10,076	63,923
Steel Dynamics, Inc.	4,849	516,806
Vale SA ADR	7,888	115,401
voestalpine AG	2,147	71,055
		2,594,285
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.†	3,026	330,167
Lodging — 0.1%
H World Group, Ltd.†	15,200	72,015
Hilton Worldwide Holdings, Inc.	3,835	596,304
InterContinental Hotels Group PLC	1,172	86,575
Kyoritsu Maintenance Co., Ltd.	900	35,231
Las Vegas Sands Corp.†	7,589	453,898
Marriott International, Inc., Class A	1,163	234,705
Wynn Resorts, Ltd.	2,386	260,027
		1,738,755
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	3,795	1,006,320
Epiroc AB, Class B	2,469	41,938
Metso Oyj	4,431	50,303
Mitsubishi Electric Corp.	147,700	2,129,355
Sandvik AB	45,185	917,745
		4,145,661
Machinery-Diversified — 0.5%
Cactus, Inc., Class A	1,381	70,127
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Deere & Co.	1,333	$ 572,657
Dover Corp.	2,438	355,875
Ingersoll Rand, Inc.	6,862	447,883
KION Group AG	19,821	830,757
Omron Corp.	14,100	755,423
Otis Worldwide Corp.	3,685	335,187
Rockwell Automation, Inc.	521	175,207
SMC Corp.	1,200	625,452
THK Co., Ltd.	27,300	545,942
Westinghouse Air Brake Technologies Corp.	16,459	1,949,404
		6,663,914
Media — 0.1%
Charter Communications, Inc., Class A†	1,265	512,565
Comcast Corp., Class A	9,474	428,793
Walt Disney Co.†	8,067	717,076
		1,658,434
Metal Fabricate/Hardware — 0.0%
Tenaris SA ADR	2,428	81,314
Mining — 1.5%
Adriatic Metals PLC†	31,241	73,446
Agnico Eagle Mines, Ltd. (NYSE)	2,105	110,323
Agnico Eagle Mines, Ltd. (TSX)	7,195	377,197
Alcoa Corp.	1,169	42,306
Allkem, Ltd.†	4,037	40,187
Alrosa PJSC†(1)(2)	121,860	0
Anglo American Platinum, Ltd.	2,473	123,129
Anglo American PLC	24,378	748,975
Antofagasta PLC	77,884	1,676,701
Barrick Gold Corp.	11,939	206,425
Bellevue Gold, Ltd.†	72,395	70,510
BHP Group, Ltd. (ASX)	70,209	2,169,803
BHP Group, Ltd. (LSE)	53,994	1,681,399
Boliden AB	7,056	207,864
Calibre Mining Corp.†	49,936	64,756
Cameco Corp.	7,910	278,116
Capricorn Metals, Ltd.†	23,346	69,783
Capstone Copper Corp.†	2,123	11,093
Central Asia Metals PLC	25,887	60,996
Endeavour Mining PLC	12,140	293,315
ERO Copper Corp.†	15,970	383,915
Filo Corp.†	3,145	59,482
First Quantum Minerals, Ltd.	20,437	606,143
Franco-Nevada Corp.	5,164	753,541
Freeport-McMoRan, Inc.	49,764	2,221,963
Glencore PLC	86,320	524,593
Grupo Mexico SAB de CV, Class B	31,437	163,540
Hudbay Minerals, Inc.	9,084	54,050
IGO, Ltd.	286,230	2,653,197
Impala Platinum Holdings, Ltd.	16,049	115,765
Industrias Penoles SAB de CV†	2,374	33,994
Ivanhoe Electric, Inc.†	7,190	116,909
Ivanhoe Mines, Ltd.†	31,264	331,453
K92 Mining, Inc.†	15,096	71,321
Karora Resources, Inc.†	34,257	118,723
Kinross Gold Corp.	6,546	32,599
Korea Zinc Co., Ltd.	127	49,220
MMC Norilsk Nickel PJSC Series E†(1)(2)	470	0

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
NAC Kazatomprom JSC GDR	3,440	$ 93,052
Newcrest Mining, Ltd.	19,447	344,982
Newmont Corp.	21,501	922,823
NGEx Minerals, Ltd.†	3,130	16,639
Norsk Hydro ASA	29,631	194,128
Northam Platinum Holdings, Ltd.†	15,903	134,365
Northern Star Resources, Ltd.	73,873	571,132
Orla Mining, Ltd.†	21,367	99,815
Osisko Mining, Inc.†	29,840	71,056
Pilbara Minerals, Ltd.	16,501	53,645
Polyus PJSC Series E†(1)(2)	428	0
Red 5, Ltd.†	418,101	50,551
Rio Tinto PLC	5,812	384,129
Rio Tinto, Ltd.	13,212	1,038,938
Royal Gold, Inc.	506	60,791
Sibanye Stillwater, Ltd.	43,335	81,951
Skeena Resources, Ltd.†	4,646	23,994
South32, Ltd.	371,546	968,322
Southern Copper Corp.	7,936	693,924
Sumitomo Metal Mining Co., Ltd.	2,600	89,807
Wesdome Gold Mines, Ltd.†	30,056	159,779
Wheaton Precious Metals Corp.	3,180	142,595
		22,793,150
Miscellaneous Manufacturing — 1.1%
3M Co.	1,773	197,690
Eaton Corp. PLC	7,596	1,559,611
General Electric Co.	53,314	6,090,591
Largan Precision Co., Ltd.	6,000	415,255
Siemens AG	39,674	6,760,472
Teledyne Technologies, Inc.†	978	376,070
Trane Technologies PLC	782	155,962
		15,555,651
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	415	127,803
Oil & Gas — 2.4%
BP PLC ADR	7,440	277,512
Canadian Natural Resources, Ltd.	2,543	154,645
Chesapeake Energy Corp.	2,963	249,899
Chevron Corp.	32,875	5,380,323
Comstock Resources, Inc.	5,416	69,054
ConocoPhillips	24,535	2,888,260
DCC PLC	17,104	990,183
Devon Energy Corp.	18,368	991,872
Diamondback Energy, Inc.	2,783	409,992
EOG Resources, Inc.	7,670	1,016,505
EQT Corp.	51,132	2,156,748
Equinor ASA	108,800	3,310,681
Exxon Mobil Corp.	53,567	5,744,525
Galp Energia SGPS SA	6,678	88,844
Hess Corp.	5,916	897,635
Kosmos Energy, Ltd.†	19,582	139,032
Magnolia Oil & Gas Corp., Class A	3,276	72,563
Marathon Petroleum Corp.	5,130	682,393
Noble Corp. PLC†	2,091	109,297
OMV AG	3,170	142,902
Pioneer Natural Resources Co.	2,060	464,880
Range Resources Corp.	55,752	1,752,285
Shell PLC	13,897	421,969
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Shell PLC ADR	29,260	$ 1,803,294
Southwestern Energy Co.†	75,978	492,338
Suncor Energy, Inc. (NYSE)	4,262	133,358
Suncor Energy, Inc. (TSX)	8,410	263,145
TotalEnergies SE	65,878	4,002,641
Tourmaline Oil Corp.	1,226	63,538
Valero Energy Corp.	2,528	325,885
Venture Global LNG, Inc. Series C†(1)(2)	2	36,000
Whitecap Resources, Inc.	11,568	92,376
		35,624,574
Oil & Gas Services — 0.4%
Baker Hughes Co.	4,503	161,162
ChampionX Corp.	3,111	110,752
Halliburton Co.	32,907	1,286,005
Liberty Energy, Inc.	3,479	57,299
NOV, Inc.	16,147	324,232
Schlumberger NV	57,503	3,354,725
TechnipFMC PLC†	13,067	239,649
		5,533,824
Packaging & Containers — 0.2%
Amcor PLC CDI	44,631	458,973
Ball Corp.	6,329	371,449
Packaging Corp. of America	1,504	230,639
Sealed Air Corp.	729	33,257
Stora Enso Oyj, Class R	95,155	1,167,069
WestRock Co.	5,542	184,493
		2,445,880
Pharmaceuticals — 3.9%
AbbVie, Inc.	10,824	1,619,054
AmerisourceBergen Corp.	20,101	3,756,877
Astellas Pharma, Inc.	163,700	2,393,968
AstraZeneca PLC ADR	84,317	6,045,529
Bayer AG	31,576	1,844,905
Becton Dickinson & Co.	9,833	2,739,670
Bristol-Myers Squibb Co.	2,068	128,609
Cigna Group	2,405	709,715
Dexcom, Inc.†	3,326	414,287
Eli Lilly & Co.	16,940	7,700,077
GSK PLC ADR	32,928	1,171,249
Johnson & Johnson	38,584	6,463,977
McKesson Corp.	1,370	551,288
Merck & Co., Inc.	31,244	3,332,173
Novartis AG	35,294	3,685,826
Novo Nordisk A/S ADR	2,709	436,420
Novo Nordisk A/S, Class B	14,622	2,356,383
Otsuka Holdings Co., Ltd.	29,500	1,083,453
Pfizer, Inc.	14,155	510,429
Roche Holding AG	12,405	3,849,313
Sanofi	37,807	4,035,916
Viatris, Inc.	42,543	447,978
Zoetis, Inc.	9,961	1,873,564
		57,150,660
Pipelines — 0.2%
Equitrans Midstream Corp.	7,174	74,394
Kinder Morgan, Inc.	97,314	1,723,431
Williams Cos., Inc.	27,308	940,761
		2,738,586

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 0.1%
Ares Management Corp., Class A	2,139	$ 212,231
Bridgepoint Group PLC*	200,609	486,326
Brookfield Corp.	31,348	1,094,262
		1,792,819
Real Estate — 0.2%
CBRE Group, Inc., Class A†	618	51,486
Emerald Resources NL†	97,709	148,983
Hongkong Land Holdings, Ltd.	1,206	4,293
Kerry Properties, Ltd.	28,500	61,393
LEG Immobilien SE†	1,466	103,740
Mitsui Fudosan Co., Ltd.	101,100	2,074,019
Shurgard Self Storage, Ltd.	2,611	119,397
StorageVault Canada, Inc.	17,013	63,090
Sun Hung Kai Properties, Ltd.	17,500	218,893
Tokyo Tatemono Co., Ltd.	4,800	64,021
Wharf Real Estate Investment Co., Ltd.	32,000	171,306
		3,080,621
REITS — 1.8%
Acadia Realty Trust	16,695	262,278
Alexandria Real Estate Equities, Inc.	2,012	252,868
American Homes 4 Rent, Class A	15,507	581,202
American Tower Corp.	6,013	1,144,334
Apple Hospitality REIT, Inc.	13,823	214,257
AvalonBay Communities, Inc.	4,487	846,473
Big Yellow Group PLC	5,559	76,549
Camden Property Trust	2,462	268,580
Canadian Apartment Properties REIT	3,461	134,933
CapitaLand Integrated Commercial Trust	123,300	189,157
Crown Castle, Inc.	1,795	194,381
CubeSmart	8,053	349,178
Derwent London PLC	2,307	62,648
Douglas Emmett, Inc.	8,844	130,007
EastGroup Properties, Inc.	1,707	302,446
Equinix, Inc.	2,110	1,708,931
Equity LifeStyle Properties, Inc.	26,548	1,889,687
Equity Residential	8,507	560,952
Essex Property Trust, Inc.	2,549	620,809
Extra Space Storage, Inc.	6,804	949,634
Federal Realty Investment Trust	365	37,055
Gaming & Leisure Properties, Inc.	4,230	200,756
Gecina SA	1,212	131,061
Goodman Group	15,429	212,870
Granite Real Estate Investment Trust	1,895	111,287
Great Portland Estates PLC	118,571	650,670
Healthcare Realty Trust, Inc.	9,528	186,082
Hoshino Resorts REIT, Inc.	17	74,446
Host Hotels & Resorts, Inc.	8,975	165,140
Industrial & Infrastructure Fund Investment Corp.	70	73,215
Invincible Investment Corp.	271	112,198
Kilroy Realty Corp.	4,654	166,148
Kimco Realty Corp.	4,869	98,646
Mitsui Fudosan Logistics Park, Inc.	34	120,929
Nexus Select Trust†	30,894	43,290
Pebblebrook Hotel Trust	3,931	60,734
PotlatchDeltic Corp.	1,358	72,830
Prologis, Inc.	25,419	3,171,020
Security Description	Shares or Principal Amount	Value

REITS (continued)
Public Storage	8,855	$ 2,494,896
Rayonier, Inc.	6,180	204,682
Regency Centers Corp.	9,065	594,029
Rexford Industrial Realty, Inc.	13,830	761,895
SBA Communications Corp.	2,215	484,974
Scentre Group	701,666	1,324,378
Segro PLC	10,790	105,655
Simon Property Group, Inc.	7,791	970,759
SL Green Realty Corp.	1,129	42,575
Sun Communities, Inc.	1,751	228,155
Terreno Realty Corp.	6,242	370,400
Tokyu REIT, Inc.	36	47,599
UNITE Group PLC	5,716	71,412
Ventas, Inc.	7,686	372,925
Warehouses De Pauw CVA	3,834	113,312
Welltower, Inc.	12,549	1,030,900
Weyerhaeuser Co.	40,602	1,382,904
		27,029,131
Retail — 2.1%
AutoZone, Inc.†	676	1,677,643
Bath & Body Works, Inc.	6,534	242,150
Best Buy Co., Inc.	2,673	221,993
Burlington Stores, Inc.†	1,741	309,236
Carvana Co.†	9,078	417,134
Chipotle Mexican Grill, Inc.†	1,202	2,358,661
Costco Wholesale Corp.	2,513	1,408,964
Dollar General Corp.	8,682	1,466,043
Dollar Tree, Inc.†	1,862	287,362
Home Depot, Inc.	8,216	2,742,829
Kingfisher PLC	569,200	1,794,795
Lowe's Cos., Inc.	2,112	494,778
Lululemon Athletica, Inc.†	2,306	872,890
McDonald's Corp.	9,641	2,826,741
Moncler SpA	23,313	1,684,578
Next PLC	14,487	1,310,356
O'Reilly Automotive, Inc.†	726	672,124
Ross Stores, Inc.	14,498	1,662,051
Starbucks Corp.	5,791	588,192
Target Corp.	2,948	402,314
TJX Cos., Inc.	21,849	1,890,594
Ulta Beauty, Inc.†	2,920	1,298,816
Walmart, Inc.	18,875	3,017,357
Welcia Holdings Co., Ltd.	20,400	383,723
Zalando SE*†	21,985	759,017
		30,790,341
Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	22,406	2,563,246
Applied Materials, Inc.	14,841	2,249,747
ASML Holding NV (NASDAQ)	4,319	3,094,175
ASML Holding NV (XAMS)	5,992	4,296,828
Broadcom, Inc.	8,524	7,660,093
Entegris, Inc.	1,978	217,006
Hamamatsu Photonics KK	21,800	1,049,048
KLA Corp.	1,529	785,829
Lam Research Corp.	5,828	4,187,360
Lattice Semiconductor Corp.†	1,745	158,690
Marvell Technology, Inc.	12,074	786,380
Micron Technology, Inc.	24,433	1,744,272
Monolithic Power Systems, Inc.	2,473	1,383,619
NVIDIA Corp.	42,508	19,863,563
NXP Semiconductors NV	18,893	4,212,761

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
ON Semiconductor Corp.†	6,156	$ 663,309
QUALCOMM, Inc.	15,558	2,056,301
Renesas Electronics Corp.†	60,300	1,167,938
Samsung Electronics Co., Ltd.	49,977	2,736,747
Taiwan Semiconductor Manufacturing Co., Ltd.	244,000	4,386,744
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,413	635,849
Texas Instruments, Inc.	21,514	3,872,520
Tokyo Electron, Ltd.	11,400	1,702,407
		71,474,432
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	648	148,826
Software — 5.0%
Activision Blizzard, Inc.	4,128	382,913
Adobe, Inc.†	3,906	2,133,340
Atlassian Corp., Class A†	3,278	596,399
Bill.com Holdings, Inc.†	5,225	654,902
Broadridge Financial Solutions, Inc.	1,628	273,374
Cadence Design Systems, Inc.†	2,462	576,133
Confluent, Inc., Class A†	7,508	259,326
Datadog, Inc., Class A†	3,409	397,898
Descartes Systems Group, Inc.†	2,255	175,597
DocuSign, Inc.†	9,331	502,194
Fair Isaac Corp.†	233	195,247
Fiserv, Inc.†	38,912	4,911,084
Intuit, Inc.	7,099	3,632,558
Microsoft Corp.	123,534	41,497,541
MongoDB, Inc.†	2,891	1,224,049
MSCI, Inc.	644	352,964
Paycom Software, Inc.	504	185,855
Roper Technologies, Inc.	4,652	2,293,669
Salesforce, Inc.†	9,061	2,038,816
SAP SE	18,701	2,557,883
ServiceNow, Inc.†	7,848	4,575,384
Snowflake, Inc., Class A†	2,216	393,805
Synopsys, Inc.†	6,490	2,932,182
Veeva Systems, Inc., Class A†	2,209	451,122
Zoom Video Communications, Inc., Class A†	874	64,108
		73,258,343
Telecommunications — 0.9%
Arista Networks, Inc.†	1,867	289,553
Cisco Systems, Inc.	9,929	516,705
KT Corp.	35,270	816,275
Nippon Telegraph & Telephone Corp.	3,036,800	3,477,276
Telefonaktiebolaget LM Ericsson, Class B	265,348	1,333,244
T-Mobile US, Inc.†	37,729	5,197,924
Verizon Communications, Inc.	12,038	410,255
Vodafone Group PLC ADR	104,591	1,006,166
		13,047,398
Transportation — 0.8%
Canadian National Railway Co.	900	109,107
Canadian Pacific Kansas City, Ltd.	1,150	94,633
Central Japan Railway Co.	6,700	854,072
CSX Corp.	94,558	3,150,673
Security Description	Shares or Principal Amount	Value

Transportation (continued)
FedEx Corp.	1,719	$ 464,044
JB Hunt Transport Services, Inc.	1,787	364,441
Norfolk Southern Corp.	6,185	1,444,754
Old Dominion Freight Line, Inc.	3,552	1,490,028
Saia, Inc.†	835	353,322
Union Pacific Corp.	12,343	2,863,823
		11,188,897
Total Common Stocks (cost $736,059,020)		871,929,408
PREFERRED STOCKS — 0.1%
Pipelines — 0.0%
Crestwood Equity Partners LP 9.25%(3)	41,740	387,347
Diversified Financial Services — 0.1%
Ladenburg Thalmann Financial Services, Inc. 6.50%†	22,999	396,733
Total Preferred Stocks (cost $768,616)		784,080
CONVERTIBLE PREFERRED STOCKS — 0.0%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	563	28,167
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	49,462
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	8	5,677
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	56,716
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	1,206	80,681
Databricks, Inc. Series H†(1)(2)	2,613	174,810
KoBold Metals Co. Series B-1†(1)(2)	3,900	166,847
		422,338
Total Convertible Preferred Stocks (cost $546,549)		562,360
CORPORATE BONDS & NOTES — 10.5%
Advertising — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 40,000	38,400
3.65%, 11/01/2024	75,000	73,361
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	765,000	649,332
WPP Finance 2010
3.75%, 09/19/2024	100,000	97,156
		858,249

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense — 0.1%
Bombardier, Inc.
7.88%, 04/15/2027*	$ 695,000	$ 692,787
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	193,815
4.50%, 05/15/2036	200,000	191,590
RTX Corp.
3.20%, 03/15/2024	665,000	655,042
		1,733,234
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	140,000	132,195
Airlines — 0.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	569,354	495,866
3.70%, 04/01/2028	88,269	80,824
4.95%, 08/15/2026	251,584	244,041
5.25%, 07/15/2025	235,839	232,610
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	1,040,000	1,006,843
United Airlines Pass-Through Trust
3.10%, 04/07/2030	276,611	235,549
3.45%, 01/07/2030	129,847	114,201
4.15%, 02/25/2033	296,283	271,424
US Airways Pass Through Trust
3.95%, 05/15/2027	131,937	124,361
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/2030*	1,032,000	873,557
		3,679,276
Auto Manufacturers — 0.3%
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	619,397
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	290,000	249,123
5.11%, 05/03/2029	330,000	308,144
General Motors Co.
4.00%, 04/01/2025	550,000	536,108
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,015,453
Jaguar Land Rover Automotive PLC
5.50%, 07/15/2029*	845,000	747,729
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	475,000	470,930
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	455,000	437,249
		4,384,133
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	780,000	748,877
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	1,027,000	880,496
		1,629,373
Security Description	Shares or Principal Amount	Value

Banks — 1.4%
ABN AMRO Bank NV
4.75%, 07/28/2025*	$ 500,000	$ 485,645
Banco Santander Chile
2.70%, 01/10/2025*	409,000	391,087
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025*	355,000	351,615
Banco Santander SA
3.49%, 05/28/2030	200,000	175,860
Bank of America Corp.
2.30%, 07/21/2032	665,000	531,943
2.59%, 04/29/2031	405,000	340,397
2.68%, 06/19/2041	960,000	679,913
3.37%, 01/23/2026	800,000	771,194
3.50%, 04/19/2026	150,000	143,995
4.45%, 03/03/2026	350,000	340,668
Barclays PLC
2.85%, 05/07/2026	830,000	783,081
BBVA Bancomer SA
4.38%, 04/10/2024*	600,000	594,340
BNP Paribas SA
2.22%, 06/09/2026*	435,000	406,496
BPCE SA
4.50%, 03/15/2025*	300,000	289,386
4.88%, 04/01/2026*	400,000	384,747
Citigroup, Inc.
3.89%, 01/10/2028	505,000	478,407
4.60%, 03/09/2026	175,000	170,753
6.17%, 05/25/2034	205,000	208,243
Danske Bank A/S
3.24%, 12/20/2025*	476,000	454,876
Fifth Third Bancorp
6.34%, 07/27/2029	145,000	147,638
Goldman Sachs Group, Inc.
2.65%, 10/21/2032	745,000	604,987
2.91%, 07/21/2042	505,000	357,544
3.75%, 05/22/2025	125,000	120,730
3.80%, 03/15/2030	705,000	648,018
HSBC Holdings PLC
4.38%, 11/23/2026	500,000	475,942
ING Groep NV
3.55%, 04/09/2024	1,050,000	1,033,521
JPMorgan Chase & Co.
2.96%, 05/13/2031	355,000	304,988
3.20%, 06/15/2026	200,000	190,056
3.78%, 02/01/2028	445,000	421,797
3.90%, 01/23/2049	525,000	426,554
4.25%, 10/01/2027	25,000	24,215
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	800,000	757,181
Morgan Stanley
3.13%, 07/27/2026	550,000	516,410
3.22%, 04/22/2042	970,000	732,936
4.30%, 01/27/2045	25,000	21,965
National Securities Clearing Corp.
1.50%, 04/23/2025*	1,200,000	1,124,497
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	464,926
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	426,777

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Standard Chartered PLC
2.61%, 01/12/2028*	$ 545,000	$ 486,144
State Street Corp.
5.16%, 05/18/2034	585,000	574,400
UBS Group AG
1.36%, 01/30/2027*	340,000	301,787
2.59%, 09/11/2025*	660,000	633,269
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	299,665
3.07%, 04/30/2041	720,000	529,361
5.56%, 07/25/2034	450,000	451,775
		20,059,729
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	650,000	674,529
Diageo Capital PLC
1.38%, 09/29/2025	265,000	244,989
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	129,208
Triton Water Holdings, Inc.
6.25%, 04/01/2029*	940,000	794,291
		1,843,017
Biotechnology — 0.1%
Biogen, Inc.
2.25%, 05/01/2030	1,045,000	863,352
Building Materials — 0.1%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	650,000	633,935
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	11,000	10,840
Vulcan Materials Co.
4.50%, 06/15/2047	130,000	114,139
		758,914
Chemicals — 0.2%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	50,000	46,413
Ecolab, Inc.
2.75%, 08/18/2055	830,000	529,524
Element Solutions, Inc.
3.88%, 09/01/2028*	760,000	671,662
LYB International Finance II BV
3.50%, 03/02/2027	400,000	377,794
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	105,740
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	510,000	295,800
SCIH Salt Holdings, Inc.
6.63%, 05/01/2029*	720,000	625,622
		2,652,555
Commercial Services — 0.3%
Deluxe Corp.
8.00%, 06/01/2029*	895,000	751,800
Experian Finance PLC
2.75%, 03/08/2030*	850,000	724,245
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
George Washington University
3.55%, 09/15/2046	$ 45,000	$ 34,069
Northwestern University
2.64%, 12/01/2050	450,000	304,266
PayPal Holdings, Inc.
2.40%, 10/01/2024	850,000	819,877
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	765,000	422,663
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	425,833
Sabre GLBL, Inc.
11.25%, 12/15/2027*	985,000	871,430
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	380,638
3.38%, 03/22/2027*	90,000	83,677
		4,818,498
Computers — 0.0%
Apple, Inc.
3.25%, 02/23/2026	265,000	255,661
4.85%, 05/10/2053	350,000	356,458
		612,119
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	680,000	630,650
6.63%, 07/15/2030*	189,000	190,654
		821,304
Distribution/Wholesale — 0.0%
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	295,000	298,687
7.75%, 03/15/2031*	245,000	255,340
		554,027
Diversified Financial Services — 0.4%
Advisor Group Holdings, Inc.
10.75%, 08/01/2027*	655,000	671,629
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.88%, 01/16/2024	150,000	149,102
5.75%, 06/06/2028	590,000	587,880
6.50%, 07/15/2025	160,000	161,119
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027*	138,000	142,292
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	266,368
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	165,000	160,526
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	760,304
Discover Financial Services
3.75%, 03/04/2025	600,000	578,309
LPL Holdings, Inc.
4.00%, 03/15/2029*	50,000	44,818
4.38%, 05/15/2031*	349,000	306,843
PennyMac Financial Services, Inc.
4.25%, 02/15/2029*	740,000	610,899

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
PRA Group, Inc.
5.00%, 10/01/2029*	$ 662,000	$ 502,704
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
4.00%, 10/15/2033*	830,000	658,307
Synchrony Financial
4.25%, 08/15/2024	960,000	937,850
Visa, Inc.
4.15%, 12/14/2035	90,000	85,521
		6,624,471
Electric — 0.4%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	326,607
Clearway Energy Operating LLC
3.75%, 02/15/2031*	794,000	658,064
CMS Energy Corp.
3.00%, 05/15/2026	195,000	182,497
Duke Energy Corp.
2.65%, 09/01/2026	45,000	41,696
3.75%, 09/01/2046	40,000	30,531
Duke Energy Progress LLC
3.70%, 10/15/2046	225,000	173,788
Eversource Energy
3.30%, 01/15/2028	170,000	156,871
Exelon Corp.
3.40%, 04/15/2026	245,000	233,631
FirstEnergy Corp.
7.38%, 11/15/2031	410,000	459,200
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	550,000	536,363
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	578,802
NRG Energy, Inc.
10.25%, 03/15/2028*(3)	674,000	653,169
Ohio Power Co.
6.60%, 03/01/2033	255,000	272,558
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	383,629
Talen Energy Supply LLC
8.63%, 06/01/2030*	615,000	638,296
Vistra Operations Co. LLC
3.55%, 07/15/2024*	425,000	413,033
		5,738,735
Electronics — 0.0%
Amphenol Corp.
2.20%, 09/15/2031	265,000	215,726
4.75%, 03/30/2026	75,000	74,363
		290,089
Entertainment — 0.1%
Caesars Entertainment, Inc.
7.00%, 02/15/2030*	665,000	671,664
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	945,000	785,637
		1,457,301
Environmental Control — 0.0%
Republic Services, Inc.
3.38%, 11/15/2027	270,000	253,653
Security Description	Shares or Principal Amount	Value

Food — 0.1%
Sigma Holdco BV
7.88%, 05/15/2026*	$ 1,215,000	$ 1,060,974
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	182,272
International Paper Co.
4.80%, 06/15/2044	123,000	108,097
		290,369
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	240,000	229,618
NiSource, Inc.
3.49%, 05/15/2027	620,000	584,973
3.95%, 03/30/2048	425,000	338,124
		1,152,715
Healthcare-Products — 0.2%
Abbott Laboratories
3.40%, 11/30/2023	207,000	205,473
4.75%, 11/30/2036	395,000	395,956
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	935,512
Embecta Corp.
5.00%, 02/15/2030*	785,000	647,625
Medtronic, Inc.
4.63%, 03/15/2045	22,000	21,079
Revvity, Inc.
1.90%, 09/15/2028	595,000	508,261
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	309,397
		3,023,303
Healthcare-Services — 0.4%
Banner Health
1.90%, 01/01/2031	215,000	172,944
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	81,976
Centra Health, Inc.
4.70%, 01/01/2048	900,000	782,667
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	300,000	239,711
6.88%, 04/15/2029*	435,000	288,300
CommonSpirit Health
2.76%, 10/01/2024	295,000	284,618
2.78%, 10/01/2030	240,000	203,197
HCA, Inc.
4.13%, 06/15/2029	575,000	533,456
Humana, Inc.
2.15%, 02/03/2032	350,000	275,335
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	220,983
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	392,836
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	605,000	546,283
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,049,201
Stanford Health Care
3.80%, 11/15/2048	420,000	335,151

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
UnitedHealth Group, Inc.
2.90%, 05/15/2050	$ 880,000	$ 605,365
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	612,300
		6,624,323
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
3.88%, 10/15/2031*	429,000	347,219
Insurance — 0.5%
Aflac, Inc.
4.00%, 10/15/2046	540,000	424,196
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	33,963
4.75%, 05/15/2045	350,000	309,486
AssuredPartners, Inc.
5.63%, 01/15/2029*	925,000	807,452
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	925,000	826,049
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	67,040
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,080,420
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	245,000	224,118
HUB International, Ltd.
5.63%, 12/01/2029*	365,000	325,773
Jackson National Life Global Funding
1.75%, 01/12/2025*	1,055,000	984,646
Liberty Mutual Group, Inc.
4.85%, 08/01/2044*	510,000	425,938
Principal Financial Group, Inc.
3.40%, 05/15/2025	375,000	360,718
3.70%, 05/15/2029	320,000	294,661
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	821,698
Willis North America, Inc.
3.60%, 05/15/2024	395,000	387,579
4.50%, 09/15/2028	430,000	410,967
		7,784,704
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	245,000	238,449
3.88%, 08/22/2037	385,000	348,961
Baidu, Inc.
3.88%, 09/29/2023	615,000	612,737
ION Trading Technologies SARL
5.75%, 05/15/2028*	650,000	565,500
Weibo Corp.
3.50%, 07/05/2024	430,000	419,250
		2,184,897
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.1%
Nucor Corp.
2.70%, 06/01/2030	$ 310,000	$ 269,042
3.95%, 05/01/2028	595,000	565,953
		834,995
Leisure Time — 0.2%
Carnival Corp.
5.75%, 03/01/2027*	955,000	883,385
6.00%, 05/01/2029*	775,000	696,639
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	175,000	190,951
Life Time, Inc.
5.75%, 01/15/2026*	504,000	494,062
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	800,000	654,444
		2,919,481
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	760,000	637,757
Marriott International, Inc.
4.65%, 12/01/2028	860,000	834,902
Studio City Co., Ltd.
7.00%, 02/15/2027*	200,000	190,113
Studio City Finance, Ltd.
5.00%, 01/15/2029*	785,000	604,756
		2,267,528
Machinery-Diversified — 0.1%
GrafTech Finance, Inc.
4.63%, 12/15/2028*	400,000	332,492
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028*	338,000	343,334
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	381,552
		1,057,378
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/2032	1,205,000	982,513
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/2024	1,225,000	1,214,938
Cox Communications, Inc.
2.95%, 10/01/2050*	920,000	564,745
DISH DBS Corp.
7.38%, 07/01/2028	1,035,000	582,188
DISH Network Corp.
11.75%, 11/15/2027*	205,000	206,348
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027*	270,000	252,528
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 09/15/2028*	935,000	560,484
Sinclair Television Group, Inc.
4.13%, 12/01/2030*	265,000	172,777
TEGNA, Inc.
4.63%, 03/15/2028	190,000	170,050
5.00%, 09/15/2029	525,000	467,906

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Thomson Reuters Corp.
3.35%, 05/15/2026	$ 30,000	$ 28,510
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	459,958
		5,662,945
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	180,995
ERO Copper Corp.
6.50%, 02/15/2030*	725,000	637,978
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*	403,000	396,238
Novelis Corp.
3.88%, 08/15/2031*	650,000	541,257
		1,756,468
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	870,000	638,957
Oil & Gas — 0.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	355,000	320,457
8.25%, 12/31/2028*	345,000	342,623
Chevron Corp.
2.00%, 05/11/2027	390,000	354,085
Civitas Resources, Inc.
8.75%, 07/01/2031*	645,000	667,575
Comstock Resources, Inc.
6.75%, 03/01/2029*	695,000	648,274
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	910,767
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	660,000	605,403
Gulfport Energy Corp.
8.00%, 05/17/2026*	640,000	646,282
Hess Corp.
4.30%, 04/01/2027	185,000	178,550
Permian Resources Operating LLC
5.88%, 07/01/2029*	570,000	543,239
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	212,963
5.10%, 03/29/2026	155,000	154,475
Shell International Finance BV
3.25%, 05/11/2025	250,000	242,028
4.38%, 05/11/2045	40,000	35,931
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/2029 to 04/30/2030	730,000	651,233
Woodside Finance, Ltd.
3.70%, 09/15/2026 to 03/15/2028*	571,000	528,378
4.50%, 03/04/2029*	475,000	449,661
		7,491,924
Oil & Gas Services — 0.0%
Weatherford International, Ltd.
8.63%, 04/30/2030*	671,000	687,692
Packaging & Containers — 0.2%
ARD Finance SA
6.50%, 06/30/2027*(4)	1,060,000	861,250
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Ball Corp.
6.00%, 06/15/2029	$ 1,001,000	$ 1,001,000
Trivium Packaging Finance BV
8.50%, 08/15/2027*	670,000	644,515
		2,506,765
Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	570,000	534,709
3.20%, 05/14/2026	100,000	95,253
4.50%, 05/14/2035	50,000	47,376
4.70%, 05/14/2045	540,000	489,560
Becton Dickinson & Co.
2.82%, 05/20/2030	465,000	405,992
3.70%, 06/06/2027	414,000	395,037
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	300,000	260,605
Cardinal Health, Inc.
3.41%, 06/15/2027	475,000	445,796
3.75%, 09/15/2025	305,000	294,045
CVS Health Corp.
1.88%, 02/28/2031	280,000	222,534
5.05%, 03/25/2048	565,000	515,344
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	815,000	619,400
Perrigo Finance Unlimited Co.
4.65%, 06/15/2030	815,000	730,376
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	308,000	306,567
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	415,000	344,414
		5,707,008
Pipelines — 0.4%
Boardwalk Pipelines LP
4.45%, 07/15/2027	85,000	81,238
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	159,267
3.70%, 01/15/2039*	155,000	128,123
Enbridge, Inc.
4.00%, 10/01/2023	90,000	89,693
4.25%, 12/01/2026	115,000	111,286
Energy Transfer LP
3.75%, 05/15/2030	235,000	212,857
5.25%, 04/15/2029	385,000	381,502
EQM Midstream Partners LP
4.50%, 01/15/2029*	415,000	379,250
4.75%, 01/15/2031*	350,000	312,481
Harvest Midstream I LP
7.50%, 09/01/2028*	415,000	407,856
Hess Midstream Operations LP
4.25%, 02/15/2030*	600,000	526,500
5.50%, 10/15/2030*	150,000	141,000
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	665,000	641,482
Magellan Midstream Partners LP
4.25%, 09/15/2046	45,000	33,280
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	765,000	758,010

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	$ 610,000	$ 580,220
4.50%, 05/15/2030	185,000	175,612
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	174,465
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/2030*	835,000	741,191
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	14,825
Williams Cos., Inc.
5.10%, 09/15/2045	405,000	366,029
		6,416,167
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	1,035,000	996,046
3.95%, 01/15/2027 to 01/15/2028	395,000	370,678
American Tower Corp.
1.45%, 09/15/2026	910,000	806,776
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	260,080
4.13%, 06/15/2026	115,000	108,411
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	750,000	648,750
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	292,726
3.70%, 06/15/2026	150,000	142,820
4.45%, 02/15/2026	350,000	341,406
4.75%, 05/15/2047	145,000	122,171
Essex Portfolio LP
2.65%, 03/15/2032	220,000	176,026
3.38%, 04/15/2026	635,000	601,721
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	170,554
Kilroy Realty LP
3.45%, 12/15/2024	350,000	333,205
4.38%, 10/01/2025	15,000	14,101
Kimco Realty Corp.
3.30%, 02/01/2025	265,000	254,361
Public Storage
1.95%, 11/09/2028	360,000	310,203
Realty Income Corp.
3.10%, 12/15/2029	540,000	478,704
3.95%, 08/15/2027	345,000	328,313
Regency Centers LP
3.60%, 02/01/2027	140,000	132,188
SBA Tower Trust
2.84%, 01/15/2025*	345,000	328,623
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	816,313
Ventas Realty LP
3.25%, 10/15/2026	270,000	248,927
VICI Properties LP/VICI Note Co., Inc.
4.13%, 08/15/2030*	1,080,000	957,679
		9,240,782
Security Description	Shares or Principal Amount	Value

Retail — 0.6%
AutoZone, Inc.
3.13%, 04/21/2026	$ 50,000	$ 47,354
5.05%, 07/15/2026	1,050,000	1,047,164
Bath & Body Works, Inc.
5.25%, 02/01/2028	535,000	509,660
6.63%, 10/01/2030*	165,000	159,453
Carvana Co.
10.25%, 05/01/2030*	370,000	301,099
eG Global Finance PLC
6.75%, 02/07/2025*	1,187,000	1,169,664
FirstCash, Inc.
5.63%, 01/01/2030*	790,000	729,173
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026*	1,215,000	1,139,145
Michaels Cos., Inc.
7.88%, 05/01/2029*	1,070,000	762,375
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	407,516
Staples, Inc.
7.50%, 04/15/2026*	415,000	342,850
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	203,006
Victoria's Secret & Co.
4.63%, 07/15/2029*	796,000	597,250
White Cap Parent LLC
8.25%, 03/15/2026*(4)	940,000	905,695
Yum! Brands, Inc.
3.63%, 03/15/2031	740,000	634,294
		8,955,698
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	765,741
Semiconductors — 0.0%
Micron Technology, Inc.
4.19%, 02/15/2027	275,000	264,042
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	106,350
QUALCOMM, Inc.
3.25%, 05/20/2027	337,000	319,829
		690,221
Software — 0.3%
Autodesk, Inc.
2.40%, 12/15/2031	825,000	676,409
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028*	755,000	653,078
Microsoft Corp.
2.92%, 03/17/2052	150,000	109,582
Roper Technologies, Inc.
2.95%, 09/15/2029	180,000	160,955
3.80%, 12/15/2026	745,000	713,907
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 09/01/2025*	740,000	606,756
VMware, Inc.
1.40%, 08/15/2026	920,000	815,103
		3,735,790

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 0.5%
America Movil SAB de CV
2.88%, 05/07/2030	$ 850,000	$ 736,884
AT&T, Inc.
2.25%, 02/01/2032	470,000	369,133
3.50%, 06/01/2041	1,735,000	1,291,834
4.35%, 03/01/2029	345,000	328,490
CommScope, Inc.
8.25%, 03/01/2027*	821,000	621,517
Consolidated Communications, Inc.
6.50%, 10/01/2028*	775,000	608,375
Level 3 Financing, Inc.
3.63%, 01/15/2029*	930,000	613,960
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	737,783
Telesat Canada/Telesat LLC
6.50%, 10/15/2027*	515,000	206,000
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	646,625
2.65%, 11/20/2040	710,000	485,147
4.27%, 01/15/2036	740,000	660,779
ViaSat, Inc.
6.50%, 07/15/2028*	760,000	585,200
		7,891,727
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.
3.00%, 11/19/2024	485,000	467,967
3.55%, 11/19/2026	665,000	624,485
		1,092,452
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	286,645
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	207,130
3.50%, 05/01/2050	365,000	275,544
4.70%, 05/01/2048	255,000	229,549
		998,868
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026	375,000	346,540
3.50%, 03/15/2028	605,000	551,359
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	200,000	196,511
		1,094,410
Total Corporate Bonds & Notes (cost $173,034,060)		154,645,725
LOANS(5)(6)(7) — 0.3%
Airlines — 0.1%
Mileage Plus Holdings LLC FRS
BTL-B 10.76%, (3 ML+5.61%), 06/20/2027	679,649	708,148
Beverages — 0.0%
Naked Juice LLC FRS
2nd Lien 11.34%, (3 ML+ 6.10%), 01/24/2030	620,000	495,690
Security Description	Shares or Principal Amount	Value

Commercial Services — 0.0%
KNS Midco Corp. FRS
BTL 11.68%, (TSFR1M+ 6.25%), 04/21/2027	$ 687,411	$ 579,143
Cosmetics/Personal Care — 0.1%
Journey Personal Care Corp. FRS
BTL-B 9.98%, (6 ML+5.73%), 03/01/2028	769,300	675,542
Electric — 0.0%
Talen Energy Supply LLC FRS
TBD 05/17/2030	170,769	170,256
Engineering & Construction — 0.0%
Tutor Perini Corp. FRS
BTL-B 10.25%, (TSFR1M+5.08%), 08/18/2027	669,046	596,706
Leisure Time — 0.0%
Life Time, Inc. FRS
TBD, 01/15/2026	170,000	170,496
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc. FRS
BTL-B 10.60%, (TSFR1M+5.25%), 02/01/2027	755,250	615,151
Pipelines — 0.0%
Prairie ECI Acquiror LP FRS
BTL-B 10.17%, (TSFR1M), 03/11/2026	195,000	193,684
Retail — 0.0%
Staples, Inc. FRS
BTL-B1 10.30%, (3 ML+ 5.30%), 04/16/2026	380,664	326,526
Total Loans (cost $5,064,154)		4,531,342
ASSET BACKED SECURITIES — 0.7%
Auto Loan Receivables — 0.3%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C 1.59%, 10/20/2025	892,574	877,501
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class B 3.55%, 09/22/2025*	425,000	412,360
Carmax Auto Owner Trust
Series 2023-3, Class A3 5.28%, 05/15/2028	200,000	199,967
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	144,874
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	451,018
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 5.56%, 04/22/2030*	940,000	936,233
Exeter Automobile Receivables Trust
Series 2022-2A, Class C 3.85%, 07/17/2028	285,000	276,109

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	$ 520,000	$ 470,964
Series 2023-1, Class A 4.85%, 08/15/2035*	155,000	152,676
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B 6.45%, 12/15/2032*	397,483	396,478
		4,318,180
Other Asset Backed Securities — 0.4%
Carlyle Global Market Strategies CLO, Ltd. FRS
Series 2019-4A, Class A11R 6.63%, (TSFR3M+1.32%), 04/15/2035*	670,000	662,325
CIFC Funding, Ltd. FRS
Series 2021-3A, Class A 6.71%, (TSFR3M+1.40%), 07/15/2036*	405,000	401,619
CNH Equipment Trust
Series 2019-C, Class B 2.35%, 04/15/2027	1,085,000	1,077,224
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 6.50%, (3 ML+1.12%), 05/20/2034*	570,000	564,465
Elara HGV Timeshare Issuer
Series 2017-A, Class A 2.69%, 03/25/2030*	30,662	29,883
Hardee's Funding LLC
Series 2018-1A, Class A2II 4.96%, 06/20/2048*	542,925	508,504
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A1 2.75%, 07/25/2059*(8)	6,977	6,907
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	77,377	72,473
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	304,316	287,896
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	644,565	573,410
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.72%, (TSFR3M+1.41%), 07/15/2034*	490,000	487,779
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	465,110	377,373
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	547,339	468,452
		5,518,310
Total Asset Backed Securities (cost $10,341,398)		9,836,490
Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
Commercial and Residential — 1.3%
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*	$ 932,931	$ 878,484
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(8)	301,673	248,795
Series 2021-2, Class A1 0.99%, 04/25/2066*(8)	277,130	226,566
Series 2021-1, Class A2 1.12%, 01/25/2066*(8)	96,787	79,104
Series 2020-6, Class A2 1.52%, 05/25/2065*(8)	92,318	81,432
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(8)	296,069	247,969
Benchmark Mtg. Trust
Series 2023-V3, Class A3 6.36%, 07/15/2056	620,000	638,600
BFLD Trust FRS
Series 2019-DPLO, Class C 6.88%, (TSFR1M+1.65%), 10/15/2034*	650,000	641,822
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.56%, (TSFR1M+1.34%), 02/15/2039*	1,050,000	1,031,261
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	595,000	444,346
BX Commercial Mtg. Trust FRS
Series 2022-LP2, Class C 6.78%, (TSFR1M+1.56%), 02/15/2039*	356,431	340,325
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	564,971
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(8)	280,000	251,939
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(8)	520,000	477,767
Series 2017-CD3, Class B 3.98%, 02/10/2050(8)	345,000	224,303
Chase Home Lending Mtg. Trust VRS
Series 2023-RPL1, Class A1 3.50%, 06/25/2062*(8)	940,186	838,894
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	250,000	233,576
Series 2015-GC33, Class A4 3.78%, 09/10/2058	50,000	47,257
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(8)	303,139	252,097
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(8)	32,528	30,234

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2022-3, Class A1 3.90%, 02/25/2067*(8)	$ 541,487	$ 497,563
COMM Mtg. Trust
Series 2017-PANW, Class A 3.24%, 10/10/2029*	645,000	605,540
Series 2015-CR26, Class A4 3.63%, 10/10/2048	345,000	326,983
Series 2015-CR24, Class A5 3.70%, 08/10/2048	250,000	238,701
Series 2015-PC1, Class A5 3.90%, 07/10/2050	165,000	157,685
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	227,448
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(8)	104,598	89,740
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(8)	160,892	127,795
Series 2019-2, Class A3 3.05%, 11/25/2059*(8)	59,048	54,009
FIVE Mtg. Trust VRS
Series 2023-V1, Class A3 5.67%, 02/10/2056(8)	540,000	539,051
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	610,000	579,313
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(8)	23,187	20,697
GS Mtg. Securities Trust
Series 2015-GC32, Class A4 3.76%, 07/10/2048	25,000	23,800
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.93%, 10/25/2050*(8)	195,457	163,184
Series 2018-GS9, Class A4 3.99%, 03/10/2051(8)	275,000	255,326
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	177,958
JPMDB Commercial Mtg. Securities Trust
Series 2016-C2, Class A4 3.14%, 06/15/2049	50,000	46,147
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.98%, (TSFR1M+0.94%), 08/25/2050*	43,766	41,348
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(8)	263,071	224,617
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(8)	87,901	77,710
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(8)	72,944	64,228
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.44%, (TSFR1M+1.21%), 04/15/2038*	$ 1,045,000	$ 1,027,986
Mill City Mtg. Loan Trust VRS
Series 2018-1, Class A1 3.25%, 05/25/2062*(8)	87,916	84,320
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5 2.86%, 09/15/2049	110,000	100,216
Series 2015-C25, Class A5 3.64%, 10/15/2048	250,000	236,581
Series 2014-C17, Class A5 3.74%, 08/15/2047	115,000	112,054
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	380,878
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(8)	520,893	416,654
OBX Trust FRS
Series 2020-EXP1, Class 2A2 6.36%, (TSFR1M+1.06%), 02/25/2060*	31,298	28,256
Series 2019-EXP3, Class 2A2 6.51%, (TSFR1M+1.21%), 10/25/2059*	22,106	21,564
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(8)	157,639	136,012
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(8)	52,659	47,001
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(8)	127,248	111,804
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.20%, 12/25/2049*(8)	637,915	519,662
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(8)	579,731	502,478
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(8)	50,690	46,842
SFO Commercial Mtg. Trust FRS
Series 2021-555, Class B 6.84%, (TSFR1M+1.61%), 05/15/2038*	460,000	381,697
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(8)	9,420	9,127
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(8)	103,427	91,683
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(8)	227,241	215,548
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(8)	8,977	8,855
Series 2017-4, Class A1 2.75%, 06/25/2057*(8)	286,051	269,367

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2017-3, Class A1 2.75%, 07/25/2057*(8)	$ 42,540	$ 41,357
Series 2017-6, Class A1 2.75%, 10/25/2057*(8)	158,213	149,660
Series 2018-1, Class A1 3.00%, 01/25/2058*(8)	40,399	38,712
Verus Securitization Trust
Series 2019-4, Class A1 2.64%, 11/25/2059*	84,581	81,198
Series 2023-INV1, Class A1 6.00%, 02/25/2068*	126,469	125,375
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(8)	145,247	123,050
Series 2021-7, Class A1 1.83%, 10/25/2066*(8)	827,571	703,845
WF-RBS Commercial Mtg. Trust
Series 2014-LC14, Class A5 4.05%, 03/15/2047	25,000	24,765
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	640,000	536,867
		18,891,999
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21%, 06/25/2025	57,955	56,031
Series K068, Class A1 2.95%, 02/25/2027	194,104	186,229
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(8)	3,380,000	2,843,786
Series K-150, Class A2 3.71%, 09/25/2032(8)	1,460,000	1,358,908
Series K-156, Class A2 4.43%, 02/25/2033(8)	1,155,000	1,136,113
Federal Home Loan Mtg. Corp. REMIC
Series 4977, Class IO 4.50%, 05/25/2050(9)	206,650	40,161
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 5.68%, (SOFR30A+0.61%), 10/15/2046	23,691	22,845
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.92%, (SOFR30A+0.85%), 11/25/2041*	442,454	438,452
Series 2021-DNA6, Class M2 6.57%, (SOFR30A+1.50%), 10/25/2041*	335,000	329,347
Series 2022-DNA3, Class M1A 7.07%, (SOFR30A+2.00%), 04/25/2042*	557,948	559,868
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2021-DNA3, Class M2 7.17%, (SOFR30A+2.10%), 10/25/2033*	$ 250,000	$ 248,048
Series 2022-HQA1, Class M1A 7.17%, (SOFR30A+2.10%), 03/25/2042*	456,959	458,737
Series 2023-DNA2, Class M1A 7.17%, (SOFR30A+2.10%), 04/25/2043*	103,536	104,988
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2022-R01, Class 1M1 6.07%, (SOFR30A+1.00%), 12/25/2041*	116,401	115,456
Series 2023-R05, Class 1M1 6.97%, (SOFR30A+1.90%), 06/25/2043*	127,423	128,100
Series 2023-R04, Class 1M1 7.37%, (SOFR30A+2.30%), 05/25/2043*	777,112	788,503
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00%, 11/20/2047	17,415	15,872
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	252,906
		9,084,350
Total Collateralized Mortgage Obligations (cost $30,387,377)		27,976,349
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.9%
U.S. Government — 7.7%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	634,531
1.38%, 08/15/2050	1,280,000	721,300
1.75%, 08/15/2041	745,000	513,555
1.88%, 02/15/2041 to 02/15/2051	3,930,000	2,617,636
2.00%, 02/15/2050 to 08/15/2051	8,085,000	5,367,855
2.25%, 02/15/2052	1,580,000	1,108,407
2.38%, 05/15/2051	350,000	252,656
2.50%, 02/15/2046	1,545,000	1,158,931
2.88%, 11/15/2046	1,875,000	1,505,566
3.00%, 11/15/2045 to 08/15/2048	8,815,000	7,231,746
3.13%, 11/15/2041 to 02/15/2043	5,060,000	4,363,975
3.63%, 02/15/2053 to 05/15/2053	1,095,000	1,021,961
3.88%, 02/15/2043 to 05/15/2043	1,125,000	1,075,086
4.00%, 11/15/2052	1,445,000	1,443,645
4.50%, 05/15/2038	4,210,000	4,456,680
4.75%, 02/15/2037	50,000	54,467
United States Treasury Bonds TIPS
0.13%, 02/15/2052(10)	14,420	9,276
0.75%, 02/15/2042(10)	5,922	4,951
1.50%, 02/15/2053(10)	818	776
United States Treasury Notes
0.38%, 01/31/2026	3,220,000	2,898,000
0.50%, 03/31/2025	1,410,000	1,308,105
0.63%, 05/15/2030 to 08/15/2030	3,500,000	2,786,555
0.75%, 03/31/2026 to 01/31/2028	3,185,000	2,806,266
0.88%, 06/30/2026	23,040,000	20,790,000
1.25%, 08/15/2031	1,535,000	1,250,305

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
1.88%, 02/28/2027 to 02/15/2032	$ 8,425,000	$ 7,489,696
2.75%, 07/31/2027	7,385,000	6,963,536
2.88%, 05/15/2032	1,920,000	1,763,700
3.38%, 05/15/2033	1,120,000	1,068,375
3.50%, 02/15/2033	1,940,000	1,869,675
3.63%, 05/31/2028	4,500,000	4,392,422
4.00%, 02/29/2028(11)	6,865,000	6,803,322
4.00%, 06/30/2028	4,330,000	4,295,157
4.13%, 09/30/2027(11)	2,400,000	2,384,250
4.13%, 10/31/2027 to 11/15/2032	10,485,000	10,442,086
4.25%, 05/31/2025	590,000	582,579
United States Treasury Notes TIPS
0.13%, 10/15/2024 to 01/15/2032(10)	87,718	81,588
0.25%, 01/15/2025 to 07/15/2029(10)	12,668	12,065
0.38%, 07/15/2025(10)	10,130	9,706
0.50%, 01/15/2028(10)	5,301	4,979
0.63%, 01/15/2026 to 07/15/2032(10)	38,859	37,010
1.13%, 01/15/2033(10)	14,088	13,460
1.25%, 04/15/2028(10)	52,622	51,098
1.63%, 10/15/2027(10)	22,482	22,217
		113,669,152
U.S. Government Agency — 7.2%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	391,706	337,005
2.00%, 03/01/2042 to 05/01/2052	7,252,149	5,907,534
2.50%, 03/01/2042 to 05/01/2052	9,940,130	8,420,226
3.00%, 11/01/2034 to 06/01/2052	2,881,899	2,548,198
3.50%, 06/01/2033 to 03/01/2048	482,960	445,223
4.00%, 09/01/2045 to 04/01/2050	1,026,063	969,348
5.00%, 12/01/2041 to 10/01/2051	405,794	398,144
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,610,035	2,207,392
2.00%, 04/01/2037 to 04/01/2052	19,913,494	16,299,578
2.50%, 11/01/2031 to 04/01/2052	11,612,038	9,996,979
3.00%, 01/01/2031 to 03/01/2052	9,784,772	8,792,050
3.50%, 11/01/2032 to 01/01/2052	7,178,823	6,641,366
4.00%, 12/01/2040 to 09/01/2052	4,193,873	3,969,959
4.50%, 07/01/2040 to 08/01/2052	3,450,702	3,341,219
5.00%, 10/01/2033 to 08/01/2052	1,144,112	1,139,998
5.50%, 10/01/2035 to 01/01/2047	1,238,723	1,263,761
6.00%, 09/01/2037 to 02/01/2053	1,433,360	1,467,120
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	426,058	364,488
2.00%, 03/20/2051 to 03/20/2052	6,525,418	5,460,630
2.50%, 08/20/2050 to 01/20/2052	6,099,850	5,261,749
3.00%, 11/15/2042 to 06/20/2052	4,829,810	4,314,963
3.50%, 08/20/2042 to 01/20/2049	2,161,431	2,017,964
4.00%, 09/20/2045 to 10/20/2052	2,465,287	2,341,267
4.50%, 04/20/2041 to 10/20/2052	1,823,731	1,770,499
5.00%, 08/20/2042 to 06/20/2049	1,016,716	1,012,003
5.50%, 03/20/2048 to 03/20/2049	298,729	302,117
5.50%, August 30 TBA	1,955,000	1,942,781
6.00%, August 30 TBA	650,000	653,072
6.50%, August 30 TBA	370,000	375,926
7.00%, 01/20/2053	346,773	355,564
Uniform Mtg. Backed Securities
2.00%, August 15 TBA	2,355,000	2,080,955
2.00%, August 30 TBA	29,000	23,478
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
2.00%, September 30 TBA	$ 66,000	$ 53,504
3.50%, August 30 TBA	955,000	865,226
5.00%, August 30 TBA	1,455,000	1,421,296
5.50%, August 30 TBA	890,000	883,812
6.50%, August 30 TBA	1,085,000	1,106,319
		106,752,713
Total U.S. Government & Agency Obligations (cost $245,676,293)		220,421,865
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional(State/Province) — 0.1%
Province of Alberta, Canada
3.30%, 03/15/2028	555,000	526,115
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	806,894
Province of Manitoba Canada
4.30%, 07/27/2033	830,000	820,863
Province of Manitoba, Canada
3.05%, 05/14/2024	150,000	147,065
		2,300,937
Sovereign — 0.2%
Republic of Panama
3.30%, 01/19/2033	1,000,000	833,683
Republic of Poland
3.25%, 04/06/2026	110,000	105,859
State of Qatar
3.75%, 04/16/2030*	200,000	191,756
United Mexican States
2.66%, 05/24/2031	1,039,000	863,761
3.50%, 02/12/2034	775,000	650,621
		2,645,680
Total Foreign Government Obligations (cost $5,451,349)		4,946,617
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Revenue Bonds
6.91%, 10/01/2050	600,000	747,793
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	347,616
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	485,000	547,206
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	315,943
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	657,108
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	278,472
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds
3.06%, 07/01/2039	115,000	91,013

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds
3.47%, 07/01/2041	$ 480,000	$ 389,073
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	394,261
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	455,000	360,140
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	1,043,000	1,165,411
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	163,198
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	300,000	343,602
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	651,433
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	285,000	250,841
South Carolina Public Service Authority Revenue Bonds
2.39%, 12/01/2023	80,000	79,127
State of California General Obligation Bonds
7.50%, 04/01/2034	300,000	360,125
7.63%, 03/01/2040	620,000	767,420
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036	850,000	775,245
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	1,100,000	907,509
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	770,000	629,809
Total Municipal Securities (cost $11,968,047)		10,222,345
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,550) (cost $6,777,859)	1,745	2,512,800
Security Description		Shares or Principal Amount	Value
WARRANTS — 0.0%
Mining — 0.0%
Osisko Mining, Inc. †(2) (cost $3,803)	CAD	12,001	$ 3,860
Total Long-Term Investment Securities (cost $1,226,078,525)			1,308,373,241
SHORT-TERM INVESTMENTS — 11.7%
Unaffiliated Investment Companies — 11.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(12)		169,599,311	169,599,311
U.S. Government — 0.2%
United States Treasury Bills
5.23%, 01/11/2024		$ 3,370,000	3,289,683
Total Short-Term Investments (cost $172,889,486)			172,888,994
TOTAL INVESTMENTS (cost $1,398,968,011)(13)		100.4%	1,481,262,235
Other assets less liabilities		(0.4)	(5,298,515)
NET ASSETS		100.0%	$1,475,963,720
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At July 31, 2023, the aggregate value of these securities was $105,328,348 representing 7.1% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC
	03/13/2020	13,940	$12,372
	03/18/2020	23,690	17,711
	06/09/2021	30,700	54,716

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	06/10/2021	32,960	$60,799
	06/22/2021	20,570	38,776
		121,860	184,374	$ 0	$ 0.00	0.0%
ANT International Co., Ltd. Class C	06/07/2018	84,481	321,991	162,174	1.92	0.0
Canva, Inc.
	08/16/2021	35	59,645
	11/04/2021	62	105,695
	12/17/2021	23	39,196
		120	204,536	85,148	709.57	0.0
Gusto, Inc.	10/04/2021	2,300	66,213	35,374	15.38	0.0
MMC Norilsk Nickel PJSC
	04/23/2019	27	6,116
	11/05/2019	45	12,894
	01/28/2020	40	13,606
	03/13/2020	54	14,072
	03/18/2020	48	10,352
	08/12/2020	50	13,944
	01/13/2022	206	61,180
		470	132,164	0	0.00	0.0
Polyus PJSC
	03/27/2020	79	11,067
	04/03/2020	68	9,043
	06/09/2021	35	7,330
	06/10/2021	48	9,989
	06/11/2021	43	9,073
	06/22/2021	155	31,068
		428	77,570	0	0.00	0.0
Venture Global LNG, Inc. Series C	10/16/2017	2	7,542	36,000	18,000.00	0.0
Convertible Preferred Stocks
Canva, Inc.
	11/04/2021	6	10,229
	12/17/2021	2	3,408
		8	13,637	5,677	709.63	0.0
Databricks, Inc. Series G	02/01/2021	1,206	71,302	80,681	66.90	0.0
Databricks, Inc. Series H	08/31/2021	2,613	192,014	174,810	66.90	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	563	10,395	28,167	50.03	0.0
Gusto, Inc. Series E	07/13/2021	3,216	97,751	49,462	15.38	0.0
KoBold Metals Co. Series B-1	01/10/2022	3,900	106,903	166,847	42.78	0.0
Lilac Solutions, Inc. Series B	09/08/2021	4,155	54,547	56,716	13.65	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
Osisko Mining, Inc.	02/06/2023	12,001	$3,803	$ 3,860	$ 0.32	0.0%
				$884,916		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(6)	The SA T. Rowe Price VCP Balanced Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of July 31, 2023. Senior loans are generally considered to be restrictive in that the SA T. Rowe Price VCP Balanced Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Interest Only
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	The rate shown is the 7-day yield as of July 31, 2023.
(13)	See Note 3 for cost of investments on a tax basis.
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BTL—Bank Term Loan
CDI—Chess Depositary Interest
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
IO—Interest only
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
467	Long	MSCI EAFE Index	September 2023	$ 50,043,794	$ 51,505,430	$ 1,461,636
882	Long	S&P 500 E-Mini Index	September 2023	192,076,832	203,499,450	11,422,618
129	Short	U.S. Treasury 10 Year Notes	September 2023	14,584,879	14,371,406	213,473
37	Short	U.S. Treasury 2 Year Notes	September 2023	7,578,018	7,512,156	65,862
36	Short	U.S. Treasury Long Bonds	September 2023	4,551,699	4,479,750	71,949
17	Short	U.S. Treasury Ultra Bonds	September 2023	2,289,132	2,247,719	41,413
						$13,276,951
						Unrealized (Depreciation)
119	Long	U.S. Treasury 5 Year Notes	September 2023	$12,987,140	$12,711,617	$ (275,523)
		Net Unrealized Appreciation (Depreciation)				$13,001,428
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$ 15,476,357	$ —	$ 35,374	$ 15,511,731
Computer Graphics	—	—	85,148	85,148
Diversified Financial Services	24,574,398	—	162,174	24,736,572
Mining	22,793,150	—	0	22,793,150
Oil & Gas	35,588,574	—	36,000	35,624,574
Other Industries	773,178,233	—	—	773,178,233
Preferred Stocks:
Diversified Financial Services	—	396,733	—	396,733
Other Industries	387,347	—	—	387,347
Convertible Preferred Stocks	—	—	562,360	562,360
Corporate Bonds & Notes	—	154,645,725	—	154,645,725
Loans	—	4,531,342	—	4,531,342
Asset Backed Securities	—	9,836,490	—	9,836,490
Collateralized Mortgage Obligations	—	27,976,349	—	27,976,349
U.S. Government & Agency Obligations	—	220,421,865	—	220,421,865
Foreign Government Obligations	—	4,946,617	—	4,946,617
Municipal Securities	—	10,222,345	—	10,222,345
Purchased Options	2,512,800	—	—	2,512,800
Warrants	—	3,860	—	3,860
Short-Term Investments:
U.S. Government	—	3,289,683	—	3,289,683
Other Short-Term Investments	169,599,311	—	—	169,599,311
Total Investments at Value	$1,044,110,170	$436,271,009	$881,056	$1,481,262,235
Other Financial Instruments:†
Futures Contracts	$ 13,276,951	$ —	$ —	$ 13,276,951
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 275,523	$ —	$ —	$ 275,523
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.8%
Domestic Fixed Income Investment Companies	23.6
U.S. Government & Agency Obligations	12.7
International Equity Investment Companies	9.3
Short-Term Investments	3.3
Purchased Options	0.6
International Fixed Income Investment Companies	0.3
100.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.0%
Domestic Equity Investment Companies — 50.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	8,569,248	$ 177,469,123
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	13,509,025	153,057,256
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	16,875,188	249,921,542
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	5,316,864	63,377,021
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,509,976	110,669,600
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	5,123,232	55,843,227
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	8,966,335	173,229,585
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	5,653,418	310,711,871
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	888,056	12,184,122
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	3,645,013	46,109,414
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	11,177,653	225,565,034
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,491,511	75,232,816
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	3,353,672	64,122,201
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	11,165,958	69,005,619
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,901,901	93,250,037
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,645,864	273,645,468
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	5,646,121	92,031,766
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	10,750,566	235,544,902
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	28,312,867	961,788,097
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	8,753,170	169,548,907
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	20,985,657	278,689,529
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	12,498,696	277,596,042
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,156,168	$ 58,435,725
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,501,026	54,642,450
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,898,671	119,845,134
Total Domestic Equity Investment Companies (cost $3,998,718,936)		4,401,516,488
Domestic Fixed Income Investment Companies — 23.6%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	15,623,712	140,613,411
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	44,916,131	448,262,980
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	5,360,565	56,393,145
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	17,462,940	201,522,329
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	10,059,568	94,660,537
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	10,399,612	101,604,203
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	61,412,861	497,444,176
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,556,400	43,894,333
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	35,270,747	462,046,789
Total Domestic Fixed Income Investment Companies (cost $2,328,470,753)		2,046,441,903
International Equity Investment Companies — 9.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	16,489,209	143,456,118
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,754,482	25,282,086
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	8,623,999	138,846,379
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,956,412	76,063,388
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,084,581	24,399,036
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	7,500,644	142,962,272
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	13,765,126	132,695,819

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	4,217,262	$ 58,409,079
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	5,430,841	62,780,519
Total International Equity Investment Companies (cost $762,619,471)		804,894,696
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $27,744,035)	2,548,253	23,392,958
Total Affiliated Investment Companies (cost $7,117,553,195)		7,276,246,045
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.7%
U.S. Government — 12.7%
United States Treasury Notes
0.88%, 11/15/2030	$125,972,800	101,481,917
1.25%, 08/15/2031	436,758,800	355,753,691
1.38%, 11/15/2031	135,978,300	111,257,869
1.63%, 05/15/2031(2)	46,649,700	39,380,729
1.88%, 02/15/2032	64,251,700	54,566,258
2.75%, 08/15/2032	53,057,100	48,167,971
2.88%, 05/15/2032	218,158,900	200,399,402
3.38%, 05/15/2033	39,850,000	38,013,164
3.50%, 02/15/2033	80,693,200	77,768,072
4.13%, 11/15/2032(2)	69,476,300	70,279,620
Total U.S. Government & Agency Obligations (cost $1,221,933,915)		1,097,068,693
PURCHASED OPTIONS† — 0.6%
Purchased Options - Puts — 0.6%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $3,850.00; Counterparty: Bank of America, N.A.)	90,000	2,837,594
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $3,850.00; Counterparty: Citibank, N.A.)	140,000	4,414,036
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $3,850.00; Counterparty: Goldman Sachs International)	300,000	9,458,650
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $4,100.00; Counterparty: Bank of America, N.A.)	180,000	8,726,619
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $4,100.00; Counterparty: UBS AG)	260,000	$ 12,605,117
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/16/2024; Strike Price: $4,200.00; Counterparty: Citibank, N.A.)	160,000	11,081,849
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,600.00; Counterparty: Bank of America, N.A.)	10,000	154,630
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,600.00; Counterparty: UBS AG)	200,000	3,092,607
Total Purchased Options (cost $96,898,658)		52,371,102
Total Long-Term Investment Securities (cost $8,436,385,768)		8,425,685,840
SHORT-TERM INVESTMENTS — 3.3%
Unaffiliated Investment Companies — 3.3%
AllianceBernstein Government STIF Portfolio, Class AB 5.30%(3) (cost $285,309,991)	285,309,991	285,309,991
TOTAL INVESTMENTS (cost $8,721,695,759)(4)	100.6%	8,710,995,831
Other assets less liabilities	(0.6)	(50,155,351)
NET ASSETS	100.0%	$8,660,840,480
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of July 31, 2023.
(4)	See Note 3 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6,800	Long	S&P 500 E-Mini Index	September 2023	$1,504,257,473	$1,568,930,000	$64,672,527
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$7,276,246,045	$ —	$—	$7,276,246,045
U.S. Government & Agency Obligations	—	1,097,068,693	—	1,097,068,693
Purchased Options	—	52,371,102	—	52,371,102
Short-Term Investments	285,309,991	—	—	285,309,991
Total Investments at Value	$7,561,556,036	$1,149,439,795	$—	$8,710,995,831
Other Financial Instruments:†
Futures Contracts	$ 64,672,527	$ —	$—	$ 64,672,527
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	58.2%
Domestic Fixed Income Investment Companies	15.3
U.S. Government & Agency Obligations	12.6
International Equity Investment Companies	10.2
Short-Term Investments	3.3
Purchased Options	0.6
International Fixed Income Investment Companies	0.4
100.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.1%
Domestic Equity Investment Companies — 58.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,376,609	$ 111,349,580
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,731,517	132,918,087
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	14,820,891	219,497,404
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,985,934	59,432,332
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,771,905	47,122,390
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	7,547,536	82,268,140
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1,086,509	20,991,358
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,013,115	165,600,810
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	6,810,449	93,439,358
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,378,337	30,085,961
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	9,400,201	189,696,058
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,704,637	28,552,670
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	2,752,560	52,628,949
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	11,064,635	122,485,514
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,279,832	14,089,361
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,682,793	137,188,127
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,091,429	218,012,241
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	11,797,366	242,671,819
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,174,639	51,746,614
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,064,662	110,966,740
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	14,642,581	497,408,479
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,974,984	154,475,433
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	11,073,300	$ 147,053,424
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	11,256,233	250,000,929
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,113,102	43,770,220
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,754,585	33,440,659
Total Domestic Equity Investment Companies (cost $3,227,068,993)		3,256,892,657
Domestic Fixed Income Investment Companies — 15.3%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	6,747,076	60,723,686
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	15,847,973	158,162,772
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,734,262	28,764,433
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,080,430	81,708,156
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,497,576	51,732,188
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,338,825	52,160,320
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	27,195,895	220,286,747
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,481,108	17,858,087
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	14,218,293	186,259,644
Total Domestic Fixed Income Investment Companies (cost $973,635,301)		857,656,033
International Equity Investment Companies — 10.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	9,580,028	83,346,245
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,462,346	21,072,409
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	4,255,166	68,508,174
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,551,713	70,895,369
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,689,514	13,364,058
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,357,453	83,053,049

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,574,125	$ 34,454,567
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	6,934,465	96,042,344
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	8,926,985	103,195,941
Total International Equity Investment Companies (cost $557,340,674)		573,932,156
International Fixed Income Investment Companies — 0.4%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $27,106,449)	2,399,502	22,027,428
Total Affiliated Investment Companies (cost $4,785,151,417)		4,710,508,274
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.6%
U.S. Government — 12.6%
United States Treasury Notes
0.88%, 11/15/2030	$ 76,496,500	61,624,505
1.25%, 08/15/2031	274,355,100	223,470,802
1.38%, 11/15/2031	91,046,800	74,494,776
1.63%, 05/15/2031	31,325,100	26,444,013
1.88%, 02/15/2032	54,406,600	46,205,230
2.75%, 08/15/2032	35,314,800	32,060,596
2.88%, 05/15/2032	135,690,600	124,644,537
3.38%, 05/15/2033	21,996,500	20,982,599
3.50%, 02/15/2033	49,833,300	48,026,843
4.13%, 11/15/2032(2)	45,981,000	46,512,655
Total U.S. Government & Agency Obligations (cost $784,541,947)		704,466,556
PURCHASED OPTIONS† — 0.6%
Purchased Options - Puts — 0.6%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $3,850.00; Counterparty: Bank of America, N.A.)	60,000	1,891,730
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $3,850.00; Counterparty: Citibank, N.A.)	60,000	1,891,730
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $3,850.00; Counterparty: Goldman Sachs International)	210,000	6,621,055
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $4,100.00; Counterparty: Bank of America, N.A.)	120,000	$ 5,817,746
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $4,100.00; Counterparty: UBS AG)	170,000	8,241,807
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/16/2024; Strike Price: $4,200.00; Counterparty: Citibank, N.A.)	95,000	6,579,848
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,600.00; Counterparty: Bank of America, N.A.)	10,000	154,630
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,600.00; Counterparty: UBS AG)	135,000	2,087,509
Total Purchased Options (cost $62,928,763)		33,286,055
Total Long-Term Investment Securities (cost $5,632,622,127)		5,448,260,885
SHORT-TERM INVESTMENTS — 3.3%
Unaffiliated Investment Companies — 3.3%
AllianceBernstein Government STIF Portfolio, Class AB 5.30%(3) (cost $182,425,785)	182,425,785	182,425,785
TOTAL INVESTMENTS (cost $5,815,047,912)(4)	100.6%	5,630,686,670
Other assets less liabilities	(0.6)	(32,077,972)
NET ASSETS	100.0%	$5,598,608,698
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of July 31, 2023.
(4)	See Note 3 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2,400	Long	S&P 500 E-Mini Index	September 2023	$539,882,029	$553,740,000	$13,857,971
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$4,710,508,274	$ —	$—	$4,710,508,274
U.S. Government & Agency Obligations	—	704,466,556	—	704,466,556
Purchased Options	—	33,286,055	—	33,286,055
Short-Term Investments	182,425,785	—	—	182,425,785
Total Investments at Value	$4,892,934,059	$737,752,611	$—	$5,630,686,670
Other Financial Instruments:†
Futures Contracts	$ 13,857,971	$ —	$—	$ 13,857,971
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO PROFILE — July 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	48.6%
Domestic Fixed Income Investment Companies	23.8
Short-Term Investments	17.9
International Equity Investment Companies	9.5
Purchased Options	0.2
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 81.9%
Domestic Equity Investment Companies — 48.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,734,725	$194,808,602
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,240,303	31,498,665
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,769,531	21,482,105
Total Domestic Equity Investment Companies (cost $197,922,345)		247,789,372
Domestic Fixed Income Investment Companies — 23.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,223,569	58,563,781
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,412,678	62,651,866
Total Domestic Fixed Income Investment Companies (cost $133,884,766)		121,215,647
International Equity Investment Companies — 9.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $42,426,282)	3,812,353	48,683,745
Total Affiliated Investment Companies (cost $374,233,393)		417,688,764
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,550) (cost $2,210,087)	569	819,360
Total Long-Term Investment Securities (cost $376,443,480)		418,508,124
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 17.9%
Unaffiliated Investment Companies — 16.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(2)	84,951,464	$ 84,951,464
T. Rowe Price Treasury Reserve Fund 5.26%(2)	1,097	1,097
		84,952,561
U.S. Government — 1.2%
United States Treasury Bills
5.11%, 12/14/2023(3)	$ 6,380,000	6,253,999
Total Short-Term Investments (cost $91,210,257)		91,206,560
TOTAL INVESTMENTS (cost $467,653,737)(4)	100.0%	509,714,684
Other assets less liabilities	0.0	242,837
NET ASSETS	100.0%	$509,957,521
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of July 31, 2023.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
66	Long	E-Mini Russell 2000 Index	September 2023	$ 6,257,574	$ 6,644,880	$ 387,306
147	Long	MSCI EAFE Index	September 2023	15,753,329	16,212,630	459,301
373	Long	S&P 500 E-Mini Index	September 2023	81,229,521	86,060,425	4,830,904
36	Long	S&P Mid Cap 400 E-Mini Index	September 2023	9,282,779	9,876,240	593,461
						$6,270,972
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$417,688,764	$ —	$—	$417,688,764
Purchased Options	819,360	—	—	819,360
Short-Term Investments:
U.S. Government	—	6,253,999	—	6,253,999
Other Short-Term Investments	84,952,561	—	—	84,952,561
Total Investments at Value	$503,460,685	$6,253,999	$—	$509,714,684
Other Financial Instruments:†
Futures Contracts	$ 6,270,972	$ —	$—	$ 6,270,972
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2023 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
ASSETS:
Investments at value (unaffiliated)*	$1,646,820,925	$521,351,136	$76,583,357	$704,461,553	$380,850,449
Investments at value (affiliated)*	—	—	14,470,332	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	72,394,948	3,945,830	—	—	470
Foreign cash*	—	—	—	2,961,128	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	4,331,633	—
Receivable for:
Fund shares sold	10,930	22,964	263,860	—	1,912
Dividends and interest	136,014	57,823	1,336	3,257,870	1,104,275
Investments sold	5,541,438	3,169,973	—	3,471,183	—
Investments sold on an extended settlement basis	—	—	—	251,098	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,810	6,735	5,508	5,654	5,379
Due from investment adviser for expense reimbursements/fee waivers	—	21,854	37,212	12,432	—
Variation margin on futures contracts	—	—	—	92,400	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	478,232	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	1,143,014	—

Total assets	1,724,912,065	528,576,315	91,361,605	720,466,197	381,962,485

LIABILITIES:
Payable for:
Fund shares redeemed	849,637	291,708	5,572	319,544	1,027,914
Investments purchased	7,854,284	2,629,124	153,999	11,444,822	5,501,348
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	161,892	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	875,313	403,992	49,261	510,423	147,081
Service fees — Class 2	9,855	1,105	—	—	1,320
Service fees — Class 3	123,215	82,901	18,880	149,300	49,867
Transfer agent fees	866	449	325	128	834
Trustees’ fees and expenses	12,543	4,126	503	5,624	3,062
Other accrued expenses	164,008	77,427	78,079	170,041	83,318
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	100,873	—
Due to custodian	—	—	—	595,978	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	31,212	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	9,889,721	3,490,832	306,619	13,489,837	6,814,744

Net Assets	$1,715,022,344	$525,085,483	$91,054,986	$706,976,360	$375,147,741

* Cost
Investments (unaffiliated)	$1,149,901,048	$493,599,649	$73,468,696	$718,683,168	$383,069,405

Investments (affiliated)	$—	$—	$16,707,184	$—	$—

Foreign cash	$—	$—	$—	$2,977,147	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

399

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,013,971,726	$434,840,745	$94,220,535	$804,855,047	$379,438,085
Total accumulated earnings (loss)	701,050,618	90,244,738	(3,165,549)	(97,878,687)	(4,290,344)

Net Assets	$1,715,022,344	$525,085,483	$91,054,986	$706,976,360	$375,147,741

Class 1 (unlimited shares authorized):
Net assets	$1,048,270,275	$116,442,007	$318,006	$396,508	$131,613,410
Shares of beneficial interest issued and outstanding	19,071,867	8,490,094	20,820	41,300	12,511,909
Net asset value, offering and redemption price per share	$54.96	$13.72	$15.27	$9.60	$10.52

Class 2 (unlimited shares authorized):
Net assets	$78,408,452	$8,894,956	$—	$—	$10,288,161
Shares of beneficial interest issued and outstanding	1,457,349	649,360	—	—	993,638
Net asset value, offering and redemption price per share	$53.80	$13.70	$—	$—	$10.35

Class 3 (unlimited shares authorized):
Net assets	$588,343,617	$399,748,520	$90,736,980	$706,579,852	$233,246,170
Shares of beneficial interest issued and outstanding	11,230,093	29,639,652	5,958,826	73,993,327	22,799,268
Net asset value, offering and redemption price per share	$52.39	$13.49	$15.23	$9.55	$10.23

See Notes to Financial Statements

400

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
ASSETS:
Investments at value (unaffiliated)*	$92,834,689	$1,272,886,812	$249,692,594	$260,874,229	$535,635,239
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	339,784
Cash	820,391	64,778,080	3,374,866	3,281,203	—
Foreign cash*	4,626,690	—	159,455	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	47	195,009	—	—	—
Receivable for:
Fund shares sold	5,431	143,711	6,590	2,164	50,912
Dividends and interest	430,121	14,466,544	611,579	65,643	4,410,503
Investments sold	—	—	5,503,069	743,436	—
Investments sold on an extended settlement basis	—	119,096	73,921	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,188	6,341	44,025	10,281	5,486
Due from investment adviser for expense reimbursements/fee waivers	9,002	—	—	—	18,185
Variation margin on futures contracts	540	9,375	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	98,732,099	1,352,604,968	259,466,099	264,976,956	540,460,109

LIABILITIES:
Payable for:
Fund shares redeemed	31,547	346,875	133,546	182,183	180,785
Investments purchased	—	25,286	3,788,936	963,499	—
Investments purchased on an extended settlement basis	—	325,563	1,446,887	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	36,554	595,906	166,123	173,135	138,181
Service fees — Class 2	—	1,323	—	403	—
Service fees — Class 3	3,978	200,086	2,964	32,330	18,297
Transfer agent fees	449	577	352	539	577
Trustees’ fees and expenses	627	10,594	1,906	2,097	4,202
Other accrued expenses	45,827	157,854	130,039	75,958	136,836
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	461,296	—	337,748	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	580,278	1,664,064	6,008,501	1,430,144	478,878

Net Assets	$98,151,821	$1,350,940,904	$253,457,598	$263,546,812	$539,981,231

* Cost
Investments (unaffiliated)	$92,646,300	$1,407,600,221	$214,398,431	$246,231,956	$593,942,716

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$4,588,065	$—	$159,455	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

401

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$101,000,654	$1,455,312,452	$219,152,673	$230,132,129	$581,846,079
Total accumulated earnings (loss)	(2,848,833)	(104,371,548)	34,304,925	33,414,683	(41,864,848)

Net Assets	$98,151,821	$1,350,940,904	$253,457,598	$263,546,812	$539,981,231

Class 1 (unlimited shares authorized):
Net assets	$79,020,533	$395,806,547	$239,539,104	$108,217,973	$453,603,313
Shares of beneficial interest issued and outstanding	5,484,901	34,310,175	14,878,748	8,555,901	48,195,099
Net asset value, offering and redemption price per share	$14.41	$11.54	$16.10	$12.65	$9.41

Class 2 (unlimited shares authorized):
Net assets	$—	$10,404,942	$—	$3,174,318	$—
Shares of beneficial interest issued and outstanding	—	902,007	—	251,774	—
Net asset value, offering and redemption price per share	$—	$11.54	$—	$12.61	$—

Class 3 (unlimited shares authorized):
Net assets	$19,131,288	$944,729,415	$13,918,494	$152,154,521	$86,377,918
Shares of beneficial interest issued and outstanding	1,339,026	82,689,086	871,740	12,188,747	9,241,441
Net asset value, offering and redemption price per share	$14.29	$11.43	$15.97	$12.48	$9.35

See Notes to Financial Statements

402

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin U.S. Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value
ASSETS:
Investments at value (unaffiliated)*	$521,465,286	$1,264,089,516	$306,171,145	$141,068,568	$376,816,875
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,061,025	—	—	—	—
Cash	166	7	—	—	1
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	61,476	7,020	1,574	1,869	167
Dividends and interest	3,469,433	1,765,284	106,297	74,453	370,425
Investments sold	—	19,608,067	751,157	—	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,467	12,781	5,346	5,223	5,404
Due from investment adviser for expense reimbursements/fee waivers	11,451	57,141	25,517	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	526,074,304	1,285,539,816	307,061,036	141,150,113	377,192,872

LIABILITIES:
Payable for:
Fund shares redeemed	206,078	690,259	133,242	78,182	187,583
Investments purchased	—	20,553,115	—	—	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	134,685	764,258	248,341	59,167	189,912
Service fees — Class 2	—	4,774	—	—	632
Service fees — Class 3	9,717	90,702	39,355	2,378	46,430
Transfer agent fees	577	673	417	220	442
Trustees’ fees and expenses	3,990	11,913	2,515	1,033	3,171
Other accrued expenses	124,352	135,891	78,783	64,703	98,298
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	479,399	22,251,585	502,653	205,683	526,468

Net Assets	$525,594,905	$1,263,288,231	$306,558,383	$140,944,430	$376,666,404

* Cost
Investments (unaffiliated)	$556,860,489	$1,013,864,186	$287,128,033	$120,365,214	$355,470,607

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

403

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin U.S. Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$549,064,144	$865,313,783	$262,069,280	$104,137,909	$360,341,611
Total accumulated earnings (loss)	(23,469,239)	397,974,448	44,489,103	36,806,521	16,324,793

Net Assets	$525,594,905	$1,263,288,231	$306,558,383	$140,944,430	$376,666,404

Class 1 (unlimited shares authorized):
Net assets	$480,079,403	$788,911,491	$116,439,400	$129,386,391	$149,101,302
Shares of beneficial interest issued and outstanding	49,151,269	39,097,992	6,950,927	6,768,102	13,470,684
Net asset value, offering and redemption price per share	$9.77	$20.18	$16.75	$19.12	$11.07

Class 2 (unlimited shares authorized):
Net assets	$—	$38,327,312	$—	$—	$5,047,055
Shares of beneficial interest issued and outstanding	—	1,899,531	—	—	457,708
Net asset value, offering and redemption price per share	$—	$20.18	$—	$—	$11.03

Class 3 (unlimited shares authorized):
Net assets	$45,515,502	$436,049,428	$190,118,983	$11,558,039	$222,518,047
Shares of beneficial interest issued and outstanding	4,687,162	21,816,005	11,558,138	608,665	20,553,023
Net asset value, offering and redemption price per share	$9.71	$19.99	$16.45	$18.99	$10.83

See Notes to Financial Statements

404

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
ASSETS:
Investments at value (unaffiliated)*	$89,984,344	$—	$—	$—	$356,939,667
Investments at value (affiliated)*	—	90,124,854	93,795,208	341,141,226	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	36,142	—	—	—	—
Foreign cash*	368	—	—	—	107,176
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	475,251	—	—	—	3,216,056
Receivable for:
Fund shares sold	30,182	60,716	45,199	16,007	—
Dividends and interest	321,920	—	—	—	1,774,477
Investments sold	1,724,931	—	—	77,761	—
Investments sold on an extended settlement basis	—	—	—	—	17,240,156
Written options	—	—	—	—	92,704
Receipts on swap contracts	—	—	—	—	16,901
Prepaid expenses and other assets	2,706	5,121	5,121	5,127	5,411
Due from investment adviser for expense reimbursements/fee waivers	21,328	3,025	3,040	—	—
Variation margin on futures contracts	1,188	—	—	—	47,323
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	1,373,474
Swap premiums paid	—	—	—	—	3,159,599
Unrealized appreciation on swap contracts	—	—	—	—	2,152,224

Total assets	92,598,360	90,193,716	93,848,568	341,240,121	$386,125,168

LIABILITIES:
Payable for:
Fund shares redeemed	1,242	7,850	9,617	93,768	197,535
Investments purchased	1,613,532	52,866	35,582	—	15,797
Investments purchased on an extended settlement basis	828,286	—	—	—	54,611,622
Payments on swap contracts	—	—	—	—	25,543
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	52,583	7,575	7,799	28,397	165,869
Service fees — Class 2	—	—	—	—	367
Service fees — Class 3	18,722	18,928	19,420	70,137	51,686
Transfer agent fees	224	161	161	160	481
Trustees’ fees and expenses	505	536	517	2,261	2,460
Other accrued expenses	41,505	52,088	53,014	53,978	238,143
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	6,400	—	—	—	23,457
Due to custodian	—	—	—	—	13,511
Due to broker	257,601	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	17,076,367
Call and put options written, at value@	—	—	—	—	557,754
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	1,030,715
Swap premiums received	—	—	—	—	3,256,051
Unrealized depreciation on swap contracts	—	—	—	—	2,247,417

Total liabilities	2,820,600	140,004	126,110	248,701	79,514,775

Net Assets	$89,777,760	$90,053,712	$93,722,458	$340,991,420	$306,610,393

* Cost
Investments (unaffiliated)	$82,393,849	$—	$—	$—	$380,362,248

Investments (affiliated)	$—	$87,384,280	$88,957,437	$311,254,157	$—

Foreign cash	$367	$—	$—	$—	$113,610

# Proceeds from forward sales contracts	$—	$—	$—	$—	$17,240,156

@ Premiums received on options written	$—	$—	$—	$—	$783,276

See Notes to Financial Statements

405

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$82,448,496	$83,603,770	$84,603,180	$294,539,336	$344,461,680
Total accumulated earnings (loss)	7,329,264	6,449,942	9,119,278	46,452,084	(37,851,287)

Net Assets	$89,777,760	$90,053,712	$93,722,458	$340,991,420	$306,610,393

Class 1 (unlimited shares authorized):
Net assets	$280,326	$49,691	$367,792	$4,105,330	$61,963,891
Shares of beneficial interest issued and outstanding	24,515	2,870	20,303	215,927	6,750,788
Net asset value, offering and redemption price per share	$11.43	$17.31	$18.12	$19.01	$9.18

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$2,871,343
Shares of beneficial interest issued and outstanding	—	—	—	—	316,812
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$9.06

Class 3 (unlimited shares authorized):
Net assets	$89,497,434	$90,004,021	$93,354,666	$336,886,090	$241,775,159
Shares of beneficial interest issued and outstanding	7,851,942	5,206,275	5,163,087	17,828,530	27,052,452
Net asset value, offering and redemption price per share	$11.40	$17.29	$18.08	$18.90	$8.94

See Notes to Financial Statements

406

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Goldman Sachs Multi-Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
ASSETS:
Investments at value (unaffiliated)*	$41,457,320	$—	$—	$—	$729,635,520
Investments at value (affiliated)*	—	253,894,728	480,932,897	1,314,352,071	—
Repurchase agreements (cost approximates value)	—	—	—	—	19,378,348
Cash	3	—	—	—	—
Foreign cash*	246,541	—	—	—	975,003
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	311,886	—	—	—	22
Receivable for:
Fund shares sold	89,980	10,596	—	474,732	109,828
Dividends and interest	97,202	—	—	—	3,186,149
Investments sold	—	44,660	410,880	—	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	6,247	—	—	—	—
Prepaid expenses and other assets	5,145	5,126	5,132	5,156	5,605
Due from investment adviser for expense reimbursements/fee waivers	24,926	—	—	—	—
Variation margin on futures contracts	7,223	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	32,481	—	—	—	—
Unrealized appreciation on swap contracts	54,012	—	—	—	—

Total assets	42,332,966	253,955,110	481,348,909	1,314,831,959	753,290,475

LIABILITIES:
Payable for:
Fund shares redeemed	1,581	55,256	410,880	46,396	202,349
Investments purchased	—	—	—	428,336	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	24,825	21,217	40,133	109,339	251,923
Service fees — Class 2	—	—	—	—	—
Service fees — Class 3	8,836	52,969	99,692	270,696	5,536
Transfer agent fees	193	160	160	160	577
Trustees’ fees and expenses	175	1,736	3,379	9,213	5,431
Other accrued expenses	36,238	54,546	57,724	80,021	240,094
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	24,970
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	71,848	185,884	611,968	944,161	730,880

Net Assets	$42,261,118	$253,769,226	$480,736,941	$1,313,887,798	$752,559,595

* Cost
Investments (unaffiliated)	$38,295,246	$—	$—	$—	$623,348,540

Investments (affiliated)	$—	$238,711,095	$422,957,211	$1,123,272,903	$—

Foreign cash	$242,847	$—	$—	$—	$977,974

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

407

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Goldman Sachs Multi-Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$41,175,450	$224,408,476	$391,861,040	$1,042,165,273	$628,158,685
Total accumulated earnings (loss)	1,085,668	29,360,750	88,875,901	271,722,525	124,400,910

Net Assets	$42,261,118	$253,769,226	$480,736,941	$1,313,887,798	$752,559,595

Class 1 (unlimited shares authorized):
Net assets	$142,652	$343,034	$3,072,645	$13,957,079	$725,643,490
Shares of beneficial interest issued and outstanding	13,883	25,880	206,961	896,205	56,802,055
Net asset value, offering and redemption price per share	$10.28	$13.25	$14.85	$15.57	$12.77

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$42,118,466	$253,426,192	$477,664,296	$1,299,930,719	$26,916,105
Shares of beneficial interest issued and outstanding	4,124,349	19,182,582	32,340,038	83,838,509	2,124,506
Net asset value, offering and redemption price per share	$10.21	$13.21	$14.77	$15.51	$12.67

See Notes to Financial Statements

408

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Invesco Growth Opportunities	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income
ASSETS:
Investments at value (unaffiliated)*	$248,476,500	$440,880,055	$428,434,686	$189,467,021	$1,018,690,688
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	2,421,392	13,465	3,990,544	6,268,264	6,567,729
Foreign cash*	61,844	—	42,854	652,678	—
Cash collateral for futures contracts	—	—	15,453	341,490	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	357,331		—
Receivable for:
Fund shares sold	24,079	2,559	45,628	2,361	7,869
Dividends and interest	6,677	358,274	1,856,351	828,786	1,550,376
Investments sold	—	—	6,445,786	98,755	3,912,818
Investments sold on an extended settlement basis	—	—	3,317,135	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,922	6,439	5,706	5,269	7,990
Due from investment adviser for expense reimbursements/fee waivers	—	36,796	2,940	20,487	—
Variation margin on futures contracts	—	—	106,066	35,098	—
Unrealized appreciation on forward foreign currency contracts	—	—	21,478	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	250,998,414	441,297,588	444,641,958	197,720,209	1,030,737,470

LIABILITIES:
Payable for:
Fund shares redeemed	111,697	255,471	129,519	87,604	734,553
Investments purchased	—	—	732,458	715,436	4,246,507
Investments purchased on an extended settlement basis	—	—	3,035,103	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	158,993	312,764	225,448	182,889	473,306
Service fees — Class 2	311	993	2,314	293	1,217
Service fees — Class 3	30,597	34,497	61,781	25,662	70,949
Transfer agent fees	545	546	513	513	610
Trustees’ fees and expenses	1,910	3,110	3,410	1,426	9,945
Other accrued expenses	63,008	81,584	179,256	342,101	119,236
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	98,007	—
Variation margin on futures contracts	—	—	223,726	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	4	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	59,715	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	367,061	688,965	4,653,243	1,453,935	5,656,323

Net Assets	$250,631,353	$440,608,623	$439,988,715	$196,266,274	$1,025,081,147

* Cost
Investments (unaffiliated)	$216,282,646	$269,705,427	$416,264,915	$186,052,313	$758,215,848

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$60,101	$—	$32,629	$709,017	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

409

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Invesco Growth Opportunities	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income
NET ASSETS REPRESENTED BY:
Paid-in capital	$258,266,627	$269,332,465	$450,440,861	$211,667,602	$618,834,273
Total accumulated earnings (loss)	(7,635,274)	171,276,158	(10,452,146)	(15,401,328)	406,246,874

Net Assets	$250,631,353	$440,608,623	$439,988,715	$196,266,274	$1,025,081,147

Class 1 (unlimited shares authorized):
Net assets	$102,269,959	$265,821,076	$128,602,102	$69,462,026	$674,986,776
Shares of beneficial interest issued and outstanding	16,560,117	16,821,378	7,474,507	8,786,683	18,858,195
Net asset value, offering and redemption price per share	$6.18	$15.80	$17.21	$7.91	$35.79

Class 2 (unlimited shares authorized):
Net assets	$2,486,577	$7,915,414	$18,286,475	$2,377,524	$9,678,629
Shares of beneficial interest issued and outstanding	445,852	525,998	1,068,101	302,231	271,063
Net asset value, offering and redemption price per share	$5.58	$15.05	$17.12	$7.87	$35.71

Class 3 (unlimited shares authorized):
Net assets	$145,874,817	$166,872,133	$293,100,138	$124,426,724	$340,415,742
Shares of beneficial interest issued and outstanding	27,936,417	11,504,315	17,253,833	15,980,322	9,618,377
Net asset value, offering and redemption price per share	$5.22	$14.51	$16.99	$7.79	$35.39

See Notes to Financial Statements

410

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA JPMorgan Global Equities	SA JPMorgan Large Cap Core†	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
ASSETS:
Investments at value (unaffiliated)*	$316,355,865	$424,246,176	$1,679,294,909	$643,109,967	$441,270,448
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,869,556	657,514	13,528,900	3,390,278	—
Cash	4	1	169,012	18	410,198
Foreign cash*	17,436	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	17	—	—
Receivable for:
Fund shares sold	1,930	5,624	6,688	6,396	7,770
Dividends and interest	880,715	494,980	12,664,475	17,838	279,732
Investments sold	—	2,975,927	9,544	481,373	—
Investments sold on an extended settlement basis	—	—	15,090,768	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,356	6,749	7,154	9,886	5,336
Due from investment adviser for expense reimbursements/fee waivers	—	24,192	144,551	9,803	11,735
Variation margin on futures contracts	—	—	160,031	—	800
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	319,130,862	428,411,163	1,721,076,049	647,025,559	441,986,019

LIABILITIES:
Payable for:
Fund shares redeemed	192,638	454,946	847,726	257,518	218,790
Investments purchased	801,915	3,044,250		1,291,231	—
Investments purchased on an extended settlement basis	—	—	31,441,209	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	204,133	263,890	867,303	409,706	111,679
Service fees — Class 2	339	400	679	1,934	—
Service fees — Class 3	10,622	23,420	174,458	78,241	9,707
Transfer agent fees	449	603	577	705	352
Trustees’ fees and expenses	2,395	3,235	13,715	4,692	2,015
Other accrued expenses	83,234	73,020	230,120	78,215	87,539
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	1,500	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	41
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,295,725	3,863,764	33,577,287	2,122,242	430,123

Net Assets	$317,835,137	$424,547,399	$1,687,498,762	$644,903,317	$441,555,896

* Cost
Investments (unaffiliated)	$237,040,691	$379,342,970	$1,857,513,457	$575,529,524	$333,739,015

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$17,506	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

411

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA JPMorgan Global Equities	SA JPMorgan Large Cap Core†	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$214,680,832	$322,485,667	$1,878,650,958	$611,559,087	$314,141,386
Total accumulated earnings (loss)	103,154,305	102,061,732	(191,152,196)	33,344,230	127,414,510

Net Assets	$317,835,137	$424,547,399	$1,687,498,762	$644,903,317	$441,555,896

Class 1 (unlimited shares authorized):
Net assets	$264,175,715	$309,549,391	$861,649,661	$254,164,601	$394,685,064
Shares of beneficial interest issued and outstanding	13,859,967	15,049,509	106,386,773	15,596,124	18,011,054
Net asset value, offering and redemption price per share	$19.06	$20.57	$8.10	$16.30	$21.91

Class 2 (unlimited shares authorized):
Net assets	$2,718,562	$3,155,763	$5,330,268	$15,374,477	$—
Shares of beneficial interest issued and outstanding	143,068	153,458	660,557	1,024,762	—
Net asset value, offering and redemption price per share	$19.00	$20.56	$8.07	$15.00	$—

Class 3 (unlimited shares authorized):
Net assets	$50,940,860	$111,842,245	$820,518,833	$375,364,239	$46,870,832
Shares of beneficial interest issued and outstanding	2,712,608	5,488,010	102,551,016	26,408,299	2,155,116
Net asset value, offering and redemption price per share	$18.78	$20.38	$8.00	$14.21	$21.75

†	See Note 1

See Notes to Financial Statements

412

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
ASSETS:
Investments at value (unaffiliated)*	$3,041,767,135	$426,182,233	$672,554,821	$921,318,541	$508,624,523
Investments at value (affiliated)*	3,462,604	1,054,116	—	—	—
Repurchase agreements (cost approximates value)	41,903,038	—	—	—	—
Cash	12	308,900	733	41,514	38,198
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	17	—	—	—	35
Receivable for:
Fund shares sold	331,285	7,475	45,266	2,459	10,573
Dividends and interest	2,204,735	343,129	27,887	294,902	1,748,221
Investments sold	—	—	—	—	677,637
Investments sold on an extended settlement basis	—	—	—	—	3,306,825
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	10,063	5,344	5,597	6,425	6,182
Due from investment adviser for expense reimbursements/fee waivers	362,600	11,780	—	31,068	—
Variation margin on futures contracts	82,800	1,200	—	—	13,656
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	3,090,124,289	427,914,177	672,634,304	921,694,909	514,425,850

LIABILITIES:
Payable for:
Fund shares redeemed	1,142,644	199,589	275,636	496,457	167,970
Investments purchased	—	—	—	—	312,744
Investments purchased on an extended settlement basis	—	—	—	—	9,818,263
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	962,999	108,376	370,521	530,332	277,027
Service fees — Class 2	—	—	393	826	2,271
Service fees — Class 3	20,419	11,386	38,138	66,700	74,209
Transfer agent fees	641	352	545	558	481
Trustees’ fees and expenses	22,964	2,358	4,433	7,601	4,079
Other accrued expenses	328,102	89,112	103,002	119,474	114,862
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	5,063
Due to custodian	—	—	—	—	—
Due to broker	—	27	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	2,477,769	411,200	792,668	1,221,948	10,776,969

Net Assets	$3,087,646,520	$427,502,977	$671,841,636	$920,472,961	$503,648,881

* Cost
Investments (unaffiliated)	$1,463,232,723	$371,161,443	$466,481,794	$623,591,750	$451,699,457

Investments (affiliated)	$3,103,098	$869,539	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

413

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,264,987,981	$332,636,258	$428,400,845	$480,457,252	$406,110,511
Total accumulated earnings (loss)	1,822,658,539	94,866,719	243,440,791	440,015,709	97,538,370

Net Assets	$3,087,646,520	$427,502,977	$671,841,636	$920,472,961	$503,648,881

Class 1 (unlimited shares authorized):
Net assets	$2,988,520,061	$372,568,667	$484,925,426	$594,941,243	$131,935,082
Shares of beneficial interest issued and outstanding	87,976,376	19,238,134	36,525,343	26,783,686	7,213,867
Net asset value, offering and redemption price per share	$33.97	$19.37	$13.28	$22.21	$18.29

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$3,164,210	$6,582,230	$18,034,515
Shares of beneficial interest issued and outstanding	—	—	240,570	295,973	984,890
Net asset value, offering and redemption price per share	$—	$—	$13.15	$22.24	$18.31

Class 3 (unlimited shares authorized):
Net assets	$99,126,459	$54,934,310	$183,752,000	$318,949,488	$353,679,284
Shares of beneficial interest issued and outstanding	2,937,073	2,858,664	14,185,944	14,478,271	19,434,901
Net asset value, offering and redemption price per share	$33.75	$19.22	$12.95	$22.03	$18.20

See Notes to Financial Statements

414

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
ASSETS:
Investments at value (unaffiliated)*	$438,713,197	$349,651,633	$518,935,693	$455,415,383	$243,794,360
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	11,758,285	—	1,729,726	831,700,000	—
Cash	—	5,685,151	3	1,411,409	52
Foreign cash*	—	1,088,760	464,778	447,482	—
Cash collateral for futures contracts	—	—	—	27,198,000	—
Cash collateral for centrally cleared swap contracts	—	—	—	275,000	—
Due from broker	—	—	—	313,551	—
Receivable for:
Fund shares sold	95,640	7,672	2,262	—	9,068
Dividends and interest	145,600	1,803,691	3,552,208	2,434,613	4,593,040
Investments sold	—	—	—	62,136,873	229,814
Investments sold on an extended settlement basis	—	—	—	—	244,823
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	178,628	—
Prepaid expenses and other assets	5,410	5,391	5,740	5,925	5,329
Due from investment adviser for expense reimbursements/fee waivers	—	15,212	31,773	—	—
Variation margin on futures contracts	54,990	—	—	1,583,974	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	21,706	—
Swap premiums paid	—	—	—	5,810	—
Unrealized appreciation on swap contracts	—	—	—	3,185,990	—

Total assets	450,773,122	358,257,510	524,722,183	1,386,314,344	248,876,486

LIABILITIES:
Payable for:
Fund shares redeemed	123,486	162,017	240,560	432,245	120,995
Investments purchased	—	—	—	388,812,547	171,702
Investments purchased on an extended settlement basis	—	—	—	—	1,116,093
Payments on swap contracts	—	—	—	146,131	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	112,623	254,011	361,405	715,692	134,039
Service fees — Class 2	—	819	1,047	—	692
Service fees — Class 3	14,698	24,819	72,106	208,584	26,632
Transfer agent fees	577	610	449	160	609
Trustees’ fees and expenses	3,302	2,716	4,417	8,240	2,020
Other accrued expenses	101,617	105,542	233,202	120,331	85,225
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	183,999	—
Due to custodian	—	—	—	—	—
Due to broker	2	—	—	2,251,586	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	8,216	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	355,510	—
Swap premiums received	—	—	—	271,443	—
Unrealized depreciation on swap contracts	—	—	—	211,730	—

Total liabilities	356,305	550,534	913,186	393,726,414	1,658,007

Net Assets	$450,416,817	$357,706,976	$523,808,997	$992,587,930	$247,218,479

* Cost
Investments (unaffiliated)	$360,132,088	$307,687,236	$497,150,035	$493,240,076	$260,598,465

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$1,091,688	$465,534	$470,802	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$8,310	$—

See Notes to Financial Statements

415

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$354,073,861	$314,253,098	$493,864,184	$1,116,480,761	$271,163,750
Total accumulated earnings (loss)	96,342,956	43,453,878	29,944,813	(123,892,831)	(23,945,271)

Net Assets	$450,416,817	$357,706,976	$523,808,997	$992,587,930	$247,218,479

Class 1 (unlimited shares authorized):
Net assets	$379,273,446	$233,792,657	$169,522,664	$189,344	$115,632,649
Shares of beneficial interest issued and outstanding	26,979,308	24,246,627	12,243,747	19,566	22,524,552
Net asset value, offering and redemption price per share	$14.06	$9.64	$13.85	$9.68	$5.13

Class 2 (unlimited shares authorized):
Net assets	$—	$6,412,386	$8,111,093	$—	$5,454,994
Shares of beneficial interest issued and outstanding	—	668,218	585,602	—	1,062,902
Net asset value, offering and redemption price per share	$—	$9.60	$13.85	$—	$5.13

Class 3 (unlimited shares authorized):
Net assets	$71,143,371	$117,501,933	$346,175,240	$992,398,586	$126,130,836
Shares of beneficial interest issued and outstanding	5,108,669	12,294,254	25,082,477	104,012,071	24,786,850
Net asset value, offering and redemption price per share	$13.93	$9.56	$13.80	$9.54	$5.09

See Notes to Financial Statements

416

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	T. Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$345,229,488	$464,031,525	$293,573,405	$677,878,050	$1,481,262,235
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	14,501,605	—	—
Cash	1,651	4,937	845	73	194
Foreign cash*	8	263,512	—	61,462	289,800
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	9,269,605	—	—	—
Receivable for:
Fund shares sold	7,475	—	43,419	9,470	—
Dividends and interest	1,298,782	2,572,460	61,572	1,697,819	5,964,219
Investments sold	—	222,648	—	2,623,409	8,643,385
Investments sold on an extended settlement basis	—	—	529,018	131,958	1,517,703
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	2,333	—
Prepaid expenses and other assets	5,346	5,389	5,322	5,527	6,224
Due from investment adviser for expense reimbursements/fee waivers	14,532	23,558	16,612	—	—
Variation margin on futures contracts	—	463,297	177,410	4,344	360,237
Unrealized appreciation on forward foreign currency contracts	1,323,314	257,394	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	31,303	—

Total assets	347,880,596	477,114,325	308,909,208	682,445,748	1,498,043,997

LIABILITIES:
Payable for:
Fund shares redeemed	227,251	224,227	83,883	158,216	871,162
Investments purchased	—	254,569	512,956	1,051,414	6,944,755
Investments purchased on an extended settlement basis	—	—	—	274,678	12,643,597
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	270,739	336,732	88,196	393,515	946,560
Service fees — Class 2	607	—	—	—	—
Service fees — Class 3	20,921	100,093	12,475	141,648	309,806
Transfer agent fees	641	128	577	160	160
Trustees’ fees and expenses	2,543	3,886	2,234	4,788	12,033
Other accrued expenses	91,692	141,834	103,760	140,496	235,142
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	38,027
Variation margin on futures contracts	—	52,046	—	94	73,276
Due to custodian	—	—	—	—	—
Due to broker	—	—	7	33,617	5,759
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	4,765	—
Unrealized depreciation on forward foreign currency contracts	1,095,986	562,539	—	—	—
Swap premiums received	—	—	—	169	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,710,380	1,676,054	804,088	2,203,560	22,080,277

Net Assets	$346,170,216	$475,438,271	$308,105,120	$680,242,188	$1,475,963,720

* Cost
Investments (unaffiliated)	$292,014,647	$466,104,631	$268,900,093	$627,717,725	$1,398,968,011

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$4	$261,440	$—	$61,487	$289,573

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$4,936	$—

See Notes to Financial Statements

417

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$271,831,078	$517,795,102	$277,787,239	$619,237,104	$1,484,219,765
Total accumulated earnings (loss)	74,339,138	(42,356,831)	30,317,881	61,005,084	(8,256,045)

Net Assets	$346,170,216	$475,438,271	$308,105,120	$680,242,188	$1,475,963,720

Class 1 (unlimited shares authorized):
Net assets	$240,904,177	$252,263	$246,651,573	$532,804	$248,519
Shares of beneficial interest issued and outstanding	20,839,925	26,170	20,319,506	39,666	22,751
Net asset value, offering and redemption price per share	$11.56	$9.64	$12.14	$13.43	$10.92

Class 2 (unlimited shares authorized):
Net assets	$4,861,386	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	417,955	—	—	—	—
Net asset value, offering and redemption price per share	$11.63	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$100,404,653	$475,186,008	$61,453,547	$679,709,384	$1,475,715,201
Shares of beneficial interest issued and outstanding	8,658,470	49,424,369	5,110,133	50,753,722	135,395,064
Net asset value, offering and redemption price per share	$11.60	$9.61	$12.03	$13.39	$10.90

See Notes to Financial Statements

418

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
ASSETS:
Investments at value (unaffiliated)*	$1,434,749,786	$920,178,396	$92,025,920
Investments at value (affiliated)*	7,276,246,045	4,710,508,274	417,688,764
Repurchase agreements (cost approximates value)	—	—	—
Cash	331	—	—
Foreign cash*	—	531	—
Cash collateral for futures contracts	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—
Due from broker	—	—	4
Receivable for:
Fund shares sold	18,564	18,641	637
Dividends and interest	8,958,444	5,903,486	357,009
Investments sold	4,287,419	2,632,830	123,515
Investments sold on an extended settlement basis	9,766,906	8,371,079	—
Written options	2,560,000	1,520,000	—
Receipts on swap contracts	—	—	—
Prepaid expenses and other assets	6,124	5,515	5,136
Due from investment adviser for expense reimbursements/fee waivers	22,560	10,006	—
Variation margin on futures contracts	2,720,000	960,000	265,900
Unrealized appreciation on forward foreign currency contracts	—	—	—
Swap premiums paid	—	—	—
Unrealized appreciation on swap contracts	—	—	—

Total assets	8,739,336,179	5,650,108,758	510,466,885

LIABILITIES:
Payable for:
Fund shares redeemed	5,377,837	3,309,678	155,031
Investments purchased	11,234,576	6,670,530	4
Investments purchased on an extended settlement basis	11,014,750	8,850,568	—
Payments on swap contracts	—	—	—
Interest on forward sales contracts	—	—	—
Investment advisory and management fees	1,547,972	1,031,691	85,148
Service fees — Class 2	—	—	—
Service fees — Class 3	1,823,389	1,177,994	106,450
Transfer agent fees	225	224	159
Trustees’ fees and expenses	74,185	48,403	3,756
Other accrued expenses	383,334	258,286	142,646
Line of credit	—	—	—
Accrued foreign tax on capital gains	—	—	—
Variation margin on futures contracts	—	—	16,170
Due to custodian	—	—	—
Due to broker	47,039,431	30,152,686	—
Forward sales contracts, at value#	—	—	—
Call and put options written, at value@	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Swap premiums received	—	—	—
Unrealized depreciation on swap contracts	—	—	—

Total liabilities	78,495,699	51,500,060	509,364

Net Assets	$8,660,840,480	$5,598,608,698	$509,957,521

* Cost
Investments (unaffiliated)	$1,604,142,564	$1,029,896,495	$93,420,344

Investments (affiliated)	$7,117,553,195	$4,785,151,417	$374,233,393

Foreign cash	$—	$563	$—

# Proceeds from forward sales contracts	$—	$—	$—

@ Premiums received on options written	$—	$—	$—

See Notes to Financial Statements

419

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2023 — (unaudited)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
NET ASSETS REPRESENTED BY:
Paid-in capital	$8,594,384,387	$5,460,704,492	$476,794,729
Total accumulated earnings (loss)	66,456,093	137,904,206	33,162,792

Net Assets	$8,660,840,480	$5,598,608,698	$509,957,521

Class 1 (unlimited shares authorized):
Net assets	$491,089	$705,806	$381,717
Shares of beneficial interest issued and outstanding	43,489	57,300	32,713
Net asset value, offering and redemption price per share	$11.29	$12.32	$11.67

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$8,660,349,391	$5,597,902,892	$509,575,804
Shares of beneficial interest issued and outstanding	767,604,252	454,819,923	43,751,547
Net asset value, offering and redemption price per share	$11.28	$12.31	$11.65

See Notes to Financial Statements

420

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2023 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,379,966	$4,523,228	$783,243	$4,960,312	$50,163
Dividends (affiliated)	—	—	331,580	—	—
Interest (unaffiliated)	448,021	27,551	25	4,167,845	5,827,420
Interest (affiliated)	—	—	—	—	—

Total investment income*	4,827,987	4,550,779	1,114,848	9,128,157	5,877,583

EXPENSES:
Investment advisory and management fees	4,948,815	2,297,681	274,635	2,948,429	869,400
Services fees:
Class 2	54,638	6,290	—	—	8,067
Class 3	687,377	469,160	105,298	862,274	291,976
Transfer agent fees	2,231	1,131	881	330	2,149
Custodian and accounting fees	77,881	28,697	13,614	145,486	29,360
Reports to shareholders	22,075	6,602	1,327	8,089	6,428
Audit and tax fees	25,566	25,916	25,895	27,272	29,263
Legal fees	11,241	6,204	5,638	7,682	5,773
Trustees’ fees and expenses	20,907	7,520	1,547	10,408	6,992
Interest expense	—	—	—	1,936	—
License fee	—	—	—	12,335	—
Other expenses	70,704	45,926	22,424	43,594	28,044

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,921,435	2,895,127	451,259	4,067,835	1,277,452

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(124,205)	(210,746)	(63,211)	—
Fees paid indirectly (Note 5)	(1,201)	(2,907)	—	—	—

Net expenses	5,920,234	2,768,015	240,513	4,004,624	1,277,452

Net investment income (loss)	(1,092,247)	1,782,764	874,335	5,123,533	4,600,131

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	86,347,583	17,770,395	472,429	(17,063,767)	(1,101,009)
Investments (affiliated)	—	—	(381,861)	—	—
Futures contracts	—	—	—	5,291,293	—
Forward contracts	—	—	—	361,669	—
Swap contracts	—	—	—	(909,039)	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(37,213)	—

Net realized gain (loss) on investments and foreign currencies	86,347,583	17,770,395	90,568	(12,357,057)	(1,101,009)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	172,210,753	(15,965,955)	2,460,047	31,321,949	3,872,211
Investments (affiliated)	—	—	80,632	—	—
Futures contracts	—	—	—	3,531,968	—
Forward contracts	—	—	—	544,404	—
Swap contracts	—	—	—	1,143,014	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	27	—	—	1,661	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	172,210,780	(15,965,955)	2,540,679	36,542,996	3,872,211

Net realized and unrealized gain (loss) on investments and foreign currencies	258,558,363	1,804,440	2,631,247	24,185,939	2,771,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$257,466,116	$3,587,204	$3,505,582	$29,309,472	$7,371,333

* Net of foreign withholding taxes on interest and dividends of	$21,216	$14,213	$—	$361,687	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

421

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2023 — (unaudited)

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,561,020	$—	$1,894,057	$4,745,611	$283,808
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	16,175	27,951,341	12,979	12,785	7,962,220
Interest (affiliated)	—	—	—	—	—

Total investment income*	1,577,195	27,951,341	1,907,036	4,758,396	8,246,028

EXPENSES:
Investment advisory and management fees	208,264	3,411,639	983,061	1,009,928	803,398
Services fees:
Class 2	—	7,905	—	2,324	—
Class 3	21,550	1,127,850	15,923	186,295	101,769
Transfer agent fees	1,156	1,487	908	1,321	1,487
Custodian and accounting fees	42,464	78,561	69,404	15,239	36,189
Reports to shareholders	1,206	19,931	3,626	3,782	6,392
Audit and tax fees	27,189	32,805	25,515	27,318	27,782
Legal fees	6,212	9,669	6,350	5,155	6,073
Trustees’ fees and expenses	1,410	19,808	3,070	4,083	8,813
Interest expense	384	783	14,705	751	—
License fee	23,140	—	—	—	53,560
Other expenses	31,391	34,875	5,586	32,461	33,389

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	364,366	4,745,313	1,128,148	1,288,657	1,078,852

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(74,002)	—	—	—	(66,564)
Fees paid indirectly (Note 5)	—	—	(52,412)	(6,378)	—

Net expenses	290,364	4,745,313	1,075,736	1,282,279	1,012,288

Net investment income (loss)	1,286,831	23,206,028	831,300	3,476,117	7,233,740

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(628,373)	(1,522,554)	4,982,929	(1,627,776)	(618,874)
Investments (affiliated)	—	—	—	—	—
Futures contracts	154,454	(816,398)	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(9,517)	—	(22,661)	—	—

Net realized gain (loss) on investments and foreign currencies	(483,436)	(2,338,952)	4,960,268	(1,627,776)	(618,874)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	1,516,473	(25,037,113)	15,435,860	(7,571,619)	(11,608,593)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(55,630)	(17,499)	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	59,864	—	5,602	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(135,269)	—	(293,975)	—	—

Net unrealized gain (loss) on investments and foreign currencies	1,385,438	(25,054,612)	15,147,487	(7,571,619)	(11,608,593)

Net realized and unrealized gain (loss) on investments and foreign currencies	902,002	(27,393,564)	20,107,755	(9,199,395)	(12,227,467)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,188,833	$(4,187,536)	$20,939,055	$(5,723,278)	$(4,993,727)

* Net of foreign withholding taxes on interest and dividends of	$218,805	$—	$272,473	$—	$—

** Net of foreign withholding taxes on capital gains of	$4,378	$—	$—	$—	$—

See Notes to Financial Statements

422

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2023 — (unaudited)

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin U.S. Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$243,099	$17,895,968	$2,480,393	$1,135,477	$4,156,805
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	6,686,602	88	185,732	27,824	44,549
Interest (affiliated)	—	—	—	—	—

Total investment income*	6,929,701	17,896,056	2,666,125	1,163,301	4,201,354

EXPENSES:
Investment advisory and management fees	778,448	4,468,869	1,424,518	333,888	1,083,458
Services fees:
Class 2	—	27,764	—	—	3,602
Class 3	54,993	518,652	223,323	11,895	261,358
Transfer agent fees	1,486	1,735	1,073	522	1,074
Custodian and accounting fees	34,143	59,274	36,101	15,534	24,698
Reports to shareholders	5,711	14,417	5,624	1,790	4,347
Audit and tax fees	27,696	25,564	25,564	19,888	25,560
Legal fees	5,953	9,985	5,313	4,786	6,433
Trustees’ fees and expenses	8,734	21,540	4,690	2,103	5,874
Interest expense	—	511	1,009	643	991
License fee	51,896	—	—	—	—
Other expenses	25,257	58,285	33,274	24,436	39,128

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	994,317	5,206,596	1,760,489	415,485	1,456,523

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(57,084)	(333,914)	(146,215)	—	—
Fees paid indirectly (Note 5)	—	(16,031)	—	—	—

Net expenses	937,233	4,856,651	1,614,274	415,485	1,456,523

Net investment income (loss)	5,992,468	13,039,405	1,051,851	747,816	2,744,831

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(572,147)	(5,604,193)	3,413,165	1,515,010	1,452,775
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	2,887	—	—

Net realized gain (loss) on investments and foreign currencies	(572,147)	(5,604,193)	3,416,052	1,515,010	1,452,775

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(5,717,131)	(10,651,135)	(2,823,038)	10,609,934	4,888,603
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	10	(293)	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(5,717,131)	(10,651,125)	(2,823,331)	10,609,934	4,888,603

Net realized and unrealized gain (loss) on investments and foreign currencies	(6,289,278)	(16,255,318)	592,721	12,124,944	6,341,378

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(296,810)	$(3,215,913)	$1,644,572	$12,872,760	$9,086,209

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$44,655	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

423

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2023 — (unaudited)

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$766,067	$—	$—	$—	$254,293
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	346,127	—	—	—	4,219,727
Interest (affiliated)		—	—	—	—

Total investment income*	1,112,194	—	—	—	4,474,020

EXPENSES:
Investment advisory and management fees	292,050	42,754	42,753	158,828	963,117
Services fees:
Class 2	—	—	—	—	2,163
Class 3	104,009	106,816	106,588	392,264	296,083
Transfer agent fees	578	414	414	412	1,239
Custodian and accounting fees	23,095	6,536	6,536	6,535	231,898
Reports to shareholders	1,974	1,083	1,161	4,293	6,572
Audit and tax fees	26,005	17,838	17,838	12,341	39,990
Legal fees	6,709	4,121	4,079	4,946	5,363
Trustees’ fees and expenses	1,312	1,374	1,330	5,059	4,485
Interest expense	—	—	—	—	77,785
License fee	15,504	—	—	—	—
Other expenses	42,184	14,892	14,959	16,904	27,493

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	513,420	195,828	195,658	601,582	1,656,188

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(71,478)	(12,054)	(12,115)	—	—
Fees paid indirectly (Note 5)	(4)	—	—	—	—

Net expenses	441,938	183,774	183,543	601,582	1,656,188

Net investment income (loss)	670,256	(183,774)	(183,543)	(601,582)	2,817,832

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(149,294)	—	—	—	(5,050,179)
Investments (affiliated)	—	392,767	402,412	2,094,049	—
Futures contracts	(46,954)	—	—	—	(533,560)
Forward contracts	—	—	—	—	(1,889,401)
Swap contracts	—	—	—	—	(972,864)
Written option contracts	—	—	—	—	4,641,143
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,137)	—	—	—	(878,951)

Net realized gain (loss) on investments and foreign currencies	(197,385)	392,767	402,412	2,094,049	(4,683,812)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	4,744,409	—	—	—	(6,495,423)
Investments (affiliated)	—	3,687,312	4,752,663	20,440,867	—
Futures contracts	(336,192)	—	—	—	55,066
Forward contracts	—	—	—	—	1,167,204
Swap contracts	—	—		—	(577,479)
Written option contracts	—	—	—	—	(366,727)
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	1,182	—	—	—	(25,464)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	163,789
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	4,409,399	3,687,312	4,752,663	20,440,867	(6,079,034)

Net realized and unrealized gain (loss) on investments and foreign currencies	4,212,014	4,080,079	5,155,075	22,534,916	(10,762,846)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,882,270	$3,896,305	$4,971,532	$21,933,334	$(7,945,014)

* Net of foreign withholding taxes on interest and dividends of	$42,478	$—	$—	$—	$57

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

424

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2023 — (unaudited)

	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$630,373	$—	$—	$—	$14,676,158
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	9,484	—	—	—	6,655,622
Interest (affiliated)	—	—	—	—	—

Total investment income*	639,857	—	—	—	21,331,780

EXPENSES:
Investment advisory and management fees	138,060	118,497	225,003	606,049	1,452,479
Services fees:
Class 2	—	—	—	—	—
Class 3	49,139	295,838	559,432	1,502,839	31,019
Transfer agent fees	495	412	412	412	1,487
Custodian and accounting fees	24,020	6,533	6,533	6,566	84,611
Reports to shareholders	620	2,862	5,394	14,636	11,402
Audit and tax fees	25,999	15,910	19,824	19,824	27,749
Legal fees	5,290	4,841	5,655	8,529	6,709
Trustees’ fees and expenses	596	3,865	7,164	18,836	11,027
Interest expense	3,154	—	—	—	2,363
License fee	15,504	—	—	—	123,813
Other expenses	31,975	19,508	21,181	27,311	41,446

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	294,852	468,266	850,598	2,205,002	1,794,105

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(82,804)	—	—	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	212,048	468,266	850,598	2,205,002	1,794,105

Net investment income (loss)	427,809	(468,266)	(850,598)	(2,205,002)	19,537,675

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	855,992	—	—	—	(1,818,804)
Investments (affiliated)	—	1,775,570	3,299,539	7,088,997	—
Futures contracts	5,822	—	—	—	1,678,405
Forward contracts	—	—	—	—	—
Swap contracts	55,919			—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	2,543	—	—	—	(6,537,726)

Net realized gain (loss) on investments and foreign currencies	920,276	1,775,570	3,299,539	7,088,997	(6,678,125)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	1,539,620	—	—	—	29,339,790
Investments (affiliated)	—	12,362,877	31,835,196	99,931,890	—
Futures contracts	(465,477)	—	—	—	(765,559)
Forward contracts	—	—	—	—	—
Swap contracts	(9,576)	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	2,282	—	—	—	55,578
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	1,066,849	12,362,877	31,835,196	99,931,890	28,629,809

Net realized and unrealized gain (loss) on investments and foreign currencies	1,987,125	14,138,447	35,134,735	107,020,887	21,951,684

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,414,934	$13,670,181	$34,284,137	$104,815,885	$41,489,359

* Net of foreign withholding taxes on interest and dividends of	$30,197	$—	$—	$—	$1,653,217

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

425

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2023 — (unaudited)

	SA Invesco Growth Opportunities	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income
INVESTMENT INCOME:
Dividends (unaffiliated)	$690,318	$1,971,548	$3,307,242	$4,173,315	$13,908,018
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	35,465	159,681	2,784,322	52,946	96,250
Interest (affiliated)	—	—	—	—	—

Total investment income*	725,783	2,131,229	6,091,564	4,226,261	14,004,268

EXPENSES:
Investment advisory and management fees	915,801	1,760,510	1,300,691	1,046,886	2,766,236
Services fees:
Class 2	1,781	5,366	13,460	1,690	7,087
Class 3	173,603	193,130	353,826	145,236	396,344
Transfer agent fees	1,404	1,430	1,322	1,322	1,570
Custodian and accounting fees	11,559	21,509	157,672	102,369	54,496
Reports to shareholders	3,302	6,204	8,637	4,786	9,633
Audit and tax fees	25,564	25,564	36,485	32,146	25,915
Legal fees	5,100	6,861	8,058	6,537	8,752
Trustees’ fees and expenses	3,210	4,975	6,489	2,697	18,194
Interest expense	—	766	2,094	—	—
License fee	—	—	9,046	—	—
Other expenses	32,763	36,607	59,413	32,382	36,928

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,174,087	2,062,922	1,957,193	1,376,051	3,325,155

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(207,119)	(16,771)	(117,712)	—
Fees paid indirectly (Note 5)	(5,267)	(1,255)	(2,438)	(104)	(3,278)

Net expenses	1,168,820	1,854,548	1,937,984	1,258,235	3,321,877

Net investment income (loss)	(443,037)	276,681	4,153,580	2,968,026	10,682,391

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(7,775,506)	18,418,364	(751,588)	(4,141,698)	25,635,627
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(2,411,927)	516,454	—
Forward contracts	—	—	(346,982)	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(80)	594	43,647	(51,319)	—

Net realized gain (loss) on investments and foreign currencies	(7,775,586)	18,418,958	(3,466,850)	(3,676,563)	25,635,627

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	15,539,935	63,342,364	22,020,251	8,190,013	(36,886,617)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(4,615,968)	71,328	—
Forward contracts	—	—	(106,203)	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	1,146	—	21,996	423	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	4,639	—

Net unrealized gain (loss) on investments and foreign currencies	15,541,081	63,342,364	17,320,076	8,266,403	(36,886,617)

Net realized and unrealized gain (loss) on investments and foreign currencies	7,765,495	81,761,322	13,853,226	4,589,840	(11,250,990)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,322,458	$82,038,003	$18,006,806	$7,557,866	$(568,599)

* Net of foreign withholding taxes on interest and dividends of	$4,415	$21,251	$222,732	$518,827	$23,037

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$1,384	$—

See Notes to Financial Statements

426

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2023 — (unaudited)

	SA JPMorgan Global Equities	SA JPMorgan Large Cap Core†	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,476,493	$3,569,292	$106,395	$1,480,889	$2,393,712
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	10,319	27,668	34,096,351	59,964	25,045
Interest (affiliated)	—	—	—	—	—

Total investment income*	3,486,812	3,596,960	34,202,746	1,540,853	2,418,757

EXPENSES:
Investment advisory and management fees	1,159,531	1,503,769	5,003,451	2,283,135	546,314
Services fees:
Class 2	1,908	2,243	3,938	10,867	—
Class 3	59,729	132,069	999,314	432,864	52,546
Transfer agent fees	1,156	1,487	1,486	1,817	908
Custodian and accounting fees	25,492	22,018	142,505	29,609	17,271
Reports to shareholders	3,863	6,115	21,451	13,340	5,261
Audit and tax fees	32,395	25,563	50,481	25,564	28,021
Legal fees	6,442	8,179	11,495	6,487	5,080
Trustees’ fees and expenses	4,346	5,641	25,076	8,295	4,106
Interest expense	1,468	—	10,729	—	2,982
License fee	—	—	1,501	—	36,421
Other expenses	31,126	34,536	35,658	32,786	31,529

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,327,456	1,741,620	6,307,085	2,844,764	730,439

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(108,351)	(833,909)	(23,860)	(37,544)
Fees paid indirectly (Note 5)	—	(4,392)	—	(6,978)	—

Net expenses	1,327,456	1,628,877	5,473,176	2,813,926	692,895

Net investment income (loss)	2,159,356	1,968,083	28,729,570	(1,273,073)	1,725,862

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	7,757,583	42,499,341	(9,253,615)	(4,391,124)	6,999,784
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(1,581,798)	—	(10,192)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(44,865)	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	7,712,718	42,499,341	(10,835,413)	(4,391,124)	6,989,592

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	21,885,241	12,621,265	(25,126,625)	63,484,594	57,521,869
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(4,917,431)	—	17,787
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	21,886	138	—	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	21,907,127	12,621,403	(30,044,056)	63,484,594	57,539,656

Net realized and unrealized gain (loss) on investments and foreign currencies	29,619,845	55,120,744	(40,879,469)	59,093,470	64,529,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,779,201	$57,088,827	$(12,149,899)	$57,820,397	$66,255,110

* Net of foreign withholding taxes on interest and dividends of	$255,700	$6,347	$(2,831)	$—	$856

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

427

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2023 — (unaudited)

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
INVESTMENT INCOME:
Dividends (unaffiliated)	$23,826,989	$3,809,986	$2,860,215	$6,685,002	$3,566,973
Dividends (affiliated)	41,218	11,328	—	—	—
Interest (unaffiliated)	267,398	12,161	45,375	109,417	3,904,233
Interest (affiliated)	—	—	—	—	—

Total investment income*	24,135,605	3,833,475	2,905,590	6,794,419	7,471,206

EXPENSES:
Investment advisory and management fees	5,377,198	569,906	2,106,923	3,033,204	1,586,667
Services fees:
Class 2	—	—	2,107	4,681	13,185
Class 3	109,636	61,597	211,867	384,901	423,489
Transfer agent fees	1,652	908	1,404	1,671	1,239
Custodian and accounting fees	146,351	19,970	32,773	48,035	61,392
Reports to shareholders	30,105	6,799	8,516	11,931	7,415
Audit and tax fees	28,604	28,326	25,914	25,566	30,085
Legal fees	15,430	5,038	7,472	8,481	7,482
Trustees’ fees and expenses	41,235	5,171	8,228	13,164	7,884
Interest expense	13,249	1,445	17,101	2,853	574
License fee	143,301	37,994	—	—	4,789
Other expenses	47,538	27,591	46,191	50,322	36,870

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,954,299	764,745	2,468,496	3,584,809	2,181,071

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(2,006,215)	(36,812)	—	(177,504)	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	3,948,084	727,933	2,468,496	3,407,305	2,181,071

Net investment income (loss)	20,187,521	3,105,542	437,094	3,387,114	5,290,135

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	73,037,827	240,581	25,060,733	61,466,809	13,144,713
Investments (affiliated)	27,020	397	—	—	—
Futures contracts	3,244,762	50,362	—	—	(30,979)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	5,943	(1,182)

Net realized gain (loss) on investments and foreign currencies	76,309,609	291,340	25,060,733	61,472,752	13,112,552

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	274,464,843	32,669,852	103,760,569	9,952,148	(7,167,430)
Investments (affiliated)	(216,762)	(7,845)	—	—	—
Futures contracts	(322,115)	25,587	—	—	(341,652)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	648	7,074
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	273,925,966	32,687,594	103,760,569	9,952,796	(7,502,008)

Net realized and unrealized gain (loss) on investments and foreign currencies	350,235,575	32,978,934	128,821,302	71,425,548	5,610,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$370,423,096	$36,084,476	$129,258,396	$74,812,662	$10,900,679

* Net of foreign withholding taxes on interest and dividends of	$6,434	$706	$8,164	$38,258	$74,457

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

428

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2023 — (unaudited)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,524,615	$6,167,778	$12,942,259	$—	$1,155,371
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	111,349	33,235	155,793	23,060,746	7,954,693
Interest (affiliated)	—	—	—	—	—

Total investment income*	3,635,964	6,201,013	13,098,052	23,060,746	9,110,064

EXPENSES:
Investment advisory and management fees	630,354	1,480,342	2,102,857	4,154,179	776,584
Services fees:
Class 2	—	4,753	5,821	—	4,026
Class 3	78,790	145,140	416,383	1,210,653	152,896
Transfer agent fees	1,487	1,570	1,156	412	1,570
Custodian and accounting fees	24,574	46,280	124,301	72,003	18,190
Reports to shareholders	4,275	8,113	10,096	10,732	4,329
Audit and tax fees	29,136	33,454	32,227	33,498	42,089
Legal fees	5,602	6,821	11,866	10,046	5,316
Trustees’ fees and expenses	6,789	4,974	7,661	14,287	3,976
Interest expense	2,015	—	3,020	91,857	16
License fee	42,024	—	—	15,358	—
Other expenses	30,333	29,533	38,824	22,656	27,475

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	855,379	1,760,980	2,754,212	5,635,681	1,036,467

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(88,647)	(185,355)	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	855,379	1,672,333	2,568,857	5,635,681	1,036,467

Net investment income (loss)	2,780,585	4,528,680	10,529,195	17,425,065	8,073,597

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(247,954)	4,415,104	(3,129,575)	(11,822,329)	(3,609,094)
Investments (affiliated)	—	—	—	—	—
Futures contracts	371,200	—	—	22,522,825	—
Forward contracts	—	—	—	(426,484)	—
Swap contracts	—	—		1,045,436
Written option contracts	—	—	—	121,918	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	6,805	(244,589)	7,094	—

Net realized gain (loss) on investments and foreign currencies	123,246	4,421,909	(3,374,164)	11,448,460	(3,609,094)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	12,082,060	11,189,445	26,226,945	(4,105,647)	5,298,174
Investments (affiliated)	—	—	—	—	—
Futures contracts	25,097	—	—	18,046,756	—
Forward contracts	—	—	—	(170,202)	—
Swap contracts	—	—	—	(308,718)	—
Written option contracts	—	—	—	(20,837)	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	40,286	53,599	(21,992)	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	12,107,157	11,229,731	26,280,544	13,419,360	5,298,174

Net realized and unrealized gain (loss) on investments and foreign currencies	12,230,403	15,651,640	22,906,380	24,867,820	1,689,080

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,010,988	$20,180,320	$33,435,575	$42,292,885	$9,762,677

* Net of foreign withholding taxes on interest and dividends of	$—	$756,382	$949,093	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

429

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2023 — (unaudited)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	T. Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,472,938	$3,766,922	$2,249,944	$5,573,527	$13,450,178
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	106,476	4,078,935	80,683	1,730,953	8,514,046
Interest (affiliated)	—	—	—	—	—

Total investment income*	8,579,414	7,845,857	2,330,627	7,304,480	21,964,224

EXPENSES:
Investment advisory and management fees	1,576,108	1,948,491	492,820	2,208,466	5,445,700
Services fees:
Class 2	3,467	—	—	—	—
Class 3	119,890	579,128	66,917	794,566	1,781,876
Transfer agent fees	1,652	331	1,487	412	412
Custodian and accounting fees	42,574	101,240	49,373	100,764	179,844
Reports to shareholders	5,771	5,223	2,366	7,636	15,811
Audit and tax fees	33,167	21,774	29,138	20,419	22,476
Legal fees	6,355	7,300	5,091	9,277	12,730
Trustees’ fees and expenses	5,543	6,925	4,669	10,277	21,694
Interest expense	1,123	15,598	1,522	835	240
License fee	7,546	9,046	31,258	—	12,335
Other expenses	31,103	48,556	48,763	48,739	70,581

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,834,299	2,743,612	733,404	3,201,391	7,563,699

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(84,560)	(62,946)	(31,341)	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,749,739	2,680,666	702,063	3,201,391	7,563,699

Net investment income (loss)	6,829,675	5,165,191	1,628,564	4,103,089	14,400,525

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	9,120,334	7,708,582	3,007,296	2,724,543	3,342,500
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	3,882,999	(176,447)	(70,007)	2,043,962
Forward contracts	(847,851)	(1,865,850)	—	—	—
Swap contracts	—	—	—	10,075	—
Written option contracts	—	—	—	(13,334)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(75,377)	(13,480)	—	(19,282)	(30,480)

Net realized gain (loss) on investments and foreign currencies	8,197,106	9,712,251	2,830,849	2,631,995	5,355,982

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	9,252,562	5,114,305	6,211,342	44,714,704	66,420,575
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	3,185,255	454,100	(176,106)	12,883,899
Forward contracts	565,811	(6,315)	—	—	13,578
Swap contracts	—	—	—	5,591	—
Written option contracts	—	—	—	171	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	16,325	6,757	—	13,209	34,755
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(3,667)

Net unrealized gain (loss) on investments and foreign currencies	9,834,698	8,300,002	6,665,442	44,557,569	79,349,140

Net realized and unrealized gain (loss) on investments and foreign currencies	18,031,804	18,012,253	9,496,291	47,189,564	84,705,122

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,861,479	$23,177,444	$11,124,855	$51,292,653	$99,105,647

* Net of foreign withholding taxes on interest and dividends of	$476,312	$179,330	$2,917	$306,522	$727,755

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$1,926

See Notes to Financial Statements

430

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2023 — (unaudited)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,487,722	$2,944,322	$1,899,800
Dividends (affiliated)	—	—	—
Interest (unaffiliated)	13,955,514	9,200,771	148,054
Interest (affiliated)	—	—	—

Total investment income*	18,443,236	12,145,093	2,047,854

EXPENSES:
Investment advisory and management fees	8,993,485	5,994,062	480,849
Services fees:
Class 2	—	—	—
Class 3	10,590,435	6,840,880	600,705
Transfer agent fees	579	578	428
Custodian and accounting fees	61,735	44,058	29,685
Reports to shareholders	84,899	51,988	5,551
Audit and tax fees	22,033	22,034	17,854
Legal fees	43,239	29,017	6,084
Trustees’ fees and expenses	125,258	82,307	7,536
Interest expense	1,406,493	913,136	8,163
License fee	4,789	4,789	—
Other expenses	153,666	61,440	20,071

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	21,486,611	14,044,289	1,176,926

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(119,435)	(61,075)	—
Fees paid indirectly (Note 5)	—	—	—

Net expenses	21,367,176	13,983,214	1,176,926

Net investment income (loss)	(2,923,940)	(1,838,121)	870,928

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(173,341,346)	(107,300,453)	(1,904,866)
Investments (affiliated)	(14,431,485)	(18,870,387)	3,742,750
Futures contracts	42,865,037	(1,733,281)	1,802,945
Forward contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—

Net realized gain (loss) on investments and foreign currencies	(144,907,794)	(127,904,121)	3,640,829

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	21,452,263	9,722,351	(279,522)
Investments (affiliated)	493,177,246	337,877,329	23,240,172
Futures contracts	56,697,524	17,396,273	5,090,031
Forward contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	8,628	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	571,327,033	365,004,581	28,050,681

Net realized and unrealized gain (loss) on investments and foreign currencies	426,419,239	237,100,460	31,691,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$423,495,299	$235,262,339	$32,562,438

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—

See Notes to Financial Statements

431

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock Multi-Factor 70/30
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,092,247)	$(2,894,681)	$1,782,764	$3,599,727	$874,335	$1,294,530
Net realized gain (loss) on investments and foreign currencies	86,347,583	119,109,340	17,770,395	43,513,097	90,568	(4,892,226)
Net unrealized gain (loss) on investments and foreign currencies	172,210,780	(411,991,477)	(15,965,955)	(68,008,039)	2,540,679	(425,142)

Net increase (decrease) in net assets resulting from operations	257,466,116	(295,776,818)	3,587,204	(20,895,215)	3,505,582	(4,022,838)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(165,453,929)	—	(32,235,000)	—	(4,350)
Distributable earnings — Class 2	—	(11,906,879)	—	(2,363,139)	—	—
Distributable earnings — Class 3	—	(89,913,868)	—	(103,762,111)	—	(2,140,078)

Total distributions to shareholders	—	(267,274,676)	—	(138,360,250)	—	(2,144,428)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(160,462,355)	221,692,646	(21,692,153)	92,221,812	4,285,045	28,927,122

TOTAL INCREASE (DECREASE) IN NET ASSETS	97,003,761	(341,358,848)	(18,104,949)	(67,033,653)	7,790,627	22,759,856

NET ASSETS:
Beginning of period	1,618,018,583	1,959,377,431	543,190,432	610,224,085	83,264,359	60,504,503

End of period	$1,715,022,344	$1,618,018,583	$525,085,483	$543,190,432	$91,054,986	$83,264,359

See Notes to Financial Statements

432

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA BlackRock VCP Global Multi Asset		SA DFA Ultra Short Bond		SA Emerging Markets Equity Index
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,123,533	$6,162,858	$4,600,131	$3,640,590	$1,286,831	$2,104,344
Net realized gain (loss) on investments and foreign currencies	(12,357,057)	(54,973,364)	(1,101,009)	(2,994,021)	(483,436)	(3,395,243)
Net unrealized gain (loss) on investments and foreign currencies	36,542,996	(35,851,394)	3,872,211	(4,060,337)	1,385,438	(12,833,412)

Net increase (decrease) in net assets resulting from operations	29,309,472	(84,661,900)	7,371,333	(3,413,768)	2,188,833	(14,124,311)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(50)	—	—	—	(1,462,948)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(48,987)	—	—	—	(276,676)

Total distributions to shareholders	—	(49,037)	—	—	—	(1,739,624)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(31,101,528)	(38,973,559)	(20,468,605)	22,884,715	(1,372,945)	3,084,962

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,792,056)	(123,684,496)	(13,097,272)	19,470,947	815,888	(12,778,973)

NET ASSETS:
Beginning of period	708,768,416	832,452,912	388,245,013	368,774,066	97,335,933	110,114,906

End of period	$706,976,360	$708,768,416	$375,147,741	$388,245,013	$98,151,821	$97,335,933

See Notes to Financial Statements

433

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Federated Hermes Corporate Bond		SA Fidelity Institutional AM® International Growth		SA Fidelity Institutional AM® Real Estate
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,206,028	$46,386,006	$831,300	$806,319	$3,476,117	$4,862,947
Net realized gain (loss) on investments and foreign currencies	(2,338,952)	(32,231,161)	4,960,268	(6,902,856)	(1,627,776)	15,250,943
Net unrealized gain (loss) on investments and foreign currencies	(25,054,612)	(145,522,733)	15,147,487	(26,687,484)	(7,571,619)	(55,386,082)

Net increase (decrease) in net assets resulting from operations	(4,187,536)	(131,367,888)	20,939,055	(32,784,021)	(5,723,278)	(35,272,192)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(17,786,186)	—	(24,580,538)	—	(11,624,150)
Distributable earnings — Class 2	—	(483,210)	—	—	—	(306,535)
Distributable earnings — Class 3	—	(35,737,563)	—	(1,116,131)	—	(14,542,026)

Total distributions to shareholders	—	(54,006,959)	—	(25,696,669)	—	(26,472,711)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	19,510,322	(52,682,044)	(26,848,859)	(12,238,774)	(19,935,676)	48,664,086

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,322,786	(238,056,891)	(5,909,804)	(70,719,464)	(25,658,954)	(13,080,817)

NET ASSETS:
Beginning of period	1,335,618,118	1,573,675,009	259,367,402	330,086,866	289,205,766	302,286,583

End of period	$1,350,940,904	$1,335,618,118	$253,457,598	$259,367,402	$263,546,812	$289,205,766

See Notes to Financial Statements

434

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Fixed Income Index		SA Fixed Income Intermediate Index		SA Franklin BW U.S. Large Cap Value
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,233,740	$11,928,270	$5,992,468	$8,647,091	$13,039,405	$27,302,716
Net realized gain (loss) on investments and foreign currencies	(618,874)	(1,131,946)	(572,147)	(1,507,873)	(5,604,193)	117,344,189
Net unrealized gain (loss) on investments and foreign currencies	(11,608,593)	(56,176,113)	(5,717,131)	(29,549,517)	(10,651,125)	(102,812,161)

Net increase (decrease) in net assets resulting from operations	(4,993,727)	(45,379,789)	(296,810)	(22,410,299)	(3,215,913)	41,834,744

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(10,281,208)	—	(6,646,054)	—	(160,589,818)
Distributable earnings — Class 2	—	—	—	—	—	(7,378,708)
Distributable earnings — Class 3	—	(1,539,205)	—	(461,635)	—	(82,947,133)

Total distributions to shareholders	—	(11,820,413)	—	(7,107,689)	—	(250,915,659)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	3,619,142	38,072,773	9,187,017	26,714,460	(92,002,666)	16,987,434

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,374,585)	(19,127,429)	8,890,207	(2,803,528)	(95,218,579)	(192,093,481)

NET ASSETS:
Beginning of period	541,355,816	560,483,245	516,704,698	519,508,226	1,358,506,810	1,550,600,291

End of period	$539,981,231	$541,355,816	$525,594,905	$516,704,698	$1,263,288,231	$1,358,506,810

See Notes to Financial Statements

435

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin Small Company Value		SA Franklin Systematic U.S. Large Cap Core		SA Franklin Systematic U.S. Large Cap Value
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,051,851	$1,019,400	$747,816	$2,029,324	$2,744,831	$5,666,488
Net realized gain (loss) on investments and foreign currencies	3,416,052	21,097,733	1,515,010	12,250,777	1,452,775	(13,788,239)
Net unrealized gain (loss) on investments and foreign currencies	(2,823,331)	(21,988,048)	10,609,934	(19,566,477)	4,888,603	6,744,069

Net increase (decrease) in net assets resulting from operations	1,644,572	129,085	12,872,760	(5,286,376)	9,086,209	(1,377,682)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(26,364,193)	—	(17,123,727)	—	(40,533,667)
Distributable earnings — Class 2	—	—	—	—	—	(1,273,144)
Distributable earnings — Class 3	—	(41,296,092)	—	(970,759)	—	(54,539,855)

Total distributions to shareholders	—	(67,660,285)	—	(18,094,486)	—	(96,346,666)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(13,348,301)	30,049,653	(10,072,545)	(340,703)	(11,592,876)	42,111,742

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,703,729)	(37,481,547)	2,800,215	(23,721,565)	(2,506,667)	(55,612,606)

NET ASSETS:
Beginning of period	318,262,112	355,743,659	138,144,215	161,865,780	379,173,071	434,785,677

End of period	$306,558,383	$318,262,112	$140,944,430	$138,144,215	$376,666,404	$379,173,071

See Notes to Financial Statements

436

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin Tactical Opportunities		SA Global Index Allocation 60/40		SA Global Index Allocation 75/25
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$670,256	$897,260	$(183,774)	$1,103,241	$(183,543)	$1,072,145
Net realized gain (loss) on investments and foreign currencies	(197,385)	200,216	392,767	2,694,097	402,412	3,468,203
Net unrealized gain (loss) on investments and foreign currencies	4,409,399	(6,048,521)	3,687,312	(9,191,853)	4,752,663	(9,565,067)

Net increase (decrease) in net assets resulting from operations	4,882,270	(4,951,045)	3,896,305	(5,394,515)	4,971,532	(5,024,719)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(11,413)	—	(1,097)	—	(1,660)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(4,411,384)	—	(815,196)	—	(1,083,612)

Total distributions to shareholders	—	(4,422,797)	—	(816,293)	—	(1,085,272)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	2,850,543	12,271,650	1,512,726	4,345,187	4,260,182	5,654,569

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,732,813	2,897,808	5,409,031	(1,865,621)	9,231,714	(455,422)

NET ASSETS:
Beginning of period	82,044,947	79,147,139	84,644,681	86,510,302	84,490,744	84,946,166

End of period	$89,777,760	$82,044,947	$90,053,712	$84,644,681	$93,722,458	$84,490,744

See Notes to Financial Statements

437

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Global Index Allocation 90/10		SA Goldman Sachs Global Bond		SA Goldman Sachs Multi-Asset Insights
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(601,582)	$4,239,467	$2,817,832	$3,348,819	$427,809	$419,835
Net realized gain (loss) on investments and foreign currencies	2,094,049	13,106,624	(4,683,812)	(42,736,594)	920,276	(3,503,716)
Net unrealized gain (loss) on investments and foreign currencies	20,440,867	(35,024,169)	(6,079,034)	(18,224,719)	1,066,849	258,789

Net increase (decrease) in net assets resulting from operations	21,933,334	(17,678,078)	(7,945,014)	(57,612,494)	2,414,934	(2,825,092)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(120,926)	—	—	—	(6,925)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(9,143,827)	—	—	—	(1,982,291)

Total distributions to shareholders	—	(9,264,753)	—	—	—	(1,989,216)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	2,470,784	30,110,530	(1,877,317)	(23,421,295)	690,668	5,481,458

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,404,118	3,167,699	(9,822,331)	(81,033,789)	3,105,602	667,150

NET ASSETS:
Beginning of period	316,587,302	313,419,603	316,432,724	397,466,513	39,155,516	38,488,366

End of period	$340,991,420	$316,587,302	$306,610,393	$316,432,724	$42,261,118	$39,155,516

See Notes to Financial Statements

438

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Index Allocation 60/40		SA Index Allocation 80/20		SA Index Allocation 90/10
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(468,266)	$2,605,180	$(850,598)	$4,833,293	$(2,205,002)	$13,251,293
Net realized gain (loss) on investments and foreign currencies	1,775,570	10,913,141	3,299,539	24,449,760	7,088,997	66,347,773
Net unrealized gain (loss) on investments and foreign currencies	12,362,877	(29,284,181)	31,835,196	(58,308,470)	99,931,890	(156,938,568)

Net increase (decrease) in net assets resulting from operations	13,670,181	(15,765,860)	34,284,137	(29,025,417)	104,815,885	(77,339,502)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(16,262)	—	(96,648)	—	(359,776)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(11,191,981)	—	(20,102,842)	—	(49,098,452)

Total distributions to shareholders	—	(11,208,243)	—	(20,199,490)	—	(49,458,228)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	2,796,835	24,096,667	(6,208,653)	41,725,127	1,853,654	107,755,965

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,467,016	(2,877,436)	28,075,484	(7,499,780)	106,669,539	(19,041,765)

NET ASSETS:
Beginning of period	237,302,210	240,179,646	452,661,457	460,161,237	1,207,218,259	1,226,260,024

End of period	$253,769,226	$237,302,210	$480,736,941	$452,661,457	$1,313,887,798	$1,207,218,259

See Notes to Financial Statements

439

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA International Index		SA Invesco Growth Opportunities		SA Janus Focused Growth
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,537,675	$18,051,503	$(443,037)	$(918,278)	$276,681	$(27,803)
Net realized gain (loss) on investments and foreign currencies	(6,678,125)	(8,763,147)	(7,775,586)	(30,714,944)	18,418,958	(17,959,489)
Net unrealized gain (loss) on investments and foreign currencies	28,629,809	(37,469,634)	15,541,081	(19,602,806)	63,342,364	(92,608,195)

Net increase (decrease) in net assets resulting from operations	41,489,359	(28,181,278)	7,322,458	(51,236,028)	82,038,003	(110,595,487)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(18,998,030)	—	(27,527,814)	—	(56,177,771)
Distributable earnings — Class 2	—	—	—	(650,972)	—	(1,650,171)
Distributable earnings — Class 3	—	(598,068)	—	(38,841,932)	—	(35,155,542)

Total distributions to shareholders	—	(19,596,098)	—	(67,020,718)	—	(92,983,484)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(27,401,184)	26,539,566	(15,494,840)	71,963,437	(52,641,104)	83,074,511

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,088,175	(21,237,810)	(8,172,382)	(46,293,309)	29,396,899	(120,504,460)

NET ASSETS:
Beginning of period	738,471,420	759,709,230	258,803,735	305,097,044	411,211,724	531,716,184

End of period	$752,559,595	$738,471,420	$250,631,353	$258,803,735	$440,608,623	$411,211,724

See Notes to Financial Statements

440

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Diversified Balanced		SA JPMorgan Emerging Markets		SA JPMorgan Equity-Income
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,153,580	$6,739,282	$2,968,026	$6,265,907	$10,682,391	$23,140,805
Net realized gain (loss) on investments and foreign currencies	(3,466,850)	(22,551,882)	(3,676,563)	(23,689,585)	25,635,627	90,113,485
Net unrealized gain (loss) on investments and foreign currencies	17,320,076	(27,971,294)	8,266,403	(27,803,052)	(36,886,617)	(104,600,257)

Net increase (decrease) in net assets resulting from operations	18,006,806	(43,783,894)	7,557,866	(45,226,730)	(568,599)	8,654,033

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(19,690,973)	—	(2,805,573)	—	(105,194,082)
Distributable earnings — Class 2	—	(2,709,927)	—	(84,142)	—	(1,357,266)
Distributable earnings — Class 3	—	(41,487,135)	—	(4,291,952)	—	(41,776,834)

Total distributions to shareholders	—	(63,888,035)	—	(7,181,667)	—	(148,328,182)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(16,924,750)	38,883,916	(8,424,821)	8,156,393	(85,211,850)	(14,563,428)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,082,056	(68,788,013)	(866,955)	(44,252,004)	(85,780,449)	(154,237,577)

NET ASSETS:
Beginning of period	438,906,659	507,694,672	197,133,229	241,385,233	1,110,861,596	1,265,099,173

End of period	$439,988,715	$438,906,659	$196,266,274	$197,133,229	$1,025,081,147	$1,110,861,596

See Notes to Financial Statements

441

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Global Equities		SA JPMorgan Large Cap Core†		SA JPMorgan MFS Core Bond
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,159,356	$4,714,364	$1,968,083	$2,603,379	$28,729,570	$45,347,145
Net realized gain (loss) on investments and foreign currencies	7,712,718	10,344,086	42,499,341	12,009,760	(10,835,413)	(64,115,233)
Net unrealized gain (loss) on investments and foreign currencies	21,907,127	(38,756,567)	12,621,403	(69,487,785)	(30,044,056)	(151,269,781)

Net increase (decrease) in net assets resulting from operations	31,779,201	(23,698,117)	57,088,827	(54,874,646)	(12,149,899)	(170,037,869)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(49,378,672)	—	(74,158,751)	—	(22,596,569)
Distributable earnings — Class 2	—	(496,829)	—	(742,298)	—	(123,503)
Distributable earnings — Class 3	—	(9,093,977)	—	(25,618,483)	—	(17,750,909)

Total distributions to shareholders	—	(58,969,478)	—	(100,519,532)	—	(40,470,981)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(23,336,974)	14,747,601	(41,565,646)	48,584,503	(14,723,105)	(142,009,677)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,442,227	(67,919,994)	15,523,181	(106,809,675)	(26,873,004)	(352,518,527)

NET ASSETS:
Beginning of period	309,392,910	377,312,904	409,024,218	515,833,893	1,714,371,766	2,066,890,293

End of period	$317,835,137	$309,392,910	$424,547,399	$409,024,218	$1,687,498,762	$1,714,371,766

†	See Note 1

See Notes to Financial Statements

442

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Mid-Cap Growth		SA Large Cap Growth Index		SA Large Cap Index
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,273,073)	$(2,826,341)	$1,725,862	$1,816,854	$20,187,521	$39,197,171
Net realized gain (loss) on investments and foreign currencies	(4,391,124)	(26,911,551)	6,989,592	9,468,140	76,309,609	112,977,892
Net unrealized gain (loss) on investments and foreign currencies	63,484,594	(38,944,271)	57,539,656	(77,186,120)	273,925,966	(435,782,144)

Net increase (decrease) in net assets resulting from operations	57,820,397	(68,682,163)	66,255,110	(65,901,126)	370,423,096	(283,607,081)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(60,933,304)	—	(37,498,322)	—	(197,154,273)
Distributable earnings — Class 2	—	(3,917,573)	—	—	—	—
Distributable earnings — Class 3	—	(92,085,943)	—	(5,399,255)	—	(5,412,828)

Total distributions to shareholders	—	(156,936,820)	—	(42,897,577)	—	(202,567,101)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(22,835,734)	147,931,560	95,614,645	56,677,918	(136,996,249)	(49,538,324)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,984,663	(77,687,423)	161,869,755	(52,120,785)	233,426,847	(535,712,506)

NET ASSETS:
Beginning of period	609,918,654	687,606,077	279,686,141	331,806,926	2,854,219,673	3,389,932,179

End of period	$644,903,317	$609,918,654	$441,555,896	$279,686,141	$3,087,646,520	$2,854,219,673

See Notes to Financial Statements

443

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Large Cap Value Index		SA MFS Blue Chip Growth		SA MFS Massachusetts Investors Trust
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,105,542	$5,965,147	$437,094	$2,766,122	$3,387,114	$6,902,504
Net realized gain (loss) on investments and foreign currencies	291,340	31,446,853	25,060,733	9,652,108	61,472,752	72,505,382
Net unrealized gain (loss) on investments and foreign currencies	32,687,594	(29,678,369)	103,760,569	(146,080,739)	9,952,796	(160,246,981)

Net increase (decrease) in net assets resulting from operations	36,084,476	7,733,631	129,258,396	(133,662,509)	74,812,662	(80,839,095)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(26,787,371)	—	(94,840,698)	—	(132,274,499)
Distributable earnings — Class 2	—	—	—	(575,358)	—	(1,469,080)
Distributable earnings — Class 3	—	(4,155,115)	—	(33,689,437)	—	(70,130,413)

Total distributions to shareholders	—	(30,942,486)	—	(129,105,493)	—	(203,873,992)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	60,110,771	3,565,631	(82,161,194)	144,860,360	(74,145,766)	107,141,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	96,195,247	(19,643,224)	47,097,202	(117,907,642)	666,896	(177,571,247)

NET ASSETS:
Beginning of period	331,307,730	350,950,954	624,744,434	742,652,076	919,806,065	1,097,377,312

End of period	$427,502,977	$331,307,730	$671,841,636	$624,744,434	$920,472,961	$919,806,065

See Notes to Financial Statements

444

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Total Return		SA Mid Cap Index		SA Morgan Stanley International Equities
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,290,135	$8,330,511	$2,780,585	$4,669,591	$4,528,680	$5,563,986
Net realized gain (loss) on investments and foreign currencies	13,112,552	15,734,409	123,246	9,146,269	4,421,909	(5,890,536)
Net unrealized gain (loss) on investments and foreign currencies	(7,502,008)	(47,850,050)	12,107,157	(6,464,038)	11,229,731	(20,037,851)

Net increase (decrease) in net assets resulting from operations	10,900,679	(23,785,130)	15,010,988	7,351,822	20,180,320	(20,364,401)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(14,689,886)	—	(28,096,450)	—	(30,155,239)
Distributable earnings — Class 2	—	(2,005,562)	—	—	—	(845,159)
Distributable earnings — Class 3	—	(36,744,932)	—	(4,289,611)	—	(15,991,138)

Total distributions to shareholders	—	(53,440,380)	—	(32,386,061)	—	(46,991,536)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(10,342,163)	17,049,836	(6,995,417)	24,619,393	(26,493,240)	(4,917,017)

TOTAL INCREASE (DECREASE) IN NET ASSETS	558,516	(60,175,674)	8,015,571	(414,846)	(6,312,920)	(72,272,954)

NET ASSETS:
Beginning of period	503,090,365	563,266,039	442,401,246	442,816,092	364,019,896	436,292,850

End of period	$503,648,881	$503,090,365	$450,416,817	$442,401,246	$357,706,976	$364,019,896

See Notes to Financial Statements

445

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA PIMCO RAE International Value		SA PIMCO VCP Tactical Balanced		SA PineBridge High-Yield Bond
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,529,195	$20,707,933	$17,425,065	$11,312,437	$8,073,597	$15,341,897
Net realized gain (loss) on investments and foreign currencies	(3,374,164)	(13,671,156)	11,448,460	(136,979,765)	(3,609,094)	(9,940,783)
Net unrealized gain (loss) on investments and foreign currencies	26,280,544	(24,501,349)	13,419,360	8,409,088	5,298,174	(18,194,108)

Net increase (decrease) in net assets resulting from operations	33,435,575	(17,464,572)	42,292,885	(117,258,240)	9,762,677	(12,792,994)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(15,824,475)	—	(452)	—	(7,335,844)
Distributable earnings — Class 2	—	(734,309)	—	—	—	(327,097)
Distributable earnings — Class 3	—	(32,458,235)	—	(2,535,412)	—	(7,034,826)

Total distributions to shareholders	—	(49,017,019)	—	(2,535,864)	—	(14,697,767)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(44,102,608)	(87,662,943)	(59,578,414)	(103,360,755)	(17,622,202)	(10,037,759)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,667,033)	(154,144,534)	(17,285,529)	(223,154,859)	(7,859,525)	(37,528,520)

NET ASSETS:
Beginning of period	534,476,030	688,620,564	1,009,873,459	1,233,028,318	255,078,004	292,606,524

End of period	$523,808,997	$534,476,030	$992,587,930	$1,009,873,459	$247,218,479	$255,078,004

See Notes to Financial Statements

446

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Putnam International Growth and Income		SA Schroders VCP Global Allocation		SA Small Cap Index
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,829,675	$9,526,021	$5,165,191	$7,401,668	$1,628,564	$2,564,741
Net realized gain (loss) on investments and foreign currencies	8,197,106	(2,502,265)	9,712,251	(36,437,100)	2,830,849	(923,390)
Net unrealized gain (loss) on investments and foreign currencies	9,834,698	(10,206,730)	8,300,002	(29,457,199)	6,665,442	(12,925,084)

Net increase (decrease) in net assets resulting from operations	24,861,479	(3,182,974)	23,177,444	(58,492,631)	11,124,855	(11,283,733)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(15,504,960)	—	(35,349)	—	(25,559,137)
Distributable earnings — Class 2	—	(301,013)	—	—	—	—
Distributable earnings — Class 3	—	(6,226,352)	—	(71,037,602)	—	(5,035,965)

Total distributions to shareholders	—	(22,032,325)	—	(71,072,951)	—	(30,595,102)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(27,454,083)	23,113,727	(28,494,886)	28,033,743	(8,607,403)	46,305,126

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,592,604)	(2,101,572)	(5,317,442)	(101,531,839)	2,517,452	4,426,291

NET ASSETS:
Beginning of period	348,762,820	350,864,392	480,755,713	582,287,552	305,587,668	301,161,377

End of period	$346,170,216	$348,762,820	$475,438,271	$480,755,713	$308,105,120	$305,587,668

See Notes to Financial Statements

447

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA T. Rowe Price Asset Allocation Growth		SA T. Rowe Price VCP Balanced		SA VCP Dynamic Allocation
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,103,089	$5,317,891	$14,400,525	$20,865,938	$(2,923,940)	$92,918,987
Net realized gain (loss) on investments and foreign currencies	2,631,995	2,675,758	5,355,982	(38,033,360)	(144,907,794)	655,121,176
Net unrealized gain (loss) on investments and foreign currencies	44,557,569	(64,046,412)	79,349,140	(176,434,789)	571,327,033	(1,771,469,649)

Net increase (decrease) in net assets resulting from operations	51,292,653	(56,052,763)	99,105,647	(193,602,211)	423,495,299	(1,023,429,486)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(29,562)	—	(34,529)	—	(49,551)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(45,607,085)	—	(203,657,868)	—	(996,397,508)

Total distributions to shareholders	—	(45,636,647)	—	(203,692,397)	—	(996,447,059)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(6,780,012)	108,314,559	(82,211,975)	143,086,240	(597,446,944)	(135,466,701)

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,512,641	6,625,149	16,893,672	(254,208,368)	(173,951,645)	(2,155,343,246)

NET ASSETS:
Beginning of period	635,729,547	629,104,398	1,459,070,048	1,713,278,416	8,834,792,125	10,990,135,371

End of period	$680,242,188	$635,729,547	$1,475,963,720	$1,459,070,048	$8,660,840,480	$8,834,792,125

See Notes to Financial Statements

448

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023	For the six months ended July 31, 2023 (unaudited)	For the year ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,838,121)	$59,293,890	$870,928	$5,135,067
Net realized gain (loss) on investments and foreign currencies	(127,904,121)	637,888,332	3,640,829	(2,997,971)
Net unrealized gain (loss) on investments and foreign currencies	365,004,581	(1,232,175,244)	28,050,681	(47,751,038)

Net increase (decrease) in net assets resulting from operations	235,262,339	(534,993,022)	32,562,438	(45,613,942)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(58,217)	—	(1,380)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	—	(478,867,896)	—	(1,810,069)

Total distributions to shareholders	—	(478,926,113)	—	(1,811,449)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(351,102,014)	(388,285,729)	(9,879,733)	10,641,161

TOTAL INCREASE (DECREASE) IN NET ASSETS	(115,839,675)	(1,402,204,864)	22,682,705	(36,784,230)

NET ASSETS:
Beginning of period	5,714,448,373	7,116,653,237	487,274,816	524,059,046

End of period	$5,598,608,698	$5,714,448,373	$509,957,521	$487,274,816

See Notes to Financial Statements

449

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2023 - (unaudited)

Note 1. Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, fifty-three of which are included in this report. The Eight Portfolios of the Trust not included in this report are the SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio (collectively, the “Feeder Funds”). They also include SA Wellington Government & Quality Bond Portfolio, SA Wellington Strategic Multi-Asset Portfolio, and SA Wellington Capital Appreciation Portfolio. SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect, wholly owned subsidiaries of Corebridge Financial, Inc. (“Corebridge”), which is an indirect, majority-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”). SAAMCo serves as investment adviser for all Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”) and variable contracts issued by Nassau Life Insurance Company (“Nassau”), an unaffiliated life insurance company. Each of the life insurance listed collectively referred to as the “Life Companies”.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective July 5, 2023, the name of the SA Invesco Main Street Large Cap Portfolio was changed to SA JPMorgan Large Cap Core Portfolio.

The investment goals for each of the Portfolios included in this report are as follows:

The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The SA BlackRock Multi-Factor 70/30 Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% of its net assets in equity securities and 30% of its net assets in fixed income securities.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA DFA Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in bonds.

The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.

The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.

450

The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.

The SA Franklin BW U.S. Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.

The SA Franklin Systematic U.S. Large Cap Core Portfolio seeks higher risk-adjusted performance than the Russell 1000 Index over the long-term. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.

The SA Franklin Systematic U.S. Large Cap Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.

The SA Franklin Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies.

The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Goldman Sachs Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.

The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

451

The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.

The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.

The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.

The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.

The SA JPMorgan Large Cap Core Portfolio seeks long-term capital appreciation. Its strategy is to invest in equity securities that are identifies as attractively valued and consider selling them when they appear to be overvalued.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.

The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.

The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.

The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.

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The SA PIMCO RAE International Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries.

The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives. Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps and approximately 40% of its net assets to fixed income component.

The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.

The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.

The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).

Each Portfolio is diversified with the exception of SA Fidelity Institutional AM® Real Estate Portfolio, SA Goldman Sachs Global Bond Portfolio, SA Janus Focused Growth Portfolio and SA MFS Blue Chip Growth Portfolio, which are non-diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The SA Large Cap Growth Index Portfolio is diversified but may become non-diversified, solely as a result of a change in the relative market capitalization or index weighting of one or more of its index constituents.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

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Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of July 31, 2023, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to

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other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a independent loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has establishment a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.

Derivative Instruments

Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement

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amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

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Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or

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more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of July 31, 2023, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended July 31, 2023. For a detailed presentation of derivatives held as of July 31, 2023, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Interest Rate Contracts
	Asset Derivatives				Liability Derivatives
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$—	$100,873	$—	$—	$—
SA Federated Hermes Corporate Bond	9,375	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	1,188	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	47,323	2,105,925	4,243	—	23,457	2,146,512	333,961	—
SA Goldman Sachs Multi-Asset Insights	7,188	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	94,196	—	—	—	750	—	—	—
SA JPMorgan MFS Core Bond	160,031	—	—	—	1,500	—	—	—
SA MFS Total Return	13,656	—	—	—	5,063	—	—	—
SA PIMCO VCP Tactical Balanced	95,234	3,174,754	—	—	183,999	211,730	8,216	—
SA Schroders VCP Global Allocation	17,156	—	—	—	45,260	—	—	—
SA T. Rowe Price Asset Allocation Growth	4,344	—	—	—	94	—	4,765	—
SA T. Rowe Price VCP Balanced	7,437	—	—	—	21,906	—	—	—

	Equity Contracts
	Asset Derivatives				Liability Derivatives
SA BlackRock VCP Global Multi Asset	92,400	1,143,014	1,842,640	—	—	—	—	—
SA Emerging Markets Equity Index	540	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	—	—	—	—	6,400	—	—	—
SA Goldman Sachs Multi-Asset Insights	35	—	—	—	—	—	—	—
SA International Index	—	—	—	—	24,970	—	—	—
SA JPMorgan Diversified Balanced	11,870	—	—	—	222,976	—	—	—
SA JPMorgan Emerging Markets	35,098	—	—	—	—	—	—	—
SA Large Cap Growth Index	800	—	—	—	—	—	—	—
SA Large Cap Index	82,800	—	—	—	—	—	—	—
SA Large Cap Value Index	1,200	—	—	—	—	—	—	—
SA Mid Cap Index	54,990	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	1,488,740	—	3,904,050	—	—	—	—	—
SA Schroders VCP Global Allocation	446,141	—	240,955	—	6,786	—	—	—
SA Small Cap Index	177,410	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	352,800	—	2,512,800	—	51,370	—	—	—
SA VCP Dynamic Allocation	2,720,000	—	52,371,102	—	—	—	—	—
SA VCP Dynamic Strategy	960,000	—	33,286,055	—	—	—	—	—
SA VCP Index Allocation	265,900	—	819,360	—	16,170	—	—	—

	Credit Contracts
	Asset Derivatives				Liability Derivatives
SA Goldman Sachs Global Bond	—	46,299	—	—	—	100,905	—	—
SA Goldman Sachs Multi-Asset Insights	—	54,012	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	11,237	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	31,303	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	—	—

	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
SA BlackRock VCP Global Multi Asset	—	—	—	478,232	—	—	—	31,212
SA Goldman Sachs Global Bond	—	—	153,248	1,373,474	—	—	223,797	1,030,715
SA JPMorgan Diversified Balanced	—	—	—	21,478	—	—	—	59,715
SA PIMCO VCP Tactical Balanced	—	—	—	21,706	—	—	—	355,510
SA Putnam International Growth and Income	—	—	—	1,323,314	—	—	—	1,095,986
SA Schroders VCP Global Allocation	—	—	—	257,395	—	—	—	562,539
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	—	—

459

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s

Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
SA BlackRock VCP Global Multi Asset	$4,756,314	SA Large Cap Value Index	$33,902
SA Emerging Markets Equity Index	199,659	SA MFS Total Return	(178,141)
SA Federated Hermes Corporate Bond	(98,138)	SA Mid Cap Index	760,622
SA Franklin Tactical Opportunities	(265,347)	SA PIMCO VCP Tactical Balanced	35,743,293
SA Goldman Sachs Global Bond	(178,684)	SA Schroders VCP Global Index Allocation	4,861,483
SA Goldman Sachs Multi-Asset Insights	(277,183)	SA Small Cap Index	963,143
SA International Index	466,539	SA T. Rowe Price Asset Allocation Growth	(116,246)
SA JPMorgan Diversified Balanced	(2,702,265)	SA T. Rowe Price VCP Balanced	13,001,428
SA JPMorgan Emerging Markets	(22,720)	SA VCP Dynamic Allocation	64,672,527
SA JPMorgan MFS Core Bond	(1,981,204)	SA VCP Dynamic Strategy	13,857,971
SA Large Cap Growth Index	22,601	SA VCP Index Allocation	6,270,972
SA Large Cap Index	277,467

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$954,832	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	(816,398)	—	—	—	—
SA Franklin Tactical Opportunities	10,323	—	—	(5,743)	—
SA Goldman Sachs Global Bond	(533,560)	(933,010)	717,268	(282,073)	—
SA Goldman Sachs Multi-Asset Insights	(28,350)	—	—	—	—
SA JPMorgan Diversified Balanced	(505,385)	—	—	—	—
SA JPMorgan MFS Core Bond	(1,581,798)	—	—	—	—
SA MFS Total Return	(30,979)	—	—	—	—
SA PIMCO VCP Tactical Balanced	433,007	1,047,948	121,918	—	—
SA Schroders VCP Global Allocation	181,646	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(70,007)	—	(13,334)	(384)	—
SA T. Rowe Price VCP Balanced	977,037	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—
SA VCP Index Allocation	85,683	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	4,336,461	(909,039)	—	(5,327,987)	—
SA Emerging Markets Equity Index	154,454	—	—	—	—
SA Franklin Tactical Opportunities	(57,277)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	34,172	—	—	—	—
SA International Index	1,678,405	—	—	—	—
SA JPMorgan Diversified Balanced	(1,906,542)	—	—	—	—
SA JPMorgan Emerging Markets	516,454	—	—	—	—
SA Large Cap Growth Index	(10,192)	—	—	—	—
SA Large Cap Index	3,244,762	—	—	—	—
SA Large Cap Value Index	50,362	—	—	—	—
SA Mid Cap Index	371,200	—	—	—	—
SA PIMCO VCP Tactical Balanced	22,089,818	(2,512)	—	(5,859,568)	—
SA Schroders VCP Global Allocation	3,701,353	—	—	(2,099,616)	—
SA Small Cap Index	(176,447)	—	—	—	—
SA T. Rowe Price VCP Balanced	1,066,925	—	—	(5,488,836)	—
SA VCP Dynamic Allocation	42,865,037	—	—	(120,471,482)	—
SA VCP Dynamic Strategy	(1,733,281)	—	—	(75,600,975)	—
SA VCP Index Allocation	1,717,262	—	—	(1,904,596)	—

460

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Credit Contracts
SA Goldman Sachs Global Bond	$—	$(39,854)	$—	$—	$—
SA Goldman Sachs Multi-Asset Insights	—	55,919	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	10,075	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	361,669
SA Goldman Sachs Global Bond	—	—	3,923,875	(2,461,214)	(1,889,401)
SA JPMorgan Diversified Balanced	—	—	—	—	(346,982)
SA PIMCO VCP Tactical Balanced	—	—	—	—	(426,484)
SA Putnam International Growth and Income	—	—	—	—	(847,851)
SA Schroders VCP Global Allocation	—	—	—	—	(1,865,850)
SA T. Rowe Price VCP Balanced	—	—	—	—	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$1,078,676	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	(17,499)	—	—	—	—
SA Franklin Tactical Opportunities	(82,299)	—	—	—	—
SA Goldman Sachs Global Bond	55,066	(681,319)	(327,268)	232,317	—
SA Goldman Sachs Multi-Asset Insights	(456,149)	—	—	—	—
SA JPMorgan Diversified Balanced	(4,204,345)	—	—	—	—
SA JPMorgan MFS Core Bond	(4,917,431)	—	—	—	—
SA MFS Total Return	(341,652)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(910,491)	(319,955)	(20,837)	—	—
SA Schroders VCP Global Allocation	45,891	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(176,106)	—	171	—	—
SA T. Rowe Price VCP Balanced	(1,121,514)	—	—	—	—
SA VCP Index Allocation	(506,737)	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	2,453,292	1,143,014	—	266,244	—
SA Emerging Markets Equity Index	(55,630)	—	—	—	—
SA Franklin Tactical Opportunities	(253,893)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(9,328)	—	—	—	—
SA International Index	(765,559)	—	—	—	—
SA JPMorgan Diversified Balanced	(411,623)	—	—	—	—
SA JPMorgan Emerging Markets	71,328	—	—	—	—
SA Large Cap Growth Index	17,787	—	—	—	—
SA Large Cap Index	(322,115)	—	—	—	—
SA Large Cap Value Index	25,587	—	—	—	—
SA Mid Cap Index	25,097	—	—	—	—
SA PIMCO VCP Tactical Balanced	18,957,247	—	—	1,739,341	—
SA Schroders VCP Global Allocation	3,139,364	—	—	26,897	—
SA Small Cap Index	454,100	—	—	—	—
SA T. Rowe Price VCP Balanced	14,005,413	—	—	(1,055,671)	—
SA VCP Dynamic Allocation	56,697,524	—	—	6,432,920	—
SA VCP Dynamic Strategy	17,396,273	—	—	2,733,041	—
SA VCP Index Allocation	5,596,768	—	—	(277,087)	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	103,840	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	(9,576)	—	—	—
SA PIMCO VCP Tactical Balanced	—	11,237	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	5,591	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—

461

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$—	$544,404
SA Goldman Sachs Global Bond	—	—	(39,459)	(69,795)	1,167,204
SA JPMorgan Diversified Balanced	—	—	—	—	(106,203)
SA PIMCO VCP Tactical Balanced	—	—	—	—	(170,202)
SA Putnam International Growth and Income	—	—	—	—	565,811
SA Schroders VCP Global Allocation	—	—	—	—	(6,314)
SA T. Rowe Price VCP Balanced	—	—	—	—	13,578

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended July 31, 2023.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Equity Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
SA BlackRock VCP Global Multi Asset	$127,389,679	$24,585,180	$—	$1,955,187	$—	$—	$6,738,487	$—	$—
SA Emerging Markets Equity Index	4,834,890	—	—	—	—	—	—	—	—
SA Federated Hermes Corporate Bond	6,668,229	—	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	5,182,503	—	2,274	—	—	—	—	—	—
SA Goldman Sachs Global Bond	96,792,046	232,477,484	213,858	214,844	480,214,165	28,859,052	—	408,759	523,824
SA Goldman Sachs Multi-Asset Insights	12,750,711	—	—	—	—	5,140,000	—	—	—
SA International Index	26,786,841	—	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	170,393,338	31,791,021	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	5,751,547	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	131,781,307	—	—	—	—	—	—	—	—
SA Large Cap Growth Index	461,504	—	—	—	—	—	—	—	—
SA Large Cap Index	32,543,502	—	—	—	—	—	—	—	—
SA Large Cap Value Index	777,310	—	—	—	—	—	—	—	—
SA MFS Total Return	22,601,786	—	—	—	—	—	—	—	—
SA Mid Cap Index	13,304,578	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	726,173,892	23,117,948	—	3,091,850	28,655,848	1,016,667	—	3,035	14,660
SA Putnam International Growth and Income	—	132,516,691	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	302,312,319	73,766,565	—	337,973	—	—	—	—	—
SA Small Cap Index	9,749,353	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	6,308,883	—	—	—	—	2,000,000	—	371	423
SA T. Rowe Price VCP Balanced	214,183,238	—	—	1,593,696	—	—	—	—	116
SA VCP Dynamic Allocation	809,344,167	—	—	54,527,289	—	—	—	—	—
SA VCP Dynamic Strategy	269,475,833	—	—	35,274,886	—	—	—	—	—
SA VCP Index Allocation	101,899,449	—	—	530,766	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

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The following table represents the Portfolio’s objectives for using derivative instruments the for the six months ended July 31, 2023:

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA BlackRock VCP Global Multi Asset . . . . . . . . . . . . .	2,5	7	6	—	—	4
SA Emerging Markets Equity Index . . . . . . . . . . . . . . ..	5	—	—	—	—	—
SA Federated Hermes Corporate Bond . . . . . . . . . . . . .	2	—	—	—	—	—
SA Franklin Tactical Opportunities . . . . . . . . . . . . . . . ..	5	—	6	—	—	—
SA Goldman Sachs Global Bond . . . . . . . . . . . . . . . . . ..	2	1,7	1,2,7	2,7	3,4	—
SA Goldman Sachs Multi-Asset Insights . . . . . . . . . . . .	4	—	—	—	4	—
SA International Index . . . . . . . . . . . . . . . . . . . . . . . . . . ..	5	—	—	—	—	—
SA JPMorgan Diversified Balanced . . . . . . . . . . . . . . . ..	2,5	1	—	—	—	—
SA JPMorgan Emerging Markets . . . . . . . . . . . . . . . . . ..	5	—	—	—	—	—
SA JPMorgan MFS Core Bond . . . . . . . . . . . . . . . . . . . ..	2	7	—	—	—	—
SA Large Cap Growth Index . . . . . . . . . . . . . . . . . . . . . ..	5	—	—	—	—	—
SA Large Cap Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	5	—	—	—	—	—
SA Large Cap Value Index . . . . . . . . . . . . . . . . . . . . . . ..	5	—	—	—	—	—
SA MFS Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	2	—	—	—	—	—
SA Mid Cap Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	5	—	—	—	—	—
SA PIMCO VCP Tactical Balanced . . . . . . . . . . . . . . . . ..	2,5	7	2,5,6	2	3,5,6	—
SA Putnam International Growth and Income . . . . . . .	—	7	—	—	—	—
SA Schroders VCP Global Allocation . . . . . . . . . . . . . ..	2,5	7	5,6	—	5	—
SA Small Cap Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	5	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth . . . . . . . . .	2	—	5	—	3	—
SA T. Rowe Price VCP Balanced . . . . . . . . . . . . . . . . . ..	2,5	1	5	—	3	—
SA VCP Dynamic Allocation . . . . . . . . . . . . . . . . . . . . ..	6	—	6	—	—	—
SA VCP Dynamic Strategy . . . . . . . . . . . . . . . . . . . . . . ..	6	—	6	—	—	—
SA VCP Index Allocation . . . . . . . . . . . . . . . . . . . . . . . ..	5	—	5	—	—	—

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of July 31, 2023. The repurchase agreements held by the Portfolios as of July 31, 2023, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$6,740	$—	$—	$6,740	$21,099	$—	$—	$21,099	$(14,359)	$—	$(14,359)
Citibank, N.A.	—	1 ,143,014	—	1 ,143,014	—	—	—	—	1 ,143,014	(930,000)	213,014
Deutsche Bank AG	65,834	—	—	65,834	—	—	—	—	65,834	—	65,834
JPMorgan Chase Bank, N.A.	157,762	—	—	157,762	372	—	—	372	157,390	—	157,390
Morgan Stanley and Co. International PLC	5,381	—	—	5,381	9,741	—	—	9,741	(4,360)	—	(4,360)
UBS AG	242,515	—	—	242,515	—	—	—	—	242,515	—	242,515

Total	$478,232	$1,143,014	$—	$1,621,246	$31,212	$—	$—	$31,212	$1,590,034	$(930,000)	$660,034

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

463

	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$19,425	$19,425	$—	$—	$—	$—	$19,425	$—	$19,425
BNP Paribas SA	—	—	15,138	15,138	—	—	—	—	15,138	—	15,138
Citibank, N.A.	—	—	22,113	22,113	—	—	119,932	119,932	(97,819)	97,819	—
Deutsche Bank AG	—	—	22,912	22,912	—	—	—	—	22,912	—	22,912
JPMorgan Chase Bank, N.A.	1,373,474	—	23,120	1,396,594	1,030,715	—	437,826	1,468,541	(71,947)	71,947	—
Morgan Stanley and Co. International PLC	—	—	19,415	19,415	—	—	—	—	19,415	—	19,415
Standard Chartered Bank	—	—	18,541	18,541	—	—	—	—	18,541	—	18,541
UBS AG	—	—	16,827	16,827	—	—	—	—	16,827	—	16,827

Total	$1,373,474	$—	$157,491	$1,530,965	$1,030,715	$—	$557,758	$1,588,473	$(57,508)	$169,766	$112,258

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA JPMorgan Diversified Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$4,174	$—	$—	$4,174	$—	$—	$—	$—	$4,174	$—	$4,174
Citibank, N.A.	—	—	—	—	97	—	—	97	(97)	—	(97)
Goldman Sachs International	869	—	—	869	—	—	—	—	869	—	869
HSBC Bank PLC	992	—	—	992	—	—	—	—	992	—	992
Standard Chartered Bank	—	—	—	—	2,505	—	—	2,505	(2,505)	—	(2,505)
State Street Bank & Trust Company	12,117	—	—	12,117	57,113	—	—	57,113	(44,996)	—	(44,996)
Toronto Dominion Bank	3,326	—	—	3,326	—	—	—	—	3,326	—	3,326

Total	$21,478	$—	$—	$21,478	$59,715	$—	$—	$59,715	$(38,237)	$—	$(38,237)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$20,662	$—	$—	$20,662	$34,317	$—	$—	$34,317	$(13,655)	$—	$(13,655)
Barclays Bank PLC	—	—	—	—	222,301	—	1,326	223,627	(223,627)	223,627	—
Citibank, N.A.	1,044	—	—	1,044	92,327	—	—	92,327	(91,283)	—	(91,283)
Goldman Sachs International	—	—	—	—	6,565	—	6,890	13,455	(13,455)	—	(13,455)

Total	$21,706	$—	$—	$21,706	$355,510	$—	$8,216	$363,726	$(342,020)	$223,627	$(118,393)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

464

	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$151,706	$—	$—	$151,706	$78,444	$—	$—	$78,444	$73,262	$—	$73,262
Barclays Bank PLC	7,948	—	—	7,948	94,850	—	—	94,850	(86,902)	—	(86,902)
Citibank, N.A.	102,922	—	—	102,922	7,980	—	—	7,980	94,942	—	94,942
Goldman Sachs International	87,320	—	—	87,320	150,008	—	—	150,008	(62,688)	—	(62,688)
HSBC Bank PLC	179,497	—	—	179,497	59,962	—	—	59,962	119,535	—	119,535
JPMorgan Chase Bank, N.A.	208,672	—	—	208,672	92,090	—	—	92,090	116,582	—	116,582
Morgan Stanley & Co. International PLC	77,373	—	—	77,373	204,867	—	—	204,867	(127,494)	—	(127,494)
NatWest Markets PLC	281,015	—	—	281,015	—	—	—	—	281,015	—	281,015
State Street Bank & Trust Company	165,892	—	—	165,892	380,993	—	—	380,993	(215,101)	—	(215,101)
Toronto Dominion Bank	31,150	—	—	31,150	4,318	—	—	4,318	26,832	—	26,832
UBS AG	2,075	—	—	2,075	14,152	—	—	14,152	(12,077)	—	(12,077)
Westpac Banking Corp.	27,744	—	—	27,744	8,322	—	—	8,322	19,422	—	19,422

Total	$1,323,314	$—	$—	$1,323,314	$1,095,986	$—	$—	$1,095,986	$227,328	$—	$227,328

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$13,906	$—	$—	$13,906	$8,313	$—	$—	$8,313	$5,593	$—	$5,593
Barclays Bank PLC	1,895	—	—	1,895	15,901	—	—	15,901	(14,006)	—	(14,006)
Citibank, N.A.	—	—	—	—	165,230	—	—	165,230	(165,230)	—	(165,230)
Goldman Sachs International	985	—	—	985	—	—	—	—	985	—	985
Morgan Stanley and Co. International PLC	92,159	—	—	92,159	53,637	—	—	53,637	38,522	—	38,522
UBS AG	148,450	—	—	148,450	319,458	—	—	319,458	(171,008)	—	(171,008)

Total	$257,395	$—	$—	$257,395	$562,539	$—	$—	$562,539	$(305,144)	$—	$(305,144)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$11,718,843	$11,718,843	$—	$—	$—	$—	$11,718,843	$(11,718,843)	$—
CitiBank, N.A.	—	—	15,495,885	15,495,885	—	—	—	—	15,495,885	(8,179,000)	7,316,885
Goldman Sachs International	—	—	9,458,650	9,458,650	—	—	—	—	9,458,650	(9,458,650)	—
UBS AG	—	—	15,697,724	15,697,724	—	—	—	—	15,697,724	(15,697,724)	—

Total	$—	$—	$52,371,102	$52,371,102	$—	$—	$—	$—	$52,371,102	$(45,054,217)	$7,316,885

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

465

	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$7,864,106	$7,864,106	$—	$—	$—	$—	$7,864,106	$(7,864,106)	$—
Citibank, N.A.	—	—	8,471,578	8,471,578	—	—	—	—	8,471,578	(4,003,100)	4,468,478
Goldman Sachs International	—	—	6,621,055	6,621,055	—	—	—	—	6,621,055	(6,621,055)	—
UBS AG	—	—	10,329,316	10,329,316	—	—	—	—	10,329,316	(10,329,316)	—

Total	$—	$—	$33,286,055	$33,286,055	$—	$—	$—	$—	$33,286,055	$(28,817,577)	$4,468,478

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Structured Notes: A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

466

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans: Certain Portfolios invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries. These filing are subject to various administrative and judicial proceedings within these countries. During the current fiscal year, the SA International Index Portfolio successfully recovered taxes withheld by France for the calendar years 2020-2022 in the amount of $337,925. Such amounts are disclosed in the Statement of Operations as Dividends, Interest income and Net realized foreign exchange gain (loss) on other assets and liabilities of $344,081, $11,085 and $(17,241), respectively. The SA PIMCO RAE International Value Portfolio successfully recovered taxes withheld by France for the calendar years 2015 in the amount of $751,642. Such amounts are disclosed in the Statement of Operations as Dividends, Interest income and Net realized foreign exchange gain (loss) on other assets and liabilities of $625,035, $148,816, and $(22,209), respectively. The SA Putnam International Growth and Income Value Portfolio successfully recovered taxes withheld by France for the calendar

467

years 2020-2022 in the amount of $356,610. Such amounts are disclosed in the Statement of Operations as Dividends, Interest income and Net realized foreign exchange gain (loss) on other assets and liabilities of $334,177, $9,891, and $12,542, respectively. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of each of the respective fund of fund portfolios and do not include indirect expenses associated with the investments in the underlying funds.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk: A Portfolio’s investments, payment obligations and financing terms may be based on the London Interbank Offered Rate (“LIBOR”). In March 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published under a panel bank methodology after June 30, 2023. In April 2023, the FCA announced that the 1-month, 3-month, and 6-month U.S. dollar LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. All other LIBOR settings have ceased to be published.

On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act (the “LIBOR ACT”) was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on the SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the LIBOR Act by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Recent Accounting and Regulatory Developments: In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As a result of an extension in the planned discontinuation date of the USD LIBOR, the FASB issued ASU No. 2022-06, “Referenced Rate Reform” in December 2022, which extends the temporary relief provided by ASU 2020-04 to December 31, 2024. Management is evaluating the potential impact of ASU 2020-04 and ASU 2022-06 on the financial statements.

468

Note 3. Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2023
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$—	$122,437,596	$321,146,907	$—	$267,274,676
SA AB Small & Mid Cap Value	6,411,427	39,566,161	40,679,947	60,244,257	78,115,993
SA BlackRock Multi-Factor 70/30	—	(4,660,049)	(1,976,326)	1,668,813	472,460
SA BlackRock VCP Global Multi Asset	4,638,229	(60,911,264)	(48,997,647)	38,798	10,239
SA DFA Ultra Short Bond	3,526,389	(9,096,901)	(6,091,167)	—	—
SA Emerging Market Equity Index	2,172,544	(4,925,958)	(2,266,595)	1,739,624	—
SA Federated Hermes Corporate Bond	41,785,804	(32,108,534)	(109,684,721)	49,220,161	4,786,798
SA Fidelity Institutional AM® International Growth	777,747	(6,133,759)	18,741,676	18,663	25,678,006
SA Fidelity Institutional AM® Real Estate	4,633,934	14,202,441	20,301,593	6,242,549	20,230,162
SA Fixed Income Index	10,986,987	(1,131,947)	(46,726,162)	10,354,104	1,466,309
SA Fixed Income Intermediate Index	8,013,516	(1,507,873)	(29,678,072)	6,970,218	137,471
SA Franklin BW U.S. Large Cap Value	25,418,679	116,496,829	259,274,854	70,589,067	180,326,592
SA Franklin Small Company Value	918,111	20,669,471	21,256,946	26,589,142	41,071,143
SA Franklin Systematic U.S. Large Core	1,809,048	12,197,799	9,926,904	2,722,052	15,372,434
SA Franklin Systematic U.S. Large Value	5,048,822	(13,778,378)	15,968,137	30,702,602	65,644,064
SA Franklin Tactical Opportunities	90,889	—	2,469,429	3,527,339	895,458
SA Global Index Allocation 60/40	1,350,899	2,713,101	(1,510,363)	36,970	779,323
SA Global Index Allocation 75/25	1,348,044	3,178,099	(378,398)	91,926	993,346
SA Global Index Allocation 90/10	5,626,287	11,846,489	7,045,976	3,860,123	5,404,630
SA Goldman Sachs Global Bond	—	(12,416,936)	(15,488,917)	—	—
SA Goldman Sachs Multi-Asset Insights	379,740	(3,247,699)	1,538,693	564,833	1,424,383
SA Index Allocation 60/40	3,512,153	10,247,788	1,930,627	3,054,643	8,153,600
SA Index Allocation 80/20	7,126,652	22,431,412	25,033,700	6,168,023	14,031,467
SA Index Allocation 90/10	19,773,566	60,418,808	86,714,262	16,665,208	32,793,020
SA International Index	16,979,161	(6,155,847)	72,088,237	19,213,488	382,610
SA Invesco Growth Opportunities	—	(31,295,603)	16,337,871	4,707,000	62,313,718
SA Janus Focused Growth	—	(15,554,596)	104,792,750	1,894,477	91,089,007
SA JPMorgan Diversified Balanced	5,755,958	(12,140,606)	(17,373,267)	20,454,336	43,433,699
SA JPMorgan Emerging Markets	6,985,980	(24,222,239)	(5,722,938)	5,512,920	1,668,747
SA JPMorgan Equity-Income	21,228,574	89,944,379	295,642,520	25,827,824	122,500,358
SA JPMorgan Global Equities	4,140,943	9,933,486	57,300,670	11,425,814	47,543,664
SA JPMorgan Large Cap Core	2,474,667	12,420,776	30,077,460	15,092,530	85,427,002
SA JPMorgan MFS Core Bond	43,826,720	(67,506,724)	(154,750,134)	40,470,981	—
SA JPMorgan Mid-Cap Growth	—	(27,115,964)	2,639,794	8,179,819	148,757,001
SA Large Cap Growth Index	1,711,072	9,462,745	49,985,580	3,409,261	39,488,316
SA Large Cap Index	35,876,696	115,689,973	1,300,668,776	50,758,891	151,808,210
SA Large Cap Value Index	7,581,299	30,514,309	20,686,634	9,972,374	20,970,112
SA MFS Blue Chip Growth	2,766,122	10,450,854	100,965,418	39,505,299	89,600,194
SA MFS Massachusetts	6,058,324	72,568,892	286,575,827	18,684,518	185,189,474
SA MFS Total Return	7,753,945	16,172,372	62,790,607	8,296,295	45,144,085
SA Mid Cap Index	4,561,935	10,391,628	66,378,403	9,929,998	22,456,063
SA Morgan Stanley International Equities	4,895,722	(7,913,510)	26,331,017	10,487,397	36,504,139
SA PIMCO RAE International Value	19,243,734	(12,074,491)	(10,585,144)	35,675,614	13,341,405
SA PIMCO VCP Tactical Balanced	9,771,016	(143,732,883)	(30,829,135)	2,535,864	—
SA PineBridge High Yield Bond	14,005,737	(25,526,111)	(22,187,572)	14,697,767	—
SA Putnam International Growth and Income	7,963,273	(1,215,421)	42,741,023	8,117,187	13,915,138
SA Schroders VCP Global Allocation	5,564,432	(44,653,821)	(7,765,100)	41,282,891	29,790,060
SA Small Cap Index	2,520,657	1,258,264	15,414,105	6,886,447	23,708,655
SA T. Rowe Price Asset Allocation Growth	5,577,028	5,002,547	(689,550)	9,263,848	36,372,799
SA T. Rowe Price VCP Balanced	22,469,528	(71,432,660)	2,915,932	177,540,361	26,152,036
SA VCP Dynamic Allocation	199,591,601	346,234,404	(623,273,498)	323,651,529	672,795,530
SA VCP Dynamic Strategy	131,321,551	462,967,798	(584,566,261)	134,791,969	344,134,144
SA VCP Index Allocation	7,986,231	4,983,950	16,903,251	14	1,811,435

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

469

As of January 31, 2023, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

	Unlimited
Portfolio	ST	LT
SA BlackRock Multi-Factor 70/30	$3,007,543	$1,652,506
SA BlackRock VCP Global Multi Asset	11,289,006	49,622,258
SA DFA Ultra Short Bond	3,170,842	5,926,059
SA Emerging Market Equity Index	1,648,943	3,277,015
SA Federated Hermes Corporate Bond	9,392,253	22,716,281
SA Fidelity Institutional AM® International Growth	6,133,759	—
SA Fixed Income Index	104,796	1,027,151
SA Fixed Income Intermediate Index	234,536	1,273,337
SA Franklin Systematic U.S. Large Value	11,467,744	2,310,634
SA Goldman Sachs Global Bond	—	12,416,936
SA Goldman Sachs Multi-Asset Insights	2,726,857	520,842
SA International Index	1,665,602	4,490,246
SA Invesco Growth Opportunities	31,295,603	—
SA Janus Focused Growth	15,554,596	—
SA JPMorgan Diversified Balanced	12,140,606	—
SA JPMorgan Emerging Markets	16,730,628	7,491,611
SA JPMorgan MFS Core Bond	25,266,250	42,240,474
SA JPMorgan Mid-Cap Growth	27,115,964	—
SA Morgan Stanley International Equities	1,794,842	6,118,668
SA PIMCO RAE International Value	6,732,000	5,342,491
SA PIMCO VCP Tactical Balanced	61,423,562	82,309,321
SA PineBridge High Yield Bond	4,337,085	21,189,026
SA Putnam International Growth and Income	1,178,806	36,615
SA Schroders VCP Global Allocation	9,478,931	35,174,890
SA T. Rowe Price VCP Balanced	—	71,432,660

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2023, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA BlackRock Multi-Factor 70/30	$34,756	$—	$—
SA Franklin Tactical Opportunities	—	(1,093,747)	1,138,212

470

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/ (Loss)	Cost of Investments
SA AB Growth	$510,474,468	$(17,116,629)	$493,357,839	$1,153,463,086
SA AB Small & Mid Cap Value	66,570,069	(41,856,077)	24,713,992	496,637,144
SA BlackRock Multi-Factor 70/30	3,250,495	(2,686,141)	564,353	90,489,336
SA BlackRock VCP Global Multi Asset	40,889,717	(53,341,153)	(12,451,436)	722,944,016
SA DFA Ultra Short Bond	53,762	(2,272,718)	(2,218,956)	383,069,405
SA Emerging Markets Equity Index	17,394,773	(17,857,297)	(462,524)	93,241,583
SA Federated Hermes Corporate Bond	3,785,676	(138,525,009)	(134,739,333)	1,407,608,646
SA Fidelity Institutional AM® International Growth	35,888,958	(1,681,256)	34,207,702	215,485,206
SA Fidelity Institutional AM® Real Estate	24,943,164	(12,213,190)	12,729,974	248,144,255
SA Fixed Income Index	203,273	(58,538,028)	(58,334,755)	594,309,778
SA Fixed Income Intermediate Index	65,796	(35,460,999)	(35,395,203)	557,921,514
SA Franklin BW U.S. Large Cap Value	267,601,624	(18,977,922)	248,623,702	1,015,465,814
SA Franklin Small Company Value	34,856,094	(16,422,540)	18,433,554	287,737,591
SA Franklin Systematic U.S. Large Cap Core	22,399,464	(1,862,626)	20,536,838	120,531,730
SA Franklin Systematic U.S. Large Cap Value	29,539,103	(8,682,363)	20,856,740	355,960,135
SA Franklin Tactical Opportunites	11,934,568	(5,061,121)	6,873,447	82,770,933
SA Global Index Allocation 60/40	6,504,770	(4,327,822)	2,176,948	87,947,906
SA Global Index Allocation 75/25	7,202,795	(2,828,530)	4,374,265	89,420,942
SA Global Index Allocation 90/10	33,773,232	(6,286,390)	27,486,842	313,654,383
SA Goldman Sachs Global Bond	7,183,780	(28,911,705)	(21,727,925)	383,539,303
SA Goldman Sachs Multi-Asset Insights	3,351,599	(750,711)	2,600,888	38,413,860
SA Index Allocation 60/40	24,852,360	(10,558,856)	14,293,504	239,601,224
SA Index Allocation 80/20	66,985,858	(10,116,962)	56,868,896	424,064,001
SA Index Allocation 90/10	203,221,410	(16,575,258)	186,646,152	1,127,705,919
SA International Index	148,965,039	(48,305,092)	100,659,947	647,588,362
SA Invesco Growth Opportunities	43,408,429	(11,531,220)	31,877,209	216,599,291
SA Janus Focused Growth	174,303,944	(6,168,830)	168,135,114	272,744,941
SA JPMorgan Diversified Balanced	30,781,584	(30,851,108)	(69,524)	423,862,222
SA JPMorgan Emerging Markets	17,649,560	(15,014,802)	2,634,758	186,809,543
SA JPMorgan Equity-Income	279,525,463	(20,769,560)	258,755,903	759,934,785
SA JPMorgan Global Equities	85,517,372	(6,323,357)	79,194,015	239,031,406
SA JPMorgan Large Cap Core	47,132,777	44,927,906	92,060,683	382,205,355
SA JPMorgan MFS Core Bond	(940,042)	(183,854,148)	(184,794,190)	1,872,700,567
SA JPMorgan Mid-Cap Growth	94,711,402	(28,587,014)	66,124,388	580,375,858
SA Large Cap Growth Index	114,074,279	(6,549,043)	107,525,236	333,762,999
SA Large Cap Index	1,652,011,350	(77,416,608)	1,574,594,742	1,512,215,920
SA Large Cap Value Index	72,861,133	(19,486,906)	53,374,227	373,887,708
SA MFS Blue Chip Growth	213,312,228	(8,586,242)	204,725,986	467,828,835
SA MFS Massachusetts Investors Trust	309,641,205	(13,106,550)	296,534,655	624,783,886
SA MFS Total Return	83,904,457	(28,624,370)	55,280,087	453,002,785
SA Mid Cap Index	104,042,786	(25,557,225)	78,485,561	372,011,019
SA Morgan Stanley International Equities	54,621,215	(17,060,934)	37,560,281	312,091,351
SA PIMCO RAE International Value	52,335,107	(36,592,496)	15,742,611	504,922,808
SA PIMCO VCP Tactical Balanced	27,492,945	(44,858,739)	(17,365,794)	1,328,792,982
SA PineBridge High-Yield Bond	7,596,548	(24,485,947)	(16,889,399)	260,683,758
SA Putnam International Growth and Income	66,888,230	(14,307,611)	52,580,619	293,112,720
SA Schroders VCP Global Allocation	33,262,811	(32,738,232)	524,579	467,336,579
SA Small Cap Index	69,168,954	(47,089,407)	22,079,547	286,449,563
SA T. Rowe Price Asset Allocation Growth	85,007,680	(41,151,160)	43,856,520	633,851,186
SA T. Rowe Price VCP Balanced	175,033,808	(92,765,465)	82,268,343	1,415,087,179
SA VCP Dynamic Allocation	618,052,530	(669,998,996)	(51,946,466)	8,819,639,820
SA VCP Dynamic Strategy	252,686,953	(472,266,208)	(219,579,255)	5,867,662,198
SA VCP Index Allocation	62,328,160	(17,374,228)	44,953,932	470,964,423

471

Note 4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There are no subadvisers for the SA Emerging Markets Equity Index, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA International Index and SA Small Cap Index Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Advisory Fees
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
SA AB Small & Mid Cap Value(1)	$0-$250 million	0.950%
	> $250 million	0.900%
SA BlackRock Multi-	$0-$250 million	0.650%
Factor 70/30(2)	> $250 million	0.600%
SA BlackRock VCP Global Multi Asset(3)	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA DFA Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
SA Emerging Markets Equity Index	$0-$2 billion	0.450%
	> $2 billion	0.400%
SA Federated Hermes Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
SA Fidelity Institutional AM® International Growth	$0-$100 million	0.780%
	> $100 million	0.760%
	> $200 million	0.750%
SA Fidelity Institutional AM® Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Fixed Income Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Fixed Income Intermediate Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Franklin BW U.S. Large Cap Value(4)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Franklin Small Company Value(5)	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%

Portfolio	Assets	Advisory Fees
SA Franklin Systematic U.S. Large Cap Core	$0-$100 million	0.500%
	> $100 million	0.480%
	> $250 million	0.460%
	> $500 million	0.440%
	> $750 million	0.430%
SA Franklin Systematic U.S. Large Cap Value	>$0	0.600%
SA Franklin Tactical Opportunities	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.650%
	> $2 billion	0.625%
SA Global Index Allocation 60/40	> $0	0.100%
SA Global Index Allocation 75/25	> $0	0.100%
SA Global Index Allocation 90/10	> $0	0.100%
SA Goldman Sachs Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Goldman Sachs Multi-Asset Insights	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.665%
SA Index Allocation 60/40	> $0	0.100%
SA Index Allocation 80/20	> $0	0.100%
SA Index Allocation 90/10	> $0	0.100%
SA International Index	$0-$2 billion	0.400%
	> $2 billion	0.350%
SA Invesco Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Janus Focused Growth(6)	> $0	0.850%
SA JPMorgan Diversified Balanced(7)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%

472

Portfolio	Assets	Advisory Fees
SA JPMorgan Emerging Markets(8)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
SA JPMorgan Equity-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
SA JPMorgan Large Cap Core(9)	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA JPMorgan MFS Core Bond(10)	> $0	0.600%
SA JPMorgan Mid-Cap Growth(11)	$0-$100 million	0.800%
	> $100 million	0.750%
SA Large Cap Growth Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Large Cap Index(12)	$0-$2 billion	0.400%
	> $2 billion	0.320%
	> $3 billion	0.280%
SA Large Cap Value Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA MFS Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
SA MFS Massachusetts Investors Trust(13)	$0-$600 million	0.700%
	> $600 million	0.650%
	> $1.5 billion	0.600%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SA Mid Cap Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Morgan Stanley International Equities(14)	$0-$250 million	0.850%
	> $250 million	0.800%
	> $500 million	0.750%

Portfolio	Assets	Advisory Fees
SA PIMCO RAE International Value(15)	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.860%
	> $750 million	0.850%
	> $1.5 billion	0.820%
SA PineBridge High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Putnam International Growth and Income(16)	$0-$150 million	1.000%
	> $150 million	0.900%
	> $300 million	0.800%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%
SA Small Cap Index	$0-$2 billion	0.350%
	> $2 billion	0.300%
SA T. Rowe Price Asset Allocation Growth	$0-$400 million	0.700%
	> $400 million	0.685%
	> $900 million	0.660%
	> $1.9 billion	0.635%
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
SA VCP Dynamic Allocation(17)(18)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Dynamic Strategy(17)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Index Allocation	$0-$500 million	0.200%
	> $500 million	0.175%

(1)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA AB Small & Mid Cap Value Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.90% on the first $250 million, and 0.85% thereafter.
(2)	The Advisor contractually agreed through April 30, 2024 and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock Multi-Factor 70/30 Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.40% on the first $250 million, and 0.35% thereafter. The Advisor has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs.

473

(3)	The Adviser contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock VCP Global Multi Asset Portfolio so that the advisory fee payable by the Portfolio is equal to 0.85% on the first $500 million of the Portfolio’s average daily net assets, 0.81% on the next $2.5 billion of the Portfolio’s average daily net assets, and 0.79% over $3 billion of the Portfolio’s average daily net assets.
(4)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Franklin BW U.S. Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(5)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Franklin Small Company Value Portfolio so that the advisory fee payable by the Portfolio is equal to 0.95% on the first $200 million, 0.87% on the next $300 million and 0.85% thereafter. The Advisor has also voluntarily agreed to waive its advisory fee with the respect to SA Franklin Small Company Value Portfolio, after taking into account the Contractual Advisory Fee Waiver, so that its advisory fee payable by the Portfolio is equal to 0.90% of the Portfolio’s average daily net assets on the first $200 million, 0.82% of the Portfolio’s average daily net assets on the next $300 million, and 0.80% of the Portfolio’s average daily net assets thereafter.
(6)	The Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio, so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% average daily net assets.
(7)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee with respect to SA JPMorgan Diversified Balanced Portfolio in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “ Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(8)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA JPMorgan Emerging Markets Portfolio that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(9)	Effective July 5, 2023, the Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA JPMorgan Large Cap Core Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.73% on the first $50 million, 0.68% on the next $200 million and 0.63% thereafter. Prior to July 5, 2023, the Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with the respect to the Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.75% on the first $50 million, 0.70% on the next $200 million and 0.65% thereafter.
(10)	The Advisor has contractually agreed to waive its advisory fee with respect to SA JPMorgan MFS Core Bond Portfolio that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.50% of the average daily net assets.

(11) The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA JPMorgan Mid-Cap Growth Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.79% on the first $100 million, 0.75% on the next $400 million, and 0.73% thereafter.

(12)	The Advisor is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the SA Large Cap Index Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.26% of the Portfolio’s average daily net assets on the first $2 billion, 0.18% of the Portfolio’s average daily net assets on the next $1 billion, and 0.14% of the Portfolio’s average daily net assets over $3 billion.
(13)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA MFS Massachusetts Investors Trust Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.66% on the first $600 million, 0.61% on the next $900 million and 0.56% thereafter.
(14)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Morgan Stanley International Equities Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% thereafter.
(15)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA PIMCO RAE International Value Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.765% on the first $250 million, and 0.74% thereafter.
(16)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(17)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee, with respect to SA VCP Dynamic Allocation and SA VCP Dynamic Strategy Portfolios in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolios’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolios’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(18)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA VCP Dynamic Allocation Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.25% on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion, and 0.19% over $8 billion.

474

For the six months ended July 31, 2023, SAAMCo waived advisory fees as follows:

Portfolio	Amount
SA AB Small & Mid Cap Value	$124,205
SA BlackRock Multi-Factor 70/30	185,896
SA BlackRock VCP Global Multi Asset	53,941
SA Franklin BW U.S. Large Cap Value	333,914
SA Franklin Small Company Value	146,215
SA Janus Focused Growth	207,119
SA JPMorgan Diversified Balanced	16,771
SA JPMorgan Emerging Markets	117,712
SA JPMorgan Large Cap Core	108,351
SA JPMorgan MFS Core Bond	833,909
SA JPMorgan Mid Cap Growth	15,592
SA Large Cap Index	2,006,215
SA MFS Massachusetts Investors Trust	177,504
SA Morgan Stanley International Equities	88,647
SA PIMCO RAE International Value	185,355
SA Putnam International Growth and Income	84,560
SA VCP Dynamic Allocation	119,435
SA VCP Dynamic Strategy	61,075

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SA AB Growth SA AB Small & Mid Cap Value SA VCP Dynamic Allocation (Subadviser for a portion of the Portfolio) SA VCP Dynamic Strategy (Subadviser for a portion of the Portfolio)

BlackRock Investment, LLC	SA BlackRock Multi-Factor 70/30
SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Franklin BW U.S. Large Cap Value

Dimensional Fund Advisers, L.P	SA DFA Ultra Short Bond

Federated Hermes Investment Management Company	SA Federated Hermes Corporate Bond

FIAM, LLC	SA Fidelity Institutional AM® International Growth SA Fidelity Institutional AM® Real Estate

Franklin Advisers, Inc.	SA Franklin Small Company Value SA Franklin Systematic U.S. Large Cap Core SA Franklin Systematic U.S. Large Cap Value SA Franklin Tactical Opportunities

Goldman Sachs Asset Management International	SA Goldman Sachs Global Bond

Goldman Sachs Asset Management, LP	SA Goldman Sachs Multi-Asset Insights

Invesco Advisers, Inc. (“Invesco”)	SA Invesco Growth Opportunities

Janus Henderson Investors US LLC	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced

SA JPMorgan Emerging Markets

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA JPMorgan Large Cap Core

SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)

SA JPMorgan Mid-Cap Growth

475

Subadviser	Portfolio

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Blue Chip Growth SA MFS Massachusetts Investors Trust SA MFS Total Return

Morgan Stanley Investment Management, Inc.	SA Morgan Stanley International Equities

Pacific Investment Management Company, LLC (“PIMCO”)	SA PIMCO RAE International Value
SA PIMCO VCP Tactical Balanced

PineBridge Investments, LLC	SA PineBridge High-Yield Bond

Putnam Investment Management, LLC	SA Putnam International Growth and Income

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price Asset Allocation Growth
SA T. Rowe Price VCP Balanced
SA VCP Index Allocation (Subadviser for a portion of the Portfolio)

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2024. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 2	Class 3
SA BlackRock Multi-Factor 70/30	0.51%	NA	0.76%
SA BlackRock VCP Global Multi Asset	0.91%	NA	1.16%
SA Emerging Markets Equity Index	0.58%	NA	0.83%
SA Fidelity Institutional AM® International Growth .	0.88%	NA	1.13%
SA Fixed Income Index	0.34%	NA	0.59%
SA Fixed Income Intermediate Index	0.34%	NA	0.59%
SA Franklin Systematic U.S. Large Cap Core	0.70%	NA	0.95%
SA Franklin Tactical Opportunities	0.81%	NA	1.06%
SA Global Index Allocation 60/40	0.18%	NA	0.43%
SA Global Index Allocation 75/25	0.18%	NA	0.43%
SA Global Index Allocation 90/10	0.18%	NA	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	NA	1.06%
SA Index Allocation 60/40	0.18%	NA	0.43%
SA Index Allocation 80/20	0.18%	NA	0.43%
SA Index Allocation 90/10	0.18%	NA	0.43%
SA International Index	0.52%	NA	0.77%
SA JPMorgan Diversified Balanced	0.83%	0.98%	1.08%
SA JPMorgan Mid-Cap Growth	0.79%	0.94%	1.04%
SA Large Cap Growth Index	0.35%	NA	0.60%
SA Large Cap Value Index	0.35%	NA	0.60%
SA Mid Cap Index	0.40%	NA	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	NA	1.16%
SA Schroders VCP Global Allocation	0.90%	NA	1.15%
SA Small Cap Index	0.45%	NA	0.70%
SA T. Rowe Price Asset Allocation Growth	0.81%	NA	1.06%
SA T. Rowe Price VCP Balanced	0.90%	NA	1.15%
SA VCP Index Allocation	0.28%	NA	0.53%
The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

476

For the six months ended July 31, 2023, pursuant to the contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Factor 70/30	$24,850
SA BlackRock VCP Global Multi Asset	9,762
SA Emerging Markets Equity Index	74,002
SA Fidelity Institutional AM® International Growth	—
SA Fixed Income Index	66,564
SA Fixed Income Intermediate Index	57,084
SA Franklin Systematic U.S. Large Cap Core	—
SA Franklin Tactical Opportunities	71,478
SA Global Index Allocation 60/40	12,054
SA Global Index Allocation 75/25	12,115
SA Global Index Allocation 90/10	—
SA Goldman Sachs Multi-Asset Insights	82,804
SA Index Allocation 60/40	—
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	—
SA JPMorgan Diversified Balanced	—
SA JPMorgan Mid-Cap Growth	8,268
SA Large Cap Growth Index	37,544
SA Large Cap Value Index	36,812
SA Mid Cap Index	—
SA PIMCO VCP Tactical Balanced	—
SA Schroders VCP Global Allocation	62,946
SA Small Cap Index	31,341
SA T. Rowe Price Asset Allocation Growth	—
SA T. Rowe Price VCP Balanced	—
SA VCP Index Allocation	—

477

For the six months ended July 31, 2023, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2023	January 31, 2024	January 31, 2025	July 31, 2025
SA BlackRock Multi-Factor 70/30	$—	$65,387	$57,971	24,850
SA BlackRock VCP Global Multi Asset	492	108,805	70,997	9,762
SA Emerging Markets Equity Index	—	100,398	258,444	74,002
SA Fidelity Institutional AM® International Growth	—	—	—	—
SA Fixed Income Index	—	37,083	87,077	66,564
SA Fixed Income Intermediate Index	—	37,643	111,064	57,084
SA Franklin Systematic U.S. Large Cap Core	—	—	—	—
SA Franklin Tactical Opportunities	—	60,587	100,337	71,478
SA Global Index Allocation 60/40	—	16,921	14,063	12,054
SA Global Index Allocation 75/25	—	17,606	15,143	12,115
SA Global Index Allocation 90/10	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	41,511	110,103	82,804
SA Index Allocation 60/40	—	—	—	—
SA Index Allocation 80/20	—	—	—	—
SA Index Allocation 90/10	—	—	—	—
SA International Index	—	—	—	—
SA JPMorgan Diversified Balanced	—	—	—	—
SA JPMorgan Mid-Cap Growth	—	—	—	8,268
SA Large Cap Growth Index	—	27,199	47,620	37,544
SA Large Cap Value Index	—	45,161	50,965	36,812
SA Mid Cap Index	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—
SA Schroders VCP Global Allocation	—	15,392	60,754	62,946
SA Small Cap Index	—	—	—	31,341
SA T. Rowe Price Asset Allocation Growth	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—
SA VCP Index Allocation	—	—	—	—

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the six months ended July 31, 2023, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended July 31, 2023, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 5. Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended July 31, 2023, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

478

Note 6. Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended July 31, 2023 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA AB Growth	$203,557,338	$361,046,977	$—	$—
SA AB Small & Mid Cap Value	129,248,188	151,054,801	—	—
SA BlackRock Multi-Factor 70/30	31,044,443	26,190,186	—	—
SA BlackRock VCP Global Multi Asset	140,666,982	187,773,937	61,224,594	54,171,371
SA DFA Ultra Short Bond	86,736,789	123,679,368	67,772,790	83,273,598
SA Emerging Market Equity Index	1,916,391	3,238,707	—	—
SA Federated Hermes Corporate Bond	34,754,709	30,500,528	10,402,734	—
SA Fidelity Institutional AM® International Growth	124,251,915	149,860,335	—	—
SA Fidelity Institutional AM® Real Estate	44,784,468	58,568,826	—	—
SA Fixed Income Index	21,808,700	3,912,000	17,860,645	18,991,595
SA Fixed Income Intermediate Index	26,613,321	12,173,000	24,716,074	21,571,080
SA Franklin BW U.S. Large Cap Value	265,766,670	342,264,512	—	—
SA Franklin Small Company Value	114,490,449	120,254,076	—	—
SA Franklin Systematic U.S. Large Cap Core	58,294,353	67,529,792	—	—
SA Franklin Systematic U.S. Large Cap Value	186,288,421	190,775,142	—	—
SA Franklin Tactical Opportunities	10,830,915	8,750,065	7,329,667	5,032,014
SA Global Index Allocation 60/40	6,101,784	4,786,251	—	—
SA Global Index Allocation 75/25	7,217,794	3,153,757	—	—
SA Global Index Allocation 90/10	13,706,663	11,843,974	—	—
SA Goldman Sachs Global Bond	52,211,545	29,637,945	186,506,061	145,623,634
SA Goldman Sachs Multi-Asset Insights	23,098,419	23,511,075	—	—
SA Index Allocation 60/40	13,874,388	11,549,330	—	—
SA Index Allocation 80/20	13,494,212	20,549,979	—	—
SA Index Allocation 90/10	44,683,699	45,013,494	—	—
SA International Index	13,691,748	26,210,034	—	—
SA Invesco Growth Opportunities	70,558,906	81,773,945	—	—
SA Janus Focused Growth	68,919,334	123,982,309	—	—
SA JPMorgan Diversified Balanced	114,463,354	131,814,770	45,709,483	33,255,474
SA JPMorgan Emerging Markets	58,307,549	63,060,232	—	—
SA JPMorgan Equity-Income	55,037,061	113,188,010	—	—
SA JPMorgan Global Equities	78,868,684	100,636,075	—	—
SA JPMorgan Large Cap Core	381,762,478	415,045,433	—	—
SA JPMorgan MFS Core Bond	61,710,657	103,027,214	302,071,307	248,308,753
SA JPMorgan Mid-Cap Growth	173,835,241	191,921,756	—	—
SA Large Cap Growth Index	144,100,922	46,621,026	—	—
SA Large Cap Index	24,983,437	136,064,141	—	—
SA Large Cap Value Index	83,518,412	20,091,821	—	—
SA MFS Blue Chip Growth	161,529,389	236,596,338	—	—
SA MFS Massachusetts	111,929,308	186,106,870	—	—
SA MFS Total Return	36,652,522	45,910,900	29,286,123	29,975,365
SA Mid Cap Index	33,434,169	34,515,606	—	—
SA Morgan Stanley International Equities	50,430,496	72,934,687	—	—
SA PIMCO RAE International Value	108,074,822	140,708,669	—	—
SA PIMCO VCP Tactical Balanced	31,606,035	33,054,609	100,072,823	56,861,888
SA PineBridge High Yield Bond	32,295,103	36,638,699	—	—
SA Putnam International Growth and Income	29,649,087	55,171,335	—	—
SA Schroders VCP Global Allocation	88,704,468	155,729,924	56,121,331	44,134,250
SA Small Cap Index	25,071,840	30,611,566	—	—
SA T. Rowe Price Asset Allocation Growth	88,567,110	99,256,343	24,219,065	15,949,476
SA T. Rowe Price VCP Balanced	190,842,400	256,949,287	48,214,812	51,571,215
SA VCP Dynamic Allocation	211,600,000	835,655,774	210,291,270	282,153,170
SA VCP Dynamic Strategy	153,176,690	554,626,162	128,702,987	181,324,847
SA VCP Index Allocation	13,082,739	21,961,836	—	—

479

Note 7. Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA AB Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	262,702	$12,807,178	1,069,696	$62,529,027	10,810	$554,100	42,399	$2,044,104

Reinvested dividends	—	—	3,925,360	165,453,929	—	—	288,302	11,906,879

Shares redeemed	(2,585,081)	(130,004,557)	(2,366,956)	(129,084,202)	(104,699)	(5,146,757)	(174,599)	(9,309,347)

Net increase (decrease)	(2,322,379)	$(117,197,379)	2,628,100	$98,898,754	(93,889)	$(4,592,657)	156,102	$4,641,636

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	191,966	$9,182,183	1,086,614	$58,132,764

Reinvested dividends	—	—	2,233,885	89,913,868

Shares redeemed	(994,118)	(47,854,502)	(570,869)	(29,894,376)

Net increase (decrease)	(802,152)	$(38,672,319)	2,749,630	$118,152,256

	SA AB Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	48,375	$614,010	43,667	$719,124	4,325	$56,347	1,015	$16,264

Reinvested dividends	—	—	2,679,551	32,235,000	—	—	196,437	2,363,139

Shares redeemed	(844,138)	(10,833,384)	(1,302,830)	(21,151,618)	(37,883)	(473,629)	(71,481)	(1,149,365)

Net increase (decrease)	(795,763)	$(10,219,374)	1,420,388	$11,802,506	(33,558)	$(417,282)	125,971	$1,230,038

	SA AB Small & Mid Cap Value Portfolio
	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	727,134	$8,972,928	988,704	$16,175,715

Reinvested dividends	—	—	8,756,296	103,762,111

Shares redeemed	(1,608,032)	(20,028,425)	(2,610,680)	(40,748,558)

Net increase (decrease)	(880,898)	$(11,055,497)	7,134,320	$79,189,268

	SA BlackRock Multi-Factor 70/30 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,872	$112,673	5,896	$85,588	452,358	$6,597,056	2,016,353	$29,684,276

Reinvested dividends	—	—	313	4,350	—	—	154,291	2,140,078

Shares redeemed	(178)	(2,636)	(151)	(2,137)	(166,451)	(2,422,048)	(206,185)	(2,985,033)

Net increase (decrease)	7,694	$110,037	6,058	$87,801	285,907	$4,175,008	1,964,459	$28,839,321

480

	SA BlackRock VCP Global Multi Asset Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	630	$5,967	964	$8,643	1,194,115	$11,181,836	1,772,390	$15,977,428

Reinvested dividends	—	—	6	50	—	—	5,743	48,987

Shares redeemed	(1,751)	(16,160)	(39,356)	(352,421)	(4,575,270)	(42,273,171)	(5,994,206)	(54,656,246)

Net increase (decrease)	(1,121)	$(10,193)	(38,386)	$(343,728)	(3,381,155)	$(31,091,335)	(4,216,073)	$(38,629,831)

	SA DFA Ultra Short Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	650,182	$6,763,358	3,864,473	$39,653,108	71,865	$736,025	131,118	$1,333,142

Reinvested dividends	—	—	—	—	—	—	—	—

Shares redeemed	(1,785,586)	(18,613,627)	(2,591,926)	(26,618,596)	(158,230)	(1,625,421)	(292,411)	(2,959,975)

Net increase (decrease)	(1,135,404)	$(11,850,269)	1,272,547	$13,034,512	(86,365)	$(889,396)	(161,293)	$(1,626,833)

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	1,555,587	$15,746,885	5,931,036	$59,365,581

Reinvested dividends	—	—	—	—

Shares redeemed	(2,318,090)	(23,475,825)	(4,781,443)	(47,888,545)

Net increase (decrease)	(762,503)	$(7,728,940)	1,149,593	$11,477,036

	SA Emerging Markets Equity Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	87,463	$1,182,543	453,649	$6,304,029	172,040	$2,311,640	475,564	$6,510,930

Reinvested dividends	—	—	121,507	1,462,948	—	—	23,133	276,676

Shares redeemed	(299,067)	(4,076,641)	(699,917)	(9,792,340)	(57,778)	(790,487)	(126,780)	(1,677,281)

Net increase (decrease)	(211,604)	$(2,894,098)	(124,761)	$(2,025,363)	114,262	$1,521,153	371,917	$5,110,325

	SA Federated Hermes Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,194,031	$13,870,314	1,318,843	$15,545,838	16,904	$193,070	21,772	$256,706

Reinvested dividends	—	—	1,652,991	17,786,186	—	—	44,866	483,210

Shares redeemed	(2,873,060)	(32,948,755)	(4,934,745)	(58,758,070)	(95,575)	(1,085,098)	(189,107)	(2,255,851)

Net increase (decrease)	(1,679,029)	$(19,078,441)	(1,962,911)	$(25,426,046)	(78,671)	$(892,028)	(122,469)	$(1,515,935)

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	5,527,486	$62,993,844	4,156,586	$48,085,072

Reinvested dividends	—	—	3,349,350	35,737,563

Shares redeemed	(2,070,332)	(23,513,053)	(9,317,452)	(109,562,698)

Net increase (decrease)	3,457,154	$39,480,791	(1,811,516)	$(25,740,063)

481

	SA Fidelity Institutional AM® International Growth Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	49,759	$769,807	183,935	$2,853,520	146,814	$2,244,130	242,656	$3,701,977

Reinvested dividends	—	—	1,923,360	24,580,538	—	—	87,884	1,116,131

Shares redeemed	(1,837,029)	(28,662,369)	(2,763,144)	(43,471,358)	(77,642)	(1,200,427)	(71,850)	(1,019,582)

Net increase (decrease)	(1,787,270)	$(27,892,562)	(655,849)	$(16,037,300)	69,172	$1,043,703	258,690	$3,798,526

	SA Fidelity Institutional AM® Real Estate Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	36,193	$442,007	2,384,278	$34,341,804	1,623	$19,911	13,367	$161,451

Reinvested dividends	—	—	1,041,591	11,624,150	—	—	27,542	306,535

Shares redeemed	(1,084,825)	(13,219,383)	(1,121,163)	(15,413,749)	(14,237)	(174,127)	(39,674)	(554,702)

Net increase (decrease)	(1,048,632)	$(12,777,376)	2,304,706	$30,552,205	(12,614)	$(154,216)	1,235	$(86,716)

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	202,349	$2,452,297	1,525,472	$19,557,678

Reinvested dividends	—	—	1,318,407	14,542,026

Shares redeemed	(788,198)	(9,456,381)	(1,153,238)	(15,901,107)

Net increase (decrease)	(585,849)	$(7,004,084)	1,690,641	$18,198,597

	SA Fixed Income Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,027,890	$19,294,400	7,180,991	$70,097,936	1,107,972	$10,382,731	1,872,390	$17,964,287

Reinvested dividends	—	—	1,148,738	10,281,208	—	—	172,750	1,539,205

Shares redeemed	(2,466,223)	(23,264,989)	(5,254,838)	(50,833,454)	(298,256)	(2,793,000)	(1,134,518)	(10,976,409)

Net increase (decrease)	(438,333)	$(3,970,589)	3,074,891	$29,545,690	809,716	$7,589,731	910,622	$8,527,083

	SA Fixed Income Intermediate Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,300,970	$32,487,379	6,984,379	$68,843,311	725,321	$7,031,406	1,017,465	$9,916,048

Reinvested dividends	—	—	703,286	6,646,054	—	—	49,058	461,635

Shares redeemed	(2,761,695)	(26,986,052)	(5,400,868)	(53,098,605)	(344,422)	(3,345,716)	(616,347)	(6,053,983)

Net increase (decrease)	539,275	$5,501,327	2,286,797	$22,390,760	380,899	$3,685,690	450,176	$4,323,700

	SA Franklin BW U.S. Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	186,089	$3,564,362	221,183	$4,912,214	32,083	$617,265	22,149	$485,662

Reinvested dividends	—	—	8,546,558	160,589,818	—	—	392,276	7,378,708

Shares redeemed	(4,518,594)	(86,429,434)	(6,911,894)	(151,310,149)	(125,609)	(2,390,437)	(321,222)	(6,936,471)

Net increase (decrease)	(4,332,505)	$(82,865,072)	1,855,847	$14,191,883	(93,526)	$(1,773,172)	93,203	$927,899

482

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	1,041,604	$19,741,903	322,685	$7,067,443

Reinvested dividends	—	—	4,449,953	82,947,133

Shares redeemed	(1,428,742)	(27,106,325)	(4,130,619)	(88,146,924)

Net increase (decrease)	(387,138)	$(7,364,422)	642,019	$1,867,652

	SA Franklin Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	18,152	$286,304	55,731	$1,036,560	410,280	$6,300,166	419,163	$7,801,158

Reinvested dividends	—	—	1,761,135	26,364,193	—	—	2,803,536	41,296,092

Shares redeemed	(677,992)	(10,676,963)	(959,513)	(17,909,519)	(606,782)	(9,257,808)	(1,623,188)	(28,538,831)

Net increase (decrease)	(659,840)	$(10,390,659)	857,353	$9,491,234	(196,502)	$(2,957,642)	1,599,511	$20,558,419

	SA Franklin Systematic U.S. Large Cap Core Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	27,534	$492,908	103,208	$1,956,588	167,288	$2,983,352	191,098	$3,684,753

Reinvested dividends	—	—	1,053,120	17,123,727	—	—	59,997	970,759

Shares redeemed	(731,514)	(12,991,910)	(1,216,596)	(22,919,135)	(31,342)	(556,895)	(61,349)	(1,157,395)

Net increase (decrease)	(703,980)	$(12,499,002)	(60,268)	$(3,838,820)	135,946	$2,426,457	189,746	$3,498,117

	SA Franklin Systematic U.S. Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	81,005	$847,658	73,700	$981,198	6,317	$66,015	9,217	$115,460

Reinvested dividends	—	—	4,009,265	40,533,667	—	—	126,304	1,273,144

Shares redeemed	(1,262,801)	(13,339,481)	(2,559,667)	(32,356,831)	(24,144)	(250,718)	(52,544)	(659,196)

Net increase (decrease)	(1,181,796)	$(12,491,823)	1,523,298	$9,158,034	(17,827)	$(184,703)	82,977	$729,408

	SA Franklin Systematic U.S. Large Cap Value Portfolio
	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	1,085,423	$11,107,794	833,530	$10,404,568

Reinvested dividends	—	—	5,503,517	54,539,855

Shares redeemed	(980,568)	(10,024,144)	(2,666,585)	(32,720,123)

Net increase (decrease)	104,855	$1,083,650	3,670,462	$32,224,300

	SA Franklin Tactical Opportunities Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold .	5,730	$62,411	3,100	$34,895	420,944	$4,556,310	1,076,977	$11,876,313

Reinvested dividends	—	—	1,128	11,413	—	—	437,828	4,411,384

Shares redeemed	(75)	(809)	(279)	(3,027)	(162,897)	(1,767,369)	(367,590)	(4,059,328)

Net increase (decrease)	5,655	$61,602	3,949	$43,281	258,047	$2,788,941	1,147,215	$12,228,369

483

	SA Global Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	34	$587	200	$3,154	320,626	$5,289,019	707,433	$11,633,834

Reinvested dividends	—	—	73	1,097	—	—	54,058	815,196

Shares redeemed	(2,626)	(42,167)	(213)	(3,374)	(224,047)	(3,734,713)	(502,064)	(8,104,720)

Net increase (decrease)	(2,592)	$(41,580)	60	$877	96,579	$1,554,306	259,427	$4,344,310

	SA Global Index Allocation 75/25 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	14,259	$241,935	219	$3,524	359,975	$6,214,865	589,855	$9,772,925

Reinvested dividends	—	—	108	1,660	—	—	70,319	1,083,612

Shares redeemed	(188)	(3,234)	(253)	(4,181)	(127,734)	(2,193,384)	(312,209)	(5,202,971)

Net increase (decrease)	14,071	$238,701	74	$1,003	232,241	$4,021,481	347,965	$5,653,566

	SA Global Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,148	$20,335	8,135	$141,515	659,864	$11,700,820	2,067,351	$35,927,971

Reinvested dividends	—	—	7,663	120,926	—	—	582,039	9,143,827

Shares redeemed	(2,816)	(50,102)	(5,644)	(96,974)	(518,511)	(9,200,269)	(882,398)	(15,126,735)

Net increase (decrease)	(1,668)	$(29,767)	10,154	$165,467	141,353	$2,500,551	1,766,992	$29,945,063

	SA Goldman Sachs Global Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	62,065	$574,827	498,507	$4,622,413	6,603	$59,966	17,805	$171,556

Reinvested dividends	—	—	—	—	—	—	—	—

Shares redeemed	(671,282)	(6,221,935)	(1,114,218)	(10,648,486)	(14,310)	(131,486)	(54,714)	(519,122)

Net increase (decrease)	(609,217)	$(5,647,108)	(615,711)	$(6,026,073)	(7,707)	$(71,520)	(36,909)	$(347,566)

	SA Goldman Sachs Global Bond Portfolio
	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	1,850,858	$16,575,588	1,538,890	$14,114,993

Reinvested dividends	—	—	—	—

Shares redeemed	(1,409,648)	(12,734,277)	(3,336,344)	(31,162,649)

Net increase (decrease)	441,210	$3,841,311	(1,797,454)	$(17,047,656)

484

	SA Goldman Sachs Multi-Asset Insights Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	5	$48	237,886	$2,318,575	672,068	$6,642,680

Reinvested dividends	—	—	785	6,925	—	—	225,773	1,982,291

Shares redeemed	(41)	(401)	(63)	(632)	(166,922)	(1,627,506)	(323,451)	(3,149,854)

Net increase (decrease)	(41)	$(401)	727	$6,341	70,964	$691,069	574,390	$5,475,117

	SA Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	75	$933	995,373	$12,576,012	2,377,358	$30,320,820

Reinvested dividends	—	—	1,406	16,262	—	—	969,002	11,191,981

Shares redeemed	(133)	(1,664)	(27,665)	(351,556)	(777,432)	(9,777,513)	(1,355,353)	(17,081,773)

Net increase (decrease)	(133)	$(1,664)	(26,184)	$(334,361)	217,941	$2,798,499	1,991,007	$24,431,028

	SA Index Allocation 80/20 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	62,401	$854,636	30,487	$446,164	682,140	$9,428,138	3,450,799	$48,048,872

Reinvested dividends	—	—	7,695	96,648	—	—	1,606,942	20,102,842

Shares redeemed	(3,639)	(50,681)	(34,742)	(504,740)	(1,186,529)	(16,440,746)	(1,919,292)	(26,464,659)

Net increase (decrease)	58,762	$803,955	3,440	$38,072	(504,389)	$(7,012,608)	3,138,449	$41,687,055

	SA Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	266,661	$3,995,864	227,259	$3,116,398	2,478,839	$35,555,760	7,385,856	$106,455,883

Reinvested dividends	—	—	27,803	359,776	—	—	3,803,133	49,098,452

Shares redeemed	(9,820)	(142,983)	(26,000)	(371,566)	(2,602,300)	(37,554,987)	(3,612,410)	(50,902,978)

Net increase (decrease)	256,841	$3,852,881	229,062	$3,104,608	(123,461)	$(1,999,227)	7,576,579	$104,651,357

	SA International Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,267,715	$15,448,216	5,218,565	$61,238,999	415,613	$5,039,002	807,408	$9,068,995

Reinvested dividends	—	—	1,855,277	18,998,030	—	—	58,807	598,068

Shares redeemed	(3,647,097)	(44,752,747)	(5,235,692)	(59,638,703)	(260,394)	(3,135,655)	(327,354)	(3,725,823)

Net increase (decrease)	(2,379,382)	$(29,304,531)	1,838,150	$20,598,326	155,219	$1,903,347	538,861	$5,941,240

485

	SA Invesco Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	64,847	$384,690	253,717	$1,905,495	4,184	$23,282	20,812	$141,194

Reinvested dividends	—	—	5,069,579	27,527,814	—	—	132,581	650,972

Shares redeemed	(2,010,875)	(11,914,263)	(2,538,216)	(18,902,195)	(21,386)	(115,115)	(36,289)	(257,388)

Net increase (decrease)	(1,946,028)	$(11,529,573)	2,785,080	$10,531,114	(17,202)	$(91,833)	117,104	$534,778

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	634,008	$3,199,087	5,351,235	$37,254,499

Reinvested dividends	—	—	8,443,898	38,841,932

Shares redeemed	(1,423,661)	(7,072,521)	(2,355,855)	(15,198,886)

Net increase (decrease)	(789,653)	$(3,873,434)	11,439,278	$60,897,545

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	121,795	$1,771,555	1,283,631	$26,148,021	416	$5,144	20,189	$298,694

Reinvested dividends	—	—	4,940,877	56,177,771	—	—	152,230	1,650,171

Shares redeemed	(2,663,817)	(37,777,098)	(2,735,489)	(46,718,368)	(28,917)	(393,454)	(106,968)	(1,579,688)

Net increase (decrease)	(2,542,022)	$(36,005,543)	3,489,019	$35,607,424	(28,501)	$(388,310)	65,451	$369,177

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	342,543	$4,413,366	1,714,465	$26,877,620

Reinvested dividends	—	—	3,360,950	35,155,542

Shares redeemed	(1,590,139)	(20,660,617)	(966,737)	(14,935,252)

Net increase (decrease)	(1,247,596)	$(16,247,251)	4,108,678	$47,097,910

	SA JPMorgan Diversified Balanced Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	35,470	$591,021	112,840	$2,063,891	15,575	$255,801	87,455	$1,627,643

Reinvested dividends	—	—	1,310,111	19,690,973	—	—	181,024	2,709,927

Shares redeemed	(585,031)	(9,648,117)	(1,156,790)	(21,062,892)	(73,009)	(1,204,135)	(138,618)	(2,529,354)

Net increase (decrease)	(549,561)	$(9,057,096)	266,161	$691,972	(57,434)	$(948,334)	129,861	$1,808,216

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	433,495	$7,106,877	907,242	$16,959,094

Reinvested dividends	—	—	2,791,866	41,487,135

Shares redeemed	(856,453)	(14,026,197)	(1,229,883)	(22,062,501)

Net increase (decrease)	(422,958)	$(6,919,320)	2,469,225	$36,383,728

486

	SA JPMorgan Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	80,029	$589,783	1,684,152	$15,315,570	2,847	$21,070	14,443	$102,600
Reinvested dividends	—	—	425,732	2,805,573	—	—	12,807	84,142
Shares redeemed	(842,223)	(6,214,102)	(1,696,031)	(13,001,564)	(21,881)	(158,896)	(32,935)	(257,538)

Net increase (decrease)	(762,194)	$(5,624,319)	413,853	$5,119,579	(19,034)	$(137,826)	(5,685)	$(70,796)

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	491,150	$3,588,654	1,647,866	$11,914,108

Reinvested dividends	—	—	660,300	4,291,952

Shares redeemed	(862,984)	(6,251,330)	(1,719,679)	(13,098,450)

Net increase (decrease)	(371,834)	$(2,662,676)	588,487	$3,107,610

	SA JPMorgan Equity-Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	68,253	$2,335,335	196,221	$7,440,545	4,595	$154,776	21,222	$803,072
Reinvested dividends	—	—	3,106,736	105,194,082	—	—	40,144	1,357,266
Shares redeemed	(3,063,724)	(104,556,808)	(4,236,741)	(160,481,038)	(19,856)	(674,512)	(64,780)	(2,438,036)

Net increase (decrease)	(2,995,471)	$(102,221,473)	(933,784)	$(47,846,411)	(15,261)	$(519,736)	(3,414)	$(277,698)

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	866,195	$29,277,291	1,018,562	$38,466,354

Reinvested dividends	—	—	1,245,582	41,776,834

Shares redeemed	(347,013)	(11,747,932)	(1,258,168)	(46,682,507)

Net increase (decrease)	519,182	$17,529,359	1,005,976	$33,560,681

	SA JPMorgan Global Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	36,390	$652,996	56,104	$1,103,733	339	$6,376	5,890	$125,123

Reinvested dividends	—	—	3,185,721	49,378,672	—	—	32,115	496,829

Shares redeemed	(1,200,861)	(21,371,736)	(2,200,236)	(43,918,600)	(8,577)	(149,256)	(25,488)	(491,399)

Net increase (decrease)	(1,164,471)	$(20,718,740)	1,041,589	$6,563,805	(8,238)	$(142,880)	12,517	$130,553

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	81,734	$1,420,346	219,416	$4,272,903

Reinvested dividends	—	—	594,378	9,093,977

Shares redeemed	(223,795)	(3,895,700)	(277,967)	(5,313,637)

Net increase (decrease)	(142,061)	$(2,475,354)	535,827	$8,053,243

487

	SA JPMorgan Large Cap Core Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	94,110	$1,784,593	170,356	$3,906,263	1,513	$29,615	3,871	$86,971

Reinvested dividends	—	—	4,519,120	74,158,751	—	—	45,207	742,298

Shares redeemed	(1,830,436)	(35,208,113)	(2,439,973)	(54,713,303)	(15,825)	(301,475)	(15,566)	(332,101)

Net increase (decrease)	(1,736,326)	$(33,423,520)	2,249,503	$23,351,711	(14,312)	$(271,860)	33,512	$497,168

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	126,748	$2,312,814	384,371	$8,896,614

Reinvested dividends	—	—	1,572,650	25,618,483

Shares redeemed	(540,522)	(10,183,080)	(456,265)	(9,779,473)

Net increase (decrease)	(413,774)	$(7,870,266)	1,500,756	$24,735,624

	SA JPMorgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,575,972	$45,196,130	4,481,117	$36,622,182	47,237	$382,097	37,898	$305,973
Reinvested dividends	—	—	2,961,542	22,596,569	—	—	16,229	123,503
Shares redeemed	(9,182,684)	(74,362,864)	(14,526,357)	(121,051,650)	(34,772)	(280,014)	(207,855)	(1,741,838)

Net increase (decrease)	(3,606,712)	$(29,166,734)	(7,083,698)	$(61,832,899)	12,465	$102,083	(153,728)	$(1,312,362)

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	5,327,808	$42,696,152	4,775,880	$37,598,013

Reinvested dividends	—	—	2,351,114	17,750,909

Shares redeemed	(3,543,819)	(28,354,606)	(16,279,115)	(134,213,338)

Net increase (decrease)	1,783,989	$14,341,546	(9,152,121)	$(78,864,416)

	SA JPMorgan Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	113,754	$1,722,051	195,037	$3,532,916	2,720	$36,443	26,927	$435,909
Reinvested dividends	—	—	4,598,740	60,933,304	—	—	320,850	3,917,573
Shares redeemed	(1,230,498)	(18,685,810)	(1,757,907)	(32,278,687)	(63,063)	(876,272)	(159,360)	(2,699,332)

Net increase (decrease)	(1,116,744)	$(16,963,759)	3,035,870	$32,187,533	(60,343)	$(839,829)	188,417	$1,654,150

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	526,929	$6,926,669	2,500,490	$43,260,876

Reinvested dividends	—	—	7,952,154	92,085,943

Shares redeemed	(904,752)	(11,958,815)	(1,351,522)	(21,256,942)

Net increase (decrease)	(377,823)	$(5,032,146)	9,101,122	$114,089,877

488

	SA Large Cap Growth Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,473,596	$123,478,715	1,359,317	$33,967,851	224,554	$4,344,862	710,076	$15,856,094

Reinvested dividends	—	—	2,186,491	37,498,322	—	—	316,672	5,399,255

Shares redeemed	(1,430,495)	(28,920,247)	(1,529,136)	(33,885,684)	(163,049)	(3,288,685)	(98,209)	(2,157,920)

Net increase (decrease)	5,043,101	$94,558,468	2,016,672	$37,580,489	61,505	$1,056,177	928,539	$19,097,429

	SA Large Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,189,395	$36,718,790	3,872,892	$121,910,193	383,060	$11,770,941	798,751	$25,384,937

Reinvested dividends	—	—	7,177,076	197,154,273	—	—	197,982	5,412,828
Shares redeemed	(5,747,921)	(180,074,081)	(12,187,414)	(389,676,143)	(169,943)	(5,411,899)	(306,976)	(9,724,412)

Net increase (decrease)	(4,558,526)	$(143,355,291)	(1,137,446)	$(70,611,677)	213,117	$6,359,042	689,757	$21,073,353

	SA Large Cap Value Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,908,756	$84,771,790	112,536	$2,031,784	279,674	$4,938,328	1,092,065	$19,653,562

Reinvested dividends	—	—	1,648,454	26,787,371	—	—	257,283	4,155,115

Shares redeemed	(1,554,631)	(28,270,832)	(2,363,175)	(43,104,767)	(73,590)	(1,328,515)	(335,497)	(5,957,434)

Net increase (decrease)	3,354,125	$56,500,958	(602,185)	$(14,285,612)	206,084	$3,609,813	1,013,851	$17,851,243

	SA MFS Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,279,799	$14,549,868	4,443,481	$59,731,231	875	$11,272	6,789	$97,089

Reinvested dividends	—	—	9,550,926	94,840,698	—	—	58,412	575,358

Shares redeemed	(6,742,473)	(80,648,149)	(4,563,446)	(62,060,496)	(9,899)	(114,203)	(25,912)	(363,224)

Net increase (decrease)	(5,462,674)	$(66,098,281)	9,430,961	$92,511,433	(9,024)	$(102,931)	39,289	$309,223

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	487,422	$5,492,261	2,348,447	$29,769,659

Reinvested dividends	—	—	3,469,561	33,689,437

Shares redeemed	(1,831,995)	(21,452,243)	(858,005)	(11,419,392)

Net increase (decrease)	(1,344,573)	$(15,959,982)	4,960,003	$52,039,704

	SA MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	81,937	$1,696,254	723,394	$17,898,530	1,221	$25,982	6,152	$151,337
Reinvested dividends	—	—	7,062,173	132,274,499	—	—	78,268	1,469,080
Shares redeemed	(2,437,000)	(50,765,052)	(3,433,036)	(84,587,250)	(22,643)	(462,546)	(45,070)	(1,082,805)

Net increase (decrease)	(2,355,063)	$(49,068,798)	4,352,531	$65,585,779	(21,422)	$(436,564)	39,350	$537,612

489

	SA MFS Massachusetts Investors Trust Portfolio
	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	160,769	$3,206,719	284,183	$7,031,433

Reinvested dividends	—	—	3,768,426	70,130,413

Shares redeemed	(1,346,414)	(27,847,123)	(1,505,025)	(36,143,397)

Net increase (decrease)	(1,185,645)	$(24,640,404)	2,547,584	$41,018,449

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	101,056	$1,760,227	56,641	$1,071,035	1,949	$33,813	26,967	$509,386

Reinvested dividends	—	—	883,337	14,689,887	—	—	120,310	2,005,562

Shares redeemed	(405,646)	(7,107,581)	(941,979)	(17,740,433)	(52,010)	(913,327)	(156,812)	(2,931,270)

Net increase (decrease)	(304,590)	$(5,347,354)	(2,001)	$(1,979,511)	(50,061)	$(879,514)	(9,535)	$(416,322)

	SA MFS Total Return Portfolio
	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	685,339	$11,939,625	1,039,767	$19,713,273

Reinvested dividends	—	—	2,216,220	36,744,931

Shares redeemed	(920,738)	(16,054,920)	(1,990,492)	(37,012,535)

Net increase (decrease)	(235,399)	$(4,115,295)	1,265,495	$19,445,669

	SA Mid Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	487,491	$6,367,534	1,683,137	$22,736,234	602,885	$7,833,287	1,225,847	$16,585,132

Reinvested dividends	—	—	2,312,465	28,096,450	—	—	355,689	4,289,611
Shares redeemed	(1,541,983)	(20,166,618)	(3,191,948)	(42,153,126)	(78,835)	(1,029,620)	(376,141)	(4,934,908)

Net increase (decrease)	(1,054,492)	$(13,799,084)	803,654	$8,679,558	524,050	$6,803,667	1,205,395	$15,939,835

	SA Morgan Stanley International Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	103,396	$964,493	363,426	$3,418,510	2,411	$22,807	10,855	$94,879

Reinvested dividends	—	—	3,962,581	30,155,239	—	—	111,499	845,159

Shares redeemed	(1,868,349)	(17,444,506)	(3,831,619)	(36,793,018)	(49,227)	(455,461)	(182,245)	(1,745,531)

Net increase (decrease)	(1,764,953)	$(16,480,013)	494,388	$(3,219,269)	(46,816)	$(432,654)	(59,891)	$(805,493)

	SA Morgan Stanley International Equities Portfolio
	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	199,253	$1,850,492	793,080	$6,919,366

Reinvested dividends	—	—	2,118,032	15,991,138

Shares redeemed	(1,246,027)	(11,431,065)	(2,622,286)	(23,802,759)

Net increase (decrease)	(1,046,774)	$(9,580,573)	288,826	$(892,255)

490

	SA PIMCO RAE International Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	42,587	$555,951	80,286	$1,044,533	3,866	$51,230	9,432	$108,056

Reinvested dividends	—	—	1,416,694	15,824,475	—	—	65,681	734,309

Shares redeemed	(1,460,646)	(19,175,938)	(4,904,494)	(68,592,631)	(36,898)	(480,296)	(106,748)	(1,366,099)

Net increase (decrease)	(1,418,059)	$(18,619,987)	(3,407,514)	$(51,723,623)	(33,032)	$(429,066)	(31,635)	$(523,734)

	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	148,688	$1,962,057	1,239,539	$14,100,055

Reinvested dividends	—	—	2,911,052	32,458,235

Shares redeemed	(2,090,660)	(27,015,612)	(6,425,962)	(81,973,876)

Net increase (decrease)	(1,941,972)	$(25,053,555)	(2,275,371)	$(35,415,586)

	SA PIMCO VCP Tactical Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	9	$81	97	$911	615,440	$5,684,982	2,603,762	$23,451,969

Reinvested dividends	—	—	52	452	—	—	296,887	2,535,412

Shares redeemed	(388)	(3,581)	(685)	(6,394)	(7,166,306)	(65,259,896)	(14,145,177)	(129,343,105)

Net increase (decrease)	(379)	$(3,500)	(536)	$(5,031)	(6,550,866)	$(59,574,914)	(11,244,528)	$(103,355,724)

	SA PineBridge High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	812,365	$4,035,505	1,526,681	$7,769,277	2,505	$12,513	32,779	$164,597

Reinvested dividends	—	—	1,584,416	7,335,844	—	—	70,647	327,097

Shares redeemed	(3,529,956)	(17,412,498)	(3,699,672)	(18,566,719)	(66,714)	(328,753)	(166,600)	(827,974)

Net increase (decrease)	(2,717,591)	$(13,376,993)	(588,575)	$(3,461,598)	(64,209)	$(316,240)	(63,174)	$(336,280)

	SA PineBridge High-Yield Bond Portfolio
	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	700,903	$3,461,512	1,789,341	$8,990,178

Reinvested dividends	—	—	1,529,310	7,034,826

Shares redeemed	(1,507,543)	(7,390,481)	(4,497,883)	(22,264,885)

Net increase (decrease)	(806,640)	$(3,928,969)	(1,179,232)	$(6,239,881)

	SA Putnam International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	175,180	$1,893,841	4,389,816	$49,560,040	1,796	$18,960	91,331	$951,769

Reinvested dividends	—	—	1,726,610	15,504,960	—	—	33,261	301,013

Shares redeemed	(2,251,035)	(24,638,450)	(3,382,495)	(34,126,245)	(20,116)	(219,220)	(81,514)	(818,503)

Net increase (decrease)	(2,075,855)	$(22,744,609)	2,733,931	$30,938,755	(18,320)	$(200,260)	43,078	$434,279

491

	SA Putnam International Growth and Income Portfolio
	Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount

Shares sold	171,822	$1,858,156	630,951	$6,180,826

Reinvested dividends	—	—	690,283	6,226,352

Shares redeemed	(585,451)	(6,367,370)	(2,035,593)	(20,666,485)

Net increase (decrease)	(413,629)	$(4,509,214)	(714,359)	$(8,259,307)

	SA Schroders VCP Global Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	313	$2,960	475	$4,747	199,920	$1,854,844	1,270,276	$13,421,343

Reinvested dividends	—	—	4,208	35,349	—	—	8,466,937	71,037,602

Shares redeemed	(675)	(6,197)	(1,058)	(10,850)	(3,309,753)	(30,346,493)	(5,589,934)	(56,454,448)

Net increase (decrease)	(362)	$(3,237)	3,625	$29,246	(3,109,833)	$(28,491,649)	4,147,279	$28,004,497

	SA Small Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	952,869	$10,817,554	2,000,117	$25,097,488	620,617	$6,868,054	1,155,045	$14,234,806

Reinvested dividends	—	—	2,413,516	25,559,137	—	—	479,160	5,035,965

Shares redeemed	(2,316,563)	(25,269,539)	(1,660,472)	(20,168,460)	(92,117)	(1,023,472)	(283,449)	(3,453,810)

Net increase (decrease)	(1,363,694)	$(14,451,985)	2,753,161	$30,488,165	528,500	$5,844,582	1,350,756	$15,816,961

	SA T. Rowe Price Asset Allocation Growth Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	9,083	$110,319	6,292	$82,807	1,131,705	$14,209,074	5,783,002	$76,378,388

Reinvested dividends	—	—	2,621	29,562	—	—	4,046,769	45,607,085

Shares redeemed	(1,195)	(15,269)	(762)	(9,643)	(1,676,717)	(21,084,136)	(1,069,684)	(13,773,640)

Net increase (decrease)	7,888	$95,050	8,151	$102,726	(545,012)	$(6,875,062)	8,760,087	$108,211,833

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	484	$5,455	236,703	$2,456,171	4,573,927	$52,134,627

Reinvested dividends	—	—	3,693	34,529	—	—	21,781,590	203,657,868

Shares redeemed	(1,118)	(11,551)	(1,757)	(20,057)	(8,188,927)	(84,656,595)	(10,049,340)	(112,726,182)

Net increase (decrease)	(1,118)	$(11,551)	2,420	$19,927	(7,952,224)	$(82,200,424)	16,306,177	$143,066,313

	SA VCP Dynamic Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,264	$35,125	459	$5,049	123,561	$1,324,186	5,034,908	$59,128,486

Reinvested dividends	—	—	4,955	49,551	—	—	99,540,211	996,397,508

Shares redeemed	(785)	(8,376)	(1,072)	(12,532)	(55,741,763)	(598,797,879)	(101,044,100)	(1,191,034,763)

Net increase (decrease)	2,479	$26,749	4,342	$42,068	(55,618,202)	$(597,473,693)	3,531,019	$(135,508,769)

492

	SA VCP Dynamic Strategy Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	475	$5,623	319	$4,113	2,101,502	$24,862,506	345,163	$4,230,934

Reinvested dividends	—	—	5,273	58,217	—	—	43,297,278	478,867,896

Shares redeemed	(1,508)	(17,688)	(3,063)	(38,394)	(32,004,207)	(375,952,455)	(69,602,365)	(871,408,495)

Net increase (decrease)	(1,033)	$(12,065)	2,529	$23,936	(29,902,705)	$(351,089,949)	(25,959,924)	$(388,309,665)

	SA VCP Index Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023		For the six months ended July 31, 2023 (unaudited)		For the year ended January 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	52	$566	4,623	$50,809	1,025,503	$11,279,847	3,311,618	$35,969,460

Reinvested dividends	—	—	136	1,380	—	—	179,392	1,810,069

Shares redeemed	(814)	(8,945)	(1,164)	(12,526)	(1,927,374)	(21,151,201)	(2,511,655)	(27,178,031)

Net increase (decrease)	(762)	$(8,379)	3,595	$39,663	(901,871)	$(9,871,354)	979,355	$10,601,498

Note 8. Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended July 31, 2023:

Portfolio	National Financial Services, LLC
SA Fidelity Institutional AM® International Growth	$1,110
SA Fidelity Institutional AM® Real Estate	10,826

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. In addition, the SA BlackRock Multi-Factor 70/30 Portfolio owned 5% or more of the outstanding voting shares of certain companies listed in the Portfolio of Investments. For the six months ended July 31, 2023, transactions in these securities were as follows:

SA BlackRock Multi-Factor 70/30 Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at July 31, 2023
iShares U.S. Fixed Income Balanced Risk Factor ETF — Exchange Traded Fund	$331,580	$—	$16,710,000	$—	$1,938,439	$(381,861)	$80,632	$14,470,332

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,613,794	$136,553	$97,088	$5,744	$60,398	$2,719,401
SA Fixed Income Index Portfolio, Class 1	—	—	16,289,498	1,710,356	647,250	(90,852)	(60,258)	17,201,494
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	17,243,033	1,555,874	679,613	(38,189)	32,730	18,113,835
SA International Index Portfolio, Class 1	—	—	22,171,771	1,151,601	1,818,771	226,791	1,035,047	22,766,439
SA Large Cap Index Portfolio, Class 1	—	—	19,786,415	1,071,895	914,645	222,788	2,469,273	22,635,726
SA Mid Cap Index Portfolio, Class 1	—	—	4,782,704	233,702	363,898	48,296	109,087	4,809,891
SA Small Cap Index Portfolio, Class 1	—	—	1,842,030	241,800	264,986	18,189	41,035	1,878,068

	$—	$—	$84,729,245	$6,101,781	$4,786,251	$392,767	$3,687,312	$90,124,854

†	Includes reinvestments of distributions paid.

493

SA Global Index Allocation 75/25 Allocation

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$4,281,910	$301,390	$98,188	$(6,325)	$120,148	$4,598,935
SA Fixed Income Index Portfolio, Class 1	—	—	10,218,108	1,203,474	245,470	(35,754)	(59,674)	11,080,684
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	10,816,377	1,463,752	265,107	(15,482)	7,256	12,006,796
SA International Index Portfolio, Class 1	—	—	26,309,332	1,823,408	1,494,036	251,859	1,267,143	28,157,706
SA Large Cap Index Portfolio, Class 1	—	—	23,804,780	1,729,764	651,791	184,164	3,078,055	28,144,972
SA Mid Cap Index Portfolio, Class 1	—	—	5,570,088	364,250	220,057	33,212	173,954	5,921,447
SA Small Cap Index Portfolio, Class 1	—	—	3,575,501	331,756	179,108	(9,262)	165,781	3,884,668

	$—	$—	$84,576,096	$7,217,794	$3,153,757	$402,412	$4,752,663	$93,795,208

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$15,751,699	$475,333	$382,199	$(10,978)	$386,685	$16,220,540
SA Fixed Income Index Portfolio, Class 1	—	—	15,384,712	1,075,333	382,199	(54,744)	(85,037)	15,938,065
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	17,355,503	2,270,400	458,638	(27,176)	7,653	19,147,742
SA International Index Portfolio, Class 1	—	—	123,830,320	3,626,792	5,916,176	780,834	6,215,480	128,537,250
SA Large Cap Index Portfolio, Class 1	—	—	100,853,784	4,202,912	3,303,985	1,173,754	12,488,357	115,414,822
SA Mid Cap Index Portfolio, Class 1	—	—	27,681,874	776,919	1,017,295	223,437	720,121	28,385,056
SA Small Cap Index Portfolio, Class 1	—	—	15,885,729	1,278,974	383,482	8,922	707,608	17,497,751

	$—	$—	$316,743,621	$13,706,663	$11,843,974	$2,094,049	$20,440,867	$341,141,226

†	Includes reinvestments of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$45,602,246	$4,244,879	$1,529,866	$(138,197)	$(285,147)	$47,893,915
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	48,895,838	3,144,621	1,606,359	(47,146)	36,250	50,423,204
SA International Index Portfolio, Class 1	—	—	22,566,084	947,566	1,226,686	209,784	1,068,108	23,564,856
SA Large Cap Index Portfolio, Class 1	—	—	94,154,673	3,935,872	4,617,078	1,449,559	10,994,602	105,917,628
SA Mid Cap Index Portfolio, Class 1	—	—	13,712,020	501,393	1,685,405	311,801	44,587	12,884,396
SA Small Cap Index Portfolio, Class 1	—	—	12,500,362	1,100,057	883,936	(10,231)	504,477	13,210,729

	$—	$—	$237,431,223	$13,874,388	$11,549,330	$1,775,570	$12,362,877	$253,894,728

†	Includes reinvestments of distributions paid.

494

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$44,017,254	$2,309,421	$1,414,998	$(132,922)	$(260,189)	$44,518,566
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	46,535,904	4,180,364	1,556,498	(27,624)	(11,990)	49,120,156
SA International Index Portfolio, Class 1	—	—	66,783,501	1,028,661	4,251,747	286,741	3,411,074	67,258,230
SA Large Cap Index Portfolio, Class 1	—	—	224,243,577	3,505,692	10,397,236	2,870,483	26,438,923	246,661,439
SA Mid Cap Index Portfolio, Class 1	—	—	48,218,669	712,987	1,819,200	324,702	1,280,720	48,717,878
SA Small Cap Index Portfolio, Class 1	—	—	23,055,024	1,757,087	1,110,300	(21,841)	976,658	24,656,628

	$—	$—	$452,853,929	$13,494,212	$20,549,979	$3,299,539	$31,835,196	$480,932,897

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$58,333,804	$4,209,185	$1,425,675	$(198,796)	$(345,078)	$60,573,440
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	61,949,530	12,391,022	1,710,809	(58,775)	(64,193)	72,506,775
SA International Index Portfolio, Class 1	—	—	240,895,918	5,495,821	13,560,130	790,889	12,660,245	246,282,743
SA Large Cap Index Portfolio, Class 1	—	—	656,539,889	15,346,109	23,524,780	6,272,497	80,718,534	735,352,249
SA Mid Cap Index Portfolio, Class 1	—	—	128,248,955	2,826,774	2,860,393	274,250	4,272,410	132,761,996
SA Small Cap Index Portfolio, Class 1	—	—	61,692,883	4,414,788	1,931,707	8,932	2,689,972	66,874,868

	$—	$—	$1,207,660,979	$44,683,699	$45,013,494	$7,088,997	$99,931,890	$1,314,352,071

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
American International Group, Inc. — Common Stock	$41,218	$—	$3,862,995	$7,135	$217,784	$27,020	$(216,762)	$3,462,604

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at July 31, 2023
American International Group, Inc. — Common Stock	$11,328	$—	$918,966	$166,029	$23,431	$397	$(7,845)	$1,054,116

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$319,076,980	$10,000,000	$67,331,844	$10,771,998	$38,194,737	$310,711,871
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	14,025,442	—	1,872,168	(936,115)	966,963	12,184,122
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	60,820,867	—	5,616,502	(60,646)	1,249,426	56,393,145
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	26,635,397	—	1,872,167	(186,381)	705,237	25,282,086
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	220,107,885	—	18,097,617	(2,313,102)	1,825,163	201,522,329
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	52,099,832	—	4,992,446	525,271	(1,523,243)	46,109,414
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	147,873,753	—	20,857,060	1,303,115	10,526,571	138,846,379
SA Fixed Income Index Portfolio, Class 1	—	—	103,631,587	—	8,112,725	(492,336)	(365,989)	94,660,537

495

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
SA Fixed Income Intermediate Index Portfolio, Class 1	$—	$—	$109,212,639	$3,000,000	$10,608,948	$(251,960)	$252,472	$101,604,203
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	258,346,301	—	31,493,567	(6,280,623)	4,992,923	225,565,034
SA Franklin Small Company Value Portfolio, Class 1	—	—	81,156,976	—	6,240,557	(2,681,053)	2,997,450	75,232,816
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	62,840,746	—	4,685,418	651,113	5,315,760	64,122,201
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	26,513,420	—	2,496,223	(426,677)	(197,562)	23,392,958
SA International Index Portfolio, Class 1	—	—	78,088,752	—	6,240,558	1,191,099	3,024,095	76,063,388
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	75,581,907	—	8,736,781	(6,582,444)	8,742,937	69,005,619
SA Janus Focused Growth Portfolio, Class 1	—	—	89,379,877	—	13,738,669	(1,364,358)	18,973,187	93,250,037
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	25,613,143	—	2,189,196	533,058	442,031	24,399,036
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	327,305,537	—	52,413,580	3,812,485	(5,058,974)	273,645,468
SA JPMorgan Global Equities Portfolio, Class 1	—	—	139,852,015	—	11,233,003	(449,225)	14,792,485	142,962,272
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	523,998,755	21,000,000	44,307,960	(3,550,654)	304,035	497,444,176
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	91,690,406	—	8,112,725	(2,770,785)	11,224,870	92,031,766
SA Large Cap Growth Index Portfolio, Class 1	—	—	130,199,978	88,500,000	17,943,268	4,636,197	30,151,995	235,544,902
SA Large Cap Index Portfolio, Class 1	—	—	924,963,701	—	80,116,169	35,158,614	81,781,951	961,788,097
SA Large Cap Value Index Portfolio, Class 1	—	—	129,160,010	39,100,000	13,471,030	2,345,291	12,414,636	169,548,907
SA MFS Blue Chip Growth Portfolio, Class 1	—	—	273,392,171	10,000,000	59,904,538	8,902,768	46,299,128	278,689,529
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	279,689,223	—	24,655,204	412,376	22,149,647	277,596,042
SA Mid Cap Index Portfolio, Class 1	—	—	61,246,774	—	4,685,418	1,116,206	758,163	58,435,725
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	136,047,607	—	10,925,976	407,128	7,167,060	132,695,819
SA PIMCO RAE International Value Portfolio, Class 1	—	—	59,276,720	—	4,685,419	(1,305,109)	5,122,887	58,409,079
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	45,581,477	—	3,437,307	(267,852)	2,018,015	43,894,333
SA Putnam International Growth and Income Portfolio, Class 1	—	—	63,524,396	—	5,309,474	(343,281)	4,908,878	62,780,519
SA Small Cap Index Portfolio, Class 1	—	—	67,862,969	—	14,346,525	870,011	255,995	54,642,450
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	107,265,299	—	9,360,836	(4,102,743)	26,043,414	119,845,134
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	488,640,948	20,000,000	41,504,709	(6,350,248)	1,260,798	462,046,789
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	—	—	153,399,506	—	12,481,115	(970,028)	665,048	140,613,411
SA Columbia Focused Value Portfolio, Class 1	—	—	192,512,834	—	15,601,394	2,123,311	(1,565,628)	177,469,123
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	473,539,040	20,000,000	40,563,625	(7,311,078)	2,598,643	448,262,980
SA Multi-Managed International Equity Portfolio, Class 1	—	—	147,885,592	—	11,857,059	1,409,185	6,018,400	143,456,118
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	147,960,295	—	24,731,115	(13,566,949)	43,395,025	153,057,256
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	270,798,424	—	30,910,868	(6,430,297)	16,464,283	249,921,542

496

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	$—	$—	$62,981,739	$—	$4,992,447	$(2,453,408)	$7,841,137	$63,377,021
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	116,878,847	—	8,112,724	407,988	1,495,489	110,669,600
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	67,325,478	—	11,582,262	(1,261,858)	1,361,869	55,843,227
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	187,570,813	—	53,227,578	(18,299,489)	57,185,839	173,229,585

	$—	$—	$7,421,556,058	$211,600,000	$835,655,774	$(14,431,485)	$493,177,246	$7,276,246,045

†	Includes reinvestments of distributions paid.

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$167,721,953	$664,184	$28,543,956	$4,559,860	$21,198,769	$165,600,810
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	100,223,491	351,069	7,782,884	(107,541)	755,223	93,439,358
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	31,170,578	142,325	3,158,197	(33,425)	643,152	28,764,433
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	21,829,510	56,930	1,261,279	(122,325)	569,573	21,072,409
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	89,534,645	360,557	7,988,097	(1,367,126)	1,168,177	81,708,156
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	33,938,792	151,814	3,363,410	(169,950)	(471,285)	30,085,961
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	68,945,905	284,650	6,306,393	295,875	5,288,137	68,508,174
SA Fixed Income Index Portfolio, Class 1	—	—	56,617,979	208,744	4,624,688	(280,645)	(189,202)	51,732,188
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	57,380,278	246,697	5,465,540	(61,632)	60,517	52,160,320
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	216,007,457	768,556	26,166,449	(2,039,317)	1,125,811	189,696,058
SA Franklin Small Company Value Portfolio, Class 1	—	—	31,926,017	113,860	3,522,557	(1,020,066)	1,055,416	28,552,670
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	55,004,313	208,744	7,424,688	846,241	3,994,339	52,628,949
SA Franklin U.S. Systematic Large Cap Value Portfolio, Class 1	—	—	130,033,184	493,394	10,931,080	(3,337,946)	6,227,962	122,485,514
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	25,024,742	113,860	2,522,557	(546,680)	(41,937)	22,027,428
SA International Index Portfolio, Class 1	—	—	72,966,401	284,650	6,306,393	1,218,106	2,732,605	70,895,369
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	15,455,861	85,395	1,896,918	(735,836)	1,180,859	14,089,361
SA Janus Focused Growth Portfolio, Class 1	—	—	131,557,764	531,347	20,930,012	(1,927,932)	27,956,960	137,188,127
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	14,030,363	56,930	1,261,278	(364,293)	902,336	13,364,058
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	251,568,424	891,904	33,644,219	(220,002)	(583,866)	218,012,241

497

SunAmerica Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
SA JPMorgan Global Equities Portfolio, Class 1	$—	$—	$81,816,472	$322,604	$7,447,245	$(106,719)	$8,467,937	$83,053,049
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	239,860,643	967,811	31,441,735	281,821	33,003,279	242,671,819
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	221,333,052	20,929,858	20,600,882	(2,089,551)	714,270	220,286,747
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	51,593,010	218,232	4,839,901	(1,151,926)	5,927,199	51,746,614
SA Large Cap Growth Index Portfolio, Class 1	—	—	71,409,323	31,886,464	9,184,739	2,041,077	14,814,615	110,966,740
SA Large Cap Index Portfolio, Class 1	—	—	477,259,492	1,916,646	42,393,042	18,915,142	41,710,241	497,408,479
SA Large Cap Value Index Portfolio, Class 1	—	—	128,576,105	25,857,254	13,005,534	2,362,081	10,685,527	154,475,433
SA MFS Blue Chip Growth, Class 1	—	—	135,899,139	578,789	17,827,998	(3,732,165)	32,135,659	147,053,424
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	250,883,641	1,005,765	22,282,587	1,296,635	19,097,475	250,000,929
SA Mid Cap Index Portfolio, Class 1	—	—	46,378,051	189,767	4,204,262	944,965	461,699	43,770,220
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	35,490,337	142,325	3,158,197	(488,589)	2,468,691	34,454,567
SA PIMCO RAE International Value Portfolio, Class 1	—	—	100,541,495	370,045	11,203,309	(1,565,934)	7,900,047	96,042,344
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	18,553,339	66,418	1,476,491	(223,175)	937,996	17,858,087
SA Putnam International Growth and Income Portfolio, Class 1	—	—	107,012,541	398,510	11,828,949	2,223,879	5,389,960	103,195,941
SA Small Cap Index Portfolio, Class 1	—	—	35,074,637	132,837	3,032,844	244,248	1,021,781	33,440,659
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	184,905,466	20,787,533	17,452,686	(2,634,324)	653,655	186,259,644
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	—	—	66,282,296	256,185	5,680,754	(390,154)	256,113	60,723,686
SA Columbia Focused Value Portfolio, Class 1	—	—	92,867,052	27,974,417	10,510,654	337,565	681,200	111,349,580
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	164,260,034	10,683,161	15,135,342	(2,445,733)	800,652	158,162,772
SA Multi-Managed International Equity Portfolio, Class 1	—	—	85,835,213	322,604	7,147,244	597,291	3,738,381	83,346,245
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	136,128,169	521,859	30,124,800	(10,739,467)	37,132,326	132,918,087
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	266,658,726	853,951	56,419,177	(4,711,728)	13,115,632	219,497,404
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	59,372,497	237,209	5,260,328	(3,630,119)	8,713,073	59,432,332
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	49,714,606	161,302	3,578,622	(81,157)	906,261	47,122,390
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	95,443,982	303,627	13,906,541	(6,274,152)	6,701,224	82,268,140
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	18,863,829	75,907	2,381,704	(2,435,564)	6,868,890	20,991,358

	$—	$—	$4,792,950,804	$153,176,690	$554,626,162	$(18,870,387)	$337,877,329	$4,710,508,274

†	Includes reinvestments of distributions paid.

498

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2023
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$57,921,466	$3,568,411	$2,400,275	$(327,534)	$(198,287)	$58,563,781
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	61,639,718	3,599,638	2,560,294	(142,165)	114,969	62,651,866
SA International Index Portfolio, Class 1	—	—	48,479,436	854,729	3,320,220	517,281	2,152,519	48,683,745
SA Large Cap Index Portfolio, Class 1	—	—	178,120,968	3,164,243	9,609,780	3,340,086	19,793,085	194,808,602
SA Mid Cap Index Portfolio, Class 1	—	—	32,794,736	537,789	2,767,496	413,093	520,543	31,498,665
SA Small Cap Index Portfolio, Class 1	—	—	20,628,615	1,357,929	1,303,771	(58,011)	857,343	21,482,105

	$—	$—	$399,584,939	$13,082,739	$21,961,836	$3,742,750	$23,240,172	$417,688,764

†	Includes reinvestments of distributions paid.

At July 31, 2023, the following affiliates owned outstanding shares of the following Portfolios:

Holder	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond
USL	3.31%	4.42%	8.11%	10.34%	5.96%	1.49%	4.31%
AGL	66.05%	73.45%	90.46%	84.88%	68.28%	18.15%	70.89%
VALIC	0.31%	0.39%	1.43%	4.78%	0.58%	0.16%	0.48%
Seasons Series Trust Allocation Balanced Portfolio	0.31%	0.24%	—	—	0.73%	0.60%	0.56%
Seasons Series Trust Allocation Growth Portfolio	1.02%	0.66%	—	—	0.56%	4.17%	0.84%
Seasons Series Trust Allocation Moderate Growth Portfolio	1.00%	0.66%	—	—	0.96%	3.24%	1.32%
Seasons Series Trust Allocation Moderate Portfolio	0.52%	0.33%	—	—	0.63%	1.10%	0.78%
SAST SunAmerica VCP Dynamic Allocation Portfolio	17.80%	2.29%	—	—	14.77%	25.71%	14.81%
SAST SunAmerica VCP Dynamic Strategy Portfolio	9.49%	17.56%	—	—	7.53%	21.43%	6.01%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	2.77%	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	4.68%	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	16.50%	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—

499

Holder	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value
USL	0.91%	3.74%	1.81%	1.37%	2.69%	4.46%	0.53%	4.07%
AGL	4.68%	62.15%	13.50%	7.02%	61.22%	58.63%	7.85%	62.67%
VALIC	0.05%	0.18%	0.79%	0.32%	0.11%	0.27%	0.00%	1.17%
Seasons Series Trust Allocation Balanced Portfolio	1.14%	0.64%	2.42%	2.37%	0.38%	0.37%	1.14%	—
Seasons Series Trust Allocation Growth Portfolio	4.97%	1.83%	1.73%	1.19%	1.15%	1.12%	2.91%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	4.49%	1.86%	3.18%	2.41%	1.12%	1.05%	3.30%	—
Seasons Series Trust Allocation Moderate Portfolio	2.00%	0.91%	2.17%	2.10%	0.57%	0.62%	1.50%	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	54.74%	17.36%	17.50%	19.32%	17.79%	24.27%	45.46%	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	27.02%	11.33%	9.57%	9.92%	14.97%	9.21%	37.31%	32.09%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	8.86%	9.59%	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	8.24%	9.34%	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	11.21%	13.78%	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	3.18%	3.44%	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	2.05%	2.28%	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	2.95%	3.64%	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	10.84%	11.91%	—	—	—	—

500

Holder	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20
USL	7.84%	13.11%	9.00%	7.35%	6.90%	18.72%	10.99%	15.20%
AGL	91.35%	84.18%	88.38%	89.85%	77.77%	73.86%	85.26%	81.83%
VALIC	0.81%	2.71%	2.62%	2.80%	0.83%	7.42%	3.75%	2.97%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	—	—	—	7.47%	—	—	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	—	—	—	7.03%	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	—

501

Holder	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity-Income	SA JPMorgan Global Equities
USL	9.55%	0.28%	4.17%	2.45%	5.79%	4.36%	2.61%	1.35%
AGL	86.54%	3.42%	61.92%	42.61%	93.46%	70.07%	44.81%	27.67%
VALIC	3.91%	0.06%	0.22%	0.27%	0.75%	0.31%	0.17%	0.05%
Seasons Series Trust Allocation Balanced Portfolio	—	0.10%	0.45%	0.47%	—	0.45%	0.60%	—
Seasons Series Trust Allocation Growth Portfolio	—	0.68%	1.40%	1.40%	—	2.63%	1.61%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	0.56%	1.25%	1.45%	—	2.25%	1.53%	—
Seasons Series Trust Allocation Moderate Portfolio	—	0.25%	0.67%	0.80%	—	0.89%	0.89%	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	10.11%	24.85%	20.46%	—	12.30%	26.59%	44.86%
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	9.42%	5.07%	30.09%	—	6.74%	21.19%	26.07%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	3.13%	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	8.94%	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	32.73%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	3.03%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	3.74%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	17.08%	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	6.47%	—	—	—	—	—	—

502

Holder	SA JPMorgan Large Cap Core	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust
USL	2.38%	3.17%	4.63%	1.04%	0.29%	1.43%	1.95%	1.71%
AGL	32.52%	48.48%	71.25%	9.62%	3.46%	11.47%	28.06%	39.05%
VALIC	0.30%	0.39%	0.46%	0.24%	0.08%	0.17%	0.31%	0.16%
Seasons Series Trust Allocation Balanced Portfolio	0.74%	1.75%	0.35%	1.31%	0.19%	1.40%	0.73%	0.33%
Seasons Series Trust Allocation Growth Portfolio	2.90%	0.79%	1.17%	3.91%	0.79%	3.86%	2.46%	0.53%
Seasons Series Trust Allocation Moderate Growth Portfolio	2.82%	1.75%	1.08%	3.61%	0.70%	3.89%	2.35%	0.62%
Seasons Series Trust Allocation Moderate Portfolio	1.32%	1.39%	0.56%	1.85%	0.33%	2.08%	1.22%	0.43%
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	29.30%	13.12%	53.31%	31.13%	39.61%	41.19%	30.08%
SAST SunAmerica VCP Dynamic Strategy Portfolio	57.02%	12.98%	7.38%	25.11%	16.11%	36.09%	21.73%	27.09%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	3.43%	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	7.99%	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	23.81%	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	0.73%	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	0.91%	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	3.74%	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	6.31%	—	—	—

Holder	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation
USL	3.63%	1.28%	2.09%	2.98%	9.92%	3.41%	2.16%	10.90%
AGL	96.07%	14.45%	39.33%	64.62%	87.01%	62.48%	37.05%	85.54%
VALIC	0.30%	0.31%	0.26%	0.13%	3.07%	0.66%	0.04%	3.56%
Seasons Series Trust Allocation Balanced Portfolio	—	0.30%	1.08%	0.28%	—	1.70%	1.31%	—
Seasons Series Trust Allocation Growth Portfolio	—	0.92%	4.69%	1.12%	—	1.56%	4.94%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	0.83%	4.11%	1.05%	—	3.22%	4.53%	—
Seasons Series Trust Allocation Moderate Portfolio	—	0.51%	1.84%	0.41%	—	2.08%	1.98%	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	12.96%	36.99%	11.12%	—	17.69%	18.15%	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	9.70%	9.61%	18.29%	—	7.20%	29.84%	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	2.86%	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	10.80%	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	29.43%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	1.07%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	1.31%	—	—	—	—	—	—

503

Holder	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	6.29%	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	6.98%	—	—	—	—	—	—

Holder	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
USL	1.90%	7.35%	9.06%	8.38%	9.90%	12.68%
AGL	18.00%	92.16%	87.98%	90.65%	88.52%	81.44%
VALIC	0.37%	0.49%	2.96%	0.97%	1.58%	5.88%
Seasons Series Trust Allocation Balanced Portfolio	0.34%	—	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	1.02%	—	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	0.92%	—	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	0.49%	—	—	—	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	17.70%	—	—	—	—	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	10.83%	—	—	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	4.28%	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	7.99%	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	21.66%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	0.61%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	1.26%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	5.67%	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	6.96%	—	—	—	—	—

The affiliated funds (SAST and Seasons Series Trust) do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the affiliated within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

Note 9. Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA Fidelity Institutional AM® International Growth, SA Goldman Sachs Global Bond, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA PIMCO RAE International Value and SA Putnam International Growth and Income Portfolios.

The SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA BlackRock VCP Global Multi Asset, SA DFA Ultra Short Bond, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Franklin Tactical Opportunities, SA Goldman Sachs Global Bond, SA JPMorgan MFS Core Bond, SA MFS Total Return, SA PIMCO VCP Tactical Balanced and SA T. Rowe Price VCP Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

504

Note 10. Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended July 31, 2023, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA BlackRock VCP Global Multi Asset	12	$1,854	$1,829,167	6.01%
SA Fidelity Institutional AM® International Growth	1	14,705	1,873,913	6.23
SA Fidelity Institutional AM® Real Estate	1	751	2,187,500	6.18
SA Franklin BW U.S. Large Cap Value	6	511	750,000	6.12
SA Franklin Small Company Value	56	1,009	2,825,000	6.43
SA Franklin Systematic U.S. Large Cap Core	5	643	720,000	6.43
SA Franklin Systematic U.S. Large Cap Value	1	991	2,775,000	6.43
SA Janus Focused Growth	11	766	729,167	6.17
SA JPMorgan Diversified Balanced	4	272	1,650,000	5.93
SA JPMorgan Global Equities	5	1,468	418,750	6.23
SA JPMorgan MFS Core Bond	13	962	605,556	6.29
SA Large Cap Growth Index	1	2,868	306,132	6.27
SA Large Cap Index	18	7,831	5,550,000	6.31
SA Large Cap Value Index	2	1,445	238,971	6.34
SA MFS Blue Chip Growth	16	17,101	4,609,524	6.33
SA MFS Massachusetts Investors Trust	4	2,853	2,662,500	6.43
SA MFS Total Return	8	40	75,000	6.35
SA PIMCO RAE International Value	1	2,958	945,833	6.30
SA PIMCO VCP Tactical Balanced	25	232	260,000	6.43
SA PineBridge High Yield Bond	3	16	100,000	5.93
SA Putnam International Growth & Income	100	498	2,900,000	6.18
SA Schroders VCP Global Allocation	8	15,468	21,650,000	6.43

As of July 31, 2023, there were no borrowings.

Note 11. Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended July 31, 2023, none of the Portfolios participated in this program.

505

Note 12. Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended July 31, 2023, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
SA Invesco Growth Opportunities	$156,597	$—	$—
SA MFS Total Return	1,322,659	—	—
SA T. Rowe Price Asset Allocation Growth	62,923	—	—
SA T. Rowe Price VCP Balanced	138,117	—	—

Note 13. Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolios’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments have taken and may continue to take in respect of pandemic or epidemic diseases have resulted and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolios invests. Government intervention in markets have impacted and may continue to impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect or have affected the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and has negatively affected, and may continue to negatively affect global supply chains, global growth and inflation. In response to the Invasion, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio.

506

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/19	$47.77	$0.01	$1.74	$1.75 (3)	$(0.00)	$—	$(6.14)	$(6.14)	$43.38	4.03%	$1,054,212	0.64	%(1)	0.03	%(1)	56	%(4)
01/31/20	43.38	(0.02)	10.44	10.42	(0.00)	—	(3.10)	(3.10)	50.70	24.48	1,104,442	0.64	(1)	(0.03	)(1)	28
01/31/21	50.70	(0.06)	15.88	15.82	—	—	(5.58)	(5.58)	60.94	31.55	1,263,528	0.64	(1)	(0.10	)(1)	25
01/31/22	60.94	(0.14)	12.31	12.17	—	—	(5.77)	(5.77)	67.34	19.15	1,263,728	0.62		(0.20)		21
01/31/23	67.34	(0.05)	(11.00)	(11.05)	—	—	(9.25)	(9.25)	47.04	(14.81)	1,006,381	0.63	(1)	(0.09	)(1)	32
07/31/23@	47.04	(0.01)	7.93	7.92	—	—	—	—	54.96	16.84	1,048,270	0.63	†(1)	(0.04	)†(1)	13

SA AB Growth Portfolio — Class 2
01/31/19	47.50	(0.05)	1.71	1.66 (3)	—	—	(6.14)	(6.14)	43.02	3.85	76,460	0.79	(1)	(0.12	)(1)	56	(4)
01/31/20	43.02	(0.09)	10.35	10.26	—	—	(3.10)	(3.10)	50.18	24.30	78,983	0.79	(1)	(0.18	)(1)	28
01/31/21	50.18	(0.14)	15.70	15.56	—	—	(5.58)	(5.58)	60.16	31.36	89,625	0.79	(1)	(0.25	)(1)	25
01/31/22	60.16	(0.25)	12.17	11.92	—	—	(5.77)	(5.77)	66.31	18.98	92,511	0.77		(0.35)		21
01/31/23	66.31	(0.13)	(10.85)	(10.98)	—	—	(9.25)	(9.25)	46.08	(14.94)	71,481	0.78	(1)	(0.24	)(1)	32
07/31/23@	46.08	(0.05)	7.77	7.72	—	—	—	—	53.80	16.75	78,408	0.78	†(1)	(0.20	)†(1)	13

SA AB Growth Portfolio — Class 3
01/31/19	47.00	(0.09)	1.68	1.59 (3)	—	—	(6.14)	(6.14)	42.45	3.74	412,105	0.89	(1)	(0.22	)(1)	56	(4)
01/31/20	42.45	(0.13)	10.20	10.07	—	—	(3.10)	(3.10)	49.42	24.18	439,589	0.89	(1)	(0.28	)(1)	28
01/31/21	49.42	(0.19)	15.45	15.26	—	—	(5.58)	(5.58)	59.10	31.23	523,827	0.89	(1)	(0.35	)(1)	25
01/31/22	59.10	(0.31)	11.96	11.65	—	—	(5.77)	(5.77)	64.98	18.86	603,138	0.87		(0.46)		21
01/31/23	64.98	(0.18)	(10.66)	(10.84)	—	—	(9.25)	(9.25)	44.89	(15.04)	540,157	0.88	(1)	(0.34	)(1)	32
07/31/23@	44.89	(0.07)	7.57	7.50	—	—	—	—	52.39	16.71	588,344	0.88	†(1)	(0.29	)†(1)	13

SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/19	19.74	0.07	(1.69)	(1.62)	(0.15)	—	(4.10)	(4.25)	13.87	(7.91)	80,718	0.96	(1)	0.39	(1)	43
01/31/20	13.87	0.11	0.35	0.46	—	—	(0.23)	(0.23)	14.10	3.22	81,549	0.98	(1)	0.78	(1)	31
01/31/21	14.10	0.10	1.38	1.48	(0.10)	—	(0.31)	(0.41)	15.17	10.90 (5)	125,104	0.95	(1)(2)	0.83	(1)(2)	69
01/31/22	15.17	0.17	4.25	4.42	(0.12)	—	(0.12)	(0.24)	19.35	29.09	152,224	0.91	(1)(2)	0.90	(1)(2)	58
01/31/23	19.35	0.14	(1.24)	(1.10)	(0.20)	—	(4.48)	(4.68)	13.57	(2.60)	126,040	0.92	(1)(2)	0.86	(1)(2)	41
07/31/23@	13.57	0.06	0.09	0.15	—	—	—	—	13.72	1.11	116,442	0.92	†(1)(2)	0.92	†(1)(2)	26

SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/19	19.72	0.04	(1.69)	(1.65)	(0.09)	—	(4.10)	(4.19)	13.88	(8.07)	11,091	1.11	(1)	0.23	(1)	43
01/31/20	13.88	0.09	0.35	0.44	—	—	(0.23)	(0.23)	14.09	3.07	9,951	1.13	(1)	0.63	(1)	31
01/31/21	14.09	0.09	1.37	1.46	(0.08)	—	(0.31)	(0.39)	15.16	10.72 (5)	9,921	1.10	(1)(2)	0.71	(1)(2)	69
01/31/22	15.16	0.14	4.25	4.39	(0.10)	—	(0.12)	(0.22)	19.33	28.91	10,768	1.06	(1)(2)	0.74	(1)(2)	58
01/31/23	19.33	0.12	(1.24)	(1.12)	(0.16)	—	(4.48)	(4.64)	13.57	(2.70)	9,265	1.07	(1)(2)	0.71	(1)(2)	41
07/31/23@	13.57	0.05	0.08	0.13	—	—	—	—	13.70	0.96	8,895	1.07	†(1)(2)	0.76	†(1)(2)	26

SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/19	19.56	0.02	(1.67)	(1.65)	(0.06)	—	(4.10)	(4.16)	13.75	(8.18)	433,575	1.21	(1)	0.13	(1)	43
01/31/20	13.75	0.07	0.36	0.43	—	—	(0.23)	(0.23)	13.95	3.03	392,439	1.23	(1)	0.53	(1)	31
01/31/21	13.95	0.07	1.36	1.43	(0.07)	—	(0.31)	(0.38)	15.00	10.60 (5)	415,983	1.20	(1)(2)	0.60	(1)(2)	69
01/31/22	15.00	0.12	4.21	4.33	(0.09)	—	(0.12)	(0.21)	19.12	28.78	447,232	1.16	(1)(2)	0.64	(1)(2)	58
01/31/23	19.12	0.10	(1.23)	(1.13)	(0.15)	—	(4.48)	(4.63)	13.36	(2.85)	407,885	1.17	(1)(2)	0.61	(1)(2)	41
07/31/23@	13.36	0.04	0.09	0.13	—	—	—	—	13.49	0.97	399,749	1.17	†(1)(2)	0.66	†(1)(2)	26

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA AB Growth Class 1	0.00%	0.00%	0.00%	—%	0.00%	0.00%
SA AB Growth Class 2	0.00	0.00	0.00	—	0.00	0.00
SA AB Growth Class 3	0.00	0.00	0.00	—	0.00	0.00
SA AB Small & Mid-Cap Value Class 1	0.01	0.00	0.00	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 2	0.01	0.00	0.00	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 3	0.01	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(1)	01/22(1)	01/23(1)	07/23†@(1)
SA AB Small & Mid-Cap Value Class 1	0.02%	0.05%	0.05%	0.05%
SA AB Small & Mid-Cap Value Class 2	0.02	0.05	0.05	0.05
SA AB Small & Mid-Cap Value Class 3	0.02	0.05	0.05	0.05

(3)	Includes the effect of a merger.
(4)	Excludes purchases/sales due to merger.
(5)	The Portfolio’s performance figure was increased by 0.44% from gains on the disposal of investments due to a trading error.

See Notes to Financial Statements

507

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA BlackRock Multi-Factor 70/30 Portfolio — Class 1
10/13/20#- 01/31/21	$15.00	$0.06	$0.90	$0.96	$(0.08)	$—	$—	$(0.08)	$15.88	6.43%	$106	0.26	%†	1.25	%†	13%
01/31/22	15.88	0.24	1.10	1.34	(0.25)	—	(0.67)	(0.92)	16.30	8.23	115	0.29		1.40		80
01/31/23	16.30	0.29	(1.50)	(1.21)	(0.27)	—	(0.15)	(0.42)	14.67	(7.28)	193	0.30		2.06		61
07/31/23@	14.67	0.17	0.43	0.60	—	—	—	—	15.27	4.09	318	0.32	†	2.40	†	31

SA BlackRock Multi-Factor 70/30 Portfolio — Class 3
10/13/20#- 01/31/21	15.00	0.04	0.91	0.95	(0.08)	—	—	(0.08)	15.87	6.33	19,715	0.55	†	0.94	†	13
01/31/22	15.87	0.19	1.11	1.30	(0.22)	—	(0.67)	(0.89)	16.28	7.98	60,389	0.54		1.17		80
01/31/23	16.28	0.27	(1.52)	(1.25)	(0.24)	—	(0.15)	(0.39)	14.64	(7.52)	83,072	0.55		1.85		61
07/31/23@	14.64	0.15	0.44	0.59	—	—	—	—	15.23	4.03	90,737	0.57	†	2.07	†	31

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
01/31/19	11.95	0.11	(0.59)	(0.48)	(0.19)	—	(0.81)	(1.00)	10.47	(3.95)	121	0.91		0.96		166
01/31/20	10.47	0.12	1.13	1.25	(0.12)	—	(0.43)	(0.55)	11.17	11.95 (2)	137	0.90		1.13		154
01/31/21	11.17	0.07	0.39	0.46	(0.01)	—	(0.25)	(0.26)	11.37	4.15 (4)	143	0.91		0.64	(3)	163
01/31/22	11.37	0.07	0.54	0.61	(0.13)	—	(1.64)	(1.77)	10.21	4.87	825	0.92		0.61		128
01/31/23	10.21	0.10	(0.97)	(0.87)	—	—	(0.15)	(0.15)	9.19	(9.98)	390	0.91		1.11		63
07/31/23@	9.19	0.08	0.33	0.41	—	—	—	—	9.60	4.46	397	0.91	†	1.73	†	31

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/31/19	11.92	0.08	(0.59)	(0.51)	(0.12)	—	(0.81)	(0.93)	10.48	(4.24)	738,703	1.16		0.71		166
01/31/20	10.48	0.10	1.12	1.22	(0.09)	—	(0.43)	(0.52)	11.18	11.67 (2)	822,050	1.15		0.88		154
01/31/21	11.18	0.04	0.39	0.43	(0.00)	—	(0.25)	(0.25)	11.36	3.94 (4)	821,175	1.16		0.39	(3)	163
01/31/22	11.36	0.05	0.52	0.57	(0.10)	—	(1.64)	(1.74)	10.19	4.53	831,628	1.17		0.41		128
01/31/23	10.19	0.08	(0.96)	(0.88)	—	—	(0.15)	(0.15)	9.16	(10.10)	708,378	1.16		0.85		63
07/31/23@	9.16	0.07	0.32	0.39	—	—	—	—	9.55	4.26	706,580	1.16	†	1.48	†	31

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA BlackRock Multi-Factor 70/30 Class 1	—%	—%	2.69%	0.88%	0.54%	0.50%
SA BlackRock Multi-Factor 70/30 Class 3	—	—	2.82	0.82	0.54	0.50
SA BlackRock VCP Global Multi Asset Class 1	(0.00)	0.01	0.08	0.04	(0.00)	0.02
SA BlackRock VCP Global Multi Asset Class 3	(0.00)	0.01	0.08	0.04	(0.00)	0.02

(2)	The Portfolio’s performance figure was increased by 0.02% from gains on the disposal of investments in violation of investment restrictions.
(3)	Includes a one time reimbursement received for interest income received related to prior years. The impact to the ratio of net investment income to average net assets is 0.10%.
(4)	The Portfolio’s performance figure was increased by 0.09% for a reimbursement of interest income from prior years.

See Notes to Financial Statements

508

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets	Portfolio turnover

SA DFA Ultra Short Bond Portfolio — Class 1
01/31/19	$10.56	$0.18	$0.02	$0.20	$(0.12)	$—	$—	$(0.12)	$10.64	1.90%	$208,490	0.50%		1.65%	72	%(1)
01/31/20	10.64	0.20	0.02	0.22	(0.21)	—	—	(0.21)	10.65	2.08	170,367	0.51		1.85	35	(1)
01/31/21	10.65	0.02	(0.01)	0.01	(0.17)	—	—	(0.17)	10.49	0.11	142,266	0.51		0.20	110
01/31/22	10.49	(0.03)	(0.06)	(0.09)	(0.01)	—	—	(0.01)	10.39	(0.90)	128,627	0.50		(0.32)	110
01/31/23	10.39	0.12	(0.20)	(0.08)	—	—	—	—	10.31	(0.77)	140,713	0.51		1.14	115
07/31/23@	10.31	0.13	0.08	0.21	—	—	—	—	10.52	2.04	131,613	0.51	†	2.57 †	41

SA DFA Ultra Short Bond Portfolio — Class 2
01/31/19	10.44	0.16	0.01	0.17	(0.10)	—	—	(0.10)	10.51	1.68	15,715	0.65		1.52	72	(1)
01/31/20	10.51	0.18	0.02	0.20	(0.19)	—	—	(0.19)	10.52	1.95	14,150	0.66		1.69	35	(1)
01/31/21	10.52	0.00	(0.00)	(0.00)	(0.16)	—	—	(0.16)	10.36	(0.03)	14,805	0.66		0.01	110
01/31/22	10.36	(0.05)	(0.06)	(0.11)	—	—	—	—	10.25	(1.06)	12,729	0.65		(0.46)	110
01/31/23	10.25	0.09	(0.18)	(0.09)	—	—	—	—	10.16	(0.88)	10,969	0.66		0.91	115
07/31/23@	10.16	0.12	0.07	0.19	—	—	—	—	10.35	1.87	10,288	0.66	†	2.42 †	41

SA DFA Ultra Short Bond Portfolio — Class 3
01/31/19	10.35	0.15	0.01	0.16	(0.09)	—	—	(0.09)	10.42	1.56	184,763	0.75		1.41	72	(1)
01/31/20	10.42	0.17	0.02	0.19	(0.19)	—	—	(0.19)	10.42	1.80	190,713	0.76		1.58	35	(1)
01/31/21	10.42	(0.01)	(0.00)	(0.01)	(0.15)	—	—	(0.15)	10.26	(0.08)	233,226	0.76		(0.11)	110
01/31/22	10.26	(0.06)	(0.05)	(0.11)	—	—	—	—	10.15	(1.07)	227,418	0.75		(0.56)	110
01/31/23	10.15	0.09	(0.20)	(0.11)	—	—	—	—	10.04	(1.08)	236,563	0.76		0.87	115
07/31/23@	10.04	0.12	0.07	0.19	—	—	—	—	10.23	1.89	233,246	0.76	†	2.32 †	41

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Portfolio Turnover as previously disclosed in the January 31, 2020 and 2019 financial statements has been corrected to exclude the impact of purchases and sales of short-term securities.

See Notes to Financial Statements

509

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Emerging Markets Equity Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.17	$(0.94)	$(0.77)	$(0.17)	$(0.01)	$—	$(0.18)	$14.05	(5.01)%	$86,851	0.58	†(1)%	1.64	†(1)%	0%
01/31/20	14.05	0.32	(0.12)	0.20	—	—	—	—	14.25	1.42	85,824	0.58	(1)	2.27	(1)	21
01/31/21	14.25	0.20	3.74	3.94	(0.33)	—	—	(0.33)	17.86	27.92	116,309	0.58	(1)	1.35	(1)	22
01/31/22	17.86	0.27	(1.45)	(1.18)	(0.17)	—	—	(0.17)	16.51	(6.63)	96,121	0.58	(1)	1.51	(1)	6
01/31/23	16.51	0.32	(2.49)	(2.17)	(0.26)	—	—	(0.26)	14.08	(12.91)	80,212	0.58	(1)	2.28	(1)	5
07/31/23@	14.08	0.19	0.14	0.33	—	—	—	—	14.41	2.34	79,021	0.58	†(1)	2.82	†(1)	2

SA Emerging Markets Equity Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.10	(0.90)	(0.80)	(0.15)	(0.01)	—	(0.16)	14.04	(5.24)	677	0.83	†(1)	1.07	†(1)	0
01/31/20	14.04	0.27	(0.10)	0.17	—	—	—	—	14.21	1.21	3,066	0.83	(1)	2.01	(1)	21
01/31/21	14.21	0.15	3.73	3.88	(0.31)	—	—	(0.31)	17.78	27.61	8,255	0.83	(1)	1.06	(1)	22
01/31/22	17.78	0.22	(1.43)	(1.21)	(0.16)	—	—	(0.16)	16.41	(6.85)	13,994	0.83	(1)	1.31	(1)	6
01/31/23	16.41	0.27	(2.47)	(2.20)	(0.23)	—	—	(0.23)	13.98	(13.15)	17,124	0.83	(1)	2.01	(1)	5
07/31/23@	13.98	0.17	0.14	0.31	—	—	—	—	14.29	2.22	19,131	0.83	†(1)	2.61	†(1)	2

SA Federated Hermes Corporate Bond Portfolio — Class 1
01/31/19	13.41	0.54	(0.48)	0.06	(0.57)	—	(0.10)	(0.67)	12.80	0.62	651,912	0.55		4.15		11
01/31/20	12.80	0.55	1.17	1.72	(0.73)	—	—	(0.73)	13.79	13.61	474,859	0.55		3.99		13
01/31/21	13.79	0.50	0.36	0.86	(0.57)	—	(0.20)	(0.77)	13.88	6.28	483,921	0.55		3.63		22
01/31/22	13.88	0.46	(0.69)	(0.23)	(0.43)	—	(0.04)	(0.47)	13.18	(1.73)	500,170	0.54		3.31		14
01/31/23	13.18	0.43	(1.54)	(1.11)	(0.47)	—	(0.04)	(0.51)	11.56	(8.11)	416,041	0.55		3.57		34
07/31/23@	11.56	0.21	(0.23)	(0.02)	—	—	—	—	11.54	(0.17)	395,807	0.55	†	3.70	†	2

SA Federated Hermes Corporate Bond Portfolio — Class 2
01/31/19	13.40	0.52	(0.48)	0.04	(0.55)	—	(0.10)	(0.65)	12.79	0.43	17,852	0.70		4.00		11
01/31/20	12.79	0.52	1.17	1.69	(0.70)	—	—	(0.70)	13.78	13.44	18,307	0.70		3.82		13
01/31/21	13.78	0.48	0.37	0.85	(0.55)	—	(0.20)	(0.75)	13.88	6.19	16,967	0.70		3.49		22
01/31/22	13.88	0.44	(0.69)	(0.25)	(0.41)	—	(0.04)	(0.45)	13.18	(1.89)	14,538	0.69		3.17		14
01/31/23	13.18	0.41	(1.53)	(1.12)	(0.45)	—	(0.04)	(0.49)	11.57	(8.23)	11,344	0.70		3.42		34
07/31/23@	11.57	0.20	(0.23)	(0.03)	—	—	—	—	11.54	(0.26)	10,405	0.70	†	3.55	†	2

SA Federated Hermes Corporate Bond Portfolio — Class 3
01/31/19	13.32	0.51	(0.48)	0.03	(0.54)	—	(0.10)	(0.64)	12.71	0.34	773,634	0.80		3.90		11
01/31/20	12.71	0.50	1.17	1.67	(0.69)	—	—	(0.69)	13.69	13.33	864,347	0.80		3.72		13
01/31/21	13.69	0.46	0.37	0.83	(0.54)	—	(0.20)	(0.74)	13.78	6.08	933,036	0.80		3.38		22
01/31/22	13.78	0.41	(0.68)	(0.27)	(0.40)	—	(0.04)	(0.44)	13.07	(2.01)	1,058,966	0.79		3.06		14
01/31/23	13.07	0.39	(1.52)	(1.13)	(0.44)	—	(0.04)	(0.48)	11.46	(8.38)	908,233	0.80		3.31		34
07/31/23@	11.46	0.19	(0.22)	(0.03)	—	—	—	—	11.43	(0.26)	944,729	0.80	†	3.45	†	2

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	01/21	01/22	01/23	07/23†@
SA Emerging Markets Equity Index Class 1	0.28%	0.25%	0.10%	0.10%	0.27%	0.16%
SA Emerging Markets Equity Index Class 3	0.45	0.24	0.09	0.12	0.28	0.16

See Notes to Financial Statements

510

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Fidelity Institutional AM® International Growth Portfolio — Class 1
05/01/19#-01/31/20	$15.00	$0.06	$1.69	$1.75	$(0.06)	$—	$(0.02)	$(0.08)	$16.67	11.68%	$313,927	0.88	%†(2)	0.56	%†(2)	90%
01/31/21	16.67	0.06	3.55	3.61	(0.06)	—	(0.57)	(0.63)	19.65	21.78	346,993	0.88	(1)(2)	0.34	(1)(2)	156
01/31/22	19.65	0.01	0.36	0.37	(0.01)	—	(1.53)	(1.54)	18.48	0.89	320,077	0.87	(1)(2)	0.04	(1)(2)	146
01/31/23	18.48	0.05	(2.08)	(2.03)	—	—	(1.60)	(1.60)	14.85	(9.58)	247,531	0.87	(1)(2)	0.30	(1)(2)	93
07/31/23@	14.85	0.05	1.20	1.25	—	—	—	—	16.10	8.42	239,539	0.87	†(1)	0.62	†(1)	48

SA Fidelity Institutional AM® International Growth Portfolio — Class 3
05/01/19#-01/31/20	15.00	0.01	1.73	1.74	(0.05)	—	(0.02)	(0.07)	16.67	11.59	1,346	1.13	†(2)	0.11	†(2)	90
01/31/21	16.67	0.00	3.55	3.55	(0.03)	—	(0.57)	(0.60)	19.62	21.44	3,959	1.13	(1)(2)	0.00	(1)(2)	156
01/31/22	19.62	(0.06)	0.38	0.32	—	—	(1.53)	(1.53)	18.41	0.66	10,010	1.12	(1)(2)	(0.30	)(1)(2)	146
01/31/23	18.41	0.01	(2.07)	(2.06)	—	—	(1.60)	(1.60)	14.75	(9.79)	11,836	1.12	(1)(2)	0.02	(1)(2)	93
07/31/23@	14.75	0.03	1.19	1.22	—	—	—	—	15.97	8.27	13,918	1.12	†(1)	0.35	†(1)	48

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/19	12.78	0.27	0.80	1.07	(0.33)	—	(0.91)	(1.24)	12.61	8.66	81,478	0.82	(1)	2.14	(1)	53
01/31/20	12.61	0.25	1.64	1.89	(0.32)	—	(0.04)	(0.36)	14.14	15.10	88,455	0.83	(1)	1.86	(1)	47
01/31/21	14.14	0.22	(0.74)	(0.52)	(0.25)	—	(0.57)	(0.82)	12.80	(3.60)	101,995	0.82	(1)	1.78	(1)	46
01/31/22	12.80	0.15	3.60	3.75	(0.23)	—	—	(0.23)	16.32	29.24	119,157	0.82	(1)	0.93	(1)	28
01/31/23	16.32	0.26	(2.40)	(2.14)	(0.14)	—	(1.18)	(1.32)	12.86	(11.91)	123,498	0.83	(1)	1.92	(1)	45
07/31/23@	12.86	0.17	(0.38)	(0.21)	—	—	—	—	12.65	(1.63)	108,218	0.84	†(1)	2.79	†(1)	17

SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/19	12.74	0.25	0.80	1.05	(0.30)	—	(0.91)	(1.21)	12.58	8.57	4,777	0.97	(1)	1.99	(1)	53
01/31/20	12.58	0.23	1.63	1.86	(0.30)	—	(0.04)	(0.34)	14.10	14.88	4,677	0.98	(1)	1.71	(1)	47
01/31/21	14.10	0.20	(0.73)	(0.53)	(0.23)	—	(0.57)	(0.80)	12.77	(3.70)	4,061	0.97	(1)	1.60	(1)	46
01/31/22	12.77	0.13	3.59	3.72	(0.21)	—	—	(0.21)	16.28	29.07	4,283	0.97	(1)	0.80	(1)	28
01/31/23	16.28	0.24	(2.40)	(2.16)	(0.11)	—	(1.18)	(1.29)	12.83	(12.07)	3,391	0.98	(1)	1.68	(1)	45
07/31/23@	12.83	0.16	(0.38)	(0.22)	—	—	—	—	12.61	(1.71)	3,174	0.99	†(1)	2.64	†(1)	17

SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/19	12.65	0.24	0.79	1.03	(0.29)	—	(0.91)	(1.20)	12.48	8.43	184,382	1.07	(1)	1.89	(1)	53
01/31/20	12.48	0.22	1.62	1.84	(0.28)	—	(0.04)	(0.32)	14.00	14.85	180,473	1.08	(1)	1.61	(1)	47
01/31/21	14.00	0.18	(0.73)	(0.55)	(0.22)	—	(0.57)	(0.79)	12.66	(3.89)	173,750	1.07	(1)	1.49	(1)	46
01/31/22	12.66	0.11	3.57	3.68	(0.20)	—	—	(0.20)	16.14	28.99	178,847	1.07	(1)	0.72	(1)	28
01/31/23	16.14	0.22	(2.37)	(2.15)	(0.10)	—	(1.18)	(1.28)	12.71	(12.16)	162,316	1.08	(1)	1.59	(1)	45
07/31/23@	12.71	0.15	(0.38)	(0.23)	—	—	—	—	12.48	(1.81)	152,155	1.09	†(1)	2.53	†(1)	17

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA Fidelity Institutional AM® International Growth Class 1	—%	—%	0.00%	0.02%	0.00%	0.04%
SA Fidelity Institutional AM® International Growth Class 3	—	—	0.00	0.02	0.00	0.04
SA Fidelity Institutional AM® Real Estate Class 1	0.01	0.01	0.00	0.00	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 2	0.01	0.01	0.00	0.00	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 3	0.01	0.01	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/20†	01/21(1)	01/22(1)	01/23(1)
SA Fidelity Institutional AM® International Growth Class 1	0.05%	(0.02)%	(0.00)%	(0.00)%
SA Fidelity Institutional AM® International Growth Class 3	0.16	(0.03)	(0.00)	(0.00)

See Notes to Financial Statements

511

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Fixed Income Index Portfolio — Class 1
01/31/19	$10.15	$0.23	$(0.07)	$0.16	$(0.33)	$—	$—	$(0.33)	$9.98	1.66	%(2)	$413,644	0.34%		2.35%		12%
01/31/20	9.98	0.25	0.78	1.03	(0.02)	—	—	(0.02)	10.99	10.34		508,954	0.34		2.37		24
01/31/21	10.99	0.24	0.33	0.57	(0.24)	—	(0.04)	(0.28)	11.28	5.18		518,860	0.34		2.06		22
01/31/22	11.28	0.21	(0.56)	(0.35)	(0.23)	—	(0.13)	(0.36)	10.57	(3.13)		481,451	0.34		1.88		16
01/31/23	10.57	0.22	(1.08)	(0.86)	(0.19)	—	(0.03)	(0.22)	9.49	(7.99)		461,756	0.34		2.30		19
07/31/23@	9.49	0.13	(0.21)	(0.08)	—	—	—	—	9.41	(0.84)		453,603	0.34	†	2.74	†	4

SA Fixed Income Index Portfolio — Class 3
01/31/19	10.12	0.20	(0.06)	0.14	(0.29)	—	—	(0.29)	9.97	1.41	(2)	9,569	0.59		2.12		12
01/31/20	9.97	0.21	0.80	1.01	(0.02)	—	—	(0.02)	10.96	10.12		28,244	0.59		2.10		24
01/31/21	10.96	0.20	0.34	0.54	(0.23)	—	(0.04)	(0.27)	11.23	4.93		63,869	0.59		1.79		22
01/31/22	11.23	0.18	(0.55)	(0.37)	(0.22)	—	(0.13)	(0.35)	10.51	(3.38)		79,032	0.59		1.63		16
01/31/23	10.51	0.20	(1.07)	(0.87)	(0.17)	—	(0.03)	(0.20)	9.44	(8.18)		79,600	0.59		2.05		19
07/31/23@	9.44	0.11	(0.20)	(0.09)	—	—	—	—	9.35	(0.95)		86,378	0.59	†	2.49	†	4

SA Fixed Income Intermediate Index Portfolio — Class 1
01/31/19	9.86	0.20	0.03	0.23	(0.23)	—	—	(0.23)	9.86	2.32		275,675	0.34		2.01		23
01/31/20	9.86	0.21	0.46	0.67	(0.02)	—	—	(0.02)	10.51	6.77		355,130	0.34		2.07		24
01/31/21	10.51	0.19	0.28	0.47	(0.20)	—	—	(0.20)	10.78	4.48		369,686	0.34		1.77		16
01/31/22	10.78	0.15	(0.42)	(0.27)	(0.14)	—	(0.01)	(0.15)	10.36	(2.51)		479,748	0.34		1.38		16
01/31/23	10.36	0.17	(0.62)	(0.45)	(0.14)	—	(0.00)	(0.14)	9.77	(4.28)		474,835	0.34		1.73		24
07/31/23@	9.77	0.11	(0.11)	0.00	—	—	—	—	9.77	0.00		480,079	0.34	†	2.33	†	7

SA Fixed Income Intermediate Index Portfolio — Class 3
01/31/19	9.86	0.17	0.03	0.20	(0.20)	—	—	(0.20)	9.86	2.03		10,426	0.59		1.80		23
01/31/20	9.86	0.18	0.46	0.64	(0.01)	—	—	(0.01)	10.49	6.54		21,526	0.59		1.81		24
01/31/21	10.49	0.16	0.28	0.44	(0.19)	—	—	(0.19)	10.74	4.18		32,017	0.59		1.51		16
01/31/22	10.74	0.12	(0.43)	(0.31)	(0.11)	—	(0.01)	(0.12)	10.31	(2.83)		39,760	0.59		1.13		16
01/31/23	10.31	0.14	(0.61)	(0.47)	(0.12)	—	(0.00)	(0.12)	9.72	(4.52)		41,870	0.59		1.48		24
07/31/23@	9.72	0.10	(0.11)	(0.01)	—	—	—	—	9.71	(0.10)		45,516	0.59	†	2.08	†	7

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA Fixed Income Index Class 1	0.04%	0.03%	0.02%	0.01%	0.02%	0.02%
SA Fixed Income Index Class 3	0.04	0.03	0.01	0.01	0.02	0.03
SA Fixed Income Intermediate Index Class 1	0.05	0.04	0.02	0.01	0.02	0.02
SA Fixed Income Intermediate Index Class 3	0.06	0.04	0.02	0.01	0.02	0.02

(2)	The Portfolio’s performance figure was increased by less than 0.01% from payment by an affiliate.

See Notes to Financial Statements

512

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)		Portfolio turnover

SA Franklin BW U.S. Large Cap Value Portfolio — Class 1
01/31/19	$23.65	$0.40	$(1.79)	$(1.39	)(3)	$(0.40)	$—	$(1.93)	$(2.33)	$19.93	(6.30)%	$823,084	0.70%		1.82%		48	%(4)
01/31/20	19.93	0.43	2.11	2.54		(0.46)	—	(1.88)	(2.34)	20.13	12.66	863,626	0.70		2.05		49
01/31/21	20.13	0.39	0.01	0.40		(0.40)	—	(1.15)	(1.55)	18.98	2.46	909,235	0.70		2.16		79
01/31/22	18.98	0.35	5.16	5.51		(0.43)	—	(0.16)	(0.59)	23.90	28.99	993,576	0.70		1.53		58
01/31/23	23.90	0.45	0.12	0.57		(0.41)	—	(3.92)	(4.33)	20.14	3.71	874,782	0.70		2.05		49
07/31/23@	20.14	0.21	(0.17)	0.04		—	—	—	—	20.18	0.20	788,911	0.70	†	2.20	†	21

SA Franklin BW U.S. Large Cap Value Portfolio — Class 2
01/31/19	23.65	0.37	(1.80)	(1.43	)(3)	(0.36)	—	(1.93)	(2.29)	19.93	(6.46)	44,027	0.85		1.67		48	(4)
01/31/20	19.93	0.40	2.11	2.51		(0.42)	—	(1.88)	(2.30)	20.14	12.53	43,056	0.85		1.90		49
01/31/21	20.14	0.36	0.02	0.38		(0.37)	—	(1.15)	(1.52)	19.00	2.34	40,366	0.85		2.02		79
01/31/22	19.00	0.32	5.15	5.47		(0.40)	—	(0.16)	(0.56)	23.91	28.75	45,417	0.85		1.38		58
01/31/23	23.91	0.42	0.12	0.54		(0.37)	—	(3.92)	(4.29)	20.16	3.57	40,173	0.85		1.90		49
07/31/23@	20.16	0.20	(0.18)	0.02		—	—	—	—	20.18	0.10	38,327	0.85	†	2.05	†	21

SA Franklin BW U.S. Large Cap Value Portfolio — Class 3
01/31/19	23.52	0.34	(1.78)	(1.44	)(3)	(0.33)	—	(1.93)	(2.26)	19.82	(6.52)	489,891	0.95		1.57		48	(4)
01/31/20	19.82	0.38	2.09	2.47		(0.40)	—	(1.88)	(2.28)	20.01	12.38	466,528	0.95		1.80		49
01/31/21	20.01	0.34	0.01	0.35		(0.35)	—	(1.15)	(1.50)	18.86	2.20	471,406	0.95		1.92		79
01/31/22	18.86	0.30	5.11	5.41		(0.38)	—	(0.16)	(0.54)	23.73	28.65	511,607	0.95		1.28		58
01/31/23	23.73	0.40	0.11	0.51		(0.34)	—	(3.92)	(4.26)	19.98	3.47	443,551	0.95		1.80		49
07/31/23@	19.98	0.18	(0.17)	0.01		—	—	—	—	19.99	0.05	436,049	0.95	†	1.94	†	21

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA Franklin BW U.S. Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Franklin BW U.S. Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Franklin BW U.S. Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)	01/20(1)	01/21(1)	01/22(1)	01/23(1)	07/23†@(1)
SA Franklin BW U.S. Large Cap Value Class 1	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
SA Franklin BW U.S. Large Cap Value Class 2	0.05	0.05	0.05	0.05	0.05	0.05
SA Franklin BW U.S. Large Cap Value Class 3	0.05	0.05	0.05	0.05	0.05	0.05

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

513

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Small Company Value Portfolio — Class 1
01/31/19	$23.91	$0.19	$(1.36)	$(1.17)	$(0.24)	$—	$(3.28)	$(3.52)	$19.22	(5.24)%	$133,394	0.97	%(1)	0.84	%(1)	57%
01/31/20	19.22	0.24	1.84	2.08	(0.20)	—	(3.03)	(3.23)	18.07	10.42	134,974	0.98	(1)	1.21	(1)	48
01/31/21	18.07	0.22	1.68	1.90	(0.21)	—	(0.91)	(1.12)	18.85	11.24	155,162	0.97	(1)	1.36	(1)	77
01/31/22	18.85	0.13	3.69	3.82	(0.25)	—	(1.21)	(1.46)	21.21	19.85	143,267	0.96	(1)	0.60	(1)	50
01/31/23	21.21	0.09	(0.33)	(0.24)	(0.14)	—	(4.23)	(4.37)	16.60	1.11	126,372	0.97	(1)	0.47	(1)	52
07/31/23@	16.60	0.07	0.08	0.15	—	—	—	—	16.75	0.90	116,439	0.95	†(1)	0.88	†(1)	40

SA Franklin Small Company Value Portfolio — Class 3
01/31/19	23.68	0.13	(1.33)	(1.20)	(0.17)	—	(3.28)	(3.45)	19.03	(5.39)	194,190	1.21	(1)	0.59	(1)	57
01/31/20	19.03	0.19	1.83	2.02	(0.15)	—	(3.03)	(3.18)	17.87	10.18	183,707	1.23	(1)	0.97	(1)	48
01/31/21	17.87	0.17	1.66	1.83	(0.17)	—	(0.91)	(1.08)	18.62	10.92	196,232	1.22	(1)	1.09	(1)	77
01/31/22	18.62	0.08	3.63	3.71	(0.20)	—	(1.21)	(1.41)	20.92	19.54	212,477	1.21	(1)	0.36	(1)	50
01/31/23	20.92	0.04	(0.33)	(0.29)	(0.08)	—	(4.23)	(4.31)	16.32	0.86	191,890	1.22	(1)	0.23	(1)	52
07/31/23@	16.32	0.05	0.08	0.13	—	—	—	—	16.45	0.80	190,119	1.20	†(1)	0.62	†(1)	40

SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 1
10/07/19#-01/31/20	15.00	0.08	0.98	1.06	(0.06)	—	—	(0.06)	16.00	7.06	129,702	0.70	†(1)	1.69	†(1)	12
01/31/21	16.00	0.26	1.28	1.54	(0.26)	—	(0.14)	(0.40)	17.14	9.60	148,051	0.67	(1)(2)	1.62	(1)(2)	32
01/31/22	17.14	0.27	3.31	3.58	(0.01)	—	—	(0.01)	20.71	20.90	156,026	0.57	(2)	1.34	(2)	32
01/31/23	20.71	0.27	(1.08)	(0.81)	(0.34)	—	(2.17)	(2.51)	17.39	(3.06)	129,967	0.58		1.42		105
07/31/23@	17.39	0.10	1.63	1.73	—	—	—	—	19.12	9.95	129,386	0.60	†	1.13	†	43

SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 3
10/07/19#-01/31/20	15.00	0.05	0.99	1.04	(0.05)	—	—	(0.05)	15.99	6.95	316	0.95	†(1)	1.10	†(1)	12
01/31/21	15.99	0.19	1.29	1.48	(0.23)	—	(0.14)	(0.37)	17.10	9.27	2,284	0.93	(1)(2)	1.25	(1)(2)	32
01/31/22	17.10	0.21	3.33	3.54	—	—	—	—	20.64	20.70	5,840	0.82	(2)	1.07	(2)	32
01/31/23	20.64	0.21	(1.07)	(0.86)	(0.31)	—	(2.17)	(2.48)	17.30	(3.31)	8,177	0.83		1.13		105
07/31/23@	17.30	0.07	1.62	1.69	—	—	—	—	18.99	9.77	11,558	0.85	†	0.85	†	43

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21(2)	01/22(2)	01/23	07/23†@
SA Franklin Small Company Value Class 1	0.05%	0.05%	0.05%	0.05%	0.06%	0.10%
SA Franklin Small Company Value Class 3	0.05	0.05	0.05	0.05	0.06	0.10
SA Franklin Systematic U.S. Large Cap Core Class 1	—	0.02	(0.01)	—	—	—
SA Franklin Systematic U.S. Large Cap Core Class 1	—	0.00	(0.00)	—	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/21	01/22
SA Franklin Systematic U.S. Large Cap Core Class 1	0.00	0.00
SA Franklin Systematic U.S. Large Cap Core Class 1	0.00	0.00

See Notes to Financial Statements

514

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1
01/31/19	$15.14	$0.34	$(0.02)	$0.32	$(0.37)	$—	$(1.76)	$(2.13)	$13.33	1.89%	$184,706	0.64%		2.40%		75%
01/31/20	13.33	0.35	1.40	1.75	(0.38)	—	(0.92)	(1.30)	13.78	13.01	184,213	0.65		2.46		68
01/31/21	13.78	0.35	1.21	1.56	(0.32)	—	(1.77)	(2.09)	13.25	11.91	210,465	0.64		2.73		80
01/31/22	13.25	0.25	2.27	2.52	(0.35)	—	(0.94)	(1.29)	14.48	18.78	190,080	0.66		1.65		166
01/31/23	14.48	0.21	(0.39)	(0.18)	(0.27)	—	(3.24)	(3.51)	10.79	0.36	158,051	0.65		1.60		111
07/31/23@	10.79	0.09	0.19	0.28	—	—	—	—	11.07	2.59	149,101	0.66	†	1.67	†	47

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 2
01/31/19	15.11	0.32	(0.02)	0.30	(0.35)	—	(1.76)	(2.11)	13.30	1.72	6,109	0.79		2.25		75
01/31/20	13.30	0.33	1.40	1.73	(0.36)	—	(0.92)	(1.28)	13.75	12.85	5,552	0.80		2.31		68
01/31/21	13.75	0.33	1.20	1.53	(0.29)	—	(1.77)	(2.06)	13.22	11.74	5,359	0.79		2.59		80
01/31/22	13.22	0.22	2.27	2.49	(0.33)	—	(0.94)	(1.27)	14.44	18.59	5,669	0.82		1.47		166
01/31/23	14.44	0.19	(0.40)	(0.21)	(0.24)	—	(3.24)	(3.48)	10.75	0.17	5,114	0.80		1.44		111
07/31/23@	10.75	0.08	0.20	0.28	—	—	—	—	11.03	2.60	5,047	0.81	†	1.52	†	47

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 3
01/31/19	15.00	0.30	(0.02)	0.28	(0.33)	—	(1.76)	(2.09)	13.19	1.64	156,440	0.89		2.15		75
01/31/20	13.19	0.31	1.38	1.69	(0.34)	—	(0.92)	(1.26)	13.62	12.72	169,757	0.90		2.21		68
01/31/21	13.62	0.31	1.19	1.50	(0.29)	—	(1.77)	(2.06)	13.06	11.58	201,091	0.89		2.47		80
01/31/22	13.06	0.20	2.26	2.46	(0.33)	—	(0.94)	(1.27)	14.25	18.54	239,036	0.92		1.35		166
01/31/23	14.25	0.17	(0.39)	(0.22)	(0.23)	—	(3.24)	(3.47)	10.56	0.05	216,008	0.90		1.35		111
07/31/23@	10.56	0.07	0.20	0.27	—	—	—	—	10.83	2.56	222,518	0.91	†	1.41	†	47

SA Franklin Tactical Opportunities Portfolio — Class 1
01/31/19	10.60	0.18	(0.54)	(0.36)	(0.14)	(0.02)	(0.02)	(0.18)	10.06	(3.38)	133	0.81	(1)(2)	1.80	(1)(2)	45
01/31/20	10.06	0.20	0.98	1.18	(0.17)	—	(0.02)	(0.19)	11.05	11.75	148	0.81	(1)(2)	1.88	(1)(2)	42
01/31/21	11.05	0.15	0.69	0.84	(0.15)	—	(0.04)	(0.19)	11.70	7.65	159	0.81	(1)(2)	1.38	(1)(2)	61
01/31/22	11.70	0.13	1.41	1.54	(0.15)	—	(0.82)	(0.97)	12.27	12.95	183	0.81	(1)(2)	1.05	(1)(2)	46
01/31/23	12.27	0.16	(0.99)	(0.83)	(0.14)	—	(0.50)	(0.64)	10.80	(6.34)	204	0.81	(1)(2)	1.42	(1)(2)	46
07/31/23@	10.80	0.10	0.53	0.63	—	—	—	—	11.43	5.83	280	0.81	†(1)(2)	1.84	†(1)(2)	17

SA Franklin Tactical Opportunities Portfolio — Class 3
01/31/19	10.60	0.15	(0.54)	(0.39)	(0.11)	(0.02)	(0.02)	(0.15)	10.06	(3.63)	34,311	1.06	(1)(2)	1.52	(1)(2)	45
01/31/20	10.06	0.17	0.98	1.15	(0.15)	—	(0.02)	(0.17)	11.04	11.43	55,730	1.06	(1)(2)	1.58	(1)(2)	42
01/31/21	11.04	0.12	0.70	0.82	(0.13)	—	(0.04)	(0.17)	11.69	7.45	70,795	1.06	(1)(2)	1.11	(1)(2)	61
01/31/22	11.69	0.10	1.40	1.50	(0.12)	—	(0.82)	(0.94)	12.25	12.62	78,964	1.06	(1)(2)	0.80	(1)(2)	46
01/31/23	12.25	0.13	(0.99)	(0.86)	(0.11)	—	(0.50)	(0.61)	10.78	(6.57)	81,841	1.06	(1)(2)	1.18	(1)(2)	46
07/31/23@	10.78	0.09	0.53	0.62	—	—	—	—	11.40	5.75	89,497	1.06	†(1)(2)	1.61	†(1)(2)	17

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(2)	01/20(2)	01/21(2)	01/22(2)	01/23(2)	07/23†@(2)
SA Franklin Tactical Opportunities Class 1	1.03%	0.31%	0.16%	0.11%	0.13%	0.17%
SA Franklin Tactical Opportunities Class 3	0.93	0.32	0.16	0.11	0.13	0.17

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA Franklin Tactical Opportunities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Franklin Tactical Opportunities Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

515

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Global Index Allocation 60/40 Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.25	$(0.39)	$(0.14)	$(0.44)	$—	$(0.00)	$(0.44)	$14.42	(0.73)%	$99	0.18	%(1)†	2.35	%(1)†	24%
01/31/20	14.42	(0.01)	1.73	1.72	—	—	(0.04)	(0.04)	16.10	11.95	111	0.18	(1)	(0.08	)(1)	19
01/31/21	16.10	0.44	1.40	1.84	(0.27)	—	(0.18)	(0.45)	17.49	11.48	247	0.18	(1)	2.81	(1)	18
01/31/22	17.49	0.22	0.93	1.15	(0.31)	—	(0.50)	(0.81)	17.83	6.44	96	0.18	(1)	1.15	(1)	13
01/31/23	17.83	0.26	(1.33)	(1.07)	(0.05)	—	(0.15)	(0.20)	16.56	(5.90)	90	0.18	(1)	1.59	(1)	13
07/31/23@	16.56	(0.02)	0.77	0.75	—	—	—	—	17.31	4.53	50	0.18	†(1)	(0.18	)†(1)	6

SA Global Index Allocation 60/40 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.68)	(0.17)	(0.39)	—	(0.00)	(0.39)	14.44	(0.94)	16,244	0.43	(1)†	5.14	(1)†	24
01/31/20	14.44	(0.04)	1.72	1.68	—	—	(0.04)	(0.04)	16.08	11.66	41,422	0.43	(1)	(0.30	)(1)	19
01/31/21	16.08	0.27	1.53	1.80	(0.24)	—	(0.18)	(0.42)	17.46	11.24	68,258	0.43	(1)	1.69	(1)	18
01/31/22	17.46	0.19	0.91	1.10	(0.24)	—	(0.50)	(0.74)	17.82	6.19	86,414	0.43	(1)	1.03	(1)	13
01/31/23	17.82	0.22	(1.33)	(1.11)	(0.01)	—	(0.15)	(0.16)	16.55	(6.14)	84,554	0.43	(1)	1.35	(1)	13
07/31/23@	16.55	(0.04)	0.78	0.74	—	—	—	—	17.29	4.47	90,004	0.43	†(1)	(0.43	)†(1)	6

SA Global Index Allocation 75/25 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.33	(0.62)	(0.29)	(0.42)	—	(0.01)	(0.43)	14.28	(1.72)	114	0.18	(1)†	2.97	(1)†	24
01/31/20	14.28	(0.01)	1.79	1.78	—	—	(0.06)	(0.06)	16.00	12.48	175	0.18	(1)	(0.09	)(1)	17
01/31/21	16.00	0.28	1.82	2.10	(0.25)	—	(0.15)	(0.40)	17.70	13.13	233	0.18	(1)	1.76	(1)	19
01/31/22	17.70	0.24	1.26	1.50	(0.31)	—	(0.37)	(0.68)	18.52	8.36	114	0.18	(1)	1.26	(1)	9
01/31/23	18.52	0.26	(1.39)	(1.13)	(0.06)	—	(0.21)	(0.27)	17.12	(5.97)	107	0.18	(1)	1.58	(1)	10
07/31/23@	17.12	(0.01)	1.01	1.00	—	—	—	—	18.12	5.84	368	0.18	†(1)	(0.18	)†(1)	4

SA Global Index Allocation 75/25 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.81)	(0.30)	(0.38)	—	(0.01)	(0.39)	14.31	(1.86)	21,080	0.43	(1)†	5.20	(1)†	24
01/31/20	14.31	(0.05)	1.79	1.74	—	—	(0.06)	(0.06)	15.99	12.17	40,319	0.43	(1)	(0.32	)(1)	17
01/31/21	15.99	0.24	1.81	2.05	(0.22)	—	(0.15)	(0.37)	17.67	12.82	59,391	0.43	(1)	1.53	(1)	19
01/31/22	17.67	0.19	1.27	1.46	(0.25)	—	(0.37)	(0.62)	18.51	8.13	84,832	0.43	(1)	1.01	(1)	9
01/31/23	18.51	0.23	(1.40)	(1.17)	(0.02)	—	(0.21)	(0.23)	17.11	(6.21)	84,384	0.43	(1)	1.35	(1)	10
07/31/23@	17.11	(0.04)	1.01	0.97	—	—	—	—	18.08	5.67	93,355	0.43	†(1)	(0.43	)†(1)	4

SA Global Index Allocation 90/10 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.77)	(0.47)	(0.42)	—	(0.00)	(0.42)	14.11	(2.87)	114	0.18	(1)†	2.73	(1)†	11
01/31/20	14.11	(0.01)	1.84	1.83	—	(0.04)	(0.10)	(0.14)	15.80	13.00	781	0.18	(1)	(0.07	)(1)	12
01/31/21	15.80	0.30	1.88	2.18	—	—	—	—	17.98	13.80	2,874	0.18	(1)	1.99	(1)	19
01/31/22	17.98	0.24	1.71	1.95	(0.21)	—	(0.20)	(0.41)	19.52	10.75	4,050	0.14	(1)	1.23	(1)	5
01/31/23	19.52	0.28	(1.46)	(1.18)	(0.26)	—	(0.31)	(0.57)	17.77	(5.64)	3,866	0.13		1.58		8
07/31/23@	17.77	(0.01)	1.25	1.24	—	—	—	—	19.01	6.98	4,105	0.13	†	(0.13	)†	4

SA Global Index Allocation 90/10 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.44	(0.93)	(0.49)	(0.37)	—	(0.00)	(0.37)	14.14	(3.01)	73,727	0.43	(1)†	4.53	(1)†	11
01/31/20	14.14	(0.05)	1.84	1.79	—	(0.04)	(0.10)	(0.14)	15.79	12.69	152,486	0.43	(1)	(0.35	)(1)	12
01/31/21	15.79	0.23	1.90	2.13	—	—	—	—	17.92	13.49	208,445	0.43	(1)	1.47	(1)	19
01/31/22	17.92	0.18	1.71	1.89	(0.18)	—	(0.20)	(0.38)	19.43	10.46	309,369	0.39	(1)	0.94	(1)	5
01/31/23	19.43	0.25	(1.47)	(1.22)	(0.22)	—	(0.31)	(0.53)	17.68	(5.90)	312,721	0.38		1.44		8
07/31/23@	17.68	(0.03)	1.25	1.22	—	—	—	—	18.90	6.90	336,886	0.38	†	(0.38	)†	4

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	01/21	01/22	01/23	07/23†@
SA Global Index Allocation 60/40 Class 1	1.96%	0.23%	0.08%	0.01%	0.02%	0.03%
SA Global Index Allocation 60/40 Class 3	0.98	0.23	0.08	0.03	0.02	0.03
SA Global Index Allocation 75/25 Class 1	2.08	0.21	0.10	0.02	0.02	0.03
SA Global Index Allocation 75/25 Class 3	0.80	0.21	0.10	0.03	0.02	0.03
SA Global Index Allocation 90/10 Class 1	0.74	0.01	(0.02)	(0.01)	—	—
SA Global Index Allocation 90/10 Class 3	0.17	0.01	(0.02)	(0.01)	—	—

See Notes to Financial Statements

516

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Goldman Sachs Global Bond Portfolio — Class 1
01/31/19	$11.39	$0.09	$(0.37)	$(0.28)	$(0.43)	$—	$—	$(0.43)	$10.68	(2.27)%	$118,671	0.75%		0.87%		135%
01/31/20	10.68	0.12	0.61	0.73	—	—	—	—	11.41	6.84	101,220	0.73		1.11		288
01/31/21	11.41	0.10	0.85	0.95	(0.07)	—	—	(0.07)	12.29	8.38	90,255	0.77		0.84		396
01/31/22	12.29	0.07	(1.05)	(0.98)	(0.30)	—	—	(0.30)	11.01	(8.04)	87,817	0.72		0.57		417
01/31/23	11.01	0.12	(1.72)	(1.60)	—	—	—	—	9.41	(14.53)	69,263	0.86		1.21		470
07/31/23@	9.41	0.09	(0.32)	(0.23)	—	—	—	—	9.18	(2.44)	61,964	0.89	†	2.04	†	57

SA Goldman Sachs Global Bond Portfolio — Class 2
01/31/19	11.28	0.08	(0.37)	(0.29)	(0.41)	—	—	(0.41)	10.58	(2.37)	5,336	0.90		0.72		135
01/31/20	10.58	0.10	0.61	0.71	—	—	—	—	11.29	6.71	5,016	0.88		0.95		288
01/31/21	11.29	0.08	0.84	0.92	(0.05)	—	—	(0.05)	12.16	8.20	4,762	0.92		0.68		396
01/31/22	12.16	0.05	(1.03)	(0.98)	(0.28)	—	—	(0.28)	10.90	(8.13)	3,938	0.87		0.42		417
01/31/23	10.90	0.10	(1.70)	(1.60)	—	—	—	—	9.30	(14.68)	3,018	1.01		1.05		470
07/31/23@	9.30	0.09	(0.33)	(0.24)	—	—	—	—	9.06	(2.58)	2,871	1.04	†	1.89	†	57

SA Goldman Sachs Global Bond Portfolio — Class 3
01/31/19	11.17	0.07	(0.37)	(0.30)	(0.40)	—	—	(0.40)	10.47	(2.48)	269,700	1.00		0.62		135
01/31/20	10.47	0.09	0.60	0.69	—	—	—	—	11.16	6.59	289,824	0.98		0.85		288
01/31/21	11.16	0.07	0.84	0.91	(0.05)	—	—	(0.05)	12.02	8.12	302,737	1.02		0.58		396
01/31/22	12.02	0.04	(1.03)	(0.99)	(0.27)	—	—	(0.27)	10.76	(8.26)	305,711	0.97		0.32		417
01/31/23	10.76	0.09	(1.68)	(1.59)	—	—	—	—	9.17	(14.78)	244,152	1.12		0.96		470
07/31/23@	9.17	0.08	(0.31)	(0.23)	—	—	—	—	8.94	(2.51)	241,775	1.14	†	1.79	†	57

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
01/31/19	10.56	0.10	(0.60)	(0.50)	(0.12)	—	(0.10)	(0.22)	9.84	(4.60)	108	0.81	(1)	0.96	(1)	167
01/31/20	9.84	0.13	0.92	1.05	(0.22)	—	(0.04)	(0.26)	10.63	10.69	119	0.81	(1)	1.23	(1)	146
01/31/21	10.63	0.05	1.16	1.21	(0.04)	—	(0.12)	(0.16)	11.68	11.40	132	0.81	(1)	0.42	(1)	164
01/31/22	11.68	0.07	1.23	1.30	(0.05)	—	(1.88)	(1.93)	11.05	10.71	146	0.81	(1)	0.57	(1)	163
01/31/23	11.05	0.14	(0.99)	(0.85)	—	—	(0.53)	(0.53)	9.67	(7.26)	135	0.81	(1)	1.38	(1)	138
07/31/23@	9.67	0.12	0.49	0.61	—	—	—	—	10.28	6.31	143	0.83	†(1)	2.42	†(1)	61

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
01/31/19	10.56	0.07	(0.59)	(0.52)	(0.10)	—	(0.10)	(0.20)	9.84	(4.86)	21,985	1.06	(1)	0.72	(1)	167
01/31/20	9.84	0.09	0.93	1.02	(0.20)	—	(0.04)	(0.24)	10.62	10.36	33,620	1.06	(1)	0.93	(1)	146
01/31/21	10.62	0.02	1.16	1.18	(0.02)	—	(0.12)	(0.14)	11.66	11.11	41,712	1.06	(1)	0.16	(1)	164
01/31/22	11.66	0.04	1.23	1.27	(0.03)	—	(1.88)	(1.91)	11.02	10.43	38,343	1.06	(1)	0.34	(1)	163
01/31/23	11.02	0.11	(0.97)	(0.86)	—	—	(0.53)	(0.53)	9.63	(7.37)	39,021	1.07	(1)	1.14	(1)	138
07/31/23@	9.63	0.10	0.48	0.58	—	—	—	—	10.21	6.02	42,118	1.08	†(1)	2.17	†(1)	61

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA Goldman Sachs Multi-Asset Insights Class 1	0.61%	0.28%	0.35%	0.17%	0.30%	0.42%
SA Goldman Sachs Multi-Asset Insights Class 3	0.56	0.29	0.36	0.17	0.30	0.42

See Notes to Financial Statements

517

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Index Allocation 60/40 Portfolio — Class 1
01/31/19	$11.29	$0.23	$(0.53)	$(0.30)	$(0.36)	$—	$(0.06)	$(0.42)	$10.57	(2.36)%	$148	0.18	%(1)	2.13	%(1)	20%
01/31/20	10.57	(0.01)	1.48	1.47	—	—	(0.08)	(0.08)	11.96	13.97	167	0.18	(1)	(0.09	)(1)	16
01/31/21	11.96	0.41	1.14	1.55	(0.19)	—	(0.21)	(0.40)	13.11	12.98	398	0.18	(1)	3.21	(1)	18
01/31/22	13.11	0.30	0.91	1.21	(0.04)	—	(0.15)	(0.19)	14.13	9.12	738	0.15	(1)	2.16	(1)	12
01/31/23	14.13	0.02	(0.98)	(0.96)	(0.20)	—	(0.45)	(0.65)	12.52	(6.38)	326	0.14		0.15		10
07/31/23@	12.52	(0.01)	0.74	0.73	—	—	—	—	13.25	5.83	343	0.15	†	(0.15	)†	5

SA Index Allocation 60/40 Portfolio — Class 3
01/31/19	11.29	0.32	(0.65)	(0.33)	(0.31)	—	(0.06)	(0.37)	10.59	(2.64)	81,977	0.43	(1)	3.00	(1)	20
01/31/20	10.59	(0.04)	1.48	1.44	—	—	(0.08)	(0.08)	11.95	13.66	143,258	0.43	(1)	(0.31	)(1)	16
01/31/21	11.95	0.17	1.34	1.51	(0.16)	—	(0.21)	(0.37)	13.09	12.69	192,400	0.43	(1)	1.43	(1)	18
01/31/22	13.09	0.14	1.04	1.18	(0.01)	—	(0.15)	(0.16)	14.11	8.95	239,442	0.40	(1)	1.02	(1)	12
01/31/23	14.11	0.15	(1.14)	(0.99)	(0.17)	—	(0.45)	(0.62)	12.50	(6.62)	236,977	0.39		1.14		10
07/31/23@	12.50	(0.02)	0.73	0.71	—	—	—	—	13.21	5.68	253,426	0.40	†	(0.40	)†	5

SA Index Allocation 80/20 Portfolio — Class 1
01/31/19	11.73	0.46	(0.96)	(0.50)	(0.38)	—	(0.08)	(0.46)	10.77	(4.00)	1,099	0.18	(1)	4.40	(1)	16
01/31/20	10.77	(0.01)	1.65	1.64	—	—	(0.10)	(0.10)	12.31	15.28	1,797	0.16	(1)	(0.08	)(1)	13
01/31/21	12.31	0.20	1.61	1.81	—	—	(0.07)	(0.07)	14.05	14.74	2,361	0.13		1.61		14
01/31/22	14.05	0.12	1.76	1.88	(0.19)	—	(0.27)	(0.46)	15.47	13.25	2,240	0.13		0.78		8
01/31/23	15.47	0.15	(1.17)	(1.02)	(0.23)	—	(0.45)	(0.68)	13.77	(6.17)	2,041	0.13		1.04		8
07/31/23@	13.77	(0.01)	1.09	1.08	—	—	—	—	14.85	7.84	3,073	0.13	†	(0.13	)†	3

SA Index Allocation 80/20 Portfolio — Class 3
01/31/19	11.72	0.31	(0.83)	(0.52)	(0.33)	—	(0.08)	(0.41)	10.79	(4.24)	166,667	0.43	(1)	2.81	(1)	16
01/31/20	10.79	(0.04)	1.66	1.62	—	—	(0.10)	(0.10)	12.31	15.06	266,559	0.41	(1)	(0.33	)(1)	13
01/31/21	12.31	0.17	1.60	1.77	—	—	(0.07)	(0.07)	14.01	14.41	353,994	0.38		1.37		14
01/31/22	14.01	0.15	1.70	1.85	(0.17)	—	(0.27)	(0.44)	15.42	13.03	457,921	0.38		0.95		8
01/31/23	15.42	0.15	(1.20)	(1.05)	(0.20)	—	(0.45)	(0.65)	13.72	(6.43)	450,620	0.38		1.12		8
07/31/23@	13.72	(0.03)	1.08	1.05	—	—	—	—	14.77	7.65	477,664	0.38	†	(0.38	)†	3

SA Index Allocation 90/10 Portfolio — Class 1
01/31/19	11.95	0.33	(0.96)	(0.63)	(0.39)	—	(0.08)	(0.47)	10.85	(4.96)	1,737	0.13	(1)	3.09	(1)	14
01/31/20	10.85	(0.01)	1.75	1.74	—	—	(0.12)	(0.12)	12.47	16.04	2,645	0.13		(0.04)		12
01/31/21	12.47	0.21	1.67	1.88	—	—	(0.07)	(0.07)	14.28	15.07	4,493	0.12		1.72		15
01/31/22	14.28	0.19	2.01	2.20	(0.19)	—	(0.27)	(0.46)	16.02	15.23	6,573	0.11		1.19		6
01/31/23	16.02	0.34	(1.39)	(1.05)	(0.24)	—	(0.41)	(0.65)	14.32	(6.13)	9,153	0.11		2.45		6
07/31/23@	14.32	(0.01)	1.26	1.25	—	—	—	—	15.57	8.73	13,957	0.12	†	(0.12	)†	4

SA Index Allocation 90/10 Portfolio — Class 3
01/31/19	11.95	0.31	(0.97)	(0.66)	(0.33)	—	(0.08)	(0.41)	10.88	(5.20)	457,590	0.39	(1)	2.83	(1)	14
01/31/20	10.88	(0.04)	1.75	1.71	—	—	(0.12)	(0.12)	12.47	15.72	702,768	0.38		(0.31)		12
01/31/21	12.47	0.17	1.68	1.85	—	—	(0.07)	(0.07)	14.25	14.83	923,121	0.37		1.37		15
01/31/22	14.25	0.15	2.01	2.16	(0.17)	—	(0.27)	(0.44)	15.97	14.94	1,219,687	0.36		0.94		6
01/31/23	15.97	0.16	(1.24)	(1.08)	(0.21)	—	(0.41)	(0.62)	14.27	(6.40)	1,198,066	0.36		1.15		6
07/31/23@	14.27	(0.03)	1.27	1.24	—	—	—	—	15.51	8.69	1,299,931	0.37	†	(0.37	)†	4

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22
SA Index Allocation 60/40 Class 1	0.03%	0.00%	(0.02)%	(0.00)%
SA Index Allocation 60/40 Class 3	0.02	0.01	(0.02)	(0.00)
SA Index Allocation 80/20 Class 1	(0.02)	(0.01)	—	—
SA Index Allocation 80/20 Class 3	(0.02)	(0.01)	—	—
SA Index Allocation 90/10 Class 1	(0.00)	—	—	—
SA Index Allocation 90/10 Class 3	(0.00)	—	—	—

See Notes to Financial Statements

518

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA International Index Portfolio — Class 1
01/31/19	$12.13	$0.26	$(1.83)	$(1.57)	$(0.23)	$—	$(0.02)	$(0.25)	$10.31	(12.86)%	$404,611	0.52	%(1)	2.36	%(1)	8%
01/31/20	10.31	0.27	0.84	1.11	(0.01)	—	—	(0.01)	11.41	10.78	522,664	0.51	(1)	2.44	(1)	12
01/31/21	11.41	0.19	0.83	1.02	(0.24)	—	—	(0.24)	12.19	9.08	631,310	0.51		1.77		9
01/31/22	12.19	0.28	0.67	0.95	(0.18)	—	(0.03)	(0.21)	12.93	7.73	741,330	0.48		2.14		8
01/31/23	12.93	0.30	(0.83)	(0.53)	(0.29)	—	(0.03)	(0.32)	12.08	(3.60)	714,852	0.50		2.64		4
07/31/23@	12.08	0.33	0.36	0.69	—	—	—	—	12.77	5.71	725,643	0.49	†	5.39	†	2

SA International Index Portfolio — Class 3
01/31/19	12.12	0.18	(1.77)	(1.59)	(0.20)	—	(0.02)	(0.22)	10.31	(13.03)	1,593	0.77	(1)	1.78	(1)	8
01/31/20	10.31	0.18	0.90	1.08	(0.01)	—	—	(0.01)	11.38	10.46	5,136	0.75	(1)	1.76	(1)	12
01/31/21	11.38	0.14	0.85	0.99	(0.23)	—	—	(0.23)	12.14	8.85	10,671	0.77		1.30		9
01/31/22	12.14	0.23	0.68	0.91	(0.17)	—	(0.03)	(0.20)	12.85	7.41	18,379	0.73		1.78		8
01/31/23	12.85	0.25	(0.80)	(0.55)	(0.28)	—	(0.03)	(0.31)	11.99	(3.88)	23,620	0.75		2.27		4
07/31/23@	11.99	0.31	0.37	0.68	—	—	—	—	12.67	5.67	26,916	0.74	†	5.16	†	2

SA Invesco Growth Opportunities Portfolio — Class 1
01/31/19	9.60	(0.03)	0.31	0.28	—	—	(1.07)	(1.07)	8.81	2.50	151,042	0.79	(2)	(0.37	)(2)	69
01/31/20	8.81	(0.03)	1.27	1.24	—	—	(1.29)	(1.29)	8.76	14.74	152,418	0.80	(2)	(0.36	)(2)	81
01/31/21	8.76	(0.06)	4.98	4.92	—	—	(1.31)	(1.31)	12.37	58.68	215,397	0.79	(2)	(0.57	)(2)	58
01/31/22	12.37	(0.08)	(1.07)	(1.15)	—	—	(1.51)	(1.51)	9.71	(12.13)	152,667	0.78	(2)	(0.60	)(2)	39
01/31/23	9.71	(0.02)	(1.75)	(1.77)	—	—	(1.96)	(1.96)	5.98	(16.20)	110,756	0.80	(2)	(0.22	)(2)	58
07/31/23@	5.98	(0.01)	0.21	0.20	—	—	—	—	6.18	3.34	102,270	0.82	†(2)	(0.22	)†(2)	29

SA Invesco Growth Opportunities Portfolio — Class 2
01/31/19	9.24	(0.05)	0.30	0.25	—	—	(1.07)	(1.07)	8.42	2.26	2,977	0.94	(2)	(0.52	)(2)	69
01/31/20	8.42	(0.05)	1.22	1.17	—	—	(1.29)	(1.29)	8.30	14.60	2,997	0.95	(2)	(0.51	)(2)	81
01/31/21	8.30	(0.07)	4.70	4.63	—	—	(1.31)	(1.31)	11.62	58.43	4,119	0.94	(2)	(0.72	)(2)	58
01/31/22	11.62	(0.09)	(0.98)	(1.07)	—	—	(1.51)	(1.51)	9.04	(12.22)	3,126	0.93	(2)	(0.75	)(2)	39
01/31/23	9.04	(0.03)	(1.64)	(1.67)	—	—	(1.96)	(1.96)	5.41	(16.29)	2,505	0.95	(2)	(0.37	)(2)	58
07/31/23@	5.41	(0.01)	0.18	0.17	—	—	—	—	5.58	3.14	2,487	0.97	†(2)	(0.38	)†(2)	29

SA Invesco Growth Opportunities Portfolio — Class 3
01/31/19	9.02	(0.06)	0.30	0.24	—	—	(1.07)	(1.07)	8.19	2.21	150,700	1.04	(2)	(0.62	)(2)	69
01/31/20	8.19	(0.05)	1.18	1.13	—	—	(1.29)	(1.29)	8.03	14.52	144,121	1.05	(2)	(0.61	)(2)	81
01/31/21	8.03	(0.07)	4.53	4.46	—	—	(1.31)	(1.31)	11.18	58.28	162,516	1.04	(2)	(0.81	)(2)	58
01/31/22	11.18	(0.10)	(0.93)	(1.03)	—	—	(1.51)	(1.51)	8.64	(12.34)	149,304	1.03	(2)	(0.85	)(2)	39
01/31/23	8.64	(0.03)	(1.58)	(1.61)	—	—	(1.96)	(1.96)	5.07	(16.34)	145,543	1.05	(2)	(0.47	)(2)	58
07/31/23@	5.07	(0.01)	0.16	0.15	—	—	—	—	5.22	2.96	145,875	1.07	†(2)	(0.47	)†(2)	29

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20
SA International Index Class 1	(0.02)%	(0.01)%
SA International Index Class 3	(0.02)	(0.01)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA Invesco Growth Opportunities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Invesco Growth Opportunities Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Invesco Growth Opportunities Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

519

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Janus Focused Growth Portfolio — Class 1
01/31/19	$14.73	$0.02	$0.22	$0.24	$—	$—	$(1.10)	$(1.10)	$13.87	1.55%	$240,132	0.80%		0.12%	49%
01/31/20	13.87	0.03	3.87	3.90	(0.00)	—	(0.84)	(0.84)	16.93	28.67	280,597	0.80		0.14	37
01/31/21	16.93	(0.02)	5.49	5.47	(0.01)	—	(1.40)	(1.41)	20.99	32.65	348,913	0.78		(0.12)	42
01/31/22	20.99	(0.06)	3.21	3.15	—	—	(2.42)	(2.42)	21.72	13.57	344,771	0.78		(0.26)	35
01/31/23	21.72	0.01	(4.97)	(4.96)	—	—	(3.75)	(3.75)	13.01	(20.35)	251,886	0.79		0.08	46
07/31/23@	13.01	0.02	2.77	2.79	—	—	—	—	15.80	21.45	265,821	0.80	†	0.23 †	17

SA Janus Focused Growth Portfolio — Class 2
01/31/19	14.41	(0.01)	0.24	0.23	—	—	(1.10)	(1.10)	13.54	1.51	8,689	0.95		(0.04)	49
01/31/20	13.54	0.00	3.78	3.78	—	—	(0.84)	(0.84)	16.48	28.45	9,148	0.95		(0.01)	37
01/31/21	16.48	(0.05)	5.34	5.29	—	—	(1.40)	(1.40)	20.37	32.42	10,602	0.93		(0.27)	42
01/31/22	20.37	(0.10)	3.13	3.03	—	—	(2.42)	(2.42)	20.98	13.39	10,260	0.93		(0.41)	35
01/31/23	20.98	(0.01)	(4.82)	(4.83)	—	—	(3.75)	(3.75)	12.40	(20.45)	6,874	0.94		(0.07)	46
07/31/23@	12.40	0.01	2.64	2.65	—	—	—	—	15.05	21.37	7,915	0.95	†	0.08 †	17

SA Janus Focused Growth Portfolio — Class 3
01/31/19	14.19	(0.02)	0.23	0.21	—	—	(1.10)	(1.10)	13.30	1.39	123,274	1.05		(0.14)	49
01/31/20	13.30	(0.01)	3.70	3.69	—	—	(0.84)	(0.84)	16.15	28.28	138,322	1.05		(0.11)	37
01/31/21	16.15	(0.07)	5.24	5.17	—	—	(1.40)	(1.40)	19.92	32.34	162,352	1.03		(0.37)	42
01/31/22	19.92	(0.12)	3.06	2.94	—	—	(2.42)	(2.42)	20.44	13.24	176,685	1.03		(0.51)	35
01/31/23	20.44	(0.02)	(4.71)	(4.73)	—	—	(3.75)	(3.75)	11.96	(20.51)	152,452	1.04		(0.16)	46
07/31/23@	11.96	0.00	2.55	2.55	—	—	—	—	14.51	21.32	166,872	1.05	†	(0.02)†	17

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23@†
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)	01/20(1)	01/21(1)	01/22(1)	01/23(1)	07/23@†(1)
SA Janus Focused Growth Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
SA Janus Focused Growth Class 2	0.10	0.10	0.10	0.10	0.10	0.10
SA Janus Focused Growth Class 3	0.10	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

520

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)		Portfolio turnover

SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/19	$21.01	$0.39	$(1.45)	$(1.06)	$(0.31)	$—	$(1.25)	$(1.56)	$18.39	(5.04)%	$71,181	0.70%		1.98%		149%
01/31/20	18.39	0.40	1.76	2.16	(0.44)	—	(1.06)	(1.50)	19.05	11.94	71,644	0.65		2.07		124
01/31/21	19.05	0.25	2.42	2.67	(0.43)	—	(0.51)	(0.94)	20.78	14.25	74,003	0.79		1.32		114
01/31/22	20.78	0.25	1.49	1.74 (3)	(0.15)	—	(1.05)	(1.20)	21.32	8.18	165,419	0.70		1.17		109	(4)
01/31/23	21.32	0.31	(2.34)	(2.03)	(0.23)	—	(2.57)	(2.80)	16.49	(8.27)	132,303	0.71		1.68		73
07/31/23@	16.49	0.17	0.55	0.72	—	—	—	—	17.21	4.37	128,602	0.74	†	2.11	†	39

SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/19	20.97	0.36	(1.45)	(1.09)	(0.28)	—	(1.25)	(1.53)	18.35	(5.19)	11,098	0.85		1.83		149
01/31/20	18.35	0.37	1.75	2.12	(0.40)	—	(1.06)	(1.46)	19.01	11.77	10,305	0.80		1.93		124
01/31/21	19.01	0.22	2.41	2.63	(0.40)	—	(0.51)	(0.91)	20.73	14.06	11,545	0.94		1.15		114
01/31/22	20.73	0.23	1.48	1.71 (3)	(0.14)	—	(1.05)	(1.19)	21.25	8.02	21,160	0.84		1.04		109	(4)
01/31/23	21.25	0.28	(2.34)	(2.06)	(0.20)	—	(2.57)	(2.77)	16.42	(8.41)	18,480	0.86		1.53		73
07/31/23@	16.42	0.16	0.54	0.70	—	—	—	—	17.12	4.26	18,286	0.89	†	1.97	†	39

SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/19	20.89	0.34	(1.44)	(1.10)	(0.27)	—	(1.25)	(1.52)	18.27	(5.27)	177,698	0.95		1.74		149
01/31/20	18.27	0.34	1.74	2.08	(0.39)	—	(1.06)	(1.45)	18.90	11.60	202,789	0.90		1.81		124
01/31/21	18.90	0.20	2.41	2.61	(0.39)	—	(0.51)	(0.90)	20.61	14.00	227,445	1.04		1.05		114
01/31/22	20.61	0.21	1.47	1.68 (3)	(0.12)	—	(1.05)	(1.17)	21.12	7.93	321,115	0.94		0.97		109	(4)
01/31/23	21.12	0.26	(2.33)	(2.07)	(0.18)	—	(2.57)	(2.75)	16.30	(8.53)	288,124	0.96		1.43		73
07/31/23@	16.30	0.15	0.54	0.69	—	—	—	—	16.99	4.23	293,100	0.99	†	1.86	†	39

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23@†
SA JPMorgan Diversified Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Diversified Balanced Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)	01/20(1)	01/21(1)	01/22(1)	01/23(1)	07/23@†(1)
SA JPMorgan Diversified Balanced Class 1	0.06%	0.07%	0.06%	0.02%	0.00%	0.01%
SA JPMorgan Diversified Balanced Class 2	0.06	0.07	0.06	0.02	0.00	0.01
SA JPMorgan Diversified Balanced Class 3	0.06	0.07	0.06	0.02	0.00	0.01

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

521

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)		Portfolio turnover

SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/19	$10.07	$0.19	$(2.05)	$(1.86)	$(0.19)	$—	$—	$(0.19)	$8.02	(18.39)%	$118,832	1.14%		2.24%		72%
01/31/20	8.02	0.17	0.14	0.31	(0.25)	—	—	(0.25)	8.08	3.84	86,133	1.18		2.05		53
01/31/21	8.08	0.11	2.15	2.26	(0.16)	—	—	(0.16)	10.18	28.27 (3)	107,020	1.07		1.31		74
01/31/22	10.18	0.24	(0.58)	(0.34)	(0.18)	—	—	(0.18)	9.66	(3.39)	88,201	1.14		2.35		64
01/31/23	9.66	0.26	(2.05)	(1.79)	(0.23)	—	(0.06)	(0.29)	7.58	(18.05)	72,415	1.16		3.35		66
07/31/23@	7.58	0.13	0.20	0.33	—	—	—	—	7.91	4.35	69,462	1.20	†	3.46	†	32

SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/19	10.02	0.17	(2.04)	(1.87)	(0.17)	—	—	(0.17)	7.98	(18.54)	3,272	1.30		2.04		72
01/31/20	7.98	0.15	0.14	0.29	(0.23)	—	—	(0.23)	8.04	3.67	2,828	1.33		1.88		53
01/31/21	8.04	0.10	2.14	2.24	(0.15)	—	—	(0.15)	10.13	28.09 (3)	3,371	1.22		1.15		74
01/31/22	10.13	0.22	(0.57)	(0.35)	(0.17)	—	—	(0.17)	9.61	(3.53)	3,141	1.29		2.09		64
01/31/23	9.61	0.23	(2.02)	(1.79)	(0.21)	—	(0.06)	(0.27)	7.55	(18.14)	2,426	1.31		3.01		66
07/31/23@	7.55	0.11	0.21	0.32	—	—	—	—	7.87	4.24	2,378	1.35	†	2.94	†	32

SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/19	9.94	0.16	(2.03)	(1.87)	(0.16)	—	—	(0.16)	7.91	(18.67)	133,143	1.40		1.90		72
01/31/20	7.91	0.15	0.14	0.29	(0.22)	—	—	(0.22)	7.98	3.74	125,014	1.43		1.83		53
01/31/21	7.98	0.09	2.11	2.20	(0.14)	—	—	(0.14)	10.04	27.82 (3)	146,241	1.32		1.07		74
01/31/22	10.04	0.21	(0.57)	(0.36)	(0.16)	—	—	(0.16)	9.52	(3.64)	150,043	1.39		2.06		64
01/31/23	9.52	0.23	(2.01)	(1.78)	(0.20)	—	(0.06)	(0.26)	7.48	(18.18)	122,292	1.42		2.98		66
07/31/23@	7.48	0.11	0.20	0.31	—	—	—	—	7.79	4.14	124,427	1.45	†	3.04	†	32

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA JPMorgan Emerging Markets Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Emerging Markets Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Emerging Markets Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)	01/20(1)	01/21(1)	01/22(1)	01/23(1)	07/23†@(1)
SA JPMorgan Emerging Markets Class 1	0.10%	0.12%	0.12%	0.11%	0.12%	0.13%
SA JPMorgan Emerging Markets Class 2	0.10	0.12	0.12	0.11	0.12	0.13
SA JPMorgan Emerging Markets Class 3	0.10	0.12	0.12	0.11	0.12	0.13

(3)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

522

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Equity-Income Portfolio — Class 1
01/31/19	$37.56	$0.81	$(1.83)	$(1.02)	$(0.78)	$—	$(2.29)	$(3.07)	$33.47	(2.95)%	$805,291	0.58	%(2)	2.27	%(2)	19%
01/31/20	33.47	0.76	5.13	5.89	(0.96)	—	(2.63)	(3.59)	35.77	17.88	821,452	0.58		2.10		18
01/31/21	35.77	0.71	0.18	0.89	(0.72)	—	(2.52)	(3.24)	33.42	2.68	838,072	0.57		2.20		30
01/31/22	33.42	0.69	8.63	9.32	(0.74)	—	(1.32)	(2.06)	40.68	27.93	926,960	0.57		1.75		19
01/31/23	40.68	0.80	(0.57)	0.23	(0.77)	—	(4.48)	(5.25)	35.66	1.26	779,389	0.57		2.09		10
07/31/23@	35.66	0.38	(0.25)	0.13	—	—	—	—	35.79	0.36	674,987	0.58	†	2.21	†	5

SA JPMorgan Equity-Income Portfolio — Class 2
01/31/19	37.51	0.76	(1.84)	(1.08)	(0.72)	—	(2.29)	(3.01)	33.42	(3.11)	9,761	0.73	(2)	2.13	(2)	19
01/31/20	33.42	0.70	5.14	5.84	(0.90)	—	(2.63)	(3.53)	35.73	17.75	10,250	0.73		1.95		18
01/31/21	35.73	0.67	0.16	0.83	(0.66)	—	(2.52)	(3.18)	33.38	2.51	9,134	0.72		2.06		30
01/31/22	33.38	0.63	8.61	9.24	(0.69)	—	(1.32)	(2.01)	40.61	27.72	11,767	0.72		1.60		19
01/31/23	40.61	0.74	(0.56)	0.18	(0.71)	—	(4.48)	(5.19)	35.60	1.12	10,194	0.72		1.94		10
07/31/23@	35.6	0.35	-0.24	0.11	—	—	—	—	35.71	0.31	9,679	0.73	†	2.05	†	5

SA JPMorgan Equity-Income Portfolio — Class 3
01/31/19	37.34	0.72	(1.82)	(1.10)	(0.69)	—	(2.29)	(2.98)	33.26	(3.19)	218,826	0.83	(2)	2.03	(2)	19
01/31/20	33.26	0.66	5.12	5.78	(0.87)	—	(2.63)	(3.50)	35.54	17.63	237,776	0.83		1.85		18
01/31/21	35.54	0.62	0.16	0.78	(0.64)	—	(2.52)	(3.16)	33.16	2.37	255,619	0.82		1.94		30
01/31/22	33.16	0.59	8.57	9.16	(0.67)	—	(1.32)	(1.99)	40.33	27.65	326,372	0.82		1.50		19
01/31/23	40.33	0.70	(0.56)	0.14	(0.68)	—	(4.48)	(5.16)	35.31	1.02	321,279	0.82		1.85		10
07/31/23@	35.31	0.32	-0.24	0.08	—	—	—	—	35.39	0.23	340,416	0.83	†	1.94	†	5

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA JPMorgan Equity-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)
SA JPMorgan Equity-Income Class 1	0.00%
SA JPMorgan Equity-Income Class 2	0.00
SA JPMorgan Equity-Income Class 3	0.00

See Notes to Financial Statements

523

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA JPMorgan Global Equities Portfolio — Class 1
01/31/19	$24.55	$0.36	$(2.38)	$(2.02)	$(0.43)	$—	$(3.19)	$(3.62)	$18.91	(8.58)%	$426,558	0.77	%(1)(2)	1.62	%(1)(2)	61%
01/31/20	18.91	0.27	1.41	1.68	(0.46)	—	(1.61)	(2.07)	18.52	9.09	330,323	0.81	(1)	1.37	(1)	66
01/31/21	18.52	0.35	1.60	1.95	(0.27)	—	(0.50)	(0.77)	19.70	10.85	332,093	0.79	(1)	2.00	(1)	74
01/31/22	19.70	0.27	3.41	3.68	(0.39)	—	—	(0.39)	22.99	18.63	321,424	0.80	(1)	1.17	(1)	49
01/31/23	22.99	0.30	(2.10)	(1.80)	(0.37)	—	(3.62)	(3.99)	17.20	(5.92)	258,370	0.82	(1)	1.53	(1)	32
07/31/23@	17.20	0.13	1.73	1.86	—	—	—	—	19.06	10.81	264,176	0.83	†	1.46	†	26

SA JPMorgan Global Equities Portfolio — Class 2
01/31/19	24.50	0.33	(2.39)	(2.06)	(0.39)	—	(3.19)	(3.58)	18.86	(8.76)	3,743	0.93	(1)(2)	1.47	(1)(2)	61
01/31/20	18.86	0.22	1.43	1.65	(0.42)	—	(1.61)	(2.03)	18.48	8.97	3,592	0.96	(1)	1.15	(1)	66
01/31/21	18.48	0.33	1.59	1.92	(0.24)	—	(0.50)	(0.74)	19.66	10.68	3,134	0.94	(1)	1.85	(1)	74
01/31/22	19.66	0.23	3.40	3.63	(0.36)	—	—	(0.36)	22.93	18.41	3,182	0.95	(1)	1.02	(1)	49
01/31/23	22.93	0.27	(2.09)	(1.82)	(0.33)	—	(3.62)	(3.95)	17.16	(6.06)	2,596	0.97	(1)	1.38	(1)	32
07/31/23@	17.16	0.11	1.73	1.84	—	—	—	—	19.00	10.72	2,719	0.98	†	1.30	†	26

SA JPMorgan Global Equities Portfolio — Class 3
01/31/19	24.37	0.30	(2.37)	(2.07)	(0.37)	—	(3.19)	(3.56)	18.74	(8.86)	34,288	1.02	(1)(2)	1.36	(1)(2)	61
01/31/20	18.74	0.19	1.44	1.63	(0.41)	—	(1.61)	(2.02)	18.35	8.89	36,256	1.06	(1)	1.03	(1)	66
01/31/21	18.35	0.30	1.58	1.88	(0.23)	—	(0.50)	(0.73)	19.50	10.53	40,619	1.04	(1)	1.73	(1)	74
01/31/22	19.50	0.20	3.38	3.58	(0.35)	—	—	(0.35)	22.73	18.32	52,707	1.05	(1)	0.90	(1)	49
01/31/23	22.73	0.24	(2.07)	(1.83)	(0.32)	—	(3.62)	(3.94)	16.96	(6.19)	48,427	1.07	(1)	1.26	(1)	32
07/31/23@	16.96	0.10	1.72	1.82	—	—	—	—	18.78	10.73	50,941	1.08	†	1.21	†	26

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23
SA JPMorgan Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)
SA JPMorgan Global Equities Class 1	0.00%
SA JPMorgan Global Equities Class 2	0.00
SA JPMorgan Global Equities Class 3	0.00

See Notes to Financial Statements

524

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA JPMorgan Large Cap Core Portfolio ## — Class 1
01/31/19	$23.67	$0.27	$(1.17)	$(0.90)	$(0.26)	$—	$(1.41)	$(1.67)	$21.10	(4.03)%	$305,771	0.78%		1.08%		65%
01/31/20	21.10	0.23	4.12	4.35	(0.29)	—	(2.60)	(2.89)	22.56	21.35	323,843	0.79		1.00		39
01/31/21	22.56	0.19	2.72	2.91	(0.25)	—	(1.61)	(1.86)	23.61	13.19	345,113	0.76	(1)(2)	0.88	(1)(2)	52
01/31/22	23.61	0.15	4.75	4.90	(0.18)	—	(1.24)	(1.42)	27.09	20.40	393,771	0.71	(1)(2)	0.55	(1)(2)	52
01/31/23	27.09	0.15	(3.51)	(3.36)	(0.24)	—	(5.56)	(5.80)	17.93	(10.40)	301,022	0.73	(1)(2)	0.66	(1)(2)	62
07/31/23@	17.93	0.10	2.54	2.64	—	—	—	—	20.57	14.72	309,549	0.73	†(1)(2)	1.03	†(1)(2)	93

SA JPMorgan Large Cap Core Portfolio ## — Class 2
01/31/19	23.66	0.23	(1.17)	(0.94)	(0.22)	—	(1.41)	(1.63)	21.09	(4.21)	3,732	0.93		0.93		65
01/31/20	21.09	0.20	4.12	4.32	(0.25)	—	(2.60)	(2.85)	22.56	21.20	3,507	0.94		0.87		39
01/31/21	22.56	0.16	2.71	2.87	(0.21)	—	(1.61)	(1.82)	23.61	13.02	3,673	0.91	(1)(2)	0.74	(1)(2)	52
01/31/22	23.61	0.11	4.74	4.85	(0.14)	—	(1.24)	(1.38)	27.08	20.20	3,636	0.86	(1)(2)	0.41	(1)(2)	52
01/31/23	27.08	0.11	(3.49)	(3.38)	(0.20)	—	(5.56)	(5.76)	17.94	(10.52)	3,010	0.88	(1)(2)	0.51	(1)(2)	62
07/31/23@	17.94	0.08	2.54	2.62	—	—	—	—	20.56	14.60	3,156	0.88	†(1)(2)	0.88	†(1)(2)	93

SA JPMorgan Large Cap Core Portfolio ## — Class 3
01/31/19	23.56	0.21	(1.16)	(0.95)	(0.20)	—	(1.41)	(1.61)	21.00	(4.26)	94,762	1.03		0.83		65
01/31/20	21.00	0.17	4.10	4.27	(0.23)	—	(2.60)	(2.83)	22.44	21.05	101,676	1.04		0.76		39
01/31/21	22.44	0.14	2.69	2.83	(0.19)	—	(1.61)	(1.80)	23.47	12.90	108,689	1.01	(1)(2)	0.63	(1)(2)	52
01/31/22	23.47	0.08	4.72	4.80	(0.12)	—	(1.24)	(1.36)	26.91	20.11	118,427	0.96	(1)(2)	0.31	(1)(2)	52
01/31/23	26.91	0.09	(3.48)	(3.39)	(0.17)	—	(5.56)	(5.73)	17.79	(10.61)	104,992	0.98	(1)(2)	0.40	(1)(2)	62
07/31/23@	17.79	0.07	2.52	2.59	—	—	—	—	20.38	14.56	111,842	0.98	†(1)(2)	0.77	†(1)(2)	93

##	See Note 1
†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(2)	01/22(2)	01/23(2)	07/23@†(2)
SA JPMorgan Large Cap Core Class 1	0.01%	0.05%	0.05%	0.05%
SA JPMorgan Large Cap Core Class 2	0.01	0.05	0.05	0.05
SA JPMorgan Large Cap Core Class 3	0.01	0.05	0.05	0.05

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/21	01/22	01/23	07/23@†
SA JPMorgan Large Cap Core Class 1	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Large Cap Core Class 2	0.00	0.00	0.00	0.00
SA JPMorgan Large Cap Core Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

525

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/19	$8.86	$0.23	$(0.08)	$0.15	$(0.22)	$—	$—	$(0.22)	$8.79	1.76%	$931,054	0.54%		2.60%		35%
01/31/20	8.79	0.25	0.65	0.90	(0.28)	—	—	(0.28)	9.41	10.32	1,085,375	0.53		2.72		61
01/31/21	9.41	0.21	0.31	0.52	(0.26)	—	—	(0.26)	9.67	5.53	1,058,040	0.54		2.18		98
01/31/22	9.67	0.18	(0.40)	(0.22)	(0.25)	—	(0.08)	(0.33)	9.12	(2.34)	1,068,190	0.53		1.90		115
01/31/23	9.12	0.22	(0.98)	(0.76)	(0.21)	—	—	(0.21)	8.15	(8.17)	896,640	0.53		2.67		82
07/31/23@	8.15	0.14	(0.19)	(0.05)	—	—	—	—	8.10	(0.61)	896,640	0.54	†	3.57	†	21

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/19	8.83	0.21	(0.08)	0.13	(0.20)	—	—	(0.20)	8.76	1.59	7,626	0.69		2.44		35
01/31/20	8.76	0.24	0.64	0.88	(0.26)	—	—	(0.26)	9.38	10.18	7,594	0.68		2.57		61
01/31/21	9.38	0.19	0.31	0.50	(0.24)	—	—	(0.24)	9.64	5.40	7,951	0.69		2.03		98
01/31/22	9.64	0.17	(0.41)	(0.24)	(0.23)	—	(0.08)	(0.31)	9.09	(2.50)	7,289	0.68		1.75		115
01/31/23	9.09	0.21	(0.98)	(0.77)	(0.19)	—	—	(0.19)	8.13	(8.29)	5,268	0.68		2.49		82
07/31/23@	8.13	0.14	(0.20)	(0.06)	—	—	—	—	8.07	(0.74)	5,268	0.69	†	3.42	†	21

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/19	8.77	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)	8.70	1.50	840,537	0.79		2.35		35
01/31/20	8.70	0.22	0.65	0.87	(0.26)	—	—	(0.26)	9.31	10.03	935,477	0.78		2.47		61
01/31/21	9.31	0.18	0.31	0.49	(0.23)	—	—	(0.23)	9.57	5.34	982,225	0.79		1.93		98
01/31/22	9.57	0.15	(0.39)	(0.24)	(0.23)	—	(0.08)	(0.31)	9.02	(2.58)	991,411	0.78		1.65		115
01/31/23	9.02	0.20	(0.98)	(0.78)	(0.18)	—	—	(0.18)	8.06	(8.46)	812,464	0.78		2.41		82
07/31/23@	8.06	0.13	(0.19)	(0.06)	—	—	—	—	8.00	(0.74)	812,464	0.79	†	3.32	†	21

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA JPMorgan MFS Core Bond Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
SA JPMorgan MFS Core Bond Class 2	0.10	0.10	0.10	0.10	0.10	0.10
SA JPMorgan MFS Core Bond Class 3	0.10	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

526

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/19	$19.59	$(0.04)	$0.04	$(0.00)		$—	$—	$(2.37)	$(2.37)	$17.22	0.05%	$209,126	0.81	%(2)	(0.23	)%(2)	57%
01/31/20	17.22	(0.04)	4.77	4.73		—	—	(1.70)	(1.70)	20.25	28.33	235,464	0.81		(0.23)		43
01/31/21	20.25	(0.08)	8.65	8.57		(0.04)	—	(2.94)	(2.98)	25.84	43.80	274,202	0.80		(0.34)		64
01/31/22	25.84	(0.12)	(0.09)	(0.21	)(3)	—	—	(3.16)	(3.16)	22.47	(2.91)	307,277	0.79	(2)	(0.44	)(2)	81	(4)
01/31/23	22.47	(0.06)	(2.71)	(2.77)		—	—	(4.86)	(4.86)	14.84	(9.72)	247,991	0.79	(2)	(0.32	)(2)	42
07/31/23@	14.84	(0.02)	1.48	1.46		—	—	—	—	16.30	9.84	254,165	0.79	†(2)	(0.28	)†(2)	29

SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/19	18.96	(0.07)	0.04	(0.03)		—	—	(2.37)	(2.37)	16.56	(0.11)	14,192	0.96	(2)	(0.37	)(2)	57
01/31/20	16.56	(0.07)	4.58	4.51		—	—	(1.70)	(1.70)	19.37	28.12	15,345	0.96		(0.38)		43
01/31/21	19.37	(0.11)	8.26	8.15		(0.01)	—	(2.94)	(2.95)	24.57	43.59	18,887	0.95		(0.49)		64
01/31/22	24.57	(0.15)	(0.06)	(0.21	)(3)	—	—	(3.16)	(3.16)	21.20	(3.07)	19,013	0.94	(2)	(0.59	)(2)	81	(4)
01/31/23	21.20	(0.08)	(2.59)	(2.67)		—	—	(4.86)	(4.86)	13.67	(9.84)	14,834	0.94	(2)	(0.48	)(2)	42
07/31/23@	13.67	(0.03)	1.36	1.33		—	—	—	—	15.00	9.73	15,374	0.94	†(2)	(0.43	)†(2)	29

SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/19	18.58	(0.08)	0.04	(0.04)		—	—	(2.37)	(2.37)	16.17	(0.17)	147,794	1.06	(2)	(0.47	)(2)	57
01/31/20	16.17	(0.08)	4.45	4.37		—	—	(1.70)	(1.70)	18.84	27.94	168,978	1.06		(0.48)		43
01/31/21	18.84	(0.12)	8.02	7.90		—	—	(2.94)	(2.94)	23.80	43.49	225,018	1.05		(0.59)		64
01/31/22	23.80	(0.17)	(0.04)	(0.21	)(3)	—	—	(3.16)	(3.16)	20.43	(3.17)	361,316	1.04	(2)	(0.69	)(2)	81	(4)
01/31/23	20.43	(0.09)	(2.52)	(2.61)		—	—	(4.86)	(4.86)	12.96	(9.93)	347,093	1.04	(2)	(0.57	)(2)	42
07/31/23@	12.96	(0.03)	1.28	1.25		—	—	—	—	14.21	9.65	375,364	1.04	†(2)	(0.53	)†(2)	29

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)	01/20(1)	01/21(1)	01/22(1)	01/23(1)	07/23†@(1)
SA JPMorgan Mid-Cap Growth Class 1	0.00%	—%	—%	0.00%	0.01%	0.01%
SA JPMorgan Mid-Cap Growth Class 2	0.00	—	—	0.00	0.01	0.01
SA JPMorgan Mid-Cap Growth Class 3	0.00	—	—	0.00	0.01	0.01

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

527

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Large Cap Growth Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.13	$0.48	$0.61	$(0.12)	$—	$(0.04)	$(0.16)	$15.45	4.11%	$246,649	0.35	%†	1.13	%†	30%
01/31/20	15.45	0.20	3.53	3.73	(0.01)	—	(0.01)	(0.02)	19.16	24.10	271,291	0.35		1.15		33
01/31/21	19.16	0.15	5.40	5.55	(0.26)	—	(0.51)	(0.77)	23.94	29.12	295,788	0.35		0.73		32
01/31/22	23.94	0.10	5.09	5.19	(0.17)	—	(1.56)	(1.73)	27.40	21.21	300,040	0.35		0.38		31
01/31/23	27.40	0.14	(5.58)	(5.44)	(0.10)	—	(3.27)	(3.37)	18.59	(18.85)	241,019	0.35		0.64		39
07/31/23@	18.59	0.09	3.23	3.32	—	—	—	—	21.91	17.86	394,685	0.35	†	0.97	†	13

SA Large Cap Growth Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.09	0.49	0.58	(0.09)	—	(0.04)	(0.13)	15.45	3.92	579	0.60	†	0.86	†	30
01/31/20	15.45	0.14	3.54	3.68	(0.00)	—	(0.01)	(0.01)	19.12	23.81	7,134	0.60		0.85		33
01/31/21	19.12	0.09	5.38	5.47	(0.21)	—	(0.51)	(0.72)	23.87	28.79	16,655	0.60		0.45		32
01/31/22	23.87	0.03	5.08	5.11	(0.15)	—	(1.56)	(1.71)	27.27	20.91	31,767	0.60		0.11		31
01/31/23	27.27	0.09	(5.56)	(5.47)	(0.06)	—	(3.27)	(3.33)	18.47	(19.07)	38,667	0.60		0.40		39
07/31/23@	18.47	0.07	3.21	3.28	—	—	—	—	21.75	17.76	46,871	0.60	†	0.75	†	13

SA Large Cap Index Portfolio — Class 1
01/31/19	23.61	0.39	(1.04)	(0.65)	(0.72)	—	(0.64)	(1.36)	21.60	(2.66)	2,068,135	0.33		1.74		11
01/31/20	21.60	0.39	4.17	4.56	(0.01)	—	(0.06)	(0.07)	26.09	21.14	2,512,185	0.31		1.62		3
01/31/21	26.09	0.43	3.95	4.38	(0.43)	—	(0.40)	(0.83)	29.64	16.92	2,910,408	0.27		1.65		7
01/31/22	29.64	0.38	6.45	6.83	(0.46)	—	(0.59)	(1.05)	35.42	22.92	3,318,184	0.25		1.10		9
01/31/23	35.42	0.43	(3.62)	(3.19)	(0.41)	—	(1.85)	(2.26)	29.97	(8.43)	2,773,017	0.26		1.35		2
07/31/23@	29.97	0.22	3.78	4.00	—	—	—	—	33.97	13.35	2,988,520	0.27	†	1.42	†	1

SA Large Cap Index Portfolio — Class 3
01/31/19	23.59	0.33	(1.03)	(0.70)	(0.64)	—	(0.64)	(1.28)	21.61	(2.93)	11,828	0.59		1.50		11
01/31/20	21.61	0.32	4.18	4.50	(0.00)	—	(0.06)	(0.06)	26.05	20.86	21,992	0.56		1.36		3
01/31/21	26.05	0.36	3.94	4.30	(0.39)	—	(0.40)	(0.79)	29.56	16.64	35,693	0.52		1.38		7
01/31/22	29.56	0.29	6.44	6.73	(0.43)	—	(0.59)	(1.02)	35.27	22.62	71,748	0.50		0.84		9
01/31/23	35.27	0.34	(3.60)	(3.26)	(0.35)	—	(1.85)	(2.20)	29.81	(8.68)	81,202	0.52		1.10		2
07/31/23@	29.81	0.18	3.76	3.94	—	—	—	—	33.75	13.22	99,126	0.52	†	1.16	†	1

SA Large Cap Value Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.03)	0.27	(0.30)	—	(0.03)	(0.33)	14.94	1.97	235,084	0.35	†	2.63	†	31
01/31/20	14.94	0.36	2.33	2.69	(0.01)	—	(0.01)	(0.02)	17.61	18.00	268,749	0.35		2.21		38
01/31/21	17.61	0.45	(0.09)	0.36	(0.36)	—	(1.48)	(1.84)	16.13	2.41	285,441	0.35		2.85		29
01/31/22	16.13	0.33	3.59	3.92	(0.44)	—	(0.24)	(0.68)	19.37	24.29	319,358	0.35		1.73		36
01/31/23	19.37	0.34	0.01	0.35	(0.35)	—	(1.48)	(1.83)	17.89	2.74	284,161	0.35		1.89		42
07/31/23@	17.89	0.15	1.33	1.48	—	—	—	—	19.37	8.27	372,569	0.35	†	1.66	†	5

SA Large Cap Value Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.21	0.03	0.24	(0.25)	—	(0.03)	(0.28)	14.96	1.75	1,296	0.60	†	2.11	†	31
01/31/20	14.96	0.30	2.35	2.65	(0.00)	—	(0.01)	(0.01)	17.60	17.74	5,985	0.60		1.90		38
01/31/21	17.60	0.39	(0.08)	0.31	(0.35)	—	(1.48)	(1.83)	16.08	2.10	12,905	0.60		2.57		29
01/31/22	16.08	0.27	3.60	3.87	(0.43)	—	(0.24)	(0.67)	19.28	24.03	31,593	0.60		1.46		36
01/31/23	19.28	0.29	—	0.29	(0.32)	—	(1.48)	(1.80)	17.77	2.45	47,147	0.60		1.63		42
07/31/23@	17.77	0.13	1.32	1.45	—	—	—	—	19.22	8.16	54,934	0.60	†	1.44	†	5

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19		01/20	01/21	01/22	01/23	07/23†@
SA Large Cap Growth Index Class 1	0.05	%†	0.05%	0.01%	0.01%	0.02%	0.02%
SA Large Cap Growth Index Class 3	0.16	†	0.07	0.00	0.01	0.02	0.02
SA Large Cap Index Class 1	0.11		0.12	0.14	0.14	0.14	0.14
SA Large Cap Index Class 3	0.11		0.12	0.14	0.14	0.14	0.14
SA Large Cap Value Index Class 1	0.05	†	0.05	0.02	0.01	0.01	0.02
SA Large Cap Value Index Class 3	0.14	†	0.05	0.02	0.01	0.01	0.02
See Notes to Financial Statements

528

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1
01/31/19	$14.06	$0.08	$(0.48)	$(0.40)	$(0.06)	$—	$(1.04)	$(1.10)	$12.56	(3.12	)%(1)	$554,507	0.69%		0.59%		66%
01/31/20	12.56	0.08	2.67	2.75	(0.09)	—	(1.49)	(1.58)	13.73	22.80		577,795	0.69		0.59		53
01/31/21	13.73	0.04	3.80	3.84	(0.09)	—	(1.39)	(1.48)	16.09	28.66		572,522	0.68		0.25		60
01/31/22	16.09	0.01	3.20	3.21	(0.04)	—	(2.06)	(2.10)	17.20	19.12		560,053	0.68		0.06		49
01/31/23	17.20	0.07	(3.42)	(3.35)	—	—	(2.97)	(2.97)	10.88	(17.83)		456,948	0.70		0.50		52
07/31/23@	10.88	0.01	2.39	2.40	—		—	—	13.28	22.06		484,925	0.70	†	0.20	†	25

SA MFS Blue Chip Growth Portfolio — Class 2
01/31/19	14.01	0.06	(0.49)	(0.43)	(0.03)	—	(1.04)	(1.07)	12.51	(3.29	)(1)	3,208	0.84		0.44		66
01/31/20	12.51	0.06	2.66	2.72	(0.06)	—	(1.49)	(1.55)	13.68	22.68		3,204	0.84		0.44		53
01/31/21	13.68	0.01	3.78	3.79	(0.07)	—	(1.39)	(1.46)	16.01	28.35		3,584	0.83		0.10		60
01/31/22	16.01	(0.02)	3.19	3.17	(0.01)	—	(2.06)	(2.07)	17.11	19.01		3,599	0.83		(0.09)		49
01/31/23	17.11	0.05	(3.40)	(3.35)	—	—	(2.97)	(2.97)	10.79	(17.93)		2,693	0.84		0.34		52
07/31/23@	10.79	—	2.36	2.36	—		—	—	13.15	21.87		3,164	0.85	†	0.04	†	25

SA MFS Blue Chip Growth Portfolio — Class 3
01/31/19	13.92	0.05	(0.48)	(0.43)	(0.02)	—	(1.04)	(1.06)	12.43	(3.33	)(1)	124,228	0.94		0.34		66
01/31/20	12.43	0.04	2.64	2.68	(0.05)	—	(1.49)	(1.54)	13.57	22.49		135,148	0.94		0.34		53
01/31/21	13.57	0.00	3.75	3.75	(0.06)	—	(1.39)	(1.45)	15.87	28.26		157,366	0.93		0.00		60
01/31/22	15.87	(0.04)	3.16	3.12	(0.00)	—	(2.06)	(2.06)	16.93	18.85		179,000	0.93		(0.20)		49
01/31/23	16.93	0.03	(3.36)	(3.33)	—	—	(2.97)	(2.97)	10.63	(18.01)		165,104	0.95		0.25		52
07/31/23@	10.63	—	2.32	2.32	—	—	—	—	12.95	21.83		183,752	0.95	†	(0.05	)†	25

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

529

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/19	$25.54	$0.20	$(0.90)	$(0.70)	$(0.21)	$—	$(2.23)	$(2.44)	$22.40	(2.91)%	$615,764	0.71%		0.81%		12%
01/31/20	22.40	0.19	4.40	4.59	(0.23)	—	(2.90)	(3.13)	23.86	21.17	635,910	0.71		0.76		16
01/31/21	23.86	0.18	2.99	3.17	(0.17)	—	(2.17)	(2.34)	24.69	13.62	688,586	0.70	(1)	0.75	(1)	20
01/31/22	24.69	0.17	5.30	5.47	(0.20)	—	(1.16)	(1.36)	28.80	21.89	713,950	0.67	(1)	0.58	(1)	18
01/31/23	28.80	0.20	(2.79)	(2.59)	(0.31)	—	(5.46)	(5.77)	20.44	(7.16)	595,459	0.67	(1)	0.82	(1)	10
07/31/23@	20.44	0.09	1.68	1.77	—		—	—	22.21	8.66	594,941	0.68	†(1)	0.85	†(1)	12

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/19	25.55	0.16	(0.89)	(0.73)	(0.17)	—	(2.23)	(2.40)	22.42	(3.03)	8,075	0.86		0.67		12
01/31/20	22.42	0.15	4.40	4.55	(0.19)	—	(2.90)	(3.09)	23.88	20.94	8,180	0.86		0.61		16
01/31/21	23.88	0.14	3.00	3.14	(0.13)	—	(2.17)	(2.30)	24.72	13.47	7,682	0.85	(1)	0.61	(1)	20
01/31/22	24.72	0.11	5.32	5.43	(0.16)	—	(1.16)	(1.32)	28.83	21.72	8,016	0.82	(1)	0.40	(1)	18
01/31/23	28.83	0.16	(2.80)	(2.64)	(0.26)	—	(5.46)	(5.72)	20.47	(7.35)	6,499	0.82	(1)	0.67	(1)	10
07/31/23@	20.47	0.07	1.70	1.77	—		—	—	22.24	8.65	6,582	0.83	†(1)	0.70	†(1)	12

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/19	25.42	0.14	(0.90)	(0.76)	(0.14)	—	(2.23)	(2.37)	22.29	(3.16)	363,992	0.96		0.56		12
01/31/20	22.29	0.12	4.38	4.50	(0.16)	—	(2.90)	(3.06)	23.73	20.85	364,762	0.96		0.51		16
01/31/21	23.73	0.12	2.97	3.09	(0.10)	—	(2.17)	(2.27)	24.55	13.37	368,899	0.95	(1)	0.51	(1)	20
01/31/22	24.55	0.08	5.28	5.36	(0.13)	—	(1.16)	(1.29)	28.62	21.60	375,411	0.92	(1)	0.27	(1)	18
01/31/23	28.62	0.14	(2.78)	(2.64)	(0.23)	—	(5.46)	(5.69)	20.29	(7.43)	317,849	0.92	(1)	0.57	(1)	10
07/31/23@	20.29	0.06	1.68	1.74	—		—	—	22.03	8.58	318,949	0.93	†(1)	0.60	†(1)	12

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21	01/22	01/23	07/23†@
SA MFS Massachusetts Investors Trust Class 1	0.01%	0.04%	0.04%	0.04%
SA MFS Massachusetts Investors Trust Class 2	0.01	0.04	0.04	0.04
SA MFS Massachusetts Investors Trust Class 3	0.01	0.04	0.04	0.04

See Notes to Financial Statements

530

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Total Return Portfolio — Class 1
01/31/19	$19.94	$0.38	$(0.98)	$(0.60)	$(0.42)	$—	$(1.11)	$(1.53)	$17.81	(3.01)%	$160,674	0.71%		1.99%		30%
01/31/20	17.81	0.38	2.05	2.43	(0.46)	—	(0.60)	(1.06)	19.18	13.79	160,743	0.71		1.99		29
01/31/21	19.18	0.33	1.39	1.72	(0.39)	—	(0.59)	(0.98)	19.92	9.12	156,898	0.71		1.72		39
01/31/22	19.92	0.27	2.23	2.50	(0.33)	—	(1.15)	(1.48)	20.94	12.43	157,462	0.70		1.27		27
01/31/23	20.94	0.35	(1.30)	(0.95)	(0.31)	—	(1.81)	(2.12)	17.87	(3.73)	134,358	0.71		1.82		29
07/31/23@	17.87	0.21	0.21	0.42	—		—	—	18.29	2.35	131,935	0.72	†	2.37	†	14

SA MFS Total Return Portfolio — Class 2
01/31/19	19.95	0.35	(0.98)	(0.63)	(0.38)	—	(1.11)	(1.49)	17.83	(3.13)	24,003	0.86		1.84		30
01/31/20	17.83	0.35	2.05	2.40	(0.43)	—	(0.60)	(1.03)	19.20	13.58	22,761	0.86		1.84		29
01/31/21	19.20	0.30	1.40	1.70	(0.36)	—	(0.59)	(0.95)	19.95	8.99	22,123	0.86		1.57		39
01/31/22	19.95	0.24	2.22	2.46	(0.30)	—	(1.15)	(1.45)	20.96	12.20	21,897	0.85		1.12		27
01/31/23	20.96	0.32	(1.28)	(0.96)	(0.28)	—	(1.81)	(2.09)	17.91	(3.82)	18,531	0.86		1.67		29
07/31/23@	17.91	0.19	0.21	0.40	—		—	—	18.31	2.23	18,035	0.87	†	2.22	†	14

SA MFS Total Return Portfolio — Class 3
01/31/19	19.89	0.33	(0.97)	(0.64)	(0.37)	—	(1.11)	(1.48)	17.77	(3.22)	299,400	0.96		1.74		30
01/31/20	17.77	0.33	2.03	2.36	(0.41)	—	(0.60)	(1.01)	19.12	13.43	325,537	0.96		1.73		29
01/31/21	19.12	0.27	1.41	1.68	(0.35)	—	(0.59)	(0.94)	19.86	8.90	346,502	0.96		1.46		39
01/31/22	19.86	0.22	2.21	2.43	(0.28)	—	(1.15)	(1.43)	20.86	12.13	383,906	0.95		1.01		27
01/31/23	20.86	0.30	(1.29)	(0.99)	(0.26)	—	(1.81)	(2.07)	17.80	(3.99)	350,201	0.96		1.57		29
07/31/23@	17.80	0.18	0.22	0.40	—		—	—	18.20	2.25	353,679	0.97	†	2.11	†	14

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

See Notes to Financial Statements

531

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Mid Cap Index Portfolio — Class 1
01/31/19	$11.52	$0.11	$(0.74)	$(0.63)	$(0.10)	$—	$(0.31)	$(0.41)	$10.48	(5.13)%	$242,067	0.40	%(1)	1.01	%(1)	25%
01/31/20	10.48	0.13	0.99	1.12	—	—	(0.02)	(0.02)	11.58	10.69	283,945	0.40		1.16		13
01/31/21	11.58	0.12	1.93	2.05	(0.13)	—	(0.11)	(0.24)	13.39	17.90	352,306	0.36		1.05		23
01/31/22	13.39	0.12	1.76	1.88	(0.11)	—	(0.68)	(0.79)	14.48	13.55	394,230	0.36		0.81		20
01/31/23	14.48	0.15	0.01	0.16	(0.12)		(0.94)	(1.06)	13.58	1.93	380,657	0.36		1.14		11
07/31/23@	13.58	0.09	0.39	0.48	—		—	—	14.06	3.53	379,273	0.37	†	1.36	†	8

SA Mid Cap Index Portfolio — Class 3
01/31/19	11.51	0.08	(0.74)	(0.66)	(0.07)	—	(0.31)	(0.38)	10.47	(5.39)	2,665	0.65	(1)	0.79	(1)	25
01/31/20	10.47	0.10	0.99	1.09	—	—	(0.02)	(0.02)	11.54	10.42	10,248	0.65		0.90		13
01/31/21	11.54	0.08	1.94	2.02	(0.12)	—	(0.11)	(0.23)	13.33	17.70	23,546	0.61		0.78		23
01/31/22	13.33	0.08	1.75	1.83	(0.10)	—	(0.68)	(0.78)	14.38	13.22	48,587	0.61		0.56		20
01/31/23	14.38	0.12	0.01	0.13	(0.10)		(0.94)	(1.04)	13.47	1.69	61,744	0.61		0.90		11
07/31/23@	13.47	0.07	0.39	0.46	—		—	—	13.93	3.41	71,143	0.62	†	1.10	†	8

SA Morgan Stanley International Equities Portfolio — Class 1
01/31/19	11.33	0.21	(1.63)	(1.42)	(0.13)	—	(0.25)	(0.38)	9.53	(12.56)	320,376	0.89		2.04		29
01/31/20	9.53	0.20	0.95	1.15	(0.26)	—	(0.40)	(0.66)	10.02	12.19	315,398	0.89		1.93		20
01/31/21	10.02	0.14	0.93	1.07	(0.19)	—	(0.16)	(0.35)	10.74	10.84	333,985	0.88	(1)	1.39	(1)	23
01/31/22	10.74	0.22	0.30	0.52	(0.14)	—	—	(0.14)	11.12	4.80	283,663	0.84	(1)	1.91	(1)	24
01/31/23	11.12	0.16	(0.84)	(0.68)	(0.28)	—	(1.05)	(1.33)	9.11	(3.78)	236,933	0.86	(1)	1.65	(1)	36
07/31/23@	9.11	0.12	0.41	0.53	—		—	—	9.64	5.82	233,793	0.86	†(1)	2.64	†(1)	14

SA Morgan Stanley International Equities Portfolio — Class 2
01/31/19	11.28	0.19	(1.61)	(1.42)	(0.12)	—	(0.25)	(0.37)	9.49	(12.68)	9,073	1.04		1.87		29
01/31/20	9.49	0.18	0.96	1.14	(0.25)	—	(0.40)	(0.65)	9.98	12.04	9,014	1.04		1.76		20
01/31/21	9.98	0.12	0.92	1.04	(0.17)	—	(0.16)	(0.33)	10.69	10.60	8,709	1.03	(1)	1.26	(1)	23
01/31/22	10.69	0.20	0.30	0.50	(0.12)	—	—	(0.12)	11.07	4.68	8,577	0.99	(1)	1.71	(1)	24
01/31/23	11.07	0.14	(0.83)	(0.69)	(0.26)	—	(1.05)	(1.31)	9.07	(3.95)	6,487	1.01	(1)	1.52	(1)	36
07/31/23@	9.07	0.11	0.42	0.53	—		—	—	9.60	5.84	6,412	1.01	†(1)	2.48	†(1)	14

SA Morgan Stanley International Equities Portfolio — Class 3
01/31/19	11.25	0.18	(1.61)	(1.43)	(0.10)	—	(0.25)	(0.35)	9.47	(12.73)	128,582	1.14		1.75		29
01/31/20	9.47	0.16	0.97	1.13	(0.24)	—	(0.40)	(0.64)	9.96	11.97	130,870	1.14		1.65		20
01/31/21	9.96	0.11	0.91	1.02	(0.16)	—	(0.16)	(0.32)	10.66	10.43	135,498	1.13	(1)	1.14	(1)	23
01/31/22	10.66	0.18	0.32	0.50	(0.12)	—	—	(0.12)	11.04	4.61	144,053	1.09	(1)	1.59	(1)	24
01/31/23	11.04	0.13	(0.83)	(0.70)	(0.25)	—	(1.05)	(1.30)	9.04	(4.04)	120,600	1.11	(1)	1.39	(1)	36
07/31/23@	9.04	0.11	0.41	0.52	—		—	—	9.56	5.75	117,502	1.11	†(1)	2.39	†(1)	14

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/21	01/22	01/23	07/23@†
SA Mid Cap Index Class 1	(0.01)%	—%	—%	—%	—%
SA Mid Cap Index Class 3	(0.01)	—	—	—	—
SA Morgan Stanley International Equities Class 1	—	0.01	0.05	0.05	0.05
SA Morgan Stanley International Equities Class 2	—	0.01	0.05	0.05	0.05
SA Morgan Stanley International Equities Class 3	—	0.01	0.05	0.05	0.05

See Notes to Financial Statements

532

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA PIMCO RAE International Value Portfolio — Class 1
01/31/19	$17.73	$0.38	$(2.91)	$(2.53)	$(0.77)	$(0.01)	$(0.35)	$(1.13)	$14.07	(14.07)%	$301,985	0.85	%(1)	2.34	%(1)	28%
01/31/20	14.07	0.35	(0.25)	0.10	(0.02)	—	—	(0.02)	14.15	0.68	284,337	0.86	(1)	2.50	(1)	36
01/31/21	14.15	0.28	(0.34)	(0.06)	(0.35)	—	—	(0.35)	13.74	(0.32)	293,873	0.87	(1)(2)	2.18	(1)(2)	163
01/31/22	13.74	0.40	0.97	1.37	(0.34)	—	(0.10)	(0.44)	14.67	9.93	250,389	0.84	(1)(2)	2.67	(1)(2)	41
01/31/23	14.67	0.52	(0.98)	(0.46)	(0.57)	—	(0.68)	(1.25)	12.96	(1.83)	177,002	0.83	(2)	3.93	(2)	46
07/31/23@	12.96	0.28	0.61	0.89	—	—	—	—	13.85	6.87	169,523	0.84	†(2)	4.31	†(2)	21

SA PIMCO RAE International Value Portfolio — Class 2
01/31/19	17.73	0.33	(2.89)	(2.56)	(0.72)	(0.01)	(0.35)	(1.08)	14.09	(14.25)	10,869	1.00	(1)	2.06	(1)	28
01/31/20	14.09	0.33	(0.25)	0.08	(0.01)	—	—	(0.01)	14.16	0.59	9,769	1.01	(1)	2.39	(1)	36
01/31/21	14.16	0.26	(0.34)	(0.08)	(0.33)	—	—	(0.33)	13.75	(0.49)	9,377	1.02	(1)(2)	2.02	(1)(2)	163
01/31/22	13.75	0.37	0.98	1.35	(0.32)	—	(0.10)	(0.42)	14.68	9.77	9,544	0.99	(1)(2)	2.48	(1)(2)	41
01/31/23	14.68	0.50	(0.99)	(0.49)	(0.54)	—	(0.68)	(1.22)	12.97	(2.02)	8,024	0.98	(2)	3.83	(2)	46
07/31/23@	12.97	0.27	0.61	0.88	—	—	—	—	13.85	6.78	8,111	0.99	†(2)	4.13	†(2)	21

SA PIMCO RAE International Value Portfolio — Class 3
01/31/19	17.68	0.31	(2.87)	(2.56)	(0.69)	(0.01)	(0.35)	(1.05)	14.07	(14.30)	460,526	1.10	(1)	1.94	(1)	28
01/31/20	14.07	0.32	(0.26)	0.06	(0.01)	—	—	(0.01)	14.12	0.44	425,811	1.11	(1)	2.26	(1)	36
01/31/21	14.12	0.24	(0.34)	(0.10)	(0.31)	—	—	(0.31)	13.71	(0.58)	426,980	1.12	(1)(2)	1.88	(1)(2)	163
01/31/22	13.71	0.36	0.97	1.33	(0.31)	—	(0.10)	(0.41)	14.63	9.62	428,687	1.09	(1)(2)	2.39	(1)(2)	41
01/31/23	14.63	0.49	(0.99)	(0.50)	(0.52)	—	(0.68)	(1.20)	12.93	(2.10)	349,450	1.08	(2)	3.73	(2)	46
07/31/23@	12.93	0.26	0.61	0.87	—	—	—	—	13.80	6.73	346,175	1.09	†(2)	4.04	†(2)	21

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22
SA PIMCO RAE International Value Class 1	0.00%	0.00%	0.00%	0.00%
SA PIMCO RAE International Value Class 2	0.00	0.00	0.00	0.00
SA PIMCO RAE International Value Class 3	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(1)	01/22(1)	01/23	07/23†@
SA PIMCO RAE International Value Class 1	0.00%	0.05%	0.07%	0.07%
SA PIMCO RAE International Value Class 2	0.00	0.05	0.07	0.07
SA PIMCO RAE International Value Class 3	0.00	0.05	0.07	0.07

See Notes to Financial Statements

533

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA PIMCO VCP Tactical Balanced Portfolio — Class 1
01/31/19	$12.79	$0.17	$(0.92)	$(0.75)	$(0.38)	$—	$(1.74)	$(2.12)	$9.92	(6.13)%	$114	0.90%		1.44%		292%
01/31/20	9.92	0.16	1.22	1.38	—	—	(0.06)	(0.06)	11.24	13.92	130	1.15	(1)	1.52	(1)	539
01/31/21	11.24	0.02	0.90	0.92	(0.08)	—	(0.67)	(0.75)	11.41	8.40	141	0.95	(1)	0.16	(1)	599
01/31/22	11.41	(0.03)	0.52	0.49	—	—	(1.67)	(1.67)	10.23	3.59	209	0.89		(0.22)		73
01/31/23	10.23	0.12	(1.08)	(0.96)	—	—	(0.02)	(0.02)	9.25	(9.34)	185	0.91		1.34		47
07/31/23@	9.25	0.18	0.25	0.43	—	—	—	—	9.68	4.65	189	0.91	†	3.85	†	20

SA PIMCO VCP Tactical Balanced Portfolio — Class 3
01/31/19	12.75	0.14	(0.91)	(0.77)	(0.35)	—	(1.74)	(2.09)	9.89	(6.30)	1,238,685	1.15		1.18		292
01/31/20	9.89	0.13	1.21	1.34	—	—	(0.06)	(0.06)	11.17	13.56	1,317,587	1.40	(1)	1.27	(1)	539
01/31/21	11.17	(0.01)	0.90	0.89	(0.05)	—	(0.67)	(0.72)	11.34	8.18	1,298,110	1.20	(1)	(0.09	)(1)	599
01/31/22	11.34	(0.05)	0.50	0.45	—	—	(1.67)	(1.67)	10.12	3.25	1,232,819	1.14		(0.47)		73
01/31/23	10.12	0.10	(1.07)	(0.97)	—	—	(0.02)	(0.02)	9.13	(9.54)	1,009,689	1.16		1.06		47
07/31/23@	9.13	0.16	0.25	0.41	—	—	—	—	9.54	4.49	992,399	1.16	†	3.60	†	20

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Includes the effect of interest expenses paid related to reverse repurchase agreements (based on average net assets)

Portfolio	01/20	01/21
SA PIMCO VCP Tactical Balanced Class 1 . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .	0.25%	0.05%
SA PIMCO VCP Tactical Balanced Class 3 . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .	0.25	0.05

See Notes to Financial Statements

534

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/19	$5.78	$0.33	$(0.32)	$0.01	$(0.40)	$—	$—	$(0.40)	$5.39	0.14%	$172,043	0.67%		5.91%		74%
01/31/20	5.39	0.33	0.20	0.53	(0.44)	—	—	(0.44)	5.48	9.96	132,092	0.68		5.80		71
01/31/21	5.48	0.29	0.13	0.42	(0.34)	—	—	(0.34)	5.56	7.87	141,393	0.69		5.29		74
01/31/22	5.56	0.28	(0.09)	0.19	(0.29)	—	—	(0.29)	5.46	3.37	141,050	0.68		5.01		63
01/31/23	5.46	0.30	(0.53)	(0.23)	(0.30)	—	—	(0.30)	4.93	(3.74)	124,374	0.71		6.00		31
07/31/23@	4.93	0.17	0.03	0.20	—	—	—	—	5.13	4.06	115,633	0.73	†	6.79	†	14

SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/19	5.77	0.33	(0.33)	(0.00)	(0.39)	—	—	(0.39)	5.38	(0.05)	7,944	0.82		5.75		74
01/31/20	5.38	0.32	0.21	0.53	(0.43)	—	—	(0.43)	5.48	9.98	7,674	0.84		5.62		71
01/31/21	5.48	0.28	0.13	0.41	(0.33)	—	—	(0.33)	5.56	7.69	7,120	0.84		5.15		74
01/31/22	5.56	0.28	(0.10)	0.18	(0.28)	—	—	(0.28)	5.46	3.21	6,500	0.83		4.86		63
01/31/23	5.46	0.30	(0.54)	(0.24)	(0.29)	—	—	(0.29)	4.93	(3.92)	5,556	0.86		5.85		31
07/31/23@	4.93	0.16	0.04	0.20	—	—	—	—	5.13	4.06	5,455	0.88	†	6.64	†	14

SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/19	5.74	0.32	(0.33)	(0.01)	(0.38)	—	—	(0.38)	5.35	(0.15)	153,660	0.92		5.65		74
01/31/20	5.35	0.31	0.20	0.51	(0.42)	—	—	(0.42)	5.44	9.74	149,856	0.94		5.52		71
01/31/21	5.44	0.27	0.14	0.41	(0.33)	—	—	(0.33)	5.52	7.64	148,051	0.94		5.04		74
01/31/22	5.52	0.27	(0.09)	0.18	(0.28)	—	—	(0.28)	5.42	3.15	145,057	0.93		4.76		63
01/31/23	5.42	0.29	(0.53)	(0.24)	(0.29)	—	—	(0.29)	4.89	(4.08)	125,148	0.96		5.74		31
07/31/23@	4.89	0.16	0.04	0.20	—	—	—	—	5.09	4.09	126,131	0.98	†	6.54	†	14

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

See Notes to Financial Statements

535

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(2)		Ratio of net investment income (loss) to average net assets(2)		Portfolio turnover

SA Putnam International Growth and Income Portfolio — Class 1
01/31/19	$11.79	$0.27	$(2.27)	$(2.00)	$(0.34)	$—	$—	$(0.34)	$9.45	(17.07)%	$132,405	0.99	%(1)	2.55	%(1)	21%
01/31/20	9.45	0.27	0.68	0.95	(0.26)	—	(0.44)	(0.70)	9.70	9.95	139,085	1.00	(1)	2.72	(1)	17
01/31/21	9.70	0.19	0.40	0.59	(0.22)	—	(0.02)	(0.24)	10.05	6.22	166,889	0.99		2.17		15
01/31/22	10.05	0.24	1.48	1.72	(0.23)	—	—	(0.23)	11.54	17.13	232,954	0.96		2.17		20
01/31/23	11.54	0.30	(0.39)	(0.09)	(0.19)	—	(0.52)	(0.71)	10.74	0.35	246,164	0.96		2.94		15
07/31/23@	10.74	0.22	0.60	0.82	—	—	—	—	11.56	7.64	240,904	0.96	†	4.11	†	9

SA Putnam International Growth and Income Portfolio — Class 2
01/31/19	11.84	0.26	(2.28)	(2.02)	(0.32)	—	—	(0.32)	9.50	(17.16)	4,517	1.14	(1)	2.43	(1)	21
01/31/20	9.50	0.26	0.67	0.93	(0.24)	—	(0.44)	(0.68)	9.75	9.70	4,361	1.15	(1)	2.61	(1)	17
01/31/21	9.75	0.18	0.40	0.58	(0.20)	—	(0.02)	(0.22)	10.11	6.11	4,340	1.14		2.07		15
01/31/22	10.11	0.25	1.47	1.72	(0.22)	—	—	(0.22)	11.61	16.98	4,567	1.11		2.15		20
01/31/23	11.61	0.27	(0.37)	(0.10)	(0.17)	—	(0.52)	(0.69)	10.82	0.27	4,719	1.11		2.70		15
07/31/23@	10.82	0.21	0.60	0.81	—	—	—	—	11.63	7.49	4,861	1.11	†	3.95	†	9

SA Putnam International Growth and Income Portfolio — Class 3
01/31/19	11.81	0.24	(2.27)	(2.03)	(0.30)	—	—	(0.30)	9.48	(17.22)	109,696	1.24	(1)	2.30	(1)	21
01/31/20	9.48	0.25	0.67	0.92	(0.23)	—	(0.44)	(0.67)	9.73	9.60	103,878	1.25	(1)	2.53	(1)	17
01/31/21	9.73	0.17	0.39	0.56	(0.19)	—	(0.02)	(0.21)	10.08	5.92	104,545	1.24		1.95		15
01/31/22	10.08	0.23	1.48	1.71	(0.21)	—	—	(0.21)	11.58	16.93	113,344	1.21		2.03		20
01/31/23	11.58	0.27	(0.38)	(0.11)	(0.16)	—	(0.52)	(0.68)	10.79	0.12	97,880	1.21		2.66		15
07/31/23@	10.79	0.21	0.60	0.81	—	—	—	—	11.60	7.51	100,405	1.21	†	3.85	†	9

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20
SA Putnam International Growth and Income Class 1	0.00%	0.00%
SA Putnam International Growth and Income Class 2	0.00	0.00
SA Putnam International Growth and Income Class 3	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)	01/20(1)	01/21	01/22	01/23	07/23†@
SA Putnam International Growth and Income Class 1	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
SA Putnam International Growth and Income Class 2	0.05	0.05	0.05	0.05	0.05	0.05
SA Putnam International Growth and Income Class 3	0.05	0.05	0.05	0.05	0.05	0.05

See Notes to Financial Statements

536

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Schroders VCP Global Allocation Portfolio — Class 1
01/31/19	$12.50	$0.23	$(1.06)	$(0.83)	$(0.32)	$—	$(0.90)	$(1.22)	$10.45	(6.75	)%(2)	$183	0.90%		2.07%		85%
01/31/20	10.45	0.22	1.17	1.39	(0.18)	—	(0.25)	(0.43)	11.41	13.28		175	0.90		1.96		104
01/31/21	11.41	0.08	(0.14)	(0.06)	(0.02)	—	(0.17)	(0.19)	11.16	(0.49)		196	0.90		0.76		143
01/31/22	11.16	0.10	0.87	0.97	(0.08)	—	—	(0.08)	12.05	8.64		276	0.90		0.83		73
01/31/23	12.05	0.18	(1.48)	(1.30)	(0.11)	—	(1.48)	(1.59)	9.16	(9.63)		243	0.90		1.73		56
07/31/23@	9.16	0.11	0.37	0.48	—	—	—	—	9.64	5.24		252	0.91	†	2.48	†	36

SA Schroders VCP Global Allocation Portfolio — Class 3
01/31/19	12.45	0.20	(1.05)	(0.85)	(0.24)	—	(0.90)	(1.14)	10.46	(6.91	)(2)	578,418	1.15		1.75		85
01/31/20	10.46	0.19	1.18	1.37	(0.16)	—	(0.25)	(0.41)	11.42	13.00		635,330	1.15		1.71		104
01/31/21	11.42	0.06	(0.16)	(0.10)	(0.01)	—	(0.17)	(0.18)	11.14	(0.79)		603,482	1.15		0.52		143
01/31/22	11.14	0.07	0.87	0.94	(0.05)	—	—	(0.05)	12.03	8.39		582,011	1.15		0.59		73
01/31/23	12.03	0.15	(1.47)	(1.32)	(0.08)	—	(1.48)	(1.56)	9.15	(9.86)		480,513	1.15		1.48		56
07/31/23@	9.15	0.10	0.36	0.46	—	—	—	—	9.61	5.03		475,186	1.16	†	2.23	†	36

SA Small Cap Index Portfolio — Class 1
01/31/19	11.65	0.07	(0.60)	(0.53)	(0.08)	—	(0.41)	(0.49)	10.63	(4.19)		225,538	0.45		0.65		21
01/31/20	10.63	0.08	0.83	0.91	—	—	—	—	11.54	8.56		219,182	0.45		0.75		25
01/31/21	11.54	0.07	3.21	3.28	(0.09)	—	(0.44)	(0.53)	14.29	29.37		293,574	0.45		0.62		19
01/31/22	14.29	0.08	(0.25)	(0.17)	(0.07)	—	(0.45)	(0.52)	13.60	(1.75)		257,507	0.45		0.50		22
01/31/23	13.60	0.11	(0.75)	(0.64)	(0.09)	—	(1.22)	(1.31)	11.65	(3.74)		252,637	0.45		0.92		17
07/31/23@	11.65	0.07	0.42	0.49	—	—	—	—	12.14	4.21		246,652	0.45	†	1.21	†	9

SA Small Cap Index Portfolio — Class 3
01/31/19	11.64	0.05	(0.61)	(0.56)	(0.05)	—	(0.41)	(0.46)	10.62	(4.44)		2,705	0.70		0.41		21
01/31/20	10.62	0.05	0.83	0.88	—	—	—	—	11.50	8.29		9,217	0.70		0.49		25
01/31/21	11.50	0.04	3.21	3.25	(0.08)	—	(0.44)	(0.52)	14.23	29.20		21,153	0.70		0.34		19
01/31/22	14.23	0.04	(0.25)	(0.21)	(0.06)	—	(0.45)	(0.51)	13.51	(2.04)		43,654	0.70		0.26		22
01/31/23	13.51	0.08	(0.75)	(0.67)	(0.06)	—	(1.22)	(1.28)	11.56	(3.95)		52,951	0.70		0.68		17
07/31/23@	11.56	0.05	0.42	0.47	—	—	—	—	12.03	4.07		61,454	0.70	†	0.94	†	9

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA Schroders VCP Global Index Allocation Class 1	0.01%	(0.01)%	0.05%	(0.01)%	(0.00)%	0.03%
SA Schroders VCP Global Index Allocation Class 3	0.00	(0.01)	0.05	(0.01)	(0.00)	0.03
SA Small Cap Index Class 1	0.01	0.04	(0.01)	(0.02)	(0.01)	0.02
SA Small Cap Index Class 3	0.00	0.06	(0.01)	(0.01)	(0.01)	0.02
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

537

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
01/31/19	$10.72	$0.16	$(0.48)	$(0.32)	$(0.12)	$—	$(0.04)	$(0.16)	$10.24	(2.93	)%(2)	$185	0.81	%(1)	1.60	%(1)	38%
01/31/20	10.24	0.14	1.55	1.69	(0.12)	—	(0.08)	(0.20)	11.73	16.49		318	0.81	(1)	1.32	(1)	41
01/31/21	11.73	0.10	1.81	1.91	(0.10)	—	(0.08)	(0.18)	13.46	16.24		364	0.81	(1)	0.87	(1)	41
01/31/22	13.46	0.10	1.44	1.54	—	—	(0.20)	(0.20)	14.80	11.40		350	0.81	(1)	0.65	(1)	39
01/31/23	14.80	0.14	(1.52)	(1.38)	(0.08)	—	(0.93)	(1.01)	12.41	(8.69)		394	0.76	(1)	1.13	(1)	45
07/31/23@	12.41	0.09	0.93	1.02	—	—	—	—	13.43	8.22		533	0.76	†	1.54	†	18

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
01/31/19	10.72	0.12	(0.47)	(0.35)	(0.07)	—	(0.04)	(0.11)	10.26	(3.20	)(2)	119,468	1.06	(1)	1.28	(1)	38
01/31/20	10.26	0.12	1.55	1.67	(0.10)	—	(0.08)	(0.18)	11.75	16.24		242,874	1.06	(1)	1.06	(1)	41
01/31/21	11.75	0.07	1.80	1.87	(0.07)	—	(0.08)	(0.15)	13.47	15.91		402,775	1.06	(1)	0.60	(1)	41
01/31/22	13.47	0.05	1.46	1.51	—	—	(0.20)	(0.20)	14.78	11.17		628,755	1.06	(1)	0.36	(1)	39
01/31/23	14.78	0.11	(1.52)	(1.41)	(0.05)	—	(0.93)	(0.98)	12.39	(8.92)		635,335	1.01	(1)	0.89	(1)	45
07/31/23@	12.39	0.08	0.92	1.00	—	—	—	—	13.39	8.07		679,709	1.01	†	1.29	†	18

SA T. Rowe Price VCP Balanced Portfolio — Class 1
01/31/19	13.27	0.22	(0.95)	(0.73)	(0.34)	(0.03)	(0.85)	(1.22)	11.32	(5.37)		184	0.82		1.79		56
01/31/20	11.32	0.21	1.49	1.70	(0.20)	—	(0.39)	(0.59)	12.43	15.03		89	0.81		1.70		54
01/31/21	12.43	0.14	0.96	1.10	(0.02)	—	(0.29)	(0.31)	13.22	8.92		96	0.80		1.11		66
01/31/22	13.22	0.10	1.04	1.14	(0.16)	—	(0.69)	(0.85)	13.51	8.31		290	0.80		0.78		55
01/31/23	13.51	0.19	(1.85)	(1.66)	(0.13)	—	(1.53)	(1.66)	10.19	(11.13)		243	0.81		1.64		53
07/31/23@	10.19	0.12	0.61	0.73	—	—	—	—	10.92	7.16		249	0.81	†	2.27	†	17

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/31/19	13.23	0.19	(0.93)	(0.74)	(0.27)	(0.03)	(0.85)	(1.15)	11.34	(5.55)		1,382,587	1.07		1.54		56
01/31/20	11.34	0.17	1.49	1.66	(0.17)	—	(0.39)	(0.56)	12.44	14.68		1,619,324	1.06		1.41		54
01/31/21	12.44	0.11	0.95	1.06	(0.01)	—	(0.29)	(0.30)	13.20	8.64		1,664,250	1.05		0.87		66
01/31/22	13.20	0.09	1.01	1.10	(0.13)	—	(0.69)	(0.82)	13.48	8.00		1,712,989	1.05		0.64		55
01/31/23	13.48	0.16	(1.83)	(1.67)	(0.10)	—	(1.53)	(1.63)	10.18	(11.31)		1,458,827	1.06		1.39		53
07/31/23@	10.18	0.10	0.62	0.72	—	—	—	—	10.90	7.07		1,475,715	1.06	†	2.02	†	17

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23
SA T. Rowe Price Asset Allocation Growth Class 1	0.49%	0.14%	(0.02)%	(0.04)%	(0.01)%
SA T. Rowe Price Asset Allocation Growth Class 3	0.46	0.14	(0.03)	(0.04)	(0.01)

(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

538

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA VCP Dynamic Allocation Portfolio — Class 1
01/31/19	$14.89	$0.40	$(1.26)	$(0.86)	$(0.58)	$—	$(1.58)	$(2.16)	$11.87	(5.68)%	$196	0.22%		2.95%		18%
01/31/20	11.87	0.18	1.57	1.75	—	—	(0.50)	(0.50)	13.12	14.92	220	0.22		1.41		12
01/31/21	13.12	0.20	1.41	1.61	(0.20)	—	(0.75)	(0.95)	13.78	12.53	284	0.22		1.53		17
01/31/22	13.78	0.27	0.50	0.77	(0.27)	—	(0.86)	(1.13)	13.42	5.19	492	0.21		1.94		14
01/31/23	13.42	0.18	(1.49)	(1.31)	(0.35)	—	(1.03)	(1.38)	10.73	(9.04)	440	0.23		1.52		14
07/31/23@	10.73	0.01	0.55	0.56	—	—	—	—	11.29	5.22	491	0.25	†	0.18	†	5

SA VCP Dynamic Allocation Portfolio — Class 3
01/31/19	14.85	0.21	(1.09)	(0.88)	(0.49)	—	(1.58)	(2.07)	11.90	(5.87)	11,353,807	0.47		1.56		18
01/31/20	11.90	0.13	1.58	1.71	—	—	(0.50)	(0.50)	13.11	14.55	11,697,671	0.47		1.05		12
01/31/21	13.11	0.15	1.42	1.57	(0.16)	—	(0.75)	(0.91)	13.77	12.26	11,751,233	0.47		1.11		17
01/31/22	13.77	0.10	0.63	0.73	(0.23)	—	(0.86)	(1.09)	13.41	4.93	10,989,643	0.46		0.72		14
01/31/23	13.41	0.12	(1.46)	(1.34)	(0.31)	—	(1.03)	(1.34)	10.73	(9.30)	8,834,352	0.48		0.99		14
07/31/23@	10.73	—	0.55	0.55	—	—	—	—	11.28	5.13	8,660,349	0.50	†	(0.07	)†	5

SA VCP Dynamic Strategy Portfolio — Class 1
01/31/19	14.80	0.27	(1.16)	(0.89)	(0.61)	—	(1.27)	(1.88)	12.03	(5.98)	196	0.23		2.00		18
01/31/20	12.03	0.17	1.46	1.63	—	—	(0.43)	(0.43)	13.23	13.65	219	0.23		1.35		13
01/31/21	13.23	0.13	1.21	1.34	(0.20)	—	(0.58)	(0.78)	13.79	10.32	200	0.23		0.95		17
01/31/22	13.79	0.27	0.66	0.93 (2)	(0.23)	—	(0.55)	(0.78)	13.94	6.49	778	0.22		1.94		33	(3)
01/31/23	13.94	0.19	(1.27)	(1.08)	(0.33)	—	(0.75)	(1.08)	11.78	(7.18)	687	0.24		1.51		13
07/31/23@	11.78	0.01	0.53	0.54	—	—	—	—	12.32	4.58	706	0.26	†	0.18	†	5

SA VCP Dynamic Strategy Portfolio — Class 3
01/31/19	14.76	0.20	(1.11)	(0.91)	(0.51)	—	(1.27)	(1.78)	12.07	(6.11)	5,999,288	0.48		1.48		18
01/31/20	12.07	0.12	1.47	1.59	—	—	(0.43)	(0.43)	13.23	13.27	6,121,428	0.48		0.96		13
01/31/21	13.23	0.14	1.16	1.30	(0.16)	—	(0.58)	(0.74)	13.79	10.03	6,048,220	0.48		1.07		17
01/31/22	13.79	0.11	0.78	0.89 (2)	(0.20)	—	(0.55)	(0.75)	13.93	6.20	7,115,875	0.47		0.74		33	(3)
01/31/23	13.93	0.12	(1.22)	(1.10)	(0.29)	—	(0.75)	(1.04)	11.79	(7.35)	5,713,761	0.49		0.97		13
07/31/23@	11.79	—	0.52	0.52	—	—	—	—	12.31	4.41	5,597,903	0.51	†	(0.07	)†	5

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23	07/23†@
SA VCP Dynamic Allocation Class 1	0.01%	0.01%	0.01%	0.01%	0.00%	0.00%
SA VCP Dynamic Allocation Class 3	0.01	0.01	0.01	0.01	0.00	0.00
SA VCP Dynamic Strategy Class 1	0.01	0.00	0.00	0.00	0.00	0.00
SA VCP Dynamic Strategy Class 3	0.01	0.00	0.00	0.00	0.00	0.00

(2)	Includes the effect of a merger.
(3)	Excludes purchases/sales due to merger.

See Notes to Financial Statements

539

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA VCP Index Allocation Portfolio — Class 1
01/31/19	$10.89	$0.23	$(0.92)	$(0.69)	$(0.31)	$—	$(0.02)	$(0.33)	$9.87	(6.12)%	$103	0.28	%(1)	2.21	%(1)	20%
01/31/20	9.87	0.02	1.49	1.51	(0.03)	—	(0.07)	(0.10)	11.28	15.25	118	0.28	(1)	0.17	(1)	13
01/31/21	11.28	0.16	0.75	0.91	(0.15)	—	(0.18)	(0.33)	11.86	8.15	212	0.27	(1)	1.46	(1)	27
01/31/22	11.86	0.19	1.00	1.19	(0.15)	—	(0.93)	(1.08)	11.97	9.69	358	0.24		1.51		19
01/31/23	11.97	0.18	(1.20)	(1.02)	—	—	(0.04)	(0.04)	10.91	(8.49)	365	0.24		1.65		8
07/31/23@	10.91	0.03	0.73	0.76	—	—	—	—	11.67	6.97	382	0.24	†	0.61	†	3

SA VCP Index Allocation Portfolio — Class 3
01/31/19	10.89	0.37	(1.08)	(0.71)	(0.26)	—	(0.02)	(0.28)	9.90	(6.32)	226,269	0.53	(1)	3.90	(1)	20
01/31/20	9.90	(0.01)	1.50	1.49	(0.01)	—	(0.07)	(0.08)	11.31	14.97	386,386	0.53	(1)	(0.08	)(1)	13
01/31/21	11.31	0.11	0.76	0.87	(0.13)	—	(0.18)	(0.31)	11.87	7.73	439,902	0.52	(1)	0.95	(1)	27
01/31/22	11.87	0.08	1.09	1.17	(0.12)	—	(0.93)	(1.05)	11.99	9.47	523,701	0.49		0.60		19
01/31/23	11.99	0.12	(1.17)	(1.05)	—	—	(0.04)	(0.04)	10.90	(8.72)	486,910	0.49		1.07		8
07/31/23@	10.90	0.02	0.73	0.75	—	—	—	—	11.65	6.88	509,576	0.49	†	0.36	†	3

†	Annualized
@	Unaudited
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21
SA VCP Index Allocation Class 1	0.10%	(0.02)%	(0.01)%
SA VCP Index Allocation Class 3	0.03	(0.02)	(0.01)

See Notes to Financial Statements

540

SUNAMERICA SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

July 31, 2023 (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, the Program Administrator provided the Board with a report covering the time period from January 1, 2022, to December 31, 2022 (the “Review Period”) addressing the operations of the program and assessing its adequacy and effectiveness of implementation. The Board reviewed the report at a meeting held on June 8, 2023.

During the Review Period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, except as permitted through extended market holiday closures, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

541

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2023 (unaudited)

At a meeting held on March 30, 2023 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and J.P. Morgan Investment Management, Inc. (“JPMorgan” or the “Subadviser”) with respect to the SA Invesco Main Street Large Cap Portfolio, a series of the Trust (the “Portfolio”). The Board, including the Independent Trustees, further approved the termination of the subadvisory agreement between SunAmerica and Invesco Advisers, Inc. (“Invesco”) with respect to the Portfolio. In connection with these approvals, the Board also approved certain changes to the Portfolio’s investment strategies and techniques, as well as a change of the Portfolio’s name to “SA JPMorgan Large Cap Core Portfolio.” The Board also approved a second subadvisory agreement between SunAmerica and JPMorgan with respect to the Portfolio (together with the Agreement, the “Agreements”), which will take effect upon an anticipated future change of control of SunAmerica and ensure that management of the Portfolio continues uninterrupted.

In connection with the approval of the Agreements, the Board received materials related to certain factors used in its consideration of whether to approve the Agreements. Those factors included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadviser;

(3)	the size and structure of the subadvisory fees and any other material payments to the Subadviser;

(4)	the organizational capability and financial condition of the Subadviser and its affiliates;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees to be paid by the Adviser to JPMorgan for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of the Subadviser and the amounts retained by SunAmerica; and (c) information regarding the Subadviser’s compliance and regulatory history. The Board also took into account extensive information from JPMorgan regarding its services provided to the Trust, which materials the Board reviewed at its October 13, 2022 meeting in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust and Seasons Series Trust.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica and JPMorgan in connection with their consideration of approval of the Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of the Subadviser with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services Provided by the Subadviser.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by JPMorgan. In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to the Subadviser, the Board noted that JPMorgan would be responsible for providing investment management services on a day-to-day basis. In such role, JPMorgan would (i) manage the investment and reinvestment of the Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed JPMorgan’s history, structure and size, and investment experience. The Board considered the personnel of JPMorgan who would be involved in the

542

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2023 (unaudited) — (continued)

investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management’s judgment, JPMorgan has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of JPMorgan who would be responsible for providing investment management services to the Portfolio.

The Board also reviewed and considered JPMorgan’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser or sub-subadviser, as applicable, to the Portfolio. The Board considered JPMorgan’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on JPMorgan’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by the Subadviser and that there was a reasonable basis on which to conclude that the Subadviser would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained. The Board also noted that the subadvisory fee rates to be paid by SunAmerica to JPMorgan under the Agreements are lower than those currently paid to Invesco for its subadvisory services to the Portfolio. The Board further considered that management had agreed to increase its contractual advisory fee waiver with respect to the Portfolio by two basis points at each breakpoint, which would reduce the fees paid by the Portfolio to SunAmerica. The Board determined that these amounts were reasonable in light of the services performed by SunAmerica and JPMorgan, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also considered advisory and subadvisory fees received by JPMorgan with respect to other mutual funds and accounts with similar investment strategies to the Portfolio, as well as performance data from management and JPMorgan with respect to any other mutual funds or other accounts advised or subadvised by JPMorgan with similar investment objectives and/or strategies, as applicable.

The Subadvised Expense Group consists of the Portfolio and four other large-cap core funds underlying variable insurance products (“VIPs”), as classified by Broadridge. The Subadvised Expense Universe consists of the Portfolio and all other large-cap core funds underlying VIPs with disclosed subadviser agreements, excluding outliers.

The performance information included information as of December 31, 2022, from management and JPMorgan. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

The Board further considered that Invesco’s performance ranked in the fifth quintile in its Morningstar and Lipper categories over the one-, three- and five-year periods ended December 30, 2022, and that the Portfolio had been subjected to heighted monitoring three times in the last five years. The Board also considered the performance of the J.P.Morgan U.S. Equity Fund (the “JPMorgan Fund”) relative to the S&P 500 Total Return Index. The Board noted that the JPMorgan Fund had outperformed the benchmark for the three- and five-year periods ended December 31, 2022, and for two of the previous five calendar years. In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences between the JPMorgan Fund and the Portfolio and acknowledged that past performance is not necessarily indicative of future results.

The Trustees noted that the expense and performance information as a whole was useful in assessing whether JPMorgan is proposing to provide services at a cost that is competitive with other similar funds.

543

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2023 (unaudited) — (continued)

Profitability, Economies of Scale and Other Benefits Derived.

The Board noted that the subadvisory fees paid pursuant to the Agreements are paid by SunAmerica out of its advisory fees. The Board considered that the Agreements also contains breakpoints in the fee schedule; however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Agreements, the Trust does not directly benefit from any reduction in those fee rates. The Trustees also relied on the ability of SunAmerica to negotiate the Agreements and the fees thereunder at arm’s length. The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Agreements.

The Board considered other potential indirect benefits to the Subadviser as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to the Subadviser’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to the Subadviser in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of Agreements.

The Board, including the Independent Trustees, reviewed the terms and conditions of the Agreements, including the duties and responsibilities undertaken by SunAmerica and JPMorgan as discussed above. The Board also reviewed the differences in the terms of the Agreements as compared to the terms of the subadvisory agreement between SunAmerica and Invesco with respect to the Portfolio.

Conclusions.

In reaching its decision to recommend the approval of the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadviser possesses the capability and resources to perform the duties required of it under the Agreements.

Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Agreements are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

544

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

545

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411SAR.20 (9/23)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 1 to the Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

 Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 6, 2023

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: October 6, 2023